UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000E Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000E Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2019

Item 1. Reports to Stockholders.

(a)         The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMIANNUAL REPORT

NOVEMBER 30, 2019

Decline of the Retail Store ETF  EMTY

DJ Brookfield Global Infrastructure ETF  TOLZ

Equities for Rising Rates ETF  EQRR

Global Listed Private Equity ETF  PEX

Hedge Replication ETF  HDG

High Yield–Interest Rate Hedged  HYHG

Inflation Expectations ETF  RINF

Investment Grade–Interest Rate Hedged  IGHG

K-1 Free Crude Oil Strategy ETF*  OILK

Large Cap Core Plus  CSM

Long Online/Short Stores ETF  CLIX

Managed Futures Strategy ETF*  FUT

Merger ETF  MRGR

Morningstar Alternatives Solution ETF  ALTS

MSCI EAFE Dividend Growers ETF  EFAD

MSCI Emerging Markets Dividend Growers ETF  EMDV

MSCI Europe Dividend Growers ETF  EUDV

Online Retail ETF  ONLN

Pet Care ETF  PAWZ

RAFITM Long/Short  RALS

Russell 2000 Dividend Growers ETF  SMDV

Russell U.S. Dividend Growers ETF  TMDV

S&P 500® Bond ETF  SPXB

S&P 500® Dividend Aristocrats ETF  NOBL

S&P 500® Ex-Energy ETF  SPXE

S&P 500® Ex-Financials ETF  SPXN

S&P 500® Ex-Health Care ETF  SPXV

S&P 500® Ex-Technology ETF  SPXT

S&P MidCap 400® Dividend Aristocrats ETF  REGL

S&P Technology Dividend Aristocrats ETF  TDV

Short Term USD Emerging Markets Bond ETF  EMSH

*  "The K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF funds are consolidated with Cayman Crude Oil Strategy Portfolio and Cayman Portfolio I, respectivley. A claim of exemption pursuant to the Commodity Futures Trading Commission ("CFTC") Rule 4.7 has been made by the Investment Adviser with respect to these funds. The exemption relieves these funds of certain disclosure and reporting obligations under the commodity pool rules of the CFTC."

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
XX	Expense Examples
1	Schedule of Portfolio Investments
84	Statements of Assets and Liabilities
91	Statements of Operations
98	Statements of Changes in Net Assets
110	Financial Highlights
128	Notes to Financial Statements
151	Board Approval of Investment Advisory Agreement
157	Miscellaneous Information

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Trust's website (www.proshares.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as your brokerage firm).

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account that you invest in through your financial intermediary.

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

1.  Go to www.icsdelivery.com

2.  Select the first letter of your brokerage firm's name.

3.  From the list that follows, select your brokerage firm. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm.

4.  Complete the information requested, including the e-mail address where you would like to receive notifications for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel electronic delivery at any time and revert to physical delivery of your materials. Just go to www.icsdelivery.com, perform the first three steps above, and follow the instructions for cancelling electronic delivery. If you have any questions, please contact your brokerage firm.

DEAR SHAREHOLDER:

I am pleased to present the ProShares Trust Semiannual Report for the six months ended November 30, 2019.

The Federal Reserve Cut Rates, Stock and Bond Markets Rose Sharply

During the reporting period, numerous central banks loosened monetary policy and unveiled economic stimulus, which triggered rallies in stock and bond markets throughout the world.

To help keep the U.S. economy on a healthy track amid concerns about a potential slowdown in the global economy, the Federal Reserve cut rates three times to a range of 1.50% to 1.75%. U.S. stocks surged in June in anticipation of cuts, sold off in August as tariff and trade war tensions resurfaced, and rallied to record highs in November on hopes for a U.S. and China trade deal and stronger-than-expected economic reports. Third-quarter real GDP growth was revised upward to 2.1% (annualized), signaling moderate economic expansion, but lagged the first-quarter 2019 rate of 3.1%. The Federal Reserve indicated it would pause from making further rate cuts unless the economy deviates from its present course.

Over the six months, U.S. large-cap stocks outperformed smaller caps, returning 15.3%, as measured by the S&P 500® Index. The S&P MidCap 400® followed, advancing 12.0%, and the small-cap Russell 2000® Index gained 11.7%. The DJIA® (Dow®) Index returned 14.4%, and all Dow Jones U.S. Industry Indexes advanced. The best performing sectors were technology, returning 22.4%; telecommunications, rising 18.4%; and health care, gaining 15.3%. Consumer services, utilities and real estate sectors, lagged yet returned 10.2%, 9.2% and 9.1%, respectively.

International Stocks Rose but Generally Trailed U.S. Equities

During the reporting period, developed markets outside North America returned 9.8%, as measured by the MSCI EAFE Index. The MSCI Japan Index rallied 12.8%, driven in part by hopes corporate earnings would improve, and the MSCI Europe Index returned 9.8%, as investors were encouraged by positive manufacturing reports and quantitative-easing plans in Europe. Emerging markets equities lagged developed markets. The MSCI Emerging Markets Index returned 5.9%, while the FTSE China 50 Index only rose 2.6% as slowing growth there dampened enthusiasm for Chinese stocks.

The country's central bank cut borrowing rates in response to help boost sentiment.

Longer-Term U.S. Treasury Bonds Performed Particularly Well

Bond prices also rose on expectations of Federal Reserve rate cuts, and the Barclays U.S. Aggregate Bond Index returned 3.8% over the six months. During the stock market's pullback in August, 10-year Treasury notes rallied and their yields, which move opposite to price, temporarily dropped below those on two-year issues. Treasury bonds with longer maturities outperformed over the reporting period, with the Ryan Labs Treasury 30 Year and 10 Year indexes rising 9.4% and 4.1%, respectively. Corporate investment-grade bonds returned 7.8%, based on the Markit iBoxx $ Liquid Investment Grade Index. Their high yield peers returned 4.7%, as measured by the Markit iBoxx $ Liquid High Yield Index. And the U.S. dollar rose 0.3%, as measured by the Bloomberg Dollar Index Spot.

ProShares Grows Its Assets and Expands Dividend Growers ETF Lineup

Over the period, ProShares' assets under management rose 13% to $31.4 billion. In November we launched the ProShares S&P Technology Dividend Aristocrats ETF (TDV) and ProShares Russell U.S. Dividend Growers ETF (TMDV). TDV is the only ETF focusing on the S&P Technology Dividend Aristocrats — well-established, technology-related companies that have consistently raised their dividends for at least seven years. TMDV is a total-market fund that targets companies in the Russell 3000® that have raised their dividends for a minimum of 35 consecutive years.

Thank you for investing in ProShares. We appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

II :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Decline of the Retail Store ETF (Ticker: EMTY)

ProShares Decline of the Retail Store ETF (the "Fund") seeks capital appreciation from the decline of bricks and mortar retailers through short exposure (-1x) to the Solactive-ProShares Bricks and Mortar Retail Store Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Index is constructed and maintained by Solactive AG. The Index seeks to measure the performance of publicly traded "bricks and mortar" retail companies whose retail revenue is derived principally from in-store sales.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Solactive-ProShares Bricks and Mortar Retail Store
Composite Index – Composition

% of Index
Consumer Discretionary	82.9%
Consumer Staples	15.0%
Materials	2.1%

ProShares DJ Brookfield Global Infrastructure ETF (Ticker: TOLZ)

ProShares DJ Brookfield Global Infrastructure ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as "pure-play" infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Closed End Funds	1%
Master Limited Partnerships	10%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	6.9%
Enbridge, Inc.	6.8%
Vinci SA	4.8%
TC Energy Corp.	4.2%
Crown Castle International Corp.	4.1%

Dow Jones Brookfield Global Infrastructure Composite
Index – Composition

% of Index
Oil & Gas Storage & Transportation	36.8%
Communications	15.7%
Electricity Transmission & Distribution	14.2%
Master Limited Partnerships (MLP)	10.2%
Diversified	7.7%
Water	5.3%
Toll Roads	4.9%
Airports	4.7%
Ports	0.5%

Dow Jones Brookfield Global Infrastructure Composite
Index – Country

% of Index
United States	47.5%
Canada	16.4%
France	6.3%
United Kingdom	6.1%
Spain	4.7%
Australia	4.5%
China	3.6%
Italy	3.5%
Others	3.5%
Hong Kong	2.4%
Japan	1.5%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: III

ProShares Equities for Rising Rates ETF (Ticker: EQRR)

ProShares Equities for Rising Rates ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Nasdaq U.S. Large Cap Equities for Rising Rates Index (the "Index"). The goal of the Index is to provide relative outperformance, as compared to traditional large-cap indexes, during periods of rising U.S. Treasury rates. The Index is constructed and maintained by The Nasdaq Group, Inc. (the "Index Provider). The component securities of the Index are selected by the Index Provider from a universe (the "Universe") of the 500 largest companies (based on market capitalization) listed on U.S. stock exchanges. The Index consists of 50 companies whose stock prices historically have tended to outperform the Universe during periods of rising interest rates.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Charles Schwab Corp. (The)	3.3%
Morgan Stanley	3.2%
Bank of America Corp.	3.2%
JPMorgan Chase & Co.	3.1%
Raymond James Financial, Inc.	3.0%

Nasdaq U.S. Large Cap
Equities for Rising Rates
Index – Composition

% of Index
Financials	30.3%
Industrials	29.8%
Energy	19.1%
Materials	14.6%
Consumer Discretionary	3.1%
Communication Services	2.1%
Consumer Staples	1.0%

ProShares Global Listed Private Equity ETF (Ticker: PEX)

ProShares Global Listed Private Equity ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the "Index"). The Index, published by LPX AG, consists of up to 30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments, represent more than 80% of the total assets of the company.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Closed End Funds	9%
Master Limited Partnerships	3%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
3i Group plc	10.1%
Ares Capital Corp.	9.7%
Onex Corp.	9.5%
Wendel SA	6.8%
Eurazeo SE	5.6%

LPX Direct Listed Private Equity
Index – Country

% of Index
United States	47.4%
United Kingdom	14.6%
France	12.5%
Canada	9.5%
Germany	5.6%
Switzerland	3.9%
Belgium	2.3%
Guernsey	1.9%
Sweden	1.6%
South Africa	0.7%

IV :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Hedge Replication ETF (Ticker: HDG)

ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series (the "Benchmark"). The Benchmark, sponsored by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a synthetic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors ("Factors"). The Factors that comprise the Benchmark are (1) the S&P 500 Total Return Index, (2) the MSCI EAFE US Dollar Net Total Return Index, (3) the MSCI Emerging Markets US Dollar Net Total Return Index, (4) the Russell 2000 Total Return Index, (5) three-month U.S. Treasury Bills, and (6) the ProShares UltraShort Euro ETF.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Bills	69%
Equity Securities	12%
Swap Agreements (Long)	25%
Short Euro Futures Contracts	(3%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	0.5%
Apple, Inc.	0.5%
Amazon.com, Inc.	0.3%
Facebook, Inc., Class A	0.2%
Berkshire Hathaway, Inc., Class B	0.2%

Merrill Lynch Factor Model – Exchange Series – Composition

% of Benchmark
Three-month U.S. Treasury Bills	61.2%
S&P 500® Total Return Index	12.5%
MSCI EAFE USD Net Total Return Index	11.8%
Russell 2000® Total Return Index	7.5%
MSCI Emerging Markets Free USD Net Total Return	5.5%
Proshares Ultrashort Euro ETF	1.5%

ProShares High Yield-Interest Rate Hedged (Ticker: HYHG)

ProShares High Yield-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE High Yield (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in U.S. dollar-denominated high yield corporate bonds ("high yield bonds") and (b) short positions in U.S. Treasury notes or bonds, in aggregate, of the approximate equivalent duration to the high yield bonds. Currently, the bonds eligible for inclusion in the Index include high yield bonds that are issued by companies domiciled in the U.S. and Canada, and that: are fixed-rate (including callable bonds); have a maximum rating of Ba1/BB+ by both Moody's Investors Service, Inc and Standard and Poor's Financial Services, LLC; and are subject to minimum issue outstanding, minimum time-to-maturity and maximum-time from issuance criteria. The Index is constructed and maintained by FTSE International Limited.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
High Yield Bonds	96%
U.S. Treasury Notes Futures Contracts	(93%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
TransDigm, Inc., 6.25%, due 03/15/26	1.7%
Community Health Systems, Inc., 6.25%, due 03/31/23	1.7%
Bombardier, Inc., 7.50%, due 03/15/25	1.5%
1011778 BC ULC, 4.25%, due 05/15/24	1.4%
HCA, Inc., 5.38%, due 02/01/25	1.4%

FTSE High Yield (Treasury Rate-Hedged) Index – Composition

% of High Yield Bonds
Industrials	84.1%
Financials	8.0%
Utilities	7.9%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: V

ProShares Inflation Expectations ETF (Ticker: RINF)

ProShares Inflation Expectations ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (the "Index"). The Index tracks the performance of (i) long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") and (ii) duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The Index serves a third position, which is a cash equivalent security that represents the repo rate earned on the short position. The Index is designed to measure the performance of the Break Even Rate of Inflation. The Index is constructed and maintained by FTSE International Limited.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	89%
Swap Agreements (Long)	11%
Swap Agreements (Long exposure to inverse index)	(139%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE 30-Year TIPS (Treasury Rate-Hedged)
Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100%
30-Year U.S. Treasury Bond	(139%)

ProShares Investment Grade-Interest Rate Hedged (Ticker: IGHG)

ProShares Investment Grade-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in USD-denominated investment grade corporate bonds issued by both U.S. and foreign domiciled companies; and (b) short positions in U.S. Treasury notes or bonds, in aggregate, of the approximate equivalent duration to the investment grade bonds. Currently, the bonds eligible for inclusion in the Index include all investment grade bonds that are issued by U.S. and internationally domiciled companies that: are fixed rate; have a minimum rating of Baa3/BBB- by both Moody's Investors Service, Inc. and Standard and Poor's Financial Services, LLC; have a minimum face amount outstanding of $1 billion; and have at least five and a half (5.5) years until maturity. The Index is constructed and maintained by FTSE International Limited.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	96%
U.S. Treasury Notes/Bonds Futures Contracts	(97%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Goldman Sachs Group, Inc. (The), 6.75%, due 10/01/37	1.8%
Pfizer, Inc., 7.20%, due 03/15/39	1.5%
United Technologies Corp., 5.70%, due 04/15/40	1.0%
Citigroup, Inc., 4.45%, due 09/29/27	1.0%
HSBC Holdings plc, 5.25%, due 03/14/44	1.0%

FTSE Corporate Investment Grade (Treasury Rate-Hedged)
Index – Composition

% of High Yield Bond
Industrials	45.7%
Financials	43.2%
Utilities	11.1%

VI :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares K-1 Free Crude Oil Strategy ETF (Ticker: OILK)

ProShares K-1 Free Crude Oil Strategy ETF (the "Fund") seeks to provide total return through actively managed exposure to the West Texas Intermediate ("WTI") crude oil futures markets. The Fund's strategy seeks to outperform certain index based strategies by actively managing the rolling of WTI crude oil futures contracts. "Rolling" means selling a futures contract as it nears its expiration date and replacing it with a new futures contract at a later expiration date. The Fund generally will not invest directly in WTI crude oil futures. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by ProShare Advisors, the Fund's investment advisor, and invests directly in WTI crude oil futures.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Commodity Futures Contracts (Long)	100%
Total Exposure	100%

WTI crude oil futures markets – Composition

% of Index
WTI Crude Oil	100%

ProShares Large Cap Core Plus (Ticker: CSM)

ProShares Large Cap Core Plus (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the "Index"). The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of 500 leading large-cap U.S. companies by applying a rules-based ranking and weighting methodology. The Index intends to provide a representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements (Long)	35%
Swap Agreements (Short)	(29%)
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	2.9%
Apple, Inc.	2.9%
Amazon.com, Inc.	1.8%
Facebook, Inc., Class A	1.1%
Berkshire Hathaway, Inc., Class B	0.9%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Information Technology	24.6%
Financials	14.5%
Health Care	13.2%
Consumer Discretionary	10.7%
Communication Services	9.7%
Industrials	7.1%
Real Estate	6.6%
Consumer Staples	4.2%
Energy	4.1%
Materials	3.2%
Utilities	2.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: VII

ProShares Long Online/Short Stores ETF (Ticker: CLIX)

ProShares Long Online/Short Stores ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the ProShares Long Online/Short Stores Index (the "Index"). The Index is constructed and maintained by SolactiveAG. The Index consists of long positions in the online retailers included in the ProShares Online Retail Index and short positions in the "bricks and mortar" retailers included in the Solactive-ProShares Bricks and Mortar Retail Store Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements (Long)	9%
Swap Agreements (Short)	(50%)
Total Exposure	50%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	22.0%
Alibaba Group Holding Ltd. (ADR)	11.8%
Chewy, Inc., Class A	4.3%
Stitch Fix, Inc., Class A	4.2%
Etsy, Inc.	4.1%

ProShares Long Online/Short Stores Index – Composition

% of Index
Consumer Discretionary	91.3%
Consumer Staples	5.0%
Communication Services	3.0%
Materials	0.7%

ProShares Managed Futures Strategy ETF (Ticker: FUT)

ProShares Managed Futures Strategy ETF (the "Fund") seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets. This actively managed Fund uses the S&P® Strategic Futures Index as a performance benchmark (the "Benchmark"). The Benchmark seeks to capture the economic benefit from trends (in either direction) in the physical commodities, interest rates and currencies markets by taking long or short positions in related futures contracts. The Fund, under normal market conditions, invests in a portfolio of commodity futures contracts ("Commodity Futures Contracts") and currency and U.S. Treasury futures contracts ("Financial Futures Contracts") (collectively, "Futures Contracts"). The Fund attempts to capture the economic benefit derived from rising and declining trends based on the price changes of these Futures Contracts. The Fund will not invest directly in Commodity Futures Contracts. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Portfolio I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by ProShare Advisors, the Fund's investment advisor.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Commodity Futures Contracts (Long)	28%
Commodity Futures Contracts (Short)	(11%)
Currency Futures Contracts (Long)	15%
Currency Futures Contracts (Short)	(19%)
U.S. Treasury Notes Futures Contracts (Short)	(13%)
U.S. Treasury Bonds Futures Contracts (Short)	(11%)
Total Exposure	(11%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Strategic Futures
Index – Composition

Commodities Holdings	% of Benchmark
Live Cattle	6.3%
Cocoa	3.4%
Copper	3.0%
Gold	2.9%
Cotton	2.5%
Soybeans	2.5%
Wheat	2.0%
Silver	1.6%
Natural Gas	1.3%
Unleaded Gas	1.3%
Crude Oil	(1.2%)
Heating Oil	(1.7%)
Lean Hogs	(1.8%)
Coffee	(1.9%)
Corn	(2.1%)
Sugar	(2.4%)
Currency Exposure	% of Benchmark
British Pound	5.8%
Canadian Dollar	5.5%
Australian Dollar	4.2%
Euro	(5.8%)
Swiss Franc	(6.0%)
Japanese Yen	(8.8%)
Fixed Income Holdings	% of Benchmark
30 Year Bond	(10.1%)
10 Year Note	(15.1%)

VIII :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Merger ETF (Ticker: MRGR)

ProShares Merger ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P® Merger Arbitrage Index (the "Index"). The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to produce consistent, positive returns in virtually all market environments, although there are no assurances it will achieve this result. The Index, created by Standard & Poor's®, provides exposure to up to 40 publicly announced mergers, acquisitions and/or other corporate reorganizations (the "Deals") within developed market countries through a combination of long and, in certain cases, short security positions. The Index also includes a Treasury bill component which constitutes the remainder of the Index when net exposure from included Deals is less than 100%.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements (Short)	(4%)
Forward Currency Contracts	(21%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
WellCare Health Plans, Inc.	2.6%
Stars Group, Inc. (The)	2.6%
Caesars Entertainment Corp.	2.5%
Allergan plc	2.5%
Tech Data Corp.	2.5%

S&P Merger Arbitrage
Index – Composition

% of Index
Information Technology	41.2%
Health Care	20.6%
Industrials	20.5%
communication Services	6.8%
Consumer Discretionary	6.3%
Utilities	3.4%
Consumer Staples	3.4%
Energy	1.1%
Materials	0.1%
Financials	(0.1%)
Real Estate	(3.3%)

Regional Exposure

% of Index
United States	79.4%
Canada	9.5%
United Kingdom	6.2%
Australia	3.0%
Germany	2.9%
France	2.8%
Netherlands	(0.1%)
Ireland	(3.7%)

ProShares Morningstar Alternatives Solution ETF (Ticker: ALTS)

ProShares Morningstar Alternatives Solution ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Morningstar® Diversified Alternatives IndexSM (the "Index"). The Index seeks to provide diversified exposure to alternative asset classes. The Index consists of a comprehensive set of exchange-traded funds in the ProShares lineup that employ alternative and non-traditional strategies such as long/short, market neutral, managed futures, hedge-fund replication, private equity, infrastructure or inflation-related investments.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Exchange Traded Funds	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
ProShares Hedge Replication ETF	22.2%
ProShares Merger ETF	22.2%
ProShares DJ Brookfield Global Infrastructure ETF	20.1%
ProShares Managed Futures Strategy ETF	13.6%
ProShares Global Listed Private Equity ETF	13.1%

Morningstar Diversified
Alternatives Index – Composition

Strategy	% of Index
Hedge Fund Replication	22.2%
Market Neutral	22.2%
Infrastructure	20.1%
Managed Futures	13.6%
Private Equity	13.1%
Long/Short	6.4%
Inflation	2.4%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: IX

ProShares MSCI EAFE Dividend Growers ETF (Ticker: EFAD)

ProShares MSCI EAFE Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI EAFE Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Halma plc	1.3%
Flutter Entertainment plc	1.2%
Micro Focus International plc	1.2%
Ryman Healthcare Ltd.	1.2%
Spirax-Sarco Engineering plc	1.2%

MSCI EAFE Dividend Masters
Index – Composition

% of Index
Industrials	18.5%
Health Care	16.2%
Consumer Discretionary	16.0%
Financials	12.6%
Consumer Staples	12.5%
Utilities	7.9%
Information Technology	4.9%
Materials	3.5%
Real Estate	3.4%
Communication Services	3.4%
Energy	1.1%

MSCI EAFE Dividend Masters
Index – Country

% of Index
United Kingdom	24.6%
Japan	19.2%
Others	10.4%
France	9.2%
Australia	8.0%
Switzerland	7.0%
Hong Kong	6.8%
Denmark	4.6%
Ireland	3.5%
Germany	3.4%
Sweden	3.3%

X :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares MSCI Emerging Markets Dividend Growers ETF (Ticker: EMDV)

ProShares MSCI Emerging Markets Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Emerging Markets Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Emerging Markets Index and have increased dividend payments each year for at least 7 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
LIC Housing Finance Ltd.	1.5%
Remgro Ltd.	1.5%
Reliance Industries Ltd.	1.4%
China Vanke Co. Ltd., Class H	1.4%
Tencent Holdings Ltd.	1.4%

MSCI Emerging Markets Dividend Masters Index – Composition

% of Index
Financials	25.6%
Consumer Staples	14.9%
Real Estate	10.7%
Industrials	10.7%
Consumer Discretionary	9.2%
Health Care	6.7%
Materials	5.3%
Information Technology	5.2%
Communication Services	4.1%
Utilities	3.8%
Energy	3.8%

MSCI Emerging Markets Dividend Masters Index – Country

% of Index
China	29.1%
India	20.4%
South Africa	16.0%
Others	6.8%
Mexico	6.7%
Indonesia	5.5%
Philippines	5.3%
Malaysia	2.7%
Korea	2.6%
Colombia	2.6%
Russia	2.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XI

ProShares MSCI Europe Dividend Growers ETF (Ticker: EUDV)

ProShares MSCI Europe Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Europe Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Europe Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 25 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Halma plc	2.0%
Flutter Entertainment plc	1.9%
Micro Focus International plc	1.9%
Spirax-Sarco Engineering plc	1.9%
Sartorius Stedim Biotech	1.9%

MSCI Europe Dividend Masters
Index – Composition

% of Index
Industrials	17.9%
Health Care	16.2%
Consumer Discretionary	16.0%
Financials	15.9%
Consumer Staples	14.1%
Information Technology	7.5%
Materials	5.3%
Utilities	5.3%
Communication Services	1.8%

MSCI Europe Dividend Masters
Index – Country

% of Index
United Kingdom	37.9%
France	14.2%
Switzerland	10.8%
Denmark	7.0%
Ireland	5.5%
Germany	5.3%
Sweden	5.2%
Spain	3.6%
Belgium	3.5%
Others	3.5%
Norway	3.5%

ProShares Online Retail ETF (Ticker: ONLN)

ProShares Online Retail ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the ProShares Online Retail Index (the "Index"). The Index is constructed and maintained by Solactive AG. The Index is designed to measure the performance of publicly traded companies that principally sell online or through other non-store sales channels, such as through mobile or app purchases, rather than through "brick and mortar" store locations. The Index includes U.S. and non-U.S. companies. To be included in the Index, an online retailer's securities must be listed on a U.S. stock exchange, must have a minimum market capitalization of $500 million and must meet certain liquidity requirements. Non-U.S. companies may not make up more than 25% of the Index. Companies are weighted in the Index using a modified market capitalization approach.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	24.0%
Alibaba Group Holding Ltd. (ADR)	13.0%
Chewy, Inc., Class A	4.7%
Stitch Fix, Inc., Class A	4.6%
Etsy, Inc.	4.5%

ProShares Online Retail
Index – Composition

% of Index
Consumer Discretionary	100%

XII :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Pet Care ETF (Ticker: PAWZ)

ProShares Pet Care ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FactSet Pet Care Index (the "Index"). The Index consists of U.S. and international companies that potentially stand to benefit from interest in, and resources spent on, pet ownership. The Fund intends to hold each security in approximately the same proportion as its weighting in the Index. The Index consists primarily of companies whose principal business is pet-care related (i.e., they derive significant revenue from pet care-related products or services), as determined in accordance with the Index methodology. The Index is owned and administered by FactSet Research Systems, Inc.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Dechra Pharmaceuticals plc	10.5%
IDEXX Laboratories, Inc.	9.5%
Freshpet, Inc.	9.3%
Pets at Home Group plc	7.8%
Covetrus, Inc.	6.0%

FactSet Pet Care Index – Composition

% of Index
Health Care	53.1%
Consumer Staples	22.8%
Consumer Discretionary	19.4%
Financials	4.7%

FactSet Pet Care Index – Country

% of Index
United States	63.6%
United Kingdom	22.7%
France	4.4%
Switzerland	4.3%
Germany	3.6%
Japan	1.4%

ProShares RAFITM Long/Short (Ticker: RALS)

ProShares RAFITM Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE RAFITM US 1000 Long/Short Total Return Index (the "Index"). The Index is constructed and maintained by FTSE International Limited. The Index allocates an equal dollar amount to both long and short equity positions each time that the Index rebalances. The long position of the index consists of the equity securities in the FTSE RAFI US 1000 Total Return Index (the "Long Index"), and the short position of the Index consists of short-positions in the securities included in the Russell 1000 Total Return Index. The Long Index is a "fundamental" index which uses non-price measures of company size (such as sales, dividends, cash flow or book value) to select and weight the securities in the Long Index. The Short Index is a capitalization weighted index. Capitalization-weighted indexes weight securities based on the price of the securities in the index and not fundamental factors. The Index leverages a theory that index weighting based on market capitalization (i.e., price) results in overweighting of overpriced securities and underweighting of underpriced securities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Swap Agreements (Long)	6%
Swap Agreements (Short)	(102%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.3%
AT&T, Inc.	2.1%
JPMorgan Chase & Co.	2.0%
Exxon Mobil Corp.	1.8%
Microsoft Corp.	1.8%

FTSE RAFI US 1000 Long/Short
Total Return
Index – Composition

% of Index
Information Technology	18.7%
Financials	16.5%
Health Care	12.4%
Industrials	9.9%
Consumer Discretionary	9.5%
Communication Services	9.4%
Consumer Staples	7.6%
Energy	5.5%
Utilities	3.8%
Real Estate	3.6%
Materials	3.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XIII

ProShares Russell 2000 Dividend Growers ETF (Ticker: SMDV)

ProShares Russell 2000 Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 2000 Dividend Growth Index (the "Index"). The Index, constructed and maintained by FTSE International Limited, targets companies that are currently members of the Russell 2000 Index, have increased dividend payments each year for at least 10 consecutive years and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
American Equity Investment Life Holding Co.	2.1%
Group 1 Automotive, Inc.	2.0%
Matthews International Corp., Class A	1.9%
Gorman-Rupp Co. (The)	1.9%
Universal Health Realty Income Trust	1.9%

Russell 2000 Dividend Growth
Index – Composition

% of Index
Utilities	22.2%
Industrials	19.1%
Financials	16.9%
Consumer Staples	12.4%
Materials	7.8%
Real Estate	6.6%
Health Care	6.4%
Consumer Discretionary	3.5%
Information Technology	3.5%
Communication Services	1.6%

ProShares Russell U.S. Dividend Growers ETF (Ticker: TMDV)

ProShares Russell U.S. Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 3000® Dividend Elite Index (the "Index"). The Index, constructed and maintained by FTSE International Limited, targets companies that are currently members of the Russell 3000 Index, have increased dividend payments each year for at least 35 years, and meet certain liquidity requirements. The Index contains a minimum of 40 stocks which are equally weighted. As of each quarterly rebalance date, no single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Leggett & Platt, Inc.	1.9%
Gorman-Rupp Co. (The)	1.8%
Nordson Corp.	1.7%
Emerson Electric Co.	1.7%
Dover Corp.	1.7%

Russell 3000® Dividend Elite
Index – Composition

% of Index
Consumer Staples	20.2%
Industrials	19.4%
Financials	13.3%
Utilities	12.7%
Materials	12.4%
Consumer Discretionary	9.3%
Health Care	5.8%
Energy	2.8%
Information Technology	1.4%
Real Estate	1.4%
Communication Services	1.3%

XIV :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P 500® Bond ETF (Ticker: SPXB)

ProShares S&P 500® Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500®/MarketAxess® Investment Grade Corporate Bond Index (the "Index"). The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index consists exclusively of investment grade bonds issued by companies in the S&P 500® Index (the "S&P 500®"), the most widely used U.S. equity benchmark.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Citigroup, Inc., 2.35%, due 08/02/21	2.2%
AT&T, Inc., 5.25%, due 03/01/37	1.7%
AT&T, Inc., 3.40%, due 05/15/25	1.6%
JPMorgan Chase & Co., 3.90%, due 07/15/25	1.5%
Microsoft Corp., 2.38%, due 02/12/22	1.4%

S&P 500®/MarketAxess® Investment Grade Corporate Bond
Index – Composition

% of Index
Industrials	60.3%
Financials	29.9%
Utilities	9.8%

ProShares S&P 500® Dividend Aristocrats ETF (Ticker: NOBL)

ProShares S&P 500® Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats® Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Leggett & Platt, Inc.	2.0%
AbbVie, Inc.	1.9%
Target Corp.	1.9%
Air Products & Chemicals, Inc.	1.9%
Cardinal Health, Inc.	1.9%

S&P 500 Dividend Aristocrats
Index – Composition

% of Index
Industrials	23.0%
Consumer Staples	22.5%
Financials	12.0%
Health Care	11.0%
Consumer Discretionary	10.8%
Materials	10.7%
Energy	3.4%
Information Technology	1.8%
Telecommunication Services	1.7%
Real Estate	1.6%
Utilities	1.5%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XV

ProShares S&P 500® Ex-Energy ETF (Ticker: SPXE)

ProShares S&P 500® Ex-Energy ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Energy Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® with the exception of those companies included in the Energy Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	4.6%
Apple, Inc.	4.5%
Amazon.com, Inc.	3.0%
Facebook, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%

S&P 500 Ex-Energy Index – Composition

% of Index
Information Technology	23.9%
Health Care	14.7%
Financials	13.7%
Telecommunication Services	10.9%
Consumer Discretionary	10.2%
Industrials	9.7%
Consumer Staples	7.6%
Utilities	3.4%
Real Estate	3.1%
Materials	2.8%

ProShares S&P 500® Ex-Financials ETF (Ticker: SPXN)

ProShares S&P 500® Ex-Financials ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Financials and Real Estate Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® with the exception of those companies included in the Financials and Real Estate Sectors. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	5.2%
Apple, Inc.	5.2%
Amazon.com, Inc.	3.4%
Facebook, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.8%

S&P 500 Ex-Financials and Real Estate Index – Composition

% of Index
Information Technology	27.2%
Health Care	16.8%
Telecommunication Services	12.5%
Consumer Discretionary	11.7%
Industrials	11.1%
Consumer Staples	8.6%
Energy	5.0%
Utilities	3.9%
Materials	3.2%

XVI :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P 500® Ex-Health Care ETF (Ticker: SPXV)

ProShares S&P 500® Ex-Health Care ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Health Care Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® with the exception of those companies included in the Health Care Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	5.1%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.3%
Facebook, Inc., Class A	2.2%
Berkshire Hathaway, Inc., Class B	1.9%

S&P 500 Ex-Health Care
Index – Composition

% of Index
Information Technology	26.6%
Financials	15.3%
Telecommunication Services	12.2%
Consumer Discretionary	11.4%
Industrials	10.8%
Consumer Staples	8.4%
Energy	4.9%
Utilities	3.8%
Real Estate	3.5%
Materials	3.1%

ProShares S&P 500® Ex-Technology ETF (Ticker: SPXT)

ProShares S&P 500® Ex-Technology ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Information Technology Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® with the exception of those companies included in the Information Technology Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	3.7%
Facebook, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	2.1%
JPMorgan Chase & Co.	2.1%
Alphabet, Inc., Class C	2.0%

S&P 500 Ex-Information Technology Index – Composition

% of Index
Health Care	18.2%
Financials	17.0%
Telecommunication Services	13.5%
Consumer Discretionary	12.7%
Industrials	12.1%
Consumer Staples	9.4%
Energy	5.5%
Utilities	4.3%
Real Estate	3.9%
Materials	3.4%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XVII

ProShares S&P MidCap 400® Dividend Aristocrats ETF (Ticker: REGL)

ProShares S&P MidCap 400® Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Dividend Aristocrats Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P MidCap 400® Index, have increased dividend payments each year for at least 15 years, and meet certain market capitalization and liquidity requirements. The Index contains all companies meeting these requirements with a minimum of 40 stocks which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Lancaster Colony Corp.	2.2%
nVent Electric plc	2.2%
MSA Safety, Inc.	2.2%
CDK Global, Inc.	2.1%
SEI Investments Co.	2.1%

S&P MidCap 400 Dividend Aristocrats Index – Composition

% of Index
Financials	27.6%
Industrials	20.7%
Utilities	13.2%
Consumer Staples	9.9%
Materials	7.9%
Telecommunication Services	5.7%
Real Estate	5.5%
Consumer Discretionary	5.3%
Information Technology	2.1%
Health Care	2.1%

ProShares S&P Technology Dividend Aristocrats ETF (Ticker: TDV)

ProShares S&P Technology Dividend Aristocrats ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P Technology Dividend Aristocrats Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies from the U.S. technology sector and select U.S. technology-related companies from the communication services and consumer discretionary sectors. To be included in the Index, a company must have increased dividend payments each year for at least 7 years, its shares must be listed on a U.S. national securities exchange, and it must meet certain minimum liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	3.7%
Facebook, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	2.1%
JPMorgan Chase & Co.	2.1%
Alphabet, Inc., Class C	2.0%

S&P Technology Dividend Aristocrats Index – Composition

% of Index
Information Technology	94.8%
Communication Services	2.8%
Consumer Discretionary	2.4%

XVIII :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Term USD Emerging Markets Bond ETF (Ticker: EMSH)

ProShares Short Term USD Emerging Markets Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the DBIQ Short Duration Emerging Market Bond Index (the "Index"). The Index is comprised of a diversified portfolio of USD-denominated Emerging Market bonds that have less than or equal to five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. The Index is constructed and maintained by Deutsche Bank AG.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Export-Import Bank of China (The), 2.63%, due 03/14/22	4.6%
Croatia Government International Bond, 5.50%, due 04/04/23	3.0%
Petroleos Mexicanos, 3.50%, due 01/30/23	2.9%
Russian Foreign Bond, 4.88%, due 09/16/23	2.9%
Turkey Government International Bond, 7.25%, due 12/23/23	2.9%

DBIQ Short Duration Emerging
Market Bond Index – Country

% of Index
Others	39.5%
China	9.9%
Indonesia	8.1%
Turkey	7.2%
Brazil	6.9%
Russian Federation	6.7%
Qatar	5.8%
Mexico	5.2%
South Africa	3.8%
Hungary	3.6%
United Arab Emirates	3.3%

DBIQ Short Duration Emerging Market Bond Index – Composition

% of Index
Sovereign	69.1%
Quasi-Sovereign	30.9%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XIX

EXPENSE EXAMPLES

XX :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2019.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2019.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2019	Ending Account Value 11/30/19	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Decline of the Retail Store ETF
Actual	$1,000.00	$882.40	$3.11	0.66%
Hypothetical	$1,000.00	$1,021.70	$3.34	0.66%
DJ Brookfield Global Infrastructure ETF
Actual	$1,000.00	$1,036.00	$2.29	0.45%
Hypothetical	$1,000.00	$1,022.75	$2.28	0.45%
Equities for Rising Rates ETF
Actual	$1,000.00	$1,127.10	$1.86	0.35%
Hypothetical	$1,000.00	$1,023.25	$1.77	0.35%
Global Listed Private Equity ETF
Actual	$1,000.00	$1,079.80	$3.12	0.60%
Hypothetical	$1,000.00	$1,022.00	$3.03	0.60%
Hedge Replication ETF
Actual	$1,000.00	$1,044.80	$4.86	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
High Yield-Interest Rate Hedged
Actual	$1,000.00	$1,032.70	$2.59	0.51%
Hypothetical	$1,000.00	$1,022.45	$2.58	0.51%
Inflation Expectations ETF
Actual	$1,000.00	$979.80	$1.48	0.30%
Hypothetical	$1,000.00	$1,023.50	$1.52	0.30%
Investment Grade-Interest Rate Hedged
Actual	$1,000.00	$1,055.00	$1.54	0.30%
Hypothetical	$1,000.00	$1,023.50	$1.52	0.30%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XXI

	Beginning Account Value 6/1/2019	Ending Account Value 11/30/19	Expenses Paid During the Period*	Annualized Expense Ratio During Period
K-1 Free Crude Oil Strategy ETF
Actual	$1,000.00	$1,031.40	$3.35	0.66%
Hypothetical	$1,000.00	$1,021.70	$3.34	0.66%
Large Cap Core Plus
Actual	$1,000.00	$1,145.20	$2.41	0.45%
Hypothetical	$1,000.00	$1,022.75	$2.28	0.45%
Long Online /Short Stores ETF
Actual	$1,000.00	$948.90	$3.22	0.66%
Hypothetical	$1,000.00	$1,021.70	$3.34	0.66%
Managed Futures Strategy ETF
Actual	$1,000.00	$1,002.20	$3.80	0.76%
Hypothetical	$1,000.00	$1,021.20	$3.84	0.76%
Merger ETF
Actual	$1,000.00	$1,024.40	$3.80	0.75%
Hypothetical	$1,000.00	$1,021.25	$3.79	0.75%
Morningstar Alternatives Solution ETF (a)
Actual	$1,000.00	$1,027.70	$1.01	0.20%
Hypothetical	$1,000.00	$1,024.00	$1.01	0.20%
MSCI EAFE Dividend Growers ETF
Actual	$1,000.00	$1,113.00	$2.64	0.50%
Hypothetical	$1,000.00	$1,022.50	$2.53	0.50%
MSCI Emerging Markets Dividend Growers ETF
Actual	$1,000.00	$1,030.50	$3.10	0.61%
Hypothetical	$1,000.00	$1,021.95	$3.08	0.61%
MSCI Europe Dividend Growers ETF
Actual	$1,000.00	$1,129.00	$2.93	0.55%
Hypothetical	$1,000.00	$1,022.25	$2.78	0.55%
Online Retail ETF
Actual	$1,000.00	$1,003.70	$2.96	0.59%
Hypothetical	$1,000.00	$1,022.05	$2.98	0.59%
Pet Care ETF
Actual	$1,000.00	$1,047.90	$2.56	0.50%
Hypothetical	$1,000.00	$1,022.50	$2.53	0.50%
RAFITM Long/Short
Actual	$1,000.00	$1,004.70	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Russell 2000 Dividend Growers ETF
Actual	$1,000.00	$1,074.50	$2.07	0.40%
Hypothetical	$1,000.00	$1,023.00	$2.02	0.40%
Russell U.S. Dividend Growers ETF (b)
Actual	$1,000.00	$1,005.70	$0.24	0.35%
Hypothetical	$1,000.00	$1,023.25	$1.77	0.35%

XXII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/2019	Ending Account Value 11/30/19	Expenses Paid During the Period*	Annualized Expense Ratio During Period
S&P 500® Bond ETF
Actual	$1,000.00	$1,071.40	$0.78	0.15%
Hypothetical	$1,000.00	$1,024.25	$0.76	0.15%
S&P 500® Dividend Aristocrats ETF
Actual	$1,000.00	$1,158.00	$1.89	0.35%
Hypothetical	$1,000.00	$1,023.25	$1.77	0.35%
S&P 500® Ex-Energy ETF
Actual	$1,000.00	$1,157.30	$1.46	0.27%
Hypothetical	$1,000.00	$1,023.65	$1.37	0.27%
S&P 500® Ex-Financials ETF
Actual	$1,000.00	$1,150.60	$1.45	0.27%
Hypothetical	$1,000.00	$1,023.65	$1.37	0.27%
S&P 500® Ex-Health Care ETF
Actual	$1,000.00	$1,151.10	$1.45	0.27%
Hypothetical	$1,000.00	$1,023.65	$1.37	0.27%
S&P 500® Ex-Technology ETF
Actual	$1,000.00	$1,128.70	$1.44	0.27%
Hypothetical	$1,000.00	$1,023.65	$1.37	0.27%
S&P MidCap 400® Dividend Aristocrats ETF
Actual	$1,000.00	$1,079.70	$2.08	0.40%
Hypothetical	$1,000.00	$1,023.00	$2.02	0.40%
S&P Technology Dividend Aristocrats ETF (b)
Actual	$1,000.00	$1,011.60	$0.31	0.45%
Hypothetical	$1,000.00	$1,022.75	$2.28	0.45%
Short Term USD Emerging Markets Bond ETF
Actual	$1,000.00	$1,005.50	$2.51	0.50%
Hypothetical	$1,000.00	$1,022.50	$2.53	0.50%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  In addition to the fees and expenses which the Morningstar Alternatives Solution ETF bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying ProShares ETFs in which the Fund invests. The Fund's Annualized Expense Ratio During Period disclosed in the table above reflects only the direct expenses of the Fund. If the Fund's Annualized Expense Ratio During Period included such indirect expenses, known as Acquired Fund Fees and Expenses, it would have been 0.95% for both the Actual and Hypothetical Expense Examples.

(b)  The Fund commenced operations on November 5, 2019. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 25 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XXIII

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SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 1

Investments	Principal Amount	Value
Short-Term Investments — 94.0%
Repurchase Agreements (a) — 94.0%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $10,625,728 (Cost $10,624,320)	$10,624,320	$10,624,320
Total Investments — 94.0% (Cost $10,624,320)		10,624,320
Other assets less liabilities — 6.0%		680,802
Net Assets — 100.0%		$11,305,122

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,421
Aggregate gross unrealized depreciation	(631,430)
Net unrealized depreciation	$(554,009)
Federal income tax cost	$10,624,320

Swap Agreements1

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(5,982,547)	2/8/2021	Credit Suisse International	(1.76)%	Solactive- ProShares Bricks and Mortar Retail Store Index	(631,430)	—	631,430	—
(5,294,348)	1/6/2021	Societe Generale	(0.56)%	Solactive- ProShares Bricks and Mortar Retail Store Index	77,421	(77,421)	—	—
(11,276,895)					(554,009)
				Total Unrealized Appreciation	77,421
				Total Unrealized Depreciation	(631,430)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

2 :: EMTY DECLINE OF THE RETAIL STORE ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 89.4%
Construction & Engineering — 6.1%
Ferrovial SA	49,967	$1,483,696
Vinci SA	51,981	5,668,848
		7,152,544
Diversified Telecommunication Services — 2.0%
Cellnex Telecom SA (a)	27,979	1,202,263
China Tower Corp. Ltd., Class H (a)	4,608,708	941,971
Infrastrutture Wireless Italiane SpA (a)	24,773	250,840
		2,395,074
Electric Utilities — 8.0%
AusNet Services	178,558	210,151
Edison International	30,723	2,122,959
Elia System Operator SA/NV	3,390	280,133
Eversource Energy	27,764	2,294,417
Fortis, Inc.	45,189	1,770,410
Hydro One Ltd. (a)	31,418	591,793
Red Electrica Corp. SA	45,001	880,082
Spark Infrastructure Group	171,951	252,388
Terna Rete Elettrica Nazionale SpA	145,613	935,344
		9,337,677
Equity Real Estate Investment Trusts (REITs) — 12.9%
American Tower Corp.	37,981	8,129,073
Crown Castle International Corp.	35,671	4,767,786
SBA Communications Corp.	9,683	2,289,739
		15,186,598
Gas Utilities — 10.2%
APA Group	122,663	912,662
Atmos Energy Corp.	10,141	1,084,681
Beijing Enterprises Holdings Ltd.	49,034	216,726
China Gas Holdings Ltd.	217,013	806,709
China Resources Gas Group Ltd.	84,962	473,205
Enagas SA	23,413	583,258
ENN Energy Holdings Ltd.	78,337	850,597
Hong Kong & China Gas Co. Ltd.	1,017,944	1,940,130
Italgas SpA	50,124	315,013
Kunlun Energy Co. Ltd.	413,765	350,433
National Fuel Gas Co.	7,354	331,077
New Jersey Resources Corp.	7,664	326,027
Northwest Natural Holding Co.	2,596	178,527
ONE Gas, Inc.	4,474	397,604
Snam SpA	225,878	1,122,912
Southwest Gas Holdings, Inc.	4,655	352,663
Spire, Inc.	4,322	334,609
Toho Gas Co. Ltd.	10,393	392,753
Tokyo Gas Co. Ltd.	40,477	978,262
Towngas China Co. Ltd.*	100,771	71,187
		12,019,035
Investments	Shares	Value
Common Stocks (continued)
Media — 0.7%
Eutelsat Communications SA	17,598	$288,709
SES SA, FDR	39,592	525,433
		814,142
Multi-Utilities — 10.9%
ACEA SpA	4,542	94,483
CenterPoint Energy, Inc.	42,978	1,055,540
Consolidated Edison, Inc.	28,497	2,476,104
National Grid plc	390,161	4,489,383
NiSource, Inc.	32,032	847,246
NorthWestern Corp.	4,293	307,250
Sempra Energy	23,556	3,469,092
Unitil Corp.	1,296	79,108
		12,818,206
Oil, Gas & Consumable Fuels — 23.2%
Antero Midstream Corp.	25,555	117,042
Cheniere Energy, Inc.*	19,999	1,210,739
Enbridge, Inc.	210,404	7,967,569
EnLink Midstream LLC*	22,335	106,091
Inter Pipeline Ltd.	42,578	705,199
Keyera Corp.	22,104	539,329
Kinder Morgan Canada Ltd. (a)	3,512	37,491
Kinder Morgan, Inc.	167,037	3,275,596
Koninklijke Vopak NV	6,861	365,802
ONEOK, Inc.	35,432	2,517,444
Pembina Pipeline Corp.	52,996	1,850,451
Plains GP Holdings LP, Class A*	15,459	270,069
SemGroup Corp., Class A	5,622	86,410
Tallgrass Energy LP, Class A	12,906	231,146
Targa Resources Corp.	19,840	724,755
TC Energy Corp.	96,974	4,906,010
Williams Cos., Inc. (The)	103,988	2,362,607
		27,273,750
Transportation Infrastructure — 10.1%
Aena SME SA (a)	7,623	1,400,117
Aeroports de Paris	3,374	659,851
ASTM SpA	3,630	111,027
Atlantia SpA	48,768	1,081,100
Atlas Arteria Ltd.	81,621	422,345
Auckland International Airport Ltd.	97,553	565,540
Beijing Capital International Airport Co. Ltd., Class H	169,847	160,556
China Merchants Port Holdings Co. Ltd.	134,941	209,956
COSCO SHIPPING Ports Ltd.	174,041	141,621
Flughafen Zurich AG (Registered)	1,958	347,240
Fraport AG Frankfurt Airport Services Worldwide	3,820	325,430
Getlink SE	44,861	756,740

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 3

Investments	Shares	Value
Common Stocks (continued)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	4,385	$233,326
Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,916	396,221
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,089	358,180
Hamburger Hafen und Logistik AG	2,128	57,490
Hutchison Port Holdings Trust	549,069	86,753
Japan Airport Terminal Co. Ltd.	7,507	390,375
Jiangsu Expressway Co. Ltd., Class H	124,229	165,677
Shenzhen Expressway Co. Ltd., Class H	71,384	95,201
Societa Iniziative Autostradali e Servizi SpA	6,932	116,704
Sydney Airport	113,902	707,258
Transurban Group	271,125	2,815,020
Westshore Terminals Investment Corp.	4,554	74,123
Yuexiu Transport Infrastructure Ltd.	88,647	77,457
Zhejiang Expressway Co. Ltd., Class H	145,769	127,554
		11,882,862
Water Utilities — 5.3%
American States Water Co.	3,139	267,725
American Water Works Co., Inc.	15,465	1,871,729
Aqua America, Inc.	18,513	819,570
Beijing Enterprises Water Group Ltd.*	624,379	306,279
California Water Service Group	4,107	211,100
China Water Affairs Group Ltd.	86,685	66,551
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	35,278	472,020
Pennon Group plc	42,999	507,169
Severn Trent plc	24,790	719,126
SJW Group	2,213	156,725
United Utilities Group plc	70,398	776,984
		6,174,978
Total Common Stocks (Cost $91,961,525)		105,054,866
Master Limited Partnerships — 9.7%
Multi-Utilities — 0.7%
Brookfield Infrastructure Partners LP	14,847	773,529
Oil, Gas & Consumable Fuels — 9.0%
BP Midstream Partners LP	4,129	60,283
Cheniere Energy Partners LP	3,570	138,766
Crestwood Equity Partners LP	4,238	134,429
DCP Midstream LP	7,810	164,869
Enable Midstream Partners LP	4,844	44,516
Energy Transfer LP	193,558	2,285,920
Enterprise Products Partners LP	127,712	3,361,380
Investments	Shares	Value
Master Limited Partnerships (continued)
EQM Midstream Partners LP	6,980	$161,727
Genesis Energy LP	9,338	177,515
Holly Energy Partners LP	3,936	88,009
Magellan Midstream Partners LP	19,544	1,142,738
MPLX LP	32,434	767,064
Noble Midstream Partners LP	1,929	40,220
NuStar Energy LP	8,409	237,302
Phillips 66 Partners LP	8,519	474,764
Plains All American Pipeline LP	37,193	647,158
Shell Midstream Partners LP	10,937	215,022
Summit Midstream Partners LP	3,585	10,970
TC PipeLines LP	4,569	178,145
Western Midstream Partners LP	17,092	303,041
		10,633,838
Total Master Limited Partnerships (Cost $13,301,450)		11,407,367
Closed End Funds — 0.5%
Capital Markets — 0.5%
3i Infrastructure plc	61,524	231,546
Hicl Infrastructure plc	185,625	386,991
Total Closed End Funds (Cost $599,071)		618,537
	Number of Rights
Rights — 0.0%
Transportation Infrastructure — 0.0%
Atlas Arteria Ltd., expiring 12/9/2019* (b)(c) (Cost $—)	12,873	—
	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (d) — 0.2%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $261,774 (Cost $261,738)	$261,738	261,738
Total Investments — 99.8% (Cost $106,123,784)		117,342,508
Other assets less liabilities — 0.2%		259,166
Net Assets — 100.0%		$117,601,674

See accompanying notes to the financial statements.

4 :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)  Illiquid security.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

FDR  Fiduciary Depositary Receipt

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,425,157
Aggregate gross unrealized depreciation	(4,371,572)
Net unrealized appreciation	$11,053,585
Federal income tax cost	$106,288,923

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of November 30, 2019:

United States	47.6%
Canada	16.3%
France	6.3%
United Kingdom	6.1%
Spain	4.7%
Australia	4.5%
Hong Kong	3.6%
Italy	3.5%
China	2.4%
Japan	1.5%
Mexico	0.6%
New Zealand	0.5%
Luxembourg	0.4%
Brazil	0.4%
Netherlands	0.3%
Switzerland	0.3%
Germany	0.3%
Belgium	0.2%
Singapore	0.1%
Other[1]	0.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 5

Investments	Shares	Value
Common Stocks — 99.7%
Aerospace & Defense — 2.2%
Textron, Inc.	1,199	$55,442
Air Freight & Logistics — 2.6%
FedEx Corp.	407	65,140
Airlines — 3.9%
American Airlines Group, Inc.	872	25,061
Delta Air Lines, Inc.	404	23,153
Southwest Airlines Co.	434	25,016
United Airlines Holdings, Inc.*	268	24,871
		98,101
Banks — 12.1%
Bank of America Corp.	2,410	80,301
Huntington Bancshares, Inc.	4,931	73,423
JPMorgan Chase & Co.	601	79,188
Regions Financial Corp.	4,433	73,765
		306,677
Capital Markets — 12.5%
Charles Schwab Corp. (The)	1,709	84,596
Goldman Sachs Group, Inc. (The)	338	74,816
Morgan Stanley	1,652	81,741
Raymond James Financial, Inc.	844	75,808
		316,961
Chemicals — 9.8%
Celanese Corp.	290	36,415
CF Industries Holdings, Inc.	728	33,641
DuPont de Nemours, Inc.	503	32,600
Eastman Chemical Co.	482	37,774
LyondellBasell Industries NV, Class A	398	36,831
Mosaic Co. (The)	1,744	33,223
PPG Industries, Inc.	300	38,652
		249,136
Containers & Packaging — 1.6%
International Paper Co.	849	39,343
Electrical Equipment — 2.6%
Emerson Electric Co.	888	65,588
Energy Equipment & Services — 4.0%
Halliburton Co.	2,517	52,832
Schlumberger Ltd.	1,374	49,739
		102,571
Food & Staples Retailing — 1.0%
Kroger Co. (The)	916	25,043
Investments	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	542	$24,433
Royal Caribbean Cruises Ltd.	221	26,525
		50,958
Insurance — 5.6%
Lincoln National Corp.	1,162	68,616
Prudential Financial, Inc.	785	73,492
		142,108
Machinery — 10.6%
Caterpillar, Inc.	465	67,299
Cummins, Inc.	366	66,927
PACCAR, Inc.	854	69,490
Parker-Hannifin Corp.	327	65,004
		268,720
Media — 2.1%
Comcast Corp., Class A	526	23,223
Discovery, Inc., Class A*	880	28,987
		52,210
Metals & Mining — 3.2%
Freeport-McMoRan, Inc.	3,666	41,719
Nucor Corp.	708	39,903
		81,622
Oil, Gas & Consumable Fuels — 15.0%
Concho Resources, Inc.	686	49,776
ConocoPhillips	814	48,791
Continental Resources, Inc.	1,541	47,586
Devon Energy Corp.	1,945	42,576
Marathon Oil Corp.	3,865	45,027
Marathon Petroleum Corp.	756	45,844
Pioneer Natural Resources Co.	372	47,557
Valero Energy Corp.	559	53,379
		380,536
Road & Rail — 5.0%
CSX Corp.	856	61,238
Old Dominion Freight Line, Inc.	343	65,715
		126,953
Specialty Retail — 1.1%
Best Buy Co., Inc.	345	27,821
Trading Companies & Distributors — 2.8%
United Rentals, Inc.*	472	72,239
Total Common Stocks (Cost $2,644,515)		2,527,169
See accompanying notes to the financial statements.

6 :: EQRR EQUITIES FOR RISING RATES ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (a) — 0.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $2,200 (Cost $2,200)	$2,200	$2,200
Total Investments — 99.8% (Cost $2,646,715)		2,529,369
Other assets less liabilities — 0.2%		5,920
Net Assets — 100.0%		$2,535,289

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$152,680
Aggregate gross unrealized depreciation	(277,149)
Net unrealized depreciation	$(124,469)
Federal income tax cost	$2,653,838

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: EQUITIES FOR RISING RATES ETF EQRR :: 7

Investments	Shares	Value
Common Stocks — 88.1%
Capital Markets — 62.7%
3i Group plc	150,448	$2,083,892
Apollo Investment Corp.	27,488	463,997
Ares Capital Corp.	107,401	2,011,621
AURELIUS Equity Opportunities SE & Co. KGaA	11,129	457,125
BlackRock TCP Capital Corp.	23,995	347,448
Brait SE*	137,134	147,145
FS KKR Capital Corp.	156,926	998,049
Gimv NV	7,680	468,785
Goldman Sachs BDC, Inc.	13,898	290,885
Golub Capital BDC, Inc.	49,978	917,596
Hercules Capital, Inc.	41,277	591,499
IP Group plc*	278,071	216,497
Main Street Capital Corp.	21,110	910,052
New Mountain Finance Corp.	32,544	439,344
Oaktree Specialty Lending Corp.	51,259	271,673
Prospect Capital Corp.	124,742	813,318
Ratos AB, Class B	91,297	321,091
Solar Capital Ltd.	16,386	340,009
TCG BDC, Inc.	23,198	314,565
TPG Specialty Lending, Inc.	26,113	563,780
		12,968,371
Diversified Financial Services — 22.0%
Eurazeo SE	17,137	1,167,823
Onex Corp.	32,915	1,960,082
Wendel SA	10,474	1,411,373
		4,539,278
Internet & Direct Marketing Retail — 3.4%
Rocket Internet SE*(a)	28,018	704,459
Total Common Stocks (Cost $18,567,746)		18,212,108
Closed End Funds — 9.1%
Capital Markets — 9.1%
Apax Global Alpha Ltd. (a)	177,310	393,275
HBM Healthcare Investments AG Class A*	2,382	512,258
HgCapital Trust plc	146,794	481,267
NB Global Floating Rate Income Fund Ltd.	185,560	217,906
Princess Private Equity Holding Ltd.	24,492	281,996
Total Closed End Funds (Cost $1,515,838)		1,886,702
Investments	Shares	Value
Master Limited Partnerships — 2.3%
Diversified Financial Services — 2.3%
Compass Diversified Holdings (Cost $335,458)	20,328	$481,774
	Principal Amount
Short-Term Investments — 0.4%
Repurchase Agreements (b) — 0.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $85,943 (Cost $85,932)	$85,932	85,932
Total Investments — 99.9% (Cost $20,504,974)		20,666,516
Other assets less liabilities — 0.1%		16,010
Net Assets — 100.0%		$20,682,526

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,462,725
Aggregate gross unrealized depreciation	(1,378,166)
Net unrealized appreciation	$84,559
Federal income tax cost	$20,581,957

See accompanying notes to the financial statements.

8 :: PEX GLOBAL LISTED PRIVATE EQUITY ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of November 30, 2019:

United States	47.2%
United Kingdom	17.8%
France	12.5%
Canada	9.5%
Germany	5.6%
Switzerland	2.5%
Belgium	2.2%
Sweden	1.5%
South Africa	0.7%
Other[1]	0.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: GLOBAL LISTED PRIVATE EQUITY ETF PEX :: 9

	Percentage of Net Assets	Shares	Value
Common Stocks — 12.1%
Abbott Laboratories (Health Care Equipment & Supplies)	0.1%	298	$25,464
AbbVie, Inc. (Biotechnology)	0.1%	251	22,020
Accenture plc, Class A (IT Services)	0.1%	108	21,725
Adobe, Inc.* (Software)	0.1%	82	25,382
Alphabet, Inc., Class A* (Interactive Media & Services)	0.1%	51	66,508
Alphabet, Inc., Class C* (Interactive Media & Services)	0.1%	51	66,553
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	0.3%	70	126,056
Amgen, Inc. (Biotechnology)	0.1%	101	23,707
Apple, Inc. (Technology Hardware, Storage & Peripherals)	0.5%	718	191,885
AT&T, Inc. (Diversified Telecommunication Services)	0.1%	1,236	46,201
Bank of America Corp. (Banks)	0.1%	1,417	47,215
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	0.2%	331	72,919
Boeing Co. (The) (Aerospace & Defense)	0.1%	91	33,322
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.1%	396	22,548
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.1%	68	21,502
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.1%	321	37,599
Cisco Systems, Inc. (Communications Equipment)	0.1%	718	32,533
Citigroup, Inc. (Banks)	0.1%	381	28,621
Coca-Cola Co. (The) (Beverages)	0.1%	651	34,763
Comcast Corp., Class A (Media)	0.1%	767	33,863
Costco Wholesale Corp. (Food & Staples Retailing)	0.1%	75	22,486
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.1%	716	48,781
Facebook, Inc., Class A* (Interactive Media & Services)	0.2%	406	81,866
Home Depot, Inc. (The) (Specialty Retail)	0.1%	186	41,015
Honeywell International, Inc. (Industrial Conglomerates)	0.1%	121	21,605
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.1%	750	$43,538
Johnson & Johnson (Pharmaceuticals)	0.1%	445	61,183
JPMorgan Chase & Co. (Banks)	0.1%	540	71,150
Mastercard, Inc., Class A (IT Services)	0.1%	151	44,127
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.1%	128	24,893
Medtronic plc (Health Care Equipment & Supplies)	0.1%	227	25,286
Merck & Co., Inc. (Pharmaceuticals)	0.1%	432	37,662
Microsoft Corp. (Software)	0.5%	1,290	195,280
Netflix, Inc.* (Entertainment)	0.1%	74	23,285
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.1%	103	22,324
Oracle Corp. (Software)	0.1%	372	20,884
PayPal Holdings, Inc.* (IT Services)	0.1%	199	21,494
PepsiCo, Inc. (Beverages)	0.1%	236	32,056
Pfizer, Inc. (Pharmaceuticals)	0.1%	935	36,016
Philip Morris International, Inc. (Tobacco)	0.1%	263	21,810
Procter & Gamble Co. (The) (Household Products)	0.1%	423	51,631
salesforce.com, Inc.* (Software)	0.1%	148	24,108
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.1%	68	21,349
Union Pacific Corp. (Road & Rail)	0.1%	119	20,943
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.1%	161	45,059
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.1%	699	42,108
Visa, Inc., Class A (IT Services)	0.1%	293	54,061
Walmart, Inc. (Food & Staples Retailing)	0.1%	240	28,582
Walt Disney Co. (The) (Entertainment)	0.1%	304	46,080
Wells Fargo & Co. (Banks)	0.1%	677	36,869
Other Common Stocks (a)	5.9%	29,279	2,151,880
Total Common Stocks (Cost $3,966,883)			4,399,797

See accompanying notes to the financial statements.

10 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	No. of Rights	Value
Rights — 0.0% (b)
Tobira Therapeutics, Inc., CVR*(c)(d) (Cost $—)	0.0%	10	$—
		Shares
Securities Lending Reinvestments (e) — 0.0% (b)
Investment Companies — 0.0% (b)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $784)	0.0%	784	784
		Principal Amount
Short-Term Investments — 84.3%
Repurchase Agreements (f) — 15.6%

Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $5,649,202 (Cost $5,648,454)	$5,648,454	5,648,454
U.S. Treasury Obligation — 68.7%
U.S. Treasury Bills 1.52%, 1/30/2020 (g) (Cost $24,937,012)	25,000,000	24,937,894
Total Short-Term Investments (Cost $30,585,466)		30,586,348
Total Investments — 96.4% (Cost $34,553,133)		34,986,929
Other assets less liabilities — 3.6%		1,318,550
Net Assets — 100.0%		$36,305,479

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $751, collateralized in the form of cash with a value of $784 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  Represents less than 0.05% of net assets.

(c)  Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(d)  Illiquid security.

(e)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $784.

(f)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(g)  The rate shown was the current yield as of November 30, 2019.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$796,496
Aggregate gross unrealized depreciation	(105,912)
Net unrealized appreciation	$690,584
Federal income tax cost	$34,581,527

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Euro	16	12/16/2019	USD	$1,102,600	$11,975

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 11

Swap Agreements1

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
43,974	11/8/2021	Credit Suisse International	2.01%	S&P 500® Total Return Index	925
412,272	1/6/2020	Credit Suisse International	1.51%	iShares® MSCI Emerging Markets ETF[6]	60,302
2,721,038	11/8/2021	Credit Suisse International	1.91%	Russell 2000® Total Return Index	43,559
2,991,861	11/8/2021	Credit Suisse International	1.46%	iShares® MSCI EAFE ETF[6]	(7,161)
6,169,145					97,625	—	(40,000)	57,625
91,673	11/6/2020	Morgan Stanley & Co. International plc	2.26%	S&P 500® Total Return Index	10,370
240,924	12/7/2020	Morgan Stanley & Co. International plc	1.91%	iShares® MSCI Emerging Markets ETF[6]	99,632
332,597					110,002	(110,002)	—	—
1,625	1/6/2021	Societe Generale	1.76%	Russell 2000® Total Return Index	35
244,570	1/6/2020	Societe Generale	1.41%	iShares® MSCI Emerging Markets ETF[6]	68,577
313,037	1/6/2020	Societe Generale	2.46%	iShares® MSCI EAFE ETF[6]	30,777
559,232					99,389	—	—	99,389
3,249	11/8/2021	UBS AG	1.76%	Russell 2000® Total Return Index	71
963,965	11/8/2021	UBS AG	1.76%	iShares® MSCI EAFE ETF[6]	(1,597)
1,084,045	11/8/2021	UBS AG	1.56%	iShares® MSCI Emerging Markets ETF[6]	(32,283)
2,051,259					(33,809)	—	33,809	—
9,112,233					273,207
				Total Unrealized Appreciation	314,248
				Total Unrealized Depreciation	(41,041)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

12 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

Hedge Replication ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Aerospace & Defense	0.3%
Air Freight & Logistics	0.1%
Airlines	0.1%
Auto Components	0.0%*
Automobiles	0.0%*
Banks	0.7%
Beverages	0.2%
Biotechnology	0.3%
Building Products	0.0%*
Capital Markets	0.3%
Chemicals	0.2%
Commercial Services & Supplies	0.1%
Communications Equipment	0.1%
Construction & Engineering	0.0%*
Construction Materials	0.0%*
Consumer Finance	0.1%
Containers & Packaging	0.0%*
Distributors	0.0%*
Diversified Consumer Services	0.0%*
Diversified Financial Services	0.2%
Diversified Telecommunication Services	0.3%
Electric Utilities	0.3%
Electrical Equipment	0.1%
Electronic Equipment, Instruments & Components	0.1%
Energy Equipment & Services	0.1%
Entertainment	0.2%
Equity Real Estate Investment Trusts (REITs)	0.4%
Food & Staples Retailing	0.2%
Food Products	0.1%
Gas Utilities	0.0%*
Health Care Equipment & Supplies	0.4%
Health Care Providers & Services	0.4%
Health Care Technology	0.0%*
Hotels, Restaurants & Leisure	0.2%
Household Durables	0.0%*
Household Products	0.2%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	0.2%
Insurance	0.3%
Interactive Media & Services	0.6%
Internet & Direct Marketing Retail	0.4%
IT Services	0.7%
Leisure Products	0.0%*
Life Sciences Tools & Services	0.1%
Machinery	0.2%
Media	0.2%
Metals & Mining	0.0%*

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 13

Multiline Retail	0.1%
Multi-Utilities	0.1%
Oil, Gas & Consumable Fuels	0.5%
Personal Products	0.0%*
Pharmaceuticals	0.5%
Professional Services	0.0%*
Real Estate Management & Development	0.0%*
Road & Rail	0.1%
Semiconductors & Semiconductor Equipment	0.5%
Software	0.8%
Specialty Retail	0.3%
Technology Hardware, Storage & Peripherals	0.6%
Textiles, Apparel & Luxury Goods	0.1%
Tobacco	0.1%
Trading Companies & Distributors	0.0%*
Water Utilities	0.0%*
Wireless Telecommunication Services	0.0%*
Other[1]	87.9%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

14 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds — 95.6%
Aerospace & Defense — 3.4%
Bombardier, Inc.
7.50%, 3/15/2025 (a)	$1,778,000	$1,800,225
7.88%, 4/15/2027 (a)	150,000	150,894
TransDigm, Inc.
6.25%, 3/15/2026 (a)	1,903,000	2,043,346
		3,994,465
Air Freight & Logistics — 1.1%
XPO Logistics, Inc.
6.50%, 6/15/2022 (a)	700,000	716,352
6.75%, 8/15/2024 (a)	475,000	515,152
		1,231,504
Auto Components — 3.0%
Allison Transmission, Inc.
5.00%, 10/1/2024 (a)	580,000	593,775
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	614,000	618,605
Icahn Enterprises LP
6.25%, 2/1/2022	680,000	693,600
6.25%, 5/15/2026	150,000	159,562
Panther BF Aggregator 2 LP
6.25%, 5/15/2026 (a)	500,000	531,565
8.50%, 5/15/2027 (a)	902,000	921,168
		3,518,275
Automobiles — 0.9%
Tesla, Inc. 5.30%, 8/15/2025 (a)	1,066,000	1,022,027
Chemicals — 0.9%
NOVA Chemicals Corp.
4.88%, 6/1/2024 (a)	391,000	393,933
5.25%, 6/1/2027 (a)	675,000	681,750
		1,075,683
Commercial Services & Supplies — 1.4%
Aramark Services, Inc.
5.00%, 2/1/2028 (a)	500,000	525,000
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	554,000	578,664
West Corp.
8.50%, 10/15/2025 (a)	611,000	488,800
		1,592,464
Communications Equipment — 1.0%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	1,057,000	1,020,005
CommScope, Inc.
6.00%, 3/1/2026 (a)	183,000	191,693
		1,211,698
Investments	Principal Amount	Value
Corporate Bonds (continued)
Construction & Engineering — 0.5%
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	$617,000	$601,575
Consumer Finance — 2.7%
Ally Financial, Inc.
5.75%, 11/20/2025	821,000	904,126
Navient Corp.
6.50%, 6/15/2022	883,000	957,631
Springleaf Finance Corp.
6.13%, 3/15/2024	254,000	278,133
7.13%, 3/15/2026	944,000	1,087,960
		3,227,850
Containers & Packaging — 2.8%
Ball Corp.
4.38%, 12/15/2020	637,000	649,740
5.25%, 7/1/2025	466,000	520,704
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	391,000	399,797
7.25%, 4/15/2025 (a)	789,000	747,578
Reynolds Group Issuer, Inc.
5.13%, 7/15/2023 (a)	915,000	935,587
		3,253,406
Distributors — 0.3%
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	380,000	403,750
Diversified Financial Services — 3.4%
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	450,000	475,875
9.75%, 7/15/2027 (a)	488,000	513,620
MPH Acquisition Holdings LLC
7.13%, 6/1/2024 (a)	861,000	781,357
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026 (a)	645,000	703,050
8.25%, 11/15/2026 (a)	700,000	783,125
Verscend Escrow Corp.
9.75%, 8/15/2026 (a)	660,000	709,500
		3,966,527
Diversified Telecommunication Services — 4.3%
CCO Holdings LLC
5.13%, 5/1/2027 (a)	1,434,000	1,520,040
5.00%, 2/1/2028 (a)	1,170,000	1,231,425
CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024	597,000	671,625
Frontier Communications Corp.
10.50%, 9/15/2022	854,000	402,447
11.00%, 9/15/2025	2,093,000	962,780

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 15

Investments	Principal Amount	Value
Corporate Bonds (continued)
Level 3 Financing, Inc.
4.63%, 9/15/2027 (a)	$321,000	$326,618
		5,114,935
Electric Utilities — 1.3%
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	753,000	790,801
5.00%, 7/31/2027 (a)	650,000	675,187
		1,465,988
Energy Equipment & Services — 0.0% (b)
McDermott Technology Americas, Inc. 10.63%, 5/1/2024 (a)	495,000	37,125
Entertainment — 1.7%
Netflix, Inc.
4.88%, 4/15/2028	983,000	1,006,867
5.88%, 11/15/2028	953,000	1,041,153
		2,048,020
Equity Real Estate Investment Trusts (REITs) — 3.6%
Brookfield Property REIT, Inc.
5.75%, 5/15/2026 (a)	652,000	679,710
ESH Hospitality, Inc.
5.25%, 5/1/2025 (a)	232,000	239,540
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	606,000	622,665
4.88%, 9/15/2029 (a)	444,000	449,550
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	611,000	672,100
SBA Communications Corp.
4.88%, 9/1/2024	947,000	981,812
Uniti Group LP
8.25%, 10/15/2023	666,000	567,765
		4,213,142
Food & Staples Retailing — 1.7%
Albertsons Cos., Inc.
6.63%, 6/15/2024	402,000	421,706
5.75%, 3/15/2025	756,000	771,120
Rite Aid Corp.
6.13%, 4/1/2023 (a)	987,000	816,743
		2,009,569
Food Products — 2.2%
JBS USA LUX SA
6.50%, 4/15/2029 (a)	150,000	166,125
5.50%, 1/15/2030 (a)	200,000	213,250
NBM US Holdings, Inc.
7.00%, 5/14/2026 (a)	350,000	371,693
Investments	Principal Amount	Value
Corporate Bonds (continued)
Post Holdings, Inc.
5.00%, 8/15/2026 (a)	$1,493,000	$1,567,620
5.75%, 3/1/2027 (a)	300,000	321,381
		2,640,069
Health Care Providers & Services — 8.8%
Centene Corp.
4.75%, 1/15/2025	150,000	155,832
5.38%, 6/1/2026 (a)	1,090,000	1,156,763
Community Health Systems, Inc.
6.25%, 3/31/2023	1,973,000	1,948,337
9.88%, 6/30/2023 (a)(c)	150,000	126,000
DaVita, Inc.
5.00%, 5/1/2025	700,000	722,176
Envision Healthcare Corp.
8.75%, 10/15/2026 (a)	690,000	281,175
HCA, Inc.
5.38%, 2/1/2025	1,447,000	1,598,935
5.63%, 9/1/2028	820,000	926,600
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026 (a)	876,000	963,600
Tenet Healthcare Corp.
6.75%, 6/15/2023	1,235,000	1,333,800
4.88%, 1/1/2026 (a)	300,000	311,625
WellCare Health Plans, Inc.
5.25%, 4/1/2025	780,000	816,075
		10,340,918
Health Care Technology — 1.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	717,000	752,850
5.00%, 5/15/2027 (a)	540,000	567,000
		1,319,850
Hotels, Restaurants & Leisure — 8.4%
1011778 BC ULC
4.25%, 5/15/2024 (a)	1,656,000	1,693,260
5.00%, 10/15/2025 (a)	786,000	815,106
Caesars Resort Collection LLC
5.25%, 10/15/2025 (a)	566,000	584,938
Golden Nugget, Inc.
6.75%, 10/15/2024 (a)	716,000	739,270
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	949,000	998,822
4.88%, 1/15/2030	370,000	393,125
KFC Holding Co.
5.00%, 6/1/2024 (a)	130,000	134,875
5.25%, 6/1/2026 (a)	566,000	600,017
MGM Resorts International
6.00%, 3/15/2023	843,000	927,300

See accompanying notes to the financial statements.

16 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Scientific Games International, Inc.
10.00%, 12/1/2022	$589,000	$604,608
5.00%, 10/15/2025 (a)	673,000	702,969
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (a)	603,000	624,105
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	1,027,000	1,095,039
		9,913,434
Household Products — 0.5%
Spectrum Brands, Inc. 5.75%, 7/15/2025	574,000	601,081
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.
5.25%, 6/1/2026 (a)	622,000	650,071
NRG Energy, Inc.
6.63%, 1/15/2027	198,000	214,335
		864,406
Insurance — 0.6%
HUB International Ltd. 7.00%, 5/1/2026 (a)	708,000	725,700
Interactive Media & Services — 0.6%
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a)	686,000	663,705
IT Services — 2.1%
Banff Merger Sub, Inc.
9.75%, 9/1/2026 (a)	650,000	609,212
Exela Intermediate LLC
10.00%, 7/15/2023 (a)	508,000	181,610
Zayo Group LLC
6.00%, 4/1/2023	172,000	176,304
5.75%, 1/15/2027 (a)	1,528,000	1,558,560
		2,525,686
Leisure Products — 0.8%
Mattel, Inc. 6.75%, 12/31/2025 (a)	888,000	930,180
Life Sciences Tools & Services — 1.5%
Avantor, Inc.
6.00%, 10/1/2024 (a)	380,000	407,075
9.00%, 10/1/2025 (a)	1,193,000	1,327,213
		1,734,288
Machinery — 0.6%
Navistar International Corp. 6.63%, 11/1/2025 (a)	623,000	641,690
Investments	Principal Amount	Value
Corporate Bonds (continued)
Media — 9.9%
AMC Networks, Inc.
5.00%, 4/1/2024	$600,000	$602,250
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024 (a)	1,065,000	1,173,151
5.13%, 8/15/2027 (a)	516,000	536,640
CSC Holdings LLC
6.50%, 2/1/2029 (a)	453,000	505,281
5.75%, 1/15/2030 (a)	250,000	263,437
Diamond Sports Group LLC
5.38%, 8/15/2026 (a)	1,000,000	1,015,000
6.63%, 8/15/2027 (a)	880,000	857,745
DISH DBS Corp.
5.88%, 11/15/2024	1,059,000	1,057,676
7.75%, 7/1/2026	1,421,000	1,471,570
iHeartCommunications, Inc.
8.38%, 5/1/2027	660,000	719,400
Meredith Corp.
6.88%, 2/1/2026	730,000	750,075
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027 (a)	320,000	337,081
Sirius XM Radio, Inc.
4.63%, 7/15/2024 (a)	350,000	366,625
5.00%, 8/1/2027 (a)	792,000	833,580
TEGNA, Inc.
5.00%, 9/15/2029 (a)	489,000	489,611
Univision Communications, Inc.
5.13%, 2/15/2025 (a)	725,000	698,719
		11,677,841
Metals & Mining — 1.9%
First Quantum Minerals Ltd.
7.25%, 4/1/2023 (a)	700,000	708,750
7.50%, 4/1/2025 (a)	506,000	497,145
Novelis Corp.
6.25%, 8/15/2024 (a)	460,000	483,708
5.88%, 9/30/2026 (a)	567,000	593,933
		2,283,536
Oil, Gas & Consumable Fuels — 3.6%
Antero Resources Corp.
5.13%, 12/1/2022	586,000	476,125
California Resources Corp.
8.00%, 12/15/2022 (a)	1,126,000	281,500
Cheniere Energy Partners LP
5.25%, 10/1/2025	350,000	360,500
4.50%, 10/1/2029 (a)	957,000	962,072
CrownRock LP
5.63%, 10/15/2025 (a)	746,000	737,141

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 17

Investments	Principal Amount	Value
Corporate Bonds (continued)
Diamondback Energy, Inc.
4.75%, 11/1/2024	$350,000	$362,740
Matador Resources Co.
5.88%, 9/15/2026	550,000	543,136
Targa Resources Partners LP
5.88%, 4/15/2026	483,000	508,213
		4,231,427
Pharmaceuticals — 2.8%
Bausch Health Cos., Inc.
7.00%, 3/15/2024 (a)	500,000	523,125
6.13%, 4/15/2025 (a)	1,445,000	1,502,757
Endo Dac
6.00%, 7/15/2023 (a)	737,000	479,050
Par Pharmaceutical, Inc.
7.50%, 4/1/2027 (a)	830,000	784,350
		3,289,282
Professional Services — 0.5%
Jaguar Holding Co. II 6.38%, 8/1/2023 (a)	616,000	637,560
Real Estate Management & Development — 0.5%
Howard Hughes Corp. (The) 5.38%, 3/15/2025 (a)	569,000	596,983
Road & Rail — 1.2%
Hertz Corp. (The)
7.63%, 6/1/2022 (a)	214,000	222,560
Uber Technologies, Inc.
8.00%, 11/1/2026 (a)	690,000	700,350
7.50%, 9/15/2027 (a)	513,000	508,511
		1,431,421
Software — 3.0%
Change Healthcare Holdings LLC
5.75%, 3/1/2025 (a)	525,000	542,063
Infor US, Inc.
6.50%, 5/15/2022	880,000	896,544
Solera LLC
10.50%, 3/1/2024 (a)	936,000	974,610
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	1,075,000	1,150,196
		3,563,413
Specialty Retail — 2.6%
PetSmart, Inc.
7.13%, 3/15/2023 (a)	924,000	831,600
5.88%, 6/1/2025 (a)	666,000	652,680
Investments	Principal Amount	Value
Corporate Bonds (continued)
Staples, Inc.
7.50%, 4/15/2026 (a)	$1,000,000	$1,046,250
10.75%, 4/15/2027 (a)	500,000	515,050
		3,045,580
Technology Hardware, Storage & Peripherals — 1.8%
Dell International LLC
5.88%, 6/15/2021 (a)	703,000	713,545
7.13%, 6/15/2024 (a)	994,000	1,051,155
Xerox Corp.
4.12%, 3/15/2023 (c)	291,000	300,458
		2,065,158
Thrifts & Mortgage Finance — 0.9%
Quicken Loans, Inc.
5.75%, 5/1/2025 (a)	350,000	363,519
5.25%, 1/15/2028 (a)	668,000	697,028
		1,060,547
Trading Companies & Distributors — 2.3%
Beacon Roofing Supply, Inc.
4.88%, 11/1/2025 (a)	554,000	538,073
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	500,000	523,125
United Rentals North America, Inc.
6.50%, 12/15/2026	237,000	258,710
4.88%, 1/15/2028	1,289,000	1,344,917
		2,664,825
Wireless Telecommunication Services — 2.7%
Sprint Corp.
7.63%, 2/15/2025	1,032,000	1,130,349
7.63%, 3/1/2026	359,000	391,741
T-Mobile USA, Inc.
6.50%, 1/15/2026	1,278,000	1,367,460
4.75%, 2/1/2028	244,000	255,285
		3,144,835
Total Corporate Bonds (Cost $113,174,683)		112,581,418
Short-Term Investments — 2.4%
Repurchase Agreements (d) — 2.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $2,793,082 (Cost $2,792,712)	2,792,712	2,792,712
Total Investments — 98.0% (Cost $115,967,395)		115,374,130
Other assets less liabilities — 2.0%		2,376,579
Net Assets — 100.0%		$117,750,709

See accompanying notes to the financial statements.

18 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

(a)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)  Represents less than 0.05% of net assets.

(c)  Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2019.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,856,445
Aggregate gross unrealized depreciation	(4,418,279)
Net unrealized depreciation	$(561,834)
Federal income tax cost	$116,047,022

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	99	3/20/2020	USD	$12,806,578	$34,645
U.S. Treasury 2 Year Note	229	3/31/2020	USD	49,369,180	17,459
U.S. Treasury 5 Year Note	398	3/31/2020	USD	47,349,562	58,954
					$111,058

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 19

Investments	Principal Amount	Value
U.S. Treasury Obligations — 89.2%
U.S. Treasury Inflation Linked Bonds 1.00%, 2/15/2049 (a) (Cost $42,681,088)	$40,539,752	$46,012,388
Short-Term Investments — 9.9%
Repurchase Agreements (b) — 9.9%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $5,100,449 (Cost $5,099,773)	5,099,773	5,099,773
Total Investments — 99.1% (Cost $47,780,861)		51,112,161
Other assets less liabilities — 0.9%		457,780
Net Assets — 100.0%		$51,569,941

(a)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $12,529,138, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 3.38%, and maturity dates ranging from January 15, 2020 - February 15, 2049; a total value of $12,671,936.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,697,742
Aggregate gross unrealized depreciation	(3,104,820)
Net unrealized appreciation	$592,922
Federal income tax cost	$47,780,861

Swap Agreements1

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
4,948,091	11/8/2021	Citibank NA	1.50%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation- Protected Securities (TIPS) bond)[6]	38,994
46,479,332	11/8/2021	Citibank NA	1.41%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[7]	(654,943)
51,427,423					(615,949)	—	615,949	—

See accompanying notes to the financial statements.

20 :: RINF INFLATION EXPECTATIONS ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
655,356	12/6/2019	Societe Generale	1.81%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation- Protected Securities (TIPS) bond)[6]	327,369
25,469,948	12/6/2019	Societe Generale	1.26%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[7]	(2,449,798)
26,125,304					(2,122,429)	—	1,960,000	(162,429)
77,552,727					(2,738,378)
				Total Unrealized Appreciation	366,363
				Total Unrealized Depreciation	(3,104,741)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the U.S. Treasury Obligations section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

7  Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_TIPS_November.pdf

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: INFLATION EXPECTATIONS ETF RINF :: 21

Investments	Principal Amount	Value
Corporate Bonds — 95.8%
Aerospace & Defense — 1.9%
Embraer Netherlands Finance BV
5.05%, 6/15/2025	$561,000	$613,201
Lockheed Martin Corp.
4.07%, 12/15/2042	605,000	697,709
United Technologies Corp.
6.13%, 7/15/2038	616,000	857,980
5.70%, 4/15/2040	2,047,000	2,780,622
4.50%, 6/1/2042	131,000	158,025
		5,107,537
Air Freight & Logistics — 0.4%
United Parcel Service, Inc.
6.20%, 1/15/2038	816,000	1,149,225
Automobiles — 1.2%
Daimler Finance North America LLC
8.50%, 1/18/2031	518,000	779,277
Ford Motor Co.
7.45%, 7/16/2031	107,000	124,241
4.75%, 1/15/2043	1,500,000	1,307,765
General Motors Co.
6.25%, 10/2/2043	107,000	118,573
5.20%, 4/1/2045	1,103,000	1,098,782
		3,428,638
Banks — 29.6%
Banco Santander SA
4.25%, 4/11/2027	1,425,000	1,535,035
3.80%, 2/23/2028	572,000	601,791
4.38%, 4/12/2028	576,000	631,277
3.31%, 6/27/2029	760,000	783,646
Bank of America Corp.
4.45%, 3/3/2026	513,000	563,182
3.50%, 4/19/2026	463,000	491,458
4.25%, 10/22/2026	985,000	1,076,844
6.11%, 1/29/2037	976,000	1,302,722
7.75%, 5/14/2038	902,000	1,405,618
5.88%, 2/7/2042	368,000	519,513
5.00%, 1/21/2044	1,375,000	1,794,072
Bank of America NA
6.00%, 10/15/2036	420,000	574,679
Bank of Nova Scotia (The)
2.70%, 8/3/2026	500,000	507,719
Barclays plc
4.38%, 1/12/2026	2,279,000	2,443,966
5.25%, 8/17/2045	140,000	166,278
4.95%, 1/10/2047	375,000	431,319
Citigroup, Inc.
4.40%, 6/10/2025	1,046,000	1,129,916
5.50%, 9/13/2025	358,000	409,282
Investments	Principal Amount	Value
Corporate Bonds (continued)
3.70%, 1/12/2026	$926,000	$987,445
4.60%, 3/9/2026	300,000	330,189
3.40%, 5/1/2026	681,000	715,141
4.30%, 11/20/2026	931,000	1,013,917
4.45%, 9/29/2027	2,523,000	2,776,841
5.88%, 1/30/2042	371,000	516,702
Cooperatieve Rabobank UA
3.75%, 7/21/2026	33,000	34,458
5.75%, 12/1/2043	1,172,000	1,563,803
5.25%, 8/4/2045	1,925,000	2,450,468
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/2026	1,757,000	1,952,069
4.88%, 5/15/2045	390,000	489,235
Fifth Third Bancorp
8.25%, 3/1/2038	523,000	805,597
HSBC Holdings plc
4.25%, 8/18/2025	522,000	554,621
4.30%, 3/8/2026	617,000	670,923
3.90%, 5/25/2026	1,014,000	1,079,593
4.38%, 11/23/2026	500,000	537,955
6.50%, 5/2/2036	774,000	1,047,101
6.80%, 6/1/2038	478,000	676,220
5.25%, 3/14/2044	2,238,000	2,769,675
ING Groep NV
3.95%, 3/29/2027	2,039,000	2,185,873
4.05%, 4/9/2029	122,000	134,274
JPMorgan Chase & Co.
4.25%, 10/1/2027	455,000	502,262
6.40%, 5/15/2038	454,000	653,058
5.50%, 10/15/2040	1,476,000	1,963,637
5.60%, 7/15/2041	1,033,000	1,404,507
5.40%, 1/6/2042	748,000	992,892
5.63%, 8/16/2043	133,000	178,420
4.85%, 2/1/2044	624,000	792,805
4.95%, 6/1/2045	1,459,000	1,840,696
Lloyds Banking Group plc
4.58%, 12/10/2025	769,000	825,160
4.65%, 3/24/2026	701,000	758,155
3.75%, 1/11/2027	1,030,000	1,085,828
4.55%, 8/16/2028	750,000	833,640
4.34%, 1/9/2048	1,600,000	1,685,056
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026	2,561,000	2,749,892
2.76%, 9/13/2026	700,000	707,231
3.68%, 2/22/2027	1,646,000	1,754,645
3.29%, 7/25/2027	300,000	314,056
3.96%, 3/2/2028	300,000	328,897
4.05%, 9/11/2028	300,000	332,584
3.74%, 3/7/2029	300,000	324,295
3.75%, 7/18/2039	753,000	823,198

See accompanying notes to the financial statements.

22 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Mizuho Financial Group, Inc.
2.84%, 9/13/2026	$419,000	$425,161
3.17%, 9/11/2027	1,321,000	1,363,410
National Australia Bank Ltd.
2.50%, 7/12/2026	672,000	675,091
PNC Bank NA
4.05%, 7/26/2028	610,000	673,951
Royal Bank of Scotland Group plc
4.80%, 4/5/2026	829,000	918,720
Sumitomo Mitsui Financial Group, Inc.
3.78%, 3/9/2026	1,661,000	1,774,533
2.63%, 7/14/2026	1,454,000	1,455,098
3.01%, 10/19/2026	29,000	29,701
3.45%, 1/11/2027	811,000	851,044
3.36%, 7/12/2027	438,000	458,422
3.04%, 7/16/2029	1,430,000	1,461,670
Wells Fargo & Co.
3.55%, 9/29/2025	806,000	851,045
3.00%, 4/22/2026	1,867,000	1,922,071
4.10%, 6/3/2026	1,428,000	1,542,854
3.00%, 10/23/2026	1,796,000	1,846,423
5.38%, 11/2/2043	138,000	178,417
5.61%, 1/15/2044	28,000	36,888
4.65%, 11/4/2044	328,000	392,337
4.40%, 6/14/2046	468,000	540,330
4.75%, 12/7/2046	204,000	249,247
Wells Fargo Bank NA
6.60%, 1/15/2038	517,000	743,562
Westpac Banking Corp.
2.85%, 5/13/2026	1,880,000	1,924,463
2.70%, 8/19/2026	523,000	529,896
3.40%, 1/25/2028	150,000	159,341
4.42%, 7/24/2039	154,000	166,826
		81,681,832
Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	338,000	401,750
3.75%, 7/15/2042	973,000	1,010,664
Coca-Cola Co. (The)
2.88%, 10/27/2025	525,000	548,985
2.25%, 9/1/2026	768,000	778,538
Molson Coors Brewing Co.
5.00%, 5/1/2042	660,000	714,595
		3,454,532
Biotechnology — 0.5%
AbbVie, Inc.
4.40%, 11/6/2042	1,250,000	1,349,092
Investments	Principal Amount	Value
Corporate Bonds (continued)
Capital Markets — 6.3%
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	$326,000	$352,004
6.75%, 10/1/2037	3,560,000	4,897,403
6.25%, 2/1/2041	1,886,000	2,644,656
5.15%, 5/22/2045	390,000	479,698
Jefferies Group LLC
4.15%, 1/23/2030	493,000	507,976
Morgan Stanley
4.00%, 7/23/2025	1,054,000	1,139,389
5.00%, 11/24/2025	1,693,000	1,905,722
3.88%, 1/27/2026	1,785,000	1,923,558
3.13%, 7/27/2026	119,000	123,332
4.35%, 9/8/2026	569,000	622,577
3.63%, 1/20/2027	154,000	164,155
4.30%, 1/27/2045	1,324,000	1,562,827
4.38%, 1/22/2047	569,000	692,827
State Street Corp.
3.55%, 8/18/2025	434,000	465,589
		17,481,713
Chemicals — 0.3%
Dow Chemical Co. (The)
7.38%, 11/1/2029	589,000	779,166
Communications Equipment — 1.1%
Cisco Systems, Inc.
5.90%, 2/15/2039	1,039,000	1,465,534
5.50%, 1/15/2040	1,056,000	1,444,573
		2,910,107
Consumer Finance — 1.4%
Ally Financial, Inc.
8.00%, 11/1/2031	1,086,000	1,497,322
American Express Co.
4.05%, 12/3/2042	407,000	478,631
Ford Motor Credit Co. LLC
4.13%, 8/4/2025	100,000	99,958
4.39%, 1/8/2026	1,685,000	1,687,626
		3,763,537
Diversified Financial Services — 4.9%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	780,000	951,504
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	1,850,000	1,912,234
4.42%, 11/15/2035	2,385,000	2,567,198
Shell International Finance BV
2.88%, 5/10/2026	562,000	582,254
2.50%, 9/12/2026	107,000	108,253

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 23

Investments	Principal Amount	Value
Corporate Bonds (continued)
4.13%, 5/11/2035	$500,000	$581,620
6.38%, 12/15/2038	1,809,000	2,625,113
5.50%, 3/25/2040	440,000	594,254
4.55%, 8/12/2043	559,000	681,456
4.38%, 5/11/2045	1,842,000	2,219,684
4.00%, 5/10/2046	575,000	662,454
3.75%, 9/12/2046	115,000	127,380
		13,613,404
Diversified Telecommunication Services — 5.6%
AT&T, Inc.
5.35%, 9/1/2040	1,450,000	1,734,869
5.55%, 8/15/2041	220,000	267,243
Telefonica Emisiones SA
4.10%, 3/8/2027	237,000	257,088
7.05%, 6/20/2036	1,805,000	2,531,695
5.21%, 3/8/2047	195,000	230,088
4.90%, 3/6/2048	1,840,000	2,088,393
Verizon Communications, Inc.
2.63%, 8/15/2026	371,000	377,774
4.13%, 3/16/2027	1,358,000	1,509,329
4.50%, 8/10/2033	1,140,000	1,332,741
4.27%, 1/15/2036	1,351,000	1,541,434
5.25%, 3/16/2037	450,000	568,643
4.13%, 8/15/2046	745,000	844,519
4.86%, 8/21/2046	1,752,000	2,191,209
4.52%, 9/15/2048	29,000	34,988
5.01%, 4/15/2049	43,000	55,315
		15,565,328
Electric Utilities — 0.9%
Duke Energy Florida LLC
6.40%, 6/15/2038	986,000	1,448,436
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	658,000	922,046
		2,370,482
Energy Equipment & Services — 0.5%
Baker Hughes a GE Co. LLC
5.13%, 9/15/2040	534,000	621,060
Halliburton Co.
7.45%, 9/15/2039	611,000	869,993
		1,491,053
Entertainment — 1.8%
NBCUniversal Media LLC
4.45%, 1/15/2043	1,232,000	1,438,338
Investments	Principal Amount	Value
Corporate Bonds (continued)
TWDC Enterprises 18 Corp.
3.00%, 2/13/2026	$104,000	$109,891
1.85%, 7/30/2026	970,000	957,029
2.95%, 6/15/2027 (a)	486,000	513,573
4.13%, 6/1/2044	292,000	349,233
Viacom, Inc.
6.88%, 4/30/2036	35,000	46,386
4.38%, 3/15/2043	1,475,000	1,523,609
		4,938,059
Equity Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.
7.38%, 3/15/2032	880,000	1,216,991
Food & Staples Retailing — 0.9%
Walmart, Inc.
5.25%, 9/1/2035	737,000	970,301
6.50%, 8/15/2037	1,088,000	1,639,897
		2,610,198
Food Products — 0.4%
Kraft Heinz Foods Co.
5.00%, 6/4/2042	721,000	765,964
Unilever Capital Corp.
5.90%, 11/15/2032	171,000	232,344
		998,308
Health Care Equipment & Supplies — 0.8%
Medtronic, Inc.
4.38%, 3/15/2035	232,000	277,939
4.63%, 3/15/2045	1,572,000	2,013,869
		2,291,808
Health Care Providers & Services — 2.4%
Anthem, Inc.
4.65%, 1/15/2043	965,000	1,092,643
Ascension Health
3.95%, 11/15/2046	258,000	294,655
UnitedHealth Group, Inc.
3.75%, 7/15/2025	248,000	267,357
3.10%, 3/15/2026	332,000	348,890
3.85%, 6/15/2028	750,000	825,563
4.63%, 7/15/2035	839,000	1,026,111
6.88%, 2/15/2038	612,000	914,333
4.75%, 7/15/2045	1,476,000	1,830,145
		6,599,697

See accompanying notes to the financial statements.

24 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Industrial Conglomerates — 1.2%
General Electric Co.
6.75%, 3/15/2032	$553,000	$716,672
5.88%, 1/14/2038	560,000	686,356
6.88%, 1/10/2039	1,100,000	1,479,836
4.50%, 3/11/2044	500,000	553,982
		3,436,846
Insurance — 1.1%
AXA SA
8.60%, 12/15/2030	256,000	374,741
Manulife Financial Corp.
4.15%, 3/4/2026	552,000	611,156
MetLife, Inc.
4.05%, 3/1/2045	1,751,000	1,991,015
		2,976,912
IT Services — 2.7%
International Business Machines Corp.
3.45%, 2/19/2026	787,000	838,002
3.30%, 5/15/2026	845,000	889,212
3.50%, 5/15/2029	1,457,000	1,570,941
4.15%, 5/15/2039	1,365,000	1,547,075
4.00%, 6/20/2042	1,712,000	1,899,793
4.25%, 5/15/2049	538,000	617,200
		7,362,223
Machinery — 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042	978,000	1,105,974
Media — 2.6%
Comcast Corp.
4.25%, 1/15/2033	941,000	1,087,063
6.50%, 11/15/2035	38,000	53,542
4.65%, 7/15/2042	1,160,000	1,402,033
4.75%, 3/1/2044	803,000	980,198
Time Warner Cable LLC
6.55%, 5/1/2037	255,000	311,554
7.30%, 7/1/2038	927,000	1,188,745
6.75%, 6/15/2039	1,187,000	1,493,633
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	396,000	554,173
		7,070,941
Metals & Mining — 3.2%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	1,762,000	2,057,700
5.00%, 9/30/2043	345,000	448,803
Investments	Principal Amount	Value
Corporate Bonds (continued)
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	$512,000	$670,654
Southern Copper Corp.
6.75%, 4/16/2040	635,000	827,761
5.25%, 11/8/2042	1,126,000	1,267,890
5.88%, 4/23/2045	587,000	716,158
Vale Overseas Ltd.
6.25%, 8/10/2026	1,048,000	1,215,942
6.88%, 11/21/2036	194,000	243,227
6.88%, 11/10/2039	1,043,000	1,322,003
		8,770,138
Multiline Retail — 0.6%
Target Corp.
2.50%, 4/15/2026	646,000	662,839
4.00%, 7/1/2042	349,000	403,318
3.63%, 4/15/2046	600,000	662,783
		1,728,940
Multi-Utilities — 0.5%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	970,000	1,341,863
Oil, Gas & Consumable Fuels — 6.4%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	596,000	754,690
Cenovus Energy, Inc.
6.75%, 11/15/2039	831,000	1,029,699
CNOOC Finance 2015 USA LLC
4.38%, 5/2/2028	475,000	527,419
ConocoPhillips
6.50%, 2/1/2039	1,222,000	1,777,215
ConocoPhillips Holding Co.
6.95%, 4/15/2029	892,000	1,207,756
Ecopetrol SA
5.88%, 5/28/2045	1,057,000	1,210,265
Hess Corp.
5.60%, 2/15/2041	645,000	735,217
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	862,000	1,116,901
Kinder Morgan, Inc.
7.75%, 1/15/2032	577,000	787,938
Nexen, Inc.
6.40%, 5/15/2037	833,000	1,156,837
Occidental Petroleum Corp.
6.45%, 9/15/2036	830,000	1,009,254
Phillips 66
5.88%, 5/1/2042	602,000	812,147
Suncor Energy, Inc.
6.50%, 6/15/2038	716,000	974,283

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 25

Investments	Principal Amount	Value
Corporate Bonds (continued)
Total Capital SA
3.88%, 10/11/2028	$1,100,000	$1,227,258
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	277,000	355,871
7.63%, 1/15/2039	500,000	742,166
Valero Energy Corp.
6.63%, 6/15/2037	918,000	1,210,294
Williams Cos., Inc. (The)
6.30%, 4/15/2040	865,000	1,034,797
		17,670,007
Pharmaceuticals — 6.0%
AstraZeneca plc
3.38%, 11/16/2025	905,000	958,036
6.45%, 9/15/2037	1,109,000	1,565,411
4.00%, 9/18/2042	421,000	466,418
4.38%, 11/16/2045	600,000	710,666
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028	890,000	985,284
6.38%, 5/15/2038	1,825,000	2,658,366
Merck & Co., Inc.
4.15%, 5/18/2043	1,128,000	1,350,727
Novartis Capital Corp.
4.40%, 5/6/2044	743,000	922,808
Pfizer, Inc.
2.75%, 6/3/2026	709,000	733,071
3.00%, 12/15/2026	896,000	947,089
4.00%, 12/15/2036	114,000	132,279
7.20%, 3/15/2039	2,547,000	4,047,370
Wyeth LLC
5.95%, 4/1/2037	677,000	940,313
		16,417,838
Software — 1.8%
Microsoft Corp.
4.50%, 10/1/2040	852,000	1,068,159
5.30%, 2/8/2041	544,000	749,610
Oracle Corp.
6.50%, 4/15/2038	407,000	591,706
6.13%, 7/8/2039	1,027,000	1,461,664
5.38%, 7/15/2040	894,000	1,166,255
		5,037,394
Specialty Retail — 0.8%
Home Depot, Inc. (The)
5.88%, 12/16/2036	1,628,000	2,252,696
Investments	Principal Amount	Value
Corporate Bonds (continued)
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.
3.85%, 5/4/2043	$1,745,000	$1,954,438
4.45%, 5/6/2044	320,000	390,371
3.45%, 2/9/2045	1,443,000	1,526,625
4.38%, 5/13/2045	100,000	120,996
HP, Inc.
6.00%, 9/15/2041	415,000	461,408
		4,453,838
Tobacco — 0.8%
Altria Group, Inc.
5.38%, 1/31/2044	1,044,000	1,184,547
Philip Morris International, Inc.
6.38%, 5/16/2038	300,000	418,017
4.25%, 11/10/2044	575,000	641,763
		2,244,327
Wireless Telecommunication Services — 3.5%
America Movil SAB de CV
6.13%, 3/30/2040	1,174,000	1,593,779
4.38%, 7/16/2042	714,000	811,825
Telefonica Europe BV
8.25%, 9/15/2030	103,000	149,285
Vodafone Group plc
4.38%, 5/30/2028	1,052,000	1,168,956
6.15%, 2/27/2037	1,280,000	1,659,076
5.00%, 5/30/2038	804,000	925,025
5.25%, 5/30/2048	2,190,000	2,616,783
4.25%, 9/17/2050	644,000	668,349
		9,593,078
Total Corporate Bonds (Cost $241,621,459)		264,263,722
	Shares
Securities Lending Reinvestments (b) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $474,145)	474,145	474,145

See accompanying notes to the financial statements.

26 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 1.2%
Repurchase Agreements (c) — 1.2%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $3,252,050 (Cost $3,251,619)	$3,251,619	$3,251,619
Total Investments — 97.2% (Cost $245,347,223)		267,989,486
Other assets less liabilities — 2.8%		7,641,461
Net Assets — 100.0%		$275,630,947

(a)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $461,792, collateralized in the form of cash with a value of $474,145 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $474,145.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,758,629
Aggregate gross unrealized depreciation	(33,762)
Net unrealized appreciation	$23,724,867
Federal income tax cost	$245,348,830

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	703	3/20/2020	USD	$90,939,641	$233,732
U.S. Treasury Long Bond	895	3/20/2020	USD	142,277,031	699,284
U.S. Treasury Ultra Bond	186	3/20/2020	USD	34,915,687	151,195
					$1,084,211

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 27

Investments	Principal Amount	Value
Short-Term Investments — 85.2%
Repurchase Agreements (a) — 85.2%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $9,773,209 (Cost $9,771,913)	$9,771,913	$9,771,913
Total Investments — 85.2% (Cost $9,771,913)		9,771,913
Other assets less liabilities — 14.8%		1,701,563
Net Assets — 100.0%		$11,473,476

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(402,603)
Net unrealized depreciation	$(402,603)
Federal income tax cost	$9,771,913

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
WTI Crude Oil	208	12/19/2019	USD	$11,475,360	$(402,603)

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

28 :: OILK K-1 FREE CRUDE OIL STRATEGY ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 94.0%
Adobe, Inc.* (Software)	0.5%	13,471	$4,169,679
Alphabet, Inc., Class A* (Interactive Media & Services)	0.8%	4,855	6,331,357
Alphabet, Inc., Class C* (Interactive Media & Services)	0.8%	4,892	6,383,864
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1.8%	7,901	14,228,121
American Electric Power Co., Inc. (Electric Utilities)	0.4%	33,630	3,072,101
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.9%	84,625	22,616,031
AT&T, Inc. (Diversified Telecommunication Services)	0.5%	103,051	3,852,046
Autodesk, Inc.* (Software)	0.4%	19,690	3,561,921
Bank of America Corp. (Banks)	0.5%	115,780	3,857,790
Baxter International, Inc. (Health Care Equipment & Supplies)	0.4%	39,789	3,261,504
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	0.9%	32,779	7,221,214
Biogen, Inc.* (Biotechnology)	0.4%	10,621	3,184,282
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	15,874	5,019,518
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.7%	48,302	5,657,613
Cigna Corp. (Health Care Providers & Services)	0.5%	20,548	4,107,956
Comcast Corp., Class A (Media)	0.6%	107,328	4,738,531
CVS Health Corp. (Health Care Providers & Services)	0.6%	58,849	4,429,564
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.5%	64,107	4,367,610
Facebook, Inc., Class A* (Interactive Media & Services)	1.1%	41,934	8,455,572
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.5%	102,711	3,582,560
Home Depot, Inc. (The) (Specialty Retail)	0.6%	20,341	4,485,394
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.5%	73,712	4,278,982
Intercontinental Exchange, Inc. (Capital Markets)	0.4%	36,777	3,463,290
Intuit, Inc. (Software)	0.4%	13,654	3,534,884
Johnson & Johnson (Pharmaceuticals)	0.7%	43,011	5,913,582
JPMorgan Chase & Co. (Banks)	0.9%	52,819	6,959,431
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
L3Harris Technologies, Inc. (Aerospace & Defense)	0.4%	16,320	$3,281,789
Linde plc (Chemicals)	0.6%	23,010	4,744,892
Lockheed Martin Corp. (Aerospace & Defense)	0.6%	11,297	4,417,466
Mastercard, Inc., Class A (IT Services)	0.4%	11,673	3,411,201
Medtronic plc (Health Care Equipment & Supplies)	0.7%	48,418	5,393,281
Merck & Co., Inc. (Pharmaceuticals)	0.7%	62,143	5,417,627
Microsoft Corp. (Software)	2.9%	152,760	23,124,809
Norfolk Southern Corp. (Road & Rail)	0.4%	16,898	3,269,763
PayPal Holdings, Inc.* (IT Services)	0.6%	41,640	4,497,536
Pfizer, Inc. (Pharmaceuticals)	0.4%	86,020	3,313,491
Procter & Gamble Co. (The) (Household Products)	0.6%	37,068	4,524,520
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	38,125	3,490,344
Raytheon Co. (Aerospace & Defense)	0.4%	15,873	3,451,108
Ross Stores, Inc. (Specialty Retail)	0.4%	27,466	3,190,176
salesforce.com, Inc.* (Software)	0.7%	32,359	5,270,957
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	20,861	3,154,392
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.5%	50,371	4,303,194
United Technologies Corp. (Aerospace & Defense)	0.6%	29,513	4,377,958
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.5%	13,951	3,904,466
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.4%	55,845	3,364,103
Vertex Pharmaceuticals, Inc.* (Biotechnology)	0.5%	17,157	3,804,565
Visa, Inc., Class A (IT Services)	0.6%	25,850	4,769,583
Walt Disney Co. (The) (Entertainment)	0.4%	22,533	3,415,552
Zoetis, Inc. (Pharmaceuticals)	0.4%	27,091	3,265,007
Other Common Stocks (b)	60.6%	8,677,338	482,174,248
Total Common Stocks (Cost $686,012,046)			748,066,425

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 29

	Percentage of Net Assets	No. of Rights	Value
Rights — 0.0% (c)
DISH Network Corp., expiring 12/09/19* (Cost $—)	0.0%	2	$1
		Shares
Securities Lending Reinvestments (d) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $407,312)	0.1%	407,312	407,312
		Principal Amount
Short-Term Investments — 5.2%
Repurchase Agreements (e) — 5.2%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $41,391,437 (Cost $41,385,952)		$41,385,952	41,385,952
Total Investments — 99.3% (Cost $727,805,310)			789,859,690
Other assets less liabilities — 0.7%			5,770,261
Net Assets — 100.0%			$795,629,951

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $67,043,620.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $390,001, collateralized in the form of cash with a value of $407,312 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  Represents less than 0.05% of net assets.

(d)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $407,312.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,760,591
Aggregate gross unrealized depreciation	(27,881,401)
Net unrealized appreciation	$63,879,190
Federal income tax cost	$729,890,987

Swap Agreements1

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(59,274,239)	12/7/2020	Goldman Sachs International	(1.69)%	Credit Suisse 130/30 Large Cap Index (short portion)[6]	(192,285)	41,679	150,606	—
(41,007,323)	1/6/2021	Societe Generale	(1.56)%	Credit Suisse 130/30 Large Cap Index (short portion)[6]	(125,361)
176,513,457	1/6/2021	Societe Generale	1.96%	Credit Suisse 130/30 Large Cap Index (long portion)[7]	2,940,885
135,506,134					2,815,524	(2,815,524)	—	—

See accompanying notes to the financial statements.

30 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(132,382,008)	11/8/2021	UBS AG	(1.86)%	Credit Suisse 130/30 Large Cap Index (short portion)[6]	(415,736)
103,538,529	11/8/2021	UBS AG	2.31%	Credit Suisse 130/30 Large Cap Index (long portion)[7]	1,702,984
(28,843,479)					1,287,248	(1,132,184)	—	155,064
47,388,416					3,910,487
				Total Unrealized Appreciation	4,643,869
				Total Unrealized Depreciation	(733,382)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_November.pdf.

7  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Large Cap Core Plus invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Aerospace & Defense	3.0%
Air Freight & Logistics	0.2%
Airlines	0.3%
Auto Components	0.2%
Automobiles	0.6%
Banks	4.7%
Beverages	1.0%
Biotechnology	1.6%
Building Products	0.3%
Capital Markets	3.4%
Chemicals	1.4%
Commercial Services & Supplies	0.7%
Communications Equipment	1.1%
Construction Materials	0.5%
Consumer Finance	0.9%
Containers & Packaging	1.1%
Distributors	0.3%
Diversified Consumer Services	0.3%
Diversified Financial Services	0.9%
Diversified Telecommunication Services	0.9%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 31

Electric Utilities	1.9%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	1.1%
Entertainment	1.6%
Equity Real Estate Investment Trusts (REITs)	5.8%
Food & Staples Retailing	0.6%
Food Products	1.2%
Health Care Equipment & Supplies	3.0%
Health Care Providers & Services	3.6%
Hotels, Restaurants & Leisure	2.8%
Household Durables	1.4%
Household Products	1.1%
Industrial Conglomerates	0.6%
Insurance	3.7%
Interactive Media & Services	2.9%
Internet & Direct Marketing Retail	2.2%
IT Services	4.5%
Life Sciences Tools & Services	1.0%
Machinery	2.2%
Media	1.8%
Metals & Mining	0.7%
Multiline Retail	0.5%
Multi-Utilities	1.2%
Oil, Gas & Consumable Fuels	3.5%
Personal Products	0.2%
Pharmaceuticals	2.7%
Professional Services	0.2%
Road & Rail	0.6%
Semiconductors & Semiconductor Equipment	3.0%
Software	6.6%
Specialty Retail	1.5%
Technology Hardware, Storage & Peripherals	3.8%
Textiles, Apparel & Luxury Goods	0.9%
Tobacco	0.2%
Trading Companies & Distributors	0.4%
Wireless Telecommunication Services	0.3%
Other[1]	6.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

32 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 91.4%
Internet & Direct Marketing Retail — 91.4%
1-800-Flowers.com, Inc., Class A*	41,102	$553,644
Alibaba Group Holding Ltd., ADR*	17,941	3,588,200
Amazon.com, Inc.*	3,698	6,659,358
Baozun, Inc., ADR*	6,678	253,564
Chewy, Inc., Class A*(b)	52,586	1,302,029
eBay, Inc.	34,309	1,218,656
Etsy, Inc.*	28,758	1,247,810
Farfetch Ltd., Class A*	32,329	321,997
Fiverr International Ltd.*	3,899	89,716
Groupon, Inc.*	421,231	1,221,570
GrubHub, Inc.*	28,826	1,242,977
JD.com, Inc., ADR*	19,628	640,854
Jumia Technologies AG, ADR*	9,863	61,742
MercadoLibre, Inc.*	1,095	635,735
Pinduoduo, Inc., ADR*	17,543	630,671
Quotient Technology, Inc.*	101,465	1,058,280
Qurate Retail, Inc., Series A*	129,066	1,220,964
Shutterstock, Inc.*	29,510	1,227,026
Stamps.com, Inc.*	13,990	1,220,627
Stitch Fix, Inc., Class A*(b)	53,924	1,271,528
Uxin Ltd., ADR*	35,217	87,690
Vipshop Holdings Ltd., ADR*	50,605	646,732
Wayfair, Inc., Class A*	14,431	1,225,481
Yunji, Inc., ADR*	15,206	60,064
Total Common Stocks (Cost $29,632,523)		27,686,915
Securities Lending Reinvestments (c) — 4.0%
Investment Companies — 4.0%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $1,221,350)	1,221,350	1,221,350
Investments	Principal Amount	Value
Short-Term Investments — 5.6%
Repurchase Agreements (d) — 5.6%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $1,685,072 (Cost $1,684,849)	$1,684,849	$1,684,849
Total Investments — 101.0% (Cost $32,538,722)		30,593,114
Liabilities in excess of other assets — (1.0%)		(295,015)
Net Assets — 100.0%		$30,298,099

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,099,661.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $2,145,881, collateralized in the form of cash with a value of $1,221,350 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,007,774 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 19, 2019 - May 15, 2048; a total value of $2,229,124.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $1,221,350.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,824,179
Aggregate gross unrealized depreciation	(4,689,052)
Net unrealized depreciation	$(1,864,873)
Federal income tax cost	$32,695,079

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: LONG ONLINE/SHORT STORES ETF CLIX :: 33

Swap Agreements1

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(6,237,616)	11/8/2021	Credit Suisse International	(1.76)%	Solactive- ProShares Bricks and Mortar Retail Store Index	14,171
1,751,073	11/8/2021	Credit Suisse International	1.96%	ProShares Online Retail Index	69,097
(4,486,543)					83,268	—	—	83,268
(8,859,533)	1/6/2021	Societe Generale	(0.56)%	Solactive- ProShares Bricks and Mortar Retail Store Index	130,948
841,121	1/6/2021	Societe Generale	2.11%	ProShares Online Retail Index	22,876
(8,018,412)					153,824	(153,824)	—	—
(12,504,955)					237,092
				Total Unrealized Appreciation	237,092

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

34 :: CLIX LONG ONLINE/SHORT STORES ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 95.4%
Repurchase Agreements (a) — 95.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $2,831,193 (Cost $2,830,819)	$2,830,819	$2,830,819
Total Investments — 95.4% (Cost $2,830,819)		2,830,819
Other assets less liabilities — 4.6%		138,289
Net Assets — 100.0%		$2,969,108

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,003
Aggregate gross unrealized depreciation	(32,547)
Net unrealized appreciation	$456
Federal income tax cost	$2,830,819

Managed Futures Strategy ETF had the following open long and short futures contracts as of November 30, 2019:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Cocoa	4	3/16/2020	USD	$102,720	$3,698
Copper	1	3/27/2020	USD	66,538	(315)
Cotton No. 2	2	3/9/2020	USD	65,360	(301)
Foreign Exchange AUD/USD	2	12/16/2019	USD	135,340	(2,605)
Foreign Exchange CAD/USD	2	12/17/2019	USD	150,580	300
Foreign Exchange GBP/USD	2	12/16/2019	USD	161,713	1,076
Gold	2	2/26/2020	USD	94,695	(1,084)
Live Cattle	4	4/30/2020	USD	202,200	8,908
Natural Gas	2	1/29/2020	USD	45,240	(6,265)
RBOB Gasoline	1	12/31/2019	USD	66,822	(1,338)
Silver	3	3/27/2020	USD	51,318	(1,287)
Soybean	2	1/14/2020	USD	87,675	(5,518)
Wheat	2	12/14/2020	USD	55,650	1,045
					$(3,686)

See accompanying notes to the financial statements.

PROSHARES TRUST CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: MANAGED FUTURES STRATEGY ETF FUT :: 35

Futures Contracts Sold

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Coffee 'C'	1	3/19/2020	USD	$44,644	$(3,603)
Corn	3	3/13/2020	USD	57,188	1,504
E-Mini Crude Oil	1	12/18/2019	USD	27,585	1,063
E-Mini Euro	3	12/16/2019	USD	206,756	1,595
Foreign Exchange CHF/USD	1	12/16/2019	USD	125,163	1,960
Foreign Exchange JPY/USD	2	12/16/2019	USD	228,662	5,876
Lean Hogs	2	2/14/2020	USD	54,540	4,464
NY Harbor ULSD	1	12/31/2019	USD	78,897	1,514
Sugar No. 11	5	2/28/2020	USD	72,464	(4,763)
U.S. Treasury 10 Year Note	3	3/20/2020	USD	388,078	(1,465)
U.S. Treasury Long Bond	2	3/20/2020	USD	317,938	(4,003)
					$4,142
					$456

Abbreviations

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

GBP  British Pound

JPY  Japanese Yen

USD  U.S. Dollar

See accompanying notes to the financial statements.

36 :: FUT MANAGED FUTURES STRATEGY ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 91.6%
Airlines — 2.3%
WestJet Airlines Ltd.	4,776	$109,234
Biotechnology — 6.7%
Medicines Co. (The)*	1,290	108,618
Ra Pharmaceuticals, Inc.*	2,332	108,974
Spark Therapeutics, Inc.*	924	102,694
		320,286
Building Products — 2.3%
Continental Building Products, Inc.*	2,989	109,965
Capital Markets — 2.3%
TD Ameritrade Holding Corp.	2,085	108,066
Commercial Services & Supplies — 2.3%
Advanced Disposal Services, Inc.*	3,281	108,109
Communications Equipment — 2.3%
Acacia Communications, Inc.*	1,630	108,623
Diversified Telecommunication Services — 2.3%
Zayo Group Holdings, Inc.*	3,202	109,637
Electric Utilities — 2.3%
El Paso Electric Co.	1,603	108,715
Electrical Equipment — 2.2%
OSRAM Licht AG	2,442	105,310
Electronic Equipment, Instruments & Components — 9.5%
Anixter International, Inc.*	1,308	112,279
Fitbit, Inc., Class A*	15,366	106,947
KEMET Corp.	4,161	111,182
Tech Data Corp.*	824	119,389
		449,797
Entertainment — 2.2%
Entertainment One Ltd.	14,743	106,013
Equity Real Estate Investment Trusts (REITs) — 2.4%
Liberty Property Trust	1,878	115,722
Food Products — 2.3%
Bellamy's Australia Ltd.*	12,035	107,210
Health Care Equipment & Supplies — 2.3%
Wright Medical Group NV*	3,682	109,613
Investments	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 2.6%
WellCare Health Plans, Inc.*	390	$125,607
Hotels, Restaurants & Leisure — 5.2%
Caesars Entertainment Corp.*	9,231	120,372
Stars Group, Inc. (The)*	5,241	125,590
		245,962
Household Durables — 2.3%
William Lyon Homes, Class A*	5,320	111,082
Internet & Direct Marketing Retail — 2.5%
Just Eat plc*	11,943	118,099
IT Services — 6.6%
Altran Technologies SA	6,536	102,043
Carbonite, Inc.*	4,705	108,215
InterXion Holding NV*	1,211	102,984
		313,242
Life Sciences Tools & Services — 2.2%
Cambrex Corp.*	1,767	105,967
Metals & Mining — 2.5%
Detour Gold Corp.*	6,350	117,601
Oil, Gas & Consumable Fuels — 5.6%
Carrizo Oil & Gas, Inc.*	9,466	60,678
Jagged Peak Energy, Inc.*	15,884	105,946
SemGroup Corp., Class A	6,467	99,398
		266,022
Pharmaceuticals — 2.5%
Allergan plc	650	120,211
Road & Rail — 2.3%
Genesee & Wyoming, Inc., Class A*	972	108,329
Semiconductors & Semiconductor Equipment — 2.3%
Cypress Semiconductor Corp.	4,771	111,880
Software — 6.7%
Cision Ltd.*	10,697	106,328
Pivotal Software, Inc., Class A*	7,114	106,852
Sophos Group plc (a)	14,702	107,430
		320,610

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: MERGER ETF MRGR :: 37

Investments	Shares	Value
Common Stocks (continued)
Specialty Retail — 2.3%
Tiffany & Co.	810	$108,378
Trading Companies & Distributors — 2.3%
Aircastle Ltd.	3,350	107,167
Total Common Stocks (Cost $4,289,639)		4,356,457
	Number of Rights
Rights — 0.0% (b)
Chemicals — 0.0% (b)
Schulman, Inc., CVR*(c)(d) (Cost $—)	4,250	2,223
	Principal Amount
Short-Term Investments — 21.3%
Repurchase Agreements (e) — 21.3%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $1,014,074 (Cost $1,013,940)	$1,013,940	1,013,940
Total Investments — 112.9% (Cost $5,303,579)		5,372,620
Liabilities in excess of other assets — (12.9%)		(614,268)
Net Assets — 100.0%		$4,758,352

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  Represents less than 0.05% of net assets.

(c)  Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to $2,223, which represents approximately 0.05% of net assets of the Fund.

(d)  Illiquid security.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$140,968
Aggregate gross unrealized depreciation	(228,519)
Net unrealized depreciation	$(87,551)
Federal income tax cost	$5,308,852

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of November 30, 2019:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[1]
U.S. Dollar vs. British Pound	Goldman Sachs International	02/04/20	178,000	$(229,620)	$230,755	$1,135
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	02/04/20	(203,000)	140,299	137,543	2,756
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	02/04/20	(528,000)	400,114	397,678	2,436
U.S. Dollar vs. Euro	Goldman Sachs International	02/04/20	(123,000)	136,966	136,151	816
Total Appreciation						$7,143
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	02/04/20	44,000	$(30,138)	$29,812	$(326)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	02/04/20	73,000	(55,248)	54,982	(266)
U.S. Dollar vs. Euro	Goldman Sachs International	02/04/20	46,000	(51,065)	50,918	(147)
U.S. Dollar vs. Euro	Goldman Sachs International	02/04/20	(113,000)	124,988	125,081	(93)
U.S. Dollar vs. British Pound	Goldman Sachs International	02/04/20	(435,000)	561,300	563,925	(2,626)
Total Depreciation						$(3,458)
						$3,685[2]

See accompanying notes to the financial statements.

38 :: MRGR MERGER ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

2  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $3,685. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

Swap Agreements1

Merger ETF had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(4,982)	11/9/2021	Citibank NA	(0.89)%	S&P Merger Arbitrage Index (short exposure to Acquirers)[6]	(155)
6,006	11/9/2021	Citibank NA	2.04%	S&P Merger Arbitrage Index (long exposure to Targets)[7]	59
1,024					(96)	—	96	—
(1,562,700)	11/6/2020	Societe Generale	(1.06)%	S&P Merger Arbitrage Index (short exposure to Acquirers)[6]	(159,627)
1,377,397	11/9/2021	Societe Generale	2.21%	S&P Merger Arbitrage Index (long exposure to Targets)[7]	4,719
(185,303)					(154,908)	—	19,434	(135,474)
(184,279)					(155,004)
				Total Unrealized Appreciation	4,778
				Total Unrealized Depreciation	(159,782)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_November.pdf.

7  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: MERGER ETF MRGR :: 39

Merger ETF invested, as a percentage of net assets, in the following countries as of November 30, 2019:

United States	68.5%
Canada	9.6%
United Kingdom	4.7%
Australia	2.3%
Germany	2.2%
Netherlands	2.2%
France	2.1%
Other[1]	8.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

40 :: MRGR MERGER ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Exchange Traded Funds — 99.9%
ProShares DJ Brookfield Global Infrastructure ETF (a)	30,384	$1,361,051
ProShares Global Listed Private Equity ETF (a)	25,175	885,027
ProShares Hedge Replication ETF (a)	32,476	1,502,502
ProShares Inflation Expectations ETF (a)	6,212	162,755
ProShares Managed Futures Strategy ETF (a)	23,274	921,069
ProShares Merger ETF (a)	39,416	1,500,961
ProShares RAFI Long/Short (a)	12,284	424,904
Total Exchange Traded Funds (Cost $6,606,164)		6,758,269
	Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreements (b) — 0.3%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $21,574 (Cost $21,572)	$21,572	21,572
Total Investments — 100.2% (Cost $6,627,736)		6,779,841
Liabilities in excess of other assets — (0.2%)		(15,180)
Net Assets — 100.0%		$6,764,661

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$184,237
Aggregate gross unrealized depreciation	(35,503)
Net unrealized appreciation	$148,734
Federal income tax cost	$6,631,107

Investment in a company which was affiliated for the period ending November 30, 2019, was as follows:

Exchange Traded Funds	Value May 31, 2019	Purchases at Cost	Sales at Value	Shares November 30, 2019	Value November 30, 2019	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$973,414	$393,557	$18,627	30,384	$1,361,051	$12,577	$22,211	$130
ProShares Global Listed Private Equity ETF	110,381	772,364	23,788	25,175	885,027	26,713	17,030	(643)
ProShares Hedge Replication ETF	1,199,242	261,756	11,646	32,476	1,502,502	52,757	8,522	393
ProShares Inflation Expectations ETF	143,720	26,754	2,541	6,212	162,755	(4,984)	2,197	(194)
ProShares Managed Futures Strategy ETF	1,340,718	173,226	588,369	23,274	921,069	3,229	5,642	(7,735)
ProShares Merger ETF	1,990,503	11,533	531,651	39,416	1,500,961	26,344	3,711	4,232
ProShares RAFITM Long/Short	892,220	145,908	607,468	12,284	424,904	43,930	5,756	(49,686)
	$6,650,198	$1,785,098	$1,784,090	169,221	$6,758,269	$160,566	$65,069	$(53,503)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: MORNINGSTAR ALTERNATIVES SOLUTION ETF ALTS :: 41

Investments	Shares	Value
Common Stocks — 99.5%
Aerospace & Defense — 3.4%
BAE Systems plc	198,006	$1,468,596
Meggitt plc	181,670	1,510,987
Safran SA	8,880	1,453,487
		4,433,070
Air Freight & Logistics — 1.1%
DSV PANALPINA A/S	13,292	1,448,382
Auto Components — 1.1%
Koito Manufacturing Co. Ltd.	27,478	1,415,176
Banks — 1.0%
Skandinaviska Enskilda Banken AB, Class A	152,372	1,307,208
Beverages — 2.3%
Asahi Group Holdings Ltd.	30,135	1,449,100
Diageo plc	36,235	1,483,434
		2,932,534
Building Products — 1.2%
Kingspan Group plc	27,557	1,486,402
Capital Markets — 2.4%
Partners Group Holding AG	1,805	1,522,966
St James's Place plc	108,358	1,525,653
		3,048,619
Chemicals — 3.4%
Croda International plc	23,787	1,532,270
FUCHS PETROLUB SE (Preference)	32,564	1,407,479
Novozymes A/S, Class B	31,487	1,505,488
		4,445,237
Diversified Financial Services — 5.7%
Eurazeo SE	21,561	1,470,370
Groupe Bruxelles Lambert SA	14,403	1,462,617
L E Lundbergforetagen AB, Class B	36,912	1,463,809
Mitsubishi UFJ Lease & Finance Co. Ltd.	232,353	1,491,591
Tokyo Century Corp.	26,780	1,428,136
		7,316,523
Diversified Telecommunication Services — 1.1%
Telenor ASA	80,820	1,476,060
Investments	Shares	Value
Common Stocks (continued)
Electric Utilities — 3.4%
CK Infrastructure Holdings Ltd.	207,911	$1,407,720
Red Electrica Corp. SA	76,658	1,500,285
SSE plc	86,629	1,456,710
		4,364,715
Electronic Equipment, Instruments & Components — 2.5%
Halma plc	60,427	1,646,099
Hexagon AB, Class B	27,062	1,530,624
		3,176,723
Equity Real Estate Investment Trusts (REITs) — 2.3%
Link REIT	142,865	1,460,088
Mirvac Group	662,986	1,511,255
		2,971,343
Food & Staples Retailing — 2.2%
Koninklijke Ahold Delhaize NV	55,183	1,422,855
Sundrug Co. Ltd.	41,146	1,442,796
		2,865,651
Food Products — 4.6%
Associated British Foods plc	46,404	1,542,005
Chocoladefabriken Lindt & Spruengli AG, Class PC	195	1,487,842
Kerry Group plc, Class A	11,502	1,476,197
Nestle SA (Registered)	13,894	1,444,804
		5,950,848
Gas Utilities — 3.4%
APA Group	194,045	1,443,772
Enagas SA	58,451	1,457,171
Hong Kong & China Gas Co. Ltd.	763,641	1,455,530
		4,356,473
Health Care Equipment & Supplies — 3.5%
Asahi Intecc Co. Ltd.	52,059	1,516,466
Coloplast A/S, Class B	12,470	1,474,376
Sysmex Corp.	21,826	1,512,135
		4,502,977
Health Care Providers & Services — 5.7%
Alfresa Holdings Corp.	63,556	1,312,210
Fresenius Medical Care AG & Co. KGaA	20,201	1,482,532
Fresenius SE & Co. KGaA	27,719	1,517,146
Ramsay Health Care Ltd.	29,665	1,464,373
Ryman Healthcare Ltd.	162,584	1,575,876
		7,352,137

See accompanying notes to the financial statements.

42 :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure — 3.4%
Carnival plc	35,314	$1,485,927
Compass Group plc	55,726	1,365,585
Flutter Entertainment plc	13,854	1,588,644
		4,440,156
Household Durables — 3.4%
Rinnai Corp.	18,458	1,415,827
SEB SA	9,550	1,484,706
Sekisui Chemical Co. Ltd.	84,537	1,470,578
		4,371,111
Industrial Conglomerates — 1.1%
Jardine Strategic Holdings Ltd.	46,300	1,470,025
Insurance — 3.5%
Legal & General Group plc	416,716	1,514,113
Prudential plc	86,529	1,540,651
Sampo OYJ, Class A	35,798	1,448,581
		4,503,345
Interactive Media & Services — 1.1%
REA Group Ltd.	20,918	1,476,583
Life Sciences Tools & Services — 1.2%
Sartorius Stedim Biotech	9,748	1,548,808
Machinery — 3.5%
Kurita Water Industries Ltd.	52,843	1,476,574
Spirax-Sarco Engineering plc	13,555	1,564,855
Techtronic Industries Co. Ltd.	193,274	1,453,058
		4,494,487
Multiline Retail — 1.1%
Pan Pacific International Holdings Corp.	90,080	1,459,245
Multi-Utilities — 1.1%
AGL Energy Ltd.	107,511	1,484,224
Oil, Gas & Consumable Fuels — 1.1%
Washington H Soul Pattinson & Co. Ltd.	93,680	1,414,310
Personal Products — 2.3%
Kobayashi Pharmaceutical Co. Ltd.	18,245	1,496,120
L'Oreal SA	5,045	1,439,049
		2,935,169
Pharmaceuticals — 5.8%
Novartis AG (Registered)	16,303	1,501,830
Novo Nordisk A/S, Class B	25,411	1,429,472
Investments	Shares	Value
Common Stocks (continued)
Roche Holding AG	4,892	$1,508,695
Sanofi	16,194	1,508,969
UCB SA	18,295	1,483,857
		7,432,823
Professional Services — 2.3%
Intertek Group plc	21,379	1,525,380
Wolters Kluwer NV	20,546	1,476,136
		3,001,516
Real Estate Management & Development — 1.1%
Daito Trust Construction Co. Ltd.	11,588	1,416,358
Road & Rail — 1.2%
MTR Corp. Ltd.	267,454	1,499,950
Software — 2.4%
AVEVA Group plc	25,688	1,514,506
Micro Focus International plc	107,791	1,579,437
		3,093,943
Specialty Retail — 2.3%
JD Sports Fashion plc	151,553	1,491,033
USS Co. Ltd.	74,039	1,434,670
		2,925,703
Textiles, Apparel & Luxury Goods — 4.6%
Burberry Group plc	53,161	1,446,790
Cie Financiere Richemont SA (Registered)	19,855	1,513,140
EssilorLuxottica SA	9,540	1,483,151
LVMH Moet Hennessy Louis Vuitton SE	3,276	1,471,216
		5,914,297
Tobacco — 1.1%
Imperial Brands plc	64,373	1,418,195
Trading Companies & Distributors — 3.4%
Ashtead Group plc	47,877	1,455,329
Bunzl plc	55,781	1,531,803
ITOCHU Corp.	66,949	1,459,905
		4,447,037
Transportation Infrastructure — 1.1%
Transurban Group	143,110	1,485,874
Wireless Telecommunication Services — 1.1%
KDDI Corp.	49,748	1,425,979
Total Common Stocks (Cost $117,160,896)		128,509,216

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF EFAD :: 43

Investments	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (a) — 0.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $109,063 (Cost $109,050)	$109,050	$109,050
Total Investments — 99.6% (Cost $117,269,946)		128,618,266
Other assets less liabilities — 0.4%		503,694
Net Assets — 100.0%		$129,121,960

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

OYJ    Public Limited Company

Preference  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,748,863
Aggregate gross unrealized depreciation	(1,410,235)
Net unrealized appreciation	$11,338,628
Federal income tax cost	$117,279,638

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2019:

United Kingdom	24.5%
Japan	19.1%
France	9.2%
Australia	8.0%
Switzerland	7.0%
Hong Kong	5.6%
Denmark	4.5%
Ireland	3.5%
Germany	3.4%
Sweden	3.3%
Spain	2.3%
Belgium	2.3%
Netherlands	2.3%
New Zealand	1.2%
Norway	1.1%
China	1.1%
Finland	1.1%
Other[1]	0.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

44 :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.9%
Banks — 13.3%
Absa Group Ltd.	27,512	$276,538
Bancolombia SA, ADR	5,896	284,600
Bank Central Asia Tbk. PT	134,630	299,708
Bank Rakyat Indonesia Persero Tbk. PT	1,071,233	310,623
Capitec Bank Holdings Ltd.	3,077	297,665
E.Sun Financial Holding Co. Ltd.	338,733	300,314
Grupo Financiero Inbursa SAB de CV, Class O	245,709	291,373
Itau Unibanco Holding SA, ADR	35,302	287,358
Nedbank Group Ltd.	18,843	281,671
Public Bank Bhd.	62,416	293,213
		2,923,063
Chemicals — 4.0%
Asian Paints Ltd.	12,171	289,466
Berger Paints India Ltd.	44,741	309,686
Pidilite Industries Ltd.	16,041	291,360
		890,512
Construction & Engineering — 2.7%
China Railway Group Ltd., Class H	506,726	296,467
Larsen & Toubro Ltd., GDR (a)	15,876	293,706
		590,173
Construction Materials — 1.3%
Grupo Argos SA	56,534	282,263
Consumer Finance — 1.3%
Bajaj Finance Ltd.	5,122	290,895
Diversified Financial Services — 5.5%
FirstRand Ltd.	65,742	280,998
PSG Group Ltd.	18,803	299,336
Remgro Ltd.	24,647	323,344
RMB Holdings Ltd.	54,529	300,179
		1,203,857
Electronic Equipment, Instruments & Components — 2.5%
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	63,100	282,071
Leyard Optoelectronic Co. Ltd., Class A	306,487	273,053
		555,124
Food & Staples Retailing — 4.1%
BIM Birlesik Magazalar A/S	38,351	306,794
Clicks Group Ltd.	17,329	296,239
SPAR Group Ltd. (The)	21,334	299,860
		902,893
Investments	Shares	Value
Common Stocks (continued)
Food Products — 4.0%
Indofood CBP Sukses Makmur Tbk. PT	370,233	$297,263
Nestle Malaysia Bhd.	8,592	294,800
Ottogi Corp.	615	290,018
		882,081
Gas Utilities — 2.5%
China Gas Holdings Ltd.	69,106	256,890
China Resources Gas Group Ltd.	52,311	291,351
		548,241
Health Care Providers & Services — 4.0%
Bangkok Dusit Medical Services PCL, Class F	377,192	308,319
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	115,300	291,922
Sinopharm Group Co. Ltd., Class H	87,543	289,081
		889,322
Hotels, Restaurants & Leisure — 2.6%
China International Travel Service Corp. Ltd., Class A	24,800	295,772
Jollibee Foods Corp.	74,981	283,309
		579,081
Household Durables — 2.6%
Haier Electronics Group Co. Ltd.	109,377	303,895
Zhejiang Supor Co. Ltd., Class A	26,900	274,876
		578,771
Household Products — 2.7%
Hindustan Unilever Ltd.	10,423	295,716
Unilever Indonesia Tbk. PT	98,613	292,239
		587,955
Industrial Conglomerates — 4.0%
Alfa SAB de CV, Class A	369,030	289,606
Ayala Corp.	18,571	294,563
SK Holdings Co. Ltd.	1,313	286,244
		870,413
Insurance — 2.6%
Ping An Insurance Group Co. of China Ltd., Class H	25,739	291,644
Sanlam Ltd.	54,137	282,353
		573,997
Interactive Media & Services — 1.4%
Tencent Holdings Ltd.	7,336	310,938

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF EMDV :: 45

Investments	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail — 1.4%
Naspers Ltd., Class N	2,088	$298,564
IT Services — 2.6%
Infosys Ltd., ADR	30,608	300,877
Tata Consultancy Services Ltd.	9,817	280,979
		581,856
Media — 1.4%
China South Publishing & Media Group Co. Ltd., Class A	185,500	305,713
Oil, Gas & Consumable Fuels — 3.8%
LUKOIL PJSC, ADR	3,164	301,466
Reliance Industries Ltd.	14,743	318,782
Rosneft Oil Co. PJSC, GDR (a)	31,211	211,610
		831,858
Personal Products — 2.8%
Godrej Consumer Products Ltd.	30,142	304,624
Marico Ltd.	60,483	303,437
		608,061
Pharmaceuticals — 2.6%
China Medical System Holdings Ltd.	202,254	287,820
Yunnan Baiyao Group Co. Ltd., Class A	23,400	292,729
		580,549
Real Estate Management & Development — 10.7%
Aldar Properties PJSC	491,376	290,292
Ayala Land, Inc.	323,214	289,408
China Fortune Land Development Co. Ltd., Class A	75,932	301,826
China Overseas Land & Investment Ltd.	91,290	306,119
China Resources Land Ltd.	70,988	306,960
China Vanke Co. Ltd., Class H	83,941	314,181
Longfor Group Holdings Ltd. (a)	72,636	297,384
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	280,305	256,479
		2,362,649
Specialty Retail — 1.3%
Foschini Group Ltd. (The)	27,808	294,546
Textiles, Apparel & Luxury Goods — 1.3%
Page Industries Ltd.	914	280,925
Investments	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance — 2.9%
Housing Development Finance Corp. Ltd.	9,684	$310,111
LIC Housing Finance Ltd.	51,309	331,939
		642,050
Tobacco — 1.3%
ITC Ltd.	84,936	291,733
Transportation Infrastructure — 4.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	28,351	287,950
Grupo Aeroportuario del Sureste SAB de CV, Class B	17,702	301,782
International Container Terminal Services, Inc.	124,517	302,869
		892,601
Water Utilities — 1.3%
Guangdong Investment Ltd.	137,846	284,912
Wireless Telecommunication Services — 1.3%
America Movil SAB de CV, Series L	381,605	292,455
Total Common Stocks (Cost $20,838,215)		22,008,051
Total Investments — 99.9% (Cost $20,838,215)		22,008,051
Other assets less liabilities — 0.1%		15,210
Net Assets — 100.0%		$22,023,261

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Abbreviations

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

PJSC  Public Joint Stock Company

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,771,622
Aggregate gross unrealized depreciation	(911,875)
Net unrealized appreciation	$859,747
Federal income tax cost	$21,148,304

See accompanying notes to the financial statements.

46 :: EMDV MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2019:

China	29.1%
India	20.4%
South Africa	16.0%
Mexico	6.6%
Indonesia	5.5%
Philippines	5.3%
Malaysia	2.7%
South Korea	2.6%
Colombia	2.6%
Russia	2.3%
Thailand	1.4%
Turkey	1.4%
Taiwan	1.4%
United Arab Emirates	1.3%
Brazil	1.3%
Other[1]	0.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF EMDV :: 47

Investments	Shares	Value
Common Stocks — 99.6%
Aerospace & Defense — 5.3%
BAE Systems plc	19,824	$147,033
Meggitt plc	18,188	151,273
Safran SA	889	145,513
		443,819
Air Freight & Logistics — 1.7%
DSV PANALPINA A/S	1,331	145,034
Banks — 1.6%
Skandinaviska Enskilda Banken AB, Class A	15,255	130,873
Beverages — 1.8%
Diageo plc	3,628	148,528
Building Products — 1.8%
Kingspan Group plc	2,759	148,818
Capital Markets — 3.6%
Partners Group Holding AG	181	152,719
St James's Place plc	10,849	152,751
		305,470
Chemicals — 5.3%
Croda International plc	2,382	153,440
FUCHS PETROLUB SE (Preference)	3,260	140,903
Novozymes A/S, Class B	3,152	150,707
		445,050
Diversified Financial Services — 5.2%
Eurazeo SE	2,159	147,235
Groupe Bruxelles Lambert SA	1,442	146,434
L E Lundbergforetagen AB, Class B	3,695	146,532
		440,201
Diversified Telecommunication Services — 1.8%
Telenor ASA	8,092	147,789
Electric Utilities — 3.5%
Red Electrica Corp. SA	7,675	150,208
SSE plc	8,673	145,841
		296,049
Electronic Equipment, Instruments & Components — 3.8%
Halma plc	6,050	164,808
Hexagon AB, Class B	2,709	153,221
		318,029
Investments	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 1.7%
Koninklijke Ahold Delhaize NV	5,525	$142,458
Food Products — 7.1%
Associated British Foods plc	4,646	154,386
Chocoladefabriken Lindt & Spruengli AG, Class PC	20	152,599
Kerry Group plc, Class A	1,152	147,851
Nestle SA (Registered)	1,391	144,647
		599,483
Gas Utilities — 1.7%
Enagas SA	5,852	145,889
Health Care Equipment & Supplies — 1.8%
Coloplast A/S, Class B	1,248	147,556
Health Care Providers & Services — 3.6%
Fresenius Medical Care AG & Co. KGaA	2,022	148,393
Fresenius SE & Co. KGaA	2,775	151,884
		300,277
Hotels, Restaurants & Leisure — 5.3%
Carnival plc	3,535	148,744
Compass Group plc	5,579	136,715
Flutter Entertainment plc	1,387	159,048
		444,507
Household Durables — 1.8%
SEB SA	956	148,626
Insurance — 5.4%
Legal & General Group plc	41,720	151,587
Prudential plc	8,663	154,245
Sampo OYJ, Class A	3,584	145,028
		450,860
Life Sciences Tools & Services — 1.8%
Sartorius Stedim Biotech	976	155,071
Machinery — 1.9%
Spirax-Sarco Engineering plc	1,357	156,659
Personal Products — 1.7%
L'Oreal SA	505	144,048
See accompanying notes to the financial statements.

48 :: EUDV MSCI EUROPE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 8.9%
Novartis AG (Registered)	1,632	$150,340
Novo Nordisk A/S, Class B	2,544	143,110
Roche Holding AG	490	151,116
Sanofi	1,621	151,046
UCB SA	1,832	148,589
		744,201
Professional Services — 3.6%
Intertek Group plc	2,140	152,688
Wolters Kluwer NV	2,057	147,786
		300,474
Software — 3.7%
AVEVA Group plc	2,572	151,639
Micro Focus International plc	10,792	158,133
		309,772
Specialty Retail — 1.8%
JD Sports Fashion plc	15,173	149,277
Textiles, Apparel & Luxury Goods — 7.1%
Burberry Group plc	5,322	144,839
Cie Financiere Richemont SA (Registered)	1,988	151,505
EssilorLuxottica SA	955	148,471
LVMH Moet Hennessy Louis Vuitton SE	328	147,301
		592,116
Investments	Shares	Value
Common Stocks (continued)
Tobacco — 1.7%
Imperial Brands plc	6,445	$141,989
Trading Companies & Distributors — 3.6%
Ashtead Group plc	4,793	145,694
Bunzl plc	5,585	153,370
		299,064
Total Common Stocks (Cost $7,845,626)		8,341,987
Total Investments — 99.6% (Cost $7,845,626)		8,341,987
Other assets less liabilities — 0.4%		29,595
Net Assets — 100.0%		$8,371,582

Abbreviations

OYJ    Public Limited Company

Preference  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$613,850
Aggregate gross unrealized depreciation	(118,123)
Net unrealized appreciation	$495,727
Federal income tax cost	$7,846,260

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2019:

United Kingdom	37.8%
France	14.2%
Switzerland	10.8%
Denmark	7.0%
Ireland	5.4%
Germany	5.3%
Sweden	5.1%
Spain	3.5%
Belgium	3.5%
Netherlands	3.5%
Norway	1.8%
Finland	1.7%
Other[1]	0.4%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: MSCI EUROPE DIVIDEND GROWERS ETF EUDV :: 49

Investments	Shares	Value
Common Stocks — 99.9%
Internet & Direct Marketing Retail — 99.9%
1-800-Flowers.com, Inc., Class A*	33,055	$445,251
Alibaba Group Holding Ltd., ADR*	14,429	2,885,800
Amazon.com, Inc.*	2,974	5,355,579
Baozun, Inc., ADR*	5,370	203,899
Chewy, Inc., Class A*(a)	42,291	1,047,125
eBay, Inc.	27,592	980,068
Etsy, Inc.*	23,128	1,003,524
Farfetch Ltd., Class A*	26,000	258,960
Fiverr International Ltd.*	3,136	72,159
Groupon, Inc.*	338,763	982,413
GrubHub, Inc.*	23,182	999,608
JD.com, Inc., ADR*	15,785	515,380
Jumia Technologies AG, ADR*	7,932	49,654
MercadoLibre, Inc.*	881	511,491
Pinduoduo, Inc., ADR*	14,108	507,183
Quotient Technology, Inc.*	81,600	851,088
Qurate Retail, Inc., Series A*	103,797	981,920
Shutterstock, Inc.*	23,733	986,818
Stamps.com, Inc.*	11,251	981,650
Stitch Fix, Inc., Class A*(a)	43,366	1,022,570
Uxin Ltd., ADR*	28,322	70,522
Vipshop Holdings Ltd., ADR*	40,698	520,120
Wayfair, Inc., Class A*	11,606	985,581
Yunji, Inc., ADR*	12,229	48,305
Total Common Stocks (Cost $23,070,994)		22,266,668
Securities Lending Reinvestments (b) — 5.5%
Investment Companies — 5.5%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $1,227,812)	1,227,812	1,227,812
	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreements (c) — 0.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $15,223 (Cost $15,222)	$15,222	15,222
Total Investments — 105.5% (Cost $24,314,028)		23,509,702
Liabilities in excess of other assets — (5.5%)		(1,225,937)
Net Assets — 100.0%		$22,283,765

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $1,217,595, collateralized in the form of cash with a value of $1,227,812 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $28,928 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 19, 2019 - May 15, 2048; a total value of $1,256,740.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $1,227,812.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,903,762
Aggregate gross unrealized depreciation	(2,934,195)
Net unrealized depreciation	$(1,030,433)
Federal income tax cost	$24,540,135

See accompanying notes to the financial statements.

50 :: ONLN ONLINE RETAIL ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.9%
Biotechnology — 1.7%
Kindred Biosciences, Inc.*	108,662	$855,170
Distributors — 0.0% (a)
Arata Corp.	352	13,865
Food Products — 14.2%
Freshpet, Inc.*	86,701	4,659,312
JM Smucker Co. (The)	3,044	319,894
Nestle SA (Registered)	20,672	2,148,771
		7,127,977
Health Care Equipment & Supplies — 13.4%
Heska Corp.*	20,741	1,980,765
IDEXX Laboratories, Inc.*	18,836	4,738,761
		6,719,526
Health Care Providers & Services — 13.7%
Covetrus, Inc.*	211,779	3,030,558
CVS Group plc	169,180	2,371,797
Patterson Cos., Inc.	2,304	44,836
PetIQ, Inc.*	61,778	1,420,894
		6,868,085
Household Products — 8.4%
Central Garden & Pet Co., Class A*	104,271	2,607,818
Colgate-Palmolive Co.	23,470	1,591,735
		4,199,553
Insurance — 4.7%
Trupanion, Inc.*	68,587	2,337,445
Internet & Direct Marketing Retail — 10.9%
Chewy, Inc., Class A*	96,977	2,401,150
PetMed Express, Inc.	56,991	1,301,105
zooplus AG*	17,617	1,744,996
		5,447,251
Pharmaceuticals — 24.5%
Dechra Pharmaceuticals plc	143,028	5,242,280
Elanco Animal Health, Inc.*	10,233	283,556
Merck & Co., Inc.	25,829	2,251,772
RaQualia Pharma, Inc.*	52,836	672,160
Virbac SA*	9,092	2,218,891
Zoetis, Inc.	13,125	1,581,825
		12,250,484
Investments	Shares	Value
Common Stocks (continued)
Specialty Retail — 8.4%
Pets at Home Group plc	1,199,577	$3,909,560
Tractor Supply Co.	3,261	307,969
		4,217,529
Total Common Stocks (Cost $46,175,425)		50,036,885
	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreements (b) — 0.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $69,619 (Cost $69,611)	$69,611	69,611
Total Investments — 100.0% (Cost $46,245,036)		50,106,496
Other assets less liabilities — 0.0% (a)		7,162
Net Assets — 100.0%		$50,113,658

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,189,350
Aggregate gross unrealized depreciation	(2,402,736)
Net unrealized appreciation	$1,786,614
Federal income tax cost	$48,319,882

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: PET CARE ETF PAWZ :: 51

Pet Care ETF invested, as a percentage of net assets, in the following countries as of November 30, 2019:

United States	63.3%
United Kingdom	23.0%
France	4.4%
Switzerland	4.3%
Germany	3.5%
Japan	1.4%
Other[1]	0.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

52 :: PAWZ PET CARE ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 95.3%
AbbVie, Inc. (Biotechnology)	0.4%	237	$20,792
Alphabet, Inc., Class A* (Interactive Media & Services)	0.5%	21	27,386
Alphabet, Inc., Class C* (Interactive Media & Services)	0.5%	21	27,404
Altria Group, Inc. (Tobacco)	0.4%	470	23,359
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	0.5%	14	25,211
American International Group, Inc. (Insurance)	0.5%	571	30,069
Amgen, Inc. (Biotechnology)	0.4%	102	23,941
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3.3%	687	183,601
AT&T, Inc. (Diversified Telecommunication Services)	2.1%	3,118	116,551
Bank of America Corp. (Banks)	1.4%	2,337	77,869
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.3%	315	69,394
Capital One Financial Corp. (Consumer Finance)	0.4%	231	23,102
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.3%	633	74,143
Cisco Systems, Inc. (Communications Equipment)	0.6%	719	32,578
Citigroup, Inc. (Banks)	1.2%	859	64,528
Coca-Cola Co. (The) (Beverages)	0.6%	619	33,055
Comcast Corp., Class A (Media)	0.8%	1,044	46,093
Costco Wholesale Corp. (Food & Staples Retailing)	0.6%	108	32,379
CVS Health Corp. (Health Care Providers & Services)	0.7%	529	39,818
Duke Energy Corp. (Electric Utilities)	0.4%	236	20,808
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.8%	1,489	101,446
Facebook, Inc., Class A* (Interactive Media & Services)	0.5%	126	25,407
Ford Motor Co. (Automobiles)	0.7%	4,163	37,717
General Electric Co. (Industrial Conglomerates)	1.1%	5,286	59,573
General Motors Co. (Automobiles)	0.5%	818	29,448
Goldman Sachs Group, Inc. (The) (Capital Markets)	0.5%	114	25,234
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Home Depot, Inc. (The) (Specialty Retail)	0.6%	141	$31,092
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.9%	849	49,284
International Business Machines Corp. (IT Services)	0.7%	274	36,839
Johnson & Johnson (Pharmaceuticals)	1.0%	408	56,096
JPMorgan Chase & Co. (Banks)	2.0%	820	108,043
McKesson Corp. (Health Care Providers & Services)	0.4%	169	24,444
Medtronic plc (Health Care Equipment & Supplies)	0.4%	212	23,615
Merck & Co., Inc. (Pharmaceuticals)	0.6%	407	35,482
Microsoft Corp. (Software)	1.8%	658	99,608
PepsiCo, Inc. (Beverages)	0.6%	242	32,871
Pfizer, Inc. (Pharmaceuticals)	0.8%	1,135	43,720
Philip Morris International, Inc. (Tobacco)	0.5%	363	30,104
Phillips 66 (Oil, Gas & Consumable Fuels)	0.4%	191	21,912
Procter & Gamble Co. (The) (Household Products)	1.0%	470	57,368
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	382	31,916
Target Corp. (Multiline Retail)	0.5%	237	29,627
United Technologies Corp. (Aerospace & Defense)	0.5%	168	24,921
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.7%	134	37,503
US Bancorp (Banks)	0.4%	357	21,431
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	0.4%	230	21,963
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.4%	1,314	79,155
Walmart, Inc. (Food & Staples Retailing)	1.0%	481	57,282
Walt Disney Co. (The) (Entertainment)	0.7%	264	40,017
Wells Fargo & Co. (Banks)	1.5%	1,460	79,512
Other Common Stocks (b)	52.9%	64,212	2,934,095
Total Common Stocks (Cost $4,121,414)			5,278,806

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: RAFITM LONG/SHORT RALS :: 53

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $6,454)	0.1%	6,454	$6,454

	Principal Amount
Short-Term Investments — 8.9%
Repurchase Agreements (d) — 8.9%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $495,271 (Cost $495,204)	$495,204	495,204
Total Investments — 104.3% (Cost $4,623,072)		5,780,464
Liabilities in excess of other assets — (4.3)%		(236,709)
Net Assets — 100.0%		$5,543,755

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $129,757.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $11,642, collateralized in the form of cash with a value of $6,454 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $5,900 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 5, 2019 - May 15, 2049; a total value of $12,354.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $6,454.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,479,429
Aggregate gross unrealized depreciation	(518,589)
Net unrealized appreciation	$960,840
Federal income tax cost	$4,639,064

Swap Agreements1

RAFITM Long/Short had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(491,096)	12/7/2020	Goldman Sachs International	(1.79)%	Russell 1000 Total Return Index	(91,820)
201,336	12/7/2020	Goldman Sachs International	2.04%	FTSE RAFI US 1000 Total Return Index	32,088
(289,760)					(59,732)	—	—	(59,732)
(5,137,602)	1/6/2021	Societe Generale	(1.46)%	Russell 1000 Total Return Index	(122,068)
112,829	1/6/2021	Societe Generale	1.96%	FTSE RAFI US 1000 Total Return Index	1,240
(5,024,773)					(120,828)	117,630	3,198	—
(5,314,533)					(180,560)
				Total Unrealized Appreciation	33,328
				Total Unrealized Depreciation	(213,888)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

54 :: RALS RAFITM LONG/SHORT :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

RAFITM Long/Short invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Aerospace & Defense	2.0%
Air Freight & Logistics	0.6%
Airlines	0.2%
Auto Components	0.5%
Automobiles	1.3%
Banks	8.2%
Beverages	1.4%
Biotechnology	1.3%
Building Products	0.4%
Capital Markets	2.5%
Chemicals	2.1%
Commercial Services & Supplies	0.4%
Communications Equipment	0.7%
Construction & Engineering	0.3%
Construction Materials	0.1%
Consumer Finance	1.2%
Containers & Packaging	0.5%
Distributors	0.1%
Diversified Consumer Services	0.1%
Diversified Financial Services	1.4%
Diversified Telecommunication Services	3.8%
Electric Utilities	2.7%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	1.0%
Energy Equipment & Services	0.7%
Entertainment	1.1%
Equity Real Estate Investment Trusts (REITs)	3.0%
Food & Staples Retailing	2.6%
Food Products	1.6%
Gas Utilities	0.2%
Health Care Equipment & Supplies	1.6%
Health Care Providers & Services	3.8%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.6%
Household Durables	0.7%
Household Products	1.5%
Independent Power and Renewable Electricity Producers	0.2%
Industrial Conglomerates	1.7%
Insurance	4.4%
Interactive Media & Services	1.5%
Internet & Direct Marketing Retail	0.8%
IT Services	2.7%
Leisure Products	0.1%
Life Sciences Tools & Services	0.4%
Machinery	1.8%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: RAFITM LONG/SHORT RALS :: 55

Marine	0.0%*
Media	1.8%
Metals & Mining	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.3%
Multiline Retail	0.9%
Multi-Utilities	1.2%
Oil, Gas & Consumable Fuels	6.0%
Paper & Forest Products	0.0%*
Personal Products	0.1%
Pharmaceuticals	3.4%
Professional Services	0.3%
Real Estate Management & Development	0.1%
Road & Rail	0.9%
Semiconductors & Semiconductor Equipment	3.0%
Software	2.6%
Specialty Retail	2.3%
Technology Hardware, Storage & Peripherals	4.0%
Textiles, Apparel & Luxury Goods	0.5%
Thrifts & Mortgage Finance	0.1%
Tobacco	1.0%
Trading Companies & Distributors	0.4%
Transportation Infrastructure	0.0%*
Water Utilities	0.1%
Wireless Telecommunication Services	0.2%
Other[1]	4.7%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

56 :: RALS RAFITM LONG/SHORT :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.7%
Banks — 9.9%
BancFirst Corp.	222,793	$13,164,838
Community Bank System, Inc.	192,849	13,084,805
Southside Bancshares, Inc.	359,983	12,639,003
Tompkins Financial Corp.	151,334	13,128,225
UMB Financial Corp.	190,183	12,793,610
United Bankshares, Inc.	320,614	12,141,652
		76,952,133
Capital Markets — 1.7%
Westwood Holdings Group, Inc.	425,748	13,138,583
Chemicals — 7.8%
Balchem Corp.	121,985	12,153,366
HB Fuller Co.	272,727	13,603,623
Quaker Chemical Corp.	73,961	11,037,200
Sensient Technologies Corp.	178,932	11,324,606
Stepan Co.	122,908	11,909,785
		60,028,580
Commercial Services & Supplies — 10.4%
ABM Industries, Inc.	334,314	12,700,589
Brady Corp., Class A	231,419	13,190,883
Healthcare Services Group, Inc.	511,452	12,863,018
Matthews International Corp., Class A	386,982	14,840,760
McGrath RentCorp	183,123	13,430,241
MSA Safety, Inc.	110,333	13,673,568
		80,699,059
Electric Utilities — 2.9%
ALLETE, Inc.	138,856	11,123,754
Portland General Electric Co.	209,928	11,653,104
		22,776,858
Electronic Equipment, Instruments & Components — 1.8%
Badger Meter, Inc.	224,610	13,925,820
Equity Real Estate Investment Trusts (REITs) — 6.6%
National Health Investors, Inc.	141,152	11,431,901
Tanger Factory Outlet Centers, Inc. (a)	780,869	11,884,826
Universal Health Realty Income Trust	122,486	14,600,331
Urstadt Biddle Properties, Inc., Class A	527,195	12,847,742
		50,764,800
Food & Staples Retailing — 1.6%
Andersons, Inc. (The)	536,294	12,388,391
Investments	Shares	Value
Common Stocks (continued)
Food Products — 5.9%
Calavo Growers, Inc.	119,937	$10,697,181
J&J Snack Foods Corp.	61,105	11,304,425
Lancaster Colony Corp.	80,091	12,656,781
Tootsie Roll Industries, Inc. (a)	313,376	10,764,481
		45,422,868
Gas Utilities — 8.5%
Chesapeake Utilities Corp.	125,414	11,430,232
New Jersey Resources Corp.	261,209	11,111,831
Northwest Natural Holding Co.	167,470	11,516,912
South Jersey Industries, Inc.	360,200	11,252,648
Southwest Gas Holdings, Inc.	131,165	9,937,060
Spire, Inc.	138,554	10,726,851
		65,975,534
Health Care Equipment & Supplies — 3.1%
Atrion Corp.	15,407	10,857,313
Utah Medical Products, Inc.	121,948	13,026,485
		23,883,798
Health Care Providers & Services — 3.3%
Ensign Group, Inc. (The)	239,007	10,380,074
National HealthCare Corp.	148,241	12,600,485
Pennant Group, Inc. (The)*	119,506	2,798,831
		25,779,390
Insurance — 3.6%
American Equity Investment Life Holding Co.*	538,012	15,989,717
RLI Corp.	128,663	11,755,938
		27,745,655
IT Services — 1.7%
Cass Information Systems, Inc.	227,457	12,844,497
Machinery — 7.0%
Franklin Electric Co., Inc.	254,449	14,114,286
Gorman-Rupp Co. (The)	395,524	14,638,343
Hillenbrand, Inc.	422,540	13,360,715
Lindsay Corp.	132,297	11,935,835
		54,049,179
Media — 1.6%
Meredith Corp. (a)	343,449	12,034,453

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: RUSSELL 2000 DIVIDEND GROWERS ETF SMDV :: 57

Investments	Shares	Value
Common Stocks (continued)
Multi-Utilities — 4.5%
Avista Corp.	250,357	$11,836,879
Black Hills Corp.	154,932	11,863,143
NorthWestern Corp.	160,434	11,482,262
		35,182,284
Personal Products — 1.7%
Inter Parfums, Inc.	182,346	12,853,570
Specialty Retail — 3.5%
Aaron's, Inc.	192,054	11,215,953
Group 1 Automotive, Inc.	153,186	15,791,945
		27,007,898
Thrifts & Mortgage Finance — 1.6%
Northwest Bancshares, Inc.	747,756	12,442,660
Tobacco — 3.3%
Universal Corp.	228,088	11,910,755
Vector Group Ltd.	984,545	13,232,285
		25,143,040
Trading Companies & Distributors — 1.6%
GATX Corp.	156,505	12,650,299
Water Utilities — 6.1%
American States Water Co.	128,787	10,984,243
California Water Service Group	216,017	11,103,274
Middlesex Water Co.	195,939	12,306,929
SJW Group	175,353	12,418,499
		46,812,945
Total Common Stocks (Cost $723,838,271)		770,502,294
Securities Lending Reinvestments (b) — 2.6%
Investment Companies — 2.6%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $20,483,188)	20,483,188	20,483,188
Investments	Principal Amount	Value
Short-Term Investments — 0.2%
Repurchase Agreements (c) — 0.2%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $1,461,106 (Cost $1,460,912)	$1,460,912	$1,460,912
Total Investments — 102.5% (Cost $745,782,371)		792,446,394
Liabilities in excess of other assets — (2.5%)		(19,077,801)
Net Assets — 100.0%		$773,368,593

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $19,799,592, collateralized in the form of cash with a value of $20,483,188 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $30,800 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 19, 2019 - May 15, 2048; a total value of $20,513,988.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $20,483,188.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$76,850,899
Aggregate gross unrealized depreciation	(31,366,847)
Net unrealized appreciation	$45,484,052
Federal income tax cost	$746,962,342

See accompanying notes to the financial statements.

58 :: SMDV RUSSELL 2000 DIVIDEND GROWERS ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.5%
Banks — 3.1%
Commerce Bancshares, Inc.	992	$66,494
United Bankshares, Inc.	1,553	58,812
		125,306
Beverages — 2.8%
Coca-Cola Co. (The)	1,036	55,322
PepsiCo, Inc.	417	56,641
		111,963
Capital Markets — 4.4%
Eaton Vance Corp.	1,318	62,170
Franklin Resources, Inc.	2,127	58,471
S&P Global, Inc.	213	56,371
		177,012
Chemicals — 9.2%
Air Products & Chemicals, Inc.	253	59,791
HB Fuller Co.	1,322	65,941
PPG Industries, Inc.	494	63,647
RPM International, Inc.	840	61,933
Sherwin-Williams Co. (The)	107	62,395
Stepan Co.	595	57,656
		371,363
Commercial Services & Supplies — 4.5%
ABM Industries, Inc.	1,619	61,506
Cintas Corp.	215	55,268
MSA Safety, Inc.	534	66,178
		182,952
Containers & Packaging — 1.5%
Sonoco Products Co.	996	60,288
Distributors — 1.6%
Genuine Parts Co.	607	63,352
Electric Utilities — 1.5%
MGE Energy, Inc.	769	59,613
Electrical Equipment — 1.7%
Emerson Electric Co.	920	67,951
Energy Equipment & Services — 1.5%
Helmerich & Payne, Inc.	1,489	58,860
Equity Real Estate Investment Trusts (REITs) — 1.4%
Federal Realty Investment Trust	427	56,394
Investments	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 4.6%
Sysco Corp.	756	$60,896
Walgreens Boots Alliance, Inc.	1,089	64,904
Walmart, Inc.	499	59,426
		185,226
Food Products — 5.9%
Archer-Daniels-Midland Co.	1,479	63,494
Hormel Foods Corp.	1,344	59,848
Lancaster Colony Corp.	388	61,316
Tootsie Roll Industries, Inc.	1,518	52,143
		236,801
Gas Utilities — 2.7%
National Fuel Gas Co.	1,217	54,789
Northwest Natural Holding Co.	811	55,773
		110,562
Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	665	56,824
Becton Dickinson and Co.	218	56,353
Medtronic plc	527	58,703
		171,880
Hotels, Restaurants & Leisure — 1.3%
McDonald's Corp.	260	50,565
Household Durables — 1.9%
Leggett & Platt, Inc.	1,468	76,806
Household Products — 5.4%
Clorox Co. (The)	354	52,474
Colgate-Palmolive Co.	766	51,950
Kimberly-Clark Corp.	415	56,581
Procter & Gamble Co. (The)	466	56,880
		217,885
Industrial Conglomerates — 1.5%
3M Co.	349	59,250
Insurance — 5.7%
Aflac, Inc.	1,110	60,872
Cincinnati Financial Corp.	498	53,311
Old Republic International Corp.	2,543	57,370
RLI Corp.	623	56,924
		228,477
IT Services — 1.4%
Automatic Data Processing, Inc.	331	56,528

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: RUSSELL U.S. DIVIDEND GROWERS ETF TMDV :: 59

Investments	Shares	Value
Common Stocks (continued)
Machinery — 10.0%
Dover Corp.	601	$66,999
Gorman-Rupp Co. (The)	1,916	70,911
Illinois Tool Works, Inc.	376	65,548
Nordson Corp.	414	68,654
Stanley Black & Decker, Inc.	415	65,462
Tennant Co.	850	63,291
		400,865
Metals & Mining — 1.6%
Nucor Corp.	1,141	64,307
Multiline Retail — 1.6%
Target Corp.	521	65,130
Multi-Utilities — 2.8%
Black Hills Corp.	750	57,427
Consolidated Edison, Inc.	628	54,567
		111,994
Oil, Gas & Consumable Fuels — 1.4%
Exxon Mobil Corp.	806	54,913
Pharmaceuticals — 1.5%
Johnson & Johnson	447	61,458
Specialty Retail — 1.4%
Lowe's Cos., Inc.	499	58,538
Textiles, Apparel & Luxury Goods — 1.4%
VF Corp.	653	57,817
Tobacco — 1.4%
Universal Corp.	1,105	57,703
Trading Companies & Distributors — 1.6%
WW Grainger, Inc.	205	64,975
Investments	Shares	Value
Common Stocks (continued)
Water Utilities — 5.6%
American States Water Co.	624	$53,221
California Water Service Group	1,047	53,816
Middlesex Water Co.	949	59,606
SJW Group	850	60,197
		226,840
Wireless Telecommunication Services — 1.3%
Telephone & Data Systems, Inc.	2,220	52,636
Total Common Stocks (Cost $3,994,136)		4,006,210
	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (a) — 0.2%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $6,281 (Cost $6,281)	$6,281	6,281
Total Investments — 99.7% (Cost $4,000,417)		4,012,491
Other assets less liabilities — 0.3%		10,358
Net Assets — 100.0%		$4,022,849

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,109
Aggregate gross unrealized depreciation	(55,035)
Net unrealized appreciation	$12,074
Federal income tax cost	$4,000,417

See accompanying notes to the financial statements.

60 :: TMDV RUSSELL U.S. DIVIDEND GROWERS ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds — 98.6%
Aerospace & Defense — 2.8%
Lockheed Martin Corp. 4.70%, 5/15/2046	$100,000	$126,380
Northrop Grumman Corp. 3.25%, 1/15/2028	200,000	208,574
United Technologies Corp. 4.50%, 6/1/2042	240,000	289,511
4.63%, 11/16/2048	150,000	187,889
		812,354
Air Freight & Logistics — 0.7%
FedEx Corp. 4.05%, 2/15/2048	100,000	97,939
United Parcel Service, Inc. 3.75%, 11/15/2047	100,000	108,453
		206,392
Automobiles — 0.8%
General Motors Co. 4.88%, 10/2/2023	200,000	215,646
Banks — 15.4%
Bank of America Corp. 2.63%, 4/19/2021	200,000	201,814
2.50%, 10/21/2022	200,000	201,716
3.30%, 1/11/2023	115,000	118,928
4.00%, 4/1/2024	100,000	107,027
Citigroup, Inc. 2.35%, 8/2/2021	640,000	642,850
4.40%, 6/10/2025	100,000	108,023
3.20%, 10/21/2026	100,000	103,765
JPMorgan Chase & Co. 2.40%, 6/7/2021	200,000	201,121
2.30%, 8/15/2021	150,000	150,376
3.88%, 9/10/2024	150,000	159,420
3.90%, 7/15/2025	400,000	429,568
2.95%, 10/1/2026	202,000	208,398
PNC Financial Services Group, Inc. (The) 3.50%, 1/23/2024	282,000	296,925
US Bancorp Series X, 3.15%, 4/27/2027	200,000	210,763
Wells Fargo & Co. 2.50%, 3/4/2021	150,000	150,922
2.63%, 7/22/2022	100,000	101,206
3.30%, 9/9/2024	168,000	175,252
3.55%, 9/29/2025	168,000	177,389
3.00%, 4/22/2026	200,000	205,899
3.00%, 10/23/2026	250,000	257,019
4.75%, 12/7/2046	150,000	183,270
		4,391,651
Investments	Principal Amount	Value
Corporate Bonds (continued)
Biotechnology — 3.9%
AbbVie, Inc. 2.30%, 5/14/2021	$100,000	$100,527
3.20%, 5/14/2026	200,000	205,841
4.45%, 5/14/2046	140,000	150,534
4.88%, 11/14/2048	115,000	131,462
Amgen, Inc. 2.65%, 5/11/2022	200,000	202,628
Gilead Sciences, Inc. 2.95%, 3/1/2027	150,000	155,339
4.75%, 3/1/2046	150,000	181,057
		1,127,388
Capital Markets — 6.9%
Goldman Sachs Group, Inc. (The) 3.20%, 2/23/2023	190,000	195,422
4.00%, 3/3/2024	105,000	111,654
3.85%, 1/26/2027	250,000	266,212
6.75%, 10/1/2037	200,000	275,135
5.15%, 5/22/2045	100,000	123,000
Morgan Stanley 3.13%, 1/23/2023	200,000	205,377
4.10%, 5/22/2023	120,000	126,803
Series F, 3.88%, 4/29/2024	100,000	106,252
3.13%, 7/27/2026	100,000	103,641
3.63%, 1/20/2027	200,000	213,188
4.30%, 1/27/2045	100,000	118,038
4.38%, 1/22/2047	115,000	140,027
		1,984,749
Chemicals — 1.0%
DuPont de Nemours, Inc. 4.73%, 11/15/2028	150,000	169,927
Sherwin-Williams Co. (The) 2.75%, 6/1/2022	100,000	101,584
		271,511
Communications Equipment — 0.5%
Cisco Systems, Inc. 2.20%, 2/28/2021	150,000	150,754
Consumer Finance — 2.2%
American Express Co. 3.40%, 2/27/2023	100,000	103,866
American Express Credit Corp. 3.30%, 5/3/2027	100,000	107,096
Capital One Financial Corp. 3.30%, 10/30/2024	100,000	103,591
3.80%, 1/31/2028	100,000	106,083
General Motors Financial Co., Inc. 3.20%, 7/6/2021	100,000	101,245
3.45%, 1/14/2022	100,000	101,947
		623,828

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: S&P 500® BOND ETF SPXB :: 61

Investments	Principal Amount	Value
Corporate Bonds (continued)
Containers & Packaging — 0.4%
International Paper Co. 4.40%, 8/15/2047	$100,000	$106,222
Diversified Financial Services — 1.8%
Berkshire Hathaway, Inc. 2.75%, 3/15/2023	100,000	102,694
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	200,000	199,791
4.42%, 11/15/2035	200,000	215,278
		517,763
Diversified Telecommunication Services — 8.1%
AT&T, Inc. 2.80%, 2/17/2021	100,000	100,879
3.60%, 2/17/2023	100,000	104,480
3.40%, 5/15/2025	450,000	469,840
5.25%, 3/1/2037	400,000	475,839
4.35%, 6/15/2045	150,000	160,102
Verizon Communications, Inc. 3.50%, 11/1/2024	202,000	214,018
5.25%, 3/16/2037	300,000	379,095
4.13%, 8/15/2046	50,000	56,679
4.86%, 8/21/2046	150,000	187,604
4.52%, 9/15/2048	150,000	180,972
		2,329,508
Electric Utilities — 1.3%
Duke Energy Corp. 3.75%, 4/15/2024	100,000	105,955
Southern California Edison Co. 4.00%, 4/1/2047	150,000	157,784
Southern Co. (The) 3.25%, 7/1/2026	110,000	114,067
		377,806
Energy Equipment & Services — 0.8%
Baker Hughes a GE Co. LLC 3.34%, 12/15/2027	100,000	103,532
Halliburton Co. 5.00%, 11/15/2045	100,000	111,644
		215,176
Entertainment — 1.2%
NBCUniversal Media LLC 4.38%, 4/1/2021	100,000	103,123
Viacom, Inc. 4.38%, 3/15/2043	100,000	103,295
Walt Disney Co. (The) 2.75%, 9/1/2049	150,000	144,381
		350,799
Investments	Principal Amount	Value
Corporate Bonds (continued)
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp. 3.80%, 8/15/2029	$100,000	$106,639
Food & Staples Retailing — 1.9%
Kroger Co. (The) 4.45%, 2/1/2047	100,000	106,901
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	130,000	132,182
Walmart, Inc. 1.90%, 12/15/2020	100,000	100,129
3.55%, 6/26/2025	200,000	215,419
		554,631
Food Products — 2.8%
Campbell Soup Co. 4.15%, 3/15/2028	100,000	108,344
Conagra Brands, Inc. 5.40%, 11/1/2048	150,000	178,555
General Mills, Inc. 4.20%, 4/17/2028	100,000	111,510
Kraft Heinz Foods Co. 3.50%, 6/6/2022	100,000	103,373
3.00%, 6/1/2026	120,000	119,562
Tyson Foods, Inc. 5.10%, 9/28/2048	150,000	186,658
		808,002
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories 2.90%, 11/30/2021	100,000	101,806
4.90%, 11/30/2046	110,000	146,092
Medtronic, Inc. 4.63%, 3/15/2045	150,000	192,163
		440,061
Health Care Providers & Services — 5.0%
Anthem, Inc. 3.65%, 12/1/2027	120,000	126,728
Cigna Corp. 4.38%, 10/15/2028	100,000	110,930
CVS Health Corp. 3.35%, 3/9/2021	220,000	223,527
3.50%, 7/20/2022	120,000	123,896
3.70%, 3/9/2023	170,000	177,025
4.10%, 3/25/2025	160,000	171,814
5.05%, 3/25/2048	150,000	177,470
UnitedHealth Group, Inc. 4.75%, 7/15/2045	150,000	185,991
3.88%, 8/15/2059	115,000	123,740
		1,421,121

See accompanying notes to the financial statements.

62 :: SPXB S&P 500® BOND ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Hotels, Restaurants & Leisure — 0.8%
McDonald's Corp. 4.88%, 12/9/2045	$100,000	$122,727
4.45%, 3/1/2047	100,000	115,921
		238,648
Industrial Conglomerates — 1.1%
General Electric Co. 2.70%, 10/9/2022	100,000	100,834
6.88%, 1/10/2039	150,000	201,796
		302,630
Insurance — 0.6%
American International Group, Inc. 4.75%, 4/1/2048	150,000	179,326
Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc. 3.88%, 8/22/2037	150,000	170,871
4.25%, 8/22/2057	200,000	245,429
		416,300
IT Services — 3.8%
Fiserv, Inc. 4.40%, 7/1/2049	150,000	167,119
IBM Credit LLC 2.65%, 2/5/2021	150,000	151,251
International Business Machines Corp. 4.25%, 5/15/2049	135,000	154,874
Mastercard, Inc. 2.95%, 6/1/2029	300,000	315,068
Visa, Inc. 2.20%, 12/14/2020	150,000	150,570
3.15%, 12/14/2025	150,000	158,993
		1,097,875
Media — 2.6%
Comcast Corp. 3.00%, 2/1/2024	150,000	155,155
3.15%, 2/15/2028	100,000	105,003
4.00%, 3/1/2048	100,000	111,858
4.70%, 10/15/2048	220,000	273,169
Discovery Communications LLC 2.95%, 3/20/2023	100,000	101,809
		746,994
Multiline Retail — 0.4%
Dollar Tree, Inc. 3.70%, 5/15/2023	100,000	103,902
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co. 6.13%, 4/1/2036	150,000	207,505
Investments	Principal Amount	Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp. 2.36%, 12/5/2022	$150,000	$152,019
3.19%, 6/24/2023	100,000	104,122
ConocoPhillips Co. 4.95%, 3/15/2026	150,000	172,959
Exxon Mobil Corp. 3.04%, 3/1/2026	248,000	261,161
Kinder Morgan, Inc. 4.30%, 3/1/2028	100,000	108,376
5.20%, 3/1/2048	100,000	115,310
MPLX LP 4.00%, 3/15/2028	150,000	153,712
4.50%, 4/15/2038	100,000	99,797
Phillips 66 4.88%, 11/15/2044	100,000	121,301
Valero Energy Corp. 6.63%, 6/15/2037	100,000	131,840
Williams Cos., Inc. (The) 3.60%, 3/15/2022	100,000	102,641
		1,523,238
Pharmaceuticals — 4.3%
Allergan Funding SCS 3.80%, 3/15/2025	100,000	104,952
4.55%, 3/15/2035	80,000	87,137
Bristol-Myers Squibb Co. 4.35%, 11/15/2047 (a)	100,000	118,171
4.55%, 2/20/2048 (a)	100,000	122,617
Eli Lilly & Co. 3.38%, 3/15/2029	100,000	107,851
Johnson & Johnson 3.70%, 3/1/2046	100,000	113,860
Merck & Co., Inc. 2.75%, 2/10/2025	120,000	123,786
Mylan NV 3.95%, 6/15/2026	120,000	124,805
Pfizer, Inc. 7.20%, 3/15/2039	100,000	158,907
4.13%, 12/15/2046	130,000	153,676
		1,215,762
Road & Rail — 0.4%
CSX Corp. 4.30%, 3/1/2048	100,000	115,612
Semiconductors & Semiconductor Equipment — 3.0%
Applied Materials, Inc. 3.30%, 4/1/2027	100,000	106,401
Broadcom Corp. 3.00%, 1/15/2022	100,000	101,138
3.63%, 1/15/2024	100,000	102,906
3.88%, 1/15/2027	100,000	102,080
3.50%, 1/15/2028	160,000	158,507

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: S&P 500® BOND ETF SPXB :: 63

Investments	Principal Amount	Value
Corporate Bonds (continued)
QUALCOMM, Inc. 3.25%, 5/20/2027	$150,000	$157,203
4.80%, 5/20/2045	100,000	120,667
		848,902
Software — 6.9%
Microsoft Corp. 1.55%, 8/8/2021	115,000	114,562
2.38%, 2/12/2022	392,000	397,552
2.40%, 8/8/2026	100,000	101,769
3.30%, 2/6/2027	100,000	107,684
4.45%, 11/3/2045	150,000	189,082
4.25%, 2/6/2047	150,000	185,978
3.95%, 8/8/2056	150,000	176,245
Oracle Corp. 2.40%, 9/15/2023	248,000	251,189
2.65%, 7/15/2026	148,000	150,829
3.80%, 11/15/2037	268,000	294,800
		1,969,690
Specialty Retail — 0.9%
Home Depot, Inc. (The) 2.63%, 6/1/2022	160,000	163,035
Lowe's Cos., Inc. 4.05%, 5/3/2047	100,000	107,463
		270,498
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc. 2.25%, 2/23/2021	200,000	201,016
2.85%, 5/6/2021	200,000	203,071
2.40%, 5/3/2023	150,000	152,288
3.35%, 2/9/2027	100,000	106,920
2.90%, 9/12/2027	100,000	104,327
3.45%, 2/9/2045	100,000	105,795
4.65%, 2/23/2046	100,000	125,923
3.75%, 11/13/2047	100,000	111,748
Hewlett Packard Enterprise Co. 4.90%, 10/15/2025 (b)	120,000	133,061
6.35%, 10/15/2045 (b)	100,000	119,212
		1,363,361
Tobacco — 2.1%
Altria Group, Inc. 4.00%, 1/31/2024	300,000	317,328
4.40%, 2/14/2026	150,000	162,218
Philip Morris International, Inc. 4.25%, 11/10/2044	100,000	111,611
		591,157
Total Corporate Bonds (Cost $26,606,936)		28,203,401
Investments	Principal Amount	Value
Short-Term Investments — 0.6%
Repurchase Agreements (c) — 0.6%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $166,506 (Cost $166,482)	$166,482	$166,482
Total Investments — 99.2% (Cost $26,773,418)		28,369,883
Other assets less liabilities — 0.8%		233,998
Net Assets — 100.0%		$28,603,881

(a)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)  Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2019.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,627,110
Aggregate gross unrealized depreciation	(30,645)
Net unrealized appreciation	$1,596,465
Federal income tax cost	$26,773,418

See accompanying notes to the financial statements.

64 :: SPXB S&P 500® BOND ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.8%
Aerospace & Defense — 3.5%
General Dynamics Corp.	603,327	$109,648,649
United Technologies Corp.	734,686	108,983,321
		218,631,970
Banks — 1.7%
People's United Financial, Inc.	6,269,081	103,439,837
Beverages — 5.1%
Brown-Forman Corp., Class B	1,611,608	109,299,255
Coca-Cola Co. (The)	1,929,741	103,048,169
PepsiCo, Inc.	764,260	103,809,436
		316,156,860
Biotechnology — 1.9%
AbbVie, Inc.	1,372,176	120,381,000
Building Products — 1.6%
AO Smith Corp.	2,069,584	100,167,866
Capital Markets — 5.3%
Franklin Resources, Inc.	3,744,961	102,948,978
S&P Global, Inc.	424,253	112,278,556
T. Rowe Price Group, Inc.	929,716	114,875,709
		330,103,243
Chemicals — 8.8%
Air Products & Chemicals, Inc.	498,336	117,771,747
Ecolab, Inc.	552,231	103,084,961
Linde plc	546,059	112,602,826
PPG Industries, Inc.	852,756	109,869,083
Sherwin-Williams Co. (The)	183,576	107,048,673
		550,377,290
Commercial Services & Supplies — 1.6%
Cintas Corp.	386,952	99,469,881
Distributors — 1.7%
Genuine Parts Co.	1,012,815	105,707,502
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	2,862,123	106,986,158
Electrical Equipment — 1.8%
Emerson Electric Co.	1,508,059	111,385,238
Equity Real Estate Investment Trusts (REITs) — 1.6%
Federal Realty Investment Trust	755,323	99,755,509
Investments	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 5.3%
Sysco Corp.	1,334,809	$107,518,865
Walgreens Boots Alliance, Inc.	1,935,419	115,350,972
Walmart, Inc.	884,830	105,374,405
		328,244,242
Food Products — 5.4%
Archer-Daniels-Midland Co.	2,599,487	111,595,977
Hormel Foods Corp.	2,578,498	114,820,516
McCormick & Co., Inc. (Non-Voting)	658,642	111,475,158
		337,891,651
Health Care Equipment & Supplies — 5.3%
Abbott Laboratories	1,295,267	110,680,565
Becton Dickinson and Co.	428,559	110,782,501
Medtronic plc	1,000,889	111,489,026
		332,952,092
Health Care Providers & Services — 1.9%
Cardinal Health, Inc.	2,120,816	116,708,504
Hotels, Restaurants & Leisure — 1.7%
McDonald's Corp.	537,619	104,556,143
Household Durables — 2.0%
Leggett & Platt, Inc.	2,381,005	124,574,182
Household Products — 6.7%
Clorox Co. (The)	699,019	103,615,586
Colgate-Palmolive Co.	1,542,038	104,581,017
Kimberly-Clark Corp.	779,522	106,280,030
Procter & Gamble Co. (The)	844,487	103,078,083
		417,554,716
Industrial Conglomerates — 3.6%
3M Co.	650,960	110,513,479
Roper Technologies, Inc.	317,100	114,273,327
		224,786,806
Insurance — 5.0%
Aflac, Inc.	2,005,005	109,954,474
Chubb Ltd.	697,354	105,635,184
Cincinnati Financial Corp.	914,233	97,868,643
		313,458,301
IT Services — 1.8%
Automatic Data Processing, Inc.	648,351	110,725,384

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: S&P 500® DIVIDEND ARISTOCRATS ETF NOBL :: 65

Investments	Shares	Value
Common Stocks (continued)
Machinery — 9.1%
Caterpillar, Inc.	787,329	$113,950,126
Dover Corp.	1,022,042	113,937,242
Illinois Tool Works, Inc.	658,111	114,728,491
Pentair plc	2,533,247	112,349,505
Stanley Black & Decker, Inc.	719,684	113,522,954
		568,488,318
Metals & Mining — 1.8%
Nucor Corp.	1,999,304	112,680,773
Multiline Retail — 1.9%
Target Corp.	955,861	119,492,184
Multi-Utilities — 1.6%
Consolidated Edison, Inc.	1,117,653	97,112,869
Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	896,270	104,980,105
Exxon Mobil Corp.	1,525,299	103,918,621
		208,898,726
Pharmaceuticals — 1.8%
Johnson & Johnson	826,535	113,640,297
Specialty Retail — 1.8%
Lowe's Cos., Inc.	950,506	111,503,859
Textiles, Apparel & Luxury Goods — 1.7%
VF Corp.	1,160,348	102,737,212
Trading Companies & Distributors — 1.7%
WW Grainger, Inc.	334,331	105,966,210
Total Common Stocks (Cost $5,256,896,945)		6,214,534,823
Investments	Principal Amount	Value
Short-Term Investments — 0.0% (a)
Repurchase Agreements (b) — 0.0% (a)
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $1,447,672 (Cost $1,447,480)	$1,447,480	$1,447,480
Total Investments — 99.8% (Cost $5,258,344,425)		6,215,982,303
Other assets less liabilities — 0.2%		11,986,825
Net Assets — 100.0%		$6,227,969,128

(a)  Represents less than 0.05% of net assets.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,035,108,968
Aggregate gross unrealized depreciation	(82,205,703)
Net unrealized appreciation	$952,903,265
Federal income tax cost	$5,263,079,038

See accompanying notes to the financial statements.

66 :: NOBL S&P 500® DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.7%
Abbott Laboratories (Health Care Equipment & Supplies)	0.6%	638	$54,517
AbbVie, Inc. (Biotechnology)	0.5%	534	46,848
Accenture plc, Class A (IT Services)	0.5%	230	46,267
Adobe, Inc.* (Software)	0.6%	175	54,168
Alphabet, Inc., Class A* (Interactive Media & Services)	1.6%	108	140,842
Alphabet, Inc., Class C* (Interactive Media & Services)	1.6%	109	142,241
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3.0%	150	270,120
Amgen, Inc. (Biotechnology)	0.6%	216	50,700
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.5%	1,533	409,694
AT&T, Inc. (Diversified Telecommunication Services)	1.1%	2,638	98,609
Bank of America Corp. (Banks)	1.1%	3,024	100,760
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.7%	708	155,972
Boeing Co. (The) (Aerospace & Defense)	0.8%	192	70,306
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.5%	845	48,114
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	144	45,534
Cisco Systems, Inc. (Communications Equipment)	0.8%	1,532	69,415
Citigroup, Inc. (Banks)	0.7%	815	61,223
Coca-Cola Co. (The) (Beverages)	0.8%	1,388	74,119
Comcast Corp., Class A (Media)	0.8%	1,637	72,273
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	159	47,670
Facebook, Inc., Class A* (Interactive Media & Services)	1.9%	868	175,023
Home Depot, Inc. (The) (Specialty Retail)	1.0%	395	87,101
Honeywell International, Inc. (Industrial Conglomerates)	0.5%	259	46,244
Intel Corp. (Semiconductors & Semiconductor Equipment)	1.0%	1,599	92,822
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
International Business Machines Corp. (IT Services)	0.5%	320	$43,024
Johnson & Johnson (Pharmaceuticals)	1.4%	953	131,028
JPMorgan Chase & Co. (Banks)	1.7%	1,155	152,183
Mastercard, Inc., Class A (IT Services)	1.0%	322	94,098
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.6%	274	53,288
Medtronic plc (Health Care Equipment & Supplies)	0.6%	485	54,024
Merck & Co., Inc. (Pharmaceuticals)	0.9%	924	80,554
Microsoft Corp. (Software)	4.6%	2,756	417,203
Netflix, Inc.* (Entertainment)	0.5%	159	50,031
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.5%	219	47,466
Oracle Corp. (Software)	0.5%	794	44,575
PayPal Holdings, Inc.* (IT Services)	0.5%	425	45,904
PepsiCo, Inc. (Beverages)	0.8%	505	68,594
Pfizer, Inc. (Pharmaceuticals)	0.8%	1,995	76,847
Philip Morris International, Inc. (Tobacco)	0.5%	562	46,606
Procter & Gamble Co. (The) (Household Products)	1.2%	903	110,220
salesforce.com, Inc.* (Software)	0.6%	317	51,636
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.5%	145	45,523
Union Pacific Corp. (Road & Rail)	0.5%	254	44,701
United Technologies Corp. (Aerospace & Defense)	0.5%	293	43,464
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.1%	342	95,716
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.0%	1,493	89,938
Visa, Inc., Class A (IT Services)	1.3%	623	114,950
Walmart, Inc. (Food & Staples Retailing)	0.7%	513	61,093
Walt Disney Co. (The) (Entertainment)	1.1%	650	98,527
Wells Fargo & Co. (Banks)	0.9%	1,446	78,749
Other Common Stocks (a)	47.7%	56,048	4,318,980
Total Common Stocks (Cost $8,486,979)			9,019,504
See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: S&P 500® EX-ENERGY ETF SPXE :: 67

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $1,584)	0.0%	1,584	$1,584
		Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (d) — 0.2%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $20,300 (Cost $20,298)		$20,298	20,298
Total Investments — 99.9% (Cost $8,508,861)			9,041,386
Other assets less liabilities — 0.1%			11,026
Net Assets — 100.0%			$9,052,412

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $1,517, collateralized in the form of cash with a value of $1,584 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $1,584.

(c)  Represents less than 0.05% of net assets.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$888,192
Aggregate gross unrealized depreciation	(361,978)
Net unrealized appreciation	$526,214
Federal income tax cost	$8,515,172

S&P 500® Ex-Energy ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Aerospace & Defense	2.7%
Air Freight & Logistics	0.6%
Airlines	0.4%
Auto Components	0.1%
Automobiles	0.3%
Banks	5.9%
Beverages	1.9%
Biotechnology	2.2%
Building Products	0.3%
Capital Markets	2.9%
Chemicals	2.0%
Commercial Services & Supplies	0.4%
Communications Equipment	1.0%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.7%
Containers & Packaging	0.4%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	1.7%
Diversified Telecommunication Services	2.1%
Electric Utilities	2.1%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	0.5%
Entertainment	2.0%
Equity Real Estate Investment Trusts (REITs)	3.0%

See accompanying notes to the financial statements.

68 :: SPXE S&P 500® EX-ENERGY ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Food & Staples Retailing	1.6%
Food Products	1.2%
Gas Utilities	0.1%
Health Care Equipment & Supplies	3.7%
Health Care Providers & Services	3.0%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.9%
Household Durables	0.4%
Household Products	1.8%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.4%
Insurance	2.4%
Interactive Media & Services	5.2%
Internet & Direct Marketing Retail	3.5%
IT Services	5.7%
Leisure Products	0.1%
Life Sciences Tools & Services	1.1%
Machinery	1.7%
Media	1.5%
Metals & Mining	0.3%
Multiline Retail	0.6%
Multi-Utilities	1.1%
Personal Products	0.2%
Pharmaceuticals	4.7%
Professional Services	0.3%
Real Estate Management & Development	0.1%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	4.3%
Software	7.3%
Specialty Retail	2.4%
Technology Hardware, Storage & Peripherals	4.9%
Textiles, Apparel & Luxury Goods	0.7%
Tobacco	0.9%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.1%
Other[1]	0.3%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: S&P 500® EX-ENERGY ETF SPXE :: 69

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.5%
Abbott Laboratories (Health Care Equipment & Supplies)	0.7%	182	$15,552
AbbVie, Inc. (Biotechnology)	0.6%	152	13,335
Accenture plc, Class A (IT Services)	0.6%	66	13,277
Adobe, Inc.* (Software)	0.7%	50	15,476
Alphabet, Inc., Class A* (Interactive Media & Services)	1.8%	31	40,427
Alphabet, Inc., Class C* (Interactive Media & Services)	1.8%	31	40,454
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3.4%	43	77,435
Amgen, Inc. (Biotechnology)	0.6%	62	14,553
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5.2%	439	117,323
AT&T, Inc. (Diversified Telecommunication Services)	1.2%	754	28,185
Boeing Co. (The) (Aerospace & Defense)	0.9%	55	20,140
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.6%	242	13,780
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	41	12,965
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.0%	196	22,957
Cisco Systems, Inc. (Communications Equipment)	0.9%	438	19,846
Coca-Cola Co. (The) (Beverages)	0.9%	397	21,200
Comcast Corp., Class A (Media)	0.9%	468	20,662
Costco Wholesale Corp. (Food & Staples Retailing)	0.6%	46	13,791
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.3%	436	29,705
Facebook, Inc., Class A* (Interactive Media & Services)	2.2%	248	50,006
Home Depot, Inc. (The) (Specialty Retail)	1.1%	113	24,918
Honeywell International, Inc. (Industrial Conglomerates)	0.6%	75	13,391
Intel Corp. (Semiconductors & Semiconductor Equipment)	1.2%	457	26,529
International Business Machines Corp. (IT Services)	0.5%	92	12,369
Johnson & Johnson (Pharmaceuticals)	1.6%	272	37,397
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Mastercard, Inc., Class A (IT Services)	1.2%	92	$26,885
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.7%	79	15,364
Medtronic plc (Health Care Equipment & Supplies)	0.7%	139	15,483
Merck & Co., Inc. (Pharmaceuticals)	1.0%	264	23,016
Microsoft Corp. (Software)	5.2%	788	119,287
Netflix, Inc.* (Entertainment)	0.6%	45	14,160
NextEra Energy, Inc. (Electric Utilities)	0.5%	51	11,925
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.5%	130	12,154
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.6%	63	13,655
Oracle Corp. (Software)	0.6%	227	12,744
PayPal Holdings, Inc.* (IT Services)	0.6%	122	13,177
PepsiCo, Inc. (Beverages)	0.9%	145	19,695
Pfizer, Inc. (Pharmaceuticals)	1.0%	570	21,956
Philip Morris International, Inc. (Tobacco)	0.6%	160	13,269
Procter & Gamble Co. (The) (Household Products)	1.4%	258	31,492
salesforce.com, Inc.* (Software)	0.6%	91	14,823
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	97	11,660
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.6%	41	12,872
Union Pacific Corp. (Road & Rail)	0.6%	73	12,847
United Technologies Corp. (Aerospace & Defense)	0.5%	84	12,461
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.2%	98	27,427
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.1%	427	25,722
Visa, Inc., Class A (IT Services)	1.4%	178	32,843
Walmart, Inc. (Food & Staples Retailing)	0.8%	147	17,506
Walt Disney Co. (The) (Entertainment)	1.3%	186	28,194
Other Common Stocks (a)	43.3%	13,760	983,503
Total Common Stocks (Cost $1,887,568)			2,259,793

See accompanying notes to the financial statements.

70 :: SPXN S&P 500® EX-FINANCIALS ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $432)	0.0%	432	$432
		Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreements (d) — 0.3%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $6,021 (Cost $6,021)		$6,021	6,021
Total Investments — 99.8% (Cost $1,894,021)			2,266,246
Other assets less liabilities — 0.2%			3,598
Net Assets — 100.0%			$2,269,844

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $414, collateralized in the form of cash with a value of $432 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $432.

(c)  Represents less than 0.05% of net assets.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$449,650
Aggregate gross unrealized depreciation	(83,790)
Net unrealized appreciation	$365,860
Federal income tax cost	$1,900,386

S&P 500® Ex-Financials ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Aerospace & Defense	3.1%
Air Freight & Logistics	0.7%
Airlines	0.5%
Auto Components	0.2%
Automobiles	0.4%
Beverages	2.1%
Biotechnology	2.4%
Building Products	0.3%
Chemicals	2.3%
Commercial Services & Supplies	0.5%
Communications Equipment	1.1%
Construction & Engineering	0.1%
Construction Materials	0.2%
Containers & Packaging	0.4%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Telecommunication Services	2.4%
Electric Utilities	2.4%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.6%
Energy Equipment & Services	0.5%
Entertainment	2.3%
Food & Staples Retailing	1.9%
Food Products	1.3%
Gas Utilities	0.1%
Health Care Equipment & Supplies	4.2%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: S&P 500® EX-FINANCIALS ETF SPXN :: 71

Health Care Providers & Services	3.4%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	2.2%
Household Durables	0.4%
Household Products	2.0%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.7%
Interactive Media & Services	5.9%
Internet & Direct Marketing Retail	3.9%
IT Services	6.5%
Leisure Products	0.1%
Life Sciences Tools & Services	1.2%
Machinery	1.9%
Media	1.7%
Metals & Mining	0.3%
Multiline Retail	0.6%
Multi-Utilities	1.3%
Oil, Gas & Consumable Fuels	4.5%
Personal Products	0.2%
Pharmaceuticals	5.3%
Professional Services	0.4%
Road & Rail	1.2%
Semiconductors & Semiconductor Equipment	4.9%
Software	8.4%
Specialty Retail	2.8%
Technology Hardware, Storage & Peripherals	5.6%
Textiles, Apparel & Luxury Goods	0.8%
Tobacco	1.0%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.1%
Other[1]	0.5%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

72 :: SPXN S&P 500® EX-FINANCIALS ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.9%
3M Co. (Industrial Conglomerates)	0.4%	42	$7,131
Accenture plc, Class A (IT Services)	0.6%	47	9,455
Adobe, Inc.* (Software)	0.7%	35	10,834
Alphabet, Inc., Class A* (Interactive Media & Services)	1.7%	22	28,690
Alphabet, Inc., Class C* (Interactive Media & Services)	1.8%	22	28,709
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3.3%	30	54,024
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5.0%	311	83,115
AT&T, Inc. (Diversified Telecommunication Services)	1.2%	534	19,961
Bank of America Corp. (Banks)	1.2%	613	20,425
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.9%	143	31,503
Boeing Co. (The) (Aerospace & Defense)	0.9%	39	14,281
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	29	9,170
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.0%	139	16,281
Cisco Systems, Inc. (Communications Equipment)	0.9%	310	14,046
Citigroup, Inc. (Banks)	0.8%	165	12,395
Coca-Cola Co. (The) (Beverages)	0.9%	281	15,005
Comcast Corp., Class A (Media)	0.9%	332	14,658
Costco Wholesale Corp. (Food & Staples Retailing)	0.6%	32	9,594
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.3%	309	21,052
Facebook, Inc., Class A* (Interactive Media & Services)	2.2%	176	35,489
General Electric Co. (Industrial Conglomerates)	0.4%	638	7,190
Home Depot, Inc. (The) (Specialty Retail)	1.1%	80	17,641
Honeywell International, Inc. (Industrial Conglomerates)	0.6%	53	9,463
Intel Corp. (Semiconductors & Semiconductor Equipment)	1.1%	324	18,808
International Business Machines Corp. (IT Services)	0.5%	65	8,739
JPMorgan Chase & Co. (Banks)	1.9%	234	30,832
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Linde plc (Chemicals)	0.5%	40	$8,249
Lockheed Martin Corp. (Aerospace & Defense)	0.4%	18	7,039
Mastercard, Inc., Class A (IT Services)	1.2%	65	18,995
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.7%	56	10,891
Microsoft Corp. (Software)	5.1%	558	84,470
Netflix, Inc.* (Entertainment)	0.6%	32	10,069
NextEra Energy, Inc. (Electric Utilities)	0.5%	36	8,417
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.5%	92	8,601
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.6%	45	9,753
Oracle Corp. (Software)	0.5%	161	9,039
PayPal Holdings, Inc.* (IT Services)	0.6%	86	9,289
PepsiCo, Inc. (Beverages)	0.9%	102	13,855
Philip Morris International, Inc. (Tobacco)	0.6%	114	9,454
Procter & Gamble Co. (The) (Household Products)	1.4%	183	22,337
salesforce.com, Inc.* (Software)	0.6%	64	10,425
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.5%	88	7,518
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	68	8,174
Union Pacific Corp. (Road & Rail)	0.6%	52	9,151
United Technologies Corp. (Aerospace & Defense)	0.5%	59	8,752
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.1%	302	18,193
Visa, Inc., Class A (IT Services)	1.4%	126	23,248
Walmart, Inc. (Food & Staples Retailing)	0.7%	104	12,385
Walt Disney Co. (The) (Entertainment)	1.2%	132	20,009
Wells Fargo & Co. (Banks)	1.0%	293	15,957
Other Common Stocks (a)	44.2%	10,404	726,309
Total Common Stocks (Cost $1,353,986)			1,639,070
		No. of Rights
Rights — 0.0% (b)
DISH Network Corp., expiring 12/09/19* (Cost $—)	0.0%	1	1

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: S&P 500® EX-HEALTH CARE ETF SPXV :: 73

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.0% (b)
Investment Companies — 0.0% (b)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $320)	0.0%	320	$320
		Principal Amount	Value
Short-Term Investments — 0.0% (b)
Repurchase Agreements (d) — 0.0% (b)
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $390 (Cost $390)		$390	390
Total Investments — 99.9% (Cost $1,354,696)			1,639,781
Other assets less liabilities — 0.1%			2,418
Net Assets — 100.0%			$1,642,199

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $306, collateralized in the form of cash with a value of $320 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  Represents less than 0.05% of net assets.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $320.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$355,263
Aggregate gross unrealized depreciation	(73,675)
Net unrealized appreciation	$281,588
Federal income tax cost	$1,358,193

S&P 500® Ex-Health Care ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Aerospace & Defense	3.0%
Air Freight & Logistics	0.7%
Airlines	0.5%
Auto Components	0.2%
Automobiles	0.4%
Banks	6.6%
Beverages	2.1%
Building Products	0.3%
Capital Markets	3.2%
Chemicals	2.2%
Commercial Services & Supplies	0.5%
Communications Equipment	1.1%
Construction & Engineering	0.1%
Construction Materials	0.2%
Consumer Finance	0.8%
Containers & Packaging	0.4%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	1.9%
Diversified Telecommunication Services	2.4%
Electric Utilities	2.3%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.6%
Energy Equipment & Services	0.5%
Entertainment	2.3%
Equity Real Estate Investment Trusts (REITs)	3.4%

See accompanying notes to the financial statements.

74 :: SPXV S&P 500® EX-HEALTH CARE ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Food & Staples Retailing	1.8%
Food Products	1.3%
Gas Utilities	0.1%
Hotels, Restaurants & Leisure	2.2%
Household Durables	0.4%
Household Products	2.0%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.6%
Insurance	2.7%
Interactive Media & Services	5.8%
Internet & Direct Marketing Retail	3.8%
IT Services	6.4%
Leisure Products	0.1%
Machinery	1.9%
Media	1.6%
Metals & Mining	0.3%
Multiline Retail	0.6%
Multi-Utilities	1.2%
Oil, Gas & Consumable Fuels	4.4%
Personal Products	0.2%
Professional Services	0.4%
Real Estate Management & Development	0.1%
Road & Rail	1.1%
Semiconductors & Semiconductor Equipment	4.8%
Software	8.2%
Specialty Retail	2.7%
Technology Hardware, Storage & Peripherals	5.5%
Textiles, Apparel & Luxury Goods	0.8%
Tobacco	1.0%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.1%
Other[1]	0.1%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: S&P 500® EX-HEALTH CARE ETF SPXV :: 75

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.6%
3M Co. (Industrial Conglomerates)	0.5%	116	$19,693
Abbott Laboratories (Health Care Equipment & Supplies)	0.7%	357	30,506
AbbVie, Inc. (Biotechnology)	0.6%	299	26,231
Alphabet, Inc., Class A* (Interactive Media & Services)	1.9%	61	79,550
Alphabet, Inc., Class C* (Interactive Media & Services)	2.0%	61	79,603
Altria Group, Inc. (Tobacco)	0.5%	376	18,687
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3.7%	84	151,267
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	0.5%	90	19,263
Amgen, Inc. (Biotechnology)	0.7%	121	28,401
AT&T, Inc. (Diversified Telecommunication Services)	1.4%	1,475	55,135
Bank of America Corp. (Banks)	1.4%	1,691	56,344
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	2.1%	397	87,459
Boeing Co. (The) (Aerospace & Defense)	1.0%	107	39,181
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.7%	474	26,990
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.1%	383	44,861
Citigroup, Inc. (Banks)	0.8%	456	34,255
Coca-Cola Co. (The) (Beverages)	1.0%	777	41,492
Comcast Corp., Class A (Media)	1.0%	914	40,353
Costco Wholesale Corp. (Food & Staples Retailing)	0.7%	89	26,683
CVS Health Corp. (Health Care Providers & Services)	0.5%	264	19,871
Danaher Corp. (Health Care Equipment & Supplies)	0.5%	128	18,685
Eli Lilly & Co. (Pharmaceuticals)	0.5%	171	20,067
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.4%	854	58,183
Facebook, Inc., Class A* (Interactive Media & Services)	2.4%	485	97,795
General Electric Co. (Industrial Conglomerates)	0.5%	1,761	19,846
Home Depot, Inc. (The) (Specialty Retail)	1.2%	220	48,512
Honeywell International, Inc. (Industrial Conglomerates)	0.6%	145	25,890
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Johnson & Johnson (Pharmaceuticals)	1.8%	532	$73,145
JPMorgan Chase & Co. (Banks)	2.1%	644	84,853
Linde plc (Chemicals)	0.6%	109	22,477
Lockheed Martin Corp. (Aerospace & Defense)	0.5%	50	19,552
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.7%	153	29,755
Medtronic plc (Health Care Equipment & Supplies)	0.7%	271	30,187
Merck & Co., Inc. (Pharmaceuticals)	1.1%	517	45,072
Netflix, Inc.* (Entertainment)	0.7%	89	28,005
NextEra Energy, Inc. (Electric Utilities)	0.6%	99	23,148
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.6%	252	23,560
PepsiCo, Inc. (Beverages)	0.9%	282	38,304
Pfizer, Inc. (Pharmaceuticals)	1.1%	1,114	42,911
Philip Morris International, Inc. (Tobacco)	0.6%	314	26,040
Procter & Gamble Co. (The) (Household Products)	1.5%	505	61,640
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.5%	243	20,759
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.6%	81	25,430
Union Pacific Corp. (Road & Rail)	0.6%	142	24,991
United Technologies Corp. (Aerospace & Defense)	0.6%	163	24,179
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.3%	191	53,455
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.2%	833	50,180
Walmart, Inc. (Food & Staples Retailing)	0.8%	287	34,179
Walt Disney Co. (The) (Entertainment)	1.3%	363	55,023
Wells Fargo & Co. (Banks)	1.1%	809	44,058
Other Common Stocks (a)	48.2%	26,782	1,963,628
Total Common Stocks (Cost $3,862,918)			4,059,334
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $880)	0.0%	880	880

See accompanying notes to the financial statements.

76 :: SPXT S&P 500® EX-TECHNOLOGY ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Short-Term Investments — 0.3%
Repurchase Agreements (d) — 0.3%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $11,176 (Cost $11,175)		$11,175	$11,175
Total Investments — 99.9% (Cost $3,874,973)			4,071,389
Other assets less liabilities — 0.1%			5,661
Net Assets — 100.0%			$4,077,050

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $843, collateralized in the form of cash with a value of $880 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $880.

(c)  Represents less than 0.05% of net assets.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$334,060
Aggregate gross unrealized depreciation	(152,918)
Net unrealized appreciation	$181,142
Federal income tax cost	$3,890,247

S&P 500® Ex-Technology ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Aerospace & Defense	3.3%
Air Freight & Logistics	0.7%
Airlines	0.5%
Auto Components	0.2%
Automobiles	0.4%
Banks	7.3%
Beverages	2.3%
Biotechnology	2.7%
Building Products	0.4%
Capital Markets	3.6%
Chemicals	2.5%
Commercial Services & Supplies	0.5%
Construction & Engineering	0.1%
Construction Materials	0.2%
Consumer Finance	0.9%
Containers & Packaging	0.5%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	2.1%
Diversified Telecommunication Services	2.7%
Electric Utilities	2.6%
Electrical Equipment	0.6%
Energy Equipment & Services	0.5%
Entertainment	2.5%
Equity Real Estate Investment Trusts (REITs)	3.8%
Food & Staples Retailing	2.0%
Food Products	1.5%
Gas Utilities	0.1%
Health Care Equipment & Supplies	4.6%
Health Care Providers & Services	3.7%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: S&P 500® EX-TECHNOLOGY ETF SPXT :: 77

Health Care Technology	0.1%
Hotels, Restaurants & Leisure	2.4%
Household Durables	0.5%
Household Products	2.2%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.8%
Insurance	3.0%
Interactive Media & Services	6.4%
Internet & Direct Marketing Retail	4.3%
Leisure Products	0.1%
Life Sciences Tools & Services	1.3%
Machinery	2.1%
Media	1.8%
Metals & Mining	0.3%
Multiline Retail	0.7%
Multi-Utilities	1.4%
Oil, Gas & Consumable Fuels	5.0%
Personal Products	0.2%
Pharmaceuticals	5.8%
Professional Services	0.4%
Real Estate Management & Development	0.1%
Road & Rail	1.3%
Specialty Retail	3.0%
Textiles, Apparel & Luxury Goods	0.9%
Tobacco	1.1%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.1%
Other[1]	0.4%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

78 :: SPXT S&P 500® EX-TECHNOLOGY ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.7%
Banks — 11.7%
Bank OZK	512,034	$15,197,169
Commerce Bancshares, Inc.	229,865	15,407,851
Cullen/Frost Bankers, Inc.	160,691	15,034,250
Prosperity Bancshares, Inc.	202,576	14,230,964
UMB Financial Corp.	226,770	15,254,818
United Bankshares, Inc.	374,028	14,164,440
		89,289,492
Capital Markets — 6.2%
Eaton Vance Corp.	331,231	15,624,166
FactSet Research Systems, Inc.	58,643	15,226,655
SEI Investments Co.	248,558	16,039,448
		46,890,269
Chemicals — 2.0%
RPM International, Inc.	210,559	15,524,515
Commercial Services & Supplies — 4.3%
Healthcare Services Group, Inc.	629,993	15,844,324
MSA Safety, Inc.	132,855	16,464,720
		32,309,044
Containers & Packaging — 3.9%
AptarGroup, Inc.	126,548	14,188,562
Sonoco Products Co.	256,862	15,547,857
		29,736,419
Electrical Equipment — 2.2%
nVent Electric plc	678,346	16,761,930
Equity Real Estate Investment Trusts (REITs) — 5.4%
National Retail Properties, Inc.	256,950	14,322,393
Omega Healthcare Investors, Inc.	334,509	14,059,413
Tanger Factory Outlet Centers, Inc. (a)	856,343	13,033,541
		41,415,347
Food & Staples Retailing — 2.1%
Casey's General Stores, Inc.	90,798	15,777,968
Food Products — 6.1%
Flowers Foods, Inc.	684,279	14,732,527
Lancaster Colony Corp.	106,838	16,883,609
Tootsie Roll Industries, Inc. (a)	433,425	14,888,154
		46,504,290
Gas Utilities — 7.4%
National Fuel Gas Co.	326,210	14,685,974
New Jersey Resources Corp.	336,257	14,304,373
Investments	Shares	Value
Common Stocks (continued)
ONE Gas, Inc.	155,962	$13,860,343
UGI Corp.	307,620	13,396,851
		56,247,541
Health Care Equipment & Supplies — 2.1%
West Pharmaceutical Services, Inc.	106,940	15,723,388
Hotels, Restaurants & Leisure — 1.9%
Cracker Barrel Old Country Store, Inc. (a)	92,218	14,177,595
Industrial Conglomerates — 2.0%
Carlisle Cos., Inc.	96,649	15,075,311
Insurance — 9.6%
Brown & Brown, Inc.	403,068	15,211,786
Mercury General Corp.	278,327	13,632,457
Old Republic International Corp.	646,730	14,590,229
RenaissanceRe Holdings Ltd.	80,070	15,079,583
WR Berkley Corp.	210,086	14,285,848
		72,799,903
Leisure Products — 1.9%
Polaris, Inc.	147,369	14,397,951
Machinery — 10.3%
Donaldson Co., Inc.	282,358	15,834,636
Graco, Inc.	322,246	15,567,704
Lincoln Electric Holdings, Inc.	166,191	15,332,782
Nordson Corp.	95,918	15,906,082
Toro Co. (The)	204,022	15,950,440
		78,591,644
Media — 3.9%
John Wiley & Sons, Inc., Class A	334,359	15,801,806
Meredith Corp. (a)	403,394	14,134,926
		29,936,732
Metals & Mining — 1.9%
Royal Gold, Inc.	122,519	14,367,803
Multi-Utilities — 3.9%
Black Hills Corp.	187,529	14,359,095
MDU Resources Group, Inc.	528,996	15,362,044
		29,721,139
Personal Products — 1.7%
Nu Skin Enterprises, Inc., Class A	333,837	12,765,927
Software — 2.1%
CDK Global, Inc.	300,770	16,106,234

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: S&P MIDCAP 400® DIVIDEND ARISTOCRATS ETF REGL :: 79

Investments	Shares	Value
Common Stocks (continued)
Specialty Retail — 1.5%
Aaron's, Inc.	197,964	$11,561,098
Trading Companies & Distributors — 1.9%
MSC Industrial Direct Co., Inc., Class A	196,601	14,432,479
Water Utilities — 1.9%
Aqua America, Inc.	321,061	14,213,371
Wireless Telecommunication Services — 1.8%
Telephone & Data Systems, Inc.	571,113	13,541,089
Total Common Stocks (Cost $705,494,873)		757,868,479
Securities Lending Reinvestments (b) — 3.3%
Investment Companies — 3.3%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $24,908,910)	24,908,910	24,908,910
	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreements (c) — 0.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $770,323 (Cost $770,222)	$770,222	770,222
Total Investments — 103.1% (Cost $731,174,005)		783,547,611
Liabilities in excess of other assets — (3.1%)		(23,605,854)
Net Assets — 100.0%		$759,941,757

(a)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $25,955,314, collateralized in the form of cash with a value of $24,908,910 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,017,186 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 19, 2019 - May 15, 2048; a total value of $26,926,096.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $24,908,910.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,364,625
Aggregate gross unrealized depreciation	(37,310,923)
Net unrealized appreciation	$51,053,702
Federal income tax cost	$732,493,909

See accompanying notes to the financial statements.

80 :: REGL S&P MIDCAP 400® DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.6%
Communications Equipment — 5.5%
Cisco Systems, Inc.	2,407	$109,061
Motorola Solutions, Inc.	677	113,262
		222,323
Electronic Equipment, Instruments & Components — 20.6%
Amphenol Corp., Class A	1,155	120,120
AVX Corp.	6,990	142,246
Badger Meter, Inc.	1,960	121,520
Corning, Inc.	3,815	110,788
FLIR Systems, Inc.	2,151	115,208
Littelfuse, Inc.	607	110,116
TE Connectivity Ltd.	1,219	113,013
		833,011
Entertainment — 2.8%
Activision Blizzard, Inc.	2,100	115,143
Internet & Direct Marketing Retail — 2.3%
PetMed Express, Inc.	4,183	95,498
IT Services — 27.2%
Accenture plc, Class A	626	125,926
Automatic Data Processing, Inc.	718	122,620
Broadridge Financial Solutions, Inc.	941	116,411
Cass Information Systems, Inc.	2,205	124,516
International Business Machines Corp.	855	114,955
Jack Henry & Associates, Inc.	822	124,894
Mastercard, Inc., Class A	438	127,997
Paychex, Inc.	1,374	118,329
Visa, Inc., Class A	670	123,622
		1,099,270
Semiconductors & Semiconductor Equipment — 25.9%
Analog Devices, Inc.	1,033	116,677
Broadcom, Inc.	399	126,168
KLA Corp.	703	115,194
Maxim Integrated Products, Inc.	1,953	110,676
Microchip Technology, Inc.	1,188	112,314
MKS Instruments, Inc.	1,194	126,898
QUALCOMM, Inc.	1,459	121,899
Texas Instruments, Inc.	891	107,107
Xilinx, Inc.	1,193	110,687
		1,047,620
Software — 9.2%
CDK Global, Inc.	2,334	124,986
Microsoft Corp.	839	127,008
Oracle Corp.	2,116	118,792
		370,786
Investments	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 6.1%
Hewlett Packard Enterprise Co.	7,179	$113,644
HP, Inc.	6,687	134,275
		247,919
Total Common Stocks (Cost $3,992,625)		4,031,570
	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (a) — 0.2%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $8,228 (Cost $8,227)	$8,227	8,227
Total Investments — 99.8% (Cost $4,000,852)		4,039,797
Other assets less liabilities — 0.2%		6,407
Net Assets — 100.0%		$4,046,204

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,555
Aggregate gross unrealized depreciation	(69,610)
Net unrealized appreciation	$38,945
Federal income tax cost	$4,000,852

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF TDV :: 81

Investments	Principal Amount	Value
Foreign Government Securities — 74.3%
Abu Dhabi Government Bond
2.50%, 10/11/2022 (a)	$200,000	$202,152
Arab Republic of Egypt
6.13%, 1/31/2022 (a)	200,000	207,052
Argentina Government International Bond
6.88%, 4/22/2021	150,000	67,352
4.63%, 1/11/2023	100,000	40,550
Brazilian Government International Bond
2.63%, 1/5/2023	200,000	199,700
Colombia Government International Bond
2.63%, 3/15/2023	200,000	199,586
Croatia Government International Bond
5.50%, 4/4/2023 (a)	200,000	220,500
Export-Import Bank of China (The)
2.63%, 3/14/2022 (a)	340,000	342,154
Export-Import Bank of India
4.00%, 1/14/2023 (a)	200,000	207,339
Hungary Government International Bond
6.38%, 3/29/2021	150,000	158,565
5.38%, 2/21/2023	50,000	54,713
5.38%, 3/25/2024	14,000	15,757
Indonesia Government International Bond
5.88%, 3/13/2020 (a)	170,000	171,793
3.38%, 4/15/2023 (a)	200,000	205,522
Kingdom of Bahrain
6.13%, 7/5/2022 (a)	200,000	213,488
Kingdom of Saudi Arabia
2.38%, 10/26/2021 (a)	200,000	200,523
Lithuania Government International Bond
6.13%, 3/9/2021 (a)	150,000	157,409
Mexico Government International Bond
3.63%, 3/15/2022	82,000	84,542
4.00%, 10/2/2023	70,000	73,888
Oman Government Bond
3.63%, 6/15/2021 (a)	200,000	200,000
Perusahaan Penerbit SBSN Indonesia III
3.40%, 3/29/2022 (a)	200,000	204,192
Poland Government International Bond
5.00%, 3/23/2022	135,000	144,414
4.00%, 1/22/2024	100,000	107,690
Qatar Government International Bond
3.88%, 4/23/2023 (a)	200,000	210,900
Republic of Ecuador
10.75%, 3/28/2022 (a)	200,000	176,000
Investments	Principal Amount	Value
Foreign Government Securities (continued)
Republic of Lebanon
8.25%, 4/12/2021 (a)	$100,000	$55,462
6.25%, 5/27/2022	150,000	70,500
Romania Government International Bond
4.38%, 8/22/2023 (a)	80,000	84,928
Russian Foreign Bond
4.88%, 9/16/2023 (a)	200,000	219,260
South Africa Government International Bond
5.88%, 5/30/2022	100,000	107,000
4.67%, 1/17/2024	100,000	103,875
Sri Lanka Government International Bond
5.88%, 7/25/2022 (a)	200,000	198,004
Turkey Government International Bond
5.13%, 3/25/2022	200,000	203,737
7.25%, 12/23/2023	200,000	215,500
Ukraine Government International Bond
7.75%, 9/1/2021 (a)	100,000	104,540
7.75%, 9/1/2023 (a)	100,000	106,109
Total Foreign Government Securities (Cost $5,705,205)		5,534,696
Corporate Bonds — 23.9%
Banks — 13.0%
Banco del Estado de Chile
3.88%, 2/8/2022 (a)	150,000	154,142
Banco do Brasil SA
3.88%, 10/10/2022	200,000	203,250
China Development Bank
2.13%, 6/1/2021 (a)	200,000	199,503
QNB Finance Ltd.
2.13%, 9/7/2021 (a)	200,000	198,321
Sberbank of Russia
6.13%, 2/7/2022 (a)	200,000	214,114
		969,330
Diversified Financial Services — 1.4%
Gazprom PJSC
6.51%, 3/7/2022 (a)	100,000	108,613
Oil, Gas & Consumable Fuels — 9.5%
Ecopetrol SA
5.88%, 9/18/2023	25,000	27,531
Petrobras Global Finance BV
6.13%, 1/17/2022	80,000	85,004

See accompanying notes to the financial statements.

82 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Petroleos Mexicanos
4.88%, 1/24/2022	$140,000	$145,040
5.38%, 3/13/2022	15,000	15,693
3.50%, 1/30/2023	220,000	220,330
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 9/29/2021 (a)	214,000	212,214
		705,812
Total Corporate Bonds (Cost $1,758,697)		1,783,755
Short-Term Investments — 1.1%
Repurchase Agreements (b) — 1.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $80,687 (Cost $80,678)	80,678	80,678
Total Investments — 99.3% (Cost $7,544,580)		7,399,129
Other assets less liabilities — 0.7%		51,052
Net Assets — 100.0%		$7,450,181

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$146,051
Aggregate gross unrealized depreciation	(291,502)
Net unrealized depreciation	$(145,451)
Federal income tax cost	$7,544,580

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of November 30, 2019:

China	10.1%
Indonesia	7.8%
Russia	7.3%
Mexico	7.2%
Brazil	6.5%
Turkey	5.6%
Qatar	5.5%
Poland	3.4%
Hungary	3.1%
Colombia	3.0%
Croatia	3.0%
Bahrain	2.9%
South Africa	2.8%
Ukraine	2.8%
India	2.8%
Egypt	2.8%
United Arab Emirates	2.7%
Saudi Arabia	2.7%
Oman	2.7%
Sri Lanka	2.7%
Ecuador	2.4%
Lithuania	2.1%
Chile	2.1%
Lebanon	1.7%
Argentina	1.4%
Romania	1.1%
Other[1]	1.8%
100.0%

1  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: SHORT TERM USD EMERGING MARKETS BOND ETF EMSH :: 83

STATEMENTS OF ASSETS AND LIABILITIES

84 :: NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Decline of the Retail Store ETF	DJ Brookfield Global Infrastructure ETF		Equities for Rising Rates ETF	Global Listed Private Equity ETF		Hedge Replication ETF	High Yield- Interest Rate Hedged
ASSETS:
Securities and Repurchase Agreements, at cost	$10,624,320	$106,123,784		$2,646,715	$20,504,974		$34,553,133	$115,967,395
Securities, at value(a)	—	117,080,770		2,527,169	20,580,584		29,338,475	112,581,418
Repurchase Agreements, at value	10,624,320	261,738		2,200	85,932		5,648,454	2,792,712
Cash	429	18		—	—		—	26,406
Foreign cash	—	69,060	†	—	4,337	††	—	—
Segregated cash balances with brokers for futures contracts	—	—		—	—		15,840	568,268
Segregated cash balances with custodian for swap agreements	1,240,000	—		—	—		1,105,000	—
Dividends and interest receivable	455	306,637		6,839	21,729		8,592	1,846,578
Receivable for security lending income	—	—		—	—		—	—
Receivable for investments sold	—	—		—	—		—	—
Due from broker	—	—		—	—		—	—
Receivable for capital shares issued	—	—		—	—		—	—
Receivable from Advisor	—	—		—	1,464		—	—
Reclaims receivable	—	42,566		—	35,265		—	—
Receivable for variation margin on futures contracts	—	—		—	—		852	—
Unrealized appreciation on non-exchange traded swap agreements	77,421	—		—	—		314,248	—
Unrealized appreciation on forward foreign currency contracts	—	—		—	—		—	—
Prepaid expenses	109	—		—	1,520		759	—
Total Assets	11,942,734	117,760,789		2,536,208	20,730,831		36,432,220	117,815,382
LIABILITIES:
Cash overdraft	—	—		—	—		1,468	—
Foreign cash overdraft	—	—		—	—		—	—
Payable for investments purchased	—	114,709		—	—		—	—
Payable for capital shares redeemed	—	—		—	—		—	—
Payable for cash collateral received from securities loaned	—	—		—	—		784	—
Advisory fees payable	6,052	42,776		837	—		6,033	48,243
Management Services fees payable	—	—		—	—		2,978	—
Custodian fees payable	—	—		—	1,964		14,326	—
Administration fees payable	—	—		—	30,863		31,381	—
Trustee fees payable	58	812		22	138		221	836
Compliance services fees payable	58	679		53	163		318	1,200
Listing, Data and related fees payable	—	—		—	4,233		17,595	—
Professional fees payable	14	139		7	9,328		7,747	182
Payable for variation margin on futures contracts	—	—		—	—		—	13,999
Unrealized depreciation on non-exchange traded swap agreements	631,430	—		—	—		41,041	—
Unrealized depreciation on forward foreign currency contracts	—	—		—	—		—	—
Due to counterparty	—	—		—	—		—	213
Other liabilities	—	—		—	1,616		2,849	—
Total Liabilities	637,612	159,115		919	48,305		126,741	64,673
NET ASSETS	$11,305,122	$117,601,674		$2,535,289	$20,682,526		$36,305,479	$117,750,709
NET ASSETS CONSIST OF:
Paid in Capital	$14,540,705	$110,443,234		$4,006,875	$23,186,307		$34,456,815	$155,160,004
Distributable earnings (loss)	(3,235,583)	7,158,440		(1,471,586)	(2,503,781)		1,848,664	(37,409,295)
NET ASSETS	$11,305,122	$117,601,674		$2,535,289	$20,682,526		$36,305,479	$117,750,709
Shares (unlimited number of shares authorized, no par value)	325,001	2,630,001		60,001	590,001		785,000	1,825,001
Net Asset Value	$34.78	$44.72		$42.25	$35.06		$46.25	$64.52
(a) Includes securities on loan valued at:	$—	$—		$—	$—		$751	$—

†  Cost of $69,003.

††  Cost of $4,302.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2019 (UNAUDITED) :: 85

	Inflation Expectations ETF	Investment Grade-Interest Rate Hedged	K-1 Free Crude Oil Strategy ETF(1)	Large Cap Core Plus	Long Online/ Short Stores ETF	Managed Futures Strategy ETF(1)
ASSETS:
Securities and Repurchase Agreements, at cost	$47,780,861	$245,347,223	$9,771,913	$727,805,310	$32,538,722	$2,830,819
Securities, at value(a)	46,012,388	264,737,867	—	748,473,738	28,908,265	—
Repurchase Agreements, at value	5,099,773	3,251,619	9,771,913	41,385,952	1,684,849	2,830,819
Cash	206	11,315	1,404,234	2,807	67	67,417
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	4,375,480	915,200	—	—	80,287
Segregated cash balances with custodian for swap agreements	3,126,600	—	—	1,293,036	689,190	—
Dividends and interest receivable	119,197	2,608,943	418	1,290,290	5,000	121
Receivable for security lending income	429	834	—	261	9,126	—
Receivable for investments sold	—	6,842,611	—	743,305	1,198,806	—
Due from broker	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	527,737	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	366,363	—	—	4,643,869	237,092	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	649	—	—	—	—	—
Total Assets	54,725,605	282,356,406	12,091,765	797,833,258	32,732,395	2,978,644
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Foreign cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	6,177,813	788	—	1,195,922	—
Payable for capital shares redeemed	—	—	—	758,509	—	—
Payable for cash collateral received from securities loaned	—	474,145	—	407,312	1,221,350	—
Advisory fees payable	920	67,702	5,683	290,879	16,211	1,781
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	366	—	—	—	—	—
Administration fees payable	35,097	—	—	—	—	—
Trustee fees payable	324	2,121	107	5,595	325	19
Compliance services fees payable	168	3,211	145	6,691	435	26
Listing, Data and related fees payable	3,341	—	—	—	—	—
Professional fees payable	8,638	467	42	939	53	4
Payable for variation margin on futures contracts	—	—	611,524	—	—	7,706
Unrealized depreciation on non-exchange traded swap agreements	3,104,741	—	—	733,382	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Other liabilities	2,069	—	—	—	—	—
Total Liabilities	3,155,664	6,725,459	618,289	2,203,307	2,434,296	9,536
NET ASSETS	$51,569,941	$275,630,947	$11,473,476	$795,629,951	$30,298,099	$2,969,108
NET ASSETS CONSIST OF:
Paid in Capital	$57,851,567	$297,203,229	$19,372,190	$724,399,603	$32,061,042	$3,077,816
Distributable earnings (loss)	(6,281,626)	(21,572,282)	(7,898,714)	71,230,348	(1,762,943)	(108,708)
NET ASSETS	$51,569,941	$275,630,947	$11,473,476	$795,629,951	$30,298,099	$2,969,108
Shares (unlimited number of shares authorized, no par value)	1,970,001	3,625,001	575,001	10,530,000	625,001	75,001
Net Asset Value	$26.18	$76.04	$19.95	$75.56	$48.48	$39.59
(a) Includes securities on loan valued at:	$12,529,138	$461,792	$—	$390,001	$2,145,881	$—

(1)  Consolidated Statement of Assets and Liabilities.
See accompanying notes to the financial statements.

86 :: NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Merger ETF		Morningstar Alternatives Solution ETF		MSCI EAFE Dividend Growers ETF		MSCI Emerging Markets Dividend Growers ETF		MSCI Europe Dividend Growers ETF		Online Retail ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$5,303,579		$6,627,736	(1)	$117,269,946		$20,838,215		$7,845,626		$24,314,028
Securities, at value(a)	4,358,680		6,758,269	(2)	128,509,216		22,008,051		8,341,987		23,494,480
Repurchase Agreements, at value	1,013,940		21,572		109,050		—		—		15,222
Cash	—		—		9		—		—		—
Foreign cash	22,017	†	—		—		56,316	†††	—		—
Segregated cash balances with brokers for futures contracts	—		—		—		—		—		—
Segregated cash balances with custodian for swap agreements	20,434		—		—		—		—		—
Dividends and interest receivable	1,673		—		207,581		13,242		5,786		3,964
Receivable for security lending income	—		3,249		—		—		—		6,782
Receivable for investments sold	366,467		—		2,699,330		2,678,632		836,175		961,372
Due from broker	—		—		3,160,732		1,322,347		—		—
Receivable for capital shares issued	—		—		—		—		—		—
Receivable from Advisor	8,101		4,458		—		—		—		—
Reclaims receivable	1,150		—		306,871		—		41,712		—
Receivable for variation margin on futures contracts	—		—		—		—		—		—
Unrealized appreciation on non-exchange traded swap agreements	4,778		—		—		—		—		—
Unrealized appreciation on forward foreign currency contracts	7,143		—		—		—		—		—
Prepaid expenses	1,423		1,430		—		—		—		—
Total Assets	5,805,806		6,788,978		134,992,789		26,078,588		9,225,660		24,481,820
LIABILITIES:
Cash overdraft	483,204		—		—		1,715,087		16,952		—
Foreign cash overdraft	—		—		1,137,037	††	—		681,222	††††	—
Payable for investments purchased	325,368		—		4,678,970		2,300,385		152,006		959,302
Payable for capital shares redeemed	—		—		—		—		—		—
Payable for cash collateral received from securities loaned	—		—		—		—		—		1,227,812
Advisory fees payable	—		—		52,830		11,100		3,749		10,571
Management Services fees payable	—		—		—		—		—		—
Custodian fees payable	2,091		48		—		—		—		—
Administration fees payable	30,622		12,832		—		—		—		—
Trustee fees payable	39		48		860		158		56		158
Compliance services fees payable	45		59		969		179		81		176
Listing, Data and related fees payable	34,978		917		—		—		—		—
Professional fees payable	6,851		8,609		163		30		12		36
Payable for variation margin on futures contracts	—		—		—		—		—		—
Unrealized depreciation on non-exchange traded swap agreements	159,782		—		—		—		—		—
Unrealized depreciation on forward foreign currency contracts	3,458		—		—		—		—		—
Due to counterparty	—		—		—		7,578		—		—
Other liabilities	1,016		1,804		—		20,810	(3)	—		—
Total Liabilities	1,047,454		24,317		5,870,829		4,055,327		854,078		2,198,055
NET ASSETS	$4,758,352		$6,764,661		$129,121,960		$22,023,261		$8,371,582		$22,283,765
NET ASSETS CONSIST OF:
Paid in Capital	$5,161,962		$8,572,500		$121,710,998		$22,312,772		$8,161,168		$23,235,159
Distributable earnings (loss)	(403,610)		(1,807,839)		7,410,962		(289,511)		210,414		(951,394)
NET ASSETS	$4,758,352		$6,764,661		$129,121,960		$22,023,261		$8,371,582		$22,283,765
Shares (unlimited number of shares authorized, no par value)	125,001		180,001		3,280,001		385,001		195,001		630,001
Net Asset Value	$38.07		$37.58		$39.37		$57.20		$42.93		$35.37
(a) Includes securities on loan valued at:	$—		$—		$—		$—		$—		$1,217,595

(1)  Includes investments in affiliated Underlying ETFs (Cost $6,606,164).

(2)  Includes investments in affiliated Underlying ETFs (Value $6,758,269).

(3)  Relates to payable for deferred India capital gains tax of $20,810.

†  Cost of $22,036.

††  Cost of $(1,137,048).

†††  Cost of $56,310.

††††  Cost of $(681,222).

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2019 (UNAUDITED) :: 87

	Pet Care ETF		RAFITM Long/Short	Russell 2000 Dividend Growers ETF	Russell U.S. Dividend Growers ETF	S&P 500® Bond ETF	S&P 500® Dividend Aristocrats ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$46,245,036		$4,623,072	$745,782,371	$4,000,417	$26,773,418	$5,258,344,425
Securities, at value(a)	50,036,885		5,285,260	790,985,482	4,006,210	28,203,401	6,214,534,823
Repurchase Agreements, at value	69,611		495,204	1,460,912	6,281	166,482	1,447,480
Cash	—		—	53	—	4,151	—
Foreign cash	4,517	†	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—		—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—		3,199	—	—	—	—
Dividends and interest receivable	18,174		13,361	1,635,295	11,327	233,829	13,817,837
Receivable for security lending income	—		31	18,192	—	—	2,151
Receivable for investments sold	—		915	—	—	—	—
Due from broker	—		—	—	—	—	—
Receivable for capital shares issued	—		—	1,223,226	—	—	—
Receivable from Advisor	—		7,187	—	—	—	—
Reclaims receivable	6,096		—	—	—	—	—
Receivable for variation margin on futures contracts	—		—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—		33,328	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—		—	—	—	—	—
Prepaid expenses	—		635	—	—	—	—
Total Assets	50,135,283		5,839,120	795,323,160	4,023,818	28,607,863	6,229,802,291
LIABILITIES:
Cash overdraft	—		372	—	—	—	3,042
Foreign cash overdraft	—		—	—	—	—	—
Payable for investments purchased	—		—	1,210,811	—	—	—
Payable for capital shares redeemed	—		—	—	—	—	—
Payable for cash collateral received from securities loaned	—		6,454	20,483,188	—	—	—
Advisory fees payable	21,093		—	249,739	959	3,500	1,748,433
Management Services fees payable	—		—	—	—	—	—
Custodian fees payable	—		27,769	—	—	—	—
Administration fees payable	—		31,444	—	—	—	—
Trustee fees payable	289		51	5,073	6	199	37,705
Compliance services fees payable	180		78	4,857	2	244	36,903
Listing, Data and related fees payable	—		4,951	—	—	—	—
Professional fees payable	63		8,008	899	2	39	7,080
Payable for variation margin on futures contracts	—		—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—		213,888	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—		—	—	—	—	—
Other liabilities	—		2,350	—	—	—	—
Total Liabilities	21,625		295,365	21,954,567	969	3,982	1,833,163
NET ASSETS	$50,113,658		$5,543,755	$773,368,593	$4,022,849	$28,603,881	$6,227,969,128
NET ASSETS CONSIST OF:
Paid in Capital	$47,839,157		$25,640,270	$735,889,587	$4,000,040	$26,098,542	$5,238,119,129
Distributable earnings (loss)	2,274,501		(20,096,515)	37,479,006	22,809	2,505,339	989,849,999
NET ASSETS	$50,113,658		$5,543,755	$773,368,593	$4,022,849	$28,603,881	$6,227,969,128
Shares (unlimited number of shares authorized, no par value)	1,200,001		160,000	12,740,001	100,001	325,001	83,450,001
Net Asset Value	$41.76		$34.65	$60.70	$40.23	$88.01	$74.63
(a) Includes securities on loan valued at:	$—		$11,642	$19,799,592	$—	$—	$—

†  Cost of $4,544.

See accompanying notes to the financial statements.

88 :: NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF	S&P MidCap 400® Dividend Aristocrats ETF	S&P Technology Dividend Aristocrats ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$8,508,861	$1,894,021	$1,354,696	$3,874,973	$731,174,005	$4,000,852
Securities, at value(a)	9,021,088	2,260,225	1,639,391	4,060,214	782,777,389	4,031,570
Repurchase Agreements, at value	20,298	6,021	390	11,175	770,222	8,227
Cash	9	—	—	—	31	—
Foreign cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	14,643	4,561	3,124	7,378	1,541,901	7,651
Receivable for security lending income	—	—	—	—	18,573	—
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Prepaid expenses	—	—	—	—	—	—
Total Assets	9,056,038	2,270,807	1,642,905	4,078,767	785,108,116	4,047,448
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Foreign cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Payable for cash collateral received from securities loaned	1,584	432	320	880	24,908,910	—
Advisory fees payable	1,917	497	361	784	246,902	1,234
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	—	—	—	—	—	—
Administration fees payable	—	—	—	—	—	—
Trustee fees payable	54	16	11	24	5,016	6
Compliance services fees payable	61	15	12	25	4,654	2
Listing, Data and related fees payable	—	—	—	—	—	—
Professional fees payable	10	3	2	4	877	2
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—
Total Liabilities	3,626	963	706	1,717	25,166,359	1,244
NET ASSETS	$9,052,412	$2,269,844	$1,642,199	$4,077,050	$759,941,757	$4,046,204
NET ASSETS CONSIST OF:
Paid in Capital	$8,631,530	$1,908,173	$1,365,972	$3,828,598	$707,150,547	$4,000,040
Distributable earnings (loss)	420,882	361,671	276,227	248,452	52,791,210	46,164
NET ASSETS	$9,052,412	$2,269,844	$1,642,199	$4,077,050	$759,941,757	$4,046,204
Shares (unlimited number of shares authorized, no par value)	135,001	35,001	25,001	70,001	12,830,001	100,001
Net Asset Value	$67.05	$64.85	$65.69	$58.24	$59.23	$40.46
(a) Includes securities on loan valued at:	$1,517	$414	$306	$843	$25,955,314	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2019 (UNAUDITED) :: 89

Short Term USD Emerging Markets Bond ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$7,544,580
Securities, at value(a)	7,318,451
Repurchase Agreements, at value	80,678
Cash	2,937
Foreign cash	—
Segregated cash balances with brokers for futures contracts	—
Segregated cash balances with custodian for swap agreements	—
Dividends and interest receivable	85,304
Receivable for security lending income	—
Receivable for investments sold	—
Due from broker	—
Receivable for capital shares issued	—
Receivable from Advisor	5,996
Reclaims receivable	—
Receivable for variation margin on futures contracts	—
Unrealized appreciation on non-exchange traded swap agreements	—
Unrealized appreciation on forward foreign currency contracts	—
Prepaid expenses	1,423
Total Assets	7,494,789
LIABILITIES:
Cash overdraft	—
Foreign cash overdraft	—
Payable for investments purchased	—
Payable for capital shares redeemed	—
Payable for cash collateral received from securities loaned	—
Advisory fees payable	—
Management Services fees payable	—
Custodian fees payable	599
Administration fees payable	31,506
Trustee fees payable	54
Compliance services fees payable	64
Listing, Data and related fees payable	972
Professional fees payable	9,862
Payable for variation margin on futures contracts	—
Unrealized depreciation on non-exchange traded swap agreements	—
Unrealized depreciation on forward foreign currency contracts	—
Other liabilities	1,551
Total Liabilities	44,608
NET ASSETS	$7,450,181
NET ASSETS CONSIST OF:
Paid in Capital	$8,023,361
Distributable earnings (loss)	(573,180)
NET ASSETS	$7,450,181
Shares (unlimited number of shares authorized, no par value)	100,001
Net Asset Value	$74.50
(a) Includes securities on loan valued at:	$—

See accompanying notes to the financial statements.

90 :: NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

STATEMENTS OF OPERATIONS

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: 91

	Decline of the Retail Store ETF	DJ Brookfield Global Infrastructure ETF	Equities for Rising Rates ETF	Global Listed Private Equity ETF	Hedge Replication ETF	High Yield- Interest Rate Hedged
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$—	$1,711,241	$40,501	$569,147	$31,723	$—
Interest	75,463	3,060	87	1,074	273,834	3,724,995
Securities lending income (Note 2)	—	—	214	—	3	—
Foreign withholding tax on income	—	(113,757)	—	(6,934)	(9)	—
Total Investment Income	75,463	1,600,544	40,802	563,287	305,551	3,724,995
EXPENSES:
Advisory fees (Note 4)	28,433	248,630	5,659	48,697	123,353	296,725
Management Services fees (Note 4)	—	—	—	9,739	16,447	—
Professional fees	22	300	9	11,069	9,382	322
Administration fees (Note 5)	—	—	—	36,887	37,598	—
Custodian fees (Note 6)	—	—	—	2,676	14,010	—
Printing and Shareholder reports	—	—	—	1,549	2,907	—
Listing, Data and related fees (Note 7)	—	—	—	9,469	53,783	—
Trustees fees (Note 8)	87	1,172	38	213	353	1,336
Compliance services fees (Note 4)	33	527	13	89	142	535
Other fees	—	—	—	2,353	2,654	—
Total Gross Expenses before fees waived and/or reimbursed	28,575	250,629	5,719	122,741	260,629	298,918
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	(64,451)	(104,776)	—
Total Net Expenses	28,575	250,629	5,719	58,290	155,853	298,918
Net Investment Income (Loss)	46,888	1,349,915	35,083	504,997	149,698	3,426,077
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	(345,139)	(431,264)	(328,691)	25,250	(1,669,546)
Expiration or closing of futures contracts	—	—	—	—	44,604	(1,652,009)
Expiration or closing of non-exchange traded swap agreements	(2,105,731)	—	—	—	1,192,921	—
In-kind redemptions of investments	—	—	(135,730)	—	—	333,289
Foreign currency transactions	—	(8,067)	—	(1,777)	—	—
Net realized gain (loss)	(2,105,731)	(353,206)	(566,994)	(330,468)	1,262,775	(2,988,266)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	2,542,817	955,325	1,316,993	488,918	2,683,826
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	(20,812)	775,084
Non-exchange traded swap agreements	670,124	—	—	—	(393,482)	—
Foreign currency translations	—	(850)	—	(380)	—	—
Change in net unrealized appreciation/depreciation	670,124	2,541,967	955,325	1,316,613	74,624	3,458,910
Net realized and unrealized gain (loss)	(1,435,607)	2,188,761	388,331	986,145	1,337,399	470,644
Change in Net Assets Resulting from Operations	$(1,388,719)	$3,538,676	$423,414	$1,491,142	$1,487,097	$3,896,721

See accompanying notes to the financial statements.

92 :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Inflation Expectations ETF	Investment Grade-Interest Rate Hedged	K-1 Free Crude Oil Strategy ETF(1)	Large Cap Core Plus	Long Online/ Short Stores ETF	Managed Futures Strategy ETF(1)
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$—	$7,527,651	$12,403	$—
Interest	377,584	5,475,851	88,866	99,458	11,379	27,950
Securities lending income (Note 2)	11,363	9,683	—	2,565	41,230	—
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	388,947	5,485,534	88,866	7,629,674	65,012	27,950
EXPENSES:
Advisory fees (Note 4)	113,819	435,465	34,128	1,754,383	140,997	10,519
Management Services fees (Note 4)	20,694	—	—	—	—	—
Professional fees	8,982	771	32	2,125	125	8
Administration fees (Note 5)	41,657	—	—	—	—	—
Custodian fees (Note 6)	339	—	—	—	—	—
Printing and Shareholder reports	1,313	—	—	—	—	—
Listing, Data and related fees (Note 7)	14,450	—	—	—	—	—
Trustees fees (Note 8)	413	3,171	140	8,538	502	32
Compliance services fees (Note 4)	120	1,300	76	3,628	225	15
Other fees	2,723	—	—	—	—	—
Total Gross Expenses before fees waived and/or reimbursed	204,510	440,707	34,376	1,768,674	141,849	10,574
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(142,607)	—	—	—	—	—
Total Net Expenses	61,903	440,707	34,376	1,768,674	141,849	10,574
Net Investment Income (Loss)	327,044	5,044,827	54,490	5,861,000	(76,837)	17,376
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	3,107,480	(3,433)	(5,083,491)	(3,270,825)	19,425
Expiration or closing of futures contracts	—	(16,213,006)	(1,012,406)	—	—	(45,470)
Expiration or closing of non-exchange traded swap agreements	(3,570,053)	—	—	18,177,142	551,004	(19,913)
In-kind redemptions of investments	—	3,621,356	—	9,215,192	2,576,315	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(3,570,053)	(9,484,170)	(1,015,839)	22,308,843	(143,506)	(45,958)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	2,765,268	15,039,669	6,123	88,061,930	969,349	—
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	4,815,800	1,233,272	—	—	26,100
Non-exchange traded swap agreements	(475,648)	—	—	(10,927,801)	(3,042,531)	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	2,289,620	19,855,469	1,239,395	77,134,129	(2,073,182)	26,100
Net realized and unrealized gain (loss)	(1,280,433)	10,371,299	223,556	99,442,972	(2,216,688)	(19,858)
Change in Net Assets Resulting from Operations	$(953,389)	$15,416,126	$278,046	$105,303,972	$(2,293,525)	$(2,482)

(1)  Consolidated Statement of Operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: 93

	Merger ETF	Morningstar Alternatives Solution ETF		MSCI EAFE Dividend Growers ETF	MSCI Emerging Markets Dividend Growers ETF		MSCI Europe Dividend Growers ETF	Online Retail ETF
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019		Six Months Ended November 30, 2019	Six Months Ended November 30, 2019		Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$21,705	$65,069	(1)	$1,428,382	$353,586		$95,059	$7,795
Income from non-cash dividends	—	—		—	91,480		—	—
Interest	7,968	648		2,317	965		163	755
Securities lending income (Note 2)	—	17,359		—	—		—	27,615
Foreign withholding tax on income	(232)	—		(50,830)	(31,058)		(2,369)	—
Total Investment Income	29,441	83,076		1,379,869	414,973		92,853	36,165
EXPENSES:
Advisory fees (Note 4)	20,330	2,360		304,051	66,047		22,703	65,721
Management Services fees (Note 4)	2,711	3,371		—	—		—	—
Professional fees	9,015	8,697		325	59		22	59
Administration fees (Note 5)	36,882	15,399		—	—		—	—
Custodian fees (Note 6)	1,741	221		—	—		—	—
Printing and Shareholder reports	728	1,199		—	—		—	—
Listing, Data and related fees (Note 7)	18,942	6,639		—	—		—	—
Trustees fees (Note 8)	61	73		1,308	236		92	255
Compliance services fees (Note 4)	27	31		544	101		40	110
Other fees	2,056	2,084		—	—		—	—
Total Gross Expenses before fees waived and/or reimbursed	92,493	40,074		306,228	66,443		22,857	66,145
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(72,216)	(33,260)		—	—		—	—
Total Net Expenses	20,277	6,814		306,228	66,443		22,857	66,145
Net Investment Income (Loss)	9,164	76,262		1,073,641	348,530		69,996	(29,980)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	171,634	(53,503	)(2)	(775,351)	(166,884	)(3)	(265,081)	(1,702,368)
Expiration or closing of futures contracts	—	—		—	—		—	—
Expiration or closing of non-exchange traded swap agreements	(6,486)	—		—	—		—	—
In-kind redemptions of investments	—	—		304,671	—		327,241	129,781
Foreign currency transactions	(1,711)	—		(1,478)	(7,123)		(115)	—
Settlement of forward foreign currency contracts	(12)	—		—	—		—	—
Net realized gain (loss)	163,425	(53,503)		(472,158)	(174,007)		62,045	(1,572,587)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	43,829	—		12,264,631	479,678	(4)	958,405	1,556,824
Investments in Affiliated Underlying Funds	—	160,566		—	—		—	—
Futures contracts	—	—		—	—		—	—
Non-exchange traded swap agreements	(81,546)	—		—	—		—	—
Forward foreign currency contracts	(9,725)	—		—	—		—	—
Foreign currency translations	76	—		(2,174)	(725)		121	—
Change in net unrealized appreciation/depreciation	(47,366)	160,566		12,262,457	478,953		958,526	1,556,824
Net realized and unrealized gain (loss)	116,059	107,063		11,790,299	304,946		1,020,571	(15,763)
Change in Net Assets Resulting from Operations	$125,223	$183,325		$12,863,940	$653,476		$1,090,567	$(45,743)

(1)  Amount represents dividend income received from affiliated Underlying ETFs of $65,069.

(2)  Amount represents net realized gain/loss on the sale of investments in affiliated Underlying ETFs of $(53,503) and distributions of realized gain received from affiliated Underlying ETFs of $0.

(3)  Net of India capital gains tax of $4,680.

(4)  Net of deferred India capital gains tax of $20,810.

See accompanying notes to the financial statements.

94 :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Pet Care ETF	RAFITM Long/Short	Russell 2000 Dividend Growers ETF	Russell U.S. Dividend Growers ETF	S&P 500® Bond ETF	S&P 500® Dividend Aristocrats ETF
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	November 5, 2019* through November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$174,016	$82,161	$8,968,783	$11,534	$—	$68,068,231
Interest	663	16,605	31,722	170	510,528	64,813
Securities lending income (Note 2)	—	217	65,577	—	48	3,764
Foreign withholding tax on income	(23)	(10)	—	—	—	—
Total Investment Income	174,656	98,973	9,066,082	11,704	510,576	68,136,808
EXPENSES:
Advisory fees (Note 4)	101,659	26,230	1,424,550	959	21,264	9,337,473
Management Services fees (Note 4)	—	3,497	—	—	—	—
Professional fees	105	8,721	1,945	2	76	14,193
Administration fees (Note 5)	—	36,577	—	—	—	—
Custodian fees (Note 6)	—	27,428	—	—	—	—
Printing and Shareholder reports	—	1,240	—	—	—	—
Listing, Data and related fees (Note 7)	—	10,387	—	—	—	—
Trustees fees (Note 8)	411	83	7,654	5	310	56,012
Compliance services fees (Note 4)	163	36	3,258	3	127	23,472
Other fees	—	2,116	—	—	—	—
Total Gross Expenses before fees waived and/or reimbursed	102,338	116,315	1,437,407	969	21,777	9,431,150
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(83,181)	—	—	—	—
Total Net Expenses	102,338	33,134	1,437,407	969	21,777	9,431,150
Net Investment Income (Loss)	72,318	65,839	7,628,675	10,735	488,799	58,705,658
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(2,401,225)	30,573	(3,373,882)	—	189,323	1,489,897
Expiration or closing of futures contracts	—	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	—	(2,190,471)	—	—	—	—
In-kind redemptions of investments	970,868	724,183	2,081,550	—	716,772	28,053,618
Foreign currency transactions	(9,272)	—	—	—	—	—
Net realized gain (loss)	(1,439,629)	(1,435,715)	(1,292,332)	—	906,095	29,543,515
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	3,400,255	25,206	43,242,709	12,074	535,586	675,801,722
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	1,377,831	—	—	—	—
Foreign currency translations	(52)	—	—	—	—	—
Change in net unrealized appreciation/depreciation	3,400,203	1,403,037	43,242,709	12,074	535,586	675,801,722
Net realized and unrealized gain (loss)	1,960,574	(32,678)	41,950,377	12,074	1,441,681	705,345,237
Change in Net Assets Resulting from Operations	$2,032,892	$33,161	$49,579,052	$22,809	$1,930,480	$764,050,895

*Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: 95

	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF	S&P MidCap 400® Dividend Aristocrats ETF	S&P Technology Dividend Aristocrats ETF
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	November 5, 2019* through November 30, 2019
INVESTMENT INCOME:
Dividends	$72,536	$20,451	$15,503	$35,141	$9,617,708	$8,454
Interest	174	54	47	86	14,540	9
Securities lending income (Note 2)	6	3	2	1	79,718	—
Foreign withholding tax on income	—	—	(5)	—	—	—
Total Investment Income	72,716	20,508	15,547	35,228	9,711,966	8,463
EXPENSES:
Advisory fees (Note 4)	10,457	2,909	2,108	4,457	1,399,850	1,234
Management Services fees (Note 4)	—	—	—	—	—	—
Professional fees	20	6	4	9	1,904	2
Administration fees (Note 5)	—	—	—	—	—	—
Custodian fees (Note 6)	—	—	—	—	—	—
Printing and Shareholder reports	—	—	—	—	—	—
Listing, Data and related fees (Note 7)	—	—	—	—	—	—
Trustees fees (Note 8)	82	23	19	34	7,443	5
Compliance services fees (Note 4)	33	10	7	16	3,209	3
Other fees	—	—	—	—	—	—
Total Gross Expenses before fees waived and/or reimbursed	10,592	2,948	2,138	4,516	1,412,406	1,244
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Total Net Expenses	10,592	2,948	2,138	4,516	1,412,406	1,244
Net Investment Income (Loss)	62,124	17,560	13,409	30,712	8,299,560	7,219
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(14,388)	(1,857)	(1,244)	(7,201)	2,352,672	—
Expiration or closing of futures contracts	—	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	—	—	—	—	—	—
In-kind redemptions of investments	—	—	—	74,890	1,525,525	—
Foreign currency transactions	—	—	—	—	—	—
Net realized gain (loss)	(14,388)	(1,857)	(1,244)	67,689	3,878,197	—
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	1,076,803	282,657	204,364	290,747	39,163,903	38,945
Investments in Affiliated Underlying Funds	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	—	—	—	—	—	—
Foreign currency translations	—	—	—	—	—	—
Change in net unrealized appreciation/depreciation	1,076,803	282,657	204,364	290,747	39,163,903	38,945
Net realized and unrealized gain (loss)	1,062,415	280,800	203,120	358,436	43,042,100	38,945
Change in Net Assets Resulting from Operations	$1,124,539	$298,360	$216,529	$389,148	$51,341,660	$46,164

*Commencement of investment operations.
See accompanying notes to the financial statements.

96 :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

Short Term USD Emerging Markets Bond ETF
Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$—
Interest	153,666
Securities lending income (Note 2)	—
Foreign withholding tax on income	—
Total Investment Income	153,666
EXPENSES:
Advisory fees (Note 4)	18,958
Management Services fees (Note 4)	3,792
Professional fees	9,959
Administration fees (Note 5)	38,091
Custodian fees (Note 6)	606
Printing and Shareholder reports	947
Listing, Data and related fees (Note 7)	3,942
Trustees fees (Note 8)	83
Compliance services fees (Note 4)	36
Other fees	2,101
Total Gross Expenses before fees waived and/or reimbursed	78,515
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(59,611)
Total Net Expenses	18,904
Net Investment Income (Loss)	134,762
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(581)
Expiration or closing of futures contracts	—
Expiration or closing of non-exchange traded swap agreements	—
In-kind redemptions of investments	—
Foreign currency transactions	—
Net realized gain (loss)	(581)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(90,658)
Investments in Affiliated Underlying Funds	—
Futures contracts	—
Non-exchange traded swap agreements	—
Foreign currency translations	—
Change in net unrealized appreciation/depreciation	(90,658)
Net realized and unrealized gain (loss)	(91,239)
Change in Net Assets Resulting from Operations	$43,523

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: 97

STATEMENTS OF CHANGES IN NET ASSETS

98 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Decline of the Retail Store ETF		DJ Brookfield Global Infrastructure ETF		Equities for Rising Rates ETF
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$46,888	$56,700	$1,349,915	$1,764,799	$35,083	$152,723
Net realized gain (loss)	(2,105,731)	(598,318)	(353,206)	(522,183)	(566,994)	157,035
Change in net unrealized appreciation/depreciation	670,124	557,810	2,541,967	7,525,920	955,325	(1,894,678)
Change in net assets resulting from operations	(1,388,719)	16,192	3,538,676	8,768,536	423,414	(1,584,920)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(32,006)	(73,858)	(2,010,861)	(1,755,775)	(36,414)	(170,671)
Tax return of capital	—	—	—	—	—	—
Total distributions	(32,006)	(73,858)	(2,010,861)	(1,755,775)	(36,414)	(170,671)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	7,701,305	864,756	16,706,192	59,119,619	—	6,037,938
Cost of shares redeemed	(908,376)	(17,807,513)	—	(6,144,980)	(1,639,256)	(15,356,023)
Change in net assets resulting from capital transactions	6,792,929	(16,942,757)	16,706,192	52,974,639	(1,639,256)	(9,318,085)
Change in net assets	5,372,204	(17,000,423)	18,234,007	59,987,400	(1,252,256)	(11,073,676)
NET ASSETS:
Beginning of period	$5,932,918	$22,933,341	$99,367,667	$39,380,267	$3,787,545	$14,861,221
End of period	$11,305,122	$5,932,918	$117,601,674	$99,367,667	$2,535,289	$3,787,545
SHARE TRANSACTIONS:
Beginning of period	150,001	675,001	2,260,001	950,001	100,001	300,001
Issued	200,000	25,000	—	—	—	—
Issued in-kind	—	—	370,000	1,455,000	—	125,000
Redeemed	(25,000)	(550,000)	—	—	—	—
Redemption in-kind	—	—	—	(145,000)	(40,000)	(325,000)
Shares outstanding, end of period	325,001	150,001	2,630,001	2,260,001	60,001	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 99

	Global Listed Private Equity ETF		Hedge Replication ETF		High Yield-Interest Rate Hedged
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$504,997	$949,807	$149,698	$474,695	$3,426,077	$9,751,570
Net realized gain (loss)	(330,468)	(519,918)	1,262,775	(1,714,777)	(2,988,266)	(8,384,925)
Change in net unrealized appreciation/depreciation	1,316,613	(1,023,336)	74,624	293,977	3,458,910	765,514
Change in net assets resulting from operations	1,491,142	(593,447)	1,487,097	(946,105)	3,896,721	2,132,159
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(666,289)	(829,236)	(199,143)	(354,995)	(3,588,760)	(9,915,601)
Tax return of capital	—	—	—	—	—	—
Total distributions	(666,289)	(829,236)	(199,143)	(354,995)	(3,588,760)	(9,915,601)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,039,802	2,646,318	7,278,999	55,061,010	3,268,567	21,865,581
Cost of shares redeemed	—	(1,327,562)	(4,103,958)	(62,813,752)	(11,386,785)	(60,574,890)
Change in net assets resulting from capital transactions	1,039,802	1,318,756	3,175,041	(7,752,742)	(8,118,218)	(38,709,309)
Change in net assets	1,864,655	(103,927)	4,462,995	(9,053,842)	(7,810,257)	(46,492,751)
NET ASSETS:
Beginning of period	$18,817,871	$18,921,798	$31,842,484	$40,896,326	$125,560,966	$172,053,717
End of period	$20,682,526	$18,817,871	$36,305,479	$31,842,484	$117,750,709	$125,560,966
SHARE TRANSACTIONS:
Beginning of period	560,001	525,001	715,000	900,000	1,950,001	2,575,001
Issued	10,000	—	160,000	1,215,000	—	275,000
Issued in-kind	20,000	75,000	—	—	50,000	50,000
Redeemed	—	—	(90,000)	(100,000)	—	(650,000)
Redemption in-kind	—	(40,000)	—	(1,300,000)	(175,000)	(300,000)
Shares outstanding, end of period	590,001	560,001	785,000	715,000	1,825,001	1,950,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

100 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Inflation Expectations ETF		Investment Grade-Interest Rate Hedged		K-1 Free Crude Oil Strategy ETF(1)
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$327,044	$241,810	$5,044,827	$17,462,992	$54,490	$319,581
Net realized gain (loss)	(3,570,053)	1,416,017	(9,484,170)	(29,287,188)	(1,015,839)	(8,412,369)
Change in net unrealized appreciation/depreciation	2,289,620	(2,191,197)	19,855,469	20,829,613	1,239,395	(971,768)
Change in net assets resulting from operations	(953,389)	(533,370)	15,416,126	9,005,417	278,046	(9,064,556)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(272,658)	(255,652)	(5,226,795)	(18,403,684)	(72,027)	(219,383)
Tax return of capital	—	—	—	—	—	—
Total distributions	(272,658)	(255,652)	(5,226,795)	(18,403,684)	(72,027)	(219,383)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	45,203,343	4,384,387	13,053,365	50,968,808	6,096,299	42,394,658
Cost of shares redeemed	—	(6,032,181)	(42,928,820)	(343,463,729)	(6,027,216)	(34,071,936)
Change in net assets resulting from capital transactions	45,203,343	(1,647,794)	(29,875,455)	(292,494,921)	69,083	8,322,722
Change in net assets	43,977,296	(2,436,816)	(19,686,124)	(301,893,188)	275,102	(961,217)
NET ASSETS:
Beginning of period	$7,592,645	$10,029,461	$295,317,071	$597,210,259	$11,198,374	$12,159,591
End of period	$51,569,941	$7,592,645	$275,630,947	$295,317,071	$11,473,476	$11,198,374
SHARE TRANSACTIONS:
Beginning of period	280,001	350,001	4,025,001	7,975,001	575,001	500,001
Issued	320,000	150,000	25,000	50,000	300,000	1,675,000
Issued in-kind	1,370,000	—	150,000	650,000	—	—
Redeemed	—	(220,000)	(25,000)	(925,000)	(300,000)	(1,600,000)
Redemption in-kind	—	—	(550,000)	(3,725,000)	—	—
Shares outstanding, end of period	1,970,001	280,001	3,625,001	4,025,001	575,001	575,001

(1)  Consolidated Statement of Changes in Net Assets.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 101

	Large Cap Core Plus		Long Online / Short Stores ETF		Managed Futures Strategy ETF(1)
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$5,861,000	$12,103,632	$(76,837)	$(164,107)	$17,376	$45,190
Net realized gain (loss)	22,308,843	77,510,337	(143,506)	2,649,040	(45,958)	25,200
Change in net unrealized appreciation/depreciation	77,134,129	(92,782,084)	(2,073,182)	(1,415,092)	26,100	(44,050)
Change in net assets resulting from operations	105,303,972	(3,168,115)	(2,293,525)	1,069,841	(2,482)	26,340
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(6,345,819)	(11,640,683)	—	—	(16,304)	(60,115)
Tax return of capital	—	—	—	—	—	—
Total distributions	(6,345,819)	(11,640,683)	—	—	(16,304)	(60,115)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	558,942,840	3,725,822	16,016,365	4,006,071	3,818,746
Cost of shares redeemed	(59,623,468)	(573,069,209)	(19,921,478)	(21,443,350)	(4,788,696)	(2,983,317)
Change in net assets resulting from capital transactions	(59,623,468)	(14,126,369)	(16,195,656)	(5,426,985)	(782,625)	835,429
Change in net assets	39,334,685	(28,935,167)	(18,489,181)	(4,357,144)	(801,411)	801,654
NET ASSETS:
Beginning of period	$756,295,266	$785,230,433	$48,787,280	$53,144,424	$3,770,519	$2,968,865
End of period	$795,629,951	$756,295,266	$30,298,099	$48,787,280	$2,969,108	$3,770,519
SHARE TRANSACTIONS:
Beginning of period	11,370,000	11,625,000	955,001	1,100,001	95,001	75,001
Issued	—	7,100,000	10,000	50,000	100,000	95,000
Issued in-kind	—	725,000	60,000	275,000	—	—
Redeemed	—	—	—	—	(120,000)	(75,000)
Redemption in-kind	(840,000)	(8,080,000)	(400,000)	(470,000)	—	—
Shares outstanding, end of period	10,530,000	11,370,000	625,001	955,001	75,001	95,001

(1)  Consolidated Statement of Changes in Net Assets.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

102 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Merger ETF		Morningstar Alternatives Solution ETF		MSCI EAFE Dividend Growers ETF
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$9,164	$43,553	$76,262	$131,230	$1,073,641	$2,469,498
Net realized gain (loss)	163,425	243,891	(53,503)	(287,056)	(472,158)	119,267
Change in net unrealized appreciation/depreciation	(47,366)	12,374	160,566	157,963	12,262,457	(8,528,921)
Change in net assets resulting from operations	125,223	299,818	183,325	2,137	12,863,940	(5,940,156)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(12,368)	(53,118)	(70,304)	(128,730)	(1,859,843)	(2,541,157)
Tax return of capital	—	—	—	—	—	—
Total distributions	(12,368)	(53,118)	(70,304)	(128,730)	(1,859,843)	(2,541,157)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	4,551,513	—	754,820	10,365,035	11,478,063
Cost of shares redeemed	(940,748)	(3,659,583)	—	(2,243,915)	(1,806,005)	(9,016,345)
Change in net assets resulting from capital transactions	(940,748)	891,930	—	(1,489,095)	8,559,030	2,461,718
Change in net assets	(827,893)	1,138,630	113,021	(1,615,688)	19,563,127	(6,019,595)
NET ASSETS:
Beginning of period	$5,586,245	$4,447,615	$6,651,640	$8,267,328	$109,558,833	$115,578,428
End of period	$4,758,352	$5,586,245	$6,764,661	$6,651,640	$129,121,960	$109,558,833
SHARE TRANSACTIONS:
Beginning of period	150,001	125,001	180,001	220,001	3,050,001	3,000,001
Issued	—	—	—	—	—	—
Issued in-kind	—	125,000	—	20,000	280,000	300,000
Redeemed	(25,000)	—	—	—	—	—
Redemption in-kind	—	(100,000)	—	(60,000)	(50,000)	(250,000)
Shares outstanding, end of period	125,001	150,001	180,001	180,001	3,280,001	3,050,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 103

	MSCI Emerging Markets Dividend Growers ETF		MSCI Europe Dividend Growers ETF		Online Retail ETF
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	July 13, 2018* through May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$348,530	$450,478	$69,996	$226,184	$(29,980)	$(61,586)
Net realized gain (loss)	(174,007)	(317,828)	62,045	(56,084)	(1,572,587)	1,618,437
Change in net unrealized appreciation/depreciation	478,953	(332,736)	958,526	(811,215)	1,556,824	(2,361,150)
Change in net assets resulting from operations	653,476	(200,086)	1,090,567	(641,115)	(45,743)	(804,299)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(365,174)	(273,032)	(167,211)	(223,120)	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(365,174)	(273,032)	(167,211)	(223,120)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,132,474	15,888,351	405,886	1,045,834	2,596,581	48,573,374
Cost of shares redeemed	—	(14,975,939)	(2,056,885)	(1,575,459)	(1,411,148)	(26,625,000)
Change in net assets resulting from capital transactions	1,132,474	912,412	(1,650,999)	(529,625)	1,185,433	21,948,374
Change in net assets	1,420,776	439,294	(727,643)	(1,393,860)	1,139,690	21,144,075
NET ASSETS:
Beginning of period	$20,602,485	$20,163,191	$9,099,225	$10,493,085	$21,144,075	$—
End of period	$22,023,261	$20,602,485	$8,371,582	$9,099,225	$22,283,765	$21,144,075
SHARE TRANSACTIONS:
Beginning of period	365,001	350,001	235,001	250,001	600,001	—
Issued	—	185,000	—	—	—	—
Issued in-kind	20,000	100,000	10,000	25,000	70,000	1,360,001
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	(270,000)	(50,000)	(40,000)	(40,000)	(760,000)
Shares outstanding, end of period	385,001	365,001	195,001	235,001	630,001	600,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

104 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Pet Care ETF		RAFITM Long/Short		Russell 2000 Dividend Growers ETF
	Six Months Ended November 30, 2019 (Unaudited)	November 5, 2018* through May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$72,318	$48,129	$65,839	$187,502	$7,628,675	$10,681,449
Net realized gain (loss)	(1,439,629)	(180,535)	(1,435,715)	1,192,206	(1,292,332)	8,423,483
Change in net unrealized appreciation/depreciation	3,400,203	461,319	1,403,037	(1,716,628)	43,242,709	(7,564,456)
Change in net assets resulting from operations	2,032,892	328,913	33,161	(336,920)	49,579,052	11,540,476
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(60,377)	(26,927)	(73,230)	(190,928)	(7,799,410)	(9,127,332)
Tax return of capital	—	—	—	—	—	—
Total distributions	(60,377)	(26,927)	(73,230)	(190,928)	(7,799,410)	(9,127,332)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	25,294,082	26,655,679	—	2,708,565	112,685,783	373,796,237
Cost of shares redeemed	(4,110,604)	—	(3,474,318)	(5,045,331)	(11,206,147)	(152,792,594)
Change in net assets resulting from capital transactions	21,183,478	26,655,679	(3,474,318)	(2,336,766)	101,479,636	221,003,643
Change in net assets	23,155,993	26,957,665	(3,514,387)	(2,864,614)	143,259,278	223,416,787
NET ASSETS:
Beginning of period	$26,957,665	$—	$9,058,142	$11,922,756	$630,109,315	$406,692,528
End of period	$50,113,658	$26,957,665	$5,543,755	$9,058,142	$773,368,593	$630,109,315
SHARE TRANSACTIONS:
Beginning of period	675,001	—	260,000	325,000	11,030,001	7,225,001
Issued	—	—	—	25,000	—	1,625,000
Issued in-kind	625,000	675,001	—	50,000	1,900,000	4,785,000
Redeemed	—	—	(20,000)	(35,000)	—	—
Redemption in-kind	(100,000)	—	(80,000)	(105,000)	(190,000)	(2,605,000)
Shares outstanding, end of period	1,200,001	675,001	160,000	260,000	12,740,001	11,030,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 105

	Russell U.S. Dividend Growers ETF	S&P 500® Bond ETF		S&P 500® Dividend Aristocrats ETF
	November 5, 2019* through November 30, 2019 (Unaudited)	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$10,735	$488,799	$1,130,229	$58,705,658	$85,284,426
Net realized gain (loss)	—	906,095	(82,827)	29,543,515	116,794,668
Change in net unrealized appreciation/depreciation	12,074	535,586	822,976	675,801,722	41,108,134
Change in net assets resulting from operations	22,809	1,930,480	1,870,378	764,050,895	243,187,228
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(496,525)	(1,114,469)	(54,937,801)	(84,188,441)
Tax return of capital	—	—	—	—	—
Total distributions	—	(496,525)	(1,114,469)	(54,937,801)	(84,188,441)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,000,040	6,586,633	—	1,107,310,944	1,612,104,397
Cost of shares redeemed	—	(6,585,688)	(5,923,104)	(109,372,439)	(743,476,478)
Change in net assets resulting from capital transactions	4,000,040	945	(5,923,104)	997,938,505	868,627,919
Change in net assets	4,022,849	1,434,900	(5,167,195)	1,707,051,599	1,027,626,706
NET ASSETS:
Beginning of period	$—	$27,168,981	$32,336,176	$4,520,917,529	$3,493,290,823
End of period	$4,022,849	$28,603,881	$27,168,981	$6,227,969,128	$4,520,917,529
SHARE TRANSACTIONS:
Beginning of period	—	325,001	400,001	69,400,001	56,150,001
Issued	100,001	75,000	—	—	6,100,000
Issued in-kind	—	—	—	15,600,000	18,700,000
Redeemed	—	—	(75,000)	—	—
Redemption in-kind	—	(75,000)	—	(1,550,000)	(11,550,000)
Shares outstanding, end of period	100,001	325,001	325,001	83,450,001	69,400,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

106 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	S&P 500® Ex-Energy ETF		S&P 500® Ex-Financials ETF		S&P 500® Ex-Health Care ETF
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$62,124	$112,950	$17,560	$26,118	$13,409	$24,796
Net realized gain (loss)	(14,388)	2,146,397	(1,857)	(9,543)	(1,244)	(9,731)
Change in net unrealized appreciation/depreciation	1,076,803	(1,916,149)	282,657	43,801	204,364	25,261
Change in net assets resulting from operations	1,124,539	343,198	298,360	60,376	216,529	40,326
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(60,649)	(115,305)	(18,173)	(23,095)	(13,602)	(24,804)
Tax return of capital	—	—	—	—	—	—
Total distributions	(60,649)	(115,305)	(18,173)	(23,095)	(13,602)	(24,804)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,271,459	15,796,469	—	566,481	—	—
Cost of shares redeemed	—	(16,362,528)	—	—	—	—
Change in net assets resulting from capital transactions	1,271,459	(566,059)	—	566,481	—	—
Change in net assets	2,335,349	(338,166)	280,187	603,762	202,927	15,522
NET ASSETS:
Beginning of period	$6,717,063	$7,055,229	$1,989,657	$1,385,895	$1,439,272	$1,423,750
End of period	$9,052,412	$6,717,063	$2,269,844	$1,989,657	$1,642,199	$1,439,272
SHARE TRANSACTIONS:
Beginning of period	115,001	125,001	35,001	25,001	25,001	25,001
Issued	—	150,000	—	—	—	—
Issued in-kind	20,000	110,000	—	10,000	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	(270,000)	—	—	—	—
Shares outstanding, end of period	135,001	115,001	35,001	35,001	25,001	25,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 107

	S&P 500® Ex-Technology ETF		S&P MidCap 400® Dividend Aristocrats ETF		S&P Technology Dividend Aristocrats ETF
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	November 5, 2019* through November 30, 2019 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$30,712	$51,167	$8,299,560	$8,726,676	$7,219
Net realized gain (loss)	67,689	319,362	3,878,197	4,839,336	—
Change in net unrealized appreciation/depreciation	290,747	(286,730)	39,163,903	4,900,357	38,945
Change in net assets resulting from operations	389,148	83,799	51,341,660	18,466,369	46,164
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(31,470)	(50,418)	(7,690,062)	(7,722,417)	—
Tax return of capital	—	—	—	—	—
Total distributions	(31,470)	(50,418)	(7,690,062)	(7,722,417)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,146,352	1,900,672	107,545,836	244,403,083	4,000,040
Cost of shares redeemed	(552,528)	(1,382,689)	(7,083,195)	(19,268,536)	—
Change in net assets resulting from capital transactions	593,824	517,983	100,462,641	225,134,547	4,000,040
Change in net assets	951,502	551,364	144,114,239	235,878,499	4,046,204
NET ASSETS:
Beginning of period	$3,125,548	$2,574,184	$615,827,518	$379,949,019	$—
End of period	$4,077,050	$3,125,548	$759,941,757	$615,827,518	$4,046,204
SHARE TRANSACTIONS:
Beginning of period	60,001	50,001	11,100,001	7,050,001	—
Issued	—	25,000	—	—	100,001
Issued in-kind	20,000	10,000	1,850,000	4,395,000	—
Redeemed	—	—	—	—	—
Redemption in-kind	(10,000)	(25,000)	(120,000)	(345,000)	—
Shares outstanding, end of period	70,001	60,001	12,830,001	11,100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

108 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Term USD Emerging Markets Bond ETF
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$134,762	$269,245
Net realized gain (loss)	(581)	(161,557)
Change in net unrealized appreciation/depreciation	(90,658)	188,489
Change in net assets resulting from operations	43,523	296,177
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(134,215)	(276,853)
Tax return of capital	—	—
Total distributions	(134,215)	(276,853)
CAPITAL TRANSACTIONS (a):
Cost of shares redeemed	—	(3,728,791)
Change in net assets resulting from capital transactions	—	(3,728,791)
Change in net assets	(90,692)	(3,709,467)
NET ASSETS:
Beginning of period	$7,540,873	$11,250,340
End of period	$7,450,181	$7,540,873
SHARE TRANSACTIONS:
Beginning of period	100,001	150,001
Issued	—	—
Issued in-kind	—	—
Redeemed	—	—
Redemption in-kind	—	(50,000)
Shares outstanding, end of period	100,001	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 109

FINANCIAL HIGHLIGHTS

110 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Decline of the Retail Store ETF
Six Months ended November 30, 2019 (Unaudited)	$39.55	$0.20	$(4.84)	$—	$(4.64)	$(0.13)	$—	$—	$(0.13)	$34.78	(11.76)%	(11.82)%
Year ended May 31, 2019	33.98	0.25	5.57 (i)	—	5.82	(0.25)	—	—	(0.25)	39.55	17.29	17.27
November 14, 2017* through May 31, 2018	40.00	0.12	(6.09)	—	(5.97)	(0.05)	—	—	(0.05)	33.98	(14.95)	(14.94)
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2019 (Unaudited)	43.97	0.55	1.04	—	1.59	(0.84)	—	—	(0.84)	44.72	3.60	3.60
Year ended May 31, 2019	41.45	1.19	2.75	—	3.94	(1.42)	—	—	(1.42)	43.97	9.80	9.82
Year ended May 31, 2018	43.14	1.09	(1.35)	—	(0.26)	(1.43)	—	—	(1.43)	41.45	(0.62)	(0.47)
Year ended May 31, 2017	39.16	1.25	3.81	—	5.06	(1.08)	—	—	(1.08)	43.14	13.19	13.97
Year ended May 31, 2016	44.05	1.01	(4.06)	—	(3.05)	(1.41)	—	(0.43)	(1.84)	39.16	(6.68)	(7.67)
Year ended May 31, 2015	43.04	0.87	1.08 (i)	—	1.95	(0.94)	—	—	(0.94)	44.05	4.56	4.94

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Decline of the Retail Store ETF
Six Months ended November 30, 2019 (Unaudited)	0.66%	0.66%	1.08%	1.08%	$11,305	—%
Year ended May 31, 2019	0.65	0.65	0.77	0.77	5,933	—
November 14, 2017* through May 31, 2018	0.65	0.65	0.62	0.62	22,933	—
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2019 (Unaudited)	0.45	0.45	2.45	2.45	117,602	4
Year ended May 31, 2019	0.45	0.45	2.81	2.81	99,368	14
Year ended May 31, 2018	0.45	0.45	2.58	2.58	39,380	11
Year ended May 31, 2017	0.79	0.45	2.75	3.09	42,060	23
Year ended May 31, 2016	1.35	0.45	1.75	2.65	28,388	22
Year ended May 31, 2015	1.21	0.45	1.22	1.98	27,529	11

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 111

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Equities for Rising Rates ETF
Six Months ended November 30, 2019 (Unaudited)	$37.88	$0.43		$4.35	$—	$4.78	$(0.41)	$—	$—	$(0.41)	$42.25	12.71%	13.46%
Year ended May 31, 2019	49.54	0.81		(11.49)	—	(10.68)	(0.98)	—	—	(0.98)	37.88	(21.81)	(22.25)
July 24, 2017* through May 31, 2018	40.00	0.56		9.46	—	10.02	(0.48)	—	—	(0.48)	49.54	25.15	25.61
Global Listed Private Equity ETF
Six Months ended November 30, 2019 (Unaudited)	33.60	0.89		1.76	—	2.65	(1.19)	—	—	(1.19)	35.06	7.98	8.57
Year ended May 31, 2019	36.04	1.67		(2.67)	—	(1.00)	(1.44)	—	—	(1.44)	33.60	(2.70)	(2.88)
Year ended May 31, 2018	43.21	2.76		(1.38)	—	1.38	(8.55)	—	—	(8.55)	36.04	3.54	3.27
Year ended May 31, 2017	38.00	3.04	(l)	3.87	—	6.91	(1.21)	—	(0.49)	(1.70)	43.21	18.83	18.49
Year ended May 31, 2016	42.13	2.13		(1.70)	—	0.43	(4.56)	—	—	(4.56)	38.00	1.57	2.27
Year ended May 31, 2015	44.25	1.59		(1.36)	—	0.23	(2.35)	—	—	(2.35)	42.13	0.79	0.60

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)						SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions		Net investment income (loss) net of waivers, if any		Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Equities for Rising Rates ETF
Six Months ended November 30, 2019 (Unaudited)	0.35%	0.35%	2.17%		2.17%		$2,535	68%
Year ended May 31, 2019	0.35	0.35	1.75		1.75		3,788	89
July 24, 2017* through May 31, 2018	0.35	0.35	1.48		1.48		14,861	49
Global Listed Private Equity ETF
Six Months ended November 30, 2019 (Unaudited)	1.26	0.60	4.53		5.20		20,683	9
Year ended May 31, 2019	1.22	0.60	4.25		4.87		18,818	25
Year ended May 31, 2018	1.97	0.60	5.59		6.95		18,922	23
Year ended May 31, 2017	1.87	0.60	6.50	(l)	7.77	(l)	11,882	34
Year ended May 31, 2016	1.90	0.60	4.21		5.51		9,499	21
Year ended May 31, 2015	1.93	0.60	2.53		3.86		14,746	18

*  Commencement of investment operations.

See accompanying notes to the financial statements.

112 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Hedge Replication ETF
Six Months ended November 30, 2019 (Unaudited)	$44.53	$0.21	$1.79	$—	$2.00	$(0.28)	$—	$—	$(0.28)	$46.25	4.48%	4.47%
Year ended May 31, 2019	45.44	0.51	(1.06)	—	(0.55)	(0.36)	—	—	(0.36)	44.53	(1.21)	(1.39)
Year ended May 31, 2018	44.03	0.12	1.29	—	1.41	— (h)	—	—	— (h)	45.44	3.22	3.48
Year ended May 31, 2017	42.01	(0.19)	2.21	—	2.02	—	—	—	—	44.03	4.81	4.63
Year ended May 31, 2016	43.34	(0.27)	(1.06)	—	(1.33)	— (h)	—	—	— (h)	42.01	(3.06)	(2.99)
Year ended May 31, 2015	41.96	(0.27)	1.65	—	1.38	—	—	—	—	43.34	3.28	3.34
High Yield-Interest Rate Hedged
Six Months ended November 30, 2019 (Unaudited)	64.39	1.87	0.21	—	2.08	(1.95)	—	—	(1.95)	64.52	3.27	3.67
Year ended May 31, 2019	66.82	4.04	(2.41)	0.02	1.65	(4.08)	—	—	(4.08)	64.39	2.50	2.29
Year ended May 31, 2018	68.59	3.90	(1.84)	0.03	2.09	(3.86)	—	—	(3.86)	66.82	3.10	2.73
Year ended May 31, 2017	64.45	3.75	3.90	0.08	7.73	(3.59)	—	—	(3.59)	68.59	12.29	12.61
Year ended May 31, 2016	73.42	3.95	(9.04)	0.05	(5.04)	(3.93)	—	—	(3.93)	64.45	(6.79)	(7.08)
Year ended May 31, 2015	79.52	3.97	(6.10)	0.10	(2.03)	(4.07)	—	—	(4.07)	73.42	(2.58)	(2.48)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Hedge Replication ETF
Six Months ended November 30, 2019 (Unaudited)	1.59%	0.95%	0.27%	0.91%	$36,305	28%
Year ended May 31, 2019	1.53	0.95	0.55	1.13	31,842	106
Year ended May 31, 2018	1.78	0.95	(0.57)	0.26	40,896	170
Year ended May 31, 2017	1.84	0.95	(1.33)	(0.45)	39,626	121
Year ended May 31, 2016	2.10	0.95	(1.79)	(0.64)	36,759	128
Year ended May 31, 2015	2.06	0.95	(1.74)	(0.63)	40,086	164
High Yield-Interest Rate Hedged
Six Months ended November 30, 2019 (Unaudited)	0.51	0.51	5.79	5.79	117,751	22
Year ended May 31, 2019	0.50	0.50	6.10	6.10	125,561	49
Year ended May 31, 2018	0.50	0.50	5.75	5.75	172,054	42
Year ended May 31, 2017	0.61	0.50	5.49	5.59	140,613	50
Year ended May 31, 2016	0.85	0.50	5.63	5.98	88,617	51
Year ended May 31, 2015	0.81	0.50	4.92	5.24	128,488	82
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 113

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Inflation Expectations ETF
Six Months ended November 30, 2019 (Unaudited)	$27.12	$0.21	$(0.76)	$—	(h)	$(0.55)	$(0.39)	$—	$—	$(0.39)	$26.18	(2.02)%	(2.34)%
Year ended May 31, 2019	28.66	0.59	(1.53)	0.01		(0.93)	(0.61)	—	—	(0.61)	27.12	(3.35)	(2.69)
Year ended May 31, 2018	27.81	0.54	1.11 (i)	0.01		1.66	(0.81)	—	—	(0.81)	28.66	6.14	3.62
Year ended May 31, 2017	27.46	0.64	0.09 (i)	0.01		0.74	(0.39)	—	—	(0.39)	27.81	2.71	2.91
Year ended May 31, 2016	30.95	0.37	(3.35)	0.01		(2.97)	(0.52)	—	—	(0.52)	27.46	(9.60)	(9.47)
Year ended May 31, 2015	35.81	0.13	(4.55)	0.01		(4.41)	(0.41)	—	(0.04)	(0.45)	30.95	(12.49)	(12.52)
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2019 (Unaudited)	73.37	1.30	2.70	—	(h)	4.00	(1.33)	—	—	(1.33)	76.04	5.50	5.73
Year ended May 31, 2019	74.89	2.87	(1.43)	0.01		1.45	(2.97)	—	—	(2.97)	73.37	1.99	1.51
Year ended May 31, 2018	75.75	2.74	(0.97)	—	(h)	1.77	(2.63)	—	—	(2.63)	74.89	2.31	2.27
Year ended May 31, 2017	73.45	2.62	2.14	0.05		4.81	(2.51)	—	—	(2.51)	75.75	6.65	6.90
Year ended May 31, 2016	76.61	2.69	(3.20)	0.07		(0.44)	(2.72)	—	—	(2.72)	73.45	(0.48)	(0.76)
Year ended May 31, 2015	81.19	2.73	(4.87)	0.25		(1.89)	(2.69)	—	—	(2.69)	76.61	(2.38)	(2.74)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Inflation Expectations ETF
Six Months ended November 30, 2019 (Unaudited)	0.99%	0.30%	0.89%	1.58%	$51,570	—%
Year ended May 31, 2019	1.75	0.30	0.63	2.08	7,593	120
Year ended May 31, 2018	1.21	0.30	1.07	1.98	10,029	46
Year ended May 31, 2017	1.21	0.32	1.36	2.25	57,012	190
Year ended May 31, 2016	4.83	0.75	(2.80)	1.28	3,433	121
Year ended May 31, 2015	3.68	0.75	(2.52)	0.41	3,869	110
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2019 (Unaudited)	0.30	0.30	3.48	3.48	275,631	11
Year ended May 31, 2019	0.30	0.30	3.87	3.87	295,317	22
Year ended May 31, 2018	0.30	0.30	3.58	3.58	597,210	24
Year ended May 31, 2017	0.38	0.30	3.42	3.50	295,426	30
Year ended May 31, 2016	0.61	0.30	3.35	3.66	119,364	39
Year ended May 31, 2015	0.63	0.30	3.16	3.48	157,049	43

See accompanying notes to the financial statements.

114 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
K-1 Free Crude Oil Strategy ETF(1)
Six Months ended November 30, 2019 (Unaudited)	$19.48	$0.11	$0.50	$—	$0.61	$(0.14)	$—	$—	$(0.14)	$19.95	3.14%	4.54%
Year ended May 31, 2019	24.32	0.27	(4.97)	—	(4.70)	(0.14)	—	—	(0.14)	19.48	(19.30)	(19.85)
Year ended May 31, 2018	18.93	0.10	6.63	—	6.73	(1.34)	—	—	(1.34)	24.32	36.41	37.11
September 26, 2016* through May 31, 2017	20.00	(0.04)	(1.03)	—	(1.07)	—	—	—	—	18.93	(5.33)	(5.70)
Large Cap Core Plus
Six Months ended November 30, 2019 (Unaudited)	66.52	0.54	9.07	—	9.61	(0.57)	—	—	(0.57)	75.56	14.52	14.58
Year ended May 31, 2019	67.55	1.03	(1.09)	—	(0.06)	(0.97)	—	—	(0.97)	66.52	(0.08)	(0.25)
Year ended May 31, 2018	59.60	0.96	7.84	—	8.80	(0.85)	—	—	(0.85)	67.55	14.85	15.00
Year ended May 31, 2017	51.23	0.88	8.28	—	9.16	(0.79)	—	—	(0.79)	59.60	18.04	18.02
Year ended May 31, 2016	50.91	0.85	0.32 (i)	—	1.17	(0.85)	—	—	(0.85)	51.23	2.38	2.27
Year ended May 31, 2015(m)	46.85	0.76	4.03	—	4.79	(0.73)	—	—	(0.73)	50.91	10.27	10.48

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
K-1 Free Crude Oil Strategy ETF(1)
Six Months ended November 30, 2019 (Unaudited)	0.66%	0.66%	1.04%	1.04%	$11,473	—%
Year ended May 31, 2019	0.65	0.65	1.24	1.24	11,198	—
Year ended May 31, 2018	0.65	0.65	0.46	0.46	12,160	—
September 26, 2016* through May 31, 2017	0.65	0.65	(0.31)	(0.31)	2,840	—
Large Cap Core Plus
Six Months ended November 30, 2019 (Unaudited)	0.45	0.45	1.51	1.51	795,630	28
Year ended May 31, 2019	0.45	0.45	1.51	1.51	756,295	52
Year ended May 31, 2018	0.45	0.45	1.48	1.48	785,230	53
Year ended May 31, 2017	0.71	0.45	1.33	1.58	646,662	51
Year ended May 31, 2016	0.97	0.45	1.21	1.74	390,651	57
Year ended May 31, 2015(m)	0.97	0.45	1.01	1.53	488,727	49

*  Commencement of investment operations.

(1)  Consolidated Financial Highlights.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 115

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Long Online /Short Stores ETF
Six Months ended November 30, 2019 (Unaudited)	$51.09	$(0.09)	$(2.52)	$—	$(2.61)	$—	$—	$—	$—	$48.48	(5.11)%	(5.13)%
Year ended May 31, 2019	48.31	(0.15)	2.93	—	2.78	—	—	—	—	51.09	5.74	5.56
November 14, 2017* through May 31, 2018	40.00	(0.08)	8.39	—	8.31	—	—	—	—	48.31	20.78	21.03
Managed Futures Strategy ETF(1)
Six Months ended November 30, 2019 (Unaudited)	39.69	0.25	(0.15)	—	0.10	(0.20)	—	—	(0.20)	39.59	0.22	0.24
Year ended May 31, 2019	39.58	0.54	0.20 (i)	—	0.74	(0.58)	(0.05)	—	(0.63)	39.69	1.85	0.89
Year ended May 31, 2018	41.09	0.12	(1.59)	—	(1.47)	(0.04)	—	—	(0.04)	39.58	(3.58)	(2.59)
Year ended May 31, 2017	39.77	(0.16)	1.48	—	1.32	—	—	—	—	41.09	3.32	2.96
February 17, 2016* through May 31, 2016	40.00	(0.06)	(0.17)	—	(0.23)	—	—	—	—	39.77	(0.57)	(0.33)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Long Online /Short Stores ETF
Six Months ended November 30, 2019 (Unaudited)	0.66%	0.66%	(0.36)%	(0.36)%	$30,298	52%
Year ended May 31, 2019	0.65	0.65	(0.31)	(0.31)	48,787	53
November 14, 2017* through May 31, 2018	0.65	0.65	(0.32)	(0.32)	53,144	30
Managed Futures Strategy ETF(1)
Six Months ended November 30, 2019 (Unaudited)	0.76	0.76	1.24	1.24	2,969	1381
Year ended May 31, 2019	0.75	0.75	1.35	1.35	3,771	2398
Year ended May 31, 2018	0.75	0.75	0.31	0.31	2,969	1732
Year ended May 31, 2017	0.75	0.75	(0.41)	(0.41)	5,137	—
February 17, 2016* through May 31, 2016	0.76	0.76	(0.56)	(0.56)	5,966	—

*  Commencement of investment operations.

(1)  Consolidated Financial Highlights.

See accompanying notes to the financial statements.

116 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Merger ETF
Six Months ended November 30, 2019 (Unaudited)	$37.24	$0.06	$0.85	$—	$0.91	$(0.08)	$—	$—	$(0.08)	$38.07	2.44%	2.15%
Year ended May 31, 2019	35.58	0.32	1.85	—	2.17	(0.51)	—	—	(0.51)	37.24	6.16	7.58
Year ended May 31, 2018	35.67	0.22	(0.18)	—	0.04	(0.13)	—	—	(0.13)	35.58	0.11	(1.26)
Year ended May 31, 2017	36.72	0.11	(0.89)	—	(0.78)	(0.27)	—	—	(0.27)	35.67	(2.13)	(1.54)
Year ended May 31, 2016	36.61	0.12	0.09	—	0.21	(0.10)	—	—	(0.10)	36.72	0.54	(0.71)
Year ended May 31, 2015	37.07	0.25	(0.49)	—	(0.24)	(0.22)	—	—	(0.22)	36.61	(0.63)	0.42
Morningstar Alternatives Solution ETF
Six Months ended November 30, 2019 (Unaudited)	36.95	0.42	0.60	—	1.02	(0.39)	—	—	(0.39)	37.58	2.77	3.30
Year ended May 31, 2019	37.58	0.66	(0.65)	—	0.01	(0.64)	—	—	(0.64)	36.95	0.04	(0.30)
Year ended May 31, 2018	39.17	1.33	(1.59)	—	(0.26)	(1.33)	—	—	(1.33)	37.58	(0.68)	(0.71)
Year ended May 31, 2017	38.29	0.40	0.94	—	1.34	(0.45)	—	(0.01)	(0.46)	39.17	3.51	4.10
Year ended May 31, 2016	40.45	0.89	(2.21)	—	(1.32)	(0.84)	—	—	(0.84)	38.29	(3.25)	(3.78)
October 8, 2014* through May 31, 2015	40.00	0.21	0.44	—	0.65	(0.20)	—	—	(0.20)	40.45	1.62	1.66

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Merger ETF
Six Months ended November 30, 2019 (Unaudited)	3.42%	0.75%	(2.33)%	0.34%	$4,758	162%
Year ended May 31, 2019	3.49	0.75	(1.87)	0.87	5,586	314
Year ended May 31, 2018	4.05	0.75	(2.68)	0.62	4,448	296
Year ended May 31, 2017	3.81	0.75	(2.77)	0.29	2,675	370
Year ended May 31, 2016	3.09	0.75	(2.01)	0.33	7,343	350
Year ended May 31, 2015	4.94	0.75	(3.50)	0.69	6,406	332
Morningstar Alternatives Solution ETF
Six Months ended November 30, 2019 (Unaudited)	1.19	0.20	1.28	2.27	6,765	27
Year ended May 31, 2019	1.06	0.22	0.94	1.78	6,652	67
Year ended May 31, 2018	0.45	0.21	3.22	3.45	8,267	57
Year ended May 31, 2017	0.81	0.21	0.43	1.03	21,542	65
Year ended May 31, 2016	0.63	0.14	1.82	2.31	21,825	74
October 8, 2014* through May 31, 2015	1.18	0.16	(0.21)	0.82	23,458	34

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 117

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
MSCI EAFE Dividend Growers ETF
Six Months ended November 30, 2019 (Unaudited)	$35.92	$0.33		$3.70	$—	$4.03	$(0.58)	$—	$—	$(0.58)	$39.37	11.30%	11.36%
Year ended May 31, 2019	38.53	0.80		(2.59)	—	(1.79)	(0.82)	—	—	(0.82)	35.92	(4.72)	(4.92)
Year ended May 31, 2018	37.13	0.86		1.49	—	2.35	(0.95)	—	—	(0.95)	38.53	6.42	6.12
Year ended May 31, 2017	35.79	0.79		1.42	—	2.21	(0.87)	—	—	(0.87)	37.13	6.38	7.43
Year ended May 31, 2016	39.36	1.42	(j)	(4.26)	—	(2.84)	(0.73)	—	—	(0.73)	35.79	(7.23)	(8.43)
August 19, 2014* through May 31, 2015	40.00	1.02		(1.35)	—	(0.33)	(0.31)	—	—	(0.31)	39.36	(0.79)	0.06
MSCI Emerging Markets Dividend Growers ETF
Six Months ended November 30, 2019 (Unaudited)	56.45	0.91		0.79	—	1.70	(0.95)	—	—	(0.95)	57.20	3.05	2.77
Year ended May 31, 2019	57.61	1.20		(1.67)	—	(0.47)	(0.69)	—	—	(0.69)	56.45	(0.84)	(0.43)
Year ended May 31, 2018	52.18	1.11		5.60	—	6.71	(1.28)	—	—	(1.28)	57.61	13.02	12.43
Year ended May 31, 2017	45.51	0.86		7.07	—	7.93	(1.26)	—	—	(1.26)	52.18	17.80	18.81
January 25, 2016* through May 31, 2016	40.00	0.29		5.33	—	5.62	(0.11)	—	—	(0.11)	45.51	14.05	13.77

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any		Net assets, end of period (000)	Portfolio turnover rate (c)(g)
MSCI EAFE Dividend Growers ETF
Six Months ended November 30, 2019 (Unaudited)	0.50%	0.50%	1.77%	1.77%		$129,122	55%
Year ended May 31, 2019	0.50	0.50	2.19	2.19		109,559	31
Year ended May 31, 2018	0.50	0.50	2.27	2.27		115,578	32
Year ended May 31, 2017	0.71	0.50	2.09	2.30		61,262	35
Year ended May 31, 2016	1.44	0.50	3.03 (j)	3.97	(j)	30,421	34
August 19, 2014* through May 31, 2015	2.01	0.50	1.89	3.40		11,808	24
MSCI Emerging Markets Dividend Growers ETF
Six Months ended November 30, 2019 (Unaudited)	0.61	0.61	3.17	3.17		22,023	31
Year ended May 31, 2019	0.60	0.60	2.15	2.15		20,602	79
Year ended May 31, 2018	0.60	0.60	1.93	1.93		20,163	61
Year ended May 31, 2017	1.11	0.60	1.27	1.78		10,436	73
January 25, 2016* through May 31, 2016	3.64	0.60	(1.18)	1.86		7,965	12

*  Commencement of investment operations.

See accompanying notes to the financial statements.

118 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
MSCI Europe Dividend Growers ETF
Six Months ended November 30, 2019 (Unaudited)	$38.72	$0.34	$4.60	$—	$4.94	$(0.73)	$—	$—	$(0.73)	$42.93	12.90%	12.74%
Year ended May 31, 2019	41.97	0.86	(3.24)	—	(2.38)	(0.87)	—	—	(0.87)	38.72	(5.79)	(5.77)
Year ended May 31, 2018	41.08	0.93	0.93	—	1.86	(0.97)	—	—	(0.97)	41.97	4.62	4.16
Year ended May 31, 2017	38.78	0.84	2.23	—	3.07	(0.77)	—	—	(0.77)	41.08	8.13	7.81
September 9, 2015* through May 31, 2016	40.00	1.04 (k)	(1.94)	—	(0.90)	(0.32)	—	—	(0.32)	38.78	(2.22)	(1.53)
Online Retail ETF
Six Months ended November 30, 2019 (Unaudited)	35.24	(0.05)	0.18 (i)	—	0.13	—	—	—	—	35.37	0.37	0.51
July 13, 2018* through May 31, 2019	40.00	(0.09)	(4.67)	—	(4.76)	—	—	—	—	35.24	(11.90)	(11.98)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
MSCI Europe Dividend Growers ETF
Six Months ended November 30, 2019 (Unaudited)	0.55%	0.55%	1.70%	1.70%	$8,372	51%
Year ended May 31, 2019	0.55	0.55	2.15	2.15	9,099	28
Year ended May 31, 2018	0.55	0.55	2.24	2.24	10,493	31
Year ended May 31, 2017	0.99	0.55	1.82	2.26	9,244	34
September 9, 2015* through May 31, 2016	3.26	0.55	1.00 (k)	3.71 (k)	6,787	25
Online Retail ETF
Six Months ended November 30, 2019 (Unaudited)	0.59	0.59	(0.27)	(0.27)	22,284	56
July 13, 2018* through May 31, 2019	0.58	0.58	(0.30)	(0.30)	21,144	46

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 119

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Pet Care ETF
Six Months ended November 30, 2019 (Unaudited)	$39.94	$0.07	$1.84		$—	$1.91	$(0.09)	$—	$—	$(0.09)	$41.76	4.79%	4.76%
November 5, 2018* through May 31, 2019	40.00	0.08	(0.10	)(i)	—	(0.02)	(0.04)	—	—	(0.04)	39.94	(0.04)	(0.08)
RAFITM Long/Short
Six Months ended November 30, 2019 (Unaudited)	34.84	0.33	(0.17)		—	0.16	(0.35)	—	—	(0.35)	34.65	0.47	0.35
Year ended May 31, 2019	36.69	0.64	(1.81)		—	(1.17)	(0.68)	—	—	(0.68)	34.84	(3.23)	(3.17)
Year ended May 31, 2018	37.89	0.56	(1.18)		—	(0.62)	(0.58)	—	—	(0.58)	36.69	(1.66)	(2.00)
Year ended May 31, 2017	39.10	0.52	(1.26)		—	(0.74)	(0.47)	—	—	(0.47)	37.89	(1.94)	(1.81)
Year ended May 31, 2016	40.99	0.71	(1.82)		—	(1.11)	(0.78)	—	—	(0.78)	39.10	(2.70)	(2.53)
Year ended May 31, 2015	42.79	0.55	(1.77)		—	(1.22)	(0.58)	—	—	(0.58)	40.99	(2.86)	(3.19)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Pet Care ETF
Six Months ended November 30, 2019 (Unaudited)	0.50%	0.50%	0.36%	0.36%	$50,114	32%
November 5, 2018* through May 31, 2019	0.50	0.50	0.36	0.36	26,958	42
RAFITM Long/Short
Six Months ended November 30, 2019 (Unaudited)	3.33	0.95	(0.50)	1.89	5,544	2
Year ended May 31, 2019	2.55	0.95	0.18	1.79	9,058	30
Year ended May 31, 2018	1.83	0.95	0.62	1.50	11,923	14
Year ended May 31, 2017	1.45	0.95	0.84	1.34	25,575	11
Year ended May 31, 2016	1.41	0.95	1.35	1.80	41,059	69
Year ended May 31, 2015	1.17	0.95	1.09	1.31	50,218	65

*  Commencement of investment operations.

See accompanying notes to the financial statements.

120 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Russell 2000 Dividend Growers ETF
Six Months ended November 30, 2019 (Unaudited)	$57.13	$0.64	$3.59	$—	$4.23	$(0.66)	$—	$—	$(0.66)	$60.70	7.45%	7.41%
Year ended May 31, 2019	56.29	1.26	0.67	—	1.93	(1.09)	—	—	(1.09)	57.13	3.48	3.55
Year ended May 31, 2018	53.30	1.11	2.89	—	4.00	(1.01)	—	—	(1.01)	56.29	7.57	7.53
Year ended May 31, 2017	44.78	0.94	8.31	—	9.25	(0.73)	—	—	(0.73)	53.30	20.75	20.70
Year ended May 31, 2016	39.43	0.88	5.22	—	6.10	(0.75)	—	—	(0.75)	44.78	15.71	15.39
February 3, 2015* through May 31, 2015	40.00	0.24	(0.67)	—	(0.43)	(0.14)	—	—	(0.14)	39.43	(1.09)	(0.74)
Russell U.S. Dividend Growers ETF
November 5, 2019* through November 30, 2019 (Unaudited)	40.00	0.11	0.12	—	0.23	—	—	—	—	40.23	0.57	0.65

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Russell 2000 Dividend Growers ETF
Six Months ended November 30, 2019 (Unaudited)	0.40%	0.40%	2.15%	2.15%	$773,369	21%
Year ended May 31, 2019	0.40	0.40	2.17	2.17	630,109	26
Year ended May 31, 2018	0.40	0.40	2.03	2.03	406,693	20
Year ended May 31, 2017	0.46	0.40	1.77	1.82	410,391	26
Year ended May 31, 2016	0.91	0.40	1.60	2.11	85,089	14
February 3, 2015* through May 31, 2015	3.14	0.40	(0.83)	1.90	4,929	7
Russell U.S. Dividend Growers ETF
November 5, 2019* through November 30, 2019 (Unaudited)	0.35	0.35	3.93	3.93	4,023	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 121

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Bond ETF
Six Months ended November 30, 2019 (Unaudited)	$83.60	$1.50	$4.44	$—	$5.94	$(1.53)	$—	$—	$(1.53)	$88.01	7.14%	7.12%
Year ended May 31, 2019	80.84	3.07	2.70	0.02	5.79	(3.03)	—	—	(3.03)	83.60	7.40	7.21
May 1, 2018* through May 31, 2018	80.00	0.23	0.44	0.17	0.84	—	—	—	—	80.84	1.05	1.36
S&P 500® Dividend Aristocrats ETF
Six Months ended November 30, 2019 (Unaudited)	65.14	0.78	9.46	—	10.24	(0.75)	—	—	(0.75)	74.63	15.80	15.89
Year ended May 31, 2019	62.21	1.42	2.94	—	4.36	(1.43)	—	—	(1.43)	65.14	7.10	7.07
Year ended May 31, 2018	57.46	1.37	4.54	—	5.91	(1.16)	—	—	(1.16)	62.21	10.34	10.34
Year ended May 31, 2017	53.14	1.18	4.28	—	5.46	(1.14)	—	—	(1.14)	57.46	10.41	10.43
Year ended May 31, 2016	50.38	1.11	2.65	—	3.76	(1.00)	—	—	(1.00)	53.14	7.64	7.69
Year ended May 31, 2015	45.59	1.03	4.58	—	5.61	(0.82)	—	—	(0.82)	50.38	12.39	12.29

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Bond ETF
Six Months ended November 30, 2019 (Unaudited)	0.15%	0.15%	3.46%	3.46%	$28,604	15%
Year ended May 31, 2019	0.15	0.15	3.82	3.82	27,169	29
May 1, 2018* through May 31, 2018	0.15	0.15	3.50	3.50	32,336	4
S&P 500® Dividend Aristocrats ETF
Six Months ended November 30, 2019 (Unaudited)	0.35	0.35	2.20	2.20	6,227,969	7
Year ended May 31, 2019	0.35	0.35	2.17	2.17	4,520,918	20
Year ended May 31, 2018	0.35	0.35	2.23	2.23	3,493,291	22
Year ended May 31, 2017	0.41	0.35	2.08	2.14	3,008,063	16
Year ended May 31, 2016	0.56	0.35	2.00	2.21	1,918,336	21
Year ended May 31, 2015	0.58	0.35	1.87	2.10	743,101	18

*  Commencement of investment operations.

See accompanying notes to the financial statements.

122 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Ex-Energy ETF
Six Months ended November 30, 2019 (Unaudited)	$58.41	$0.51	$8.64	$—	$9.15	$(0.51)	$—	$—	$(0.51)	$67.05	15.73%	15.83%
Year ended May 31, 2019	56.44	0.93	1.92	—	2.85	(0.88)	—	—	(0.88)	58.41	5.10	5.03
Year ended May 31, 2018	50.44	0.87	5.98	—	6.85	(0.85)	—	—	(0.85)	56.44	13.67	13.98
Year ended May 31, 2017	43.32	0.83	7.10	—	7.93	(0.81)	—	—	(0.81)	50.44	18.49	18.78
September 22, 2015* through May 31, 2016	40.00	0.55	3.15	—	3.70	(0.38)	—	—	(0.38)	43.32	9.28	8.79
S&P 500® Ex-Financials ETF
Six Months ended November 30, 2019 (Unaudited)	56.85	0.50	8.02	—	8.52	(0.52)	—	—	(0.52)	64.85	15.06	15.12
Year ended May 31, 2019	55.43	0.96	1.33	—	2.29	(0.87)	—	—	(0.87)	56.85	4.14	5.98
Year ended May 31, 2018	49.53	0.89	5.85	—	6.74	(0.84)	—	—	(0.84)	55.43	13.73	12.00
Year ended May 31, 2017	43.36	0.83	6.32	—	7.15	(0.98)	—	—	(0.98)	49.53	16.71	18.15
September 22, 2015* through May 31, 2016	40.00	0.59	3.39	—	3.98	(0.62)	—	—	(0.62)	43.36	10.00	8.43

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Ex-Energy ETF
Six Months ended November 30, 2019 (Unaudited)	0.27%	0.27%	1.61%	1.61%	$9,052	3%
Year ended May 31, 2019	0.27	0.27	1.60	1.60	6,717	6
Year ended May 31, 2018	0.27	0.27	1.61	1.61	7,055	4
Year ended May 31, 2017	0.27	0.27	1.81	1.81	6,305	4
September 22, 2015* through May 31, 2016	0.27	0.27	1.93	1.93	8,664	4
S&P 500® Ex-Financials ETF
Six Months ended November 30, 2019 (Unaudited)	0.27	0.27	1.63	1.63	2,270	3
Year ended May 31, 2019	0.27	0.27	1.67	1.67	1,990	6
Year ended May 31, 2018	0.27	0.27	1.68	1.68	1,386	8
Year ended May 31, 2017	0.27	0.27	1.84	1.84	1,238	8
September 22, 2015* through May 31, 2016	0.27	0.27	2.06	2.06	2,168	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 123

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Ex-Health Care ETF
Six Months ended November 30, 2019 (Unaudited)	$57.57	$0.54	$8.12	$—	$8.66	$(0.54)	$—	$—	$(0.54)	$65.69	15.11%	15.11%
Year ended May 31, 2019	56.95	0.99	0.62	—	1.61	(0.99)	—	—	(0.99)	57.57	2.88	2.13
Year ended May 31, 2018	50.44	0.94	6.42	—	7.36	(0.85)	—	—	(0.85)	56.95	14.68	16.29
Year ended May 31, 2017	43.51	0.87	7.09	—	7.96	(1.03)	—	—	(1.03)	50.44	18.55	19.80
September 22, 2015* through May 31, 2016	40.00	0.62	3.54	—	4.16	(0.65)	—	—	(0.65)	43.51	10.45	8.61
S&P 500® Ex-Technology ETF
Six Months ended November 30, 2019 (Unaudited)	52.09	0.52	6.15	—	6.67	(0.52)	—	—	(0.52)	58.24	12.87	12.89
Year ended May 31, 2019	51.48	0.96	0.62	—	1.58	(0.97)	—	—	(0.97)	52.09	3.10	2.07
Year ended May 31, 2018	47.50	0.96	3.89	—	4.85	(0.87)	—	—	(0.87)	51.48	10.29	11.20
Year ended May 31, 2017	42.78	0.85	4.82	—	5.67	(0.95)	—	—	(0.95)	47.50	13.43	13.50
September 22, 2015* through May 31, 2016	40.00	0.58	2.81	—	3.39	(0.61)	—	—	(0.61)	42.78	8.54	8.70

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Ex-Health Care ETF
Six Months ended November 30, 2019 (Unaudited)	0.27%	0.27%	1.72%	1.72%	$1,642	3%
Year ended May 31, 2019	0.27	0.27	1.72	1.72	1,439	6
Year ended May 31, 2018	0.27	0.27	1.73	1.73	1,424	8
Year ended May 31, 2017	0.27	0.27	1.89	1.89	1,261	9
September 22, 2015* through May 31, 2016	0.27	0.27	2.16	2.16	2,175	5
S&P 500® Ex-Technology ETF
Six Months ended November 30, 2019 (Unaudited)	0.27	0.27	1.86	1.86	4,077	3
Year ended May 31, 2019	0.27	0.27	1.83	1.83	3,126	22
Year ended May 31, 2018	0.27	0.27	1.87	1.87	2,574	4
Year ended May 31, 2017	0.27	0.27	1.91	1.91	1,187	6
September 22, 2015* through May 31, 2016	0.27	0.27	2.06	2.06	3,208	5

*  Commencement of investment operations.
See accompanying notes to the financial statements.

124 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P MidCap 400® Dividend Aristocrats ETF
Six Months ended November 30, 2019 (Unaudited)	$55.48	$0.69	$3.71	$—	$4.40	$(0.65)	$—	$—	$(0.65)	$59.23	7.97%	8.13%
Year ended May 31, 2019	53.89	1.06	1.53	—	2.59	(1.00)	—	—	(1.00)	55.48	4.84	4.81
Year ended May 31, 2018	51.35	1.00	2.51	—	3.51	(0.97)	—	—	(0.97)	53.89	6.89	6.86
Year ended May 31, 2017	45.12	0.83	6.06	—	6.89	(0.66)	—	—	(0.66)	51.35	15.36	15.32
Year ended May 31, 2016	40.32	0.82	4.65	—	5.47	(0.67)	—	—	(0.67)	45.12	13.81	12.88
February 3, 2015* through May 31, 2015	40.00	0.24	0.18	—	0.42	(0.10)	—	—	(0.10)	40.32	1.07	1.99
S&P Technology Dividend Aristocrats ETF
November 5, 2019* through November 30, 2019 (Unaudited)	40.00	0.07	0.39	—	0.46	—	—	—	—	40.46	1.16	0.97

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P MidCap 400® Dividend Aristocrats ETF
Six Months ended November 30, 2019 (Unaudited)	0.40%	0.40%	2.38%	2.38%	$759,942	11%
Year ended May 31, 2019	0.40	0.40	1.89	1.89	615,828	32
Year ended May 31, 2018	0.40	0.40	1.89	1.89	379,949	29
Year ended May 31, 2017	0.45	0.40	1.61	1.66	419,777	25
Year ended May 31, 2016	1.03	0.40	1.35	1.98	77,830	32
February 3, 2015* through May 31, 2015	2.88	0.40	(0.65)	1.83	7,056	7
S&P Technology Dividend Aristocrats ETF
November 5, 2019* through November 30, 2019 (Unaudited)	0.45	0.45	2.64	2.64	4,046	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 125

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Term USD Emerging Markets Bond ETF
Six Months ended November 30, 2019 (Unaudited)	$75.41	$1.35	$(0.92)	$—	$0.43	$(1.34)	$—	$—	$(1.34)	$74.50	0.55%	1.11%
Year ended May 31, 2019	75.00	2.62	0.46	—	3.08	(2.67)	—	—	(2.67)	75.41	4.20	4.31
Year ended May 31, 2018	78.16	2.43	(3.22)	0.11	(0.68)	(2.48)	—	—	(2.48)	75.00	(0.91)	(1.16)
Year ended May 31, 2017	76.95	2.89	1.63	—	4.52	(3.31)	—	—	(3.31)	78.16	6.03	5.08
Year ended May 31, 2016	76.69	4.90	0.56 (i)	—	5.46	(5.20)	—	—	(5.20)	76.95	7.44	8.50
Year ended May 31, 2015	81.65	3.69	(5.00)	—	(1.31)	(3.65)	—	—	(3.65)	76.69	(1.59)	(0.71)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Term USD Emerging Markets Bond ETF
Six Months ended November 30, 2019 (Unaudited)	2.08%	0.50%	1.99%	3.56%	$7,450	21%
Year ended May 31, 2019	1.99	0.50	2.02	3.51	7,541	40
Year ended May 31, 2018	1.67	0.50	2.00	3.17	11,250	54
Year ended May 31, 2017	2.09	0.50	2.13	3.72	7,816	49
Year ended May 31, 2016	2.81	0.50	4.10	6.41	3,847	52
Year ended May 31, 2015	1.77	0.50	3.45	4.71	7,669	106

See accompanying notes to the financial statements.

126 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Net investment income per share and the ratios of net investment income to average net assets include the positive impact of a nonrecurring corporate action during the period. The impact of this non-recurring corporate action was $0.47 and 1.32%, respectively.

(k)  Net investment income per share and the ratios of net investment income to average net assets include the positive impact of a nonrecurring corporate action during the period. The impact of this non-recurring corporate action was $0.36 and 1.28%, respectively.

(l)  Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $1.81 and the net investment income (loss) net of waivers ratio would have been 4.64%.

(m)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 127

NOTES TO FINANCIAL STATEMENTS

128 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 120 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is considered to be "non-diversified" under the 1940 Act, except for ProShares DJ Brookfield Global Infrastructure ETF, ProShares Equities for Rising Rates ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares Russell U.S. Dividend Growers ETF, ProShares S&P 500® Bond ETF, ProShares S&P 500® Dividend Aristocrats ETF, ProShares S&P 500® Ex-Energy ETF, ProShares S&P 500® Ex-Financials ETF, ProShares S&P 500® Ex-Health Care ETF, ProShares S&P 500® Ex-Technology ETF, ProShares S&P MidCap 400® Dividend Aristocrats ETF and ProShares Short Term USD Emerging Markets Bond ETF.

2. Significant Accounting Policies

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00 p.m. Eastern Time) on each business day. The NAV of ProShares High Yield — Interest Rate Hedged, ProShares Inflation Expectations ETF, ProShares Investment Grade — Interest Rate Hedged, ProShares Managed Futures Strategy ETF, ProShares S&P 500® Bond ETF and ProShares Short Term USD Emerging Markets Bond ETF is typically calculated as of 3:00 p.m. (Eastern Time) on each business day. The NAV of ProShares K-1 Free Crude Oil Strategy ETF is typically calculated as of 2:30 p.m. (Eastern Time) on each business day when the Cboe BZX Exchange Inc. ("BZX Exchange") is open for trading. The NAV of each of ProShares MSCI EAFE Dividend Growers ETF and ProShares MSCI Europe Dividend Growers ETF is typically calculated as of 11:30 a.m. Eastern Time (this time may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:30 p.m., London Time).

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds held by Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds and corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Bond, commodity and currency futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the "Advisor") determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 129

by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The following is a summary of the valuations as of November 30, 2019, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 — Quoted Prices				LEVEL 2 — Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Securities Lending Reinvestments	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Decline of the Retail Store ETF	—	—	—	—	—	—	—	—	—	$10,624,320	$(554,009)	—	$10,624,320	$(554,009)
DJ Brookfield Global Infrastructure ETF	$117,080,770	—	—	—	—	—	—	—	—	261,738	—	—	117,342,508	—
Equities for Rising Rates ETF	2,527,169	—	—	—	—	—	—	—	—	2,200	—	—	2,529,369	—
Global Listed Private Equity ETF	20,580,584	—	—	—	—	—	—	—	—	85,932	—	—	20,666,516	—
Hedge Replication ETF	4,399,797	—	$784	$11,975	—	—	$24,937,894	—	—	5,648,454	273,207	—	34,986,929	285,182
High Yield-Interest Rate Hedged	—	—	—	111,058	—	—	—	$112,581,418	—	2,792,712	—	—	115,374,130	111,058
Inflation Expectations ETF	—	—	—	—	—	—	46,012,388	—	—	5,099,773	(2,738,378)	—	51,112,161	(2,738,378)
Investment Grade-Interest Rate Hedged	—	—	474,145	1,084,211	—	—	—	264,263,722	—	3,251,619	—	—	267,989,486	1,084,211
K-1 Free Crude Oil Strategy ETF	—	—	—	(402,603)	—	—	—	—	—	9,771,913	—	—	9,771,913	(402,603)
Large Cap Core Plus	748,066,425	$1	407,312	—	—	—	—	—	—	41,385,952	3,910,487	—	789,859,690	3,910,487
Long Online / Short Stores ETF	27,686,915	—	1,221,350	—	—	—	—	—	—	1,684,849	237,092	—	30,593,114	237,092
Managed Futures Strategy ETF	—	—	—	456	—	—	—	—	—	2,830,819	—	—	2,830,819	456
Merger ETF	4,356,457	—	—	—	—	$2,223	—	—	—	1,013,940	(155,004)	$3,685	5,372,620	(151,319)
Morningstar Alternatives Solution ETF	—	—	—	—	$6,758,269	—	—	—	—	21,572	—	—	6,779,841	—
MSCI EAFE Dividend Growers ETF	128,509,216	—	—	—	—	—	—	—	—	109,050	—	—	128,618,266	—
MSCI Emerging Markets Dividend Growers ETF	22,008,051	—	—	—	—	—	—	—	—	—	—	—	22,008,051	—
MSCI Europe Dividend Growers ETF	8,341,987	—	—	—	—	—	—	—	—	—	—	—	8,341,987	—

130 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices				LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Securities Lending Reinvestments	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Online Retail ETF	$22,266,668	—	$1,227,812	—	—	—	—	—	—	$15,222	—	—	$23,509,702	—
Pet Care ETF	50,036,885	—	—	—	—	—	—	—	—	69,611	—	—	50,106,496	—
RAFITM Long/Short	5,278,806	—	6,454	—	—	—	—	—	—	495,204	$(180,560)	—	5,780,464	$(180,560)
Russell 2000 Dividend Growers ETF	770,502,294	—	20,483,188	—	—	—	—	—	—	1,460,912	—	—	792,446,394	—
Russell U.S. Dividend Growers ETF	4,006,210	—	—	—	—	—	—	—	—	6,281	—	—	4,012,491	—
S&P 500® Bond ETF	—	—	—	—	—	—	—	$28,203,401	—	166,482	—	—	28,369,883	—
S&P 500® Dividend Aristocrats ETF	6,214,534,823	—	—	—	—	—	—	—	—	1,447,480	—	—	6,215,982,303	—
S&P 500® Ex-Energy ETF	9,019,504	—	1,584	—	—	—	—	—	—	20,298	—	—	9,041,386	—
S&P 500® Ex-Financials ETF	2,259,793	—	432	—	—	—	—	—	—	6,021	—	—	2,266,246	—
S&P 500® Ex-Health Care ETF	1,639,070	$1	320	—	—	—	—	—	—	390	—	—	1,639,781	—
S&P 500® Ex-Technology ETF	4,059,334	—	880	—	—	—	—	—	—	11,175	—	—	4,071,389	—
S&P MidCap 400® Dividend Aristocrats ETF	757,868,479	—	24,908,910	—	—	—	—	—	—	770,222	—	—	783,547,611	—
S&P Technology Dividend Aristocrats ETF	4,031,570	—	—	—	—	—	—	—	—	8,227	—	—	4,039,797	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	—	—	1,783,755	$5,534,696	80,678	—	—	7,399,129	—

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares DJ Brookfield Global Infrastructure ETF, ProShares Global Listed Private Equity ETF, ProShares Merger ETF and ProShares MSCI Emerging Markets Dividend Growers each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 131

value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On November 30, 2019, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 1.62%, dated 11/29/2019 due 12/02/2019 (1)	BNP Paribas Securities Corp., 1.25%, dated 11/29/2019 due 12/02/2019 (2)	BNP Paribas Securities Corp., 1.35%, dated 11/29/2019 due 12/02/2019 (3)	BNP Paribas Securities Corp., 1.50%, dated 11/29/2019 due 12/02/2019 (4)	BNP Paribas Securities Corp., 1.62%, dated 11/29/2019 due 12/02/2019 (5)	ING Financial Markets LLC, 1.62.%, dated 11/29/2019 due 12/02/2019 (6)	ING Financial Markets LLC, 1.63.%, dated 11/29/2019 due 12/02/2019 (7)	Total
Decline of the Retail Store ETF	$2,372,915	$593,229	$296,615	$272,479	$5,072,105	$296,614	$1,720,363	$10,624,320
DJ Brookfield Global Infrastructure ETF	58,458	14,615	7,308	6,713	124,955	7,307	42,382	261,738
Equities for Rising Rates ETF	493	123	61	56	1,050	61	356	2,200
Global Listed Private Equity ETF	19,193	4,798	2,399	2,204	41,024	2,399	13,915	85,932
Hedge Replication ETF	1,261,567	315,392	157,696	144,865	2,696,601	157,696	914,637	5,648,454
High Yield-Interest Rate Hedged	623,745	155,936	77,969	71,624	1,333,255	77,968	452,215	2,792,712
Inflation Expectations ETF	1,139,021	284,755	142,378	130,793	2,434,658	142,378	825,790	5,099,773
Investment Grade — Interest Rate Hedged	726,241	181,559	90,780	83,394	1,552,340	90,780	526,525	3,251,619
K-1 Free Crude Oil Strategy ETF	2,182,532	545,633	272,816	250,618	4,665,162	272,816	1,582,336	9,771,913
Large Cap Core Plus	9,243,447	2,310,860	1,155,431	1,061,416	19,757,868	1,155,431	6,701,499	41,385,952
Long Online/Short Stores ETF	376,307	94,077	47,038	43,211	804,356	47,038	272,822	1,684,849
Managed Futures Strategy ETF	632,256	158,064	79,032	72,601	1,351,448	79,032	458,386	2,830,819
Merger ETF	226,461	56,615	28,308	26,004	484,060	28,308	164,184	1,013,940
Morningstar Alternatives Solution ETF	4,818	1,205	602	553	10,299	602	3,493	21,572
MSCI EAFE Dividend Growers ETF	24,356	6,089	3,044	2,797	52,061	3,045	17,658	109,050
Online Retail ETF	3,400	850	425	390	7,267	425	2,465	15,222
Pet Care ETF	15,548	3,887	1,943	1,785	33,233	1,943	11,272	69,611
RAFITM Long/Short	110,602	27,651	13,825	12,701	236,413	13,825	80,187	495,204
Russell 2000 Dividend Growers ETF	326,291	81,573	40,786	37,468	697,447	40,786	236,561	1,460,912
Russell U.S. Dividend Growers ETF	1,403	352	175	161	2,998	175	1,017	6,281
S&P 500® Bond ETF	37,183	9,296	4,648	4,270	79,479	4,648	26,958	166,482
S&P 500® Dividend Aristocrats ETF	323,291	80,823	40,411	37,123	691,035	40,411	234,386	1,447,480
S&P 500® Ex-Energy ETF	4,533	1,133	567	521	9,690	567	3,287	20,298
S&P 500® Ex-Financials ETF	1,345	336	168	155	2,874	168	975	6,021
S&P 500® Ex-Health Care ETF	87	22	11	10	186	11	63	390
S&P 500® Ex-Technology ETF	2,496	624	312	287	5,335	312	1,809	11,175
S&P MidCap 400® Dividend Aristocrats ETF	172,027	43,007	21,503	19,754	367,708	21,503	124,720	770,222
S&P Technology Dividend Aristocrats ETF	1,837	459	230	211	3,928	230	1,332	8,227
Short Term USD Emerging Markets Bond ETF	18,019	4,506	2,252	2,069	38,516	2,252	13,064	80,678
	$19,909,872	$4,977,469	$2,488,733	$2,286,233	$42,557,351	$2,488,731	$14,434,657	$89,143,046

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2019 as follows:

(1)  U.S. Treasury Bonds, 3% to 5.38%, due 2/15/2031 to 2/15/2048; U.S. Treasury Notes, 0.13% to 2.25%, due 4/15/2021 to 10/31/2024, which had an aggregate value at the Trust level of $816,000,207.

(2)  U.S. Treasury Bond, 3%, due 2/15/2047, which had an aggregate value at the Trust level of $204,000,011.

(3)  U.S. Treasury Bill, 0%, due 2/27/2020; U.S. Treasury Bond, 2.25%, due 8/15/2049; U.S. Treasury Notes, 0.13% to 2.75%, due 4/15/2020 to 2/15/2028, which had an aggregate value at the Trust level of $102,000,011.

(4)  U.S. Treasury Bond, 3%, due 2/15/2047 and cash, which had an aggregate value at the Trust level of $91,933,502.

(5)  U.S. Treasury Bills, 0%, due 12/5/2019 to 1/16/2020; U.S. Treasury Bonds, 0% to 4.25%, due 2/15/2020 to 5/15/2049; U.S. Treasury Notes, 0.13% to 2.88%, due 1/31/2021 to 5/15/2029, which had an aggregate value at the Trust level of $1,744,200,044.

(6)  U.S. Treasury Bills, 0%, due 1/23/2020 to 10/8/2020; U.S. Treasury Notes, 1.38% to 3%, due 6/15/2020 to 11/15/2029, which had an aggregate value at the Trust level of $102,000,009.

(7)  Federal Farm Credit Bank, 1.70% to 1.95%, due 1/10/2020 to 8/6/2020; Federal Home Loan Bank, 0% to 3.38%, due 1/2/2020 to 12/8/2023; Federal Home Loan Mortgage Corp., 2.25%, due 11/24/2020; Federal National Mortgage Association, 2.63%, due 9/6/2024; U.S. Treasury Note, 1.50%, due 10/31/2024, which had an aggregate value at the Trust level of $591,600,428.

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Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds ("ETFs").

Real Estate Investment Trusts ("REITs") and Business Development Companies ("BDCs")

REITs and BDCs report information on the source of their distributions annually. A portion of distributions received from REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; foreign sovereign, sub-sovereign, quasi-sovereign and supranational; Foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as "junk bonds") that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

Securities Lending

Each Fund may lend securities to brokers, dealers and financial organizations in exchange for collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund's assets and liabilities. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the Fund if a material event affecting the Fund's investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have between zero to five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-protected public obligations of the U.S. Treasury. Inflation-protected bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-protected bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the performance of the Fund's underlying index or benchmark. Each such Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure.

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In connection with its management of certain series of the Trust included in this report (i.e. ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Managed Futures Strategy ETF	27%
Merger ETF	53%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements."

Following is a description of the Funds' use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index and commodity futures and in the range of approximately 1% to 3% of the contract amount for bond and currency futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the security, currency, commodity or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in

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futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in offsetting transactions, the Fund will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These Swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 135

uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on November 30, 2019 contractually terminate within 24 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity, commodity and credit.

As the Funds' investment objective is to provide investment results, before fees and expenses, that correspond to the return of its underlying index on a daily basis (except for the ProShares K-1 Free Crude Oil Strategy ETF, which seeks to provide total return through actively managed exposure to the West Intermediate crude oil futures markets, and ProShares Managed Futures Strategy ETF, which seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets), the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the currency futures contracts held by ProShares Hedge Replication ETF and ProShares Managed Futures Strategy ETF, the primary risk is foreign currency risk. The primary risk for the primary risk for ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF is commodity market risk.

136 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2019

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements/ Forward currency contracts	Net assets consist of: Net unrealized appreciation (depreciation) on futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements and forward currency contracts			Net assets consist of: Net unrealized appreciation (depreciation) on futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements and forward currency contracts
		Decline of the Retail Store ETF	$77,421		Decline of the Retail Store ETF	$631,430
		Hedge Replication ETF	326,223		Hedge Replication ETF	41,041
		High Yield-Interest Rate Hedged	111,058		High Yield-Interest Rate Hedged	—
		Inflation Expectations ETF	366,363		Inflation Expectations ETF	3,104,741
		Investment Grade-Interest Rate Hedged	1,084,211		Investment Grade-Interest Rate Hedged	—
		K-1 Free Crude Oil Strategy ETF	—		K-1 Free Crude Oil Strategy ETF	402,603
		Large Cap Core Plus	4,643,869		Large Cap Core Plus	733,382
		Long Online /Short Stores ETF	237,092		Long Online /Short Stores ETF	—
		Managed Futures Strategy ETF	33,003		Managed Futures Strategy ETF	32,547
		Merger ETF	11,921		Merger ETF	163,240
		RAFITM Long/Short	33,328		RAFITM Long/Short	213,888

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 137

  The Effect of Derivative Instruments on the Statements of Operations for the Six Month Ended November 30, 2019

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements/ Forward currency contracts	Net realized gain (loss) on Expiration or closing of: futures contracts, non-exchange traded swap agreements and Settlement of forward foreign currency contracts; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded swap agreements and Foreign currency translations	Decline of the Retail Store ETF	$(2,105,731)	$670,124
		Hedge Replication ETF	1,237,525	(414,294)
		High Yield-Interest Rate Hedged	(1,652,009)	775,084
		Inflation Expectations ETF	(3,570,053)	(475,648)
		Investment Grade-Interest Rate Hedged	(16,213,006)	4,815,800
		K-1 Free Crude Oil Strategy ETF	(1,012,406)	1,233,272
		Large Cap Core Plus	18,177,142	(10,927,801)
		Long Online /Short Stores ETF	551,004	(3,042,531)
		Managed Futures Strategy ETF	(65,383)	26,100
		Merger ETF	(6,498)	(91,271)
		RAFITM Long/Short	(2,190,471)	1,377,831

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2019, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships and passive foreign investment companies mark-to-market) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

138 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The tax character of distributions paid for the most recent tax years ended October 31, 2019 and October 31, 2018, were as follows:

	Year Ended October 31, 2019				Year Ended October 31, 2018
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Decline of the Retail Store ETF	$51,071	—	—	$51,071	$84,339	—	—	$84,339
DJ Brookfield Global Infrastructure ETF	2,920,941	—	—	2,920,941	1,329,046	—	—	1,329,046
Equities for Rising Rates ETF	105,457	—	—	105,457	215,939	—	—	215,939
Global Listed Private Equity ETF	1,004,981	—	—	1,004,981	1,816,051	—	—	1,816,051
Hedge Replication ETF	380,896	—	—	380,896	176,827	—	—	176,827
High Yield-Interest Rate Hedged	8,680,596	—	—	8,680,596	9,660,301	—	—	9,660,301
Inflation Expectations ETF	342,665	—	—	342,665	273,723	—	—	273,723
Investment Grade-Interest Rate Hedged	13,822,790	—	—	13,822,790	18,902,787	—	—	18,902,787
K-1 Free Crude Oil Strategy ETF	291,410	—	—	291,410	333,810	—	—	333,810
Large Cap Core Plus	12,132,588	—	—	12,132,588	10,173,127	—	—	10,173,127
Managed Futures Strategy ETF	69,470	—	—	69,470	9,761	—	—	9,761
Merger ETF	13,062	—	—	13,062	56,122	—	—	56,122
Morningstar Alternatives Solution ETF	123,810	—	—	123,810	309,902	—	—	309,902
MSCI EAFE Dividend Growers ETF	2,423,798	—	—	2,423,798	3,162,771	—	—	3,162,771
MSCI Emerging Markets Dividend Growers ETF	400,143	—	—	400,143	418,222	—	—	418,222
MSCI Europe Dividend Growers ETF	210,119	—	—	210,119	247,112	—	—	247,112
Pet Care ETF	87,304	—	—	87,304	—	—	—	—
RAFITM Long/Short	164,404	—	—	164,404	222,001	—	—	222,001
Russell 2000 Dividend Growers ETF	12,758,971	—	—	12,758,971	8,185,193	—	—	8,185,193
S&P 500® Bond ETF	1,055,561	—	—	1,055,561	475,751	—	—	475,751
S&P 500® Dividend Aristocrats ETF	95,360,355	—	—	95,360,355	77,674,244	—	—	77,674,244
S&P 500® Ex-Energy ETF	116,456	—	—	116,456	110,279	—	—	110,279
S&P 500® Ex-Financials ETF	29,717	—	—	29,717	21,936	—	—	21,936
S&P 500® Ex-Health Care ETF	26,069	—	—	26,069	23,332	—	—	23,332
S&P 500® Ex-Technology ETF	56,661	—	—	56,661	44,833	—	—	44,833
S&P MidCap 400® Dividend Aristocrats ETF	11,512,587	—	—	11,512,587	7,991,087	—	—	7,991,087
Short Term USD Emerging Markets Bond ETF	266,290	—	—	266,290	329,112	—	—	329,112

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 139

At October 31, 2019 (the Funds' most recent tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Decline of the Retail Store ETF	$15,843	—	$(598,317)	$(2,304,269)
DJ Brookfield Global Infrastructure ETF	—	—	(3,407,676)	12,312,244
Equities for Rising Rates ETF	3,219	—	(907,700)	(283,551)
Global Listed Private Equity ETF	645,682	—	(2,366,590)	(1,083,461)
Hedge Replication ETF	26,748	—	(115,679)	1,579,099
High Yield-Interest Rate Hedged	549,752	—	(38,131,023)	(815,000)
Inflation Expectations ETF	62,049	—	(3,419,750)	(3,950,516)
Investment Grade-Interest Rate Hedged	753,210	—	(50,413,674)	23,280,729
K-1 Free Crude Oil Strategy ETF	4,544	—	—	(388,463)
Large Cap Core Plus	940,127	—	(36,951,960)	60,206,319
Long Online /Short Stores ETF	—	—	(3,539,780)	(1,887,746)
Managed Futures Strategy ETF	12,086	$2,053	—	(138,563)
Merger ETF	23,441	—	(361,647)	(73,450)
Morningstar Alternatives Solution ETF	4,821	—	(1,958,919)	140,013
MSCI EAFE Dividend Growers ETF	319,126	—	(4,694,017)	9,180,270
MSCI Emerging Markets Dividend Growers ETF	100,478	—	(1,082,648)	1,018,572
MSCI Europe Dividend Growers ETF	23,113	—	(566,796)	93,571
Online Retail ETF	—	—	(2,095,133)	(1,875,214)
Pet Care ETF	8,487	—	(335,636)	457,008
RAFITM Long/Short	10,165	—	(19,116,199)	(1,180,098)
Russell 2000 Dividend Growers ETF	1,358,988	—	(16,554,197)	51,772,673
S&P 500® Bond ETF	82,143	—	—	1,591,551
S&P 500® Dividend Aristocrats ETF	13,479,044	—	(30,716,980)	798,321,393
S&P 500® Ex-Energy ETF	10,266	—	(39,827)	232,630
S&P 500® Ex-Financials ETF	2,539	—	(11,955)	292,673
S&P 500® Ex-Health Care ETF	2,028	—	(11,545)	232,167
S&P 500® Ex-Technology ETF	4,578	—	(17,846)	82,918
S&P MidCap 400® Dividend Aristocrats ETF	1,485,150	—	(4,290,175)	50,424,550
Short Term USD Emerging Markets Bond ETF	20,238	—	(456,502)	(69,024)

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, designation of tax distributions as a return of capital, utilization of earnings and profits distributed to the shareholders on redemption of shares and nondeductible expenses resulted in reclassifications, as of October 31, 2019 (the Funds' most recent tax year end), among the Funds' components of net assets.

As of October 31, 2019 (the Funds' most recent tax year end), the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, are not subject to expiration, and must be utilized prior to certain, older CLCFs, which are treated as short-term capital losses regardless of whether the originating capital loss was short-term or long-term and do carry an expiration date.

140 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

At October 31, 2019, (the Funds' most recent tax year end), the following Funds had available CLCFs:

Fund	No Expiration Date
Decline of the Retail Store ETF	$598,317
DJ Brookfield Global Infrastructure ETF	3,407,676
Equities for Rising Rates ETF	907,700
Global Listed Private Equity ETF	2,366,590
Hedge Replication ETF	115,679
High Yield-Interest Rate Hedged	38,131,023
Inflation Expectations ETF	3,419,750
Investment Grade-Interest Rate Hedged	50,413,674
Large Cap Core Plus	36,951,960
Long Online /Short Stores ETF	3,424,736
Merger ETF	361,647
Morningstar Alternatives Solution ETF	1,958,919
MSCI EAFE Dividend Growers ETF	4,694,017
MSCI Emerging Markets Dividend Growers ETF	1,082,648
MSCI Europe Dividend Growers ETF	566,796
Online Retail ETF	2,041,979
Pet Care ETF	335,636
RAFITM Long/Short	19,116,199
Russell 2000 Dividend Growers ETF	16,554,197
S&P 500® Dividend Aristocrats ETF	30,716,980
S&P 500® Ex-Energy ETF	39,827
S&P 500® Ex-Financials ETF	11,955
S&P 500® Ex-Health Care ETF	11,545
S&P 500® Ex-Technology ETF	17,846
S&P MidCap 400® Dividend Aristocrats ETF	4,290,175
Short Term USD Emerging Markets Bond ETF	456,502

At October 31, 2019, (the Funds' most recent tax year end), the following Funds utilized CLCFs, had CLCFs expire unutilized and/or elected to defer late-year ordinary losses to November 1, 2019:

Fund	CLCFs Utilized	CLCFs Expired	Ordinary Late Year Loss Deferrals
Decline of the Retail Store ETF	$760,565	—	—
Inflation Expectations ETF	1,416,018	—	—
Long Online /Short Stores ETF	—	—	$115,044
Merger ETF	295,885	—	—
MSCI Europe Dividend Growers ETF	15,133	—	—
Online Retail ETF	—	—	53,154
RAFITM Long/Short	106,874	$1,128,449	—
S&P 500® Bond ETF	17,082	—	—
S&P MidCap 400® Dividend Aristocrats ETF	876,651	—	—
Short Term USD Emerging Markets Bond ETF	2,117	—	—

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 141

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the investment adviser to each Fund subject to an expense limitation, as outlined in the table below (the "Capped Funds"), pursuant to an Investment Advisory Agreement. For its investment advisory services, each Capped Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Capped Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Capped Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Capped Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

For the period ended November 30, 2019, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Global Listed Private Equity ETF	0.50%	0.10%	$48,697	$9,739	$6,015	0.60%	September 30, 2020
Hedge Replication ETF	0.75	0.10	104,776	—	—	0.95	September 30, 2020
Inflation Expectations ETF	0.55	0.10	113,819	20,694	8,094	0.30	September 30, 2020
Merger ETF	0.75	0.10	20,330	2,711	49,175	0.75	September 30, 2020
Morningstar Alternatives Solution ETF(1)	0.07	0.10	2,360	3,371	27,529	0.95	September 30, 2020
RAFITM Long/Short	0.75	0.10	26,230	3,497	53,454	0.95	September 30, 2020
Short Term USD Emerging Markets Bond ETF	0.50	0.10	18,958	3,792	36,861	0.50	September 30, 2020

*  Indicates the Investment Advisory Fee Rate incurred for the period ended November 30, 2019. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion.

(1)  The Advisor has agreed to waive Investment Advisory and Management Services fees for the ProShares Morningstar Alternatives Solution ETF through October 31, 2020. Fees waived under this agreement are not subject to subsequent recoupment by the Advisor. The expense limitation of 0.95% is inclusive of Acquired Fund Fees and Expenses ("AFFE") for this Fund. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund's financial statements.

For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund's annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2019, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2020	2021	2022	2023	2024	2025	Recoupment
Global Listed Private Equity ETF	$104,734	$160,211	$128,000	$136,169	$124,461	$22,039	$675,614
Hedge Replication ETF	464,116	461,975	259,681	347,042	212,474	34,199	1,779,487
Inflation Expectations ETF	131,780	134,109	296,029	159,591	202,598	53,793	977,900
Merger ETF	103,294	163,883	129,121	139,569	141,587	23,660	701,114
Morningstar Alternatives Solution ETF	132,410	78,285	82,938	—	54,443	9,041	357,117
RAFITM Long/Short	134,193	238,712	161,767	159,807	171,310	25,049	890,838
Short Term USD Emerging Markets Bond ETF	110,702	136,564	109,952	124,951	115,243	19,761	617,173

*  Total amount eligible for recoupment excludes the waiver of Investment Advisory and Management Services fees through October 31, 2018.

142 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The Advisor also serves as the investment adviser to each Fund not subject to an expense limitation as outlined in the table below (the "Unitary Fee Funds") pursuant to an Investment Advisory and Management Agreement. The Unitary Fee Funds pay the Advisor a monthly fee, accrued daily at an annualized rate based on average daily net assets for investment advisory and management services. The Advisor is responsible for substantially all other expenses of the Unitary Fee Funds except, generally, interest expenses, taxes, brokerage and other transaction costs, legal expenses fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust's chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.

The following funds have a unitary fee: ProShares Decline of the Retail Store ETF (0.65%), ProShares DJ Brookfield Global Infrastructure ETF (0.45%), ProShares Equities for Rising Rates ETF (0.35%), ProShares High Yield-Interest Rate Hedged (0.50%), ProShares Investment Grade — Interest Rate Hedged (0.30%), ProShares K-1 Free Crude Oil Strategy ETF (0.65%), ProShares Large Cap Core Plus (0.45%), ProShares Long Online/Short Stores ETF (0.65%), ProShares Managed Futures Strategy ETF (0.75%), ProShares MSCI EAFE Dividend Growers ETF (0.50%), ProShares MSCI Emerging Markets Dividend Growers ETF (0.60%), ProShares MSCI Europe Dividend Growers ETF (0.55%), ProShares Online Retail ETF (0.58%), ProShares Pet Care ETF (0.50%), ProShares Russell 2000 Dividend Growers ETF (0.40%), ProShares Russell U.S. Dividend Growers ETF (0.35%), ProShares S&P 500® Bond ETF (0.15%), ProShares S&P 500® Dividend Aristocrats ETF (0.35%), ProShares S&P 500® Ex-Energy ETF (0.27%), ProShares S&P 500®Ex-Financials ETF (0.27%), ProShares S&P 500®Ex-Health Care ETF (0.27%), ProShares S&P 500® Ex-Technology ETF (0.27%), ProShares S&P MidCap 400®Dividend Aristocrats ETF (0.40%), ProShares S&P Technology Dividend Aristocrats ETF (0.45%).

ProShares Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The Fund's position in an Underlying Fund could be material to the Underlying Fund. At the end of the reporting period, the Fund's investments in Underlying Funds amounted to the following approximate percentages of the Underlying Funds' net assets: ProShares DJ Brookfield Global Infrastructure ETF — 1.2%; ProShares Global Listed Private Equity ETF — 4.3%; ProShares Hedge Replication ETF — 4.1%; ProShares Inflation Expectations ETF — 0.3%; ProShares Managed Futures Strategy ETF — 31.0%; ProShares Merger ETF — 31.5%; and ProShares RAFITM Long/Short — 7.7%.

Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual's related compensation, along with the compensation of staff who administers the Funds' compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the Statements of Operations as "Compliance services fees".

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Such fees are reflected on the Statements of Operations as "Administration Fees". Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as "Custodian Fees".

7. Listing, Data and Related Fees

The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as "Listing, Data and related fees".

8. Trustees Fees

The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $185,000 annual retainer (paid in quarterly increments) for services provided as a Board member, plus a quarterly in-person meeting fee of $10,000, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000. Such fees are allocated between the Funds and other affiliated funds. Each Fund's share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as "Trustees Fees".

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9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
Fund	Six Months Ended November 30, 2019	Year Ended May 31, 2019
High Yield-Interest Rate Hedged	—	$44,582
Inflation Expectations ETF	$5,765	2,294
Investment Grade-Interest Rate Hedged	5,582	31,021
S&P 500® Bond ETF	—	5,931

11. Investment Transactions

For the period ended November 30, 2019, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the Inflation Expectations ETF), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
DJ Brookfield Global Infrastructure ETF	$4,947,164	$4,865,188
Equities for Rising Rates ETF	2,155,203	2,146,253
Global Listed Private Equity ETF	1,896,154	1,689,678
Hedge Replication ETF	1,938,676	918,724
High Yield-Interest Rate Hedged	25,172,620	26,384,036
Investment Grade-Interest Rate Hedged	31,397,232	45,654,316
Large Cap Core Plus	206,745,855	216,818,072
Long Online /Short Stores ETF	21,278,692	20,241,459
Managed Futures Strategy ETF	4,547,609	4,566,922
Merger ETF	7,642,744	7,703,290
Morningstar Alternatives Solution ETF	1,785,098	1,784,090
MSCI EAFE Dividend Growers ETF	66,617,332	66,865,636
MSCI Emerging Markets Dividend Growers ETF	7,265,449	6,815,493
MSCI Europe Dividend Growers ETF	4,265,244	4,289,700
Online Retail ETF	11,298,606	11,285,593
Pet Care ETF	11,841,790	11,611,477
RAFITM Long/Short	124,819	630,857
Russell 2000 Dividend Growers ETF	151,347,069	150,919,288
Russell U.S. Dividend Growers ETF	3,994,137	—
S&P 500® Bond ETF	10,580,652	4,176,024

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Fund	Purchases	Sales
S&P 500® Dividend Aristocrats ETF	$394,977,666	$394,782,518
S&P 500® Ex-Energy ETF	203,154	196,578
S&P 500® Ex-Financials ETF	61,579	60,870
S&P 500® Ex-Health Care ETF	44,555	39,988
S&P 500® Ex-Technology ETF	95,882	90,376
S&P MidCap 400® Dividend Aristocrats ETF	75,167,563	74,985,906
S&P Technology Dividend Aristocrats ETF	3,992,625	—
Short Term USD Emerging Markets Bond ETF	1,591,234	1,566,401

12. In-Kind Transactions

During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended November 30, 2019, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Equities for Rising Rates ETF	$1,638,437	$(135,730)
High Yield-Interest Rate Hedged	12,600,558	333,289
Investment Grade-Interest Rate Hedged	40,895,369	3,621,356
Large Cap Core Plus	58,402,892	9,215,192
Long Online /Short Stores ETF	20,259,808	2,576,315
MSCI EAFE Dividend Growers ETF	1,795,405	304,671
MSCI Europe Dividend Growers ETF	2,050,873	327,241
Online Retail ETF	1,385,329	129,781
Pet Care ETF	4,101,583	970,868
RAFITM Long/Short	2,697,034	724,183
Russell 2000 Dividend Growers ETF	11,190,299	2,081,550
S&P 500® Bond ETF	6,482,372	716,772
S&P 500® Dividend Aristocrats ETF	109,348,894	28,053,618
S&P 500® Ex-Technology ETF	550,561	74,890
S&P MidCap 400® Dividend Aristocrats ETF	7,083,558	1,525,525

In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2019, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
DJ Brookfield Global Infrastructure ETF	$16,569,478
Global Listed Private Equity ETF	691,562
High Yield-Interest Rate Hedged	3,267,483
Inflation Expectations ETF	36,422,524
Investment Grade-Interest Rate Hedged	11,081,113
Long Online /Short Stores ETF	3,076,197
MSCI EAFE Dividend Growers ETF	10,271,177
MSCI Emerging Markets Dividend Growers ETF	704,511
MSCI Europe Dividend Growers ETF	402,580
Online Retail ETF	2,544,958
Pet Care ETF	25,030,425
Russell 2000 Dividend Growers ETF	112,391,181
S&P 500® Dividend Aristocrats ETF	1,107,290,564
S&P 500® Ex-Energy ETF	1,269,331
S&P 500® Ex-Technology ETF	1,136,330
S&P MidCap 400® Dividend Aristocrats ETF	107,502,752

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13. Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, and Consolidated Financial Highlights of ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF include the accounts of ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of ProShares K-1 Free Crude Oil Strategy ETF and ProShares Cayman Portfolio I, a wholly-owned subsidiary of ProShares Managed Futures Strategy ETF organized under the laws of the Cayman Islands (together, the "Subsidiaries" and each, a "Subsidiary"), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund may invest up to 25% of its total assets in its Subsidiary. As of November 30, 2019, the net assets of ProShares Cayman Crude Oil Strategy Portfolio were 14.9% of the net assets of ProShares K-1 Free Crude Oil Strategy ETF and the net assets of ProShares Cayman Portfolio I were 3.9% of the net assets of ProShares Managed Futures Strategy ETF. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiaries are subject to the same investment policies and restrictions that apply to ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF, except that the Subsidiaries may invest without limitation in commodity-related instruments.

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds may obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

•  Long/Short Risk

Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund's long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

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•  Correlation Risk

There is no guarantee that a Fund (or an Underlying ETF in the case of Morningstar Alternatives Solution ETF) whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index or the inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund's NAV each day may differ, perhaps significantly in amount, and possibly even direction from the percentage change of the Fund's index on such day. A number of other factors may adversely affect a Fund's correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performances of a Fund and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.

At November 30, 2019, none of the Funds had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of the Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Foreign Currency Risk

Certain of the Funds' investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.

•  Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

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•  Breakeven Inflation Investing Risk

ProShares Inflation Expectations ETF seeks investment results, before fees and expenses that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") bond and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" ("BEI") and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•  Affiliated Fund Risk

ProShares Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•  Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which the ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF and their Subsidiaries are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Thus, the Funds, as an investor in the Subsidiaries, will not have all the protections offered to investors in registered investment companies.

•  Investment in Underlying ETFs Risk

ProShares Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

•  Risks Associated with the Use of Commodity Futures Contracts

ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF obtain investment exposure through commodity futures and do not invest directly in physical commodities. ProShares K-1 Free Crude Oil Strategy ETF does not invest in nor seek exposure to the current "spot" or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securities or other instruments. These risks include counterparty risk and liquidity risk (each as discussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.

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•  Active Management Risk

The performance of actively managed funds (ProShares K-1 Fee Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF) reflect, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving a Fund's investment objective. The Advisor's judgments about a Fund's investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.

•  Commodity Market Risk

The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market's expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators' and/or investor's demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strengthening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.

•  Rolling Futures Contract Risk

ProShares K-1 Free Crude Oil Strategy ETF (through its investment in the Subsidiary) and ProShares Managed Futures Strategy ETF (directly and through its investment in the Subsidiary) have exposure to futures contracts and are subject to risks related to "rolling" of such contracts. A Fund does not intend to hold futures contracts through their expiration date, but instead intends to "roll" its futures positions. Rolling occurs when a Fund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as "contango." Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as "backwardation." Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund. The Advisor will utilize active management techniques to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

•  Risks Specific to the Crude Oil Markets

Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil producing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers.

•  Exposure to Retailing Industry Risk

Retailing Industry Risk is the risk faced by companies in the retailing industry, including: changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government supervision; thin capitalization; dependence on a relatively few number of high volume sales days to achieve overall results; and dependence on outside financing, which may be difficult to obtain. The retailing industry may also be affected by risks that affect the broader consumer discretionary industry.

•  Online Retail Companies Risk

Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being

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web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors' technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.

•  Pet Care Industry Risk

The ProShares Pet Care ETF is subject to the risks faced by companies in the pet care industry. Although the pet care industry has historically been resilient to economic downturns, this trend may not continue or may reverse. Future growth of the pet care industry, if any, is largely dependent upon increases in pet ownership and the dollar amount spent on pets and pet-related products and services. Declines in pet ownership or the level of spending on pet related products or services may have a negative impact on the performance of the companies in the Index, and therefore, the performance of the Fund. Levels of disposable household income and spending for pet related products and services will fluctuate due to, among other things, economic conditions, limitations on discretionary spending, and consumer preferences. Some companies in the pet care industry are smaller, independent producers and retailers. Smaller companies face intense competition from larger companies that may have more significant resources and have well established suppliers and distribution channels. A number of companies in the pet care industry are not publicly listed for trading and their performance is not reflected in the Index. Pet care industry manufacturers, such as providers of food, medicine and other products and services, are also facing increased regulatory scrutiny and products liability risk as the U.S. and some international regulatory regimes focus on pet food and product safety. Many well-known pet brands and pet care-related businesses are offered by companies that are owned by, or sub divisions of, large corporate entities. These companies may be substantially exposed to other industries or sectors of the economy and, therefore, the Index and Fund may be adversely affected by negative developments impacting these companies, industries or sectors. If a company no longer meets the criteria for inclusion in the Index, the Fund may need to reduce or eliminate its holdings of that company and increase its holdings of other companies in the Index. This could have an adverse impact on the liquidity of the Fund's investment portfolio and on Fund performance as there are a limited number of companies that meet the current Index requirements. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.

15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects risk of loss to be remote.

16. New Accounting Pronouncements

In March 2017, the FASB issued Accounting Standards Update ("ASU") 2017-08 ("ASU 2017-08"), Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. The adoption of ASU 2017-08 did not have a material impact on the Funds' financial position and had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

17. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.
150 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

At a meeting held September 16-17, 2019, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the renewal of the Investment Advisory Agreement (the "Advisory Agreement") and the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") (collectively, the "Advisory Agreements"), each for certain series of Trust, between the Trust, on behalf of each of its operational series (the "Funds"), and ProShare Advisors LLC (the "Advisor"). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other Funds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds") that are designed to seek daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underlying index for a single day, not for any other period.

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's fiduciary responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreements, including information that addressed, among other things:

(i)  the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)  the costs of the services to be provided and the profits realized by the Advisor;

(iii)  the investment performance of the Funds and the Advisor;

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and

(v)  other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreements, including, among other things:

(i)  information about the advisory services that were being provided by the Advisor with respect to the Funds;

(ii)  the Advisor's Form ADV;

(iii)  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods;

(vi)  performance information for prior periods;

(vii)  comparative industry fee data;

(viii)  information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;

(ix)  information regarding the Advisor's trade allocation and best execution policies and procedures;

(x)  information about the financial condition of the Advisor;

(xi)  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and

(xii)  the Advisor's reputation, expertise and resources.

The Independent Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting, the Board also considered information they received throughout the year as part of their regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted there would be no significant differences between the scope of services provided by the Advisor in the past year and those to be

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provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

(i)  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

(ii)  the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;

(iii)  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

(iv)  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

(v)  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

(vi)  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

(vii)  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

(viii)  a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years and, recently, the additions of several high level personnel in the areas of operations as well as continued research into technological upgrades that would generally improve capacity and document production capabilities;

(ix)  information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds; and

(x)  the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs than for traditional ETFs.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior years and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services provided by the Advisor with respect to each Fund were of high quality, (ii) the Advisor achieved the investment goals of the Funds, (iii) the Advisor's services benefited the Funds' shareholders, particularly in light of the nature of the Funds and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Funds.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique and few, if any, fund complexes with funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate, but acknowledged the existence of certain differences between the Funds and their peers. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fee. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own, and noted that it would be more expensive or impractical to do so.

The Board reviewed information prepared by the independent consultant comparing management and expense information for each Fund to that of its Peer Group. The Board reviewed Peer Group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the Funds to other funds with investment objectives most similar to the Funds. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.

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The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the five mutual funds it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor to the mutual funds is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual funds and does not provide other services like daily cash management, collateral management and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual funds and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2019, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods.

The Board noted that, in regard to the Matching Funds and the Geared Funds, the correlation of returns for these Funds to their respective benchmarks (or relevant inverse or multiple thereof) was generally within expected ranges during the review periods. The Board also noted that given the nature of the Matching Funds and the Geared Funds, the correlation of performance versus the benchmark (or relevant inverse or multiple thereof) was more meaningful than a Fund's total return.

The Board considered that each of the two Active Funds (ProShares Managed Futures Strategy and ProShares K-1 Crude Oil Strategy) had less than three calendar years of performance information available. In regard to ProShares Managed Futures Strategy, the Board noted that for the one-year period ended June 30, 2019, the Fund outperformed its Peer Group average and universe average and slightly underperformed its benchmark index. In regard to ProShares K-1 Crude Oil Strategy, the Board noted that for the one-year period ended June 30, 2019, the Fund underperformed its universe average and benchmark index.

After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

Profitability

The Board considered the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement and the Unitary Fee Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Morningstar Alternatives Solution ETF, which pays 0.07%, the ProShares Global Listed Private Equity ETF, and the ProShares Short Term USD Emerging Markets Bond ETF, which pays 0.50%, and the ProShares Inflation Expectations ETF, which pays 0.55%), and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2020.

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The Board considered that the Funds covered by the Unitary Fee Agreement pay an advisory fee that remains the same (as a percentage of such a Fund's net assets) as asset levels increased. The Board also noted that under the Unitary Fee Agreement the Advisor was contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provided an effective cap on each subject Fund's normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor's representation that such an arrangement provided important distribution benefits for the Funds and addressed competitive pressures within the ETF industry, particularly with "strategic" or "matching" funds.

The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the amounts of some Funds increase and decrease sometimes significantly and, therefore, economies of scale may be elusive.

The Board considered that for the Funds where the advisory fees remain the same (as a percentage of net assets) as asset levels increase shareholders may benefit from the expense limitation arrangements in place for certain of the Funds.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement for Funds covered under the Advisory Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreements.

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At a meeting held on June 5, 2019, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the initial approval of the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") between the Trust and ProShare Advisors LLC (the "Advisor") with respect to the ProShares Russell U.S. Dividend Growers ETF and the ProShares S&P Technology Dividend Aristocrats ETF (the "New Funds").

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the New Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of New Fund shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New Funds.

The Independent Trustees consulted with Independent Trustee Counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the New Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the Advisor with respect to the New Funds; (ii) the Advisor's Form ADV; (iii) biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the New Funds; (iv) information regarding the proposed contractual fees with respect to the New Funds; (v) comparative industry fee data; (vi) information about fees and other amounts that were proposed to be received by the Advisor and its affiliates for non-advisory services with respect to the New Funds; (vii) information regarding the Advisor's trade allocation and best execution policies and procedures; (viii) information about the financial condition of the Advisor; (ix) information regarding how the Advisor expects to monitor each New Fund's compliance with regulatory requirements and Trust procedures; and (x) the Advisor's reputation, expertise and resources.

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New Funds.

In considering the Unitary Fee Agreement for each New Fund, the Board did not identify any particular factor that was most relevant to its consideration to approve the Unitary Fee Agreement and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services to be performed by the Advisor with respect to the New Funds. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New Funds effectively. In particular, the Board considered the following:

•  the investment objective of each New Fund and the Advisor's description of the skills needed to manage each New Fund;

•  the key features of the New Funds, including the unique asset classes and investment strategies of the New Funds, as well as the employment of optimization/sampling techniques necessary to manage certain the New Funds and develop creation and redemption baskets;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New Funds;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor;

•  significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years; and

•  information regarding allocation of Existing Fund brokerage and the selection of counterparties for New Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor has been able to negotiate with swap counterparties on behalf of various existing operational Funds within the Trust.

The Board considered that the Advisor will oversee the operations of the New Funds, including oversight of the New Funds' service providers, and will provide compliance services to the New Funds.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New Funds, were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New Funds.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) :: 155

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services to be provided to the New Funds by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, offering strategies similar in nature and extent to the New Funds. The Board discussed the methodology used to prepare the comparative fee data for each New Fund and the potential limitations of such data. The Advisor presented information about the significant drivers of cost.

The Board reviewed information prepared by the independent consultant comparing management and expense information for the New Funds to that of a peer group (the "Peer Group") determined by the consultant as well as to the relevant fund category determined by the consultant. The Board reviewed Peer Group and category information prepared by the consultant comparing the contractual advisory fee rate to be paid by the New Funds to other funds with investment objectives most similar to the New Funds. The Board noted the difficulty in compiling the Peer Group because, by design, each Fund is unique and, therefore, few (if any) funds with substantially similar objectives and strategies may be available. Notwithstanding this difficulty, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's proposed fees.

The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other ETFs. The Board concluded that the New Funds' unitary fee rates were reasonable given the services proposed to be provided and the fees charged by the Peer Group.

Profitability

The Board noted that that the New Funds had not yet started operations, so that it could not yet evaluate the Advisor's profitability related to the New Funds. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor's profit margin, including the methodology used in the Advisor's profitability analysis.

The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Trustees received an update on information previously provided by the Advisor regarding its financial condition and overall profitability related to its management of the Funds in the fund complex.

The Board considered the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New Funds, including, but not limited to, intellectual capital, regulatory compliance, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New Funds.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Unitary Fee Agreement was reasonable in light of the services and benefits expected to be provided to the New Funds.

Investment Performance of the Funds and the Advisor

The Trustees noted that the New Funds had not yet commenced operations and, as such, there was no performance information to consider.

Economies of Scale

The Board considered the New Funds' fee arrangements with the Advisor and noted that under the Unitary Fee Agreement the advisory fee would stay the same as asset levels increased. The Board also noted that the Advisor was obligated to pay certain of the New Fund's operating expenses and that the Advisor would be contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provided an effective cap on each New Funds' normal operating expenses, which otherwise would be higher if a New Fund does not achieve sufficient size. The Board also noted the Advisor's representation that such an arrangement provided important distribution benefits for the New Funds and addressed competitive pressures within the ETF industry, particularly with other "strategic" funds such as the New Funds.

Other Benefits

The Independent Trustees also considered any indirect, or "fall-out," benefits of the Advisor or its affiliates to be derived from the relationship to the New Funds but concluded that such benefits were relatively insignificant.

Conclusions

The Board, including all of the Independent Trustees, concluded that it was in the best interests of the New Funds and their shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for each New Fund were fair and reasonable.

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Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2019 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2019. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2019.

As of October 31, 2019, the Funds federal tax information is as follow:

Fund	QDI	DRD	QII
Decline of the Retail Store ETF	0.00%	0.00%	100.00%
DJ Brookfield Global Infrastructure ETF	81.23	26.96	0.19
Equities for Rising Rates ETF	100.00	100.00	0.22
Global Listed Private Equity ETF	94.72	82.97	0.23
Hedge Replication ETF	14.03	13.55	98.61
High Yield-Interest Rate Hedged	0.00	0.00	88.16
Inflation Expectations ETF	0.00	0.00	100.00
Investment Grade-Interest Rate Hedged	0.00	0.00	59.25
K-1 Free Crude Oil Strategy ETF	0.00	0.00	100.00
Large Cap Core Plus	100.00	100.00	1.17
Managed Futures Strategy ETF	0.00	0.00	71.72
Merger ETF	100.00	100.00	83.15
Morningstar Alternatives Solution ETF	52.75	36.98	32.26
MSCI EAFE Dividend Growers ETF	100.00	0.00	0.15
MSCI Emerging Markets Dividend Growers ETF	93.84	0.00	0.25
MSCI Europe Dividend Growers ETF	100.00	0.00	0.16
Pet Care ETF	100.00	100.00	1.03
RAFITM Long/Short	100.00	100.00	11.97
Russell 2000 Dividend Growers ETF	100.00	100.00	0.32
S&P 500® Bond ETF	0.00	0.00	94.60
S&P 500® Dividend Aristocrats ETF	100.00	100.00	0.11
S&P 500® Ex-Energy ETF	100.00	100.00	0.35
S&P 500® Ex-Financials ETF	100.00	100.00	0.35
S&P 500® Ex-Health Care ETF	100.00	100.00	0.37
S&P 500® Ex-Technology ETF	100.00	100.00	0.32
S&P MidCap 400® Dividend Aristocrats ETF	100.00	100.00	0.20
Short Term USD Emerging Markets Bond ETF	0.00	0.00	0.78

Funds with Short-Term Capital Gain Designation

For the tax year ended October 31, 2019, the Trust does not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short Term Gains.

Funds with Equalization

For the tax year ended October 31, 2019, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Fund	Long-Term
Managed Futures Strategy ETF	$3,505
S&P 500® Bond ETF	62,617

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 157

Proxy Voting Information

A description of the Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (Form N-Q for filings prior to March 1, 2019). The Trust's Form N-PORT will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the website at www.ProShares.com.

158 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Strategic ETFs seek returns that are either 1x or -1x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with inverse multiple and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.

"S&P Merger Arbitrage", "S&P 500® Dividend Aristocrats®", "S&P Strategic Futures Index", "S&P MidCap 400® Dividend Aristocrats®", certain "S&P Select Industry Indices", "S&P 500® Ex-Energy Index", "S&P 500® Ex-Financials & Real Estate Index", "S&P 500® Ex-Health Care Index", "S&P 500® Ex-Information Technology Index" and "Dow Jones Brookfield Global Infrastructure Composite Index" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Dividend Growth Index" is a trademark of Russell Investment Group. "MSCI EAFE Dividend Masters Index", "MSCI Europe Dividend Masters Index" and "MSCI Emerging Markets Dividend Masters Index" are service marks of MSCI. "Credit Suisse 130/30 Large Cap IndexTM" is a trademark of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFITM" are trademarks of Research Affiliates, LLC. "Merrill Lynch Factor Model - Exchange Series", "Merrill Lynch Factor Model®" and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML"). "Solactive®" is a trademark of Solactive AG, "CITI" is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. "LPX® Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH. "Deutsche Bank" and "DBIQ Short Duration Emerging Market Bond IndexSM" are service marks of Deutsche Bank AG. "Bloomberg®", "Bloomberg Commodity IndexSM" and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg"). "Morningstar® Diversified Alternatives IndexSM" is a product of Morningstar, Inc. "FTSE Developed Europe All Cap Index" is a trademark of the FTSE International Limited ("FTSE"). All have been licensed for use by ProShares. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2019 ProShare Advisors LLC. All rights reserved.   PSSSA1119

SEMIANNUAL REPORT

NOVEMBER 30, 2019

Geared

Short 7-10 Year Treasury  TBX

Short 20+ Year Treasury  TBF

Short Basic Materials  SBM

Short Dow30SM  DOG

Short Financials  SEF

Short FTSE China 50  YXI

Short High Yield  SJB

Short MidCap400  MYY

Short MSCI EAFE  EFZ

Short MSCI Emerging Markets  EUM

Short Oil & Gas  DDG

Short QQQ  PSQ

Short Real Estate  REK

Short Russell2000  RWM

Short S&P500®  SH

Short SmallCap600  SBB

Ultra 7-10 Year Treasury  UST

Ultra 20+ Year Treasury  UBT

Ultra Basic Materials  UYM

Ultra Communication Services Select
Sector  XCOM

Ultra Consumer Goods  UGE

Ultra Consumer Services  UCC

Ultra Dow30SM  DDM

Ultra Financials  UYG

Ultra FTSE China 50  XPP

Ultra FTSE Europe  UPV

Ultra Health Care  RXL

Ultra High Yield  UJB

Ultra Industrials  UXI

Ultra MidCap400  MVV

Ultra MSCI Brazil Capped  UBR

Ultra MSCI EAFE  EFO

Ultra MSCI Emerging Markets  EET

Ultra MSCI Japan  EZJ

Ultra Nasdaq Biotechnology  BIB

Ultra Oil & Gas  DIG

Ultra QQQ  QLD

Ultra Real Estate  URE

Ultra Russell2000  UWM

Ultra S&P500®  SSO

Ultra Semiconductors  USD

Ultra SmallCap600  SAA

Ultra Technology  ROM

Ultra Telecommunications  LTL

Ultra Utilities  UPW

UltraPro Communication Services Select
Sector  UCOM

UltraPro Dow30SM  UDOW

UltraPro Financial Select Sector  FINU

UltraPro MidCap400  UMDD

UltraPro Nasdaq Biotechnology  UBIO

UltraPro QQQ  TQQQ

UltraPro Russell2000  URTY

UltraPro S&P500®  UPRO

UltraPro Short 20+ Year Treasury  TTT

UltraPro Short Communication Services
Select Sector  SCOM

UltraPro Short Dow30SM  SDOW

UltraPro Short Financial Select Sector  FINZ

UltraPro Short MidCap400  SMDD

UltraPro Short Nasdaq Biotechnology  ZBIO

UltraPro Short QQQ  SQQQ

UltraPro Short Russell2000  SRTY

UltraPro Short S&P500®  SPXU

UltraShort 7-10 Year Treasury  PST

UltraShort 20+ Year Treasury  TBT

UltraShort Basic Materials  SMN

UltraShort Communication Services Select
Sector  YCOM

UltraShort Consumer Goods  SZK

UltraShort Consumer Services  SCC

UltraShort Dow30SM  DXD

UltraShort Financials  SKF

UltraShort FTSE China 50  FXP

UltraShort FTSE Europe  EPV

UltraShort Health Care  RXD

UltraShort Industrials  SIJ

UltraShort MidCap400  MZZ

UltraShort MSCI Brazil Capped  BZQ

UltraShort MSCI EAFE  EFU

UltraShort MSCI Emerging Markets  EEV

UltraShort MSCI Japan  EWV

UltraShort Nasdaq Biotechnology  BIS

UltraShort Oil & Gas  DUG

UltraShort QQQ  QID

UltraShort Real Estate  SRS

UltraShort Russell2000  TWM

UltraShort S&P500®  SDS

UltraShort Semiconductors  SSG

UltraShort SmallCap600  SDD

UltraShort Technology  REW

UltraShort Utilities  SDP

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
XLVIII	Expense Examples
1	Schedule of Portfolio Investments
199	Statements of Assets and Liabilities
215	Statements of Operations
231	Statements of Changes in Net Assets
262	Financial Highlights
307	Notes to Financial Statements
342	Board Approval of Investment Advisory Agreement
346	Miscellaneous Information

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Trust's website (www.proshares.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as your brokerage firm).

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account that you invest in through your financial intermediary.

Receive investor materials electronically:

Shareholders may sign up for electronic delivery of investor materials. By doing so, you will receive the information faster and help us reduce the impact on the environment of providing these materials. To enroll in electronic delivery,

1.  Go to www.icsdelivery.com

2.  Select the first letter of your brokerage firm's name.

3.  From the list that follows, select your brokerage firm. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm.

4.  Complete the information requested, including the e-mail address where you would like to receive notifications for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel electronic delivery at any time and revert to physical delivery of your materials. Just go to www.icsdelivery.com, perform the first three steps above, and follow the instructions for cancelling electronic delivery. If you have any questions, please contact your brokerage firm.

DEAR SHAREHOLDER:

I am pleased to present the ProShares Trust Semiannual Report for the six months ended November 30, 2019.

The Federal Reserve Cut Rates, Stock and Bond Markets Rose Sharply

During the reporting period, numerous central banks loosened monetary policy and unveiled economic stimulus, which triggered rallies in stock and bond markets throughout the world.

To help keep the U.S. economy on a healthy track amid concerns about a potential slowdown in the global economy, the Federal Reserve cut rates three times to a range of 1.50% to 1.75%. U.S. stocks surged in June in anticipation of cuts, sold off in August as tariff and trade war tensions resurfaced, and rallied to record highs in November on hopes for a U.S. and China trade deal and stronger-than-expected economic reports. Third-quarter real GDP growth was revised upward to 2.1% (annualized), signaling moderate economic expansion, but lagged the first-quarter 2019 rate of 3.1%. The Federal Reserve indicated it would pause from making further rate cuts unless the economy deviates from its present course.

Over the six months, U.S. large-cap stocks outperformed smaller caps, returning 15.3%, as measured by the S&P 500® Index. The S&P MidCap 400® followed, advancing 12.0%, and the small-cap Russell 2000® Index gained 11.7%. The DJIA® (Dow®) Index returned 14.4%, and all Dow Jones U.S. Industry Indexes advanced. The best performing sectors were technology, returning 22.4%; telecommunications, rising 18.4%; and health care, gaining 15.3%. Consumer services, utilities and real estate sectors, lagged yet returned 10.2%, 9.2% and 9.1%, respectively.

International Stocks Rose but Generally Trailed U.S. Equities

During the reporting period, developed markets outside North America returned 9.8%, as measured by the MSCI EAFE Index. The MSCI Japan Index rallied 12.8%, driven in part by hopes corporate earnings would improve, and the MSCI Europe Index returned 9.8%, as investors were encouraged by positive manufacturing reports and quantitative-easing plans in Europe. Emerging markets equities lagged developed markets. The MSCI Emerging Markets Index returned 5.9%, while the FTSE China 50 Index only rose 2.6% as slowing growth there dampened enthusiasm for Chinese stocks.

The country's central bank cut borrowing rates in response to help boost sentiment.

Longer-Term U.S. Treasury Bonds Performed Particularly Well

Bond prices also rose on expectations of Federal Reserve rate cuts, and the Barclays U.S. Aggregate Bond Index returned 3.8% over the six months. During the stock market's pullback in August, 10-year Treasury notes rallied and their yields, which move opposite to price, temporarily dropped below those on two-year issues. Treasury bonds with longer maturities outperformed over the reporting period, with the Ryan Labs Treasury 30 Year and 10 Year indexes rising 9.4% and 4.1%, respectively. Corporate investment-grade bonds returned 7.8%, based on the Markit iBoxx $ Liquid Investment Grade Index. Their high yield peers returned 4.7%, as measured by the Markit iBoxx $ Liquid High Yield Index. And the U.S. dollar rose 0.3%, as measured by the Bloomberg Dollar Index Spot.

ProShares Grows Its Assets and Expands Dividend Growers ETF Lineup

Over the period, ProShares' assets under management rose 13% to $31.4 billion. In November we launched the ProShares S&P Technology Dividend Aristocrats ETF (TDV) and ProShares Russell U.S. Dividend Growers ETF (TMDV). TDV is the only ETF focusing on the S&P Technology Dividend Aristocrats — well-established, technology-related companies that have consistently raised their dividends for at least seven years. TMDV is a total-market fund that targets companies in the Russell 3000® that have raised their dividends for a minimum of 35 consecutive years.

Thank you for investing in ProShares. We appreciate your continued trust and confidence.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

II :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short 7-10 Year Treasury (Ticker: TBX)

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(97%)
Futures Contracts	(3%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

ProShares Short 20+ Year Treasury (Ticker: TBF)

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(97%)
Futures Contracts	(4%)
Total Exposure	(101%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: III

ProShares Short Basic Materials (Ticker: SBM)

ProShares Short Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	82.9%
Metals & Mining	16.7%
Paper & Forest Products	0.3%
Oil , Gas & Consumable Fuels	0.1%

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(90%)
Futures Contracts	(10%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Information Technology	20.3%
Industrials	20.1%
Financials	14.7%
Health Care	13.1%
Consumer Discretionary	12.3%
Consumer Staples	8.6%
Telecommunication Services	5.1%
Energy	4.5%
Materials	1.3%

IV :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	29.1%
Diversified Financials	27.0%
Real Estate	20.3%
Insurance	13.6%
Software & Services	10.0%

ProShares Short FTSE China 50 (Ticker: YXI)

ProShares Short FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 50 Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained FTSE International Limited. The Index consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	46.1%
Communication Services	17.0%
Consumer Discretionary	11.4%
Real Estate	9.0%
Energy	9.0%
Industrials	3.1%
Information Technology	1.8%
Utilities	1.3%
Materials	1.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: V

ProShares Short High Yield (Ticker: SJB)

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by Markit Indices Limited. The Index is a market-value weighted index designed to provide a balanced representation of U.S. dollar denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by a set of transparent and objective Index rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated, corporate bonds for sale in the United States that are issued by companies domiciled in developed countries; are rated sub-investment grade using an average of Moody's Investor Service, Fitch Ratings or S&P Global Ratings; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and have at issuance an expected remaining life of 15 years of less, and at rebalancing minimum one year to expected maturity with new insertions minimum of at least one year and 6 months to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100.0%

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(93%)
Futures Contracts	(7%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Industrials	16.7%
Financials	16.6%
Information Technology	15.7%
Consumer Discretionary	12.3%
Real Estate	11.2%
Health Care	10.0%
Materials	6.1%
Utilities	4.4%
Consumer Staples	2.9%
Telecommunication Services	2.3%
Energy	1.8%

VI :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Total Exposure	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.8%
United Kingdom	16.2%
France	11.4%
Others	9.8%
Switzerland	9.2%
Germany	8.8%
Australia	6.9%
Netherlands	4.0%
Hong Kong	3.5%
Spain	2.8%
Sweden	2.6%

MSCI EAFE Index – Composition

% of Index
Financials	18.4%
Industrials	15.1%
Health Care	12.1%
Consumer Discretionary	11.6%
Consumer Staples	11.4%
Information Technology	7.0%
Materials	7.0%
Communication Services	5.3%
Energy	4.8%
Utilities	3.7%
Real Estate	3.6%

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted market capitalization in emerging market countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	34.0%
Taiwan	11.7%
Korea	11.6%
Others	10.4%
India	9.1%
Brazil	7.1%
South Africa	4.6%
Russia	3.9%
Thailand	2.7%
Saudi Arabia	2.6%
Mexico	2.3%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	24.4%
Information Technology	15.3%
Consumer Discretionary	14.3%
Communication Services	10.9%
Energy	7.4%
Materials	7.3%
Consumer Staples	6.6%
Industrials	5.4%
Real Estate	2.9%
Health Care	2.8%
Utilities	2.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: VII

ProShares Short Oil & Gas (Ticker: DDG)

ProShares Short Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the oil and gas sector of the U.S. equity market. Component companies typically are engaged in the following activities related to the oil and gas sector, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89.4%
Energy Equipment & Services	9.5%
Electric Utilities	0.7%
Semiconductors & Semiconductor Equipment	0.4%

ProShares Short QQQ (Ticker: PSQ)

ProShares Short QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by the Nasdaq, Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(97%)
Futures Contracts	(3%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	46.9%
Communication Services	21.5%
Consumer Discretionary	15.3%
Health Care	7.1%
Consumer Staples	5.8%
Industrials	2.3%
Utilities	0.8%
Financials	0.3%

VIII :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Real Estate (Ticker: REK)

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91.2%
Mortgage Real Estate Investment Trusts (REITs)	4.4%
Real Estate Management & Development	2.6%
Professional Services	1.8%

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(96%)
Futures Contracts	(4%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	17.9%
Health Care	17.8%
Industrials	15.9%
Information Technology	13.7%
Consumer Discretionary	11.0%
Real Estate	8.0%
Materials	3.9%
Utilities	3.7%
Consumer Staples	2.9%
Energy	2.9%
Communication Services	2.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: IX

ProShares Short S&P500® (Ticker: SH)

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(97%)
Futures Contracts	(3%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	22.8%
Health Care	14.1%
Financials	13.1%
Telecommunication Services	10.5%
Consumer Discretionary	9.8%
Industrials	9.3%
Consumer Staples	7.2%
Energy	4.2%
Utilities	3.3%
Real Estate	3.0%
Materials	2.7%

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Financials	17.9%
Industrials	17.3%
Information Technology	14.0%
Consumer Discretionary	13.9%
Health Care	13.4%
Real Estate	7.1%
Materials	4.9%
Consumer Staples	4.1%
Energy	3.3%
Utilities	2.1%
Telecommunication Services	2.0%

X :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra 7-10 Year Treasury (Ticker: UST)

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System (the "Fed"). In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	73%
Swap Agreements	125%
Futures Contracts	3%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

ProShares Ultra 20+ Year Treasury (Ticker: UBT)

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to twenty years and has $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	71%
Swap Agreements	128%
Futures Contracts	2%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XI

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	112%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Linde plc	15.7%
Air Products & Chemicals, Inc.	7.4%
DuPont de Nemours, Inc.	6.8%
Ecolab, Inc.	6.6%
Dow, Inc.	5.6%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	82.9%
Metals & Mining	16.7%
Paper & Forest Products	0.3%
Oil, Gas & Consumable Fuels	0.1%

ProShares Ultra Communication Services Select Sector (Ticker: XCOM)

ProShares Ultra Communication Services Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Communication Services Select Sector Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the communication services industry group of the S&P 500® Index ("S&P 500®"). The Index is one of eleven (11) of the S&P Select Sector Indices, each designed to measure the performance of a sector of the S&P 500®. Membership in the Select Sector Indices is generally determined by the Global Industry Classification Standard ("GICS"), which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index includes equity securities of companies from the following industries: diversified telecommunications services; wireless telecommunications services; media; entertainment; and interactive media & services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	48%
Swap Agreements	152%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Facebook, Inc., Class A	9.2%
Alphabet, Inc., Class C	5.6%
Alphabet, Inc., Class A	5.6%
Charter Communications, Inc., Class A	2.3%
Walt Disney Co. (The)	2.3%

S&P Communication Services Select Sector Index – Composition

% of Index
Interactive Media & Services	46.2%
Entertainment	20.3%
Media	19.9%
Diversified Telecommunication Services	10.5%
Wireless Telecommunication Services	3.1%

XII :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the stock performance of certain U.S. companies in the consumer goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	9.7%
Coca-Cola Co. (The)	6.5%
PepsiCo, Inc.	6.0%
Philip Morris International, Inc.	4.1%
NIKE, Inc., Class B	3.7%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food, Beverage & Tobacco	45.7%
Household & Personal Products	22.2%
Consumer Durables & Apparel	16.1%
Automobiles & Components	8.7%
Media & Entertainment	4.0%
Capital Goods	1.4%
Retailing	1.0%
Food & Staples Retailing	0.6%
Diversified Financials	0.2%
Commercial & Professional Services	0.1%

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the stock performance of certain U.S. companies in the consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	72%
Swap Agreements	128%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	13.8%
Walt Disney Co. (The)	5.0%
Home Depot, Inc. (The)	4.4%
Comcast Corp., Class A	3.7%
Walmart, Inc.	3.1%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	43.2%
Media & Entertainment	24.0%
Consumer Services	16.2%
Food & Staples Retailing	10.8%
Transportation	3.4%
Commercial & Professional Services	1.5%
Health Care Equipment & Services	0.7%
Software & Services	0.1%
Capital Goods	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XIII

ProShares Ultra Dow30SM (Ticker: DDM)

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial Average® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	119%
Futures Contracts	3%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Boeing Co. (The)	6.9%
UnitedHealth Group, Inc.	5.3%
Apple, Inc.	5.1%
Goldman Sachs Group, Inc. (The)	4.2%
Home Depot, Inc. (The)	4.2%

Dow Jones Industrial
Average – Composition

% of Index
Information Technology	20.3%
Industrials	20.1%
Financials	14.7%
Health Care	13.1%
Consumer Discretionary	12.3%
Consumer Staples	8.6%
Telecommunication Services	5.1%
Energy	4.5%
Materials	1.3%

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly, in real estate; diversified financial companies such as credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	122%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	5.8%
JPMorgan Chase & Co.	5.7%
Visa, Inc., Class A	4.3%
Bank of America Corp.	3.8%
Mastercard, Inc., Class A	3.5%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	29.1%
Diversified Financials	27.0%
Real Estate	20.3%
Insurance	13.6%
Software & Services	10.0%

XIV :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra FTSE China 50 (Ticker: XPP)

ProShares Ultra FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	46.1%
Communication Services	17.0%
Consumer Discretionary	11.4%
Real Estate	9.0%
Energy	9.0%
Industrials	3.1%
Information Technology	1.8%
Utilities	1.3%
Materials	1.3%

ProShares Ultra FTSE Europe (Ticker: UPV)

ProShares Ultra FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe All Cap Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index is a free float-adjusted market cap weighted index representing the performance of large, mid- and small cap companies in Developed European markets, including the United Kingdom.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe All Cap
Index – Country

% of Index
United Kingdom	23.7%
France	16.1%
Switzerland	14.6%
Germany	13.6%
Others	7.1%
Netherlands	7.1%
Sweden	4.8%
Spain	4.4%
Italy	3.9%
Denmark	2.9%
Belgium	1.8%

FTSE Developed Europe All Cap
Index – Composition

% of Index
Financials	17.6%
Industrials	15.0%
Health Care	13.2%
Consumer Staples	12.6%
Consumer Discretionary	10.1%
Materials	7.4%
Energy	6.5%
Information Technology	5.9%
Communication Services	4.8%
Utilities	4.1%
Real Estate	2.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XV

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	79%
Swap Agreements	121%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	7.1%
UnitedHealth Group, Inc.	5.2%
Merck & Co., Inc.	4.4%
Pfizer, Inc.	4.2%
Abbott Laboratories	3.0%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals	30.1%
Health Care Equipment & Supplies	25.8%
Health Care Providers & Services	19.3%
Biotechnology	17.2%
Life Sciences Tools & Services	7.4%
Health Care Technology	0.2%

ProShares Ultra High Yield (Ticker: UJB)

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx $ Liquid High Yield Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by Markit Indices Limited. The Index is a market-value weighted index designed to provide a balanced representation of U.S. dollar denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by a set of transparent and objective Index rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated, corporate bonds for sale in the United States that are issued by companies domiciled in developed countries; are rated sub-investment grade using an average of Moody's Investor Service, Fitch Ratings or S&P Global Ratings; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and have at issuance an expected remaining life of 15 years or less, and at rebalancing minimum one year to expected maturity with new insertions minimum of at least one year and 6 months to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	163%
Exchange Traded Funds	38%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
iShares iBoxx $ High Yield Corporate Bond ETF, 0.00%, due	37.9%

*The most recent annual and semi-annual reports can be found at www.ishares.com

Markit iBoxx $ Liquid High Yield
Index – Composition

% of Index
High Yield	100.0%

XVI :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Boeing Co. (The)	3.8%
Honeywell International, Inc.	2.5%
Accenture plc, Class A	2.5%
PayPal Holdings, Inc.	2.5%
Union Pacific Corp.	2.4%

Dow Jones U.S. Industrials
Index – Composition

% of Index
Capital Goods	53.0%
Software & Services	18.4%
Transportation	11.8%
Materials	6.0%
Commercial & Professional Services	5.4%
Technology Hardware & Equipment	5.1%
Pharmaceuticals, Biotechnology & Life Sciences	0.3%

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	117%
Futures Contracts	2%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Zebra Technologies Corp., Class A	0.6%
STERIS plc	0.6%
Teledyne Technologies, Inc.	0.5%
Old Dominion Freight Line, Inc.	0.5%
Domino's Pizza, Inc.	0.5%

S&P MidCap 400 – Composition

% of Index
Industrials	16.7%
Financials	16.6%
Information Technology	15.7%
Consumer Discretionary	12.3%
Real Estate	11.2%
Health Care	10.0%
Materials	6.1%
Utilities	4.4%
Consumer Staples	2.9%
Telecommunication Services	2.3%
Energy	1.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XVII

ProShares Ultra MSCI Brazil Capped (Ticker: UBR)

ProShares Ultra MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index is designed to measure the performance of the large and mid cap segments of the Brazilian market. It applies certain investment limits that are imposed on regulated investment companies, or RICs, under the current U.S. Internal Revenue Code. The Index covers approximately 85% of the free float-adjusted market capitalization in Brazil.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	36.8%
Energy	13.8%
Materials	12.8%
Consumer Staples	11.2%
Consumer Discretionary	7.9%
Industrials	6.4%
Utilities	4.8%
Health Care	2.5%
Communication Services	2.1%
Real Estate	1.2%
Information Technology	0.5%

ProShares Ultra MSCI EAFE (Ticker: EFO)

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.8%
United Kingdom	16.2%
France	11.4%
Others	9.8%
Switzerland	9.2%
Germany	8.8%
Australia	6.9%
Netherlands	4.0%
Hong Kong	3.5%
Spain	2.8%
Sweden	2.6%

MSCI EAFE Index – Composition

% of Index
Financials	18.4%
Industrials	15.1%
Health Care	12.1%
Consumer Discretionary	11.6%
Consumer Staples	11.4%
Information Technology	7.0%
Materials	7.0%
Communication Services	5.3%
Energy	4.8%
Utilities	3.7%
Real Estate	3.6%

XVIII :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MSCI Emerging Markets (Ticker: EET)

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted market capitalization in emerging market countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	34.0%
Taiwan	11.7%
Korea	11.6%
Others	10.4%
India	9.1%
Brazil	7.1%
South Africa	4.6%
Russia	3.9%
Thailand	2.7%
Saudi Arabia	2.6%
Mexico	2.3%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	24.4%
Information Technology	15.3%
Consumer Discretionary	14.3%
Communication Services	10.9%
Energy	7.4%
Materials	7.3%
Consumer Staples	6.6%
Industrials	5.4%
Real Estate	2.9%
Health Care	2.8%
Utilities	2.7%

ProShares Ultra MSCI Japan (Ticker: EZJ)

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index adjusts the market capitalization of Index constituents for free float and targets for Index inclusion 85% of the free float-adjusted market capitalization in each industry group in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	21.0%
Consumer Discretionary	18.6%
Information Technology	11.7%
Financials	10.7%
Health Care	9.9%
Communication Services	8.3%
Consumer Staples	7.9%
Materials	5.2%
Real Estate	4.3%
Utilities	1.6%
Energy	0.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XIX

ProShares Ultra Nasdaq Biotechnology (Ticker: BIB)

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by The Nasdaq Group, Inc (the "Index Provider"). The Index is a modified capitalization-weighted index that includes securities of Nasdaq listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	77%
Swap Agreements	124%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	6.5%
Gilead Sciences, Inc.	6.1%
Vertex Pharmaceuticals, Inc.	5.7%
Illumina, Inc.	4.7%
Biogen, Inc.	3.9%

NASDAQ Biotechnology
Index – Composition

% of Index
Biotechnology	80.1%
Life Sciences Tools & Services	9.8%
Pharmaceuticals	8.6%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	0.1%
Chemicals	0.1%

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the oil and gas sector of the U.S. equity market. Component companies typically are engaged in the following activities related to oil and gas sector, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements	106%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	22.9%
Chevron Corp.	17.7%
ConocoPhillips	5.3%
Phillips 66	4.1%
Schlumberger Ltd.	4.0%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89.4%
Energy Equipment & Services	9.5%
Electric Utilities	0.7%
Semiconductors & Semiconductor Equipment	0.4%

XX :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra QQQ (Ticker: QLD)

ProShares Ultra QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by the Nasdaq, Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	107%
Futures Contracts	5%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	10.6%
Microsoft Corp.	10.2%
Amazon.com, Inc.	7.8%
Facebook, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%

NASDAQ-100 Index – Composition

% of Index
Information Technology	46.9%
Communication Services	21.5%
Consumer Discretionary	15.3%
Health Care	7.1%
Consumer Staples	5.8%
Industrials	2.3%
Utilities	0.8%
Financials	0.3%

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	5.6%
Prologis, Inc.	3.4%
Crown Castle International Corp.	3.3%
Equinix, Inc.	2.9%
Simon Property Group, Inc.	2.8%

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91.2%
Mortgage Real Estate Investment Trusts (REITs)	4.4%
Real Estate Management & Development	2.6%
Professional Services	1.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XXI

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period.

The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	109%
Futures Contracts	5%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Novocure Ltd.	0.3%
Arrowhead Pharmaceuticals, Inc.	0.3%
Medicines Co. (The)	0.3%
Haemonetics Corp.	0.3%
Generac Holdings, Inc.	0.3%

Russell 2000 Index – Composition

% of Index
Financials	17.9%
Health Care	17.8%
Industrials	15.9%
Information Technology	13.7%
Consumer Discretionary	11.0%
Real Estate	8.0%
Materials	3.9%
Utilities	3.7%
Consumer Staples	2.9%
Energy	2.9%
Communication Services	2.3%

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements	102%
Futures Contracts	7%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	4.0%
Apple, Inc.	4.0%
Amazon.com, Inc.	2.6%
Facebook, Inc., Class A	1.7%
Berkshire Hathaway, Inc., Class B	1.5%

S&P 500 – Composition

% of Index
Information Technology	22.8%
Health Care	14.1%
Financials	13.1%
Telecommunication Services	10.5%
Consumer Discretionary	9.8%
Industrials	9.3%
Consumer Staples	7.2%
Energy	4.2%
Utilities	3.3%
Real Estate	3.0%
Materials	2.7%

XXII :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	126%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	16.3%
NVIDIA Corp.	8.4%
Broadcom, Inc.	8.0%
Texas Instruments, Inc.	7.1%
QUALCOMM, Inc.	6.1%

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	99.8%
Technology Hardware & Equipment	0.2%

ProShares Ultra SmallCap600 (Ticker: SAA)

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Arrowhead Pharmaceuticals, Inc.	0.7%
Medicines Co. (The)	0.6%
LHC Group, Inc.	0.4%
Darling Ingredients, Inc.	0.4%
Cabot Microelectronics Corp.	0.4%

S&P SmallCap 600 – Composition

% of Index
Financials	17.9%
Industrials	17.3%
Information Technology	14.0%
Consumer Discretionary	13.9%
Health Care	13.4%
Real Estate	7.1%
Materials	4.9%
Consumer Staples	4.1%
Energy	3.3%
Utilities	2.1%
Telecommunication Services	2.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XXIII

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	13.2%
Apple, Inc.	12.9%
Facebook, Inc., Class A	5.5%
Alphabet, Inc., Class C	4.5%
Alphabet, Inc., Class A	4.4%

Dow Jones U.S. Technology Index – Composition

% of Index
Software & Services	37.3%
Technology Hardware & Equipment	23.4%
Media & Entertainment	20.1%
Semiconductors & Semiconductor Equipment	17.4%
Health Care Equipment & Services	0.6%
Retailing	0.6%
Telecommunication Services	0.4%
Consumer Durables & Apparel	0.2%

ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	113%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	20.0%
AT&T, Inc.	19.3%
CenturyLink, Inc.	4.2%
Garmin Ltd.	4.2%
Motorola Solutions, Inc.	4.0%

Dow Jones U.S. Select Telecommunications Index – Composition

% of Index
Diversified Telecommunication Services	57.2%
Communications Equipment	30.6%
Wireless Telecommunication Services	7.4%
Household Durables	4.8%

XXIV :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	122%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	9.3%
Dominion Energy, Inc.	5.6%
Southern Co. (The)	5.3%
Duke Energy Corp.	5.2%
American Electric Power Co., Inc.	3.7%

Dow Jones U.S. Utilities Index – Composition

% of Index
Electric Utilities	57.8%
Multi-Utilities	30.6%
Gas Utilities	4.7%
Independent Power and Renewable Electricity Producers	3.6%
Water Utilities	3.3%

ProShares UltraPro Communication Services Select Sector (Ticker: UCOM)

ProShares UltraPro Communication Services Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P Communication Services Select Sector Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the communication services industry group of the S&P 500®. The Index is one of eleven (11) of the S&P Select Sector Indices, each designed to measure the performance of a sector of the S&P 500®. Membership in the Select Sector Indices is generally determined by GICS, which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index includes equity securities of companies from the following industries: diversified telecommunications services; wireless telecommunications services; media; entertainment; and interactive media & services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	227%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Facebook, Inc., Class A	14.2%
Alphabet, Inc., Class C	8.7%
Alphabet, Inc., Class A	8.7%
Charter Communications, Inc., Class A	3.5%
Walt Disney Co. (The)	3.5%

S&P Communication Services Select Sector Index – Composition

% of Index
Interactive Media & Services	46.2%
Entertainment	20.3%
Media	19.9%
Diversified Telecommunication Services	10.5%
Wireless Telecommunication Services	3.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XXV

ProShares UltraPro Dow30SM (Ticker: UDOW)

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial Average® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	221%
Futures Contracts	4%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Boeing Co. (The)	6.7%
UnitedHealth Group, Inc.	5.1%
Apple, Inc.	4.9%
Goldman Sachs Group, Inc. (The)	4.0%
Home Depot, Inc. (The)	4.0%

Dow Jones Industrial Average – Composition

% of Index
Information Technology	20.3%
Industrials	20.1%
Financials	14.7%
Health Care	13.1%
Consumer Discretionary	12.3%
Consumer Staples	8.6%
Telecommunication Services	5.1%
Energy	4.5%
Materials	1.3%

ProShares UltraPro Financial Select Sector (Ticker: FINU)

ProShares UltraPro Financial Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P Financial Select Sector Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is one of eleven of the S&P Select Sector Indices (the "Select Sector Indices"), each designed to measure the performance of a sector of the S&P 500. Membership in the Select Sector Indices is generally determined by GICS which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index consists of companies in the financial sector, including companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	235%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	8.2%
JPMorgan Chase & Co.	8.0%
Bank of America Corp.	5.3%
Wells Fargo & Co.	4.1%
Citigroup, Inc.	3.2%

S&P Financial Select Sector Index – Composition

% of Index
Banks	43.4%
Capital Markets	21.1%
Insurance	17.7%
Diversified Financial Services	12.6%
Consumer Finance	5.2%

XXVI :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro MidCap400 (Ticker: UMDD)

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	212%
Futures Contracts	5%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Zebra Technologies Corp., Class A	0.6%
STERIS plc	0.6%
Teledyne Technologies, Inc.	0.6%
Old Dominion Freight Line, Inc.	0.5%
Domino's Pizza, Inc.	0.5%

S&P MidCap 400 – Composition

% of Index
Industrials	16.7%
Financials	16.6%
Information Technology	15.7%
Consumer Discretionary	12.3%
Real Estate	11.2%
Health Care	10.0%
Materials	6.1%
Utilities	4.4%
Consumer Staples	2.9%
Telecommunication Services	2.3%
Energy	1.8%

ProShares UltraPro Nasdaq Biotechnology (Ticker: UBIO)

ProShares UltraPro Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by The Nasdaq Group, Inc (the "Index Provider"). The Index is a modified capitalization-weighted index that includes securities of Nasdaq listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	244%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	4.8%
Gilead Sciences, Inc.	4.5%
Vertex Pharmaceuticals, Inc.	4.2%
Illumina, Inc.	3.5%
Biogen, Inc.	2.9%

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	80.1%
Life Sciences Tools & Services	9.8%
Pharmaceuticals	8.6%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	0.1%
Chemicals	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XXVII

ProShares UltraPro QQQ (Ticker: TQQQ)

ProShares UltraPro QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period.

The Index is constructed and maintained by the Nasdaq, Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	206%
Futures Contracts	6%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	10.7%
Microsoft Corp.	10.2%
Amazon.com, Inc.	7.9%
Facebook, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.1%

NASDAQ-100 Index – Composition

% of Index
Information Technology	46.9%
Communication Services	21.5%
Consumer Discretionary	15.3%
Health Care	7.1%
Consumer Staples	5.8%
Industrials	2.3%
Utilities	0.8%
Financials	0.3%

ProShares UltraPro Russell2000 (Ticker: URTY)

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	206%
Futures Contracts	4%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Novocure Ltd.	0.4%
Arrowhead Pharmaceuticals, Inc.	0.3%
Medicines Co. (The)	0.3%
Haemonetics Corp.	0.3%
Generac Holdings, Inc.	0.3%

Russell 2000 Index – Composition

% of Index
Financials	17.9%
Health Care	17.8%
Industrials	15.9%
Information Technology	13.7%
Consumer Discretionary	11.0%
Real Estate	8.0%
Materials	3.9%
Utilities	3.7%
Consumer Staples	2.9%
Energy	2.9%
Communication Services	2.3%

XXVIII :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro S&P500® (Ticker: UPRO)

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Equity Securities	82%
Swap Agreements	211%
Futures Contracts	7%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	3.6%
Apple, Inc.	3.6%
Amazon.com, Inc.	2.3%
Facebook, Inc., Class A	1.5%
Berkshire Hathaway, Inc., Class B	1.4%

S&P 500 – Composition

% of Index
Information Technology	22.8%
Health Care	14.1%
Financials	13.1%
Telecommunication Services	10.5%
Consumer Discretionary	9.8%
Industrials	9.3%
Consumer Staples	7.2%
Energy	4.2%
Utilities	3.3%
Real Estate	3.0%
Materials	2.7%

ProShares UltraPro Short 20+ Year Treasury (Ticker: TTT)

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(296%)
Futures Contracts	(6%)
Total Exposure	(302%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XXIX

ProShares UltraPro Short Communication Services Select Sector (Ticker: SCOM)

ProShares UltraPro Short Communication Services Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P Communication Services Select Sector Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the communication services industry group of the S&P 500®. The Index is one of eleven (11) of the S&P Select Sector Indices, each designed to measure the performance of a sector of the S&P 500®. Membership in the Select Sector Indices is generally determined by GICS, which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index includes equity securities of companies from the following industries: diversified telecommunications services; wireless telecommunications services; media; entertainment; and interactive media & services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Communication Services Select Sector Index – Composition

% of Index
Interactive Media & Services	46.2%
Entertainment	20.3%
Media	19.9%
Diversified Telecommunication Services	10.5%
Wireless Telecommunication Services	3.1%

ProShares UltraPro Short Dow30SM (Ticker: SDOW)

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial Average® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(295%)
Futures Contracts	(5%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Information Technology	20.3%
Industrials	20.1%
Financials	14.7%
Health Care	13.1%
Consumer Discretionary	12.3%
Consumer Staples	8.6%
Telecommunication Services	5.1%
Energy	4.5%
Materials	1.3%

XXX :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short Financial Select Sector (Ticker: FINZ)

ProShares UltraPro Short Financial Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P Financial Select Sector Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is one of eleven of the S&P Select Sector Indices (the "Select Sector Indices"), each designed to measure the performance of a sector of the S&P 500. Membership in the Select Sector Indices is generally determined by the GICS which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index consists of companies in the financial sector, including companies involved in banking, thrifts & mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(300%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Financial Select Sector Index – Composition

% of Index
Banks	43.4%
Capital Markets	21.1%
Insurance	17.7%
Diversified Financial Services	12.6%
Consumer Finance	5.2%

ProShares UltraPro Short MidCap400 (Ticker: SMDD)

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(292%)
Futures Contracts	(8%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Industrials	16.7%
Financials	16.6%
Information Technology	15.7%
Consumer Discretionary	12.3%
Real Estate	11.2%
Health Care	10.0%
Materials	6.1%
Utilities	4.4%
Consumer Staples	2.9%
Telecommunication Services	2.3%
Energy	1.8%
PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XXXI

ProShares UltraPro Short Nasdaq Biotechnology (Ticker: ZBIO)

ProShares UltraPro Short Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by The Nasdaq Group, Inc. (the "Index Provider"). The Index is a modified capitalization-weighted index that includes securities of Nasdaq listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(299%)
Total Exposure	(299%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	80.1%
Life Sciences Tools & Services	9.8%
Pharmaceuticals	8.6%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	0.1%
Chemicals	0.1%

ProShares UltraPro Short QQQ (Ticker: SQQQ)

ProShares UltraPro Short QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by the Nasdaq, Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(299%)
Futures Contracts	(1%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	46.9%
Communication Services	21.5%
Consumer Discretionary	15.3%
Health Care	7.1%
Consumer Staples	5.8%
Industrials	2.3%
Utilities	0.8%
Financials	0.3%

XXXII :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short Russell2000 (Ticker: SRTY)

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(296%)
Futures Contracts	(4%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	17.9%
Health Care	17.8%
Industrials	15.9%
Information Technology	13.7%
Consumer Discretionary	11.0%
Real Estate	8.0%
Materials	3.9%
Utilities	3.7%
Consumer Staples	2.9%
Energy	2.9%
Communication Services	2.3%

ProShares UltraPro Short S&P500® (Ticker: SPXU)

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(297%)
Futures Contracts	(3%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	22.8%
Health Care	14.1%
Financials	13.1%
Telecommunication Services	10.5%
Consumer Discretionary	9.8%
Industrials	9.3%
Consumer Staples	7.2%
Energy	4.2%
Utilities	3.3%
Real Estate	3.0%
Materials	2.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XXXIII

ProShares UltraShort 7-10 Year Treasury (Ticker: PST)

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198%)
Futures Contracts	(2%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100.0%

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(197%)
Futures Contracts	(5%)
Total Exposure	(202%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

XXXIV :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the basic materials sector of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	82.9%
Metals & Mining	16.7%
Paper & Forest Products	0.3%
Oil, Gas & Consumable Fuels	0.1%

ProShares UltraShort Communication Services Select Sector (Ticker: YCOM)

ProShares UltraShort Communication Services Select Sector (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Communication Services Select Sector Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the communication services industry group of the S&P 500®. The Index is one of eleven (11) of the S&P Select Sector Indices, each designed to measure the performance of a sector of the S&P 500®. Membership in the Select Sector Indices is generally determined by the GICS, which classifies securities primarily based on revenues; however, earnings and market perception are also considered. The Index includes equity securities of companies from the following industries: diversified telecommunications services; wireless telecommunications services; media; entertainment; and interactive media & services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Communication Services Select Sector Index – Composition

% of Index
Interactive Media & Services	46.2%
Entertainment	20.3%
Media	19.9%
Diversified Telecommunication Services	10.5%
Wireless Telecommunication Services	3.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XXXV

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the stock performance of certain U.S. companies in the consumer goods sector of the U.S. equity market. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food, Beverage & Tobacco	45.7%
Household & Personal Products	22.2%
Consumer Durables & Apparel	16.1%
Automobiles & Components	8.7%
Media & Entertainment	4.0%
Capital Goods	1.4%
Retailing	1.0%
Food & Staples Retailing	0.6%
Diversified Financials	0.2%
Commercial & Professional Services	0.1%

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the stock performance of certain U.S. companies in the consumer services sector of the U.S. equity market. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	43.2%
Media & Entertainment	24.0%
Consumer Services	16.2%
Food & Staples Retailing	10.8%
Transportation	3.4%
Commercial & Professional Services	1.5%
Health Care Equipment & Services	0.7%
Software & Services	0.1%
Capital Goods	0.1%

XXXVI :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(192%)
Futures Contracts	(8%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Information Technology	20.3%
Industrials	20.1%
Financials	14.7%
Health Care	13.1%
Consumer Discretionary	12.3%
Consumer Staples	8.6%
Telecommunication Services	5.1%
Energy	4.5%
Materials	1.3%

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the financial services sector of the U.S. equity market. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	29.1%
Diversified Financials	27.0%
Real Estate	20.3%
Insurance	13.6%
Software & Services	10.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XXXVII

ProShares UltraShort FTSE China 50 (Ticker: FXP)

ProShares UltraShort FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 50 Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Financials	46.1%
Communication Services	17.0%
Consumer Discretionary	11.4%
Real Estate	9.0%
Energy	9.0%
Industrials	3.1%
Information Technology	1.8%
Utilities	1.3%
Materials	1.3%

ProShares UltraShort FTSE Europe (Ticker: EPV)

ProShares UltraShort FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE Developed Europe All Cap Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index is a free float-adjusted market cap weighted index representing the performance of large, mid- and small cap companies in Developed European markets, including the United Kingdom.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe All Cap Index – Country

% of Index
United Kingdom	23.7%
France	16.1%
Switzerland	14.6%
Germany	13.6%
Others	7.1%
Netherlands	7.1%
Sweden	4.8%
Spain	4.4%
Italy	3.9%
Denmark	2.9%
Belgium	1.8%

FTSE Developed Europe All Cap Index – Composition

% of Index
Financials	17.6%
Industrials	15.0%
Health Care	13.2%
Consumer Staples	12.6%
Consumer Discretionary	10.1%
Materials	7.4%
Energy	6.5%
Information Technology	5.9%
Communication Services	4.8%
Utilities	4.1%
Real Estate	2.8%

XXXVIII :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the healthcare sector of the U.S. equity market. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals	30.1%
Health Care Equipment & Supplies	25.8%
Health Care Providers & Services	19.3%
Biotechnology	17.2%
Life Sciences Tools & Services	7.4%
Health Care Technology	0.2%

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the industrial sector of the U.S. equity market. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
Capital Goods	53.0%
Software & Services	18.4%
Transportation	11.8%
Materials	6.0%
Commercial & Professional Services	5.4%
Technology Hardware & Equipment	5.1%
Pharmaceuticals, Biotechnology & Life Sciences	0.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XXXIX

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(193%)
Futures Contracts	(7%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Industrials	16.7%
Financials	16.6%
Information Technology	15.7%
Consumer Discretionary	12.3%
Real Estate	11.2%
Health Care	10.0%
Materials	6.1%
Utilities	4.4%
Consumer Staples	2.9%
Telecommunication Services	2.3%
Energy	1.8%

ProShares UltraShort MSCI Brazil Capped (Ticker: BZQ)

ProShares UltraShort MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Brazil 25/50 Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index is designed to measure the performance of the large and mid cap segments of the Brazilian market. It applies certain investment limits that are imposed on regulated investment companies, or RICs, under the current U.S. Internal Revenue Code. The Index covers approximately 85% of the free float-adjusted market capitalization in Brazil.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	36.8%
Energy	13.8%
Materials	12.8%
Consumer Staples	11.2%
Consumer Discretionary	7.9%
Industrials	6.4%
Utilities	4.8%
Health Care	2.5%
Communication Services	2.1%
Real Estate	1.2%
Information Technology	0.5%

XL :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	24.8%
United Kingdom	16.2%
France	11.4%
Others	9.8%
Switzerland	9.2%
Germany	8.8%
Australia	6.9%
Netherlands	4.0%
Hong Kong	3.5%
Spain	2.8%
Sweden	2.6%

MSCI EAFE Index – Composition

% of Index
Financials	18.4%
Industrials	15.1%
Health Care	12.1%
Consumer Discretionary	11.6%
Consumer Staples	11.4%
Information Technology	7.0%
Materials	7.0%
Communication Services	5.3%
Energy	4.8%
Utilities	3.7%
Real Estate	3.6%

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted market capitalization in emerging market countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	34.0%
Taiwan	11.7%
Korea	11.6%
Others	10.4%
India	9.1%
Brazil	7.1%
South Africa	4.6%
Russia	3.9%
Thailand	2.7%
Saudi Arabia	2.6%
Mexico	2.3%

MSCI Emerging Markets Index – Composition

% of Index
Financials	24.4%
Information Technology	15.3%
Consumer Discretionary	14.3%
Communication Services	10.9%
Energy	7.4%
Materials	7.3%
Consumer Staples	6.6%
Industrials	5.4%
Real Estate	2.9%
Health Care	2.8%
Utilities	2.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XLI

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by MSCI Inc. The Index adjusts the market capitalization of Index constituents for free float and targets for Index inclusion 85% of the free float-adjusted market capitalization in each industry group in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	21.0%
Consumer Discretionary	18.6%
Information Technology	11.7%
Financials	10.7%
Health Care	9.9%
Communication Services	8.3%
Consumer Staples	7.9%
Materials	5.2%
Real Estate	4.3%
Utilities	1.6%
Energy	0.8%

ProShares UltraShort Nasdaq Biotechnology (Ticker: BIS)

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ Biotechnology Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by The Nasdaq Group, Inc. (the "Index Provider"). The Index is a modified capitalization-weighted index that includes securities of Nasdaq listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	80.1%
Life Sciences Tools & Services	9.8%
Pharmaceuticals	8.6%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	0.1%
Chemicals	0.1%

XLII :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the oil and gas sector of the U.S. equity market. Component companies typically are engaged in the following activities related to the oil and gas sector, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89.4%
Energy Equipment & Services	9.5%
Electric Utilities	0.7%
Semiconductors & Semiconductor Equipment	0.4%

ProShares UltraShort QQQ (Ticker: QID)

ProShares UltraShort QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ-100 Index® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by the Nasdaq, Inc.. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198%)
Futures Contracts	(2%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	46.9%
Communication Services	21.5%
Consumer Discretionary	15.3%
Health Care	7.1%
Consumer Staples	5.8%
Industrials	2.3%
Utilities	0.8%
Financials	0.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XLIII

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the real estate sector of the U.S. equity market. Component companies include, among others, real estate holding and development and real estate services companies and real estate investment trusts ("REITs"). REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	91.2%
Mortgage Real Estate Investment Trusts (REITs)	4.4%
Real Estate Management & Development	2.6%
Professional Services	1.8%

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000® Index or approximately 8% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the investable U.S. equity market.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(191%)
Futures Contracts	(9%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	17.9%
Health Care	17.8%
Industrials	15.9%
Information Technology	13.7%
Consumer Discretionary	11.0%
Real Estate	8.0%
Materials	3.9%
Utilities	3.7%
Consumer Staples	2.9%
Energy	2.9%
Communication Services	2.3%

XLIV :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(195%)
Futures Contracts	(5%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	22.8%
Health Care	14.1%
Financials	13.1%
Telecommunication Services	10.5%
Consumer Discretionary	9.8%
Industrials	9.3%
Consumer Staples	7.2%
Energy	4.2%
Utilities	3.3%
Real Estate	3.0%
Materials	2.7%

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors & Semiconductor Equipment	99.8%
Technology Hardware & Equipment	0.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XLV

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Financials	17.9%
Industrials	17.3%
Information Technology	14.0%
Consumer Discretionary	13.9%
Health Care	13.4%
Real Estate	7.1%
Materials	4.9%
Consumer Staples	4.1%
Energy	3.3%
Utilities	2.1%
Telecommunication Services	2.0%

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the technology sector of the U.S. equity market. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Software & Services	37.3%
Technology Hardware & Equipment	23.4%
Media & Entertainment	20.1%
Semiconductors & Semiconductor Equipment	17.4%
Health Care Equipment & Services	0.6%
Retailing	0.6%
Telecommunication Services	0.4%
Consumer Durables & Apparel	0.2%

XLVI :: NOVEMBER 30, 2019 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to measure the performance of certain companies in the utilities sector of the U.S. equity market. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/19

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electric Utilities	57.8%
Multi-Utilities	30.6%
Gas Utilities	4.7%
Independent Power and Renewable Electricity Producers	3.6%
Water Utilities	3.3%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2019 (UNAUDITED) :: XLVII

EXPENSE EXAMPLES

XLVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2019.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2019.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short 7-10 Year Treasury
Actual	$1,000.00	$977.00	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$931.50	$4.54	0.94%
Hypothetical	$1,000.00	$1,020.30	$4.75	0.94%
Short Basic Materials
Actual	$1,000.00	$877.60	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Dow30SM
Actual	$1,000.00	$882.20	$4.47	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Financials
Actual	$1,000.00	$878.40	$4.46	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short FTSE China 50
Actual	$1,000.00	$969.50	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short High Yield
Actual	$1,000.00	$955.80	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MidCap400
Actual	$1,000.00	$895.70	$4.50	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLIX

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short MSCI EAFE
Actual	$1,000.00	$917.50	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$951.10	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Oil & Gas
Actual	$1,000.00	$985.20	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short QQQ
Actual	$1,000.00	$846.30	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Real Estate
Actual	$1,000.00	$923.90	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Russell2000
Actual	$1,000.00	$897.00	$4.51	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short S&P500®
Actual	$1,000.00	$875.70	$4.17	0.89%
Hypothetical	$1,000.00	$1,020.55	$4.50	0.89%
Short SmallCap600
Actual	$1,000.00	$887.00	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$1,055.70	$4.88	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$1,140.10	$5.08	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,256.20	$5.36	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Communication Services Select Sector
Actual	$1,000.00	$1,214.90	$5.26	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,260.90	$5.37	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,184.10	$5.19	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

L :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Dow30SM
Actual	$1,000.00	$1,274.50	$5.40	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Financials
Actual	$1,000.00	$1,277.30	$5.41	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra FTSE China 50
Actual	$1,000.00	$1,021.80	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra FTSE Europe
Actual	$1,000.00	$1,176.50	$5.17	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Health Care
Actual	$1,000.00	$1,293.70	$5.45	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra High Yield
Actual	$1,000.00	$1,089.20	$5.69	1.09%
Hypothetical	$1,000.00	$1,019.55	$5.50	1.09%
Ultra Industrials
Actual	$1,000.00	$1,274.10	$5.40	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MidCap400
Actual	$1,000.00	$1,218.00	$5.27	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Brazil Capped
Actual	$1,000.00	$1,008.10	$4.87	0.97%
Hypothetical	$1,000.00	$1,020.15	$4.90	0.97%
Ultra MSCI EAFE
Actual	$1,000.00	$1,171.70	$5.16	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$1,078.50	$4.94	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$1,258.00	$5.42	0.96%
Hypothetical	$1,000.00	$1,020.20	$4.85	0.96%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$1,393.00	$5.68	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$969.90	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LI

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra QQQ
Actual	$1,000.00	$1,359.80	$5.60	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Real Estate
Actual	$1,000.00	$1,159.30	$5.13	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell2000
Actual	$1,000.00	$1,211.00	$5.25	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,293.70	$5.16	0.90%
Hypothetical	$1,000.00	$1,020.50	$4.55	0.90%
Ultra Semiconductors
Actual	$1,000.00	$1,680.10	$6.37	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra SmallCap600
Actual	$1,000.00	$1,229.20	$5.29	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Technology
Actual	$1,000.00	$1,444.90	$5.81	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Telecommunications
Actual	$1,000.00	$1,116.00	$5.03	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Utilities
Actual	$1,000.00	$1,162.70	$5.14	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Communication Services Select Sector
Actual	$1,000.00	$1,305.50	$5.48	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Dow30SM
Actual	$1,000.00	$1,415.30	$5.74	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Financial Select Sector
Actual	$1,000.00	$1,494.40	$5.92	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro MidCap400
Actual	$1,000.00	$1,315.90	$5.50	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Nasdaq Biotechnology
Actual	$1,000.00	$1,593.50	$6.16	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

LII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro QQQ
Actual	$1,000.00	$1,546.80	$6.05	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Russell2000
Actual	$1,000.00	$1,300.00	$5.46	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro S&P500®
Actual	$1,000.00	$1,446.50	$5.63	0.92%
Hypothetical	$1,000.00	$1,020.40	$4.65	0.92%
UltraPro Short 20+ Year Treasury
Actual	$1,000.00	$776.60	$4.22	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Communication Services Select Sector
Actual	$1,000.00	$672.00	$3.97	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$662.20	$3.95	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Financial Select Sector
Actual	$1,000.00	$594.60	$3.79	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$686.50	$4.01	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Nasdaq Biotechnology
Actual	$1,000.00	$534.60	$3.64	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short QQQ
Actual	$1,000.00	$574.80	$3.74	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$682.90	$4.00	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$646.60	$3.75	0.91%
Hypothetical	$1,000.00	$1,020.45	$4.60	0.91%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$949.30	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$855.00	$4.27	0.92%
Hypothetical	$1,000.00	$1,020.40	$4.65	0.92%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LIII

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Basic Materials
Actual	$1,000.00	$755.60	$4.17	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Communication Services Select Sector
Actual	$1,000.00	$781.20	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$774.50	$4.21	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$816.80	$4.31	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$767.00	$4.20	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Financials
Actual	$1,000.00	$760.20	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort FTSE China 50
Actual	$1,000.00	$925.70	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort FTSE Europe
Actual	$1,000.00	$824.80	$4.33	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Health Care
Actual	$1,000.00	$750.60	$4.16	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Industrials
Actual	$1,000.00	$751.60	$4.16	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MidCap400
Actual	$1,000.00	$789.80	$4.25	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Brazil Capped
Actual	$1,000.00	$874.80	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$830.80	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$888.80	$4.49	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

LIV :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/19	Ending Account Value 11/30/19	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort MSCI Japan
Actual	$1,000.00	$772.60	$4.21	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$673.90	$3.98	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$946.10	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort QQQ
Actual	$1,000.00	$702.10	$4.04	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Real Estate
Actual	$1,000.00	$844.80	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell2000
Actual	$1,000.00	$787.80	$4.25	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort S&P500®
Actual	$1,000.00	$755.70	$3.95	0.90%
Hypothetical	$1,000.00	$1,020.50	$4.55	0.90%
UltraShort Semiconductors
Actual	$1,000.00	$522.80	$3.62	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$771.50	$4.21	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Technology
Actual	$1,000.00	$646.30	$3.91	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Utilities
Actual	$1,000.00	$840.90	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LV

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SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 1

Investments	Principal Amount	Value
Short-Term Investments — 105.0%
Repurchase Agreements (a) — 74.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $15,229,060 (Cost $15,227,042)	$15,227,042	$15,227,042
U.S. Treasury Obligations (b) — 30.6%
U.S. Treasury Bills
2.34%, 12/5/2019 (c)	1,085,000	1,084,873
1.84%, 12/12/2019 (c)	873,000	872,619
1.90%, 1/2/2020 (c)	978,000	976,690
1.90%, 1/30/2020 (c)	978,000	975,477
1.82%, 2/27/2020 (c)	411,000	409,461
1.77%, 3/26/2020 (c)	411,000	408,958
1.75%, 4/23/2020 (c)	411,000	408,459
1.81%, 5/21/2020 (c)	380,000	377,198
1.80%, 6/18/2020 (c)	380,000	376,727
1.80%, 7/16/2020 (c)	380,000	376,282
Total U.S. Treasury Obligations (Cost $6,263,294)		6,266,744
Total Short-Term Investments (Cost $21,490,336)		21,493,786
Total Investments — 105.0% (Cost $21,490,336)		21,493,786
Liabilities in excess of other assets — (5.0%)		(1,032,800)
Net Assets — 100.0%		$20,460,986

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,239,824.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,944
Aggregate gross unrealized depreciation	(1,703,146)
Net unrealized depreciation	$(1,698,202)
Federal income tax cost	$21,490,336

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	4	3/20/2020	USD	$517,438	$1,494

See accompanying notes to the financial statements.

2 :: TBX SHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(3,974,236)	1/6/2020	Bank of America NA	(1.32)%	ICE U.S. Treasury 7-10 Year Bond Index	(1,673,287)	963,287	710,000	—
(15,969,856)	11/8/2021	Citibank NA	(1.29)%	ICE U.S. Treasury 7-10 Year Bond Index	(29,859)	29,859	—	—
(19,944,092)					(1,703,146)
				Total Unrealized Depreciation	(1,703,146)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: SHORT 7-10 YEAR TREASURY TBX :: 3

Investments	Principal Amount	Value
Short-Term Investments — 114.9%
Repurchase Agreements (a) — 27.6%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $62,047,250 (Cost $62,039,027)	$62,039,027	$62,039,027
U.S. Treasury Obligations (b) — 87.3%
U.S. Treasury Bills
2.17%, 12/5/2019 (c)	18,000,000	17,997,893
1.61%, 12/12/2019 (c)	14,000,000	13,993,884
1.71%, 12/19/2019 (c)	13,000,000	12,990,913
1.61%, 12/26/2019 (c)	14,000,000	13,985,648
2.21%, 1/2/2020 (c)	15,000,000	14,979,914
1.50%, 1/9/2020 (c)	10,000,000	9,983,516
1.50%, 1/16/2020 (c)	10,000,000	9,980,531
1.64%, 1/23/2020 (c)	13,000,000	12,970,754
2.14%, 1/30/2020 (c)	15,000,000	14,961,297
1.53%, 2/6/2020 (c)	10,000,000	9,971,492
1.54%, 2/13/2020 (c)	10,000,000	9,968,671
1.55%, 2/20/2020 (c)	6,000,000	5,979,300
2.01%, 2/27/2020 (c)	17,000,000	16,936,321
1.56%, 3/5/2020 (c)	5,000,000	4,979,666
1.56%, 3/12/2020 (c)	5,000,000	4,978,186
1.56%, 3/19/2020 (c)	5,000,000	4,976,892
2.29%, 3/26/2020 (c)	6,000,000	5,970,196
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.28%, 4/23/2020 (c)	$6,000,000	$5,962,909
2.33%, 5/21/2020 (c)	5,000,000	4,963,128
Total U.S. Treasury Obligations (Cost $196,433,293)		196,531,111
Total Short-Term Investments (Cost $258,472,320)		258,570,138
Total Investments — 114.9% (Cost $258,472,320)		258,570,138
Liabilities in excess of other assets — (14.9%)		(33,474,012)
Net Assets — 100.0%		$225,096,126

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $33,821,093.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,197
Aggregate gross unrealized depreciation	(34,543,609)
Net unrealized depreciation	$(34,407,412)
Federal income tax cost	$258,472,320

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	60	3/20/2020	USD	$9,538,125	$37,720

See accompanying notes to the financial statements.

4 :: TBF SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(94,413,161)	11/8/2021	Citibank NA	(1.41)%	ICE U.S. Treasury 20+ Year Bond Index	(1,590,532)	1,150,345	—	(440,187)
(6,100,704)	11/6/2020	Goldman Sachs International	(1.41)%	ICE U.S. Treasury 20+ Year Bond Index	(3,868,982)	2,291,011	1,194,000	(383,971)
(118,276,210)	3/6/2020	Societe Generale	(1.44)%	ICE U.S. Treasury 20+ Year Bond Index	(29,083,436)	29,083,436	—	—
(218,790,075)					(34,542,950)
				Total Unrealized Depreciation	(34,542,950)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: SHORT 20+ YEAR TREASURY TBF :: 5

Investments	Principal Amount	Value
Short-Term Investments — 83.4%
Repurchase Agreements (a) — 83.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $2,226,423 (Cost $2,226,129)	$2,226,129	$2,226,129
Total Investments — 83.4% (Cost $2,226,129)		2,226,129
Other assets less liabilities — 16.6%		441,646
Net Assets — 100.0%		$2,667,775

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,042
Aggregate gross unrealized depreciation	(3,456)
Net unrealized depreciation	$(1,414)
Federal income tax cost	$2,226,129

Swap Agreements1

Short Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(167,529)	12/7/2020	Bank of America NA	(1.61)%	Dow Jones U.S. Basic MaterialsSM Index	(150)	—	150	—
(275,120)	11/8/2021	Credit Suisse International	(1.76)%	Dow Jones U.S. Basic MaterialsSM Index	1,968	—	—	1,968
(10,360)	1/6/2021	Morgan Stanley & Co. International plc	(1.86)%	Dow Jones U.S. Basic MaterialsSM Index	74	—	—	74
(193,006)	1/6/2021	Societe Generale	(1.51)%	Dow Jones U.S. Basic MaterialsSM Index	(332)	—	332	—
(2,019,849)	11/8/2021	UBS AG	(1.51)%	Dow Jones U.S. Basic MaterialsSM Index	(2,974)	—	2,974	—
(2,665,864)					(1,414)
				Total Unrealized Appreciation	2,042
				Total Unrealized Depreciation	(3,456)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

6 :: SBM SHORT BASIC MATERIALS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 102.6%
Repurchase Agreements (a) — 27.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $61,714,481 (Cost $61,706,302)	$61,706,302	$61,706,302
U.S. Treasury Obligations (b) — 75.5%
U.S. Treasury Bills
2.04%, 12/5/2019 (c)	17,000,000	16,998,034
1.61%, 12/12/2019 (c)	13,000,000	12,994,294
1.71%, 12/19/2019 (c)	11,000,000	10,992,267
1.61%, 12/26/2019 (c)	13,000,000	12,986,675
2.06%, 1/2/2020 (c)	12,000,000	11,983,957
1.50%, 1/9/2020 (c)	9,000,000	8,985,204
1.50%, 1/16/2020 (c)	9,000,000	8,982,486
1.64%, 1/23/2020 (c)	12,000,000	11,973,174
2.07%, 1/30/2020 (c)	12,000,000	11,969,038
1.53%, 2/6/2020 (c)	9,000,000	8,974,219
1.54%, 2/13/2020 (c)	9,000,000	8,971,553
1.55%, 2/20/2020 (c)	6,000,000	5,979,233
1.96%, 2/27/2020 (c)	15,000,000	14,943,813
1.56%, 3/5/2020 (c)	4,000,000	3,983,684
1.56%, 3/12/2020 (c)	4,000,000	3,982,465
1.56%, 3/19/2020 (c)	4,000,000	3,981,520
2.14%, 3/26/2020 (c)	5,000,000	4,975,243
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.13%, 4/23/2020 (c)	$5,000,000	$4,969,061
2.33%, 5/21/2020 (c)	3,000,000	2,977,862
Total U.S. Treasury Obligations (Cost $171,535,919)		171,603,782
Total Short-Term Investments (Cost $233,242,221)		233,310,084
Total Investments — 102.6% (Cost $233,242,221)		233,310,084
Liabilities in excess of other assets — (2.6%)		(5,894,461)
Net Assets — 100.0%		$227,415,623

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $21,910,621.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,643
Aggregate gross unrealized depreciation	(8,374,123)
Net unrealized depreciation	$(8,305,480)
Federal income tax cost	$233,242,221

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	162	12/20/2019	USD	$22,726,170	$(717,938)

Swap Agreements1

Short Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(7,060,315)	11/6/2020	Bank of America NA	(1.87)%	Dow Jones Industrial AverageSM	(2,614,296)	2,614,296	—	—
(28,303,873)	11/6/2020	BNP Paribas SA	(2.01)%	Dow Jones Industrial AverageSM	(628,605)	628,605	—	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: SHORT DOW30SM DOG :: 7

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(17,419,926)	1/20/2021	Citibank NA	(1.91)%	Dow Jones Industrial AverageSM	(387,932)	—	387,932	—
(45,190,822)	11/8/2021	Credit Suisse International	(1.76)%	Dow Jones Industrial AverageSM	(1,027,036)	481,036	546,000	—
(71,166,427)	12/7/2020	Goldman Sachs International	(1.79)%	Dow Jones Industrial AverageSM	(1,590,650)	1,590,650	—	—
(28,556,335)	1/6/2021	Societe Generale	(1.96)%	Dow Jones Industrial AverageSM	(725,628)	725,628	—	—
(6,982,052)	11/6/2020	UBS AG	(1.96)%	Dow Jones Industrial AverageSM	(681,258)	564,069	117,189	—
(204,679,750)					(7,655,405)
				Total Unrealized Depreciation	(7,655,405)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

8 :: DOG SHORT DOW30SM :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 97.8%
Repurchase Agreements (a) — 67.5%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $12,270,692 (Cost $12,269,066)	$12,269,066	$12,269,066
U.S. Treasury Obligations (b) — 30.3%
U.S. Treasury Bills
2.12%, 12/5/2019 (c)	1,100,000	1,099,873
1.84%, 12/12/2019 (c)	885,000	884,612
1.90%, 1/2/2020 (c)	784,000	782,952
1.90%, 1/30/2020 (c)	784,000	781,977
1.82%, 2/27/2020 (c)	329,000	327,768
1.77%, 3/26/2020 (c)	329,000	327,371
1.75%, 4/23/2020 (c)	329,000	326,964
1.81%, 5/21/2020 (c)	329,000	326,572
1.80%, 6/18/2020 (c)	329,000	326,164
1.80%, 7/16/2020 (c)	329,000	325,788
Total U.S. Treasury Obligations (Cost $5,507,146)		5,510,041
Total Short-Term Investments (Cost $17,776,212)		17,779,107
Total Investments — 97.8% (Cost $17,776,212)		17,779,107
Other assets less liabilities — 2.2%		403,141
Net Assets — 100.0%		$18,182,248

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,091,299.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,895
Aggregate gross unrealized depreciation	(499,153)
Net unrealized depreciation	$(496,258)
Federal income tax cost	$17,776,212

Swap Agreements1

Short Financials had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,107,346)	12/7/2020	Bank of America NA	(1.86)%	Dow Jones U.S. FinancialsSM Index[6]	(38,824)	—	38,824	—
(2,171,748)	12/7/2020	BNP Paribas SA	(1.91)%	Dow Jones U.S. FinancialsSM Index[6]	(192,417)	—	—	(192,417)
(1,604,420)	1/20/2021	Citibank NA	(1.74)%	Dow Jones U.S. FinancialsSM Index[6]	(29,677)	29,677	—	—
(2,924,843)	11/8/2021	Credit Suisse International	(1.76)%	Dow Jones U.S. FinancialsSM Index[6]	(63,574)	—	63,574	—
(834,619)	12/7/2020	Goldman Sachs International	(1.84)%	Dow Jones U.S. FinancialsSM Index[6]	(15,381)	—	15,381	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: SHORT FINANCIALS SEF :: 9

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,664,561)	1/6/2021	Morgan Stanley & Co. International plc	(1.86)%	Dow Jones U.S. FinancialsSM Index[6]	(31,211)	—	6,000	(25,211)
(138,324)	1/6/2021	Societe Generale	(1.76)%	Dow Jones U.S. FinancialsSM Index[6]	(3,354)	—	3,354	—
(6,721,726)	11/8/2021	UBS AG	(1.86)%	Dow Jones U.S. FinancialsSM Index[6]	(124,715)	—	124,715	—
(18,167,587)					(499,153)
				Total Unrealized Depreciation	(499,153)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Summary Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

10 :: SEF SHORT FINANCIALS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 82.8%
Repurchase Agreements (a) — 82.8%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $5,643,753 (Cost $5,643,005)	$5,643,005	$5,643,005
Total Investments — 82.8% (Cost $5,643,005)		5,643,005
Other assets less liabilities — 17.2%		1,169,826
Net Assets — 100.0%		$6,812,831

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$212,744
Aggregate gross unrealized depreciation	(68,177)
Net unrealized appreciation	$144,567
Federal income tax cost	$5,643,005

Swap Agreements1,6

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,889,493)	1/8/2021	Bank of America NA	(0.96)%	iShares® China Large-Cap ETF	100,584	—	—	100,584
(843,162)	11/9/2021	Citibank NA	1.16%	iShares® China Large-Cap ETF	35,341	—	—	35,341
(419,934)	11/9/2021	Goldman Sachs International	0.16%	iShares® China Large-Cap ETF	17,905	—	—	17,905
(1,520,820)	11/9/2021	Societe Generale	(0.26)%	iShares® China Large-Cap ETF	58,914	—	—	58,914
(1,137,148)	11/6/2020	UBS AG	0.01%	iShares® China Large-Cap ETF	(68,177)	—	68,177	—
(6,810,557)					144,567
				Total Unrealized Appreciation	212,744
				Total Unrealized Depreciation	(68,177)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: SHORT FTSE CHINA 50 YXI :: 11

Investments	Principal Amount	Value
Short-Term Investments — 107.7%
Repurchase Agreements (a) — 36.6%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $38,907,407 (Cost $38,902,251)	$38,902,251	$38,902,251
U.S. Treasury Obligations (b) — 71.1%
U.S. Treasury Bills
2.01%, 12/5/2019 (c)	6,729,000	6,728,222
1.61%, 12/12/2019 (c)	5,000,000	4,997,805
1.71%, 12/19/2019 (c)	5,000,000	4,996,485
1.61%, 12/26/2019 (c)	5,000,000	4,994,875
1.51%, 1/2/2020 (c)	6,000,000	5,991,979
1.50%, 1/9/2020 (c)	4,000,000	3,993,424
1.50%, 1/16/2020 (c)	4,000,000	3,992,216
1.64%, 1/23/2020 (c)	5,000,000	4,988,822
1.52%, 1/30/2020 (c)	6,000,000	5,984,519
1.53%, 2/6/2020 (c)	4,000,000	3,988,542
1.54%, 2/13/2020 (c)	5,000,000	4,984,196
1.55%, 2/20/2020 (c)	3,000,000	2,989,617
1.84%, 2/27/2020 (c)	7,000,000	6,973,779
1.56%, 3/5/2020 (c)	2,000,000	1,991,842
1.56%, 3/12/2020 (c)	2,000,000	1,991,233
1.56%, 3/19/2020 (c)	2,000,000	1,990,760
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
1.77%, 3/26/2020 (c)	$2,000,000	$1,990,097
1.75%, 4/23/2020 (c)	2,000,000	1,987,624
Total U.S. Treasury Obligations (Cost $75,545,486)		75,556,037
Total Short-Term Investments (Cost $114,447,737)		114,458,288
Total Investments — 107.7% (Cost $114,447,737)		114,458,288
Liabilities in excess of other assets — (7.7%)		(8,178,126)
Net Assets — 100.0%		$106,280,162

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $18,549,873.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,195
Aggregate gross unrealized depreciation	(8,028,228)
Net unrealized depreciation	$(8,017,033)
Federal income tax cost	$114,447,737

Swap Agreements1,6

Short High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(37,893,178)	11/8/2021	Citibank NA	1.00%	iShares® iBoxx $ High Yield Corporate Bond ETF	(82,814)	82,814	—	—
(19,484,289)	12/9/2019	Credit Suisse International	0.55%	iShares® iBoxx $ High Yield Corporate Bond ETF	(1,894,275)	1,894,275	—	—
(48,462,344)	1/7/2020	Goldman Sachs International	0.06%	iShares® iBoxx $ High Yield Corporate Bond ETF	(6,050,495)	6,050,495	—	—
(105,839,811)					(8,027,584)
				Total Unrealized Depreciation	(8,027,584)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

12 :: SJB SHORT HIGH YIELD :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: SHORT HIGH YIELD SJB :: 13

Investments	Principal Amount	Value
Short-Term Investments — 100.2%
Repurchase Agreements (a) — 100.2%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $11,012,890 (Cost $11,011,430)	$11,011,430	$11,011,430
Total Investments — 100.2% (Cost $11,011,430)		11,011,430
Liabilities in excess of other assets — (0.2%)		(19,316)
Net Assets — 100.0%		$10,992,114

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(912,887)
Net unrealized depreciation	$(912,887)
Federal income tax cost	$11,011,430

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	4	12/20/2019	USD	$803,680	$(15,885)

Swap Agreements1

Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,503,306)	11/6/2020	Bank of America NA	(1.86)%	S&P MidCap 400®	(224,592)	—	100,000	(124,592)
(1,610,054)	11/6/2020	BNP Paribas SA	(1.86)%	S&P MidCap 400®	(605,532)	—	586,000	(19,532)
(2,474,495)	11/6/2020	Citibank NA	(1.79)%	S&P MidCap 400®	(25,318)	—	25,318	—
(1,931,754)	11/8/2021	Credit Suisse International	(1.71)%	S&P MidCap 400®	(20,947)	—	20,947	—
(605,055)	1/6/2021	Morgan Stanley & Co. International plc	(1.66)%	S&P MidCap 400®	(6,249)	—	2,000	(4,249)
(1,059,349)	1/6/2021	Societe Generale	(1.66)%	S&P MidCap 400®	(14,364)	—	13,000	(1,364)
(10,184,013)					(897,002)
				Total Unrealized Depreciation	(897,002)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

14 :: MYY SHORT MIDCAP400 :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: SHORT MIDCAP400 MYY :: 15

Investments	Principal Amount	Value
Short-Term Investments — 120.9%
Repurchase Agreements (a) — 74.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $14,406,971 (Cost $14,405,063)	$14,405,063	$14,405,063
U.S. Treasury Obligations (b) — 46.8%
U.S. Treasury Bills
2.08%, 12/5/2019 (c)	2,230,000	2,229,742
1.84%, 12/12/2019 (c)	1,394,000	1,393,388
1.90%, 1/2/2020 (c)	994,000	992,671
1.90%, 1/30/2020 (c)	994,000	991,435
1.82%, 2/27/2020 (c)	585,000	582,809
1.77%, 3/26/2020 (c)	585,000	582,103
1.75%, 4/23/2020 (c)	585,000	581,380
1.81%, 5/21/2020 (c)	585,000	580,683
1.80%, 6/18/2020 (c)	585,000	579,958
1.80%, 7/16/2020 (c)	585,000	579,289
Total U.S. Treasury Obligations (Cost $9,088,671)		9,093,458
Total Short-Term Investments (Cost $23,493,734)		23,498,521
Total Investments — 120.9% (Cost $23,493,734)		23,498,521
Liabilities in excess of other assets — (20.9%)		(4,069,502)
Net Assets — 100.0%		$19,429,019

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,523,473.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,543
Aggregate gross unrealized depreciation	(3,372,606)
Net unrealized depreciation	$(3,361,063)
Federal income tax cost	$23,493,734

Swap Agreements1,6

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(3,576,190)	11/9/2021	Citibank NA	(1.19)%	iShares® MSCI EAFE ETF	4,535	—	—	4,535
(3,265,580)	11/9/2021	Credit Suisse International	(1.46)%	iShares® MSCI EAFE ETF	(3,614)	—	3,614	—
(8,118,558)	11/6/2020	Goldman Sachs International	(1.59)%	iShares® MSCI EAFE ETF	(1,963,017)	870,017	1,093,000	—
(1,674,640)	11/6/2020	Societe Generale	(1.46)%	iShares® MSCI EAFE ETF	(1,405,975)	1,395,667	—	(10,308)
(2,669,349)	11/9/2021	UBS AG	(1.36)%	iShares® MSCI EAFE ETF	2,221	—	—	2,221
(19,304,317)					(3,365,850)
				Total Unrealized Appreciation	6,756
				Total Unrealized Depreciation	(3,372,606)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

16 :: EFZ SHORT MSCI EAFE :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: SHORT MSCI EAFE EFZ :: 17

Investments	Principal Amount	Value
Short-Term Investments — 93.7%
Repurchase Agreements (a) — 21.7%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $15,569,030 (Cost $15,566,967)	$15,566,967	$15,566,967
U.S. Treasury Obligations (b) — 72.0%
U.S. Treasury Bills
2.10%, 12/5/2019 (c)	4,805,000	4,804,444
1.61%, 12/12/2019 (c)	3,000,000	2,998,683
1.71%, 12/19/2019 (c)	3,000,000	2,997,891
1.61%, 12/26/2019 (c)	3,000,000	2,996,925
1.51%, 1/2/2020 (c)	4,000,000	3,994,653
1.50%, 1/9/2020 (c)	3,000,000	2,995,068
1.50%, 1/16/2020 (c)	3,000,000	2,994,162
1.64%, 1/23/2020 (c)	4,000,000	3,991,058
1.52%, 1/30/2020 (c)	4,000,000	3,989,679
1.53%, 2/6/2020 (c)	3,000,000	2,991,406
1.54%, 2/13/2020 (c)	3,000,000	2,990,518
1.55%, 2/20/2020 (c)	2,000,000	1,993,078
1.84%, 2/27/2020 (c)	5,000,000	4,981,270
1.56%, 3/5/2020 (c)	1,000,000	995,921
1.56%, 3/12/2020 (c)	1,000,000	995,616
1.56%, 3/19/2020 (c)	1,000,000	995,380
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
1.77%, 3/26/2020 (c)	$2,000,000	$1,990,097
1.75%, 4/23/2020 (c)	2,000,000	1,987,625
Total U.S. Treasury Obligations (Cost $51,675,242)		51,683,474
Total Short-Term Investments (Cost $67,242,209)		67,250,441
Total Investments — 93.7% (Cost $67,242,209)		67,250,441
Other assets less liabilities — 6.3%		4,537,556
Net Assets — 100.0%		$71,787,997

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,392,132.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,216,550
Aggregate gross unrealized depreciation	(2,392,549)
Net unrealized depreciation	$(1,175,999)
Federal income tax cost	$67,242,209

Swap Agreements1,6

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(25,997,981)	11/6/2020	Bank of America NA	(0.96)%	iShares® MSCI Emerging Markets ETF	(289,841)	—	289,841	—
(32,985,231)	11/9/2021	Citibank NA	(1.04)%	iShares® MSCI Emerging Markets ETF	933,912	—	(500,000)	433,912
(4,028,586)	11/9/2021	Credit Suisse International	(0.56)%	iShares® MSCI Emerging Markets ETF	91,807	—	—	91,807
(533,561)	11/9/2021	Goldman Sachs International	0.41%	iShares® MSCI Emerging Markets ETF	15,144	—	—	15,144
(1,410,553)	11/9/2021	Morgan Stanley & Co. International plc	(1.51)%	iShares® MSCI Emerging Markets ETF	41,958	(17,880)	—	24,078

See accompanying notes to the financial statements.

18 :: EUM SHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(3,037,594)	11/6/2020	Societe Generale	(0.26)%	iShares® MSCI Emerging Markets ETF	(2,102,261)	2,071,141	—	(31,120)
(3,717,010)	11/9/2021	UBS AG	(0.66)%	iShares® MSCI Emerging Markets ETF	125,050	—	—	125,050
(71,710,516)					(1,184,231)
				Total Unrealized Appreciation	1,207,871
				Total Unrealized Depreciation	(2,392,102)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: SHORT MSCI EMERGING MARKETS EUM :: 19

Investments	Principal Amount	Value
Short-Term Investments — 77.0%
Repurchase Agreements (a) — 77.0%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $1,511,315 (Cost $1,511,114)	$1,511,114	$1,511,114
Total Investments — 77.0% (Cost $1,511,114)		1,511,114
Other assets less liabilities — 23.0%		450,970
Net Assets — 100.0%		$1,962,084

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,478
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$34,478
Federal income tax cost	$1,511,114

Swap Agreements1

Short Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(398,222)	12/7/2020	Bank of America NA	(1.66)%	Dow Jones U.S. Oil & GasSM Index	6,996	—	—	6,996
(119,230)	11/8/2021	Credit Suisse International	(1.76)%	Dow Jones U.S. Oil & GasSM Index	1,930	—	—	1,930
(122,047)	12/7/2020	Goldman Sachs International	(1.74)%	Dow Jones U.S. Oil & GasSM Index	2,820	—	—	2,820
(420,591)	1/6/2021	Morgan Stanley & Co. International plc	(1.76)%	Dow Jones U.S. Oil & GasSM Index	6,789	—	—	6,789
(294,320)	1/6/2021	Societe Generale	(1.51)%	Dow Jones U.S. Oil & GasSM Index	3,722	—	—	3,722
(605,539)	11/8/2021	UBS AG	(1.61)%	Dow Jones U.S. Oil & GasSM Index	12,221	—	—	12,221
(1,959,949)					34,478
				Total Unrealized Appreciation	34,478

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

20 :: DDG SHORT OIL & GAS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 109.6%
Repurchase Agreements (a) — 26.6%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $133,176,340 (Cost $133,158,693)	$133,158,693	$133,158,693
U.S. Treasury Obligations (b) — 83.0%
U.S. Treasury Bills
2.03%, 12/5/2019 (c)	40,000,000	39,995,374
1.61%, 12/12/2019 (c)	30,000,000	29,986,833
1.71%, 12/19/2019 (c)	27,000,000	26,981,019
1.61%, 12/26/2019 (c)	30,000,000	29,969,250
2.07%, 1/2/2020 (c)	28,000,000	27,962,567
1.50%, 1/9/2020 (c)	21,000,000	20,965,475
1.50%, 1/16/2020 (c)	21,000,000	20,959,133
1.64%, 1/23/2020 (c)	30,000,000	29,932,935
2.08%, 1/30/2020 (c)	28,000,000	27,927,756
1.53%, 2/6/2020 (c)	22,000,000	21,936,979
1.54%, 2/13/2020 (c)	23,000,000	22,927,302
1.55%, 2/20/2020 (c)	15,000,000	14,948,083
1.95%, 2/27/2020 (c)	37,000,000	36,861,404
1.56%, 3/5/2020 (c)	10,000,000	9,959,209
1.56%, 3/12/2020 (c)	10,000,000	9,956,163
1.56%, 3/19/2020 (c)	10,000,000	9,953,800
2.10%, 3/26/2020 (c)	13,000,000	12,935,632
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.04%, 4/23/2020 (c)	$13,000,000	$12,919,560
2.33%, 5/21/2020 (c)	8,000,000	7,940,967
Total U.S. Treasury Obligations (Cost $414,855,577)		415,019,441
Total Short-Term Investments (Cost $548,014,270)		548,178,134
Total Investments — 109.6% (Cost $548,014,270)		548,178,134
Liabilities in excess of other assets — (9.6%)		(47,790,352)
Net Assets — 100.0%		$500,387,782

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $54,915,021.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,734
Aggregate gross unrealized depreciation	(37,686,438)
Net unrealized depreciation	$(37,520,704)
Federal income tax cost	$548,014,270

Futures Contracts Sold

Short QQQ had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	74	12/20/2019	USD	$12,445,690	$(219,209)

Swap Agreements1

Short QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(62,990,431)	11/6/2020	Bank of America NA	(1.66)%	NASDAQ-100 Index®	(17,596,865)	17,596,865	—	—
(21,412,577)	11/6/2020	BNP Paribas SA	(1.96)%	NASDAQ-100 Index®	(526,645)	—	526,645	—
(116,945,611)	1/20/2021	Citibank NA	(1.86)%	NASDAQ-100 Index®	(3,003,777)	3,003,777	—	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: SHORT QQQ PSQ :: 21

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(62,346,902)	11/8/2021	Credit Suisse International	(1.66)%	NASDAQ-100 Index®	(1,831,030)	1,831,029	1	—
(52,043,990)	12/7/2020	Goldman Sachs International	(1.89)%	NASDAQ-100 Index®	(1,250,937)	1,050,936	200,001	—
(16,151,873)	1/6/2021	Morgan Stanley & Co. International plc	(1.86)%	NASDAQ-100 Index®	(398,352)
(8,909,653)	1/6/2021	Morgan Stanley & Co. International plc	(1.66)%	PowerShares QQQ TrustSM, Series 1	(222,005)
(25,061,526)					(620,357)	620,357	—	—
(143,644,102)	1/6/2021	Societe Generale	(1.96)%	NASDAQ-100 Index®	(3,825,248)	3,825,248	—	—
(3,333,975)	11/6/2020	UBS AG	(1.91)%	NASDAQ-100 Index®	(8,810,500)	8,810,500	—	—
(487,779,114)					(37,465,359)
				Total Unrealized Depreciation	(37,465,359)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

22 :: PSQ SHORT QQQ :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 96.1%
Repurchase Agreements (a) — 96.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $7,508,362 (Cost $7,507,367)	$7,507,367	$7,507,367
Total Investments — 96.1% (Cost $7,507,367)		7,507,367
Other assets less liabilities — 3.9%		301,104
Net Assets — 100.0%		$7,808,471

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(177,686)
Net unrealized depreciation	$(177,686)
Federal income tax cost	$7,507,367

Swap Agreements1

Short Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(19,625)	11/6/2020	Bank of America NA	(2.11)%	Dow Jones U.S. Real EstateSM Index	(12,568)	—	10,000	(2,568)
(1,594,025)	12/7/2020	BNP Paribas SA	(1.91)%	Dow Jones U.S. Real EstateSM Index	(51,427)	—	—	(51,427)
(2,867,634)	11/8/2021	Credit Suisse International	(1.81)%	Dow Jones U.S. Real EstateSM Index	(52,350)	—	52,350	—
(2,691,863)	1/6/2021	Morgan Stanley & Co. International plc	(1.66)%	Dow Jones U.S. Real EstateSM Index	(49,084)	—	36,000	(13,084)
(289,656)	1/6/2021	Societe Generale	(1.56)%	Dow Jones U.S. Real EstateSM Index	(4,277)	—	4,277	—
(338,726)	11/8/2021	UBS AG	(1.51)%	Dow Jones U.S. Real EstateSM Index	(7,980)	—	7,980	—
(7,801,529)					(177,686)
				Total Unrealized Depreciation	(177,686)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: SHORT REAL ESTATE REK :: 23

Investments	Principal Amount	Value
Short-Term Investments — 110.8%
Repurchase Agreements (a) — 28.6%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $73,730,395 (Cost $73,720,625)	$73,720,625	$73,720,625
U.S. Treasury Obligations (b) — 82.2%
U.S. Treasury Bills
2.04%, 12/5/2019 (c)	21,000,000	20,997,572
1.61%, 12/12/2019 (c)	16,000,000	15,992,978
1.71%, 12/19/2019 (c)	14,000,000	13,990,158
1.61%, 12/26/2019 (c)	16,000,000	15,983,600
2.12%, 1/2/2020 (c)	14,000,000	13,981,284
1.50%, 1/9/2020 (c)	11,000,000	10,981,916
1.50%, 1/16/2020 (c)	11,000,000	10,978,593
1.64%, 1/23/2020 (c)	15,000,000	14,966,467
2.13%, 1/30/2020 (c)	14,000,000	13,963,878
1.53%, 2/6/2020 (c)	11,000,000	10,968,490
1.54%, 2/13/2020 (c)	12,000,000	11,962,070
1.55%, 2/20/2020 (c)	7,000,000	6,975,772
1.96%, 2/27/2020 (c)	19,000,000	18,928,829
1.56%, 3/5/2020 (c)	5,000,000	4,979,604
1.56%, 3/12/2020 (c)	5,000,000	4,978,081
1.56%, 3/19/2020 (c)	5,000,000	4,976,900
2.18%, 3/26/2020 (c)	6,000,000	5,970,292
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.17%, 4/23/2020 (c)	$6,000,000	$5,962,874
2.33%, 5/21/2020 (c)	4,000,000	3,970,483
Total U.S. Treasury Obligations (Cost $211,422,209)		211,509,841
Total Short-Term Investments (Cost $285,142,834)		285,230,466
Total Investments — 110.8% (Cost $285,142,834)		285,230,466
Liabilities in excess of other assets — (10.8%)		(27,822,008)
Net Assets — 100.0%		$257,408,458

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $31,290,654.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$359,773
Aggregate gross unrealized depreciation	(17,745,624)
Net unrealized depreciation	$(17,385,851)
Federal income tax cost	$285,142,834

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 Emini Index	135	12/20/2019	USD	$10,957,950	$(238,342)

See accompanying notes to the financial statements.

24 :: RWM SHORT RUSSELL2000 :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(73,992,334)	11/6/2020	Bank of America NA	(1.56)%	Russell 2000® Index	(2,389,308)	2,369,308	20,000	—
(49,508,262)	11/6/2020	BNP Paribas SA	(1.36)%	Russell 2000® Index	(1,100,707)	1,100,707	—	—
(13,038,237)	11/6/2020	Citibank NA	(1.24)%	Russell 2000® Index	(282,126)	—	282,126	—
(18,894,560)	11/8/2021	Credit Suisse International	(1.46)%	Russell 2000® Index	(430,042)	400,033	30,009	—
(62,721,022)	11/6/2020	Goldman Sachs International	(1.34)%	Russell 2000® Index	(12,221,052)	12,221,052	—	—
(2,907,855)	1/6/2021	Morgan Stanley & Co. International plc	(1.36)%	Russell 2000® Index	(240,218)
(1,293,019)	1/6/2021	Morgan Stanley & Co. International plc	(1.16)%	iShares® Russell 2000 ETF	(27,282)
(4,200,874)					(267,500)	217,364	—	(50,136)
(21,121,749)	1/6/2021	Societe Generale	(1.36)%	Russell 2000® Index	(815,581)	815,581	—	—
(2,949,541)	11/6/2020	UBS AG	(1.26)%	Russell 2000® Index	271,175	(271,175)	—	—
(246,426,579)					(17,235,141)
				Total Unrealized Appreciation	271,175
				Total Unrealized Depreciation	(17,506,316)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: SHORT RUSSELL2000 RWM :: 25

Investments	Principal Amount	Value
Short-Term Investments — 105.8%
Repurchase Agreements (a) — 14.7%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $283,773,898 (Cost $283,736,295)	$283,736,295	$283,736,295
U.S. Treasury Obligations (b) — 91.1%
U.S. Treasury Bills
1.55%, 12/3/2019 (c)	150,000,000	149,993,417
1.70%, 12/5/2019 (c)	284,000,000	283,967,161
1.88%, 12/12/2019 (c)	101,000,000	100,955,672
1.71%, 12/19/2019 (c)	90,000,000	89,936,728
1.61%, 12/26/2019 (c)	101,000,000	100,896,475
2.07%, 1/2/2020 (c)	98,000,000	97,868,986
1.63%, 1/9/2020 (c)	102,000,000	101,832,309
1.63%, 1/16/2020 (c)	102,000,000	101,801,504
1.64%, 1/23/2020 (c)	100,000,000	99,776,448
2.09%, 1/30/2020 (c)	98,000,000	97,747,144
1.53%, 2/6/2020 (c)	77,000,000	76,779,427
1.54%, 2/13/2020 (c)	80,000,000	79,747,136
1.55%, 2/20/2020 (c)	50,000,000	49,826,945
1.97%, 2/27/2020 (c)	113,000,000	112,576,721
1.56%, 3/5/2020 (c)	37,000,000	36,849,074
1.56%, 3/12/2020 (c)	37,000,000	36,837,804
1.56%, 3/19/2020 (c)	37,000,000	36,829,060
2.17%, 3/26/2020 (c)	39,000,000	38,806,896
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.16%, 4/23/2020 (c)	$39,000,000	$38,758,679
2.33%, 5/21/2020 (c)	27,000,000	26,800,763
Total U.S. Treasury Obligations (Cost $1,757,978,844)		1,758,588,349
Total Short-Term Investments (Cost $2,041,715,139)		2,042,324,644
Total Investments — 105.8% (Cost $2,041,715,139)		2,042,324,644
Liabilities in excess of other assets — (5.8%)		(111,710,811)
Net Assets — 100.0%		$1,930,613,833

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $227,825,635.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$612,029
Aggregate gross unrealized depreciation	(129,226,660)
Net unrealized depreciation	$(128,614,631)
Federal income tax cost	$2,041,715,139

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	371	12/20/2019	USD	$58,279,463	$(2,049,322)

See accompanying notes to the financial statements.

26 :: SH SHORT S&P500® :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Short S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(270,061,379)	11/6/2020	Bank of America NA	(1.76)%	S&P 500®	(32,653,150)	32,653,150	—	—
(299,878,853)	11/6/2020	BNP Paribas SA	(2.01)%	S&P 500®	(33,606,664)	33,606,664	—	—
(228,123,095)	1/20/2021	Citibank NA	(1.94)%	S&P 500®	(4,811,617)	4,811,617	—	—
(356,567,191)	11/8/2021	Credit Suisse International	(1.76)%	S&P 500®	(7,667,797)	7,667,796	1	—
(180,804,232)	12/7/2020	Goldman Sachs International	(1.94)%	S&P 500®	(3,813,558)	3,813,558	—	—
(18,060,635)	1/6/2021	Morgan Stanley & Co. International plc	(1.96)%	S&P 500®	(380,833)	380,833	—	—
(379,741,341)	1/6/2021	Societe Generale	(1.96)%	S&P 500®	(7,939,690)	7,939,690	—	—
(138,802,130)	11/6/2020	UBS AG	(1.91)%	S&P 500®	(36,301,505)	36,301,505	—	—
(1,872,038,856)					(127,174,814)
				Total Unrealized Depreciation	(127,174,814)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: SHORT S&P500® SH :: 27

Investments	Principal Amount	Value
Short-Term Investments — 86.8%
Repurchase Agreements (a) — 86.8%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $3,173,368 (Cost $3,172,948)	$3,172,948	$3,172,948
Total Investments — 86.8% (Cost $3,172,948)		3,172,948
Other assets less liabilities — 13.2%		483,080
Net Assets — 100.0%		$3,656,028

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(89,943)
Net unrealized depreciation	$(89,943)
Federal income tax cost	$3,172,948

Swap Agreements1

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(439,021)	12/7/2020	Bank of America NA	(1.68)%	S&P SmallCap 600®	(4,064)	—	4,064	—
(407,339)	11/6/2020	Citibank NA	(1.74)%	S&P SmallCap 600®	(3,698)	—	3,698	—
(472,911)	11/8/2021	Credit Suisse International	(1.66)%	S&P SmallCap 600®	(7,412)	—	7,412	—
(394,423)	1/6/2021	Morgan Stanley & Co. International plc	(1.61)%	S&P SmallCap 600®	(3,619)	—	1,000	(2,619)
(396,410)	1/6/2021	Societe Generale	(1.16)%	S&P SmallCap 600®	(4,011)	—	4,011	—
(1,544,824)	11/6/2020	UBS AG	(1.61)%	S&P SmallCap 600®	(67,139)	—	67,139	—
(3,654,928)					(89,943)
				Total Unrealized Depreciation	(89,943)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

28 :: SBB SHORT SMALLCAP600 :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
U.S. Treasury Obligations — 73.0%
U.S. Treasury Bonds
6.63%, 2/15/2027	$87,100	$115,999
6.38%, 8/15/2027	97,600	130,220
6.13%, 11/15/2027	235,800	312,767
5.50%, 8/15/2028	165,000	214,667
5.25%, 11/15/2028	209,000	269,202
5.25%, 2/15/2029	153,000	198,254
6.13%, 8/15/2029	122,000	169,323
U.S. Treasury Notes
2.25%, 2/15/2027	1,578,800	1,634,922
2.38%, 5/15/2027	1,579,800	1,651,138
2.25%, 8/15/2027	1,565,800	1,623,661
2.25%, 11/15/2027	1,568,800	1,628,120
2.75%, 2/15/2028	1,654,500	1,781,302
2.88%, 5/15/2028	1,731,000	1,883,274
2.88%, 8/15/2028	1,785,000	1,944,674
3.13%, 11/15/2028	1,865,000	2,073,647
2.63%, 2/15/2029	1,850,000	1,983,258
2.38%, 5/15/2029	1,881,000	1,977,548
1.63%, 8/15/2029	1,880,000	1,852,534
1.75%, 11/15/2029	677,000	675,360
Total U.S. Treasury Obligations (Cost $20,874,979)		22,119,870
Investments	Principal Amount	Value
Short-Term Investments — 24.8%
Repurchase Agreements (a) — 24.8%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $7,503,978 (Cost $7,502,983)	$7,502,983	$7,502,983
Total Investments — 97.8% (Cost $28,377,962)		29,622,853
Other assets less liabilities — 2.2%		674,926
Net Assets — 100.0%		$30,297,779

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,581,916
Aggregate gross unrealized depreciation	(110,135)
Net unrealized appreciation	$1,471,781
Federal income tax cost	$28,419,861

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	7	3/20/2020	USD	$905,516	$(2,745)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA 7-10 YEAR TREASURY UST :: 29

Swap Agreements1

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
12,749,735	11/8/2021	Citibank NA	1.61%	ICE U.S. Treasury 7-10 Year Bond Index	503	—	—	503
25,052,826	1/6/2021	Goldman Sachs International	1.61%	ICE U.S. Treasury 7-10 Year Bond Index	271,031	(271,031)	—	—
37,802,561					271,534
				Total Unrealized Appreciation	271,534

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

30 :: UST ULTRA 7-10 YEAR TREASURY :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
U.S. Treasury Obligations — 70.8%
U.S. Treasury Bonds
4.63%, 2/15/2040	$466,100	$661,061
4.38%, 5/15/2040	389,500	536,719
3.88%, 8/15/2040	346,400	448,507
4.25%, 11/15/2040	354,500	482,009
4.75%, 2/15/2041	402,300	582,895
4.38%, 5/15/2041	305,900	423,624
3.75%, 8/15/2041	344,200	439,447
3.13%, 11/15/2041	311,900	364,290
3.13%, 2/15/2042	391,000	456,951
3.00%, 5/15/2042	328,500	376,620
2.75%, 8/15/2042	503,000	554,165
2.75%, 11/15/2042	613,700	676,269
3.13%, 2/15/2043	624,300	730,919
2.88%, 5/15/2043	883,400	994,032
3.63%, 8/15/2043	730,600	924,837
3.75%, 11/15/2043	861,000	1,111,766
3.63%, 2/15/2044	886,400	1,125,035
3.38%, 5/15/2044	888,200	1,086,518
3.13%, 8/15/2044	895,600	1,053,799
3.00%, 11/15/2044	895,500	1,033,043
2.50%, 2/15/2045	895,600	946,607
3.00%, 5/15/2045	895,500	1,035,492
2.88%, 8/15/2045	895,500	1,013,594
3.00%, 11/15/2045	893,300	1,035,251
2.50%, 2/15/2046	831,100	879,278
2.50%, 5/15/2046	831,400	879,985
2.25%, 8/15/2046	832,500	839,134
2.88%, 11/15/2046	828,300	941,803
3.00%, 2/15/2047	831,400	968,321
3.00%, 5/15/2047	830,200	966,988
2.75%, 8/15/2047	831,400	925,062
2.75%, 11/15/2047	786,400	875,546
3.00%, 2/15/2048	895,300	1,044,633
3.13%, 5/15/2048	960,100	1,147,094
3.00%, 8/15/2048	1,023,000	1,195,791
3.38%, 11/15/2048	1,086,800	1,360,453
Investments	Principal Amount	Value
U.S. Treasury Obligations (continued)
3.00%, 2/15/2049	$1,086,900	$1,273,032
2.88%, 5/15/2049	1,085,700	1,243,466
2.25%, 8/15/2049	1,086,900	1,097,854
2.38%, 11/15/2049	405,000	420,441
Total U.S. Treasury Obligations (Cost $31,364,561)		34,152,331
Short-Term Investments — 24.5%
Repurchase Agreements (a) — 24.5%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $11,822,852 (Cost $11,821,285)	11,821,285	11,821,285
Total Investments — 95.3% (Cost $43,185,846)		45,973,616
Other assets less liabilities — 4.7%		2,286,618
Net Assets — 100.0%		$48,260,234

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,801,188
Aggregate gross unrealized depreciation	(262,828)
Net unrealized appreciation	$3,538,360
Federal income tax cost	$43,774,875

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	7	3/20/2020	USD	$1,112,781	$(6,136)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA 20+ YEAR TREASURY UBT :: 31

Swap Agreements1

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
26,566,076	1/6/2020	Bank of America NA	1.50%	ICE U.S. Treasury 20+ Year Bond Index	601,489	(601,489)	—	—
35,136,560	11/8/2021	Citibank NA	1.61%	ICE U.S. Treasury 20+ Year Bond Index	744,266	—	(744,265)	1
61,702,636					1,345,755
				Total Unrealized Appreciation	1,345,755

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

32 :: UBT ULTRA 20+ YEAR TREASURY :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 87.7%
Chemicals — 72.7%
Air Products & Chemicals, Inc.	12,914	$3,051,966
Albemarle Corp.	6,212	406,141
Ashland Global Holdings, Inc.	3,548	254,392
Axalta Coating Systems Ltd.*	12,162	346,252
Cabot Corp.	3,386	159,108
Celanese Corp.	7,251	910,508
CF Industries Holdings, Inc.	12,795	591,257
Chemours Co. (The)	9,595	151,505
Corteva, Inc.	43,892	1,142,070
Dow, Inc.	43,558	2,324,690
DuPont de Nemours, Inc.	43,692	2,831,679
Eastman Chemical Co.	8,028	629,154
Ecolab, Inc.	14,673	2,739,009
Element Solutions, Inc.*	13,222	154,565
FMC Corp.	7,648	749,198
HB Fuller Co.	2,983	148,792
Huntsman Corp.	11,969	270,739
Ingevity Corp.*	2,454	221,621
International Flavors & Fragrances, Inc.	6,258	883,817
Linde plc	31,688	6,534,382
LyondellBasell Industries NV, Class A	15,130	1,400,130
Mosaic Co. (The)	20,811	396,450
NewMarket Corp.	434	214,383
Olin Corp.	9,629	168,700
PolyOne Corp.	4,504	142,011
PPG Industries, Inc.	13,849	1,784,305
RPM International, Inc.	7,599	560,274
Scotts Miracle-Gro Co. (The)	2,308	233,293
Sensient Technologies Corp.	2,481	157,022
Valvoline, Inc.	11,030	249,830
Westlake Chemical Corp.	2,031	139,489
WR Grace & Co.	3,285	219,537
		30,166,269
Metals & Mining — 14.6%
Alcoa Corp.*	10,875	221,306
Allegheny Technologies, Inc.*	7,390	170,413
Carpenter Technology Corp.	2,793	146,828
Commercial Metals Co.	6,911	147,619
Freeport-McMoRan, Inc.	85,035	967,698
Newmont Goldcorp Corp.	48,053	1,845,235
Nucor Corp.	17,768	1,001,405
Investments	Shares	Value
Common Stocks (a) (continued)
Reliance Steel & Aluminum Co.	3,905	$460,712
Royal Gold, Inc.	3,842	450,551
Steel Dynamics, Inc.	12,871	434,139
United States Steel Corp.	10,007	131,292
Worthington Industries, Inc.	2,172	83,187
		6,060,385
Oil, Gas & Consumable Fuels — 0.1%
Peabody Energy Corp.	4,493	43,492
Paper & Forest Products — 0.3%
Domtar Corp.	3,668	136,890
Total Common Stocks (Cost $41,569,277)		36,407,036
	Principal Amount
Short-Term Investments — 10.5%
Repurchase Agreements (b) — 10.5%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $4,356,229 (Cost $4,355,652)	$4,355,652	4,355,652
Total Investments — 98.2% (Cost $45,924,929)		40,762,688
Other assets less liabilities — 1.8%		758,106
Net Assets — 100.0%		$41,520,794

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,214,306.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,091,383
Aggregate gross unrealized depreciation	(9,323,583)
Net unrealized depreciation	$(6,232,200)
Federal income tax cost	$46,214,282

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA BASIC MATERIALS UYM :: 33

Swap Agreements1

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
2,440,248	1/6/2020	Bank of America NA	2.06%	iShares® U.S. Basic Materials ETF	(377,530)
7,805,659	12/7/2020	Bank of America NA	2.01%	Dow Jones U.S. Basic MaterialsSM Index	6,250
10,245,907					(371,280)	361,280	10,000	—
4,577,277	11/6/2020	Citibank NA	1.89%	Dow Jones U.S. Basic MaterialsSM Index	3,163	—	—	3,163
1,405,146	11/8/2021	Credit Suisse International	2.06%	Dow Jones U.S. Basic MaterialsSM Index	(10,262)	10,148	115	1
382,175	12/7/2020	Goldman Sachs International	2.09%	Dow Jones U.S. Basic MaterialsSM Index	211
3,601,643	12/7/2020	Goldman Sachs International	1.62%	iShares® U.S. Basic Materials ETF	(23,692)
3,983,818					(23,481)	—	23,481	—
269,647	1/13/2020	Morgan Stanley & Co. International plc	2.36%	Dow Jones U.S. Basic MaterialsSM Index	(19,864)
679,230	1/6/2021	Morgan Stanley & Co. International plc	1.96%	iShares® U.S. Basic Materials ETF	(4,582)
948,877					(24,446)	6,824	17,622	—
12,948,678	1/6/2021	Societe Generale	2.16%	Dow Jones U.S. Basic MaterialsSM Index	(41,127)	—	41,127	—
12,537,517	1/6/2020	UBS AG	2.11%	Dow Jones U.S. Basic MaterialsSM Index	(313,173)	223,890	89,283	—
46,647,220					(780,606)
				Total Unrealized Appreciation	9,624
				Total Unrealized Depreciation	(790,230)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

34 :: UYM ULTRA BASIC MATERIALS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 47.6%
Diversified Telecommunication Services — 5.0%
AT&T, Inc.	725	$27,101
CenturyLink, Inc.	760	11,012
Verizon Communications, Inc.	459	27,650
		65,763
Entertainment — 9.6%
Activision Blizzard, Inc.	491	26,922
Electronic Arts, Inc.*	229	23,131
Netflix, Inc.*	93	29,263
Take-Two Interactive Software, Inc.*	88	10,679
Viacom, Inc., Class B	273	6,571
Walt Disney Co. (The)	200	30,316
		126,882
Interactive Media & Services — 22.0%
Alphabet, Inc., Class A*	57	74,333
Alphabet, Inc., Class C*	57	74,383
Facebook, Inc., Class A*	599	120,782
TripAdvisor, Inc.	81	2,301
Twitter, Inc.*	598	18,484
		290,283
Media — 9.5%
CBS Corp. (Non-Voting), Class B	253	10,216
Charter Communications, Inc., Class A*	65	30,551
Comcast Corp., Class A	586	25,872
Discovery, Inc., Class A*	122	4,019
Discovery, Inc., Class C*	268	8,179
DISH Network Corp., Class A*	185	6,321
Fox Corp., Class A	274	9,798
Fox Corp., Class B	125	4,372
Interpublic Group of Cos., Inc. (The)	299	6,698
News Corp., Class A	297	3,825
News Corp., Class B	93	1,225
Omnicom Group, Inc.	168	13,353
		124,429
Investments	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 1.5%
T-Mobile US, Inc.*	245	$19,245
Total Common Stocks (Cost $603,540)		626,602
	Principal Amount
Short-Term Investments — 46.7%
Repurchase Agreements (a) — 46.7%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $615,612 (Cost $615,529)	$615,529	615,529
Total Investments — 94.3% (Cost $1,219,069)		1,242,131
Other assets less liabilities — 5.7%		74,566
Net Assets — 100.0%		$1,316,697

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,303
Aggregate gross unrealized depreciation	(16,182)
Net unrealized appreciation	$111,121
Federal income tax cost	$1,221,819

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA COMMUNICATION SERVICES SELECT SECTOR XCOM :: 35

Swap Agreements1

Ultra Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
57,922	2/8/2021	Goldman Sachs International	2.09%	Communication Services Select Sector Index[6]	3,220	—	—	3,220
1,620,433	11/6/2020	Societe Generale	2.11%	Communication Services Select Sector Index[6]	21,920	—	—	21,920
329,687	12/7/2020	UBS AG	2.11%	Communication Services Select Sector Index[6]	65,669	—	—	65,669
2,008,042					90,809
				Total Unrealized Appreciation	90,809

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

36 :: XCOM ULTRA COMMUNICATION SERVICES SELECT SECTOR :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 72.0%
Auto Components — 2.0%
Adient plc*	205	$4,481
Aptiv plc	604	56,704
Autoliv, Inc.	185	15,118
BorgWarner, Inc.	487	20,478
Dana, Inc.	339	5,746
Gentex Corp.	601	17,068
Goodyear Tire & Rubber Co. (The)	548	8,763
Lear Corp.	131	15,761
Veoneer, Inc.*	236	3,821
		147,940
Automobiles — 4.3%
Ford Motor Co.	9,244	83,751
General Motors Co.	2,964	106,704
Harley-Davidson, Inc.	370	13,460
Tesla, Inc.*(b)	334	110,200
Thor Industries, Inc.	130	8,290
		322,405
Beverages — 15.3%
Boston Beer Co., Inc. (The), Class A*	22	8,455
Brown-Forman Corp., Class B	429	29,095
Coca-Cola Co. (The)	9,079	484,818
Constellation Brands, Inc., Class A	394	73,308
Keurig Dr Pepper, Inc.	630	19,492
Molson Coors Brewing Co., Class B	443	22,363
Monster Beverage Corp.*	913	54,616
National Beverage Corp.*(b)	27	1,340
PepsiCo, Inc.	3,298	447,967
		1,141,454
Commercial Services & Supplies — 0.1%
Herman Miller, Inc.	139	6,641
Distributors — 0.7%
Genuine Parts Co.	345	36,008
Pool Corp.	94	19,406
		55,414
Diversified Financial Services — 0.2%
Jefferies Financial Group, Inc.	594	12,415
Entertainment — 2.9%
Activision Blizzard, Inc.	1,809	99,188
Electronic Arts, Inc.*	695	70,202
Take-Two Interactive Software, Inc.*	267	32,400
Zynga, Inc., Class A*	2,221	13,837
		215,627
Investments	Shares	Value
Common Stocks (a) (continued)
Food & Staples Retailing — 0.4%
Performance Food Group Co.*	248	$11,671
US Foods Holding Corp.*	517	20,561
		32,232
Food Products — 10.6%
Archer-Daniels-Midland Co.	1,314	56,410
Beyond Meat, Inc.*	24	1,991
Bunge Ltd.	334	17,829
Campbell Soup Co.	398	18,535
Conagra Brands, Inc.	1,148	33,143
Darling Ingredients, Inc.*	389	9,258
Flowers Foods, Inc.	454	9,775
General Mills, Inc.	1,424	75,928
Hain Celestial Group, Inc. (The)*	189	4,672
Hershey Co. (The)	351	52,004
Hormel Foods Corp.	655	29,167
Ingredion, Inc.	157	13,058
JM Smucker Co. (The)	269	28,269
Kellogg Co.	587	38,225
Kraft Heinz Co. (The)	1,468	44,774
Lamb Weston Holdings, Inc.	344	28,889
Lancaster Colony Corp.	47	7,427
McCormick & Co., Inc. (Non-Voting)	290	49,083
Mondelez International, Inc., Class A	3,402	178,741
Pilgrim's Pride Corp.*	123	3,874
Post Holdings, Inc.*	162	17,107
Seaboard Corp.	1	4,112
TreeHouse Foods, Inc.*	133	6,502
Tyson Foods, Inc., Class A	695	62,474
		791,247
Household Durables — 3.3%
DR Horton, Inc.	794	43,948
Helen of Troy Ltd.*	59	9,524
Leggett & Platt, Inc.	310	16,219
Lennar Corp., Class A	671	40,025
Lennar Corp., Class B	37	1,745
Mohawk Industries, Inc.*	141	19,651
Newell Brands, Inc.	899	17,279
NVR, Inc.*	8	30,335
PulteGroup, Inc.	608	24,107
Tempur Sealy International, Inc.*	109	9,252
Toll Brothers, Inc.	305	12,252
Whirlpool Corp.	150	21,465
		245,802
Household Products — 14.3%
Church & Dwight Co., Inc.	583	40,950
Clorox Co. (The)	297	44,024
Colgate-Palmolive Co.	2,024	137,268

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA CONSUMER GOODS UGE :: 37

Investments	Shares	Value
Common Stocks (a) (continued)
Energizer Holdings, Inc.	151	$7,533
Kimberly-Clark Corp.	812	110,708
Procter & Gamble Co. (The)	5,903	720,520
Spectrum Brands Holdings, Inc.	105	6,565
		1,067,568
Leisure Products — 0.8%
Brunswick Corp.	202	11,872
Hasbro, Inc.	277	28,171
Mattel, Inc.*(b)	815	9,535
Polaris, Inc.	136	13,287
		62,865
Machinery — 1.0%
Stanley Black & Decker, Inc.	358	56,471
WABCO Holdings, Inc.*	121	16,305
		72,776
Personal Products — 1.7%
Coty, Inc., Class A	694	8,009
Estee Lauder Cos., Inc. (The), Class A	522	102,035
Herbalife Nutrition Ltd.*	225	10,262
Nu Skin Enterprises, Inc., Class A	131	5,010
		125,316
Textiles, Apparel & Luxury Goods — 7.4%
Capri Holdings Ltd.*	358	13,296
Carter's, Inc.	106	10,951
Columbia Sportswear Co.	69	6,383
Deckers Outdoor Corp.*	68	11,436
Hanesbrands, Inc.	853	12,855
Levi Strauss & Co., Class A	99	1,661
Lululemon Athletica, Inc.*	267	60,259
NIKE, Inc., Class B	2,953	276,076
PVH Corp.	175	16,968
Ralph Lauren Corp.	122	13,096
Skechers U.S.A., Inc., Class A*	315	12,669
Steven Madden Ltd.	184	7,814
Tapestry, Inc.	677	18,205
Under Armour, Inc., Class A*	444	8,387
Under Armour, Inc., Class C*	458	7,923
VF Corp.	770	68,176
Wolverine World Wide, Inc.	201	6,452
		552,607
Tobacco — 7.0%
Altria Group, Inc.	4,407	219,028
Philip Morris International, Inc.	3,670	304,353
		523,381
Total Common Stocks (Cost $5,813,687)		5,375,690
Investments	Shares	Value
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $909)	909	$909
	Principal Amount
Short-Term Investments — 19.4%
Repurchase Agreements (e) — 19.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $1,446,242 (Cost $1,446,050)	$1,446,050	1,446,050
Total Investments — 91.4% (Cost $7,260,646)		6,822,649
Other assets less liabilities — 8.6%		640,985
Net Assets — 100.0%		$7,463,634

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,773,415.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $26,308, collateralized in the form of cash with a value of $909 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $26,997 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.75%, and maturity dates ranging from December 5, 2019 - May 15, 2049; a total value of $27,906.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $909.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$602,172
Aggregate gross unrealized depreciation	(901,564)
Net unrealized depreciation	$(299,392)
Federal income tax cost	$7,276,551

See accompanying notes to the financial statements.

38 :: UGE ULTRA CONSUMER GOODS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
254,400	11/13/2020	Bank of America NA	2.01%	Dow Jones U.S. Consumer GoodsSM Index	11,078
1,347,485	12/7/2020	Bank of America NA	1.76%	iShares® U.S. Consumer Goods ETF	16,018
1,601,885					27,096	—	—	27,096
165,388	1/20/2021	Citibank NA	1.89%	Dow Jones U.S. Consumer GoodsSM Index	2,474	—	—	2,474
81,073	11/8/2021	Credit Suisse International	2.06%	Dow Jones U.S. Consumer GoodsSM Index	1,060	—	—	1,060
701,115	12/7/2020	Goldman Sachs International	2.09%	Dow Jones U.S. Consumer GoodsSM Index	10,391	—	—	10,391
160,649	1/13/2020	Morgan Stanley & Co. International plc	2.26%	Dow Jones U.S. Consumer GoodsSM Index	11,919
1,021,539	1/6/2021	Morgan Stanley & Co. International plc	1.86%	iShares® U.S. Consumer Goods ETF	13,074
1,182,188					24,993	—	—	24,993
1,227,999	12/7/2020	Societe Generale	2.16%	Dow Jones U.S. Consumer GoodsSM Index	48,128	—	—	48,128
4,600,378	11/8/2021	UBS AG	2.11%	Dow Jones U.S. Consumer GoodsSM Index	40,368	—	—	40,368
9,560,026					154,510
				Total Unrealized Appreciation	154,510

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA CONSUMER GOODS UGE :: 39

Investments	Shares	Value
Common Stocks (a) — 71.6%
Airlines — 2.1%
Alaska Air Group, Inc.	526	$36,299
Allegiant Travel Co.	57	9,675
American Airlines Group, Inc.	1,691	48,599
Delta Air Lines, Inc.	2,469	141,498
JetBlue Airways Corp.*	1,263	24,338
Southwest Airlines Co.	2,064	118,969
Spirit Airlines, Inc.*	292	11,409
United Airlines Holdings, Inc.*	943	87,510
		478,297
Commercial Services & Supplies — 0.6%
Copart, Inc.*	858	76,362
IAA, Inc.*	570	25,838
KAR Auction Services, Inc.	570	12,038
Rollins, Inc.	600	21,510
		135,748
Distributors — 0.2%
LKQ Corp.*	1,314	46,358
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.*	234	7,893
Bright Horizons Family Solutions, Inc.*	249	37,479
Chegg, Inc.*	486	18,842
frontdoor, Inc.*	360	16,294
Graham Holdings Co., Class B	19	12,001
Grand Canyon Education, Inc.*	207	17,634
H&R Block, Inc.	857	20,894
Service Corp. International	778	34,247
ServiceMaster Global Holdings, Inc.*	579	22,691
		187,975
Entertainment — 8.6%
Cinemark Holdings, Inc.	456	15,445
Liberty Media Corp.-Liberty Formula One, Class A*	109	4,695
Liberty Media Corp.-Liberty Formula One, Class C*	864	38,958
Lions Gate Entertainment Corp., Class A*	238	2,225
Lions Gate Entertainment Corp., Class B*	463	4,014
Live Nation Entertainment, Inc.*	594	41,467
Madison Square Garden Co. (The), Class A*	73	20,570
Netflix, Inc.*	1,866	587,155
Roku, Inc.*	363	58,214
Viacom, Inc., Class A	40	1,045
Viacom, Inc., Class B	1,511	36,370
Walt Disney Co. (The)	7,681	1,164,286
Investments	Shares	Value
Common Stocks (a) (continued)
World Wrestling Entertainment, Inc., Class A	201	$12,466
		1,986,910
Food & Staples Retailing — 7.7%
Casey's General Stores, Inc.	157	27,282
Costco Wholesale Corp.	1,875	562,144
Kroger Co. (The)	3,407	93,147
Sprouts Farmers Market, Inc.*	504	9,979
Sysco Corp.	2,188	176,244
Walgreens Boots Alliance, Inc.	3,234	192,746
Walmart, Inc.	6,064	722,162
		1,783,704
Health Care Providers & Services — 0.6%
AmerisourceBergen Corp.	647	56,878
Cardinal Health, Inc.	1,271	69,943
		126,821
Hotels, Restaurants & Leisure — 10.8%
Aramark	1,052	45,909
Boyd Gaming Corp.	341	10,029
Caesars Entertainment Corp.*	2,371	30,918
Carnival Corp.	1,708	76,997
Cheesecake Factory, Inc. (The)(b)	175	7,632
Chipotle Mexican Grill, Inc.*	109	88,717
Choice Hotels International, Inc.	136	13,226
Churchill Downs, Inc.	153	19,892
Cracker Barrel Old Country Store, Inc.	102	15,681
Darden Restaurants, Inc.	524	62,063
Domino's Pizza, Inc.	177	52,091
Dunkin' Brands Group, Inc.	352	26,946
Extended Stay America, Inc.	805	11,882
Hilton Grand Vacations, Inc.*	366	12,675
Hilton Worldwide Holdings, Inc.	1,223	128,415
Hyatt Hotels Corp., Class A	159	12,847
Las Vegas Sands Corp.	1,443	90,548
Marriott International, Inc., Class A	1,167	163,800
Marriott Vacations Worldwide Corp.	166	20,391
McDonald's Corp.	3,238	629,726
MGM Resorts International	2,223	71,025
Norwegian Cruise Line Holdings Ltd.*	918	49,241
Planet Fitness, Inc., Class A*	360	26,611
Royal Caribbean Cruises Ltd.	732	87,855
Six Flags Entertainment Corp.	335	14,566
Starbucks Corp.	5,102	435,864
Texas Roadhouse, Inc.	280	16,212
Vail Resorts, Inc.	172	41,739
Wendy's Co. (The)	786	16,852
Wyndham Destinations, Inc.	394	19,109
Wyndham Hotels & Resorts, Inc.	411	23,809

See accompanying notes to the financial statements.

40 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Wynn Resorts Ltd.	412	$49,790
Yum! Brands, Inc.	1,297	130,569
		2,503,627
Interactive Media & Services — 0.1%
Pinterest, Inc., Class A*	369	7,188
TripAdvisor, Inc.	448	12,723
Yelp, Inc.*	275	9,537
		29,448
Internet & Direct Marketing Retail — 15.7%
Amazon.com, Inc.*	1,772	3,191,018
Booking Holdings, Inc.*	181	344,630
Expedia Group, Inc.	596	60,589
Qurate Retail, Inc., Series A*	1,657	15,675
Wayfair, Inc., Class A*	276	23,438
		3,635,350
IT Services — 0.1%
LiveRamp Holdings, Inc.*	288	14,426
Media — 8.4%
Altice USA, Inc., Class A*	1,316	33,663
AMC Networks, Inc., Class A*	189	7,263
Cable One, Inc.	20	30,700
CBS Corp. (Non-Voting), Class B	1,396	56,371
Charter Communications, Inc., Class A*	690	324,307
Comcast Corp., Class A	19,339	853,817
Discovery, Inc., Class A*	674	22,202
Discovery, Inc., Class C*	1,480	45,170
DISH Network Corp., Class A*	1,026	35,058
Fox Corp., Class A	1,511	54,033
Fox Corp., Class B	692	24,206
Interpublic Group of Cos., Inc. (The)	1,652	37,005
John Wiley & Sons, Inc., Class A	187	8,838
Liberty Broadband Corp., Class A*	103	12,186
Liberty Broadband Corp., Class C*	651	77,788
Liberty Global plc, Class A*	697	15,717
Liberty Global plc, Class C*	1,755	37,733
Liberty Latin America Ltd., Class A*	194	3,453
Liberty Latin America Ltd., Class C*	486	8,719
Liberty Media Corp.-Liberty SiriusXM, Class A*	356	17,337
Liberty Media Corp.-Liberty SiriusXM, Class C*	648	31,434
Meredith Corp.	172	6,027
New York Times Co. (The), Class A	613	19,769
News Corp., Class A	1,645	21,188
News Corp., Class B	520	6,848
Nexstar Media Group, Inc., Class A	195	21,003
Investments	Shares	Value
Common Stocks (a) (continued)
Omnicom Group, Inc.	927	$73,678
Sinclair Broadcast Group, Inc., Class A	288	10,031
Sirius XM Holdings, Inc.	5,882	41,056
TEGNA, Inc.	925	14,199
		1,950,799
Multiline Retail — 2.7%
Dollar General Corp.	1,095	172,309
Dollar Tree, Inc.*	1,009	92,283
Kohl's Corp.	678	31,873
Macy's, Inc.(b)	1,317	20,177
Nordstrom, Inc.	455	17,367
Ollie's Bargain Outlet Holdings, Inc.*	233	15,238
Target Corp.	2,179	272,397
		621,644
Professional Services — 0.5%
IHS Markit Ltd.*	1,707	124,014
Road & Rail — 0.4%
AMERCO	33	11,953
Avis Budget Group, Inc.*	250	7,438
Lyft, Inc., Class A*	846	41,437
Uber Technologies, Inc.*	870	25,752
		86,580
Specialty Retail — 12.3%
Aaron's, Inc.	288	16,819
Advance Auto Parts, Inc.	303	47,595
American Eagle Outfitters, Inc.	679	10,165
AutoNation, Inc.*	249	12,721
AutoZone, Inc.*	105	123,682
Best Buy Co., Inc.	988	79,672
Burlington Stores, Inc.*	282	63,450
CarMax, Inc.*	706	68,666
Carvana Co.*	213	20,303
Dick's Sporting Goods, Inc.	281	12,873
Five Below, Inc.*	238	29,443
Floor & Decor Holdings, Inc., Class A*	293	14,067
Foot Locker, Inc.	467	18,703
Gap, Inc. (The)	913	15,165
Home Depot, Inc. (The)	4,668	1,029,341
L Brands, Inc.	991	18,968
Lithia Motors, Inc., Class A	95	15,255
Lowe's Cos., Inc.	3,291	386,067
Murphy USA, Inc.*	129	15,161
National Vision Holdings, Inc.*	334	10,087
O'Reilly Automotive, Inc.*	327	144,626
Penske Automotive Group, Inc.	143	7,220

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA CONSUMER SERVICES UCC :: 41

Investments	Shares	Value
Common Stocks (a) (continued)
Ross Stores, Inc.	1,555	$180,613
Tiffany & Co.	464	62,083
TJX Cos., Inc. (The)	5,155	315,125
Tractor Supply Co.	510	48,164
Ulta Beauty, Inc.*	251	58,699
Urban Outfitters, Inc.*	300	7,698
Williams-Sonoma, Inc.	334	23,180
		2,855,611
Trading Companies & Distributors — 0.0% (c)
Beacon Roofing Supply, Inc.*	294	8,717
Total Common Stocks (Cost $17,405,964)		16,576,029
	Number of Rights
Rights — 0.0% (c)
Media — 0.0% (c)
DISH Network Corp., expiring 12/9/2019* (Cost $—)	3	2
	Shares
Securities Lending Reinvestments (d) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $15,892)	15,892	15,892
	Principal Amount
Short-Term Investments — 21.0%
Repurchase Agreements (e) — 21.0%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $4,867,219 (Cost $4,866,574)	$4,866,574	4,866,574
Total Investments — 92.7% (Cost $22,288,430)		21,458,497
Other assets less liabilities — 7.3%		1,683,371
Net Assets — 100.0%		$23,141,868

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,280,675.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $15,321, collateralized in the form of cash with a value of $15,892 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  Represents less than 0.05% of net assets.

(d)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $15,892.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,104,391
Aggregate gross unrealized depreciation	(1,905,535)
Net unrealized depreciation	$(801,144)
Federal income tax cost	$22,357,517

See accompanying notes to the financial statements.

42 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,039,083	12/7/2020	Bank of America NA	2.06%	Dow Jones U.S. Consumer ServicesSM Index	17,581
2,305,278	12/7/2020	Bank of America NA	1.76%	iShares® U.S. Consumer Services ETF	20,507
3,344,361					38,088	—	—	38,088
519,758	12/7/2020	BNP Paribas SA	2.21%	Dow Jones U.S. Consumer ServicesSM Index	16,757	—	—	16,757
3,437,875	1/20/2021	Citibank NA	1.89%	Dow Jones U.S. Consumer ServicesSM Index	58,541	—	—	58,541
10,831,119	11/8/2021	Credit Suisse International	2.06%	Dow Jones U.S. Consumer ServicesSM Index	125,223	—	—	125,223
647,716	12/7/2020	Goldman Sachs International	2.09%	Dow Jones U.S. Consumer ServicesSM Index	10,941
4,921,014	12/7/2020	Goldman Sachs International	1.62%	iShares® U.S. Consumer Services ETF	83,112
5,568,730					94,053	—	—	94,053
438,738	12/6/2019	Morgan Stanley & Co. International plc	1.86%	iShares® U.S. Consumer Services ETF	(320,686)
1,193,518	1/6/2021	Morgan Stanley & Co. International plc	2.36%	Dow Jones U.S. Consumer ServicesSM Index	13,681
1,632,256					(307,005)	87,072	219,933	—
2,341,741	1/6/2021	Societe Generale	2.16%	Dow Jones U.S. Consumer ServicesSM Index	39,462	—	—	39,462
2,033,737	11/8/2021	UBS AG	2.11%	Dow Jones U.S. Consumer ServicesSM Index	32,757	—	—	32,757
29,709,577					97,876
				Total Unrealized Appreciation	418,562
				Total Unrealized Depreciation	(320,686)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA CONSUMER SERVICES UCC :: 43

Investments	Shares	Value
Common Stocks (a) — 78.4%
Aerospace & Defense — 9.7%
Boeing Co. (The)	68,488	$25,078,936
United Technologies Corp.	68,487	10,159,361
		35,238,297
Banks — 2.5%
JPMorgan Chase & Co.	68,485	9,023,584
Beverages — 1.0%
Coca-Cola Co. (The)	68,483	3,656,992
Capital Markets — 4.2%
Goldman Sachs Group, Inc. (The)	68,488	15,159,819
Chemicals — 1.0%
Dow, Inc.	68,481	3,654,831
Communications Equipment — 0.9%
Cisco Systems, Inc.	68,481	3,102,874
Consumer Finance — 2.3%
American Express Co.	68,486	8,226,538
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	68,482	4,125,356
Entertainment — 2.9%
Walt Disney Co. (The)	68,487	10,381,259
Food & Staples Retailing — 3.4%
Walgreens Boots Alliance, Inc.	68,482	4,081,527
Walmart, Inc.	68,485	8,155,879
		12,237,406
Health Care Providers & Services — 5.3%
UnitedHealth Group, Inc.	68,488	19,167,736
Hotels, Restaurants & Leisure — 3.7%
McDonald's Corp.	68,488	13,319,546
Household Products — 2.3%
Procter & Gamble Co. (The)	68,485	8,359,279
Industrial Conglomerates — 3.2%
3M Co.	68,488	11,627,208
Insurance — 2.6%
Travelers Cos., Inc. (The)	68,487	9,363,543
Investments	Shares	Value
Common Stocks (a) (continued)
IT Services — 6.0%
International Business Machines Corp.	68,488	$9,208,211
Visa, Inc., Class A	68,488	12,636,721
		21,844,932
Machinery — 2.7%
Caterpillar, Inc.	68,485	9,911,834
Oil, Gas & Consumable Fuels — 3.5%
Chevron Corp.	68,486	8,021,765
Exxon Mobil Corp.	68,483	4,665,747
		12,687,512
Pharmaceuticals — 5.0%
Johnson & Johnson	68,488	9,416,415
Merck & Co., Inc.	68,483	5,970,348
Pfizer, Inc.	68,482	2,637,927
		18,024,690
Semiconductors & Semiconductor Equipment — 1.1%
Intel Corp.	68,479	3,975,206
Software — 2.9%
Microsoft Corp.	68,487	10,367,562
Specialty Retail — 4.2%
Home Depot, Inc. (The)	68,488	15,102,289
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	68,488	18,303,418
Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B	68,483	6,402,476
Total Common Stocks (Cost $262,883,626)		283,264,187
	Principal Amount
Short-Term Investments — 18.4%
Repurchase Agreements (b) — 18.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $66,715,791 (Cost $66,706,951)	$66,706,951	66,706,951
Total Investments — 96.8% (Cost $329,590,577)		349,971,138
Other assets less liabilities — 3.2%		11,632,666
Net Assets — 100.0%		$361,603,804

See accompanying notes to the financial statements.

44 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $34,263,873.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,732,934
Aggregate gross unrealized depreciation	(6,493,659)
Net unrealized appreciation	$29,239,275
Federal income tax cost	$329,591,176

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	73	12/20/2019	USD	$10,240,805	$269,897

Swap Agreements1

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
53,361,917	12/7/2020	Bank of America NA	2.09%	Dow Jones Industrial AverageSM	1,182,218	(1,182,218)	—	—
11,697,438	11/6/2020	BNP Paribas SA	2.31%	Dow Jones Industrial AverageSM	714,495	(549,754)	—	164,741
116,693,866	1/20/2021	Citibank NA	2.11%	Dow Jones Industrial AverageSM	2,582,824	—	(2,582,824)	—
20,673,889	11/8/2021	Credit Suisse International	2.01%	Dow Jones Industrial AverageSM	397,615	—	(397,615)	—
10,027,566	11/6/2020	Goldman Sachs International	2.09%	Dow Jones Industrial AverageSM	(1,423,087)
52,682,711	11/8/2021	Goldman Sachs International	1.94%	SPDR® Dow Jones Industrial AverageSM ETF Trust	269,928
62,710,277					(1,153,159)	974,878	178,281	—
56,029,501	1/6/2021	Morgan Stanley & Co. International plc	2.14%	SPDR® Dow Jones Industrial AverageSM ETF Trust	1,246,725	(1,246,725)	—	—
68,697,903	1/6/2021	Societe Generale	2.11%	Dow Jones Industrial AverageSM	1,614,535	(1,614,535)	—	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA DOW30SM DDM :: 45

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
39,828,149	11/6/2020	UBS AG	2.26%	Dow Jones Industrial AverageSM	2,004,163	(2,001,953)	(2,210)	—
429,692,940					8,589,416
				Total Unrealized Appreciation	10,012,503
				Total Unrealized Depreciation	(1,423,087)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

46 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 78.0%
Aflac, Inc. (Insurance)	0.5%	82,186	$4,507,080
Allstate Corp. (The) (Insurance)	0.5%	36,543	4,069,063
American Express Co. (Consumer Finance)	1.1%	75,516	9,070,982
American International Group, Inc. (Insurance)	0.6%	96,559	5,084,797
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	1.3%	49,137	10,516,792
Aon plc (Insurance)	0.6%	26,182	5,330,917
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	15,502	3,323,784
Bank of America Corp. (Banks)	3.8%	930,221	30,994,964
Bank of New York Mellon Corp. (The) (Capital Markets)	0.6%	95,217	4,662,776
BB&T Corp. (Banks)	0.6%	85,041	4,653,443
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	5.8%	217,654	47,949,176
BlackRock, Inc. (Capital Markets)	0.8%	13,048	6,457,586
Blackstone Group, Inc. (The), Class A (Capital Markets)	0.5%	73,413	3,980,453
Capital One Financial Corp. (Consumer Finance)	0.6%	52,208	5,221,322
Charles Schwab Corp. (The) (Capital Markets)	0.8%	129,130	6,391,935
Chubb Ltd. (Insurance)	0.9%	50,586	7,662,767
Citigroup, Inc. (Banks)	2.3%	250,789	18,839,270
CME Group, Inc. (Capital Markets)	1.0%	39,746	8,057,706
Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	0.8%	46,149	6,168,275
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	23,127	2,797,211
Discover Financial Services (Consumer Finance)	0.4%	35,326	2,998,117
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	0.6%	9,417	5,338,027
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Equity Residential (Equity Real Estate Investment Trusts (REITs))	0.4%	38,691	$3,292,604
Goldman Sachs Group, Inc. (The) (Capital Markets)	1.0%	35,936	7,954,434
Intercontinental Exchange, Inc. (Capital Markets)	0.7%	62,210	5,858,316
JPMorgan Chase & Co. (Banks)	5.7%	354,851	46,755,168
Marsh & McLennan Cos., Inc. (Insurance)	0.7%	56,190	6,072,453
Mastercard, Inc., Class A (IT Services)	3.5%	99,098	28,959,409
MetLife, Inc. (Insurance)	0.5%	88,350	4,409,549
Moody's Corp. (Capital Markets)	0.5%	18,064	4,094,567
Morgan Stanley (Capital Markets)	0.8%	139,428	6,898,897
Northern Trust Corp. (Capital Markets)	0.3%	23,853	2,557,996
PNC Financial Services Group, Inc. (The) (Banks)	0.9%	49,422	7,571,945
Progressive Corp. (The) (Insurance)	0.6%	64,896	4,740,653
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	0.8%	70,059	6,413,902
Prudential Financial, Inc. (Insurance)	0.5%	44,618	4,177,137
Public Storage (Equity Real Estate Investment Trusts (REITs))	0.4%	16,665	3,510,982
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	0.3%	35,325	2,706,955
S&P Global, Inc. (Capital Markets)	0.9%	27,340	7,235,531
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	0.4%	12,551	2,967,935
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	0.6%	34,189	5,169,719
State Street Corp. (Capital Markets)	0.4%	41,358	3,105,986
SunTrust Banks, Inc. (Banks)	0.4%	49,281	3,491,066

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA FINANCIALS UYG :: 47

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
T. Rowe Price Group, Inc. (Capital Markets)	0.4%	26,150	$3,231,094
Travelers Cos., Inc. (The) (Insurance)	0.5%	28,904	3,951,755
US Bancorp (Banks)	1.2%	159,174	9,555,215
Visa, Inc., Class A (IT Services)	4.3%	191,696	35,369,829
Wells Fargo & Co. (Banks)	2.9%	445,061	24,238,022
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	0.5%	44,978	3,803,790
Willis Towers Watson plc (Insurance)	0.3%	14,314	2,811,842
Other Common Stocks (b)	22.8%	4,771,840	188,023,190
Total Common Stocks (Cost $479,273,791)			643,006,384
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $123,766)	0.0%	123,766	123,766
		Principal Amount
Short-Term Investments — 17.4%
Repurchase Agreements (e) — 17.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $142,918,195 (Cost $142,899,256)		$142,899,256	142,899,256
Total Investments — 95.4% (Cost $622,296,813)			786,029,406
Other assets less liabilities — 4.6%			37,594,326
Net Assets — 100.0%			$823,623,732

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $215,781,355.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $347,989, collateralized in the form of cash with a value of $123,766 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $243,369 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.75%, and maturity dates ranging from December 5, 2019 - May 15, 2049; a total value of $367,135.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $123,766.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$215,163,520
Aggregate gross unrealized depreciation	(17,978,896)
Net unrealized appreciation	$197,184,624
Federal income tax cost	$623,433,806

See accompanying notes to the financial statements.

48 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Financials had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
72,607,842	12/7/2020	Bank of America NA	2.26%	iShares® U.S. Financials ETF	1,365,832
78,713,565	11/6/2020	Bank of America NA	2.31%	Dow Jones U.S. FinancialsSM Index[6]	9,845,113
151,321,407					11,210,945	(11,210,945)	—	—
145,003,905	2/8/2021	BNP Paribas SA	2.31%	Dow Jones U.S. FinancialsSM Index[6]	10,422,596	(10,422,596)	—	—
182,742,863	11/6/2020	Citibank NA	2.29%	Dow Jones U.S. FinancialsSM Index[6]	3,311,684	—	(3,311,684)	—
13,476,282	12/7/2020	Credit Suisse International	2.06%	Dow Jones U.S. FinancialsSM Index[6]	121,798	—	—	121,798
65,094,957	12/7/2020	Goldman Sachs International	2.09%	Dow Jones U.S. FinancialsSM Index[6]	1,213,002
124,561,884	12/7/2020	Goldman Sachs International	2.09%	iShares® U.S. Financials ETF	2,114,047
189,656,841					3,327,049	(3,327,049)	—	—
2,080,868	1/6/2021	Morgan Stanley & Co. International plc	2.36%	Dow Jones U.S. FinancialsSM Index[6]	38,506
4,490,407	12/7/2020	Morgan Stanley & Co. International plc	1.96%	iShares® U.S. Financials ETF	363,835
6,571,275					402,341	(329,000)	—	73,341
135,805,719	1/6/2021	Societe Generale	2.41%	Dow Jones U.S. FinancialsSM Index[6]	2,415,607	(2,415,607)	—	—
179,864,128	11/8/2021	UBS AG	2.41%	Dow Jones U.S. FinancialsSM Index[6]	3,377,004	(3,377,004)	—	—
1,004,442,420					34,589,024
				Total Unrealized Appreciation	34,589,024

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA FINANCIALS UYG :: 49

Ultra Financials invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Banks	22.2%
Capital Markets	11.3%
Consumer Finance	2.9%
Diversified Financial Services	6.1%
Equity Real Estate Investment Trusts (REITs)	15.3%
Insurance	10.6%
IT Services	7.8%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Professional Services	0.3%
Real Estate Management & Development	0.4%
Thrifts & Mortgage Finance	0.4%
Other[1]	22.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

50 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 67.3%
Repurchase Agreements (a) — 67.3%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $20,356,731 (Cost $20,354,033)	$20,354,033	$20,354,033
Total Investments — 67.3% (Cost $20,354,033)		20,354,033
Other assets less liabilities — 32.7%		9,901,180
Net Assets — 100.0%		$30,255,213

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$948,954
Aggregate gross unrealized depreciation	(4,726,882)
Net unrealized depreciation	$(3,777,928)
Federal income tax cost	$20,354,033

Swap Agreements1,6

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,740,538	11/6/2020	Bank of America NA	1.96%	iShares® China Large-Cap ETF	(887,758)	—	887,758	—
13,062,418	11/9/2021	Citibank NA	0.84%	iShares® China Large-Cap ETF	(566,419)	—	566,419	—
145,742	11/9/2021	Credit Suisse International	1.51%	iShares® China Large-Cap ETF	(38,765)	—	38,765	—
19,382,004	11/6/2020	Goldman Sachs International	0.09%	iShares® China Large-Cap ETF	(577,679)	—	577,679	—
88,131	11/6/2020	Morgan Stanley & Co. International plc	1.61%	iShares® China Large-Cap ETF	(2,198,687)	—	2,134,202	(64,485)
14,649,225	11/6/2020	Societe Generale	1.26%	iShares® China Large-Cap ETF	948,954	(948,954)	—	—
11,416,441	11/9/2021	UBS AG	0.76%	iShares® China Large-Cap ETF	(457,574)	—	457,574	—
60,484,499					(3,777,928)
				Total Unrealized Appreciation	948,954
				Total Unrealized Depreciation	(4,726,882)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA FTSE CHINA 50 XPP :: 51

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

52 :: XPP ULTRA FTSE CHINA 50 :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 71.2%
Repurchase Agreements (a) — 71.2%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $3,638,902 (Cost $3,638,420)	$3,638,420	$3,638,420
Total Investments — 71.2% (Cost $3,638,420)		3,638,420
Other assets less liabilities — 28.8%		1,473,892
Net Assets — 100.0%		$5,112,312

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$227,519
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$227,519
Federal income tax cost	$3,638,420

Swap Agreements1,6

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
23,377	1/8/2021	Bank of America NA	2.06%	Vanguard® FTSE Europe ETF Shares	2,798	—	—	2,798
27,207	11/9/2021	Citibank NA	1.79%	Vanguard® FTSE Europe ETF Shares	6,034	—	—	6,034
1,169,909	11/9/2021	Credit Suisse International	1.56%	Vanguard® FTSE Europe ETF Shares	2,268	—	—	2,268
1,532,051	1/8/2021	Goldman Sachs International	1.39%	Vanguard® FTSE Europe ETF Shares	26,383	—	—	26,383
960,623	11/9/2021	Morgan Stanley & Co. International plc	2.01%	Vanguard® FTSE Europe ETF Shares	1,563	(5)	—	1,558
2,071,931	11/9/2021	Societe Generale	1.76%	Vanguard® FTSE Europe ETF Shares	3,729	—	—	3,729
4,441,539	11/6/2020	UBS AG	1.76%	Vanguard® FTSE Europe ETF Shares	184,744	—	—	184,744
10,226,637					227,519
				Total Unrealized Appreciation	227,519

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA FTSE EUROPE UPV :: 53

Investments	Shares	Value
Common Stocks (a) — 78.5%
Biotechnology — 13.5%
AbbVie, Inc.	33,058	$2,900,178
ACADIA Pharmaceuticals, Inc.*	2,514	113,859
Agios Pharmaceuticals, Inc.*	1,156	44,968
Alexion Pharmaceuticals, Inc.*	5,014	571,295
Alkermes plc*	3,513	73,843
Allogene Therapeutics, Inc.*	1,143	32,210
Alnylam Pharmaceuticals, Inc.*	2,487	291,327
Amgen, Inc.	13,409	3,147,361
Biogen, Inc.*	4,124	1,236,416
BioMarin Pharmaceutical, Inc.*	4,013	323,889
Bluebird Bio, Inc.*	1,236	100,042
Blueprint Medicines Corp.*	1,098	90,080
Exact Sciences Corp.*	3,107	251,698
Exelixis, Inc.*	6,773	112,635
FibroGen, Inc.*	1,749	74,105
Gilead Sciences, Inc.	28,318	1,904,102
Immunomedics, Inc.*	3,820	71,740
Incyte Corp.*	3,991	375,793
Intercept Pharmaceuticals, Inc.*	563	61,012
Ionis Pharmaceuticals, Inc.*	2,859	182,862
Medicines Co. (The)*	1,650	138,930
Moderna, Inc.*(b)	4,577	93,188
Myriad Genetics, Inc.*	1,652	42,523
Neurocrine Biosciences, Inc.*	2,048	238,817
Portola Pharmaceuticals, Inc.*	1,571	44,852
Regeneron Pharmaceuticals, Inc.*	1,787	659,403
Repligen Corp.*	1,037	92,034
Sage Therapeutics, Inc.*(b)	1,155	178,759
Sarepta Therapeutics, Inc.*	1,579	177,622
Seattle Genetics, Inc.*	2,530	304,486
Ultragenyx Pharmaceutical, Inc.*	1,213	48,095
United Therapeutics Corp.*	980	90,415
Vertex Pharmaceuticals, Inc.*	5,747	1,274,397
		15,342,936
Health Care Equipment & Supplies — 20.3%
Abbott Laboratories	39,518	3,376,813
ABIOMED, Inc.*	1,015	199,123
Align Technology, Inc.*	1,625	450,678
Avanos Medical, Inc.*	1,067	36,982
Baxter International, Inc.	11,416	935,770
Becton Dickinson and Co.	6,036	1,560,306
Boston Scientific Corp.*	31,146	1,347,064
Cantel Medical Corp.	822	63,212
Cooper Cos., Inc. (The)	1,108	346,904
Danaher Corp.	14,276	2,084,010
DENTSPLY SIRONA, Inc.	5,013	283,435
DexCom, Inc.*	2,039	463,485
Edwards Lifesciences Corp.*	4,650	1,138,971
Globus Medical, Inc., Class A*	1,714	95,898
Investments	Shares	Value
Common Stocks (a) (continued)
Haemonetics Corp.*	1,135	$136,881
Hill-Rom Holdings, Inc.	1,494	160,172
Hologic, Inc.*	5,977	306,740
ICU Medical, Inc.*	430	80,616
IDEXX Laboratories, Inc.*	1,925	484,292
Insulet Corp.*	1,348	250,324
Integra LifeSciences Holdings Corp.*	1,587	96,791
Intuitive Surgical, Inc.*	2,577	1,527,903
LivaNova plc*	1,082	90,628
Masimo Corp.*	1,097	170,112
Medtronic plc	29,999	3,341,589
Neogen Corp.*	1,171	77,953
NuVasive, Inc.*	1,164	84,087
Penumbra, Inc.*	716	126,675
ResMed, Inc.	3,212	480,515
STERIS plc	1,894	286,259
Stryker Corp.	7,175	1,469,871
Teleflex, Inc.	1,034	365,354
Varian Medical Systems, Inc.*	2,036	272,274
West Pharmaceutical Services, Inc.	1,649	242,452
Zimmer Biomet Holdings, Inc.	4,591	666,980
		23,101,119
Health Care Providers & Services — 15.1%
Acadia Healthcare Co., Inc.*	1,979	63,645
Amedisys, Inc.*	719	117,168
Anthem, Inc.	5,720	1,651,135
Centene Corp.*	9,248	559,227
Chemed Corp.	356	153,087
Cigna Corp.	8,443	1,687,925
Covetrus, Inc.*	2,178	31,167
CVS Health Corp.	29,079	2,188,776
DaVita, Inc.*	2,030	145,693
Encompass Health Corp.	2,206	155,986
Guardant Health, Inc.*	894	69,437
HCA Healthcare, Inc.	5,947	824,611
HealthEquity, Inc.*	1,579	99,303
Henry Schein, Inc.*	3,315	228,403
Humana, Inc.	3,021	1,030,856
Laboratory Corp. of America Holdings*	2,185	376,454
McKesson Corp.	4,134	597,942
MEDNAX, Inc.*	1,883	49,184
Molina Healthcare, Inc.*	1,402	189,971
Premier, Inc., Class A*	1,415	50,289
Quest Diagnostics, Inc.	3,011	320,822
Tenet Healthcare Corp.*	2,313	74,479
UnitedHealth Group, Inc.	21,191	5,930,725
Universal Health Services, Inc., Class B	1,816	253,314
WellCare Health Plans, Inc.*	1,125	362,329
		17,211,928

See accompanying notes to the financial statements.

54 :: RXL ULTRA HEALTH CARE :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Health Care Technology — 0.1%
Teladoc Health, Inc.*(b)	1,611	$134,905
Life Sciences Tools & Services — 5.9%
Agilent Technologies, Inc.	6,920	558,928
Avantor, Inc.*	4,961	84,982
Bio-Rad Laboratories, Inc., Class A*	481	177,672
Bio-Techne Corp.	851	185,731
Bruker Corp.	2,282	116,816
Charles River Laboratories International, Inc.*	1,091	158,468
Illumina, Inc.*	3,287	1,054,338
IQVIA Holdings, Inc.*	4,074	594,723
Mettler-Toledo International, Inc.*	550	395,675
PRA Health Sciences, Inc.*	1,404	152,769
Syneos Health, Inc.*	1,388	76,215
Thermo Fisher Scientific, Inc.	8,955	2,811,422
Waters Corp.*	1,493	331,550
		6,699,289
Pharmaceuticals — 23.6%
Allergan plc	7,335	1,356,535
Bristol-Myers Squibb Co.	52,441	2,985,991
Catalent, Inc.*	3,265	169,747
Elanco Animal Health, Inc.*	8,340	231,101
Eli Lilly & Co.	18,996	2,229,181
Horizon Therapeutics plc*	4,169	136,660
Jazz Pharmaceuticals plc*	1,266	191,318
Johnson & Johnson	59,011	8,113,422
Merck & Co., Inc.	57,249	4,990,968
Mylan NV*	11,535	216,627
Nektar Therapeutics*	3,919	79,516
Perrigo Co. plc	3,042	155,842
Pfizer, Inc.	123,673	4,763,884
Zoetis, Inc.	10,678	1,286,913
		26,907,705
Total Common Stocks (Cost $91,478,430)		89,397,882
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $134,211)	134,211	134,211
Investments	Principal Amount	Value
Short-Term Investments — 14.3%
Repurchase Agreements (d) — 14.3%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $16,246,820 (Cost $16,244,668)	$16,244,668	$16,244,668
Total Investments — 92.9% (Cost $107,857,309)		105,776,761
Other assets less liabilities — 7.1%		8,030,988
Net Assets — 100.0%		$113,807,749

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $28,214,699.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $216,782, collateralized in the form of cash with a value of $134,436 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $93,011 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.75%, and maturity dates ranging from December 5, 2019 - May 15, 2049; a total value of $227,447.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $134,211.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,068,370
Aggregate gross unrealized depreciation	(7,263,666)
Net unrealized appreciation	$4,804,704
Federal income tax cost	$108,004,392

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA HEALTH CARE RXL :: 55

Swap Agreements1

Ultra Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
3,302,662	1/13/2020	Bank of America NA	2.16%	Dow Jones U.S. Health CareSM Index[6]	272,602
7,744,966	12/7/2020	Bank of America NA	1.91%	iShares® U.S. Healthcare ETF	75,034
11,047,628					347,636	(280,954)	—	66,682
1,926,650	11/6/2020	Citibank NA	1.89%	Dow Jones U.S. Health CareSM Index[6]	108,348	—	—	108,348
616,571	11/8/2021	Credit Suisse International	2.06%	Dow Jones U.S. Health CareSM Index[6]	26,266	—	—	26,266
11,281,477	11/6/2020	Goldman Sachs International	1.62%	iShares® U.S. Healthcare ETF	865,097
40,351,718	12/7/2020	Goldman Sachs International	2.09%	Dow Jones U.S. Health CareSM Index[6]	1,719,896
51,633,195					2,584,993	(2,584,993)	—	—
378,277	1/6/2021	Morgan Stanley & Co. International plc	2.46%	Dow Jones U.S. Health CareSM Index[6]	16,057
9,980,003	11/6/2020	Morgan Stanley & Co. International plc	2.01%	iShares® U.S. Healthcare ETF	977,834
10,358,280					993,891	(993,891)	—	—
29,348,550	1/6/2021	Societe Generale	2.41%	Dow Jones U.S. Health CareSM Index[6]	1,640,666	(1,570,192)	(70,474)	—
33,258,667	11/13/2020	UBS AG	2.11%	Dow Jones U.S. Health CareSM Index[6]	1,330,535	(1,307,470)	—	23,065
138,189,541					7,032,335
				Total Unrealized Appreciation	7,032,335

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

56 :: RXL ULTRA HEALTH CARE :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Exchange Traded Funds — 37.9%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $2,020,850)	23,395	$2,033,961
	Principal Amount
Short-Term Investments — 47.4%
Repurchase Agreements (a) — 47.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $2,547,874 (Cost $2,547,536)	$2,547,536	2,547,536
Total Investments — 85.3% (Cost $4,568,386)		4,581,497
Other assets less liabilities — 14.7%		786,304
Net Assets — 100.0%		$5,367,801

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,967
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$77,967
Federal income tax cost	$4,568,386

Swap Agreements1,6

Ultra High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
4,546,931	11/8/2021	Citibank NA	1.51%	iShares® iBoxx $ High Yield Corporate Bond ETF	1,773	—	—	1,773
2,647,422	11/8/2021	Credit Suisse International	0.00%	iShares® iBoxx $ High Yield Corporate Bond ETF	3,950	—	—	3,950
1,541,785	12/6/2019	Goldman Sachs International	1.34%	iShares® iBoxx $ High Yield Corporate Bond ETF	59,133	—	—	59,133
8,736,138					64,856
				Total Unrealized Appreciation	64,856

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA HIGH YIELD UJB :: 57

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 73.7%
3M Co. (Industrial Conglomerates)	1.9%	2,425	$411,692
Accenture plc, Class A (IT Services)	2.5%	2,685	540,115
AMETEK, Inc. (Electrical Equipment)	0.4%	962	95,248
Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.6%	1,254	130,416
Automatic Data Processing, Inc. (IT Services)	1.4%	1,829	312,357
Ball Corp. (Containers & Packaging)	0.4%	1,399	92,418
Boeing Co. (The) (Aerospace & Defense)	3.8%	2,254	825,370
Caterpillar, Inc. (Machinery)	1.6%	2,371	343,155
Cintas Corp. (Commercial Services & Supplies)	0.4%	350	89,971
Corning, Inc. (Electronic Equipment, Instruments & Components)	0.4%	3,291	95,571
CSX Corp. (Road & Rail)	1.1%	3,364	240,661
Cummins, Inc. (Machinery)	0.6%	665	121,602
Deere & Co. (Machinery)	1.0%	1,327	223,002
Eaton Corp. plc (Electrical Equipment)	0.8%	1,770	163,725
Emerson Electric Co. (Electrical Equipment)	0.9%	2,592	191,445
Fastenal Co. (Trading Companies & Distributors)	0.4%	2,417	85,852
FedEx Corp. (Air Freight & Logistics)	0.7%	1,012	161,971
Fidelity National Information Services, Inc. (IT Services)	1.6%	2,585	357,118
Fiserv, Inc.* (IT Services)	1.3%	2,406	279,673
FleetCor Technologies, Inc.* (IT Services)	0.5%	365	112,026
Fortive Corp. (Machinery)	0.4%	1,244	89,780
General Dynamics Corp. (Aerospace & Defense)	0.8%	986	179,196
General Electric Co. (Industrial Conglomerates)	1.9%	36,782	414,533
Global Payments, Inc. (IT Services)	1.1%	1,262	228,548
Honeywell International, Inc. (Industrial Conglomerates)	2.5%	3,032	541,364
Illinois Tool Works, Inc. (Machinery)	1.0%	1,241	216,344
Ingersoll-Rand plc (Machinery)	0.6%	1,018	133,470
Johnson Controls International plc (Building Products)	0.7%	3,354	143,652
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	0.4%	790	84,554
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
L3Harris Technologies, Inc. (Aerospace & Defense)	0.9%	941	$189,226
Lockheed Martin Corp. (Aerospace & Defense)	1.9%	1,047	409,408
Norfolk Southern Corp. (Road & Rail)	1.0%	1,110	214,785
Northrop Grumman Corp. (Aerospace & Defense)	1.1%	663	233,223
PACCAR, Inc. (Machinery)	0.6%	1,460	118,800
Parker-Hannifin Corp. (Machinery)	0.5%	541	107,545
Paychex, Inc. (IT Services)	0.5%	1,348	116,090
PayPal Holdings, Inc.* (IT Services)	2.5%	4,959	535,622
Raytheon Co. (Aerospace & Defense)	1.2%	1,174	255,251
Rockwell Automation, Inc. (Electrical Equipment)	0.4%	493	96,549
Roper Technologies, Inc. (Industrial Conglomerates)	0.7%	438	157,842
Sherwin-Williams Co. (The) (Chemicals)	0.9%	346	201,763
Square, Inc., Class A* (IT Services)	0.5%	1,444	99,809
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.6%	1,416	131,277
TransDigm Group, Inc. (Aerospace & Defense)	0.6%	209	118,524
Union Pacific Corp. (Road & Rail)	2.4%	2,969	522,514
United Parcel Service, Inc., Class B (Air Freight & Logistics)	1.6%	2,944	352,485
United Technologies Corp. (Aerospace & Defense)	2.3%	3,419	507,174
Verisk Analytics, Inc. (Professional Services)	0.5%	689	101,614
Vulcan Materials Co. (Construction Materials)	0.4%	558	79,164
Waste Management, Inc. (Commercial Services & Supplies)	0.9%	1,645	185,737
Other Common Stocks (b)	20.0%	72,199	4,352,720
Total Common Stocks (Cost $16,309,095)			15,991,951
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $3,832)	0.0%	3,832	3,832

See accompanying notes to the financial statements.

58 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Principal Amount	Value
Short-Term Investments — 22.5%
Repurchase Agreements (e) — 22.5%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $4,898,467 (Cost $4,897,818)	$4,897,818	$4,897,818
Total Investments — 96.2% (Cost $21,210,745)		20,893,601
Other assets less liabilities — 3.8%		826,505
Net Assets — 100.0%		$21,720,106

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,309,390.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $3,631, collateralized in the form of cash with a value of $3,832 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $3,832.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,695,772
Aggregate gross unrealized depreciation	(1,662,215)
Net unrealized appreciation	$33,557
Federal income tax cost	$21,220,428

Swap Agreements1

Ultra Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
5,510,857	1/6/2021	Bank of America NA	1.76%	iShares® U.S. Industrials ETF	15,551
9,146,575	1/6/2021	Bank of America NA	2.06%	Dow Jones U.S. IndustrialsSM Index	23,771
14,657,432					39,322	—	—	39,322
744,131	1/20/2021	Citibank NA	1.89%	Dow Jones U.S. IndustrialsSM Index	12,990	—	—	12,990
147,529	11/8/2021	Credit Suisse International	2.06%	Dow Jones U.S. IndustrialsSM Index	1,753	—	—	1,753
708,464	12/7/2020	Goldman Sachs International	2.09%	Dow Jones U.S. IndustrialsSM Index	12,271	(4,230)	—	8,041
390,292	11/6/2020	Morgan Stanley & Co. International plc	2.26%	Dow Jones U.S. IndustrialsSM Index	18,613
1,052,484	11/6/2020	Morgan Stanley & Co. International plc	2.01%	iShares® U.S. Industrials ETF	43,647
1,442,776					62,260	—	—	62,260

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA INDUSTRIALS UXI :: 59

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
6,313,535	11/6/2020	Societe Generale	2.16%	Dow Jones U.S. IndustrialsSM Index	227,302	(227,302)	—	—
3,489,633	11/8/2021	UBS AG	2.11%	Dow Jones U.S. IndustrialsSM Index	4,486	—	—	4,486
27,503,500					360,384
				Total Unrealized Appreciation	360,384

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra Industrials invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Aerospace & Defense	14.4%
Air Freight & Logistics	3.0%
Building Products	2.0%
Chemicals	0.9%
Commercial Services & Supplies	2.2%
Construction & Engineering	0.8%
Construction Materials	0.8%
Containers & Packaging	2.6%
Electrical Equipment	3.3%
Electronic Equipment, Instruments & Components	3.7%
Industrial Conglomerates	7.2%
IT Services	13.6%
Life Sciences Tools & Services	0.2%
Machinery	9.8%
Marine	0.1%
Paper & Forest Products	0.1%
Professional Services	1.8%
Road & Rail	5.6%
Trading Companies & Distributors	1.6%
Transportation Infrastructure	0.0%*
Other[1]	26.3%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

60 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 81.1%
Alleghany Corp.* (Insurance)	0.5%	981	$765,219
American Financial Group, Inc. (Insurance)	0.4%	5,077	556,998
Aqua America, Inc. (Water Utilities)	0.4%	14,675	649,662
Bio-Rad Laboratories, Inc., Class A* (Life Sciences Tools & Services)	0.4%	1,462	540,034
Bio-Techne Corp. (Life Sciences Tools & Services)	0.4%	2,589	565,049
Brown & Brown, Inc. (Insurance)	0.4%	15,877	599,198
Cable One, Inc. (Media)	0.3%	341	523,435
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	0.5%	6,585	734,557
Carlisle Cos., Inc. (Industrial Conglomerates)	0.4%	3,850	600,523
Cognex Corp. (Electronic Equipment, Instruments & Components)	0.4%	11,606	582,389
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	0.4%	25,117	588,994
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	0.5%	2,804	825,217
FactSet Research Systems, Inc. (Capital Markets)	0.4%	2,602	675,609
Fair Isaac Corp.* (Software)	0.5%	1,965	722,629
Graco, Inc. (Machinery)	0.4%	11,344	548,029
Hubbell, Inc. (Electrical Equipment)	0.4%	3,700	543,974
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	0.4%	3,504	582,820
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.3%	6,318	525,910
Lennox International, Inc. (Building Products)	0.4%	2,397	613,273
Liberty Property Trust (Equity Real Estate Investment Trusts (REITs))	0.4%	10,730	661,183
Live Nation Entertainment, Inc.* (Entertainment)	0.4%	9,458	660,263
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.5%	33,752	700,691
Molina Healthcare, Inc.* (Health Care Providers & Services)	0.4%	4,265	577,908
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	11,673	650,653
Nordson Corp. (Machinery)	0.4%	3,480	577,088
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
OGE Energy Corp. (Electric Utilities)	0.4%	13,614	$572,605
Old Dominion Freight Line, Inc. (Road & Rail)	0.5%	4,353	833,991
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	14,728	619,018
Pool Corp. (Distributors)	0.4%	2,715	560,512
PTC, Inc.* (Software)	0.4%	7,050	540,030
Reinsurance Group of America, Inc. (Insurance)	0.5%	4,268	706,183
Reliance Steel & Aluminum Co. (Metals & Mining)	0.3%	4,533	534,803
RenaissanceRe Holdings Ltd. (Insurance)	0.4%	3,003	565,555
Royal Gold, Inc. (Metals & Mining)	0.3%	4,459	522,907
RPM International, Inc. (Chemicals)	0.4%	8,819	650,225
SEI Investments Co. (Capital Markets)	0.4%	8,628	556,765
Service Corp. International (Diversified Consumer Services)	0.4%	12,402	545,936
STERIS plc (Health Care Equipment & Supplies)	0.6%	5,759	870,415
Teledyne Technologies, Inc.* (Aerospace & Defense)	0.5%	2,474	846,083
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	11,558	723,415
Toro Co. (The) (Machinery)	0.4%	7,250	566,805
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	0.5%	17,124	694,036
Tyler Technologies, Inc.* (Software)	0.5%	2,624	761,406
UGI Corp. (Gas Utilities)	0.4%	14,211	618,889
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	0.4%	2,883	559,936
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	0.5%	5,016	737,502
WEX, Inc.* (IT Services)	0.4%	2,943	591,926
WR Berkley Corp. (Insurance)	0.4%	9,842	669,256
XPO Logistics, Inc.* (Air Freight & Logistics)	0.3%	6,269	518,384
Zebra Technologies Corp., Class A* (Electronic Equipment, Instruments & Components)	0.6%	3,680	923,459
Other Common Stocks(b)	60.0%	2,432,329	90,910,961
Total Common Stocks (Cost $121,424,371)			122,772,308

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 61

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.3%
Investment Companies — 0.3%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $476,607)	0.3%	476,607	$476,607
		Principal Amount
Short-Term Investments — 18.9%
Repurchase Agreements (d) — 18.9%

Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $28,697,076 (Cost $28,693,274)	$28,693,274	28,693,274
Total Investments — 100.3% (Cost $150,594,252)		151,942,189
Liabilities in excess of other assets — (0.3%)		(477,905)
Net Assets — 100.0%		$151,464,284

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $24,798,883.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $675,622, collateralized in the form of cash with a value of $476,607 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $243,216 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from December 5, 2019 - May 15, 2049; a total value of $719,823.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $476,607.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,965,182
Aggregate gross unrealized depreciation	(11,284,540)
Net unrealized appreciation	$(3,319,358)
Federal income tax cost	$155,257,418

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	17	12/20/2019	USD	$3,415,640	$74,927

Swap Agreements1

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
12,996,315	11/6/2020	Bank of America NA	2.16%	S&P MidCap 400®	1,045,455	(1,045,455)	—	—
11,886,825	11/6/2020	BNP Paribas SA	2.16%	S&P MidCap 400®	75,957	—	—	75,957
14,495,192	11/6/2020	Citibank NA	1.99%	S&P MidCap 400®	145,760	—	—	145,760
28,759,216	11/8/2021	Credit Suisse International	2.01%	S&P MidCap 400®	95,795	—	(95,795)	—

See accompanying notes to the financial statements.

62 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
20,495,489	12/7/2020	Goldman Sachs International	2.04%	S&P MidCap 400®	206,178
33,946,254	11/6/2020	Goldman Sachs International	1.79%	SPDR® S&P MidCap 400® ETF Trust	(2,069,035)
54,441,743					(1,862,857)	1,319,096	543,761	—
6,603,343	1/6/2021	Morgan Stanley & Co. International plc	2.26%	S&P MidCap 400®	65,480	(65,480)	—	—
25,729,920	1/6/2021	Societe Generale	2.06%	S&P MidCap 400®	300,486	(300,486)	—	—
21,793,489	11/6/2020	UBS AG	2.11%	S&P MidCap 400®	54,868	(54,868)	—	—
176,706,043					(79,056)
				Total Unrealized Appreciation	1,989,979
				Total Unrealized Depreciation	(2,069,035)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Aerospace & Defense	1.2%
Air Freight & Logistics	0.3%
Airlines	0.3%
Auto Components	0.9%
Automobiles	0.2%
Banks	5.7%
Beverages	0.2%
Biotechnology	0.7%
Building Products	1.0%
Capital Markets	2.0%
Chemicals	2.0%
Commercial Services & Supplies	1.6%
Communications Equipment	0.9%
Construction & Engineering	1.1%
Construction Materials	0.2%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 63

Consumer Finance	0.5%
Containers & Packaging	0.8%
Distributors	0.4%
Diversified Consumer Services	0.7%
Diversified Financial Services	0.2%
Electric Utilities	1.2%
Electrical Equipment	1.1%
Electronic Equipment, Instruments & Components	3.5%
Energy Equipment & Services	0.4%
Entertainment	0.7%
Equity Real Estate Investment Trusts (REITs)	8.7%
Food & Staples Retailing	0.5%
Food Products	1.4%
Gas Utilities	1.3%
Health Care Equipment & Supplies	3.4%
Health Care Providers & Services	1.9%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	3.4%
Household Durables	0.8%
Household Products	0.1%
Industrial Conglomerates	0.4%
Insurance	4.5%
Interactive Media & Services	0.1%
Internet & Direct Marketing Retail	0.4%
IT Services	2.0%
Leisure Products	0.7%
Life Sciences Tools & Services	1.5%
Machinery	3.5%
Marine	0.2%
Media	0.9%
Metals & Mining	1.6%
Multiline Retail	0.2%
Multi-Utilities	0.6%
Oil, Gas & Consumable Fuels	1.1%
Paper & Forest Products	0.3%
Personal Products	0.2%
Pharmaceuticals	0.6%
Professional Services	0.7%
Real Estate Management & Development	0.4%
Road & Rail	1.5%
Semiconductors & Semiconductor Equipment	3.0%
Software	3.1%
Specialty Retail	1.7%
Technology Hardware, Storage & Peripherals	0.2%
Textiles, Apparel & Luxury Goods	0.7%
Thrifts & Mortgage Finance	0.5%
Trading Companies & Distributors	0.6%
Water Utilities	0.4%
Wireless Telecommunication Services	0.1%
Other[1]	18.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

64 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 75.8%
Repurchase Agreements (a) — 75.8%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $4,916,181 (Cost $4,915,529)	$4,915,529	$4,915,529
Total Investments — 75.8% (Cost $4,915,529)		4,915,529
Other assets less liabilities — 24.2%		1,571,698
Net Assets — 100.0%		$6,487,227

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(470,442)
Net unrealized depreciation	$(470,442)
Federal income tax cost	$4,915,529

Swap Agreements1,6

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,958,087	1/8/2021	Bank of America NA	2.06%	iShares® MSCI Brazil Capped ETF	(89,127)	—	89,127	—
1,728,771	11/9/2021	Citibank NA	1.89%	iShares® MSCI Brazil Capped ETF	(84,749)	—	84,749	—
4,639,385	11/6/2020	Credit Suisse International	1.26%	iShares® MSCI Brazil Capped ETF	(115,168)	—	115,168	—
107,438	11/9/2021	Morgan Stanley & Co. International plc	2.01%	iShares® MSCI Brazil Capped ETF	(4,887)	—	4,887	—
2,582,847	11/9/2021	Societe Generale	2.01%	iShares® MSCI Brazil Capped ETF	(139,528)	—	40,000	(99,528)
1,954,457	12/7/2020	UBS AG	1.76%	iShares® MSCI Brazil Capped ETF	(36,983)	—	36,983	—
12,970,985					(470,442)
				Total Unrealized Depreciation	(470,442)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA MSCI BRAZIL CAPPED UBR :: 65

Investments	Principal Amount	Value
Short-Term Investments — 67.4%
Repurchase Agreements (a) — 67.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $4,770,677 (Cost $4,770,045)	$4,770,045	$4,770,045
Total Investments — 67.4% (Cost $4,770,045)		4,770,045
Other assets less liabilities — 32.6%		2,306,077
Net Assets — 100.0%		$7,076,122

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,044
Aggregate gross unrealized depreciation	(35,294)
Net unrealized depreciation	$(30,250)
Federal income tax cost	$4,770,045

Swap Agreements1,6

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
32,944	1/8/2021	Bank of America NA	2.06%	iShares® MSCI EAFE ETF	3,085	—	—	3,085
1,301,948	11/9/2021	Citibank NA	1.99%	iShares® MSCI EAFE ETF	(2,375)	—	2,375	—
8,888,708	11/9/2021	Credit Suisse International	1.46%	iShares® MSCI EAFE ETF	(25,029)	—	25,029	—
1,090,113	11/9/2021	Goldman Sachs International	2.14%	iShares® MSCI EAFE ETF	(2,102)	—	2,102	—
558,148	11/9/2021	Morgan Stanley & Co. International plc	2.16%	iShares® MSCI EAFE ETF	(1,080)	—	—	(1,080)
28,562	11/9/2021	Societe Generale	2.46%	iShares® MSCI EAFE ETF	1,959	—	—	1,959
2,252,821	11/9/2021	UBS AG	1.96%	iShares® MSCI EAFE ETF	(4,708)	—	4,708	—
14,153,244					(30,250)
				Total Unrealized Appreciation	5,044
				Total Unrealized Depreciation	(35,294)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

66 :: EFO ULTRA MSCI EAFE :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 76.9%
Repurchase Agreements (a) — 76.9%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $18,798,436 (Cost $18,795,946)	$18,795,946	$18,795,946
Total Investments — 76.9% (Cost $18,795,946)		18,795,946
Other assets less liabilities — 23.1%		5,652,224
Net Assets — 100.0%		$24,448,170

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$366,431
Aggregate gross unrealized depreciation	(421,597)
Net unrealized depreciation	$(55,166)
Federal income tax cost	$18,795,946

Swap Agreements1,6

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,364,624	11/6/2020	Bank of America NA	2.01%	iShares® MSCI Emerging Markets ETF	36,928	—	—	36,928
1,243,317	11/9/2021	Citibank NA	1.74%	iShares® MSCI Emerging Markets ETF	(64,134)	—	64,134	—
185,154	11/9/2021	Credit Suisse International	1.56%	iShares® MSCI Emerging Markets ETF	(34,012)	—	34,012	—
9,299,286	11/6/2020	Goldman Sachs International	1.49%	iShares® MSCI Emerging Markets ETF	(234,934)	—	234,934	—
97,554	11/9/2021	Morgan Stanley & Co. International plc	1.91%	iShares® MSCI Emerging Markets ETF	(34,682)	—	34,682	—
20,687,987	11/6/2020	Societe Generale	1.41%	iShares® MSCI Emerging Markets ETF	329,503	(329,503)	—	—
16,037,971	12/6/2019	UBS AG	1.56%	iShares® MSCI Emerging Markets ETF	(53,835)	—	53,836	1
48,915,893					(55,166)
				Total Unrealized Appreciation	366,431
				Total Unrealized Depreciation	(421,597)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA MSCI EMERGING MARKETS EET :: 67

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

68 :: EET ULTRA MSCI EMERGING MARKETS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 33.5%
Repurchase Agreements (a) — 33.5%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $1,896,975 (Cost $1,896,724)	$1,896,724	$1,896,724
Total Investments — 33.5% (Cost $1,896,724)		1,896,724
Other assets less liabilities — 66.5%		3,758,728
Net Assets — 100.0%		$5,655,452

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,801,784
Aggregate gross unrealized depreciation	(3,533)
Net unrealized appreciation	$1,798,251
Federal income tax cost	$1,896,724

Swap Agreements1,6

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
102,871	11/6/2020	Bank of America NA	2.11%	iShares® MSCI Japan ETF	73,945	—	(1)	73,944
674,729	11/9/2021	Citibank NA	2.09%	iShares® MSCI Japan ETF	(3,533)	—	3,533	—
7,330,849	1/8/2021	Credit Suisse International	1.96%	iShares® MSCI Japan ETF	279,611	—	(270,000)	9,611
1,408,147	11/6/2020	Goldman Sachs International	2.04%	iShares® MSCI Japan ETF	565,843	(446,054)	—	119,789
73,885	11/6/2020	Morgan Stanley & Co. International plc	2.26%	iShares® MSCI Japan ETF	2,519	—	—	2,519
948,568	11/6/2020	Societe Generale	2.16%	iShares® MSCI Japan ETF	644,396	(560,532)	—	83,864
761,553	1/8/2021	UBS AG	1.76%	iShares® MSCI Japan ETF	235,470	—	—	235,470
11,300,602					1,798,251
				Total Unrealized Appreciation	1,801,784
				Total Unrealized Depreciation	(3,533)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA MSCI JAPAN EZJ :: 69

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 76.9%
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	0.7%	30,217	$1,368,528
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2.7%	46,893	5,342,988
Alkermes plc* (Biotechnology)	0.4%	32,860	690,717
Allakos, Inc.*(b) (Biotechnology)	0.5%	10,123	961,685
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1.4%	23,257	2,724,325
Amarin Corp. plc, ADR* (Biotechnology)	0.7%	68,655	1,460,292
Amgen, Inc. (Biotechnology)	6.5%	55,645	13,060,994
Argenx SE, ADR* (Biotechnology)	0.3%	4,477	662,820
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.7%	19,932	1,455,235
Ascendis Pharma A/S, ADR* (Biotechnology)	0.6%	9,553	1,100,315
BeiGene Ltd., ADR* (Biotechnology)	0.9%	8,426	1,712,922
Biogen, Inc.* (Biotechnology)	3.9%	26,416	7,919,781
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1.5%	37,530	3,029,046
Bio-Techne Corp. (Life Sciences Tools & Services)	0.9%	7,960	1,737,270
Bluebird Bio, Inc.* (Biotechnology)	0.5%	11,557	935,424
Blueprint Medicines Corp.* (Biotechnology)	0.4%	10,274	842,879
China Biologic Products Holdings, Inc.* (Biotechnology)	0.5%	8,001	932,997
CRISPR Therapeutics AG* (Biotechnology)	0.4%	11,433	819,174
Exelixis, Inc.* (Biotechnology)	0.5%	63,347	1,053,461
FibroGen, Inc.* (Biotechnology)	0.4%	18,178	770,202
Gilead Sciences, Inc. (Biotechnology)	6.1%	182,702	12,284,882
Global Blood Therapeutics, Inc.* (Biotechnology)	0.4%	12,554	834,841
Grifols SA, ADR (Biotechnology)	0.3%	26,425	604,604
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
GW Pharmaceuticals plc, ADR* (Pharmaceuticals)	0.3%	6,155	$628,487
Halozyme Therapeutics, Inc.* (Biotechnology)	0.3%	30,599	593,315
Horizon Therapeutics plc* (Pharmaceuticals)	0.6%	38,994	1,278,223
Illumina, Inc.* (Life Sciences Tools & Services)	4.7%	29,650	9,510,534
Immunomedics, Inc.* (Biotechnology)	0.4%	40,149	753,998
Incyte Corp.* (Biotechnology)	2.1%	44,977	4,235,034
Intercept Pharmaceuticals, Inc.* (Biotechnology)	0.4%	6,837	740,926
Ionis Pharmaceuticals, Inc.* (Biotechnology)	0.9%	29,385	1,879,465
Iovance Biotherapeutics, Inc.* (Biotechnology)	0.3%	25,895	591,183
Jazz Pharmaceuticals plc* (Pharmaceuticals)	0.9%	11,841	1,789,412
Medicines Co. (The)* (Biotechnology)	0.7%	16,597	1,397,467
Mirati Therapeutics, Inc.* (Biotechnology)	0.4%	8,217	828,027
Mylan NV* (Pharmaceuticals)	1.0%	107,888	2,026,137
MyoKardia, Inc.* (Pharmaceuticals)	0.3%	9,643	628,241
Nektar Therapeutics* (Pharmaceuticals)	0.4%	36,657	743,771
Neurocrine Biosciences, Inc.* (Biotechnology)	1.1%	19,150	2,233,081
Novocure Ltd.* (Health Care Equipment & Supplies)	0.9%	20,537	1,893,101
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	0.7%	13,776	1,498,967
Reata Pharmaceuticals, Inc., Class A* (Pharmaceuticals)	0.5%	5,122	999,456
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3.7%	20,011	7,384,059
Sage Therapeutics, Inc.* (Biotechnology)	0.8%	10,805	1,672,290
See accompanying notes to the financial statements.

70 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Sarepta Therapeutics, Inc.* (Biotechnology)	0.9%	15,546	$1,748,770
Seattle Genetics, Inc.* (Biotechnology)	2.1%	35,565	4,280,248
Spark Therapeutics, Inc.* (Biotechnology)	0.5%	8,807	978,810
Syneos Health, Inc.* (Life Sciences Tools & Services)	0.6%	21,645	1,188,527
United Therapeutics Corp.* (Biotechnology)	0.4%	9,169	845,932
Vertex Pharmaceuticals, Inc.* (Biotechnology)	5.7%	51,826	11,492,415
Other Common Stocks (b)	14.1%	2,236,735	28,242,074
Total Common Stocks (Cost $182,562,073)			154,387,332
		No. of Rights
Rights — 0.0% (c)
Corium International, Inc., CVR*(d)(e) (Cost $—)	0.0%	13,485	2,427
		Shares
Securities Lending Reinvestments (f) — 1.6%
Investment Companies — 1.6%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $3,232,929)	1.6%	3,232,929	3,232,929
		Principal Amount
Short-Term Investments — 12.4%
Repurchase Agreements (g) — 12.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $24,969,714 (Cost $24,966,406)		$24,966,406	24,966,406
Total Investments — 90.9% (Cost $210,761,408)			182,589,094
Other assets less liabilities — 9.1%			18,174,666
Net Assets — 100.0%			$200,763,760

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $48,280,289.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $3,734,940, collateralized in the form of cash with a value of $3,232,929 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $596,483 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 5, 2019 - May 15, 2049; a total value of $3,829,412.

(c)  Represents less than 0.05% of net assets.

(d)  Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to $2,427, which represents approximately 0.00% of net assets of the Fund.

(e)  Illiquid security.

(f)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $3,232,929.

(g)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,769,881
Aggregate gross unrealized depreciation	(44,873,172)
Net unrealized depreciation	$(10,103,291)
Federal income tax cost	$212,018,606

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 71

Swap Agreements1

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
17,972,950	11/6/2020	Bank of America NA	1.39%	iShares® Nasdaq Biotechnology ETF	(977,473)
53,349,196	12/7/2020	Bank of America NA	1.86%	NASDAQ Biotechnology Index®	5,924,519
71,322,146					4,947,046	(4,947,046)	—	—
22,924,275	11/6/2020	Citibank NA	1.74%	NASDAQ Biotechnology Index®	2,149,618	—	(1,870,000)	279,618
12,000,980	11/8/2021	Credit Suisse International	1.76%	NASDAQ Biotechnology Index®	897,465	—	(770,000)	127,465
16,056,380	12/7/2020	Goldman Sachs International	2.09%	NASDAQ Biotechnology Index®	1,198,965
29,416,971	12/7/2020	Goldman Sachs International	1.62%	iShares® Nasdaq Biotechnology ETF	1,850,730
45,473,351					3,049,695	(3,049,695)	—	—
2,836,643	12/6/2019	Morgan Stanley & Co. International plc	1.71%	iShares® Nasdaq Biotechnology ETF	205,233
7,997,275	12/6/2019	Morgan Stanley & Co. International plc	2.11%	NASDAQ Biotechnology Index®	466,779
10,833,918					672,012	(569,000)	—	103,012
47,940,085	1/6/2021	Societe Generale	2.16%	NASDAQ Biotechnology Index®	3,990,534	(3,990,534)	—	—
37,658,895	11/8/2021	UBS AG	1.76%	NASDAQ Biotechnology Index®	3,619,851	(3,565,764)	(2,535)	51,552
248,153,650					19,326,221
				Total Unrealized Appreciation	20,303,694
				Total Unrealized Depreciation	(977,473)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

72 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra Nasdaq Biotechnology invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Biotechnology	61.6%
Chemicals	0.0%*
Health Care Equipment & Supplies	1.0%
Health Care Providers & Services	0.1%
Life Sciences Tools & Services	7.6%
Pharmaceuticals	6.6%
Other[1]	23.1%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 73

Investments	Shares	Value
Common Stocks (a) — 93.6%
Electric Utilities — 0.7%
OGE Energy Corp.	10,652	$448,023
Energy Equipment & Services — 8.9%
Apergy Corp.*	4,122	105,276
Baker Hughes Co.	34,448	772,324
Core Laboratories NV	2,361	103,412
Halliburton Co.	46,614	978,428
Helmerich & Payne, Inc.	5,823	230,183
National Oilwell Varco, Inc.	20,536	463,087
Patterson-UTI Energy, Inc.	10,782	96,391
Schlumberger Ltd.	73,596	2,664,175
TechnipFMC plc	22,333	420,754
Transocean Ltd.*	30,603	152,403
		5,986,433
Oil, Gas & Consumable Fuels — 83.7%
Apache Corp.	20,007	445,756
Cabot Oil & Gas Corp.	22,265	354,904
Cheniere Energy, Inc.*	12,435	752,815
Chesapeake Energy Corp.*(b)	60,016	35,727
Chevron Corp.	101,034	11,834,112
Cimarex Energy Co.	5,403	248,376
Concho Resources, Inc.	10,703	776,610
ConocoPhillips	59,076	3,541,015
Continental Resources, Inc.	4,584	141,554
CVR Energy, Inc.	1,551	67,298
Delek US Holdings, Inc.	4,009	137,549
Devon Energy Corp.	21,506	470,766
Diamondback Energy, Inc.	8,676	671,002
EOG Resources, Inc.	30,884	2,189,676
EQT Corp.	13,596	118,693
Equitrans Midstream Corp.	10,858	108,254
Exxon Mobil Corp.	225,112	15,336,881
Hess Corp.	13,770	854,979
HollyFrontier Corp.	8,058	415,390
Kinder Morgan, Inc.	103,604	2,031,674
Marathon Oil Corp.	42,804	498,667
Marathon Petroleum Corp.	35,033	2,124,401
Matador Resources Co.*	5,835	82,157
Investments	Shares	Value
Common Stocks (a) (continued)
Murphy Oil Corp.	8,204	$188,774
Noble Energy, Inc.	25,450	528,342
Occidental Petroleum Corp.	47,600	1,835,932
ONEOK, Inc.	21,967	1,560,755
Parsley Energy, Inc., Class A	14,947	223,906
PBF Energy, Inc., Class A	5,423	169,740
Phillips 66	23,872	2,738,596
Pioneer Natural Resources Co.	8,894	1,137,009
Targa Resources Corp.	12,388	452,534
Valero Energy Corp.	22,053	2,105,841
Williams Cos., Inc. (The)	64,498	1,465,395
World Fuel Services Corp.	3,479	147,510
WPX Energy, Inc.*	22,478	221,183
		56,013,773
Semiconductors & Semiconductor Equipment — 0.3%
First Solar, Inc.*	4,039	223,114
Total Common Stocks (Cost $84,138,472)		62,671,343
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $11,736)	11,736	11,736
	Principal Amount
Short-Term Investments — 7.4%
Repurchase Agreements (e) — 7.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $4,940,538 (Cost $4,939,882)	$4,939,882	4,939,882
Total Investments — 101.0% (Cost $89,090,090)		67,622,961
Liabilities in excess of other assets — (1.0%)		(659,765)
Net Assets — 100.0%		$66,963,196

See accompanying notes to the financial statements.

74 :: DIG ULTRA OIL & GAS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $16,444,048.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $9,315, collateralized in the form of cash with a value of $11,736 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $11,736.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,354,145
Aggregate gross unrealized depreciation	(25,463,943)
Net unrealized depreciation	$(24,109,798)
Federal income tax cost	$89,277,549

Swap Agreements1

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
713,069	12/7/2020	Bank of America NA	1.76%	iShares® U.S. Energy ETF	(16,525)
24,308,741	12/7/2020	Bank of America NA	2.06%	Dow Jones U.S. Oil & GasSM Index	(566,014)
25,021,810					(582,539)	582,539	—	—
8,808,948	11/6/2020	Citibank NA	1.89%	Dow Jones U.S. Oil & GasSM Index	(204,488)	196,800	7,688	—
9,477,388	11/8/2021	Credit Suisse International	2.06%	Dow Jones U.S. Oil & GasSM Index	(154,828)	—	154,828	—
2,531,059	12/7/2020	Goldman Sachs International	2.09%	Dow Jones U.S. Oil & GasSM Index	(59,117)
9,649,957	12/7/2020	Goldman Sachs International	1.62%	iShares® U.S. Energy ETF	(222,757)
12,181,016					(281,874)	—	281,874	—
829,885	12/6/2019	Morgan Stanley & Co. International plc	1.81%	iShares® U.S. Energy ETF	(728,699)
3,062,900	1/6/2021	Morgan Stanley & Co. International plc	2.26%	Dow Jones U.S. Oil & GasSM Index	(50,219)
3,892,785					(778,918)	767,253	11,665	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA OIL & GAS DIG :: 75

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
7,920,824	1/6/2021	Societe Generale	2.16%	Dow Jones U.S. Oil & GasSM Index	(287,502)	172,032	31,806	(83,664)
3,843,998	11/8/2021	UBS AG	1.76%	Dow Jones U.S. Oil & GasSM Index	(165,061)	—	165,061	—
71,146,769					(2,455,210)
				Total Unrealized Depreciation	(2,455,210)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

76 :: DIG ULTRA OIL & GAS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 87.7%
Airlines — 0.4%
American Airlines Group, Inc.	93,501	$2,687,219
United Airlines Holdings, Inc.*	53,952	5,006,745
		7,693,964
Automobiles — 0.6%
Tesla, Inc.*(b)	37,616	12,411,023
Beverages — 2.2%
Monster Beverage Corp.*	114,416	6,844,365
PepsiCo, Inc.	293,602	39,879,960
		46,724,325
Biotechnology — 4.3%
Alexion Pharmaceuticals, Inc.*	47,087	5,365,093
Amgen, Inc.	125,934	29,559,229
Biogen, Inc.*	38,733	11,612,541
BioMarin Pharmaceutical, Inc.*	37,686	3,041,637
Gilead Sciences, Inc.	265,939	17,881,738
Incyte Corp.*	45,163	4,252,548
Regeneron Pharmaceuticals, Inc.*	22,675	8,367,075
Vertex Pharmaceuticals, Inc.*	53,976	11,969,178
		92,049,039
Commercial Services & Supplies — 0.2%
Cintas Corp.	21,520	5,531,931
Communications Equipment — 1.9%
Cisco Systems, Inc.	898,902	40,729,250
Electric Utilities — 0.7%
Exelon Corp.	204,643	9,086,149
Xcel Energy, Inc.	108,148	6,650,021
		15,736,170
Entertainment — 2.4%
Activision Blizzard, Inc.	161,063	8,831,084
Electronic Arts, Inc.*	61,885	6,251,004
NetEase, Inc., ADR	15,322	4,831,333
Netflix, Inc.*	91,943	28,930,784
Take-Two Interactive Software, Inc.*	23,767	2,884,126
		51,728,331
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	92,350	27,687,453
Walgreens Boots Alliance, Inc.	189,648	11,303,021
		38,990,474
Investments	Shares	Value
Common Stocks (a) (continued)
Food Products — 1.1%
Kraft Heinz Co. (The)	256,183	$7,813,581
Mondelez International, Inc., Class A	302,835	15,910,951
		23,724,532
Health Care Equipment & Supplies — 1.1%
Align Technology, Inc.*	16,774	4,652,101
IDEXX Laboratories, Inc.*	18,078	4,548,063
Intuitive Surgical, Inc.*	24,202	14,349,366
		23,549,530
Health Care Providers & Services — 0.1%
Henry Schein, Inc.*	31,132	2,144,995
Health Care Technology — 0.2%
Cerner Corp.	66,847	4,785,577
Hotels, Restaurants & Leisure — 1.6%
Marriott International, Inc., Class A	69,163	9,707,719
Starbucks Corp.	251,353	21,473,087
Wynn Resorts Ltd.	22,596	2,730,726
		33,911,532
Insurance — 0.2%
Willis Towers Watson plc	27,087	5,320,970
Interactive Media & Services — 12.2%
Alphabet, Inc., Class A*	58,257	75,972,371
Alphabet, Inc., Class C*	66,224	86,419,671
Baidu, Inc., ADR*	59,146	7,010,575
Facebook, Inc., Class A*	459,498	92,653,177
		262,055,794
Internet & Direct Marketing Retail — 9.8%
Amazon.com, Inc.*	93,612	168,576,489
Booking Holdings, Inc.*	8,927	16,997,276
eBay, Inc.	176,131	6,256,173
Expedia Group, Inc.	28,732	2,920,895
JD.com, Inc., ADR*	194,286	6,343,438
MercadoLibre, Inc.*	10,436	6,058,933
Trip.com Group Ltd., ADR*	102,257	3,399,023
		210,552,227
IT Services — 3.6%
Automatic Data Processing, Inc.	91,122	15,561,815
Cognizant Technology Solutions Corp., Class A	115,974	7,435,093

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA QQQ QLD :: 77

Investments	Shares	Value
Common Stocks (a) (continued)
Fiserv, Inc.*	142,724	$16,590,238
Paychex, Inc.	75,457	6,498,357
PayPal Holdings, Inc.*	247,086	26,687,759
VeriSign, Inc.*	24,858	4,741,415
		77,514,677
Leisure Products — 0.1%
Hasbro, Inc.	26,502	2,695,253
Life Sciences Tools & Services — 0.5%
Illumina, Inc.*	30,871	9,902,182
Machinery — 0.3%
PACCAR, Inc.	72,735	5,918,447
Media — 3.6%
Charter Communications, Inc., Class A*	46,504	21,857,345
Comcast Corp., Class A	952,408	42,048,813
Fox Corp., Class A	72,472	2,591,599
Fox Corp., Class B	55,123	1,928,203
Liberty Global plc, Class A*	38,130	859,830
Liberty Global plc, Class C*	92,167	1,981,591
Sirius XM Holdings, Inc.	934,395	6,522,077
		77,789,458
Multiline Retail — 0.2%
Dollar Tree, Inc.*	49,690	4,544,647
Pharmaceuticals — 0.1%
Mylan NV*	108,327	2,034,381
Professional Services — 0.2%
Verisk Analytics, Inc.	34,334	5,063,578
Road & Rail — 0.7%
CSX Corp.	167,604	11,990,390
JB Hunt Transport Services, Inc.	22,421	2,592,316
		14,582,706
Semiconductors & Semiconductor Equipment — 10.9%
Advanced Micro Devices, Inc.*	227,952	8,924,321
Analog Devices, Inc.	77,570	8,761,532
Applied Materials, Inc.	193,977	11,231,268
ASML Holding NV (Registered), NYRS	15,253	4,127,767
Broadcom, Inc.	83,593	26,432,943
Intel Corp.	930,246	54,000,780
Investments	Shares	Value
Common Stocks (a) (continued)
KLA Corp.	33,441	$5,479,642
Lam Research Corp.	30,351	8,098,557
Maxim Integrated Products, Inc.	56,962	3,228,037
Microchip Technology, Inc.	49,988	4,725,866
Micron Technology, Inc.*	231,787	11,012,200
NVIDIA Corp.	127,880	27,716,711
NXP Semiconductors NV	58,657	6,779,576
QUALCOMM, Inc.	255,276	21,328,310
Skyworks Solutions, Inc.	36,054	3,544,108
Texas Instruments, Inc.	196,053	23,567,531
Xilinx, Inc.	53,044	4,921,422
		233,880,571
Software — 13.8%
Adobe, Inc.*	101,938	31,552,869
Autodesk, Inc.*	46,117	8,342,565
Cadence Design Systems, Inc.*	58,829	4,132,737
Check Point Software Technologies Ltd.*	31,971	3,768,742
Citrix Systems, Inc.	27,488	3,100,921
Intuit, Inc.	54,611	14,138,242
Microsoft Corp.	1,444,726	218,702,622
NortonLifeLock, Inc.	129,777	3,231,447
Synopsys, Inc.*	31,560	4,451,223
Workday, Inc., Class A*	34,441	6,169,072
		297,590,440
Specialty Retail — 0.9%
O'Reilly Automotive, Inc.*	16,069	7,106,998
Ross Stores, Inc.	76,581	8,894,883
Ulta Beauty, Inc.*	12,357	2,889,808
		18,891,689
Technology Hardware, Storage & Peripherals — 10.9%
Apple, Inc.	855,452	228,619,547
NetApp, Inc.	49,960	3,027,076
Western Digital Corp.	62,159	3,128,463
		234,775,086
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.*	25,807	5,824,382
Trading Companies & Distributors — 0.2%
Fastenal Co.	120,414	4,277,105
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc.*	179,429	14,094,148
Total Common Stocks (Cost $1,771,798,056)		1,887,018,414

See accompanying notes to the financial statements.

78 :: QLD ULTRA QQQ :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 10.5%
Repurchase Agreements (c) — 10.5%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $226,389,010 (Cost $226,359,010)	$226,359,010	$226,359,010
Total Investments — 98.2% (Cost $1,998,157,066)		2,113,377,424
Other assets less liabilities — 1.8%		38,515,418
Net Assets — 100.0%		$2,151,892,842

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $237,018,325.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $356,995, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.00%, and maturity dates ranging from December 17, 2019 - February 15, 2049; a total value of $377,829.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR   American Depositary Receipt

NYRS  New York Registry Shares

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,503,455
Aggregate gross unrealized depreciation	(94,648,882)
Net unrealized appreciation	$171,854,573
Federal income tax cost	$2,001,498,811

Futures Contracts Purchased

Ultra QQQ had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	719	12/20/2019	USD	$120,925,015	$4,358,925

Swap Agreements1

Ultra QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
99,249,646	12/7/2020	Bank of America NA	1.86%	NASDAQ-100 Index®	2,438,379	(2,438,379)	—	—
143,349,973	11/6/2020	BNP Paribas SA	2.26%	NASDAQ-100 Index®	3,496,587	(3,496,587)	—	—
326,592,216	11/6/2020	Citibank NA	2.11%	NASDAQ-100 Index®	8,212,395	—	(8,212,395)	—
284,561,227	11/6/2020	Credit Suisse International	1.96%	NASDAQ-100 Index®	(12,484,901)	11,653,896	831,005	—
122,315,562	11/8/2021	Goldman Sachs International	2.14%	NASDAQ-100 Index®	804,876
262,521,386	12/7/2020	Goldman Sachs International	1.94%	PowerShares QQQ TrustSM, Series 1	6,489,585
384,836,948					7,294,461	(7,294,461)	—	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA QQQ QLD :: 79

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
13,840,861	1/6/2021	Morgan Stanley & Co. International plc	2.36%	NASDAQ-100 Index®	336,668
66,464,938	1/6/2021	Morgan Stanley & Co. International plc	2.16%	PowerShares QQQ TrustSM, Series 1	1,633,651
80,305,799					1,970,319	(1,970,319)	—	—
504,968,728	1/6/2021	Societe Generale	2.11%	NASDAQ-100 Index®	12,441,642	(12,441,642)	—	—
472,056,799	11/6/2020	UBS AG	2.56%	NASDAQ-100 Index®	32,248,153	(32,248,153)	—	—
2,295,921,336					55,617,035
				Total Unrealized Appreciation	68,101,936
				Total Unrealized Depreciation	(12,484,901)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

80 :: QLD ULTRA QQQ :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 74.4%
Equity Real Estate Investment Trusts (REITs) — 67.9%
Acadia Realty Trust	7,138	$191,869
Alexandria Real Estate Equities, Inc.	9,543	1,550,928
American Campus Communities, Inc.	11,582	556,399
American Homes 4 Rent, Class A	21,468	573,410
American Tower Corp.	37,292	7,981,607
Americold Realty Trust	16,154	607,714
Apartment Investment & Management Co., Class A	12,546	674,598
Apple Hospitality REIT, Inc.	17,715	288,046
AvalonBay Communities, Inc.	11,767	2,522,962
Boston Properties, Inc.	12,119	1,678,966
Brandywine Realty Trust	14,855	229,213
Brixmor Property Group, Inc.	25,110	550,913
Camden Property Trust	8,153	909,467
Colony Capital, Inc.	41,044	200,295
Columbia Property Trust, Inc.	9,841	204,299
CoreCivic, Inc.	10,053	152,303
CoreSite Realty Corp.	3,115	353,210
Corporate Office Properties Trust	9,426	275,051
Cousins Properties, Inc.	12,385	501,469
Crown Castle International Corp.	35,034	4,682,644
CubeSmart	16,217	500,132
CyrusOne, Inc.	9,539	594,280
DiamondRock Hospitality Co.	16,866	173,720
Digital Realty Trust, Inc.	17,557	2,123,519
Douglas Emmett, Inc.	13,875	611,471
Duke Realty Corp.	30,456	1,071,442
EastGroup Properties, Inc.	3,163	430,769
EPR Properties	6,559	465,164
Equinix, Inc.	7,145	4,050,143
Equity Commonwealth	10,284	337,829
Equity LifeStyle Properties, Inc.	15,323	1,135,128
Equity Residential	29,373	2,499,642
Essex Property Trust, Inc.	5,532	1,726,980
Extra Space Storage, Inc.	10,823	1,147,779
Federal Realty Investment Trust	5,862	774,194
First Industrial Realty Trust, Inc.	10,665	454,116
Gaming and Leisure Properties, Inc.	17,186	725,249
GEO Group, Inc. (The)	10,221	141,663
Healthcare Realty Trust, Inc.	10,887	361,340
Healthcare Trust of America, Inc., Class A	17,275	524,296
Healthpeak Properties, Inc.	41,383	1,443,439
Highwoods Properties, Inc.	8,734	424,036
Host Hotels & Resorts, Inc.	61,479	1,075,268
Hudson Pacific Properties, Inc.	12,987	464,935
Invitation Homes, Inc.	45,135	1,377,972
Investments	Shares	Value
Common Stocks (a) (continued)
Iron Mountain, Inc.	24,181	$776,694
JBG SMITH Properties	9,931	396,048
Kilroy Realty Corp.	7,827	651,520
Kimco Realty Corp.	35,573	769,088
Lamar Advertising Co., Class A	7,243	604,284
Lexington Realty Trust	20,873	231,273
Liberty Property Trust	13,287	818,745
Life Storage, Inc.	3,931	430,523
Macerich Co. (The)	9,288	250,126
Mack-Cali Realty Corp.	7,614	162,863
Medical Properties Trust, Inc.	37,614	780,867
Mid-America Apartment Communities, Inc.	9,598	1,306,384
National Health Investors, Inc.	3,656	296,099
National Retail Properties, Inc.	14,456	805,777
Omega Healthcare Investors, Inc.	18,258	767,384
Outfront Media, Inc.	12,083	301,833
Paramount Group, Inc.	16,961	230,500
Park Hotels & Resorts, Inc.	20,196	477,635
Pebblebrook Hotel Trust	11,026	288,881
Physicians Realty Trust	15,621	299,767
Piedmont Office Realty Trust, Inc., Class A	10,576	233,941
PotlatchDeltic Corp.	5,683	246,813
Prologis, Inc.	53,173	4,867,989
PS Business Parks, Inc.	1,675	295,788
Public Storage	12,666	2,668,473
Rayonier, Inc.	10,915	334,326
Realty Income Corp.	26,809	2,054,374
Regency Centers Corp.	14,108	917,584
Retail Properties of America, Inc., Class A	18,016	256,368
Rexford Industrial Realty, Inc.	9,248	442,609
RLJ Lodging Trust	14,517	248,096
Ryman Hospitality Properties, Inc.	4,336	386,901
Sabra Health Care REIT, Inc.	15,968	355,767
SBA Communications Corp.	9,523	2,251,904
Senior Housing Properties Trust	20,039	146,686
Service Properties Trust	13,861	322,823
Simon Property Group, Inc.	25,944	3,922,992
SITE Centers Corp.	11,667	169,055
SL Green Realty Corp.	6,938	592,020
Spirit Realty Capital, Inc.	7,604	398,450
STORE Capital Corp.	17,721	721,422
Sun Communities, Inc.	7,647	1,259,537
Sunstone Hotel Investors, Inc.	18,936	265,104
Taubman Centers, Inc.	5,163	167,694
UDR, Inc.	24,685	1,186,114
Urban Edge Properties	9,704	201,164

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA REAL ESTATE URE :: 81

Investments	Shares	Value
Common Stocks (a) (continued)
Ventas, Inc.	31,378	$1,829,651
VEREIT, Inc.	79,412	775,061
VICI Properties, Inc.	38,845	960,637
Vornado Realty Trust	13,325	860,395
Washington REIT	6,740	209,412
Weingarten Realty Investors	10,182	324,195
Welltower, Inc.	34,135	2,886,797
Weyerhaeuser Co.	62,749	1,851,723
WP Carey, Inc.	14,390	1,200,414
Xenia Hotels & Resorts, Inc.	9,497	200,007
		95,978,446
Mortgage Real Estate Investment Trusts (REITs) — 3.3%
AGNC Investment Corp.	46,154	799,387
Annaly Capital Management, Inc.	122,691	1,144,707
Blackstone Mortgage Trust, Inc., Class A	11,295	413,736
Chimera Investment Corp.	15,779	321,418
Invesco Mortgage Capital, Inc.	12,043	195,578
MFA Financial, Inc.	37,959	290,766
New Residential Investment Corp.	35,015	542,733
Starwood Property Trust, Inc.	23,704	580,748
Two Harbors Investment Corp.	22,990	334,275
		4,623,348
Professional Services — 1.3%
CoStar Group, Inc.*	3,086	1,891,286
Real Estate Management & Development — 1.9%
CBRE Group, Inc., Class A*	28,364	1,617,315
Howard Hughes Corp. (The)*	3,633	401,120
Jones Lang LaSalle, Inc.	4,349	723,369
		2,741,804
Total Common Stocks (Cost $116,521,820)		105,234,884
Investments	Principal Amount	Value
Short-Term Investments — 24.5%
Repurchase Agreements (b) — 24.5%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $34,610,868 (Cost $34,606,283)	$34,606,283	$34,606,283
Total Investments — 98.9% (Cost $151,128,103)		139,841,167
Other assets less liabilities — 1.1%		1,513,811
Net Assets — 100.0%		$141,354,978

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $29,369,647.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,431,764
Aggregate gross unrealized depreciation	(13,333,261)
Net unrealized depreciation	$(10,901,497)
Federal income tax cost	$151,326,883

See accompanying notes to the financial statements.

82 :: URE ULTRA REAL ESTATE :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
9,555,945	12/7/2020	Bank of America NA	2.71%	Dow Jones U.S. Real EstateSM Index	78,353
26,459,608	1/6/2021	Bank of America NA	2.01%	iShares® U.S. Real Estate ETF	(43,179)
36,015,553					35,174	—	—	35,174
84,273,136	12/7/2020	BNP Paribas SA	2.31%	Dow Jones U.S. Real EstateSM Index	249,604	(249,604)	—	—
5,555,835	1/20/2021	Citibank NA	2.29%	Dow Jones U.S. Real EstateSM Index	51,254	—	—	51,254
11,135,106	11/8/2021	Credit Suisse International	2.06%	Dow Jones U.S. Real EstateSM Index	(22,680)	—	22,680	—
5,071,365	12/7/2020	Goldman Sachs International	2.09%	Dow Jones U.S. Real EstateSM Index	(10,391)
16,596,089	12/7/2020	Goldman Sachs International	1.62%	iShares® U.S. Real Estate ETF	294,864
21,667,454					284,473	(284,473)	—	—
187,414	12/6/2019	Morgan Stanley & Co. International plc	2.16%	Dow Jones U.S. Real EstateSM Index	29,240
295,357	1/6/2021	Morgan Stanley & Co. International plc	1.71%	iShares® U.S. Real Estate ETF	5,236
482,771					34,476	—	—	34,476
9,922,650	1/6/2021	Societe Generale	2.21%	Dow Jones U.S. Real EstateSM Index	(24,848)	—	24,848	—
8,558,226	11/8/2021	UBS AG	2.11%	Dow Jones U.S. Real EstateSM Index	(23,234)	—	23,234	—
177,610,731					584,219
				Total Unrealized Appreciation	708,551
				Total Unrealized Depreciation	(124,332)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA REAL ESTATE URE :: 83

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 85.7%
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	0.2%	8,411	$380,934
ACI Worldwide, Inc.* (Software)	0.2%	9,198	344,925
ALLETE, Inc. (Electric Utilities)	0.1%	4,139	331,575
Amedisys, Inc.* (Health Care Providers & Services)	0.2%	2,505	408,215
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.3%	7,455	544,290
Axon Enterprise, Inc.* (Aerospace & Defense)	0.2%	4,658	343,760
Black Hills Corp. (Multi-Utilities)	0.2%	4,878	373,508
Blackstone Mortgage Trust, Inc., Class A (Mortgage Real Estate Investment Trusts (REITs))	0.2%	10,079	369,194
Brink's Co. (The) (Commercial Services & Supplies)	0.2%	3,987	370,791
Chegg, Inc.* (Diversified Consumer Services)	0.2%	9,266	359,243
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	0.2%	2,806	364,808
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	4,653	333,620
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	0.2%	2,336	392,868
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	2,963	403,531
EMCOR Group, Inc. (Construction & Engineering)	0.2%	4,459	396,539
Essent Group Ltd. (Thrifts & Mortgage Finance)	0.2%	7,693	420,422
First Financial Bankshares, Inc. (Banks)	0.2%	10,390	359,182
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	10,073	428,908
Five9, Inc.* (Software)	0.1%	4,777	325,648
Generac Holdings, Inc.* (Electrical Equipment)	0.3%	4,885	481,173
Globus Medical, Inc., Class A* (Health Care Equipment & Supplies)	0.2%	6,072	339,728
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Haemonetics Corp.* (Health Care Equipment & Supplies)	0.3%	4,090	$493,254
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	10,218	339,135
HealthEquity, Inc.* (Health Care Providers & Services)	0.2%	5,530	347,782
j2 Global, Inc. (Software)	0.2%	3,724	361,302
KBR, Inc. (IT Services)	0.2%	11,310	336,699
Lumentum Holdings, Inc.* (Communications Equipment)	0.2%	6,108	449,915
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	0.2%	3,423	420,481
MAXIMUS, Inc. (IT Services)	0.2%	5,079	379,147
Medicines Co. (The)* (Biotechnology)	0.3%	6,034	508,063
MSA Safety, Inc. (Commercial Services & Supplies)	0.2%	2,814	348,739
Novocure Ltd.* (Health Care Equipment & Supplies)	0.3%	6,936	639,360
ONE Gas, Inc. (Gas Utilities)	0.2%	4,171	370,677
Performance Food Group Co.* (Food & Staples Retailing)	0.2%	8,219	386,786
Portland General Electric Co. (Electric Utilities)	0.2%	7,167	397,840
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.2%	16,335	422,096
Reata Pharmaceuticals, Inc., Class A* (Pharmaceuticals)	0.2%	1,756	342,648
Repligen Corp.* (Biotechnology)	0.2%	4,132	366,715
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	8,750	418,775
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	3,665	327,028
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	15,089	336,183
Science Applications International Corp. (IT Services)	0.2%	4,740	404,559

See accompanying notes to the financial statements.

84 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	3,433	$363,658
Southwest Gas Holdings, Inc. (Gas Utilities)	0.1%	4,337	328,571
Stifel Financial Corp. (Capital Markets)	0.2%	5,402	337,761
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	0.2%	2,906	421,050
Teladoc Health, Inc.* (Health Care Technology)	0.3%	5,704	477,653
Tetra Tech, Inc. (Commercial Services & Supplies)	0.2%	4,359	384,856
Trex Co., Inc.* (Building Products)	0.2%	4,692	403,793
Valley National Bancorp (Banks)	0.2%	30,971	358,644
Other Common Stocks (b)	75.5%	6,912,950	143,575,390
Total Common Stocks (Cost $174,857,811)			163,121,422
		No. of Rights
Rights — 0.0% (c)
ANI Pharmaceuticals, Inc., CVR*(d)(e)	0.0%	2	—
Omthera Pharmaceuticals, Inc., CVR*(d)(e)	0.0%	3,327	—
Oncternal Therapeutics, Inc., CVR*(d)(e)	0.0%	42	—
Schulman, Inc., CVR*(d)(e)	0.0%	2,369	1,239
Tobira Therapeutics, Inc., CVR*(d)(e)	0.0%	756	—
Total Rights (Cost $—)			1,239
		Shares
Securities Lending Reinvestments (f) — 1.7%
Investment Companies — 1.7%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $3,305,329)	1.7%	3,305,329	3,305,329
	Principal Amount	Value
Short-Term Investments — 10.1%
Repurchase Agreements (g) — 10.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $19,134,865 (Cost $19,132,330)	$19,132,330	$19,132,330
Total Investments — 97.5% (Cost $197,295,470)		185,560,320
Other assets less liabilities — 2.5%		4,710,614
Net Assets — 100.0%		$190,270,934

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,026,863.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $4,260,807, collateralized in the form of cash with a value of $3,305,610 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,158,967 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from December 5, 2019 - May 15, 2049; a total value of $4,464,577.

(c)  Represents less than 0.05% of net assets.

(d)  Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to $1,239, which represents approximately 0.00% of net assets of the Fund.

(e)  Illiquid security.

(f)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $3,305,329.

(g)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,100,724
Aggregate gross unrealized depreciation	(23,123,957)
Net unrealized depreciation	$(6,023,233)
Federal income tax cost	$197,508,623

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 85

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 Emini Index	123	12/20/2019	USD	$9,983,910	$106,190

Swap Agreements1

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
4,892,367	11/6/2020	Bank of America NA	1.86%	Russell 2000® Index	1,433,622	(1,433,622)	—	—
39,655,670	11/6/2020	BNP Paribas SA	1.66%	Russell 2000® Index	891,552	(891,552)	—	—
45,047,385	11/6/2020	Citibank NA	1.74%	Russell 2000® Index	998,209	—	(998,209)	—
7,536,056	11/8/2021	Credit Suisse International	1.91%	Russell 2000® Index	157,298	—	—	157,298
28,233,810	12/7/2020	Goldman Sachs International	1.84%	Russell 2000® Index	607,812	(587,740)	—	20,072
3,596,408	1/6/2021	Morgan Stanley & Co. International plc	1.66%	iShares® Russell 2000 ETF	74,660
17,144,973	1/6/2021	Morgan Stanley & Co. International plc	1.86%	Russell 2000® Index	267,915
20,741,381					342,575	(342,575)	—	—
21,612,348	1/6/2021	Societe Generale	2.06%	Russell 2000® Index	532,100	(509,332)	—	22,768
39,714,152	11/8/2021	UBS AG	1.76%	Russell 2000® Index	855,712	(855,712)	—	—
207,433,169					5,818,880
				Total Unrealized Appreciation	5,818,880

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

86 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Aerospace & Defense	1.1%
Air Freight & Logistics	0.3%
Airlines	0.4%
Auto Components	0.9%
Automobiles	0.1%
Banks	8.4%
Beverages	0.3%
Biotechnology	6.9%
Building Products	1.4%
Capital Markets	1.3%
Chemicals	1.6%
Commercial Services & Supplies	2.4%
Communications Equipment	1.0%
Construction & Engineering	0.9%
Construction Materials	0.2%
Consumer Finance	0.5%
Containers & Packaging	0.1%
Distributors	0.1%
Diversified Consumer Services	0.8%
Diversified Financial Services	0.2%
Diversified Telecommunication Services	0.4%
Electric Utilities	0.9%
Electrical Equipment	0.8%
Electronic Equipment, Instruments & Components	2.3%
Energy Equipment & Services	0.8%
Entertainment	0.2%
Equity Real Estate Investment Trusts (REITs)	6.2%
Food & Staples Retailing	0.6%
Food Products	1.1%
Gas Utilities	1.0%
Health Care Equipment & Supplies	3.4%
Health Care Providers & Services	1.9%
Health Care Technology	0.9%
Hotels, Restaurants & Leisure	2.3%
Household Durables	1.5%
Household Products	0.2%
Independent Power and Renewable Electricity Producers	0.4%
Industrial Conglomerates	0.0%*
Insurance	2.0%
Interactive Media & Services	0.4%
Internet & Direct Marketing Retail	0.3%
IT Services	2.0%
Leisure Products	0.3%
Life Sciences Tools & Services	0.6%
Machinery	3.3%
Marine	0.1%
Media	0.8%
Metals & Mining	1.1%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Multiline Retail	0.1%
Multi-Utilities	0.5%
Oil, Gas & Consumable Fuels	1.7%
Paper & Forest Products	0.4%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 87

Personal Products	0.2%
Pharmaceuticals	1.5%
Professional Services	1.3%
Real Estate Management & Development	0.6%
Road & Rail	0.4%
Semiconductors & Semiconductor Equipment	2.3%
Software	4.1%
Specialty Retail	2.2%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	0.8%
Thrifts & Mortgage Finance	1.9%
Tobacco	0.1%
Trading Companies & Distributors	1.2%
Water Utilities	0.4%
Wireless Telecommunication Services	0.1%
Other[1]	14.3%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

88 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 91.2%
Abbott Laboratories (Health Care Equipment & Supplies)	0.5%	165,902	$14,176,326
AbbVie, Inc. (Biotechnology)	0.5%	138,783	12,175,433
Accenture plc, Class A (IT Services)	0.4%	59,807	12,030,776
Adobe, Inc.* (Software)	0.5%	45,567	14,104,354
Alphabet, Inc., Class A* (Interactive Media & Services)	1.3%	28,117	36,667,099
Alphabet, Inc., Class C* (Interactive Media & Services)	1.4%	28,366	37,016,495
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.6%	39,003	70,236,602
Amgen, Inc. (Biotechnology)	0.5%	56,293	13,213,093
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.0%	398,784	106,575,024
AT&T, Inc. (Diversified Telecommunication Services)	1.0%	685,894	25,638,718
Bank of America Corp. (Banks)	1.0%	786,378	26,202,115
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.5%	184,062	40,548,859
Boeing Co. (The) (Aerospace & Defense)	0.7%	50,180	18,374,912
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.5%	220,075	12,531,071
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	37,366	11,815,503
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.8%	178,201	20,872,683
Cisco Systems, Inc. (Communications Equipment)	0.7%	398,497	18,055,899
Citigroup, Inc. (Banks)	0.6%	212,053	15,929,421
Coca-Cola Co. (The) (Beverages)	0.7%	361,244	19,290,429
Comcast Corp., Class A (Media)	0.7%	425,743	18,796,554
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	41,282	12,376,757
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.0%	397,166	$27,058,920
Facebook, Inc., Class A* (Interactive Media & Services)	1.7%	225,793	45,528,901
Home Depot, Inc. (The) (Specialty Retail)	0.8%	102,800	22,668,428
Honeywell International, Inc. (Industrial Conglomerates)	0.4%	67,539	12,059,089
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.9%	415,836	24,139,280
Johnson & Johnson (Pharmaceuticals)	1.3%	247,734	34,060,948
JPMorgan Chase & Co. (Banks)	1.5%	300,142	39,546,710
Mastercard, Inc., Class A (IT Services)	0.9%	83,803	24,489,751
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.5%	71,288	13,864,090
Medtronic plc (Health Care Equipment & Supplies)	0.5%	125,940	14,028,457
Merck & Co., Inc. (Pharmaceuticals)	0.8%	240,338	20,952,667
Microsoft Corp. (Software)	4.0%	716,722	108,497,376
Netflix, Inc.* (Entertainment)	0.5%	41,099	12,932,211
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.5%	57,166	12,390,159
Oracle Corp. (Software)	0.4%	206,664	11,602,117
PayPal Holdings, Inc.* (IT Services)	0.4%	110,452	11,929,921
PepsiCo, Inc. (Beverages)	0.7%	131,244	17,826,872
Pfizer, Inc. (Pharmaceuticals)	0.7%	519,189	19,999,160
Philip Morris International, Inc. (Tobacco)	0.5%	146,044	12,111,429
Procter & Gamble Co. (The) (Household Products)	1.1%	234,917	28,673,969
salesforce.com, Inc.* (Software)	0.5%	82,322	13,409,431
See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA S&P500® SSO :: 89

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.4%	37,592	$11,802,009
Union Pacific Corp. (Road & Rail)	0.4%	66,133	11,638,747
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.9%	88,957	24,896,396
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.9%	388,239	23,387,517
Visa, Inc., Class A (IT Services)	1.1%	162,108	29,910,547
Walmart, Inc. (Food & Staples Retailing)	0.6%	133,449	15,892,441
Walt Disney Co. (The) (Entertainment)	1.0%	169,092	25,630,965
Wells Fargo & Co. (Banks)	0.8%	376,370	20,497,110
Other Common Stocks (b)	44.7%	16,173,737	1,201,709,002
Total Common Stocks (Cost $2,475,940,390)			2,449,762,743
		No. of Rights
Rights — 0.0% (c)
DISH Network Corp., expiring 12/09/19* (Cost $—)	0.0%	4	3
		Shares
Securities Lending Reinvestments (d) — 0.0% (c)
Investment Companies — 0.0% (c)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $322,720)	0.0%	322,720	322,720
	Principal Amount	Value
Short-Term Investments — 6.9%
Repurchase Agreements (e) — 6.9%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $185,776,124 (Cost $185,751,507)	$185,751,507	$185,751,507
Total Investments — 98.1% (Cost $2,662,014,617)		2,635,836,973
Other assets less liabilities — 1.9%		52,382,130
Net Assets — 100.0%		$2,688,219,103

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $360,659,024.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $309,004, collateralized in the form of cash with a value of $322,720 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  Represents less than 0.05% of net assets.

(d)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $322,720.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$213,781,250
Aggregate gross unrealized depreciation	(155,085,490)
Net unrealized appreciation	$58,695,760
Federal income tax cost	$2,666,614,049

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency		Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,133	12/20/2019	USD	$	177,980,138	$3,428,469

See accompanying notes to the financial statements.

90 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
422,030,073	12/7/2020	Bank of America NA	1.96%	S&P 500®	8,946,511	(8,946,511)	—	—
209,547,340	11/8/2021	BNP Paribas SA	2.31%	S&P 500®	1,385,627	(1,385,627)	—	—
314,826,707	11/6/2020	Citibank NA	2.09%	S&P 500®	6,608,262	—	(6,608,262)	—
14,643,249	11/8/2021	Credit Suisse International	2.01%	S&P 500®	706,143	—	(706,143)	—
230,434,857	12/7/2020	Goldman Sachs International	2.14%	S&P 500®	5,118,055
351,757,318	12/7/2020	Goldman Sachs International	2.04%	SPDR® S&P 500® ETF Trust	10,804,389
582,192,175					15,922,444	(15,922,444)	—	—
34,144,369	12/2/2019	Morgan Stanley & Co. International plc	2.26%	S&P 500®	1,773,533	(1,746,000)	—	27,533
574,152,298	1/6/2021	Societe Generale	2.11%	S&P 500®	11,383,491	(11,383,491)	—	—
596,149,005	11/6/2020	UBS AG	2.26%	S&P 500®	39,318,356	(39,318,356)	—	—
2,747,685,216					86,044,367
				Total Unrealized Appreciation	86,044,367

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA S&P500® SSO :: 91

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Aerospace & Defense	2.4%
Air Freight & Logistics	0.5%
Airlines	0.4%
Auto Components	0.1%
Automobiles	0.3%
Banks	5.2%
Beverages	1.6%
Biotechnology	1.9%
Building Products	0.3%
Capital Markets	2.5%
Chemicals	1.7%
Commercial Services & Supplies	0.4%
Communications Equipment	0.9%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.6%
Containers & Packaging	0.3%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	1.5%
Diversified Telecommunication Services	1.9%
Electric Utilities	1.8%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	0.5%
Energy Equipment & Services	0.4%
Entertainment	1.8%
Equity Real Estate Investment Trusts (REITs)	2.6%
Food & Staples Retailing	1.4%
Food Products	1.0%
Gas Utilities	0.0%*
Health Care Equipment & Supplies	3.2%
Health Care Providers & Services	2.6%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.7%
Household Durables	0.4%
Household Products	1.6%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.3%
Insurance	2.1%
Interactive Media & Services	4.5%
Internet & Direct Marketing Retail	3.0%
IT Services	5.0%
Leisure Products	0.0%*
Life Sciences Tools & Services	0.9%
Machinery	1.5%
Media	1.3%
Metals & Mining	0.2%
Multiline Retail	0.5%
Multi-Utilities	1.0%
Oil, Gas & Consumable Fuels	3.5%
Personal Products	0.2%
Pharmaceuticals	4.1%
Professional Services	0.3%

See accompanying notes to the financial statements.

92 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Real Estate Management & Development	0.1%
Road & Rail	0.9%
Semiconductors & Semiconductor Equipment	3.7%
Software	6.4%
Specialty Retail	2.1%
Technology Hardware, Storage & Peripherals	4.3%
Textiles, Apparel & Luxury Goods	0.6%
Tobacco	0.8%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.1%
Other[1]	8.8%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA S&P500® SSO :: 93

Investments	Shares	Value
Common Stocks (a) — 73.6%
Communications Equipment — 0.1%
InterDigital, Inc.	1,594	$90,539
Semiconductors & Semiconductor Equipment — 73.5%
Advanced Micro Devices, Inc.*	55,673	2,179,598
Analog Devices, Inc.	18,944	2,139,725
Applied Materials, Inc.	47,375	2,743,012
Broadcom, Inc.	20,419	6,456,692
Cirrus Logic, Inc.*	2,981	213,738
Cree, Inc.*	5,487	242,580
Cypress Semiconductor Corp.	18,940	444,143
Entegris, Inc.	6,932	328,022
Intel Corp.	227,193	13,188,554
KLA Corp.	8,167	1,338,245
Lam Research Corp.	7,413	1,978,011
Marvell Technology Group Ltd.	33,907	894,128
Maxim Integrated Products, Inc.	13,912	788,393
Microchip Technology, Inc.	12,208	1,154,144
Micron Technology, Inc.*	56,621	2,690,064
MKS Instruments, Inc.	2,794	296,946
Monolithic Power Systems, Inc.	2,063	331,483
NVIDIA Corp.	31,233	6,769,440
ON Semiconductor Corp.*	21,051	451,965
Qorvo, Inc.*	6,041	629,533
QUALCOMM, Inc.	58,887	4,920,009
Semtech Corp.*	3,412	165,345
Silicon Laboratories, Inc.*	2,222	235,376
Skyworks Solutions, Inc.	8,806	865,630
Teradyne, Inc.	8,717	545,597
Texas Instruments, Inc.	47,880	5,755,655
Universal Display Corp.	2,174	422,234
Xilinx, Inc.	12,954	1,201,872
		59,370,134
Total Common Stocks (Cost $53,621,621)		59,460,673
Investments	Principal Amount	Value
Short-Term Investments — 26.7%
Repurchase Agreements (b) — 26.7%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $21,590,525 (Cost $21,587,664)	$21,587,664	$21,587,664
Total Investments — 100.3% (Cost $75,209,285)		81,048,337
Liabilities in excess of other assets — (0.3%)		(261,587)
Net Assets — 100.0%		$80,786,750

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,597,325.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,929,344
Aggregate gross unrealized depreciation	(1,059,872)
Net unrealized appreciation	$4,869,472
Federal income tax cost	$75,653,730

See accompanying notes to the financial statements.

94 :: USD ULTRA SEMICONDUCTORS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
9,329,224	12/7/2020	Bank of America NA	2.06%	Dow Jones U.S. SemiconductorsSM Index[6]	(11,752)	752	11,000	—
1,283,415	1/13/2020	Credit Suisse International	2.01%	Dow Jones U.S. SemiconductorsSM Index[6]	105,397	—	—	105,397
6,504,253	1/6/2021	Morgan Stanley & Co. International plc	2.16%	Dow Jones U.S. SemiconductorsSM Index[6]	(38,677)	—	38,677	—
52,224,726	1/6/2021	Societe Generale	2.41%	Dow Jones U.S. SemiconductorsSM Index[6]	(327,764)	203,783	123,981	—
32,805,292	11/8/2021	UBS AG	2.11%	Dow Jones U.S. SemiconductorsSM Index[6]	(252,339)	230,473	21,866	—
102,146,910					(525,135)
				Total Unrealized Appreciation	105,397
				Total Unrealized Depreciation	(630,532)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA SEMICONDUCTORS USD :: 95

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 76.0%
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	0.3%	1,670	$73,814
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.3%	968	72,387
American Equity Investment Life Holding Co.* (Insurance)	0.3%	2,099	62,382
American States Water Co. (Water Utilities)	0.3%	850	72,497
Ameris Bancorp (Banks)	0.3%	1,508	65,824
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	0.3%	1,076	63,990
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.7%	2,200	160,622
Avista Corp. (Multi-Utilities)	0.3%	1,526	72,149
Balchem Corp. (Chemicals)	0.3%	747	74,424
Barnes Group, Inc. (Machinery)	0.3%	1,098	64,991
Brady Corp., Class A (Commercial Services & Supplies)	0.3%	1,141	65,037
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	1,667	74,632
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	0.4%	671	89,518
Columbia Banking System, Inc. (Banks)	0.3%	1,683	65,772
Community Bank System, Inc. (Banks)	0.3%	1,191	80,809
CONMED Corp. (Health Care Equipment & Supplies)	0.3%	654	74,079
CVB Financial Corp. (Banks)	0.3%	3,073	65,639
Darling Ingredients, Inc.* (Food Products)	0.4%	3,801	90,464
El Paso Electric Co. (Electric Utilities)	0.3%	941	63,819
Exponent, Inc. (Professional Services)	0.3%	1,198	76,133
Glacier Bancorp, Inc. (Banks)	0.4%	1,977	86,691
Independent Bank Corp. (Banks)	0.3%	793	66,771
Itron, Inc.* (Electronic Equipment, Instruments & Components)	0.3%	810	64,865
J&J Snack Foods Corp. (Food Products)	0.3%	344	63,640
John Bean Technologies Corp. (Machinery)	0.3%	730	79,972
LCI Industries (Auto Components)	0.2%	577	61,427
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Lexington Realty Trust (Equity Real Estate Investment Trusts (REITs))	0.3%	5,717	$63,344
LHC Group, Inc.* (Health Care Providers & Services)	0.4%	683	91,112
Lithia Motors, Inc., Class A (Specialty Retail)	0.4%	517	83,020
Medicines Co. (The)* (Biotechnology)	0.6%	1,703	143,393
Moog, Inc., Class A (Aerospace & Defense)	0.3%	750	64,403
Neogen Corp.* (Health Care Equipment & Supplies)	0.3%	1,208	80,417
NeoGenomics, Inc.* (Life Sciences Tools & Services)	0.2%	2,396	61,841
Old National Bancorp (Banks)	0.3%	3,973	71,832
Omnicell, Inc.* (Health Care Technology)	0.3%	961	76,870
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	0.3%	677	61,939
Qualys, Inc.* (Software)	0.3%	780	68,258
RH* (Specialty Retail)	0.3%	368	75,657
RLI Corp. (Insurance)	0.4%	919	83,969
Simmons First National Corp., Class A (Banks)	0.3%	2,626	68,040
Simpson Manufacturing Co., Inc. (Building Products)	0.3%	937	76,084
SkyWest, Inc. (Airlines)	0.3%	1,175	73,602
South Jersey Industries, Inc. (Gas Utilities)	0.3%	2,131	66,573
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	0.3%	1,803	76,573
Strategic Education, Inc. (Diversified Consumer Services)	0.3%	507	71,862
TopBuild Corp.* (Household Durables)	0.4%	792	87,342
UniFirst Corp. (Commercial Services & Supplies)	0.3%	353	72,806
Universal Forest Products, Inc. (Building Products)	0.3%	1,415	70,184
Viavi Solutions, Inc.* (Communications Equipment)	0.3%	5,282	79,336
Watts Water Technologies, Inc., Class A (Machinery)	0.3%	638	61,860
Other Common Stocks (b)	59.8%	664,457	13,955,673
Total Common Stocks (Cost $21,155,918)			17,738,338

See accompanying notes to the financial statements.

96 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	No. of Rights	Value
Rights — 0.0% (c)
Schulman, Inc., CVR*(d)(e) (Cost $—)	0.0%	948	$496
		Shares
Securities Lending Reinvestments (f) — 0.7%
Investment Companies — 0.7%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $164,765)	0.7%	164,765	164,765
		Principal Amount
Short-Term Investments — 19.3%
Repurchase Agreements (g) — 19.3%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $4,504,648 (Cost $4,504,052)		$4,504,052	4,504,052
Total Investments — 96.0% (Cost $25,824,735)			22,407,651
Other assets less liabilities — 4.0%			928,983
Net Assets — 100.0%			$23,336,634

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,795,222.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $283,598, collateralized in the form of cash with a value of $164,765 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $136,275 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 5, 2019 - May 15, 2049; a total value of $301,040.

(c)  Represents less than 0.05% of net assets.

(d)  Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to $496, which represents approximately 0.00% of net assets of the Fund.

(e)  Illiquid security.

(f)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $164,765.

(g)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,160,387
Aggregate gross unrealized depreciation	(5,100,055)
Net unrealized depreciation	$(2,939,668)
Federal income tax cost	$25,873,488

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 97

Swap Agreements1

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
6,145,880	11/6/2020	Bank of America NA	2.03%	S&P SmallCap 600®	407,561	(266,815)	—	140,746
1,468,408	1/20/2021	Citibank NA	1.94%	S&P SmallCap 600®	13,128	—	—	13,128
2,780,834	11/8/2021	Credit Suisse International	1.96%	S&P SmallCap 600®	15,403	—	—	15,403
6,160,756	1/6/2021	Morgan Stanley & Co. International plc	2.11%	S&P SmallCap 600®	54,406	—	—	54,406
2,493,533	11/6/2020	Societe Generale	2.16%	S&P SmallCap 600®	(370,024)	1,180	315,124	(53,720)
9,886,964	11/6/2020	UBS AG	2.06%	S&P SmallCap 600®	405,695	(280,951)	—	124,744
28,936,375					526,169
				Total Unrealized Appreciation	896,193
				Total Unrealized Depreciation	(370,024)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Aerospace & Defense	1.3%
Air Freight & Logistics	0.5%
Airlines	0.7%
Auto Components	1.4%
Automobiles	0.2%
Banks	7.2%
Beverages	0.2%
Biotechnology	2.8%
Building Products	1.6%
Capital Markets	0.6%
Chemicals	2.1%
Commercial Services & Supplies	1.6%
Communications Equipment	0.8%
Construction & Engineering	0.5%
Construction Materials	0.1%
Consumer Finance	0.4%
Containers & Packaging	0.1%
Distributors	0.1%

See accompanying notes to the financial statements.

98 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Diversified Consumer Services	0.5%
Diversified Financial Services	0.1%
Diversified Telecommunication Services	0.8%
Electric Utilities	0.3%
Electrical Equipment	0.3%
Electronic Equipment, Instruments & Components	3.3%
Energy Equipment & Services	1.3%
Entertainment	0.1%
Equity Real Estate Investment Trusts (REITs)	5.1%
Food & Staples Retailing	0.4%
Food Products	1.2%
Gas Utilities	0.5%
Health Care Equipment & Supplies	2.4%
Health Care Providers & Services	2.5%
Health Care Technology	0.9%
Hotels, Restaurants & Leisure	1.2%
Household Durables	2.0%
Household Products	0.4%
Industrial Conglomerates	0.1%
Insurance	2.4%
Interactive Media & Services	0.1%
Internet & Direct Marketing Retail	0.3%
IT Services	1.6%
Leisure Products	0.3%
Life Sciences Tools & Services	0.8%
Machinery	4.3%
Marine	0.2%
Media	0.3%
Metals & Mining	0.9%
Mortgage Real Estate Investment Trusts (REITs)	1.3%
Multiline Retail	0.1%
Multi-Utilities	0.3%
Oil, Gas & Consumable Fuels	1.2%
Paper & Forest Products	0.6%
Personal Products	0.5%
Pharmaceuticals	0.9%
Professional Services	0.8%
Real Estate Management & Development	0.3%
Road & Rail	0.5%
Semiconductors & Semiconductor Equipment	2.9%
Software	1.9%
Specialty Retail	3.2%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	1.4%
Thrifts & Mortgage Finance	1.5%
Tobacco	0.3%
Trading Companies & Distributors	0.6%
Water Utilities	0.6%
Wireless Telecommunication Services	0.2%
Other[1]	24.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 99

Investments	Shares	Value
Common Stocks (a) — 75.8%
Communications Equipment — 3.2%
Arista Networks, Inc.*	2,505	$488,801
Ciena Corp.*	7,142	271,110
Cisco Systems, Inc.	195,482	8,857,289
CommScope Holding Co., Inc.*	8,939	121,570
EchoStar Corp., Class A*	2,107	88,642
F5 Networks, Inc.*	2,768	403,325
InterDigital, Inc.	1,431	81,281
Juniper Networks, Inc.	15,924	399,055
Lumentum Holdings, Inc.*	3,540	260,756
Motorola Solutions, Inc.	7,623	1,275,328
NetScout Systems, Inc.*	3,075	77,490
Ubiquiti, Inc. (b)	598	117,926
ViaSat, Inc.*	2,655	195,143
Viavi Solutions, Inc.*	10,537	158,266
		12,795,982
Diversified Telecommunication Services — 0.3%
CenturyLink, Inc.	45,204	655,006
GCI Liberty, Inc., Class A*	4,380	310,936
Zayo Group Holdings, Inc.*	10,879	372,497
		1,338,439
Electronic Equipment, Instruments & Components — 0.3%
CDW Corp.	6,668	900,513
II-VI, Inc.*	3	88
SYNNEX Corp.	1,880	230,883
Tech Data Corp.*	1,640	237,620
		1,369,104
Health Care Technology — 0.5%
Cerner Corp.	14,662	1,049,653
Veeva Systems, Inc., Class A*	5,990	893,588
		1,943,241
Household Durables — 0.2%
Garmin Ltd.	6,654	650,029
Interactive Media & Services — 15.2%
Alphabet, Inc., Class A*	13,792	17,986,009
Alphabet, Inc., Class C*	13,914	18,157,213
ANGI Homeservices, Inc., Class A*(b)	3,405	26,389
Cargurus, Inc.*	3,264	130,854
Facebook, Inc., Class A*	110,778	22,337,276
IAC/InterActiveCorp*	3,325	740,478
Match Group, Inc. (b)	2,519	177,539
Snap, Inc., Class A*	35,070	534,818
Investments	Shares	Value
Common Stocks (a) (continued)
Twitter, Inc.*	35,595	$1,100,241
Zillow Group, Inc., Class A*	1,588	62,027
Zillow Group, Inc., Class C*(b)	5,749	225,073
		61,477,917
Internet & Direct Marketing Retail — 0.4%
eBay, Inc.	36,299	1,289,341
Etsy, Inc.*	5,547	240,684
GrubHub, Inc.*	4,205	181,320
		1,711,345
IT Services — 3.6%
Akamai Technologies, Inc.*	7,598	661,938
Amdocs Ltd.	6,257	433,610
Booz Allen Hamilton Holding Corp.	6,457	469,811
CACI International, Inc., Class A*	1,146	274,261
Cognizant Technology Solutions Corp., Class A	25,432	1,630,446
DXC Technology Co.	12,063	450,312
EPAM Systems, Inc.*	2,526	535,133
Gartner, Inc.*	4,151	666,069
GoDaddy, Inc., Class A*	8,147	540,798
International Business Machines Corp.	40,792	5,484,484
KBR, Inc.	6,517	194,011
Leidos Holdings, Inc.	6,224	565,388
MongoDB, Inc.*(b)	1,425	211,897
Okta, Inc.*	4,910	637,220
Perspecta, Inc.	6,352	175,188
Science Applications International Corp.	2,256	192,550
Twilio, Inc., Class A*	5,596	577,955
VeriSign, Inc.*	4,796	914,789
		14,615,860
Semiconductors & Semiconductor Equipment — 13.2%
Advanced Micro Devices, Inc.*	49,986	1,956,952
Analog Devices, Inc.	17,009	1,921,167
Applied Materials, Inc.	42,538	2,462,950
Broadcom, Inc.	18,334	5,797,394
Cirrus Logic, Inc.*	2,677	191,941
Cree, Inc.*	4,927	217,823
Cypress Semiconductor Corp.	17,004	398,744
Entegris, Inc.	6,224	294,520
Intel Corp.	203,987	11,841,445
KLA Corp.	7,334	1,201,749
Lam Research Corp.	6,657	1,776,287
Marvell Technology Group Ltd.	30,443	802,782
Maxim Integrated Products, Inc.	12,491	707,865
Microchip Technology, Inc.	10,963	1,036,442

See accompanying notes to the financial statements.

100 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Micron Technology, Inc.*	50,838	$2,415,313
MKS Instruments, Inc.	2,508	266,550
Monolithic Power Systems, Inc.	1,853	297,740
NVIDIA Corp.	28,042	6,077,823
ON Semiconductor Corp.*	18,901	405,805
Qorvo, Inc.*	5,424	565,235
QUALCOMM, Inc.	55,897	4,670,194
Semtech Corp.*	3,064	148,482
Silicon Laboratories, Inc.*	1,996	211,436
Skyworks Solutions, Inc.	7,907	777,258
Teradyne, Inc.	7,825	489,767
Texas Instruments, Inc.	42,992	5,168,068
Universal Display Corp.	1,951	378,923
Xilinx, Inc.	11,630	1,079,032
		53,559,687
Software — 24.7%
ACI Worldwide, Inc.*	5,373	201,487
Adobe, Inc.*	22,352	6,918,615
Alteryx, Inc., Class A*	2,145	243,522
Anaplan, Inc.*	3,866	208,455
ANSYS, Inc.*	3,872	986,160
Aspen Technology, Inc.*	3,176	398,270
Autodesk, Inc.*	10,112	1,829,261
Avalara, Inc.*	3,025	236,041
Blackbaud, Inc.	2,264	187,640
Cadence Design Systems, Inc.*	12,899	906,155
CDK Global, Inc.	5,579	298,755
Cerence, Inc.*	1,644	25,581
Ceridian HCM Holding, Inc.*(b)	4,104	247,717
Citrix Systems, Inc.	5,665	639,069
CommVault Systems, Inc.*	1,915	96,937
Coupa Software, Inc.*	2,845	436,679
DocuSign, Inc.*	5,679	404,402
Dropbox, Inc., Class A*	9,853	182,182
Elastic NV*	1,443	114,589
Fair Isaac Corp.*	1,331	489,475
FireEye, Inc.*	9,888	165,723
Fortinet, Inc.*	6,535	686,894
Guidewire Software, Inc.*	3,767	458,934
HubSpot, Inc.*	1,841	277,991
Intuit, Inc.	11,973	3,099,690
j2 Global, Inc.	2,140	207,623
LogMeIn, Inc.	2,277	177,560
Manhattan Associates, Inc.*	2,961	247,273
Microsoft Corp.	351,587	53,223,240
New Relic, Inc.*	2,286	155,494
NortonLifeLock, Inc.	26,180	651,882
Nuance Communications, Inc.*	13,152	235,815
Nutanix, Inc., Class A*	6,596	246,361
Investments	Shares	Value
Common Stocks (a) (continued)
Oracle Corp.	101,368	$5,690,799
Palo Alto Networks, Inc.*	4,419	1,004,085
Paycom Software, Inc.*	2,259	625,314
Paylocity Holding Corp.*	1,638	200,360
Pegasystems, Inc.	1,750	135,835
Pluralsight, Inc., Class A*	3,776	64,154
Proofpoint, Inc.*	2,581	306,339
PTC, Inc.*	4,773	365,612
RealPage, Inc.*	3,664	201,630
RingCentral, Inc., Class A*	3,305	570,013
salesforce.com, Inc.*	40,383	6,577,987
ServiceNow, Inc.*	8,632	2,443,201
Smartsheet, Inc., Class A*	4,024	190,858
SolarWinds Corp.*	2,999	58,001
Splunk, Inc.*	6,916	1,032,005
SS&C Technologies Holdings, Inc.	10,167	610,528
Synopsys, Inc.*	6,921	976,138
Teradata Corp.*	5,255	139,573
Trade Desk, Inc. (The), Class A*	1,798	473,485
Tyler Technologies, Inc.*	1,775	515,052
Verint Systems, Inc.*	3,029	147,240
VMware, Inc., Class A	3,621	563,500
Workday, Inc., Class A*	7,458	1,335,877
Zendesk, Inc.*	5,109	403,611
Zoom Video Communications, Inc., Class A*	1,109	82,620
Zscaler, Inc.*	2,951	153,836
		99,753,125
Technology Hardware, Storage & Peripherals — 14.2%
Apple, Inc.	195,563	52,264,212
Dell Technologies, Inc., Class C*	7,007	339,769
Hewlett Packard Enterprise Co.	60,119	951,684
HP, Inc.	68,237	1,370,199
NCR Corp.*	5,535	181,714
NetApp, Inc.	10,957	663,885
Pure Storage, Inc., Class A*	10,269	165,023
Seagate Technology plc	10,900	650,512
Western Digital Corp.	13,630	685,998
Xerox Holdings Corp.	8,764	341,182
		57,614,178
Total Common Stocks (Cost $278,157,380)		306,828,907
Securities Lending Reinvestments (c) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $664,726)	664,726	664,726

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 101

Investments	Principal Amount	Value
Short-Term Investments — 27.3%
Repurchase Agreements (d) — 27.3%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $110,464,033 (Cost $110,449,397)	$110,449,397	$110,449,397
Total Investments — 103.3% (Cost $389,271,503)		417,943,030
Liabilities in excess of other assets — (3.3%)		(13,393,761)
Net Assets — 100.0%		$404,549,269

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $152,410,204.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $786,424, collateralized in the form of cash with a value of $664,726 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $146,567 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.75%, and maturity dates ranging from December 5, 2019 - May 15, 2049; a total value of $811,293.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $664,726.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,293,681
Aggregate gross unrealized depreciation	(19,850,752)
Net unrealized appreciation	$33,442,929
Federal income tax cost	$389,440,183

Swap Agreements1

Ultra Technology had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
58,336,579	12/7/2020	Bank of America NA	1.66%	iShares® U.S. Technology ETF	1,365,499
67,315,350	12/7/2020	Bank of America NA	2.11%	Dow Jones U.S. TechnologySM Index[6]	1,049,582
125,651,929					2,415,081	(2,415,081)	—	—
77,673,574	12/7/2020	BNP Paribas SA	2.31%	Dow Jones U.S. TechnologySM Index[6]	6,389,616	(6,389,616)	—	—
70,488,561	11/6/2020	Citibank NA	1.89%	Dow Jones U.S. TechnologySM Index[6]	2,270,576	—	(2,270,576)	—
10,927,015	11/8/2021	Credit Suisse International	1.96%	Dow Jones U.S. TechnologySM Index[6]	170,583	—	—	170,583
50,087,429	12/7/2020	Goldman Sachs International	1.62%	iShares® U.S. Technology ETF	725,964
76,926,093	12/7/2020	Goldman Sachs International	2.09%	Dow Jones U.S. TechnologySM Index[6]	243,115
127,013,522					969,079	(969,079)	—	—

See accompanying notes to the financial statements.

102 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
4,790,775	1/6/2021	Morgan Stanley & Co. International plc	2.36%	Dow Jones U.S. TechnologySM Index[6]	74,108
5,047,279	12/6/2019	Morgan Stanley & Co. International plc	2.11%	iShares® U.S. Technology ETF	838,620
9,838,054					912,728	(878,000)	—	34,728
247,867	1/13/2020	Societe Generale	2.16%	Dow Jones U.S. TechnologySM Index[6]	(10,484,458)	10,388,828	95,630	—
81,190,182	11/8/2021	UBS AG	2.36%	Dow Jones U.S. TechnologySM Index[6]	2,296,877	(2,296,877)	—	—
503,030,704					4,940,082
				Total Unrealized Appreciation	15,424,540
				Total Unrealized Depreciation	(10,484,458)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 103

Investments	Shares	Value
Common Stocks (a) — 86.9%
Communications Equipment — 26.6%
Acacia Communications, Inc.*	226	$15,061
ADTRAN, Inc.	289	2,656
Applied Optoelectronics, Inc.*	115	1,230
Arista Networks, Inc.*	328	64,003
CalAmp Corp.*	203	2,129
Ciena Corp.*	936	35,530
Cisco Systems, Inc.	1,622	73,493
CommScope Holding Co., Inc.*	1,171	15,926
Comtech Telecommunications Corp.	146	5,517
EchoStar Corp., Class A*	275	11,569
Extreme Networks, Inc.*	729	5,125
F5 Networks, Inc.*	363	52,893
Harmonic, Inc.*	541	4,469
Juniper Networks, Inc.	2,087	52,300
Lumentum Holdings, Inc.*	464	34,178
Motorola Solutions, Inc.	491	82,144
NETGEAR, Inc.*	188	4,721
NetScout Systems, Inc.*	403	10,156
Plantronics, Inc.	196	4,967
Ubiquiti, Inc. (b)	79	15,579
ViaSat, Inc.*	347	25,504
Viavi Solutions, Inc.*	1,381	20,743
		539,893
Diversified Telecommunication Services — 49.6%
AT&T, Inc.	10,473	391,481
ATN International, Inc.	65	3,650
CenturyLink, Inc.	5,922	85,810
Cincinnati Bell, Inc.*	305	1,979
Consolidated Communications Holdings, Inc.	435	1,579
GCI Liberty, Inc., Class A*	573	40,677
Globalstar, Inc.*(b)	3,678	1,434
Iridium Communications, Inc.*	584	13,607
ORBCOMM, Inc.*	482	1,933
Verizon Communications, Inc.	6,748	406,499
Vonage Holdings Corp.*	1,372	10,853
Zayo Group Holdings, Inc.*	1,425	48,792
		1,008,294
Electronic Equipment, Instruments & Components — 0.0% (c)
II-VI, Inc.*	1	29
Household Durables — 4.2%
Garmin Ltd.	871	85,088
Wireless Telecommunication Services — 6.5%
Shenandoah Telecommunications Co.	282	10,589
Spok Holdings, Inc.	108	1,329
Sprint Corp.*	3,704	21,928
Investments	Shares	Value
Common Stocks (a) (continued)
Telephone & Data Systems, Inc.	589	$13,965
T-Mobile US, Inc.*	1,018	79,964
United States Cellular Corp.*	94	3,188
		130,963
Total Common Stocks (Cost $1,698,238)		1,764,267
Securities Lending Reinvestments (d) — 0.3%
Investment Companies — 0.3%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $6,775)	6,775	6,775
	Principal Amount
Short-Term Investments — 5.5%
Repurchase Agreements (e) — 5.5%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $111,539 (Cost $111,526)	$111,526	111,526
Total Investments — 92.7% (Cost $1,816,539)		1,882,568
Other assets less liabilities — 7.3%		148,347
Net Assets — 100.0%		$2,030,915

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $604,671.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $6,462, collateralized in the form of cash with a value of $6,775 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  Represents less than 0.05% of net assets.

(d)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $6,775.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,448
Aggregate gross unrealized depreciation	(38,133)
Net unrealized appreciation	$52,315
Federal income tax cost	$1,818,234

See accompanying notes to the financial statements.

104 :: LTL ULTRA TELECOMMUNICATIONS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
58,882	11/6/2020	Bank of America NA	2.06%	iShares® U.S. Telecommunications ETF	(7,025)
79,375	12/7/2020	Bank of America NA	2.06%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	(35)
138,257					(7,060)	4,700	2,360	—
191,539	11/6/2020	Citibank NA	1.89%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	(63)	—	63	—
56,232	11/8/2021	Credit Suisse International	2.06%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	(462)	—	—	(462)
62,396	11/6/2020	Goldman Sachs International	2.09%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	1,301	—	—	1,301
180,996	1/6/2021	Morgan Stanley & Co. International plc	2.01%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	(1,473)
280,917	1/6/2021	Morgan Stanley & Co. International plc	1.71%	iShares® U.S. Telecommunications ETF	(1,946)
461,913					(3,419)	—	3,419	—
1,168,565	1/6/2021	Societe Generale	2.16%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	(1,624)	—	1,624	—
226,684	11/8/2021	UBS AG	2.11%	Dow Jones U.S. Select TelecommunicationsSM Index[6]	(692)	—	692	—
2,305,586					(12,019)
				Total Unrealized Appreciation	1,301
				Total Unrealized Depreciation	(13,320)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA TELECOMMUNICATIONS LTL :: 105

Investments	Shares	Value
Common Stocks (a) — 78.3%
Electric Utilities — 45.3%
ALLETE, Inc.	1,526	$122,248
Alliant Energy Corp.	7,020	372,060
American Electric Power Co., Inc.	14,595	1,333,253
Avangrid, Inc.	1,644	79,799
Duke Energy Corp.	21,534	1,898,653
Edison International	10,584	731,354
El Paso Electric Co.	1,205	81,723
Entergy Corp.	5,877	684,024
Evergy, Inc.	6,960	440,359
Eversource Energy	9,564	790,369
Exelon Corp.	28,716	1,274,990
FirstEnergy Corp.	15,960	761,132
Hawaiian Electric Industries, Inc.	3,221	140,661
IDACORP, Inc.	1,489	156,420
NextEra Energy, Inc.	14,446	3,377,764
Pinnacle West Capital Corp.	3,319	290,048
PNM Resources, Inc.	2,354	114,051
Portland General Electric Co.	2,641	146,602
PPL Corp.	21,353	726,643
Southern Co. (The)	30,893	1,915,057
Xcel Energy, Inc.	15,498	952,972
		16,390,182
Gas Utilities — 3.7%
Atmos Energy Corp.	3,494	373,718
National Fuel Gas Co.	2,551	114,846
New Jersey Resources Corp.	2,659	113,114
ONE Gas, Inc.	1,558	138,459
South Jersey Industries, Inc.	2,731	85,316
Southwest Gas Holdings, Inc.	1,605	121,595
Spire, Inc.	1,502	116,285
UGI Corp.	6,174	268,878
		1,332,211
Independent Power and Renewable Electricity Producers — 2.8%
AES Corp.	19,621	371,033
NRG Energy, Inc.	7,477	297,062
Vistra Energy Corp.	13,370	354,706
		1,022,801
Multi-Utilities — 24.0%
Ameren Corp.	7,265	540,007
Avista Corp.	1,954	92,385
Black Hills Corp.	1,805	138,209
CenterPoint Energy, Inc.	14,841	364,495
CMS Energy Corp.	8,387	514,123
Consolidated Edison, Inc.	9,817	852,999
Investments	Shares	Value
Common Stocks (a) (continued)
Dominion Energy, Inc.	24,293	$2,018,991
DTE Energy Co.	5,419	677,050
MDU Resources Group, Inc.	5,883	170,842
NiSource, Inc.	11,035	291,876
NorthWestern Corp.	1,491	106,711
Public Service Enterprise Group, Inc.	14,944	886,329
Sempra Energy	8,115	1,195,096
WEC Energy Group, Inc.	9,323	826,484
		8,675,597
Water Utilities — 2.5%
American Water Works Co., Inc.	5,339	646,179
Aqua America, Inc.	6,377	282,310
		928,489
Total Common Stocks (Cost $27,368,361)		28,349,280
	Principal Amount
Short-Term Investments — 17.7%
Repurchase Agreements (b) — 17.7%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $6,417,391 (Cost $6,416,541)	$6,416,541	6,416,541
Total Investments — 96.0% (Cost $33,784,902)		34,765,821
Other assets less liabilities — 4.0%		1,434,140
Net Assets — 100.0%		$36,199,961

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,834,574.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,993,605
Aggregate gross unrealized depreciation	(447,177)
Net unrealized appreciation	$1,546,428
Federal income tax cost	$33,788,217

See accompanying notes to the financial statements.

106 :: UPW ULTRA UTILITIES :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

Ultra Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
1,627,864	1/6/2020	Bank of America NA	1.96%	Dow Jones U.S. UtilitiesSM Index[6]	349,166
9,501,422	1/6/2021	Bank of America NA	2.06%	iShares® U.S. Utilities ETF	28,396
11,129,286					377,562	(377,562)	—	—
4,969,393	11/8/2021	Credit Suisse International	2.01%	Dow Jones U.S. UtilitiesSM Index[6]	42,547	—	(42,547)	—
698,600	1/6/2021	Morgan Stanley & Co. International plc	2.11%	Dow Jones U.S. UtilitiesSM Index[6]	5,980
843,116	12/6/2019	Morgan Stanley & Co. International plc	1.91%	iShares® U.S. Utilities ETF	69,440
1,541,716					75,420	(75,420)
11,204,312	1/6/2021	Societe Generale	2.16%	Dow Jones U.S. UtilitiesSM Index[6]	31,850	—	—	31,850
15,251,038	11/8/2021	UBS AG	2.11%	Dow Jones U.S. UtilitiesSM Index[6]	41,445	—	—	41,445
44,095,745					568,824
				Total Unrealized Appreciation	568,824

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRA UTILITIES UPW :: 107

Investments	Shares	Value
Common Stocks (a) — 73.5%
Diversified Telecommunication Services — 7.7%
AT&T, Inc.	1,243	$46,463
CenturyLink, Inc.	1,300	18,837
Verizon Communications, Inc.	784	47,228
		112,528
Entertainment — 14.9%
Activision Blizzard, Inc.	842	46,167
Electronic Arts, Inc.*	390	39,394
Netflix, Inc.*	161	50,660
Take-Two Interactive Software, Inc.*	149	18,081
Viacom, Inc., Class B	470	11,313
Walt Disney Co. (The)	340	51,537
		217,152
Interactive Media & Services — 34.0%
Alphabet, Inc., Class A*	97	126,497
Alphabet, Inc., Class C*	97	126,581
Facebook, Inc., Class A*	1,024	206,479
TripAdvisor, Inc.	139	3,948
Twitter, Inc.*	1,024	31,652
		495,157
Media — 14.6%
CBS Corp. (Non-Voting), Class B	434	17,525
Charter Communications, Inc., Class A*	110	51,701
Comcast Corp., Class A	1,004	44,327
Discovery, Inc., Class A*	207	6,818
Discovery, Inc., Class C*	460	14,039
DISH Network Corp., Class A*	319	10,900
Fox Corp., Class A	471	16,843
Fox Corp., Class B	215	7,521
Interpublic Group of Cos., Inc. (The)	509	11,402
News Corp., Class A	510	6,569
News Corp., Class B	159	2,094
Omnicom Group, Inc.	290	23,049
		212,788
Wireless Telecommunication Services — 2.3%
T-Mobile US, Inc.*	418	32,834
Total Common Stocks (Cost $1,028,985)		1,070,459
Investments	Principal Amount	Value
Short-Term Investments — 16.0%
Repurchase Agreements (b) — 16.0%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $233,803 (Cost $233,772)	$233,772	$233,772
Total Investments — 89.5% (Cost $1,262,757)		1,304,231
Other assets less liabilities — 10.5%		153,070
Net Assets — 100.0%		$1,457,301

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $105,938.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$228,411
Aggregate gross unrealized depreciation	(21,798)
Net unrealized appreciation	$206,613
Federal income tax cost	$1,265,564

See accompanying notes to the financial statements.

108 :: UCOM ULTRAPRO COMMUNICATION SERVICES SELECT SECTOR :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
248,981	2/8/2021	Goldman Sachs International	2.09%	Communication Services Select Sector Index[6]	12,158	—	—	12,158
2,890,041	11/8/2021	Societe Generale	2.11%	Communication Services Select Sector Index[6]	52,464	—	—	52,464
164,157	12/7/2020	UBS AG	2.11%	Communication Services Select Sector Index[6]	103,324	—	—	103,324
3,303,179					167,946
				Total Unrealized Appreciation	167,946

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO COMMUNICATION SERVICES SELECT SECTOR UCOM :: 109

Investments	Shares	Value
Common Stocks (a) — 75.2%
Aerospace & Defense — 9.3%
Boeing Co. (The)	77,638	$28,429,483
United Technologies Corp.	77,638	11,516,821
		39,946,304
Banks — 2.4%
JPMorgan Chase & Co.	77,638	10,229,583
Beverages — 1.0%
Coca-Cola Co. (The)	77,639	4,145,923
Capital Markets — 4.0%
Goldman Sachs Group, Inc. (The)	77,638	17,185,171
Chemicals — 1.0%
Dow, Inc.	77,639	4,143,593
Communications Equipment — 0.8%
Cisco Systems, Inc.	77,639	3,517,823
Consumer Finance — 2.2%
American Express Co.	77,638	9,325,877
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	77,638	4,676,913
Entertainment — 2.8%
Walt Disney Co. (The)	77,638	11,768,368
Food & Staples Retailing — 3.2%
Walgreens Boots Alliance, Inc.	77,638	4,627,225
Walmart, Inc.	77,638	9,245,909
		13,873,134
Health Care Providers & Services — 5.1%
UnitedHealth Group, Inc.	77,638	21,728,547
Hotels, Restaurants & Leisure — 3.5%
McDonald's Corp.	77,638	15,099,038
Household Products — 2.2%
Procter & Gamble Co. (The)	77,638	9,476,494
Investments	Shares	Value
Common Stocks (a) (continued)
Industrial Conglomerates — 3.1%
3M Co.	77,638	$13,180,603
Insurance — 2.5%
Travelers Cos., Inc. (The)	77,638	10,614,667
IT Services — 5.8%
International Business Machines Corp.	77,638	10,438,429
Visa, Inc., Class A	77,638	14,324,988
		24,763,417
Machinery — 2.6%
Caterpillar, Inc.	77,638	11,236,548
Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	77,638	9,093,739
Exxon Mobil Corp.	77,638	5,289,477
		14,383,216
Pharmaceuticals — 4.8%
Johnson & Johnson	77,638	10,674,449
Merck & Co., Inc.	77,638	6,768,481
Pfizer, Inc.	77,639	2,990,654
		20,433,584
Semiconductors & Semiconductor Equipment — 1.1%
Intel Corp.	77,639	4,506,944
Software — 2.7%
Microsoft Corp	77,638	11,752,840
Specialty Retail — 4.0%
Home Depot, Inc. (The)	77,638	17,119,955
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	77,638	20,748,756
Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	77,638	7,258,377
Total Common Stocks (Cost $325,494,102)		321,115,675

See accompanying notes to the financial statements.

110 :: UDOW ULTRAPRO DOW30SM :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 19.1%
Repurchase Agreements (b) — 19.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $81,731,442 (Cost $81,720,612)	$81,720,612	$81,720,612
Total Investments — 94.3% (Cost $407,214,714)		402,836,287
Other assets less liabilities — 5.7%		24,532,363
Net Assets — 100.0%		$427,368,650

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $103,770,593.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,091,858
Aggregate gross unrealized depreciation	(14,322,150)
Net unrealized appreciation	$17,769,708
Federal income tax cost	$407,422,741

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	118	12/20/2019	USD	$16,553,630	$428,934

Swap Agreements1

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
147,655,413	12/7/2020	Bank of America NA	2.09%	Dow Jones Industrial AverageSM	3,271,264	(3,271,264)	—	—
162,333,510	11/6/2020	BNP Paribas SA	2.31%	Dow Jones Industrial AverageSM	3,572,146	(3,572,146)	—	—
26,873,251	1/20/2021	Citibank NA	2.11%	Dow Jones Industrial AverageSM	594,795	—	(560,000)	34,795
117,335,261	11/6/2020	Credit Suisse International	2.01%	Dow Jones Industrial AverageSM	4,680,898	—	(4,680,898)	—
140,565,616	11/8/2021	Goldman Sachs International	2.09%	Dow Jones Industrial AverageSM	719,906	(719,906)	—	—
7,465	1/6/2021	Morgan Stanley & Co. International plc	2.14%	SPDR® Dow Jones Industrial AverageSM ETF Trust	166

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO DOW30SM UDOW :: 111

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
67,323,384	1/6/2021	Morgan Stanley & Co. International plc	2.31%	Dow Jones Industrial AverageSM	1,455,756
67,330,849					1,455,922	(1,455,922)	—	—
213,527,333	1/6/2021	Societe Generale	2.11%	Dow Jones Industrial AverageSM	6,254,657	(6,232,135)	(22,523)	(1)
68,725,955	11/8/2021	UBS AG	2.26%	Dow Jones Industrial AverageSM	1,377,640	(1,377,640)	—	—
944,347,188					21,927,228
				Total Unrealized Appreciation	21,927,228

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

112 :: UDOW ULTRAPRO DOW30SM :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 65.0%
Banks — 28.2%
Bank of America Corp.	42,028	$1,400,373
BB&T Corp.	3,842	210,234
Citigroup, Inc.	11,331	851,185
Citizens Financial Group, Inc.	2,242	86,227
Comerica, Inc.	749	52,737
Fifth Third Bancorp	3,664	110,616
First Republic Bank	843	92,646
Huntington Bancshares, Inc.	5,205	77,502
JPMorgan Chase & Co.	16,032	2,112,376
KeyCorp	5,031	97,551
M&T Bank Corp.	670	110,376
People's United Financial, Inc.	2,000	33,000
PNC Financial Services Group, Inc. (The)	2,233	342,118
Regions Financial Corp.	5,004	83,267
SunTrust Banks, Inc.	2,227	157,761
SVB Financial Group*	258	59,786
US Bancorp	7,191	431,676
Wells Fargo & Co.	20,107	1,095,027
Zions Bancorp NA	887	44,155
		7,448,613
Capital Markets — 13.7%
Affiliated Managers Group, Inc.	254	21,684
Ameriprise Financial, Inc.	656	107,499
Bank of New York Mellon Corp. (The)	4,302	210,669
BlackRock, Inc.	589	291,502
Cboe Global Markets, Inc.	560	66,584
Charles Schwab Corp. (The)	5,834	288,783
CME Group, Inc.	1,796	364,103
E*TRADE Financial Corp.	1,202	53,249
Franklin Resources, Inc.	1,415	38,898
Goldman Sachs Group, Inc. (The)	1,624	359,472
Intercontinental Exchange, Inc.	2,811	264,712
Invesco Ltd.	1,931	33,908
MarketAxess Holdings, Inc.	190	76,726
Moody's Corp.	816	184,963
Morgan Stanley	6,300	311,724
MSCI, Inc.	425	110,156
Nasdaq, Inc.	578	60,574
Northern Trust Corp.	1,078	115,605
Raymond James Financial, Inc.	620	55,688
S&P Global, Inc.	1,235	326,843
State Street Corp.	1,868	140,287
T. Rowe Price Group, Inc.	1,181	145,924
		3,629,553
Consumer Finance — 3.4%
American Express Co.	3,411	409,729
Capital One Financial Corp.	2,358	235,824
Investments	Shares	Value
Common Stocks (a) (continued)
Discover Financial Services	1,596	$135,452
Synchrony Financial	3,061	114,512
		895,517
Diversified Financial Services — 8.2%
Berkshire Hathaway, Inc., Class B*	9,833	2,166,210
Insurance — 11.5%
Aflac, Inc.	3,713	203,621
Allstate Corp. (The)	1,651	183,839
American International Group, Inc.	4,363	229,755
Aon plc	1,183	240,871
Arthur J Gallagher & Co.	933	87,021
Assurant, Inc.	307	40,791
Chubb Ltd.	2,285	346,132
Cincinnati Financial Corp.	761	81,465
Everest Re Group Ltd.	205	55,608
Globe Life, Inc.	503	51,688
Hartford Financial Services Group, Inc. (The)	1,814	112,214
Lincoln National Corp.	1,004	59,286
Loews Corp.	1,304	66,374
Marsh & McLennan Cos., Inc.	2,538	274,282
MetLife, Inc.	3,992	199,241
Principal Financial Group, Inc.	1,300	71,630
Progressive Corp. (The)	2,932	214,183
Prudential Financial, Inc.	2,016	188,738
Travelers Cos., Inc. (The)	1,306	178,556
Unum Group	1,046	32,154
Willis Towers Watson plc	646	126,900
		3,044,349
Total Common Stocks (Cost $16,730,430)		17,184,242
	Principal Amount
Short-Term Investments — 24.6%
Repurchase Agreements (b) — 24.6%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $6,494,715 (Cost $6,493,854)	$6,493,854	6,493,854
Total Investments — 89.6% (Cost $23,224,284)		23,678,096
Other assets less liabilities — 10.4%		2,759,612
Net Assets — 100.0%		$26,437,708

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO FINANCIAL SELECT SECTOR FINU :: 113

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,241,921.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,992,768
Aggregate gross unrealized depreciation	(767,367)
Net unrealized appreciation	$2,225,401
Federal income tax cost	$23,224,284

Swap Agreements1

UltraPro Financial Select Sector had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
202,190	12/7/2020	Bank of America NA	2.21%	S&P Financial Select Sector Index[6]	3,177	—	—	3,177
13,277,245	11/8/2021	Credit Suisse International	2.11%	S&P Financial Select Sector Index[6]	216,997	—	(30,000)	186,997
12,396,645	11/6/2020	Goldman Sachs International	2.09%	S&P Financial Select Sector Index[6]	1,242,475	(1,242,475)	—	—
3,682,596	1/6/2021	Morgan Stanley & Co. International plc	2.46%	S&P Financial Select Sector Index[6]	59,679	—	—	59,679
21,353,290	1/6/2021	Societe Generale	2.26%	S&P Financial Select Sector Index[6]	156,765	—	—	156,765
11,199,058	11/8/2021	UBS AG	2.11%	S&P Financial Select Sector Index[6]	92,496	—	—	92,496
62,111,024					1,771,589
				Total Unrealized Appreciation	1,771,589

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

114 :: FINU ULTRAPRO FINANCIAL SELECT SECTOR :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 82.7%
Alleghany Corp.* (Insurance)	0.5%	151	$117,786
American Financial Group, Inc. (Insurance)	0.4%	782	85,793
Aqua America, Inc. (Water Utilities)	0.4%	2,262	100,139
Bio-Rad Laboratories, Inc., Class A* (Life Sciences Tools & Services)	0.4%	225	83,111
Bio-Techne Corp. (Life Sciences Tools & Services)	0.4%	400	87,300
Brown & Brown, Inc. (Insurance)	0.4%	2,447	92,350
Cable One, Inc. (Media)	0.3%	53	81,355
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	0.5%	1,015	113,223
Carlisle Cos., Inc. (Industrial Conglomerates)	0.4%	593	92,496
Cognex Corp. (Electronic Equipment, Instruments & Components)	0.4%	1,789	89,772
Cypress Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	0.4%	3,872	90,798
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	0.5%	432	127,138
FactSet Research Systems, Inc. (Capital Markets)	0.5%	401	104,120
Fair Isaac Corp.* (Software)	0.5%	303	111,428
Graco, Inc. (Machinery)	0.4%	1,748	84,446
Hubbell, Inc. (Electrical Equipment)	0.4%	570	83,801
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	0.4%	541	89,984
Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.3%	973	80,993
Lennox International, Inc. (Building Products)	0.4%	370	94,664
Liberty Property Trust (Equity Real Estate Investment Trusts (REITs))	0.4%	1,654	101,919
Live Nation Entertainment, Inc.* (Entertainment)	0.4%	1,457	101,713
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.5%	5,198	107,911
Molina Healthcare, Inc.* (Health Care Providers & Services)	0.4%	658	89,159
National Retail Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	1,799	100,276
Nordson Corp. (Machinery)	0.4%	536	88,885
OGE Energy Corp. (Electric Utilities)	0.4%	2,097	88,200
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Old Dominion Freight Line, Inc. (Road & Rail)	0.5%	670	$128,365
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	2,270	95,408
Pool Corp. (Distributors)	0.4%	418	86,296
PTC, Inc.* (Software)	0.4%	1,086	83,188
Reinsurance Group of America, Inc. (Insurance)	0.5%	658	108,873
Reliance Steel & Aluminum Co. (Metals & Mining)	0.4%	698	82,350
RenaissanceRe Holdings Ltd. (Insurance)	0.4%	463	87,197
Royal Gold, Inc. (Metals & Mining)	0.3%	688	80,682
RPM International, Inc. (Chemicals)	0.4%	1,359	100,199
SEI Investments Co. (Capital Markets)	0.4%	1,329	85,760
Service Corp. International (Diversified Consumer Services)	0.4%	1,911	84,122
STERIS plc (Health Care Equipment & Supplies)	0.6%	887	134,061
Teledyne Technologies, Inc.* (Aerospace & Defense)	0.6%	381	130,298
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	1,781	111,473
Toro Co. (The) (Machinery)	0.4%	1,117	87,327
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	0.5%	2,639	106,959
Tyler Technologies, Inc.* (Software)	0.5%	404	117,229
UGI Corp. (Gas Utilities)	0.4%	2,190	95,375
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	0.4%	444	86,234
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	0.5%	773	113,654
WEX, Inc.* (IT Services)	0.4%	454	91,313
WR Berkley Corp. (Insurance)	0.4%	1,516	103,088
XPO Logistics, Inc.* (Air Freight & Logistics)	0.3%	966	79,878
Zebra Technologies Corp., Class A* (Electronic Equipment, Instruments & Components)	0.6%	567	142,283
Other Common Stocks (b)	61.3%	374,854	14,007,507
Total Common Stocks (Cost $19,890,702)			18,917,879

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO MIDCAP400 UMDD :: 115

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $51,184)	0.2%	51,184	$51,184
		Principal Amount
Short-Term Investments — 7.7%
Repurchase Agreements (d) — 7.7%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $1,756,278 (Cost $1,756,044)		$1,756,044	1,756,044
Total Investments — 90.6% (Cost $21,697,930)			20,725,107
Other assets less liabilities — 9.4%			2,142,690
Net Assets — 100.0%			$22,867,797

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,606,241.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $125,874, collateralized in the form of cash with a value of $51,184 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $83,173 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from December 5, 2019 - May 15, 2049; a total value of $134,357.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $51,184.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,551,412
Aggregate gross unrealized depreciation	(2,766,212)
Net unrealized depreciation	$(214,800)
Federal income tax cost	$21,724,723

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	6	12/20/2019	USD	$1,205,520	$11,622

Swap Agreements1

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
5,257,833	1/6/2020	Bank of America NA	2.16%	S&P MidCap 400®	(20,694)	20,694	—	—
6,176,749	11/6/2020	BNP Paribas SA	2.16%	S&P MidCap 400®	265,305	(262,129)	—	3,176
4,942,959	11/6/2020	Citibank NA	1.99%	S&P MidCap 400®	50,450	—	(50,450)	—
7,168,410	12/10/2019	Credit Suisse International	2.01%	S&P MidCap 400®	258,726	—	(258,726)	—
520,628	12/7/2020	Goldman Sachs International	1.79%	SPDR® S&P MidCap 400® ETF Trust	4,952

See accompanying notes to the financial statements.

116 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
4,777,154	1/6/2020	Goldman Sachs International	2.04%	S&P MidCap 400®	(258,926)
5,297,782					(253,974)	—	253,974	—
2,701,642	1/6/2021	Morgan Stanley & Co. International plc	2.26%	S&P MidCap 400®	26,790	(180)	—	26,610
8,941,979	11/6/2020	Societe Generale	2.06%	S&P MidCap 400®	370,208	(370,208)	—	—
7,994,367	11/8/2021	UBS AG	2.11%	S&P MidCap 400®	76,383	—	—	76,383
48,481,721					773,194
				Total Unrealized Appreciation	1,052,814
				Total Unrealized Depreciation	(279,620)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Aerospace & Defense	1.2%
Air Freight & Logistics	0.4%
Airlines	0.3%
Auto Components	0.9%
Automobiles	0.2%
Banks	5.8%
Beverages	0.2%
Biotechnology	0.7%
Building Products	1.0%
Capital Markets	2.1%
Chemicals	2.1%
Commercial Services & Supplies	1.6%
Communications Equipment	0.9%
Construction & Engineering	1.1%
Construction Materials	0.2%
Consumer Finance	0.5%
Containers & Packaging	0.8%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO MIDCAP400 UMDD :: 117

Distributors	0.4%
Diversified Consumer Services	0.7%
Diversified Financial Services	0.2%
Electric Utilities	1.2%
Electrical Equipment	1.1%
Electronic Equipment, Instruments & Components	3.6%
Energy Equipment & Services	0.4%
Entertainment	0.7%
Equity Real Estate Investment Trusts (REITs)	8.8%
Food & Staples Retailing	0.5%
Food Products	1.4%
Gas Utilities	1.4%
Health Care Equipment & Supplies	3.4%
Health Care Providers & Services	1.9%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	3.5%
Household Durables	0.8%
Household Products	0.2%
Industrial Conglomerates	0.4%
Insurance	4.6%
Interactive Media & Services	0.1%
Internet & Direct Marketing Retail	0.4%
IT Services	2.0%
Leisure Products	0.7%
Life Sciences Tools & Services	1.5%
Machinery	3.6%
Marine	0.2%
Media	1.0%
Metals & Mining	1.7%
Multiline Retail	0.2%
Multi-Utilities	0.6%
Oil, Gas & Consumable Fuels	1.1%
Paper & Forest Products	0.3%
Personal Products	0.2%
Pharmaceuticals	0.6%
Professional Services	0.7%
Real Estate Management & Development	0.4%
Road & Rail	1.5%
Semiconductors & Semiconductor Equipment	3.1%
Software	3.2%
Specialty Retail	1.8%
Technology Hardware, Storage & Peripherals	0.2%
Textiles, Apparel & Luxury Goods	0.7%
Thrifts & Mortgage Finance	0.5%
Trading Companies & Distributors	0.6%
Water Utilities	0.4%
Wireless Telecommunication Services	0.1%
Other[1]	17.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

118 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 56.5%
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	0.5%	3,017	$136,640
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2.0%	4,683	533,581
Alkermes plc* (Biotechnology)	0.3%	3,281	68,967
Allakos, Inc.*(b) (Biotechnology)	0.4%	1,011	96,045
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1.0%	2,322	271,999
Amarin Corp. plc, ADR* (Biotechnology)	0.5%	6,856	145,827
Amgen, Inc. (Biotechnology)	4.8%	5,556	1,304,104
Argenx SE, ADR* (Biotechnology)	0.2%	446	66,030
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.5%	1,990	145,290
Ascendis Pharma A/S, ADR* (Biotechnology)	0.4%	954	109,882
BeiGene Ltd., ADR* (Biotechnology)	0.6%	842	171,170
Biogen, Inc.* (Biotechnology)	2.9%	2,637	790,599
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1.1%	3,748	302,501
Bio-Techne Corp. (Life Sciences Tools & Services)	0.6%	794	173,290
Bluebird Bio, Inc.* (Biotechnology)	0.4%	1,154	93,405
Blueprint Medicines Corp.* (Biotechnology)	0.3%	1,025	84,091
China Biologic Products Holdings, Inc.* (Biotechnology)	0.3%	799	93,171
CRISPR Therapeutics AG* (Biotechnology)	0.3%	1,141	81,753
Exelixis, Inc.* (Biotechnology)	0.4%	6,325	105,185
FibroGen, Inc.* (Biotechnology)	0.3%	1,815	76,902
Gilead Sciences, Inc. (Biotechnology)	4.5%	18,243	1,226,659
Global Blood Therapeutics, Inc.* (Biotechnology)	0.3%	1,254	83,391
Grifols SA, ADR (Biotechnology)	0.2%	2,638	60,357
GW Pharmaceuticals plc, ADR* (Pharmaceuticals)	0.2%	615	62,798
Halozyme Therapeutics, Inc.* (Biotechnology)	0.2%	3,055	59,236
Horizon Therapeutics plc* (Pharmaceuticals)	0.5%	3,894	127,645
Illumina, Inc.* (Life Sciences Tools & Services)	3.5%	2,960	949,450
Immunomedics, Inc.* (Biotechnology)	0.3%	4,009	75,289
Incyte Corp.* (Biotechnology)	1.6%	4,491	422,873
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Intercept Pharmaceuticals, Inc.* (Biotechnology)	0.3%	683	$74,017
Ionis Pharmaceuticals, Inc.* (Biotechnology)	0.7%	2,934	187,659
Iovance Biotherapeutics, Inc.* (Biotechnology)	0.2%	2,586	59,038
Jazz Pharmaceuticals plc* (Pharmaceuticals)	0.7%	1,183	178,775
Medicines Co. (The)* (Biotechnology)	0.5%	1,657	139,519
Mirati Therapeutics, Inc.* (Biotechnology)	0.3%	821	82,732
Mylan NV* (Pharmaceuticals)	0.7%	10,772	202,298
MyoKardia, Inc.* (Pharmaceuticals)	0.2%	963	62,740
Nektar Therapeutics* (Pharmaceuticals)	0.3%	3,660	74,261
Neurocrine Biosciences, Inc.* (Biotechnology)	0.8%	1,912	222,958
Novocure Ltd.* (Health Care Equipment & Supplies)	0.7%	2,051	189,061
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	0.5%	1,375	149,614
Reata Pharmaceuticals, Inc., Class A* (Pharmaceuticals)	0.4%	511	99,711
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2.7%	1,998	737,262
Sage Therapeutics, Inc.* (Biotechnology)	0.6%	1,078	166,842
Sarepta Therapeutics, Inc.* (Biotechnology)	0.6%	1,552	174,584
Seattle Genetics, Inc.* (Biotechnology)	1.6%	3,551	427,363
Spark Therapeutics, Inc.* (Biotechnology)	0.4%	880	97,803
Syneos Health, Inc.* (Life Sciences Tools & Services)	0.4%	2,161	118,661
United Therapeutics Corp.* (Biotechnology)	0.3%	916	84,510
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4.2%	5,175	1,147,556
Other Common Stocks (b)	10.3%	223,331	2,819,858
Total Common Stocks (Cost $17,185,535)			15,414,952
		No. of Rights
Rights — 0.0% (c)
Corium International, Inc., CVR*(d)(e) (Cost $—)	0.0%	1,033	186

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO NASDAQ BIOTECHNOLOGY UBIO :: 119

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (f) — 0.8%
Investment Companies — 0.8%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $217,855)	0.8%	217,855	$217,855
		Principal Amount
Short-Term Investments — 25.9%
Repurchase Agreements (g) — 25.9%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $7,079,960 (Cost $7,079,022)		$7,079,022	7,079,022
Total Investments — 83.2% (Cost $24,482,412)			22,712,015
Other assets less liabilities — 16.8%			4,574,490
Net Assets — 100.0%			$27,286,505

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,528,926.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $267,556, collateralized in the form of cash with a value of $217,855 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $54,115 of collateral in the form of

U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from December 5, 2019 - May 15, 2049; a total value of $271,970.

(c)  Represents less than 0.05% of net assets.

(d)  Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to $186, which represents approximately 0.00% of net assets of the Fund.

(e)  Illiquid security.

(f)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $217,855.

(g)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,118,494
Aggregate gross unrealized depreciation	(3,420,873)
Net unrealized appreciation	$697,621
Federal income tax cost	$24,768,432

Swap Agreements1

UltraPro Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
22,421,691	11/6/2020	Bank of America NA	1.86%	NASDAQ Biotechnology Index®	1,241,094	(1,190,953)	—	50,141
1,464,450	1/20/2021	Citibank NA	1.74%	NASDAQ Biotechnology Index®	137,322	—	—	137,322
8,176,193	11/6/2020	Goldman Sachs International	2.09%	NASDAQ Biotechnology Index®	303,762	(300,944)	—	2,818
15,023,755	1/6/2021	Societe Generale	2.16%	NASDAQ Biotechnology Index®	993,620	(877,169)	—	116,451
19,490,887	11/6/2020	UBS AG	1.76%	NASDAQ Biotechnology Index®	78,240	—	—	78,240
66,576,976					2,754,038
				Total Unrealized Appreciation	2,754,038

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

120 :: UBIO ULTRAPRO NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

UltraPro Nasdaq Biotechnology invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Biotechnology	45.3%
Chemicals	0.0%*
Health Care Equipment & Supplies	0.8%
Health Care Providers & Services	0.0%*
Life Sciences Tools & Services	5.6%
Pharmaceuticals	4.8%
Other[1]	43.5%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO NASDAQ BIOTECHNOLOGY UBIO :: 121

Investments	Shares	Value
Common Stocks (a) — 88.4%
Airlines — 0.4%
American Airlines Group, Inc.	165,168	$4,746,928
United Airlines Holdings, Inc.*	95,343	8,847,831
		13,594,759
Automobiles — 0.6%
Tesla, Inc.*	66,436	21,919,894
Beverages — 2.2%
Monster Beverage Corp.*	202,228	12,097,279
PepsiCo, Inc.	518,723	70,458,145
		82,555,424
Biotechnology — 4.3%
Alexion Pharmaceuticals, Inc.*	83,260	9,486,644
Amgen, Inc.	222,569	52,241,396
Biogen, Inc.*	68,392	20,504,605
BioMarin Pharmaceutical, Inc.*	66,524	5,369,152
Gilead Sciences, Inc.	469,933	31,598,295
Incyte Corp.*	79,837	7,517,452
Regeneron Pharmaceuticals, Inc.*	40,019	14,767,011
Vertex Pharmaceuticals, Inc.*	95,248	21,121,244
		162,605,799
Commercial Services & Supplies — 0.3%
Cintas Corp.	37,963	9,758,769
Communications Equipment — 1.9%
Cisco Systems, Inc.	1,588,292	71,965,511
Electric Utilities — 0.7%
Exelon Corp.	361,601	16,055,084
Xcel Energy, Inc.	191,094	11,750,370
		27,805,454
Entertainment — 2.4%
Activision Blizzard, Inc.	284,610	15,605,166
Electronic Arts, Inc.*	109,394	11,049,888
NetEase, Inc., ADR	27,062	8,533,190
Netflix, Inc.*	162,380	51,094,491
Take-Two Interactive Software, Inc.*	41,930	5,088,205
		91,370,940
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	163,163	48,917,899
Walgreens Boots Alliance, Inc.	335,068	19,970,053
		68,887,952
Investments	Shares	Value
Common Stocks (a) (continued)
Food Products — 1.1%
Kraft Heinz Co. (The)	452,656	$13,806,008
Mondelez International, Inc., Class A	535,064	28,112,263
		41,918,271
Health Care Equipment & Supplies — 1.1%
Align Technology, Inc.*	29,673	8,229,510
IDEXX Laboratories, Inc.*	31,931	8,033,201
Intuitive Surgical, Inc.*	42,813	25,383,828
		41,646,539
Health Care Providers & Services — 0.1%
Henry Schein, Inc.*	55,069	3,794,254
Health Care Technology — 0.2%
Cerner Corp.	118,099	8,454,707
Hotels, Restaurants & Leisure — 1.6%
Marriott International, Inc., Class A	122,179	17,149,044
Starbucks Corp.	444,134	37,942,368
Wynn Resorts Ltd.	39,869	4,818,169
		59,909,581
Insurance — 0.2%
Willis Towers Watson plc	47,901	9,409,672
Interactive Media & Services — 12.3%
Alphabet, Inc., Class A*	102,904	134,196,077
Alphabet, Inc., Class C*	116,986	152,662,051
Baidu, Inc., ADR*	104,567	12,394,326
Facebook, Inc., Class A*	811,909	163,713,331
		462,965,785
Internet & Direct Marketing Retail — 9.9%
Amazon.com, Inc.*	165,370	297,798,296
Booking Holdings, Inc.*	15,742	29,973,240
eBay, Inc.	311,222	11,054,606
Expedia Group, Inc.	50,785	5,162,803
JD.com, Inc., ADR*	343,242	11,206,851
MercadoLibre, Inc.*	18,476	10,726,796
Trip.com Group Ltd., ADR*	180,645	6,004,640
		371,927,232
IT Services — 3.6%
Automatic Data Processing, Inc.	161,085	27,510,096
Cognizant Technology Solutions Corp., Class A	204,910	13,136,780
Fiserv, Inc.*	252,181	29,313,520
Paychex, Inc.	133,352	11,484,274

See accompanying notes to the financial statements.

122 :: TQQQ ULTRAPRO QQQ :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
PayPal Holdings, Inc.*	436,593	$47,156,410
VeriSign, Inc.*	43,935	8,380,162
		136,981,242
Leisure Products — 0.1%
Hasbro, Inc.	46,833	4,762,916
Life Sciences Tools & Services — 0.5%
Illumina, Inc.*	54,527	17,490,081
Machinery — 0.3%
PACCAR, Inc.	128,560	10,460,927
Media — 3.6%
Charter Communications, Inc., Class A*	82,217	38,642,812
Comcast Corp., Class A	1,682,863	74,298,401
Fox Corp., Class A	127,995	4,577,101
Fox Corp., Class B	97,440	3,408,451
Liberty Global plc, Class A*	67,355	1,518,855
Liberty Global plc, Class C*	162,839	3,501,039
Sirius XM Holdings, Inc.	1,651,017	11,524,099
		137,470,758
Multiline Retail — 0.2%
Dollar Tree, Inc.*	87,828	8,032,749
Pharmaceuticals — 0.1%
Mylan NV*	191,331	3,593,196
Professional Services — 0.2%
Verisk Analytics, Inc.	60,727	8,956,018
Road & Rail — 0.7%
CSX Corp.	296,185	21,189,075
JB Hunt Transport Services, Inc.	39,681	4,587,917
		25,776,992
Semiconductors & Semiconductor Equipment — 11.0%
Advanced Micro Devices, Inc.*	402,744	15,767,428
Analog Devices, Inc.	137,027	15,477,200
Applied Materials, Inc.	342,778	19,846,846
ASML Holding NV (Registered), NYRS	26,936	7,289,420
Broadcom, Inc.	147,674	46,695,996
Intel Corp.	1,643,629	95,412,663
KLA Corp.	59,065	9,678,391
Lam Research Corp.	53,622	14,307,958
Investments	Shares	Value
Common Stocks (a) (continued)
Maxim Integrated Products, Inc.	100,623	$5,702,305
Microchip Technology, Inc.	88,351	8,352,704
Micron Technology, Inc.*	409,496	19,455,155
NVIDIA Corp.	225,923	48,966,551
NXP Semiconductors NV	103,336	11,943,575
QUALCOMM, Inc.	450,989	37,680,131
Skyworks Solutions, Inc.	63,727	6,264,364
Texas Instruments, Inc.	346,371	41,637,258
Xilinx, Inc.	93,698	8,693,300
		413,171,245
Software — 13.9%
Adobe, Inc.*	180,213	55,781,330
Autodesk, Inc.*	81,463	14,736,657
Cadence Design Systems, Inc.*	103,906	7,299,396
Check Point Software Technologies Ltd.*	56,479	6,657,745
Citrix Systems, Inc.	48,546	5,476,474
Intuit, Inc.	96,472	24,975,636
Microsoft Corp.	2,550,490	386,093,176
NortonLifeLock, Inc.	229,322	5,710,118
Synopsys, Inc.*	55,747	7,862,557
Workday, Inc., Class A*	60,849	10,899,273
		525,492,362
Specialty Retail — 0.9%
O'Reilly Automotive, Inc.*	28,408	12,564,290
Ross Stores, Inc.	135,312	15,716,489
Ulta Beauty, Inc.*	21,796	5,097,213
		33,377,992
Technology Hardware, Storage & Peripherals — 11.0%
Apple, Inc.	1,510,205	403,602,286
NetApp, Inc.	88,313	5,350,885
Western Digital Corp.	109,800	5,526,234
		414,479,405
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.*	45,620	10,295,978
Trading Companies & Distributors — 0.2%
Fastenal Co.	212,722	7,555,885
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.*	317,008	24,900,978
Total Common Stocks (Cost $3,317,231,113)		3,333,289,267

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO QQQ TQQQ :: 123

Investments	Principal Amount	Value
Short-Term Investments — 8.7%
Repurchase Agreements (b) — 8.7%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $327,157,860 (Cost $327,114,508)	$327,114,508	$327,114,508
Total Investments — 97.1% (Cost $3,644,345,621)		3,660,403,775
Other assets less liabilities — 2.9%		108,930,339
Net Assets — 100.0%		$3,769,334,114

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $583,816,575.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

NYRS  New York Registry Shares

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$319,393,136
Aggregate gross unrealized depreciation	(159,177,986)
Net unrealized appreciation	$160,215,150
Federal income tax cost	$3,679,442,546

Futures Contracts Purchased

UltraPro QQQ had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	1,303	12/20/2019	USD	$219,145,055	$3,713,196

Swap Agreements1

UltraPro QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
113,612,980	12/7/2020	Bank of America NA	1.86%	NASDAQ-100 Index®	2,792,337	(2,792,337)	—	—
2,274,624,066	11/6/2020	BNP Paribas SA	2.26%	NASDAQ-100 Index®	55,482,544	(55,482,544)	—	—
2,384,208,053	11/6/2020	Citibank NA	2.11%	NASDAQ-100 Index®	62,127,723	—	(62,127,723)	—
163,989,412	11/8/2021	Credit Suisse International	1.96%	NASDAQ-100 Index®	4,231,491	—	(4,231,491)	—
922,774	12/7/2020	Goldman Sachs International	1.94%	PowerShares QQQ TrustSM, Series 1	22,811
1,434,617,424	12/7/2020	Goldman Sachs International	2.14%	NASDAQ-100 Index®	37,278,390
1,435,540,198					37,301,201	(37,301,201)	—	—

See accompanying notes to the financial statements.

124 :: TQQQ ULTRAPRO QQQ :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
2,434,486	1/6/2021	Morgan Stanley & Co. International plc	2.16%	PowerShares QQQ TrustSM, Series 1	59,838
10,976,181	12/2/2019	Morgan Stanley & Co. International plc	2.36%	NASDAQ-100 Index®	(308,486)
13,410,667					(248,648)	—	248,648	—
279,506,397	1/6/2021	Societe Generale	2.11%	NASDAQ-100 Index®	5,793,898	(4,746,898)	(1,047,000)	—
1,090,898,508	11/8/2021	UBS AG	2.56%	NASDAQ-100 Index®	8,060,179	(7,992,612)	(67,567)	—
7,755,790,281					175,540,725
				Total Unrealized Appreciation	175,849,211
				Total Unrealized Depreciation	(308,486)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO QQQ TQQQ :: 125

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 89.6%
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	0.2%	4,207	$190,535
ACI Worldwide, Inc.* (Software)	0.2%	4,596	172,350
ALLETE, Inc. (Electric Utilities)	0.2%	2,068	165,668
Amedisys, Inc.* (Health Care Providers & Services)	0.2%	1,252	204,026
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.3%	3,726	272,035
Axon Enterprise, Inc.* (Aerospace & Defense)	0.2%	2,329	171,880
Black Hills Corp. (Multi-Utilities)	0.2%	2,440	186,831
Blackstone Mortgage Trust, Inc., Class A (Mortgage Real Estate Investment Trusts (REITs))	0.2%	5,038	184,542
Brink's Co. (The) (Commercial Services & Supplies)	0.2%	1,992	185,256
Chegg, Inc.* (Diversified Consumer Services)	0.2%	4,631	179,544
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	0.2%	1,400	182,014
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	2,323	166,559
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	0.2%	1,165	195,930
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	1,481	201,697
EMCOR Group, Inc. (Construction & Engineering)	0.2%	2,224	197,780
Essent Group Ltd. (Thrifts & Mortgage Finance)	0.2%	3,843	210,020
First Financial Bankshares, Inc. (Banks)	0.2%	5,192	179,487
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	5,032	214,263
Five9, Inc.* (Software)	0.2%	2,386	162,654
Generac Holdings, Inc.* (Electrical Equipment)	0.3%	2,444	240,734
Globus Medical, Inc., Class A* (Health Care Equipment & Supplies)	0.2%	3,034	169,752
Haemonetics Corp.* (Health Care Equipment & Supplies)	0.3%	2,043	246,386
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	5,106	169,468
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
HealthEquity, Inc.* (Health Care Providers & Services)	0.2%	2,765	$173,891
j2 Global, Inc. (Software)	0.2%	1,865	180,942
KBR, Inc. (IT Services)	0.2%	5,651	168,230
Lumentum Holdings, Inc.* (Communications Equipment)	0.2%	3,052	224,810
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	0.2%	1,711	210,180
MAXIMUS, Inc. (IT Services)	0.2%	2,538	189,462
Medicines Co. (The)* (Biotechnology)	0.3%	3,018	254,116
MSA Safety, Inc. (Commercial Services & Supplies)	0.2%	1,406	174,246
Novocure Ltd.* (Health Care Equipment & Supplies)	0.4%	3,467	319,588
ONE Gas, Inc. (Gas Utilities)	0.2%	2,084	185,205
Performance Food Group Co.* (Food & Staples Retailing)	0.2%	4,106	193,228
Portland General Electric Co. (Electric Utilities)	0.2%	3,584	198,948
Radian Group, Inc. (Thrifts & Mortgage Finance)	0.2%	8,162	210,906
Reata Pharmaceuticals, Inc., Class A* (Pharmaceuticals)	0.2%	884	172,495
SSRepligen Corp.* (Biotechnology)	0.2%	2,063	183,091
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	4,371	209,196
Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	1,831	163,380
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	7,541	168,013
Science Applications International Corp. (IT Services)	0.2%	2,368	202,109
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	1,717	181,882
Southwest Gas Holdings, Inc. (Gas Utilities)	0.2%	2,168	164,248
Stifel Financial Corp. (Capital Markets)	0.2%	2,698	168,679
Tech Data Corp.* (Electronic Equipment, Instruments & Components)	0.2%	1,452	210,380
Teladoc Health, Inc.* (Health Care Technology)	0.3%	2,851	238,743

See accompanying notes to the financial statements.

126 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Tetra Tech, Inc. (Commercial Services & Supplies)	0.2%	2,177	$192,207
Trex Co., Inc.* (Building Products)	0.2%	2,343	201,639
Valley National Bancorp (Banks)	0.2%	15,476	179,212
Other Common Stocks (b)	78.9%	3,453,842	71,733,503
Total Common Stocks (Cost $94,801,446)			81,501,940
		No. of Rights
Rights — 0.0% (c)
Omthera Pharmaceuticals, Inc., CVR*(d)(e)	0.0%	363	—
Oncternal Therapeutics, Inc., CVR*(d)(e)	0.0%	23	—
Schulman, Inc., CVR*(d)(e)	0.0%	1,259	659
Tobira Therapeutics, Inc., CVR*(d)(e)	0.0%	218	—
Total Rights (Cost $—)			659
		Shares
Securities Lending Reinvestments (f) — 1.7%
Investment Companies — 1.7%

BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $1,541,746) 1.7%	1,541,746	1,541,746

	Principal Amount
Short-Term Investments — 4.4%
Repurchase Agreements (g) — 4.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $4,012,216 (Cost $4,011,684)	$4,011,684	4,011,684
Total Investments — 95.7% (Cost $100,354,876)		87,056,029
Other assets less liabilities — 4.3%		3,906,928
Net Assets — 100.0%		$90,962,957

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,696,066.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $1,756,111, collateralized in the form of cash with a value of $1,541,746 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $294,741 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from December 5, 2019 - May 15, 2049; a total value of $1,836,487.

(c)  Represents less than 0.05% of net assets.

(d)  Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to $659, which represents approximately 0.00% of net assets of the Fund.

(e)  Illiquid security.

(f)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $1,541,746.

(g)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,084,832
Aggregate gross unrealized depreciation	(16,646,038)
Net unrealized depreciation	$(10,561,206)
Federal income tax cost	$101,917,475

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 Emini Index	42	12/20/2019	USD	$3,409,140	$60,062

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 127

Swap Agreements1

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
2,825,376	12/7/2020	Bank of America NA	1.86%	Russell 2000® Index	61,713	—	—	61,713
36,489,519	11/6/2020	BNP Paribas SA	1.66%	Russell 2000® Index	813,982	(813,982)	—	—
9,717,759	1/20/2021	Citibank NA	1.74%	Russell 2000® Index	191,521	—	(191,521)	—
8,507,507	11/8/2021	Credit Suisse International	1.91%	Russell 2000® Index	195,846	—	—	195,846
506,239	12/7/2020	Goldman Sachs International	1.64%	iShares® Russell 2000 ETF	10,512
39,668,666	12/7/2020	Goldman Sachs International	1.84%	Russell 2000® Index	794,133
40,174,905					804,645	(804,645)	—	—
1,875,498	11/6/2020	Morgan Stanley & Co. International plc	1.66%	iShares® Russell 2000 ETF	63,527
18,249,633	1/6/2021	Morgan Stanley & Co. International plc	1.86%	Russell 2000® Index	744,791
20,125,131					808,318	(801,990)	—	6,328
7,735,869	1/6/2021	Societe Generale	2.06%	Russell 2000® Index	63,682	—	—	63,682
62,394,637	11/6/2020	UBS AG	1.76%	Russell 2000® Index	1,300,471	(1,300,471)	—	—
187,970,703					4,240,178
				Total Unrealized Appreciation	4,240,178

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar
See accompanying notes to the financial statements.

128 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Aerospace & Defense	1.2%
Air Freight & Logistics	0.3%
Airlines	0.4%
Auto Components	0.9%
Automobiles	0.1%
Banks	8.8%
Beverages	0.3%
Biotechnology	7.2%
Building Products	1.4%
Capital Markets	1.3%
Chemicals	1.7%
Commercial Services & Supplies	2.5%
Communications Equipment	1.0%
Construction & Engineering	1.0%
Construction Materials	0.2%
Consumer Finance	0.5%
Containers & Packaging	0.1%
Distributors	0.1%
Diversified Consumer Services	0.8%
Diversified Financial Services	0.2%
Diversified Telecommunication Services	0.5%
Electric Utilities	0.9%
Electrical Equipment	0.9%
Electronic Equipment, Instruments & Components	2.4%
Energy Equipment & Services	0.8%
Entertainment	0.2%
Equity Real Estate Investment Trusts (REITs)	6.5%
Food & Staples Retailing	0.6%
Food Products	1.1%
Gas Utilities	1.0%
Health Care Equipment & Supplies	3.6%
Health Care Providers & Services	2.0%
Health Care Technology	1.0%
Hotels, Restaurants & Leisure	2.4%
Household Durables	1.6%
Household Products	0.2%
Independent Power and Renewable Electricity Producers	0.4%
Industrial Conglomerates	0.0%*
Insurance	2.1%
Interactive Media & Services	0.4%
Internet & Direct Marketing Retail	0.3%
IT Services	2.1%
Leisure Products	0.3%
Life Sciences Tools & Services	0.6%
Machinery	3.5%
Marine	0.1%
Media	0.8%
Metals & Mining	1.1%
Mortgage Real Estate Investment Trusts (REITs)	1.2%
Multiline Retail	0.1%
Multi-Utilities	0.5%
Oil, Gas & Consumable Fuels	1.8%
Paper & Forest Products	0.4%
Personal Products	0.3%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 129

Pharmaceuticals	1.5%
Professional Services	1.3%
Real Estate Management & Development	0.6%
Road & Rail	0.5%
Semiconductors & Semiconductor Equipment	2.4%
Software	4.3%
Specialty Retail	2.3%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	0.9%
Thrifts & Mortgage Finance	2.0%
Tobacco	0.1%
Trading Companies & Distributors	1.3%
Water Utilities	0.5%
Wireless Telecommunication Services	0.1%
Other[1]	10.4%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

130 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 81.6%
Abbott Laboratories (Health Care Equipment & Supplies)	0.5%	76,527	$6,539,232
AbbVie, Inc. (Biotechnology)	0.4%	64,017	5,616,211
Accenture plc, Class A (IT Services)	0.4%	27,588	5,549,602
Adobe, Inc.* (Software)	0.5%	21,019	6,506,011
Alphabet, Inc., Class A* (Interactive Media & Services)	1.2%	12,970	16,914,047
Alphabet, Inc., Class C* (Interactive Media & Services)	1.2%	13,085	17,075,402
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.3%	17,991	32,398,193
Amgen, Inc. (Biotechnology)	0.4%	25,967	6,094,974
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3.6%	183,937	49,157,163
AT&T, Inc. (Diversified Telecommunication Services)	0.9%	316,389	11,826,621
Bank of America Corp. (Banks)	0.9%	362,739	12,086,464
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.4%	84,904	18,704,351
Boeing Co. (The) (Aerospace & Defense)	0.6%	23,147	8,475,968
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.4%	101,516	5,780,321
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	17,236	5,450,196
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.7%	82,200	9,628,086
Cisco Systems, Inc. (Communications Equipment)	0.6%	183,818	8,328,794
Citigroup, Inc. (Banks)	0.5%	97,816	7,347,938
Coca-Cola Co. (The) (Beverages)	0.6%	166,634	8,898,256
Comcast Corp., Class A (Media)	0.6%	196,386	8,670,442
Costco Wholesale Corp. (Food & Staples Retailing)	0.4%	19,043	5,709,282
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.9%	183,204	12,481,688
Facebook, Inc., Class A* (Interactive Media & Services)	1.5%	104,166	21,004,032
Home Depot, Inc. (The) (Specialty Retail)	0.8%	47,419	10,456,364
Honeywell International, Inc. (Industrial Conglomerates)	0.4%	31,154	5,562,547
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.8%	191,816	$11,134,919
Johnson & Johnson (Pharmaceuticals)	1.1%	114,274	15,711,532
JPMorgan Chase & Co. (Banks)	1.3%	138,449	18,242,040
Mastercard, Inc., Class A (IT Services)	0.8%	38,656	11,296,443
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.5%	32,883	6,395,086
Medtronic plc (Health Care Equipment & Supplies)	0.5%	58,093	6,470,979
Merck & Co., Inc. (Pharmaceuticals)	0.7%	110,863	9,665,036
Microsoft Corp. (Software)	3.6%	330,609	50,047,590
Netflix, Inc.* (Entertainment)	0.4%	18,958	5,965,324
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	0.4%	26,369	5,715,217
Oracle Corp. (Software)	0.4%	95,330	5,351,826
PayPal Holdings, Inc.* (IT Services)	0.4%	50,949	5,503,002
PepsiCo, Inc. (Beverages)	0.6%	60,540	8,223,148
Pfizer, Inc. (Pharmaceuticals)	0.7%	239,491	9,225,193
Philip Morris International, Inc. (Tobacco)	0.4%	67,367	5,586,745
Procter & Gamble Co. (The) (Household Products)	1.0%	108,362	13,226,666
salesforce.com, Inc.* (Software)	0.4%	37,974	6,185,585
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.4%	17,340	5,443,893
Union Pacific Corp. (Road & Rail)	0.4%	30,506	5,368,751
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.8%	41,034	11,484,186
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.8%	179,086	10,788,141
Visa, Inc., Class A (IT Services)	1.0%	74,777	13,797,104
Walmart, Inc. (Food & Staples Retailing)	0.5%	61,578	7,333,324
Walt Disney Co. (The) (Entertainment)	0.9%	77,999	11,823,088
Wells Fargo & Co. (Banks)	0.7%	173,611	9,454,855
Other Common Stocks (b)	40.0%	7,460,702	554,328,907
Total Common Stocks (Cost $1,135,191,438)			1,130,030,765

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 131

	Percentage of Net Assets	No. of Rights	Value
Rights — 0.0% (c)
DISH Network Corp., expiring 12/09/19* (Cost $—)	0.0%	3	$2
		Shares
Securities Lending Reinvestments (d) — 0.0% (c)
Investment Companies — 0.0% (c)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $117,840)	0.0%	117,840	117,840
		Principal Amount
Short-Term Investments — 14.7%
Repurchase Agreements (e) — 14.7%

Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $203,929,237 (Cost $203,902,214)	$203,902,214	203,902,214
Total Investments — 96.3% (Cost $1,339,211,492)		1,334,050,821
Other assets less liabilities — 3.7%		51,714,525
Net Assets — 100.0%		$1,385,765,346

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $369,146,434.

(b)  The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $112,832, collateralized in the form of cash with a value of $117,840 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  Represents less than 0.05% of net assets.

(d)  The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $117,840.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,915,088
Aggregate gross unrealized depreciation	(57,606,054)
Net unrealized appreciation	$25,309,034
Federal income tax cost	$1,354,830,481

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	621	12/20/2019	USD	$97,551,338	$2,112,932

Swap Agreements1

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
17,414,526	12/7/2020	Bank of America NA	2.06%	SPDR® S&P 500® ETF Trust	375,188
272,547,292	12/7/2020	Bank of America NA	1.96%	S&P 500®	5,805,291
289,961,818					6,180,479	(6,180,479)	—	—
413,104,831	11/8/2021	BNP Paribas SA	2.31%	S&P 500®	2,731,647	(2,731,647)	—	—

See accompanying notes to the financial statements.

132 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
161,964,634	11/6/2020	Citibank NA	2.09%	S&P 500®	3,399,663	—	(3,399,663)	—
81,819,388	11/8/2021	Credit Suisse International	2.01%	S&P 500®	705,312	—	(705,312)	—
13,060,365	12/7/2020	Goldman Sachs International	2.04%	SPDR® S&P 500® ETF Trust	281,455
475,280,530	12/7/2020	Goldman Sachs International	2.14%	S&P 500®	9,960,047
488,340,895					10,241,502	(10,241,502)	—	—
5,931,729	1/6/2021	Morgan Stanley & Co. International plc	2.16%	SPDR® S&P 500® ETF Trust	127,394
24,110,282	12/2/2019	Morgan Stanley & Co. International plc	2.26%	S&P 500®	722,028
30,042,011					849,422	(849,422)	—	—

654,765,550	1/6/2021	Societe Generale	2.11%	S&P 500®	14,554,570	(14,554,570)	—	—
809,763,490	11/8/2021	UBS AG	2.26%	S&P 500®	5,313,167	(5,306,967)	(6,200)	—
2,929,762,617					43,975,762
				Total Unrealized Appreciation	43,975,762

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 133

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2019:

Aerospace & Defense	2.1%
Air Freight & Logistics	0.5%
Airlines	0.3%
Auto Components	0.1%
Automobiles	0.3%
Banks	4.6%
Beverages	1.5%
Biotechnology	1.7%
Building Products	0.2%
Capital Markets	2.3%
Chemicals	1.6%
Commercial Services & Supplies	0.3%
Communications Equipment	0.8%
Construction & Engineering	0.1%
Construction Materials	0.1%
Consumer Finance	0.6%
Containers & Packaging	0.3%
Distributors	0.1%
Diversified Consumer Services	0.0%*
Diversified Financial Services	1.4%
Diversified Telecommunication Services	1.7%
Electric Utilities	1.6%
Electrical Equipment	0.4%
Electronic Equipment, Instruments & Components	0.4%
Energy Equipment & Services	0.3%
Entertainment	1.6%
Equity Real Estate Investment Trusts (REITs)	2.4%
Food & Staples Retailing	1.3%
Food Products	0.9%
Gas Utilities	0.0%*
Health Care Equipment & Supplies	2.9%
Health Care Providers & Services	2.4%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.5%
Household Durables	0.3%
Household Products	1.4%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.1%
Insurance	1.9%
Interactive Media & Services	4.1%
Internet & Direct Marketing Retail	2.7%
IT Services	4.5%
Leisure Products	0.0%*
Life Sciences Tools & Services	0.8%
Machinery	1.3%
Media	1.1%
Metals & Mining	0.2%
Multiline Retail	0.4%
Multi-Utilities	0.9%
Oil, Gas & Consumable Fuels	3.1%
Personal Products	0.1%
Pharmaceuticals	3.6%
Professional Services	0.3%
Real Estate Management & Development	0.1%

See accompanying notes to the financial statements.

134 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2019 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Road & Rail	0.8%
Semiconductors & Semiconductor Equipment	3.3%
Software	5.7%
Specialty Retail	1.9%
Technology Hardware, Storage & Peripherals	3.9%
Textiles, Apparel & Luxury Goods	0.6%
Tobacco	0.7%
Trading Companies & Distributors	0.1%
Water Utilities	0.1%
Wireless Telecommunication Services	0.1%
Other[1]	18.4%
100.0%

*  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 135

Investments	Principal Amount	Value
Short-Term Investments — 144.5%
Repurchase Agreements (a) — 99.5%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $29,821,590 (Cost $29,817,638)	$29,817,638	$29,817,638
U.S. Treasury Obligations (b) — 45.0%
U.S. Treasury Bills
2.18%, 12/5/2019 (c)	2,444,000	2,443,714
1.84%, 12/12/2019 (c)	2,106,000	2,105,080
1.90%, 1/2/2020 (c)	1,966,000	1,963,368
1.90%, 1/30/2020 (c)	1,966,000	1,960,927
1.82%, 2/27/2020 (c)	850,000	846,816
1.77%, 3/26/2020 (c)	850,000	845,778
1.75%, 4/23/2020 (c)	850,000	844,746
1.81%, 5/21/2020 (c)	827,000	820,901
1.80%, 6/18/2020 (c)	827,000	819,876
1.80%, 7/16/2020 (c)	827,000	818,909
Total U.S. Treasury Obligations (Cost $13,462,851)		13,470,115
Total Short-Term Investments (Cost $43,280,489)		43,287,753
Total Investments — 144.5% (Cost $43,280,489)		43,287,753
Liabilities in excess of other assets — (44.5%)		(13,325,394)
Net Assets — 100.0%		$29,962,359

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,469,568.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,404
Aggregate gross unrealized depreciation	(18,221,569)
Net unrealized depreciation	$(18,211,165)
Federal income tax cost	$43,280,489

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	11	3/20/2020	USD	$1,748,656	$3,140

See accompanying notes to the financial statements.

136 :: TTT ULTRAPRO SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreements1

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(8,603,800)	1/6/2020	Bank of America NA	(1.47)%	ICE U.S. Treasury 20+ Year Bond Index	(3,197,782)	3,197,782	—	—
(49,598,005)	11/8/2021	Citibank NA	(1.41)%	ICE U.S. Treasury 20+ Year Bond Index	(984,897)	927,132	—	(57,765)
(6,045,898)	11/6/2020	Goldman Sachs International	(1.41)%	ICE U.S. Treasury 20+ Year Bond Index	(395,100)	62,378	180,000	(152,722)
(24,478,874)	3/6/2020	Societe Generale	(1.44)%	ICE U.S. Treasury 20+ Year Bond Index	(13,643,790)	8,892,790	4,751,000	—
(88,726,577)					(18,221,569)
				Total Unrealized Depreciation	(18,221,569)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO SHORT 20+ YEAR TREASURY TTT :: 137

Investments	Principal Amount	Value
Short-Term Investments — 102.1%
Repurchase Agreements (a) — 102.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $556,727 (Cost $556,653)	$556,653	$556,653
Total Investments — 102.1% (Cost $556,653)		556,653
Liabilities in excess of other assets — (2.1%)		(11,489)
Net Assets — 100.0%		$545,164

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(257,309)
Net unrealized depreciation	$(257,309)
Federal income tax cost	$556,653

Swap Agreements1

UltraPro Short Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(738,157)	12/7/2020	Goldman Sachs International	(1.74)%	Communication Services Select Sector Index[6]	(158,260)	—	158,260	—
(115,843)	11/8/2021	Societe Generale	(1.71)%	Communication Services Select Sector Index[6]	(4,583)	—	—	(4,583)
(780,981)	12/7/2020	UBS AG	(1.51)%	Communication Services Select Sector Index[6]	(94,466)	—	—	(94,466)
(1,634,981)					(257,309)
				Total Unrealized Depreciation	(257,309)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares UltraPro Communication Services Select Sector for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

138 :: SCOM ULTRAPRO SHORT COMMUNICATION SERVICES SELECT SECTOR :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 109.2%
Repurchase Agreements (a) — 30.2%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $75,831,394 (Cost $75,821,345)	$75,821,345	$75,821,345
U.S. Treasury Obligations (b) — 79.0%
U.S. Treasury Bills
2.06%, 12/5/2019 (c)	19,000,000	18,997,803
1.61%, 12/12/2019 (c)	15,000,000	14,993,417
1.71%, 12/19/2019 (c)	14,000,000	13,990,158
1.61%, 12/26/2019 (c)	15,000,000	14,984,625
2.17%, 1/2/2020 (c)	13,000,000	12,982,620
1.50%, 1/9/2020 (c)	10,000,000	9,983,560
1.50%, 1/16/2020 (c)	10,000,000	9,980,540
1.64%, 1/23/2020 (c)	15,000,000	14,966,467
2.12%, 1/30/2020 (c)	15,000,000	14,961,298
1.53%, 2/6/2020 (c)	10,000,000	9,971,354
1.54%, 2/13/2020 (c)	11,000,000	10,965,231
1.55%, 2/20/2020 (c)	7,000,000	6,975,773
1.98%, 2/27/2020 (c)	16,000,000	15,940,067
1.56%, 3/5/2020 (c)	5,000,000	4,979,604
1.56%, 3/12/2020 (c)	5,000,000	4,978,082
1.56%, 3/19/2020 (c)	5,000,000	4,976,900
2.26%, 3/26/2020 (c)	5,000,000	4,975,243
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.26%, 4/23/2020 (c)	$5,000,000	$4,969,061
2.33%, 5/21/2020 (c)	4,000,000	3,970,483
Total U.S. Treasury Obligations (Cost $198,457,703)		198,542,286
Total Short-Term Investments (Cost $274,279,048)		274,363,631
Total Investments — 109.2% (Cost $274,279,048)		274,363,631
Liabilities in excess of other assets — (9.2%)		(23,177,237)
Net Assets — 100.0%		$251,186,394

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $34,794,434.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,460
Aggregate gross unrealized depreciation	(23,976,638)
Net unrealized depreciation	$(23,891,178)
Federal income tax cost	$274,279,048

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	96	12/20/2019	USD	$13,467,360	$(203,165)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO SHORT DOW30SM SDOW :: 139

Swap Agreements1

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(128,090,088)	11/6/2020	Bank of America NA	(1.87)%	Dow Jones Industrial AverageSM	(6,391,296)	6,391,296	—	—
(6,788,441)	11/6/2020	BNP Paribas SA	(2.01)%	Dow Jones Industrial AverageSM	(227,597)	227,597	—	—
(46,958,060)	1/20/2021	Citibank NA	(1.91)%	Dow Jones Industrial AverageSM	(1,045,730)	1,045,730	—	—
(11,781,592)	11/8/2021	Credit Suisse International	(1.76)%	Dow Jones Industrial AverageSM	(640,226)	362,226	278,000	—
(1,731,871)	12/7/2020	Goldman Sachs International	(1.64)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(39,110)
(1,037,902)	12/7/2020	Goldman Sachs International	(1.79)%	Dow Jones Industrial AverageSM	(46,181)
(2,769,773)					(85,291)	85,291	—	—
(110,803,070)	1/6/2021	Morgan Stanley & Co. International plc	(1.86)%	Dow Jones Industrial AverageSM	(2,574,673)	2,529,673	45,000	—
(354,064,897)	1/6/2021	Societe Generale	(1.96)%	Dow Jones Industrial AverageSM	(7,414,852)	7,414,852	—	—
(78,872,963)	11/6/2020	UBS AG	(1.96)%	Dow Jones Industrial AverageSM	(5,392,931)	5,392,931	—	—
(740,128,884)					(23,772,596)
				Total Unrealized Depreciation	(23,772,596)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

140 :: SDOW ULTRAPRO SHORT DOW30SM :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 105.8%
Repurchase Agreements (a) — 105.8%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $1,653,727 (Cost $1,653,508)	$1,653,508	$1,653,508
Total Investments — 105.8% (Cost $1,653,508)		1,653,508
Liabilities in excess of other assets — (5.8%)		(90,314)
Net Assets — 100.0%		$1,563,194

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(454,546)
Net unrealized depreciation	$(454,546)
Federal income tax cost	$1,653,508

Swap Agreements1

UltraPro Short Financial Select Sector had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(25,848)	12/7/2020	Bank of America NA	(1.56)%	S&P Financial Select Sector Index[6]	(418)	—	418	—
(2,354,095)	1/6/2021	Morgan Stanley & Co. International plc	(1.96)%	S&P Financial Select Sector Index[6]	(37,393)	—	12,000	(25,393)
(2,137,135)	11/6/2020	Societe Generale	(1.61)%	S&P Financial Select Sector Index[6]	(414,193)	—	290,000	(124,193)
(171,610)	11/8/2021	UBS AG	(1.51)%	S&P Financial Select Sector Index[6]	(2,542)	—	2,542	—
(4,688,688)					(454,546)
				Total Unrealized Depreciation	(454,546)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares UltraPro Financial Select Sector for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO SHORT FINANCIAL SELECT SECTOR FINZ :: 141

Investments	Principal Amount	Value
Short-Term Investments — 94.6%
Repurchase Agreements (a) — 94.6%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $2,346,143 (Cost $2,345,831)	$2,345,831	$2,345,831
Total Investments — 94.6% (Cost $2,345,831)		2,345,831
Other assets less liabilities — 5.4%		133,339
Net Assets — 100.0%		$2,479,170

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,547,688)
Net unrealized depreciation	$(1,547,688)
Federal income tax cost	$2,345,831

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	12/20/2019	USD	$200,920	$(1,825)

Swap Agreements1

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(731,538)	12/7/2020	Bank of America NA	(1.86)%	S&P MidCap 400®	(7,496)	—	7,496	—
(228,990)	11/6/2020	BNP Paribas SA	(1.86)%	S&P MidCap 400®	(11,675)	—	—	(11,675)
(991,004)	11/6/2020	Citibank NA	(1.79)%	S&P MidCap 400®	(10,139)	—	10,139	—
(130,660)	11/8/2021	Credit Suisse International	(1.71)%	S&P MidCap 400®	(2,953)	—	—	(2,953)
(36,423)	12/7/2020	Goldman Sachs International	(1.34)%	SPDR® S&P MidCap 400® ETF Trust	(358)	—	358	—
(2,657,131)	11/6/2020	Morgan Stanley & Co. International plc	(1.66)%	S&P MidCap 400®	(449,012)	—	449,012	—
(2,460,247)	11/6/2020	Societe Generale	(1.66)%	S&P MidCap 400®	(1,064,230)	—	940,400	(123,830)
(7,235,993)					(1,545,863)
				Total Unrealized Depreciation	(1,545,863)

See accompanying notes to the financial statements.

142 :: SMDD ULTRAPRO SHORT MIDCAP400 :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO SHORT MIDCAP400 SMDD :: 143

Investments	Principal Amount	Value
Short-Term Investments — 82.2%
Repurchase Agreements (a) — 82.2%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $1,945,348 (Cost $1,945,091)	$1,945,091	$1,945,091
Total Investments — 82.2% (Cost $1,945,091)		1,945,091
Other assets less liabilities — 17.8%		422,576
Net Assets — 100.0%		$2,367,667

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(793,098)
Net unrealized depreciation	$(793,098)
Federal income tax cost	$1,945,091

Swap Agreements1

UltraPro Short Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,382,707)	12/7/2020	Bank of America NA	(1.46)%	NASDAQ Biotechnology Index®	(173,369)	—	40,000	(133,369)
(2,523,360)	12/7/2020	Goldman Sachs International	(1.14)%	NASDAQ Biotechnology Index®	(264,640)	—	264,640	—
(1,490,735)	1/6/2021	Societe Generale	(1.76)%	NASDAQ Biotechnology Index®	(165,922)	—	120,000	(45,922)
(1,693,505)	11/8/2021	UBS AG	(0.76)%	NASDAQ Biotechnology Index®	(189,167)	—	189,167	—
(7,090,307)					(793,098)
				Total Unrealized Depreciation	(793,098)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

144 :: ZBIO ULTRAPRO SHORT NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 122.7%
Repurchase Agreements (a) — 19.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $231,721,071 (Cost $231,690,365)	$231,690,365	$231,690,365
U.S. Treasury Obligations (b) — 103.6%
U.S. Treasury Bills
1.55%, 12/3/2019 (c)	100,000,000	99,995,611
1.70%, 12/5/2019 (c)	195,000,000	194,977,452
1.94%, 12/12/2019 (c)	72,000,000	71,968,400
1.71%, 12/19/2019 (c)	66,000,000	65,953,601
1.61%, 12/26/2019 (c)	72,000,000	71,926,200
2.11%, 1/2/2020 (c)	70,000,000	69,906,419
1.63%, 1/9/2020 (c)	76,000,000	75,875,054
1.63%, 1/16/2020 (c)	76,000,000	75,852,101
1.64%, 1/23/2020 (c)	80,000,000	79,821,158
2.12%, 1/30/2020 (c)	70,000,000	69,819,389
1.53%, 2/6/2020 (c)	55,000,000	54,842,448
1.54%, 2/13/2020 (c)	58,000,000	57,816,674
1.55%, 2/20/2020 (c)	41,000,000	40,858,094
1.98%, 2/27/2020 (c)	81,000,000	80,696,588
1.56%, 3/5/2020 (c)	27,000,000	26,889,865
1.56%, 3/12/2020 (c)	27,000,000	26,881,641
1.56%, 3/19/2020 (c)	27,000,000	26,875,260
2.26%, 3/26/2020 (c)	25,000,000	24,876,215
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.26%, 4/23/2020 (c)	$25,000,000	$24,845,307
2.33%, 5/21/2020 (c)	19,000,000	18,859,796
Total U.S. Treasury Obligations (Cost $1,259,086,109)		1,259,537,273
Total Short-Term Investments (Cost $1,490,776,474)		1,491,227,638
Total Investments — 122.7% (Cost $1,490,776,474)		1,491,227,638
Liabilities in excess of other assets — (22.7%)		(276,320,414)
Net Assets — 100.0%		$1,214,907,224

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $462,924,946.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$452,959
Aggregate gross unrealized depreciation	(271,115,328)
Net unrealized depreciation	$(270,662,369)
Federal income tax cost	$1,490,776,474

Futures Contracts Sold

UltraPro Short QQQ had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	87	12/20/2019	USD	$14,632,095	$(241,013)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO SHORT QQQ SQQQ :: 145

Swap Agreements1

UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(546,506,790)	11/6/2020	Bank of America NA	(1.66)%	NASDAQ-100 Index®	(95,320,723)	95,320,723	—	—
(158,695,093)	11/6/2020	BNP Paribas SA	(1.96)%	NASDAQ-100 Index®	(3,903,129)	3,903,129	—	—
(980,457,346)	1/20/2021	Citibank NA	(1.86)%	NASDAQ-100 Index®	(23,911,105)	23,911,105	—	—
(97,331,422)	11/8/2021	Credit Suisse International	(1.66)%	NASDAQ-100 Index®	(4,597,725)	4,597,725	—	—
(473,765,864)	12/7/2020	Goldman Sachs International	(1.89)%	NASDAQ-100 Index®	(11,395,233)
(9,940,606)	11/6/2020	Goldman Sachs International	(1.69)%	PowerShares QQQ TrustSM, Series 1	(712,464)
(483,706,470)					(12,107,697)	12,107,697	—	—
(20,055,379)	1/6/2021	Morgan Stanley & Co. International plc	(1.66)%	PowerShares QQQ TrustSM, Series 1	(499,726)
(17,815,802)	1/6/2021	Morgan Stanley & Co. International plc	(1.86)%	NASDAQ-100 Index®	(439,389)
(37,871,181)					(939,115)	939,115	—	—
(756,692,558)	1/6/2021	Societe Generale	(1.96)%	NASDAQ-100 Index®	(21,808,262)	21,808,262	—	—
(568,993,878)	11/6/2020	UBS AG	(1.91)%	NASDAQ-100 Index®	(108,284,764)	108,284,764	—	—
(3,630,254,738)					(270,872,520)
				Total Unrealized Depreciation	(270,872,520)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

146 :: SQQQ ULTRAPRO SHORT QQQ :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 129.5%
Repurchase Agreements (a) — 94.6%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $59,587,735 (Cost $59,579,839)	$59,579,839	$59,579,839
U.S. Treasury Obligations (b) — 34.9%
U.S. Treasury Bills
2.07%, 12/5/2019 (c)	4,287,000	4,286,504
1.84%, 12/12/2019 (c)	3,444,000	3,442,488
1.90%, 1/2/2020 (c)	3,135,000	3,130,809
1.90%, 1/30/2020 (c)	3,135,000	3,126,912
1.82%, 2/27/2020 (c)	1,336,000	1,330,996
1.77%, 3/26/2020 (c)	1,336,000	1,329,385
1.75%, 4/23/2020 (c)	1,336,000	1,327,733
1.81%, 5/21/2020 (c)	1,356,000	1,345,994
1.80%, 6/18/2020 (c)	1,356,000	1,344,312
1.80%, 7/16/2020 (c)	1,356,000	1,342,761
Total U.S. Treasury Obligations (Cost $21,996,167)		22,007,894
Total Short-Term Investments (Cost $81,576,006)		81,587,733
Total Investments — 129.5% (Cost $81,576,006)		81,587,733
Liabilities in excess of other assets — (29.5%)		(18,600,119)
Net Assets — 100.0%		$62,987,614

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $22,006,978.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,727
Aggregate gross unrealized depreciation	(35,806,170)
Net unrealized depreciation	$(35,794,443)
Federal income tax cost	$81,576,006

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 Emini Index	34	12/20/2019	USD	$2,759,780	$(53,972)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO SHORT RUSSELL2000 SRTY :: 147

Swap Agreements1

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(5,914,650)	12/7/2020	Bank of America NA	(1.56)%	Russell 2000® Index	(128,765)	34,765	94,000	—
(3,778,587)	11/6/2020	BNP Paribas SA	(1.36)%	Russell 2000® Index	(95,769)	—	95,769	—
(41,986,827)	11/6/2020	Citibank NA	(1.24)%	Russell 2000® Index	(924,063)	—	924,063	—
(4,205,831)	11/8/2021	Credit Suisse International	(1.46)%	Russell 2000® Index	(101,380)	2,999	94,000	(4,381)
(1,060,799)	12/7/2020	Goldman Sachs International	(1.34)%	Russell 2000® Index	(23,151)	—	23,151	—
(20,285,132)	1/6/2021	Morgan Stanley & Co. International plc	(1.36)%	Russell 2000® Index	(569,395)
(596,940)	1/6/2021	Morgan Stanley & Co. International plc	(1.16)%	iShares® Russell 2000 ETF	(12,595)
(20,882,072)					(581,990)	—	581,990	—
(88,787,986)	11/6/2020	Societe Generale	(1.36)%	Russell 2000® Index	(26,620,319)	18,185,319	8,435,000	—
(19,581,811)	11/6/2020	UBS AG	(1.26)%	Russell 2000® Index	(7,276,761)	2,682,761	4,594,000	—
(186,198,563)					(35,752,198)
				Total Unrealized Depreciation	(35,752,198)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

148 :: SRTY ULTRAPRO SHORT RUSSELL2000 :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 117.1%
Repurchase Agreements (a) — 16.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $100,344,001 (Cost $100,330,704)	$100,330,704	$100,330,704
U.S. Treasury Obligations (b) — 100.7%
U.S. Treasury Bills
1.55%, 12/3/2019 (c)	50,000,000	49,997,805
1.69%, 12/5/2019 (c)	97,000,000	96,988,784
1.61%, 12/12/2019 (c)	36,000,000	35,984,200
1.71%, 12/19/2019 (c)	34,000,000	33,976,097
1.61%, 12/26/2019 (c)	36,000,000	35,963,100
2.06%, 1/2/2020 (c)	34,000,000	33,954,546
1.63%, 1/9/2020 (c)	37,000,000	36,939,171
1.63%, 1/16/2020 (c)	37,000,000	36,927,997
1.64%, 1/23/2020 (c)	38,000,000	37,915,050
2.08%, 1/30/2020 (c)	34,000,000	33,912,275
1.53%, 2/6/2020 (c)	26,000,000	25,925,521
1.54%, 2/13/2020 (c)	28,000,000	27,911,498
1.55%, 2/20/2020 (c)	19,000,000	18,934,239
1.96%, 2/27/2020 (c)	39,000,000	38,853,913
1.56%, 3/5/2020 (c)	13,000,000	12,946,972
1.56%, 3/12/2020 (c)	13,000,000	12,943,012
1.56%, 3/19/2020 (c)	13,000,000	12,939,940
2.15%, 3/26/2020 (c)	13,000,000	12,935,632
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.14%, 4/23/2020 (c)	$13,000,000	$12,919,559
2.33%, 5/21/2020 (c)	8,000,000	7,940,967
Total U.S. Treasury Obligations (Cost $616,610,729)		616,810,278
Total Short-Term Investments (Cost $716,941,433)		717,140,982
Total Investments — 117.1% (Cost $716,941,433)		717,140,982
Liabilities in excess of other assets — (17.1%)		(104,714,767)
Net Assets — 100.0%		$612,426,215

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $214,592,603.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,409
Aggregate gross unrealized depreciation	(110,306,033)
Net unrealized depreciation	$(110,105,624)
Federal income tax cost	$716,941,433

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	116	12/20/2019	USD	$18,222,150	$(646,232)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRAPRO SHORT S&P500® SPXU :: 149

Swap Agreements1

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(229,083,698)	12/7/2020	Bank of America NA	(1.76)%	S&P 500®	(5,351,809)	5,351,809	—	—
(228,559,180)	11/6/2020	BNP Paribas SA	(2.01)%	S&P 500®	(36,624,344)	32,022,344	4,602,000	—
(374,951,347)	1/20/2021	Citibank NA	(1.94)%	S&P 500®	(7,908,546)	7,908,546	—	—
(192,447,845)	11/8/2021	Credit Suisse International	(1.76)%	S&P 500®	(4,583,843)	4,583,842	1	—
(152,642,205)	12/7/2020	Goldman Sachs International	(1.94)%	S&P 500®	(3,219,559)
(1,129,015)	12/7/2020	Goldman Sachs International	(1.84)%	SPDR® S&P 500® ETF Trust	(24,484)
(153,771,220)					(3,244,043)	3,244,043	—	—
(20,579,701)	11/8/2021	Morgan Stanley & Co. International plc	(1.96)%	S&P 500®	(138,468)	138,468	—	—
(199,782,033)	1/6/2021	Societe Generale	(1.96)%	S&P 500®	(4,935,318)	4,935,318	—	—
(419,900,303)	11/6/2020	UBS AG	(1.91)%	S&P 500®	(46,872,570)	46,872,570	—	—
(1,819,075,327)					(109,658,941)
				Total Unrealized Depreciation	(109,658,941)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

150 :: SPXU ULTRAPRO SHORT S&P500® :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 130.2%
Repurchase Agreements (a) — 44.0%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $21,051,056 (Cost $21,048,267)	$21,048,267	$21,048,267
U.S. Treasury Obligations (b) — 86.2%
U.S. Treasury Bills
2.05%, 12/5/2019 (c)	4,399,000	4,398,485
1.94%, 12/12/2019 (c)	3,000,000	2,998,689
1.71%, 12/19/2019 (c)	3,000,000	2,997,903
1.61%, 12/26/2019 (c)	3,000,000	2,996,925
1.51%, 1/2/2020 (c)	3,000,000	2,995,983
1.50%, 1/9/2020 (c)	2,000,000	1,996,703
1.50%, 1/16/2020 (c)	2,000,000	1,996,106
1.64%, 1/23/2020 (c)	3,000,000	2,993,251
1.52%, 1/30/2020 (c)	3,000,000	2,992,260
1.53%, 2/6/2020 (c)	2,000,000	1,994,298
1.54%, 2/13/2020 (c)	3,000,000	2,990,601
1.55%, 2/20/2020 (c)	1,000,000	996,550
1.84%, 2/27/2020 (c)	4,000,000	3,985,017
1.56%, 3/5/2020 (c)	1,000,000	995,933
1.56%, 3/12/2020 (c)	1,000,000	995,637
1.56%, 3/19/2020 (c)	1,000,000	995,379
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
1.77%, 3/26/2020 (c)	$1,000,000	$995,033
1.75%, 4/23/2020 (c)	1,000,000	993,818
Total U.S. Treasury Obligations (Cost $41,302,185)		41,308,571
Total Short-Term Investments (Cost $62,350,452)		62,356,838
Total Investments — 130.2% (Cost $62,350,452)		62,356,838
Liabilities in excess of other assets — (30.2%)		(14,468,474)
Net Assets — 100.0%		$47,888,364

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $15,487,186.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,428
Aggregate gross unrealized depreciation	(14,412,471)
Net unrealized depreciation	$(14,404,043)
Federal income tax cost	$62,350,452

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	9	3/20/2020	USD	$1,164,234	$1,768

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT 7-10 YEAR TREASURY PST :: 151

Swap Agreements1

UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,190,825)	11/8/2021	Citibank NA	(1.29)%	ICE U.S. Treasury 7-10 Year Bond Index	(21,448)	21,448	—	—
(92,377,936)	12/6/2019	Societe Generale	(1.44)%	ICE U.S. Treasury 7-10 Year Bond Index	(14,390,749)	14,390,749	—	—
(94,568,761)					(14,412,197)
				Total Unrealized Depreciation	(14,412,197)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

152 :: PST ULTRASHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 143.5%
Repurchase Agreements (a) — 24.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $148,746,440 (Cost $148,726,730)	$148,726,730	$148,726,730
U.S. Treasury Obligations (b) — 119.1%
U.S. Treasury Bills
1.55%, 12/3/2019 (c)	50,000,000	49,997,795
1.80%, 12/5/2019 (c)	106,000,000	105,987,595
1.61%, 12/12/2019 (c)	43,000,000	42,981,214
1.71%, 12/19/2019 (c)	41,000,000	40,971,340
1.61%, 12/26/2019 (c)	43,000,000	42,955,918
2.20%, 1/2/2020 (c)	46,000,000	45,938,405
1.50%, 1/9/2020 (c)	31,000,000	30,948,899
1.50%, 1/16/2020 (c)	31,000,000	30,939,647
1.64%, 1/23/2020 (c)	43,000,000	42,903,262
2.13%, 1/30/2020 (c)	49,000,000	48,873,572
1.53%, 2/6/2020 (c)	33,000,000	32,905,922
1.54%, 2/13/2020 (c)	34,000,000	33,893,481
1.55%, 2/20/2020 (c)	21,000,000	20,927,550
1.99%, 2/27/2020 (c)	55,000,000	54,793,979
1.56%, 3/5/2020 (c)	16,000,000	15,934,931
1.56%, 3/12/2020 (c)	16,000,000	15,930,198
1.56%, 3/19/2020 (c)	16,000,000	15,926,056
2.23%, 3/26/2020 (c)	19,000,000	18,905,620
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.18%, 4/23/2020 (c)	$19,000,000	$18,882,546
2.33%, 5/21/2020 (c)	14,000,000	13,896,759
Total U.S. Treasury Obligations (Cost $724,200,319)		724,494,689
Total Short-Term Investments (Cost $872,927,049)		873,221,419
Total Investments — 143.5% (Cost $872,927,049)		873,221,419
Liabilities in excess of other assets — (43.5%)		(264,570,681)
Net Assets — 100.0%		$608,650,738

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $259,925,327.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$344,264
Aggregate gross unrealized depreciation	(264,111,072)
Net unrealized depreciation	$(263,766,808)
Federal income tax cost	$872,927,049
Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	169	3/20/2020	USD	$26,865,719	$47,838

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT 20+ YEAR TREASURY TBT :: 153

Swap Agreements1

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(313,314,510)	1/6/2020	Bank of America NA	(1.47)%	ICE U.S. Treasury 20+ Year Bond Index	(104,037,750)	104,037,750	—	—
(324,607,054)	11/8/2021	Citibank NA	(1.41)%	ICE U.S. Treasury 20+ Year Bond Index	(5,248,892)	3,663,437	—	(1,585,455)
(348,558,607)	12/6/2020	Goldman Sachs International	(1.41)%	ICE U.S. Treasury 20+ Year Bond Index	(96,342,409)	86,826,688	—	(9,515,721)
(214,454,426)	3/6/2020	Societe Generale	(1.44)%	ICE U.S. Treasury 20+ Year Bond Index	(58,479,965)	58,479,965	—	—
(1,200,934,597)					(264,109,016)
				Total Unrealized Depreciation	(264,109,016)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

154 :: TBT ULTRASHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 75.6%
Repurchase Agreements (a) — 75.6%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $4,118,737 (Cost $4,118,191)	$4,118,191	$4,118,191
Total Investments — 75.6% (Cost $4,118,191)		4,118,191
Other assets less liabilities — 24.4%		1,330,227
Net Assets — 100.0%		$5,448,418

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,382
Aggregate gross unrealized depreciation	(67,901)
Net unrealized depreciation	$(38,519)
Federal income tax cost	$4,118,191

Swap Agreements1

UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,946,737)	11/6/2020	Bank of America NA	(1.61)%	Dow Jones U.S. Basic MaterialsSM Index	(55,131)	—	55,131	—
(904,455)	11/6/2020	Credit Suisse International	(1.76)%	Dow Jones U.S. Basic MaterialsSM Index	11,342	—	—	11,342
(2,519,440)	1/6/2021	Morgan Stanley & Co. International plc	(1.86)%	Dow Jones U.S. Basic MaterialsSM Index	18,040	—	—	18,040
(2,364,421)	1/6/2021	Societe Generale	(1.51)%	Dow Jones U.S. Basic MaterialsSM Index	(4,246)	—	4,246	—
(2,159,904)	11/8/2021	UBS AG	(1.51)%	Dow Jones U.S. Basic MaterialsSM Index	(8,524)	—	8,524	—
(10,894,957)					(38,519)
				Total Unrealized Appreciation	29,382
				Total Unrealized Depreciation	(67,901)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT BASIC MATERIALS SMN :: 155

Investments	Principal Amount	Value
Short-Term Investments — 130.3%
Repurchase Agreements (a) — 130.3%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $888,392 (Cost $888,274)	$888,274	$888,274
Total Investments — 130.3% (Cost $888,274)		888,274
Liabilities in excess of other assets — (30.3%)		(206,711)
Net Assets — 100.0%		$681,563

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(192,636)
Net unrealized depreciation	$(192,636)
Federal income tax cost	$888,274

Swap Agreements1

UltraShort Communication Services Select Sector had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(303,608)	12/7/2020	Goldman Sachs International	(1.74)%	Communication Services Select Sector Index[6]	(81,223)	—	—	(81,223)
(252,824)	11/8/2021	Societe Generale	(1.71)%	Communication Services Select Sector Index[6]	(7,320)	—	—	(7,320)
(805,961)	12/7/2020	UBS AG	(1.51)%	Communication Services Select Sector Index[6]	(104,093)	—	—	(104,093)
(1,362,393)					(192,636)
				Total Unrealized Depreciation	(192,636)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Communication Services Select Sector for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

156 :: YCOM ULTRASHORT COMMUNICATION SERVICES SELECT SECTOR :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 91.4%
Repurchase Agreements (a) — 91.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $1,735,890 (Cost $1,735,660)	$1,735,660	$1,735,660
Total Investments — 91.4% (Cost $1,735,660)		1,735,660
Other assets less liabilities — 8.6%		162,646
Net Assets — 100.0%		$1,898,306

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(59,896)
Net unrealized depreciation	$(59,896)
Federal income tax cost	$1,735,660

Swap Agreements1

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,584,586)	12/7/2020	Bank of America NA	(1.61)%	Dow Jones U.S. Consumer GoodsSM Index	(24,017)
(294,062)	12/7/2020	Bank of America NA	(1.26)%	iShares® U.S. Consumer Goods ETF	(4,599)
(1,878,648)					(28,616)	—	28,616	—
(9,729)	11/8/2021	Credit Suisse International	(1.76)%	Dow Jones U.S. Consumer GoodsSM Index	(128)	—	—	(128)
(172,571)	1/6/2021	Morgan Stanley & Co. International plc	(1.26)%	iShares® U.S. Consumer Goods ETF	(2,260)
(101,827)	1/6/2021	Morgan Stanley & Co. International plc	(1.76)%	Dow Jones U.S. Consumer GoodsSM Index	(1,350)
(274,398)					(3,610)	—	—	(3,610)
(1,421,687)	1/6/2021	Societe Generale	(1.51)%	Dow Jones U.S. Consumer GoodsSM Index	(21,868)	—	21,868	—
(212,086)	11/8/2021	UBS AG	(1.51)%	Dow Jones U.S. Consumer GoodsSM Index	(5,674)	—	5,674	—
(3,796,548)					(59,896)
				Total Unrealized Depreciation	(59,896)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT CONSUMER GOODS SZK :: 157

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

158 :: SZK ULTRASHORT CONSUMER GOODS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 92.0%
Repurchase Agreements (a) — 92.0%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $770,012 (Cost $769,911)	$769,911	$769,911
Total Investments — 92.0% (Cost $769,911)		769,911
Other assets less liabilities — 8.0%		66,536
Net Assets — 100.0%		$836,447

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(30,779)
Net unrealized depreciation	$(30,779)
Federal income tax cost	$769,911

Swap Agreements1

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(262,253)	12/7/2020	Bank of America NA	(1.66)%	Dow Jones U.S. Consumer ServicesSM Index	(4,509)
(30,516)	12/7/2020	Bank of America NA	(1.26)%	iShares® U.S. Consumer Services ETF	(523)
(292,769)					(5,032)	—	5,032	—
(52,089)	12/7/2020	BNP Paribas SA	(1.76)%	Dow Jones U.S. Consumer ServicesSM Index	(1,950)	—	—	(1,950)
(60,016)	11/8/2021	Credit Suisse International	(1.76)%	Dow Jones U.S. Consumer ServicesSM Index	(847)	—	—	(847)
(158,532)	1/6/2021	Morgan Stanley & Co. International plc	(1.91)%	Dow Jones U.S. Consumer ServicesSM Index	(2,232)
(10,972)	1/6/2021	Morgan Stanley & Co. International plc	(1.26)%	iShares® U.S. Consumer Services ETF	(154)
(169,504)					(2,386)	—	1,000	(1,386)
(576,376)	1/6/2021	Societe Generale	(1.51)%	Dow Jones U.S. Consumer ServicesSM Index	(9,968)	—	9,968	—
(522,023)	11/8/2021	UBS AG	(1.51)%	Dow Jones U.S. Consumer ServicesSM Index	(10,596)	—	10,596	—
(1,672,777)					(30,779)
				Total Unrealized Depreciation	(30,779)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT CONSUMER SERVICES SCC :: 159

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

160 :: SCC ULTRASHORT CONSUMER SERVICES :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 112.8%
Repurchase Agreements (a) — 34.0%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $52,175,663 (Cost $52,168,750)	$52,168,750	$52,168,750
U.S. Treasury Obligations (b) — 78.8%
U.S. Treasury Bills
2.04%, 12/5/2019 (c)	12,000,000	11,998,612
1.61%, 12/12/2019 (c)	9,000,000	8,996,050
1.71%, 12/19/2019 (c)	9,000,000	8,993,673
1.61%, 12/26/2019 (c)	9,000,000	8,990,775
2.14%, 1/2/2020 (c)	8,000,000	7,989,305
1.50%, 1/9/2020 (c)	6,000,000	5,990,136
1.50%, 1/16/2020 (c)	6,000,000	5,988,324
1.64%, 1/23/2020 (c)	9,000,000	8,979,880
2.10%, 1/30/2020 (c)	9,000,000	8,976,779
1.53%, 2/6/2020 (c)	6,000,000	5,982,812
1.54%, 2/13/2020 (c)	7,000,000	6,977,874
1.55%, 2/20/2020 (c)	4,000,000	3,986,155
1.96%, 2/27/2020 (c)	10,000,000	9,962,542
1.56%, 3/5/2020 (c)	3,000,000	2,987,763
1.56%, 3/12/2020 (c)	3,000,000	2,986,849
1.56%, 3/19/2020 (c)	3,000,000	2,986,140
2.18%, 3/26/2020 (c)	3,000,000	2,985,146
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.17%, 4/23/2020 (c)	$3,000,000	$2,981,437
2.33%, 5/21/2020 (c)	2,000,000	1,985,242
Total U.S. Treasury Obligations (Cost $120,678,244)		120,725,494
Total Short-Term Investments (Cost $172,846,994)		172,894,244
Total Investments — 112.8% (Cost $172,846,994)		172,894,244
Liabilities in excess of other assets — (12.8%)		(19,574,199)
Net Assets — 100.0%		$153,320,045

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $33,917,226.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,782
Aggregate gross unrealized depreciation	(21,145,047)
Net unrealized depreciation	$(21,097,265)
Federal income tax cost	$172,846,994

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	87	12/20/2019	USD	$12,204,795	$(105,696)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT DOW30SM DXD :: 161

Swap Agreements1

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(48,569,109)	11/6/2020	Bank of America NA	(1.87)%	Dow Jones Industrial AverageSM	(4,217,713)	3,975,713	242,000	—
(116,104,786)	11/6/2020	BNP Paribas SA	(2.01)%	Dow Jones Industrial AverageSM	(2,578,591)	2,578,591	—	—
(39,300,025)	1/20/2021	Citibank NA	(1.91)%	Dow Jones Industrial AverageSM	(875,190)	875,190	—	—
(20,870,249)	11/8/2021	Credit Suisse International	(1.76)%	Dow Jones Industrial AverageSM	(564,445)	—	564,445	—
(29,183,649)	11/6/2020	Goldman Sachs International	(1.79)%	Dow Jones Industrial AverageSM	(10,295,497)
(1,432,334)	11/6/2020	Goldman Sachs International	(1.64)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(126,147)
(30,615,983)					(10,421,644)	10,421,644	—	—
(20,505,581)	1/6/2021	Societe Generale	(1.96)%	Dow Jones Industrial AverageSM	(284,091)	284,091	—	—
(18,468,824)	11/6/2020	UBS AG	(1.96)%	Dow Jones Industrial AverageSM	(2,097,145)	2,057,122	40,023	—
(294,434,557)					(21,038,819)
				Total Unrealized Depreciation	(21,038,819)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

162 :: DXD ULTRASHORT DOW30SM :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 96.9%
Repurchase Agreements (a) — 67.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $19,032,993 (Cost $19,030,469)	$19,030,469	$19,030,469
U.S. Treasury Obligations (b) — 29.5%
U.S. Treasury Bills
2.01%, 12/5/2019 (c)	1,854,000	1,853,785
1.84%, 12/12/2019 (c)	1,412,000	1,411,380
1.90%, 1/2/2020 (c)	1,130,000	1,128,489
1.90%, 1/30/2020 (c)	1,130,000	1,127,085
1.82%, 2/27/2020 (c)	474,000	472,225
1.77%, 3/26/2020 (c)	474,000	471,653
1.75%, 4/23/2020 (c)	474,000	471,067
1.81%, 5/21/2020 (c)	474,000	470,502
1.80%, 6/18/2020 (c)	474,000	469,914
1.80%, 7/16/2020 (c)	474,000	469,372
Total U.S. Treasury Obligations (Cost $8,341,273)		8,345,472
Total Short-Term Investments (Cost $27,371,742)		27,375,941
Total Investments — 96.9% (Cost $27,371,742)		27,375,941
Other assets less liabilities — 3.1%		870,338
Net Assets — 100.0%		$28,246,279

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,763,435.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,199
Aggregate gross unrealized depreciation	(1,529,932)
Net unrealized depreciation	$(1,525,733)
Federal income tax cost	$27,371,742

Swap Agreements1

UltraShort Financials had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,938,885)	12/7/2020	Bank of America NA	(1.86)%	Dow Jones U.S. FinancialsSM Index[6]	(54,143)	—	54,143	—
(5,355,863)	12/7/2020	BNP Paribas SA	(1.91)%	Dow Jones U.S. FinancialsSM Index[6]	(524,910)	206,910	318,000	—
(12,548,023)	1/20/2021	Citibank NA	(1.74)%	Dow Jones U.S. FinancialsSM Index[6]	(232,102)	—	232,102	—
(7,533,625)	11/8/2021	Credit Suisse International	(1.76)%	Dow Jones U.S. FinancialsSM Index[6]	(184,528)	184,528	—	—
(7,761,491)	12/7/2020	Goldman Sachs International	(1.84)%	Dow Jones U.S. FinancialsSM Index[6]	(143,036)	143,036	—	—
(1,059,813)	1/6/2021	Morgan Stanley & Co. International plc	(1.86)%	Dow Jones U.S. FinancialsSM Index[6]	(19,872)	—	19,872	—
(13,349,231)	1/6/2021	Societe Generale	(1.76)%	Dow Jones U.S. FinancialsSM Index[6]	(253,551)	190,491	—	(63,060)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT FINANCIALS SKF :: 163

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(5,937,892)	11/8/2021	UBS AG	(1.86)%	Dow Jones U.S. FinancialsSM Index[6]	(117,790)	—	117,790	—
(56,484,823)					(1,529,932)
				Total Unrealized Depreciation	(1,529,932)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Summary Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

164 :: SKF ULTRASHORT FINANCIALS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 88.7%
Repurchase Agreements (a) — 64.6%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $24,882,984 (Cost $24,879,687)	$24,879,687	$24,879,687
U.S. Treasury Obligations (b) — 24.1%
U.S. Treasury Bills
2.11%, 12/5/2019 (c)	1,766,000	1,765,795
1.84%, 12/12/2019 (c)	1,291,000	1,290,434
1.90%, 1/2/2020 (c)	1,386,000	1,384,147
1.90%, 1/30/2020 (c)	1,386,000	1,382,424
1.82%, 2/27/2020 (c)	582,000	579,820
1.77%, 3/26/2020 (c)	582,000	579,118
1.75%, 4/23/2020 (c)	582,000	578,399
1.81%, 5/21/2020 (c)	582,000	577,705
1.80%, 6/18/2020 (c)	582,000	576,983
1.80%, 7/16/2020 (c)	582,000	576,318
Total U.S. Treasury Obligations (Cost $9,286,079)		9,291,143
Total Short-Term Investments (Cost $34,165,766)		34,170,830
Total Investments — 88.7% (Cost $34,165,766)		34,170,830
Other assets less liabilities — 11.3%		4,342,387
Net Assets — 100.0%		$38,513,217

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,290,748.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,538,819
Aggregate gross unrealized depreciation	(1,261,889)
Net unrealized appreciation	$276,930
Federal income tax cost	$34,165,766

Swap Agreements1,6

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(39,544,490)	11/6/2020	Bank of America NA	(0.96)%	iShares® China Large-Cap ETF	(1,254,544)	—	1,254,544	—
(867,040)	11/9/2021	Citibank NA	1.16%	iShares® China Large-Cap ETF	36,341	—	—	36,341
(22,975,330)	11/9/2021	Credit Suisse International	(0.51)%	iShares® China Large-Cap ETF	950,437	—	(590,000)	360,437
(2,346,690)	11/9/2021	Goldman Sachs International	0.16%	iShares® China Large-Cap ETF	100,059	—	—	100,059
(944,361)	11/6/2020	Morgan Stanley & Co. International plc	(0.26)%	iShares® China Large-Cap ETF	(7,345)	—	7,345	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT FTSE CHINA 50 FXP :: 165

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(5,740,745)	11/9/2021	Societe Generale	(0.26)%	iShares® China Large-Cap ETF	254,853	(252,586)	—	2,267
(4,738,667)	11/9/2021	UBS AG	0.00%	iShares® China Large-Cap ETF	192,065	—	—	192,065
(77,157,323)					271,866
				Total Unrealized Appreciation	1,533,755
				Total Unrealized Depreciation	(1,261,889)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

166 :: FXP ULTRASHORT FTSE CHINA 50 :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 95.4%
Repurchase Agreements (a) — 63.7%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $8,314,872 (Cost $8,313,770)	$8,313,770	$8,313,770
U.S. Treasury Obligations (b) — 31.7%
U.S. Treasury Bills
2.18%, 12/5/2019 (c)	739,000	738,914
1.84%, 12/12/2019 (c)	654,000	653,713
1.90%, 1/2/2020 (c)	612,000	611,182
1.90%, 1/30/2020 (c)	612,000	610,421
1.82%, 2/27/2020 (c)	257,000	256,037
1.77%, 3/26/2020 (c)	257,000	255,727
1.75%, 4/23/2020 (c)	257,000	255,410
1.81%, 5/21/2020 (c)	257,000	255,104
1.80%, 6/18/2020 (c)	257,000	254,785
1.80%, 7/16/2020 (c)	257,000	254,491
Total U.S. Treasury Obligations (Cost $4,143,537)		4,145,784
Total Short-Term Investments (Cost $12,457,307)		12,459,554
Total Investments — 95.4% (Cost $12,457,307)		12,459,554
Other assets less liabilities — 4.6%		595,038
Net Assets — 100.0%		$13,054,592

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,659,512.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,247
Aggregate gross unrealized depreciation	(1,924,371)
Net unrealized depreciation	$(1,922,124)
Federal income tax cost	$12,457,307

Swap Agreements1,6

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(4,725,678)	11/9/2021	Citibank NA	(0.79)%	Vanguard® FTSE Europe ETF Shares	(11,642)	—	11,642	—
(1,502,673)	11/9/2021	Credit Suisse International	(1.01)%	Vanguard® FTSE Europe ETF Shares	(3,485)	—	3,485	—
(2,069,839)	11/9/2021	Goldman Sachs International	(0.79)%	Vanguard® FTSE Europe ETF Shares	(5,099)	—	5,099	—
(1,144,794)	11/9/2021	Morgan Stanley & Co. International plc	(1.26)%	Vanguard® FTSE Europe ETF Shares	(2,457)	—	1,460	(997)
(3,450,459)	11/6/2020	Societe Generale	(0.76)%	Vanguard® FTSE Europe ETF Shares	(510,247)	411,765	—	(98,482)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT FTSE EUROPE EPV :: 167

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(13,199,831)	11/6/2020	UBS AG	(1.26)%	Vanguard® FTSE Europe ETF Shares	(1,391,441)	79,441	1,312,000	—
(26,093,274)					(1,924,371)
				Total Unrealized Depreciation	(1,924,371)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

168 :: EPV ULTRASHORT FTSE EUROPE :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 117.7%
Repurchase Agreements (a) — 117.7%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $2,386,260 (Cost $2,385,944)	$2,385,944	$2,385,944
Total Investments — 117.7% (Cost $2,385,944)		2,385,944
Liabilities in excess of other assets — (17.7%)		(358,327)
Net Assets — 100.0%		$2,027,617

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(545,084)
Net unrealized depreciation	$(545,084)
Federal income tax cost	$2,385,944

Swap Agreements1

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(679,579)	11/6/2020	Bank of America NA	(1.76)%	Dow Jones U.S. Health CareSM Index[6]	(77,706)
(172,818)	12/7/2020	Bank of America NA	(1.31)%	iShares® U.S. Healthcare ETF	(9,761)
(852,397)					(87,467)	—	80,000	(7,467)
(94,035)	11/8/2021	Credit Suisse International	(1.76)%	Dow Jones U.S. Health CareSM Index[6]	(4,019)	—	—	(4,019)
(48,086)	1/6/2021	Morgan Stanley & Co. International plc	(1.96)%	Dow Jones U.S. Health CareSM Index[6]	(2,053)
(38,108)	1/6/2021	Morgan Stanley & Co. International plc	(1.41)%	iShares® U.S. Healthcare ETF	(1,630)
(86,194)					(3,683)	—	—	(3,683)
(2,292,104)	1/6/2021	Societe Generale	(1.76)%	Dow Jones U.S. Health CareSM Index[6]	(129,112)	—	20,000	(109,112)
(730,030)	11/6/2020	UBS AG	(1.51)%	Dow Jones U.S. Health CareSM Index[6]	(320,803)	—	108,000	(212,803)
(4,054,760)					(545,084)
				Total Unrealized Depreciation	(545,084)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT HEALTH CARE RXD :: 169

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

170 :: RXD ULTRASHORT HEALTH CARE :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 111.7%
Repurchase Agreements (a) — 111.7%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $1,679,381 (Cost $1,679,159)	$1,679,159	$1,679,159
Total Investments — 111.7% (Cost $1,679,159)		1,679,159
Liabilities in excess of other assets — (11.7%)		(176,548)
Net Assets — 100.0%		$1,502,611

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(77,712)
Net unrealized depreciation	$(77,712)
Federal income tax cost	$1,679,159

Swap Agreements1

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(179,767)	12/7/2020	Bank of America NA	(1.66)%	Dow Jones U.S. IndustrialsSM Index	(21,647)
(10,458)	12/7/2020	Bank of America NA	(1.26)%	iShares® U.S. Industrials ETF	(192)
(190,225)					(21,839)	—	21,839	—
(64,037)	11/8/2021	Credit Suisse International	(1.76)%	Dow Jones U.S. IndustrialsSM Index	(770)	—	—	(770)
(812,773)	1/6/2021	Morgan Stanley & Co. International plc	(1.41)%	iShares® U.S. Industrials ETF	(10,288)
(85,113)	1/6/2021	Morgan Stanley & Co. International plc	(1.76)%	Dow Jones U.S. IndustrialsSM Index	(1,027)
(897,886)					(11,315)	—	11,315	—
(1,345,596)	1/6/2021	Societe Generale	(1.51)%	Dow Jones U.S. IndustrialsSM Index	(32,266)	—	32,266	—
(507,436)	11/8/2021	UBS AG	(1.51)%	Dow Jones U.S. IndustrialsSM Index	(11,522)	—	11,522	—
(3,005,180)					(77,712)
				Total Unrealized Depreciation	(77,712)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT INDUSTRIALS SIJ :: 171

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

172 :: SIJ ULTRASHORT INDUSTRIALS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 101.7%
Repurchase Agreements (a) — 101.7%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $3,083,404 (Cost $3,082,994)	$3,082,994	$3,082,994
Total Investments — 101.7% (Cost $3,082,994)		3,082,994
Liabilities in excess of other assets — (1.7%)		(51,233)
Net Assets — 100.0%		$3,031,761

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(655,765)
Net unrealized depreciation	$(655,765)
Federal income tax cost	$3,082,994

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	12/20/2019	USD	$200,920	$(1,825)

Swap Agreements1

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(673,740)	11/6/2020	Bank of America NA	(1.86)%	S&P MidCap 400®	(131,049)	—	34,000	(97,049)
(1,177,178)	11/6/2020	BNP Paribas SA	(1.86)%	S&P MidCap 400®	(94,024)	—	—	(94,024)
(1,093,522)	11/6/2020	Citibank NA	(1.79)%	S&P MidCap 400®	(11,188)	—	11,188	—
(997,752)	11/6/2020	Credit Suisse International	(1.71)%	S&P MidCap 400®	(394,619)	—	394,619	—
(896,527)	1/6/2021	Morgan Stanley & Co. International plc	(1.66)%	S&P MidCap 400®	(9,260)	—	5,000	(4,260)
(1,023,166)	1/6/2021	Societe Generale	(1.66)%	S&P MidCap 400®	(13,800)	—	13,800	—
(5,861,885)					(653,940)
				Total Unrealized Depreciation	(653,940)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT MIDCAP400 MZZ :: 173

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

174 :: MZZ ULTRASHORT MIDCAP400 :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 128.8%
Repurchase Agreements (a) — 81.5%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $20,469,166 (Cost $20,466,454)	$20,466,454	$20,466,454
U.S. Treasury Obligations (b) — 47.3%
U.S. Treasury Bills
2.15%, 12/5/2019 (c)	2,088,000	2,087,759
1.84%, 12/12/2019 (c)	1,725,000	1,724,243
1.90%, 1/2/2020 (c)	1,789,000	1,786,608
1.90%, 1/30/2020 (c)	1,789,000	1,784,384
1.82%, 2/27/2020 (c)	751,000	748,187
1.77%, 3/26/2020 (c)	751,000	747,281
1.75%, 4/23/2020 (c)	751,000	746,353
1.81%, 5/21/2020 (c)	751,000	745,458
1.80%, 6/18/2020 (c)	751,000	744,527
1.80%, 7/16/2020 (c)	751,000	743,668
Total U.S. Treasury Obligations (Cost $11,851,938)		11,858,468
Total Short-Term Investments (Cost $32,318,392)		32,324,922
Total Investments — 128.8% (Cost $32,318,392)		32,324,922
Liabilities in excess of other assets — (28.8%)		(7,222,453)
Net Assets — 100.0%		$25,102,469

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $10,783,513.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,171,761
Aggregate gross unrealized depreciation	(11,506,506)
Net unrealized depreciation	$(10,334,745)
Federal income tax cost	$32,318,392

Swap Agreements1,6

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(2,279,931)	1/8/2021	Bank of America NA	(1.01)%	iShares® MSCI Brazil Capped ETF	102,041	—	—	102,041
(20,078,925)	11/9/2021	Citibank NA	(1.39)%	iShares® MSCI Brazil Capped ETF	980,681	—	(980,681)	—
(1,860,084)	11/9/2021	Credit Suisse International	(0.46)%	iShares® MSCI Brazil Capped ETF	82,509	—	—	82,509
(458,768)	11/6/2020	Morgan Stanley & Co. International plc	(1.26)%	iShares® MSCI Brazil Capped ETF	(24,255)	—	24,255	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT MSCI BRAZIL CAPPED BZQ :: 175

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(19,742,056)	12/6/2019	Societe Generale	(1.26)%	iShares® MSCI Brazil Capped ETF	(8,521,844)	6,778,844	1,743,000	—
(5,844,270)	12/6/2019	UBS AG	(1.01)%	iShares® MSCI Brazil Capped ETF	(2,960,407)	1,041,407	1,919,000	—
(50,264,034)					(10,341,275)
				Total Unrealized Appreciation	1,165,231
				Total Unrealized Depreciation	(11,506,506)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

176 :: BZQ ULTRASHORT MSCI BRAZIL CAPPED :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 83.4%
Repurchase Agreements (a) — 83.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $1,559,265 (Cost $1,559,059)	$1,559,059	$1,559,059
Total Investments — 83.4% (Cost $1,559,059)		1,559,059
Other assets less liabilities — 16.6%		311,213
Net Assets — 100.0%		$1,870,272

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,552
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$3,552
Federal income tax cost	$1,559,059

Swap Agreements1,6

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(650,974)	11/9/2021	Citibank NA	(1.19)%	iShares® MSCI EAFE ETF	826	—	—	826
(1,157,948)	11/9/2021	Credit Suisse International	(1.46)%	iShares® MSCI EAFE ETF	738	—	—	738
(943,733)	11/9/2021	Societe Generale	(1.46)%	iShares® MSCI EAFE ETF	820	—	—	820
(986,576)	11/9/2021	UBS AG	(1.36)%	iShares® MSCI EAFE ETF	1,168	—	—	1,168
(3,739,231)					3,552
				Total Unrealized Appreciation	3,552

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT MSCI EAFE EFU :: 177

Investments	Principal Amount	Value
Short-Term Investments — 84.5%
Repurchase Agreements (a) — 54.5%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $8,713,033 (Cost $8,711,878)	$8,711,878	$8,711,878
U.S. Treasury Obligations (b) — 30.0%
U.S. Treasury Bills
2.13%, 12/5/2019 (c)	971,000	970,888
1.84%, 12/12/2019 (c)	781,000	780,657
1.90%, 1/2/2020 (c)	678,000	677,094
1.90%, 1/30/2020 (c)	678,000	676,251
1.82%, 2/27/2020 (c)	285,000	283,932
1.77%, 3/26/2020 (c)	285,000	283,589
1.75%, 4/23/2020 (c)	285,000	283,236
1.81%, 5/21/2020 (c)	285,000	282,897
1.80%, 6/18/2020 (c)	285,000	282,543
1.80%, 7/16/2020 (c)	285,000	282,218
Total U.S. Treasury Obligations (Cost $4,800,794)		4,803,305
Total Short-Term Investments (Cost $13,512,672)		13,515,183
Total Investments — 84.5% (Cost $13,512,672)		13,515,183
Other assets less liabilities — 15.5%		2,475,686
Net Assets — 100.0%		$15,990,869

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,960,027.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$790,621
Aggregate gross unrealized depreciation	(1,164,866)
Net unrealized depreciation	$(374,245)
Federal income tax cost	$13,512,672

Swap Agreements1,6

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(16,113,349)	11/9/2021	Citibank NA	(1.04)%	iShares® MSCI Emerging Markets ETF	438,241	—	(370,000)	68,241
(6,730,237)	11/9/2021	Credit Suisse International	(0.56)%	iShares® MSCI Emerging Markets ETF	183,438	—	—	183,438
(1,045,223)	11/9/2021	Goldman Sachs International	0.41%	iShares® MSCI Emerging Markets ETF	29,666	—	—	29,666
(2,597,508)	11/6/2020	Societe Generale	(0.26)%	iShares® MSCI Emerging Markets ETF	(1,164,866)	954,866	210,000	—

See accompanying notes to the financial statements.

178 :: EEV ULTRASHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(5,459,048)	11/9/2021	UBS AG	(0.66)%	iShares® MSCI Emerging Markets ETF	136,765	—	—	136,765
(31,945,365)					(376,756)
				Total Unrealized Appreciation	788,110
				Total Unrealized Depreciation	(1,164,866)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT MSCI EMERGING MARKETS EEV :: 179

Investments	Principal Amount	Value
Short-Term Investments — 63.8%
Repurchase Agreements (a) — 63.8%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $3,487,582 (Cost $3,487,120)	$3,487,120	$3,487,120
Total Investments — 63.8% (Cost $3,487,120)		3,487,120
Other assets less liabilities — 36.2%		1,978,751
Net Assets — 100.0%		$5,465,871

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,280
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$39,280
Federal income tax cost	$3,487,120

Swap Agreements1,6

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,170,546)	1/8/2021	Bank of America NA	(1.31)%	iShares® MSCI Japan ETF	4,606	—	—	4,606
(6,054,704)	11/9/2021	Credit Suisse International	(1.66)%	iShares® MSCI Japan ETF	23,547	—	—	23,547
(1,373,692)	11/9/2021	Morgan Stanley & Co. International plc	(1.36)%	iShares® MSCI Japan ETF	5,454	(5,454)	—	—
(1,322,673)	11/9/2021	Societe Generale	(1.16)%	iShares® MSCI Japan ETF	4,760	—	—	4,760
(1,034,414)	11/9/2021	UBS AG	(1.11)%	iShares® MSCI Japan ETF	913	—	—	913
(10,956,029)					39,280
				Total Unrealized Appreciation	39,280

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

180 :: EWV ULTRASHORT MSCI JAPAN :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 117.6%
Repurchase Agreements (a) — 80.9%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $15,919,100 (Cost $15,916,990)	$15,916,990	$15,916,990
U.S. Treasury Obligations (b) — 36.7%
U.S. Treasury Bills
2.17%, 12/5/2019 (c)	1,281,000	1,280,852
1.84%, 12/12/2019 (c)	1,031,000	1,030,547
1.90%, 1/2/2020 (c)	1,115,000	1,113,509
1.90%, 1/30/2020 (c)	1,115,000	1,112,123
1.82%, 2/27/2020 (c)	453,000	451,303
1.77%, 3/26/2020 (c)	453,000	450,757
1.75%, 4/23/2020 (c)	453,000	450,197
1.81%, 5/21/2020 (c)	454,000	450,650
1.80%, 6/18/2020 (c)	454,000	450,087
1.80%, 7/16/2020 (c)	454,000	449,568
Total U.S. Treasury Obligations (Cost $7,235,614)		7,239,593
Total Short-Term Investments (Cost $23,152,604)		23,156,583
Total Investments — 117.6% (Cost $23,152,604)		23,156,583
Liabilities in excess of other assets — (17.6%)		(3,472,626)
Net Assets — 100.0%		$19,683,957

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,825,489.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,979
Aggregate gross unrealized depreciation	(4,244,928)
Net unrealized depreciation	$(4,240,949)
Federal income tax cost	$23,152,604

Swap Agreements1

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(7,950,979)	12/7/2020	Bank of America NA	(0.99)%	iShares® Nasdaq Biotechnology ETF	(748,642)
(3,357,131)	12/7/2020	Bank of America NA	(1.46)%	NASDAQ Biotechnology Index®	(383,527)
(11,308,110)					(1,132,169)	949,169	183,000	—
(1,423,145)	11/6/2020	Citibank NA	(0.59)%	NASDAQ Biotechnology Index®	(134,478)	—	134,478	—
(135,180)	11/8/2021	Credit Suisse International	(1.01)%	NASDAQ Biotechnology Index®	(10,159)	—	10,159	—
(146,445)	1/6/2021	Morgan Stanley & Co. International plc	(1.61)%	NASDAQ Biotechnology Index®	(10,968)
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT NASDAQ BIOTECHNOLOGY BIS :: 181

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(67,817)	1/6/2021	Morgan Stanley & Co. International plc	(1.11)%	iShares® Nasdaq Biotechnology ETF	(5,106)
(214,262)					(16,074)	—	16,074	—
(10,100,950)	1/6/2021	Societe Generale	(1.76)%	NASDAQ Biotechnology Index®	(1,272,292)	879,827	375,000	(17,465)
(16,093,930)	11/8/2021	UBS AG	(0.76)%	NASDAQ Biotechnology Index®	(1,679,756)	1,679,756	—	—
(39,275,577)					(4,244,928)
				Total Unrealized Depreciation	(4,244,928)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

182 :: BIS ULTRASHORT NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 87.9%
Repurchase Agreements (a) — 66.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $10,603,776 (Cost $10,602,371)	$10,602,371	$10,602,371
U.S. Treasury Obligations (b) — 21.5%
U.S. Treasury Bills
2.30%, 12/5/2019 (c)	567,000	566,934
1.84%, 12/12/2019 (c)	455,000	454,800
1.90%, 1/2/2020 (c)	535,000	534,285
1.90%, 1/30/2020 (c)	535,000	533,620
1.82%, 2/27/2020 (c)	225,000	224,157
1.77%, 3/26/2020 (c)	225,000	223,886
1.75%, 4/23/2020 (c)	225,000	223,608
1.81%, 5/21/2020 (c)	225,000	223,340
1.80%, 6/18/2020 (c)	225,000	223,061
1.80%, 7/16/2020 (c)	225,000	222,803
Total U.S. Treasury Obligations (Cost $3,428,544)		3,430,494
Total Short-Term Investments (Cost $14,030,915)		14,032,865
Total Investments — 87.9% (Cost $14,030,915)		14,032,865
Other assets less liabilities — 12.1%		1,925,087
Net Assets — 100.0%		$15,957,952

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $423,998.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,522,019
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,522,019
Federal income tax cost	$14,030,915

Swap Agreements1

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(4,132,151)	11/6/2020	Bank of America NA	(1.66)%	Dow Jones U.S. Oil & GasSM Index	1,002,499
(469,741)	12/7/2020	Bank of America NA	(1.31)%	iShares® U.S. Energy ETF	10,736
(4,601,892)					1,013,235	(1,013,235)	—	—
(291,973)	11/8/2021	Credit Suisse International	(1.76)%	Dow Jones U.S. Oil & GasSM Index	4,725	—	—	4,725
(22,532)	12/7/2020	Goldman Sachs International	(1.74)%	Dow Jones U.S. Oil & GasSM Index	521	—	—	521
(1,218,119)	1/6/2021	Morgan Stanley & Co. International plc	(1.76)%	Dow Jones U.S. Oil & GasSM Index	19,662

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT OIL & GAS DUG :: 183

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(12,659)	12/6/2019	Morgan Stanley & Co. International plc	(1.21)%	iShares® U.S. Energy ETF	2,453
(1,230,778)					22,115	—	—	22,115
(10,690,813)	1/6/2021	Societe Generale	(1.51)%	Dow Jones U.S. Oil & GasSM Index	172,545	—	—	172,545
(15,114,063)	11/8/2021	UBS AG	(1.61)%	Dow Jones U.S. Oil & GasSM Index	306,928	(90,805)	—	216,123
(31,952,051)					1,520,069
				Total Unrealized Appreciation	1,520,069

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

184 :: DUG ULTRASHORT OIL & GAS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 114.4%
Repurchase Agreements (a) — 31.3%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $101,115,361 (Cost $101,101,962)	$101,101,962	$101,101,962
U.S. Treasury Obligations (b) — 83.1%
U.S. Treasury Bills
2.09%, 12/5/2019 (c)	25,000,000	24,997,109
1.61%, 12/12/2019 (c)	19,000,000	18,991,661
1.71%, 12/19/2019 (c)	18,000,000	17,987,346
1.61%, 12/26/2019 (c)	19,000,000	18,980,525
2.18%, 1/2/2020 (c)	18,000,000	17,975,936
1.50%, 1/9/2020 (c)	13,000,000	12,978,628
1.50%, 1/16/2020 (c)	13,000,000	12,974,702
1.64%, 1/23/2020 (c)	19,000,000	18,957,525
2.13%, 1/30/2020 (c)	20,000,000	19,948,397
1.53%, 2/6/2020 (c)	14,000,000	13,959,896
1.54%, 2/13/2020 (c)	15,000,000	14,952,588
1.55%, 2/20/2020 (c)	10,000,000	9,965,389
1.99%, 2/27/2020 (c)	23,000,000	22,913,846
1.56%, 3/5/2020 (c)	7,000,000	6,971,446
1.56%, 3/12/2020 (c)	7,000,000	6,969,314
1.56%, 3/19/2020 (c)	7,000,000	6,967,660
2.23%, 3/26/2020 (c)	8,000,000	7,960,389
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
2.23%, 4/23/2020 (c)	$8,000,000	$7,950,498
2.33%, 5/21/2020 (c)	6,000,000	5,955,725
Total U.S. Treasury Obligations (Cost $268,236,104)		268,358,580
Total Short-Term Investments (Cost $369,338,066)		369,460,542
Total Investments — 114.4% (Cost $369,338,066)		369,460,542
Liabilities in excess of other assets — (14.4%)		(46,422,858)
Net Assets — 100.0%		$323,037,684

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $88,538,108.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,652
Aggregate gross unrealized depreciation	(48,451,780)
Net unrealized depreciation	$(48,328,128)
Federal income tax cost	$369,338,066

Futures Contracts Sold

UltraShort QQQ had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	43	12/20/2019	USD	$7,231,955	$(119,580)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT QQQ QID :: 185

Swap Agreements1

UltraShort QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(131,474,221)	11/6/2020	Bank of America NA	(1.66)%	NASDAQ-100 Index®	(21,639,226)	21,101,226	538,000	—
(19,807,474)	11/6/2020	BNP Paribas SA	(1.96)%	NASDAQ-100 Index®	(487,168)	487,168	—	—
(165,510,478)	1/20/2021	Citibank NA	(1.86)%	NASDAQ-100 Index®	(3,852,327)	3,852,327	—	—
(86,003,261)	11/8/2021	Credit Suisse International	(1.66)%	NASDAQ-100 Index®	(2,439,875)	2,439,871	4	—
(116,222,894)	12/7/2020	Goldman Sachs International	(1.89)%	NASDAQ-100 Index®	(2,838,294)
(1,625,090)	12/7/2020	Goldman Sachs International	(1.69)%	PowerShares QQQ TrustSM, Series 1	(40,447)
(117,847,984)					(2,878,741)	2,878,741	—	—
(14,353,485)	1/6/2021	Morgan Stanley & Co. International plc	(1.86)%	NASDAQ-100 Index®	(353,998)
(2,034,512)	1/6/2021	Morgan Stanley & Co. International plc	(1.66)%	PowerShares QQQ TrustSM, Series 1	(50,695)
(16,387,997)					(404,693)	404,693	—	—
(78,633,234)	1/6/2021	Societe Generale	(1.96)%	NASDAQ-100 Index®	(1,970,928)	1,970,928	—	—
(23,183,560)	11/6/2020	UBS AG	(1.91)%	NASDAQ-100 Index®	(14,658,066)	13,335,066	1,323,000	—
(638,848,209)					(48,331,024)
				Total Unrealized Depreciation	(48,331,024)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

186 :: QID ULTRASHORT QQQ :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 109.2%
Repurchase Agreements (a) — 74.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $14,034,831 (Cost $14,032,971)	$14,032,971	$14,032,971
U.S. Treasury Obligations (b) — 34.8%
U.S. Treasury Bills
2.12%, 12/5/2019 (c)	1,228,000	1,227,858
1.84%, 12/12/2019 (c)	988,000	987,566
1.90%, 1/2/2020 (c)	968,000	966,706
1.90%, 1/30/2020 (c)	968,000	965,502
1.82%, 2/27/2020 (c)	406,000	404,479
1.77%, 3/26/2020 (c)	406,000	403,990
1.75%, 4/23/2020 (c)	407,000	404,482
1.81%, 5/21/2020 (c)	407,000	403,997
1.80%, 6/18/2020 (c)	407,000	403,492
1.80%, 7/16/2020 (c)	407,000	403,026
Total U.S. Treasury Obligations (Cost $6,567,548)		6,571,098
Total Short-Term Investments (Cost $20,600,519)		20,604,069
Total Investments — 109.2% (Cost $20,600,519)		20,604,069
Liabilities in excess of other assets — (9.2%)		(1,737,158)
Net Assets — 100.0%		$18,866,911

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,530,871.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,550
Aggregate gross unrealized depreciation	(3,138,103)
Net unrealized depreciation	$(3,134,553)
Federal income tax cost	$20,600,519

Swap Agreements1

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(6,913,438)	11/6/2020	Bank of America NA	(2.11)%	Dow Jones U.S. Real EstateSM Index	(2,441,022)
(5,566,425)	12/7/2020	Bank of America NA	(1.61)%	iShares® U.S. Real Estate ETF	(53,000)
(12,479,863)					(2,494,022)	1,598,022	896,000	—
(9,490,546)	12/7/2020	BNP Paribas SA	(1.91)%	Dow Jones U.S. Real EstateSM Index	(398,065)	398,065	—	—
(1,849,260)	11/8/2021	Credit Suisse International	(1.81)%	Dow Jones U.S. Real EstateSM Index	(37,959)	—	37,959	—
(42,478)	12/7/2020	Goldman Sachs International	(1.74)%	Dow Jones U.S. Real EstateSM Index	(408)	—	408	—
(3,831,446)	1/6/2021	Morgan Stanley & Co. International plc	(1.66)%	Dow Jones U.S. Real EstateSM Index	(69,863)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT REAL ESTATE SRS :: 187

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(91,598)	1/6/2021	Morgan Stanley & Co. International plc	(1.26)%	iShares® U.S. Real Estate ETF	(1,644)
(3,923,044)					(71,507)	—	—	(71,507)
(4,448,110)	1/6/2021	Societe Generale	(1.56)%	Dow Jones U.S. Real EstateSM Index	(53,465)	—	53,465	—
(5,472,343)	11/8/2021	UBS AG	(1.51)%	Dow Jones U.S. Real EstateSM Index	(82,677)	—	82,677	—
(37,705,644)					(3,138,103)
				Total Unrealized Depreciation	(3,138,103)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

188 :: SRS ULTRASHORT REAL ESTATE :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 101.7%
Repurchase Agreements (a) — 28.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $23,509,753 (Cost $23,506,637)	$23,506,637	$23,506,637
U.S. Treasury Obligations (b) — 73.6%
U.S. Treasury Bills
1.94%, 12/5/2019 (c)	5,779,000	5,778,332
1.94%, 12/12/2019 (c)	5,000,000	4,997,806
1.71%, 12/19/2019 (c)	4,000,000	3,997,188
1.61%, 12/26/2019 (c)	5,000,000	4,994,875
1.51%, 1/2/2020 (c)	4,000,000	3,994,652
1.50%, 1/9/2020 (c)	3,000,000	2,995,068
1.50%, 1/16/2020 (c)	3,000,000	2,994,162
1.64%, 1/23/2020 (c)	5,000,000	4,988,822
1.52%, 1/30/2020 (c)	4,000,000	3,989,679
1.53%, 2/6/2020 (c)	3,000,000	2,991,406
1.54%, 2/13/2020 (c)	3,000,000	2,990,518
1.55%, 2/20/2020 (c)	2,000,000	1,993,078
1.84%, 2/27/2020 (c)	5,000,000	4,981,271
1.56%, 3/5/2020 (c)	2,000,000	1,991,842
1.56%, 3/12/2020 (c)	2,000,000	1,991,233
1.56%, 3/19/2020 (c)	2,000,000	1,990,760
Investments	Principal Amount	Value
U.S. Treasury Obligations (b) (continued)
1.77%, 3/26/2020 (c)	$2,000,000	$1,990,097
1.75%, 4/23/2020 (c)	2,000,000	1,987,624
Total U.S. Treasury Obligations (Cost $61,628,967)		61,638,413
Total Short-Term Investments (Cost $85,135,604)		85,145,050
Total Investments — 101.7% (Cost $85,135,604)		85,145,050
Liabilities in excess of other assets — (1.7%)		(1,412,632)
Net Assets — 100.0%		$83,732,418

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,318,891.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$557,179
Aggregate gross unrealized depreciation	(4,383,291)
Net unrealized depreciation	$(3,826,112)
Federal income tax cost	$85,135,604

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 Emini Index	90	12/20/2019	USD	$7,305,300	$(149,802)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT RUSSELL2000 TWM :: 189

Swap Agreements1

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(11,424,758)	11/6/2020	Bank of America NA	(1.56)%	Russell 2000® Index	547,286	(497,387)	—	49,899
(26,227,553)	11/6/2020	BNP Paribas SA	(1.36)%	Russell 2000® Index	(589,028)	—	589,028	—
(12,562,259)	11/6/2020	Citibank NA	(1.24)%	Russell 2000® Index	(271,361)	—	271,361	—
(5,624,019)	11/8/2021	Credit Suisse International	(1.46)%	Russell 2000® Index	(144,194)	—	144,194	—
(3,138,534)	12/7/2020	Goldman Sachs International	(1.34)%	Russell 2000® Index	(68,497)	32,497	36,000	—
(12,997,625)	1/6/2021	Morgan Stanley & Co. International plc	(1.36)%	Russell 2000® Index	(349,713)
(1,493,406)	1/6/2021	Morgan Stanley & Co. International plc	(1.16)%	iShares® Russell 2000 ETF	(31,510)
(14,491,031)					(381,223)	381,223	—	—
(77,332,698)	1/6/2021	Societe Generale	(1.36)%	Russell 2000® Index	(1,810,445)	1,810,445	—	—
(9,360,133)	11/6/2020	UBS AG	(1.26)%	Russell 2000® Index	(968,294)	582,294	386,000	—
(160,160,985)					(3,685,756)
				Total Unrealized Appreciation	547,286
				Total Unrealized Depreciation	(4,233,042)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

190 :: TWM ULTRASHORT RUSSELL2000 :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 114.5%
Repurchase Agreements (a) — 11.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $122,603,146 (Cost $122,586,900)	$122,586,900	$122,586,900
U.S. Treasury Obligations (b) — 103.1%
U.S. Treasury Bills
1.55%, 12/3/2019 (c)	150,000,000	149,993,416
1.61%, 12/5/2019 (c)	220,000,000	219,974,561
1.93%, 12/12/2019 (c)	53,000,000	52,976,739
1.71%, 12/19/2019 (c)	50,000,000	49,964,849
1.61%, 12/26/2019 (c)	53,000,000	52,945,675
2.06%, 1/2/2020 (c)	57,000,000	56,923,798
1.63%, 1/9/2020 (c)	56,000,000	55,907,934
1.63%, 1/16/2020 (c)	56,000,000	55,891,022
1.64%, 1/23/2020 (c)	55,000,000	54,877,047
2.09%, 1/30/2020 (c)	57,000,000	56,852,931
1.53%, 2/6/2020 (c)	45,000,000	44,871,094
1.54%, 2/13/2020 (c)	47,000,000	46,851,442
1.55%, 2/20/2020 (c)	28,000,000	27,903,089
1.97%, 2/27/2020 (c)	61,000,000	60,771,504
1.56%, 3/5/2020 (c)	23,000,000	22,906,181
1.56%, 3/12/2020 (c)	23,000,000	22,899,175
1.56%, 3/19/2020 (c)	23,000,000	22,893,740
2.18%, 3/26/2020 (c)	21,000,000	20,896,021
2.17%, 4/23/2020 (c)	21,000,000	20,870,058
2.33%, 5/21/2020 (c)	14,000,000	13,896,692
Total U.S. Treasury Obligations (Cost $1,110,725,887)		1,111,066,968
Total Short-Term Investments (Cost $1,233,312,787)		1,233,653,868
Total Investments — 114.5% (Cost $1,233,312,787)		1,233,653,868
Liabilities in excess of other assets — (14.5%)		(156,572,103)
Net Assets — 100.0%		$1,077,081,765

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $280,140,375.

(c)  The rate shown was the current yield as of November 30, 2019.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$342,560
Aggregate gross unrealized depreciation	(158,542,125)
Net unrealized depreciation	$(158,199,565)
Federal income tax cost	$1,233,312,787

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	309	12/20/2019	USD	$48,540,038	$(1,849,339)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT S&P500® SDS :: 191

Swap Agreements1

UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(173,768,600)	11/6/2020	Bank of America NA	(1.76)%	S&P 500®	(27,884,011)	27,884,011	—	—
(282,472,189)	11/6/2020	BNP Paribas SA	(2.01)%	S&P 500®	(63,006,962)	63,006,962	—	—
(310,840,804)	1/20/2021	Citibank NA	(1.94)%	S&P 500®	(6,556,314)	6,556,314	—	—
(334,737,380)	11/8/2021	Credit Suisse International	(1.76)%	S&P 500®	(7,098,901)	7,098,901	—	—
(310,529,847)	12/7/2020	Goldman Sachs International	(1.94)%	S&P 500®	(6,549,756)
(832,303)	12/7/2020	Goldman Sachs International	(1.84)%	SPDR® S&P 500® ETF Trust	(18,049)
(311,362,150)					(6,567,805)	6,567,805	—	—
(21,575,392)	11/8/2021	Morgan Stanley & Co. International plc	(1.96)%	S&P 500®	(145,167)	140,552	—	(4,615)
(391,322,134)	1/6/2021	Societe Generale	(1.96)%	S&P 500®	(8,393,420)	8,393,420	—	—
(279,558,716)	11/6/2020	UBS AG	(1.91)%	S&P 500®	(37,038,727)	37,038,727	—	—
(2,105,637,365)					(156,691,307)
				Total Unrealized Depreciation	(156,691,307)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

192 :: SDS ULTRASHORT S&P500® :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 92.8%
Repurchase Agreements (a) — 92.8%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $8,529,924 (Cost $8,528,793)	$8,528,793	$8,528,793
Total Investments — 92.8% (Cost $8,528,793)		8,528,793
Other assets less liabilities — 7.2%		659,185
Net Assets — 100.0%		$9,187,978

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,637
Aggregate gross unrealized depreciation	(147,411)
Net unrealized depreciation	$(145,774)
Federal income tax cost	$8,528,793

Swap Agreements1

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(349,655)	12/7/2020	Bank of America NA	(1.66)%	Dow Jones U.S. SemiconductorsSM Index[6]	(5,228)	—	5,228	—
(40,576)	11/8/2021	Credit Suisse International	(1.76)%	Dow Jones U.S. SemiconductorsSM Index[6]	120	—	—	120
(527,482)	1/6/2021	Morgan Stanley & Co. International plc	(1.66)%	Dow Jones U.S. SemiconductorsSM Index[6]	1,517	—	—	1,517
(7,218,381)	1/6/2021	Societe Generale	(1.76)%	Dow Jones U.S. SemiconductorsSM Index[6]	(67,521)	—	67,521	—
(10,241,256)	11/8/2021	UBS AG	(1.86)%	Dow Jones U.S. SemiconductorsSM Index[6]	(74,662)	—	74,662	—
(18,377,350)					(145,774)
				Total Unrealized Appreciation	1,637
				Total Unrealized Depreciation	(147,411)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT SEMICONDUCTORS SSG :: 193

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

194 :: SSG ULTRASHORT SEMICONDUCTORS :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 71.8%
Repurchase Agreements (a) — 71.8%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $1,905,431 (Cost $1,905,179)	$1,905,179	$1,905,179
Total Investments — 71.8% (Cost $1,905,179)		1,905,179
Other assets less liabilities — 28.2%		747,675
Net Assets — 100.0%		$2,652,854

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(105,413)
Net unrealized depreciation	$(105,413)
Federal income tax cost	$1,905,179

Swap Agreements1

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(1,217,124)	12/7/2020	Bank of America NA	(1.68)%	S&P SmallCap 600®	(11,196)	—	11,196	—
(951,783)	11/8/2021	Credit Suisse International	(1.66)%	S&P SmallCap 600®	(15,672)	—	15,672	—
		Morgan Stanley & Co.
(1,163,400)	1/6/2021	International plc	(1.61)%	S&P SmallCap 600®	(10,675)	—	2,000	(8,675)
(1,087,893)	1/6/2021	Societe Generale	(1.16)%	S&P SmallCap 600®	(10,846)	—	10,846	—
(885,291)	11/6/2020	UBS AG	(1.61)%	S&P SmallCap 600®	(57,024)	—	57,024	—
(5,305,491)					(105,413)
				Total Unrealized Depreciation	(105,413)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT SMALLCAP600 SDD :: 195

Investments	Principal Amount	Value
Short-Term Investments — 104.3%
Repurchase Agreements (a) — 104.3%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $4,653,270 (Cost $4,652,653)	$4,652,653	$4,652,653
Total Investments — 104.3% (Cost $4,652,653)		4,652,653
Liabilities in excess of other assets — (4.3%)		(193,511)
Net Assets — 100.0%		$4,459,142

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(352,786)
Net unrealized depreciation	$(352,786)
Federal income tax cost	$4,652,653

Swap Agreements1

UltraShort Technology had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Depreciation[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(901,019)	12/7/2020	Bank of America NA	(1.26)%	iShares® U.S. Technology ETF	(28,769)
(453,728)	12/7/2020	Bank of America NA	(1.71)%	Dow Jones U.S. TechnologySM Index[6]	(14,674)
(1,354,747)					(43,443)	—	43,443	—
(1,230,468)	12/7/2020	BNP Paribas SA	(1.91)%	Dow Jones U.S. TechnologySM Index[6]	(110,875)	—	—	(110,875)
(59,798)	11/8/2021	Credit Suisse International	(1.71)%	Dow Jones U.S. TechnologySM Index[6]	(941)	—	—	(941)
(128,797)	1/6/2021	Morgan Stanley & Co. International plc	(1.86)%	Dow Jones U.S. TechnologySM Index[6]	(2,024)
(121,098)	1/6/2021	Morgan Stanley & Co. International plc	(1.51)%	iShares® U.S. Technology ETF	(1,762)
(249,895)					(3,786)	—	3,786	—
(4,452,684)	1/6/2021	Societe Generale	(1.51)%	Dow Jones U.S. TechnologySM Index[6]	(144,601)	—	72,000	(72,601)
(1,570,859)	11/8/2021	UBS AG	(1.61)%	Dow Jones U.S. TechnologySM Index[6]	(49,140)	—	49,140	—
(8,918,451)					(352,786)
				Total Unrealized Depreciation	(352,786)

See accompanying notes to the financial statements.

196 :: REW ULTRASHORT TECHNOLOGY :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: ULTRASHORT TECHNOLOGY REW :: 197

Investments	Principal Amount	Value
Short-Term Investments — 71.1%
Repurchase Agreements (a) — 71.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $3,184,923 (Cost $3,184,501)	$3,184,501	$3,184,501
Total Investments — 71.1% (Cost $3,184,501)		3,184,501
Other assets less liabilities — 28.9%		1,295,004
Net Assets — 100.0%		$4,479,505

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,301
Aggregate gross unrealized depreciation	(39,356)
Net unrealized depreciation	$(37,055)
Federal income tax cost	$3,184,501

Swap Agreements1

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date[2]	Counterparty	Rate Paid (Received)[3]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[4] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[5] ($)
(276,352)	12/7/2020	Bank of America NA	(1.56)%	Dow Jones U.S. UtilitiesSM Index[6]	(186)	—	186	—
(2,747,261)	11/8/2021	Credit Suisse International	(1.71)%	Dow Jones U.S. UtilitiesSM Index[6]	(23,931)	—	23,931	—
(234,438)	1/6/2021	Morgan Stanley & Co. International plc	(1.61)%	Dow Jones U.S. UtilitiesSM Index[6]	(2,065)	—	2,065	—
(1,672,492)	1/6/2021	Societe Generale	(1.51)%	Dow Jones U.S. UtilitiesSM Index[6]	2,301	—	—	2,301
(4,025,356)	11/8/2021	UBS AG	(1.51)%	Dow Jones U.S. UtilitiesSM Index[6]	(13,174)	—	13,174	—
(8,955,899)					(37,055)
				Total Unrealized Appreciation	2,301
				Total Unrealized Depreciation	(39,356)

1  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

2  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

3  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

4  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

5  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

6  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

198 :: SDP ULTRASHORT UTILITIES :: NOVEMBER 30, 2019 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2019 (UNAUDITED) :: 199

	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short Basic Materials	Short Dow30SM	Short Financials	Short FTSE China 50
ASSETS:
Securities and Repurchase Agreements, at cost	$21,490,336	$258,472,320	$2,226,129	$233,242,221	$17,776,212	$5,643,005
Securities, at value(a)	6,266,744	196,531,111	—	171,603,782	5,510,041	—
Repurchase Agreements, at value	15,227,042	62,039,027	2,226,129	61,706,302	12,269,066	5,643,005
Cash	—	2,421	89	730	446	228
Segregated cash balances with brokers for futures contracts	5,060	178,200	—	891,000	—	—
Segregated cash balances with custodian for swap agreements	710,000	1,194,000	465,000	1,093,544	944,000	1,052,000
Dividends and interest receivable	652	2,654	95	2,640	525	241
Receivable for security lending income	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	3,665	—	—	1,008
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	1,563	—	—	75,349	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	2,042	—	—	212,744
Prepaid expenses	765	2,359	575	2,572	675	643
Total Assets	22,211,826	259,949,772	2,697,595	235,375,919	18,724,753	6,909,869
LIABILITIES:
Cash overdraft	493	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Payable for cash collateral received from securities loaned	—	—	—	—	—	—
Advisory fees payable	7,773	140,021	—	136,930	6,471	—
Management Services fees payable	1,684	18,669	—	19,036	1,586	—
Custodian fees payable	1,847	9,044	16	6,302	409	167
Administration fees payable	15,097	40,654	15,567	38,550	15,570	15,567
Trustee fees payable	145	1,990	16	1,651	142	50
Compliance services fees payable	358	3,397	13	1,945	171	56
Listing, Data and related fees payable	2,141	22,155	512	70,153	6,014	2,767
Professional fees payable	8,752	10,122	8,599	9,583	8,685	8,628
Payable for variation margin on futures contracts	—	29,646	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	1,703,146	34,542,950	3,456	7,655,405	499,153	68,177
Other liabilities	9,404	34,998	1,641	20,741	4,304	1,626
Total Liabilities	1,750,840	34,853,646	29,820	7,960,296	542,505	97,038
NET ASSETS	$20,460,986	$225,096,126	$2,667,775	$227,415,623	$18,182,248	$6,812,831
NET ASSETS CONSIST OF:
Paid in Capital	$32,610,257	$964,600,397	$10,188,973	$599,120,413	$103,300,640	$18,388,260
Distributable earnings (loss)	(12,149,271)	(739,504,271)	(7,521,198)	(371,704,790)	(85,118,392)	(11,575,429)
NET ASSETS	$20,460,986	$225,096,126	$2,667,775	$227,415,623	$18,182,248	$6,812,831
Shares (unlimited number of shares authorized, no par value)	775,000	11,800,000	150,000	4,523,755	924,851	350,000
Net Asset Value	$26.40	$19.08	$17.79	$50.27	$19.66	$19.47
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

200 :: NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short High Yield	Short MidCap400	Short MSCI EAFE	Short MSCI Emerging Markets	Short Oil & Gas	Short QQQ
ASSETS:
Securities and Repurchase Agreements, at cost	$114,447,737	$11,011,430	$23,493,734	$67,242,209	$1,511,114	$548,014,270
Securities, at value(a)	75,556,037	—	9,093,458	51,683,474	—	415,019,441
Repurchase Agreements, at value	38,902,251	11,011,430	14,405,063	15,566,967	1,511,114	133,158,693
Cash	1,529	445	491	547	60	—
Segregated cash balances with brokers for futures contracts	—	31,680	—	—	—	586,080
Segregated cash balances with custodian for swap agreements	—	870,000	1,824,000	5,803,579	438,227	1,070,036
Dividends and interest receivable	1,665	471	616	666	65	5,697
Receivable for security lending income	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	4,732	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	2,545,313
Receivable from Advisor	—	—	—	—	4,212	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	126,144
Unrealized appreciation on non-exchange traded swap agreements	—	—	6,756	1,207,871	34,478	—
Prepaid expenses	1,203	2,226	2,995	4,725	582	5,586
Total Assets	114,462,685	11,920,984	25,333,379	74,267,829	1,988,738	552,516,990
LIABILITIES:
Cash overdraft	—	—	—	—	—	53,656
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	2,489,214	—	—	14,068,642
Payable for cash collateral received from securities loaned	—	—	—	—	—	—
Advisory fees payable	59,963	1,670	9,864	37,806	—	303,655
Management Services fees payable	8,859	944	2,048	5,893	—	44,042
Custodian fees payable	2,558	1,241	954	1,641	37	11,348
Administration fees payable	26,909	15,637	16,320	23,175	15,567	58,331
Trustee fees payable	789	107	215	524	14	4,064
Compliance services fees payable	1,010	112	301	1,100	15	4,188
Listing, Data and related fees payable	39,316	—	—	—	593	95,637
Professional fees payable	9,116	8,638	8,762	9,137	8,600	11,105
Payable for variation margin on futures contracts	—	1,184	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	8,027,584	897,002	3,372,606	2,392,102	—	37,465,359
Other liabilities	6,419	2,335	4,076	8,454	1,828	9,181
Total Liabilities	8,182,523	928,870	5,904,360	2,479,832	26,654	52,129,208
NET ASSETS	$106,280,162	$10,992,114	$19,429,019	$71,787,997	$1,962,084	$500,387,782
NET ASSETS CONSIST OF:
Paid in Capital	$170,797,088	$55,087,092	$138,281,079	$262,088,203	$7,259,539	$1,092,363,117
Distributable earnings (loss)	(64,516,926)	(44,094,978)	(118,852,060)	(190,300,206)	(5,297,455)	(591,975,335)
NET ASSETS	$106,280,162	$10,992,114	$19,429,019	$71,787,997	$1,962,084	$500,387,782
Shares (unlimited number of shares authorized, no par value)	5,050,000	268,667	775,000	3,900,000	75,000	19,562,500
Net Asset Value	$21.05	$40.91	$25.07	$18.41	$26.16	$25.58
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2019 (UNAUDITED) :: 201

	Short Real Estate	Short Russell2000	Short S&P500®	Short SmallCap600	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$7,507,367	$285,142,834	$2,041,715,139	$3,172,948	$28,377,962	$43,185,846
Securities, at value(a)	—	211,509,841	1,758,588,349	—	22,119,870	34,152,331
Repurchase Agreements, at value	7,507,367	73,720,625	283,736,295	3,172,948	7,502,983	11,821,285
Cash	281	17,609	210,489	129	2,099	3,977
Segregated cash balances with brokers for futures contracts	—	445,500	2,571,030	—	8,855	20,790
Segregated cash balances with custodian for swap agreements	507,650	569,240	1,200	595,092	358,335	840,924
Dividends and interest receivable	321	3,154	12,140	136	91,823	152,075
Receivable for security lending income	—	—	—	—	46	—
Receivable for investments sold	—	—	—	—	1,689,111	486,428
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	37,620,532	—	—	—
Receivable from Advisor	49	—	—	3,046	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	64,342	36,173	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	271,175	—	—	271,534	1,345,755
Prepaid expenses	616	3,512	21,885	981	777	849
Total Assets	8,016,284	286,604,998	2,082,798,093	3,772,332	32,045,433	48,824,414
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	1,683,118	487,613
Payable for capital shares redeemed	—	11,390,153	23,435,741	—	—	—
Payable for cash collateral received from securities loaned	—	—	—	—	—	—
Advisory fees payable	—	153,995	1,187,695	—	10,049	19,346
Management Services fees payable	—	22,970	158,358	—	2,369	3,510
Custodian fees payable	204	7,515	39,851	80	2,025	1,722
Administration fees payable	15,567	43,516	96,297	15,567	32,786	32,447
Trustee fees payable	57	2,307	13,947	28	280	275
Compliance services fees payable	71	2,445	14,478	33	327	253
Listing, Data and related fees payable	2,587	48,167	—	—	2,486	2,315
Professional fees payable	8,626	9,916	16,078	8,608	8,792	8,697
Payable for variation margin on futures contracts	—	—	—	—	2,735	5,907
Unrealized depreciation on non-exchange traded swap agreements	177,686	17,506,316	127,174,814	89,943	—	—
Other liabilities	3,015	9,240	47,001	2,045	2,687	2,095
Total Liabilities	207,813	29,196,540	152,184,260	116,304	1,747,654	564,180
NET ASSETS	$7,808,471	$257,408,458	$1,930,613,833	$3,656,028	$30,297,779	$48,260,234
NET ASSETS CONSIST OF:
Paid in Capital	$36,222,884	$843,468,019	$4,849,439,434	$39,784,629	$160,547,613	$48,449,285
Distributable earnings (loss)	(28,414,413)	(586,059,561)	(2,918,825,601)	(36,128,601)	(130,249,834)	(189,051)
NET ASSETS	$7,808,471	$257,408,458	$1,930,613,833	$3,656,028	$30,297,779	$48,260,234
Shares (unlimited number of shares authorized, no par value)	600,000	6,766,642	77,955,826	118,681	475,000	475,000
Net Asset Value	$13.01	$38.04	$24.77	$30.81	$63.78	$101.60
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—
See accompanying notes to the financial statements.

202 :: NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Basic Materials	Ultra Communication Services Select Sector	Ultra Consumer Goods	Ultra Consumer Services	Ultra Dow30SM	Ultra Financials
ASSETS:
Securities and Repurchase Agreements, at cost	$45,924,929	$1,219,069	$7,260,646	$22,288,430	$329,590,577	$622,296,813
Securities, at value(a)	36,407,036	626,602	5,376,599	16,591,923	283,264,187	643,130,150
Repurchase Agreements, at value	4,355,652	615,529	1,446,050	4,866,574	66,706,951	142,899,256
Cash	175	45	58	302	3,097	4,693
Segregated cash balances with brokers for futures contracts	—	—	—	—	401,500	—
Segregated cash balances with custodian for swap agreements	1,434,940	38	221,873	1,645,444	2,046,305	3,430,847
Dividends and interest receivable	88,246	570	10,712	15,521	980,278	754,172
Receivable for security lending income	127	—	18	27	—	129
Receivable for investments sold	—	—	—	—	—	5,501,660
Due from broker	—	—	292,788	—	—	—
Due from counterparty	100,759	—	2,351	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	3,014	3,525	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	69,389	—
Unrealized appreciation on non-exchange traded swap agreements	9,624	90,809	154,510	418,562	10,012,503	34,589,024
Prepaid expenses	817	951	595	700	3,357	6,743
Total Assets	42,397,376	1,337,558	7,509,079	23,539,053	363,487,567	830,316,674
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	372,389
Payable for capital shares redeemed	—	—	—	—	—	5,177,602
Payable for cash collateral received from securities loaned	—	—	909	15,892	—	123,766
Advisory fees payable	19,052	—	—	5,604	213,157	501,964
Management Services fees payable	3,563	—	—	1,855	29,170	66,848
Custodian fees payable	3,805	396	693	3,120	11,783	59,208
Administration fees payable	32,004	5,767	30,840	30,906	67,132	88,730
Trustee fees payable	305	12	52	174	2,518	5,597
Compliance services fees payable	383	17	62	213	3,128	6,722
Listing, Data and related fees payable	13,219	5,282	2,103	7,008	105,367	242,713
Professional fees payable	8,774	6,629	8,623	8,711	10,102	10,886
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	790,230	—	—	320,686	1,423,087	—
Other liabilities	5,247	2,758	2,163	3,016	18,319	36,517
Total Liabilities	876,582	20,861	45,445	397,185	1,883,763	6,692,942
NET ASSETS	$41,520,794	$1,316,697	$7,463,634	$23,141,868	$361,603,804	$823,623,732
NET ASSETS CONSIST OF:
Paid in Capital	$50,351,623	$933,740	$7,273,873	$17,019,664	$258,399,099	$447,581,963
Distributable earnings (loss)	(8,830,829)	382,957	189,761	6,122,204	103,204,705	376,041,769
NET ASSETS	$41,520,794	$1,316,697	$7,463,634	$23,141,868	$361,603,804	$823,623,732
Shares (unlimited number of shares authorized, no par value)	700,000	25,001	150,000	200,000	6,700,000	15,907,750
Net Asset Value	$59.32	$52.67	$49.76	$115.71	$53.97	$51.77
(a) Includes securities on loan valued at:	$—	$—	$26,308	$15,321	$—	$347,989

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2019 (UNAUDITED) :: 203

	Ultra FTSE China 50	Ultra FTSE Europe	Ultra Health Care	Ultra High Yield	Ultra Industrials	Ultra MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$20,354,033	$3,638,420	$107,857,309	$4,568,386	$21,210,745	$150,594,252
Securities, at value(a)	—	—	89,532,093	2,033,961	15,995,783	123,248,915
Repurchase Agreements, at value	20,354,033	3,638,420	16,244,668	2,547,536	4,897,818	28,693,274
Cash	811	145	846	100	198	876
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	134,640
Segregated cash balances with custodian for swap agreements	13,733,675	1,270,598	1,159,538	792,000	489,424	2,513,288
Dividends and interest receivable	871	156	146,646	109	38,792	135,282
Receivable for security lending income	—	—	89	—	34	1,080
Receivable for investments sold	—	—	—	—	—	11,654
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	1,861	—	8,808	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	948,954	227,519	7,032,335	64,856	360,384	1,989,979
Other receivables	208,543	—	—	—	—	—
Prepaid expenses	745	597	1,843	593	667	3,300
Total Assets	35,247,632	5,139,296	114,118,058	5,447,963	21,783,100	156,732,288
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	2,502,636
Payable for capital shares redeemed	—	—	—	—	—	—
Payable for cash collateral received from securities loaned	—	—	134,436	—	3,832	476,607
Advisory fees payable	13,083	—	56,108	—	5,348	78,843
Management Services fees payable	2,601	—	8,796	—	1,749	11,902
Custodian fees payable	846	162	12,846	66	3,220	41,581
Administration fees payable	15,693	15,567	45,613	30,762	30,936	49,898
Trustee fees payable	246	38	816	36	146	1,048
Compliance services fees payable	279	59	985	34	177	1,162
Listing, Data and related fees payable	12,395	651	34,182	39,375	6,231	—
Professional fees payable	8,738	8,618	9,074	8,611	8,678	9,184
Payable for variation margin on futures contracts	—	—	—	—	—	13,981
Unrealized depreciation on non-exchange traded swap agreements	4,726,882	—	—	—	—	2,069,035
Interest payable	208,543	—	—	—	—	—
Other liabilities	3,113	1,889	7,453	1,278	2,677	12,127
Total Liabilities	4,992,419	26,984	310,309	80,162	62,994	5,268,004
NET ASSETS	$30,255,213	$5,112,312	$113,807,749	$5,367,801	$21,720,106	$151,464,284
NET ASSETS CONSIST OF:
Paid in Capital	$36,636,913	$5,531,115	$100,203,642	$4,921,955	$17,399,864	$286,747,066
Distributable earnings (loss)	(6,381,700)	(418,803)	13,604,107	445,846	4,320,242	(135,282,782)
NET ASSETS	$30,255,213	$5,112,312	$113,807,749	$5,367,801	$21,720,106	$151,464,284
Shares (unlimited number of shares authorized, no par value)	525,000	100,000	950,000	75,000	250,000	3,525,000
Net Asset Value	$57.63	$51.12	$119.80	$71.57	$86.88	$42.97
(a) Includes securities on loan valued at:	$—	$—	$216,782	$—	$3,631	$675,622

See accompanying notes to the financial statements.

204 :: NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra MSCI Brazil Capped	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Japan	Ultra Nasdaq Biotechnology	Ultra Oil & Gas
ASSETS:
Securities and Repurchase Agreements, at cost	$4,915,529	$4,770,045	$18,795,946	$1,896,724	$210,761,408	$89,090,090
Securities, at value(a)	—	—	—	—	157,622,688	62,683,079
Repurchase Agreements, at value	4,915,529	4,770,045	18,795,946	1,896,724	24,966,406	4,939,882
Cash	198	193	747	76	734	199
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	2,067,394	2,361,000	5,746,162	1,819,771	2,576,390	1,377,041
Dividends and interest receivable	210	204	804	81	87,674	434,918
Receivable for security lending income	—	—	—	—	10,209	54
Receivable for investments sold	—	—	—	—	5,764,013	1,181,351
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	117,239
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	786	812	—	1,452	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	5,044	366,431	1,801,784	20,303,694	—
Other receivables	—	—	43,610	164,737	—	—
Prepaid expenses	759	705	1,661	720	1,479	1,218
Total Assets	6,984,876	7,138,003	24,955,361	5,685,345	211,333,287	70,734,981
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	6,058,060	1,169,510
Payable for cash collateral received from securities loaned	—	—	—	—	3,232,929	11,736
Advisory fees payable	—	—	10,342	—	100,850	34,554
Management Services fees payable	—	—	2,076	—	16,367	5,884
Custodian fees payable	187	157	1,202	165	55,453	7,874
Administration fees payable	15,567	15,567	15,495	15,674	55,055	39,694
Trustee fees payable	48	39	231	38	1,385	535
Compliance services fees payable	68	59	273	56	2,189	740
Listing, Data and related fees payable	—	—	—	—	34,046	25,420
Professional fees payable	8,620	8,611	8,708	8,614	8,550	8,918
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	470,442	35,294	421,597	3,533	977,473	2,455,210
Interest payable	—	—	43,610	—	—	—
Other liabilities	2,717	2,154	3,657	1,813	27,170	11,710
Total Liabilities	497,649	61,881	507,191	29,893	10,569,527	3,771,785
NET ASSETS	$6,487,227	$7,076,122	$24,448,170	$5,655,452	$200,763,760	$66,963,196
NET ASSETS CONSIST OF:
Paid in Capital	$19,151,643	$14,091,313	$35,423,763	$5,458,617	$289,739,099	$160,644,583
Distributable earnings (loss)	(12,664,416)	(7,015,191)	(10,975,593)	196,835	(88,975,339)	(93,681,387)
NET ASSETS	$6,487,227	$7,076,122	$24,448,170	$5,655,452	$200,763,760	$66,963,196
Shares (unlimited number of shares authorized, no par value)	91,557	175,000	350,000	150,000	3,300,000	2,925,000
Net Asset Value	$70.85	$40.43	$69.85	$37.70	$60.84	$22.89
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$3,734,940	$9,315

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2019 (UNAUDITED) :: 205

	Ultra QQQ	Ultra Real Estate	Ultra Russell2000	Ultra S&P500®	Ultra Semiconductors	Ultra SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$1,998,157,066	$151,128,103	$197,295,470	$2,662,014,617	$75,209,285	$25,824,735
Securities, at value(a)	1,887,018,414	105,234,884	166,427,990	2,450,085,466	59,460,673	17,903,599
Repurchase Agreements, at value	226,359,010	34,606,283	19,132,330	185,751,507	21,587,664	4,504,052
Cash	8,758	1,394	—	16,246	871	184
Segregated cash balances with brokers for futures contracts	5,694,480	—	405,900	7,851,690	—	—
Segregated cash balances with custodian for swap agreements	2,705,753	1,238,474	2,021,109	5,797,362	275,687	608,702
Dividends and interest receivable	1,715,597	55,832	136,632	4,300,801	109,762	18,084
Receivable for security lending income	87	42	13,779	150	—	533
Receivable for investments sold	—	—	79,533	—	—	14,580
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	48,032	915,314	—	—
Unrealized appreciation on non-exchange traded swap agreements	68,101,936	708,551	5,818,880	86,044,367	105,397	896,193
Prepaid expenses	17,575	1,785	1,981	23,347	955	1,093
Total Assets	2,191,621,610	141,847,245	194,086,166	2,740,786,250	81,541,009	23,947,020
LIABILITIES:
Cash overdraft	—	—	4,029	—	—	—
Payable for investments purchased	25,015,924	149,187	71,251	49,992,716	—	13,834
Payable for capital shares redeemed	—	—	—	—	—	—
Payable for cash collateral received from securities loaned	—	—	3,305,610	322,720	—	164,765
Advisory fees payable	1,227,530	80,481	94,852	1,613,522	41,354	8,510
Management Services fees payable	171,479	11,838	14,865	215,135	6,558	2,060
Custodian fees payable	56,129	11,511	220,501	178,054	3,158	8,126
Administration fees payable	117,238	50,494	54,633	127,478	38,396	31,411
Trustee fees payable	13,957	1,050	1,183	17,333	455	172
Compliance services fees payable	15,722	1,175	1,548	20,303	456	228
Listing, Data and related fees payable	328,541	44,343	27,636	—	18,047	—
Professional fees payable	17,028	9,187	8,359	16,319	8,772	8,708
Payable for variation margin on futures contracts	238,484	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	12,484,901	124,332	—	—	630,532	370,024
Other liabilities	41,835	8,669	10,765	63,567	6,531	2,548
Total Liabilities	39,728,768	492,267	3,815,232	52,567,147	754,259	610,386
NET ASSETS	$2,151,892,842	$141,354,978	$190,270,934	$2,688,219,103	$80,786,750	$23,336,634
NET ASSETS CONSIST OF:
Paid in Capital	$1,577,344,921	$95,085,217	$367,618,219	$2,216,470,779	$64,037,068	$26,448,002
Distributable earnings (loss)	574,547,921	46,269,761	(177,347,285)	471,748,324	16,749,682	(3,111,368)
NET ASSETS	$2,151,892,842	$141,354,978	$190,270,934	$2,688,219,103	$80,786,750	$23,336,634
Shares (unlimited number of shares authorized, no par value)	19,000,000	1,633,744	2,600,000	18,800,000	1,475,000	225,000
Net Asset Value	$113.26	$86.52	$73.18	$142.99	$54.77	$103.72
(a) Includes securities on loan valued at:	$356,995	$—	$4,260,807	$309,004	$—	$283,598

See accompanying notes to the financial statements.

206 :: NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Technology	Ultra Telecommunications	Ultra Utilities	UltraPro Communication Services Select Sector	UltraPro Dow30SM	UltraPro Financial Select Sector
ASSETS:
Securities and Repurchase Agreements, at cost	$389,271,503	$1,816,539	$33,784,902	$1,262,757	$407,214,714	$23,224,284
Securities, at value(a)	307,493,633	1,771,042	28,349,280	1,070,459	321,115,675	17,184,242
Repurchase Agreements, at value	110,449,397	111,526	6,416,541	233,772	81,720,612	6,493,854
Cash	—	—	259	44	4,518	262
Segregated cash balances with brokers for futures contracts	—	—	—	—	649,000	—
Segregated cash balances with custodian for swap agreements	1,334,250	190,126	798,045	910	1,365,711	1,045,089
Dividends and interest receivable	371,625	1,946	130,378	941	944,380	24,062
Receivable for security lending income	567	3	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	4,577	—	—	—
Receivable for capital shares issued	—	1,018,230	—	—	—	—
Receivable from Advisor	—	7,784	—	3,003	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	202,801	—
Unrealized appreciation on non-exchange traded swap agreements	15,424,540	1,301	568,824	167,946	21,927,228	1,771,589
Prepaid expenses	3,475	577	723	1,100	4,420	618
Total Assets	435,077,487	3,102,535	36,268,627	1,478,175	427,934,345	26,519,716
LIABILITIES:
Cash overdraft	18,882,053	3	—	—	—	—
Payable for investments purchased	—	1,009,176	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Payable for cash collateral received from securities loaned	664,726	6,775	—	—	—	—
Advisory fees payable	231,542	—	15,005	—	259,806	6,632
Management Services fees payable	31,819	—	3,015	—	35,276	2,091
Custodian fees payable	25,741	485	1,642	399	16,463	4,067
Administration fees payable	67,753	30,803	30,783	5,805	71,963	30,956
Trustee fees payable	2,492	7	175	12	3,181	179
Compliance services fees payable	2,905	10	141	18	3,961	281
Listing, Data and related fees payable	105,170	301	6,815	5,282	137,399	24,756
Professional fees payable	9,953	8,598	8,663	6,629	10,635	8,724
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	10,484,458	13,320	—	—	—	—
Other liabilities	19,606	2,142	2,427	2,729	27,011	4,322
Total Liabilities	30,528,218	1,071,620	68,666	20,874	565,695	82,008
NET ASSETS	$404,549,269	$2,030,915	$36,199,961	$1,457,301	$427,368,650	$26,437,708
NET ASSETS CONSIST OF:
Paid in Capital	$290,510,505	$2,548,450	$31,286,344	$966,546	$243,821,534	$25,974,706
Distributable earnings (loss)	114,038,764	(517,535)	4,913,617	490,755	183,547,116	463,002
NET ASSETS	$404,549,269	$2,030,915	$36,199,961	$1,457,301	$427,368,650	$26,437,708
Shares (unlimited number of shares authorized, no par value)	2,750,000	50,000	550,000	25,001	3,600,000	250,004
Net Asset Value	$147.11	$40.62	$65.82	$58.29	$118.71	$105.75
(a) Includes securities on loan valued at:	$786,424	$6,462	$—	$—	$—	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2019 (UNAUDITED) :: 207

	UltraPro MidCap400	UltraPro Nasdaq Biotechnology	UltraPro QQQ	UltraPro Russell2000	UltraPro S&P500®	UltraPro Short 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$21,697,930	$24,482,412	$3,644,345,621	$100,354,876	$1,339,211,492	$43,280,489
Securities, at value(a)	18,969,063	15,632,993	3,333,289,267	83,044,345	1,130,148,607	13,470,115
Repurchase Agreements, at value	1,756,044	7,079,022	327,114,508	4,011,684	203,902,214	29,817,638
Cash	70	427	23,644	—	10,303	1,193
Segregated cash balances with brokers for futures contracts	47,520	—	10,319,760	138,600	4,303,530	32,670
Segregated cash balances with custodian for swap agreements	1,420,628	2,235,574	3,888,149	1,857,679	2,167,882	4,931,000
Dividends and interest receivable	21,388	8,414	2,825,577	71,609	2,065,672	1,276
Receivable for security lending income	186	943	1,454	6,252	93	—
Receivable for investments sold	1,744	1,454,274	31,387,192	7,637,554	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	19,699,532	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	31,235	584,618	—
Unrealized appreciation on non-exchange traded swap agreements	1,052,814	2,754,038	175,849,211	4,240,178	43,975,762	—
Prepaid expenses	1,175	160	39,453	1,200	14,454	724
Total Assets	23,270,632	29,165,845	3,904,437,747	101,040,336	1,387,173,135	48,254,616
LIABILITIES:
Cash overdraft	—	—	—	9,855	—	—
Payable for investments purchased	—	—	100,064,553	35,584	—	—
Payable for capital shares redeemed	—	1,595,082	31,055,897	8,049,927	—	—
Payable for cash collateral received from securities loaned	51,184	217,855	—	1,541,746	117,840	—
Advisory fees payable	5,428	6,308	2,181,149	36,404	836,653	14,142
Management Services fees payable	1,841	2,073	304,422	7,682	111,553	2,474
Custodian fees payable	14,406	10,081	132,942	321,889	167,576	2,053
Administration fees payable	31,062	30,893	154,262	45,031	103,595	15,383
Trustee fees payable	169	180	27,472	620	9,216	239
Compliance services fees payable	228	246	31,793	920	11,039	468
Listing, Data and related fees payable	—	4,598	612,518	13,735	—	2,906
Professional fees payable	8,692	7,746	26,343	8,340	14,359	8,782
Payable for variation margin on futures contracts	7,345	—	110,398	—	—	19,680
Unrealized depreciation on non-exchange traded swap agreements	279,620	—	308,486	—	—	18,221,569
Other liabilities	2,860	4,278	93,398	5,646	35,958	4,561
Total Liabilities	402,835	1,879,340	135,103,633	10,077,379	1,407,789	18,292,257
NET ASSETS	$22,867,797	$27,286,505	$3,769,334,114	$90,962,957	$1,385,765,346	$29,962,359
NET ASSETS CONSIST OF:
Paid in Capital	$23,159,088	$54,343,910	$2,181,045,868	$91,091,731	$939,555,350	$159,628,365
Distributable earnings (loss)	(291,291)	(27,057,405)	1,588,288,246	(128,774)	446,209,996	(129,666,006)
NET ASSETS	$22,867,797	$27,286,505	$3,769,334,114	$90,962,957	$1,385,765,346	$29,962,359
Shares (unlimited number of shares authorized, no par value)	200,000	849,915	48,550,000	1,150,000	21,450,000	1,974,917
Net Asset Value	$114.34	$32.10	$77.64	$79.10	$64.60	$15.17
(a) Includes securities on loan valued at:	$125,874	$267,556	$—	$1,756,111	$112,832	$—

See accompanying notes to the financial statements.

208 :: NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraPro Short Communication Services Select Sector	UltraPro Short Dow30SM	UltraPro Short Financial Select Sector	UltraPro Short MidCap400	UltraPro Short Nasdaq Biotechnology	UltraPro Short QQQ
ASSETS:
Securities and Repurchase Agreements, at cost	$556,653	$274,279,048	$1,653,508	$2,345,831	$1,945,091	$1,490,776,474
Securities, at value(a)	—	198,542,286	—	—	—	1,259,537,273
Repurchase Agreements, at value	556,653	75,821,345	1,653,508	2,345,831	1,945,091	231,690,365
Cash	22	723	68	—	78	—
Segregated cash balances with brokers for futures contracts	—	528,000	—	7,920	—	689,040
Segregated cash balances with custodian for swap agreements	260,000	323,000	386,551	1,690,650	1,239,220	—
Dividends and interest receivable	24	3,244	71	100	83	9,913
Receivable for security lending income	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	2,487,991
Receivable from Advisor	2,457	—	4,537	4,058	3,341	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	45,852	—	3,520	—	151,679
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	—	—
Prepaid expenses	120	5,073	584	1,070	28	13,481
Total Assets	819,276	275,269,523	2,045,319	4,053,149	3,187,841	1,494,579,742
LIABILITIES:
Cash overdraft	—	—	—	1,220	—	55,457
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	7,574,217
Payable for cash collateral received from securities loaned	—	—	—	—	—	—
Advisory fees payable	—	146,062	—	—	—	712,882
Management Services fees payable	—	20,260	—	—	—	101,150
Custodian fees payable	114	6,218	44	901	104	24,026
Administration fees payable	2,012	39,010	15,567	15,567	15,567	78,835
Trustee fees payable	6	1,693	12	20	27	7,974
Compliance services fees payable	13	1,793	11	19	32	7,367
Listing, Data and related fees payable	5,282	70,256	1,635	—	839	202,996
Professional fees payable	6,627	9,538	8,597	8,602	8,608	12,683
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	257,309	23,772,596	454,546	1,545,863	793,098	270,872,520
Other liabilities	2,749	15,703	1,713	1,787	1,899	22,411
Total Liabilities	274,112	24,083,129	482,125	1,573,979	820,174	279,672,518
NET ASSETS	$545,164	$251,186,394	$1,563,194	$2,479,170	$2,367,667	$1,214,907,224
NET ASSETS CONSIST OF:
Paid in Capital	$1,316,671	$798,406,215	$10,513,480	$28,699,555	$7,499,511	$3,435,333,954
Distributable earnings (loss)	(771,507)	(547,219,821)	(8,950,286)	(26,220,385)	(5,131,844)	(2,220,426,730)
NET ASSETS	$545,164	$251,186,394	$1,563,194	$2,479,170	$2,367,667	$1,214,907,224
Shares (unlimited number of shares authorized, no par value)	25,001	6,233,965	343,723	368,686	249,967	48,121,231
Net Asset Value	$21.81	$40.29	$4.55	$6.72	$9.47	$25.25
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2019 (UNAUDITED) :: 209

	UltraPro Short Russell2000	UltraPro Short S&P500®	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort Basic Materials	UltraShort Communication Services Select Sector
ASSETS:
Securities and Repurchase Agreements, at cost	$81,576,006	$716,941,433	$62,350,452	$872,927,049	$4,118,191	$888,274
Securities, at value(a)	22,007,894	616,810,278	41,308,571	724,494,689	—	—
Repurchase Agreements, at value	59,579,839	100,330,704	21,048,267	148,726,730	4,118,191	888,274
Cash	—	66,843	7,742	9,525	166	37
Segregated cash balances with brokers for futures contracts	112,200	803,880	11,385	501,930	—	—
Segregated cash balances with custodian for swap agreements	17,098,001	4,602,001	2,766	5,532	1,412,160	—
Dividends and interest receivable	2,549	4,293	901	6,364	176	38
Receivable for security lending income	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	1,903	2,434
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	27,906	11,310	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	29,382	—
Prepaid expenses	1,025	6,657	833	4,435	609	268
Total Assets	98,829,414	722,635,966	62,380,465	873,749,205	5,562,587	891,051
LIABILITIES:
Cash overdraft	5,524	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Payable for cash collateral received from securities loaned	—	—	—	—	—	—
Advisory fees payable	29,681	385,661	26,275	384,742	—	—
Management Services fees payable	5,113	51,421	4,071	51,299	—	—
Custodian fees payable	2,228	12,183	2,654	22,755	134	118
Administration fees payable	21,339	60,244	19,807	64,540	15,567	2,045
Trustee fees payable	463	4,272	393	5,370	49	7
Compliance services fees payable	539	4,414	738	9,905	51	14
Listing, Data and related fees payable	10,302	43	4,674	60,676	2,019	5,282
Professional fees payable	8,882	10,859	8,900	12,109	8,621	6,627
Payable for variation margin on futures contracts	—	—	5,769	303,852	—	—
Unrealized depreciation on non-exchange traded swap agreements	35,752,198	109,658,941	14,412,197	264,109,016	67,901	192,636
Other liabilities	5,531	21,713	6,623	74,203	19,827	2,759
Total Liabilities	35,841,800	110,209,751	14,492,101	265,098,467	114,169	209,488
NET ASSETS	$62,987,614	$612,426,215	$47,888,364	$608,650,738	$5,448,418	$681,563
NET ASSETS CONSIST OF:
Paid in Capital	$356,376,700	$2,978,905,190	$337,612,452	$6,533,868,332	$89,464,706	$1,176,658
Distributable earnings (loss)	(293,389,086)	(2,366,478,975)	(289,724,088)	(5,925,217,594)	(84,016,288)	(495,095)
NET ASSETS	$62,987,614	$612,426,215	$47,888,364	$608,650,738	$5,448,418	$681,563
Shares (unlimited number of shares authorized, no par value)	3,213,142	27,948,634	2,550,000	24,256,929	220,356	25,001
Net Asset Value	$19.60	$21.91	$18.78	$25.09	$24.73	$27.26
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—
See accompanying notes to the financial statements.

210 :: NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Dow30SM	UltraShort Financials	UltraShort FTSE China 50	UltraShort FTSE Europe
ASSETS:
Securities and Repurchase Agreements, at cost	$1,735,660	$769,911	$172,846,994	$27,371,742	$34,165,766	$12,457,307
Securities, at value(a)	—	—	120,725,494	8,345,472	9,291,143	4,145,784
Repurchase Agreements, at value	1,735,660	769,911	52,168,750	19,030,469	24,879,687	8,313,770
Cash	69	30	—	700	973	305
Segregated cash balances with brokers for futures contracts	—	—	478,500	—	—	—
Segregated cash balances with custodian for swap agreements	244,707	120,007	1,158,940	2,454,668	4,135,999	2,552,460
Dividends and interest receivable	74	33	2,232	814	1,065	356
Receivable for security lending income	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	4,240	5,073	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	80,411	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	—	1,533,755	—
Prepaid expenses	584	579	1,805	744	781	636
Total Assets	1,985,334	895,633	174,616,132	29,832,867	39,843,403	15,013,311
LIABILITIES:
Cash overdraft	—	—	38,899	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Payable for cash collateral received from securities loaned	—	—	—	—	—	—
Advisory fees payable	—	—	85,595	12,360	16,698	2,379
Management Services fees payable	—	—	12,323	2,411	3,162	1,067
Custodian fees payable	45	46	4,252	685	725	347
Administration fees payable	15,567	15,567	31,365	15,570	16,479	15,570
Trustee fees payable	15	8	1,107	194	269	97
Compliance services fees payable	19	7	1,218	220	299	139
Listing, Data and related fees payable	714	302	44,447	8,484	15,423	1,771
Professional fees payable	8,602	8,595	9,191	8,702	8,762	8,658
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	59,896	30,779	21,038,819	1,529,932	1,261,889	1,924,371
Other liabilities	2,170	3,882	28,871	8,030	6,480	4,320
Total Liabilities	87,028	59,186	21,296,087	1,586,588	1,330,186	1,958,719
NET ASSETS	$1,898,306	$836,447	$153,320,045	$28,246,279	$38,513,217	$13,054,592
NET ASSETS CONSIST OF:
Paid in Capital	$12,401,511	$29,116,883	$846,401,813	$501,532,921	$274,905,791	$224,981,306
Distributable earnings (loss)	(10,503,205)	(28,280,436)	(693,081,768)	(473,286,642)	(236,392,574)	(211,926,714)
NET ASSETS	$1,898,306	$836,447	$153,320,045	$28,246,279	$38,513,217	$13,054,592
Shares (unlimited number of shares authorized, no par value)	162,457	62,317	6,554,272	1,969,832	601,947	462,119
Net Asset Value	$11.68	$13.42	$23.39	$14.34	$63.98	$28.25
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2019 (UNAUDITED) :: 211

	UltraShort Health Care	UltraShort Industrials	UltraShort MidCap400	UltraShort MSCI Brazil Capped	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets
ASSETS:
Securities and Repurchase Agreements, at cost	$2,385,944	$1,679,159	$3,082,994	$32,318,392	$1,559,059	$13,512,672
Securities, at value(a)	—	—	—	11,858,468	—	4,803,305
Repurchase Agreements, at value	2,385,944	1,679,159	3,082,994	20,466,454	1,559,059	8,711,878
Cash	95	67	1,445	788	62	314
Segregated cash balances with brokers for futures contracts	—	—	7,920	—	—	—
Segregated cash balances with custodian for swap agreements	208,092	473,256	615,304	4,363,000	328,650	2,885,000
Dividends and interest receivable	102	72	132	876	67	373
Receivable for security lending income	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	579	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	4,029	4,165	3,722	—	4,318	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	880	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	—	1,165,231	3,552	788,110
Prepaid expenses	592	591	2,130	2,298	678	1,355
Total Assets	2,599,433	2,157,310	3,714,527	37,857,115	1,896,386	17,190,335
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	547,231	—	1,205,190	—	—
Payable for cash collateral received from securities loaned	—	—	—	—	—	—
Advisory fees payable	—	—	—	11,633	—	3,910
Management Services fees payable	—	—	—	2,232	—	1,275
Custodian fees payable	80	140	882	812	72	483
Administration fees payable	15,567	15,567	15,567	15,581	15,567	15,570
Trustee fees payable	18	15	22	217	16	124
Compliance services fees payable	16	20	27	261	25	167
Listing, Data and related fees payable	822	776	—	—	—	—
Professional fees payable	8,602	8,601	8,604	8,735	8,608	8,673
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	545,084	77,712	653,940	11,506,506	—	1,164,866
Other liabilities	1,627	4,637	3,724	3,479	1,826	4,398
Total Liabilities	571,816	654,699	682,766	12,754,646	26,114	1,199,466
NET ASSETS	$2,027,617	$1,502,611	$3,031,761	$25,102,469	$1,870,272	$15,990,869
NET ASSETS CONSIST OF:
Paid in Capital	$12,324,041	$19,924,444	$62,857,371	$100,319,059	$24,458,244	$183,078,935
Distributable earnings (loss)	(10,296,424)	(18,421,833)	(59,825,610)	(75,216,590)	(22,587,972)	(167,088,066)
NET ASSETS	$2,027,617	$1,502,611	$3,031,761	$25,102,469	$1,870,272	$15,990,869
Shares (unlimited number of shares authorized, no par value)	110,905	135,842	204,498	1,059,879	87,428	388,771
Net Asset Value	$18.28	$11.06	$14.83	$23.68	$21.39	$41.13
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

212 :: NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort MSCI Japan	UltraShort Nasdaq Biotechnology	UltraShort Oil & Gas	UltraShort QQQ	UltraShort Real Estate	UltraShort Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$3,487,120	$23,152,604	$14,030,915	$369,338,066	$20,600,519	$85,135,604
Securities, at value(a)	—	7,239,593	3,430,494	268,358,580	6,571,098	61,638,413
Repurchase Agreements, at value	3,487,120	15,916,990	10,602,371	101,101,962	14,032,971	23,506,637
Cash	141	562	406	—	518	—
Segregated cash balances with brokers for futures contracts	—	—	—	340,560	—	297,000
Segregated cash balances with custodian for swap agreements	1,963,006	813,000	460,460	1,867,140	1,454,269	2,033,590
Dividends and interest receivable	149	681	454	4,326	600	1,006
Receivable for security lending income	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	1,790	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	131,414	—	57,600
Unrealized appreciation on non-exchange traded swap agreements	39,280	—	1,520,069	—	—	547,286
Prepaid expenses	976	114	617	3,448	691	1,396
Total Assets	5,492,462	23,970,940	16,014,871	371,807,430	22,060,147	88,082,928
LIABILITIES:
Cash overdraft	—	—	—	88,393	—	4,029
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Payable for cash collateral received from securities loaned	—	—	—	—	—	—
Advisory fees payable	—	6,975	3,928	178,554	5,471	43,266
Management Services fees payable	—	1,737	1,270	26,456	1,620	7,131
Custodian fees payable	157	655	319	8,489	504	2,899
Administration fees payable	15,567	15,585	15,570	44,436	15,570	24,774
Trustee fees payable	43	168	114	2,322	136	680
Compliance services fees payable	53	222	161	2,564	173	749
Listing, Data and related fees payable	—	4,372	4,849	53,888	6,298	14,740
Professional fees payable	8,620	8,697	8,690	9,954	8,677	8,933
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	—	4,244,928	—	48,331,024	3,138,103	4,233,042
Other liabilities	2,151	3,644	22,018	23,666	16,684	10,267
Total Liabilities	26,591	4,286,983	56,919	48,769,746	3,193,236	4,350,510
NET ASSETS	$5,465,871	$19,683,957	$15,957,952	$323,037,684	$18,866,911	$83,732,418
NET ASSETS CONSIST OF:
Paid in Capital	$34,063,906	$82,927,498	$136,499,305	$1,915,543,333	$305,110,314	$809,198,479
Distributable earnings (loss)	(28,598,035)	(63,243,541)	(120,541,353)	(1,592,505,649)	(286,243,403)	(725,466,061)
NET ASSETS	$5,465,871	$19,683,957	$15,957,952	$323,037,684	$18,866,911	$83,732,418
Shares (unlimited number of shares authorized, no par value)	224,913	1,434,998	367,108	12,694,232	995,837	6,309,437
Net Asset Value	$24.30	$13.72	$43.47	$25.45	$18.95	$13.27
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2019 (UNAUDITED) :: 213

	UltraShort S&P500®	UltraShort Semiconductors	UltraShort SmallCap600	UltraShort Technology	UltraShort Utilities
ASSETS:
Securities and Repurchase Agreements, at cost	$1,233,312,787	$8,528,793	$1,905,179	$4,652,653	$3,184,501
Securities, at value(a)	1,111,066,968	—	—	—	—
Repurchase Agreements, at value	122,586,900	8,528,793	1,905,179	4,652,653	3,184,501
Cash	172,954	344	76	172	129
Segregated cash balances with brokers for futures contracts	2,141,370	—	—	—	—
Segregated cash balances with custodian for swap agreements	18,434	833,078	874,382	186,392	1,357,683
Dividends and interest receivable	5,245	365	82	199	136
Receivable for security lending income	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—
Due from broker	—	—	—	—	—
Due from counterparty	—	—	—	—	—
Receivable for capital shares issued	2,619,848	—	—	—	—
Receivable from Advisor	—	—	3,804	2,824	2,261
Reclaims receivable	—	—	—	—	—
Receivable for variation margin on futures contracts	30,128	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	1,637	—	—	2,301
Prepaid expenses	11,485	1,338	971	1,387	595
Total Assets	1,238,653,332	9,365,555	2,784,494	4,843,627	4,547,606
LIABILITIES:
Cash overdraft	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—
Payable for capital shares redeemed	3,960,325	—	—	—	—
Payable for cash collateral received from securities loaned	—	—	—	—	—
Advisory fees payable	648,300	96	—	—	—
Management Services fees payable	86,439	762	—	—	—
Custodian fees payable	21,610	214	69	144	99
Administration fees payable	76,794	15,567	15,567	15,567	15,567
Trustee fees payable	7,280	63	21	36	29
Compliance services fees payable	8,005	47	24	38	37
Listing, Data and related fees payable	—	2,424	—	1,512	1,306
Professional fees payable	12,214	8,612	8,607	8,616	8,610
Payable for variation margin on futures contracts	—	—	—	—	—
Unrealized depreciation on non-exchange traded swap agreements	156,691,307	147,411	105,413	352,786	39,356
Other liabilities	59,293	2,381	1,939	5,786	3,097
Total Liabilities	161,571,567	177,577	131,640	384,485	68,101
NET ASSETS	$1,077,081,765	$9,187,978	$2,652,854	$4,459,142	$4,479,505
NET ASSETS CONSIST OF:
Paid in Capital	$5,991,411,913	$49,844,113	$30,889,706	$31,428,907	$16,502,222
Distributable earnings (loss)	(4,914,330,148)	(40,656,135)	(28,236,852)	(26,969,765)	(12,022,717)
NET ASSETS	$1,077,081,765	$9,187,978	$2,652,854	$4,459,142	$4,479,505
Shares (unlimited number of shares authorized, no par value)	40,796,067	543,957	223,326	326,524	287,490
Net Asset Value	$26.40	$16.89	$11.88	$13.66	$15.58
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

214 :: NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

STATEMENTS OF OPERATIONS

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: 215

	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short Basic Materials	Short Dow30SM	Short Financials	Short FTSE China 50
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	249,305	3,516,182	17,696	2,752,205	207,880	61,005
Securities lending income (Note 2)	—	—	—	—	—	—
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	249,305	3,516,182	17,696	2,752,205	207,880	61,005
EXPENSES:
Advisory fees (Note 4)	84,136	1,045,039	8,314	891,761	77,413	26,331
Management Services fees (Note 4)	11,218	139,338	1,109	118,901	10,322	3,511
Professional fees	8,942	13,088	8,617	11,836	8,868	8,688
Administration fees (Note 5)	18,711	50,029	18,699	46,548	18,710	18,699
Custodian fees (Note 6)	2,046	10,140	30	7,430	638	192
Printing and Shareholder reports	5,112	25,264	668	18,177	3,014	1,260
Listing, Data and related fees (Note 7)	5,283	14,893	4,885	52,003	8,570	7,777
Trustees fees (Note 8)	267	3,331	22	2,591	225	78
Compliance services fees (Note 4)	99	1,344	7	1,099	92	34
Other fees	2,568	9,129	1,948	7,228	2,375	2,078
Total Gross Expenses before fees waived and/or reimbursed	138,382	1,311,595	44,299	1,157,574	130,227	68,648
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(32,121)	—	(33,803)	(31,991)	(32,516)	(35,397)
Total Net Expenses	106,261	1,311,595	10,496	1,125,583	97,711	33,251
Net Investment Income (Loss)	143,044	2,204,587	7,200	1,626,622	110,169	27,754
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	22	—	—	—	—	—
Expiration or closing of futures contracts	(21,607)	(513,436)	—	(1,815,781)	—	—
Expiration or closing of non-exchange traded swap agreements	(877,104)	(18,643,447)	(57,836)	(31,635,696)	(3,082,974)	(459,686)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(898,689)	(19,156,883)	(57,836)	(33,451,477)	(3,082,974)	(459,686)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(499)	(29,841)	—	(13,564)	690	—
Futures contracts	7,690	90,149	—	(1,466,792)	—	—
Non-exchange traded swap agreements	150,236	(3,690,825)	(155,181)	733,466	146,376	71,113
Change in net unrealized appreciation/depreciation	157,427	(3,630,517)	(155,181)	(746,890)	147,066	71,113
Net realized and unrealized gain (loss)	(741,262)	(22,787,400)	(213,017)	(34,198,367)	(2,935,908)	(388,573)
Change in Net Assets Resulting from Operations	$(598,218)	$(20,582,813)	$(205,817)	$(32,571,745)	$(2,825,739)	$(360,819)

See accompanying notes to the financial statements.

216 :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short High Yield	Short MidCap400	Short MSCI EAFE	Short MSCI Emerging Markets	Short Oil & Gas	Short QQQ
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,187,481	137,222	365,788	829,342	15,290	6,823,505
Securities lending income (Note 2)	—	—	—	—	—	—
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	1,187,481	137,222	365,788	829,342	15,290	6,823,505
EXPENSES:
Advisory fees (Note 4)	422,297	50,439	125,311	301,551	7,300	2,148,210
Management Services fees (Note 4)	56,306	6,725	16,708	40,206	973	286,426
Professional fees	10,156	8,769	9,046	9,773	8,619	16,128
Administration fees (Note 5)	32,534	18,699	19,549	28,165	18,699	70,448
Custodian fees (Note 6)	3,077	1,410	1,080	2,151	45	13,787
Printing and Shareholder reports	8,288	1,561	3,865	9,354	790	16,109
Listing, Data and related fees (Note 7)	30,740	5,691	12,520	20,025	4,831	290,867
Trustees fees (Note 8)	1,252	148	383	951	22	6,330
Compliance services fees (Note 4)	519	62	161	290	9	2,685
Other fees	4,378	2,256	2,747	3,674	1,960	14,821
Total Gross Expenses before fees waived and/or reimbursed	569,547	95,760	191,370	416,140	43,248	2,865,811
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(36,254)	(32,091)	(33,193)	(35,346)	(34,028)	(155,006)
Total Net Expenses	533,293	63,669	158,177	380,794	9,220	2,710,805
Net Investment Income (Loss)	654,188	73,553	207,611	448,548	6,070	4,112,700
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—	—
Expiration or closing of futures contracts	—	(65,852)	—	—	—	(4,969,340)
Expiration or closing of non-exchange traded swap agreements	(4,782,259)	(2,410,782)	(2,351,765)	(5,678,511)	18,462	(97,617,591)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(4,782,259)	(2,476,634)	(2,351,765)	(5,678,511)	18,462	(102,586,931)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(2,201)	—	1,286	(1,426)	—	(17,019)
Futures contracts	—	(109,974)	—	—	—	(4,531,629)
Non-exchange traded swap agreements	(1,064,449)	869,269	(2,129,970)	880,154	(54,462)	(1,454,471)
Change in net unrealized appreciation/depreciation	(1,066,650)	759,295	(2,128,684)	878,728	(54,462)	(6,003,119)
Net realized and unrealized gain (loss)	(5,848,909)	(1,717,339)	(4,480,449)	(4,799,783)	(36,000)	(108,590,050)
Change in Net Assets Resulting from Operations	$(5,194,721)	$(1,643,786)	$(4,272,838)	$(4,351,235)	$(29,930)	$(104,477,350)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: 217

	Short Real Estate	Short Russell2000	Short S&P500®	Short SmallCap600	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	82,593	3,573,724	22,819,840	38,101	410,027	417,166
Securities lending income (Note 2)	—	—	—	—	1,172	—
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	82,593	3,573,724	22,819,840	38,101	411,199	417,166
EXPENSES:
Advisory fees (Note 4)	30,199	1,171,652	7,301,125	14,566	144,332	138,751
Management Services fees (Note 4)	4,026	156,219	973,476	1,942	19,244	18,500
Professional fees	8,708	12,937	34,694	8,648	9,104	9,034
Administration fees (Note 5)	18,699	52,716	115,570	18,699	39,258	38,942
Custodian fees (Note 6)	229	9,274	47,530	97	2,372	2,406
Printing and Shareholder reports	1,991	15,608	55,596	1,030	2,016	1,401
Listing, Data and related fees (Note 7)	6,052	152,849	8,191	5,691	5,885	5,829
Trustees fees (Note 8)	91	3,476	21,425	44	447	387
Compliance services fees (Note 4)	38	1,501	9,212	18	161	143
Other fees	2,099	9,153	45,546	2,003	2,812	2,739
Total Gross Expenses before fees waived and/or reimbursed	72,132	1,585,385	8,612,365	52,738	225,631	218,132
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(34,002)	(106,391)	—	(34,351)	(43,283)	(42,764)
Total Net Expenses	38,130	1,478,994	8,612,365	18,387	182,348	175,368
Net Investment Income (Loss)	44,463	2,094,730	14,207,475	19,714	228,851	241,798
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	26,017	316,908
Expiration or closing of futures contracts	—	(635,180)	(9,327,983)	—	12,956	36,092
Expiration or closing of non-exchange traded swap agreements	(1,627,747)	(27,398,839)	(225,725,104)	(707,144)	1,873,176	4,517,530
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(1,627,747)	(28,034,019)	(235,053,087)	(707,144)	1,912,149	4,870,530
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	(18,843)	(50,438)	—	255,527	325,986
Futures contracts	—	(1,815,601)	(8,241,675)	—	(7,894)	(35,085)
Non-exchange traded swap agreements	934,722	(9,989,746)	(33,302,667)	217,907	(1,083,376)	(1,435,412)
Change in net unrealized appreciation/depreciation	934,722	(11,824,190)	(41,594,780)	217,907	(835,743)	(1,144,511)
Net realized and unrealized gain (loss)	(693,025)	(39,858,209)	(276,647,867)	(489,237)	1,076,406	3,726,019
Change in Net Assets Resulting from Operations	$(648,562)	$(37,763,479)	$(262,440,392)	$(469,523)	$1,305,257	$3,967,817

See accompanying notes to the financial statements.

218 :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Basic Materials	Ultra Communication Services Select Sector	Ultra Consumer Goods	Ultra Consumer Services	Ultra Dow30SM	Ultra Financials
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$403,588	$1,709	$77,711	$103,026	$3,305,284	$7,168,843
Interest	47,091	8,087	8,971	20,788	531,907	440,965
Securities lending income (Note 2)	459	—	495	506	298	670
Foreign withholding tax on income	—	—	—	—	—	(724)
Total Investment Income	451,138	9,796	87,177	124,320	3,837,489	7,609,754
EXPENSES:
Advisory fees (Note 4)	158,923	4,739	27,145	88,925	1,313,288	2,951,129
Management Services fees (Note 4)	21,190	632	3,619	11,857	175,104	393,481
Professional fees	9,192	6,648	8,699	8,927	13,529	19,901
Administration fees (Note 5)	38,199	6,319	36,899	36,864	80,755	111,161
Custodian fees (Note 6)	3,588	498	897	3,978	13,462	66,535
Printing and Shareholder reports	3,889	1,630	1,047	1,601	14,677	31,936
Listing, Data and related fees (Note 7)	12,917	7,321	5,889	9,184	74,484	161,837
Trustees fees (Note 8)	456	17	81	261	3,830	8,567
Compliance services fees (Note 4)	192	5	34	109	1,606	3,625
Other fees	2,827	1,790 (1)	2,059	2,408	9,603	18,951
Total Gross Expenses before fees waived and/or reimbursed	251,373	29,599	86,369	164,114	1,700,338	3,767,123
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(50,388)	(23,612)	(52,035)	(51,693)	(39,219)	(29,437)
Total Net Expenses	200,985	5,987	34,334	112,421	1,661,119	3,737,686
Net Investment Income (Loss)	250,153	3,809	52,843	11,899	2,176,370	3,872,068
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(328,429)	43,796	(40,275)	(180,705)	—	(1,213,325)
Expiration or closing of futures contracts	—	—	—	—	357,844	—
Expiration or closing of non-exchange traded swap agreements	(1,256,347)	215,720	257,106	3,346,512	2,575,168	107,107,711
In-kind redemptions of investments	480,576	—	89,600	822,484	7,051,226	41,768,841
Net realized gain (loss)	(1,104,200)	259,516	306,431	3,988,291	9,984,238	147,663,227
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	4,370,429	(77,838)	633,083	705,331	26,245,668	41,557,096
Futures contracts	—	—	—	—	1,031,078	—
Non-exchange traded swap agreements	5,738,809	(157,207)	738,590	(1,216,159)	44,708,504	(732,125)
Change in net unrealized appreciation/depreciation	10,109,238	(235,045)	1,371,673	(510,828)	71,985,250	40,824,971
Net realized and unrealized gain (loss)	9,005,038	24,471	1,678,104	3,477,463	81,969,488	188,488,198
Change in Net Assets Resulting from Operations	$9,255,191	$28,280	$1,730,947	$3,489,362	$84,145,858	$192,360,266

(1) Includes Treasurer service fees in the amount of 1,633.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: 219

	Ultra FTSE China 50	Ultra FTSE Europe	Ultra Health Care	Ultra High Yield	Ultra Industrials	Ultra MidCap400
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$719,000	$51,963	$131,693	$948,174
Interest	240,265	40,525	150,986	20,937	31,045	243,209
Securities lending income (Note 2)	—	—	1,254	467	115	7,176
Foreign withholding tax on income	—	—	—	—	—	(503)
Total Investment Income	240,265	40,525	871,240	73,367	162,853	1,198,056
EXPENSES:
Advisory fees (Note 4)	121,552	19,813	387,856	19,396	76,513	524,031
Management Services fees (Note 4)	16,207	2,642	51,714	2,586	10,202	69,870
Professional fees	9,096	8,675	10,039	8,656	8,883	10,524
Administration fees (Note 5)	18,888	18,699	54,746	36,941	36,848	59,264
Custodian fees (Note 6)	1,103	181	14,253	94	2,855	44,479
Printing and Shareholder reports	2,866	984	7,275	647	1,379	9,005
Listing, Data and related fees (Note 7)	19,838	5,234	25,127	30,691	8,522	5,691
Trustees fees (Note 8)	357	58	1,047	53	218	1,548
Compliance services fees (Note 4)	173	25	472	22	95	649
Interest	208,543	—	—	—	—	—
Other fees	2,692	2,047	4,563	5,529	2,355	4,903
Total Gross Expenses before fees waived and/or reimbursed	401,315	58,358	557,092	104,615	147,870	729,964
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(39,231)	(33,312)	(66,452)	(76,582)	(51,102)	(67,449)
Expenses reimbursed by other entities (Note 2)	(208,543)	—	—	—	—	—
Total Net Expenses	153,541	25,046	490,640	28,033	96,768	662,515
Net Investment Income (Loss)	86,724	15,479	380,600	45,334	66,085	535,541
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	(1,543,952)	—	(7,873)	(5,023,911)
Expiration or closing of futures contracts	—	—	—	—	—	(116,618)
Expiration or closing of non-exchange traded swap agreements	(1,590,183)	(648,627)	1,428,216	391,215	1,447,574	1,661,657
In-kind redemptions of investments	—	—	(578,196)	—	359,426	2,740,929
Net realized gain (loss)	(1,590,183)	(648,627)	(693,932)	391,215	1,799,127	(737,943)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	13,951,849	47,726	1,504,078	12,893,910
Futures contracts	—	—	—	—	—	294,502
Non-exchange traded swap agreements	2,525,791	1,411,440	13,315,028	(108,099)	1,195,734	8,899,666
Change in net unrealized appreciation/depreciation	2,525,791	1,411,440	27,266,877	(60,373)	2,699,812	22,088,078
Net realized and unrealized gain (loss)	935,608	762,813	26,572,945	330,842	4,498,939	21,350,135
Change in Net Assets Resulting from Operations	$1,022,332	$778,292	$26,953,545	$376,176	$4,565,024	$21,885,676
See accompanying notes to the financial statements.

220 :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra MSCI Brazil Capped	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Japan	Ultra Nasdaq Biotechnology	Ultra Oil & Gas
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$525,049	$1,309,792
Interest	45,780	34,336	248,890	25,622	308,705	122,434
Securities lending income (Note 2)	—	—	—	—	94,550	340
Foreign withholding tax on income	—	—	—	—	—	(410)
Total Investment Income	45,780	34,336	248,890	25,622	928,304	1,432,156
EXPENSES:
Advisory fees (Note 4)	26,836	20,354	115,377	20,415	746,842	277,694
Management Services fees (Note 4)	3,578	2,714	15,383	2,722	99,578	37,026
Professional fees	8,705	8,679	9,086	8,675	11,987	9,695
Administration fees (Note 5)	19,473	18,699	18,749	18,911	66,781	47,907
Custodian fees (Note 6)	209	186	1,354	165	59,192	7,923
Printing and Shareholder reports	1,583	1,048	3,055	1,015	20,472	10,426
Listing, Data and related fees (Note 7)	6,113	5,634	11,839	5,578	101,796	19,252
Trustees fees (Note 8)	79	58	334	61	2,219	825
Compliance services fees (Note 4)	36	25	177	23	935	360
Interest	—	—	43,610	—	—	—
Other fees	2,082	2,051	2,735	2,040	6,738	3,764
Total Gross Expenses before fees waived and/or reimbursed	68,694	59,448	221,699	59,605	1,116,540	414,872
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(34,015)	(33,718)	(32,299)	(33,574)	(171,315)	(64,149)
Expenses reimbursed by other entities (Note 2)	—	—	(43,610)	—	—	—
Total Net Expenses	34,679	25,730	145,790	26,031	945,225	350,723
Net Investment Income (Loss)	11,101	8,606	103,100	(409)	(16,921)	1,081,433
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	(2,874,882)	(5,157,205)
Expiration or closing of futures contracts	—	—	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	(4,606,949)	(1,071,181)	(3,292,796)	(41,139)	(7,995,255)	(13,718,553)
In-kind redemptions of investments	—	—	—	—	4,978,418	482,905
Net realized gain (loss)	(4,606,949)	(1,071,181)	(3,292,796)	(41,139)	(5,891,719)	(18,392,853)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	—	—	30,514,939	4,091,637
Futures contracts	—	—	—	—	—	—
Non-exchange traded swap agreements	4,858,341	1,826,559	5,229,146	1,227,092	44,963,661	11,813,069
Change in net unrealized appreciation/depreciation	4,858,341	1,826,559	5,229,146	1,227,092	75,478,600	15,904,706
Net realized and unrealized gain (loss)	251,392	755,378	1,936,350	1,185,953	69,586,881	(2,488,147)
Change in Net Assets Resulting from Operations	$262,493	$763,984	$2,039,450	$1,185,544	$69,569,960	$(1,406,714)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: 221

	Ultra QQQ	Ultra Real Estate	Ultra Russell2000	Ultra S&P500®	Ultra Semiconductors	Ultra SmallCap600
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$8,579,910	$1,667,599	$920,773	$18,498,706	$503,892	$141,269
Interest	1,300,908	83,263	305,194	3,283,819	84,061	48,626
Securities lending income (Note 2)	15,389	362	90,509	2,470	—	2,917
Foreign withholding tax on income	(6,010)	—	(327)	—	—	(44)
Total Investment Income	9,890,197	1,751,224	1,316,149	21,784,995	587,953	192,768
EXPENSES:
Advisory fees (Note 4)	7,216,031	554,578	607,840	9,061,922	236,651	90,797
Management Services fees (Note 4)	962,130	73,943	81,045	1,208,247	31,553	12,106
Professional fees	34,397	10,580	11,157	42,725	9,366	8,934
Administration fees (Note 5)	140,188	60,397	61,220	152,426	44,951	36,595
Custodian fees (Note 6)	65,180	10,656	184,047	202,098	3,095	7,137
Printing and Shareholder reports	36,956	6,833	10,026	54,539	3,602	1,553
Listing, Data and related fees (Note 7)	966,572	34,019	81,433	5,691	17,063	5,691
Trustees fees (Note 8)	20,642	1,577	1,785	25,993	638	264
Compliance services fees (Note 4)	8,663	671	741	11,062	243	111
Other fees	42,959	5,045	5,609	54,626	3,231	2,466
Total Gross Expenses before fees waived and/or reimbursed	9,493,718	758,299	1,044,903	10,819,329	350,393	165,654
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(363,504)	(57,239)	(275,862)	—	(50,700)	(50,827)
Total Net Expenses	9,130,214	701,060	769,041	10,819,329	299,693	114,827
Net Investment Income (Loss)	759,983	1,050,164	547,108	10,965,666	288,260	77,941
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(3,224,958)	(531,360)	(74,145)	(5,254,322)	(280,888)	(300,594)
Expiration or closing of futures contracts	(693,428)	—	(753,404)	8,803,211	—	—
Expiration or closing of non-exchange traded swap agreements	258,204,124	25,336,323	(5,632,841)	302,832,641	12,509,348	(4,423,283)
In-kind redemptions of investments	20,281,746	12,954,529	4,388,488	50,440,523	1,468,536	231,170
Net realized gain (loss)	274,567,484	37,759,492	(2,071,902)	356,822,053	13,696,996	(4,492,707)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	244,007,037	(4,506,692)	9,264,515	185,970,983	11,464,420	2,330,237
Futures contracts	9,951,464	—	476,254	9,438,139	—	—
Non-exchange traded swap agreements	44,047,411	(13,559,099)	21,474,242	34,928,174	3,883,878	7,219,627
Change in net unrealized appreciation/depreciation	298,005,912	(18,065,791)	31,215,011	230,337,296	15,348,298	9,549,864
Net realized and unrealized gain (loss)	572,573,396	19,693,701	29,143,109	587,159,349	29,045,294	5,057,157
Change in Net Assets Resulting from Operations	$573,333,379	$20,743,865	$29,690,217	$598,125,015	$29,333,554	$5,135,098

See accompanying notes to the financial statements.

222 :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Technology	Ultra Telecommunications	Ultra Utilities	UltraPro Communication Services Select Sector	UltraPro Dow30SM	UltraPro Financial Select Sector
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$1,663,462	$11,323	$300,215	$2,902	$3,468,222	$223,832
Interest	211,358	658	27,600	4,072	898,259	31,771
Securities lending income (Note 2)	5,731	12	—	—	9	—
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	1,880,551	11,993	327,815	6,974	4,366,490	255,603
EXPENSES:
Advisory fees (Note 4)	1,321,558	3,815	97,581	5,059	1,621,666	95,427
Management Services fees (Note 4)	176,206	509	13,011	675	216,221	12,724
Professional fees	13,355	8,607	8,865	6,649	14,780	8,979
Administration fees (Note 5)	80,843	36,920	36,930	6,362	86,924	36,930
Custodian fees (Note 6)	29,464	437	1,800	506	17,998	4,088
Printing and Shareholder reports	19,018	623	1,655	1,672	23,038	2,604
Listing, Data and related fees (Note 7)	74,925	4,645	9,646	7,562	90,931	15,868
Trustees fees (Note 8)	3,819	11	257	17	4,803	283
Compliance services fees (Note 4)	1,550	5	90	5	2,092	117
Other fees	9,273	1,926	2,436	1,775 (1)	12,271	2,481
Total Gross Expenses before fees waived and/or reimbursed	1,730,011	57,498	172,271	30,282	2,090,724	179,501
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(57,332)	(52,676)	(48,945)	(23,891)	(38,112)	(58,686)
Total Net Expenses	1,672,679	4,822	123,326	6,391	2,052,612	120,815
Net Investment Income (Loss)	207,872	7,171	204,489	583	2,313,878	134,788
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(697,475)	5,088	(6,145)	39,009	—	(387,371)
Expiration or closing of futures contracts	—	—	—	—	1,982,518	—
Expiration or closing of non-exchange traded swap agreements	75,315,702	69,879	2,218,941	242,197	79,479,636	290,785
In-kind redemptions of investments	5,816,328	—	553,889	—	16,417,363	330,011
Net realized gain (loss)	80,434,555	74,967	2,766,685	281,206	97,879,517	233,425
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	48,909,514	34,671	281,463	(58,716)	22,247,028	3,081,310
Futures contracts	—	—	—	—	1,533,219	—
Non-exchange traded swap agreements	(3,270,225)	(13,691)	(836,128)	(197,288)	35,462,083	7,116,614
Change in net unrealized appreciation/depreciation	45,639,289	20,980	(554,665)	(256,004)	59,242,330	10,197,924
Net realized and unrealized gain (loss)	126,073,844	95,947	2,212,020	25,202	157,121,847	10,431,349
Change in Net Assets Resulting from Operations	$126,281,716	$103,118	$2,416,509	$25,785	$159,435,725	$10,566,137

(1) Includes Treasurer service fees in the amount of 1,633.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: 223

	UltraPro MidCap400	UltraPro Nasdaq Biotechnology	UltraPro QQQ	UltraPro Russell2000	UltraPro S&P500®	UltraPro Short 20+ Year Treasury
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$151,729	$63,208	$16,224,330	$490,789	$9,632,876	$—
Interest	31,889	42,005	3,064,390	153,317	1,276,439	475,779
Securities lending income (Note 2)	1,277	10,249	26,077	41,584	938	—
Foreign withholding tax on income	(78)	—	(11,883)	(176)	—	—
Total Investment Income	184,817	115,462	19,302,914	685,514	10,910,253	475,779
EXPENSES:
Advisory fees (Note 4)	85,114	95,759	13,984,865	325,888	4,831,161	126,658
Management Services fees (Note 4)	11,348	12,768	1,864,962	43,451	644,150	16,888
Professional fees	8,924	9,283	59,870	9,856	26,302	9,140
Administration fees (Note 5)	36,781	36,871	185,340	49,691	124,216	19,026
Custodian fees (Note 6)	15,649	9,280	158,404	295,019	203,014	2,361
Printing and Shareholder reports	1,779	3,075	89,211	4,885	31,381	3,095
Listing, Data and related fees (Note 7)	5,691	14,775	1,871,611	45,720	6,941	5,708
Trustees fees (Note 8)	245	285	40,907	954	13,905	394
Compliance services fees (Note 4)	100	127	17,577	388	5,934	152
Other fees	2,419	2,519	85,636	3,936	30,572	2,811
Total Gross Expenses before fees waived and/or reimbursed	168,050	184,742	18,358,383	779,788	5,917,576	186,233
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(60,381)	(63,445)	(644,972)	(367,501)	—	(26,489)
Total Net Expenses	107,669	121,297	17,713,411	412,287	5,917,576	159,744
Net Investment Income (Loss)	77,148	(5,835)	1,589,503	273,227	4,992,677	316,035
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(319,929)	(1,237,546)	(1,007,818)	(5,081,634)	(1,018,373)	—
Expiration or closing of futures contracts	30,638	—	8,273,982	(619,601)	6,215,493	(68,779)
Expiration or closing of non-exchange traded swap agreements	(15,470)	1,203,331	890,479,153	910,858	317,672,850	(3,545,807)
In-kind redemptions of investments	128,342	1,184,559	209,795,289	4,779,241	39,444,129	—
Net realized gain (loss)	(176,419)	1,150,344	1,107,540,606	(11,136)	362,314,099	(3,614,586)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	2,038,877	3,664,241	304,100,587	6,744,546	82,989,913	1,176
Futures contracts	65,055	—	13,945,896	506,444	3,893,802	20,943
Non-exchange traded swap agreements	3,922,793	7,996,255	287,449,498	16,523,872	22,518,516	(6,045,700)
Change in net unrealized appreciation/depreciation	6,026,725	11,660,496	605,495,981	23,774,862	109,402,231	(6,023,581)
Net realized and unrealized gain (loss)	5,850,306	12,810,840	1,713,036,587	23,763,726	471,716,330	(9,638,167)
Change in Net Assets Resulting from Operations	$5,927,454	$12,805,005	$1,714,626,090	$24,036,953	$476,709,007	$(9,322,132)

See accompanying notes to the financial statements.

224 :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraPro Short Communication Services Select Sector	UltraPro Short Dow30SM	UltraPro Short Financial Select Sector	UltraPro Short MidCap400	UltraPro Short Nasdaq Biotechnology	UltraPro Short QQQ
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	6,167	3,362,009	15,937	26,922	22,564	16,739,681
Securities lending income (Note 2)	—	—	—	—	—	—
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	6,167	3,362,009	15,937	26,922	22,564	16,739,681
EXPENSES:
Advisory fees (Note 4)	2,612	898,529	5,902	10,159	13,831	4,177,934
Management Services fees (Note 4)	348	119,803	787	1,355	1,844	557,054
Professional fees	6,639	11,741	8,612	8,627	8,646	22,510
Administration fees (Note 5)	2,494	46,803	18,699	18,699	18,698	94,669
Custodian fees (Note 6)	84	7,440	55	1,020	155	28,658
Printing and Shareholder reports	1,414	16,020	768	885	921	26,729
Listing, Data and related fees (Note 7)	5,845	52,363	5,212	5,691	3,797	561,105
Trustees fees (Note 8)	11	2,517	17	30	42	11,712
Compliance services fees (Note 4)	2	1,105	6	12	19	5,080
Other fees	1,764 (1)	8,533	1,941	1,961	2,000	28,068
Total Gross Expenses before fees waived and/or reimbursed	21,213	1,164,854	41,999	48,439	49,953	5,513,519
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(17,915)	(32,225)	(34,568)	(35,629)	(32,537)	(251,321)
Total Net Expenses	3,298	1,132,629	7,431	12,810	17,416	5,262,198
Net Investment Income (Loss)	2,869	2,229,380	8,506	14,112	5,148	11,477,483
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—	—
Expiration or closing of futures contracts	—	(760,323)	—	(8,782)	—	(3,116,031)
Expiration or closing of non-exchange traded swap agreements	(516,481)	(102,602,656)	(820,153)	(241,092)	(1,930,604)	(651,614,385)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(516,481)	(103,362,979)	(820,153)	(249,874)	(1,930,604)	(654,730,416)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	(12,222)	—	—	—	(37,776)
Futures contracts	—	(1,042,524)	—	(26,865)	—	(9,638,288)
Non-exchange traded swap agreements	477,182	12,281,878	(93,910)	(615,851)	(195,414)	72,830,060
Change in net unrealized appreciation/depreciation	477,182	11,227,132	(93,910)	(642,716)	(195,414)	63,153,996
Net realized and unrealized gain (loss)	(39,299)	(92,135,847)	(914,063)	(892,590)	(2,126,018)	(591,576,420)
Change in Net Assets Resulting from Operations	$(36,430)	$(89,906,467)	$(905,557)	$(878,478)	$(2,120,870)	$(580,098,937)

(1) Includes Treasurer service fees in the amount of 1,632.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: 225

	UltraPro Short Russell2000	UltraPro Short S&P500®	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort Basic Materials	UltraShort Communication Services Select Sector
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	845,331	7,932,038	751,439	11,252,379	51,339	9,871
Securities lending income (Note 2)	—	—	—	—	—	—
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	845,331	7,932,038	751,439	11,252,379	51,339	9,871
EXPENSES:
Advisory fees (Note 4)	245,110	2,273,987	212,064	2,843,864	24,607	3,037
Management Services fees (Note 4)	32,681	303,196	28,275	379,179	3,281	405
Professional fees	9,498	16,413	9,516	21,641	8,682	6,640
Administration fees (Note 5)	25,907	72,140	24,562	79,738	18,699	2,533
Custodian fees (Note 6)	2,868	15,218	3,112	25,723	168	90
Printing and Shareholder reports	5,065	20,389	4,805	60,212	2,082	1,454
Listing, Data and related fees (Note 7)	35,488	5,691	6,562	34,133	5,754	6,141
Trustees fees (Note 8)	727	6,541	673	9,041	75	12
Compliance services fees (Note 4)	302	2,663	264	3,621	31	3
Other fees	3,254	15,298	3,382	21,811	2,052	1,768 (1)
Total Gross Expenses before fees waived and/or reimbursed	360,900	2,731,536	293,215	3,478,963	65,431	22,083
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(51,922)	—	(25,432)	—	(34,385)	(18,247)
Total Net Expenses	308,978	2,731,536	267,783	3,478,963	31,046	3,836
Net Investment Income (Loss)	536,353	5,200,502	483,656	7,773,416	20,293	6,035
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—	—
Expiration or closing of futures contracts	(34,951)	(5,130,231)	(30,725)	(1,365,676)	—	—
Expiration or closing of non-exchange traded swap agreements	(733,163)	(194,134,988)	(1,556,530)	(64,751,839)	(947,370)	(307,393)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(768,114)	(199,265,219)	(1,587,255)	(66,117,515)	(947,370)	(307,393)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	3,619	(4,208)	(3,276)	(69,509)	—	—
Futures contracts	(544,801)	(4,959,380)	11,738	276,647	—	—
Non-exchange traded swap agreements	(23,624,688)	(54,349,216)	(2,054,219)	(66,867,878)	(542,656)	276,220
Change in net unrealized appreciation/depreciation	(24,165,870)	(59,312,804)	(2,045,757)	(66,660,740)	(542,656)	276,220
Net realized and unrealized gain (loss)	(24,933,984)	(258,578,023)	(3,633,012)	(132,778,255)	(1,490,026)	(31,173)
Change in Net Assets Resulting from Operations	$(24,397,631)	$(253,377,521)	$(3,149,356)	$(125,004,839)	$(1,469,733)	$(25,138)

(1) Includes Treasurer service fees in the amount of 1,632.

See accompanying notes to the financial statements.

226 :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Dow30SM	UltraShort Financials	UltraShort FTSE China 50	UltraShort FTSE Europe
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	26,585	14,166	1,991,582	291,406	345,898	129,362
Securities lending income (Note 2)	—	—	—	—	—	—
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	26,585	14,166	1,991,582	291,406	345,898	129,362
EXPENSES:
Advisory fees (Note 4)	8,738	3,685	587,760	104,149	142,962	52,986
Management Services fees (Note 4)	1,165	491	78,368	13,886	19,062	7,065
Professional fees	8,625	8,606	10,655	8,951	9,102	8,799
Administration fees (Note 5)	18,699	18,699	37,513	18,710	19,607	18,710
Custodian fees (Note 6)	78	41	5,085	866	1,011	503
Printing and Shareholder reports	878	1,242	17,362	6,903	5,769	3,580
Listing, Data and related fees (Note 7)	4,907	4,638	35,789	9,996	22,550	6,561
Trustees fees (Note 8)	25	10	1,708	298	416	163
Compliance services fees (Note 4)	11	4	688	119	176	65
Other fees	1,962	1,926	5,336	2,529	2,676	2,220
Total Gross Expenses before fees waived and/or reimbursed	45,088	39,342	780,264	166,407	223,331	100,652
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(34,068)	(34,694)	(38,761)	(35,057)	(42,806)	(33,795)
Total Net Expenses	11,020	4,648	741,503	131,350	180,525	66,857
Net Investment Income (Loss)	15,565	9,518	1,250,079	160,056	165,373	62,505
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	43	—	—	—
Expiration or closing of futures contracts	—	—	(1,006,457)	—	—	—
Expiration or closing of non-exchange traded swap agreements	(769,790)	(1,030,449)	(34,205,030)	(10,072,189)	(233,269)	(1,413,610)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(769,790)	(1,030,449)	(35,211,444)	(10,072,189)	(233,269)	(1,413,610)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	(8,438)	1,025	1,143	548
Futures contracts	—	—	(1,149,538)	—	—	—
Non-exchange traded swap agreements	28,623	760,470	(466,690)	1,905,629	(2,258,685)	(1,517,771)
Change in net unrealized appreciation/depreciation	28,623	760,470	(1,624,666)	1,906,654	(2,257,542)	(1,517,223)
Net realized and unrealized gain (loss)	(741,167)	(269,979)	(36,836,110)	(8,165,535)	(2,490,811)	(2,930,833)
Change in Net Assets Resulting from Operations	$(725,602)	$(260,461)	$(35,586,031)	$(8,005,479)	$(2,325,438)	$(2,868,328)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: 227

	UltraShort Health Care	UltraShort Industrials	UltraShort MidCap400	UltraShort MSCI Brazil Capped	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	27,475	21,707	30,822	389,664	19,500	173,936
Securities lending income (Note 2)	—	—	—	—	—	—
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	27,475	21,707	30,822	389,664	19,500	173,936
EXPENSES:
Advisory fees (Note 4)	9,287	8,085	11,324	112,289	8,686	67,008
Management Services fees (Note 4)	1,238	1,078	1,510	14,972	1,158	8,934
Professional fees	8,626	8,622	8,633	9,012	8,629	8,845
Administration fees (Note 5)	18,699	18,699	18,699	18,711	18,699	18,710
Custodian fees (Note 6)	79	141	1,049	1,072	84	620
Printing and Shareholder reports	645	986	1,293	2,909	1,101	3,701
Listing, Data and related fees (Note 7)	4,937	4,873	5,691	10,555	5,022	8,071
Trustees fees (Note 8)	27	24	34	331	28	210
Compliance services fees (Note 4)	13	10	13	146	13	81
Other fees	1,959	1,957	1,980	2,611	1,966	2,314
Total Gross Expenses before fees waived and/or reimbursed	45,510	44,475	50,226	172,608	45,386	118,494
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(33,796)	(34,278)	(35,940)	(30,844)	(34,428)	(33,915)
Total Net Expenses	11,714	10,197	14,286	141,764	10,958	84,579
Net Investment Income (Loss)	15,761	11,510	16,536	247,900	8,542	89,357
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—	—
Expiration or closing of futures contracts	—	—	(21,992)	—	—	—
Expiration or closing of non-exchange traded swap agreements	(238,247)	(1,000,479)	(505,278)	(6,424,869)	(156,290)	(3,904,638)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(238,247)	(1,000,479)	(527,270)	(6,424,869)	(156,290)	(3,904,638)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	—	1,833	—	235
Futures contracts	—	—	(46,207)	—	—	—
Non-exchange traded swap agreements	(437,355)	358,754	(183,085)	3,291,440	(372,455)	1,368,984
Change in net unrealized appreciation/depreciation	(437,355)	358,754	(229,292)	3,293,273	(372,455)	1,369,219
Net realized and unrealized gain (loss)	(675,602)	(641,725)	(756,562)	(3,131,596)	(528,745)	(2,535,419)
Change in Net Assets Resulting from Operations	$(659,841)	$(630,215)	$(740,026)	$(2,883,696)	$(520,203)	$(2,446,062)

See accompanying notes to the financial statements.

228 :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort MSCI Japan	UltraShort Nasdaq Biotechnology	UltraShort Oil & Gas	UltraShort QQQ	UltraShort Real Estate	UltraShort Russell2000
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	42,264	281,055	131,334	4,596,422	247,806	986,761
Securities lending income (Note 2)	—	—	—	—	—	—
Foreign withholding tax on income	—	—	—	—	—	—
Total Investment Income	42,264	281,055	131,334	4,596,422	247,806	986,761
EXPENSES:
Advisory fees (Note 4)	23,776	87,660	65,769	1,207,901	72,683	344,102
Management Services fees (Note 4)	3,170	11,688	8,769	161,052	9,691	45,880
Professional fees	8,682	8,933	8,849	12,973	8,874	9,863
Administration fees (Note 5)	18,699	18,709	18,710	53,441	18,710	29,851
Custodian fees (Note 6)	177	815	520	10,114	673	3,558
Printing and Shareholder reports	1,500	2,636	3,348	17,041	11,006	9,333
Listing, Data and related fees (Note 7)	5,672	13,703	7,949	165,494	8,318	48,027
Trustees fees (Note 8)	72	267	202	3,517	217	1,010
Compliance services fees (Note 4)	31	109	82	1,518	93	411
Other fees	2,045	2,441	2,247	9,167	2,349	3,978
Total Gross Expenses before fees waived and/or reimbursed	63,824	146,961	116,445	1,642,218	132,614	496,013
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(33,835)	(36,457)	(33,404)	(119,325)	(40,891)	(61,952)
Total Net Expenses	29,989	110,504	83,041	1,522,893	91,723	434,061
Net Investment Income (Loss)	12,275	170,551	48,293	3,073,529	156,083	552,700
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—	—
Expiration or closing of futures contracts	—	—	—	5,711	—	(626,557)
Expiration or closing of non-exchange traded swap agreements	(1,389,580)	(6,760,719)	2,081,634	(140,849,128)	(5,387,462)	(15,338,019)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(1,389,580)	(6,760,719)	2,081,634	(140,843,417)	(5,387,462)	(15,964,576)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	711	616	(24,858)	853	452
Futures contracts	—	—	—	(4,235,333)	—	(719,580)
Non-exchange traded swap agreements	(345,507)	(1,950,669)	(3,583,918)	32,501,701	1,939,672	(6,722,019)
Change in net unrealized appreciation/depreciation	(345,507)	(1,949,958)	(3,583,302)	28,241,510	1,940,525	(7,441,147)
Net realized and unrealized gain (loss)	(1,735,087)	(8,710,677)	(1,501,668)	(112,601,907)	(3,446,937)	(23,405,723)
Change in Net Assets Resulting from Operations	$(1,722,812)	$(8,540,126)	$(1,453,375)	$(109,528,378)	$(3,290,854)	$(22,853,023)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: 229

	UltraShort S&P500®	UltraShort Semiconductors	UltraShort SmallCap600	UltraShort Technology	UltraShort Utilities
	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019	Six Months Ended November 30, 2019
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—
Interest	12,682,558	83,988	26,344	52,382	35,090
Securities lending income (Note 2)	—	—	—	—	—
Foreign withholding tax on income	—	—	—	—	—
Total Investment Income	12,682,558	83,988	26,344	52,382	35,090
EXPENSES:
Advisory fees (Note 4)	3,866,375	32,804	11,252	18,658	15,333
Management Services fees (Note 4)	515,513	4,374	1,500	2,488	2,044
Professional fees	22,735	8,688	8,634	8,660	8,651
Administration fees (Note 5)	92,578	18,699	18,699	18,699	18,699
Custodian fees (Note 6)	26,558	226	77	165	132
Printing and Shareholder reports	43,565	1,476	1,004	1,754	993
Listing, Data and related fees (Note 7)	5,691	6,191	5,691	5,437	5,259
Trustees fees (Note 8)	11,114	93	34	56	45
Compliance services fees (Note 4)	4,784	34	15	25	19
Other fees	25,787	2,405	1,968	2,374	2,003
Total Gross Expenses before fees waived and/or reimbursed	4,614,700	74,990	48,874	58,316	53,178
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(33,699)	(34,683)	(34,802)	(33,825)
Total Net Expenses	4,614,700	41,291	14,191	23,514	19,353
Net Investment Income (Loss)	8,067,858	42,697	12,153	28,868	15,737
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	—	—	—
Expiration or closing of futures contracts	(5,027,288)	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	(167,042,214)	(7,381,242)	(1,115,167)	(3,532,910)	(1,280,308)
In-kind redemptions of investments	—	—	—	—	—
Net realized gain (loss)	(172,069,502)	(7,381,242)	(1,115,167)	(3,532,910)	(1,280,308)
CHANGE IN NET UNREALIZED APPRECIATION/ DEPRECIATION FROM:
Investments	(16,724)	—	—	—	—
Futures contracts	(7,743,308)	—	—	—	—
Non-exchange traded swap agreements	(118,390,647)	1,707,138	314,896	1,357,559	605,905
Change in net unrealized appreciation/depreciation	(126,150,679)	1,707,138	314,896	1,357,559	605,905
Net realized and unrealized gain (loss)	(298,220,181)	(5,674,104)	(800,271)	(2,175,351)	(674,403)
Change in Net Assets Resulting from Operations	$(290,152,323)	$(5,631,407)	$(788,118)	$(2,146,483)	$(658,666)
See accompanying notes to the financial statements.

230 :: FOR THE PERIODS ENDED NOVEMBER 30, 2019 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 231

	Short 7-10 Year Treasury		Short 20+ Year Treasury		Short Basic Materials
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$143,044	$647,430	$2,204,587	$5,935,393	$7,200	$8,661
Net realized gain (loss)	(898,689)	80,890	(19,156,883)	(13,740,507)	(57,836)	—
Change in net unrealized appreciation/depreciation	157,427	(2,273,186)	(3,630,517)	(15,438,201)	(155,181)	166,919
Change in net assets resulting from operations	(598,218)	(1,544,866)	(20,582,813)	(23,243,315)	(205,817)	175,580
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(210,468)	(567,393)	(2,747,457)	(5,535,075)	(5,888)	(7,270)
Tax return of capital	—	—	—	—	—	—
Total distributions	(210,468)	(567,393)	(2,747,457)	(5,535,075)	(5,888)	(7,270)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,348,813	38,600,643	74,564,455	150,225,406	1,863,730	—
Cost of shares redeemed	(5,306,908)	(94,836,473)	(143,484,029)	(435,526,705)	—	(936,958)
Change in net assets resulting from capital transactions	(3,958,095)	(56,235,830)	(68,919,574)	(285,301,299)	1,863,730	(936,958)
Change in net assets	(4,766,781)	(58,348,089)	(92,249,844)	(314,079,689)	1,652,025	(768,648)
NET ASSETS:
Beginning of period	$25,227,767	$83,575,856	$317,345,970	$631,425,659	$1,015,750	$1,784,398
End of period	$20,460,986	$25,227,767	$225,096,126	$317,345,970	$2,667,775	$1,015,750
SHARE TRANSACTIONS:
Beginning of period	925,000	2,875,000	15,350,000	27,850,000	50,000	100,000
Issued	50,000	1,325,000	3,800,000	6,500,000	100,000	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(200,000)	(3,275,000)	(7,350,000)	(19,000,000)	—	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	775,000	925,000	11,800,000	15,350,000	150,000	50,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

232 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Dow30SM		Short Financials		Short FTSE China 50
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,626,622	$3,089,255	$110,169	$201,453	$27,754	$60,046
Net realized gain (loss)	(33,451,477)	(11,127,936)	(3,082,974)	—	(459,686)	(658,001)
Change in net unrealized appreciation/depreciation	(746,890)	995,553	147,066	169,086	71,113	1,132,929
Change in net assets resulting from operations	(32,571,745)	(7,043,128)	(2,825,739)	370,539	(360,819)	534,974
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(1,914,930)	(2,649,345)	(129,472)	(130,712)	(37,999)	(31,195)
Tax return of capital	—	—	—	—	—	—
Total distributions	(1,914,930)	(2,649,345)	(129,472)	(130,712)	(37,999)	(31,195)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	111,423,216	478,598,791	10,692,010	16,042,905	3,009,799	4,950,878
Cost of shares redeemed	(118,084,299)	(434,275,146)	(11,510,492)	(13,416,080)	(3,877,390)	(2,945,292)
Change in net assets resulting from capital transactions	(6,661,083)	44,323,645	(818,482)	2,626,825	(867,591)	2,005,586
Change in net assets	(41,147,758)	34,631,172	(3,773,693)	2,866,652	(1,266,409)	2,509,365
NET ASSETS:
Beginning of period	$268,563,381	$233,932,209	$21,955,941	$19,089,289	$8,079,240	$5,569,875
End of period	$227,415,623	$268,563,381	$18,182,248	$21,955,941	$6,812,831	$8,079,240
SHARE TRANSACTIONS:
Beginning of period	4,673,755	3,923,755	974,851	824,851	400,000	300,000
Issued	2,050,000	8,350,000	500,000	700,000	150,000	250,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,200,000)	(7,600,000)	(550,000)	(550,000)	(200,000)	(150,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	4,523,755	4,673,755	924,851	974,851	350,000	400,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 233

	Short High Yield		Short MidCap400		Short MSCI EAFE
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$654,188	$1,332,005	$73,553	$185,857	$207,611	$432,030
Net realized gain (loss)	(4,782,259)	(13,091,766)	(2,476,634)	(586,613)	(2,351,765)	(784,059)
Change in net unrealized appreciation/depreciation	(1,066,650)	6,383,806	759,295	(549,747)	(2,128,684)	1,421,110
Change in net assets resulting from operations	(5,194,721)	(5,375,955)	(1,643,786)	(950,503)	(4,272,838)	1,069,081
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(744,597)	(1,234,821)	(104,840)	(132,967)	(239,474)	(298,914)
Tax return of capital	—	—	—	—	—	—
Total distributions	(744,597)	(1,234,821)	(104,840)	(132,967)	(239,474)	(298,914)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	20,440,259	73,947,252	8,811,822	49,738,650	51,433,493	73,936,946
Cost of shares redeemed	(21,267,981)	(94,972,688)	(10,753,770)	(44,572,799)	(68,079,863)	(52,781,551)
Change in net assets resulting from capital transactions	(827,722)	(21,025,436)	(1,941,948)	5,165,851	(16,646,370)	21,155,395
Change in net assets	(6,767,040)	(27,636,212)	(3,690,574)	4,082,381	(21,158,682)	21,925,562
NET ASSETS:
Beginning of period	$113,047,202	$140,683,414	$14,682,688	$10,600,307	$40,587,701	$18,662,139
End of period	$106,280,162	$113,047,202	$10,992,114	$14,682,688	$19,429,019	$40,587,701
SHARE TRANSACTIONS:
Beginning of period	5,100,000	6,050,000	318,667	243,667	1,475,000	725,000
Issued	950,000	3,250,000	200,000	1,000,000	1,900,000	2,700,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,000,000)	(4,200,000)	(250,000)	(925,000)	(2,600,000)	(1,950,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	5,050,000	5,100,000	268,667	318,667	775,000	1,475,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

234 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short MSCI Emerging Markets		Short Oil & Gas		Short QQQ
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$448,548	$1,635,363	$6,070	$15,537	$4,112,700	$6,470,606
Net realized gain (loss)	(5,678,511)	(2,691,483)	18,462	—	(102,586,931)	(51,700,457)
Change in net unrealized appreciation/depreciation	878,728	17,174,133	(54,462)	391,490	(6,003,119)	25,941,603
Change in net assets resulting from operations	(4,351,235)	16,118,013	(29,930)	407,027	(104,477,350)	(19,288,248)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(572,192)	(1,436,126)	(8,744)	(6,028)	(4,607,157)	(5,288,869)
Tax return of capital	—	—	—	—	—	—
Total distributions	(572,192)	(1,436,126)	(8,744)	(6,028)	(4,607,157)	(5,288,869)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	32,944,223	239,833,983	—	—	457,911,586	1,193,949,500
Cost of shares redeemed	(51,768,379)	(315,861,716)	—	—	(501,327,704)	(846,612,406)
Change in net assets resulting from capital transactions	(18,824,156)	(76,027,733)	—	—	(43,416,118)	347,337,094
Change in net assets	(23,747,583)	(61,345,846)	(38,674)	400,999	(152,500,625)	322,759,977
NET ASSETS:
Beginning of period	$95,535,580	$156,881,426	$2,000,758	$1,599,759	$652,888,407	$330,128,430
End of period	$71,787,997	$95,535,580	$1,962,084	$2,000,758	$500,387,782	$652,888,407
SHARE TRANSACTIONS:
Beginning of period	4,900,000	8,600,000	75,000	75,000	21,412,500	10,262,500
Issued	1,750,000	12,400,000	—	—	16,300,000	38,450,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,750,000)	(16,100,000)	—	—	(18,150,000)	(27,300,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,900,000	4,900,000	75,000	75,000	19,562,500	21,412,500

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 235

	Short Real Estate		Short Russell2000		Short S&P500®
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$44,463	$101,737	$2,094,730	$3,849,165	$14,207,475	$24,576,299
Net realized gain (loss)	(1,627,747)	(814,717)	(28,034,019)	(15,234,745)	(235,053,087)	(247,941,216)
Change in net unrealized appreciation/depreciation	934,722	(525,699)	(11,824,190)	39,225,429	(41,594,780)	137,633,066
Change in net assets resulting from operations	(648,562)	(1,238,679)	(37,763,479)	27,839,849	(262,440,392)	(85,731,851)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(60,182)	(64,464)	(2,532,685)	(3,264,717)	(16,282,702)	(20,748,861)
Tax return of capital	—	—	—	—	—	—
Total distributions	(60,182)	(64,464)	(2,532,685)	(3,264,717)	(16,282,702)	(20,748,861)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	654,190	2,352,126	132,529,948	376,994,106	955,173,891	3,169,532,080
Cost of shares redeemed	(649,731)	(2,285,959)	(186,128,414)	(298,883,731)	(806,614,875)	(2,376,313,122)
Change in net assets resulting from capital transactions	4,459	66,167	(53,598,466)	78,110,375	148,559,016	793,218,958
Change in net assets	(704,285)	(1,236,976)	(93,894,630)	102,685,507	(130,164,078)	686,738,246
NET ASSETS:
Beginning of period	$8,512,756	$9,749,732	$351,303,088	$248,617,581	$2,060,777,911	$1,374,039,665
End of period	$7,808,471	$8,512,756	$257,408,458	$351,303,088	$1,930,613,833	$2,060,777,911
SHARE TRANSACTIONS:
Beginning of period	600,000	600,000	8,216,642	6,316,642	72,230,826	46,530,826
Issued	50,000	150,000	3,200,000	9,000,000	36,250,000	107,425,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	(150,000)	(4,650,000)	(7,100,000)	(30,525,000)	(81,725,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	600,000	600,000	6,766,642	8,216,642	77,955,826	72,230,826

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

236 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short SmallCap600		Ultra 7-10 Year Treasury		Ultra 20+ Year Treasury
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$19,714	$43,660	$228,851	$652,859	$241,798	$540,251
Net realized gain (loss)	(707,144)	(226,761)	1,912,149	755,444	4,870,530	(977,780)
Change in net unrealized appreciation/depreciation	217,907	566,816	(835,743)	2,786,035	(1,144,511)	5,785,334
Change in net assets resulting from operations	(469,523)	383,715	1,305,257	4,194,338	3,967,817	5,347,805
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(26,231)	(17,681)	(234,421)	(673,257)	(254,070)	(520,727)
Tax return of capital	—	—	—	—	—	—
Total distributions	(26,231)	(17,681)	(234,421)	(673,257)	(254,070)	(520,727)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	812,689	2,292,008	55,585,508	116,785,182	59,688,991	126,038,520
Cost of shares redeemed	(810,362)	(2,255,264)	(50,647,433)	(120,457,541)	(46,565,253)	(122,527,674)
Change in net assets resulting from capital transactions	2,327	36,744	4,938,075	(3,672,359)	13,123,738	3,510,846
Change in net assets	(493,427)	402,778	6,008,911	(151,278)	16,837,485	8,337,924
NET ASSETS:
Beginning of period	$4,149,455	$3,746,677	$24,288,868	$24,440,146	$31,422,749	$23,084,825
End of period	$3,656,028	$4,149,455	$30,297,779	$24,288,868	$48,260,234	$31,422,749
SHARE TRANSACTIONS:
Beginning of period	118,681	118,681	400,000	450,000	350,000	300,000
Issued	25,000	75,000	875,000	2,175,000	575,000	1,725,000
Issued in-kind	—	—	—	—	25,000	—
Redeemed	(25,000)	(75,000)	(800,000)	(2,225,000)	(475,000)	(1,675,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	118,681	118,681	475,000	400,000	475,000	350,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 237

	Ultra Basic Materials		Ultra Communication Services Select Sector		Ultra Consumer Goods
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	January 15, 2019* through May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$250,153	$617,072	$3,809	$9,370	$52,843	$131,374
Net realized gain (loss)	(1,104,200)	(6,140,903)	259,516	6,588	306,431	(9,289)
Change in net unrealized appreciation/depreciation	10,109,238	(10,393,593)	(235,045)	348,916	1,371,673	198,409
Change in net assets resulting from operations	9,255,191	(15,917,424)	28,280	364,874	1,730,947	320,494
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(322,379)	(415,397)	(7,181)	(3,016)	(44,583)	(52,493)
Tax return of capital	—	—	—	—	—	—
Total distributions	(322,379)	(415,397)	(7,181)	(3,016)	(44,583)	(52,493)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,254,725	32,562,004	—	4,000,040	—	7,568,409
Cost of shares redeemed	(7,347,805)	(40,704,264)	(3,066,300)	—	(1,169,172)	(10,736,152)
Change in net assets resulting from capital transactions	(3,093,080)	(8,142,260)	(3,066,300)	4,000,040	(1,169,172)	(3,167,743)
Change in net assets	5,839,732	(24,475,081)	(3,045,201)	4,361,898	517,192	(2,899,742)
NET ASSETS:
Beginning of period	$35,681,062	$60,156,143	$4,361,898	$—	$6,946,442	$9,846,184
End of period	$41,520,794	$35,681,062	$1,316,697	$4,361,898	$7,463,634	$6,946,442
SHARE TRANSACTIONS:
Beginning of period	750,000	875,000	100,001	—	175,000	250,000
Issued	—	350,000	—	100,001	—	150,000
Issued in-kind	75,000	150,000	—	—	—	25,000
Redeemed	—	—	(75,000)	—	—	—
Redemption in-kind	(125,000)	(625,000)	—	—	(25,000)	(250,000)
Shares outstanding, end of period	700,000	750,000	25,001	100,001	150,000	175,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

238 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Consumer Services		Ultra Dow30SM		Ultra Financials
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$11,899	$26,642	$2,176,370	$4,025,260	$3,872,068	$8,529,258
Net realized gain (loss)	3,988,291	5,527,533	9,984,238	91,360,455	147,663,227	33,969,173
Change in net unrealized appreciation/depreciation	(510,828)	(2,327,190)	71,985,250	(85,890,951)	40,824,971	(40,104,742)
Change in net assets resulting from operations	3,489,362	3,226,985	84,145,858	9,494,764	192,360,266	2,393,689
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(23,270)	(25,244)	(810,108)	(3,107,877)	(3,992,061)	(8,896,429)
Tax return of capital	—	—	—	—	—	—
Total distributions	(23,270)	(25,244)	(810,108)	(3,107,877)	(3,992,061)	(8,896,429)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,787,505	25,413,328	24,399,306	640,899,426	11,873,133	10,061,961
Cost of shares redeemed	(13,120,935)	(30,461,408)	(64,459,946)	(750,182,632)	(112,321,555)	(150,975,538)
Change in net assets resulting from capital transactions	(2,333,430)	(5,048,080)	(40,060,640)	(109,283,206)	(100,448,422)	(140,913,577)
Change in net assets	1,132,662	(1,846,339)	43,275,110	(102,896,319)	87,919,783	(147,416,317)
NET ASSETS:
Beginning of period	$22,009,206	$23,855,545	$318,328,694	$421,225,013	$735,703,949	$883,120,266
End of period	$23,141,868	$22,009,206	$361,603,804	$318,328,694	$823,623,732	$735,703,949
SHARE TRANSACTIONS:
Beginning of period	225,000	275,000	7,500,000	9,950,000	18,057,750	21,507,750
Issued	100,000	200,000	500,000	12,800,000	250,000	250,000
Issued in-kind	—	50,000	—	400,000	—	—
Redeemed	—	—	—	(5,600,000)	—	—
Redemption in-kind	(125,000)	(300,000)	(1,300,000)	(10,050,000)	(2,400,000)	(3,700,000)
Shares outstanding, end of period	200,000	225,000	6,700,000	7,500,000	15,907,750	18,057,750

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 239

	Ultra FTSE China 50		Ultra FTSE Europe		Ultra Health Care
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$86,724	$230,703	$15,479	$45,882	$380,600	$734,097
Net realized gain (loss)	(1,590,183)	(7,343,760)	(648,627)	(1,088,442)	(693,932)	10,153,949
Change in net unrealized appreciation/depreciation	2,525,791	(7,051,083)	1,411,440	(767,088)	27,266,877	(13,992,344)
Change in net assets resulting from operations	1,022,332	(14,164,140)	778,292	(1,809,648)	26,953,545	(3,104,298)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(1,185,626)	(401,972)	(23,575)	(226,093)	(101,016)	(415,272)
Tax return of capital	—	—	—	—	—	—
Total distributions	(1,185,626)	(401,972)	(23,575)	(226,093)	(101,016)	(415,272)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,467,939	28,142,700	—	3,808,409	—	231,453,342
Cost of shares redeemed	(9,238,210)	(18,672,320)	(1,098,301)	(7,326,636)	(12,684,273)	(217,737,110)
Change in net assets resulting from capital transactions	(7,770,271)	9,470,380	(1,098,301)	(3,518,227)	(12,684,273)	13,716,232
Change in net assets	(7,933,565)	(5,095,732)	(343,584)	(5,553,968)	14,168,256	10,196,662
NET ASSETS:
Beginning of period	$38,188,778	$43,284,510	$5,455,896	$11,009,864	$99,639,493	$89,442,831
End of period	$30,255,213	$38,188,778	$5,112,312	$5,455,896	$113,807,749	$99,639,493
SHARE TRANSACTIONS:
Beginning of period	650,000	525,000	125,000	200,000	1,075,000	1,025,000
Issued	25,000	400,000	—	75,000	—	750,000
Issued in-kind	—	—	—	—	—	1,525,000
Redeemed	(150,000)	(275,000)	(25,000)	(150,000)	—	—
Redemption in-kind	—	—	—	—	(125,000)	(2,225,000)
Shares outstanding, end of period	525,000	650,000	100,000	125,000	950,000	1,075,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

240 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra High Yield		Ultra Industrials		Ultra MidCap400
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$45,334	$96,627	$66,085	$147,706	$535,541	$775,948
Net realized gain (loss)	391,215	16,847	1,799,127	2,779,986	(737,943)	10,235,333
Change in net unrealized appreciation/depreciation	(60,373)	119,768	2,699,812	(3,310,824)	22,088,078	(37,100,518)
Change in net assets resulting from operations	376,176	233,242	4,565,024	(383,132)	21,885,676	(26,089,237)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(79,010)	(96,351)	(55,075)	(97,835)	(511,276)	(671,119)
Tax return of capital	—	—	—	—	—	—
Total distributions	(79,010)	(96,351)	(55,075)	(97,835)	(511,276)	(671,119)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,736,193	—	3,751,969	9,107,348	88,148,758	161,038,065
Cost of shares redeemed	—	—	(5,345,344)	(16,214,969)	(88,195,435)	(158,053,980)
Change in net assets resulting from capital transactions	1,736,193	—	(1,593,375)	(7,107,621)	(46,677)	2,984,085
Change in net assets	2,033,359	136,891	2,916,574	(7,588,588)	21,327,723	(23,776,271)
NET ASSETS:
Beginning of period	$3,334,442	$3,197,551	$18,803,532	$26,392,120	$130,136,561	$153,912,832
End of period	$5,367,801	$3,334,442	$21,720,106	$18,803,532	$151,464,284	$130,136,561
SHARE TRANSACTIONS:
Beginning of period	50,000	50,000	275,000	375,000	3,675,000	3,625,000
Issued	25,000	—	50,000	100,000	1,800,000	1,600,000
Issued in-kind	—	—	—	25,000	400,000	2,750,000
Redeemed	—	—	—	—	(1,500,000)	(1,350,000)
Redemption in-kind	—	—	(75,000)	(225,000)	(850,000)	(2,950,000)
Shares outstanding, end of period	75,000	50,000	250,000	275,000	3,525,000	3,675,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 241

	Ultra MSCI Brazil Capped		Ultra MSCI EAFE		Ultra MSCI Emerging Markets
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$11,101	$46,865	$8,606	$33,909	$103,100	$305,653
Net realized gain (loss)	(4,606,949)	(988,303)	(1,071,181)	—	(3,292,796)	(6,297,367)
Change in net unrealized appreciation/depreciation	4,858,341	3,480,838	1,826,559	(1,862,212)	5,229,146	(3,727,553)
Change in net assets resulting from operations	262,493	2,539,400	763,984	(1,828,303)	2,039,450	(9,719,267)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(33,952)	(20,960)	(16,281)	(13,381)	(351,354)	(116,062)
Tax return of capital	—	—	—	—	—	—
Total distributions	(33,952)	(20,960)	(16,281)	(13,381)	(351,354)	(116,062)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	12,720,142	2,033,660	—	18,737,444	52,418,645
Cost of shares redeemed	(1,972,548)	(16,618,156)	(1,763,265)	(3,628,081)	(31,982,587)	(57,877,490)
Change in net assets resulting from capital transactions	(1,972,548)	(3,898,014)	270,395	(3,628,081)	(13,245,143)	(5,458,845)
Change in net assets	(1,744,007)	(1,379,574)	1,018,098	(5,469,765)	(11,557,047)	(15,294,174)
NET ASSETS:
Beginning of period	$8,231,234	$9,610,808	$6,058,024	$11,527,789	$36,005,217	$51,299,391
End of period	$6,487,227	$8,231,234	$7,076,122	$6,058,024	$24,448,170	$36,005,217
SHARE TRANSACTIONS:
Beginning of period	116,557	166,557	175,000	275,000	550,000	600,000
Issued	—	250,000	50,000	—	275,000	750,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(25,000)	(300,000)	(50,000)	(100,000)	(475,000)	(800,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	91,557	116,557	175,000	175,000	350,000	550,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

242 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra MSCI Japan		Ultra Nasdaq Biotechnology		Ultra Oil & Gas
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(409)	$30,403	$(16,921)	$(724,086)	$1,081,433	$1,672,540
Net realized gain (loss)	(41,139)	(623,403)	(5,891,719)	(11,945,908)	(18,392,853)	(8,729,965)
Change in net unrealized appreciation/depreciation	1,227,092	346,425	75,478,600	(53,724,540)	15,904,706	(42,213,685)
Change in net assets resulting from operations	1,185,544	(246,575)	69,569,960	(66,394,534)	(1,406,714)	(49,271,110)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(6,000)	(2,289,936)	—	—	(1,035,193)	(1,708,799)
Tax return of capital	(863)	—	—	—	—	—
Total distributions	(6,863)	(2,289,936)	—	—	(1,035,193)	(1,708,799)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	50,427,892	14,226,432	192,353,720	6,710,958	36,528,829
Cost of shares redeemed	(774,629)	(52,077,063)	(90,486,551)	(281,757,276)	(8,473,654)	(41,080,411)
Change in net assets resulting from capital transactions	(774,629)	(1,649,171)	(76,260,119)	(89,403,556)	(1,762,696)	(4,551,582)
Change in net assets	404,052	(4,185,682)	(6,690,159)	(155,798,090)	(4,204,603)	(55,531,491)
NET ASSETS:
Beginning of period	$5,251,400	$9,437,082	$207,453,919	$363,252,009	$71,167,799	$126,699,290
End of period	$5,655,452	$5,251,400	$200,763,760	$207,453,919	$66,963,196	$71,167,799
SHARE TRANSACTIONS:
Beginning of period	175,000	225,000	4,750,000	6,500,000	2,975,000	2,925,000
Issued	—	1,725,000	—	650,000	—	50,000
Issued in-kind	—	—	300,000	2,750,000	300,000	1,150,000
Redeemed	(25,000)	(1,775,000)	—	(300,000)	—	(50,000)
Redemption in-kind	—	—	(1,750,000)	(4,850,000)	(350,000)	(1,100,000)
Shares outstanding, end of period	150,000	175,000	3,300,000	4,750,000	2,925,000	2,975,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 243

	Ultra QQQ		Ultra Real Estate		Ultra Russell2000
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$759,983	$2,486,862	$1,050,164	$2,538,290	$547,108	$897,878
Net realized gain (loss)	274,567,484	395,279,088	37,759,492	5,535,692	(2,071,902)	7,751,568
Change in net unrealized appreciation/depreciation	298,005,912	(456,196,673)	(18,065,791)	21,280,211	31,215,011	(58,839,126)
Change in net assets resulting from operations	573,333,379	(58,430,723)	20,743,865	29,354,193	29,690,217	(50,189,680)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(818,578)	(2,180,642)	(1,007,973)	(1,808,914)	(542,661)	(622,357)
Tax return of capital	—	—	—	—	—	—
Total distributions	(818,578)	(2,180,642)	(1,007,973)	(1,808,914)	(542,661)	(622,357)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	128,373,019	1,978,859,405	195,805,460	99,064,386	153,264,567	234,916,588
Cost of shares redeemed	(240,565,590)	(2,009,810,680)	(211,919,044)	(120,680,252)	(152,822,465)	(287,390,380)
Change in net assets resulting from capital transactions	(112,192,571)	(30,951,275)	(16,113,584)	(21,615,866)	442,102	(52,473,792)
Change in net assets	460,322,230	(91,562,640)	3,622,308	5,929,413	29,589,658	(103,285,829)
NET ASSETS:
Beginning of period	$1,691,570,612	$1,783,133,252	$137,732,670	$131,803,257	$160,681,276	$263,967,105
End of period	$2,151,892,842	$1,691,570,612	$141,354,978	$137,732,670	$190,270,934	$160,681,276
SHARE TRANSACTIONS:
Beginning of period	20,300,000	21,000,000	1,833,744	2,158,744	2,650,000	3,350,000
Issued	600,000	17,250,000	2,250,000	1,350,000	1,450,000	2,550,000
Issued in-kind	700,000	4,050,000	25,000	150,000	850,000	1,050,000
Redeemed	—	—	—	—	(1,500,000)	(2,650,000)
Redemption in-kind	(2,600,000)	(22,000,000)	(2,475,000)	(1,825,000)	(850,000)	(1,650,000)
Shares outstanding, end of period	19,000,000	20,300,000	1,633,744	1,833,744	2,600,000	2,650,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

244 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra S&P500®		Ultra Semiconductors		Ultra SmallCap600
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$10,965,666	$21,141,859	$288,260	$579,535	$77,941	$123,710
Net realized gain (loss)	356,822,053	254,806,718	13,696,996	(5,210,920)	(4,492,707)	6,441,032
Change in net unrealized appreciation/depreciation	230,337,296	(254,748,270)	15,348,298	(18,642,481)	9,549,864	(14,817,117)
Change in net assets resulting from operations	598,125,015	21,200,307	29,333,554	(23,273,866)	5,135,098	(8,252,375)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(5,036,664)	(16,169,372)	(295,247)	(428,148)	(46,911)	(71,223)
Tax return of capital	—	—	—	—	—	—
Total distributions	(5,036,664)	(16,169,372)	(295,247)	(428,148)	(46,911)	(71,223)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	727,781,964	3,357,668,823	25,234,832	14,115,283	—	32,107,379
Cost of shares redeemed	(847,916,540)	(3,487,718,285)	(11,997,632)	(31,746,795)	(5,000,343)	(28,941,996)
Change in net assets resulting from capital transactions	(120,134,576)	(130,049,462)	13,237,200	(17,631,512)	(5,000,343)	3,165,383
Change in net assets	472,953,775	(125,018,527)	42,275,507	(41,333,526)	87,844	(5,158,215)
NET ASSETS:
Beginning of period	$2,215,265,328	$2,340,283,855	$38,511,243	$79,844,769	$23,248,790	$28,407,005
End of period	$2,688,219,103	$2,215,265,328	$80,786,750	$38,511,243	$23,336,634	$23,248,790
SHARE TRANSACTIONS:
Beginning of period	20,000,000	21,200,000	1,175,000	1,625,000	275,000	250,000
Issued	2,450,000	24,750,000	100,000	150,000	—	225,000
Issued in-kind	3,200,000	3,650,000	475,000	150,000	—	25,000
Redeemed	(300,000)	—	—	—	—	—
Redemption in-kind	(6,550,000)	(29,600,000)	(275,000)	(750,000)	(50,000)	(225,000)
Shares outstanding, end of period	18,800,000	20,000,000	1,475,000	1,175,000	225,000	275,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 245

	Ultra Technology		Ultra Telecommunications		Ultra Utilities
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$207,872	$855,169	$7,171	$25,337	$204,489	$263,692
Net realized gain (loss)	80,434,555	25,542,976	74,967	105,513	2,766,685	911,428
Change in net unrealized appreciation/depreciation	45,639,289	(55,260,362)	20,980	305,727	(554,665)	2,118,452
Change in net assets resulting from operations	126,281,716	(28,862,217)	103,118	436,577	2,416,509	3,293,572
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(100,793)	(964,109)	(3,754)	(19,754)	(52,626)	(228,238)
Tax return of capital	—	—	—	—	—	—
Total distributions	(100,793)	(964,109)	(3,754)	(19,754)	(52,626)	(228,238)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	39,570,015	531,483,020	1,018,230	940,790	21,587,435	6,480,205
Cost of shares redeemed	(61,644,066)	(543,232,714)	—	(3,118,429)	(4,786,472)	(4,796,817)
Change in net assets resulting from capital transactions	(22,074,051)	(11,749,694)	1,018,230	(2,177,639)	16,800,963	1,683,388
Change in net assets	104,106,872	(41,576,020)	1,117,594	(1,760,816)	19,164,846	4,748,722
NET ASSETS:
Beginning of period	$300,442,397	$342,018,417	$913,321	$2,674,137	$17,035,115	$12,286,393
End of period	$404,549,269	$300,442,397	$2,030,915	$913,321	$36,199,961	$17,035,115
SHARE TRANSACTIONS:
Beginning of period	2,950,000	3,250,000	25,000	75,000	300,000	275,000
Issued	25,000	2,750,000	—	—	50,000	75,000
Issued in-kind	300,000	2,100,000	25,000	25,000	275,000	50,000
Redeemed	—	—	—	(75,000)	(25,000)	—
Redemption in-kind	(525,000)	(5,150,000)	—	—	(50,000)	(100,000)
Shares outstanding, end of period	2,750,000	2,950,000	50,000	25,000	550,000	300,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

246 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Communication Services Select Sector		UltraPro Dow30SM		UltraPro Financial Select Sector
	Six Months Ended November 30, 2019 (Unaudited)	January 15, 2019* through May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$583	$(5,648)	$2,313,878	$5,280,290	$134,788	$397,666
Net realized gain (loss)	281,206	5,194	97,879,517	55,575,955	233,425	(4,528,435)
Change in net unrealized appreciation/depreciation	(256,004)	465,424	59,242,330	(33,779,528)	10,197,924	(3,688,764)
Change in net assets resulting from operations	25,785	464,970	159,435,725	27,076,717	10,566,137	(7,819,533)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	(1,150,160)	(3,409,239)	(165,115)	(281,459)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(1,150,160)	(3,409,239)	(165,115)	(281,459)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	4,000,040	172,792,564	441,803,548	—	6,737,565
Cost of shares redeemed	(3,033,494)	—	(311,553,249)	(634,242,786)	(8,894,101)	(30,324,548)
Change in net assets resulting from capital transactions	(3,033,494)	4,000,040	(138,760,685)	(192,439,238)	(8,894,101)	(23,586,983)
Change in net assets	(3,007,709)	4,465,010	19,524,880	(168,771,760)	1,506,921	(31,687,975)
NET ASSETS:
Beginning of period	$4,465,010	$—	$407,843,770	$576,615,530	$24,930,787	$56,618,762
End of period	$1,457,301	$4,465,010	$427,368,650	$407,843,770	$26,437,708	$24,930,787
SHARE TRANSACTIONS:
Beginning of period	100,001	—	4,850,000	6,650,000	350,004	625,004
Issued	—	100,001	1,150,000	3,500,000	—	—
Issued in-kind	—	—	600,000	1,550,000	—	75,000
Redeemed	(75,000)	—	—	—	—	—
Redemption in-kind	—	—	(3,000,000)	(6,850,000)	(100,000)	(350,000)
Shares outstanding, end of period	25,001	100,001	3,600,000	4,850,000	250,004	350,004

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 247

	UltraPro MidCap400		UltraPro Nasdaq Biotechnology		UltraPro QQQ
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$77,148	$170,153	$(5,835)	$(92,811)	$1,589,503	$9,574,778
Net realized gain (loss)	(176,419)	(3,140,545)	1,150,344	(660,348)	1,107,540,606	638,114,517
Change in net unrealized appreciation/depreciation	6,026,725	(6,829,162)	11,660,496	(7,234,206)	605,495,981	(968,276,636)
Change in net assets resulting from operations	5,927,454	(9,799,554)	12,805,005	(7,987,365)	1,714,626,090	(320,587,341)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(49,527)	(84,974)	—	—	—	(5,119,354)
Tax return of capital	—	—	—	—	—	—
Total distributions	(49,527)	(84,974)	—	—	—	(5,119,354)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	26,071,472	1,773,931	23,213,968	1,800,002,064	5,908,320,753
Cost of shares redeemed	(2,603,125)	(32,348,139)	(12,475,516)	(27,092,823)	(2,935,053,998)	(5,841,811,978)
Change in net assets resulting from capital transactions	(2,603,125)	(6,276,667)	(10,701,585)	(3,878,855)	(1,135,051,934)	66,508,775
Change in net assets	3,274,802	(16,161,195)	2,103,420	(11,866,220)	579,574,156	(259,197,920)
NET ASSETS:
Beginning of period	$19,592,995	$35,754,190	$25,183,085	$37,049,305	$3,189,759,958	$3,448,957,878
End of period	$22,867,797	$19,592,995	$27,286,505	$25,183,085	$3,769,334,114	$3,189,759,958
SHARE TRANSACTIONS:
Beginning of period	225,000	300,000	1,249,915	1,149,915	63,550,000	61,850,000
Issued	—	200,000	—	550,000	22,350,000	100,050,000
Issued in-kind	—	—	100,000	300,000	7,750,000	2,350,000
Redeemed	—	—	—	(100,000)	—	(250,000)
Redemption in-kind	(25,000)	(275,000)	(500,000)	(650,000)	(45,100,000)	(100,450,000)
Shares outstanding, end of period	200,000	225,000	849,915	1,249,915	48,550,000	63,550,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

248 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Russell2000		UltraPro S&P500®		UltraPro Short 20+ Year Treasury
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$273,227	$443,543	$4,992,677	$11,791,559	$316,035	$617,376
Net realized gain (loss)	(11,136)	13,943,824	362,314,099	79,700,318	(3,614,586)	(2,150,104)
Change in net unrealized appreciation/depreciation	23,774,862	(60,075,468)	109,402,231	(73,670,261)	(6,023,581)	(10,585,903)
Change in net assets resulting from operations	24,036,953	(45,688,101)	476,709,007	17,821,616	(9,322,132)	(12,118,631)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(277,446)	(2,191,407)	(7,998,647)	(333,504)	(431,459)
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(277,446)	(2,191,407)	(7,998,647)	(333,504)	(431,459)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	111,293,435	262,896,198	383,608,488	1,921,883,789	40,771,836	24,007,358
Cost of shares redeemed	(120,423,001)	(293,574,200)	(577,371,823)	(2,271,920,524)	(38,128,472)	(69,599,389)
Change in net assets resulting from capital transactions	(9,129,566)	(30,678,002)	(193,763,335)	(350,036,735)	2,643,364	(45,592,031)
Change in net assets	14,907,387	(76,643,549)	280,754,265	(340,213,766)	(7,012,272)	(58,142,121)
NET ASSETS:
Beginning of period	$76,055,570	$152,699,119	$1,105,011,081	$1,445,224,847	$36,974,631	$95,116,752
End of period	$90,962,957	$76,055,570	$1,385,765,346	$1,105,011,081	$29,962,359	$36,974,631
SHARE TRANSACTIONS:
Beginning of period	1,250,000	1,600,000	24,700,000	31,200,000	1,874,917	3,574,917
Issued	600,000	2,700,000	5,450,000	33,100,000	2,600,000	850,000
Issued in-kind	1,000,000	500,000	1,850,000	5,950,000	—	—
Redeemed	(100,000)	—	—	(100,000)	(2,500,000)	(2,550,000)
Redemption in-kind	(1,600,000)	(3,550,000)	(10,550,000)	(45,450,000)	—	—
Shares outstanding, end of period	1,150,000	1,250,000	21,450,000	24,700,000	1,974,917	1,874,917

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 249

	UltraPro Short Communication Services Select Sector		UltraPro Short Dow30SM		UltraPro Short Financial Select Sector
	Six Months Ended November 30, 2019 (Unaudited)	January 15, 2019* through May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,869	$8,523	$2,229,380	$3,606,341	$8,506	$11,908
Net realized gain (loss)	(516,481)	—	(103,362,979)	(29,727,758)	(820,153)	(441,191)
Change in net unrealized appreciation/depreciation	477,182	(734,491)	11,227,132	6,447,093	(93,910)	191,345
Change in net assets resulting from operations	(36,430)	(725,968)	(89,906,467)	(19,674,324)	(905,557)	(237,938)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(5,740)	(3,369)	(2,580,018)	(2,919,345)	(9,310)	(7,524)
Tax return of capital	—	—	—	—	—	—
Total distributions	(5,740)	(3,369)	(2,580,018)	(2,919,345)	(9,310)	(7,524)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	4,000,040	182,204,578	462,283,566	1,262,891	3,190,911
Cost of shares redeemed	(2,683,369)	—	(92,780,967)	(362,899,201)	(275,877)	(2,205,766)
Change in net assets resulting from capital transactions	(2,683,369)	4,000,040	89,423,611	99,384,365	987,014	985,145
Change in net assets	(2,725,539)	3,270,703	(3,062,874)	76,790,696	72,147	739,683
NET ASSETS:
Beginning of period	$3,270,703	$—	$254,249,268	$177,458,572	$1,491,047	$751,364
End of period	$545,164	$3,270,703	$251,186,394	$254,249,268	$1,563,194	$1,491,047
SHARE TRANSACTIONS:
Beginning of period	100,001	—	4,134,069	2,396,569	193,723	93,723
Issued	—	100,001	3,900,000	7,262,500	200,000	400,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	—	(1,800,104)	(5,525,000)	(50,000)	(300,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	25,001	100,001	6,233,965	4,134,069	343,723	193,723

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

250 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Short MidCap400		UltraPro Short Nasdaq Biotechnology		UltraPro Short QQQ
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$14,112	$22,802	$5,148	$14,286	$11,477,483	$16,563,927
Net realized gain (loss)	(249,874)	748,637	(1,930,604)	—	(654,730,416)	(168,950,454)
Change in net unrealized appreciation/depreciation	(642,716)	(809,793)	(195,414)	186,364	63,153,996	(46,295,915)
Change in net assets resulting from operations	(878,478)	(38,354)	(2,120,870)	200,650	(580,098,937)	(198,682,442)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(17,124)	(9,607)	(8,910)	(5,910)	(13,432,072)	(12,162,135)
Tax return of capital	—	—	—	—	—	—
Total distributions	(17,124)	(9,607)	(8,910)	(5,910)	(13,432,072)	(12,162,135)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,152,196	1,757,226	1,504,718	5,895,310	1,673,835,118	2,986,460,123
Cost of shares redeemed	(427,434)	(1,030,197)	(2,333,594)	(4,576,027)	(996,064,908)	(2,229,846,805)
Change in net assets resulting from capital transactions	724,762	727,029	(828,876)	1,319,283	677,770,210	756,613,318
Change in net assets	(170,840)	679,068	(2,958,656)	1,514,023	84,239,201	545,768,741
NET ASSETS:
Beginning of period	$2,650,010	$1,970,942	$5,326,323	$3,812,300	$1,130,668,023	$584,899,282
End of period	$2,479,170	$2,650,010	$2,367,667	$5,326,323	$1,214,907,224	$1,130,668,023
SHARE TRANSACTIONS:
Beginning of period	268,686	218,686	299,967	199,967	25,421,323	9,758,823
Issued	150,000	150,000	100,000	350,000	52,150,000	59,175,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	(100,000)	(150,000)	(250,000)	(29,450,092)	(43,512,500)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	368,686	268,686	249,967	299,967	48,121,231	25,421,323

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 251

	UltraPro Short Russell2000		UltraPro Short S&P500®		UltraShort 7-10 Year Treasury
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$536,353	$831,479	$5,200,502	$8,883,657	$483,656	$1,243,189
Net realized gain (loss)	(768,114)	(5,853,593)	(199,265,219)	(237,975,116)	(1,587,255)	7,530,905
Change in net unrealized appreciation/depreciation	(24,165,870)	18,223,043	(59,312,804)	195,664,076	(2,045,757)	(18,183,491)
Change in net assets resulting from operations	(24,397,631)	13,200,929	(253,377,521)	(33,427,383)	(3,149,356)	(9,409,397)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(569,726)	(695,722)	(5,648,713)	(8,071,291)	(616,491)	(986,441)
Tax return of capital	—	—	—	—	—	—
Total distributions	(569,726)	(695,722)	(5,648,713)	(8,071,291)	(616,491)	(986,441)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	75,354,530	159,377,040	629,329,702	1,754,910,338	—	30,268,012
Cost of shares redeemed	(68,841,995)	(159,917,913)	(368,522,430)	(1,566,553,211)	(15,311,580)	(94,951,498)
Change in net assets resulting from capital transactions	6,512,535	(540,873)	260,807,272	188,357,127	(15,311,580)	(64,683,486)
Change in net assets	(18,454,822)	11,964,334	1,781,038	146,858,453	(19,077,427)	(75,079,324)
NET ASSETS:
Beginning of period	$81,442,436	$69,478,102	$610,645,177	$463,786,724	$66,965,791	$142,045,115
End of period	$62,987,614	$81,442,436	$612,426,215	$610,645,177	$47,888,364	$66,965,791
SHARE TRANSACTIONS:
Beginning of period	2,813,142	2,763,142	17,848,634	11,348,634	3,350,000	6,250,000
Issued	3,250,000	5,900,000	23,400,000	48,550,000	—	1,300,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,850,000)	(5,850,000)	(13,300,000)	(42,050,000)	(800,000)	(4,200,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,213,142	2,813,142	27,948,634	17,848,634	2,550,000	3,350,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

252 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort 20+ Year Treasury		UltraShort Basic Materials		UltraShort Communication Services Select Sector
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	January 15, 2019* through May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,773,416	$17,265,257	$20,293	$29,422	$6,035	$19,758
Net realized gain (loss)	(66,117,515)	55,873,798	(947,370)	(2,643,238)	(307,393)	—
Change in net unrealized appreciation/depreciation	(66,660,740)	(212,176,090)	(542,656)	3,696,248	276,220	(468,856)
Change in net assets resulting from operations	(125,004,839)	(139,037,035)	(1,469,733)	1,082,432	(25,138)	(449,098)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(9,003,337)	(16,493,224)	(26,586)	(12,522)	(12,234)	(8,625)
Tax return of capital	—	—	—	—	—	—
Total distributions	(9,003,337)	(16,493,224)	(26,586)	(12,522)	(12,234)	(8,625)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	195,011,507	258,478,219	5,331,539	4,884,851	—	4,000,040
Cost of shares redeemed	(338,917,103)	(1,060,318,632)	(3,984,388)	(4,871,692)	(2,823,382)	—
Change in net assets resulting from capital transactions	(143,905,596)	(801,840,413)	1,347,151	13,159	(2,823,382)	4,000,040
Change in net assets	(277,913,772)	(957,370,672)	(149,168)	1,083,069	(2,860,754)	3,542,317
NET ASSETS:
Beginning of period	$886,564,510	$1,843,935,182	$5,597,586	$4,514,517	$3,542,317	$—
End of period	$608,650,738	$886,564,510	$5,448,418	$5,597,586	$681,563	$3,542,317
SHARE TRANSACTIONS:
Beginning of period	29,856,929	51,206,929	170,356	170,356	100,001	—
Issued	7,300,000	7,300,000	200,000	150,000	—	100,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(12,900,000)	(28,650,000)	(150,000)	(150,000)	(75,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	24,256,929	29,856,929	220,356	170,356	25,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 253

	UltraShort Consumer Goods		UltraShort Consumer Services		UltraShort Dow30SM
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$15,565	$26,286	$9,518	$17,274	$1,250,079	$2,315,329
Net realized gain (loss)	(769,790)	—	(1,030,449)	—	(35,211,444)	(30,950,728)
Change in net unrealized appreciation/depreciation	28,623	(247,993)	760,470	(342,798)	(1,624,666)	16,861,335
Change in net assets resulting from operations	(725,602)	(221,707)	(260,461)	(325,524)	(35,586,031)	(11,774,064)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(18,548)	(22,168)	(11,135)	(15,063)	(1,398,141)	(2,050,513)
Tax return of capital	—	—	—	—	—	—
Total distributions	(18,548)	(22,168)	(11,135)	(15,063)	(1,398,141)	(2,050,513)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,964,019	3,003,999	2,270,937	950,889	156,078,013	227,229,762
Cost of shares redeemed	(2,555,383)	(2,191,414)	(1,785,845)	(1,331,244)	(108,873,621)	(213,478,131)
Change in net assets resulting from capital transactions	(591,364)	812,585	485,092	(380,355)	47,204,392	13,751,631
Change in net assets	(1,335,514)	568,710	213,496	(720,942)	10,220,220	(72,946)
NET ASSETS:
Beginning of period	$3,233,820	$2,665,110	$622,951	$1,343,893	$143,099,825	$143,172,771
End of period	$1,898,306	$3,233,820	$836,447	$622,951	$153,320,045	$143,099,825
SHARE TRANSACTIONS:
Beginning of period	212,457	162,457	37,317	62,317	4,654,272	4,204,272
Issued	150,000	200,000	150,000	50,000	5,950,000	7,200,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(200,000)	(150,000)	(125,000)	(75,000)	(4,050,000)	(6,750,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	162,457	212,457	62,317	37,317	6,554,272	4,654,272

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

254 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Financials		UltraShort FTSE China 50		UltraShort FTSE Europe
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$160,056	$152,955	$165,373	$308,586	$62,505	$141,206
Net realized gain (loss)	(10,072,189)	—	(233,269)	(10,683,061)	(1,413,610)	(9,000,088)
Change in net unrealized appreciation/depreciation	1,906,654	(2,207,435)	(2,257,542)	15,844,070	(1,517,223)	10,935,273
Change in net assets resulting from operations	(8,005,479)	(2,054,480)	(2,325,438)	5,469,595	(2,868,328)	2,076,391
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(158,231)	(64,147)	(218,009)	(138,442)	(76,525)	(67,613)
Tax return of capital	—	—	—	—	—	—
Total distributions	(158,231)	(64,147)	(218,009)	(138,442)	(76,525)	(67,613)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	10,207,276	12,175,060	25,140,853	50,141,741	3,953,900	6,348,939
Cost of shares redeemed	(1,210,085)	(10,278,469)	(22,467,932)	(45,012,506)	(4,724,825)	(9,973,214)
Change in net assets resulting from capital transactions	8,997,191	1,896,591	2,672,921	5,129,235	(770,925)	(3,624,275)
Change in net assets	833,481	(222,036)	129,474	10,460,388	(3,715,778)	(1,615,497)
NET ASSETS:
Beginning of period	$27,412,798	$27,634,834	$38,383,743	$27,923,355	$16,770,370	$18,385,867
End of period	$28,246,279	$27,412,798	$38,513,217	$38,383,743	$13,054,592	$16,770,370
SHARE TRANSACTIONS:
Beginning of period	1,444,832	1,344,832	551,947	451,947	487,119	587,119
Issued	600,000	600,000	400,000	700,000	125,000	175,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	(500,000)	(350,000)	(600,000)	(150,000)	(275,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,969,832	1,444,832	601,947	551,947	462,119	487,119

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 255

	UltraShort Health Care		UltraShort Industrials		UltraShort MidCap400
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$15,761	$22,105	$11,510	$28,211	$16,536	$44,285
Net realized gain (loss)	(238,247)	(360,045)	(1,000,479)	—	(527,270)	(344,690)
Change in net unrealized appreciation/depreciation	(437,355)	123,930	358,754	(406,148)	(229,292)	563,874
Change in net assets resulting from operations	(659,841)	(214,010)	(630,215)	(377,937)	(740,026)	263,469
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(20,048)	(10,586)	(17,644)	(20,693)	(22,581)	(35,377)
Tax return of capital	—	—	—	—	—	—
Total distributions	(20,048)	(10,586)	(17,644)	(20,693)	(22,581)	(35,377)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	547,497	2,460,391	633,937	3,535,490	871,319	—
Cost of shares redeemed	(563,709)	(548,198)	(869,661)	(3,793,093)	—	(860,604)
Change in net assets resulting from capital transactions	(16,212)	1,912,193	(235,724)	(257,603)	871,319	(860,604)
Change in net assets	(696,101)	1,687,597	(883,583)	(656,233)	108,712	(632,512)
NET ASSETS:
Beginning of period	$2,723,718	$1,036,121	$2,386,194	$3,042,427	$2,923,049	$3,555,561
End of period	$2,027,617	$2,723,718	$1,502,611	$2,386,194	$3,031,761	$2,923,049
SHARE TRANSACTIONS:
Beginning of period	110,905	35,905	160,842	185,842	154,498	204,498
Issued	25,000	100,000	50,000	225,000	50,000	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(25,000)	(25,000)	(75,000)	(250,000)	—	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	110,905	110,905	135,842	160,842	204,498	154,498

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

256 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MSCI Brazil Capped		UltraShort MSCI EAFE		UltraShort MSCI Emerging Markets
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$247,900	$359,633	$8,542	$24,212	$89,357	$209,768
Net realized gain (loss)	(6,424,869)	246,842	(156,290)	—	(3,904,638)	(3,141,779)
Change in net unrealized appreciation/depreciation	3,293,273	(17,750,969)	(372,455)	365,246	1,369,219	5,330,951
Change in net assets resulting from operations	(2,883,696)	(17,144,494)	(520,203)	389,458	(2,446,062)	2,398,940
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(260,056)	(213,916)	(14,099)	(12,884)	(116,250)	(147,188)
Tax return of capital	—	—	—	—	—	—
Total distributions	(260,056)	(213,916)	(14,099)	(12,884)	(116,250)	(147,188)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	24,624,896	46,966,184	—	—	2,356,309	23,345,756
Cost of shares redeemed	(25,995,138)	(30,161,543)	(1,152,920)	—	(3,073,724)	(21,678,762)
Change in net assets resulting from capital transactions	(1,370,242)	16,804,641	(1,152,920)	—	(717,415)	1,666,994
Change in net assets	(4,513,994)	(553,769)	(1,687,222)	376,574	(3,279,727)	3,918,746
NET ASSETS:
Beginning of period	$29,616,463	$30,170,232	$3,557,494	$3,180,920	$19,270,596	$15,351,850
End of period	$25,102,469	$29,616,463	$1,870,272	$3,557,494	$15,990,869	$19,270,596
SHARE TRANSACTIONS:
Beginning of period	1,084,879	559,879	137,428	137,428	413,771	363,771
Issued	1,050,000	1,375,000	—	—	50,000	500,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,075,000)	(850,000)	(50,000)	—	(75,000)	(450,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,059,879	1,084,879	87,428	137,428	388,771	413,771

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 257

	UltraShort MSCI Japan		UltraShort Nasdaq Biotechnology		UltraShort Oil & Gas
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$12,275	$3,830	$170,551	$367,511	$48,293	$133,018
Net realized gain (loss)	(1,389,580)	—	(6,760,719)	—	2,081,634	1,545,245
Change in net unrealized appreciation/depreciation	(345,507)	902,771	(1,949,958)	817,869	(3,583,302)	8,580,713
Change in net assets resulting from operations	(1,722,812)	906,601	(8,540,126)	1,185,380	(1,453,375)	10,258,976
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(13,378)	(1,138)	(219,196)	(220,685)	(52,409)	(79,110)
Tax return of capital	—	—	—	—	—	—
Total distributions	(13,378)	(1,138)	(219,196)	(220,685)	(52,409)	(79,110)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,628,434	4,600,463	6,766,684	10,974,274	14,515,517	18,128,521
Cost of shares redeemed	(3,517,482)	(3,613,613)	(4,731,322)	(17,419,060)	(16,269,351)	(32,892,263)
Change in net assets resulting from capital transactions	110,952	986,850	2,035,362	(6,444,786)	(1,753,834)	(14,763,742)
Change in net assets	(1,625,238)	1,892,313	(6,723,960)	(5,480,091)	(3,259,618)	(4,583,876)
NET ASSETS:
Beginning of period	$7,091,109	$5,198,796	$26,407,917	$31,888,008	$19,217,570	$23,801,446
End of period	$5,465,871	$7,091,109	$19,683,957	$26,407,917	$15,957,952	$19,217,570
SHARE TRANSACTIONS:
Beginning of period	224,913	199,913	1,284,998	1,584,998	417,108	767,108
Issued	125,000	150,000	400,000	600,000	350,000	550,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(125,000)	(125,000)	(250,000)	(900,000)	(400,000)	(900,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	224,913	224,913	1,434,998	1,284,998	367,108	417,108

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

258 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort QQQ		UltraShort Real Estate		UltraShort Russell2000
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$3,073,529	$5,757,056	$156,083	$271,400	$552,700	$1,005,681
Net realized gain (loss)	(140,843,417)	(71,919,530)	(5,387,462)	(3,114,146)	(15,964,576)	(22,346,272)
Change in net unrealized appreciation/depreciation	28,241,510	36,196,188	1,940,525	(3,076,891)	(7,441,147)	37,652,424
Change in net assets resulting from operations	(109,528,378)	(29,966,286)	(3,290,854)	(5,919,637)	(22,853,023)	16,311,833
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(3,701,125)	(4,853,984)	(189,014)	(184,406)	(661,389)	(889,484)
Tax return of capital	—	—	—	—	—	—
Total distributions	(3,701,125)	(4,853,984)	(189,014)	(184,406)	(661,389)	(889,484)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	338,641,813	1,580,869,776	1,884,060	10,628,296	47,695,556	163,824,027
Cost of shares redeemed	(258,000,891)	(1,447,583,373)	(957,936)	(4,263,807)	(39,041,002)	(169,626,494)
Change in net assets resulting from capital transactions	80,640,922	133,286,403	926,124	6,364,489	8,654,554	(5,802,467)
Change in net assets	(32,588,581)	98,466,133	(2,553,744)	260,446	(14,859,858)	9,619,882
NET ASSETS:
Beginning of period	$355,626,265	$257,160,132	$21,420,655	$21,160,209	$98,592,276	$88,972,394
End of period	$323,037,684	$355,626,265	$18,866,911	$21,420,655	$83,732,418	$98,592,276
SHARE TRANSACTIONS:
Beginning of period	9,694,232	5,994,232	945,837	695,837	5,809,437	5,959,437
Issued	11,400,000	40,250,000	100,000	400,000	3,150,000	10,450,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(8,400,000)	(36,550,000)	(50,000)	(150,000)	(2,650,000)	(10,600,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	12,694,232	9,694,232	995,837	945,837	6,309,437	5,809,437

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 259

	UltraShort S&P500®		UltraShort Semiconductors		UltraShort SmallCap600
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$8,067,858	$14,896,797	$42,697	$53,913	$12,153	$34,039
Net realized gain (loss)	(172,069,502)	(368,847,019)	(7,381,242)	—	(1,115,167)	151,663
Change in net unrealized appreciation/depreciation	(126,150,679)	299,756,215	1,707,138	(739,774)	314,896	315,185
Change in net assets resulting from operations	(290,152,323)	(54,194,007)	(5,631,407)	(685,861)	(788,118)	500,887
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(9,029,342)	(13,524,840)	(45,824)	(41,408)	(17,904)	(26,962)
Tax return of capital	—	—	—	—	—	—
Total distributions	(9,029,342)	(13,524,840)	(45,824)	(41,408)	(17,904)	(26,962)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	697,937,755	2,133,455,046	8,988,031	11,248,344	—	704,338
Cost of shares redeemed	(453,165,465)	(1,782,349,022)	(1,241,815)	(7,322,209)	—	—
Change in net assets resulting from capital transactions	244,772,290	351,106,024	7,746,216	3,926,135	—	704,338
Change in net assets	(54,409,375)	283,387,177	2,068,985	3,198,866	(806,022)	1,178,263
NET ASSETS:
Beginning of period	$1,131,491,140	$848,103,963	$7,118,993	$3,920,127	$3,458,876	$2,280,613
End of period	$1,077,081,765	$1,131,491,140	$9,187,978	$7,118,993	$2,652,854	$3,458,876
SHARE TRANSACTIONS:
Beginning of period	32,096,067	21,896,067	218,970	131,470	223,326	173,326
Issued	23,450,000	58,350,000	375,000	325,000	—	50,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(14,750,000)	(48,150,000)	(50,013)	(237,500)	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	40,796,067	32,096,067	543,957	218,970	223,326	223,326

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

260 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Technology		UltraShort Utilities
	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019	Six Months Ended November 30, 2019 (Unaudited)	Year Ended May 31, 2019
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$28,868	$51,691	$15,737	$21,956
Net realized gain (loss)	(3,532,910)	—	(1,280,308)	—
Change in net unrealized appreciation/depreciation	1,357,559	(775,995)	605,905	(1,489,554)
Change in net assets resulting from operations	(2,146,483)	(724,304)	(658,666)	(1,467,598)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(36,849)	(38,696)	(22,325)	(7,872)
Tax return of capital	—	—	—	—
Total distributions	(36,849)	(38,696)	(22,325)	(7,872)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,288,911	5,224,022	2,327,683	2,069,165
Cost of shares redeemed	(335)	(2,318,934)	(1,593,820)	(1,654,044)
Change in net assets resulting from capital transactions	1,288,576	2,905,088	733,863	415,121
Change in net assets	(894,756)	2,142,088	52,872	(1,060,349)
NET ASSETS:
Beginning of period	$5,353,898	$3,211,810	$4,426,633	$5,486,982
End of period	$4,459,142	$5,353,898	$4,479,505	$4,426,633
SHARE TRANSACTIONS:
Beginning of period	251,540	126,540	237,490	212,490
Issued	75,000	212,500	150,000	100,000
Issued in-kind	—	—	—	—
Redeemed	(16)	(87,500)	(100,000)	(75,000)
Redemption in-kind	—	—	—	—
Shares outstanding, end of period	326,524	251,540	287,490	237,490

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 261

FINANCIAL HIGHLIGHTS

262 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short 7-10 Year Treasury
Six Months ended November 30, 2019 (Unaudited)	$27.27	$0.17	$(0.79)	$—		$(0.62)	$(0.25)	$—	$—	$(0.25)	$26.40	(2.30)%	(2.19)%	1.24%	0.95%	0.99%	1.28%	$20,461	—%
Year ended May 31, 2019	29.07	0.32	(1.82)	—		(1.50)	(0.30)	—	—	(0.30)	27.27	(5.21)	(5.36)	1.04	0.95	1.00	1.09	25,228	—
Year ended May 31, 2018	28.08	0.06	0.93	—		0.99	—	—	—	—	29.07	3.53	3.75	1.05	0.95	0.11	0.21	83,576	—
Year ended May 31, 2017	28.13	(0.15)	0.10 (i)	—		(0.05)	—	—	—	—	28.08	(0.19)	(0.43)	1.11	0.95	(0.69)	(0.53)	40,012	—
Year ended May 31, 2016	29.77	(0.24)	(1.40)	—		(1.64)	—	—	—	—	28.13	(5.49)	(5.60)	1.18	0.95	(1.05)	(0.82)	28,836	—
Year ended May 31, 2015	31.80	(0.28)	(1.75)	—	(h)	(2.03)	—	—	—	—	29.77	(6.39)	(6.40)	1.08	0.95	(1.05)	(0.92)	39,439	—
Short 20+ Year Treasury
Six Months ended November 30, 2019 (Unaudited)	20.67	0.16	(1.56)	—		(1.40)	(0.19)	—	—	(0.19)	19.08	(6.85)	(6.73)	0.94	0.94	1.59	1.59	225,096	—
Year ended May 31, 2019	22.67	0.28	(2.02)	—		(1.74)	(0.26)	—	—	(0.26)	20.67	(7.75)	(8.42)	0.92	0.92	1.23	1.23	317,346	—
Year ended May 31, 2018	22.62	0.07	(0.02)	—		0.05	—	—	—	—	22.67	0.23	0.57	0.91	0.91	0.30	0.30	631,426	—
Year ended May 31, 2017	22.52	(0.11)	0.21	—		0.10	—	—	—	—	22.62	0.46	0.49	0.92	0.92	(0.51)	(0.51)	675,250	—
Year ended May 31, 2016	25.15	(0.20)	(2.43)	—		(2.63)	—	—	—	—	22.52	(10.46)	(10.76)	0.95	0.95	(0.83)	(0.83)	634,958	—
Year ended May 31, 2015	28.74	(0.24)	(3.35)	—	(h)	(3.59)	—	—	—	—	25.15	(12.50)	(12.22)	0.95	0.95	(0.90)	(0.90)	1,051,151	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 263

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Basic Materials
Six Months ended November 30, 2019 (Unaudited)	$20.32	$0.06	$(2.55)	$—	$(2.49)	$(0.04)	$—	$—	$(0.04)	$17.79	(12.24)%	(12.12)%	4.01%	0.95%	(2.41)%	0.65%	$2,668	—%
Year ended May 31, 2019	17.84	0.12	2.47	—	2.59	(0.11)	—	—	(0.11)	20.32	14.50	17.03	5.96	0.95	(4.36)	0.65	1,016	—
Year ended May 31, 2018	20.72	0.03	(2.91)	—	(2.88)	—	—	—	—	17.84	(13.88)	(16.37)	4.22	0.95	(3.11)	0.16	1,784	—
Year ended May 31, 2017	24.91	(0.15)	(4.04)	—	(4.19)	—	—	—	—	20.72	(16.83)	(16.11)	2.67	0.95	(2.36)	(0.64)	2,072	—
Year ended May 31, 2016	24.54	(0.20)	0.57 (i)	—	0.37	—	—	—	—	24.91	1.53	1.35	2.20	0.95	(1.99)	(0.74)	13,702	—
Year ended May 31, 2015	25.34	(0.23)	(0.57)	—	(0.80)	—	—	—	—	24.54	(3.19)	(3.96)	8.08	0.95	(8.03)	(0.90)	1,227	—
Short Dow30SM
Six Months ended November 30, 2019 (Unaudited)	57.46	0.36	(7.11)	—	(6.75)	(0.44)	—	—	(0.44)	50.27	(11.78)	(11.83)	0.98	0.95	1.35	1.37	227,416	—
Year ended May 31, 2019	59.62	0.77	(2.29)	—	(1.52)	(0.64)	—	—	(0.64)	57.46	(2.54)	(2.55)	0.98	0.95	1.32	1.35	268,563	—
Year ended May 31, 2018(z)	70.91	0.26	(11.47)	—	(11.21)	(0.08)	—	—	(0.08)	59.62	(15.82)	(15.78)	0.97	0.95	0.39	0.41	233,932	—
Year ended May 31, 2017(z)	86.52	(0.41)	(15.20)	—	(15.61)	—	—	—	—	70.91	(18.04)	(18.08)	0.98	0.95	(0.55)	(0.52)	257,940	—
Year ended May 31, 2016(z)	90.43	(0.76)	(3.15)	—	(3.91)	—	—	—	—	86.52	(4.33)	(4.29)	0.97	0.95	(0.85)	(0.82)	346,079	—
Year ended May 31, 2015(z)	101.70	(0.87)	(10.40)	—	(11.27)	—	—	—	—	90.43	(11.08)	(11.13)	1.00	0.95	(0.95)	(0.91)	253,213	—

See accompanying notes to the financial statements.

264 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Financials
Six Months ended November 30, 2019 (Unaudited)	$22.52	$0.11	$(2.84)		$—	$(2.73)	$(0.13)	$—	$—	$(0.13)	$19.66	(12.16)%	(12.31)%	1.27%	0.95%	0.75%	1.07%	$18,182	—%
Year ended May 31, 2019	23.14	0.23	(0.69	)(i)	—	(0.46)	(0.16)	—	—	(0.16)	22.52	(2.03)	(1.94)	1.27	0.95	0.68	1.01	21,956	—
Year ended May 31, 2018(aa)	27.22	0.03	(4.11)		—	(4.08)	—	—	—	—	23.14	(14.99)	(15.14)	1.22	0.95	(0.15)	0.11	19,089	—
Year ended May 31, 2017(aa)	32.90	(0.18)	(5.50)		—	(5.68)	—	—	—	—	27.22	(17.24)	(16.93)	1.15	0.95	(0.80)	(0.60)	29,266	—
Year ended May 31, 2016(aa)	34.48	(0.28)	(1.30)		—	(1.58)	—	—	—	—	32.90	(4.60)	(4.70)	1.25	0.95	(1.10)	(0.80)	41,941	—
Year ended May 31, 2015(aa)	39.91	(0.33)	(5.10)		—	(5.43)	—	—	—	—	34.48	(13.60)	(13.76)	1.35	0.95	(1.31)	(0.91)	18,102	—
Short FTSE China 50
Six Months ended November 30, 2019 (Unaudited)	20.20	0.08	(0.69)		—	(0.61)	(0.12)	—	—	(0.12)	19.47	(3.05)	(3.14)	1.96	0.95	(0.22)	0.79	6,813	—
Year ended May 31, 2019	18.57	0.19	1.53		—	1.72	(0.09)	—	—	(0.09)	20.20	9.30	9.77	2.05	0.95	(0.15)	0.95	8,079	—
Year ended May 31, 2018	23.07	0.02	(4.52)		—	(4.50)	—	—	—	—	18.57	(19.52)	(20.01)	2.00	0.95	(0.94)	0.11	5,570	—
Year ended May 31, 2017	29.44	(0.15)	(6.22)		—	(6.37)	—	—	—	—	23.07	(21.64)	(21.62)	1.62	0.95	(1.26)	(0.59)	9,228	—
Year ended May 31, 2016	23.30	(0.24)	6.38		—	6.14	—	—	—	—	29.44	26.37	23.01	1.70	0.95	(1.58)	(0.83)	13,248	—
Year ended May 31, 2015	33.93	(0.28)	(10.35)		—	(10.63)	—	—	—	—	23.30	(31.35)	(29.39)	2.17	0.95	(2.14)	(0.92)	3,494	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 265

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short High Yield
Six Months ended November 30, 2019 (Unaudited)	$22.17	$0.12	$(1.10)	$—		$(0.98)	$(0.14)	$—	$—	$(0.14)	$21.05	(4.42)%	(4.51)%	1.01%	0.95%	1.10%	1.17%	$106,280	—%
Year ended May 31, 2019	23.25	0.24	(1.10)	—		(0.86)	(0.22)	—	—	(0.22)	22.17	(3.75)	(3.89)	1.00	0.95	1.00	1.05	113,047	—
Year ended May 31, 2018	23.58	0.08	(0.41)	—		(0.33)	— (h)	—	—	— (h)	23.25	(1.37)	(1.38)	0.99	0.95	0.29	0.33	140,683	—
Year ended May 31, 2017	26.78	(0.14)	(3.06)	—		(3.20)	—	—	—	—	23.58	(11.96)	(11.91)	0.99	0.95	(0.60)	(0.56)	122,618	—
Year ended May 31, 2016	26.85	(0.22)	0.15 (i)	—		(0.07)	—	—	—	—	26.78	(0.26)	(0.33)	0.98	0.95	(0.83)	(0.80)	195,523	—
Year ended May 31, 2015	27.86	(0.25)	(0.76)	—	(h)	(1.01)	—	—	—	—	26.85	(3.60)	(3.62)	1.10	0.95	(1.06)	(0.91)	55,047	—
Short MidCap400
Six Months ended November 30, 2019 (Unaudited)	46.08	0.24	(5.03)	—		(4.79)	(0.38)	—	—	(0.38)	40.91	(10.43)	(10.55)	1.43	0.95	0.62	1.10	10,992	—
Year ended May 31, 2019	43.50	0.57	2.32 (i)	—		2.89	(0.31)	—	—	(0.31)	46.08	6.65	6.74	1.38	0.95	0.84	1.28	14,683	—
Year ended May 31, 2018(z)	50.02	0.09	(6.61)	—		(6.52)	—	—	—	—	43.50	(13.03)	(13.16)	1.40	0.95	(0.25)	0.20	10,600	—
Year ended May 31, 2017(z)	59.62	(0.32)	(9.28)	—		(9.60)	—	—	—	—	50.02	(16.11)	(15.97)	1.22	0.95	(0.85)	(0.58)	14,693	—
Year ended May 31, 2016(z)	61.56	(0.51)	(1.43)	—		(1.94)	—	—	—	—	59.62	(3.15)	(3.31)	1.24	0.95	(1.09)	(0.80)	30,182	—
Year ended May 31, 2015(z)	70.80	(0.62)	(8.62)	—		(9.24)	—	—	—	—	61.56	(13.05)	(12.89)	1.08	0.95	(1.06)	(0.93)	22,699	—

See accompanying notes to the financial statements.

266 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MSCI EAFE
Six Months ended November 30, 2019 (Unaudited)	$27.52	$0.16	$(2.43)		$—		$(2.27)	$(0.18)	$—	$—	$(0.18)	$25.07	(8.25)%	(8.26)%	1.15%	0.95%	1.05%	1.25%	$19,429	—%
Year ended May 31, 2019	25.74	0.32	1.64		—		1.96	(0.18)	—	—	(0.18)	27.52	7.62	7.72	1.12	0.95	1.00	1.16	40,588	—
Year ended May 31, 2018	27.79	0.04	(2.09)		—		(2.05)	—	—	—	—	25.74	(7.38)	(7.42)	1.22	0.95	(0.12)	0.15	18,662	—
Year ended May 31, 2017	33.20	(0.18)	(5.23)		—		(5.41)	—	—	—	—	27.79	(16.30)	(16.24)	1.06	0.95	(0.69)	(0.57)	32,655	—
Year ended May 31, 2016	31.11	(0.27)	2.36	(i)	—		2.09	—	—	—	—	33.20	6.73	6.64	1.07	0.95	(0.91)	(0.79)	100,437	—
Year ended May 31, 2015	31.75	(0.31)	(0.33	)(i)	—	(h)	(0.64)	—	—	—	—	31.11	(2.01)	(2.05)	1.00	0.95	(0.98)	(0.93)	31,885	—
Short MSCI Emerging Markets
Six Months ended November 30, 2019 (Unaudited)	19.50	0.11	(1.06)		—		(0.95)	(0.14)	—	—	(0.14)	18.41	(4.89)	(4.91)	1.04	0.95	1.03	1.12	71,788	—
Year ended May 31, 2019	18.24	0.21	1.28		—		1.49	(0.23)	—	—	(0.23)	19.50	8.11	7.97	0.99	0.95	1.02	1.06	95,536	—
Year ended May 31, 2018	21.06	0.04	(2.86)		—		(2.82)	—	—	—	—	18.24	(13.39)	(13.39)	0.98	0.95	0.19	0.22	156,881	—
Year ended May 31, 2017	27.77	(0.13)	(6.58)		—		(6.71)	—	—	—	—	21.06	(24.15)	(24.16)	0.98	0.95	(0.56)	(0.53)	159,020	—
Year ended May 31, 2016	24.70	(0.23)	3.30		—		3.07	—	—	—	—	27.77	12.44	12.34	0.96	0.95	(0.83)	(0.81)	301,269	—
Year ended May 31, 2015	25.38	(0.23)	(0.45)		—	(h)	(0.68)	—	—	—	—	24.70	(2.70)	(2.56)	0.99	0.95	(0.94)	(0.90)	259,300	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 267

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Oil & Gas
Six Months ended November 30, 2019 (Unaudited)	$26.68	$0.08	$(0.48)	$—	$(0.40)	$(0.12)	$—	$—	$(0.12)	$26.16	(1.48)%	(1.42)%	4.46%	0.95%	(2.88)%	0.63%	$1,962	—%
Year ended May 31, 2019	21.33	0.21	5.22	—	5.43	(0.08)	—	—	(0.08)	26.68	25.47	25.14	4.80	0.95	(2.96)	0.89	2,001	—
Year ended May 31, 2018	26.27	0.01	(4.95)	—	(4.94)	—	—	—	—	21.33	(18.82)	(18.76)	3.04	0.95	(2.04)	0.05	1,600	—
Year ended May 31, 2017	26.79	(0.16)	(0.36)	—	(0.52)	—	—	—	—	26.27	(1.93)	(1.74)	2.31	0.95	(2.00)	(0.64)	3,284	—
Year ended May 31, 2016	25.62	(0.25)	1.42	—	1.17	—	—	—	—	26.79	4.58	5.24	1.79	0.95	(1.68)	(0.84)	7,367	—
Year ended May 31, 2015	22.63	(0.23)	3.22	—	2.99	—	—	—	—	25.62	13.19	12.12	4.32	0.95	(4.30)	(0.93)	4,483	—
Short QQQ
Six Months ended November 30, 2019 (Unaudited)	30.49	0.20	(4.86)	—	(4.66)	(0.25)	—	—	(0.25)	25.58	(15.37)	(15.43)	1.00	0.95	1.39	1.44	500,388	—
Year ended May 31, 2019	32.17	0.46	(1.75)	—	(1.29)	(0.39)	—	—	(0.39)	30.49	(4.03)	(3.97)	1.01	0.95	1.42	1.48	652,888	—
Year ended May 31, 2018	39.55	0.16	(7.49)	—	(7.33)	(0.05)	—	—	(0.05)	32.17	(18.55)	(18.62)	1.01	0.95	0.37	0.43	330,128	—
Year ended May 31, 2017	51.81	(0.24)	(12.02)	—	(12.26)	—	—	—	—	39.55	(23.67)	(23.66)	1.03	0.95	(0.60)	(0.52)	281,284	—
Year ended May 31, 2016	55.03	(0.43)	(2.79)	—	(3.22)	—	—	—	—	51.81	(5.86)	(5.78)	1.03	0.95	(0.86)	(0.79)	464,352	—
Year ended May 31, 2015(k)	68.90	(0.56)	(13.31)	—	(13.87)	—	—	—	—	55.03	(20.12)	(20.15)	1.06	0.95	(1.02)	(0.92)	182,293	—

See accompanying notes to the financial statements.

268 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Real Estate
Six Months ended November 30, 2019 (Unaudited)	$14.19	$0.07	$(1.15)	$—	$(1.08)	$(0.10)	$—	$—	$(0.10)	$13.01	(7.61)%	(7.79)%	1.80%	0.95%	0.26%	1.11%	$7,808	—%
Year ended May 31, 2019	16.25	0.17	(2.12)	—	(1.95)	(0.11)	—	—	(0.11)	14.19	(12.06)	(11.88)	1.70	0.95	0.40	1.14	8,513	—
Year ended May 31, 2018	16.76	0.02	(0.53)	—	(0.51)	—	—	—	—	16.25	(3.07)	(3.19)	1.39	0.95	(0.33)	0.11	9,750	—
Year ended May 31, 2017	18.03	(0.10)	(1.17)	—	(1.27)	—	—	—	—	16.76	(7.03)	(7.01)	1.30	0.95	(0.93)	(0.58)	15,088	—
Year ended May 31, 2016	20.41	(0.17)	(2.21)	—	(2.38)	—	—	—	—	18.03	(11.65)	(11.62)	1.17	0.95	(1.06)	(0.84)	28,851	—
Year ended May 31, 2015	22.90	(0.19)	(2.30)	—	(2.49)	—	—	—	—	20.41	(10.88)	(10.64)	1.23	0.95	(1.21)	(0.93)	55,105	—
Short Russell2000
Six Months ended November 30, 2019 (Unaudited)	42.76	0.27	(4.66)	—	(4.39)	(0.33)	—	—	(0.33)	38.04	(10.30)	(10.29)	1.02	0.95	1.28	1.35	257,408	—
Year ended May 31, 2019	39.36	0.58	3.29	—	3.87	(0.47)	—	—	(0.47)	42.76	9.89	9.98	1.02	0.95	1.36	1.43	351,303	—
Year ended May 31, 2018	47.91	0.19	(8.67)	—	(8.48)	(0.07)	—	—	(0.07)	39.36	(17.71)	(17.75)	1.02	0.95	0.37	0.44	248,618	—
Year ended May 31, 2017	59.34	(0.26)	(11.17)	—	(11.43)	—	—	—	—	47.91	(19.27)	(19.30)	1.02	0.95	(0.56)	(0.49)	345,730	—
Year ended May 31, 2016	58.62	(0.50)	1.22 (i)	—	0.72	—	—	—	—	59.34	1.23	1.19	1.02	0.95	(0.88)	(0.81)	552,874	—
Year ended May 31, 2015(m)	67.69	(0.59)	(8.48)	—	(9.07)	—	—	—	—	58.62	(13.40)	(13.31)	1.02	0.95	(1.00)	(0.92)	399,734	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 269

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short S&P500®
Six Months ended November 30, 2019 (Unaudited)	$28.53	$0.19	$(3.72)	$—	$(3.53)	$(0.23)	$—	$—	$(0.23)	$24.77	(12.43)%	(12.51)%	0.89%	0.89%	1.46%	1.46%	$1,930,614	—%
Year ended May 31, 2019	29.53	0.44	(1.06)	—	(0.62)	(0.38)	—	—	(0.38)	28.53	(2.10)	(2.10)	0.89	0.89	1.52	1.52	2,060,778	—
Year ended May 31, 2018	33.69	0.15	(4.25)	—	(4.10)	(0.06)	—	—	(0.06)	29.53	(12.20)	(12.18)	0.89	0.89	0.46	0.46	1,374,040	—
Year ended May 31, 2017(r)	39.87	(0.17)	(6.01)	—	(6.18)	—	—	—	—	33.69	(15.49)	(15.45)	0.89	0.89	(0.47)	(0.47)	2,013,469	—
Year ended May 31, 2016(r)	41.87	(0.31)	(1.69)	—	(2.00)	—	—	—	—	39.87	(4.78)	(4.78)	0.89	0.89	(0.74)	(0.74)	3,012,814	—
Year ended May 31, 2015(r)	47.73	(0.38)	(5.48)	—	(5.86)	—	—	—	—	41.87	(12.28)	(12.32)	0.90	0.90	(0.86)	(0.86)	1,539,390	—
Short SmallCap600
Six Months ended November 30, 2019 (Unaudited)	34.96	0.17	(4.10)	—	(3.93)	(0.22)	—	—	(0.22)	30.81	(11.30)	(11.28)	2.72	0.95	(0.76)	1.02	3,656	—
Year ended May 31, 2019	31.57	0.35	3.19	—	3.54	(0.15)	—	—	(0.15)	34.96	11.22	11.11	2.63	0.95	(0.59)	1.08	4,149	—
Year ended May 31, 2018	39.09	0.04	(7.56)	—	(7.52)	—	—	—	—	31.57	(19.25)	(19.31)	1.68	0.95	(0.62)	0.11	3,747	—
Year ended May 31, 2017	48.08	(0.22)	(8.77)	—	(8.99)	—	—	—	—	39.09	(18.69)	(18.40)	1.39	0.95	(0.98)	(0.54)	17,346	—
Year ended May 31, 2016	50.40	(0.44)	(1.88)	—	(2.32)	—	—	—	—	48.08	(4.61)	(4.17)	1.53	0.95	(1.43)	(0.85)	11,717	—
Year ended May 31, 2015	57.57	(0.49)	(6.68)	—	(7.17)	—	—	—	—	50.40	(12.44)	(13.14)	1.63	0.95	(1.59)	(0.91)	16,062	—
See accompanying notes to the financial statements.

270 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2019 (Unaudited)	$60.72	$0.38	$3.00	$—	$3.38	$(0.32)	$—	$—	$(0.32)	$63.78	5.57%	5.30%	1.18%	0.95%	0.97%	1.19%	$30,298	148%
Year ended May 31, 2019	54.31	0.94	6.56	—	7.50	(1.09)	—	—	(1.09)	60.72	14.05	14.70	1.18	0.95	1.50	1.73	24,289	327
Year ended May 31, 2018	59.02	0.63	(4.76)	—	(4.13)	(0.58)	—	—	(0.58)	54.31	(7.03)	(7.25)	1.12	0.95	0.94	1.12	24,440	234
Year ended May 31, 2017	60.90	0.37	(1.92)	—	(1.55)	(0.33)	—	—	(0.33)	59.02	(2.54)	(2.61)	1.12	0.95	0.44	0.61	41,311	188
Year ended May 31, 2016	57.01	0.30	3.95	—	4.25	(0.36)	—	—	(0.36)	60.90	7.51	7.86	1.15	0.95	0.32	0.52	66,986	140
Year ended May 31, 2015	54.34	0.42	4.27 (i)	0.08	4.77	(2.10)	—	—	(2.10)	57.01	9.07	8.95	1.02	0.95	0.69	0.77	62,710	349
Ultra 20+ Year Treasury
Six Months ended November 30, 2019 (Unaudited)	89.78	0.65	11.88	—	12.53	(0.71)	—	—	(0.71)	101.60	14.01	13.38	1.18	0.95	1.08	1.31	48,260	92
Year ended May 31, 2019	76.95	1.39	12.68	—	14.07	(1.24)	—	—	(1.24)	89.78	18.62	20.55	1.26	0.95	1.55	1.86	31,423	264
Year ended May 31, 2018	80.06	1.08	(3.17)	—	(2.09)	(1.02)	—	—	(1.02)	76.95	(2.64)	(3.29)	1.14	0.95	1.17	1.36	23,085	75
Year ended May 31, 2017	86.60	0.97	(6.83)	—	(5.86)	(0.68)	—	—	(0.68)	80.06	(6.79)	(6.88)	1.12	0.95	0.97	1.14	48,035	48
Year ended May 31, 2016	77.32	1.03	9.43	—	10.46	(1.18)	—	—	(1.18)	86.60	13.77	14.50	1.18	0.95	1.09	1.32	49,793	18
Year ended May 31, 2015	64.98	0.93	12.22	—	13.15	(0.81)	—	—	(0.81)	77.32	20.32	19.64	1.15	0.95	0.99	1.19	57,991	48

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 271

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Six Months ended November 30, 2019 (Unaudited)	$47.57	$0.33	$11.85		$—	$12.18	$(0.43)	$—	$—	$(0.43)	$59.32	25.62%	25.79%	1.19%	0.95%	0.94%	1.18%	$41,521	2%
Year ended May 31, 2019	68.75	0.76	(21.43)		—	(20.67)	(0.51)	—	—	(0.51)	47.57	(30.15)	(30.33)	1.16	0.95	1.07	1.27	35,681	38
Year ended May 31, 2018	55.18	0.41	13.50		—	13.91	(0.34)	—	—	(0.34)	68.75	25.23	25.89	1.11	0.95	0.45	0.61	60,156	11
Year ended May 31, 2017	41.90	0.28	13.25		—	13.53	(0.25)	—	—	(0.25)	55.18	32.38	31.67	1.12	0.95	0.41	0.58	55,176	5
Year ended May 31, 2016	51.81	0.35	(10.11)		—	(9.76)	(0.15)	—	—	(0.15)	41.90	(18.79)	(18.78)	1.19	0.95	0.67	0.92	53,423	39
Year ended May 31, 2015	54.10	0.29	(2.35)		—	(2.06)	(0.23)	—	—	(0.23)	51.81	(3.81)	(3.60)	1.09	0.95	0.41	0.55	76,413	9
Ultra Communication Services Select Sector
Six Months ended November 30, 2019 (Unaudited)	43.62	0.15	9.19		—	9.34	(0.29)	—	—	(0.29)	52.67	21.49	21.30	4.70	0.95	(3.14)	0.60	1,317	163
January 15, 2019* through May 31, 2019	40.00	0.09	3.56		—	3.65	(0.03)	—	—	(0.03)	43.62	9.12	9.20	2.71	0.95	(1.19)	0.56	4,362	6
Ultra Consumer Goods
Six Months ended November 30, 2019 (Unaudited)	39.69	0.34	10.00		—	10.34	(0.27)	—	—	(0.27)	49.76	26.09	26.01	2.39	0.95	0.02	1.46	7,464	1
Year ended May 31, 2019	39.38	0.73	(0.13	)(i)	—	0.60	(0.29)	—	—	(0.29)	39.69	1.54	1.83	2.35	0.95	0.36	1.76	6,946	3
Year ended May 31, 2018	45.29	0.51	(6.12)		—	(5.61)	(0.30)	—	—	(0.30)	39.38	(12.45)	(13.15)	1.71	0.95	0.36	1.12	9,846	8
Year ended May 31, 2017(t)	37.39	0.38	7.78		—	8.16	(0.26)	—	—	(0.26)	45.29	21.90	23.43	1.76	0.95	0.15	0.96	13,586	40
Year ended May 31, 2016(t)	33.28	0.36	4.00		—	4.36	(0.25)	—	—	(0.25)	37.39	13.15	11.59	1.65	0.95	0.35	1.05	16,827	38
Year ended May 31, 2015(t)	28.38	0.29	4.81		—	5.10	(0.20)	—	—	(0.20)	33.28	18.00	18.88	1.55	0.95	0.34	0.94	19,968	34

*  Commencement of investment operations.

See accompanying notes to the financial statements.

272 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Consumer Services
Six Months ended November 30, 2019 (Unaudited)	$97.82	$0.06	$17.94	$—	$18.00	$(0.11)	$—	$—	$(0.11)	$115.71	18.41%	18.27%	1.39%	0.95%	(0.34)%	0.10%	$23,142	2%
Year ended May 31, 2019	86.75	0.10	11.08	—	11.18	(0.11)	—	—	(0.11)	97.82	12.92	12.99	1.35	0.95	(0.30)	0.10	22,009	9
Year ended May 31, 2018	70.61	0.11	16.16	—	16.27	(0.13)	—	—	(0.13)	86.75	23.05	24.53	1.47	0.95	(0.38)	0.14	23,856	8
Year ended May 31, 2017(w)	52.93	0.12	17.66	—	17.78	(0.10)	—	—	(0.10)	70.61	33.62	32.44	1.45	0.95	(0.29)	0.20	21,184	5
Year ended May 31, 2016(w)	53.30	0.08	(0.37)	—	(0.29)	(0.08)	—	—	(0.08)	52.93	(0.53)	(1.67)	1.48	0.95	(0.37)	0.16	23,819	11
Year ended May 31, 2015(w)	38.50	0.08	14.81	—	14.89	(0.09)	—	—	(0.09)	53.30	38.70	40.95	1.40	0.95	(0.27)	0.18	37,308	54
Ultra Dow30SM
Six Months ended November 30, 2019 (Unaudited)	42.44	0.31	11.33	—	11.64	(0.11)	—	—	(0.11)	53.97	27.45	27.73	0.97	0.95	1.22	1.24	361,604	—
Year ended May 31, 2019	42.33	0.46	0.01	—	0.47	(0.36)	—	—	(0.36)	42.44	1.08	1.13	0.97	0.95	1.01	1.03	318,329	35
Year ended May 31, 2018(bb)	31.66	0.32	10.63	—	10.95	(0.28)	—	—	(0.28)	42.33	34.72	34.67	0.96	0.95	0.80	0.81	421,225	6
Year ended May 31, 2017(bb)	22.43	0.29	9.24	—	9.53	(0.30)	—	—	(0.30)	31.66	42.77	42.95	0.98	0.95	1.06	1.09	313,391	9
Year ended May 31, 2016(bb)	23.05	0.28	(0.62)	—	(0.34)	(0.28)	—	—	(0.28)	22.43	(1.36)	(1.46)	1.00	0.95	1.25	1.30	245,631	6
Year ended May 31, 2015(n)(bb)	19.68	0.22	3.36	—	3.58	(0.21)	—	—	(0.21)	23.05	18.30	18.37	0.98	0.95	0.97	1.01	318,072	9

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 273

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Financials
Six Months ended November 30, 2019 (Unaudited)	$40.74	$0.23	$11.03	$—	$11.26	$(0.23)	$—	$—	$(0.23)	$51.77	27.73%	27.75%	0.96%	0.95%	0.98%	0.99%	$823,624	2%
Year ended May 31, 2019	41.06	0.43	(0.30)	—	0.13	(0.45)	—	—	(0.45)	40.74	0.42	0.40	0.95	0.95	1.05	1.06	735,704	10
Year ended May 31, 2018(bb)	31.67	0.34	9.31	—	9.65	(0.26)	—	—	(0.26)	41.06	30.49	30.49	0.95	0.95	0.86	0.86	883,120	3
Year ended May 31, 2017(bb)	23.58	0.22	8.07	—	8.29	(0.20)	—	—	(0.20)	31.67	35.28	35.23	0.95	0.95	0.77	0.77	771,465	3
Year ended May 31, 2016(bb)	24.92	0.20	(1.34)	—	(1.14)	(0.20)	—	—	(0.20)	23.58	(4.52)	(4.57)	0.97	0.95	0.85	0.87	691,190	15
Year ended May 31, 2015(n)(bb)	20.23	0.14	4.69	—	4.83	(0.14)	—	—	(0.14)	24.92	23.89	23.98	0.96	0.95	0.61	0.62	823,692	7
Ultra FTSE China 50
Six Months ended November 30, 2019 (Unaudited)	58.75	0.16	1.07	—	1.23	(2.35)	—	—	(2.35)	57.63	2.18	1.81	2.48	0.95	(1.00)	0.54	30,255	—
Year ended May 31, 2019	82.45	0.47	(23.25)	—	(22.78)	(0.18)	(0.74)	—	(0.92)	58.75	(27.63)	(27.37)	1.19	0.95	0.47	0.70	38,189	—
Year ended May 31, 2018	61.80	(0.24)	20.89	—	20.65	—	—	—	—	82.45	33.41	32.72	1.11	0.95	(0.46)	(0.30)	43,285	—
Year ended May 31, 2017	42.46	(0.36)	19.70	—	19.34	—	—	—	—	61.80	45.55	46.39	1.18	0.95	(0.93)	(0.70)	43,259	—
Year ended May 31, 2016	92.53	(0.47)	(49.60)	—	(50.07)	—	—	—	—	42.46	(54.12)	(54.26)	1.30	0.95	(1.22)	(0.87)	19,105	—
Year ended May 31, 2015	52.45	(0.65)	40.72	0.01	40.08	—	—	—	—	92.53	76.43	77.23	1.16	0.95	(1.13)	(0.92)	74,026	—

See accompanying notes to the financial statements.

274 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra FTSE Europe
Six Months ended November 30, 2019 (Unaudited)	$43.65	$0.14	$7.54	$—	$7.68	$(0.21)	$—	$—	$(0.21)	$51.12	17.65%	18.44%	2.21%	0.95%	(0.68)%	0.59%	$5,112	—%
Year ended May 31, 2019	55.05	0.28	(10.16)	—	(9.88)	(0.13)	(1.39)	—	(1.52)	43.65	(17.51)	(18.68)	1.77	0.95	(0.24)	0.58	5,456	—
Year ended May 31, 2018	51.03	(0.09)	4.11	—	4.02	—	—	—	—	55.05	7.88	9.22	1.37	0.95	(0.58)	(0.16)	11,010	—
Year ended May 31, 2017	39.03	(0.26)	12.26	—	12.00	—	—	—	—	51.03	30.75	30.10	1.58	0.95	(1.28)	(0.65)	12,758	—
Year ended May 31, 2016	50.16	(0.37)	(10.76)	—	(11.13)	—	—	—	—	39.03	(22.20)	(21.86)	1.29	0.95	(1.23)	(0.89)	10,733	—
Year ended May 31, 2015	56.07	(0.46)	(5.47)	0.02	(5.91)	—	—	—	—	50.16	(10.53)	(10.87)	1.25	0.95	(1.24)	(0.93)	42,639	—
Ultra Health Care
Six Months ended November 30, 2019 (Unaudited)	92.69	0.38	26.83	—	27.21	(0.10)	—	—	(0.10)	119.80	29.37	29.55	1.08	0.95	0.61	0.74	113,808	3
Year ended May 31, 2019	87.26	0.58	5.19 (i)	—	5.77	(0.34)	—	—	(0.34)	92.69	6.58	6.48	1.05	0.95	0.47	0.57	99,639	11
Year ended May 31, 2018	72.92	0.35	14.16	—	14.51	(0.17)	—	—	(0.17)	87.26	19.90	20.43	1.06	0.95	0.29	0.40	89,443	6
Year ended May 31, 2017	63.33	0.10	9.52	—	9.62	(0.03)	—	—	(0.03)	72.92	15.19	14.65	1.09	0.95	0.02	0.16	82,030	5
Year ended May 31, 2016	74.54	0.08	(10.66)	—	(10.58)	(0.63)	—	—	(0.63)	63.33	(14.22)	(14.64)	1.06	0.95	— (j)	0.11	87,073	19
Year ended May 31, 2015(n)	46.63	0.09	27.94	—	28.03	(0.12)	—	—	(0.12)	74.54	60.18	61.20	1.03	0.95	0.06	0.14	231,069	22

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 275

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra High Yield
Six Months ended November 30, 2019 (Unaudited)	$66.69	$0.62	$5.31	$—	$5.93	$(1.05)	$—	$—	$(1.05)	$71.57	8.92%	9.27%	4.06%	1.09%	(1.21)%	1.76%	$5,368	—%
Year ended May 31, 2019	63.95	1.93	2.74	—	4.67	(1.93)	—	—	(1.93)	66.69	7.47	7.79	5.64	0.95	(1.74)	2.95	3,334	1
Year ended May 31, 2018	65.06	1.82	(1.11)	—	0.71	(1.82)	—	—	(1.82)	63.95	1.09	1.58	5.35	0.95	(1.61)	2.79	3,198	—
Year ended May 31, 2017	54.19	1.64	10.63	—	12.27	(1.40)	—	—	(1.40)	65.06	22.94	12.81	7.46	0.95	(3.81)	2.70	3,253	—
Year ended May 31, 2016	60.00	1.75	(5.89)	—	(4.14)	(1.67)	—	—	(1.67)	54.19	(6.75)	0.34	8.37	0.95	(4.13)	3.29	1,355	12
Year ended May 31, 2015	60.36	0.82	(0.68)	—	0.14	(0.50)	—	—	(0.50)	60.00	0.25	0.61	5.91	0.95	(3.58)	1.38	3,000	387
Ultra Industrials
Six Months ended November 30, 2019 (Unaudited)	68.38	0.25	18.46	—	18.71	(0.21)	—	—	(0.21)	86.88	27.41	27.26	1.45	0.95	0.15	0.65	21,720	3
Year ended May 31, 2019	70.38	0.49	(2.14)	—	(1.65)	(0.35)	—	—	(0.35)	68.38	(2.29)	(2.20)	1.43	0.95	0.21	0.70	18,804	5
Year ended May 31, 2018	56.64	0.29	13.60	—	13.89	(0.15)	—	—	(0.15)	70.38	24.50	24.44	1.40	0.95	(0.03)	0.43	26,392	6
Year ended May 31, 2017(t)	39.89	0.23	16.69	—	16.92	(0.17)	—	—	(0.17)	56.64	42.48	42.80	1.51	0.95	(0.06)	0.50	21,242	6
Year ended May 31, 2016(t)	39.54	0.21	0.31 (i)	—	0.52	(0.17)	—	—	(0.17)	39.89	1.34	1.44	1.63	0.95	(0.09)	0.58	17,952	34
Year ended May 31, 2015(t)	35.81	0.24	3.65	—	3.89	(0.16)	—	—	(0.16)	39.54	10.90	10.89	1.32	0.95	0.26	0.64	35,589	23

See accompanying notes to the financial statements.

276 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MidCap400
Six Months ended November 30, 2019 (Unaudited)	$35.41	$0.15	$7.56	$—	$7.71	$(0.15)	$—	$—	$(0.15)	$42.97	21.80%	21.96%	1.05%	0.95%	0.67%	0.77%	$151,464	31%
Year ended May 31, 2019	42.46	0.22	(7.07)	—	(6.85)	(0.20)	—	—	(0.20)	35.41	(16.13)	(16.26)	1.04	0.95	0.47	0.56	130,137	31
Year ended May 31, 2018(bb)	33.70	0.15	8.71	—	8.86	(0.10)	—	—	(0.10)	42.46	26.30	26.46	1.02	0.95	0.32	0.39	153,913	42
Year ended May 31, 2017(bb)	25.54	0.10	8.18	—	8.28	(0.12)	—	—	(0.12)	33.70	32.49	32.44	1.02	0.95	0.26	0.33	113,728	40
Year ended May 31, 2016(bb)	27.02	0.11	(1.52)	—	(1.41)	(0.07)	—	—	(0.07)	25.54	(5.21)	(5.06)	1.06	0.95	0.33	0.44	143,635	38
Year ended May 31, 2015(bb)	22.12	0.05	4.85 (i)	—	4.90	—	—	—	—	27.02	22.16	22.09	0.96	0.95	0.20	0.21	143,864	56
Ultra MSCI Brazil Capped
Six Months ended November 30, 2019 (Unaudited)	70.62	0.12	0.45	—	0.57	(0.34)	—	—	(0.34)	70.85	0.81	0.71	1.92	0.97	(0.64)	0.31	6,487	—
Year ended May 31, 2019	57.70	0.33	12.77	—	13.10	(0.18)	—	—	(0.18)	70.62	22.70	21.48	1.70	0.95	(0.22)	0.53	8,231	—
Year ended May 31, 2018	59.23	(0.07)	(1.46)	—	(1.53)	—	—	—	—	57.70	(2.59)	(1.67)	1.26	0.95	(0.40)	(0.09)	9,611	—
Year ended May 31, 2017	34.78	(0.44)	24.89	—	24.45	—	—	—	—	59.23	70.32	70.47	1.22	0.95	(1.00)	(0.73)	18,751	—
Year ended May 31, 2016(p)	63.69	(0.31)	(28.60)	—	(28.91)	—	—	—	—	34.78	(45.40)	(45.47)	2.36	0.95	(2.23)	(0.82)	14,487	—
Year ended May 31, 2015(p)	142.15	(0.93)	(77.53)	—	(78.46)	—	—	—	—	63.69	(55.19)	(56.87)	2.03	0.95	(2.00)	(0.92)	7,430	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 277

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI EAFE
Six Months ended November 30, 2019 (Unaudited)	$34.62	$0.06	$5.87	$—		$5.93	$(0.12)	$—	$—	$(0.12)	$40.43	17.17%	17.27%	2.19%	0.95%	(0.93)%	0.32%	$7,076	—%
Year ended May 31, 2019	41.92	0.15	(7.38)	—		(7.23)	(0.07)	—	—	(0.07)	34.62	(17.25)	(17.54)	1.72	0.95	(0.37)	0.41	6,058	—
Year ended May 31, 2018(bb)	37.71	(0.09)	4.30	—		4.21	—	—	—	—	41.92	11.17	11.29	1.35	0.95	(0.62)	(0.22)	11,528	—
Year ended May 31, 2017(bb)	28.88	(0.19)	9.02	—		8.83	—	—	—	—	37.71	30.58	30.53	1.19	0.95	(0.91)	(0.67)	11,312	—
Year ended May 31, 2016(bb)	37.59	(0.23)	(8.48)	—		(8.71)	—	—	—	—	28.88	(23.18)	(25.17)	1.25	0.95	(1.08)	(0.78)	93,124	—
Year ended May 31, 2015(bb)	39.58	(0.34)	(1.65)	—		(1.99)	—	—	—	—	37.59	(5.02)	(2.72)	1.23	0.95	(1.21)	(0.93)	16,915	—
Ultra MSCI Emerging Markets
Six Months ended November 30, 2019 (Unaudited)	65.46	0.23	4.89	—		5.12	(0.73)	—	—	(0.73)	69.85	7.85	7.79	1.44	0.95	0.18	0.67	24,448	—
Year ended May 31, 2019	85.50	0.63	(20.46)	—		(19.83)	(0.21)	—	—	(0.21)	65.46	(23.20)	(23.21)	1.13	0.95	0.69	0.87	36,005	—
Year ended May 31, 2018	70.55	(0.11)	15.06	—		14.95	—	—	—	—	85.50	21.20	21.43	1.06	0.95	(0.23)	(0.13)	51,299	—
Year ended May 31, 2017	46.15	(0.39)	24.79	—		24.40	—	—	—	—	70.55	52.87	52.93	1.19	0.95	(0.92)	(0.68)	29,982	—
Year ended May 31, 2016	72.71	(0.42)	(26.14)	—		(26.56)	—	—	—	—	46.15	(36.53)	(36.83)	1.35	0.95	(1.23)	(0.83)	26,534	—
Year ended May 31, 2015	77.41	(0.71)	(3.99)	—	(h)	(4.70)	—	—	—	—	72.71	(6.07)	(6.17)	1.20	0.95	(1.17)	(0.92)	47,259	—

See accompanying notes to the financial statements.

278 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Japan
Six Months ended November 30, 2019 (Unaudited)	$30.01	$— (h)	$7.73		$—	$7.73	$(0.03)	$—	$(0.01)	$(0.04)	$37.70	25.80%	25.64%	2.19%	0.96%	(1.25)%	(0.02)%	$5,655	—%
Year ended May 31, 2019	41.94	0.14	(10.73)		—	(10.59)	(0.06)	(1.28)	—	(1.34)	30.01	(25.03)	(25.04)	4.18	0.95	(2.82)	0.41	5,251	—
Year ended May 31, 2018(bb)	34.24	(0.10)	7.80		—	7.70	—	—	—	—	41.94	22.51	22.82	1.42	0.95	(0.71)	(0.25)	9,437	—
Year ended May 31, 2017(bb)	26.70	(0.22)	7.76		—	7.54	—	—	—	—	34.24	28.21	27.40	1.52	0.95	(1.31)	(0.74)	10,271	—
Year ended May 31, 2016(bb)	34.14	(0.26)	(7.18)		—	(7.44)	—	—	—	—	26.70	(21.80)	(21.40)	1.46	0.95	(1.39)	(0.88)	10,013	—
Year ended May 31, 2015(bb)	27.13	(0.27)	7.28		—	7.01	—	—	—	—	34.14	25.84	26.03	1.27	0.95	(1.25)	(0.93)	25,607	—
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2019 (Unaudited)	43.67	— (h)	17.17		—	17.17	—	—	—	—	60.84	39.30	39.30	1.12	0.95	(0.19)	(0.02)	200,764	15
Year ended May 31, 2019	55.88	(0.13)	(12.08)		—	(12.21)	—	—	—	—	43.67	(21.85)	(21.82)	1.06	0.95	(0.35)	(0.24)	207,454	31
Year ended May 31, 2018	45.61	(0.21)	10.48		—	10.27	—	—	—	—	55.88	22.54	22.71	1.04	0.95	(0.46)	(0.37)	363,252	25
Year ended May 31, 2017	46.29	(0.20)	(0.48	)(i)	—	(0.68)	—	—	—	—	45.61	(1.48)	(1.62)	1.04	0.95	(0.54)	(0.45)	342,040	28
Year ended May 31, 2016	88.62	(0.44)	(41.89)		—	(42.33)	—	—	—	—	46.29	(47.77)	(47.74)	1.04	0.95	(0.77)	(0.68)	483,734	59
Year ended May 31, 2015(n)	40.37	(0.47)	48.72		—	48.25	—	—	—	—	88.62	119.54	119.46	1.04	0.95	(0.81)	(0.72)	979,243	41
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 279

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)					SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions		Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Oil & Gas
Six Months ended November 30, 2019 (Unaudited)	$23.92	$0.36	$(1.04)	$—	$(0.68)	$(0.35)	$—	$—	$(0.35)	$22.89	(3.01)%	(3.01)%	1.12%	0.95%	2.76%		2.93%	$66,963	3%
Year ended May 31, 2019	43.32	0.56	(19.40)	—	(18.84)	(0.56)	—	—	(0.56)	23.92	(43.83)	(43.77)	1.07	0.95	1.53		1.65	71,168	14
Year ended May 31, 2018	32.18	0.68	11.16	—	11.84	(0.70)	—	—	(0.70)	43.32	37.30	37.33	1.04	0.95	1.83		1.92	126,699	14
Year ended May 31, 2017	35.59	0.43	(3.38)	—	(2.95)	(0.46)	—	—	(0.46)	32.18	(8.49)	(8.54)	1.04	0.95	1.03		1.12	127,915	5
Year ended May 31, 2016	52.04	0.62	(16.65)	—	(16.03)	(0.42)	—	—	(0.42)	35.59	(30.79)	(30.78)	1.08	0.95	1.69		1.82	148,605	15
Year ended May 31, 2015	79.94	0.71	(28.06)	—	(27.35)	(0.55)	—	—	(0.55)	52.04	(34.31)	(33.64)	1.06	0.95	1.04		1.14	165,228	15
Ultra QQQ
Six Months ended November 30, 2019 (Unaudited)	83.33	0.04	29.93	—	29.97	(0.04)	—	—	(0.04)	113.26	35.98	36.15	0.99	0.95	0.04		0.08	2,151,893	2
Year ended May 31, 2019	84.91	0.12	(1.60)	—	(1.48)	(0.10)	—	—	(0.10)	83.33	(1.74)	(1.92)	0.99	0.95	0.10		0.13	1,691,571	7
Year ended May 31, 2018(y)	60.76	(0.02)	24.17	—	24.15	— (h)	—	—	— (h)	84.91	39.75	39.85	0.99	0.95	(0.07)		(0.03)	1,783,133	2
Year ended May 31, 2017(y)	37.52	0.02	23.28	—	23.30	(0.06)	—	—	(0.06)	60.76	62.19	62.47	1.00	0.95	—	(j)	0.05	1,257,752	4
Year ended May 31, 2016(y)	38.50	0.07	(0.98)	—	(0.91)	(0.07)	—	—	(0.07)	37.52	(2.40)	(2.63)	1.01	0.95	0.12		0.18	874,130	10
Year ended May 31, 2015(n)(y)	26.81	0.02	11.75	—	11.77	(0.08)	—	—	(0.08)	38.50	44.02	44.22	1.01	0.95	—	(j)	0.06	1,028,076	8

See accompanying notes to the financial statements.

280 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (C)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Real Estate
Six Months ended November 30, 2019 (Unaudited)	$75.11	$0.59	$11.33		$—	$11.92	$(0.51)	$—	$—	$(0.51)	$86.52	15.93%	16.05%	1.03%	0.95%	1.35%	1.42%	$141,355	3%
Year ended May 31, 2019	61.06	1.26	13.65		—	14.91	(0.86)	—	—	(0.86)	75.11	24.82	24.75	1.04	0.95	1.79	1.88	137,733	6
Year ended May 31, 2018(y)	60.63	1.06	(0.01	)(i)	—	1.05	(0.62)	—	—	(0.62)	61.06	1.68	1.64	1.03	0.95	1.63	1.71	131,803	4
Year ended May 31, 2017(y)	57.08	0.56	3.39		—	3.95	(0.40)	—	—	(0.40)	60.63	6.97	6.90	1.01	0.95	0.88	0.94	167,258	5
Year ended May 31, 2016(y)	50.82	0.74	6.09		—	6.83	(0.57)	—	—	(0.57)	57.08	13.58	13.61	1.02	0.95	1.41	1.48	203,143	16
Year ended May 31, 2015(y)	44.36	0.57	6.38		—	6.95	(0.49)	—	—	(0.49)	50.82	15.69	15.70	1.00	0.95	1.09	1.13	252,012	14
Ultra Russell2000
Six Months ended November 30, 2019 (Unaudited)	60.63	0.23	12.54		—	12.77	(0.22)	—	—	(0.22)	73.18	21.10	21.06	1.29	0.95	0.34	0.68	190,271	13
Year ended May 31, 2019	78.80	0.32	(18.24)		—	(17.92)	(0.25)	—	—	(0.25)	60.63	(22.70)	(22.78)	1.25	0.95	0.14	0.44	160,681	41
Year ended May 31, 2018(y)	56.48	0.12	22.28		—	22.40	(0.08)	—	—	(0.08)	78.80	39.66	39.78	1.37	0.95	(0.24)	0.18	263,967	15
Year ended May 31, 2017(y)	40.59	0.10	15.93		—	16.03	(0.14)	—	—	(0.14)	56.48	39.55	39.58	1.29	0.95	(0.14)	0.21	158,157	62
Year ended May 31, 2016(y)	48.22	0.10	(7.63)		—	(7.53)	(0.10)	—	—	(0.10)	40.59	(15.63)	(15.51)	1.18	0.95	0.02	0.25	166,404	37
Year ended May 31, 2015(y)	40.24	0.06	7.98	(i)	—	8.04	(0.06)	—	—	(0.06)	48.22	20.00	19.79	1.09	0.95	0.01	0.14	207,359	179

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 281

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra S&P500®
Six Months ended November 30, 2019 (Unaudited)	$110.76	$0.58	$31.92	$—	$32.50	$(0.27)	$—	$—	$(0.27)	$142.99	29.37%	29.51%	0.90%	0.90%	0.91%	0.91%	$2,688,219	2%
Year ended May 31, 2019	110.39	0.99	0.14 (i)	—	1.13	(0.76)	—	—	(0.76)	110.76	1.04	1.00	0.90	0.90	0.87	0.87	2,215,265	5
Year ended May 31, 2018	88.61	0.74	21.53	—	22.27	(0.49)	—	—	(0.49)	110.39	25.17	25.13	0.90	0.90	0.72	0.72	2,340,284	3
Year ended May 31, 2017	66.35	0.48	22.11	—	22.59	(0.33)	—	—	(0.33)	88.61	34.15	34.37	0.90	0.90	0.63	0.63	1,860,832	4
Year ended May 31, 2016	67.38	0.58	(1.20)	—	(0.62)	(0.41)	—	—	(0.41)	66.35	(0.89)	(1.02)	0.90	0.90	0.94	0.94	1,499,470	7
Year ended May 31, 2015(n)	55.70	0.53	11.47	—	12.00	(0.32)	—	—	(0.32)	67.38	21.58	21.64	0.89	0.89	0.86	0.86	1,923,779	31
Ultra Semiconductors
Six Months ended November 30, 2019 (Unaudited)	32.78	0.21	22.00	—	22.21	(0.22)	—	—	(0.22)	54.77	68.01	67.75	1.11	0.95	0.75	0.91	80,787	10
Year ended May 31, 2019	49.14	0.42	(16.47)	—	(16.05)	(0.31)	—	—	(0.31)	32.78	(32.72)	(32.67)	1.13	0.95	0.84	1.02	38,511	38
Year ended May 31, 2018(bb)	30.00	0.26	19.03	—	19.29	(0.15)	—	—	(0.15)	49.14	64.38	64.91	1.09	0.95	0.51	0.65	79,845	18
Year ended May 31, 2017(w)(bb)	14.64	0.14	15.33	—	15.47	(0.11)	—	—	(0.11)	30.00	106.03	105.09	1.25	0.95	0.36	0.66	45,003	24
Year ended May 31, 2016(w)(bb)	17.21	0.10	(2.60)	—	(2.50)	(0.07)	—	—	(0.07)	14.64	(14.53)	(14.28)	1.47	0.95	0.23	0.75	24,150	54
Year ended May 31, 2015(w)(bb)	10.81	0.09	6.45	—	6.54	(0.14)	—	—	(0.14)	17.21	60.68	61.09	1.26	0.95	0.35	0.67	38,713	50

See accompanying notes to the financial statements.

282 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra SmallCap600
Six Months ended November 30, 2019 (Unaudited)	$84.54	$0.31		$19.04	$—	$19.35	$(0.17)	$—	$—	$(0.17)	$103.72	22.92%	23.43%	1.37%	0.95%	0.22%	0.64%	$23,337	10%
Year ended May 31, 2019	113.63	0.45		(29.28)	—	(28.83)	(0.26)	—	—	(0.26)	84.54	(25.36)	(25.80)	1.35	0.95	0.02	0.42	23,249	18
Year ended May 31, 2018	79.08	0.07		34.48	—	34.55	—	—	—	—	113.63	43.68	44.31	1.53	0.95	(0.50)	0.08	28,407	17
Year ended May 31, 2017	57.71	(0.02)		21.45	—	21.43	(0.06)	—	—	(0.06)	79.08	37.12	37.54	1.48	0.95	(0.55)	(0.02)	23,724	20
Year ended May 31, 2016	60.00	0.07		(2.31)	—	(2.24)	(0.05)	—	—	(0.05)	57.71	(3.71)	(4.16)	1.81	0.95	(0.72)	0.13	18,756	26
Year ended May 31, 2015(n)	50.67	0.03		9.30	—	9.33	—	—	—	—	60.00	18.40	18.93	1.44	0.95	(0.44)	0.05	20,999	17
Ultra Technology
Six Months ended November 30, 2019 (Unaudited)	101.84	0.07		45.23	—	45.30	(0.03)	—	—	(0.03)	147.11	44.49	44.74	0.98	0.95	0.09	0.12	404,549	3
Year ended May 31, 2019	105.24	0.26		(3.37)	—	(3.11)	(0.29)	—	—	(0.29)	101.84	(2.92)	(3.09)	0.99	0.95	0.21	0.25	300,442	14
Year ended May 31, 2018(y)	69.52	0.14		35.69	—	35.83	(0.11)	—	—	(0.11)	105.24	51.57	51.56	1.00	0.95	0.12	0.17	342,018	5
Year ended May 31, 2017(y)	39.42	—	(h)	30.15	—	30.15	(0.05)	—	—	(0.05)	69.52	76.56	76.97	1.04	0.95	(0.08)	0.01	229,402	16
Year ended May 31, 2016(y)	41.68	0.10		(2.27)	—	(2.17)	(0.09)	—	—	(0.09)	39.42	(5.23)	(5.31)	1.08	0.95	0.12	0.25	102,485	8
Year ended May 31, 2015(n)(y)	31.03	0.07		10.67	—	10.74	(0.09)	—	—	(0.09)	41.68	34.66	34.51	1.04	0.95	0.10	0.19	166,731	14

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 283

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Telecommunications
Six Months ended November 30, 2019 (Unaudited)	$36.53	$0.28	$3.96	$—	$4.24	$(0.15)	$—	$—	$(0.15)	$40.62	11.60%	11.85%	11.33%	0.95%	(8.96)%	1.41%	$2,031	20%
Year ended May 31, 2019	35.66	0.66	0.91	—	1.57	(0.70)	—	—	(0.70)	36.53	4.67	(0.19)	7.94	0.95	(5.29)	1.70	913	221
Year ended May 31, 2018	52.69	0.52	(16.91)	—	(16.39)	(0.64)	—	—	(0.64)	35.66	(31.38)	(27.70)	3.82	0.95	(1.70)	1.16	2,674	106
Year ended May 31, 2017(w)	50.10	0.48	2.65 (i)	—	3.13	(0.54)	—	—	(0.54)	52.69	6.29	7.03	2.35	0.95	(0.53)	0.86	5,269	157
Year ended May 31, 2016(w)	46.36	0.34	3.94	—	4.28	(0.40)	—	(0.14)	(0.54)	50.10	9.40	9.32	3.51	0.95	(1.77)	0.79	5,010	30
Year ended May 31, 2015(w)	46.28	0.57	(0.01)	—	0.56	(0.48)	—	—	(0.48)	46.36	1.19	4.28	2.78	0.95	(0.60)	1.23	6,954	158
Ultra Utilities
Six Months ended November 30, 2019 (Unaudited)	56.78	0.51	8.72	—	9.23	(0.19)	—	—	(0.19)	65.82	16.27	16.60	1.33	0.95	1.20	1.58	36,200	1
Year ended May 31, 2019	44.68	0.94	11.97	—	12.91	(0.81)	—	—	(0.81)	56.78	29.38	29.52	1.65	0.95	1.14	1.85	17,035	5
Year ended May 31, 2018	47.88	0.85	(3.33)	—	(2.48)	(0.72)	—	—	(0.72)	44.68	(5.22)	(6.99)	1.51	0.95	1.26	1.82	12,286	25
Year ended May 31, 2017(t)	39.34	0.65	8.51	—	9.16	(0.62)	—	—	(0.62)	47.88	23.56	25.81	1.65	0.95	0.89	1.58	15,562	6
Year ended May 31, 2016(t)	31.51	0.59	7.90	—	8.49	(0.66)	—	—	(0.66)	39.34	27.56	26.45	1.60	0.95	1.22	1.86	17,701	10
Year ended May 31, 2015(t)	28.96	0.63	2.62 (i)	—	3.25	(0.70)	—	—	(0.70)	31.51	11.22	12.38	1.33	0.95	1.61	1.99	33,081	7

See accompanying notes to the financial statements.

284 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Communication Services Select Sector
Six Months ended November 30, 2019 (Unaudited)	$44.65	$0.02	$13.62		$—	$13.64	$—	$—	$—	$—	$58.29	30.55%	30.26%	4.50%	0.95%	(3.46)%	0.09%	$1,457	177%
January 15, 2019* through May 31, 2019	40.00	(0.06)	4.71		—	4.65	—	—	—	—	44.65	11.63	11.80	2.63	0.95	(2.01)	(0.33)	4,465	6
UltraPro Dow30SM
Six Months ended November 30, 2019 (Unaudited)	84.09	0.56	34.32		—	34.88	(0.26)	—	—	(0.26)	118.71	41.53	41.97	0.97	0.95	1.05	1.07	427,369	—
Year ended May 31, 2019	86.71	0.96	(2.98	)(i)	—	(2.02)	(0.60)	—	—	(0.60)	84.09	(2.33)	(2.46)	0.96	0.95	1.02	1.04	407,844	2
Year ended May 31, 2018(y)	57.45	0.61	28.89		—	29.50	(0.24)	—	—	(0.24)	86.71	51.32	51.32	0.96	0.95	0.71	0.72	576,616	1
Year ended May 31, 2017(y)	34.23	0.04	23.27		—	23.31	(0.09)	—	—	(0.09)	57.45	68.22	68.49	1.02	0.95	0.02	0.09	166,606	3
Year ended May 31, 2016(y)	36.49	0.31	(2.44	)(i)	—	(2.13)	(0.13)	—	—	(0.13)	34.23	(5.83)	(6.04)	1.03	0.95	0.92	1.00	140,323	5
Year ended May 31, 2015(n)(y)	29.13	0.20	7.29		—	7.49	(0.13)	—	—	(0.13)	36.49	25.77	25.92	1.03	0.95	0.53	0.61	109,474	24
UltraPro Financial Select Sector
Six Months ended November 30, 2019 (Unaudited)	71.23	0.46	34.61		—	35.07	(0.55)	—	—	(0.55)	105.75	49.44	49.26	1.41	0.95	0.60	1.06	26,438	2
Year ended May 31, 2019	90.59	0.86	(19.60)		—	(18.74)	(0.62)	—	—	(0.62)	71.23	(20.68)	(20.76)	1.23	0.95	0.75	1.03	24,931	21
Year ended May 31, 2018	61.67	0.54	28.62		—	29.16	(0.24)	—	—	(0.24)	90.59	47.25	47.80	1.20	0.95	0.32	0.57	56,619	18
Year ended May 31, 2017(w)	36.90	0.11	24.69		—	24.80	(0.03)	—	—	(0.03)	61.67	67.21	66.20	1.75	0.95	(0.60)	0.19	21,586	30
Year ended May 31, 2016(w)	43.43	0.21	(6.62)		—	(6.41)	(0.12)	—	—	(0.12)	36.90	(14.79)	(14.88)	2.33	0.95	(0.83)	0.55	9,226	116
Year ended May 31, 2015(w)	32.37	0.14	11.07		—	11.21	(0.15)	—	—	(0.15)	43.43	34.67	35.99	2.01	0.95	(0.68)	0.38	13,030	18

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 285

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro MidCap400
Six Months ended November 30, 2019 (Unaudited)	$87.08	$0.35	$27.13		$—	$27.48	$(0.22)	$—	$—	$(0.22)	$114.34	31.59%	31.53%	1.48%	0.95%	0.15%	0.68%	$22,868	8%
Year ended May 31, 2019	119.18	0.61	(32.40)		—	(31.79)	(0.31)	—	—	(0.31)	87.08	(26.64)	(28.43)	1.32	0.95	0.19	0.56	19,593	41
Year ended May 31, 2018	86.45	0.14	32.59		—	32.73	—	—	—	—	119.18	37.87	41.22	1.28	0.95	(0.19)	0.14	35,754	16
Year ended May 31, 2017	58.19	(0.12)	28.39		—	28.27	(0.01)	—	—	(0.01)	86.45	48.57	48.78	1.26	0.95	(0.47)	(0.16)	36,739	61
Year ended May 31, 2016	65.87	0.08	(7.73)		—	(7.65)	(0.03)	—	—	(0.03)	58.19	(11.61)	(11.44)	1.41	0.95	(0.31)	0.14	27,641	59
Year ended May 31, 2015(n)	49.74	0.06	16.13		—	16.19	(0.06)	—	—	(0.06)	65.87	32.55	32.42	1.16	0.95	(0.10)	0.11	49,403	17
UltraPro Nasdaq Biotechnology
Six Months ended November 30, 2019 (Unaudited)	20.15	(0.01)	11.96		—	11.95	—	—	—	—	32.10	59.35	58.99	1.45	0.95	(0.54)	(0.05)	27,287	14
Year ended May 31, 2019	32.22	(0.09)	(11.98)		—	(12.07)	—	—	—	—	20.15	(37.47)	(37.28)	1.36	0.95	(0.70)	(0.29)	25,183	32
Year ended May 31, 2018	25.30	(0.13)	7.05		—	6.92	—	—	—	—	32.22	27.33	27.13	1.27	0.95	(0.71)	(0.39)	37,049	51
Year ended May 31, 2017	27.95	(0.12)	(2.53	)(i)	—	(2.65)	—	—	—	—	25.30	(9.48)	(9.86)	1.32	0.95	(0.83)	(0.46)	34,158	45
June 22, 2015* through May 31, 2016(q)	100.00	(0.22)	(71.83)		—	(72.05)	—	—	—	—	27.95	(72.05)	(71.91)	1.36	0.95	(1.02)	(0.61)	43,326	128

*  Commencement of investment operations.

See accompanying notes to the financial statements.

286 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro QQQ
Six Months ended November 30, 2019 (Unaudited)	$50.19	$0.03	$27.42		$—	$27.45	$—	$—	$—	$—	$77.64	54.68%	54.80%	0.98%	0.95%	0.05%	0.09%	$3,769,334	2%
Year ended May 31, 2019	55.76	0.14	(5.65)		—	(5.51)	(0.06)	—	—	(0.06)	50.19	(9.85)	(10.01)	0.98	0.95	0.22	0.25	3,189,760	15
Year ended May 31, 2018(bb)	35.37	(0.06)	20.45		—	20.39	—	—	—	—	55.76	57.64	57.84	0.98	0.95	(0.15)	(0.12)	3,448,958	2
Year ended May 31, 2017(w)(bb)	17.46	(0.08)	17.99		—	17.91	—	—	—	—	35.37	102.57	103.31	1.00	0.95	(0.41)	(0.36)	1,772,188	16
Year ended May 31, 2016(w)(bb)	19.17	(0.01)	(1.70	)(i)	—	(1.71)	—	—	—	—	17.46	(8.92)	(9.27)	1.01	0.95	(0.13)	(0.07)	1,152,489	35
Year ended May 31, 2015(w)(bb)	11.40	(0.02)	7.80		—	7.78	(0.01)	—	—	(0.01)	19.17	68.23	68.63	1.01	0.95	(0.20)	(0.14)	1,035,208	9
UltraPro Russell2000
Six Months ended November 30, 2019 (Unaudited)	60.84	0.22	18.04		—	18.26	—	—	—	—	79.10	30.00	29.66	1.80	0.95	(0.22)	0.63	90,963	29
Year ended May 31, 2019	95.44	0.29	(34.72)		—	(34.43)	(0.17)	—	—	(0.17)	60.84	(36.03)	(36.02)	1.56	0.95	(0.26)	0.35	76,056	24
Year ended May 31, 2018(y)	59.65	— (h)	35.79		—	35.79	—	—	—	—	95.44	59.98	60.17	1.53	0.95	(0.58)	— (j)	152,699	14
Year ended May 31, 2017(y)	37.53	(0.12)	22.26		—	22.14	(0.02)	—	—	(0.02)	59.65	59.00	59.15	1.58	0.95	(0.86)	(0.23)	113,344	24
Year ended May 31, 2016(y)	51.11	(0.08)	(13.50)		—	(13.58)	—	—	—	—	37.53	(26.57)	(26.51)	1.47	0.95	(0.73)	(0.20)	93,820	138
Year ended May 31, 2015(y)	40.07	(0.04)	11.08		—	11.04	—	—	—	—	51.11	27.55	27.25	1.24	0.95	(0.37)	(0.08)	107,327	38

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 287

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro S&P500®
Six Months ended November 30, 2019 (Unaudited)	$44.74	$0.22	$19.73		$—	$19.95	$(0.09)	$—	$—	$(0.09)	$64.60	44.65%	45.00%	0.92%	0.92%	0.78%	0.78%	$1,385,765	2%
Year ended May 31, 2019	46.32	0.42	(1.72	)(i)	—	(1.30)	(0.28)	—	—	(0.28)	44.74	(2.77)	(2.89)	0.92	0.92	0.87	0.87	1,105,011	15
Year ended May 31, 2018(bb)	34.13	0.18	12.04		—	12.22	(0.03)	—	—	(0.03)	46.32	35.82	35.93	0.92	0.92	0.43	0.43	1,445,225	3
Year ended May 31, 2017(bb)	22.31	(0.06)	11.91		—	11.85	(0.03)	—	—	(0.03)	34.13	53.16	53.44	0.95	0.95	(0.21)	(0.21)	880,462	93
Year ended May 31, 2016(bb)	23.62	0.12	(1.38	)(i)	—	(1.26)	(0.05)	—	—	(0.05)	22.31	(5.30)	(5.47)	0.95	0.95	0.57	0.57	689,508	18
Year ended May 31, 2015(n)(bb)	18.06	0.10	5.53		—	5.63	(0.07)	—	—	(0.07)	23.62	31.19	31.31	0.95	0.95	0.46	0.46	800,588	6
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2019 (Unaudited)	19.72	0.16	(4.55)		—	(4.39)	(0.16)	—	—	(0.16)	15.17	(22.34)	(21.99)	1.11	0.95	1.72	1.88	29,962	—
Year ended May 31, 2019	26.61	0.24	(6.95)		—	(6.71)	(0.18)	—	—	(0.18)	19.72	(25.37)	(27.02)	1.00	0.95	0.82	0.87	36,975	—
Year ended May 31, 2018	27.43	0.04	(0.86)		—	(0.82)	—	—	—	—	26.61	(3.02)	(1.89)	0.98	0.95	0.13	0.16	95,117	—
Year ended May 31, 2017	27.99	(0.16)	(0.40	)(i)	—	(0.56)	—	—	—	—	27.43	(1.99)	(2.05)	0.99	0.95	(0.63)	(0.59)	84,359	—
Year ended May 31, 2016	40.84	(0.30)	(12.55)		—	(12.85)	—	—	—	—	27.99	(31.46)	(32.21)	1.03	0.95	(0.92)	(0.85)	74,874	—
Year ended May 31, 2015	62.98	(0.45)	(21.69)		—	(22.14)	—	—	—	—	40.84	(35.15)	(34.35)	1.02	0.95	(1.01)	(0.94)	105,155	—
See accompanying notes to the financial statements.

288 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Communication Services Select Sector
Six Months ended November 30, 2019 (Unaudited)	$32.71	$0.11	$(10.78)	$—	$(10.67)	$(0.23)	$—	$—	$(0.23)	$21.81	(32.80)%	(32.74)%	6.11%	0.95%	(4.33)%	0.83%	$545	—%
January 15, 2019* through May 31, 2019	40.00	0.09	(7.35)	—	(7.26)	(0.03)	—	—	(0.03)	32.71	(18.15)	(18.39)	3.23	0.95	(1.59)	0.69	3,271	—
UltraPro Short Dow30SM
Six Months ended November 30, 2019 (Unaudited)	61.50	0.44	(21.14)	—	(20.70)	(0.51)	—	—	(0.51)	40.29	(33.78)	(33.87)	0.98	0.95	1.84	1.87	251,186	—
Year ended May 31, 2019(dd)	74.05	1.11	(12.67)	—	(11.56)	(0.99)	—	—	(0.99)	61.50	(15.73)	(15.64)	0.98	0.95	1.77	1.81	254,249	—
Year ended May 31, 2018(dd)	131.71	0.63	(58.09)	—	(57.46)	(0.20)	—	—	(0.20)	74.05	(43.63)	(43.65)	1.00	0.95	0.65	0.70	177,459	—
Year ended May 31, 2017(v)(dd)	243.51	(0.75)	(111.05)	—	(111.80)	—	—	—	—	131.71	(45.92)	(46.03)	0.97	0.95	(0.45)	(0.43)	202,052	—
Year ended May 31, 2016(v)(dd)	296.62	(2.34)	(50.77)	—	(53.11)	—	—	—	—	243.51	(17.91)	(17.71)	1.01	0.95	(0.85)	(0.80)	188,719	—
Year ended May 31, 2015(v)(dd)	432.51	(3.18)	(132.71)	—	(135.89)	—	—	—	—	296.62	(31.42)	(31.53)	1.04	0.95	(0.98)	(0.90)	142,744	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 289

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Financial Select Sector
Six Months ended November 30, 2019 (Unaudited)	$7.70	$0.03	$(3.14)		$—	$(3.11)	$(0.04)	$—	$—	$(0.04)	$4.55	(40.54)%	(40.46)%	5.37%	0.95%	(3.33)%	1.09%	$1,563	—%
Year ended May 31, 2019	8.02	0.08	(0.35)		—	(0.27)	(0.05)	—	—	(0.05)	7.70	(3.47)	(2.86)	6.59	0.95	(4.63)	1.01	1,491	—
Year ended May 31, 2018	15.38	0.02	(7.38)		—	(7.36)	—	—	—	—	8.02	(47.87)	(48.51)	6.01	0.95	(4.85)	0.21	751	—
Year ended May 31, 2017(u)	33.45	(0.13)	(17.94)		—	(18.07)	—	—	—	—	15.38	(54.02)	(53.80)	4.99	0.95	(4.67)	(0.63)	2,210	—
Year ended May 31, 2016(u)	41.86	(0.36)	(8.05	)(i)	—	(8.41)	—	—	—	—	33.45	(20.09)	(22.76)	3.19	0.95	(3.12)	(0.88)	2,300	—
Year ended May 31, 2015(u)	67.08	(0.48)	(24.74)		—	(25.22)	—	—	—	—	41.86	(37.60)	(35.05)	3.14	0.95	(3.13)	(0.94)	3,924	—
UltraPro Short MidCap400
Six Months ended November 30, 2019 (Unaudited)	9.86	0.04	(3.12)		—	(3.08)	(0.06)	—	—	(0.06)	6.72	(31.35)	(31.55)	3.59	0.95	(1.60)	1.05	2,479	—
Year ended May 31, 2019	9.01	0.10	0.79	(i)	—	0.89	(0.04)	—	—	(0.04)	9.86	9.82	12.55	4.18	0.95	(2.18)	1.04	2,650	—
Year ended May 31, 2018	14.44	— (h)	(5.43)		—	(5.43)	—	—	—	—	9.01	(37.57)	(37.90)	3.42	0.95	(2.44)	0.03	1,971	—
Year ended May 31, 2017	25.49	(0.10)	(10.95)		—	(11.05)	—	—	—	—	14.44	(43.36)	(44.34)	2.77	0.95	(2.40)	(0.58)	3,157	—
Year ended May 31, 2016	30.22	(0.27)	(4.46)		—	(4.73)	—	—	—	—	25.49	(15.66)	(15.56)	2.73	0.95	(2.60)	(0.82)	4,299	—
Year ended May 31, 2015	47.43	(0.36)	(16.85)		—	(17.21)	—	—	—	—	30.22	(36.29)	(36.47)	2.19	0.95	(2.17)	(0.93)	5,097	—

See accompanying notes to the financial statements.

290 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Nasdaq Biotechnology
Six Months ended November 30, 2019 (Unaudited)	$17.76	$0.02	$(8.28)		$—	$(8.26)	$(0.03)	$—	$—	$(0.03)	$9.47	(46.54)%	(46.33)%	2.72%	0.95%	(1.49)%	0.28%	$2,368	—%
Year ended May 31, 2019	19.06	0.06	(1.34	)(i)	—	(1.28)	(0.02)	—	—	(0.02)	17.76	(6.74)	(6.72)	2.62	0.95	(1.31)	0.36	5,326	—
Year ended May 31, 2018(aa)	35.47	(0.08)	(16.33)		—	(16.41)	—	—	—	—	19.06	(46.25)	(46.81)	2.08	0.95	(1.46)	(0.33)	3,812	—
Year ended May 31, 2017(aa)	53.49	(0.32)	(17.70)		—	(18.02)	—	—	—	—	35.47	(33.68)	(33.11)	1.77	0.95	(1.59)	(0.77)	7,094	—
June 22, 2015* through May 31, 2016	40.00	(0.46)	13.95		—	13.49	—	—	—	—	53.49	33.72	33.65	1.54	0.95	(1.46)	(0.87)	5,349	—
UltraPro Short QQQ
Six Months ended November 30, 2019 (Unaudited)	44.48	0.33	(19.13)		—	(18.80)	(0.43)	—	—	(0.43)	25.25	(42.52)	(42.51)	1.00	0.95	2.03	2.07	1,214,907	—
Year ended May 31, 2019(dd)	59.94	1.00	(15.50)		—	(14.50)	(0.96)	—	—	(0.96)	44.48	(24.46)	(24.35)	1.00	0.95	2.06	2.11	1,130,668	—
Year ended May 31, 2018(dd)	121.43	0.78	(62.01)		—	(61.23)	(0.26)	—	—	(0.26)	59.94	(50.46)	(50.55)	1.01	0.95	0.84	0.89	584,899	—
Year ended May 31, 2017(v)(dd)	280.42	(0.83)	(158.16)		—	(158.99)	—	—	—	—	121.43	(56.70)	(56.83)	1.01	0.95	(0.49)	(0.43)	495,886	—
Year ended May 31, 2016(v)(dd)	372.07	(2.73)	(88.92)		—	(91.65)	—	—	—	—	280.42	(24.63)	(24.37)	1.03	0.95	(0.89)	(0.82)	546,807	—
Year ended May 31, 2015(v)(dd)	757.57	(4.66)	(380.84)		—	(385.50)	—	—	—	—	372.07	(50.89)	(50.98)	1.05	0.95	(1.02)	(0.91)	345,302	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 291

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Russell2000
Six Months ended November 30, 2019 (Unaudited)	$28.95	$0.20	$(9.34)	$—	$(9.14)	$(0.21)	$—	$—	$(0.21)	$19.60	(31.71)%	(31.73)%	1.11%	0.95%	1.49%	1.65%	$62,988	—%
Year ended May 31, 2019	25.14	0.35	3.77	—	4.12	(0.31)	—	—	(0.31)	28.95	16.43	16.48	1.11	0.95	1.21	1.36	81,442	—
Year ended May 31, 2018	48.17	0.16	(23.12)	—	(22.96)	(0.07)	—	—	(0.07)	25.14	(47.68)	(47.68)	1.09	0.95	0.30	0.44	69,478	—
Year ended May 31, 2017(v)	97.53	(0.23)	(49.13)	—	(49.36)	—	—	—	—	48.17	(50.61)	(50.78)	1.06	0.95	(0.49)	(0.38)	111,425	—
Year ended May 31, 2016(v)	103.55	(0.93)	(5.09)	—	(6.02)	—	—	—	—	97.53	(5.80)	(5.70)	1.12	0.95	(0.97)	(0.81)	85,453	—
Year ended May 31, 2015(v)	167.81	(1.20)	(63.06)	—	(64.26)	—	—	—	—	103.55	(38.30)	(38.05)	1.12	0.95	(1.08)	(0.91)	76,486	—
UltraPro Short S&P500®
Six Months ended November 30, 2019 (Unaudited)	34.21	0.23	(12.27)	—	(12.04)	(0.26)	—	—	(0.26)	21.91	(35.34)	(35.32)	0.91	0.91	1.72	1.72	612,426	—
Year ended May 31, 2019	40.87	0.65	(6.68)	—	(6.03)	(0.63)	—	—	(0.63)	34.21	(14.89)	(14.86)	0.91	0.91	1.84	1.84	610,645	—
Year ended May 31, 2018(z)	63.81	0.37	(23.16)	—	(22.79)	(0.15)	—	—	(0.15)	40.87	(35.72)	(35.76)	0.91	0.91	0.75	0.75	463,787	—
Year ended May 31, 2017(z)	107.58	(0.34)	(43.43)	—	(43.77)	—	—	—	—	63.81	(40.70)	(40.88)	0.90	0.90	(0.41)	(0.41)	697,964	—
Year ended May 31, 2016(z)	133.42	(0.99)	(24.85)	—	(25.84)	—	—	—	—	107.58	(19.37)	(19.05)	0.91	0.91	(0.76)	(0.76)	820,483	—
Year ended May 31, 2015(z)	202.61	(1.44)	(67.75)	—	(69.19)	—	—	—	—	133.42	(34.15)	(34.27)	0.93	0.93	(0.88)	(0.88)	517,208	—

See accompanying notes to the financial statements.

292 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2019 (Unaudited)	$19.99	$0.16	$(1.17)		$—		$(1.01)	$(0.20)	$—	$—	$(0.20)	$18.78	(5.07)%	(4.83)%	1.04%	0.95%	1.63%	1.72%	$47,888	—%
Year ended May 31, 2019	22.73	0.26	(2.79)		—		(2.53)	(0.21)	—	—	(0.21)	19.99	(11.21)	(11.83)	0.97	0.95	1.12	1.14	66,966	—
Year ended May 31, 2018	21.23	0.04	1.46		—		1.50	—	—	—	—	22.73	7.03	7.53	0.95	0.95	0.19	0.19	142,045	—
Year ended May 31, 2017	21.20	(0.12)	0.15		—		0.03	—	—	—	—	21.23	0.14	0.09	0.97	0.95	(0.57)	(0.55)	125,279	—
Year ended May 31, 2016	23.68	(0.18)	(2.30)		—		(2.48)	—	—	—	—	21.20	(10.44)	(10.65)	0.98	0.95	(0.83)	(0.80)	155,850	—
Year ended May 31, 2015	26.89	(0.23)	(2.98)		—	(h)	(3.21)	—	—	—	—	23.68	(11.94)	(11.87)	0.98	0.95	(0.93)	(0.90)	250,964	—
UltraShort 20+ Year Treasury
Six Months ended November 30, 2019 (Unaudited)	29.69	0.27	(4.56)		—		(4.29)	(0.31)	—	—	(0.31)	25.09	(14.50)	(14.31)	0.92	0.92	2.06	2.06	608,651	—
Year ended May 31, 2019	36.01	0.45	(6.34)		—		(5.89)	(0.43)	—	—	(0.43)	29.69	(16.54)	(17.80)	0.90	0.90	1.22	1.22	886,565	—
Year ended May 31, 2018	36.35	0.13	(0.44	)(i)	—		(0.31)	(0.03)	—	—	(0.03)	36.01	(0.86)	(0.07)	0.89	0.89	0.35	0.35	1,843,935	—
Year ended May 31, 2017	36.37	(0.17)	0.15		—		(0.02)	—	—	—	—	36.35	(0.06)	(0.03)	0.90	0.90	(0.47)	(0.47)	2,053,938	—
Year ended May 31, 2016	45.92	(0.35)	(9.20)		—		(9.55)	—	—	—	—	36.37	(20.79)	(21.48)	0.93	0.93	(0.82)	(0.82)	2,116,937	—
Year ended May 31, 2015	60.47	(0.46)	(14.09)		—	(h)	(14.55)	—	—	—	—	45.92	(24.07)	(23.43)	0.93	0.93	(0.89)	(0.89)	3,016,996	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 293

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Basic Materials
Six Months ended November 30, 2019 (Unaudited)	$32.86	$0.08	$(8.10)	$—	$(8.02)	$(0.11)	$—	$—	$(0.11)	$24.73	(24.44)%	(24.46)%	2.00%	0.95%	(0.43)%	0.62%	$5,448	—%
Year ended May 31, 2019	26.50	0.15	6.27	—	6.42	(0.06)	—	—	(0.06)	32.86	24.22	25.02	2.15	0.95	(0.68)	0.51	5,598	—
Year ended May 31, 2018(aa)	36.80	(0.03)	(10.27)	—	(10.30)	—	—	—	—	26.50	(27.99)	(29.37)	2.01	0.95	(1.16)	(0.10)	4,515	—
Year ended May 31, 2017(aa)	53.94	(0.30)	(16.84)	—	(17.14)	—	—	—	—	36.80	(31.77)	(30.96)	1.70	0.95	(1.43)	(0.68)	8,114	—
Year ended May 31, 2016(aa)	54.50	(0.58)	0.02 (i)	—	(0.56)	—	—	—	—	53.94	(1.02)	0.22	1.43	0.95	(1.34)	(0.85)	14,589	—
Year ended May 31, 2015(aa)	58.91	(0.52)	(3.89)	—	(4.41)	—	—	—	—	54.50	(7.49)	(8.56)	1.61	0.95	(1.56)	(0.90)	12,015	—
UltraShort Communication Services Select Sector
Six Months ended November 30, 2019 (Unaudited)	35.42	0.23	(7.90)	—	(7.67)	(0.49)	—	—	(0.49)	27.26	(21.88)	(21.92)	5.47	0.95	(3.02)	1.49	682	—
January 15, 2019* through May 31, 2019	40.00	0.20	(4.69)	—	(4.49)	(0.09)	—	—	(0.09)	35.42	(11.23)	(11.39)	3.08	0.95	(0.64)	1.50	3,542	—
UltraShort Consumer Goods
Six Months ended November 30, 2019 (Unaudited)	15.22	0.09	(3.52)	—	(3.43)	(0.11)	—	—	(0.11)	11.68	(22.55)	(22.38)	3.89	0.95	(1.60)	1.34	1,898	—
Year ended May 31, 2019	16.41	0.17	(1.23)	—	(1.06)	(0.13)	—	—	(0.13)	15.22	(6.43)	(6.18)	3.75	0.95	(1.70)	1.10	3,234	—
Year ended May 31, 2018	15.20	0.04	1.17	—	1.21	—	—	—	—	16.41	7.94	7.99	3.75	0.95	(2.53)	0.27	2,665	—
Year ended May 31, 2017	19.66	(0.10)	(4.36)	—	(4.46)	—	—	—	—	15.20	(22.68)	(22.90)	3.67	0.95	(3.30)	(0.58)	1,709	—
Year ended May 31, 2016	24.90	(0.19)	(5.05)	—	(5.24)	—	—	—	—	19.66	(21.05)	(20.77)	4.88	0.95	(4.77)	(0.84)	2,211	—
Year ended May 31, 2015	31.56	(0.26)	(6.40)	—	(6.66)	—	—	—	—	24.90	(21.11)	(21.41)	4.05	0.95	(4.04)	(0.94)	4,045	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

294 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Consumer Services
Six Months ended November 30, 2019 (Unaudited)	$16.69	$0.14	$(3.18)	$—	$(3.04)	$(0.23)	$—	$—	$(0.23)	$13.42	(18.32)%	(18.29)%	8.04%	0.95%	(5.15)%	1.95%	$836	—%
Year ended May 31, 2019	21.57	0.29	(4.93)	—	(4.64)	(0.24)	—	—	(0.24)	16.69	(21.58)	(21.30)	7.14	0.95	(4.63)	1.57	623	—
Year ended May 31, 2018	28.51	0.08	(7.00)	—	(6.92)	(0.02)	—	—	(0.02)	21.57	(24.27)	(28.36)	4.82	0.95	(3.55)	0.32	1,344	—
Year ended May 31, 2017	40.31	(0.18)	(11.62)	—	(11.80)	—	—	—	—	28.51	(29.29)	(26.49)	4.24	0.95	(3.81)	(0.52)	1,776	—
Year ended May 31, 2016	46.04	(0.35)	(5.38)	—	(5.73)	—	—	—	—	40.31	(12.43)	(10.02)	3.56	0.95	(3.40)	(0.79)	2,512	—
Year ended May 31, 2015(m)	69.80	(0.53)	(23.23)	—	(23.76)	—	—	—	—	46.04	(34.04)	(35.32)	2.41	0.95	(2.37)	(0.91)	4,027	—
UltraShort Dow30SM
Six Months ended November 30, 2019 (Unaudited)	30.75	0.21	(7.36)	—	(7.15)	(0.21)	—	—	(0.21)	23.39	(23.30)	(23.33)	1.00	0.95	1.55	1.60	153,320	—
Year ended May 31, 2019	34.05	0.50	(3.35)	—	(2.85)	(0.45)	—	—	(0.45)	30.75	(8.44)	(8.45)	1.01	0.95	1.59	1.64	143,100	—
Year ended May 31, 2018(z)	49.19	0.25	(15.29)	—	(15.04)	(0.10)	—	—	(0.10)	34.05	(30.57)	(30.61)	0.99	0.95	0.59	0.63	143,173	—
Year ended May 31, 2017(z)	73.49	(0.27)	(24.03)	—	(24.30)	—	—	—	—	49.19	(33.07)	(33.08)	0.98	0.95	(0.50)	(0.46)	229,012	—
Year ended May 31, 2016(z)	81.74	(0.69)	(7.56)	—	(8.25)	—	—	—	—	73.49	(10.10)	(10.08)	0.99	0.95	(0.87)	(0.83)	216,310	—
Year ended May 31, 2015(z)	103.91	(0.83)	(21.34)	—	(22.17)	—	—	—	—	81.74	(21.33)	(21.29)	1.01	0.95	(0.97)	(0.90)	226,294	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 295

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Financials
Six Months ended November 30, 2019 (Unaudited)	$18.97	$0.09	$(4.62)	$—		$(4.53)	$(0.10)	$—	$—	$(0.10)	$14.34	(23.98)%	(24.03)%	1.20%	0.95%	0.90%	1.16%	$28,246	—%
Year ended May 31, 2019	20.55	0.11	(1.64)	—		(1.53)	(0.05)	—	—	(0.05)	18.97	(7.44)	(7.38)	1.20	0.95	0.32	0.57	27,413	—
Year ended May 31, 2018	29.03	— (h)	(8.48)	—		(8.48)	—	—	—	—	20.55	(29.21)	(29.41)	1.13	0.95	(0.16)	0.02	27,635	—
Year ended May 31, 2017	42.76	(0.17)	(13.56)	—		(13.73)	—	—	—	—	29.03	(32.12)	(31.82)	1.10	0.95	(0.64)	(0.49)	49,924	—
Year ended May 31, 2016	48.25	(0.40)	(5.09)	—		(5.49)	—	—	—	—	42.76	(11.38)	(11.55)	1.10	0.95	(0.97)	(0.82)	55,371	—
Year ended May 31, 2015(k)	65.00	(0.50)	(16.25)	—		(16.75)	—	—	—	—	48.25	(25.76)	(25.83)	1.13	0.95	(1.08)	(0.90)	56,449	—
UltraShort FTSE China 50
Six Months ended November 30, 2019 (Unaudited)	69.54	0.28	(5.45)	—		(5.17)	(0.39)	—	—	(0.39)	63.98	(7.43)	(7.37)	1.18	0.95	0.64	0.87	38,513	—
Year ended May 31, 2019	61.78	0.63	7.39	—		8.02	(0.26)	—	—	(0.26)	69.54	13.02	12.97	1.20	0.95	0.68	0.93	38,384	—
Year ended May 31, 2018(z)	99.51	0.03	(37.76)	—		(37.73)	—	—	—	—	61.78	(37.91)	(38.02)	1.20	0.95	(0.21)	0.04	27,923	—
Year ended May 31, 2017(z)	165.98	(0.71)	(65.76)	—		(66.47)	—	—	—	—	99.51	(40.05)	(40.27)	1.15	0.95	(0.77)	(0.57)	43,798	—
Year ended May 31, 2016(z)	112.87	(1.40)	54.51	—		53.11	—	—	—	—	165.98	47.05	47.77	1.13	0.95	(1.01)	(0.83)	62,681	—
Year ended May 31, 2015(z)	248.62	(1.61)	(134.14)	—	(h)	(135.75)	—	—	—	—	112.87	(54.60)	(54.61)	1.18	0.95	(1.13)	(0.90)	46,855	—

See accompanying notes to the financial statements.

296 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort FTSE Europe
Six Months ended November 30, 2019 (Unaudited)	$34.43	$0.14	$(6.16)	$—		$(6.02)	$(0.16)	$—	$—	$(0.16)	$28.25	(17.52)%	(17.55)%	1.43%	0.95%	0.41%	0.89%	$13,055	—%
Year ended May 31, 2019	31.32	0.27	2.98	—		3.25	(0.14)	—	—	(0.14)	34.43	10.37	10.13	1.31	0.95	0.43	0.79	16,770	—
Year ended May 31, 2018	36.36	0.04	(5.08)	—		(5.04)	—	—	—	—	31.32	(13.87)	(13.74)	1.17	0.95	(0.11)	0.11	18,386	—
Year ended May 31, 2017	55.55	(0.30)	(18.89)	—		(19.19)	—	—	—	—	36.36	(34.56)	(34.56)	1.09	0.95	(0.74)	(0.60)	32,254	—
Year ended May 31, 2016	51.12	(0.49)	4.92 (i)	—		4.43	—	—	—	—	55.55	8.67	8.63	1.13	0.95	(1.02)	(0.84)	42,337	—
Year ended May 31, 2015	52.38	(0.53)	(0.73)	—	(h)	(1.26)	—	—	—	—	51.12	(2.40)	(2.33)	1.21	0.95	(1.18)	(0.92)	26,178	—
UltraShort Health Care
Six Months ended November 30, 2019 (Unaudited)	24.56	0.14	(6.24)	—		(6.10)	(0.18)	—	—	(0.18)	18.28	(24.94)	(24.83)	3.69	0.95	(1.46)	1.28	2,028	—
Year ended May 31, 2019	28.86	0.31	(4.49)	—		(4.18)	(0.12)	—	—	(0.12)	24.56	(14.46)	(13.10)	4.94	0.95	(2.67)	1.32	2,724	—
Year ended May 31, 2018	37.57	0.04	(8.75)	—		(8.71)	—	—	—	—	28.86	(23.19)	(26.26)	6.35	0.95	(5.25)	0.14	1,036	—
Year ended May 31, 2017	46.71	(0.28)	(8.86)	—		(9.14)	—	—	—	—	37.57	(19.56)	(17.22)	3.49	0.95	(3.17)	(0.64)	1,349	—
Year ended May 31, 2016	48.12	(0.41)	(1.00)	—		(1.41)	—	—	—	—	46.71	(2.95)	(3.54)	3.52	0.95	(3.37)	(0.81)	2,845	—
Year ended May 31, 2015(m)	86.03	(0.56)	(37.35)	—		(37.91)	—	—	—	—	48.12	(44.07)	(44.43)	4.39	0.95	(4.33)	(0.90)	1,729	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 297

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Industrials
Six Months ended November 30, 2019 (Unaudited)	$14.84	$0.07	$(3.75)	$—	$(3.68)	$(0.10)	$—	$—	$(0.10)	$11.06	(24.84)%	(24.87)%	4.14%	0.95%	(2.12)%	1.07%	$1,503	—%
Year ended May 31, 2019	16.37	0.16	(1.58)	—	(1.42)	(0.11)	—	—	(0.11)	14.84	(8.75)	(8.49)	3.38	0.95	(1.41)	1.02	2,386	—
Year ended May 31, 2018	22.10	0.04	(5.77)	—	(5.73)	—	—	—	—	16.37	(25.93)	(26.47)	3.16	0.95	(2.00)	0.21	3,042	—
Year ended May 31, 2017	33.98	(0.15)	(11.73)	—	(11.88)	—	—	—	—	22.10	(34.95)	(34.83)	2.81	0.95	(2.41)	(0.55)	3,002	—
Year ended May 31, 2016	39.83	(0.34)	(5.51)	—	(5.85)	—	—	—	—	33.98	(14.70)	(14.24)	2.57	0.95	(2.45)	(0.83)	4,615	—
Year ended May 31, 2015	48.83	(0.40)	(8.60)	—	(9.00)	—	—	—	—	39.83	(18.43)	(19.15)	3.05	0.95	(3.00)	(0.90)	4,415	—
UltraShort MidCap400
Six Months ended November 30, 2019 (Unaudited)	18.92	0.09	(4.05)	—	(3.96)	(0.13)	—	—	(0.13)	14.83	(21.02)	(21.18)	3.34	0.95	(1.29)	1.10	3,032	—
Year ended May 31, 2019	17.39	0.22	1.48	—	1.70	(0.17)	—	—	(0.17)	18.92	9.83	11.13	2.90	0.95	(0.72)	1.23	2,923	—
Year ended May 31, 2018	23.41	0.04	(6.06)	—	(6.02)	—	—	—	—	17.39	(25.73)	(26.36)	2.39	0.95	(1.23)	0.22	3,556	—
Year ended May 31, 2017	33.69	(0.17)	(10.11)	—	(10.28)	—	—	—	—	23.41	(30.51)	(30.63)	1.93	0.95	(1.57)	(0.60)	4,787	—
Year ended May 31, 2016	36.71	(0.33)	(2.69)	—	(3.02)	—	—	—	—	33.69	(8.22)	(8.20)	2.02	0.95	(1.90)	(0.83)	6,889	—
Year ended May 31, 2015	48.84	(0.40)	(11.73)	—	(12.13)	—	—	—	—	36.71	(24.85)	(24.83)	1.83	0.95	(1.80)	(0.92)	5,671	—

See accompanying notes to the financial statements.

298 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE														RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Brazil Capped
Six Months ended November 30, 2019 (Unaudited)	$27.30	$0.20	$(3.62)		$—		$(3.42)	$(0.20)	$—	$—	$(0.20)	$23.68	(12.52)%	(12.36)%	1.16%	0.95%	1.45%	1.66%	$25,102	—%
Year ended May 31, 2019	53.89	0.42	(26.81)		—		(26.39)	(0.20)	—	—	(0.20)	27.30	(49.00)	(49.02)	1.14	0.95	0.96	1.15	29,616	—
Year ended May 31, 2018(cc)	68.24	0.06	(14.41)		—		(14.35)	—	—	—	—	53.89	(21.04)	(21.01)	1.18	0.95	(0.11)	0.12	30,170	—
Year ended May 31, 2017(cc)	200.11	(0.46)	(131.41)		—		(131.87)	—	—	—	—	68.24	(65.90)	(65.93)	1.12	0.95	(0.69)	(0.52)	30,707	—
Year ended May 31, 2016(o)(cc)	229.92	(2.24)	(27.57	)(i)	—		(29.81)	—	—	—	—	200.11	(12.97)	(12.86)	1.20	0.95	(1.10)	(0.85)	61,031	—
Year ended May 31, 2015(o)(cc)	170.56	(1.66)	61.01		0.01		59.36	—	—	—	—	229.92	34.81	34.68	1.35	0.95	(1.32)	(0.92)	29,885	—
UltraShort MSCI EAFE
Six Months ended November 30, 2019 (Unaudited)	25.89	0.09	(4.46)		—		(4.37)	(0.13)	—	—	(0.13)	21.39	(16.92)	(16.58)	3.93	0.95	(2.24)	0.74	1,870	—
Year ended May 31, 2019	23.15	0.18	2.65		—		2.83	(0.09)	—	—	(0.09)	25.89	12.24	12.11	2.87	0.95	(1.23)	0.70	3,557	—
Year ended May 31, 2018	27.32	0.03	(4.20)		—		(4.17)	—	—	—	—	23.15	(15.26)	(15.09)	3.00	0.95	(1.94)	0.11	3,181	—
Year ended May 31, 2017	39.69	(0.23)	(12.14)		—		(12.37)	—	—	—	—	27.32	(31.18)	(31.29)	2.11	0.95	(1.82)	(0.66)	3,754	—
Year ended May 31, 2016	35.96	(0.36)	4.09	(i)	—		3.73	—	—	—	—	39.69	10.38	10.35	2.34	0.95	(2.25)	(0.86)	7,439	—
Year ended May 31, 2015	37.99	(0.37)	(1.66)		—	(h)	(2.03)	—	—	—	—	35.96	(5.34)	(5.32)	2.62	0.95	(2.58)	(0.92)	3,144	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 299

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2019 (Unaudited)	$46.57	$0.22	$(5.39)	$—		$(5.17)	$(0.27)	$—	$—	$(0.27)	$41.13	(11.12)%	(11.05)%	1.33%	0.95%	0.62%	1.00%	$15,991	—%
Year ended May 31, 2019	42.20	0.47	4.21	—		4.68	(0.31)	—	—	(0.31)	46.57	11.11	11.05	1.26	0.95	0.70	1.01	19,271	—
Year ended May 31, 2018(cc)	58.06	0.10	(15.96)	—		(15.86)	—	—	—	—	42.20	(27.31)	(27.45)	1.18	0.95	(0.01)	0.22	15,352	—
Year ended May 31, 2017(cc)	103.71	(0.40)	(45.25)	—		(45.65)	—	—	—	—	58.06	(44.02)	(44.03)	1.12	0.95	(0.69)	(0.52)	32,161	—
Year ended May 31, 2016(cc)	86.13	(0.91)	18.49	—		17.58	—	—	—	—	103.71	20.41	20.42	1.06	0.95	(0.92)	(0.81)	57,450	—
Year ended May 31, 2015(cc)	92.79	(0.80)	(5.86)	—	(h)	(6.66)	—	—	—	—	86.13	(7.17)	(7.06)	1.20	0.95	(1.15)	(0.90)	36,514	—
UltraShort MSCI Japan
Six Months ended November 30, 2019 (Unaudited)	31.53	0.05	(7.22)	—		(7.17)	(0.06)	—	—	(0.06)	24.30	(22.74)	(22.27)	2.02	0.95	(0.68)	0.39	5,466	—
Year ended May 31, 2019	26.01	0.02	5.51	—		5.53	(0.01)	—	—	(0.01)	31.53	21.26	21.50	2.01	0.95	(1.00)	0.06	7,091	—
Year ended May 31, 2018	34.57	(0.04)	(8.52)	—		(8.56)	—	—	—	—	26.01	(24.78)	(25.42)	1.66	0.95	(0.84)	(0.13)	5,199	—
Year ended May 31, 2017	48.16	(0.27)	(13.32)	—		(13.59)	—	—	—	—	34.57	(28.22)	(27.90)	1.48	0.95	(1.18)	(0.66)	10,369	—
Year ended May 31, 2016	46.92	(0.42)	1.66 (i)	—		1.24	—	—	—	—	48.16	2.64	2.36	1.48	0.95	(1.35)	(0.83)	18,055	—
Year ended May 31, 2015	66.57	(0.55)	(19.11)	0.01		(19.65)	—	—	—	—	46.92	(29.51)	(29.61)	1.76	0.95	(1.74)	(0.93)	9,380	—

See accompanying notes to the financial statements.

300 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2019 (Unaudited)	$20.55	$0.13	$(6.78)	$—	$(6.65)	$(0.18)	$—	$—	$(0.18)	$13.72	(32.61)%	(32.60)%	1.26%	0.95%	1.15%	1.47%	$19,684	—%
Year ended May 31, 2019	20.12	0.23	0.35	—	0.58	(0.15)	—	—	(0.15)	20.55	2.95	3.15	1.21	0.95	1.03	1.28	26,408	—
Year ended May 31, 2018	29.03	0.02	(8.93)	—	(8.91)	—	—	—	—	20.12	(30.69)	(30.75)	1.12	0.95	(0.06)	0.10	31,888	—
Year ended May 31, 2017	36.12	(0.17)	(6.92)	—	(7.09)	—	—	—	—	29.03	(19.64)	(19.61)	1.11	0.95	(0.70)	(0.54)	54,714	—
Year ended May 31, 2016	29.71	(0.29)	6.70	—	6.41	—	—	—	—	36.12	21.55	21.26	1.08	0.95	(0.97)	(0.84)	68,082	—
Year ended May 31, 2015(l)	82.28	(0.41)	(52.16)	—	(52.57)	—	—	—	—	29.71	(63.89)	(63.81)	1.15	0.95	(1.12)	(0.92)	112,465	—
UltraShort Oil & Gas
Six Months ended November 30, 2019 (Unaudited)	46.07	0.12	(2.61)	—	(2.49)	(0.11)	—	—	(0.11)	43.47	(5.39)	(5.72)	1.33	0.95	0.17	0.55	15,958	—
Year ended May 31, 2019	31.03	0.26	14.97	—	15.23	(0.19)	—	—	(0.19)	46.07	49.15	49.61	1.31	0.95	0.37	0.74	19,218	—
Year ended May 31, 2018	48.40	0.03	(17.40)	—	(17.37)	—	—	—	—	31.03	(35.89)	(35.92)	1.18	0.95	(0.15)	0.08	23,801	—
Year ended May 31, 2017	51.67	(0.23)	(3.04)	—	(3.27)	—	—	—	—	48.40	(6.33)	(6.41)	1.11	0.95	(0.68)	(0.52)	34,708	—
Year ended May 31, 2016	50.95	(0.50)	1.22 (i)	—	0.72	—	—	—	—	51.67	1.41	1.49	1.12	0.95	(0.96)	(0.79)	55,135	—
Year ended May 31, 2015	41.23	(0.43)	10.15	—	9.72	—	—	—	—	50.95	23.57	23.60	1.14	0.95	(1.10)	(0.91)	44,177	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 301

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort QQQ
Six Months ended November 30, 2019 (Unaudited)	$36.68	$0.28	$(11.14)	$—	$(10.86)	$(0.37)	$—	$—	$(0.37)	$25.45	(29.79)%	(29.83)%	1.02%	0.95%	1.84%	1.92%	$323,038	—%
Year ended May 31, 2019	42.90	0.75	(6.28)	—	(5.53)	(0.69)	—	—	(0.69)	36.68	(13.01)	(12.94)	1.03	0.95	1.88	1.95	355,626	—
Year ended May 31, 2018(z)	66.84	0.36	(24.17)	—	(23.81)	(0.13)	—	—	(0.13)	42.90	(35.64)	(35.63)	1.02	0.95	0.59	0.66	257,160	—
Year ended May 31, 2017(z)	115.58	(0.44)	(48.30)	—	(48.74)	—	—	—	—	66.84	(42.17)	(42.27)	1.03	0.95	(0.56)	(0.48)	281,358	—
Year ended May 31, 2016(z)	134.54	(1.07)	(17.89)	—	(18.96)	—	—	—	—	115.58	(14.09)	(14.04)	1.03	0.95	(0.91)	(0.83)	389,736	—
Year ended May 31, 2015(z)	212.73	(1.49)	(76.70)	—	(78.19)	—	—	—	—	134.54	(36.75)	(36.82)	1.04	0.95	(1.00)	(0.90)	337,622	—
UltraShort Real Estate
Six Months ended November 30, 2019 (Unaudited)	22.65	0.16	(3.66)	—	(3.50)	(0.20)	—	—	(0.20)	18.95	(15.52)	(15.51)	1.37	0.95	1.19	1.62	18,867	—
Year ended May 31, 2019	30.41	0.33	(7.87)	—	(7.54)	(0.22)	—	—	(0.22)	22.65	(24.94)	(24.88)	1.32	0.95	0.88	1.25	21,421	—
Year ended May 31, 2018	32.86	0.05	(2.50)	—	(2.45)	—	—	—	—	30.41	(7.45)	(7.63)	1.18	0.95	(0.07)	0.16	21,160	—
Year ended May 31, 2017	38.46	(0.19)	(5.41)	—	(5.60)	—	—	—	—	32.86	(14.57)	(14.50)	1.19	0.95	(0.78)	(0.53)	34,364	—
Year ended May 31, 2016	50.39	(0.38)	(11.55)	—	(11.93)	—	—	—	—	38.46	(23.67)	(23.68)	1.24	0.95	(1.09)	(0.80)	38,299	—
Year ended May 31, 2015(m)	64.01	(0.49)	(13.13)	—	(13.62)	—	—	—	—	50.39	(21.28)	(21.32)	1.32	0.95	(1.26)	(0.89)	32,645	—

See accompanying notes to the financial statements.

302 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE												RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Russell2000
Six Months ended November 30, 2019 (Unaudited)	$16.97	$0.09	$(3.68)	$—	$(3.59)	$(0.11)	$—	$—	$(0.11)	$13.27	(21.22)%	(21.01)%	1.09%	0.95%	1.07%	1.21%	$83,732	—%
Year ended May 31, 2019	14.93	0.18	2.02	—	2.20	(0.16)	—	—	(0.16)	16.97	14.83	14.83	1.08	0.95	1.03	1.16	98,592	—
Year ended May 31, 2018	22.59	0.09	(7.72)	—	(7.63)	(0.03)	—	—	(0.03)	14.93	(33.77)	(33.84)	1.06	0.95	0.36	0.47	88,972	—
Year ended May 31, 2017	35.34	(0.11)	(12.64)	—	(12.75)	—	—	—	—	22.59	(36.10)	(36.12)	1.05	0.95	(0.51)	(0.41)	174,120	—
Year ended May 31, 2016	35.51	(0.32)	0.15	—	(0.17)	—	—	—	—	35.34	(0.48)	(0.62)	1.04	0.95	(0.91)	(0.82)	217,694	—
Year ended May 31, 2015	47.93	(0.38)	(12.04)	—	(12.42)	—	—	—	—	35.51	(25.91)	(25.74)	1.05	0.95	(1.01)	(0.91)	193,873	—
UltraShort S&P500®
Six Months ended November 30, 2019 (Unaudited)	35.25	0.23	(8.81)	—	(8.58)	(0.27)	—	—	(0.27)	26.40	(24.43)	(24.44)	0.90	0.90	1.57	1.57	1,077,082	—
Year ended May 31, 2019	38.73	0.59	(3.51)	—	(2.92)	(0.56)	—	—	(0.56)	35.25	(7.60)	(7.60)	0.89	0.89	1.65	1.65	1,131,491	—
Year ended May 31, 2018(x)	51.32	0.28	(12.76)	—	(12.48)	(0.11)	—	—	(0.11)	38.73	(24.31)	(24.33)	0.90	0.90	0.63	0.63	848,104	—
Year ended May 31, 2017(x)	72.17	(0.27)	(20.58)	—	(20.85)	—	—	—	—	51.32	(28.89)	(29.00)	0.89	0.89	(0.44)	(0.44)	1,418,175	—
Year ended May 31, 2016(x)	81.21	(0.62)	(8.42)	—	(9.04)	—	—	—	—	72.17	(11.13)	(10.94)	0.90	0.90	(0.76)	(0.76)	2,167,620	—
Year ended May 31, 2015(x)	106.07	(0.79)	(24.07)	—	(24.86)	—	—	—	—	81.21	(23.44)	(23.58)	0.91	0.91	(0.86)	(0.86)	1,376,227	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 303

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Semiconductors
Six Months ended November 30, 2019 (Unaudited)	$32.51	$0.10	$(15.56)		$—	$(15.46)	$(0.16)	$—	$—	$(0.16)	$16.89	(47.72)%	(47.53)%	1.73%	0.95%	0.21%	0.98%	$9,188	—%
Year ended May 31, 2019(ee)	29.82	0.37	2.66	(i)	—	3.03	(0.34)	—	—	(0.34)	32.51	10.15	9.44	2.47	0.95	(0.33)	1.19	7,119	—
Year ended May 31, 2018(aa)(ee)	61.67	0.12	(31.97)		—	(31.85)	—	—	—	—	29.82	(51.65)	(51.57)	2.71	0.95	(1.50)	0.26	3,920	—
Year ended May 31, 2017(aa)(ee)	146.96	(0.48)	(84.81)		—	(85.29)	—	—	—	—	61.67	(58.04)	(58.54)	2.33	0.95	(1.90)	(0.52)	4,255	—
Year ended May 31, 2016(aa)(ee)	161.46	(1.58)	(12.92	)(i)	—	(14.50)	—	—	—	—	146.96	(8.98)	(7.47)	3.31	0.95	(3.21)	(0.84)	2,792	—
Year ended May 31, 2015(l)(aa)(ee)	315.73	(1.91)	(152.36)		—	(154.27)	—	—	—	—	161.46	(48.86)	(49.39)	3.07	0.95	(3.01)	(0.89)	3,067	—
UltraShort SmallCap600
Six Months ended November 30, 2019 (Unaudited)	15.49	0.05	(3.58)		—	(3.53)	(0.08)	—	—	(0.08)	11.88	(22.85)	(22.88)	3.27	0.95	(1.51)	0.81	2,653	—
Year ended May 31, 2019	13.16	0.17	2.29		—	2.46	(0.13)	—	—	(0.13)	15.49	18.83	17.33	3.39	0.95	(1.22)	1.22	3,459	—
Year ended May 31, 2018	20.59	0.04	(7.47)		—	(7.43)	—	—	—	—	13.16	(36.11)	(35.88)	3.37	0.95	(2.21)	0.22	2,281	—
Year ended May 31, 2017	31.79	(0.14)	(11.06)		—	(11.20)	—	—	—	—	20.59	(35.22)	(34.72)	3.22	0.95	(2.86)	(0.59)	2,540	—
Year ended May 31, 2016	35.85	(0.31)	(3.75)		—	(4.06)	—	—	—	—	31.79	(11.34)	(10.55)	2.89	0.95	(2.78)	(0.83)	3,920	—
Year ended May 31, 2015	47.35	(0.39)	(11.11)		—	(11.50)	—	—	—	—	35.85	(24.27)	(25.22)	2.44	0.95	(2.41)	(0.93)	4,422	—

See accompanying notes to the financial statements.

304 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE													RATIOS/SUPPLEMENTAL DATA
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)		RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Technology
Six Months ended November 30, 2019 (Unaudited)	$21.28	$0.10	$(7.59)		$—	$(7.49)	$(0.13)	$—	$—	$(0.13)	$13.66	(35.37)%	(35.29)%	2.36%	0.95%	(0.24)%	1.17%	$4,459	—%
Year ended May 31, 2019(ee)	25.38	0.30	(4.18)		—	(3.88)	(0.22)	—	—	(0.22)	21.28	(15.34)	(15.28)	2.68	0.95	(0.43)	1.30	5,354	—
Year ended May 31, 2018(ee)	44.04	0.07	(18.73)		—	(18.66)	—	—	—	—	25.38	(42.37)	(42.74)	2.87	0.95	(1.71)	0.21	3,212	—
Year ended May 31, 2017(ee)	84.45	(0.38)	(40.03)		—	(40.41)	—	—	—	—	44.04	(47.85)	(47.52)	2.78	0.95	(2.43)	(0.59)	2,270	—
Year ended May 31, 2016(ee)	96.57	(0.84)	(11.28)		—	(12.12)	—	—	—	—	84.45	(12.55)	(12.30)	2.22	0.95	(2.12)	(0.85)	4,352	—
Year ended May 31, 2015(k)(ee)	145.52	(1.01)	(47.94)		—	(48.95)	—	—	—	—	96.57	(33.64)	(34.12)	2.60	0.95	(2.54)	(0.90)	7,391	—
UltraShort Utilities
Six Months ended November 30, 2019 (Unaudited)	18.64	0.06	(3.03)		—	(2.97)	(0.09)	—	—	(0.09)	15.58	(15.91)	(15.77)	2.61	0.95	(0.89)	0.77	4,480	—
Year ended May 31, 2019	25.82	0.11	(7.25)		—	(7.14)	(0.04)	—	—	(0.04)	18.64	(27.69)	(27.75)	2.41	0.95	(0.98)	0.49	4,427	—
Year ended May 31, 2018	25.90	(0.04)	(0.04	)(i)	—	(0.08)	—	—	—	—	25.82	(0.32)	0.00 (j)	1.78	0.95	(0.98)	(0.15)	5,487	—
Year ended May 31, 2017	35.17	(0.20)	(9.07)		—	(9.27)	—	—	—	—	25.90	(26.35)	(26.83)	1.72	0.95	(1.39)	(0.62)	7,447	—
Year ended May 31, 2016	50.80	(0.41)	(15.22)		—	(15.63)	—	—	—	—	35.17	(30.77)	(30.06)	2.63	0.95	(2.53)	(0.85)	3,956	—
Year ended May 31, 2015(k)	63.73	(0.49)	(12.44)		—	(12.93)	—	—	—	—	50.80	(20.28)	(21.04)	2.66	0.95	(2.62)	(0.92)	8,255	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 305

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.005%.

(k)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective November 6, 2014.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 6, 2014.

(m)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 20, 2015.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 20, 2015.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective November 13, 2015.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective November 13, 2015.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective November 13, 2015.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective June 24, 2016.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective July 25, 2016.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective July 25, 2016.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 12, 2017.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 12, 2017.

(w)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 12, 2017.

(x)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective July 17, 2017.

(y)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective July 17, 2017.

(z)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 24, 2018.

(aa)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 24, 2018.

(bb)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 24, 2018.

(cc)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 24, 2018.

(dd)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 24, 2019.

(ee)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 24, 2019.

See accompanying notes to the financial statements.

306 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

NOTES TO FINANCIAL STATEMENTS

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 307

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 120 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act.

2. Significant Accounting Policies

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00 p.m. Eastern Time) on each business day. The NAV of ProShares Short 7-10 Year Treasury, ProShares Short 20+ Year Treasury, ProShares Ultra 7-10 Year Treasury, ProShares Ultra 20+ Year Treasury, ProShares UltraPro Short 20+ Year Treasury, ProShares UltraShort 7-10 Year Treasury and ProShares UltraShort 20+ Year Treasury is typically calculated as of 3:00 p.m. (Eastern Time) on each business day.

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the "Advisor") determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

308 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The following is a summary of the valuations as of November 30, 2019, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices				LEVEL 2 - Other Significant Observable Inputs				Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Securities Lending Reinvestments	Futures Contracts*	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Short 7-10 Year Treasury	—	—	—	$1,494	—	$6,266,744	$15,227,042	$(1,703,146)	$21,493,786	$(1,701,652)
Short 20+ Year Treasury	—	—	—	37,720	—	196,531,111	62,039,027	(34,542,950)	258,570,138	(34,505,230)
Short Basic Materials	—	—	—	—	—	—	2,226,129	(1,414)	2,226,129	(1,414)
Short Dow30SM	—	—	—	(717,938)	—	171,603,782	61,706,302	(7,655,405)	233,310,084	(8,373,343)
Short Financials	—	—	—	—	—	5,510,041	12,269,066	(499,153)	17,779,107	(499,153)
Short FTSE China 50	—	—	—	—	—	—	5,643,005	144,567	5,643,005	144,567
Short High Yield	—	—	—	—	—	75,556,037	38,902,251	(8,027,584)	114,458,288	(8,027,584)
Short MidCap400	—	—	—	(15,885)	—	—	11,011,430	(897,002)	11,011,430	(912,887)
Short MSCI EAFE	—	—	—	—	—	9,093,458	14,405,063	(3,365,850)	23,498,521	(3,365,850)
Short MSCI Emerging Markets	—	—	—	—	—	51,683,474	15,566,967	(1,184,231)	67,250,441	(1,184,231)
Short Oil & Gas	—	—	—	—	—	—	1,511,114	34,478	1,511,114	34,478
Short QQQ	—	—	—	(219,209)	—	415,019,441	133,158,693	(37,465,359)	548,178,134	(37,684,568)
Short Real Estate	—	—	—	—	—	—	7,507,367	(177,686)	7,507,367	(177,686)
Short Russell2000	—	—	—	(238,342)	—	211,509,841	73,720,625	(17,235,141)	285,230,466	(17,473,483)
Short S&P500®	—	—	—	(2,049,322)	—	1,758,588,349	283,736,295	(127,174,814)	2,042,324,644	(129,224,136)
Short SmallCap600	—	—	—	—	—	—	3,172,948	(89,943)	3,172,948	(89,943)
Ultra 7-10 Year Treasury	—	—	—	(2,745)	—	22,119,870	7,502,983	271,534	29,622,853	268,789
Ultra 20+ Year Treasury	—	—	—	(6,136)	—	34,152,331	11,821,285	1,345,755	45,973,616	1,339,619
Ultra Basic Materials	$36,407,036	—	—	—	—	—	4,355,652	(780,606)	40,762,688	(780,606)
Ultra Communication Services Select Sector	626,602	—	—	—	—	—	615,529	90,809	1,242,131	90,809
Ultra Consumer Goods	5,375,690	—	$909	—	—	—	1,446,050	154,510	6,822,649	154,510
Ultra Consumer Services	16,576,029	$2	15,892	—	—	—	4,866,574	97,876	21,458,497	97,876
Ultra Dow30SM	283,264,187	—	—	269,897	—	—	66,706,951	8,589,416	349,971,138	8,859,313
Ultra Financials	643,006,384	—	123,766	—	—	—	142,899,256	34,589,024	786,029,406	34,589,024
Ultra FTSE China 50	—	—	—	—	—	—	20,354,033	(3,777,928)	20,354,033	(3,777,928)
Ultra FTSE Europe	—	—	—	—	—	—	3,638,420	227,519	3,638,420	227,519
Ultra Health Care	89,397,882	—	134,211	—	—	—	16,244,668	7,032,335	105,776,761	7,032,335
Ultra High Yield	2,033,961	—	—	—	—	—	2,547,536	64,856	4,581,497	64,856
Ultra Industrials	15,991,951	—	3,832	—	—	—	4,897,818	360,384	20,893,601	360,384
Ultra MidCap400	122,772,308	—	476,607	74,927	—	—	28,693,274	(79,056)	151,942,189	(4,129)
Ultra MSCI Brazil Capped	—	—	—	—	—	—	4,915,529	(470,442)	4,915,529	(470,442)
Ultra MSCI EAFE	—	—	—	—	—	—	4,770,045	(30,250)	4,770,045	(30,250)
Ultra MSCI Emerging Markets	—	—	—	—	—	—	18,795,946	(55,166)	18,795,946	(55,166)
Ultra MSCI Japan	—	—	—	—	—	—	1,896,724	1,798,251	1,896,724	1,798,251
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 309

	LEVEL 1 - Quoted Prices				LEVEL 2 - Other Significant Observable Inputs				Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Securities Lending Reinvestments	Futures Contracts*	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra Nasdaq Biotechnology	$154,387,332	—	$3,232,929	—	$2,427	—	$24,966,406	$19,326,221	$182,589,094	$19,326,221
Ultra Oil & Gas	62,671,343	—	11,736	—	—	—	4,939,882	(2,455,210)	67,622,961	(2,455,210)
Ultra QQQ	1,887,018,414	—	—	$4,358,925	—	—	226,359,010	55,617,035	2,113,377,424	59,975,960
Ultra Real Estate	105,234,884	—	—	—	—	—	34,606,283	584,219	139,841,167	584,219
Ultra Russell2000	163,121,422	—	3,305,329	106,190	1,239	—	19,132,330	5,818,880	185,560,320	5,925,070
Ultra S&P500®	2,449,762,743	$3	322,720	3,428,469	—	—	185,751,507	86,044,367	2,635,836,973	89,472,836
Ultra Semiconductors	59,460,673	—	—	—	—	—	21,587,664	(525,135)	81,048,337	(525,135)
Ultra SmallCap600	17,738,338	—	164,765	—	496	—	4,504,052	526,169	22,407,651	526,169
Ultra Technology	306,828,907	—	664,726	—	—	—	110,449,397	4,940,082	417,943,030	4,940,082
Ultra Telecommunications	1,764,267	—	6,775	—	—	—	111,526	(12,019)	1,882,568	(12,019)
Ultra Utilities	28,349,280	—	—	—	—	—	6,416,541	568,824	34,765,821	568,824
UltraPro Communication Services Select Sector	1,070,459	—	—	—	—	—	233,772	167,946	1,304,231	167,946
UltraPro Dow30SM	321,115,675	—	—	428,934	—	—	81,720,612	21,927,228	402,836,287	22,356,162
UltraPro Financial Select Sector	17,184,242	—	—	—	—	—	6,493,854	1,771,589	23,678,096	1,771,589
UltraPro MidCap400	18,917,879	—	51,184	11,622	—	—	1,756,044	773,194	20,725,107	784,816
UltraPro Nasdaq Biotechnology	15,414,952	—	217,855	—	186	—	7,079,022	2,754,038	22,712,015	2,754,038
UltraPro QQQ	3,333,289,267	—	—	3,713,196	—	—	327,114,508	175,540,725	3,660,403,775	179,253,921
UltraPro Russell2000	81,501,940	—	1,541,746	60,062	659	—	4,011,684	4,240,178	87,056,029	4,300,240
UltraPro S&P500®	1,130,030,765	2	117,840	2,112,932	—	—	203,902,214	43,975,762	1,334,050,821	46,088,694
UltraPro Short 20+ Year Treasury	—	—	—	3,140	—	$13,470,115	29,817,638	(18,221,569)	43,287,753	(18,218,429)
UltraPro Short Communication Services Select Sector	—	—	—	—	—	—	556,653	(257,309)	556,653	(257,309)
UltraPro Short Dow30SM	—	—	—	(203,165)	—	198,542,286	75,821,345	(23,772,596)	274,363,631	(23,975,761)
UltraPro Short Financial Select Sector	—	—	—	—	—	—	1,653,508	(454,546)	1,653,508	(454,546)
UltraPro Short MidCap400	—	—	—	(1,825)	—	—	2,345,831	(1,545,863)	2,345,831	(1,547,688)
UltraPro Short Nasdaq Biotechnology	—	—	—	—	—	—	1,945,091	(793,098)	1,945,091	(793,098)
UltraPro Short QQQ	—	—	—	(241,013)	—	1,259,537,273	231,690,365	(270,872,520)	1,491,227,638	(271,113,533)
UltraPro Short Russell2000	—	—	—	(53,972)	—	22,007,894	59,579,839	(35,752,198)	81,587,733	(35,806,170)
UltraPro Short S&P500®	—	—	—	(646,232)	—	616,810,278	100,330,704	(109,658,941)	717,140,982	(110,305,173)
UltraShort 7-10 Year Treasury	—	—	—	1,768	—	41,308,571	21,048,267	(14,412,197)	62,356,838	(14,410,429)
UltraShort 20+ Year Treasury	—	—	—	47,838	—	724,494,689	148,726,730	(264,109,016)	873,221,419	(264,061,178)
UltraShort Basic Materials	—	—	—	—	—	—	4,118,191	(38,519)	4,118,191	(38,519)
UltraShort Communication Services Select Sector	—	—	—	—	—	—	888,274	(192,636)	888,274	(192,636)

310 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices				LEVEL 2 - Other Significant Observable Inputs				Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Securities Lending Reinvestments	Futures Contracts*	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraShort Consumer Goods	—	—	—	—	—	—	$1,735,660	$(59,896)	$1,735,660	$(59,896)
UltraShort Consumer Services	—	—	—	—	—	—	769,911	(30,779)	769,911	(30,779)
UltraShort Dow30SM	—	—	—	$(105,696)	—	$120,725,494	52,168,750	(21,038,819)	172,894,244	(21,144,515)
UltraShort Financials	—	—	—	—	—	8,345,472	19,030,469	(1,529,932)	27,375,941	(1,529,932)
UltraShort FTSE China 50	—	—	—	—	—	9,291,143	24,879,687	271,866	34,170,830	271,866
UltraShort FTSE Europe	—	—	—	—	—	4,145,784	8,313,770	(1,924,371)	12,459,554	(1,924,371)
UltraShort Health Care	—	—	—	—	—	—	2,385,944	(545,084)	2,385,944	(545,084)
UltraShort Industrials	—	—	—	—	—	—	1,679,159	(77,712)	1,679,159	(77,712)
UltraShort MidCap400	—	—	—	(1,825)	—	—	3,082,994	(653,940)	3,082,994	(655,765)
UltraShort MSCI Brazil Capped	—	—	—	—	—	11,858,468	20,466,454	(10,341,275)	32,324,922	(10,341,275)
UltraShort MSCI EAFE	—	—	—	—	—	—	1,559,059	3,552	1,559,059	3,552
UltraShort MSCI Emerging Markets	—	—	—	—	—	4,803,305	8,711,878	(376,756)	13,515,183	(376,756)
UltraShort MSCI Japan	—	—	—	—	—	—	3,487,120	39,280	3,487,120	39,280
UltraShort Nasdaq Biotechnology	—	—	—	—	—	7,239,593	15,916,990	(4,244,928)	23,156,583	(4,244,928)
UltraShort Oil & Gas	—	—	—	—	—	3,430,494	10,602,371	1,520,069	14,032,865	1,520,069
UltraShort QQQ	—	—	—	(119,580)	—	268,358,580	101,101,962	(48,331,024)	369,460,542	(48,450,604)
UltraShort Real Estate	—	—	—	—	—	6,571,098	14,032,971	(3,138,103)	20,604,069	(3,138,103)
UltraShort Russell2000	—	—	—	(149,802)	—	61,638,413	23,506,637	(3,685,756)	85,145,050	(3,835,558)
UltraShort S&P500®	—	—	—	(1,849,339)	—	1,111,066,968	122,586,900	(156,691,307)	1,233,653,868	(158,540,646)
UltraShort Semiconductors	—	—	—	—	—	—	8,528,793	(145,774)	8,528,793	(145,774)
UltraShort SmallCap600	—	—	—	—	—	—	1,905,179	(105,413)	1,905,179	(105,413)
UltraShort Technology	—	—	—	—	—	—	4,652,653	(352,786)	4,652,653	(352,786)
UltraShort Utilities	—	—	—	—	—	—	3,184,501	(37,055)	3,184,501	(37,055)

*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 311

accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On November 30, 2019, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 1.62%, dated 11/29/2019 due 12/02/2019 (1)	BNP Paribas Securities Corp., 1.25%, dated 11/29/2019 due 12/02/2019 (2)	BNP Paribas Securities Corp., 1.35%, dated 11/29/2019 due 12/02/2019 (3)	BNP Paribas Securities Corp., 1.50%, dated 11/29/2019 due 12/02/2019 (4)	BNP Paribas Securities Corp., 1.62%, dated 11/29/2019 due 12/02/2019 (5)	ING Financial Markets LLC, 1.62.%, dated 11/29/2019 due 12/02/2019 (6)	ING Financial Markets LLC, 1.63.%, dated 11/29/2019 due 12/02/2019 (7)	Total
Short 7-10 Year Treasury	$3,400,921	$850,230	$425,115	$390,524	$7,269,469	$425,115	$2,465,668	$15,227,042
Short 20+ Year Treasury	13,856,258	3,464,065	1,732,032	1,591,100	29,617,753	1,732,032	10,045,787	62,039,027
Short Basic Materials	497,200	124,300	62,150	57,093	1,062,766	62,150	360,470	2,226,129
Short Dow30SM	13,781,945	3,445,486	1,722,743	1,582,567	29,458,907	1,722,743	9,991,911	61,706,302
Short Financials	2,740,265	685,066	342,532	314,662	5,857,316	342,533	1,986,692	12,269,066
Short FTSE China 50	1,260,351	315,088	157,544	144,725	2,693,999	157,544	913,754	5,643,005
Short High Yield	8,688,718	2,172,180	1,086,090	997,716	18,572,136	1,086,090	6,299,321	38,902,251
Short MidCap400	2,459,375	614,844	307,422	282,408	5,256,913	307,422	1,783,046	11,011,430
Short MSCI EAFE	3,217,334	804,334	402,167	369,443	6,877,051	402,167	2,332,567	14,405,063
Short MSCI Emerging Markets	3,476,843	869,211	434,605	399,242	7,431,750	434,605	2,520,711	15,566,967
Short Oil & Gas	337,504	84,376	42,187	38,755	721,414	42,188	244,690	1,511,114
Short QQQ	29,740,654	7,435,164	3,717,582	3,415,090	63,570,648	3,717,582	21,561,973	133,158,693
Short Real Estate	1,676,751	419,188	209,594	192,540	3,584,055	209,594	1,215,645	7,507,367
Short Russell2000	16,465,313	4,116,328	2,058,164	1,890,697	35,194,607	2,058,164	11,937,352	73,720,625
Short S&P500®	63,371,777	15,842,944	7,921,472	7,276,918	135,457,174	7,921,472	45,944,538	283,736,295
Short SmallCap600	708,670	177,166	88,584	81,376	1,514,782	88,584	513,786	3,172,948
Ultra 7-10 Year Treasury	1,675,772	418,943	209,471	192,427	3,581,963	209,472	1,214,935	7,502,983
Ultra 20+ Year Treasury	2,640,254	660,063	330,032	303,178	5,643,543	330,031	1,914,184	11,821,285
Ultra Basic Materials	972,824	243,206	121,603	111,708	2,079,411	121,603	705,297	4,355,652
Ultra Communication Services Select Sector	137,476	34,369	17,185	15,786	293,857	17,185	99,671	615,529
Ultra Consumer Goods	322,972	80,743	40,371	37,087	690,352	40,371	234,154	1,446,050
Ultra Consumer Services	1,086,937	271,734	135,867	124,812	2,323,328	135,867	788,029	4,866,574
Ultra Dow30SM	14,898,827	3,724,707	1,862,353	1,710,817	31,846,243	1,862,353	10,801,651	66,706,951
Ultra Financials	31,916,184	7,979,047	3,989,523	3,664,903	68,220,843	3,989,523	23,139,233	142,899,256
Ultra FTSE China 50	4,546,021	1,136,505	568,253	522,015	9,717,120	568,254	3,295,865	20,354,033
Ultra FTSE Europe	812,632	203,158	101,579	93,313	1,737,001	101,579	589,158	3,638,420
Ultra Health Care	3,628,205	907,051	453,526	416,623	7,755,288	453,526	2,630,449	16,244,668
Ultra High Yield	568,986	142,246	71,123	65,336	1,216,207	71,123	412,515	2,547,536
Ultra Industrials	1,093,915	273,479	136,739	125,613	2,338,244	136,740	793,088	4,897,818
Ultra MidCap400	6,408,569	1,602,142	801,071	735,890	13,698,318	801,071	4,646,213	28,693,274
Ultra MSCI Brazil Capped	1,097,871	274,468	137,234	126,067	2,346,699	137,234	795,956	4,915,529
Ultra MSCI EAFE	1,065,378	266,344	133,172	122,336	2,277,244	133,172	772,399	4,770,045
Ultra MSCI Emerging Markets	4,198,027	1,049,507	524,753	482,055	8,973,282	524,753	3,043,569	18,795,946
Ultra MSCI Japan	423,628	105,907	52,954	48,645	905,506	52,953	307,131	1,896,724
Ultra Nasdaq Biotechnology	5,576,183	1,394,046	697,023	640,308	11,919,091	697,022	4,042,733	24,966,406
Ultra Oil & Gas	1,103,309	275,828	137,914	126,692	2,358,325	137,914	799,900	4,939,882
Ultra QQQ	50,556,707	12,639,177	6,319,588	5,805,377	108,064,961	6,319,588	36,653,612	226,359,010
Ultra Real Estate	7,729,225	1,932,306	966,153	887,539	16,521,218	966,154	5,603,688	34,606,283
Ultra Russell2000	4,273,157	1,068,289	534,145	490,682	9,133,873	534,145	3,098,039	19,132,330
Ultra S&P500®	41,487,125	10,371,781	5,185,891	4,763,925	88,678,729	5,185,891	30,078,165	185,751,507
Ultra Semiconductors	4,821,550	1,205,387	602,694	553,654	10,306,062	602,694	3,495,623	21,587,664

312 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund Name	Bank of America Securities, Inc., 1.62%, dated 11/29/2019 due 12/02/2019 (1)	BNP Paribas Securities Corp., 1.25%, dated 11/29/2019 due 12/02/2019 (2)	BNP Paribas Securities Corp., 1.35%, dated 11/29/2019 due 12/02/2019 (3)	BNP Paribas Securities Corp., 1.50%, dated 11/29/2019 due 12/02/2019 (4)	BNP Paribas Securities Corp., 1.62%, dated 11/29/2019 due 12/02/2019 (5)	ING Financial Markets LLC, 1.62.%, dated 11/29/2019 due 12/02/2019 (6)	ING Financial Markets LLC, 1.63.%, dated 11/29/2019 due 12/02/2019 (7)	Total
Ultra SmallCap600	$1,005,969	$251,492	$125,746	$115,514	$2,150,258	$125,746	$729,327	$4,504,052
Ultra Technology	24,668,591	6,167,148	3,083,574	2,832,670	52,729,113	3,083,573	17,884,728	110,449,397
Ultra Telecommunications	24,909	6,227	3,114	2,860	53,243	3,114	18,059	111,526
Ultra Utilities	1,433,118	358,279	179,140	164,563	3,063,290	179,140	1,039,011	6,416,541
UltraPro Communication Services Select Sector	52,212	13,053	6,527	5,995	111,604	6,527	37,854	233,772
UltraPro Dow30SM	18,252,090	4,563,022	2,281,511	2,095,871	39,013,842	2,281,511	13,232,765	81,720,612
UltraPro Financial Select Sector	1,450,386	362,596	181,298	166,547	3,100,199	181,298	1,051,530	6,493,854
UltraPro MidCap400	392,208	98,052	49,026	45,037	838,344	49,026	284,351	1,756,044
UltraPro Nasdaq Biotechnology	1,581,081	395,270	197,636	181,554	3,379,562	197,635	1,146,284	7,079,022
UltraPro QQQ	73,060,189	18,265,048	9,132,524	8,389,429	156,166,156	9,132,524	52,968,638	327,114,508
UltraPro Russell2000	895,999	224,000	112,000	102,887	1,915,198	112,000	649,600	4,011,684
UltraPro S&P500®	45,541,038	11,385,260	5,692,630	5,229,432	97,343,971	5,692,630	33,017,253	203,902,214
UltraPro Short 20+ Year Treasury	6,659,693	1,664,923	832,462	764,725	14,235,095	832,462	4,828,278	29,817,638
UltraPro Short Communication Services Select Sector	124,327	31,082	15,541	14,276	265,749	15,541	90,137	556,653
UltraPro Short Dow30SM	16,934,504	4,233,626	2,116,813	1,944,572	36,197,502	2,116,813	12,277,515	75,821,345
UltraPro Short Financial Select Sector	369,307	92,327	46,163	42,407	789,393	46,163	267,748	1,653,508
UltraPro Short MidCap400	523,935	130,984	65,492	60,163	1,119,912	65,492	379,853	2,345,831
UltraPro Short Nasdaq Biotechnology	434,431	108,608	54,304	49,885	928,597	54,304	314,962	1,945,091
UltraPro Short QQQ	51,747,451	12,936,863	6,468,431	5,942,108	110,610,179	6,468,431	37,516,902	231,690,365
UltraPro Short Russell2000	13,307,005	3,326,751	1,663,376	1,528,030	28,443,722	1,663,376	9,647,579	59,579,839
UltraPro Short S&P500®	22,408,607	5,602,150	2,801,076	2,573,158	47,898,397	2,801,076	16,246,240	100,330,704
UltraShort 7-10 Year Treasury	4,701,077	1,175,269	587,635	539,819	10,048,551	587,635	3,408,281	21,048,267
UltraShort 20+ Year Treasury	33,217,736	8,304,434	4,152,217	3,814,359	71,002,909	4,152,217	24,082,858	148,726,730
UltraShort Basic Materials	919,787	229,947	114,973	105,618	1,966,046	114,974	666,846	4,118,191
UltraShort Communication Services Select Sector	198,396	49,598	24,799	22,781	424,066	24,799	143,835	888,274
UltraShort Consumer Goods	387,655	96,914	48,457	44,514	828,613	48,457	281,050	1,735,660
UltraShort Consumer Services	171,958	42,989	21,495	19,746	367,559	21,495	124,669	769,911
UltraShort Dow30SM	11,651,757	2,912,939	1,456,470	1,337,959	24,905,631	1,456,470	8,447,524	52,168,750
UltraShort Financials	4,250,407	1,062,601	531,301	488,070	9,085,244	531,301	3,081,545	19,030,469
UltraShort FTSE China 50	5,556,815	1,389,204	694,602	638,083	11,877,690	694,602	4,028,691	24,879,687
UltraShort FTSE Europe	1,856,859	464,215	232,107	213,221	3,969,037	232,108	1,346,223	8,313,770
UltraShort Health Care	532,894	133,224	66,612	61,192	1,139,062	66,612	386,348	2,385,944
UltraShort Industrials	375,037	93,759	46,879	43,065	801,639	46,879	271,901	1,679,159
UltraShort MidCap400	688,579	172,145	86,072	79,069	1,471,837	86,072	499,220	3,082,994
UltraShort MSCI Brazil Capped	4,571,130	1,142,783	571,391	524,898	9,770,792	571,391	3,314,069	20,466,454
UltraShort MSCI EAFE	348,212	87,053	43,526	39,985	744,303	43,526	252,454	1,559,059
UltraShort MSCI Emerging Markets	1,945,776	486,444	243,222	223,431	4,159,096	243,222	1,410,687	8,711,878
UltraShort MSCI Japan	778,839	194,710	97,355	89,433	1,664,769	97,355	564,659	3,487,120
UltraShort Nasdaq Biotechnology	3,555,019	888,755	444,377	408,220	7,598,853	444,377	2,577,389	15,916,990
UltraShort Oil & Gas	2,368,013	592,003	296,002	271,915	5,061,627	296,002	1,716,809	10,602,371
UltraShort QQQ	22,580,865	5,645,216	2,822,608	2,592,938	48,266,599	2,822,608	16,371,128	101,101,962
UltraShort Real Estate	3,134,227	783,557	391,779	359,900	6,699,413	391,779	2,272,316	14,032,971
UltraShort Russell2000	5,250,147	1,312,537	656,268	602,870	11,222,190	656,268	3,806,357	23,506,637
UltraShort S&P500®	27,379,471	6,844,868	3,422,434	3,143,957	58,523,620	3,422,434	19,850,116	122,586,900
UltraShort Semiconductors	1,904,884	476,221	238,111	218,736	4,071,690	238,111	1,381,040	8,528,793
UltraShort SmallCap600	425,517	106,379	53,190	48,862	909,542	53,189	308,500	1,905,179
UltraShort Technology	1,039,158	259,790	129,895	119,325	2,221,200	129,895	753,390	4,652,653
UltraShort Utilities	711,250	177,813	88,906	81,673	1,520,297	88,906	515,656	3,184,501
	$780,090,128	$195,022,531	$97,511,267	$89,576,966	$1,667,442,649	$97,511,269	$565,565,343	$3,492,720,153

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 313

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2019 as follows:

(1)  U.S. Treasury Bonds, 3% to 5.38%, due 2/15/2031 to 2/15/2048; U.S. Treasury Notes, 0.13% to 2.25%, due 4/15/2021 to 10/31/2024, which had an aggregate value at the Trust level of $816,000,207.

(2)  U.S. Treasury Bond, 3%, due 2/15/2047, which had an aggregate value at the Trust level of $204,000,011.

(3)  U.S. Treasury Bill, 0%, due 2/27/2020; U.S. Treasury Bond, 2.25%, due 8/15/2049; U.S. Treasury Notes, 0.13% to 2.75%, due 4/15/2020 to 2/15/2028, which had an aggregate value at the Trust level of $102,000,011.

(4)  U.S. Treasury Bond, 3%, due 2/15/2047 and cash, which had an aggregate value at the Trust level of $91,933,502.

(5)  U.S. Treasury Bills, 0%, due 12/5/2019 to 1/16/2020; U.S. Treasury Bonds, 0% to 4.25%, due 2/15/2020 to 5/15/2049; U.S. Treasury Notes, 0.13% to 2.88%, due 1/31/2021 to 5/15/2029, which had an aggregate value at the Trust level of $1,744,200,044.

(6)  U.S. Treasury Bills, 0%, due 1/23/2020 to 10/8/2020; U.S. Treasury Notes, 1.38% to 3%, due 6/15/2020 to 11/15/2029, which had an aggregate value at the Trust level of $102,000,009.

(7)  Federal Farm Credit Bank, 1.70% to 1.95%, due 1/10/2020 to 8/6/2020; Federal Home Loan Bank, 0% to 3.38%, due 1/2/2020 to 12/8/2023; Federal Home Loan Mortgage Corp., 2.25%, due 11/24/2020; Federal National Mortgage Association, 2.63%, due 9/6/2024; U.S. Treasury Note, 1.50%, due 10/31/2024, which had an aggregate value at the Trust level of $591,600,428.

Equity Securities

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds ("ETFs").

Real Estate Investment Trusts ("REITs")

REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to debt instruments, including U.S. government securities. Additionally, certain Funds may invest in or seek leveraged or inverse exposure to (lower rated) debt instruments (also known as "junk bonds"), that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

Securities Lending

Each Fund may lend securities to brokers, dealers and financial organizations in exchange for collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund's assets and liabilities. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the Fund if a material event affecting the Fund's investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index or benchmark, as appropriate, based upon each Fund's investment objective.

314 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

In connection with its management of certain series of the Trust included in this report (ProShares Ultra Communication Services Select Sector, ProShares UltraPro Communication Services Select Sector, ProShares UltraPro Dow30SM, ProShares UltraPro Financial Select Sector, ProShares UltraPro MidCap400, ProShares UltraPro Nasdaq Biotechnology, ProShares UltraPro QQQ, ProShares UltraPro Russell2000, ProShares UltraPro S&P500®, ProShares UltraPro Short Communication Services Select Sector, ProShares UltraPro Short Nasdaq Biotechnology, ProShares UltraPro Short QQQ, ProShares UltraPro Short S&P500®, ProShares UltraShort Basic Materials, ProShares UltraShort Communication Services Select Sector, ProShares UltraShort Dow30SM, ProShares UltraShort Financials, ProShares UltraShort MidCap400, ProShares UltraShort QQQ, ProShares UltraShort S&P500®, ProShares UltraShort SmallCap600 and ProShares UltraShort Utilities (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Ultra High Yield	149%
Ultra Nasdaq Biotechnology	112%
Ultra S&P500®	123%
UltraPro Communication Services Select Sector	245%
UltraPro Financial Select Sector	217%
UltraPro Nasdaq Biotechnology	219%
UltraPro Russell2000	223%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities.

Funds holding non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements."

Following is a description of the Funds' use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security, currency or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index futures and in the range of approximately 1% to 3% of the contract amount for bond futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 315

satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the security, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in offsetting transactions, the Fund will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that

316 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

dividends or interest on the underlying instruments reduce the value of the swap. In addtion, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on November 30, 2019 contractually terminate within 24 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity and credit.

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 317

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2019

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		Short 7-10 Year Treasury	$1,494		Short 7-10 Year Treasury	$1,703,146
		Short 20+ Year Treasury	37,720		Short 20+ Year Treasury	34,542,950
		Short Basic Materials	2,042		Short Basic Materials	3,456
		Short Dow30SM	—		Short Dow30SM	8,373,343
		Short Financials	—		Short Financials	499,153
		Short FTSE China 50	212,744		Short FTSE China 50	68,177
		Short High Yield	—		Short High Yield	8,027,584
		Short MidCap400	—		Short MidCap400	912,887
		Short MSCI EAFE	6,756		Short MSCI EAFE	3,372,606
		Short MSCI Emerging Markets	1,207,871		Short MSCI Emerging Markets	2,392,102
		Short Oil & Gas	34,478		Short Oil & Gas	—
		Short QQQ	—		Short QQQ	37,684,568
		Short Real Estate	—		Short Real Estate	177,686
		Short Russell2000	271,175		Short Russell2000	17,744,658
		Short S&P500®	—		Short S&P500®	129,224,136
		Short SmallCap600	—		Short SmallCap600	89,943
		Ultra 7-10 Year Treasury	271,534		Ultra 7-10 Year Treasury	2,745
		Ultra 20+ Year Treasury	1,345,755		Ultra 20+ Year Treasury	6,136
		Ultra Basic Materials	9,624		Ultra Basic Materials	790,230
		Ultra Communication Services Select Sector	90,809		Ultra Communication Services Select Sector	—
		Ultra Consumer Goods	154,510		Ultra Consumer Goods	—
		Ultra Consumer Services	418,562		Ultra Consumer Services	320,686
		Ultra Dow30SM	10,282,400		Ultra Dow30SM	1,423,087
		Ultra Financials	34,589,024		Ultra Financials	—
		Ultra FTSE China 50	948,954		Ultra FTSE China 50	4,726,882
		Ultra FTSE Europe	227,519		Ultra FTSE Europe	—
		Ultra Health Care	7,032,335		Ultra Health Care	—
		Ultra High Yield	64,856		Ultra High Yield	—
		Ultra Industrials	360,384		Ultra Industrials	—
		Ultra MidCap400	2,064,906		Ultra MidCap400	2,069,035
		Ultra MSCI Brazil Capped	—		Ultra MSCI Brazil Capped	470,442
		Ultra MSCI EAFE	5,044		Ultra MSCI EAFE	35,294
		Ultra MSCI Emerging Markets	366,431		Ultra MSCI Emerging Markets	421,597
		Ultra MSCI Japan	1,801,784		Ultra MSCI Japan	3,533

318 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		Ultra Nasdaq Biotechnology	$20,303,694		Ultra Nasdaq Biotechnology	$977,473
		Ultra Oil & Gas	—		Ultra Oil & Gas	2,455,210
		Ultra QQQ	72,460,861		Ultra QQQ	12,484,901
		Ultra Real Estate	708,551		Ultra Real Estate	124,332
		Ultra Russell2000	5,925,070		Ultra Russell2000	—
		Ultra S&P500®	89,472,836		Ultra S&P500®	—
		Ultra Semiconductors	105,397		Ultra Semiconductors	630,532
		Ultra SmallCap600	896,193		Ultra SmallCap600	370,024
		Ultra Technology	15,424,540		Ultra Technology	10,484,458
		Ultra Telecommunications	1,301		Ultra Telecommunications	13,320
		Ultra Utilities	568,824		Ultra Utilities	—
		UltraPro Communication Services Select Sector	167,946		UltraPro Communication Services Select Sector	—
		UltraPro Dow30SM	22,356,162		UltraPro Dow30SM	—
		UltraPro Financial Select Sector	1,771,589		UltraPro Financial Select Sector	—
		UltraPro MidCap400	1,064,436		UltraPro MidCap400	279,620
		UltraPro Nasdaq Biotechnology	2,754,038		UltraPro Nasdaq Biotechnology	—
		UltraPro QQQ	179,562,407		UltraPro QQQ	308,486
		UltraPro Russell2000	4,300,240		UltraPro Russell2000	—
		UltraPro S&P500®	46,088,694		UltraPro S&P500®	—
		UltraPro Short 20+ Year Treasury	3,140		UltraPro Short 20+ Year Treasury	18,221,569
		UltraPro Short Communication Services Select Sector	—		UltraPro Short Communication Services Select Sector	257,309
		UltraPro Short Dow30SM	—		UltraPro Short Dow30SM	23,975,761
		UltraPro Short Financial Select Sector	—		UltraPro Short Financial Select Sector	454,546
		UltraPro Short MidCap400	—		UltraPro Short MidCap400	1,547,688
		UltraPro Short Nasdaq Biotechnology	—		UltraPro Short Nasdaq Biotechnology	793,098
		UltraPro Short QQQ	—		UltraPro Short QQQ	271,113,533
		UltraPro Short Russell2000	—		UltraPro Short Russell2000	35,806,170
		UltraPro Short S&P500®	—		UltraPro Short S&P500®	110,305,173
		UltraShort 7-10 Year Treasury	1,768		UltraShort 7-10 Year Treasury	14,412,197
		UltraShort 20+ Year Treasury	47,838		UltraShort 20+ Year Treasury	264,109,016
		UltraShort Basic Materials	29,382		UltraShort Basic Materials	67,901
		UltraShort Communication Services Select Sector	—		UltraShort Communication Services Select Sector	192,636

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 319

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		UltraShort Consumer Goods	—		UltraShort Consumer Goods	$59,896
		UltraShort Consumer Services	—		UltraShort Consumer Services	30,779
		UltraShort Dow30SM	—		UltraShort Dow30SM	21,144,515
		UltraShort Financials	—		UltraShort Financials	1,529,932
		UltraShort FTSE China 50	$1,533,755		UltraShort FTSE China 50	1,261,889
		UltraShort FTSE Europe	—		UltraShort FTSE Europe	1,924,371
		UltraShort Health Care	—		UltraShort Health Care	545,084
		UltraShort Industrials	—		UltraShort Industrials	77,712
		UltraShort MidCap400	—		UltraShort MidCap400	655,765
		UltraShort MSCI Brazil Capped	1,165,231		UltraShort MSCI Brazil Capped	11,506,506
		UltraShort MSCI EAFE	3,552		UltraShort MSCI EAFE	—
		UltraShort MSCI Emerging Markets	788,110		UltraShort MSCI Emerging Markets	1,164,866
		UltraShort MSCI Japan	39,280		UltraShort MSCI Japan	—
		UltraShort Nasdaq Biotechnology	—		UltraShort Nasdaq Biotechnology	4,244,928
		UltraShort Oil & Gas	1,520,069		UltraShort Oil & Gas	—
		UltraShort QQQ	—		UltraShort QQQ	48,450,604
		UltraShort Real Estate	—		UltraShort Real Estate	3,138,103
		UltraShort Russell2000	547,286		UltraShort Russell2000	4,382,844
		UltraShort S&P500®	—		UltraShort S&P500®	158,540,646
		UltraShort Semiconductors	1,637		UltraShort Semiconductors	147,411
		UltraShort SmallCap600	—		UltraShort SmallCap600	105,413
		UltraShort Technology	—		UltraShort Technology	352,786
		UltraShort Utilities	2,301		UltraShort Utilities	39,356

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

320 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The Effect of Derivative Instruments on the Statements of Operations for the Six Month Ended November 30, 2019

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on Expiration or closing of: futures contracts and non-exchange traded swap agreements; Change in net unrealized appreciation (depreciation) on: Futures contracts and Non-exchange traded swap agreements	Short 7-10 Year Treasury	$(898,711)	$157,926
		Short 20+ Year Treasury	(19,156,883)	(3,600,676)
		Short Basic Materials	(57,836)	(155,181)
		Short Dow30SM	(33,451,477)	(733,326)
		Short Financials	(3,082,974)	146,376
		Short FTSE China 50	(459,686)	71,113
		Short High Yield	(4,782,259)	(1,064,449)
		Short MidCap400	(2,476,634)	759,295
		Short MSCI EAFE	(2,351,765)	(2,129,970)
		Short MSCI Emerging Markets	(5,678,511)	880,154
		Short Oil & Gas	18,462	(54,462)
		Short QQQ	(102,586,931)	(5,986,100)
		Short Real Estate	(1,627,747)	934,722
		Short Russell2000	(28,034,019)	(11,805,347)
		Short S&P500®	(235,053,087)	(41,544,342)
		Short SmallCap600	(707,144)	217,907
		Ultra 7-10 Year Treasury	1,886,132	(1,091,270)
		Ultra 20+ Year Treasury	4,553,622	(1,470,497)
		Ultra Basic Materials	(1,256,347)	5,738,809
		Ultra Communication Services Select Sector	215,720	(157,207)
		Ultra Consumer Goods	257,106	738,590
		Ultra Consumer Services	3,346,512	(1,216,159)
		Ultra Dow30SM	2,933,012	45,739,582
		Ultra Financials	107,107,711	(732,125)
		Ultra FTSE China 50	(1,590,183)	2,525,791
		Ultra FTSE Europe	(648,627)	1,411,440
		Ultra Health Care	1,428,216	13,315,028
		Ultra High Yield	391,215	(108,099)
		Ultra Industrials	1,447,574	1,195,734
		Ultra MidCap400	1,545,039	9,194,168
		Ultra MSCI Brazil Capped	(4,606,949)	4,858,341
		Ultra MSCI EAFE	(1,071,181)	1,826,559
		Ultra MSCI Emerging Markets	(3,292,796)	5,229,146
		Ultra MSCI Japan	(41,139)	1,227,092
		Ultra Nasdaq Biotechnology	(7,995,255)	44,963,661
		Ultra Oil & Gas	(13,718,553)	11,813,069
		Ultra QQQ	257,510,696	53,998,875
		Ultra Real Estate	25,336,323	(13,559,099)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 321

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on Expiration or closing of: futures contracts and non-exchange traded swap agreements; Change in net unrealized appreciation (depreciation) on: Futures contracts and Non-exchange traded swap agreements	Ultra Russell2000	$(6,386,245)	$21,950,496
		Ultra S&P500®	311,635,852	44,366,313
		Ultra Semiconductors	12,509,348	3,883,878
		Ultra SmallCap600	(4,423,283)	7,219,627
		Ultra Technology	75,315,702	(3,270,225)
		Ultra Telecommunications	69,879	(13,691)
		Ultra Utilities	2,218,941	(836,128)
		UltraPro Communication Services Select Sector	242,197	(197,288)
		UltraPro Dow30SM	81,462,154	36,995,302
		UltraPro Financial Select Sector	290,785	7,116,614
		UltraPro MidCap400	15,168	3,987,848
		UltraPro Nasdaq Biotechnology	1,203,331	7,996,255
		UltraPro QQQ	898,753,135	301,395,394
		UltraPro Russell2000	291,257	17,030,316
		UltraPro S&P500®	323,888,343	26,412,318
		UltraPro Short 20+ Year Treasury	(3,614,586)	(6,024,757)
		UltraPro Short Communication Services Select Sector	(516,481)	477,182
		UltraPro Short Dow30SM	(103,362,979)	11,239,354
		UltraPro Short Financial Select Sector	(820,153)	(93,910)
		UltraPro Short MidCap400	(249,874)	(642,716)
		UltraPro Short Nasdaq Biotechnology	(1,930,604)	(195,414)
		UltraPro Short QQQ	(654,730,416)	63,191,772
		UltraPro Short Russell2000	(768,114)	(24,169,489)
		UltraPro Short S&P500®	(199,265,219)	(59,308,596)
		UltraShort 7-10 Year Treasury	(1,587,255)	(2,042,481)
		UltraShort 20+ Year Treasury	(66,117,515)	(66,591,231)
		UltraShort Basic Materials	(947,370)	(542,656)
		UltraShort Communication Services Select Sector	(307,393)	276,220
		UltraShort Consumer Goods	(769,790)	28,623
		UltraShort Consumer Services	(1,030,449)	760,470
		UltraShort Dow30SM	(35,211,487)	(1,616,228)
		UltraShort Financials	(10,072,189)	1,905,629
		UltraShort FTSE China 50	(233,269)	(2,258,685)
		UltraShort FTSE Europe	(1,413,610)	(1,517,771)
		UltraShort Health Care	(238,247)	(437,355)
		UltraShort Industrials	(1,000,479)	358,754
		UltraShort MidCap400	(527,270)	(229,292)
		UltraShort MSCI Brazil Capped	(6,424,869)	3,291,440
		UltraShort MSCI EAFE	(156,290)	(372,455)
322 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss) on Expiration or closing of: futures contracts and non-exchange traded swap agreements; Change in net unrealized appreciation (depreciation) on: Futures contracts and Non-exchange traded swap agreements	UltraShort MSCI Emerging Markets	$(3,904,638)	$1,368,984
		UltraShort MSCI Japan	(1,389,580)	(345,507)
		UltraShort Nasdaq Biotechnology	(6,760,719)	(1,950,669)
		UltraShort Oil & Gas	2,081,634	(3,583,918)
		UltraShort QQQ	(140,843,417)	28,266,368
		UltraShort Real Estate	(5,387,462)	1,939,672
		UltraShort Russell2000	(15,964,576)	(7,441,599)
		UltraShort S&P500®	(172,069,502)	(126,133,955)
		UltraShort Semiconductors	(7,381,242)	1,707,138
		UltraShort SmallCap600	(1,115,167)	314,896
		UltraShort Technology	(3,532,910)	1,357,559
		UltraShort Utilities	(1,280,308)	605,905

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2019, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships and passive foreign investment companies mark-to-market) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

During the period ended November 30, 2019, ProShares Ultra FTSE China 50 and ProShares Ultra MSCI Emerging Markets paid $1,091,845 and $228,326, respectively, in income distributions in September 2019 to meet the distribution requirements under Subchapter M of the Internal Revenue Code for a prior year. The Funds incurred $208,543 and $43,610, respectively, of interest expense related to the distribution which was voluntarily reimbursed by a service provider to the Fund. Such reimbursements are not subject to recoupment in future periods.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 323

The tax character of distributions paid for the most recent tax years ended October 31, 2019 and October 31, 2018, were as follows:

	Year Ended October 31, 2019				Year Ended October 31, 2018
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Short 7-10 Year Treasury	$507,207	—	—	$507,207	$270,654	—	—	$270,654
Short 20+ Year Treasury	5,667,499	—	—	5,667,499	2,615,033	—	—	2,615,033
Short Basic Materials	9,789	—	—	9,789	3,369	—	—	3,369
Short Dow30SM	3,451,921	—	—	3,451,921	1,449,088	—	—	1,449,088
Short Financials	230,982	—	—	230,982	29,203	—	—	29,203
Short FTSE China 50	68,775	—	—	68,775	418	—	—	418
Short High Yield	1,429,897	—	—	1,429,897	585,920	—	—	585,920
Short MidCap400	209,870	—	—	209,870	27,937	—	—	27,937
Short MSCI EAFE	510,590	—	—	510,590	27,798	—	—	27,798
Short MSCI Emerging Markets	1,490,380	—	—	1,490,380	517,939	—	—	517,939
Short Oil & Gas	14,771	—	—	14,771	—	—	—	—
Short QQQ	7,806,423	—	—	7,806,423	2,544,953	—	—	2,544,953
Short Real Estate	113,494	—	—	113,494	11,152	—	—	11,152
Short Russell2000	4,266,234	—	—	4,266,234	2,009,001	—	—	2,009,001
Short S&P500®	28,355,045	—	—	28,355,045	11,356,424	—	—	11,356,424
Short SmallCap600	43,912	—	—	43,912	—	—	—	—
Ultra 7-10 Year Treasury	592,141	—	—	592,141	501,586	—	—	501,586
Ultra 20+ Year Treasury	522,234	—	—	522,234	496,843	—	—	496,843
Ultra Basic Materials	588,448	—	—	588,448	321,674	—	—	321,674
Ultra Communication Services Select Sector	10,197	—	—	10,197	—	—	—	—
Ultra Consumer Goods	77,821	—	—	77,821	69,249	—	—	69,249
Ultra Consumer Services	44,922	—	—	44,922	29,664	—	—	29,664
Ultra Dow30SM	2,257,011	—	—	2,257,011	3,205,978	—	—	3,205,978
Ultra Financials	8,962,163	—	—	8,962,163	7,711,532	—	—	7,711,532
Ultra FTSE China 50	182,848	$312,905	—	495,753	—	—	—	—
Ultra FTSE Europe	41,048	208,619	—	249,667	—	—	—	—
Ultra Health Care	389,016	—	—	389,016	328,485	—	—	328,485
Ultra High Yield	128,229	—	—	128,229	92,716	—	—	92,716
Ultra Industrials	144,476	—	—	144,476	59,533	—	—	59,533
Ultra MidCap400	906,727	—	—	906,727	583,248	—	—	583,248
Ultra MSCI Brazil Capped	54,912	—	—	54,912	—	—	—	—
Ultra MSCI EAFE	29,663	—	—	29,663	—	—	—	—
Ultra MSCI Emerging Markets	239,090	—	—	239,090	—	—	—	—
Ultra MSCI Japan	22,360	547,764	$863	570,987	—	—	—	—
Ultra Oil & Gas	2,009,376	—	—	2,009,376	1,653,385	—	—	1,653,385
Ultra QQQ	2,999,220	—	—	2,999,220	—	—	—	—

324 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Year Ended October 31, 2019				Year Ended October 31, 2018
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra Real Estate	$1,882,894	—	—	$1,882,894	$2,028,845	—	—	$2,028,845
Ultra Russell2000	1,074,040	—	—	1,074,040	331,146	—	—	331,146
Ultra S&P500®	14,753,774	—	—	14,753,774	13,327,748	—	—	13,327,748
Ultra Semiconductors	579,061	—	—	579,061	376,190	—	—	376,190
Ultra SmallCap600	116,424	—	—	116,424	1,710	—	—	1,710
Ultra Technology	910,173	—	—	910,173	504,025	—	—	504,025
Ultra Telecommunications	20,647	—	—	20,647	19,187	—	—	19,187
Ultra Utilities	131,110	—	—	131,110	306,781	—	—	306,781
UltraPro Dow30SM	3,523,679	—	—	3,523,679	2,504,133	—	—	2,504,133
UltraPro Financial Select Sector	356,611	—	—	356,611	182,790	—	—	182,790
UltraPro MidCap400	126,019	—	—	126,019	8,483	—	—	8,483
UltraPro QQQ	5,119,354	—	—	5,119,354	—	—	—	—
UltraPro Russell2000	277,446	—	—	277,446	—	—	—	—
UltraPro S&P500®	7,876,912	—	—	7,876,912	3,227,041	—	—	3,227,041
UltraPro Short 20+ Year Treasury	635,577	—	—	635,577	129,386	—	—	129,386
UltraPro Short Communication Services Select Sector	9,108	—	—	9,108	—	—	—	—
UltraPro Short Dow30SM	4,232,901	—	—	4,232,901	1,701,109	—	—	1,701,109
UltraPro Short Financial Select Sector	14,969	—	—	14,969	1,865	—	—	1,865
UltraPro Short MidCap400	26,731	—	—	26,731	—	—	—	—
UltraPro Short Nasdaq Biotechnology	14,820	—	—	14,820	—	—	—	—
UltraPro Short QQQ	20,289,968	—	—	20,289,968	6,952,361	—	—	6,952,361
UltraPro Short Russell2000	963,252	—	—	963,252	444,709	—	—	444,709
UltraPro Short S&P500®	9,240,108	—	—	9,240,108	6,118,804	—	—	6,118,804
UltraShort 7-10 Year Treasury	1,253,188	—	—	1,253,188	349,744	—	—	349,744
UltraShort 20+ Year Treasury	17,397,962	—	—	17,397,962	9,628,641	—	—	9,628,641
UltraShort Basic Materials	39,107	—	—	39,107	—	—	—	—
UltraShort Communication Services Select Sector	20,859	—	—	20,859	—	—	—	—
UltraShort Consumer Goods	31,520	—	—	31,520	9,196	—	—	9,196
UltraShort Consumer Services	20,321	—	—	20,321	7,263	—	—	7,263
UltraShort Dow30SM	2,486,307	—	—	2,486,307	1,397,292	—	—	1,397,292

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 325

	Year Ended October 31, 2019				Year Ended October 31, 2018
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraShort Financials	$222,378	—	—	$222,378	—	—	—	—
UltraShort FTSE China 50	356,451	—	—	356,451	—	—	—	—
UltraShort FTSE Europe	144,138	—	—	144,138	—	—	—	—
UltraShort Health Care	30,520	—	—	30,520	$113	—	—	$113
UltraShort Industrials	32,148	—	—	32,148	6,189	—	—	6,189
UltraShort MidCap400	45,268	—	—	45,268	12,690	—	—	12,690
UltraShort MSCI Brazil Capped	473,927	—	—	473,927	45	—	—	45
UltraShort MSCI EAFE	25,569	—	—	25,569	1,415	—	—	1,415
UltraShort MSCI Emerging Markets	228,786	—	—	228,786	34,652	—	—	34,652
UltraShort MSCI Japan	14,516	—	—	14,516	—	—	—	—
UltraShort Nasdaq Biotechnology	407,603	—	—	407,603	32,278	—	—	32,278
UltraShort Oil & Gas	120,131	—	—	120,131	11,387	—	—	11,387
UltraShort QQQ	6,317,828	—	—	6,317,828	3,001,488	—	—	3,001,488
UltraShort Real Estate	325,630	—	—	325,630	47,790	—	—	47,790
UltraShort Russell2000	1,112,142	—	—	1,112,142	645,715	—	—	645,715
UltraShort S&P500®	15,425,287	—	—	15,425,287	9,731,670	—	—	9,731,670
UltraShort Semiconductors	73,277	—	—	73,277	13,955	—	—	13,955
UltraShort SmallCap600	35,824	—	—	35,824	9,042	—	—	9,042
UltraShort Technology	65,332	—	—	65,332	10,212	—	—	10,212
UltraShort Utilities	30,196	—	—	30,196	—	—	—	—

At October 31, 2019 (the Funds' most recent tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short 7-10 Year Treasury	$28,196	—	$(9,617,640)	$(2,719,067)
Short 20+ Year Treasury	461,035	—	(602,741,914)	(54,228,130)
Short Basic Materials	1,850	—	(7,470,443)	38,171
Short Dow30SM	364,894	—	(299,048,166)	(27,890,288)
Short Financials	25,039	—	(81,965,108)	(2,542,665)
Short FTSE China 50	5,646	—	(11,362,243)	(197,425)
Short High Yield	156,415	—	(51,949,463)	(12,127,927)
Short MidCap400	13,527	—	(35,904,736)	(2,966,931)
Short MSCI EAFE	45,506	—	(113,658,762)	(4,591,981)
Short MSCI Emerging Markets	83,679	—	(170,562,124)	(2,669,495)
Short Oil & Gas	1,060	—	(3,288,561)	83,423
Short QQQ	918,978	—	(409,912,664)	(100,648,536)
Short Real Estate	8,880	—	(26,264,182)	(1,810,552)
Short Russell2000	459,072	—	(496,677,674)	(30,854,558)

326 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short S&P500®	$3,201,620	—	$(2,288,382,772)	$(267,986,485)
Short SmallCap600	3,996	—	(32,616,474)	(687,576)
Ultra 7-10 Year Treasury	56,670	—	(133,781,355)	3,929,704
Ultra 20+ Year Treasury	65,291	—	(6,094,467)	5,795,584
Ultra Basic Materials	16,864	—	(2,082,495)	(10,172,060)
Ultra Communication Services Select Sector	—	—	—	183,288
Ultra Consumer Goods	—	—	(40,353)	84,883
Ultra Consumer Services	—	—	—	1,555,835
Ultra Dow30SM	—	—	—	35,308,045
Ultra Financials	689,917	—	—	265,365,290
Ultra FTSE China 50	69,413	—	(1,859,231)	(4,347,729)
Ultra FTSE Europe	6,118	—	(970,174)	430,187
Ultra Health Care	—	—	—	(5,949,440)
Ultra High Yield	91,621	—	(115,178)	424,925
Ultra Industrials	—	—	—	1,229,241
Ultra MidCap400	92,510	—	(142,734,843)	(9,305,873)
Ultra MSCI Brazil Capped	2,936	—	(6,652,572)	(4,801,283)
Ultra MSCI EAFE	495	—	(5,853,530)	(1,243,163)
Ultra MSCI Emerging Markets	94,750	—	(8,265,887)	(3,060,656)
Ultra MSCI Japan	—	—	(7,408)	1,810,422
Ultra Nasdaq Biotechnology	—	—	(97,342,954)	(54,263,347)
Ultra Oil & Gas	50,749	—	(59,068,927)	(38,630,921)
Ultra QQQ	—	—	—	270,846,748
Ultra Real Estate	—	—	—	18,922,543
Ultra Russell2000	124,707	—	(178,852,612)	(24,307,531)
Ultra S&P500®	—	—	—	126,592,620
Ultra Semiconductors	53,541	—	(1,881,061)	10,954,808
Ultra SmallCap600	—	—	(738,556)	(4,062,711)
Ultra Technology	—	—	—	51,095,749
Ultra Telecommunications	3,353	—	(621,211)	118,497
Ultra Utilities	—	—	—	5,820,647
UltraPro Communication Services Select Sector	—	—	(5,033)	249,012
UltraPro Dow30SM	—	—	—	60,908,472
UltraPro Financial Select Sector	19,243	—	(4,627,519)	1,612,447
UltraPro MidCap400	—	—	(460,509)	(1,151,586)
UltraPro Nasdaq Biotechnology	—	—	(31,518,043)	(4,702,821)
UltraPro QQQ	—	—	—	441,135,523
UltraPro Russell2000	—	—	—	(21,413,481)
UltraPro S&P500®	—	—	—	184,904,195
UltraPro Short 20+ Year Treasury	85,695	—	(108,039,989)	(21,553,204)
UltraPro Short Communication Services Select Sector	—	—	(516,481)	(192,301)
UltraPro Short Dow30SM	522,081	—	(416,344,850)	(97,933,983)
UltraPro Short Financial Select Sector	2,079	—	(7,681,319)	(1,023,471)
UltraPro Short MidCap400	2,986	—	(23,107,259)	(1,562,993)
UltraPro Short Nasdaq Biotechnology	420	—	(2,632,725)	(1,543,433)
UltraPro Short QQQ	2,646,815	—	(1,418,751,882)	(623,886,887)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 327

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraPro Short Russell2000	$131,160	—	$(251,380,214)	$(29,102,995)
UltraPro Short S&P500®	1,237,169	—	(1,945,799,333)	(209,963,646)
UltraShort 7-10 Year Treasury	100,460	—	(130,274,718)	(16,685,491)
UltraShort 20+ Year Treasury	1,658,758	—	(4,933,518,244)	(335,191,514)
UltraShort Basic Materials	2,902	—	(79,732,512)	(510,385)
UltraShort Communication Services Select Sector	—	—	(307,394)	(139,766)
UltraShort Consumer Goods	3,046	—	(6,907,130)	(685,179)
UltraShort Consumer Services	2,077	—	(17,517,232)	(1,002,699)
UltraShort Dow30SM	298,786	—	(514,329,646)	(41,337,062)
UltraShort Financials	47,517	—	(462,542,187)	(8,829,865)
UltraShort FTSE China 50	33,162	—	(237,811,766)	1,037,863
UltraShort FTSE Europe	13,255	—	(199,542,213)	(3,017,274)
UltraShort Health Care	3,003	—	(8,749,840)	(543,237)
UltraShort Industrials	2,431	—	(17,369,834)	(856,075)
UltraShort MidCap400	3,588	—	(46,994,173)	(986,740)
UltraShort MSCI Brazil Capped	63,049	—	(58,548,432)	(19,278,300)
UltraShort MSCI EAFE	1,138	—	(19,076,307)	48,649
UltraShort MSCI Emerging Markets	19,916	—	(155,412,768)	(2,578,122)
UltraShort MSCI Japan	1,909	—	(21,694,852)	(1,214,632)
UltraShort Nasdaq Biotechnology	34,916	—	(52,705,648)	(5,907,906)
UltraShort Oil & Gas	9,418	—	(93,260,561)	4,561,459
UltraShort QQQ	678,417	—	(1,085,627,474)	(137,835,229)
UltraShort Real Estate	35,757	—	(202,057,169)	(8,551,523)
UltraShort Russell2000	125,855	—	(596,588,139)	(12,105,103)
UltraShort S&P500®	1,819,213	—	(3,725,374,159)	(238,312,746)
UltraShort Semiconductors	11,116	—	(25,771,799)	(6,293,639)
UltraShort SmallCap600	2,544	—	(20,873,201)	(825,653)
UltraShort Technology	5,297	—	(18,568,473)	(3,339,336)
UltraShort Utilities	2,650	—	(9,482,489)	(1,512,562)

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, designation of tax distributions as a return of capital, utilization of earnings and profits distributed to the shareholders on redemption of shares and nondeductible expenses resulted in reclassifications, as of October 31, 2019 (the Funds' most recent tax year end), among the Funds' components of net assets.

As of October 31, 2019 (the Funds' most recent tax year end), the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, are not subject to expiration, and must be utilized prior to certain, older CLCFs, which are treated as short-term capital losses regardless of whether the originating capital loss was short-term or long-term and do carry an expiration date.

At October 31, 2019, (the Funds' most recent tax year end), the following Funds had available CLCFs:

Fund	No Expiration Date
Short 7-10 Year Treasury	$9,617,640
Short 20+ Year Treasury	602,741,914
Short Basic Materials	7,470,443
Short Dow30SM	299,048,166
Short Financials	81,965,108
Short FTSE China 50	11,362,243

328 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	No Expiration Date
Short High Yield	$51,949,463
Short MidCap400	35,904,736
Short MSCI EAFE	113,658,762
Short MSCI Emerging Markets	170,562,124
Short Oil & Gas	3,288,561
Short QQQ	409,912,664
Short Real Estate	26,264,182
Short Russell2000	496,677,674
Short S&P500®	2,288,382,772
Short SmallCap600	32,616,474
Ultra 7-10 Year Treasury	133,781,355
Ultra 20+ Year Treasury	6,094,467
Ultra Basic Materials	2,082,495
Ultra Consumer Goods	40,353
Ultra FTSE China 50	1,859,231
Ultra FTSE Europe	970,174
Ultra High Yield	115,178
Ultra MidCap400	142,734,843
Ultra MSCI Brazil Capped	6,652,572
Ultra MSCI EAFE	5,853,530
Ultra MSCI Emerging Markets	8,265,887
Ultra MSCI Japan	7,408
Ultra Nasdaq Biotechnology	97,143,965
Ultra Oil & Gas	59,068,927
Ultra Russell2000	178,852,612
Ultra Semiconductors	1,881,061
Ultra SmallCap600	738,556
Ultra Telecommunications	621,211
UltraPro Financial Select Sector	4,627,519
UltraPro MidCap400	460,509
UltraPro Nasdaq Biotechnology	31,471,909
UltraPro Short 20+ Year Treasury	108,039,989
UltraPro Short Communication Services Select Sector	516,481
UltraPro Short Dow30SM	416,344,850
UltraPro Short Financial Select Sector	7,681,319
UltraPro Short MidCap400	23,107,259
UltraPro Short Nasdaq Biotechnology	2,632,725
UltraPro Short QQQ	1,418,751,882
UltraPro Short Russell2000	251,380,214
UltraPro Short S&P500®	1,945,799,333
UltraShort 7-10 Year Treasury	130,274,718
UltraShort 20+ Year Treasury	4,933,518,244
UltraShort Basic Materials	79,732,512
UltraShort Communication Services Select Sector	307,394
UltraShort Consumer Goods	6,907,130
UltraShort Consumer Services	17,517,232
UltraShort Dow30SM	514,329,646
UltraShort Financials	462,542,187
UltraShort FTSE China 50	237,811,766

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 329

Fund	No Expiration Date
UltraShort FTSE Europe	$199,542,213
UltraShort Health Care	8,749,840
UltraShort Industrials	17,369,834
UltraShort MidCap400	46,994,173
UltraShort MSCI Brazil Capped	58,548,432
UltraShort MSCI EAFE	19,076,307
UltraShort MSCI Emerging Markets	155,412,768
UltraShort MSCI Japan	21,694,852
UltraShort Nasdaq Biotechnology	52,705,648
UltraShort Oil & Gas	93,260,561
UltraShort QQQ	1,085,627,474
UltraShort Real Estate	202,057,169
UltraShort Russell2000	596,588,139
UltraShort S&P500®	3,725,374,159
UltraShort Semiconductors	25,771,799
UltraShort SmallCap600	20,873,201
UltraShort Technology	18,568,473
UltraShort Utilities	9,482,489

At October 31, 2019, (the Funds' most recent tax year end), the following Funds utilized CLCFs, had CLCFs expire un-utilized and/or elected to defer late-year ordinary losses to November 1, 2019:

Fund	CLCFs Utilized	CLCFs Expired	Ordinary Late Year Loss Deferrals
Short 7-10 Year Treasury	$451,141	—	—
Short 20+ Year Treasury	—	$84,404,610	—
Short Dow30SM	—	36,036,617	—
Short MidCap400	—	4,855,600	—
Short MSCI EAFE	—	312,450	—
Short MSCI Emerging Markets	—	17,217,308	—
Short Oil & Gas	2,633	2,060,582	—
Short QQQ	—	61,405,117	—
Short Real Estate	—	433,111	—
Short Russell2000	—	47,621,957	—
Short S&P500®	—	299,866,646	—
Short SmallCap600	—	2,717,874	—
Ultra 7-10 Year Treasury	1,071,970	—	—
Ultra 20+ Year Treasury	2,074,610	—	—
Ultra Financials	—	3,433,596	—
Ultra MidCap400	807,830	—	—
Ultra MSCI Brazil Capped	—	628,038	—
Ultra MSCI EAFE	58,330	—	—
Ultra Nasdaq Biotechnology	—	—	$198,989
Ultra Telecommunications	81,513	—	—
Ultra Utilities	511,584	—	—
UltraPro Communication Services Select Sector	—	—	5,033
UltraPro Nasdaq Biotechnology	—	—	46,134
UltraPro Short 20+ Year Treasury	5,933,614	—	—
UltraPro Short Dow30SM	—	4,829,732	—
UltraPro Short MidCap400	745,858	1,324,062	—
UltraPro Short QQQ	—	33,201,124	—

330 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	CLCFs Utilized	CLCFs Expired	Ordinary Late Year Loss Deferrals
UltraPro Short Russell2000	$256,213	$5,215,974	—
UltraPro Short S&P500®	—	146,815,109	—
UltraShort 7-10 Year Treasury	8,104,404	143,647,522	—
UltraShort 20+ Year Treasury	41,064,426	665,676,662	—
UltraShort Basic Materials	—	3,390,037	—
UltraShort Consumer Goods	—	2,851,138	—
UltraShort Consumer Services	—	9,718,804	—
UltraShort Dow30SM	—	125,976,993	—
UltraShort FTSE Europe	—	9,069,132	—
UltraShort Health Care	—	767,590	—
UltraShort MidCap400	—	11,668,164	—
UltraShort MSCI EAFE	—	3,521,302	—
UltraShort MSCI Emerging Markets	—	9,114,905	—
UltraShort MSCI Japan	—	5,554,931	—
UltraShort Oil & Gas	1,194,552	31,249,573	—
UltraShort QQQ	—	344,692,522	—
UltraShort Real Estate	—	76,086,424	—
UltraShort Russell2000	—	109,741,367	—
UltraShort S&P500®	—	880,883,563	—
UltraShort Semiconductors	—	7,733,357	—
UltraShort SmallCap600	—	6,372,373	—
UltraShort Technology	—	4,601,521	—
UltraShort Utilities	—	1,225,902	—

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement. For its investment advisory services, each Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 331

For the period ended November 30, 2019, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Short 7-10 Year Treasury	0.75%	0.10%	$32,121	—	—	0.95%	September 30, 2020
Short 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2020
Short Basic Materials	0.75	0.10	8,314	$1,109	$24,380	0.95	September 30, 2020
Short Dow30SM	0.75	0.10	31,991	—	—	0.95	September 30, 2020
Short Financials	0.75	0.10	32,516	—	—	0.95	September 30, 2020
Short FTSE China 50	0.75	0.10	26,331	3,511	5,555	0.95	September 30, 2020
Short High Yield	0.75	0.10	36,254	—	—	0.95	September 30, 2020
Short MidCap400	0.75	0.10	32,091	—	—	0.95	September 30, 2020
Short MSCI EAFE	0.75	0.10	33,193	—	—	0.95	September 30, 2020
Short MSCI Emerging Markets	0.75	0.10	35,346	—	—	0.95	September 30, 2020
Short Oil & Gas	0.75	0.10	7,300	973	25,755	0.95	September 30, 2020
Short QQQ	0.75	0.10	155,006	—	—	0.95	September 30, 2020
Short Real Estate	0.75	0.10	30,199	3,803	—	0.95	September 30, 2020
Short Russell2000	0.75	0.10	106,391	—	—	0.95	September 30, 2020
Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2020
Short SmallCap600	0.75	0.10	14,566	1,942	17,843	0.95	September 30, 2020
Ultra 7-10 Year Treasury	0.75	0.10	43,283	—	—	0.95	September 30, 2020
Ultra 20+ Year Treasury	0.75	0.10	42,764	—	—	0.95	September 30, 2020
Ultra Basic Materials	0.75	0.10	50,388	—	—	0.95	September 30, 2020
Ultra Communication Services Select Sector	0.75	0.10	4,739	632	18,241	0.95	September 30, 2020
Ultra Consumer Goods	0.75	0.10	27,145	3,619	21,271	0.95	September 30, 2020
Ultra Consumer Services	0.75	0.10	51,693	—	—	0.95	September 30, 2020
Ultra Dow30SM	0.75	0.10	39,219	—	—	0.95	September 30, 2020
Ultra Financials	0.75	0.10	29,437	—	—	0.95	September 30, 2020
Ultra FTSE China 50	0.75	0.10	39,231	—	—	0.95	September 30, 2020
Ultra FTSE Europe	0.75	0.10	19,813	2,642	10,857	0.95	September 30, 2020
Ultra Health Care	0.75	0.10	66,452	—	—	0.95	September 30, 2020
Ultra High Yield	0.75	0.10	19,396	2,586	54,600	0.95	September 30, 2020
Ultra Industrials	0.75	0.10	51,102	—	—	0.95	September 30, 2020
Ultra MidCap400	0.75	0.10	67,449	—	—	0.95	September 30, 2020
Ultra MSCI Brazil Capped	0.75	0.10	26,836	3,578	3,601	0.95	September 30, 2020
Ultra MSCI EAFE	0.75	0.10	20,354	2,714	10,650	0.95	September 30, 2020
Ultra MSCI Emerging Markets	0.75	0.10	32,299	—	—	0.95	September 30, 2020
Ultra MSCI Japan	0.75	0.10	20,415	2,722	10,437	0.95	September 30, 2020
Ultra Nasdaq Biotechnology	0.75	0.10	171,315	—	—	0.95	September 30, 2020
Ultra Oil & Gas	0.75	0.10	64,149	—	—	0.95	September 30, 2020
Ultra QQQ	0.75	0.10	363,504	—	—	0.95	September 30, 2020
Ultra Real Estate	0.75	0.10	57,239	—	—	0.95	September 30, 2020
Ultra Russell2000	0.75	0.10	275,862	—	—	0.95	September 30, 2020
Ultra S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2020
Ultra Semiconductors	0.75	0.10	50,700	—	—	0.95	September 30, 2020
Ultra SmallCap600	0.75	0.10	50,827	—	—	0.95	September 30, 2020
Ultra Technology	0.75	0.10	57,332	—	—	0.95	September 30, 2020
Ultra Telecommunications	0.75	0.10	3,815	509	48,352	0.95	September 30, 2020
Ultra Utilities	0.75	0.10	48,945	—	—	0.95	September 30, 2020

332 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraPro Communication Services Select Sector	0.75%	0.10%	$5,059	$675	$18,157	0.95%	September 30, 2020
UltraPro Dow30SM	0.75	0.10	38,112	—	—	0.95	September 30, 2020
UltraPro Financial Select Sector	0.75	0.10	58,686	—	—	0.95	September 30, 2020
UltraPro MidCap400	0.75	0.10	60,381	—	—	0.95	September 30, 2020
UltraPro Nasdaq Biotechnology	0.75	0.10	63,445	—	—	0.95	September 30, 2020
UltraPro QQQ	0.75	0.10	644,972	—	—	0.95	September 30, 2020
UltraPro Russell2000	0.75	0.10	325,888	41,613	—	0.95	September 30, 2020
UltraPro S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2020
UltraPro Short 20+ Year Treasury	0.75	0.10	26,489	—	—	0.95	September 30, 2020
UltraPro Short Communication Services Select Sector	0.75	0.10	2,612	348	14,955	0.95	September 30, 2020
UltraPro Short Dow30SM	0.75	0.10	32,225	—	—	0.95	September 30, 2020
UltraPro Short Financial Select Sector	0.75	0.10	5,902	787	27,879	0.95	September 30, 2020
UltraPro Short MidCap400	0.75	0.10	10,159	1,355	24,115	0.95	September 30, 2020
UltraPro Short Nasdaq Biotechnology	0.75	0.10	13,831	1,844	16,862	0.95	September 30, 2020
UltraPro Short QQQ	0.75	0.10	251,321	—	—	0.95	September 30, 2020
UltraPro Short Russell2000	0.75	0.10	51,922	—	—	0.95	September 30, 2020
UltraPro Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2020
UltraShort 7-10 Year Treasury	0.75	0.10	25,432	—	—	0.95	September 30, 2020
UltraShort 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2020
UltraShort Basic Materials	0.75	0.10	24,607	3,281	6,497	0.95	September 30, 2020
UltraShort Communication Services Select Sector	0.75	0.10	3,037	405	14,805	0.95	September 30, 2020
UltraShort Consumer Goods	0.75	0.10	8,738	1,165	24,165	0.95	September 30, 2020
UltraShort Consumer Services	0.75	0.10	3,685	491	30,518	0.95	September 30, 2020
UltraShort Dow30SM	0.75	0.10	38,761	—	—	0.95	September 30, 2020
UltraShort Financials	0.75	0.10	35,057	—	—	0.95	September 30, 2020
UltraShort FTSE China 50	0.75	0.10	42,806	—	—	0.95	September 30, 2020
UltraShort FTSE Europe	0.75	0.10	33,795	—	—	0.95	September 30, 2020
UltraShort Health Care	0.75	0.10	9,287	1,238	23,271	0.95	September 30, 2020
UltraShort Industrials	0.75	0.10	8,085	1,078	25,115	0.95	September 30, 2020
UltraShort MidCap400	0.75	0.10	11,324	1,510	23,106	0.95	September 30, 2020
UltraShort MSCI Brazil Capped	0.75	0.10	30,844	—	—	0.95	September 30, 2020
UltraShort MSCI EAFE	0.75	0.10	8,686	1,158	24,584	0.95	September 30, 2020
UltraShort MSCI Emerging Markets	0.75	0.10	33,915	—	—	0.95	September 30, 2020
UltraShort MSCI Japan	0.75	0.10	23,776	3,170	6,889	0.95	September 30, 2020
UltraShort Nasdaq Biotechnology	0.75	0.10	36,457	—	—	0.95	September 30, 2020
UltraShort Oil & Gas	0.75	0.10	33,404	—	—	0.95	September 30, 2020
UltraShort QQQ	0.75	0.10	119,325	—	—	0.95	September 30, 2020
UltraShort Real Estate	0.75	0.10	40,891	—	—	0.95	September 30, 2020
UltraShort Russell2000	0.75	0.10	61,952	—	—	0.95	September 30, 2020
UltraShort S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2020
UltraShort Semiconductors	0.75	0.10	32,804	895	—	0.95	September 30, 2020
UltraShort SmallCap600	0.75	0.10	11,252	1,500	21,931	0.95	September 30, 2020
UltraShort Technology	0.75	0.10	18,658	2,488	13,656	0.95	September 30, 2020
UltraShort Utilities	0.75	0.10	15,333	2,044	16,448	0.95	September 30, 2020

*  Indicates the Investment Advisory Fee Rate incurred for the period ended November 30, 2019. Funds with a maximum fee rate of 0.75% are subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion.
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 333

For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund's annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2019, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2020	2021	2022	2023	2024	2025	Recoupment
Short 7-10 Year Treasury	$84,790	$77,466	$37,209	$30,777	$68,440	$10,514	$309,196
Short Basic Materials	89,314	83,218	68,669	60,770	69,309	11,219	382,499
Short Dow30SM	122,796	75,022	80,629	56,819	58,252	10,881	404,399
Short Financials	89,064	78,621	60,938	56,880	67,106	10,885	363,494
Short FTSE China 50	105,803	87,428	63,961	64,014	72,169	11,801	405,176
Short High Yield	87,689	32,137	74,384	47,725	67,482	12,766	322,183
Short MidCap400	101,429	68,728	54,461	59,003	64,470	10,745	358,836
Short MSCI EAFE	109,596	81,321	75,099	50,861	65,324	12,269	394,470
Short MSCI Emerging Markets	47,858	81,480	53,542	33,973	67,720	12,047	296,620
Short Oil & Gas	90,741	84,209	62,887	61,322	69,720	11,304	380,183
Short QQQ	233,406	274,650	239,709	217,677	289,992	53,746	1,309,180
Short Real Estate	90,383	80,148	59,167	60,323	68,486	11,302	369,809
Short Russell2000	399,196	311,512	249,456	199,443	188,717	36,543	1,384,867
Short SmallCap600	80,665	82,083	53,416	60,957	69,876	11,433	358,430
Ultra 7-10 Year Treasury	301,560	97,675	62,536	71,959	89,428	14,811	637,969
Ultra 20+ Year Treasury	117,517	113,192	76,690	73,005	92,526	13,811	486,741
Ultra Basic Materials	133,780	119,544	88,772	101,200	101,333	16,316	560,945
Ultra Communication Services Select Sector	—	—	—	—	44,817	7,974	52,791
Ultra Consumer Goods	123,914	133,569	97,284	106,550	105,592	17,334	584,243
Ultra Consumer Services	121,105	144,953	96,358	110,784	103,519	17,336	594,055
Ultra Dow30SM	116,980	129,031	59,625	42,175	83,496	12,817	444,124
Ultra Financials	87,854	115,816	—	—	69,257	6,726	279,653
Ultra FTSE China 50	124,083	97,217	68,253	87,846	77,866	12,951	468,216
Ultra FTSE Europe	81,145	85,820	53,612	57,464	67,523	11,076	356,640
Ultra Health Care	126,289	170,796	93,516	119,750	135,285	21,381	667,017
Ultra High Yield	154,099	156,423	144,442	143,367	157,016	25,506	780,853
Ultra Industrials	118,794	146,680	99,560	117,943	101,797	16,534	601,308
Ultra MidCap400	114,172	129,296	86,553	98,454	149,145	19,964	597,584
Ultra MSCI Brazil Capped	91,271	83,614	57,727	57,780	68,922	11,464	370,778
Ultra MSCI EAFE	89,290	74,839	58,174	58,330	68,038	11,207	359,878
Ultra MSCI Emerging Markets	106,459	80,090	53,106	55,431	64,469	11,660	371,215
Ultra MSCI Japan	82,399	82,285	54,716	58,663	78,351	11,156	367,570
Ultra Nasdaq Biotechnology	529,605	561,494	352,874	357,572	348,301	51,581	2,201,427
Ultra Oil & Gas	177,389	174,554	121,239	107,939	128,797	20,730	730,648
Ultra QQQ	616,655	561,942	491,411	627,801	734,603	117,742	3,150,154
Ultra Real Estate	128,235	148,427	100,745	122,540	116,571	18,000	634,518
Ultra Russell2000	374,496	391,774	678,331	826,508	598,481	59,668	2,929,258
Ultra Semiconductors	123,797	124,455	80,179	96,820	104,479	16,514	546,244
Ultra SmallCap600	96,586	155,955	115,280	150,594	112,888	15,710	647,013
Ultra Technology	152,665	158,577	93,230	134,585	135,521	16,930	691,508
Ultra Telecommunications	124,376	125,319	93,855	91,919	108,608	17,465	561,542
Ultra Utilities	129,009	125,663	94,203	92,407	102,810	15,417	559,509
UltraPro Communication Services Select Sector	—	—	—	—	45,030	8,117	53,147

334 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expires September 30,						Total Amount Eligible for
Fund	2020	2021	2022	2023	2024	2025	Recoupment
UltraPro Dow30SM	$126,559	$140,127	$90,215	$19,082	$91,917	$12,538	$480,438
UltraPro Financial Select Sector	147,516	143,647	116,132	101,976	114,820	19,395	643,486
UltraPro MidCap400	108,670	157,746	79,187	135,605	112,697	19,379	613,284
UltraPro Nasdaq Biotechnology	23,638	180,238	126,025	141,396	128,882	19,713	619,892
UltraPro QQQ	706,840	723,093	561,314	963,595	1,385,400	204,811	4,545,053
UltraPro Russell2000	492,844	391,157	812,931	764,947	827,229	85,343	3,374,451
UltraPro Short 20+ Year Treasury	79,018	75,991	22,335	22,175	46,924	9,024	255,467
UltraPro Short Communication Services Select Sector	—	—	—	—	40,105	5,883	45,988
UltraPro Short Dow30SM	105,834	76,852	39,960	91,602	68,233	11,351	393,832
UltraPro Short Financial Select Sector	85,426	88,904	71,708	62,784	69,131	11,543	389,496
UltraPro Short MidCap400	89,478	89,110	62,493	65,192	72,678	11,837	390,788
UltraPro Short Nasdaq Biotechnology	12,765	58,530	56,113	57,809	67,397	10,870	263,484
UltraPro Short QQQ	293,276	315,811	359,287	290,662	465,760	92,036	1,816,832
UltraPro Short Russell2000	144,666	120,714	103,833	112,751	98,638	17,429	598,031
UltraShort 7-10 Year Treasury	85,893	61,402	3,327	—	38,596	8,736	197,954
UltraShort Basic Materials	91,231	86,014	64,799	63,073	70,451	11,537	387,105
UltraShort Communication Services Select Sector	—	—	—	—	40,373	6,022	46,395
UltraShort Consumer Goods	89,557	86,611	64,050	61,744	69,385	11,373	382,720
UltraShort Consumer Services	95,919	85,905	64,734	62,218	70,715	11,547	391,038
UltraShort Dow30SM	133,867	89,137	77,135	82,051	73,406	13,131	468,727
UltraShort Financials	117,490	77,079	67,185	61,995	69,598	11,481	404,828
UltraShort FTSE China 50	152,896	111,517	90,082	76,673	84,460	14,261	529,889
UltraShort FTSE Europe	89,329	75,218	62,101	55,794	66,712	11,382	360,536
UltraShort Health Care	92,376	85,211	62,982	61,997	68,921	11,262	382,749
UltraShort Industrials	95,818	84,536	61,627	61,531	69,530	11,406	384,448
UltraShort MidCap400	90,108	87,634	61,997	64,164	72,713	11,930	388,546
UltraShort MSCI Brazil Capped	88,159	76,394	63,937	54,325	62,331	10,680	355,826
UltraShort MSCI EAFE	91,412	85,135	59,845	61,180	69,545	11,556	378,673
UltraShort MSCI Emerging Markets	96,601	76,996	62,095	59,291	67,151	11,439	373,573
UltraShort MSCI Japan	92,490	82,432	57,556	60,345	68,641	11,291	372,755
UltraShort Nasdaq Biotechnology	158,156	143,818	85,111	67,576	73,296	12,276	540,233
UltraShort Oil & Gas	93,112	76,555	62,586	57,364	67,749	11,219	368,585
UltraShort QQQ	322,567	288,533	246,278	213,623	230,252	40,305	1,341,558
UltraShort Real Estate	145,534	92,020	76,125	68,322	81,940	13,618	477,559
UltraShort Russell2000	225,267	172,946	152,686	127,910	115,973	20,923	815,705
UltraShort Semiconductors	91,302	86,559	61,295	62,679	70,672	11,343	383,850
UltraShort SmallCap600	88,808	87,727	60,768	62,947	70,540	11,567	382,357
UltraShort Technology	94,212	85,165	63,735	62,504	71,059	11,812	388,487
UltraShort Utilities	93,012	84,495	60,181	60,800	68,277	11,219	377,984

Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual's related compensation, along with the compensation of staff who administer the Funds' compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the Statements of Operations as "Compliance services fees".

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 335

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Such fees are reflected on the Statements of Operations as "Administration Fees". Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as "Custodian Fees".

7. Listing, Data and Related Fees

The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as "Listing, Data and related fees".

8. Trustees Fees

The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $185,000 annual retainer (paid in quarterly increments) for services provided as a Board member, plus a quarterly in-person meeting fee of $10,000, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000. Such fees are allocated between the Funds and other affiliated funds. Each Fund's share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as "Trustees Fees".

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. None of the Funds had any transaction fees for the period ended November 30, 2019 or the year ended May 31, 2019.

11. Investment Transactions

For the period ended November 30, 2019, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the ProShares Ultra 20+ Treasury, ProShares Ultra 7-10 Year Treasury Funds), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Ultra 7-10 Year Treasury	$39,160,357	$36,550,212
Ultra 20+ Year Treasury	30,638,515	25,785,058
Ultra Basic Materials	752,677	899,974

336 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Purchases	Sales
Ultra Communication Services Select Sector	$1,038,065	$2,423,346
Ultra Consumer Goods	79,171	105,481
Ultra Consumer Services	11,906,382	392,127
Ultra Dow30SM	65,141,400	—
Ultra Financials	42,143,691	12,134,205
Ultra Health Care	3,025,654	2,985,496
Ultra Industrials	4,563,590	518,626
Ultra MidCap400	46,952,798	36,876,415
Ultra Nasdaq Biotechnology	27,186,409	28,007,129
Ultra Oil & Gas	1,884,269	6,292,230
Ultra QQQ	328,007,531	30,867,782
Ultra Real Estate	197,947,432	3,167,090
Ultra Russell2000	34,420,490	18,000,512
Ultra S&P500®	999,953,992	33,668,210
Ultra Semiconductors	6,557,205	5,139,926
Ultra SmallCap600	2,454,023	1,847,464
Ultra Technology	26,444,107	8,705,360
Ultra Telecommunications	182,629	192,916
Ultra Utilities	762,086	220,328
UltraPro Communication Services Select Sector	1,535,440	2,539,241
UltraPro Dow30SM	216,273,418	—
UltraPro Financial Select Sector	324,785	2,256,838
UltraPro MidCap400	3,902,135	1,373,718
UltraPro Nasdaq Biotechnology	2,933,217	5,199,930
UltraPro QQQ	2,378,911,620	54,924,879
UltraPro Russell2000	77,314,643	21,282,527
UltraPro S&P500®	653,378,285	18,888,852

12. In-Kind Transactions

During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended November 30, 2019, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Ultra Basic Materials	$7,296,144	$480,576
Ultra Consumer Goods	1,152,086	89,600
Ultra Consumer Services	13,060,692	822,484
Ultra Dow30SM	64,220,352	7,051,226
Ultra Financials	111,205,711	41,768,841
Ultra Health Care	12,761,399	(578,196)
Ultra Industrials	5,511,317	359,426
Ultra MidCap400	32,629,637	2,740,929
Ultra Nasdaq Biotechnology	88,727,773	4,978,418
Ultra Oil & Gas	8,427,807	482,905
Ultra QQQ	241,341,424	20,281,746
Ultra Real Estate	211,119,420	12,954,529
Ultra Russell2000	54,112,990	4,388,488
Ultra S&P500®	809,646,057	50,440,523

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 337

Fund	Fair Value	Net Realized Gains (Losses)
Ultra Semiconductors	$12,119,598	$1,468,536
Ultra SmallCap600	4,933,790	231,170
Ultra Technology	62,344,809	5,816,328
Ultra Utilities	3,141,682	553,889
UltraPro Dow30SM	310,587,474	16,417,363
UltraPro Financial Select Sector	8,538,991	330,011
UltraPro MidCap400	2,581,498	128,342
UltraPro Nasdaq Biotechnology	12,007,129	1,184,559
UltraPro QQQ	2,889,107,923	209,795,289
UltraPro Russell2000	111,913,804	4,779,241
UltraPro S&P500®	575,953,301	39,444,129

In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2019, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Ultra 20+ Year Treasury	$2,620,249
Ultra Basic Materials	4,307,023
Ultra MidCap400	16,043,158
Ultra Nasdaq Biotechnology	14,318,824
Ultra Oil & Gas	7,104,511
Ultra QQQ	69,067,932
Ultra Real Estate	1,978,128
Ultra Russell2000	56,105,028
Ultra S&P500®	413,145,018
Ultra Semiconductors	20,725,959
Ultra Technology	36,427,215
Ultra Telecommunications	1,009,176
Ultra Utilities	17,804,386
UltraPro Dow30SM	61,519,633
UltraPro Nasdaq Biotechnology	1,791,194
UltraPro QQQ	472,546,127
UltraPro Russell2000	70,104,245
UltraPro S&P500®	99,360,548

13. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

338 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund will achieve a high degree of correlation with its index or a multiple or inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund's NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percentage change of the Fund's index on such day. A number of other factors may adversely affect a Fund's correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and the index and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives, and repurchase agreements, if applicable, entered into by a Fund. A Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At November 30, 2019, the ProShares Ultra MSCI Japan, ProShares UltraPro Communication Services Select Sector and ProShares UltraShort Oil & Gas had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 339

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Foreign Currency Risk

Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.

•  Debt Instrument Risk

Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

14. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects risk of loss to be remote.

15. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Specifically, the Receivables Agreement among the Advisor, ProFund Advisors LLC (an investment adviser affiliated with the Advisor), ProFunds Trust, and the Trust (collectively, the "PF Trusts") (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions and/or written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments under the Receivable Agreement are triggered if any specified fund of a PF Trust does not recover the full amounts owed to it by Lehman following conclusion of all bankruptcy, liquidation and SIPC proceedings relating to Lehman. Management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

340 :: NOVEMBER 30, 2019 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

16. New Accounting Pronouncements

In March 2017, the FASB issued Accounting Standards Update ("ASU") 2017-08 ("ASU 2017-08"), Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. The adoption of ASU 2017-08 had no impact on the Funds.

17. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2019 (UNAUDITED) :: 341

At a meeting held September 16-17, 2019, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the renewal of the Investment Advisory Agreement (the "Advisory Agreement") and the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") (collectively, the "Advisory Agreements"), each for certain series of Trust, between the Trust, on behalf of each of its operational series (the "Funds"), and ProShare Advisors LLC (the "Advisor"). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other Funds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds") that are designed to seek daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underlying index for a single day, not for any other period.

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's fiduciary responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreements, including information that addressed, among other things:

(i)  the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)  the costs of the services to be provided and the profits realized by the Advisor;

(iii)  the investment performance of the Funds and the Advisor;

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and

(v)  other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreements, including, among other things:

(i)  information about the advisory services that were being provided by the Advisor with respect to the Funds;

(ii)  the Advisor's Form ADV;

(iii)  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods;

(vi)  performance information for prior periods;

(vii)  comparative industry fee data;

(viii)  information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;

(ix)  information regarding the Advisor's trade allocation and best execution policies and procedures;

(x)  information about the financial condition of the Advisor;

(xi)  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and

(xii)  the Advisor's reputation, expertise and resources.

The Independent Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting, the Board also considered information they received throughout the year as part of their regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted there would be no significant differences between the scope of services provided by the Advisor in the past year and those to be

342 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) PROSHARES TRUST

provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

(i)  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

(ii)  the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;

(iii)  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

(iv)  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

(v)  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

(vi)  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

(vii)  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

(viii)  a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years and, recently, the additions of several high level personnel in the areas of operations as well as continued research into technological upgrades that would generally improve capacity and document production capabilities;

(ix)  information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds; and

(x)  the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs than for traditional ETFs.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior years and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services provided by the Advisor with respect to each Fund were of high quality, (ii) the Advisor achieved the investment goals of the Funds, (iii) the Advisor's services benefited the Funds' shareholders, particularly in light of the nature of the Funds and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Funds.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique and few, if any, fund complexes with funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate, but acknowledged the existence of certain differences between the Funds and their peers. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fee. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own, and noted that it would be more expensive or impractical to do so.

The Board reviewed information prepared by the independent consultant comparing management and expense information for each Fund to that of its Peer Group. The Board reviewed Peer Group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the Funds to other funds with investment objectives most similar to the Funds. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) :: 343

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the five mutual funds it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor to the mutual funds is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual funds and does not provide other services like daily cash management, collateral management and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual funds and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2019, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods.

The Board noted that, in regard to the Matching Funds and the Geared Funds, the correlation of returns for these Funds to their respective benchmarks (or relevant inverse or multiple thereof) was generally within expected ranges during the review periods. The Board also noted that given the nature of the Matching Funds and the Geared Funds, the correlation of performance versus the benchmark (or relevant inverse or multiple thereof) was more meaningful than a Fund's total return.

The Board considered that each of the two Active Funds (ProShares Managed Futures Strategy and ProShares K-1 Crude Oil Strategy) had less than three calendar years of performance information available. In regard to ProShares Managed Futures Strategy, the Board noted that for the one-year period ended June 30, 2019, the Fund outperformed its Peer Group average and universe average and slightly underperformed its benchmark index. In regard to ProShares K-1 Crude Oil Strategy, the Board noted that for the one-year period ended June 30, 2019, the Fund underperformed its universe average and benchmark index.

After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

Profitability

The Board considered the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement and the Unitary Fee Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Morningstar Alternatives Solution ETF, which pays 0.07%, the ProShares Global Listed Private Equity ETF, and the ProShares Short Term USD Emerging Markets Bond ETF, which pays 0.50%, and the ProShares Inflation Expectations ETF, which pays 0.55%), and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2020.

344 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) PROSHARES TRUST

The Board considered that the Funds covered by the Unitary Fee Agreement pay an advisory fee that remains the same (as a percentage of such a Fund's net assets) as asset levels increased. The Board also noted that under the Unitary Fee Agreement the Advisor was contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provided an effective cap on each subject Fund's normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor's representation that such an arrangement provided important distribution benefits for the Funds and addressed competitive pressures within the ETF industry, particularly with "strategic" or "matching" funds.

The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the amounts of some Funds increase and decrease sometimes significantly and, therefore, economies of scale may be elusive.

The Board considered that for the Funds where the advisory fees remain the same (as a percentage of net assets) as asset levels increase shareholders may benefit from the expense limitation arrangements in place for certain of the Funds.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement for Funds covered under the Advisory Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreements.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) :: 345

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2019 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2019. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2019.

As of October 31, 2019, the Funds federal tax information is as follow:

Fund	QDI	DRD	QII
Short 7-10 Year Treasury	0.00%	0.00%	92.98%
Short 20+ Year Treasury	0.00	0.00	95.83
Short Basic Materials	0.00	0.00	100.00
Short Dow30SM	0.00	0.00	100.00
Short Financials	0.00	0.00	100.00
Short FTSE China 50	0.00	0.00	99.46
Short High Yield	0.00	0.00	100.00
Short MidCap400	0.00	0.00	100.00
Short MSCI EAFE	0.00	0.00	100.00
Short MSCI Emerging Markets	0.00	0.00	87.61
Short Oil & Gas	0.00	0.00	100.00
Short QQQ	0.00	0.00	100.00
Short Real Estate	0.00	0.00	98.64
Short Russell2000	0.00	0.00	100.00
Short S&P500®	0.00	0.00	100.00
Short SmallCap600	0.00	0.00	100.00
Ultra 7-10 Year Treasury	0.00	0.00	96.88
Ultra 20+ Year Treasury	0.00	0.00	100.00
Ultra Basic Materials	100.00	100.00	12.00
Ultra Communication Services Select Sector	77.51	77.92	97.07
Ultra Consumer Goods	100.00	100.00	11.46
Ultra Consumer Services	100.00	100.00	16.88
Ultra Dow30SM	100.00	100.00	43.54
Ultra Financials	100.00	100.00	5.96
Ultra FTSE China 50	0.00	0.00	100.00
Ultra FTSE Europe	0.00	0.00	100.00
Ultra Health Care	100.00	100.00	28.28
Ultra High Yield	0.00	0.00	15.27
Ultra Industrials	100.00	100.00	20.63
Ultra MidCap400	100.00	100.00	22.00
Ultra MSCI Brazil Capped	0.00	0.00	77.35
Ultra MSCI EAFE	0.00	0.00	100.00
Ultra MSCI Emerging Markets	0.00	0.00	100.00
Ultra MSCI Japan	0.00	0.00	95.37
Ultra Oil & Gas	100.00	100.00	9.74
Ultra QQQ	100.00	100.00	25.32
Ultra Real Estate	0.35	0.35	9.63
Ultra Russell2000	100.00	100.00	32.23
Ultra S&P500®	100.00	100.00	28.62
Ultra Semiconductors	100.00	100.00	20.39
Ultra SmallCap600	100.00	100.00	43.39
Ultra Technology	100.00	100.00	9.93
Ultra Telecommunications	86.72	83.61	3.35
Ultra Utilities	100.00	100.00	28.04

346 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Fund	QDI	DRD	QII
UltraPro Dow30SM	100.00%	100.00%	29.04%
UltraPro Financial Select Sector	100.00	100.00	15.66
UltraPro MidCap400	100.00	100.00	35.70
UltraPro QQQ	100.00	100.00	71.91
UltraPro Russell2000	100.00	100.00	80.15
UltraPro S&P500®	100.00	100.00	30.84
UltraPro Short 20+ Year Treasury	0.00	0.00	100.00
UltraPro Short Communication Services Select Sector	0.00	0.00	100.00
UltraPro Short Dow30SM	0.00	0.00	100.00
UltraPro Short Financial Select Sector	0.00	0.00	100.00
UltraPro Short MidCap400	0.00	0.00	100.00
UltraPro Short Nasdaq Biotechnology	0.00	0.00	100.00
UltraPro Short QQQ	0.00	0.00	100.00
UltraPro Short Russell2000	0.00	0.00	100.00
UltraPro Short S&P500®	0.00	0.00	100.00
UltraShort 7-10 Year Treasury	0.00	0.00	97.73
UltraShort 20+ Year Treasury	0.00	0.00	97.80
UltraShort Basic Materials	0.00	0.00	100.00
UltraShort Communication Services Select Sector	0.00	0.00	100.00
UltraShort Consumer Goods	0.00	0.00	100.00
UltraShort Consumer Services	0.00	0.00	100.00
UltraShort Dow30SM	0.00	0.00	99.62
UltraShort Financials	0.00	0.00	100.00
UltraShort FTSE China 50	0.00	0.00	100.00
UltraShort FTSE Europe	0.00	0.00	97.14
UltraShort Health Care	0.00	0.00	100.00
UltraShort Industrials	0.00	0.00	100.00
UltraShort MidCap400	0.00	0.00	96.44
UltraShort MSCI Brazil Capped	0.00	0.00	100.00
UltraShort MSCI EAFE	0.00	0.00	94.43
UltraShort MSCI Emerging Markets	0.00	0.00	97.56
UltraShort MSCI Japan	0.00	0.00	100.00
UltraShort Nasdaq Biotechnology	0.00	0.00	98.99
UltraShort Oil & Gas	0.00	0.00	90.24
UltraShort QQQ	0.00	0.00	99.17
UltraShort Real Estate	0.00	0.00	100.00
UltraShort Russell2000	0.00	0.00	100.00
UltraShort S&P500®	0.00	0.00	98.77
UltraShort Semiconductors	0.00	0.00	100.00
UltraShort SmallCap600	0.00	0.00	97.68
UltraShort Technology	0.00	0.00	100.00
UltraShort Utilities	0.00	0.00	100.00

Funds with Short-Term Capital Gain Designation

For the tax year ended October 31, 2019, the Trust does not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short Term Gains.

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 347

Funds with Equalization

For the tax year ended October 31, 2019, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Fund	Long-Term
Ultra Consumer Services	$63,452
Ultra Dow30SM	5,681,328
Ultra Industrials	899,380
Ultra S&P500®	5,646,743
Ultra Technology	215,745
UltraPro Dow30SM	2,983,584
UltraPro QQQ	14,166,330
UltraPro S&P500®	7,841,195

Tax Return of Capital — Section 19 Notice

The following information concerns the source of distributions paid to shareholders of record as follows:

Ticker		Fund Name	CUSIP
EZJ		Ultra MSCI Japan	74347	X708
Record Date	Pay Date	Source of Distribution[1]	Distribution		% of Distribution
Sept. 26, 2019	Oct. 2, 2019	Estimated Net Investment Income	$0.014507		94.58%
		Estimated Return of Capital	$0.000831		5.42%
		Total (per share)	$0.015338		100%
Jun. 26, 2019	Jul. 2, 2019	Estimated Net Investment Income	$0.024656		94.58%
		Estimated Return of Capital	$0.001412		5.42%
		Total (per share)	$0.026068		100%
Mar. 21, 2019	Mar. 27, 2019	Estimated Net Investment Income	$0.048999		94.58%
		Estimated Return of Capital	$0.002807		5.42%
		Total (per share)	$0.051806		100%

1  The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital. Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund's investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes.

348 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Proxy Voting Information

A description of the Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

The Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (Form N-Q for filings prior to March 1, 2019). The Trust's Form N-PORT will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the website at www.ProShares.com

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 349

ProShares Trust

7501 Wisconsin Avenue, Suite 1000E, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Geared ETFs seek returns that are either 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with larger or inverse multiples and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.

"QQQ", "NASDAQ-100®" and "NASDAQ Biotechnology Index®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's®", "S&P®", "S&P 500®", "S&P MidCap 400®", "S&P SmallCap 600®", "Standard & Poor's 500®", "S&P 500® VIX® Short-Term Futures IndexTM", "S&P 500® VIX® Mid-Term Futures IndexTM", certain "S&P Select Industry Indices", "Dow Jones Index", "DJ", "Dow Jones Industrial AverageSM", "The Dow 30SM", "Dow Jones U.S. Sector Indexes", "Dow Jones Select Sector Indexes" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Index" and "Russell®" are trademarks of Russell Investment Group. "MSCI", "MSCI Inc.", "MSCI Index" and "EAFE" are service marks of MSCI. "ICE U.S. 7-10 Year Bond IndexTM" and "ICE U.S. 20+ Year Bond IndexTM" are trademarks of Intercontinental Exchange, Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. The "NYSE Arca Gold Miners IndexSM" is a service mark of NYSE or its affiliates. All have been licensed for use by ProShares. "VIX®" is a trademark of the Chicago Board Options Exchange, Incorporated ("CBOE") and CBOE has agreed that S&P Dow Jones Indices LLC may use the "VIX®" trademark in the names of the Indexes as licensed to ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2019 ProShare Advisors LLC. All rights reserved.  PSGSA1119

(b)         Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)         Schedule I – Investments in securities of unaffiliated issuers

For those Funds which included a Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 12.1%

Aerospace & Defense - 0.3%
Arconic, Inc.	67	2,074
Boeing Co. (The)	91	33,322
General Dynamics Corp.	39	7,088
Huntington Ingalls Industries, Inc.	7	1,762
L3Harris Technologies, Inc.	38	7,641
Lockheed Martin Corp.	41	16,032
Northrop Grumman Corp.	26	9,146
Raytheon Co.	47	10,219
Textron, Inc.	40	1,850
TransDigm Group, Inc.	8	4,537
United Technologies Corp.	136	20,174
		113,845
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	23	1,768
Expeditors International of Washington, Inc.	28	2,093
FedEx Corp.	40	6,402
United Parcel Service, Inc., Class B	118	14,128
		24,391
Airlines - 0.1%
Alaska Air Group, Inc.	22	1,518
American Airlines Group, Inc.	68	1,954
Delta Air Lines, Inc.	98	5,616
Southwest Airlines Co.	82	4,727
United Airlines Holdings, Inc.*	36	3,341
		17,156
Auto Components - 0.0%(a)
Aptiv plc	42	3,943
BorgWarner, Inc.	35	1,472
		5,415
Automobiles - 0.0%(a)
Ford Motor Co.	665	6,025
General Motors Co.	213	7,668
Harley-Davidson, Inc.	27	982
		14,675
Banks - 0.7%
Bank of America Corp.	1,417	47,215
BB&T Corp.	130	7,114
Citigroup, Inc.	381	28,621
Citizens Financial Group, Inc.	77	2,961
Comerica, Inc.	25	1,760
Fifth Third Bancorp	125	3,774
First Republic Bank	28	3,077
Huntington Bancshares, Inc.	179	2,665
JPMorgan Chase & Co.	540	71,150
KeyCorp	172	3,335
M&T Bank Corp.	23	3,789
People’s United Financial, Inc.	70	1,155
PNC Financial Services Group, Inc. (The)	75	11,491
Regions Financial Corp.	171	2,846
SunTrust Banks, Inc.	75	5,313
SVB Financial Group*	8	1,854
US Bancorp	243	14,587
Wells Fargo & Co.	677	36,869
Zions Bancorp NA	31	1,543
		251,119
Beverages - 0.2%
Brown-Forman Corp., Class B	32	2,170
Coca-Cola Co. (The)	651	34,763
Constellation Brands, Inc., Class A	28	5,210
Molson Coors Brewing Co., Class B	33	1,666
Monster Beverage Corp.*	66	3,948
PepsiCo, Inc.	236	32,056
		79,813
Biotechnology - 0.3%
AbbVie, Inc.	251	22,020
Alexion Pharmaceuticals, Inc.*	38	4,330
Amgen, Inc.	101	23,707
Biogen, Inc.*	31	9,294
Gilead Sciences, Inc.	213	14,322
Incyte Corp.*	30	2,825
Regeneron Pharmaceuticals, Inc.*	13	4,797
Vertex Pharmaceuticals, Inc.*	43	9,535
		90,830
Building Products - 0.0%(a)
Allegion plc	15	1,800
AO Smith Corp.	25	1,210
Fortune Brands Home & Security, Inc.	25	1,582
Johnson Controls International plc	135	5,782
Masco Corp.	49	2,281
		12,655
Capital Markets - 0.3%
Affiliated Managers Group, Inc.	8	683
Ameriprise Financial, Inc.	23	3,769
Bank of New York Mellon Corp. (The)	145	7,101
BlackRock, Inc.	20	9,898
Cboe Global Markets, Inc.	19	2,259
Charles Schwab Corp. (The)	197	9,751
CME Group, Inc.	61	12,367
E*TRADE Financial Corp.	41	1,816
Franklin Resources, Inc.	48	1,320
Goldman Sachs Group, Inc. (The)	55	12,174
Intercontinental Exchange, Inc.	95	8,946
Invesco Ltd.	68	1,194
MarketAxess Holdings, Inc.	6	2,423
Moody’s Corp.	27	6,120
Morgan Stanley	213	10,539
MSCI, Inc.	14	3,629
Nasdaq, Inc.	19	1,991
Northern Trust Corp.	36	3,861
Raymond James Financial, Inc.	22	1,976
S&P Global, Inc.	41	10,851
State Street Corp.	63	4,731
T. Rowe Price Group, Inc.	39	4,819
		122,218
Chemicals - 0.2%
Air Products & Chemicals, Inc.	36	8,508
Albemarle Corp.	18	1,177
Celanese Corp.	22	2,762
CF Industries Holdings, Inc.	37	1,710
Corteva, Inc.	127	3,305
Dow, Inc.	127	6,778
DuPont de Nemours, Inc.	126	8,166
Eastman Chemical Co.	23	1,802
Ecolab, Inc.	42	7,840
FMC Corp.	23	2,253
International Flavors & Fragrances, Inc.	18	2,542

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Linde plc	92	18,971
LyondellBasell Industries NV, Class A	43	3,979
Mosaic Co. (The)	62	1,181
PPG Industries, Inc.	40	5,154
Sherwin-Williams Co. (The)	14	8,164
		84,292
Commercial Services & Supplies - 0.1%
Cintas Corp.	14	3,599
Copart, Inc.*	34	3,026
Republic Services, Inc.	35	3,103
Rollins, Inc.	25	896
Waste Management, Inc.	66	7,452
		18,076
Communications Equipment - 0.1%
Arista Networks, Inc.*	9	1,756
Cisco Systems, Inc.	718	32,533
F5 Networks, Inc.*	10	1,457
Juniper Networks, Inc.	60	1,504
Motorola Solutions, Inc.	28	4,684
		41,934
Construction & Engineering - 0.0%(a)
Jacobs Engineering Group, Inc.	23	2,118
Quanta Services, Inc.	25	1,041
		3,159
Construction Materials - 0.0%(a)
Martin Marietta Materials, Inc.	10	2,684
Vulcan Materials Co.	23	3,263
		5,947
Consumer Finance - 0.1%
American Express Co.	115	13,814
Capital One Financial Corp.	79	7,901
Discover Financial Services	54	4,583
Synchrony Financial	105	3,928
		30,226
Containers & Packaging - 0.0%(a)
Amcor plc	278	2,852
Avery Dennison Corp.	14	1,825
Ball Corp.	57	3,765
International Paper Co.	67	3,105
Packaging Corp. of America	15	1,678
Sealed Air Corp.	27	1,019
Westrock Co.	44	1,775
		16,019
Distributors - 0.0%(a)
Genuine Parts Co.	25	2,609
LKQ Corp.*	55	1,941
		4,550
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	36	878

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc., Class B*	331	72,919

Diversified Telecommunication Services - 0.3%
AT&T, Inc.	1,236	46,201
CenturyLink, Inc.	169	2,449
Verizon Communications, Inc.	699	42,108
		90,758
Electric Utilities - 0.3%
Alliant Energy Corp.	41	2,173
American Electric Power Co., Inc.	84	7,673
Duke Energy Corp.	124	10,933
Edison International	61	4,215
Entergy Corp.	33	3,841
Evergy, Inc.	40	2,531
Eversource Energy	55	4,545
Exelon Corp.	165	7,326
FirstEnergy Corp.	92	4,388
NextEra Energy, Inc.	84	19,641
Pinnacle West Capital Corp.	19	1,660
PPL Corp.	124	4,220
Southern Co. (The)	177	10,972
Xcel Energy, Inc.	90	5,534
		89,652
Electrical Equipment - 0.1%
AMETEK, Inc.	38	3,762
Eaton Corp. plc	71	6,567
Emerson Electric Co.	103	7,608
Rockwell Automation, Inc.	20	3,917
		21,854
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	49	5,096
CDW Corp.	25	3,376
Corning, Inc.	133	3,862
FLIR Systems, Inc.	24	1,286
IPG Photonics Corp.*	6	853
Keysight Technologies, Inc.*	32	3,425
TE Connectivity Ltd.	58	5,377
		23,275
Energy Equipment & Services - 0.1%
Baker Hughes Co.	111	2,489
Halliburton Co.	150	3,148
Helmerich & Payne, Inc.	20	791
National Oilwell Varco, Inc.	67	1,511
Schlumberger Ltd.	235	8,507
TechnipFMC plc	73	1,375
		17,821
Entertainment - 0.2%
Activision Blizzard, Inc.	130	7,128
Electronic Arts, Inc.*	49	4,949
Netflix, Inc.*	74	23,285
Take-Two Interactive Software, Inc.*	19	2,306
Viacom, Inc., Class B	62	1,492
Walt Disney Co. (The)	304	46,080
		85,240
Equity Real Estate Investment Trusts (REITs) - 0.4%
Alexandria Real Estate Equities, Inc.	19	3,088
American Tower Corp.	75	16,052
Apartment Investment & Management Co., Class A	26	1,398
AvalonBay Communities, Inc.	24	5,146
Boston Properties, Inc.	24	3,325
Crown Castle International Corp.	70	9,356
Digital Realty Trust, Inc.	35	4,233
Duke Realty Corp.	61	2,146
Equinix, Inc.	14	7,936
Equity Residential	60	5,106
Essex Property Trust, Inc.	10	3,122
Extra Space Storage, Inc.	22	2,333
Federal Realty Investment Trust	11	1,453
Healthpeak Properties, Inc.	85	2,965
Host Hotels & Resorts, Inc.	126	2,204
Iron Mountain, Inc.	49	1,574

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Kimco Realty Corp.	73	1,578
Macerich Co. (The)	21	565
Mid-America Apartment Communities, Inc.	19	2,586
Prologis, Inc.	107	9,796
Public Storage	25	5,267
Realty Income Corp.	54	4,138
Regency Centers Corp.	28	1,821
SBA Communications Corp.	19	4,493
Simon Property Group, Inc.	52	7,863
SL Green Realty Corp.	14	1,195
UDR, Inc.	51	2,451
Ventas, Inc.	63	3,673
Vornado Realty Trust	28	1,808
Welltower, Inc.	69	5,835
Weyerhaeuser Co.	127	3,748
		128,254
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	75	22,486
Kroger Co. (The)	137	3,745
Sysco Corp.	87	7,008
Walgreens Boots Alliance, Inc.	129	7,688
Walmart, Inc.	240	28,582
		69,509
Food Products - 0.1%
Archer-Daniels-Midland Co.	95	4,078
Campbell Soup Co.	29	1,351
Conagra Brands, Inc.	84	2,425
General Mills, Inc.	102	5,439
Hershey Co. (The)	25	3,704
Hormel Foods Corp.	47	2,093
JM Smucker Co. (The)	19	1,997
Kellogg Co.	42	2,735
Kraft Heinz Co. (The)	106	3,233
Lamb Weston Holdings, Inc.	25	2,099
McCormick & Co., Inc. (Non-Voting)	20	3,385
Mondelez International, Inc., Class A	244	12,820
Tyson Foods, Inc., Class A	51	4,584
		49,943
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	20	2,139

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	298	25,464
ABIOMED, Inc.*	7	1,373
Align Technology, Inc.*	11	3,051
Baxter International, Inc.	87	7,131
Becton Dickinson and Co.	44	11,374
Boston Scientific Corp.*	236	10,207
Cooper Cos., Inc. (The)	8	2,505
Danaher Corp.	108	15,766
DENTSPLY SIRONA, Inc.	39	2,205
Edwards Lifesciences Corp.*	35	8,573
Hologic, Inc.*	45	2,309
IDEXX Laboratories, Inc.*	14	3,522
Intuitive Surgical, Inc.*	19	11,265
Medtronic plc	227	25,286
ResMed, Inc.	24	3,590
Stryker Corp.	55	11,267
Teleflex, Inc.	8	2,827
Varian Medical Systems, Inc.*	15	2,006
Zimmer Biomet Holdings, Inc.	34	4,940
		154,661
Health Care Providers & Services - 0.4%
AmerisourceBergen Corp.	26	2,286
Anthem, Inc.	42	12,124
Cardinal Health, Inc.	51	2,806
Centene Corp.*	70	4,233
Cigna Corp.	65	12,995
CVS Health Corp.	220	16,559
DaVita, Inc.*	16	1,148
HCA Healthcare, Inc.	44	6,101
Henry Schein, Inc.*	26	1,791
Humana, Inc.	23	7,848
Laboratory Corp. of America Holdings*	16	2,757
McKesson Corp.	31	4,484
Quest Diagnostics, Inc.	23	2,451
UnitedHealth Group, Inc.	161	45,059
Universal Health Services, Inc., Class B	14	1,953
WellCare Health Plans, Inc.*	8	2,577
		127,172
Health Care Technology - 0.0%(a)
Cerner Corp.	54	3,866

Hotels, Restaurants & Leisure - 0.2%
Carnival Corp.	68	3,065
Chipotle Mexican Grill, Inc.*	5	4,070
Darden Restaurants, Inc.	20	2,369
Hilton Worldwide Holdings, Inc.	48	5,040
Las Vegas Sands Corp.	58	3,639
Marriott International, Inc., Class A	46	6,457
McDonald’s Corp.	128	24,893
MGM Resorts International	90	2,875
Norwegian Cruise Line Holdings Ltd.*	37	1,985
Royal Caribbean Cruises Ltd.	28	3,361
Starbucks Corp.	202	17,257
Wynn Resorts Ltd.	16	1,934
Yum! Brands, Inc.	51	5,134
		82,079
Household Durables - 0.0%(a)
DR Horton, Inc.	58	3,210
Garmin Ltd.	25	2,442
Leggett & Platt, Inc.	24	1,256
Lennar Corp., Class A	48	2,863
Mohawk Industries, Inc.*	10	1,394
Newell Brands, Inc.	66	1,268
PulteGroup, Inc.	44	1,745
Whirlpool Corp.	10	1,431
		15,609
Household Products - 0.2%
Church & Dwight Co., Inc.	42	2,950
Clorox Co. (The)	22	3,261
Colgate-Palmolive Co.	145	9,834
Kimberly-Clark Corp.	59	8,044
Procter & Gamble Co. (The)	423	51,631
		75,720
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp.	114	2,156
NRG Energy, Inc.	43	1,708
		3,864

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Industrial Conglomerates - 0.2%
3M Co.	98	16,637
General Electric Co.	1,478	16,657
Honeywell International, Inc.	121	21,605
Roper Technologies, Inc.	18	6,487
		61,386
Insurance - 0.3%
Aflac, Inc.	126	6,910
Allstate Corp. (The)	57	6,347
American International Group, Inc.	148	7,794
Aon plc	40	8,144
Arthur J Gallagher & Co.	31	2,891
Assurant, Inc.	10	1,329
Chubb Ltd.	77	11,664
Cincinnati Financial Corp.	26	2,783
Everest Re Group Ltd.	7	1,899
Globe Life, Inc.	16	1,644
Hartford Financial Services Group, Inc. (The)	61	3,773
Lincoln National Corp.	34	2,008
Loews Corp.	44	2,240
Marsh & McLennan Cos., Inc.	86	9,294
MetLife, Inc.	135	6,738
Principal Financial Group, Inc.	44	2,424
Progressive Corp. (The)	99	7,232
Prudential Financial, Inc.	68	6,366
Travelers Cos., Inc. (The)	43	5,879
Unum Group	37	1,137
Willis Towers Watson plc	22	4,322
		102,818
Interactive Media & Services - 0.6%
Alphabet, Inc., Class A*	51	66,508
Alphabet, Inc., Class C*	51	66,553
Facebook, Inc., Class A*	406	81,866
TripAdvisor, Inc.	19	540
Twitter, Inc.*	132	4,080
		219,547
Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc.*	70	126,056
Booking Holdings, Inc.*	7	13,328
eBay, Inc.	134	4,760
Expedia Group, Inc.	24	2,440
		146,584
IT Services - 0.7%
Accenture plc, Class A	108	21,725
Akamai Technologies, Inc.*	27	2,352
Alliance Data Systems Corp.	7	748
Automatic Data Processing, Inc.	74	12,638
Broadridge Financial Solutions, Inc.	19	2,351
Cognizant Technology Solutions Corp., Class A	94	6,026
DXC Technology Co.	45	1,680
Fidelity National Information Services, Inc.	103	14,230
Fiserv, Inc.*	96	11,159
FleetCor Technologies, Inc.*	14	4,297
Gartner, Inc.*	15	2,407
Global Payments, Inc.	51	9,236
International Business Machines Corp.	150	20,168
Jack Henry & Associates, Inc.	13	1,975
Leidos Holdings, Inc.	23	2,089
Mastercard, Inc., Class A	151	44,127
Paychex, Inc.	54	4,651
PayPal Holdings, Inc.*	199	21,494
VeriSign, Inc.*	18	3,433
Visa, Inc., Class A	293	54,061
Western Union Co. (The)	73	1,962
		242,809
Leisure Products - 0.0%(a)
Hasbro, Inc.	20	2,034

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	53	4,281
Illumina, Inc.*	25	8,019
IQVIA Holdings, Inc.*	31	4,525
Mettler-Toledo International, Inc.*	3	2,158
PerkinElmer, Inc.	19	1,765
Thermo Fisher Scientific, Inc.	68	21,349
Waters Corp.*	10	2,221
		44,318
Machinery - 0.2%
Caterpillar, Inc.	95	13,749
Cummins, Inc.	26	4,754
Deere & Co.	54	9,075
Dover Corp.	25	2,787
Flowserve Corp.	24	1,169
Fortive Corp.	51	3,681
IDEX Corp.	13	2,116
Illinois Tool Works, Inc.	49	8,542
Ingersoll-Rand plc	40	5,244
PACCAR, Inc.	59	4,801
Parker-Hannifin Corp.	22	4,373
Pentair plc	30	1,331
Snap-on, Inc.	9	1,444
Stanley Black & Decker, Inc.	26	4,101
Westinghouse Air Brake Technologies Corp.	32	2,514
Xylem, Inc.	31	2,403
		72,084
Media - 0.2%
CBS Corp. (Non-Voting), Class B	57	2,302
Charter Communications, Inc., Class A*	27	12,690
Comcast Corp., Class A	767	33,863
Discovery, Inc., Class A*	27	889
Discovery, Inc., Class C*	60	1,831
DISH Network Corp., Class A*	41	1,401
Fox Corp., Class A	61	2,181
Fox Corp., Class B	29	1,015
Interpublic Group of Cos., Inc. (The)	67	1,501
News Corp., Class A	68	876
News Corp., Class B	22	289
Omnicom Group, Inc.	36	2,861
		61,699
Metals & Mining - 0.0%(a)
Freeport-McMoRan, Inc.	247	2,811
Newmont Goldcorp Corp.	140	5,376
Nucor Corp.	52	2,930
		11,117
Multiline Retail - 0.1%
Dollar General Corp.	43	6,767
Dollar Tree, Inc.*	40	3,658
Kohl’s Corp.	28	1,316

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Macy’s, Inc.(b)	55	843
Nordstrom, Inc.	19	725
Target Corp.	87	10,876
		24,185
Multi-Utilities - 0.1%
Ameren Corp.	42	3,122
CenterPoint Energy, Inc.	86	2,112
CMS Energy Corp.	48	2,942
Consolidated Edison, Inc.	57	4,953
Dominion Energy, Inc.	139	11,552
DTE Energy Co.	31	3,873
NiSource, Inc.	65	1,719
Public Service Enterprise Group, Inc.	86	5,101
Sempra Energy	46	6,775
WEC Energy Group, Inc.	54	4,787
		46,936
Oil, Gas & Consumable Fuels - 0.5%
Apache Corp.	65	1,448
Cabot Oil & Gas Corp.	72	1,148
Chevron Corp.	321	37,599
Cimarex Energy Co.	18	827
Concho Resources, Inc.	35	2,540
ConocoPhillips	188	11,269
Devon Energy Corp.	70	1,532
Diamondback Energy, Inc.	27	2,088
EOG Resources, Inc.	99	7,019
Exxon Mobil Corp.	716	48,781
Hess Corp.	44	2,732
HollyFrontier Corp.	27	1,392
Kinder Morgan, Inc.	331	6,491
Marathon Oil Corp.	138	1,608
Marathon Petroleum Corp.	111	6,731
Noble Energy, Inc.	82	1,702
Occidental Petroleum Corp.	152	5,863
ONEOK, Inc.	70	4,973
Phillips 66	76	8,719
Pioneer Natural Resources Co.	28	3,580
Valero Energy Corp.	70	6,684
Williams Cos., Inc. (The)	206	4,680
		169,406
Personal Products - 0.0%(a)
Coty, Inc., Class A	52	600
Estee Lauder Cos., Inc. (The), Class A	36	7,037
		7,637
Pharmaceuticals - 0.5%
Allergan plc	57	10,542
Bristol-Myers Squibb Co.	396	22,548
Eli Lilly & Co.	143	16,781
Johnson & Johnson	445	61,183
Merck & Co., Inc.	432	37,662
Mylan NV*	89	1,671
Perrigo Co. plc	24	1,230
Pfizer, Inc.	935	36,016
Zoetis, Inc.	81	9,762
		197,395
Professional Services - 0.0%(a)
Equifax, Inc.	20	2,793
IHS Markit Ltd.*	68	4,940
Nielsen Holdings plc	63	1,232
Robert Half International, Inc.	21	1,222
Verisk Analytics, Inc.	27	3,982
		14,169
Real Estate Management & Development - 0.0%(a)
CBRE Group, Inc., Class A*	58	3,307

Road & Rail - 0.1%
CSX Corp.	135	9,658
JB Hunt Transport Services, Inc.	14	1,619
Kansas City Southern	16	2,439
Norfolk Southern Corp.	43	8,320
Union Pacific Corp.	119	20,943
		42,979
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.*	185	7,243
Analog Devices, Inc.	63	7,116
Applied Materials, Inc.	157	9,090
Broadcom, Inc.	68	21,502
Intel Corp.	750	43,538
KLA Corp.	27	4,424
Lam Research Corp.	25	6,671
Maxim Integrated Products, Inc.	47	2,664
Microchip Technology, Inc.	40	3,782
Micron Technology, Inc.*	187	8,884
NVIDIA Corp.	103	22,324
Qorvo, Inc.*	20	2,084
QUALCOMM, Inc.	205	17,128
Skyworks Solutions, Inc.	28	2,752
Texas Instruments, Inc.	159	19,113
Xilinx, Inc.	42	3,897
		182,212
Software - 0.8%
Adobe, Inc.*	82	25,382
ANSYS, Inc.*	14	3,566
Autodesk, Inc.*	36	6,512
Cadence Design Systems, Inc.*	48	3,372
Citrix Systems, Inc.	20	2,256
Fortinet, Inc.*	24	2,523
Intuit, Inc.	43	11,132
Microsoft Corp.	1,290	195,280
NortonLifeLock, Inc.	98	2,440
Oracle Corp.	372	20,884
salesforce.com, Inc.*	148	24,108
Synopsys, Inc.*	25	3,526
		300,981
Specialty Retail - 0.3%
Advance Auto Parts, Inc.	11	1,728
AutoZone, Inc.*	3	3,534
Best Buy Co., Inc.	40	3,226
CarMax, Inc.*	28	2,723
Gap, Inc. (The)	37	614
Home Depot, Inc. (The)	186	41,015
L Brands, Inc.	41	785
Lowe’s Cos., Inc.	131	15,368
O’Reilly Automotive, Inc.*	13	5,750
Ross Stores, Inc.	62	7,201
Tiffany & Co.	18	2,408
TJX Cos., Inc. (The)	204	12,470
Tractor Supply Co.	20	1,889
Ulta Beauty, Inc.*	9	2,105
		100,816
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	718	191,885
Hewlett Packard Enterprise Co.	223	3,530

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
HP, Inc.	253	5,080
NetApp, Inc.	41	2,484
Seagate Technology plc	41	2,447
Western Digital Corp.	51	2,567
Xerox Holdings Corp.	33	1,285
		209,278
Textiles, Apparel & Luxury Goods - 0.1%
Capri Holdings Ltd.*	27	1,003
Hanesbrands, Inc.	63	949
NIKE, Inc., Class B	211	19,726
PVH Corp.	13	1,260
Ralph Lauren Corp.	8	859
Tapestry, Inc.	49	1,318
Under Armour, Inc., Class A*	34	642
Under Armour, Inc., Class C*	35	606
VF Corp.	55	4,870
		31,233
Tobacco - 0.1%
Altria Group, Inc.	318	15,805
Philip Morris International, Inc.	263	21,810
		37,615
Trading Companies & Distributors - 0.0%(a)
Fastenal Co.	99	3,516
United Rentals, Inc.*	13	1,990
WW Grainger, Inc.	7	2,219
		7,725
Water Utilities - 0.0%(a)
American Water Works Co., Inc.	31	3,752

Wireless Telecommunication Services - 0.0%(a)
T-Mobile US, Inc.*	54	4,242

TOTAL COMMON STOCKS (Cost $3,966,883)		4,399,797

Number of Rights

RIGHTS - 0.0%(a)

Biotechnology - 0.0%(a)
Tobira Therapeutics, Inc., CVR*(c)(d) (Cost $—)	10	—

Shares

SECURITIES LENDING REINVESTMENTS(e) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $784)	784	784

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 84.3%

REPURCHASE AGREEMENTS(f) - 15.6%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $5,649,202 (Cost $5,648,454)	5,648,454	5,648,454

U.S. TREASURY OBLIGATIONS - 68.7%
U.S. Treasury Bills
1.52%, 1/30/2020(g) (Cost $24,937,012)	25,000,000	24,937,894

TOTAL SHORT-TERM INVESTMENTS (Cost $30,585,466)		30,586,348

Total Investments - 96.4% (Cost $34,553,133)		34,986,929
Other Assets Less Liabilities - 3.6%		1,318,550
Net Assets - 100.0%		36,305,479

See accompanying notes to the financial statements.

*                           Non-income producing security.

(a)                   Represents less than 0.05% of net assets.

(b)                   The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $751, collateralized in the form of cash with a value of $784 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)                    Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(d)                   Illiquid security.

(e)                    The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $784.

(f)                     The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(g)                    The rate shown was the current yield as of November 30, 2019.

Abbreviations

CVR                                             Contingent Value Rights - No defined expiration

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$796,496
Aggregate gross unrealized depreciation	(105,912)
Net unrealized appreciation	$690,584
Federal income tax cost	$34,581,527

See accompanying notes to the financial statements.

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
E-Mini Euro	16	12/16/2019	USD	$1,102,600	$11,975

Swap Agreements(1)

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
43,974	11/8/2021	Credit Suisse International	2.01%	S&P 500® Total Return Index	925
412,272	1/6/2020	Credit Suisse International	1.51%	iShares® MSCI Emerging Markets ETF(6)	60,302
2,721,038	11/8/2021	Credit Suisse International	1.91%	Russell 2000® Total Return Index	43,559
2,991,861	11/8/2021	Credit Suisse International	1.46%	iShares® MSCI EAFE ETF(6)	(7,161)
6,169,145					97,625	—	(40,000)	57,625
91,673	11/6/2020	Morgan Stanley & Co. International plc	2.26%	S&P 500® Total Return Index	10,370
240,924	12/7/2020	Morgan Stanley & Co. International plc	1.91%	iShares® MSCI Emerging Markets ETF(6)	99,632
332,597					110,002	(110,002)	—	—
1,625	1/6/2021	Societe Generale	1.76%	Russell 2000® Total Return Index	35
244,570	1/6/2020	Societe Generale	1.41%	iShares® MSCI Emerging Markets ETF(6)	68,577
313,037	1/6/2020	Societe Generale	2.46%	iShares® MSCI EAFE ETF(6)	30,777
559,232					99,389	—	—	99,389
3,249	11/8/2021	UBS AG	1.76%	Russell 2000® Total Return Index	71
963,965	11/8/2021	UBS AG	1.76%	iShares® MSCI EAFE ETF(6)	(1,597)
1,084,045	11/8/2021	UBS AG	1.56%	iShares® MSCI Emerging Markets ETF(6)	(32,283)
2,051,259					(33,809)	—	33,809	—

9,112,233					273,207
				Total Unrealized Appreciation	314,248
				Total Unrealized Depreciation	(41,041)

(1)              The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)              Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

(4)              The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)              Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to the financial statements.

Large Cap Core Plus

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 94.0%

Aerospace & Defense - 3.0%
Arconic, Inc.	33,735	1,044,435
Boeing Co. (The)	6,215	2,275,809
General Dynamics Corp.	8,639	1,570,052
L3Harris Technologies, Inc.	16,320	3,281,789
Lockheed Martin Corp.	11,297	4,417,466
Northrop Grumman Corp.	7,576	2,665,009
Raytheon Co.	15,873	3,451,108
Textron, Inc.	13,203	610,507
United Technologies Corp.	29,513	4,377,958
		23,694,133
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	23,676	1,819,501

Airlines - 0.3%
United Airlines Holdings, Inc.*	28,962	2,687,674

Auto Components - 0.2%
BorgWarner, Inc.	35,655	1,499,293

Automobiles - 0.6%
Ford Motor Co.	216,200	1,958,772
General Motors Co.	43,236	1,556,496
Harley-Davidson, Inc.	36,370	1,323,141
		4,838,409
Banks - 4.7%
Bank of America Corp.	115,780	3,857,790
Citigroup, Inc.	19,735	1,482,493
Citizens Financial Group, Inc.	69,583	2,676,162
Comerica, Inc.	35,315	2,486,529
Fifth Third Bancorp	89,940	2,715,289
Huntington Bancshares, Inc.	172,893	2,574,377
JPMorgan Chase & Co.	52,819	6,959,431
KeyCorp	126,013	2,443,392
People’s United Financial, Inc.	123,318	2,034,747
PNC Financial Services Group, Inc. (The)	15,890	2,434,507
Regions Financial Corp.	153,999	2,562,543
SVB Financial Group*	10,893	2,524,235
Wells Fargo & Co.	45,537	2,479,945
		37,231,440
Beverages - 1.0%
Coca-Cola Co. (The)	45,307	2,419,394
Constellation Brands, Inc., Class A	14,180	2,638,331
Monster Beverage Corp.*	12,711	760,372
PepsiCo, Inc.	15,339	2,083,496
		7,901,593
Biotechnology - 1.6%
AbbVie, Inc.	5,002	438,826
Alexion Pharmaceuticals, Inc.*	7,088	807,607
Amgen, Inc.	3,827	898,273
Biogen, Inc.*	10,621	3,184,282
Gilead Sciences, Inc.	4,301	289,199
Incyte Corp.*	30,824	2,902,388
Vertex Pharmaceuticals, Inc.*	17,157	3,804,565
		12,325,140
Building Products - 0.3%
Johnson Controls International plc	41,028	1,757,229
Masco Corp.	16,224	755,227
		2,512,456
Capital Markets - 3.4%
Ameriprise Financial, Inc.	17,153	2,810,862
Cboe Global Markets, Inc.	22,129	2,631,138
Charles Schwab Corp. (The)	48,739	2,412,580
CME Group, Inc.	8,909	1,806,122
Franklin Resources, Inc.	13,678	376,008
Intercontinental Exchange, Inc.	36,777	3,463,290
Invesco Ltd.	109,539	1,923,505
MarketAxess Holdings, Inc.	6,745	2,723,766
Morgan Stanley	54,522	2,697,749
Nasdaq, Inc.	23,775	2,491,620
State Street Corp.	29,222	2,194,572
T. Rowe Price Group, Inc.	13,206	1,631,733
		27,162,945
Chemicals - 1.4%
Air Products & Chemicals, Inc.	2,823	667,160
CF Industries Holdings, Inc.	35,926	1,660,141
Dow, Inc.	6,043	322,515
DuPont de Nemours, Inc.	7,672	497,222
International Flavors & Fragrances, Inc.	18,287	2,582,673
Linde plc	23,010	4,744,892
Mosaic Co. (The)	47,726	909,180
		11,383,783
Commercial Services & Supplies - 0.7%
Republic Services, Inc.	28,945	2,565,974
Waste Management, Inc.	26,620	3,005,664
		5,571,638
Communications Equipment - 1.1%
Arista Networks, Inc.*	10,196	1,989,546
Cisco Systems, Inc.	59,160	2,680,540
Juniper Networks, Inc.	59,037	1,479,467
Motorola Solutions, Inc.	15,648	2,617,910
		8,767,463
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	10,106	2,712,450
Vulcan Materials Co.	6,293	892,788
		3,605,238
Consumer Finance - 0.9%
Capital One Financial Corp.	17,539	1,754,075
Discover Financial Services	34,037	2,888,720
Synchrony Financial	74,314	2,780,087
		7,422,882
Containers & Packaging - 1.1%
International Paper Co.	57,992	2,687,349
Packaging Corp. of America	19,602	2,193,464
Sealed Air Corp.	42,185	1,591,640
Westrock Co.	58,828	2,372,533
		8,844,986
Distributors - 0.3%
LKQ Corp.*	70,364	2,482,442

Diversified Consumer Services - 0.3%
H&R Block, Inc.	93,305	2,274,776

Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc., Class B*	32,779	7,221,214

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	103,051	3,852,046
Verizon Communications, Inc.	55,845	3,364,103
		7,216,149

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Electric Utilities - 1.9%
American Electric Power Co., Inc.	33,630	3,072,101
Entergy Corp.	22,476	2,615,982
Evergy, Inc.	38,471	2,434,060
Exelon Corp.	65,900	2,925,960
NextEra Energy, Inc.	1,238	289,469
Pinnacle West Capital Corp.	10,173	889,018
Xcel Energy, Inc.	43,233	2,658,397
		14,884,987
Electrical Equipment - 0.5%
AMETEK, Inc.	28,359	2,807,824
Emerson Electric Co.	15,409	1,138,109
		3,945,933
Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc.	49,297	1,431,585
Keysight Technologies, Inc.*	25,930	2,775,288
Knowles Corp.*	1	12
TE Connectivity Ltd.	20,005	1,854,663
		6,061,548
Energy Equipment & Services - 1.1%
Baker Hughes Co.	94,523	2,119,206
Helmerich & Payne, Inc.	58,023	2,293,649
National Oilwell Varco, Inc.	103,893	2,342,787
TechnipFMC plc	119,067	2,243,222
		8,998,864
Entertainment - 1.6%
Electronic Arts, Inc.*	15,161	1,531,413
Netflix, Inc.*	7,946	2,500,288
Take-Two Interactive Software, Inc.*	20,045	2,432,461
Viacom, Inc., Class B	110,116	2,650,492
Walt Disney Co. (The)	22,533	3,415,552
		12,530,206
Equity Real Estate Investment Trusts (REITs) - 5.8%
American Tower Corp.	1,354	289,797
Apartment Investment & Management Co., Class A	43,533	2,340,769
AvalonBay Communities, Inc.	13,650	2,926,696
Crown Castle International Corp.	6,311	843,528
Duke Realty Corp.	71,250	2,506,575
Equity Residential	3,857	328,231
Essex Property Trust, Inc.	7,915	2,470,905
Federal Realty Investment Trust	9,111	1,203,290
Healthpeak Properties, Inc.	102,711	3,582,560
Host Hotels & Resorts, Inc.	130,989	2,290,997
Iron Mountain, Inc.	51,909	1,667,317
Kimco Realty Corp.	56,678	1,225,378
Macerich Co. (The)	48,018	1,293,125
Mid-America Apartment Communities, Inc.	18,433	2,508,916
Prologis, Inc.	38,125	3,490,344
Public Storage	11,732	2,471,698
Simon Property Group, Inc.	20,861	3,154,392
SL Green Realty Corp.	25,361	2,164,054
UDR, Inc.	50,338	2,418,741
Ventas, Inc.	37,232	2,170,998
Vornado Realty Trust	37,709	2,434,870
Welltower, Inc.	28,515	2,411,513
		46,194,694
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	2,390	716,546
Kroger Co. (The)	73,902	2,020,481
Sysco Corp.	3,877	312,292
Walmart, Inc.	13,154	1,566,510
		4,615,829
Food Products - 1.2%
Campbell Soup Co.	23,889	1,112,511
Conagra Brands, Inc.	32,473	937,496
General Mills, Inc.	20,966	1,117,907
Hershey Co. (The)	16,837	2,494,570
Hormel Foods Corp.	12,831	571,364
Lamb Weston Holdings, Inc.	7,604	638,584
Tyson Foods, Inc., Class A	31,906	2,868,030
		9,740,462
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	13,566	1,159,215
Align Technology, Inc.*	10,154	2,816,111
Baxter International, Inc.	39,789	3,261,504
Boston Scientific Corp.*	30,797	1,331,970
Cooper Cos., Inc. (The)	7,432	2,326,885
Edwards Lifesciences Corp.*	4,589	1,124,030
Hologic, Inc.*	47,332	2,429,078
IDEXX Laboratories, Inc.*	10,533	2,649,892
Medtronic plc	48,418	5,393,281
Teleflex, Inc.	3,277	1,157,895
		23,649,861
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	26,753	2,351,856
Cardinal Health, Inc.	50,310	2,768,559
Centene Corp.*	47,205	2,854,486
Cigna Corp.	20,548	4,107,956
CVS Health Corp.	58,849	4,429,564
HCA Healthcare, Inc.	13,801	1,913,647
Humana, Inc.	3,189	1,088,183
McKesson Corp.	13,295	1,922,989
UnitedHealth Group, Inc.	13,951	3,904,466
Universal Health Services, Inc., Class B	2,316	323,059
WellCare Health Plans, Inc.*	8,879	2,859,660
		28,524,425
Hotels, Restaurants & Leisure - 2.8%
Carnival Corp.	59,596	2,686,588
Chipotle Mexican Grill, Inc.*	3,566	2,902,439
Darden Restaurants, Inc.	21,711	2,571,451
Hilton Worldwide Holdings, Inc.	27,563	2,894,115
McDonald’s Corp.	4,952	963,065
Norwegian Cruise Line Holdings Ltd.*	45,654	2,448,880
Royal Caribbean Cruises Ltd.	23,744	2,849,755
Starbucks Corp.	50,371	4,303,194
Yum! Brands, Inc.	5,339	537,477
		22,156,964
Household Durables - 1.4%
Garmin Ltd.	26,418	2,580,775
Lennar Corp., Class A	41,818	2,494,444
NVR, Inc.*	709	2,688,450
PulteGroup, Inc.	49,736	1,972,032
Whirlpool Corp.	8,841	1,265,147
		11,000,848
Household Products - 1.1%
Church & Dwight Co., Inc.	33,401	2,346,086
Clorox Co. (The)	14,138	2,095,676
Procter & Gamble Co. (The)	37,068	4,524,520
		8,966,282
Industrial Conglomerates - 0.6%
3M Co.	3,000	509,310

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
General Electric Co.	31,757	357,901
Honeywell International, Inc.	3,380	603,499
Roper Technologies, Inc.	8,072	2,908,907
		4,379,617
Insurance - 3.7%
Allstate Corp. (The)	26,979	3,004,112
Arthur J Gallagher & Co.	27,692	2,582,833
Assurant, Inc.	18,230	2,422,220
Everest Re Group Ltd.	9,471	2,569,103
Globe Life, Inc.	25,023	2,571,363
Hartford Financial Services Group, Inc. (The)	44,166	2,732,109
Loews Corp.	46,271	2,355,194
Principal Financial Group, Inc.	45,631	2,514,268
Progressive Corp. (The)	38,881	2,840,257
Prudential Financial, Inc.	31,894	2,985,916
Unum Group	78,682	2,418,685
		28,996,060
Interactive Media & Services - 2.9%
Alphabet, Inc., Class A*	4,855	6,331,357
Alphabet, Inc., Class C*	4,892	6,383,864
Facebook, Inc., Class A*	41,934	8,455,572
Twitter, Inc.*	68,281	2,110,566
		23,281,359
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc.*	7,901	14,228,121
eBay, Inc.	80,695	2,866,286
Expedia Group, Inc.	2,218	225,482
		17,319,889
IT Services - 4.5%
Accenture plc, Class A	10,971	2,206,926
Akamai Technologies, Inc.*	10,677	930,180
Alliance Data Systems Corp.	22,626	2,418,946
Broadridge Financial Solutions, Inc.	5,008	619,540
DXC Technology Co.	79,327	2,961,277
Gartner, Inc.*	13,110	2,103,631
International Business Machines Corp.	5,182	696,720
Jack Henry & Associates, Inc.	16,174	2,457,478
Leidos Holdings, Inc.	10,385	943,373
Mastercard, Inc., Class A	11,673	3,411,201
Paychex, Inc.	31,157	2,683,241
PayPal Holdings, Inc.*	41,640	4,497,536
VeriSign, Inc.*	12,683	2,419,155
Visa, Inc., Class A	25,850	4,769,583
Western Union Co. (The)	84,118	2,261,092
		35,379,879
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	32,102	2,592,879
IQVIA Holdings, Inc.*	18,332	2,676,105
Mettler-Toledo International, Inc.*	3,449	2,481,245
Thermo Fisher Scientific, Inc.	1,457	457,425
		8,207,654
Machinery - 2.2%
Cummins, Inc.	15,856	2,899,428
Dover Corp.	23,740	2,646,535
IDEX Corp.	15,783	2,568,525
Illinois Tool Works, Inc.	7,453	1,299,282
PACCAR, Inc.	35,853	2,917,359
Parker-Hannifin Corp.	14,110	2,804,927
Pentair plc	41,241	1,829,038
Snap-on, Inc.	3,304	530,160
		17,495,254
Media - 1.8%
CBS Corp. (Non-Voting), Class B	20,364	822,298
Charter Communications, Inc., Class A*	5,949	2,796,090
Comcast Corp., Class A	107,328	4,738,531
Discovery, Inc., Class A*	84,759	2,791,961
DISH Network Corp., Class A*	8,425	287,882
Fox Corp., Class A	9,076	324,558
Fox Corp., Class B	12,854	449,633
News Corp., Class A	161,673	2,082,348
Omnicom Group, Inc.	3,572	283,903
		14,577,204
Metals & Mining - 0.7%
Freeport-McMoRan, Inc.	244,160	2,778,541
Newmont Goldcorp Corp.	17,263	662,899
Nucor Corp.	38,240	2,155,206
		5,596,646
Multiline Retail - 0.5%
Dollar General Corp.	4,691	738,176
Macy’s, Inc.(b)	31,186	477,770
Nordstrom, Inc.	11,935	455,559
Target Corp.	19,831	2,479,073
		4,150,578
Multi-Utilities - 1.2%
Ameren Corp.	32,725	2,432,449
CenterPoint Energy, Inc.	89,211	2,191,022
DTE Energy Co.	20,454	2,555,523
Sempra Energy	2,081	306,469
WEC Energy Group, Inc.	19,528	1,731,157
		9,216,620
Oil, Gas & Consumable Fuels - 3.5%
Cabot Oil & Gas Corp.	130,415	2,078,815
Chevron Corp.	48,302	5,657,613
Cimarex Energy Co.	13,814	635,030
ConocoPhillips	4,878	292,387
Devon Energy Corp.	91,840	2,010,378
Diamondback Energy, Inc.	33,339	2,578,438
EOG Resources, Inc.	35,557	2,520,991
Exxon Mobil Corp.	64,107	4,367,610
Hess Corp.	38,533	2,392,514
Marathon Petroleum Corp.	31,072	1,884,206
ONEOK, Inc.	11,994	852,174
Williams Cos., Inc. (The)	128,645	2,922,815
		28,192,971
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	8,951	1,749,652

Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	50,446	2,872,395
Eli Lilly & Co.	4,420	518,687
Johnson & Johnson	43,011	5,913,582
Merck & Co., Inc.	62,143	5,417,627
Pfizer, Inc.	86,020	3,313,491
Zoetis, Inc.	27,091	3,265,007
		21,300,789
Professional Services - 0.2%
Robert Half International, Inc.	31,585	1,838,247

Road & Rail - 0.6%
CSX Corp.	16,957	1,213,104

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Norfolk Southern Corp.	16,898	3,269,763
Union Pacific Corp.	2,868	504,739
		4,987,606
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc.*	24,582	962,385
Analog Devices, Inc.	19,310	2,181,064
Applied Materials, Inc.	20,515	1,187,819
Broadcom, Inc.	15,874	5,019,518
Intel Corp.	73,712	4,278,982
NVIDIA Corp.	2,665	577,612
Qorvo, Inc.*	24,783	2,582,636
QUALCOMM, Inc.	26,755	2,235,380
Texas Instruments, Inc.	22,691	2,727,685
Xilinx, Inc.	23,401	2,171,145
		23,924,226
Software - 6.6%
Adobe, Inc.*	13,471	4,169,679
Autodesk, Inc.*	19,690	3,561,921
Cadence Design Systems, Inc.*	38,984	2,738,626
Fortinet, Inc.*	27,227	2,861,830
Intuit, Inc.	13,654	3,534,884
Microsoft Corp.	152,760	23,124,809
NortonLifeLock, Inc.	74,821	1,863,043
Oracle Corp.	42,577	2,390,273
salesforce.com, Inc.*	32,359	5,270,957
Synopsys, Inc.*	18,840	2,657,193
		52,173,215
Specialty Retail - 1.5%
Best Buy Co., Inc.	9,544	769,628
Gap, Inc. (The)	30,540	507,269
Home Depot, Inc. (The)	20,341	4,485,394
L Brands, Inc.	43,147	825,834
Ross Stores, Inc.	27,466	3,190,176
Ulta Beauty, Inc.*	10,302	2,409,226
		12,187,527
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	84,625	22,616,031
Hewlett Packard Enterprise Co.	50,276	795,869
HP, Inc.	133,837	2,687,447
NetApp, Inc.	30,226	1,831,394
Xerox Holdings Corp.	63,773	2,482,683
		30,413,424
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd.*	24,551	911,824
Hanesbrands, Inc.	23,019	346,896
NIKE, Inc., Class B	22,166	2,072,300
Ralph Lauren Corp.	16,024	1,720,016
Under Armour, Inc., Class A*	127,892	2,415,880
		7,466,916
Tobacco - 0.2%
Altria Group, Inc.	15,816	786,055
Philip Morris International, Inc.	13,774	1,142,278
		1,928,333
Trading Companies & Distributors - 0.4%
United Rentals, Inc.*	15,444	2,363,704
WW Grainger, Inc.	1,628	515,995
		2,879,699
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	34,233	2,689,002

TOTAL COMMON STOCKS (Cost $686,012,046)		748,066,425

Number of Rights

RIGHTS - 0.0%(c)

Media - 0.0%(c)
DISH Network Corp., expiring 12/9/2019* (Cost $—)	2	1

Shares

SECURITIES LENDING REINVESTMENTS(d) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $407,312)	407,312	407,312

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 5.2%

REPURCHASE AGREEMENTS(e) - 5.2%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $41,391,437 (Cost $41,385,952)	41,385,952	41,385,952

Total Investments - 99.3% (Cost $727,805,310)		789,859,690
Other Assets Less Liabilities - 0.7%		5,770,261
Net Assets - 100.0%		795,629,951

See accompanying notes to the financial statements.

*                           Non-income producing security.

(a)                   All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $67,043,620.

(b)                   The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $390,001, collateralized in the form of cash with a value of $407,312 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)                    Represents less than 0.05% of net assets.

(d)                   The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $407,312.

(e)                    The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,760,591
Aggregate gross unrealized depreciation	(27,881,401)
Net unrealized appreciation	$63,879,190
Federal income tax cost	$729,890,987

Swap Agreements(1)

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
(59,274,239)	12/7/2020	Goldman Sachs International	(1.69)%	Credit Suisse 130/30 Large Cap Index (short portion)(6)	(192,285)	41,679	150,606	—

(41,007,323)	1/6/2021	Societe Generale	(1.56)%	Credit Suisse 130/30 Large Cap Index (short portion)(6)	(125,361)
176,513,457	1/6/2021	Societe Generale	1.96%	Credit Suisse 130/30 Large Cap Index (long portion)(7)	2,940,885
135,506,134					2,815,524	(2,815,524)	—	—
(132,382,008)	11/8/2021	UBS AG	(1.86)%	Credit Suisse 130/30 Large Cap Index (short portion)(6)	(415,736)
103,538,529	11/8/2021	UBS AG	2.31%	Credit Suisse 130/30 Large Cap Index (long portion)(7)	1,702,984
(28,843,479)					1,287,248	(1,132,184)	—	155,064

47,388,416					3,910,487
				Total Unrealized Appreciation	4,643,869
				Total Unrealized Depreciation	(733,382)

See accompanying notes to the financial statements.

(1)              The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)              Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)              The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)              Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)              Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_November.pdf.

(7)              See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 95.3%

Aerospace & Defense - 2.0%
Arconic, Inc.	166	5,139
Boeing Co. (The)	51	18,675
Curtiss-Wright Corp.	9	1,236
General Dynamics Corp.	53	9,632
Hexcel Corp.	8	637
Huntington Ingalls Industries, Inc.	6	1,510
L3Harris Technologies, Inc.	34	6,837
Lockheed Martin Corp.	39	15,250
Moog, Inc., Class A	6	515
Northrop Grumman Corp.	22	7,739
Raytheon Co.	51	11,088
Spirit AeroSystems Holdings, Inc., Class A	13	1,131
Teledyne Technologies, Inc.*	6	2,052
Textron, Inc.	56	2,590
TransDigm Group, Inc.	6	3,403
United Technologies Corp.	168	24,921
		112,355
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	31	2,382
Expeditors International of Washington, Inc.	22	1,645
FedEx Corp.	65	10,403
Hub Group, Inc., Class A*	15	766
United Parcel Service, Inc., Class B	143	17,121
XPO Logistics, Inc.*	40	3,308
		35,625
Airlines - 0.2%
American Airlines Group, Inc.	60	1,724
Delta Air Lines, Inc.	56	3,209
JetBlue Airways Corp.*	35	675
Southwest Airlines Co.	27	1,556
United Airlines Holdings, Inc.*	32	2,970
		10,134
Auto Components - 0.5%
Adient plc*	145	3,170
American Axle & Manufacturing Holdings, Inc.*	78	769
Aptiv plc	45	4,225
Autoliv, Inc.	24	1,961
BorgWarner, Inc.	56	2,355
Cooper Tire & Rubber Co.	21	605
Cooper-Standard Holdings, Inc.*	12	341
Dana, Inc.	64	1,085
Delphi Technologies plc*	57	710
Garrett Motion, Inc.*	42	486
Gentex Corp.	50	1,420
Goodyear Tire & Rubber Co. (The)	201	3,214
Lear Corp.	21	2,526
Tenneco, Inc., Class A	20	248
Visteon Corp.*	22	2,058
		25,173
Automobiles - 1.3%
Ford Motor Co.	4,163	37,717
General Motors Co.	818	29,448
Harley-Davidson, Inc.	66	2,401
Tesla, Inc.*	6	1,980
Thor Industries, Inc.	16	1,020
		72,566
Banks - 8.2%
Associated Banc-Corp.	38	815
Bank of America Corp.	2,337	77,869
Bank of Hawaii Corp.	6	541
Bank OZK	23	683
BankUnited, Inc.	28	982
BB&T Corp.	192	10,506
CIT Group, Inc.	45	2,048
Citigroup, Inc.	859	64,528
Citizens Financial Group, Inc.	156	6,000
Comerica, Inc.	29	2,042
Commerce Bancshares, Inc.	14	938
Cullen/Frost Bankers, Inc.	9	842
East West Bancorp, Inc.	23	1,054
Fifth Third Bancorp	241	7,276
First Hawaiian, Inc.	20	571
First Horizon National Corp.	63	1,013
First Republic Bank	20	2,198
FNB Corp.	92	1,143
Fulton Financial Corp.	41	703
Hancock Whitney Corp.	21	853
Huntington Bancshares, Inc.	232	3,454
IBERIABANK Corp.	10	730
Investors Bancorp, Inc.	56	675
JPMorgan Chase & Co.	820	108,043
KeyCorp	247	4,789
M&T Bank Corp.	30	4,942
PacWest Bancorp	34	1,266
People’s United Financial, Inc.	104	1,716
Pinnacle Financial Partners, Inc.	11	676
PNC Financial Services Group, Inc. (The)	124	18,998
Popular, Inc.	23	1,272
Prosperity Bancshares, Inc.	13	913
Regions Financial Corp.	308	5,125
Signature Bank	8	987
Sterling Bancorp	35	715
SunTrust Banks, Inc.	114	8,076
SVB Financial Group*	9	2,086
Synovus Financial Corp.	21	800
TCF Financial Corp.	33	1,402
Texas Capital Bancshares, Inc.*	11	636
UMB Financial Corp.	7	471
Umpqua Holdings Corp.	66	1,080
United Bankshares, Inc.	21	795
US Bancorp	357	21,431
Webster Financial Corp.	17	828
Wells Fargo & Co.	1,460	79,512
Western Alliance Bancorp	14	730
Wintrust Financial Corp.	9	611
Zions Bancorp NA	36	1,792
		457,156
Beverages - 1.4%
Brown-Forman Corp., Class B	36	2,441
Coca-Cola Co. (The)	619	33,055
Coca-Cola European Partners plc	34	1,716
Constellation Brands, Inc., Class A	19	3,535
Molson Coors Brewing Co., Class B	58	2,928
Monster Beverage Corp.*	21	1,256
PepsiCo, Inc.	242	32,871
		77,802
Biotechnology - 1.3%
AbbVie, Inc.	237	20,792

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Alexion Pharmaceuticals, Inc.*	21	2,393
Amgen, Inc.	102	23,941
Biogen, Inc.*	20	5,996
BioMarin Pharmaceutical, Inc.*	9	726
Gilead Sciences, Inc.	256	17,214
Regeneron Pharmaceuticals, Inc.*	7	2,583
United Therapeutics Corp.*	8	738
		74,383
Building Products - 0.4%
Allegion plc	9	1,080
AO Smith Corp.	16	775
Builders FirstSource, Inc.*	51	1,296
Fortune Brands Home & Security, Inc.	32	2,024
Johnson Controls International plc	230	9,851
Lennox International, Inc.	4	1,023
Masco Corp.	46	2,141
Owens Corning	35	2,347
Resideo Technologies, Inc.*	52	509
		21,046
Capital Markets - 2.5%
Affiliated Managers Group, Inc.	11	939
Ameriprise Financial, Inc.	35	5,735
Bank of New York Mellon Corp. (The)	218	10,675
BlackRock, Inc.	21	10,393
Cboe Global Markets, Inc.	9	1,070
Charles Schwab Corp. (The)	108	5,346
CME Group, Inc.	41	8,312
E*TRADE Financial Corp.	42	1,861
Eaton Vance Corp.	21	991
Federated Investors, Inc., Class B	24	804
Franklin Resources, Inc.	109	2,996
Goldman Sachs Group, Inc. (The)	114	25,234
Intercontinental Exchange, Inc.	61	5,744
Invesco Ltd.	202	3,547
Janus Henderson Group plc	65	1,651
Legg Mason, Inc.	42	1,641
LPL Financial Holdings, Inc.	14	1,293
Moody’s Corp.	9	2,040
Morgan Stanley	387	19,149
MSCI, Inc.	6	1,555
Nasdaq, Inc.	17	1,782
Northern Trust Corp.	36	3,861
Raymond James Financial, Inc.	22	1,976
S&P Global, Inc.	15	3,970
SEI Investments Co.	11	710
State Street Corp.	98	7,360
Stifel Financial Corp.	19	1,188
T. Rowe Price Group, Inc.	43	5,313
TD Ameritrade Holding Corp.	31	1,607
Waddell & Reed Financial, Inc., Class A	51	824
		139,567
Chemicals - 2.1%
Air Products & Chemicals, Inc.	33	7,799
Albemarle Corp.	20	1,308
Ashland Global Holdings, Inc.	13	932
Axalta Coating Systems Ltd.*	43	1,224
Cabot Corp.	20	940
Celanese Corp.	21	2,637
CF Industries Holdings, Inc.	65	3,004
Chemours Co. (The)	32	505
Corteva, Inc.	224	5,828
Dow, Inc.	224	11,955
DuPont de Nemours, Inc.	224	14,517
Eastman Chemical Co.	44	3,448
Ecolab, Inc.	28	5,227
Element Solutions, Inc.*	79	923
FMC Corp.	12	1,175
Huntsman Corp.	90	2,036
International Flavors & Fragrances, Inc.	9	1,271
Linde plc	98	20,209
LyondellBasell Industries NV, Class A	126	11,660
Mosaic Co. (The)	120	2,286
Olin Corp.	49	858
PolyOne Corp.	20	631
PPG Industries, Inc.	44	5,669
RPM International, Inc.	24	1,770
Scotts Miracle-Gro Co. (The)	8	809
Sherwin-Williams Co. (The)	8	4,665
Trinseo SA	18	684
Westlake Chemical Corp.	6	412
		114,382
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	23	874
Cintas Corp.	6	1,542
Clean Harbors, Inc.*	15	1,240
Covanta Holding Corp.	42	618
Deluxe Corp.	15	766
IAA, Inc.*	23	1,042
KAR Auction Services, Inc.	22	465
Pitney Bowes, Inc.	186	876
Republic Services, Inc.	40	3,546
Stericycle, Inc.*	23	1,445
Waste Management, Inc.	65	7,339
		19,753
Communications Equipment - 0.7%
Ciena Corp.*	21	797
Cisco Systems, Inc.	719	32,578
CommScope Holding Co., Inc.*	61	830
EchoStar Corp., Class A*	19	799
F5 Networks, Inc.*	8	1,166
Juniper Networks, Inc.	68	1,704
Motorola Solutions, Inc.	15	2,510
ViaSat, Inc.*	7	514
		40,898
Construction & Engineering - 0.3%
AECOM*	101	4,376
Arcosa, Inc.	23	902
Dycom Industries, Inc.*	8	417
EMCOR Group, Inc.	18	1,601
Fluor Corp.	95	1,657
Jacobs Engineering Group, Inc.	36	3,315
MasTec, Inc.*	21	1,393
Quanta Services, Inc.	60	2,498
Tutor Perini Corp.*	49	781
Valmont Industries, Inc.	8	1,145
		18,085
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	7	1,879
Vulcan Materials Co.	15	2,128
		4,007

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Consumer Finance - 1.2%
Ally Financial, Inc.	211	6,718
American Express Co.	116	13,934
Capital One Financial Corp.	231	23,102
Discover Financial Services	97	8,232
Navient Corp.	251	3,602
OneMain Holdings, Inc.	33	1,422
Santander Consumer USA Holdings, Inc.	52	1,225
SLM Corp.	76	648
Synchrony Financial	253	9,465
		68,348
Containers & Packaging - 0.5%
AptarGroup, Inc.	7	785
Avery Dennison Corp.	15	1,955
Ball Corp.	43	2,840
Berry Global Group, Inc.*	32	1,494
Crown Holdings, Inc.*	38	2,884
Graphic Packaging Holding Co.	88	1,432
International Paper Co.	148	6,858
Owens-Illinois, Inc.	95	939
Packaging Corp. of America	24	2,686
Sealed Air Corp.	38	1,434
Silgan Holdings, Inc.	21	647
Sonoco Products Co.	24	1,453
Westrock Co.	106	4,275
		29,682
Distributors - 0.1%
Core-Mark Holding Co., Inc.	41	1,105
Genuine Parts Co.	37	3,862
LKQ Corp.*	90	3,175
		8,142
Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	2	1,263
H&R Block, Inc.	66	1,609
Service Corp. International	24	1,057
ServiceMaster Global Holdings, Inc.*	17	666
		4,595
Diversified Financial Services - 1.4%
AXA Equitable Holdings, Inc.	104	2,573
Berkshire Hathaway, Inc., Class B*	315	69,394
Jefferies Financial Group, Inc.	130	2,717
Voya Financial, Inc.	67	3,905
		78,589
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	3,118	116,551
CenturyLink, Inc.	822	11,911
Frontier Communications Corp.*(b)	328	221
Verizon Communications, Inc.	1,314	79,155
Zayo Group Holdings, Inc.*	37	1,267
		209,105
Electric Utilities - 2.7%
ALLETE, Inc.	11	881
Alliant Energy Corp.	53	2,809
American Electric Power Co., Inc.	130	11,876
Avangrid, Inc.	13	631
Duke Energy Corp.	236	20,808
Edison International	111	7,670
Entergy Corp.	67	7,798
Evergy, Inc.	11	696
Eversource Energy	80	6,611
Exelon Corp.	325	14,430
FirstEnergy Corp.	111	5,294
Hawaiian Electric Industries, Inc.	35	1,528
IDACORP, Inc.	9	945
NextEra Energy, Inc.	80	18,706
OGE Energy Corp.	46	1,935
PG&E Corp.*	841	6,274
Pinnacle West Capital Corp.	31	2,709
PNM Resources, Inc.	22	1,066
Portland General Electric Co.	23	1,277
PPL Corp.	245	8,337
Southern Co. (The)	316	19,589
Xcel Energy, Inc.	126	7,748
		149,618
Electrical Equipment - 0.6%
Acuity Brands, Inc.	9	1,177
AMETEK, Inc.	21	2,079
Eaton Corp. plc	120	11,100
Emerson Electric Co.	133	9,823
EnerSys	7	491
Hubbell, Inc.	10	1,470
nVent Electric plc	40	989
Regal Beloit Corp.	11	899
Rockwell Automation, Inc.	16	3,134
Sensata Technologies Holding plc*	26	1,339
		32,501
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	28	2,912
Anixter International, Inc.*	17	1,459
Arrow Electronics, Inc.*	58	4,619
Avnet, Inc.	80	3,252
Belden, Inc.	10	538
Benchmark Electronics, Inc.	22	758
CDW Corp.	21	2,836
Corning, Inc.	169	4,908
Flex Ltd.*	467	5,543
FLIR Systems, Inc.	15	803
Insight Enterprises, Inc.*	20	1,312
Jabil, Inc.	99	3,845
Keysight Technologies, Inc.*	15	1,606
Plexus Corp.*	10	759
Sanmina Corp.*	41	1,304
SYNNEX Corp.	16	1,965
TE Connectivity Ltd.	65	6,026
Tech Data Corp.*	44	6,375
Trimble, Inc.*	27	1,094
Vishay Intertechnology, Inc.	28	557
Zebra Technologies Corp., Class A*	6	1,506
		53,977
Energy Equipment & Services - 0.7%
Baker Hughes Co.	354	7,937
Diamond Offshore Drilling, Inc.*(b)	79	446
Halliburton Co.	210	4,408
Helmerich & Payne, Inc.	36	1,423
McDermott International, Inc.*	108	86
Nabors Industries Ltd.	437	900
National Oilwell Varco, Inc.	181	4,082
Noble Corp. plc*	645	684
Oceaneering International, Inc.*	64	858
Patterson-UTI Energy, Inc.	82	733
Schlumberger Ltd.	459	16,616
Transocean Ltd.*	393	1,957

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Valaris plc, Class A	201	856
		40,986
Entertainment - 1.1%
Activision Blizzard, Inc.	80	4,386
Cinemark Holdings, Inc.	29	982
Electronic Arts, Inc.*	24	2,424
Liberty Media Corp.-Liberty Formula One, Class A*	6	259
Liberty Media Corp.-Liberty Formula One, Class C*	38	1,714
Lions Gate Entertainment Corp., Class A*	11	103
Lions Gate Entertainment Corp., Class B*	25	217
Live Nation Entertainment, Inc.*	21	1,466
Netflix, Inc.*	8	2,517
Take-Two Interactive Software, Inc.*	6	728
Viacom, Inc., Class B	171	4,116
Walt Disney Co. (The)	264	40,017
		58,929
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	14	2,275
American Campus Communities, Inc.	30	1,441
American Homes 4 Rent, Class A	34	908
American Tower Corp.	30	6,421
Apartment Investment & Management Co., Class A	20	1,075
Apple Hospitality REIT, Inc.	79	1,285
AvalonBay Communities, Inc.	22	4,717
Boston Properties, Inc.	30	4,156
Brandywine Realty Trust	50	772
Brixmor Property Group, Inc.	92	2,018
Brookfield Property REIT, Inc., Class A	33	628
Camden Property Trust	15	1,673
CBL & Associates Properties, Inc.	445	641
Colony Capital, Inc.	259	1,264
Columbia Property Trust, Inc.	41	851
CoreCivic, Inc.	79	1,197
Corporate Office Properties Trust	25	730
Cousins Properties, Inc.	17	688
Crown Castle International Corp.	50	6,683
CubeSmart	24	740
CyrusOne, Inc.	10	623
DiamondRock Hospitality Co.	66	680
Digital Realty Trust, Inc.	32	3,870
Douglas Emmett, Inc.	23	1,014
Duke Realty Corp.	57	2,005
EPR Properties	11	780
Equinix, Inc.	6	3,401
Equity Commonwealth	22	723
Equity LifeStyle Properties, Inc.	15	1,111
Equity Residential	65	5,532
Essex Property Trust, Inc.	7	2,185
Extra Space Storage, Inc.	12	1,273
Federal Realty Investment Trust	8	1,057
Gaming and Leisure Properties, Inc.	31	1,308
GEO Group, Inc. (The)	50	693
Healthcare Realty Trust, Inc.	20	664
Healthcare Trust of America, Inc., Class A	37	1,123
Healthpeak Properties, Inc.	103	3,593
Highwoods Properties, Inc.	21	1,020
Host Hotels & Resorts, Inc.	213	3,725
Hudson Pacific Properties, Inc.	25	895
Invitation Homes, Inc.	40	1,221
Iron Mountain, Inc.	82	2,634
Kilroy Realty Corp.	15	1,249
Kimco Realty Corp.	109	2,357
Lamar Advertising Co., Class A	15	1,251
Lexington Realty Trust	64	709
Liberty Property Trust	30	1,849
Life Storage, Inc.	6	657
Macerich Co. (The)	42	1,131
Mack-Cali Realty Corp.	28	599
Medical Properties Trust, Inc.	60	1,246
Mid-America Apartment Communities, Inc.	22	2,994
National Retail Properties, Inc.	23	1,282
Omega Healthcare Investors, Inc.	36	1,513
Outfront Media, Inc.	62	1,549
Paramount Group, Inc.	61	829
Park Hotels & Resorts, Inc.	54	1,277
Piedmont Office Realty Trust, Inc., Class A	41	907
Prologis, Inc.	69	6,317
Public Storage	16	3,371
Rayonier, Inc.	34	1,041
Realty Income Corp.	35	2,682
Regency Centers Corp.	22	1,431
Retail Properties of America, Inc., Class A	66	939
RLJ Lodging Trust	63	1,077
Ryman Hospitality Properties, Inc.	6	535
Sabra Health Care REIT, Inc.	37	824
SBA Communications Corp.	7	1,655
Senior Housing Properties Trust	117	856
Service Properties Trust	67	1,560
Simon Property Group, Inc.	38	5,746
SITE Centers Corp.	72	1,043
SL Green Realty Corp.	22	1,877
Spirit Realty Capital, Inc.	27	1,415
STORE Capital Corp.	21	855
Sun Communities, Inc.	7	1,153
Sunstone Hotel Investors, Inc.	70	980
Taubman Centers, Inc.	17	552
UDR, Inc.	36	1,730
Uniti Group, Inc.	51	343
Ventas, Inc.	83	4,840
VEREIT, Inc.	307	2,996
VICI Properties, Inc.	42	1,039
Vornado Realty Trust	34	2,195
Washington Prime Group, Inc.(b)	166	691
Weingarten Realty Investors	27	860
Welltower, Inc.	87	7,358
Weyerhaeuser Co.	188	5,548
WP Carey, Inc.	22	1,835
Xenia Hotels & Resorts, Inc.	41	863
		168,899
Food & Staples Retailing - 2.6%
BJ’s Wholesale Club Holdings, Inc.*	65	1,541
Casey’s General Stores, Inc.	8	1,390
Costco Wholesale Corp.	108	32,379
Kroger Co. (The)	550	15,037

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Performance Food Group Co.*	49	2,306
Rite Aid Corp.*(b)	108	978
Sprouts Farmers Market, Inc.*	32	634
Sysco Corp.	120	9,666
United Natural Foods, Inc.*	101	921
US Foods Holding Corp.*	118	4,693
Walgreens Boots Alliance, Inc.	251	14,960
Walmart, Inc.	481	57,282
		141,787
Food Products - 1.6%
Archer-Daniels-Midland Co.	319	13,695
B&G Foods, Inc.(b)	20	331
Bunge Ltd.	141	7,527
Campbell Soup Co.	52	2,422
Conagra Brands, Inc.	124	3,580
Darling Ingredients, Inc.*	50	1,190
Flowers Foods, Inc.	47	1,012
General Mills, Inc.	172	9,171
Hershey Co. (The)	22	3,259
Hormel Foods Corp.	34	1,514
Ingredion, Inc.	23	1,913
JM Smucker Co. (The)	34	3,573
Kellogg Co.	65	4,233
Kraft Heinz Co. (The)	211	6,435
Lamb Weston Holdings, Inc.	10	840
McCormick & Co., Inc. (Non-Voting)	12	2,031
Mondelez International, Inc., Class A	269	14,133
Nomad Foods Ltd.*	41	861
Post Holdings, Inc.*	11	1,162
Sanderson Farms, Inc.	9	1,490
TreeHouse Foods, Inc.*	19	929
Tyson Foods, Inc., Class A	95	8,539
		89,840
Gas Utilities - 0.2%
Atmos Energy Corp.	20	2,139
National Fuel Gas Co.	18	810
New Jersey Resources Corp.	19	808
ONE Gas, Inc.	8	711
South Jersey Industries, Inc.	20	625
Southwest Gas Holdings, Inc.	11	834
Spire, Inc.	10	774
UGI Corp.	44	1,916
		8,617
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	176	15,039
Baxter International, Inc.	55	4,508
Becton Dickinson and Co.	24	6,204
Boston Scientific Corp.*	79	3,417
Cooper Cos., Inc. (The)	5	1,565
Danaher Corp.	62	9,051
DENTSPLY SIRONA, Inc.	35	1,979
Edwards Lifesciences Corp.*	7	1,715
Hill-Rom Holdings, Inc.	9	965
Hologic, Inc.*	32	1,642
Intuitive Surgical, Inc.*	5	2,965
Medtronic plc	212	23,615
ResMed, Inc.	11	1,646
STERIS plc	7	1,058
Stryker Corp.	25	5,121
Teleflex, Inc.	5	1,767
Varian Medical Systems, Inc.*	6	802
Zimmer Biomet Holdings, Inc.	30	4,358
		87,417
Health Care Providers & Services - 3.8%
Acadia Healthcare Co., Inc.*	33	1,061
AmerisourceBergen Corp.	125	10,989
Anthem, Inc.	53	15,299
Brookdale Senior Living, Inc.*	166	1,185
Cardinal Health, Inc.	266	14,638
Centene Corp.*	86	5,200
Cigna Corp.	37	7,397
Community Health Systems, Inc.*	259	829
CVS Health Corp.	529	39,818
DaVita, Inc.*	54	3,876
Encompass Health Corp.	17	1,202
HCA Healthcare, Inc.	72	9,984
Henry Schein, Inc.*	42	2,894
Humana, Inc.	28	9,554
Laboratory Corp. of America Holdings*	22	3,790
Magellan Health, Inc.*	16	1,244
McKesson Corp.	169	24,444
MEDNAX, Inc.*	36	940
Molina Healthcare, Inc.*	17	2,303
Owens & Minor, Inc.	180	1,192
Patterson Cos., Inc.	41	798
Quest Diagnostics, Inc.	36	3,836
Select Medical Holdings Corp.*	38	840
Tenet Healthcare Corp.*	122	3,928
UnitedHealth Group, Inc.	134	37,503
Universal Health Services, Inc., Class B	18	2,511
WellCare Health Plans, Inc.*	8	2,577
		209,832
Health Care Technology - 0.1%
Cerner Corp.	37	2,649

Hotels, Restaurants & Leisure - 1.6%
Aramark	81	3,535
Bloomin’ Brands, Inc.	28	673
Brinker International, Inc.	17	762
Caesars Entertainment Corp.*	143	1,865
Carnival Corp.	113	5,094
Chipotle Mexican Grill, Inc.*	3	2,442
Cracker Barrel Old Country Store, Inc.	7	1,076
Darden Restaurants, Inc.	23	2,724
Domino’s Pizza, Inc.	4	1,177
Dunkin’ Brands Group, Inc.	7	536
Extended Stay America, Inc.	51	753
Hilton Worldwide Holdings, Inc.	23	2,415
Hyatt Hotels Corp., Class A	7	565
International Game Technology plc	49	728
Las Vegas Sands Corp.	80	5,020
Marriott International, Inc., Class A	27	3,790
McDonald’s Corp.	103	20,031
MGM Resorts International	112	3,578
Norwegian Cruise Line Holdings Ltd.*	47	2,521
Penn National Gaming, Inc.*	27	622
Royal Caribbean Cruises Ltd.	31	3,721
Six Flags Entertainment Corp.	16	696
Starbucks Corp.	114	9,739
Vail Resorts, Inc.	6	1,456

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Wyndham Destinations, Inc.	19	921
Wyndham Hotels & Resorts, Inc.	14	811
Wynn Resorts Ltd.	24	2,900
Yum China Holdings, Inc.	37	1,647
Yum! Brands, Inc.	46	4,631
		86,429
Household Durables - 0.7%
DR Horton, Inc.	68	3,764
Garmin Ltd.	23	2,247
KB Home	26	899
Leggett & Platt, Inc.	30	1,570
Lennar Corp., Class A	53	3,161
Meritage Homes Corp.*	18	1,198
Mohawk Industries, Inc.*	23	3,206
Newell Brands, Inc.	232	4,459
NVR, Inc.*	1	3,792
PulteGroup, Inc.	73	2,894
Taylor Morrison Home Corp., Class A*	55	1,277
Tempur Sealy International, Inc.*	10	849
Toll Brothers, Inc.	34	1,366
TRI Pointe Group, Inc.*	56	872
Tupperware Brands Corp.	29	245
Whirlpool Corp.	33	4,722
		36,521
Household Products - 1.5%
Church & Dwight Co., Inc.	24	1,686
Clorox Co. (The)	17	2,520
Colgate-Palmolive Co.	123	8,342
Kimberly-Clark Corp.	68	9,271
Procter & Gamble Co. (The)	470	57,368
Spectrum Brands Holdings, Inc.	23	1,438
		80,625
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	272	5,144
NRG Energy, Inc.	51	2,026
Vistra Energy Corp.	108	2,865
		10,035
Industrial Conglomerates - 1.7%
3M Co.	81	13,752
Carlisle Cos., Inc.	9	1,404
General Electric Co.	5,286	59,573
Honeywell International, Inc.	100	17,855
Roper Technologies, Inc.	6	2,162
		94,746
Insurance - 4.4%
Aflac, Inc.	210	11,516
Alleghany Corp.*	6	4,680
Allstate Corp. (The)	112	12,471
American Equity Investment Life Holding Co.*	36	1,070
American Financial Group, Inc.	22	2,414
American International Group, Inc.	571	30,069
Aon plc	21	4,276
Arch Capital Group Ltd.*	85	3,567
Arthur J Gallagher & Co.	28	2,612
Assurant, Inc.	21	2,790
Assured Guaranty Ltd.	46	2,284
Athene Holding Ltd., Class A*	57	2,566
Axis Capital Holdings Ltd.	31	1,835
Brighthouse Financial, Inc.*	81	3,334
Brown & Brown, Inc.	30	1,132
Chubb Ltd.	111	16,814
Cincinnati Financial Corp.	37	3,961
CNO Financial Group, Inc.	93	1,685
Everest Re Group Ltd.	12	3,255
Fidelity National Financial, Inc.	71	3,382
First American Financial Corp.	32	2,036
Genworth Financial, Inc., Class A*	583	2,309
Globe Life, Inc.	23	2,363
Hanover Insurance Group, Inc. (The)	11	1,495
Hartford Financial Services Group, Inc. (The)	144	8,908
Kemper Corp.	7	517
Lincoln National Corp.	86	5,078
Loews Corp.	110	5,599
Markel Corp.*	4	4,542
Marsh & McLennan Cos., Inc.	66	7,133
MetLife, Inc.	414	20,663
Old Republic International Corp.	109	2,459
Primerica, Inc.	9	1,205
Principal Financial Group, Inc.	109	6,006
ProAssurance Corp.	23	865
Progressive Corp. (The)	92	6,721
Prudential Financial, Inc.	209	19,567
Reinsurance Group of America, Inc.	22	3,640
RenaissanceRe Holdings Ltd.	7	1,318
Selective Insurance Group, Inc.	10	662
Travelers Cos., Inc. (The)	108	14,766
Unum Group	95	2,920
White Mountains Insurance Group Ltd.	1	1,107
Willis Towers Watson plc	21	4,125
WR Berkley Corp.	38	2,584
		244,301
Interactive Media & Services - 1.5%
Alphabet, Inc., Class A*	21	27,386
Alphabet, Inc., Class C*	21	27,404
Facebook, Inc., Class A*	126	25,407
IAC/InterActiveCorp*	6	1,336
Twitter, Inc.*	35	1,082
Yandex NV, Class A*	20	839
		83,454
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc.*	14	25,211
Booking Holdings, Inc.*	5	9,520
eBay, Inc.	110	3,907
Expedia Group, Inc.	23	2,338
Qurate Retail, Inc., Series A*	166	1,571
		42,547
IT Services - 2.7%
Accenture plc, Class A	74	14,886
Akamai Technologies, Inc.*	22	1,917
Alliance Data Systems Corp.	8	855
Amdocs Ltd.	28	1,940
Automatic Data Processing, Inc.	36	6,148
Black Knight, Inc.*	14	882
Booz Allen Hamilton Holding Corp.	25	1,819
Broadridge Financial Solutions, Inc.	11	1,361
CACI International, Inc., Class A*	9	2,154
Cognizant Technology Solutions Corp., Class A	57	3,654

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Conduent, Inc.*	124	840
CoreLogic, Inc.*	18	746
DXC Technology Co.	66	2,464
Euronet Worldwide, Inc.*	7	1,100
Fidelity National Information Services, Inc.	53	7,322
Fiserv, Inc.*	53	6,161
FleetCor Technologies, Inc.*	9	2,762
Gartner, Inc.*	7	1,123
Global Payments, Inc.	21	3,803
International Business Machines Corp.	274	36,839
Jack Henry & Associates, Inc.	9	1,368
KBR, Inc.	50	1,489
Leidos Holdings, Inc.	38	3,452
Mastercard, Inc., Class A	32	9,351
Paychex, Inc.	37	3,186
PayPal Holdings, Inc.*	63	6,805
Perspecta, Inc.	48	1,324
Sabre Corp.	49	1,099
Science Applications International Corp.	7	597
Visa, Inc., Class A	91	16,790
Western Union Co. (The)	124	3,333
WEX, Inc.*	6	1,207
		148,777
Leisure Products - 0.1%
Brunswick Corp.	21	1,234
Hasbro, Inc.	23	2,339
Mattel, Inc.*(b)	194	2,270
Polaris, Inc.	17	1,661
		7,504
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	22	1,777
Bio-Rad Laboratories, Inc., Class A*	4	1,477
Charles River Laboratories International, Inc.*	7	1,017
ICON plc*	7	1,142
Illumina, Inc.*	6	1,925
IQVIA Holdings, Inc.*	18	2,628
Mettler-Toledo International, Inc.*	2	1,439
PerkinElmer, Inc.	7	650
Thermo Fisher Scientific, Inc.	34	10,674
Waters Corp.*	7	1,554
		24,283
Machinery - 1.8%
AGCO Corp.	22	1,719
Allison Transmission Holdings, Inc.	19	920
Caterpillar, Inc.	115	16,644
Colfax Corp.*	39	1,314
Crane Co.	7	581
Cummins, Inc.	36	6,583
Deere & Co.	66	11,091
Donaldson Co., Inc.	18	1,009
Dover Corp.	23	2,564
Flowserve Corp.	28	1,364
Fortive Corp.	21	1,516
Graco, Inc.	13	628
IDEX Corp.	6	976
Illinois Tool Works, Inc.	47	8,193
Ingersoll-Rand plc	40	5,244
ITT, Inc.	14	977
Kennametal, Inc.	17	592
Lincoln Electric Holdings, Inc.	8	738
Meritor, Inc.*	29	732
Middleby Corp. (The)*	9	1,042
Mueller Industries, Inc.	20	628
Navistar International Corp.*	21	686
Nordson Corp.	8	1,327
Oshkosh Corp.	20	1,809
PACCAR, Inc.	96	7,812
Parker-Hannifin Corp.	21	4,175
Pentair plc	35	1,552
Rexnord Corp.*	25	790
Snap-on, Inc.	9	1,444
Stanley Black & Decker, Inc.	32	5,048
Terex Corp.	26	730
Timken Co. (The)	19	999
Toro Co. (The)	10	782
Trinity Industries, Inc.	56	1,178
WABCO Holdings, Inc.*	7	943
Westinghouse Air Brake Technologies Corp.	12	943
Xylem, Inc.	21	1,628
		96,901
Marine - 0.0%(c)
Kirby Corp.*	16	1,350

Media - 1.8%
Altice USA, Inc., Class A*	115	2,942
AMC Networks, Inc., Class A*	9	346
CBS Corp. (Non-Voting), Class B	74	2,988
Charter Communications, Inc., Class A*	30	14,100
Comcast Corp., Class A	1,044	46,093
Discovery, Inc., Class A*	23	758
Discovery, Inc., Class C*	54	1,648
DISH Network Corp., Class A*	79	2,699
Fox Corp., Class A	37	1,323
Fox Corp., Class B	19	665
Interpublic Group of Cos., Inc. (The)	95	2,128
Liberty Broadband Corp., Class A*	4	473
Liberty Broadband Corp., Class C*	11	1,314
Liberty Global plc, Class A*	93	2,097
Liberty Global plc, Class C*	239	5,139
Liberty Latin America Ltd., Class A*	17	303
Liberty Latin America Ltd., Class C*	46	825
Liberty Media Corp.-Liberty SiriusXM, Class A*	25	1,217
Liberty Media Corp.-Liberty SiriusXM, Class C*	50	2,426
Meredith Corp.	9	315
News Corp., Class A	129	1,662
News Corp., Class B	38	500
Nexstar Media Group, Inc., Class A	9	969
Omnicom Group, Inc.	64	5,087
Sinclair Broadcast Group, Inc., Class A	20	697
TEGNA, Inc.	66	1,013
		99,727

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Metals & Mining - 0.6%
AK Steel Holding Corp.*	378	1,043
Alcoa Corp.*	98	1,994
Allegheny Technologies, Inc.*	24	553
Carpenter Technology Corp.	13	683
Cleveland-Cliffs, Inc.(b)	67	535
Commercial Metals Co.	66	1,410
Compass Minerals International, Inc.	11	608
Constellium SE, Class A*	85	1,202
Freeport-McMoRan, Inc.	549	6,248
Newmont Goldcorp Corp.	99	3,802
Nucor Corp.	96	5,411
Reliance Steel & Aluminum Co.	27	3,185
Royal Gold, Inc.	9	1,055
Steel Dynamics, Inc.	53	1,788
United States Steel Corp.	83	1,089
Warrior Met Coal, Inc.	20	411
		31,017
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	144	2,494
Annaly Capital Management, Inc.	455	4,245
Blackstone Mortgage Trust, Inc., Class A	24	879
Chimera Investment Corp.	80	1,630
Invesco Mortgage Capital, Inc.	51	828
MFA Financial, Inc.	138	1,057
New Residential Investment Corp.	113	1,752
PennyMac Mortgage Investment Trust	35	808
Starwood Property Trust, Inc.	82	2,009
Two Harbors Investment Corp.	80	1,163
		16,865
Multiline Retail - 0.9%
Big Lots, Inc.	26	543
Dollar General Corp.	38	5,980
Dollar Tree, Inc.*	48	4,390
JC Penney Co., Inc.*(b)	1,359	1,536
Kohl’s Corp.	80	3,761
Macy’s, Inc.(b)	270	4,136
Nordstrom, Inc.	62	2,367
Target Corp.	237	29,627
		52,340
Multi-Utilities - 1.2%
Ameren Corp.	60	4,460
Avista Corp.	23	1,087
Black Hills Corp.	10	766
CenterPoint Energy, Inc.	132	3,242
CMS Energy Corp.	65	3,985
Consolidated Edison, Inc.	101	8,776
Dominion Energy, Inc.	151	12,550
DTE Energy Co.	47	5,872
NiSource, Inc.	80	2,116
NorthWestern Corp.	12	859
Public Service Enterprise Group, Inc.	137	8,125
Sempra Energy	60	8,836
WEC Energy Group, Inc.	63	5,585
		66,259
Oil, Gas & Consumable Fuels - 6.0%
Antero Resources Corp.*	208	414
Apache Corp.	90	2,005
Cabot Oil & Gas Corp.	36	574
Chesapeake Energy Corp.*(b)	648	386
Chevron Corp.	633	74,143
Cimarex Energy Co.	9	414
CNX Resources Corp.*	87	601
Concho Resources, Inc.	22	1,596
ConocoPhillips	311	18,641
Continental Resources, Inc.	11	340
Cosan Ltd., Class A*	90	1,574
Delek US Holdings, Inc.	30	1,029
Devon Energy Corp.	128	2,802
Diamondback Energy, Inc.	10	773
EOG Resources, Inc.	67	4,750
EQT Corp.	79	690
Exxon Mobil Corp.	1,489	101,446
Gulfport Energy Corp.*	79	187
Hess Corp.	68	4,222
HollyFrontier Corp.	65	3,351
Kinder Morgan, Inc.	690	13,531
Marathon Oil Corp.	286	3,332
Marathon Petroleum Corp.	215	13,038
Murphy Oil Corp.	80	1,841
Noble Energy, Inc.	148	3,072
Oasis Petroleum, Inc.*	167	391
Occidental Petroleum Corp.	240	9,257
ONEOK, Inc.	65	4,618
Parsley Energy, Inc., Class A	47	704
PBF Energy, Inc., Class A	79	2,473
PDC Energy, Inc.*	20	455
Peabody Energy Corp.	28	271
Phillips 66	191	21,912
Pioneer Natural Resources Co.	21	2,685
QEP Resources, Inc.	128	419
Range Resources Corp.(b)	115	401
SemGroup Corp., Class A	38	584
SM Energy Co.	48	399
Targa Resources Corp.	65	2,374
Valero Energy Corp.	230	21,963
Whiting Petroleum Corp.*	35	160
Williams Cos., Inc. (The)	274	6,225
World Fuel Services Corp.	58	2,459
WPX Energy, Inc.*	93	915
		333,417
Paper & Forest Products - 0.0%(c)
Domtar Corp.	27	1,008
Louisiana-Pacific Corp.	28	830
		1,838
Personal Products - 0.1%
Avon Products, Inc.*	446	2,047
Coty, Inc., Class A	92	1,062
Edgewell Personal Care Co.*	17	530
Estee Lauder Cos., Inc. (The), Class A	16	3,127
Herbalife Nutrition Ltd.*	12	547
Nu Skin Enterprises, Inc., Class A	12	459
		7,772
Pharmaceuticals - 3.4%
Allergan plc	85	15,720
Bristol-Myers Squibb Co.	318	18,107
Catalent, Inc.*	17	884
Eli Lilly & Co.	96	11,265
Jazz Pharmaceuticals plc*	7	1,058
Johnson & Johnson	408	56,096
Mallinckrodt plc*	97	366

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Merck & Co., Inc.	407	35,482
Mylan NV*	169	3,174
Perrigo Co. plc	34	1,742
Pfizer, Inc.	1,135	43,720
Zoetis, Inc.	22	2,651
		190,265
Professional Services - 0.3%
CoStar Group, Inc.*	2	1,226
Equifax, Inc.	16	2,234
IHS Markit Ltd.*	36	2,616
ManpowerGroup, Inc.	36	3,335
Nielsen Holdings plc	128	2,503
Robert Half International, Inc.	21	1,222
TransUnion	14	1,208
Verisk Analytics, Inc.	9	1,327
		15,671
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	57	3,250
Howard Hughes Corp. (The)*	9	994
Jones Lang LaSalle, Inc.	7	1,164
Realogy Holdings Corp.(b)	75	785
		6,193
Road & Rail - 0.9%
Avis Budget Group, Inc.*	103	3,064
CSX Corp.	108	7,726
Genesee & Wyoming, Inc., Class A*	16	1,783
Hertz Global Holdings, Inc.*	186	2,883
JB Hunt Transport Services, Inc.	11	1,272
Kansas City Southern	19	2,896
Knight-Swift Transportation Holdings, Inc.	29	1,073
Landstar System, Inc.	9	1,003
Norfolk Southern Corp.	44	8,514
Old Dominion Freight Line, Inc.	8	1,533
Ryder System, Inc.	37	1,942
Union Pacific Corp.	100	17,599
YRC Worldwide, Inc.*(b)	109	380
		51,668
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc.*	31	1,214
Analog Devices, Inc.	35	3,953
Applied Materials, Inc.	132	7,643
Broadcom, Inc.	25	7,905
Cree, Inc.*	14	619
Cypress Semiconductor Corp.	46	1,079
First Solar, Inc.*	30	1,657
Intel Corp.	849	49,284
KLA Corp.	36	5,899
Lam Research Corp.	14	3,736
Marvell Technology Group Ltd.	60	1,582
Maxim Integrated Products, Inc.	37	2,097
Microchip Technology, Inc.	22	2,080
Micron Technology, Inc.*	225	10,690
NVIDIA Corp.	23	4,985
NXP Semiconductors NV	55	6,357
ON Semiconductor Corp.*	65	1,395
Qorvo, Inc.*	22	2,293
QUALCOMM, Inc.	382	31,916
Skyworks Solutions, Inc.	22	2,163
Teradyne, Inc.	21	1,314
Texas Instruments, Inc.	102	12,261
Xilinx, Inc.	18	1,670
		163,792
Software - 2.6%
Adobe, Inc.*	12	3,714
ANSYS, Inc.*	7	1,783
Avaya Holdings Corp.*	35	447
Cadence Design Systems, Inc.*	12	843
CDK Global, Inc.	9	482
Cerence, Inc.*	5	77
Check Point Software Technologies Ltd.*	8	943
Citrix Systems, Inc.	7	790
Intuit, Inc.	8	2,071
Microsoft Corp.	658	99,608
NortonLifeLock, Inc.	177	4,407
Nuance Communications, Inc.*	50	896
Oracle Corp.	364	20,435
salesforce.com, Inc.*	21	3,421
SS&C Technologies Holdings, Inc.	10	601
Synopsys, Inc.*	11	1,551
Teradata Corp.*	16	425
VMware, Inc., Class A	5	778
		143,272
Specialty Retail - 2.3%
Aaron’s, Inc.	13	759
Abercrombie & Fitch Co., Class A	39	623
Advance Auto Parts, Inc.	10	1,571
American Eagle Outfitters, Inc.	47	704
Asbury Automotive Group, Inc.*	16	1,773
Ascena Retail Group, Inc.*	359	162
AutoNation, Inc.*	61	3,116
AutoZone, Inc.*	5	5,890
Bed Bath & Beyond, Inc.(b)	148	2,158
Best Buy Co., Inc.	100	8,064
Burlington Stores, Inc.*	9	2,025
CarMax, Inc.*	56	5,447
Designer Brands, Inc., Class A	19	313
Dick’s Sporting Goods, Inc.	33	1,512
Foot Locker, Inc.	35	1,402
GameStop Corp., Class A(b)	177	1,122
Gap, Inc. (The)	99	1,644
Genesco, Inc.*	14	520
Group 1 Automotive, Inc.	21	2,165
Home Depot, Inc. (The)	141	31,092
L Brands, Inc.	159	3,043
Lithia Motors, Inc., Class A	11	1,766
Lowe’s Cos., Inc.	138	16,189
Michaels Cos., Inc. (The)*	56	458
Murphy USA, Inc.*	24	2,821
Office Depot, Inc.	495	1,104
O’Reilly Automotive, Inc.*	9	3,981
Penske Automotive Group, Inc.	25	1,262
Ross Stores, Inc.	36	4,181
Sally Beauty Holdings, Inc.*	50	921
Signet Jewelers Ltd.	61	1,121
Tiffany & Co.	20	2,676
TJX Cos., Inc. (The)	167	10,209
Tractor Supply Co.	17	1,605
Ulta Beauty, Inc.*	6	1,403
Urban Outfitters, Inc.*	22	565
Williams-Sonoma, Inc.	25	1,735
		127,102

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	687	183,601
Dell Technologies, Inc., Class C*	52	2,522
Diebold Nixdorf, Inc.*	79	574
Hewlett Packard Enterprise Co.	618	9,783
HP, Inc.	368	7,389
NCR Corp.*	58	1,904
NetApp, Inc.	34	2,060
Seagate Technology plc	108	6,445
Western Digital Corp.	126	6,342
Xerox Holdings Corp.	88	3,426
		224,046
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd.*	37	1,374
Carter’s, Inc.	7	723
Fossil Group, Inc.*	48	359
Hanesbrands, Inc.	80	1,205
Kontoor Brands, Inc.	7	251
Lululemon Athletica, Inc.*	7	1,580
NIKE, Inc., Class B	102	9,536
PVH Corp.	21	2,036
Ralph Lauren Corp.	11	1,181
Skechers U.S.A., Inc., Class A*	23	925
Tapestry, Inc.	75	2,017
Under Armour, Inc., Class A*	21	397
Under Armour, Inc., Class C*	22	381
VF Corp.	42	3,719
		25,684
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	81	1,167
New York Community Bancorp, Inc.	213	2,539
Radian Group, Inc.	35	904
Washington Federal, Inc.	23	847
		5,457
Tobacco - 1.0%
Altria Group, Inc.	470	23,359
Philip Morris International, Inc.	363	30,104
Universal Corp.	11	574
		54,037
Trading Companies & Distributors - 0.4%
AerCap Holdings NV*	66	4,080
Air Lease Corp.	24	1,114
Beacon Roofing Supply, Inc.*	22	652
Fastenal Co.	69	2,451
GATX Corp.	11	889
HD Supply Holdings, Inc.*	34	1,354
MRC Global, Inc.*	42	560
MSC Industrial Direct Co., Inc., Class A	9	661
NOW, Inc.*	39	437
Rush Enterprises, Inc., Class A	17	779
United Rentals, Inc.*	24	3,673
Univar Solutions, Inc.*	62	1,452
Watsco, Inc.	9	1,602
WESCO International, Inc.*	33	1,736
WW Grainger, Inc.	6	1,902
		23,342
Transportation Infrastructure - 0.0%(c)
Macquarie Infrastructure Corp.	37	1,552

Water Utilities - 0.1%
American Water Works Co., Inc.	27	3,268
Aqua America, Inc.	26	1,151
		4,419
Wireless Telecommunication Services - 0.2%
Sprint Corp.*	388	2,297
Telephone & Data Systems, Inc.	44	1,043
T-Mobile US, Inc.*	74	5,813
		9,153
TOTAL COMMON STOCKS (Cost $4,121,414)		5,278,806

SECURITIES LENDING REINVESTMENTS(d) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $6,454)	6,454	6,454

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 8.9%

REPURCHASE AGREEMENTS(e) - 8.9%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $495,271 (Cost $495,204)	495,204	495,204

Total Investments - 104.3% (Cost $4,623,072)		5,780,464
Liabilities in excess of other assets - (4.3%)		(236,709)
Net Assets - 100.0%		5,543,755

See accompanying notes to the financial statements.

*                           Non-income producing security.

(a)                   All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $129,757.

(b)                   The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $11,642, collateralized in the form of cash with a value of $6,454 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $5,900 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from December 5, 2019 – May 15, 2049; a total value of $12,354.

(c)                    Represents less than 0.05% of net assets.

(d)                   The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $6,454.

(e)                    The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,479,429
Aggregate gross unrealized depreciation	(518,589)
Net unrealized appreciation	$960,840
Federal income tax cost	$4,639,064

Swap Agreements(1)

RAFITM Long/Short had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
(491,096)	12/7/2020	Goldman Sachs International	(1.79)%	Russell 1000 Total Return Index	(91,820)
201,336	12/7/2020	Goldman Sachs International	2.04%	FTSE RAFI US 1000 Total Return Index	32,088
(289,760)					(59,732)	—	—	(59,732)
(5,137,602)	1/6/2021	Societe Generale	(1.46)%	Russell 1000 Total Return Index	(122,068)
112,829	1/6/2021	Societe Generale	1.96%	FTSE RAFI US 1000 Total Return Index	1,240
(5,024,773)					(120,828)	117,630	3,198	—

(5,314,533)					(180,560)
				Total Unrealized Appreciation	33,328
				Total Unrealized Depreciation	(213,888)

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

(3)             Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 2.7%
Arconic, Inc.	139	4,303
Boeing Co. (The)	192	70,306
General Dynamics Corp.	84	15,266
Huntington Ingalls Industries, Inc.	15	3,775
L3Harris Technologies, Inc.	81	16,288
Lockheed Martin Corp.	90	35,193
Northrop Grumman Corp.	57	20,051
Raytheon Co.	100	21,742
Textron, Inc.	82	3,792
TransDigm Group, Inc.	18	10,208
United Technologies Corp.	293	43,464
		244,388
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	49	3,766
Expeditors International of Washington, Inc.	62	4,635
FedEx Corp.	86	13,764
United Parcel Service, Inc., Class B	252	30,172
		52,337
Airlines - 0.4%
Alaska Air Group, Inc.	44	3,036
American Airlines Group, Inc.	143	4,110
Delta Air Lines, Inc.	209	11,978
Southwest Airlines Co.	174	10,029
United Airlines Holdings, Inc.*	80	7,424
		36,577
Auto Components - 0.1%
Aptiv plc	93	8,731
BorgWarner, Inc.	74	3,112
		11,843
Automobiles - 0.3%
Ford Motor Co.	1,414	12,811
General Motors Co.	453	16,308
Harley-Davidson, Inc.	56	2,037
		31,156
Banks - 5.9%
Bank of America Corp.	3,024	100,760
BB&T Corp.	277	15,157
Citigroup, Inc.	815	61,223
Citizens Financial Group, Inc.	161	6,192
Comerica, Inc.	53	3,732
Fifth Third Bancorp	263	7,940
First Republic Bank	61	6,704
Huntington Bancshares, Inc.	374	5,569
JPMorgan Chase & Co.	1,155	152,183
KeyCorp	361	7,000
M&T Bank Corp.	49	8,072
People’s United Financial, Inc.	145	2,392
PNC Financial Services Group, Inc. (The)	161	24,667
Regions Financial Corp.	359	5,974
SunTrust Banks, Inc.	160	11,334
SVB Financial Group*	18	4,171
US Bancorp	517	31,036
Wells Fargo & Co.	1,446	78,749
Zions Bancorp NA	63	3,136
		535,991
Beverages - 1.9%
Brown-Forman Corp., Class B	65	4,408
Coca-Cola Co. (The)	1,388	74,119
Constellation Brands, Inc., Class A	60	11,164
Molson Coors Brewing Co., Class B	67	3,382
Monster Beverage Corp.*	139	8,315
PepsiCo, Inc.	505	68,594
		169,982
Biotechnology - 2.2%
AbbVie, Inc.	534	46,848
Alexion Pharmaceuticals, Inc.*	81	9,229
Amgen, Inc.	216	50,700
Biogen, Inc.*	67	20,087
Gilead Sciences, Inc.	457	30,729
Incyte Corp.*	65	6,120
Regeneron Pharmaceuticals, Inc.*	29	10,701
Vertex Pharmaceuticals, Inc.*	93	20,623
		195,037
Building Products - 0.3%
Allegion plc	34	4,081
AO Smith Corp.	49	2,372
Fortune Brands Home & Security, Inc.	50	3,163
Johnson Controls International plc	286	12,249
Masco Corp.	104	4,841
		26,706
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	18	1,537
Ameriprise Financial, Inc.	48	7,866
Bank of New York Mellon Corp. (The)	309	15,132
BlackRock, Inc.	42	20,786
Cboe Global Markets, Inc.	40	4,756
Charles Schwab Corp. (The)	419	20,741
CME Group, Inc.	130	26,355
E*TRADE Financial Corp.	85	3,765
Franklin Resources, Inc.	102	2,804
Goldman Sachs Group, Inc. (The)	117	25,898
Intercontinental Exchange, Inc.	202	19,022
Invesco Ltd.	138	2,423
MarketAxess Holdings, Inc.	14	5,653
Moody’s Corp.	59	13,374
Morgan Stanley	453	22,414
MSCI, Inc.	30	7,776
Nasdaq, Inc.	42	4,402
Northern Trust Corp.	78	8,365
Raymond James Financial, Inc.	44	3,952
S&P Global, Inc.	90	23,818
State Street Corp.	134	10,063
T. Rowe Price Group, Inc.	85	10,503
		261,405
Chemicals - 2.0%
Air Products & Chemicals, Inc.	80	18,907
Albemarle Corp.	39	2,550
Celanese Corp.	44	5,525
CF Industries Holdings, Inc.	78	3,604
Corteva, Inc.	269	6,999
Dow, Inc.	268	14,303
DuPont de Nemours, Inc.	269	17,434
Eastman Chemical Co.	50	3,919
Ecolab, Inc.	91	16,987
FMC Corp.	47	4,604
International Flavors & Fragrances, Inc.	39	5,508

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Linde plc	194	40,005
LyondellBasell Industries NV, Class A	94	8,699
Mosaic Co. (The)	128	2,438
PPG Industries, Inc.	85	10,951
Sherwin-Williams Co. (The)	30	17,494
		179,927
Commercial Services & Supplies - 0.4%
Cintas Corp.	30	7,712
Copart, Inc.*	73	6,497
Republic Services, Inc.	77	6,826
Rollins, Inc.	50	1,793
Waste Management, Inc.	141	15,920
		38,748
Communications Equipment - 1.0%
Arista Networks, Inc.*	19	3,707
Cisco Systems, Inc.	1,532	69,415
F5 Networks, Inc.*	22	3,206
Juniper Networks, Inc.	124	3,107
Motorola Solutions, Inc.	60	10,038
		89,473
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	49	4,512
Quanta Services, Inc.	51	2,124
		6,636
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	23	6,173
Vulcan Materials Co.	48	6,810
		12,983
Consumer Finance - 0.7%
American Express Co.	245	29,429
Capital One Financial Corp.	170	17,002
Discover Financial Services	115	9,760
Synchrony Financial	219	8,193
		64,384
Containers & Packaging - 0.4%
Amcor plc	586	6,012
Avery Dennison Corp.	30	3,911
Ball Corp.	119	7,861
International Paper Co.	142	6,580
Packaging Corp. of America	35	3,917
Sealed Air Corp.	55	2,075
Westrock Co.	92	3,711
		34,067
Distributors - 0.1%
Genuine Parts Co.	53	5,531
LKQ Corp.*	110	3,881
		9,412
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	71	1,731

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	708	155,972

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	2,638	98,609
CenturyLink, Inc.	353	5,115
Verizon Communications, Inc.	1,493	89,938
		193,662
Electric Utilities - 2.1%
Alliant Energy Corp.	85	4,505
American Electric Power Co., Inc.	178	16,260
Duke Energy Corp.	263	23,189
Edison International	129	8,914
Entergy Corp.	72	8,380
Evergy, Inc.	84	5,315
Eversource Energy	117	9,669
Exelon Corp.	350	15,540
FirstEnergy Corp.	194	9,252
NextEra Energy, Inc.	176	41,152
Pinnacle West Capital Corp.	41	3,583
PPL Corp.	259	8,814
Southern Co. (The)	377	23,370
Xcel Energy, Inc.	189	11,621
		189,564
Electrical Equipment - 0.5%
AMETEK, Inc.	83	8,218
Eaton Corp. plc	151	13,968
Emerson Electric Co.	221	16,323
Rockwell Automation, Inc.	42	8,225
		46,734
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	108	11,232
CDW Corp.	53	7,158
Corning, Inc.	281	8,160
FLIR Systems, Inc.	48	2,571
IPG Photonics Corp.*	13	1,847
Keysight Technologies, Inc.*	68	7,278
TE Connectivity Ltd.	122	11,311
		49,557
Entertainment - 2.0%
Activision Blizzard, Inc.	277	15,188
Electronic Arts, Inc.*	107	10,808
Netflix, Inc.*	159	50,031
Take-Two Interactive Software, Inc.*	41	4,975
Viacom, Inc., Class B	127	3,057
Walt Disney Co. (The)	650	98,527
		182,586
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	41	6,663
American Tower Corp.	160	34,245
Apartment Investment & Management Co., Class A	53	2,850
AvalonBay Communities, Inc.	51	10,935
Boston Properties, Inc.	52	7,204
Crown Castle International Corp.	150	20,049
Digital Realty Trust, Inc.	76	9,192
Duke Realty Corp.	130	4,573
Equinix, Inc.	30	17,006
Equity Residential	125	10,638
Essex Property Trust, Inc.	24	7,492
Extra Space Storage, Inc.	46	4,878
Federal Realty Investment Trust	25	3,302
Healthpeak Properties, Inc.	176	6,139
Host Hotels & Resorts, Inc.	263	4,600
Iron Mountain, Inc.	103	3,308
Kimco Realty Corp.	152	3,286
Macerich Co. (The)	39	1,050
Mid-America Apartment Communities, Inc.	41	5,581
Prologis, Inc.	228	20,873
Public Storage	54	11,377
Realty Income Corp.	115	8,813
Regency Centers Corp.	60	3,902

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
SBA Communications Corp.	41	9,695
Simon Property Group, Inc.	111	16,784
SL Green Realty Corp.	30	2,560
UDR, Inc.	105	5,045
Ventas, Inc.	134	7,814
Vornado Realty Trust	56	3,616
Welltower, Inc.	146	12,347
Weyerhaeuser Co.	268	7,909
		273,726
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	159	47,670
Kroger Co. (The)	287	7,846
Sysco Corp.	185	14,902
Walgreens Boots Alliance, Inc.	273	16,271
Walmart, Inc.	513	61,093
		147,782
Food Products - 1.2%
Archer-Daniels-Midland Co.	201	8,629
Campbell Soup Co.	61	2,841
Conagra Brands, Inc.	174	5,023
General Mills, Inc.	217	11,570
Hershey Co. (The)	54	8,001
Hormel Foods Corp.	99	4,409
JM Smucker Co. (The)	41	4,309
Kellogg Co.	89	5,796
Kraft Heinz Co. (The)	224	6,832
Lamb Weston Holdings, Inc.	53	4,451
McCormick & Co., Inc. (Non-Voting)	44	7,447
Mondelez International, Inc., Class A	521	27,373
Tyson Foods, Inc., Class A	107	9,618
		106,299
Gas Utilities - 0.1%
Atmos Energy Corp.	43	4,599

Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	638	54,517
ABIOMED, Inc.*	16	3,139
Align Technology, Inc.*	26	7,211
Baxter International, Inc.	184	15,082
Becton Dickinson and Co.	98	25,333
Boston Scientific Corp.*	502	21,712
Cooper Cos., Inc. (The)	18	5,636
Danaher Corp.	230	33,575
DENTSPLY SIRONA, Inc.	80	4,523
Edwards Lifesciences Corp.*	76	18,615
Hologic, Inc.*	96	4,927
IDEXX Laboratories, Inc.*	31	7,799
Intuitive Surgical, Inc.*	42	24,902
Medtronic plc	485	54,024
ResMed, Inc.	52	7,779
Stryker Corp.	117	23,969
Teleflex, Inc.	16	5,653
Varian Medical Systems, Inc.*	33	4,413
Zimmer Biomet Holdings, Inc.	75	10,896
		333,705
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	55	4,835
Anthem, Inc.	93	26,845
Cardinal Health, Inc.	107	5,888
Centene Corp.*	149	9,010
Cigna Corp.	137	27,389
CVS Health Corp.	469	35,302
DaVita, Inc.*	33	2,368
HCA Healthcare, Inc.	96	13,311
Henry Schein, Inc.*	53	3,652
Humana, Inc.	49	16,720
Laboratory Corp. of America Holdings*	36	6,203
McKesson Corp.	67	9,691
Quest Diagnostics, Inc.	49	5,221
UnitedHealth Group, Inc.	342	95,716
Universal Health Services, Inc., Class B	29	4,045
WellCare Health Plans, Inc.*	18	5,797
		271,993
Health Care Technology - 0.1%
Cerner Corp.	115	8,233

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	144	6,491
Chipotle Mexican Grill, Inc.*	10	8,139
Darden Restaurants, Inc.	44	5,211
Hilton Worldwide Holdings, Inc.	104	10,920
Las Vegas Sands Corp.	122	7,655
Marriott International, Inc., Class A	99	13,896
McDonald’s Corp.	274	53,288
MGM Resorts International	187	5,975
Norwegian Cruise Line Holdings Ltd.*	77	4,130
Royal Caribbean Cruises Ltd.	63	7,561
Starbucks Corp.	432	36,906
Wynn Resorts Ltd.	35	4,230
Yum! Brands, Inc.	110	11,074
		175,476
Household Durables - 0.4%
DR Horton, Inc.	121	6,698
Garmin Ltd.	52	5,080
Leggett & Platt, Inc.	47	2,459
Lennar Corp., Class A	102	6,084
Mohawk Industries, Inc.*	22	3,066
Newell Brands, Inc.	137	2,633
NVR, Inc.*	1	3,792
PulteGroup, Inc.	92	3,648
Whirlpool Corp.	23	3,291
		36,751
Household Products - 1.8%
Church & Dwight Co., Inc.	90	6,322
Clorox Co. (The)	45	6,671
Colgate-Palmolive Co.	310	21,024
Kimberly-Clark Corp.	124	16,906
Procter & Gamble Co. (The)	903	110,220
		161,143
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	239	4,520
NRG Energy, Inc.	91	3,615
		8,135
Industrial Conglomerates - 1.4%
3M Co.	207	35,142
General Electric Co.	3,150	35,501
Honeywell International, Inc.	259	46,244
Roper Technologies, Inc.	38	13,694
		130,581
Insurance - 2.4%
Aflac, Inc.	267	14,642

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Allstate Corp. (The)	119	13,251
American International Group, Inc.	314	16,535
Aon plc	85	17,307
Arthur J Gallagher & Co.	67	6,249
Assurant, Inc.	22	2,923
Chubb Ltd.	165	24,994
Cincinnati Financial Corp.	55	5,888
Everest Re Group Ltd.	15	4,069
Globe Life, Inc.	37	3,802
Hartford Financial Services Group, Inc. (The)	130	8,042
Lincoln National Corp.	71	4,193
Loews Corp.	93	4,734
Marsh & McLennan Cos., Inc.	183	19,777
MetLife, Inc.	286	14,274
Principal Financial Group, Inc.	93	5,124
Progressive Corp. (The)	211	15,414
Prudential Financial, Inc.	145	13,575
Travelers Cos., Inc. (The)	94	12,852
Unum Group	75	2,305
Willis Towers Watson plc	46	9,036
		218,986
Interactive Media & Services - 5.2%
Alphabet, Inc., Class A*	108	140,842
Alphabet, Inc., Class C*	109	142,241
Facebook, Inc., Class A*	868	175,023
TripAdvisor, Inc.	37	1,051
Twitter, Inc.*	278	8,593
		467,750
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc.*	150	270,120
Booking Holdings, Inc.*	15	28,560
eBay, Inc.	283	10,052
Expedia Group, Inc.	51	5,185
		313,917
IT Services - 5.7%
Accenture plc, Class A	230	46,267
Akamai Technologies, Inc.*	59	5,140
Alliance Data Systems Corp.	15	1,604
Automatic Data Processing, Inc.	157	26,812
Broadridge Financial Solutions, Inc.	41	5,072
Cognizant Technology Solutions Corp., Class A	199	12,758
DXC Technology Co.	94	3,509
Fidelity National Information Services, Inc.	221	30,531
Fiserv, Inc.*	205	23,829
FleetCor Technologies, Inc.*	31	9,515
Gartner, Inc.*	32	5,135
Global Payments, Inc.	109	19,740
International Business Machines Corp.	320	43,024
Jack Henry & Associates, Inc.	28	4,254
Leidos Holdings, Inc.	49	4,451
Mastercard, Inc., Class A	322	94,098
Paychex, Inc.	115	9,904
PayPal Holdings, Inc.*	425	45,904
VeriSign, Inc.*	38	7,248
Visa, Inc., Class A	623	114,950
Western Union Co. (The)	152	4,086
		517,831
Leisure Products - 0.1%
Hasbro, Inc.	45	4,577

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	111	8,965
Illumina, Inc.*	53	17,000
IQVIA Holdings, Inc.*	66	9,635
Mettler-Toledo International, Inc.*	9	6,475
PerkinElmer, Inc.	40	3,716
Thermo Fisher Scientific, Inc.	145	45,523
Waters Corp.*	24	5,330
		96,644
Machinery - 1.7%
Caterpillar, Inc.	203	29,380
Cummins, Inc.	57	10,423
Deere & Co.	114	19,158
Dover Corp.	53	5,908
Flowserve Corp.	47	2,289
Fortive Corp.	106	7,650
IDEX Corp.	27	4,394
Illinois Tool Works, Inc.	107	18,653
Ingersoll-Rand plc	87	11,407
PACCAR, Inc.	124	10,090
Parker-Hannifin Corp.	46	9,144
Pentair plc	60	2,661
Snap-on, Inc.	20	3,209
Stanley Black & Decker, Inc.	55	8,676
Westinghouse Air Brake Technologies Corp.	66	5,186
Xylem, Inc.	65	5,038
		153,266
Media - 1.5%
CBS Corp. (Non-Voting), Class B	118	4,765
Charter Communications, Inc., Class A*	58	27,261
Comcast Corp., Class A	1,637	72,273
Discovery, Inc., Class A*	56	1,845
Discovery, Inc., Class C*	124	3,784
DISH Network Corp., Class A*	86	2,939
Fox Corp., Class A	127	4,541
Fox Corp., Class B	57	1,994
Interpublic Group of Cos., Inc. (The)	139	3,114
News Corp., Class A	138	1,777
News Corp., Class B	43	566
Omnicom Group, Inc.	79	6,279
		131,138
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	522	5,941
Newmont Goldcorp Corp.	295	11,328
Nucor Corp.	109	6,143
		23,412
Multiline Retail - 0.6%
Dollar General Corp.	93	14,634
Dollar Tree, Inc.*	85	7,774
Kohl’s Corp.	56	2,633
Macy’s, Inc.(b)	111	1,701
Nordstrom, Inc.	38	1,450
Target Corp.	184	23,002
		51,194
Multi-Utilities - 1.1%
Ameren Corp.	89	6,615
CenterPoint Energy, Inc.	179	4,396

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
CMS Energy Corp.	102	6,253
Consolidated Edison, Inc.	120	10,427
Dominion Energy, Inc.	297	24,684
DTE Energy Co.	66	8,246
NiSource, Inc.	134	3,544
Public Service Enterprise Group, Inc.	183	10,854
Sempra Energy	99	14,580
WEC Energy Group, Inc.	114	10,106
		99,705
Personal Products - 0.2%
Coty, Inc., Class A	106	1,223
Estee Lauder Cos., Inc. (The), Class A	80	15,638
		16,861
Pharmaceuticals - 4.7%
Allergan plc	119	22,008
Bristol-Myers Squibb Co.	845	48,114
Eli Lilly & Co.	307	36,027
Johnson & Johnson	953	131,028
Merck & Co., Inc.	924	80,554
Mylan NV*	185	3,474
Perrigo Co. plc	49	2,510
Pfizer, Inc.	1,995	76,847
Zoetis, Inc.	172	20,730
		421,292
Professional Services - 0.3%
Equifax, Inc.	44	6,144
IHS Markit Ltd.*	144	10,462
Nielsen Holdings plc	128	2,503
Robert Half International, Inc.	41	2,386
Verisk Analytics, Inc.	59	8,701
		30,196
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	121	6,899

Road & Rail - 1.0%
CSX Corp.	288	20,604
JB Hunt Transport Services, Inc.	31	3,584
Kansas City Southern	37	5,640
Norfolk Southern Corp.	95	18,382
Union Pacific Corp.	254	44,701
		92,911
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc.*	391	15,308
Analog Devices, Inc.	134	15,135
Applied Materials, Inc.	333	19,281
Broadcom, Inc.	144	45,534
Intel Corp.	1,599	92,822
KLA Corp.	57	9,340
Lam Research Corp.	52	13,875
Maxim Integrated Products, Inc.	97	5,497
Microchip Technology, Inc.	86	8,130
Micron Technology, Inc.*	398	18,909
NVIDIA Corp.	219	47,466
Qorvo, Inc.*	42	4,377
QUALCOMM, Inc.	412	34,422
Skyworks Solutions, Inc.	63	6,193
Texas Instruments, Inc.	337	40,511
Xilinx, Inc.	92	8,536
		385,336
Software - 7.3%
Adobe, Inc.*	175	54,168
ANSYS, Inc.*	30	7,641
Autodesk, Inc.*	80	14,472
Cadence Design Systems, Inc.*	101	7,095
Citrix Systems, Inc.	44	4,964
Fortinet, Inc.*	52	5,466
Intuit, Inc.	94	24,336
Microsoft Corp.	2,756	417,203
NortonLifeLock, Inc.	204	5,079
Oracle Corp.	794	44,575
salesforce.com, Inc.*	317	51,636
ServiceNow, Inc.*	68	19,247
Synopsys, Inc.*	54	7,616
		663,498
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	26	4,084
AutoZone, Inc.*	9	10,601
Best Buy Co., Inc.	83	6,693
CarMax, Inc.*	60	5,836
Gap, Inc. (The)	77	1,279
Home Depot, Inc. (The)	395	87,101
L Brands, Inc.	83	1,589
Lowe’s Cos., Inc.	279	32,729
O’Reilly Automotive, Inc.*	28	12,384
Ross Stores, Inc.	132	15,332
Tiffany & Co.	39	5,218
TJX Cos., Inc. (The)	435	26,592
Tractor Supply Co.	43	4,061
Ulta Beauty, Inc.*	22	5,145
		218,644
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	1,533	409,694
Hewlett Packard Enterprise Co.	471	7,456
HP, Inc.	534	10,723
NetApp, Inc.	85	5,150
Seagate Technology plc	84	5,013
Western Digital Corp.	106	5,335
Xerox Holdings Corp.	68	2,647
		446,018
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd.*	54	2,005
Hanesbrands, Inc.	130	1,959
NIKE, Inc., Class B	453	42,351
PVH Corp.	27	2,618
Ralph Lauren Corp.	18	1,932
Tapestry, Inc.	103	2,770
Under Armour, Inc., Class A*	67	1,265
Under Armour, Inc., Class C*	69	1,194
VF Corp.	118	10,448
		66,542
Tobacco - 0.9%
Altria Group, Inc.	674	33,498
Philip Morris International, Inc.	562	46,606
		80,104
Trading Companies & Distributors - 0.2%
Fastenal Co.	205	7,282
United Rentals, Inc.*	28	4,285
WW Grainger, Inc.	16	5,071
		16,638
Water Utilities - 0.1%
American Water Works Co., Inc.	66	7,988

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	113	8,876

TOTAL COMMON STOCKS (Cost $8,486,979)		9,019,504

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $1,584)	1,584	1,584

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(d) - 0.2%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $20,300 (Cost $20,298)	20,298	20,298

Total Investments - 99.9% (Cost $8,508,861)		9,041,386
Other Assets Less Liabilities - 0.1%		11,026
Net Assets - 100.0%		9,052,412

*                           Non-income producing security.

(a)                   Represents less than 0.05% of net assets.

(b)                   The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $1,517, collateralized in the form of cash with a value of $1,584 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)                    The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $1,584.

(d)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$888,192
Aggregate gross unrealized depreciation	(361,978)
Net unrealized appreciation	$526,214
Federal income tax cost	$8,515,172

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 3.1%
Arconic, Inc.	39	1,207
Boeing Co. (The)	55	20,140
General Dynamics Corp.	24	4,362
Huntington Ingalls Industries, Inc.	4	1,007
L3Harris Technologies, Inc.	23	4,625
Lockheed Martin Corp.	26	10,167
Northrop Grumman Corp.	16	5,628
Raytheon Co.	29	6,305
Textron, Inc.	23	1,064
TransDigm Group, Inc.	5	2,835
United Technologies Corp.	84	12,461
		69,801
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	14	1,076
Expeditors International of Washington, Inc.	18	1,346
FedEx Corp.	25	4,001
United Parcel Service, Inc., Class B	72	8,620
		15,043
Airlines - 0.5%
Alaska Air Group, Inc.	13	897
American Airlines Group, Inc.	40	1,150
Delta Air Lines, Inc.	59	3,381
Southwest Airlines Co.	49	2,824
United Airlines Holdings, Inc.*	23	2,135
		10,387
Auto Components - 0.2%
Aptiv plc	27	2,535
BorgWarner, Inc.	20	841
		3,376
Automobiles - 0.4%
Ford Motor Co.	404	3,660
General Motors Co.	129	4,644
Harley-Davidson, Inc.	15	546
		8,850
Beverages - 2.1%
Brown-Forman Corp., Class B	19	1,289
Coca-Cola Co. (The)	397	21,200
Constellation Brands, Inc., Class A	17	3,163
Molson Coors Brewing Co., Class B	19	959
Monster Beverage Corp.*	40	2,393
PepsiCo, Inc.	145	19,695
		48,699
Biotechnology - 2.4%
AbbVie, Inc.	152	13,335
Alexion Pharmaceuticals, Inc.*	23	2,621
Amgen, Inc.	62	14,553
Biogen, Inc.*	19	5,696
Gilead Sciences, Inc.	130	8,741
Incyte Corp.*	18	1,695
Regeneron Pharmaceuticals, Inc.*	8	2,952
Vertex Pharmaceuticals, Inc.*	27	5,987
		55,580
Building Products - 0.3%
Allegion plc	10	1,200
AO Smith Corp.	13	629
Fortune Brands Home & Security, Inc.	14	886
Johnson Controls International plc	81	3,469
Masco Corp.	29	1,350
		7,534
Chemicals - 2.3%
Air Products & Chemicals, Inc.	23	5,436
Albemarle Corp.	11	719
Celanese Corp.	13	1,632
CF Industries Holdings, Inc.	22	1,017
Corteva, Inc.	77	2,004
Dow, Inc.	76	4,056
DuPont de Nemours, Inc.	77	4,990
Eastman Chemical Co.	14	1,097
Ecolab, Inc.	26	4,853
FMC Corp.	14	1,371
International Flavors & Fragrances, Inc.	11	1,554
Linde plc	56	11,548
LyondellBasell Industries NV, Class A	27	2,499
Mosaic Co. (The)	36	686
PPG Industries, Inc.	24	3,092
Sherwin-Williams Co. (The)	9	5,248
		51,802
Commercial Services & Supplies - 0.5%
Cintas Corp.	9	2,314
Copart, Inc.*	21	1,869
Republic Services, Inc.	22	1,950
Rollins, Inc.	14	502
Waste Management, Inc.	40	4,516
		11,151
Communications Equipment - 1.1%
Arista Networks, Inc.*	6	1,171
Cisco Systems, Inc.	438	19,846
F5 Networks, Inc.*	6	874
Juniper Networks, Inc.	35	877
Motorola Solutions, Inc.	17	2,844
		25,612
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	14	1,289
Quanta Services, Inc.	14	583
		1,872
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	6	1,611
Vulcan Materials Co.	14	1,986
		3,597
Containers & Packaging - 0.4%
Amcor plc	166	1,703
Avery Dennison Corp.	9	1,173
Ball Corp.	34	2,246
International Paper Co.	40	1,854
Packaging Corp. of America	10	1,119
Sealed Air Corp.	15	566
Westrock Co.	26	1,049
		9,710
Distributors - 0.1%
Genuine Parts Co.	15	1,565
LKQ Corp.*	31	1,094
		2,659
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	20	488

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	754	28,185

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
CenturyLink, Inc.	101	1,463
Verizon Communications, Inc.	427	25,722
		55,370
Electric Utilities - 2.4%
Alliant Energy Corp.	25	1,325
American Electric Power Co., Inc.	51	4,659
Duke Energy Corp.	76	6,701
Edison International	37	2,557
Entergy Corp.	21	2,444
Evergy, Inc.	24	1,518
Eversource Energy	34	2,810
Exelon Corp.	100	4,440
FirstEnergy Corp.	55	2,623
NextEra Energy, Inc.	51	11,925
Pinnacle West Capital Corp.	12	1,049
PPL Corp.	74	2,518
Southern Co. (The)	107	6,633
Xcel Energy, Inc.	54	3,320
		54,522
Electrical Equipment - 0.6%
AMETEK, Inc.	24	2,376
Eaton Corp. plc	44	4,070
Emerson Electric Co.	64	4,727
Rockwell Automation, Inc.	12	2,350
		13,523
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	31	3,224
CDW Corp.	15	2,026
Corning, Inc.	80	2,323
FLIR Systems, Inc.	14	750
IPG Photonics Corp.*	4	568
Keysight Technologies, Inc.*	19	2,034
TE Connectivity Ltd.	35	3,245
		14,170
Energy Equipment & Services - 0.5%
Baker Hughes Co.	67	1,502
Halliburton Co.	90	1,889
Helmerich & Payne, Inc.	10	395
National Oilwell Varco, Inc.	39	880
Schlumberger Ltd.	142	5,141
TechnipFMC plc	42	791
		10,598
Entertainment - 2.3%
Activision Blizzard, Inc.	78	4,277
Electronic Arts, Inc.*	31	3,131
Netflix, Inc.*	45	14,160
Take-Two Interactive Software, Inc.*	12	1,456
Viacom, Inc., Class B	36	866
Walt Disney Co. (The)	186	28,194
		52,084
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	46	13,791
Kroger Co. (The)	82	2,242
Sysco Corp.	53	4,269
Walgreens Boots Alliance, Inc.	78	4,649
Walmart, Inc.	147	17,506
		42,457
Food Products - 1.3%
Archer-Daniels-Midland Co.	57	2,447
Campbell Soup Co.	16	745
Conagra Brands, Inc.	49	1,415
General Mills, Inc.	62	3,306
Hershey Co. (The)	15	2,222
Hormel Foods Corp.	28	1,247
JM Smucker Co. (The)	12	1,261
Kellogg Co.	26	1,693
Kraft Heinz Co. (The)	63	1,921
Lamb Weston Holdings, Inc.	15	1,260
McCormick & Co., Inc. (Non-Voting)	13	2,200
Mondelez International, Inc., Class A	148	7,776
Tyson Foods, Inc., Class A	31	2,787
		30,280
Gas Utilities - 0.1%
Atmos Energy Corp.	12	1,284

Health Care Equipment & Supplies - 4.2%
Abbott Laboratories	182	15,552
ABIOMED, Inc.*	5	981
Align Technology, Inc.*	8	2,219
Baxter International, Inc.	53	4,344
Becton Dickinson and Co.	28	7,238
Boston Scientific Corp.*	143	6,185
Cooper Cos., Inc. (The)	5	1,565
Danaher Corp.	66	9,635
DENTSPLY SIRONA, Inc.	23	1,300
Edwards Lifesciences Corp.*	22	5,389
Hologic, Inc.*	27	1,386
IDEXX Laboratories, Inc.*	9	2,264
Intuitive Surgical, Inc.*	12	7,115
Medtronic plc	139	15,483
ResMed, Inc.	15	2,244
Stryker Corp.	33	6,760
Teleflex, Inc.	5	1,767
Varian Medical Systems, Inc.*	9	1,203
Zimmer Biomet Holdings, Inc.	21	3,051
		95,681
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	16	1,407
Anthem, Inc.	27	7,794
Cardinal Health, Inc.	30	1,651
Centene Corp.*	42	2,540
Cigna Corp.	39	7,797
CVS Health Corp.	134	10,086
DaVita, Inc.*	9	646
HCA Healthcare, Inc.	28	3,882
Henry Schein, Inc.*	15	1,033
Humana, Inc.	14	4,777
Laboratory Corp. of America Holdings*	10	1,723
McKesson Corp.	19	2,748
Quest Diagnostics, Inc.	14	1,492
UnitedHealth Group, Inc.	98	27,427
Universal Health Services, Inc., Class B	8	1,116
WellCare Health Plans, Inc.*	5	1,610
		77,729
Health Care Technology - 0.1%
Cerner Corp.	33	2,362

Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	40	1,803
Chipotle Mexican Grill, Inc.*	3	2,442
Darden Restaurants, Inc.	13	1,540

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Hilton Worldwide Holdings, Inc.	30	3,150
Las Vegas Sands Corp.	35	2,196
Marriott International, Inc., Class A	28	3,930
McDonald’s Corp.	79	15,364
MGM Resorts International	53	1,693
Norwegian Cruise Line Holdings Ltd.*	22	1,180
Royal Caribbean Cruises Ltd.	18	2,160
Starbucks Corp.	124	10,593
Wynn Resorts Ltd.	10	1,209
Yum! Brands, Inc.	32	3,222
		50,482
Household Durables - 0.4%
DR Horton, Inc.	34	1,882
Garmin Ltd.	15	1,465
Leggett & Platt, Inc.	13	680
Lennar Corp., Class A	29	1,730
Mohawk Industries, Inc.*	6	836
Newell Brands, Inc.	38	730
PulteGroup, Inc.	26	1,031
Whirlpool Corp.	7	1,002
		9,356
Household Products - 2.0%
Church & Dwight Co., Inc.	26	1,826
Clorox Co. (The)	13	1,927
Colgate-Palmolive Co.	89	6,036
Kimberly-Clark Corp.	36	4,908
Procter & Gamble Co. (The)	258	31,492
		46,189
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	68	1,286
NRG Energy, Inc.	25	993
		2,279
Industrial Conglomerates - 1.7%
3M Co.	60	10,186
General Electric Co.	901	10,155
Honeywell International, Inc.	75	13,391
Roper Technologies, Inc.	11	3,964
		37,696
Interactive Media & Services - 5.9%
Alphabet, Inc., Class A*	31	40,427
Alphabet, Inc., Class C*	31	40,454
Facebook, Inc., Class A*	248	50,006
TripAdvisor, Inc.	10	284
Twitter, Inc.*	79	2,442
		133,613
Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc.*	43	77,435
Booking Holdings, Inc.*	4	7,616
eBay, Inc.	81	2,877
Expedia Group, Inc.	14	1,423
		89,351
IT Services - 6.5%
Accenture plc, Class A	66	13,277
Akamai Technologies, Inc.*	17	1,481
Alliance Data Systems Corp.	4	428
Automatic Data Processing, Inc.	45	7,685
Broadridge Financial Solutions, Inc.	12	1,484
Cognizant Technology Solutions Corp., Class A	57	3,654
DXC Technology Co.	26	971
Fidelity National Information Services, Inc.	64	8,842
Fiserv, Inc.*	59	6,858
FleetCor Technologies, Inc.*	9	2,762
Gartner, Inc.*	9	1,444
Global Payments, Inc.	31	5,614
International Business Machines Corp.	92	12,369
Jack Henry & Associates, Inc.	8	1,216
Leidos Holdings, Inc.	14	1,272
Mastercard, Inc., Class A	92	26,885
Paychex, Inc.	33	2,842
PayPal Holdings, Inc.*	122	13,177
VeriSign, Inc.*	11	2,098
Visa, Inc., Class A	178	32,843
Western Union Co. (The)	43	1,156
		148,358
Leisure Products - 0.1%
Hasbro, Inc.	13	1,322

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	32	2,585
Illumina, Inc.*	15	4,811
IQVIA Holdings, Inc.*	19	2,774
Mettler-Toledo International, Inc.*	3	2,158
PerkinElmer, Inc.	12	1,115
Thermo Fisher Scientific, Inc.	41	12,872
Waters Corp.*	7	1,554
		27,869
Machinery - 1.9%
Caterpillar, Inc.	58	8,394
Cummins, Inc.	16	2,926
Deere & Co.	33	5,546
Dover Corp.	15	1,672
Flowserve Corp.	13	633
Fortive Corp.	31	2,237
IDEX Corp.	8	1,302
Illinois Tool Works, Inc.	30	5,230
Ingersoll-Rand plc	25	3,278
PACCAR, Inc.	36	2,929
Parker-Hannifin Corp.	13	2,584
Pentair plc	16	709
Snap-on, Inc.	6	963
Stanley Black & Decker, Inc.	16	2,524
Westinghouse Air Brake Technologies Corp.	19	1,493
Xylem, Inc.	19	1,473
		43,893
Media - 1.7%
CBS Corp. (Non-Voting), Class B	33	1,333
Charter Communications, Inc., Class A*	17	7,990
Comcast Corp., Class A	468	20,662
Discovery, Inc., Class A*	15	494
Discovery, Inc., Class C*	35	1,068
DISH Network Corp., Class A*	24	820
Fox Corp., Class A	36	1,288
Fox Corp., Class B	16	560
Interpublic Group of Cos., Inc. (The)	39	874
News Corp., Class A	39	502
News Corp., Class B	13	170

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Omnicom Group, Inc.	23	1,828
		37,589
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	149	1,696
Newmont Goldcorp Corp.	84	3,225
Nucor Corp.	30	1,691
		6,612
Multiline Retail - 0.6%
Dollar General Corp.	27	4,249
Dollar Tree, Inc.*	25	2,286
Kohl’s Corp.	15	705
Macy’s, Inc.(b)	31	475
Nordstrom, Inc.	10	382
Target Corp.	53	6,626
		14,723
Multi-Utilities - 1.3%
Ameren Corp.	25	1,858
CenterPoint Energy, Inc.	51	1,253
CMS Energy Corp.	29	1,778
Consolidated Edison, Inc.	34	2,954
Dominion Energy, Inc.	85	7,064
DTE Energy Co.	19	2,374
NiSource, Inc.	38	1,005
Public Service Enterprise Group, Inc.	52	3,084
Sempra Energy	28	4,124
WEC Energy Group, Inc.	33	2,925
		28,419
Oil, Gas & Consumable Fuels - 4.5%
Apache Corp.	38	847
Cabot Oil & Gas Corp.	42	670
Chevron Corp.	196	22,957
Cimarex Energy Co.	10	460
Concho Resources, Inc.	21	1,524
ConocoPhillips	114	6,833
Devon Energy Corp.	41	898
Diamondback Energy, Inc.	17	1,315
EOG Resources, Inc.	60	4,254
Exxon Mobil Corp.	436	29,705
Hess Corp.	27	1,676
HollyFrontier Corp.	16	825
Kinder Morgan, Inc.	200	3,922
Marathon Oil Corp.	82	955
Marathon Petroleum Corp.	67	4,063
Noble Energy, Inc.	49	1,017
Occidental Petroleum Corp.	92	3,548
ONEOK, Inc.	43	3,055
Phillips 66	46	5,277
Pioneer Natural Resources Co.	17	2,173
Valero Energy Corp.	43	4,106
Williams Cos., Inc. (The)	125	2,840
		102,920
Personal Products - 0.2%
Coty, Inc., Class A	29	334
Estee Lauder Cos., Inc. (The), Class A	23	4,496
		4,830
Pharmaceuticals - 5.3%
Allergan plc	34	6,288
Bristol-Myers Squibb Co.	242	13,780
Eli Lilly & Co.	88	10,327
Johnson & Johnson	272	37,397
Merck & Co., Inc.	264	23,016
Mylan NV*	52	977
Perrigo Co. plc	14	717
Pfizer, Inc.	570	21,956
Zoetis, Inc.	49	5,905
		120,363
Professional Services - 0.4%
Equifax, Inc.	13	1,815
IHS Markit Ltd.*	42	3,051
Nielsen Holdings plc	36	704
Robert Half International, Inc.	12	699
Verisk Analytics, Inc.	17	2,507
		8,776
Road & Rail - 1.2%
CSX Corp.	83	5,938
JB Hunt Transport Services, Inc.	9	1,041
Kansas City Southern	10	1,524
Norfolk Southern Corp.	27	5,224
Union Pacific Corp.	73	12,847
		26,574
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc.*	111	4,346
Analog Devices, Inc.	38	4,292
Applied Materials, Inc.	95	5,500
Broadcom, Inc.	41	12,965
Intel Corp.	457	26,529
KLA Corp.	16	2,622
Lam Research Corp.	15	4,002
Maxim Integrated Products, Inc.	28	1,587
Microchip Technology, Inc.	25	2,363
Micron Technology, Inc.*	113	5,369
NVIDIA Corp.	63	13,655
Qorvo, Inc.*	12	1,251
QUALCOMM, Inc.	118	9,859
Skyworks Solutions, Inc.	18	1,769
Texas Instruments, Inc.	97	11,660
Xilinx, Inc.	26	2,412
		110,181
Software - 8.4%
Adobe, Inc.*	50	15,476
ANSYS, Inc.*	9	2,292
Autodesk, Inc.*	23	4,161
Cadence Design Systems, Inc.*	29	2,037
Citrix Systems, Inc.	13	1,467
Fortinet, Inc.*	15	1,577
Intuit, Inc.	27	6,990
Microsoft Corp.	788	119,287
NortonLifeLock, Inc.	58	1,444
Oracle Corp.	227	12,744
salesforce.com, Inc.*	91	14,823
ServiceNow, Inc.*	19	5,378
Synopsys, Inc.*	16	2,257
		189,933
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	7	1,100
AutoZone, Inc.*	3	3,534
Best Buy Co., Inc.	24	1,935
CarMax, Inc.*	17	1,653
Gap, Inc. (The)	21	349
Home Depot, Inc. (The)	113	24,918
L Brands, Inc.	23	440
Lowe’s Cos., Inc.	80	9,385
O’Reilly Automotive, Inc.*	8	3,538
Ross Stores, Inc.	38	4,414

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Tiffany & Co.	11	1,472
TJX Cos., Inc. (The)	124	7,580
Tractor Supply Co.	12	1,133
Ulta Beauty, Inc.*	6	1,403
		62,854
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	439	117,323
Hewlett Packard Enterprise Co.	134	2,121
HP, Inc.	152	3,052
NetApp, Inc.	25	1,515
Seagate Technology plc	24	1,432
Western Digital Corp.	31	1,560
Xerox Holdings Corp.	19	740
		127,743
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd.*	15	557
Hanesbrands, Inc.	36	542
NIKE, Inc., Class B	130	12,154
PVH Corp.	8	776
Ralph Lauren Corp.	5	537
Tapestry, Inc.	29	780
Under Armour, Inc., Class A*	18	340
Under Armour, Inc., Class C*	19	329
VF Corp.	34	3,010
		19,025
Tobacco - 1.0%
Altria Group, Inc.	193	9,592
Philip Morris International, Inc.	160	13,269
		22,861
Trading Companies & Distributors - 0.2%
Fastenal Co.	58	2,060
United Rentals, Inc.*	8	1,224
WW Grainger, Inc.	5	1,585
		4,869
Water Utilities - 0.1%
American Water Works Co., Inc.	19	2,300

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	33	2,592

TOTAL COMMON STOCKS (Cost $1,887,568)		2,259,793

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $432)	432	432

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $6,021 (Cost $6,021)	6,021	6,021

Total Investments - 99.8% (Cost $1,894,021)		2,266,246
Other Assets Less Liabilities - 0.2%		3,598
Net Assets - 100.0%		2,269,844

See accompanying notes to the financial statements.

*                           Non-income producing security.

(a)                   Represents less than 0.05% of net assets.

(b)                   The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $414, collateralized in the form of cash with a value of $432 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)                    The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $432.

(d)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$449,650
Aggregate gross unrealized depreciation	(83,790)
Net unrealized appreciation	$365,860
Federal income tax cost	$1,900,386

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.9%

Aerospace & Defense - 3.0%
Arconic, Inc.	28	867
Boeing Co. (The)	39	14,281
General Dynamics Corp.	17	3,090
Huntington Ingalls Industries, Inc.	3	755
L3Harris Technologies, Inc.	16	3,218
Lockheed Martin Corp.	18	7,039
Northrop Grumman Corp.	12	4,221
Raytheon Co.	20	4,348
Textron, Inc.	17	786
TransDigm Group, Inc.	4	2,268
United Technologies Corp.	59	8,752
		49,625
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	10	769
Expeditors International of Washington, Inc.	12	897
FedEx Corp.	18	2,881
United Parcel Service, Inc., Class B	51	6,106
		10,653
Airlines - 0.5%
Alaska Air Group, Inc.	9	621
American Airlines Group, Inc.	29	834
Delta Air Lines, Inc.	42	2,407
Southwest Airlines Co.	35	2,017
United Airlines Holdings, Inc.*	16	1,485
		7,364
Auto Components - 0.2%
Aptiv plc	19	1,783
BorgWarner, Inc.	15	631
		2,414
Automobiles - 0.4%
Ford Motor Co.	287	2,600
General Motors Co.	92	3,312
Harley-Davidson, Inc.	11	400
		6,312
Banks - 6.6%
Bank of America Corp.	613	20,425
BB&T Corp.	56	3,064
Citigroup, Inc.	165	12,395
Citizens Financial Group, Inc.	33	1,269
Comerica, Inc.	11	775
Fifth Third Bancorp	53	1,600
First Republic Bank	12	1,319
Huntington Bancshares, Inc.	76	1,132
JPMorgan Chase & Co.	234	30,832
KeyCorp	73	1,415
M&T Bank Corp.	10	1,647
People’s United Financial, Inc.	32	528
PNC Financial Services Group, Inc. (The)	33	5,056
Regions Financial Corp.	73	1,215
SunTrust Banks, Inc.	32	2,267
SVB Financial Group*	4	927
US Bancorp	105	6,303
Wells Fargo & Co.	293	15,957
Zions Bancorp NA	13	647
		108,773
Beverages - 2.1%
Brown-Forman Corp., Class B	13	881
Coca-Cola Co. (The)	281	15,005
Constellation Brands, Inc., Class A	12	2,233
Molson Coors Brewing Co., Class B	14	707
Monster Beverage Corp.*	28	1,675
PepsiCo, Inc.	102	13,855
		34,356
Building Products - 0.3%
Allegion plc	7	840
AO Smith Corp.	10	484
Fortune Brands Home & Security, Inc.	10	633
Johnson Controls International plc	58	2,484
Masco Corp.	21	977
		5,418
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	4	342
Ameriprise Financial, Inc.	10	1,639
Bank of New York Mellon Corp. (The)	63	3,085
BlackRock, Inc.	9	4,454
Cboe Global Markets, Inc.	8	951
Charles Schwab Corp. (The)	85	4,208
CME Group, Inc.	26	5,271
E*TRADE Financial Corp.	17	753
Franklin Resources, Inc.	21	577
Goldman Sachs Group, Inc. (The)	24	5,312
Intercontinental Exchange, Inc.	41	3,861
Invesco Ltd.	28	492
MarketAxess Holdings, Inc.	3	1,211
Moody’s Corp.	12	2,720
Morgan Stanley	92	4,552
MSCI, Inc.	6	1,555
Nasdaq, Inc.	8	838
Northern Trust Corp.	16	1,716
Raymond James Financial, Inc.	9	808
S&P Global, Inc.	18	4,764
State Street Corp.	27	2,028
T. Rowe Price Group, Inc.	17	2,101
		53,238
Chemicals - 2.2%
Air Products & Chemicals, Inc.	16	3,781
Albemarle Corp.	8	523
Celanese Corp.	9	1,130
CF Industries Holdings, Inc.	16	739
Corteva, Inc.	55	1,431
Dow, Inc.	54	2,882
DuPont de Nemours, Inc.	55	3,565
Eastman Chemical Co.	10	784
Ecolab, Inc.	18	3,360
FMC Corp.	10	980
International Flavors & Fragrances, Inc.	8	1,130
Linde plc	40	8,249
LyondellBasell Industries NV, Class A	19	1,758
Mosaic Co. (The)	26	495
PPG Industries, Inc.	17	2,190
Sherwin-Williams Co. (The)	6	3,499
		36,496
Commercial Services & Supplies - 0.5%
Cintas Corp.	6	1,542
Copart, Inc.*	15	1,335

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Republic Services, Inc.	15	1,330
Rollins, Inc.	10	359
Waste Management, Inc.	29	3,274
		7,840
Communications Equipment - 1.1%
Arista Networks, Inc.*	4	781
Cisco Systems, Inc.	310	14,046
F5 Networks, Inc.*	4	583
Juniper Networks, Inc.	25	626
Motorola Solutions, Inc.	12	2,008
		18,044
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	10	921
Quanta Services, Inc.	10	416
		1,337
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	5	1,342
Vulcan Materials Co.	10	1,419
		2,761
Consumer Finance - 0.8%
American Express Co.	50	6,006
Capital One Financial Corp.	34	3,400
Discover Financial Services	23	1,952
Synchrony Financial	45	1,684
		13,042
Containers & Packaging - 0.4%
Amcor plc	119	1,221
Avery Dennison Corp.	6	782
Ball Corp.	24	1,586
International Paper Co.	29	1,344
Packaging Corp. of America	7	783
Sealed Air Corp.	11	415
Westrock Co.	19	766
		6,897
Distributors - 0.1%
Genuine Parts Co.	11	1,148
LKQ Corp.*	23	811
		1,959
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	15	366

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*	143	31,503

Diversified Telecommunication Services - 2.4%
AT&T, Inc.	534	19,961
CenturyLink, Inc.	72	1,043
Verizon Communications, Inc.	302	18,193
		39,197
Electric Utilities - 2.3%
Alliant Energy Corp.	17	901
American Electric Power Co., Inc.	36	3,289
Duke Energy Corp.	53	4,673
Edison International	26	1,797
Entergy Corp.	15	1,746
Evergy, Inc.	17	1,075
Eversource Energy	24	1,983
Exelon Corp.	71	3,152
FirstEnergy Corp.	39	1,860
NextEra Energy, Inc.	36	8,417
Pinnacle West Capital Corp.	8	699
PPL Corp.	53	1,804
Southern Co. (The)	76	4,711
Xcel Energy, Inc.	38	2,337
		38,444
Electrical Equipment - 0.6%
AMETEK, Inc.	17	1,683
Eaton Corp. plc	31	2,867
Emerson Electric Co.	45	3,324
Rockwell Automation, Inc.	9	1,763
		9,637
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	22	2,288
CDW Corp.	11	1,486
Corning, Inc.	57	1,655
FLIR Systems, Inc.	10	536
IPG Photonics Corp.*	3	426
Keysight Technologies, Inc.*	14	1,498
TE Connectivity Ltd.	25	2,318
		10,207
Energy Equipment & Services - 0.5%
Baker Hughes Co.	47	1,054
Halliburton Co.	64	1,343
Helmerich & Payne, Inc.	8	316
National Oilwell Varco, Inc.	28	632
Schlumberger Ltd.	101	3,656
TechnipFMC plc	31	584
		7,585
Entertainment - 2.3%
Activision Blizzard, Inc.	56	3,070
Electronic Arts, Inc.*	22	2,222
Netflix, Inc.*	32	10,069
Take-Two Interactive Software, Inc.*	8	971
Viacom, Inc., Class B	26	626
Walt Disney Co. (The)	132	20,009
		36,967
Equity Real Estate Investment Trusts (REITs) - 3.4%
Alexandria Real Estate Equities, Inc.	8	1,300
American Tower Corp.	32	6,849
Apartment Investment & Management Co., Class A	11	591
AvalonBay Communities, Inc.	10	2,144
Boston Properties, Inc.	11	1,524
Crown Castle International Corp.	30	4,010
Digital Realty Trust, Inc.	15	1,814
Duke Realty Corp.	26	915
Equinix, Inc.	6	3,401
Equity Residential	25	2,128
Essex Property Trust, Inc.	5	1,561
Extra Space Storage, Inc.	9	954
Federal Realty Investment Trust	5	660
Healthpeak Properties, Inc.	36	1,256
Host Hotels & Resorts, Inc.	53	927
Iron Mountain, Inc.	21	675
Kimco Realty Corp.	31	670
Macerich Co. (The)	8	215
Mid-America Apartment Communities, Inc.	8	1,089
Prologis, Inc.	46	4,211
Public Storage	11	2,317
Realty Income Corp.	23	1,763
Regency Centers Corp.	12	781
SBA Communications Corp.	8	1,892
Simon Property Group, Inc.	23	3,478

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
SL Green Realty Corp.	6	512
UDR, Inc.	21	1,009
Ventas, Inc.	27	1,574
Vornado Realty Trust	12	775
Welltower, Inc.	30	2,537
Weyerhaeuser Co.	54	1,594
		55,126
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	32	9,594
Kroger Co. (The)	58	1,586
Sysco Corp.	38	3,061
Walgreens Boots Alliance, Inc.	55	3,278
Walmart, Inc.	104	12,385
		29,904
Food Products - 1.3%
Archer-Daniels-Midland Co.	41	1,760
Campbell Soup Co.	12	559
Conagra Brands, Inc.	36	1,039
General Mills, Inc.	44	2,346
Hershey Co. (The)	11	1,630
Hormel Foods Corp.	20	891
JM Smucker Co. (The)	8	841
Kellogg Co.	18	1,172
Kraft Heinz Co. (The)	45	1,372
Lamb Weston Holdings, Inc.	11	924
McCormick & Co., Inc. (Non-Voting)	9	1,523
Mondelez International, Inc., Class A	105	5,517
Tyson Foods, Inc., Class A	22	1,977
		21,551
Gas Utilities - 0.1%
Atmos Energy Corp.	9	963

Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	29	1,307
Chipotle Mexican Grill, Inc.*	2	1,628
Darden Restaurants, Inc.	9	1,066
Hilton Worldwide Holdings, Inc.	21	2,205
Las Vegas Sands Corp.	25	1,569
Marriott International, Inc., Class A	20	2,807
McDonald’s Corp.	56	10,891
MGM Resorts International	38	1,214
Norwegian Cruise Line Holdings Ltd.*	16	858
Royal Caribbean Cruises Ltd.	13	1,560
Starbucks Corp.	88	7,518
Wynn Resorts Ltd.	7	846
Yum! Brands, Inc.	22	2,215
		35,684
Household Durables - 0.4%
DR Horton, Inc.	25	1,384
Garmin Ltd.	11	1,075
Leggett & Platt, Inc.	10	523
Lennar Corp., Class A	21	1,253
Mohawk Industries, Inc.*	4	557
Newell Brands, Inc.	28	538
PulteGroup, Inc.	19	753
Whirlpool Corp.	5	716
		6,799
Household Products - 2.0%
Church & Dwight Co., Inc.	18	1,264
Clorox Co. (The)	9	1,334
Colgate-Palmolive Co.	63	4,273
Kimberly-Clark Corp.	25	3,408
Procter & Gamble Co. (The)	183	22,337
		32,616
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	49	927
NRG Energy, Inc.	18	715
		1,642
Industrial Conglomerates - 1.6%
3M Co.	42	7,131
General Electric Co.	638	7,190
Honeywell International, Inc.	53	9,463
Roper Technologies, Inc.	8	2,883
		26,667
Insurance - 2.7%
Aflac, Inc.	54	2,961
Allstate Corp. (The)	24	2,672
American International Group, Inc.	64	3,370
Aon plc	17	3,461
Arthur J Gallagher & Co.	14	1,306
Assurant, Inc.	4	531
Chubb Ltd.	33	4,999
Cincinnati Financial Corp.	11	1,178
Everest Re Group Ltd.	3	814
Globe Life, Inc.	7	719
Hartford Financial Services Group, Inc. (The)	26	1,608
Lincoln National Corp.	15	886
Loews Corp.	19	967
Marsh & McLennan Cos., Inc.	37	3,999
MetLife, Inc.	58	2,895
Principal Financial Group, Inc.	19	1,047
Progressive Corp. (The)	43	3,141
Prudential Financial, Inc.	29	2,715
Travelers Cos., Inc. (The)	19	2,598
Unum Group	15	461
Willis Towers Watson plc	9	1,768
		44,096
Interactive Media & Services - 5.8%
Alphabet, Inc., Class A*	22	28,690
Alphabet, Inc., Class C*	22	28,709
Facebook, Inc., Class A*	176	35,489
TripAdvisor, Inc.	8	227
Twitter, Inc.*	57	1,762
		94,877
Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc.*	30	54,024
Booking Holdings, Inc.*	3	5,712
eBay, Inc.	58	2,060
Expedia Group, Inc.	10	1,017
		62,813
IT Services - 6.4%
Accenture plc, Class A	47	9,455
Akamai Technologies, Inc.*	12	1,045
Alliance Data Systems Corp.	3	321
Automatic Data Processing, Inc.	32	5,465
Broadridge Financial Solutions, Inc.	8	990
Cognizant Technology Solutions Corp., Class A	40	2,564
DXC Technology Co.	19	709
Fidelity National Information Services, Inc.	45	6,217

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Fiserv, Inc.*	42	4,882
FleetCor Technologies, Inc.*	6	1,842
Gartner, Inc.*	7	1,123
Global Payments, Inc.	22	3,984
International Business Machines Corp.	65	8,739
Jack Henry & Associates, Inc.	6	912
Leidos Holdings, Inc.	10	908
Mastercard, Inc., Class A	65	18,995
Paychex, Inc.	23	1,981
PayPal Holdings, Inc.*	86	9,289
VeriSign, Inc.*	8	1,526
Visa, Inc., Class A	126	23,248
Western Union Co. (The)	31	833
		105,028
Leisure Products - 0.1%
Hasbro, Inc.	9	915

Machinery - 1.9%
Caterpillar, Inc.	41	5,934
Cummins, Inc.	12	2,194
Deere & Co.	23	3,865
Dover Corp.	11	1,226
Flowserve Corp.	10	487
Fortive Corp.	22	1,588
IDEX Corp.	6	977
Illinois Tool Works, Inc.	22	3,835
Ingersoll-Rand plc	18	2,360
PACCAR, Inc.	25	2,034
Parker-Hannifin Corp.	9	1,789
Pentair plc	12	532
Snap-on, Inc.	4	642
Stanley Black & Decker, Inc.	11	1,735
Westinghouse Air Brake Technologies Corp.	13	1,022
Xylem, Inc.	13	1,008
		31,228
Media - 1.6%
CBS Corp. (Non-Voting), Class B	24	969
Charter Communications, Inc., Class A*	12	5,640
Comcast Corp., Class A	332	14,658
Discovery, Inc., Class A*	12	395
Discovery, Inc., Class C*	25	763
DISH Network Corp., Class A*	18	615
Fox Corp., Class A	26	930
Fox Corp., Class B	12	420
Interpublic Group of Cos., Inc. (The)	28	627
News Corp., Class A	28	361
News Corp., Class B	9	119
Omnicom Group, Inc.	16	1,272
		26,769
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	106	1,206
Newmont Goldcorp Corp.	60	2,304
Nucor Corp.	22	1,240
		4,750
Multiline Retail - 0.6%
Dollar General Corp.	19	2,990
Dollar Tree, Inc.*	17	1,555
Kohl’s Corp.	12	564
Macy’s, Inc.(b)	23	352
Nordstrom, Inc.	8	305
Target Corp.	37	4,626
		10,392
Multi-Utilities - 1.2%
Ameren Corp.	18	1,338
CenterPoint Energy, Inc.	37	909
CMS Energy Corp.	21	1,287
Consolidated Edison, Inc.	24	2,085
Dominion Energy, Inc.	60	4,987
DTE Energy Co.	13	1,624
NiSource, Inc.	27	714
Public Service Enterprise Group, Inc.	37	2,195
Sempra Energy	20	2,945
WEC Energy Group, Inc.	23	2,039
		20,123
Oil, Gas & Consumable Fuels - 4.4%
Apache Corp.	27	601
Cabot Oil & Gas Corp.	31	494
Chevron Corp.	139	16,281
Cimarex Energy Co.	7	322
Concho Resources, Inc.	15	1,088
ConocoPhillips	81	4,855
Devon Energy Corp.	30	657
Diamondback Energy, Inc.	12	928
EOG Resources, Inc.	42	2,978
Exxon Mobil Corp.	309	21,052
Hess Corp.	19	1,180
HollyFrontier Corp.	11	567
Kinder Morgan, Inc.	142	2,785
Marathon Oil Corp.	59	687
Marathon Petroleum Corp.	48	2,911
Noble Energy, Inc.	35	727
Occidental Petroleum Corp.	65	2,507
ONEOK, Inc.	30	2,131
Phillips 66	33	3,786
Pioneer Natural Resources Co.	12	1,534
Valero Energy Corp.	30	2,865
Williams Cos., Inc. (The)	89	2,022
		72,958
Personal Products - 0.2%
Coty, Inc., Class A	22	254
Estee Lauder Cos., Inc. (The), Class A	16	3,127
		3,381
Professional Services - 0.4%
Equifax, Inc.	9	1,256
IHS Markit Ltd.*	29	2,107
Nielsen Holdings plc	26	508
Robert Half International, Inc.	9	524
Verisk Analytics, Inc.	12	1,770
		6,165
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	25	1,425

Road & Rail - 1.1%
CSX Corp.	58	4,149
JB Hunt Transport Services, Inc.	6	694
Kansas City Southern	7	1,067
Norfolk Southern Corp.	19	3,677
Union Pacific Corp.	52	9,151
		18,738

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc.*	79	3,093
Analog Devices, Inc.	27	3,050
Applied Materials, Inc.	68	3,937
Broadcom, Inc.	29	9,170
Intel Corp.	324	18,808
KLA Corp.	12	1,967
Lam Research Corp.	11	2,935
Maxim Integrated Products, Inc.	20	1,134
Microchip Technology, Inc.	17	1,607
Micron Technology, Inc.*	81	3,848
NVIDIA Corp.	45	9,753
Qorvo, Inc.*	9	938
QUALCOMM, Inc.	84	7,018
Skyworks Solutions, Inc.	13	1,278
Texas Instruments, Inc.	68	8,174
Xilinx, Inc.	18	1,670
		78,380
Software - 8.2%
Adobe, Inc.*	35	10,834
ANSYS, Inc.*	6	1,528
Autodesk, Inc.*	16	2,894
Cadence Design Systems, Inc.*	20	1,405
Citrix Systems, Inc.	9	1,015
Fortinet, Inc.*	10	1,051
Intuit, Inc.	19	4,919
Microsoft Corp.	558	84,470
NortonLifeLock, Inc.	42	1,046
Oracle Corp.	161	9,039
salesforce.com, Inc.*	64	10,425
ServiceNow, Inc.*	14	3,963
Synopsys, Inc.*	11	1,551
		134,140
Specialty Retail - 2.7%
Advance Auto Parts, Inc.	5	785
AutoZone, Inc.*	2	2,356
Best Buy Co., Inc.	17	1,371
CarMax, Inc.*	12	1,167
Gap, Inc. (The)	16	266
Home Depot, Inc. (The)	80	17,641
L Brands, Inc.	17	325
Lowe’s Cos., Inc.	56	6,569
O’Reilly Automotive, Inc.*	6	2,654
Ross Stores, Inc.	27	3,136
Tiffany & Co.	8	1,070
TJX Cos., Inc. (The)	88	5,379
Tractor Supply Co.	9	850
Ulta Beauty, Inc.*	4	936
		44,505
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	311	83,115
Hewlett Packard Enterprise Co.	95	1,504
HP, Inc.	108	2,169
NetApp, Inc.	17	1,030
Seagate Technology plc	17	1,014
Western Digital Corp.	22	1,107
Xerox Holdings Corp.	14	545
		90,484
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd.*	11	409
Hanesbrands, Inc.	26	392
NIKE, Inc., Class B	92	8,601
PVH Corp.	5	485
Ralph Lauren Corp.	4	429
Tapestry, Inc.	21	565
Under Armour, Inc., Class A*	14	264
Under Armour, Inc., Class C*	14	242
VF Corp.	24	2,125
		13,512
Tobacco - 1.0%
Altria Group, Inc.	137	6,809
Philip Morris International, Inc.	114	9,454
		16,263
Trading Companies & Distributors - 0.2%
Fastenal Co.	42	1,492
United Rentals, Inc.*	6	918
WW Grainger, Inc.	3	951
		3,361
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,573

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	23	1,807

TOTAL COMMON STOCKS (Cost $1,353,986)		1,639,070

Number of Rights

RIGHTS - 0.0%(a)

Media - 0.0%(a)
DISH Network Corp., expiring 12/9/2019* (Cost $—)	1	1

Shares

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $320)	320	320

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.0%(a)

REPURCHASE AGREEMENTS(d) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $390 (Cost $390)	390	390

Total Investments - 99.9% (Cost $1,354,696)		1,639,781
Other Assets Less Liabilities - 0.1%		2,418
Net Assets - 100.0%		1,642,199

See accompanying notes to the financial statements.

*                           Non-income producing security.

(a)                   Represents less than 0.05% of net assets.

(b)                   The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $306, collateralized in the form of cash with a value of $320 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)                    The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $320.

(d)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$355,263
Aggregate gross unrealized depreciation	(73,675)
Net unrealized appreciation	$281,588
Federal income tax cost	$1,358,193

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 3.3%
Arconic, Inc.	78	2,415
Boeing Co. (The)	107	39,181
General Dynamics Corp.	47	8,542
Huntington Ingalls Industries, Inc.	8	2,013
L3Harris Technologies, Inc.	45	9,049
Lockheed Martin Corp.	50	19,552
Northrop Grumman Corp.	32	11,257
Raytheon Co.	56	12,176
Textron, Inc.	47	2,173
TransDigm Group, Inc.	10	5,671
United Technologies Corp.	163	24,179
		136,208
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	27	2,075
Expeditors International of Washington, Inc.	35	2,617
FedEx Corp.	48	7,682
United Parcel Service, Inc., Class B	141	16,882
		29,256
Airlines - 0.5%
Alaska Air Group, Inc.	25	1,725
American Airlines Group, Inc.	80	2,299
Delta Air Lines, Inc.	117	6,706
Southwest Airlines Co.	98	5,649
United Airlines Holdings, Inc.*	44	4,083
		20,462
Auto Components - 0.2%
Aptiv plc	51	4,788
BorgWarner, Inc.	42	1,766
		6,554
Automobiles - 0.4%
Ford Motor Co.	791	7,167
General Motors Co.	252	9,072
Harley-Davidson, Inc.	32	1,164
		17,403
Banks - 7.3%
Bank of America Corp.	1,691	56,344
BB&T Corp.	154	8,427
Citigroup, Inc.	456	34,255
Citizens Financial Group, Inc.	90	3,461
Comerica, Inc.	30	2,112
Fifth Third Bancorp	147	4,438
First Republic Bank	34	3,737
Huntington Bancshares, Inc.	208	3,097
JPMorgan Chase & Co.	644	84,853
KeyCorp	201	3,897
M&T Bank Corp.	27	4,448
People’s United Financial, Inc.	84	1,386
PNC Financial Services Group, Inc. (The)	90	13,789
Regions Financial Corp.	201	3,345
SunTrust Banks, Inc.	89	6,305
SVB Financial Group*	10	2,317
US Bancorp	289	17,349
Wells Fargo & Co.	809	44,058
Zions Bancorp NA	36	1,792
		299,410
Beverages - 2.3%
Brown-Forman Corp., Class B	36	2,442
Coca-Cola Co. (The)	777	41,492
Constellation Brands, Inc., Class A	34	6,326
Molson Coors Brewing Co., Class B	36	1,817
Monster Beverage Corp.*	77	4,606
PepsiCo, Inc.	282	38,304
		94,987
Biotechnology - 2.7%
AbbVie, Inc.	299	26,231
Alexion Pharmaceuticals, Inc.*	45	5,127
Amgen, Inc.	121	28,401
Biogen, Inc.*	37	11,093
Gilead Sciences, Inc.	257	17,281
Incyte Corp.*	36	3,390
Regeneron Pharmaceuticals, Inc.*	16	5,904
Vertex Pharmaceuticals, Inc.*	51	11,309
		108,736
Building Products - 0.4%
Allegion plc	19	2,280
AO Smith Corp.	28	1,355
Fortune Brands Home & Security, Inc.	27	1,708
Johnson Controls International plc	161	6,896
Masco Corp.	58	2,700
		14,939
Capital Markets - 3.6%
Affiliated Managers Group, Inc.	10	854
Ameriprise Financial, Inc.	27	4,424
Bank of New York Mellon Corp. (The)	173	8,472
BlackRock, Inc.	23	11,383
Cboe Global Markets, Inc.	22	2,616
Charles Schwab Corp. (The)	235	11,633
CME Group, Inc.	72	14,597
E*TRADE Financial Corp.	48	2,126
Franklin Resources, Inc.	57	1,567
Goldman Sachs Group, Inc. (The)	65	14,388
Intercontinental Exchange, Inc.	113	10,641
Invesco Ltd.	78	1,370
MarketAxess Holdings, Inc.	8	3,231
Moody’s Corp.	33	7,480
Morgan Stanley	253	12,518
MSCI, Inc.	17	4,406
Nasdaq, Inc.	23	2,410
Northern Trust Corp.	43	4,611
Raymond James Financial, Inc.	25	2,245
S&P Global, Inc.	50	13,233
State Street Corp.	74	5,557
T. Rowe Price Group, Inc.	48	5,931
		145,693
Chemicals - 2.5%
Air Products & Chemicals, Inc.	44	10,399
Albemarle Corp.	21	1,373
Celanese Corp.	25	3,139
CF Industries Holdings, Inc.	44	2,033
Corteva, Inc.	151	3,929
Dow, Inc.	150	8,005
DuPont de Nemours, Inc.	150	9,722
Eastman Chemical Co.	28	2,194
Ecolab, Inc.	50	9,334
FMC Corp.	27	2,645
International Flavors & Fragrances, Inc.	21	2,966

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Linde plc	109	22,477
LyondellBasell Industries NV, Class A	52	4,812
Mosaic Co. (The)	71	1,353
PPG Industries, Inc.	48	6,184
Sherwin-Williams Co. (The)	16	9,330
		99,895
Commercial Services & Supplies - 0.5%
Cintas Corp.	16	4,113
Copart, Inc.*	41	3,649
Republic Services, Inc.	43	3,812
Rollins, Inc.	28	1,004
Waste Management, Inc.	78	8,807
		21,385
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	27	2,486
Quanta Services, Inc.	29	1,208
		3,694
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	13	3,489
Vulcan Materials Co.	27	3,831
		7,320
Consumer Finance - 0.9%
American Express Co.	138	16,576
Capital One Financial Corp.	95	9,501
Discover Financial Services	64	5,432
Synchrony Financial	124	4,639
		36,148
Containers & Packaging - 0.5%
Amcor plc	328	3,365
Avery Dennison Corp.	17	2,216
Ball Corp.	67	4,426
International Paper Co.	79	3,661
Packaging Corp. of America	19	2,126
Sealed Air Corp.	31	1,170
Westrock Co.	51	2,057
		19,021
Distributors - 0.1%
Genuine Parts Co.	29	3,027
LKQ Corp.*	62	2,187
		5,214
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	41	1,000

Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc., Class B*	397	87,459

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	1,475	55,135
CenturyLink, Inc.	197	2,855
Verizon Communications, Inc.	833	50,180
		108,170
Electric Utilities - 2.6%
Alliant Energy Corp.	47	2,491
American Electric Power Co., Inc.	99	9,044
Duke Energy Corp.	147	12,961
Edison International	72	4,975
Entergy Corp.	40	4,656
Evergy, Inc.	48	3,037
Eversource Energy	65	5,372
Exelon Corp.	196	8,702
FirstEnergy Corp.	109	5,198
NextEra Energy, Inc.	99	23,148
Pinnacle West Capital Corp.	22	1,923
PPL Corp.	146	4,968
Southern Co. (The)	211	13,080
Xcel Energy, Inc.	105	6,456
		106,011
Electrical Equipment - 0.6%
AMETEK, Inc.	46	4,554
Eaton Corp. plc	85	7,863
Emerson Electric Co.	123	9,085
Rockwell Automation, Inc.	23	4,504
		26,006
Energy Equipment & Services - 0.5%
Baker Hughes Co.	132	2,959
Halliburton Co.	176	3,694
Helmerich & Payne, Inc.	22	870
National Oilwell Varco, Inc.	78	1,759
Schlumberger Ltd.	278	10,064
TechnipFMC plc	85	1,601
		20,947
Entertainment - 2.5%
Activision Blizzard, Inc.	155	8,499
Electronic Arts, Inc.*	59	5,959
Netflix, Inc.*	89	28,005
Take-Two Interactive Software, Inc.*	23	2,791
Viacom, Inc., Class B	71	1,709
Walt Disney Co. (The)	363	55,023
		101,986
Equity Real Estate Investment Trusts (REITs) - 3.8%
Alexandria Real Estate Equities, Inc.	23	3,738
American Tower Corp.	90	19,263
Apartment Investment & Management Co., Class A	29	1,559
AvalonBay Communities, Inc.	28	6,004
Boston Properties, Inc.	29	4,018
Crown Castle International Corp.	84	11,227
Digital Realty Trust, Inc.	42	5,080
Duke Realty Corp.	72	2,533
Equinix, Inc.	17	9,636
Equity Residential	70	5,957
Essex Property Trust, Inc.	13	4,058
Extra Space Storage, Inc.	26	2,757
Federal Realty Investment Trust	14	1,849
Healthpeak Properties, Inc.	99	3,453
Host Hotels & Resorts, Inc.	147	2,571
Iron Mountain, Inc.	58	1,863
Kimco Realty Corp.	85	1,838
Macerich Co. (The)	22	593
Mid-America Apartment Communities, Inc.	23	3,131
Prologis, Inc.	127	11,627
Public Storage	30	6,320
Realty Income Corp.	64	4,904
Regency Centers Corp.	34	2,211
SBA Communications Corp.	23	5,439
Simon Property Group, Inc.	62	9,375
SL Green Realty Corp.	16	1,365
UDR, Inc.	59	2,835
Ventas, Inc.	75	4,373
Vornado Realty Trust	32	2,066
Welltower, Inc.	82	6,935

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Weyerhaeuser Co.	150	4,427
		153,005
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	89	26,683
Kroger Co. (The)	161	4,402
Sysco Corp.	104	8,377
Walgreens Boots Alliance, Inc.	153	9,119
Walmart, Inc.	287	34,179
		82,760
Food Products - 1.5%
Archer-Daniels-Midland Co.	112	4,808
Campbell Soup Co.	34	1,583
Conagra Brands, Inc.	98	2,829
General Mills, Inc.	121	6,452
Hershey Co. (The)	30	4,445
Hormel Foods Corp.	56	2,494
JM Smucker Co. (The)	23	2,417
Kellogg Co.	50	3,256
Kraft Heinz Co. (The)	126	3,843
Lamb Weston Holdings, Inc.	29	2,435
McCormick & Co., Inc. (Non-Voting)	25	4,231
Mondelez International, Inc., Class A	291	15,289
Tyson Foods, Inc., Class A	59	5,304
		59,386
Gas Utilities - 0.1%
Atmos Energy Corp.	23	2,460

Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	357	30,506
ABIOMED, Inc.*	9	1,766
Align Technology, Inc.*	15	4,160
Baxter International, Inc.	103	8,443
Becton Dickinson and Co.	55	14,217
Boston Scientific Corp.*	281	12,153
Cooper Cos., Inc. (The)	10	3,131
Danaher Corp.	128	18,685
DENTSPLY SIRONA, Inc.	44	2,488
Edwards Lifesciences Corp.*	42	10,287
Hologic, Inc.*	54	2,771
IDEXX Laboratories, Inc.*	17	4,277
Intuitive Surgical, Inc.*	23	13,637
Medtronic plc	271	30,187
ResMed, Inc.	29	4,338
Stryker Corp.	64	13,111
Teleflex, Inc.	9	3,180
Varian Medical Systems, Inc.*	19	2,541
Zimmer Biomet Holdings, Inc.	42	6,102
		185,980
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.	30	2,637
Anthem, Inc.	51	14,722
Cardinal Health, Inc.	60	3,302
Centene Corp.*	83	5,019
Cigna Corp.	76	15,194
CVS Health Corp.	264	19,871
DaVita, Inc.*	18	1,292
HCA Healthcare, Inc.	54	7,487
Henry Schein, Inc.*	30	2,067
Humana, Inc.	27	9,213
Laboratory Corp. of America Holdings*	20	3,446
McKesson Corp.	37	5,352
Quest Diagnostics, Inc.	27	2,877
UnitedHealth Group, Inc.	191	53,455
Universal Health Services, Inc., Class B	16	2,232
WellCare Health Plans, Inc.*	10	3,221
		151,387
Health Care Technology - 0.1%
Cerner Corp.	64	4,582

Hotels, Restaurants & Leisure - 2.4%
Carnival Corp.	81	3,651
Chipotle Mexican Grill, Inc.*	5	4,070
Darden Restaurants, Inc.	25	2,961
Hilton Worldwide Holdings, Inc.	58	6,090
Las Vegas Sands Corp.	68	4,267
Marriott International, Inc., Class A	55	7,720
McDonald’s Corp.	153	29,755
MGM Resorts International	105	3,355
Norwegian Cruise Line Holdings Ltd.*	42	2,253
Royal Caribbean Cruises Ltd.	35	4,201
Starbucks Corp.	243	20,759
Wynn Resorts Ltd.	20	2,417
Yum! Brands, Inc.	62	6,242
		97,741
Household Durables - 0.5%
DR Horton, Inc.	68	3,764
Garmin Ltd.	29	2,833
Leggett & Platt, Inc.	26	1,360
Lennar Corp., Class A	56	3,340
Mohawk Industries, Inc.*	12	1,673
Newell Brands, Inc.	77	1,480
NVR, Inc.*	1	3,792
PulteGroup, Inc.	52	2,062
Whirlpool Corp.	13	1,860
		22,164
Household Products - 2.2%
Church & Dwight Co., Inc.	50	3,512
Clorox Co. (The)	26	3,854
Colgate-Palmolive Co.	173	11,733
Kimberly-Clark Corp.	70	9,544
Procter & Gamble Co. (The)	505	61,640
		90,283
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	134	2,534
NRG Energy, Inc.	51	2,026
		4,560
Industrial Conglomerates - 1.8%
3M Co.	116	19,693
General Electric Co.	1,761	19,846
Honeywell International, Inc.	145	25,890
Roper Technologies, Inc.	21	7,568
		72,997
Insurance - 3.0%
Aflac, Inc.	149	8,171
Allstate Corp. (The)	66	7,349
American International Group, Inc.	175	9,216
Aon plc	48	9,773
Arthur J Gallagher & Co.	37	3,451
Assurant, Inc.	13	1,727
Chubb Ltd.	92	13,936
Cincinnati Financial Corp.	30	3,212

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Everest Re Group Ltd.	8	2,170
Globe Life, Inc.	20	2,055
Hartford Financial Services Group, Inc. (The)	72	4,454
Lincoln National Corp.	41	2,421
Loews Corp.	52	2,647
Marsh & McLennan Cos., Inc.	103	11,131
MetLife, Inc.	161	8,036
Principal Financial Group, Inc.	51	2,810
Progressive Corp. (The)	118	8,620
Prudential Financial, Inc.	82	7,677
Travelers Cos., Inc. (The)	54	7,383
Unum Group	42	1,291
Willis Towers Watson plc	26	5,107
		122,637
Interactive Media & Services - 6.4%
Alphabet, Inc., Class A*	61	79,550
Alphabet, Inc., Class C*	61	79,603
Facebook, Inc., Class A*	485	97,795
TripAdvisor, Inc.	21	596
Twitter, Inc.*	156	4,822
		262,366
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc.*	84	151,267
Booking Holdings, Inc.*	8	15,232
eBay, Inc.	159	5,648
Expedia Group, Inc.	28	2,847
		174,994
Leisure Products - 0.1%
Hasbro, Inc.	26	2,644

Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	63	5,089
Illumina, Inc.*	29	9,302
IQVIA Holdings, Inc.*	37	5,401
Mettler-Toledo International, Inc.*	5	3,597
PerkinElmer, Inc.	22	2,044
Thermo Fisher Scientific, Inc.	81	25,430
Waters Corp.*	14	3,109
		53,972
Machinery - 2.1%
Caterpillar, Inc.	113	16,354
Cummins, Inc.	32	5,852
Deere & Co.	63	10,587
Dover Corp.	29	3,233
Flowserve Corp.	27	1,315
Fortive Corp.	60	4,330
IDEX Corp.	15	2,441
Illinois Tool Works, Inc.	59	10,285
Ingersoll-Rand plc	49	6,424
PACCAR, Inc.	70	5,696
Parker-Hannifin Corp.	26	5,169
Pentair plc	34	1,508
Snap-on, Inc.	12	1,926
Stanley Black & Decker, Inc.	30	4,732
Westinghouse Air Brake Technologies Corp.	36	2,829
Xylem, Inc.	36	2,790
		85,471
Media - 1.8%
CBS Corp. (Non-Voting), Class B	66	2,665
Charter Communications, Inc., Class A*	33	15,510
Comcast Corp., Class A	914	40,353
Discovery, Inc., Class A*	32	1,054
Discovery, Inc., Class C*	70	2,137
DISH Network Corp., Class A*	49	1,674
Fox Corp., Class A	71	2,539
Fox Corp., Class B	33	1,155
Interpublic Group of Cos., Inc. (The)	78	1,747
News Corp., Class A	78	1,005
News Corp., Class B	25	328
Omnicom Group, Inc.	44	3,497
		73,664
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	293	3,334
Newmont Goldcorp Corp.	166	6,374
Nucor Corp.	60	3,382
		13,090
Multiline Retail - 0.7%
Dollar General Corp.	51	8,025
Dollar Tree, Inc.*	48	4,390
Kohl’s Corp.	33	1,551
Macy’s, Inc.(b)	62	950
Nordstrom, Inc.	21	802
Target Corp.	103	12,876
		28,594
Multi-Utilities - 1.4%
Ameren Corp.	50	3,716
CenterPoint Energy, Inc.	101	2,481
CMS Energy Corp.	57	3,494
Consolidated Edison, Inc.	67	5,822
Dominion Energy, Inc.	165	13,713
DTE Energy Co.	37	4,623
NiSource, Inc.	76	2,010
Public Service Enterprise Group, Inc.	101	5,990
Sempra Energy	55	8,100
WEC Energy Group, Inc.	64	5,674
		55,623
Oil, Gas & Consumable Fuels - 5.0%
Apache Corp.	76	1,693
Cabot Oil & Gas Corp.	84	1,339
Chevron Corp.	383	44,861
Cimarex Energy Co.	21	965
Concho Resources, Inc.	41	2,975
ConocoPhillips	224	13,427
Devon Energy Corp.	82	1,795
Diamondback Energy, Inc.	33	2,552
EOG Resources, Inc.	117	8,295
Exxon Mobil Corp.	854	58,183
Hess Corp.	52	3,229
HollyFrontier Corp.	29	1,495
Kinder Morgan, Inc.	393	7,707
Marathon Oil Corp.	162	1,887
Marathon Petroleum Corp.	133	8,065
Noble Energy, Inc.	97	2,014
Occidental Petroleum Corp.	181	6,981
ONEOK, Inc.	83	5,897
Phillips 66	91	10,439
Pioneer Natural Resources Co.	34	4,347
Valero Energy Corp.	84	8,021
Williams Cos., Inc. (The)	244	5,544
		201,711

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Personal Products - 0.2%
Coty, Inc., Class A	59	681
Estee Lauder Cos., Inc. (The), Class A	44	8,601
		9,282
Pharmaceuticals - 5.8%
Allergan plc	66	12,206
Bristol-Myers Squibb Co.	474	26,990
Eli Lilly & Co.	171	20,067
Johnson & Johnson	532	73,145
Merck & Co., Inc.	517	45,072
Mylan NV*	104	1,953
Perrigo Co. plc	28	1,434
Pfizer, Inc.	1,114	42,911
Zoetis, Inc.	97	11,690
		235,468
Professional Services - 0.4%
Equifax, Inc.	24	3,351
IHS Markit Ltd.*	80	5,812
Nielsen Holdings plc	71	1,388
Robert Half International, Inc.	22	1,281
Verisk Analytics, Inc.	33	4,867
		16,699
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	68	3,877

Road & Rail - 1.3%
CSX Corp.	161	11,518
JB Hunt Transport Services, Inc.	17	1,965
Kansas City Southern	20	3,048
Norfolk Southern Corp.	54	10,449
Union Pacific Corp.	142	24,991
		51,971
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	14	2,199
AutoZone, Inc.*	5	5,890
Best Buy Co., Inc.	47	3,790
CarMax, Inc.*	34	3,307
Gap, Inc. (The)	43	714
Home Depot, Inc. (The)	220	48,512
L Brands, Inc.	47	900
Lowe’s Cos., Inc.	155	18,183
O’Reilly Automotive, Inc.*	15	6,634
Ross Stores, Inc.	74	8,595
Tiffany & Co.	22	2,944
TJX Cos., Inc. (The)	244	14,916
Tractor Supply Co.	24	2,266
Ulta Beauty, Inc.*	12	2,806
		121,656
Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd.*	30	1,114
Hanesbrands, Inc.	73	1,100
NIKE, Inc., Class B	252	23,560
PVH Corp.	15	1,454
Ralph Lauren Corp.	10	1,073
Tapestry, Inc.	58	1,560
Under Armour, Inc., Class A*	38	718
Under Armour, Inc., Class C*	40	692
VF Corp.	65	5,755
		37,026
Tobacco - 1.1%
Altria Group, Inc.	376	18,687
Philip Morris International, Inc.	314	26,040
		44,727
Trading Companies & Distributors - 0.2%
Fastenal Co.	116	4,120
United Rentals, Inc.*	15	2,296
WW Grainger, Inc.	9	2,853
		9,269
Water Utilities - 0.1%
American Water Works Co., Inc.	36	4,357

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	64	5,027

TOTAL COMMON STOCKS (Cost $3,862,918)		4,059,334

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $880)	880	880

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $11,176 (Cost $11,175)	11,175	11,175

Total Investments - 99.9% (Cost $3,874,973)		4,071,389
Other Assets Less Liabilities - 0.1%		5,661
Net Assets - 100.0%		4,077,050

See accompanying notes to the financial statements.

*                           Non-income producing security.

(a)                   Represents less than 0.05% of net assets.

(b)                   The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $843, collateralized in the form of cash with a value of $880 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)                    The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $880.

(d)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$334,060
Aggregate gross unrealized depreciation	(152,918)
Net unrealized appreciation	$181,142
Federal income tax cost	$3,890,247

See accompanying notes to the financial statements.

Ultra Financials

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 78.0%

Banks - 22.2%
Associated Banc-Corp.	18,002	385,963
BancorpSouth Bank	10,393	323,222
Bank of America Corp.	930,221	30,994,964
Bank of Hawaii Corp.	4,509	406,306
Bank OZK	13,416	398,187
BankUnited, Inc.	10,547	369,778
BB&T Corp.	85,041	4,653,443
BOK Financial Corp.	3,555	296,274
Cathay General Bancorp	8,420	310,024
CIT Group, Inc.	10,515	478,643
Citigroup, Inc.	250,789	18,839,270
Citizens Financial Group, Inc.	49,627	1,908,654
Comerica, Inc.	16,581	1,167,468
Commerce Bancshares, Inc.	10,967	735,118
Cullen/Frost Bankers, Inc.	6,330	592,235
East West Bancorp, Inc.	16,139	739,489
Fifth Third Bancorp	81,083	2,447,896
First Citizens BancShares, Inc., Class A	961	499,528
First Financial Bankshares, Inc.	15,079	521,281
First Hawaiian, Inc.	14,803	422,478
First Horizon National Corp.	34,684	557,719
First Republic Bank	18,668	2,051,613
FNB Corp.	36,066	447,940
Fulton Financial Corp.	18,454	316,671
Glacier Bancorp, Inc.	9,505	416,794
Hancock Whitney Corp.	10,065	408,740
Home BancShares, Inc.	17,291	325,417
Huntington Bancshares, Inc.	115,197	1,715,283
IBERIABANK Corp.	5,846	426,700
International Bancshares Corp.	6,415	272,124
Investors Bancorp, Inc.	24,884	300,101
JPMorgan Chase & Co.	354,851	46,755,168
KeyCorp	111,366	2,159,387
M&T Bank Corp.	14,833	2,443,588
PacWest Bancorp	13,119	488,552
People’s United Financial, Inc.	44,066	727,089
Pinnacle Financial Partners, Inc.	8,026	492,957
PNC Financial Services Group, Inc. (The)	49,422	7,571,945
Popular, Inc.	10,731	593,532
Prosperity Bancshares, Inc.	7,548	530,247
Regions Financial Corp.	110,753	1,842,930
Signature Bank	6,080	750,029
Sterling Bancorp	22,777	465,106
SunTrust Banks, Inc.	49,281	3,491,066
SVB Financial Group*	5,717	1,324,800
Synovus Financial Corp.	17,125	652,291
TCF Financial Corp.	17,037	723,902
Texas Capital Bancshares, Inc.*	5,584	322,755
Trustmark Corp.	7,151	245,708
UMB Financial Corp.	4,794	322,492
Umpqua Holdings Corp.	24,446	400,181
United Bankshares, Inc.	11,305	428,120
US Bancorp	159,174	9,555,215
Webster Financial Corp.	10,234	498,293
Wells Fargo & Co.	445,061	24,238,022
Western Alliance Bancorp	10,580	551,853
Wintrust Financial Corp.	6,292	427,290
Zions Bancorp NA	19,640	977,679
		182,709,520
Capital Markets - 11.3%
Affiliated Managers Group, Inc.	5,617	479,523
Ameriprise Financial, Inc.	14,528	2,380,703
Bank of New York Mellon Corp. (The)	95,217	4,662,776
BlackRock, Inc.	13,048	6,457,586
Blackstone Group, Inc. (The), Class A	73,413	3,980,453
Cboe Global Markets, Inc.	12,394	1,473,647
Charles Schwab Corp. (The)	129,130	6,391,935
CME Group, Inc.	39,746	8,057,706
E*TRADE Financial Corp.	26,679	1,181,880
Eaton Vance Corp.	12,545	591,748
Evercore, Inc., Class A	4,430	342,793
FactSet Research Systems, Inc.	4,245	1,102,214
Federated Investors, Inc., Class B	10,671	357,692
Franklin Resources, Inc.	31,314	860,822
Goldman Sachs Group, Inc. (The)	35,936	7,954,434
Interactive Brokers Group, Inc., Class A	8,515	412,296
Intercontinental Exchange, Inc.	62,210	5,858,316
Invesco Ltd.	42,758	750,830
Janus Henderson Group plc	17,652	448,361
Lazard Ltd., Class A	14,402	556,493
Legg Mason, Inc.	9,048	353,596
LPL Financial Holdings, Inc.	9,137	843,802
MarketAxess Holdings, Inc.	4,188	1,691,198
Moody’s Corp.	18,064	4,094,567
Morgan Stanley	139,428	6,898,897
Morningstar, Inc.	2,277	357,717
MSCI, Inc.	9,402	2,436,904
Nasdaq, Inc.	12,802	1,341,650
Northern Trust Corp.	23,853	2,557,996
Raymond James Financial, Inc.	13,716	1,231,971
S&P Global, Inc.	27,340	7,235,531
SEI Investments Co.	14,076	908,324
State Street Corp.	41,358	3,105,986
Stifel Financial Corp.	7,727	483,092
T. Rowe Price Group, Inc.	26,150	3,231,094
TD Ameritrade Holding Corp.	29,830	1,546,089
Tradeweb Markets, Inc., Class A	5,034	225,171
Virtu Financial, Inc., Class A(b)	8,210	136,286
		92,982,079
Consumer Finance - 2.9%
Ally Financial, Inc.	43,337	1,379,850
American Express Co.	75,516	9,070,982
Capital One Financial Corp.	52,208	5,221,322
Credit Acceptance Corp.*	1,544	664,630
Discover Financial Services	35,326	2,998,117
FirstCash, Inc.	4,769	385,526
Green Dot Corp., Class A*	5,292	125,738
Navient Corp.	22,514	323,076
OneMain Holdings, Inc.	8,464	364,714
Santander Consumer USA Holdings, Inc.	11,527	271,461
SLM Corp.	47,349	403,887
Synchrony Financial	67,754	2,534,677
		23,743,980
Diversified Financial Services - 6.1%
AXA Equitable Holdings, Inc.	49,105	1,214,858
Berkshire Hathaway, Inc., Class B*	217,654	47,949,176

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Voya Financial, Inc.	15,583	908,177
		50,072,211
Equity Real Estate Investment Trusts (REITs) - 15.3%
Acadia Realty Trust	9,375	252,000
Alexandria Real Estate Equities, Inc.	12,586	2,045,477
American Campus Communities, Inc.	15,252	732,706
American Homes 4 Rent, Class A	28,285	755,492
American Tower Corp.	49,137	10,516,792
Americold Realty Trust	21,272	800,253
Apartment Investment & Management Co., Class A	16,529	888,764
Apple Hospitality REIT, Inc.	23,359	379,817
AvalonBay Communities, Inc.	15,502	3,323,784
Boston Properties, Inc.	15,956	2,210,544
Brandywine Realty Trust	19,560	301,811
Brixmor Property Group, Inc.	33,065	725,446
Camden Property Trust	10,753	1,199,497
Colony Capital, Inc.	54,058	263,803
Columbia Property Trust, Inc.	12,978	269,423
CoreCivic, Inc.	13,221	200,298
CoreSite Realty Corp.	4,095	464,332
Corporate Office Properties Trust	12,426	362,591
Cousins Properties, Inc.	16,291	659,623
Crown Castle International Corp.	46,149	6,168,275
CubeSmart	21,365	658,897
CyrusOne, Inc.	12,561	782,550
DiamondRock Hospitality Co.	22,219	228,856
Digital Realty Trust, Inc.	23,127	2,797,211
Douglas Emmett, Inc.	18,287	805,908
Duke Realty Corp.	40,122	1,411,492
EastGroup Properties, Inc.	4,173	568,321
EPR Properties	8,608	610,479
Equinix, Inc.	9,417	5,338,027
Equity Commonwealth	13,537	444,691
Equity LifeStyle Properties, Inc.	20,205	1,496,786
Equity Residential	38,691	3,292,604
Essex Property Trust, Inc.	7,294	2,277,041
Extra Space Storage, Inc.	14,267	1,513,015
Federal Realty Investment Trust	7,732	1,021,165
First Industrial Realty Trust, Inc.	14,043	597,951
Gaming and Leisure Properties, Inc.	22,641	955,450
GEO Group, Inc. (The)	13,459	186,542
Healthcare Realty Trust, Inc.	14,344	476,077
Healthcare Trust of America, Inc., Class A	22,772	691,130
Healthpeak Properties, Inc.	54,516	1,901,518
Highwoods Properties, Inc.	11,518	559,199
Host Hotels & Resorts, Inc.	81,017	1,416,987
Hudson Pacific Properties, Inc.	17,134	613,397
Invitation Homes, Inc.	59,644	1,820,931
Iron Mountain, Inc.	31,867	1,023,568
JBG SMITH Properties	13,098	522,348
Kilroy Realty Corp.	10,307	857,955
Kimco Realty Corp.	46,851	1,012,919
Lamar Advertising Co., Class A	9,537	795,672
Lexington Realty Trust	27,496	304,656
Liberty Property Trust	17,514	1,079,213
Life Storage, Inc.	5,181	567,423
Macerich Co. (The)	12,233	329,435
Mack-Cali Realty Corp.	10,037	214,691
Medical Properties Trust, Inc.	49,542	1,028,492
Mid-America Apartment Communities, Inc.	12,657	1,722,744
National Health Investors, Inc.	4,813	389,805
National Retail Properties, Inc.	19,055	1,062,126
Omega Healthcare Investors, Inc.	24,036	1,010,233
Outfront Media, Inc.	15,910	397,432
Paramount Group, Inc.	22,349	303,723
Park Hotels & Resorts, Inc.	26,610	629,327
Pebblebrook Hotel Trust	14,501	379,926
Physicians Realty Trust	20,572	394,777
Piedmont Office Realty Trust, Inc., Class A	13,951	308,596
PotlatchDeltic Corp.	7,460	323,988
Prologis, Inc.	70,059	6,413,902
PS Business Parks, Inc.	2,218	391,677
Public Storage	16,665	3,510,982
Rayonier, Inc.	14,389	440,735
Realty Income Corp.	35,325	2,706,955
Regency Centers Corp.	18,604	1,210,004
Retail Properties of America, Inc., Class A	23,713	337,436
Rexford Industrial Realty, Inc.	12,183	583,078
RLJ Lodging Trust	19,111	326,607
Ryman Hospitality Properties, Inc.	5,706	509,146
Sabra Health Care REIT, Inc.	21,035	468,660
SBA Communications Corp.	12,551	2,967,935
Senior Housing Properties Trust	26,390	193,175
Service Properties Trust	18,255	425,159
Simon Property Group, Inc.	34,189	5,169,719
SITE Centers Corp.	15,394	223,059
SL Green Realty Corp.	9,149	780,684
Spirit Realty Capital, Inc.	10,006	524,314
STORE Capital Corp.	23,330	949,764
Sun Communities, Inc.	10,061	1,657,147
Sunstone Hotel Investors, Inc.	24,965	349,510
Taubman Centers, Inc.	6,793	220,637
UDR, Inc.	32,507	1,561,961
Urban Edge Properties	12,782	264,971
Ventas, Inc.	41,358	2,411,585
VEREIT, Inc.	107,574	1,049,922
VICI Properties, Inc.	51,173	1,265,508
Vornado Realty Trust	17,578	1,135,012
Washington REIT	8,890	276,212
Weingarten Realty Investors	13,423	427,388
Welltower, Inc.	44,978	3,803,790
Weyerhaeuser Co.	82,690	2,440,182
WP Carey, Inc.	18,952	1,580,976
Xenia Hotels & Resorts, Inc.	12,507	263,397
		126,487,191
Insurance - 10.6%
Aflac, Inc.	82,186	4,507,080
Alleghany Corp.*	1,606	1,252,744
Allstate Corp. (The)	36,543	4,069,063
American Financial Group, Inc.	8,284	908,838
American International Group, Inc.	96,559	5,084,797
Aon plc	26,182	5,330,917
Arch Capital Group Ltd.*	44,956	1,886,803
Arthur J Gallagher & Co.	20,650	1,926,026
Assurant, Inc.	6,784	901,390
Assured Guaranty Ltd.	10,960	544,164
Athene Holding Ltd., Class A*	13,398	603,178
Axis Capital Holdings Ltd.	9,316	551,321
Brighthouse Financial, Inc.*	12,365	508,943
Brown & Brown, Inc.	25,917	978,108

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Chubb Ltd.	50,586	7,662,767
Cincinnati Financial Corp.	16,856	1,804,435
CNA Financial Corp.	3,011	134,652
CNO Financial Group, Inc.	17,319	313,820
Enstar Group Ltd.*	1,643	335,517
Erie Indemnity Co., Class A	2,051	347,234
Everest Re Group Ltd.	4,522	1,226,638
Fidelity National Financial, Inc.	30,470	1,451,286
First American Financial Corp.	12,444	791,687
Genworth Financial, Inc., Class A*	55,875	221,265
Globe Life, Inc.	11,141	1,144,849
Hanover Insurance Group, Inc. (The)	4,393	597,140
Hartford Financial Services Group, Inc. (The)	40,149	2,483,617
Kemper Corp.	6,954	514,040
Lincoln National Corp.	22,218	1,311,973
Loews Corp.	28,868	1,469,381
Markel Corp.*	1,534	1,741,934
Marsh & McLennan Cos., Inc.	56,190	6,072,453
Mercury General Corp.	3,008	147,332
MetLife, Inc.	88,350	4,409,549
Old Republic International Corp.	31,636	713,708
Primerica, Inc.	4,652	622,624
Principal Financial Group, Inc.	28,777	1,585,613
ProAssurance Corp.	5,963	224,209
Progressive Corp. (The)	64,896	4,740,653
Prudential Financial, Inc.	44,618	4,177,137
Reinsurance Group of America, Inc.	6,970	1,153,256
RenaissanceRe Holdings Ltd.	4,904	923,570
RLI Corp.	4,429	404,678
Selective Insurance Group, Inc.	6,591	436,456
Travelers Cos., Inc. (The)	28,904	3,951,755
Unum Group	23,161	711,969
White Mountains Insurance Group Ltd.	341	377,460
Willis Towers Watson plc	14,314	2,811,842
WR Berkley Corp.	16,064	1,092,352
		87,162,223
IT Services - 7.8%
Mastercard, Inc., Class A	99,098	28,959,409
Visa, Inc., Class A	191,696	35,369,829
		64,329,238
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AGNC Investment Corp.	60,809	1,053,212
Annaly Capital Management, Inc.	161,637	1,508,073
Blackstone Mortgage Trust, Inc., Class A	14,906	546,007
Chimera Investment Corp.	20,772	423,126
Invesco Mortgage Capital, Inc.	15,846	257,339
MFA Financial, Inc.	50,014	383,107
New Residential Investment Corp.	46,122	714,891
Starwood Property Trust, Inc.	31,248	765,576
Two Harbors Investment Corp.	30,288	440,387
		6,091,718
Professional Services - 0.3%
CoStar Group, Inc.*	4,055	2,485,147

Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A*	37,352	2,129,811
Howard Hughes Corp. (The)*	4,790	528,864
Jones Lang LaSalle, Inc.	5,715	950,576
		3,609,251
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	15,699	222,612
Essent Group Ltd.	10,921	596,833
LendingTree, Inc.*(b)	856	308,614
MGIC Investment Corp.	39,311	566,471
New York Community Bancorp, Inc.	51,875	618,350
Radian Group, Inc.	22,564	583,054
TFS Financial Corp.	5,595	113,522
Washington Federal, Inc.	8,812	324,370
		3,333,826
TOTAL COMMON STOCKS (Cost $479,273,791)		643,006,384

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $123,766)	123,766	123,766

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 17.4%

REPURCHASE AGREEMENTS(e) - 17.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $142,918,195 (Cost $142,899,256)	142,899,256	142,899,256

Total Investments - 95.4% (Cost $622,296,813)		786,029,406
Other Assets Less Liabilities - 4.6%		37,594,326
Net Assets - 100.0%		823,623,732

See accompanying notes to the financial statements.

*                           Non-income producing security.

(a)                   All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $215,781,355.

(b)                   The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $347,989, collateralized in the form of cash with a value of $123,766 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $243,369 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.75%, and maturity dates ranging from December 5, 2019 – May 15, 2049; a total value of $367,135.

(c)                    The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $123,766.

(d)                   Represents less than 0.05% of net assets.

(e)                    The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$215,163,520
Aggregate gross unrealized depreciation	(17,978,896)
Net unrealized appreciation	$197,184,624
Federal income tax cost	$623,433,806

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Financials had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
72,607,842	12/7/2020	Bank of America NA	2.26%	iShares® U.S. Financials ETF	1,365,832
78,713,565	11/6/2020	Bank of America NA	2.31%	Dow Jones U.S. FinancialsSM Index(6)	9,845,113
151,321,407					11,210,945	(11,210,945)	—	—
145,003,905	2/8/2021	BNP Paribas SA	2.31%	Dow Jones U.S. FinancialsSM Index(6)	10,422,596	(10,422,596)	—	—

182,742,863	11/6/2020	Citibank NA	2.29%	Dow Jones U.S. FinancialsSM Index(6)	3,311,684	—	(3,311,684)	—

13,476,282	12/7/2020	Credit Suisse International	2.06%	Dow Jones U.S. FinancialsSM Index(6)	121,798	—	—	121,798

65,094,957	12/7/2020	Goldman Sachs International	2.09%	Dow Jones U.S. FinancialsSM Index(6)	1,213,002
124,561,884	12/7/2020	Goldman Sachs International	2.09%	iShares® U.S. Financials ETF	2,114,047
189,656,841					3,327,049	(3,327,049)	—	—
2,080,868	1/6/2021	Morgan Stanley & Co. International plc	2.36%	Dow Jones U.S. FinancialsSM Index(6)	38,506
4,490,407	12/7/2020	Morgan Stanley & Co. International plc	1.96%	iShares® U.S. Financials ETF	363,835
6,571,275					402,341	(329,000)	—	73,341
135,805,719	1/6/2021	Societe Generale	2.41%	Dow Jones U.S. FinancialsSM Index(6)	2,415,607	(2,415,607)	—	—

179,864,128	11/8/2021	UBS AG	2.41%	Dow Jones U.S. FinancialsSM Index(6)	3,377,004	(3,377,004)	—	—

1,004,442,420					34,589,024
				Total Unrealized Appreciation	34,589,024

(1)              The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)              Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)              Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)              The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)              Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)              See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

Ultra Industrials

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 73.7%

Aerospace & Defense - 14.4%
Arconic, Inc.	1,633	50,558
Axon Enterprise, Inc.*	250	18,450
Boeing Co. (The)	2,254	825,370
BWX Technologies, Inc.	401	24,112
Curtiss-Wright Corp.	180	24,716
General Dynamics Corp.	986	179,196
HEICO Corp.	170	22,081
HEICO Corp., Class A	304	30,534
Hexcel Corp.	359	28,587
Huntington Ingalls Industries, Inc.	174	43,791
L3Harris Technologies, Inc.	941	189,226
Lockheed Martin Corp.	1,047	409,408
Mercury Systems, Inc.*	234	17,140
Moog, Inc., Class A	137	11,764
Northrop Grumman Corp.	663	233,223
Raytheon Co.	1,174	255,251
Spirit AeroSystems Holdings, Inc., Class A	436	37,928
Teledyne Technologies, Inc.*	153	52,324
Textron, Inc.	970	44,853
TransDigm Group, Inc.	209	118,524
United Technologies Corp.	3,419	507,174
		3,124,210
Air Freight & Logistics - 3.0%
CH Robinson Worldwide, Inc.	571	43,881
Expeditors International of Washington, Inc.	720	53,827
FedEx Corp.	1,012	161,971
United Parcel Service, Inc., Class B	2,944	352,485
XPO Logistics, Inc.*	389	32,167
		644,331
Building Products - 2.0%
Allegion plc	394	47,292
AO Smith Corp.	583	28,217
Armstrong World Industries, Inc.	205	19,684
Fortune Brands Home & Security, Inc.	590	37,323
Johnson Controls International plc	3,354	143,652
Lennox International, Inc.	149	38,122
Masco Corp.	1,220	56,791
Owens Corning	459	30,781
Resideo Technologies, Inc.*	517	5,056
Trex Co., Inc.*	246	21,171
		428,089
Chemicals - 0.9%
Sherwin-Williams Co. (The)	346	201,763

Commercial Services & Supplies - 2.2%
ADT, Inc.(b)	437	4,038
Brink’s Co. (The)	211	19,623
Cintas Corp.	350	89,971
Clean Harbors, Inc.*	217	17,935
Covanta Holding Corp.	493	7,252
Deluxe Corp.	181	9,245
MSA Safety, Inc.	150	18,589
Republic Services, Inc.	892	79,076
Stericycle, Inc.*	384	24,123
Tetra Tech, Inc.	230	20,307
Waste Management, Inc.	1,645	185,737
		475,896
Construction & Engineering - 0.8%
AECOM*	665	28,815
EMCOR Group, Inc.	237	21,076
Fluor Corp.	590	10,290
Jacobs Engineering Group, Inc.	571	52,583
MasTec, Inc.*	254	16,850
Quanta Services, Inc.	599	24,942
Valmont Industries, Inc.	91	13,026
		167,582
Construction Materials - 0.8%
Eagle Materials, Inc.	177	16,289
Martin Marietta Materials, Inc.	263	70,589
Summit Materials, Inc., Class A*	472	11,267
Vulcan Materials Co.	558	79,164
		177,309
Containers & Packaging - 2.6%
Amcor plc	6,847	70,250
AptarGroup, Inc.	270	30,273
Avery Dennison Corp.	355	46,281
Ball Corp.	1,399	92,418
Berry Global Group, Inc.*	557	26,006
Crown Holdings, Inc.*	571	43,339
Graphic Packaging Holding Co.	1,239	20,159
International Paper Co.	1,656	76,739
Owens-Illinois, Inc.	655	6,471
Packaging Corp. of America	399	44,648
Sealed Air Corp.	651	24,562
Silgan Holdings, Inc.	328	10,106
Sonoco Products Co.	422	25,544
Westrock Co.	1,085	43,758
		560,554
Electrical Equipment - 3.3%
Acuity Brands, Inc.	168	21,971
AMETEK, Inc.	962	95,248
Eaton Corp. plc	1,770	163,725
Emerson Electric Co.	2,592	191,445
EnerSys	179	12,560
Generac Holdings, Inc.*	263	25,905
GrafTech International Ltd.	258	3,635
Hubbell, Inc.	229	33,668
nVent Electric plc	656	16,210
Regal Beloit Corp.	177	14,466
Rockwell Automation, Inc.	493	96,549
Sensata Technologies Holding plc*	679	34,962
		710,344
Electronic Equipment, Instruments & Components - 3.7%
Amphenol Corp., Class A	1,254	130,416
Anixter International, Inc.*	127	10,902
Arrow Electronics, Inc.*	350	27,874
Avnet, Inc.	437	17,764
Belden, Inc.	163	8,760
Cognex Corp.	719	36,079
Coherent, Inc.*	101	15,237
Corning, Inc.	3,291	95,571
Dolby Laboratories, Inc., Class A	272	18,735
FLIR Systems, Inc.	572	30,636
IPG Photonics Corp.*	150	21,313
Itron, Inc.*	148	11,852
Jabil, Inc.	587	22,799
Keysight Technologies, Inc.*	790	84,554
Littelfuse, Inc.	104	18,867

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
National Instruments Corp.	500	21,060
TE Connectivity Ltd.	1,416	131,277
Trimble, Inc.*	1,061	43,002
Vishay Intertechnology, Inc.	558	11,099
Zebra Technologies Corp., Class A*	228	57,214
		815,011
Industrial Conglomerates - 7.2%
3M Co.	2,425	411,692
Carlisle Cos., Inc.	239	37,279
General Electric Co.	36,782	414,533
Honeywell International, Inc.	3,032	541,364
Roper Technologies, Inc.	438	157,842
		1,562,710
IT Services - 13.6%
Accenture plc, Class A	2,685	540,115
Alliance Data Systems Corp.	173	18,495
Automatic Data Processing, Inc.	1,829	312,357
Black Knight, Inc.*	630	39,696
Broadridge Financial Solutions, Inc.	482	59,628
CoreLogic, Inc.*	338	14,003
Euronet Worldwide, Inc.*	230	36,154
Fidelity National Information Services, Inc.	2,585	357,118
Fiserv, Inc.*	2,406	279,673
FleetCor Technologies, Inc.*	365	112,026
Genpact Ltd.	650	26,455
Global Payments, Inc.	1,262	228,548
Jack Henry & Associates, Inc.	325	49,380
MAXIMUS, Inc.	269	20,081
Paychex, Inc.	1,348	116,090
PayPal Holdings, Inc.*	4,959	535,622
Sabre Corp.	1,153	25,862
Square, Inc., Class A*	1,444	99,809
Western Union Co. (The)	1,787	48,034
WEX, Inc.*	182	36,606
		2,955,752
Life Sciences Tools & Services - 0.2%
PerkinElmer, Inc.	468	43,477

Machinery - 9.8%
AGCO Corp.	267	20,861
Allison Transmission Holdings, Inc.	508	24,587
Barnes Group, Inc.	201	11,897
Caterpillar, Inc.	2,371	343,155
Colfax Corp.*	352	11,862
Crane Co.	215	17,860
Cummins, Inc.	665	121,602
Deere & Co.	1,327	223,002
Donaldson Co., Inc.	537	30,115
Dover Corp.	613	68,337
Flowserve Corp.	553	26,931
Fortive Corp.	1,244	89,780
Gardner Denver Holdings, Inc.*	559	18,933
Gates Industrial Corp. plc*	196	2,329
Graco, Inc.	703	33,962
Hillenbrand, Inc.	264	8,348
IDEX Corp.	320	52,077
Illinois Tool Works, Inc.	1,241	216,344
Ingersoll-Rand plc	1,018	133,470
ITT, Inc.	371	25,888
Kennametal, Inc.	348	12,121
Lincoln Electric Holdings, Inc.	260	23,988
Middleby Corp. (The)*	235	27,204
Navistar International Corp.*	276	9,011
Nordson Corp.	216	35,819
Oshkosh Corp.	288	26,053
PACCAR, Inc.	1,460	118,800
Parker-Hannifin Corp.	541	107,545
Pentair plc	708	31,400
Snap-on, Inc.	233	37,387
Terex Corp.	276	7,747
Timken Co. (The)	288	15,146
Toro Co. (The)	449	35,103
Trinity Industries, Inc.	431	9,068
Welbilt, Inc.*	553	9,230
Westinghouse Air Brake Technologies Corp.	768	60,342
Woodward, Inc.	237	27,679
Xylem, Inc.	759	58,830
		2,133,813
Marine - 0.1%
Kirby Corp.*	252	21,261

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	521	15,453

Professional Services - 1.8%
ASGN, Inc.*	223	14,943
Equifax, Inc.	509	71,077
FTI Consulting, Inc.*	158	17,220
Insperity, Inc.	163	12,677
Korn Ferry	236	9,270
ManpowerGroup, Inc.	252	23,345
Nielsen Holdings plc	1,499	29,305
Robert Half International, Inc.	495	28,809
TransUnion	792	68,358
TriNet Group, Inc.*	186	10,184
Verisk Analytics, Inc.	689	101,614
		386,802
Road & Rail - 5.6%
CSX Corp.	3,364	240,661
Genesee & Wyoming, Inc., Class A*	239	26,637
JB Hunt Transport Services, Inc.	360	41,623
Kansas City Southern	424	64,626
Knight-Swift Transportation Holdings, Inc.	517	19,124
Landstar System, Inc.	167	18,606
Norfolk Southern Corp.	1,110	214,785
Old Dominion Freight Line, Inc.	270	51,729
Ryder System, Inc.	225	11,810
Union Pacific Corp.	2,969	522,514
		1,212,115
Trading Companies & Distributors - 1.6%
Air Lease Corp.	438	20,336
Applied Industrial Technologies, Inc.	163	10,408
Fastenal Co.	2,417	85,852
GATX Corp.	150	12,125
HD Supply Holdings, Inc.*	720	28,670
MSC Industrial Direct Co., Inc., Class A	190	13,948
SiteOne Landscape Supply, Inc.*	174	15,444

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
United Rentals, Inc.*	325	49,741
Univar Solutions, Inc.*	533	12,483
Watsco, Inc.	137	24,382
WESCO International, Inc.*	179	9,419
WW Grainger, Inc.	186	58,953
		341,761
Transportation Infrastructure - 0.0%(c)
Macquarie Infrastructure Corp.	327	13,718

TOTAL COMMON STOCKS (Cost $16,309,095)		15,991,951

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $3,832)	3,832	3,832

	Principal Amount ($)
SHORT-TERM INVESTMENTS - 22.5%

REPURCHASE AGREEMENTS(e) - 22.5%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $4,898,467 (Cost $4,897,818)	4,897,818	4,897,818

Total Investments - 96.2% (Cost $21,210,745)		20,893,601
Other Assets Less Liabilities - 3.8%		826,505
Net Assets - 100.0%		21,720,106

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,309,390.
(b)

The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $3,631, collateralized in the form of cash with a value of $3,832 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $3,832.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,695,772
Aggregate gross unrealized depreciation	(1,662,215)
Net unrealized appreciation	$33,557
Federal income tax cost	$21,220,428

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
5,510,857	1/6/2021	Bank of America NA	1.76%	iShares® U.S. Industrials ETF	15,551
9,146,575	1/6/2021	Bank of America NA	2.06%	Dow Jones U.S. IndustrialsSM Index	23,771
14,657,432					39,322	—	—	39,322
744,131	1/20/2021	Citibank NA	1.89%	Dow Jones U.S. IndustrialsSM Index	12,990	—	—	12,990

147,529	11/8/2021	Credit Suisse International	2.06%	Dow Jones U.S. IndustrialsSM Index	1,753	—	—	1,753

708,464	12/7/2020	Goldman Sachs International	2.09%	Dow Jones U.S. IndustrialsSM Index	12,271	(4,230)	—	8,041

390,292	11/6/2020	Morgan Stanley & Co. International plc	2.26%	Dow Jones U.S. IndustrialsSM Index	18,613
1,052,484	11/6/2020	Morgan Stanley & Co. International plc	2.01%	iShares® U.S. Industrials ETF	43,647
1,442,776					62,260	—	—	62,260
6,313,535	11/6/2020	Societe Generale	2.16%	Dow Jones U.S. IndustrialsSM Index	227,302	(227,302)	—	—

3,489,633	11/8/2021	UBS AG	2.11%	Dow Jones U.S. IndustrialsSM Index	4,486	—	—	4,486

27,503,500					360,384
				Total Unrealized Appreciation	360,384

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)

Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra MidCap400

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 81.1%

Aerospace & Defense - 1.2%
Axon Enterprise, Inc.*	4,030	297,414
Curtiss-Wright Corp.	2,906	399,023
Mercury Systems, Inc.*	3,772	276,299
Teledyne Technologies, Inc.*	2,474	846,083
		1,818,819
Air Freight & Logistics - 0.3%
XPO Logistics, Inc.*	6,269	518,384

Airlines - 0.3%
JetBlue Airways Corp.*	20,149	388,271

Auto Components - 0.9%
Adient plc*	5,921	129,433
Dana, Inc.	9,788	165,907
Delphi Technologies plc*	5,924	73,813
Gentex Corp.	17,327	492,087
Goodyear Tire & Rubber Co. (The)	15,814	252,866
Visteon Corp.*	1,901	177,800
		1,291,906
Automobiles - 0.2%
Thor Industries, Inc.	3,745	238,819

Banks - 5.7%
Associated Banc-Corp.	11,029	236,462
BancorpSouth Bank	6,368	198,045
Bank of Hawaii Corp.	2,763	248,974
Bank OZK	8,221	243,999
Cathay General Bancorp	5,157	189,881
Commerce Bancshares, Inc.	6,717	450,241
Cullen/Frost Bankers, Inc.	3,878	362,826
East West Bancorp, Inc.	9,899	453,572
First Financial Bankshares, Inc.	9,236	319,289
First Horizon National Corp.	21,251	341,716
FNB Corp.	22,094	274,407
Fulton Financial Corp.	11,308	194,045
Hancock Whitney Corp.	6,169	250,523
Home BancShares, Inc.	10,592	199,341
International Bancshares Corp.	3,929	166,668
PacWest Bancorp	8,039	299,372
Pinnacle Financial Partners, Inc.	4,919	302,125
Prosperity Bancshares, Inc.	6,450	453,112
Signature Bank	3,722	459,146
Sterling Bancorp	13,955	284,961
Synovus Financial Corp.	9,966	379,605
TCF Financial Corp.	10,438	443,511
Texas Capital Bancshares, Inc.*	3,421	197,734
Trustmark Corp.	4,380	150,497
UMB Financial Corp.	2,937	197,572
Umpqua Holdings Corp.	14,976	245,157
United Bankshares, Inc.	6,928	262,363
Valley National Bancorp	22,565	261,303
Webster Financial Corp.	6,268	305,189
Wintrust Financial Corp.	3,857	261,929
		8,633,565
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	625	240,200

Biotechnology - 0.7%
Exelixis, Inc.*	20,600	342,578
Ligand Pharmaceuticals, Inc.*	1,194	134,922
Repligen Corp.*	3,154	279,918
United Therapeutics Corp.*	2,982	275,119
		1,032,537
Building Products - 1.0%
Lennox International, Inc.	2,397	613,273
Owens Corning	7,399	496,177
Resideo Technologies, Inc.*	8,350	81,663
Trex Co., Inc.*	3,973	341,916
		1,533,029
Capital Markets - 2.0%
Eaton Vance Corp.	7,688	362,643
Evercore, Inc., Class A	2,712	209,854
FactSet Research Systems, Inc.	2,602	675,609
Federated Investors, Inc., Class B	6,540	219,221
Interactive Brokers Group, Inc., Class A	5,220	252,752
Janus Henderson Group plc	10,818	274,777
Legg Mason, Inc.	5,546	216,738
SEI Investments Co.	8,628	556,765
Stifel Financial Corp.	4,732	295,845
		3,064,204
Chemicals - 2.0%
Ashland Global Holdings, Inc.	4,116	295,117
Cabot Corp.	3,930	184,671
Chemours Co. (The)	11,118	175,553
Ingevity Corp.*	2,847	257,113
Minerals Technologies, Inc.	2,385	128,790
NewMarket Corp.	502	247,973
Olin Corp.	11,167	195,646
PolyOne Corp.	5,228	164,839
RPM International, Inc.	8,819	650,225
Scotts Miracle-Gro Co. (The)	2,680	270,894
Sensient Technologies Corp.	2,878	182,149
Valvoline, Inc.	12,799	289,897
		3,042,867
Commercial Services & Supplies - 1.6%
Brink’s Co. (The)	3,400	316,200
Clean Harbors, Inc.*	3,495	288,862
Deluxe Corp.	2,920	149,154
Healthcare Services Group, Inc.	5,040	126,756
Herman Miller, Inc.	4,016	191,884
HNI Corp.	2,916	114,570
KAR Auction Services, Inc.	9,078	191,727
MSA Safety, Inc.	2,423	300,282
Stericycle, Inc.*	6,197	389,296
Tetra Tech, Inc.	3,717	328,174
		2,396,905
Communications Equipment - 0.9%
Ciena Corp.*	10,549	400,440
InterDigital, Inc.	2,117	120,246
Lumentum Holdings, Inc.*	5,230	385,242
NetScout Systems, Inc.*	4,540	114,408
Plantronics, Inc.	2,207	55,925
ViaSat, Inc.*	3,919	288,046
		1,364,307
Construction & Engineering - 1.1%
AECOM*	10,727	464,801
Dycom Industries, Inc.*	2,142	111,491
EMCOR Group, Inc.	3,818	339,535
Fluor Corp.	9,511	165,872

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Granite Construction, Inc.	3,186	82,071
MasTec, Inc.*	4,100	271,994
Valmont Industries, Inc.	1,471	210,559
		1,646,323
Construction Materials - 0.2%
Eagle Materials, Inc.	2,858	263,022

Consumer Finance - 0.5%
FirstCash, Inc.	2,922	236,215
Green Dot Corp., Class A*	3,242	77,030
Navient Corp.	13,795	197,958
SLM Corp.	29,012	247,472
		758,675
Containers & Packaging - 0.8%
AptarGroup, Inc.	4,355	488,283
Greif, Inc., Class A	1,786	77,066
Owens-Illinois, Inc.	10,572	104,451
Silgan Holdings, Inc.	5,293	163,077
Sonoco Products Co.	6,806	411,967
		1,244,844
Distributors - 0.4%
Pool Corp.	2,715	560,512

Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc.*	3,735	125,981
Graham Holdings Co., Class B	296	186,957
Service Corp. International	12,402	545,936
WW International, Inc.*	3,158	136,710
		995,584
Diversified Financial Services - 0.2%
Jefferies Financial Group, Inc.	17,138	358,184

Electric Utilities - 1.2%
ALLETE, Inc.	3,513	281,427
Hawaiian Electric Industries, Inc.	7,411	323,638
IDACORP, Inc.	3,427	360,006
OGE Energy Corp.	13,614	572,605
PNM Resources, Inc.	5,417	262,454
		1,800,130
Electrical Equipment - 1.1%
Acuity Brands, Inc.	2,713	354,806
EnerSys	2,889	202,721
Hubbell, Inc.	3,700	543,974
nVent Electric plc	10,581	261,457
Regal Beloit Corp.	2,852	233,094
		1,596,052
Electronic Equipment, Instruments & Components - 3.5%
Arrow Electronics, Inc.*	5,654	450,284
Avnet, Inc.	7,047	286,460
Belden, Inc.	2,627	141,175
Cognex Corp.	11,606	582,389
Coherent, Inc.*	1,631	246,053
II-VI, Inc.*	5,892	171,987
Jabil, Inc.	9,464	367,582
Littelfuse, Inc.	1,672	303,317
National Instruments Corp.	8,072	339,993
SYNNEX Corp.	2,780	341,412
Tech Data Corp.*	2,421	350,779
Trimble, Inc.*	17,124	694,036
Vishay Intertechnology, Inc.	9,001	179,030
Zebra Technologies Corp., Class A*	3,680	923,459
		5,377,956
Energy Equipment & Services - 0.4%
Apergy Corp.*	5,268	134,545
Core Laboratories NV	3,017	132,144
Patterson-UTI Energy, Inc.	13,772	123,122
Transocean Ltd.*	39,112	194,778
		584,589
Entertainment - 0.7%
Cinemark Holdings, Inc.	7,250	245,557
Live Nation Entertainment, Inc.*	9,458	660,263
World Wrestling Entertainment, Inc., Class A(b)	3,235	200,635
		1,106,455
Equity Real Estate Investment Trusts (REITs) - 8.7%
Alexander & Baldwin, Inc.	4,618	100,118
American Campus Communities, Inc.	9,347	449,030
Brixmor Property Group, Inc.	20,256	444,417
Camden Property Trust	6,585	734,557
CoreCivic, Inc.	8,100	122,715
CoreSite Realty Corp.	2,509	284,495
Corporate Office Properties Trust	7,614	222,176
Cousins Properties, Inc.	9,981	404,131
CyrusOne, Inc.	7,698	479,585
Douglas Emmett, Inc.	11,203	493,716
EastGroup Properties, Inc.	2,554	347,829
EPR Properties	5,275	374,103
First Industrial Realty Trust, Inc.	8,602	366,273
GEO Group, Inc. (The)	8,246	114,289
Healthcare Realty Trust, Inc.	8,790	291,740
Highwoods Properties, Inc.	7,054	342,472
JBG SMITH Properties	8,027	320,117
Kilroy Realty Corp.	6,318	525,910
Lamar Advertising Co., Class A	5,846	487,732
Liberty Property Trust	10,730	661,183
Life Storage, Inc.	3,173	347,507
Mack-Cali Realty Corp.	6,158	131,720
Medical Properties Trust, Inc.	33,752	700,691
National Retail Properties, Inc.	11,673	650,653
Omega Healthcare Investors, Inc.	14,728	619,018
Park Hotels & Resorts, Inc.	16,304	385,590
Pebblebrook Hotel Trust	8,884	232,761
PotlatchDeltic Corp.	4,569	198,432
PS Business Parks, Inc.	1,362	240,515
Rayonier, Inc.	8,816	270,034
Sabra Health Care REIT, Inc.	12,889	287,167
Senior Housing Properties Trust	16,168	118,350
Service Properties Trust	11,184	260,475
Spirit Realty Capital, Inc.	6,784	355,482
Tanger Factory Outlet Centers, Inc.(b)	6,362	96,830
Taubman Centers, Inc.	4,163	135,214
Uniti Group, Inc.	13,135	88,267
Urban Edge Properties	7,829	162,295
Weingarten Realty Investors	8,226	261,916
		13,109,505
Food & Staples Retailing - 0.5%
BJ’s Wholesale Club Holdings, Inc.*	8,279	196,212
Casey’s General Stores, Inc.	2,501	434,599
Sprouts Farmers Market, Inc.*	8,033	159,053
		789,864
Food Products - 1.4%
Flowers Foods, Inc.	13,090	281,828

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Hain Celestial Group, Inc. (The)*	5,458	134,922
Ingredion, Inc.	4,538	377,425
Lancaster Colony Corp.	1,346	212,708
Pilgrim’s Pride Corp.*	3,561	112,171
Post Holdings, Inc.*	4,671	493,258
Sanderson Farms, Inc.	1,341	222,043
Tootsie Roll Industries, Inc.(b)	1,148	39,425
TreeHouse Foods, Inc.*	3,822	186,858
		2,060,638
Gas Utilities - 1.3%
National Fuel Gas Co.	5,873	264,403
New Jersey Resources Corp.	6,119	260,302
ONE Gas, Inc.	3,586	318,688
Southwest Gas Holdings, Inc.	3,695	279,933
Spire, Inc.	3,455	267,486
UGI Corp.	14,211	618,889
		2,009,701
Health Care Equipment & Supplies - 3.4%
Avanos Medical, Inc.*	3,245	112,472
Cantel Medical Corp.	2,500	192,250
Globus Medical, Inc., Class A*	5,214	291,723
Haemonetics Corp.*	3,453	416,432
Hill-Rom Holdings, Inc.	4,544	487,162
ICU Medical, Inc.*	1,307	245,036
Integra LifeSciences Holdings Corp.*	4,828	294,460
LivaNova plc*	3,291	275,654
Masimo Corp.*	3,337	517,469
NuVasive, Inc.*	3,540	255,730
Penumbra, Inc.*	2,177	385,155
STERIS plc	5,759	870,415
West Pharmaceutical Services, Inc.	5,016	737,502
		5,081,460
Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc.*	6,020	193,603
Amedisys, Inc.*	2,188	356,556
Chemed Corp.	1,083	465,712
Encompass Health Corp.	6,709	474,393
HealthEquity, Inc.*	4,803	302,061
MEDNAX, Inc.*	5,727	149,589
Molina Healthcare, Inc.*	4,265	577,908
Patterson Cos., Inc.	5,849	113,822
Tenet Healthcare Corp.*	7,035	226,527
		2,860,171
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	11,334	122,180

Hotels, Restaurants & Leisure - 3.4%
Boyd Gaming Corp.	5,442	160,049
Brinker International, Inc.	2,551	114,285
Caesars Entertainment Corp.*	37,797	492,873
Cheesecake Factory, Inc. (The)	2,793	121,803
Churchill Downs, Inc.	2,423	315,014
Cracker Barrel Old Country Store, Inc.	1,635	251,365
Domino’s Pizza, Inc.	2,804	825,217
Dunkin’ Brands Group, Inc.	5,626	430,670
Eldorado Resorts, Inc.*	4,443	237,745
Jack in the Box, Inc.	1,609	127,578
Marriott Vacations Worldwide Corp.	2,635	323,685
Papa John’s International, Inc.	1,492	94,414
Penn National Gaming, Inc.*	7,407	170,583
Scientific Games Corp.*	3,673	100,493
Six Flags Entertainment Corp.	5,335	231,966
Texas Roadhouse, Inc.	4,448	257,539
Wendy’s Co. (The)	12,546	268,986
Wyndham Destinations, Inc.	6,272	304,192
Wyndham Hotels & Resorts, Inc.	6,558	379,905
		5,208,362
Household Durables - 0.8%
Helen of Troy Ltd.*	1,708	275,705
KB Home	5,816	201,117
Tempur Sealy International, Inc.*	3,131	265,759
Toll Brothers, Inc.	8,786	352,934
TRI Pointe Group, Inc.*	9,675	150,737
		1,246,252
Household Products - 0.1%
Energizer Holdings, Inc.	4,358	217,421

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	3,850	600,523

Insurance - 4.5%
Alleghany Corp.*	981	765,219
American Financial Group, Inc.	5,077	556,998
Brighthouse Financial, Inc.*	7,577	311,869
Brown & Brown, Inc.	15,877	599,198
CNO Financial Group, Inc.	10,609	192,235
First American Financial Corp.	7,625	485,103
Genworth Financial, Inc., Class A*	34,230	135,551
Hanover Insurance Group, Inc. (The)	2,690	365,652
Kemper Corp.	4,259	314,825
Mercury General Corp.	1,845	90,368
Old Republic International Corp.	19,383	437,281
Primerica, Inc.	2,848	381,176
Reinsurance Group of America, Inc.	4,268	706,183
RenaissanceRe Holdings Ltd.	3,003	565,555
Selective Insurance Group, Inc.	4,038	267,396
WR Berkley Corp.	9,842	669,256
		6,843,865
Interactive Media & Services - 0.1%
Yelp, Inc.*	4,396	152,453

Internet & Direct Marketing Retail - 0.4%
Etsy, Inc.*	8,192	355,451
GrubHub, Inc.*	6,213	267,904
		623,355
IT Services - 2.0%
CACI International, Inc., Class A*	1,692	404,929
CoreLogic, Inc.*	5,450	225,793
KBR, Inc.	9,627	286,596
LiveRamp Holdings, Inc.*	4,600	230,414
MAXIMUS, Inc.	4,340	323,981
Perspecta, Inc.	9,382	258,756
Sabre Corp.	18,612	417,467
Science Applications International Corp.	3,336	284,728
WEX, Inc.*	2,943	591,926
		3,024,590
Leisure Products - 0.7%
Brunswick Corp.	5,830	342,629
Mattel, Inc.*(b)	23,499	274,938

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Polaris, Inc.	3,908	381,812
		999,379
Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc., Class A*	1,462	540,034
Bio-Techne Corp.	2,589	565,049
Charles River Laboratories International, Inc.*	3,319	482,085
PRA Health Sciences, Inc.*	4,271	464,727
Syneos Health, Inc.*	4,223	231,885
		2,283,780
Machinery - 3.5%
AGCO Corp.	4,304	336,271
Colfax Corp.*	5,682	191,483
Crane Co.	3,465	287,838
Donaldson Co., Inc.	8,673	486,382
Graco, Inc.	11,344	548,029
ITT, Inc.	5,985	417,633
Kennametal, Inc.	5,608	195,327
Lincoln Electric Holdings, Inc.	4,202	387,677
Nordson Corp.	3,480	577,088
Oshkosh Corp.	4,651	420,729
Terex Corp.	4,455	125,052
Timken Co. (The)	4,654	244,754
Toro Co. (The)	7,250	566,805
Trinity Industries, Inc.	6,957	146,375
Woodward, Inc.	3,828	447,072
		5,378,515
Marine - 0.2%
Kirby Corp.*	4,074	343,723

Media - 0.9%
AMC Networks, Inc., Class A*	3,003	115,405
Cable One, Inc.	341	523,435
John Wiley & Sons, Inc., Class A	2,995	141,544
Meredith Corp.	2,725	95,484
New York Times Co. (The), Class A	9,778	315,340
TEGNA, Inc.	14,734	226,167
		1,417,375
Metals & Mining - 1.6%
Allegheny Technologies, Inc.*	8,575	197,740
Carpenter Technology Corp.	3,242	170,432
Commercial Metals Co.	8,020	171,307
Compass Minerals International, Inc.	2,304	127,342
Reliance Steel & Aluminum Co.	4,533	534,803
Royal Gold, Inc.	4,459	522,907
Steel Dynamics, Inc.	14,936	503,791
United States Steel Corp.(b)	11,612	152,350
Worthington Industries, Inc.	2,520	96,516
		2,477,188
Multiline Retail - 0.2%
Dillard’s, Inc., Class A(b)	695	49,901
Ollie’s Bargain Outlet Holdings, Inc.*	3,719	243,223
		293,124
Multi-Utilities - 0.6%
Black Hills Corp.	4,153	317,995
MDU Resources Group, Inc.	13,538	393,143
NorthWestern Corp.	3,431	245,557
		956,695
Oil, Gas & Consumable Fuels - 1.1%
Antero Midstream Corp.(b)	20,337	93,143
Chesapeake Energy Corp.*(b)	76,699	45,659
CNX Resources Corp.*	12,756	88,144
EQT Corp.	17,376	151,692
Equitrans Midstream Corp.	13,875	138,334
Matador Resources Co.*	7,457	104,995
Murphy Oil Corp.	10,483	241,214
Oasis Petroleum, Inc.*	19,701	46,100
PBF Energy, Inc., Class A	6,931	216,940
Southwestern Energy Co.*	36,814	67,001
World Fuel Services Corp.	4,447	188,553
WPX Energy, Inc.*	28,727	282,674
		1,664,449
Paper & Forest Products - 0.3%
Domtar Corp.	3,895	145,362
Louisiana-Pacific Corp.	8,408	249,381
		394,743
Personal Products - 0.2%
Edgewell Personal Care Co.*	3,683	114,762
Nu Skin Enterprises, Inc., Class A	3,778	144,471
		259,233
Pharmaceuticals - 0.6%
Catalent, Inc.*	9,931	516,313
Nektar Therapeutics*	11,920	241,857
Prestige Consumer Healthcare, Inc.*	3,417	129,060
		887,230
Professional Services - 0.7%
ASGN, Inc.*	3,598	241,102
FTI Consulting, Inc.*	2,553	278,252
Insperity, Inc.	2,633	204,768
ManpowerGroup, Inc.	4,070	377,045
		1,101,167
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	3,504	582,820

Road & Rail - 1.5%
Avis Budget Group, Inc.*	3,979	118,375
Genesee & Wyoming, Inc., Class A*	3,850	429,083
Knight-Swift Transportation Holdings, Inc.	8,349	308,830
Landstar System, Inc.	2,695	300,250
Old Dominion Freight Line, Inc.	4,353	833,991
Ryder System, Inc.	3,627	190,381
Werner Enterprises, Inc.	3,012	110,721
		2,291,631
Semiconductors & Semiconductor Equipment - 3.0%
Cirrus Logic, Inc.*	3,954	283,502
Cree, Inc.*	7,275	321,628
Cypress Semiconductor Corp.	25,117	588,994
First Solar, Inc.*	5,161	285,094
MKS Instruments, Inc.	3,705	393,767
Monolithic Power Systems, Inc.	2,735	439,460
Semtech Corp.*	4,525	219,281
Silicon Laboratories, Inc.*	2,948	312,282
SolarEdge Technologies, Inc.*	3,262	266,212
Synaptics, Inc.*	2,238	127,924
Teradyne, Inc.	11,558	723,415
Universal Display Corp.	2,883	559,936
		4,521,495

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Software - 3.1%
ACI Worldwide, Inc.*	7,938	297,675
Blackbaud, Inc.	3,344	277,151
CDK Global, Inc.	8,243	441,413
Ceridian HCM Holding, Inc.*	6,734	406,464
CommVault Systems, Inc.*	2,827	143,103
Fair Isaac Corp.*	1,965	722,629
j2 Global, Inc.	3,160	306,583
LogMeIn, Inc.	3,362	262,169
Manhattan Associates, Inc.*	4,375	365,356
PTC, Inc.*	7,050	540,030
Teradata Corp.*	7,760	206,105
Tyler Technologies, Inc.*	2,624	761,406
		4,730,084
Specialty Retail - 1.7%
Aaron’s, Inc.	4,594	268,290
American Eagle Outfitters, Inc.	10,802	161,706
AutoNation, Inc.*	3,998	204,258
Bed Bath & Beyond, Inc.(b)	8,690	126,700
Dick’s Sporting Goods, Inc.	4,485	205,458
Five Below, Inc.*	3,786	468,366
Foot Locker, Inc.	7,461	298,813
Murphy USA, Inc.*	2,044	240,231
Sally Beauty Holdings, Inc.*	8,198	151,089
Urban Outfitters, Inc.*	4,797	123,091
Williams-Sonoma, Inc.	5,319	369,139
		2,617,141
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.*	8,663	284,406

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	3,043	314,372
Deckers Outdoor Corp.*	1,964	330,306
Skechers U.S.A., Inc., Class A*	9,096	365,841
		1,010,519
Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc.*(b)	521	187,836
New York Community Bancorp, Inc.	31,785	378,877
Washington Federal, Inc.	5,400	198,774
		765,487
Trading Companies & Distributors - 0.6%
GATX Corp.	2,428	196,255
MSC Industrial Direct Co., Inc., Class A	3,061	224,708
NOW, Inc.*	7,399	82,943
Watsco, Inc.	2,218	394,737
		898,643
Water Utilities - 0.4%
Aqua America, Inc.	14,675	649,662

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	6,636	157,340

TOTAL COMMON STOCKS (Cost $121,424,371)		122,772,308

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $476,607)	476,607	476,607

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 18.9%

REPURCHASE AGREEMENTS(d) - 18.9%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $28,697,076 (Cost $28,693,274)	28,693,274	28,693,274

Total Investments - 100.3% (Cost $150,594,252)		151,942,189
Liabilities in excess of other assets - (0.3%)		(477,905)
Net Assets - 100.0%		151,464,284

See accompanying notes to the financial statements.

*                        Non-income producing security.

(a)                All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $24,798,883.

(b)                The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $675,622, collateralized in the form of cash with a value of $476,607 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $243,216 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from December 5, 2019 – May 15, 2049; a total value of $719,823.

(c)                 The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $476,607.

(d)                The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,965,182
Aggregate gross unrealized depreciation	(11,284,540)
Net unrealized appreciation	$(3,319,358)
Federal income tax cost	$155,257,418

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	17	12/20/2019	USD	$3,415,640	$74,927

Swap Agreements(1)

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
12,996,315	11/6/2020	Bank of America NA	2.16%	S&P MidCap 400®	1,045,455	(1,045,456)	—	(1)

11,886,825	11/6/2020	BNP Paribas SA	2.16%	S&P MidCap 400®	75,957	—	—	75,957

14,495,192	11/6/2020	Citibank NA	1.99%	S&P MidCap 400®	145,760	—	—	145,760

28,759,216	11/8/2021	Credit Suisse International	2.01%	S&P MidCap 400®	95,795	—	(95,795)	—

20,495,489	12/7/2020	Goldman Sachs International	2.04%	S&P MidCap 400®	206,178
33,946,254	11/6/2020	Goldman Sachs International	1.79%	SPDR® S&P MidCap 400® ETF Trust	(2,069,035)
54,441,743					(1,862,857)	1,319,096	543,761	—
6,603,343	1/6/2021	Morgan Stanley & Co. International plc	2.26%	S&P MidCap 400®	65,480	(65,480)	—	—

25,729,920	1/6/2021	Societe Generale	2.06%	S&P MidCap 400®	300,486	(300,486)	—	—

21,793,489	11/6/2020	UBS AG	2.11%	S&P MidCap 400®	54,868	(54,868)	—	—

176,706,043					(79,056)
				Total Unrealized Appreciation	1,989,979
				Total Unrealized Depreciation	(2,069,035)

(1)    The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)    Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)    Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)    The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)    Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Abbreviations

USD                       U.S. Dollar

See accompanying notes to the financial statements.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 76.9%

Biotechnology - 61.6%
AC Immune SA*	14,130	113,040
ACADIA Pharmaceuticals, Inc.*	30,217	1,368,528
Acceleron Pharma, Inc.*	11,050	541,008
Achillion Pharmaceuticals, Inc.*	29,215	181,425
Acorda Therapeutics, Inc.*	10,063	16,101
Adamas Pharmaceuticals, Inc.*	5,810	34,569
Adaptimmune Therapeutics plc, ADR*	17,367	20,319
Aduro Biotech, Inc.*	16,758	19,942
Adverum Biotechnologies, Inc.*	13,480	147,067
Aeglea BioTherapeutics, Inc.*	6,040	51,642
Agios Pharmaceuticals, Inc.*	14,042	546,234
Aimmune Therapeutics, Inc.*	13,105	365,892
Akcea Therapeutics, Inc.*	19,458	378,847
Akebia Therapeutics, Inc.*	24,859	156,363
Alexion Pharmaceuticals, Inc.*	46,893	5,342,988
Alkermes plc*	32,860	690,717
Allakos, Inc.*(b)	10,123	961,685
Alnylam Pharmaceuticals, Inc.*	23,257	2,724,325
AMAG Pharmaceuticals, Inc.*	7,092	75,530
Amarin Corp. plc, ADR*	68,655	1,460,292
Amgen, Inc.	55,645	13,060,994
Amicus Therapeutics, Inc.*	53,249	558,050
AnaptysBio, Inc.*	5,659	76,340
Apellis Pharmaceuticals, Inc.*	13,320	358,042
Aptinyx, Inc.*(b)	7,038	28,574
Arbutus Biopharma Corp.*	11,889	19,855
Arena Pharmaceuticals, Inc.*	10,421	493,752
Argenx SE, ADR*	4,477	662,820
ArQule, Inc.*	25,153	241,217
Arrowhead Pharmaceuticals, Inc.*	19,932	1,455,235
Ascendis Pharma A/S, ADR*	9,553	1,100,315
Atara Biotherapeutics, Inc.*	11,241	159,735
Athenex, Inc.*	16,166	251,866
Audentes Therapeutics, Inc.*	9,503	275,872
Aurinia Pharmaceuticals, Inc.*	19,199	152,440
Autolus Therapeutics plc, ADR*	5,500	82,500
Avrobio, Inc.*	6,620	106,185
Axovant Gene Therapies Ltd.*	4,763	25,768
BeiGene Ltd., ADR*	8,426	1,712,922
BioCryst Pharmaceuticals, Inc.*	23,096	65,824
Biogen, Inc.*	26,416	7,919,781
BioMarin Pharmaceutical, Inc.*	37,530	3,029,046
Bluebird Bio, Inc.*	11,557	935,424
Blueprint Medicines Corp.*	10,274	842,879
Cellectis SA, ADR*	3,563	49,526
ChemoCentryx, Inc.*	12,184	369,541
China Biologic Products Holdings, Inc.*	8,001	932,997
Clovis Oncology, Inc.*(b)	11,432	170,680
Coherus Biosciences, Inc.*	14,589	262,456
Concert Pharmaceuticals, Inc.*	4,976	37,519
Corbus Pharmaceuticals Holdings, Inc.*(b)	13,519	63,539
Crinetics Pharmaceuticals, Inc.*(b)	5,063	99,032
CRISPR Therapeutics AG*	11,433	819,174
Cytokinetics, Inc.*	12,272	118,670
CytomX Therapeutics, Inc.*	9,496	59,445
DBV Technologies SA, ADR*	6,184	48,235
Deciphera Pharmaceuticals, Inc.*	10,253	484,864
Denali Therapeutics, Inc.*	20,046	356,618
Dicerna Pharmaceuticals, Inc.*	14,297	343,986
Eagle Pharmaceuticals, Inc.*	2,857	167,077
Editas Medicine, Inc.*	10,355	313,549
Eidos Therapeutics, Inc.*(b)	7,715	434,586
Eiger BioPharmaceuticals, Inc.*	5,114	67,249
Enanta Pharmaceuticals, Inc.*	4,119	262,216
Epizyme, Inc.*	19,041	314,557
Esperion Therapeutics, Inc.*(b)	5,682	291,828
Exelixis, Inc.*	63,347	1,053,461
Fate Therapeutics, Inc.*	15,475	241,719
FibroGen, Inc.*	18,178	770,202
Five Prime Therapeutics, Inc.*	7,691	30,149
Flexion Therapeutics, Inc.*	7,970	141,308
Forty Seven, Inc.*	8,830	111,611
G1 Therapeutics, Inc.*	7,846	169,474
Galapagos NV, ADR*	1,772	346,975
Geron Corp.*(b)	39,406	56,351
Gilead Sciences, Inc.	182,702	12,284,882
Global Blood Therapeutics, Inc.*	12,554	834,841
GlycoMimetics, Inc.*	9,034	53,120
Grifols SA, ADR	26,425	604,604
Halozyme Therapeutics, Inc.*	30,599	593,315
Homology Medicines, Inc.*	9,195	147,120
ImmunoGen, Inc.*	31,347	113,163
Immunomedics, Inc.*	40,149	753,998
Incyte Corp.*	44,977	4,235,034
Inovio Pharmaceuticals, Inc.*(b)	20,710	52,189
Insmed, Inc.*	18,668	430,297
Intellia Therapeutics, Inc.*(b)	10,224	177,182
Intercept Pharmaceuticals, Inc.*	6,837	740,926
Intrexon Corp.*(b)	33,896	188,801
Ionis Pharmaceuticals, Inc.*	29,385	1,879,465
Iovance Biotherapeutics, Inc.*	25,895	591,183
Ironwood Pharmaceuticals, Inc.*	32,730	393,415
Karyopharm Therapeutics, Inc.*	12,949	226,866
Kiniksa Pharmaceuticals Ltd., Class A*	4,010	42,706
Kura Oncology, Inc.*	9,456	150,729
Lexicon Pharmaceuticals, Inc.*(b)	22,227	78,461
Ligand Pharmaceuticals, Inc.*	3,975	449,175
MacroGenics, Inc.*	10,223	96,812
Magenta Therapeutics, Inc.*	8,106	107,323
MannKind Corp.*(b)	39,654	48,774
Medicines Co. (The)*	16,597	1,397,467
MediciNova, Inc.*(b)	9,066	64,550
Minerva Neurosciences, Inc.*	8,160	51,000
Mirati Therapeutics, Inc.*	8,217	828,027
Momenta Pharmaceuticals, Inc.*	20,642	346,786
Myriad Genetics, Inc.*	15,447	397,606
Neurocrine Biosciences, Inc.*	19,150	2,233,081
Novavax, Inc.*(b)	5,557	26,951
OPKO Health, Inc.*(b)	128,744	204,703
PDL BioPharma, Inc.*	23,882	74,034
Portola Pharmaceuticals, Inc.*	16,224	463,195
Progenics Pharmaceuticals, Inc.*	18,075	94,351
ProQR Therapeutics NV*	10,039	85,733
Proteostasis Therapeutics, Inc.*(b)	10,694	26,093
Prothena Corp. plc*	8,344	106,970
PTC Therapeutics, Inc.*	12,329	578,970
Puma Biotechnology, Inc.*	8,136	77,211
Ra Pharmaceuticals, Inc.*	9,833	459,496
Radius Health, Inc.*	9,644	216,026
Regeneron Pharmaceuticals, Inc.*	20,011	7,384,059

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
REGENXBIO, Inc.*	7,697	322,196
Replimune Group, Inc.*	6,621	92,032
Retrophin, Inc.*	8,984	124,608
Rhythm Pharmaceuticals, Inc.*	8,913	200,097
Rigel Pharmaceuticals, Inc.*	35,053	78,519
Rocket Pharmaceuticals, Inc.*	10,531	185,240
Rubius Therapeutics, Inc.*(b)	16,656	128,251
Sage Therapeutics, Inc.*	10,805	1,672,290
Sangamo Therapeutics, Inc.*	24,194	261,295
Sarepta Therapeutics, Inc.*	15,546	1,748,770
Savara, Inc.*	8,617	10,857
Seattle Genetics, Inc.*	35,565	4,280,248
Seres Therapeutics, Inc.*	14,623	57,761
Solid Biosciences, Inc.*(b)	9,621	37,811
Spark Therapeutics, Inc.*	8,807	978,810
Spectrum Pharmaceuticals, Inc.*	23,604	211,964
Surface Oncology, Inc.*	5,825	12,233
Synlogic, Inc.*	6,633	14,195
Syros Pharmaceuticals, Inc.*	8,876	45,268
Tocagen, Inc.*(b)	4,998	3,274
Translate Bio, Inc.*(b)	12,552	126,148
Ultragenyx Pharmaceutical, Inc.*	12,066	478,417
uniQure NV*	8,940	497,600
United Therapeutics Corp.*	9,169	845,932
UNITY Biotechnology, Inc.*(b)	9,036	69,758
Unum Therapeutics, Inc.*	6,411	4,715
UroGen Pharma Ltd.*	4,372	138,330
Vanda Pharmaceuticals, Inc.*	11,140	186,372
Veracyte, Inc.*	10,130	290,934
Verastem, Inc.*(b)	15,505	21,242
Vertex Pharmaceuticals, Inc.*	51,826	11,492,415
Voyager Therapeutics, Inc.*	7,726	105,383
Xencor, Inc.*	11,841	466,535
Xenon Pharmaceuticals, Inc.*	5,393	63,799
Zafgen, Inc.*	7,816	6,331
Zai Lab Ltd., ADR*	7,294	290,301
		123,741,165
Chemicals - 0.0%(c)
Amyris, Inc.*(b)	21,164	85,079

Health Care Equipment & Supplies - 1.0%
Cerus Corp.*	29,349	127,374
Neuronetics, Inc.*	3,865	16,697
Novocure Ltd.*	20,537	1,893,101
		2,037,172
Health Care Providers & Services - 0.1%
PetIQ, Inc.*(b)	4,808	110,584

Life Sciences Tools & Services - 7.6%
Bio-Techne Corp.	7,960	1,737,270
Illumina, Inc.*	29,650	9,510,534
Luminex Corp.	9,423	199,108
Medpace Holdings, Inc.*	7,509	575,715
NanoString Technologies, Inc.*	7,410	199,477
Pacific Biosciences of California, Inc.*	31,992	164,439
PRA Health Sciences, Inc.*	13,776	1,498,967
Quanterix Corp.*	5,839	147,902
Syneos Health, Inc.*	21,645	1,188,527
		15,221,939
Pharmaceuticals - 6.6%
AcelRx Pharmaceuticals, Inc.*	16,612	30,898
Aclaris Therapeutics, Inc.*(b)	8,651	14,188
Aerie Pharmaceuticals, Inc.*(b)	9,607	182,437
Akorn, Inc.*	26,379	96,283
Amphastar Pharmaceuticals, Inc.*	9,877	192,700
ANI Pharmaceuticals, Inc.*	2,526	155,652
Aquestive Therapeutics, Inc.*(b)	5,232	40,757
Assertio Therapeutics, Inc.*	16,872	12,823
Cara Therapeutics, Inc.*(b)	9,706	252,162
Collegium Pharmaceutical, Inc.*	6,999	152,088
Cymabay Therapeutics, Inc.*	14,370	25,291
Dermira, Inc.*	11,378	92,617
Eloxx Pharmaceuticals, Inc.*(b)	8,354	43,608
Endo International plc*	47,349	240,533
Evolus, Inc.*	6,988	97,762
EyePoint Pharmaceuticals, Inc.*(b)	22,228	34,231
Foamix Pharmaceuticals Ltd.*	12,759	40,574
GW Pharmaceuticals plc, ADR*	6,155	628,487
Horizon Therapeutics plc*	38,994	1,278,223
Hutchison China MediTech Ltd., ADR*	8,715	210,119
Innoviva, Inc.*	21,180	285,506
Intra-Cellular Therapies, Inc.*	11,540	112,053
Jazz Pharmaceuticals plc*	11,841	1,789,412
Kala Pharmaceuticals, Inc.*(b)	7,112	29,657
Mylan NV*	107,888	2,026,137
MyoKardia, Inc.*	9,643	628,241
Nektar Therapeutics*	36,657	743,771
Ocular Therapeutix, Inc.*(b)	9,870	39,381
Omeros Corp.*(b)	10,308	152,558
Optinose, Inc.*(b)	8,666	80,940
Pacira BioSciences, Inc.*	8,707	402,438
Paratek Pharmaceuticals, Inc.*(b)	6,805	19,939
Reata Pharmaceuticals, Inc., Class A*	5,122	999,456
resTORbio, Inc.*(b)	7,573	9,088
Revance Therapeutics, Inc.*	9,222	165,074
SIGA Technologies, Inc.*	16,950	83,055
Strongbridge Biopharma plc*	11,334	20,515
Supernus Pharmaceuticals, Inc.*	10,967	256,408
TherapeuticsMD, Inc.*(b)	56,704	142,327
Theravance Biopharma, Inc.*	11,838	257,595
Tricida, Inc.*	10,332	412,867
WaVe Life Sciences Ltd.*	7,169	237,652
Xeris Pharmaceuticals, Inc.*	5,677	50,696
Zogenix, Inc.*	8,899	425,194
		13,191,393
TOTAL COMMON STOCKS (Cost $182,562,073)		154,387,332

Number of Rights

RIGHTS - 0.0%(c)

Pharmaceuticals - 0.0%(c)
Corium International, Inc., CVR*(d)(e) (Cost $—)	13,485	2,427

See accompanying notes to the financial statements.

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(f) - 1.6%

INVESTMENT COMPANIES - 1.6%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $3,232,929)	3,232,929	3,232,929

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 12.4%

REPURCHASE AGREEMENTS(g) - 12.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $24,969,714 (Cost $24,966,406)	24,966,406	24,966,406

Total Investments - 90.9% (Cost $210,761,408)		182,589,094
Other Assets Less Liabilities - 9.1%		18,174,666
Net Assets - 100.0%		200,763,760

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $48,280,289.

(b)         The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $3,734,940, collateralized in the form of cash with a value of $3,232,929 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $596,483 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 6.13%, and maturity dates ranging from December 5, 2019 — May 15, 2049; a total value of $3,829,412.

(c)          Represents less than 0.05% of net assets.

(d)         Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to $2,427, which represents approximately 0.00% of net assets of the Fund.

(e)          Illiquid security.

(f)           The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $3,232,929.

(g)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR                     American Depositary Receipt

CVR                     Contingent Value Rights - No defined expiration

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,769,881
Aggregate gross unrealized depreciation	(44,873,172)
Net unrealized depreciation	$(10,103,291)
Federal income tax cost	$212,018,606

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
17,972,950	11/6/2020	Bank of America NA	1.39%	iShares® Nasdaq Biotechnology ETF	(977,473)

53,349,196	12/7/2020	Bank of America NA	1.86%	NASDAQ Biotechnology Index®	5,924,519
71,322,146					4,947,046	(4,947,046)	—	—

22,924,275	11/6/2020	Citibank NA	1.74%	NASDAQ Biotechnology Index®	2,149,618	—	(1,870,000)	279,618

12,000,980	11/8/2021	Credit Suisse International	1.76%	NASDAQ Biotechnology Index®	897,465	—	(770,000)	127,465

16,056,380	12/7/2020	Goldman Sachs International	2.09%	NASDAQ Biotechnology Index®	1,198,965

29,416,971	12/7/2020	Goldman Sachs International	1.62%	iShares® Nasdaq Biotechnology ETF	1,850,730
45,473,351					3,049,695	(3,049,695)	—	—

2,836,643	12/6/2019	Morgan Stanley & Co. International plc	1.71%	iShares® Nasdaq Biotechnology ETF	205,233

7,997,275	12/6/2019	Morgan Stanley & Co. International plc	2.11%	NASDAQ Biotechnology Index®	466,779
10,833,918					672,012	(569,000)	—	103,012

47,940,085	1/6/2021	Societe Generale	2.16%	NASDAQ Biotechnology Index®	3,990,534	(3,990,534)	—	—

37,658,895	11/8/2021	UBS AG	1.76%	NASDAQ Biotechnology Index®	3,619,851	(3,565,764)	(2,535)	51,552

248,153,650					19,326,221
				Total Unrealized Appreciation	20,303,694
				Total Unrealized Depreciation	(977,473)

(1)    The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)    Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)    Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)    The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)    Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 85.7%

Aerospace & Defense - 1.1%
AAR Corp.	2,661	118,920
Aerojet Rocketdyne Holdings, Inc.*	5,834	257,863
AeroVironment, Inc.*	1,699	104,217
Astronics Corp.*	1,956	57,017
Axon Enterprise, Inc.*	4,658	343,760
Cubic Corp.	2,497	148,696
Ducommun, Inc.*	857	41,890
Kratos Defense & Security Solutions, Inc.*	7,197	129,978
Maxar Technologies, Inc.	4,772	49,629
Mercury Systems, Inc.*	4,332	317,319
Moog, Inc., Class A	2,568	220,514
National Presto Industries, Inc.	397	35,325
Park Aerospace Corp.	1,492	24,335
Parsons Corp.*	1,535	61,446
Triumph Group, Inc.	3,960	109,732
Vectrus, Inc.*	901	45,897
Wesco Aircraft Holdings, Inc.*	4,253	46,613
		2,113,151
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,669	114,904
Atlas Air Worldwide Holdings, Inc.*	1,856	48,423
Echo Global Logistics, Inc.*	2,140	42,864
Forward Air Corp.	2,252	157,708
Hub Group, Inc., Class A*	2,580	131,761
Radiant Logistics, Inc.*	3,121	16,697
		512,357
Airlines - 0.4%
Allegiant Travel Co.	1,038	176,180
Hawaiian Holdings, Inc.	3,745	113,436
Mesa Air Group, Inc.*	1,661	12,076
SkyWest, Inc.	3,996	250,309
Spirit Airlines, Inc.*	5,478	214,025
		766,026
Auto Components - 0.9%
Adient plc*	7,004	153,107
American Axle & Manufacturing Holdings, Inc.*	8,944	88,188
Cooper Tire & Rubber Co.	4,015	115,712
Cooper-Standard Holdings, Inc.*	1,339	38,068
Dana, Inc.	11,536	195,535
Dorman Products, Inc.*	2,152	159,937
Fox Factory Holding Corp.*	3,004	198,054
Gentherm, Inc.*	2,640	110,484
LCI Industries	1,949	207,491
Modine Manufacturing Co.*	3,955	29,346
Motorcar Parts of America, Inc.*	1,494	29,148
Standard Motor Products, Inc.	1,682	84,722
Stoneridge, Inc.*	2,114	63,716
Tenneco, Inc., Class A	4,052	50,204
Visteon Corp.*	2,229	208,478
		1,732,190
Automobiles - 0.1%
Winnebago Industries, Inc.	2,483	118,017

Banks - 8.4%
1st Constitution Bancorp	598	12,187
1st Source Corp.	1,126	57,888
ACNB Corp.	547	19,265
Allegiance Bancshares, Inc.*	1,554	55,758
Amalgamated Bank, Class A	1,107	21,166
Amerant Bancorp, Inc.*	1,545	34,052
American National Bankshares, Inc.	854	32,307
Ameris Bancorp	4,881	213,056
Ames National Corp.	708	19,959
Arrow Financial Corp.	1,020	36,577
Atlantic Capital Bancshares, Inc.*	1,787	33,810
Atlantic Union Bankshares Corp.	6,490	245,322
Banc of California, Inc.	3,618	55,572
BancFirst Corp.	1,487	87,867
Bancorp, Inc. (The)*	4,009	44,460
BancorpSouth Bank	7,643	237,697
Bank First Corp.	460	31,239
Bank of Commerce Holdings	1,384	15,847
Bank of Marin Bancorp	1,070	48,289
Bank of NT Butterfield & Son Ltd. (The)	4,369	150,949
Bank of Princeton (The)	449	12,868
Bank7 Corp.	302	5,711
BankFinancial Corp.	1,113	15,192
Bankwell Financial Group, Inc.	531	15,548
Banner Corp.	2,715	148,320
Bar Harbor Bankshares	1,219	31,255
Baycom Corp.*	869	19,083
BCB Bancorp, Inc.	1,114	15,084
Berkshire Hills Bancorp, Inc.	3,693	116,514
Boston Private Financial Holdings, Inc.	6,624	77,766
Bridge Bancorp, Inc.	1,303	42,582
Brookline Bancorp, Inc.	6,262	100,505
Bryn Mawr Bank Corp.	1,590	62,439
Business First Bancshares, Inc.	996	24,502
Byline Bancorp, Inc.*	1,860	34,205
C&F Financial Corp.	260	14,638
Cadence Bancorp	10,029	165,579
Cambridge Bancorp(b)	343	26,720
Camden National Corp.	1,224	53,171
Capital Bancorp, Inc.*	636	9,476
Capital City Bank Group, Inc.	1,072	31,013
Capstar Financial Holdings, Inc.	1,167	19,606
Carolina Financial Corp.	1,671	70,667
Carter Bank & Trust*	1,808	38,185
Cathay General Bancorp	6,124	225,486
CBTX, Inc.	1,437	42,420
CenterState Bank Corp.	9,930	252,520
Central Pacific Financial Corp.	2,228	64,746
Central Valley Community Bancorp	916	19,328
Century Bancorp, Inc., Class A	226	19,719
Chemung Financial Corp.	283	12,953
Citizens & Northern Corp.	958	25,195
City Holding Co.	1,284	102,052
Civista Bancshares, Inc.	1,224	26,536
CNB Financial Corp.	1,160	36,726
Coastal Financial Corp.*	620	10,534
Codorus Valley Bancorp, Inc.	769	16,543
Colony Bankcorp, Inc.	593	9,613
Columbia Banking System, Inc.	5,869	229,361
Community Bank System, Inc.	4,061	275,539
Community Bankers Trust Corp.	1,726	14,999
Community Financial Corp. (The)	392	13,512

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Community Trust Bancorp, Inc.	1,235	55,501
ConnectOne Bancorp, Inc.	2,644	66,602
CrossFirst Bankshares, Inc.*	531	7,041
Customers Bancorp, Inc.*	2,264	52,932
CVB Financial Corp.	10,663	227,762
Eagle Bancorp, Inc.	2,689	119,445
Enterprise Bancorp, Inc.	716	22,833
Enterprise Financial Services Corp.	1,968	88,954
Equity Bancshares, Inc., Class A*	1,187	34,957
Esquire Financial Holdings, Inc.*	508	12,162
Evans Bancorp, Inc.	377	15,340
Farmers & Merchants Bancorp, Inc.	805	20,890
Farmers National Banc Corp.	2,044	31,355
FB Financial Corp.	1,359	52,321
Fidelity D&D Bancorp, Inc.	223	14,624
Financial Institutions, Inc.	1,236	40,269
First Bancorp, Inc.	819	23,325
First Bancorp/NC	2,340	91,494
First Bancorp/PR	17,143	180,001
First Bancshares, Inc. (The)	1,323	44,400
First Bank	1,325	14,350
First Busey Corp.	4,144	110,230
First Business Financial Services, Inc.	658	16,437
First Capital, Inc.	259	17,599
First Choice Bancorp	805	18,322
First Commonwealth Financial Corp.	7,816	111,065
First Community Bankshares, Inc.	1,225	37,350
First Financial Bancorp	7,785	189,331
First Financial Bankshares, Inc.	10,390	359,182
First Financial Corp.	1,046	46,254
First Financial Northwest, Inc.	634	9,339
First Foundation, Inc.	3,122	51,170
First Guaranty Bancshares, Inc.	373	8,019
First Internet Bancorp	772	17,524
First Interstate BancSystem, Inc., Class A	3,023	127,268
First Merchants Corp.	4,359	176,496
First Mid Bancshares, Inc.	1,162	40,647
First Midwest Bancorp, Inc.	8,507	183,411
First Northwest Bancorp	716	12,623
First of Long Island Corp. (The)	1,912	46,328
Flushing Financial Corp.	2,160	45,792
FNCB Bancorp, Inc.	1,365	11,084
Franklin Financial Network, Inc.	1,047	35,745
Franklin Financial Services Corp.	330	12,368
Fulton Financial Corp.	12,983	222,788
FVCBankcorp, Inc.*	970	16,616
German American Bancorp, Inc.	1,977	66,625
Glacier Bancorp, Inc.	6,936	304,144
Great Southern Bancorp, Inc.	884	53,951
Great Western Bancorp, Inc.	4,571	157,105
Guaranty Bancshares, Inc.	649	21,449
Hancock Whitney Corp.	7,204	292,554
Hanmi Financial Corp.	2,418	47,465
HarborOne Bancorp, Inc.*	2,093	22,207
Hawthorn Bancshares, Inc.	452	10,997
Heartland Financial USA, Inc.	2,777	131,130
Heritage Commerce Corp.	3,335	41,688
Heritage Financial Corp.	2,927	80,727
Hilltop Holdings, Inc.	5,717	140,810
Home BancShares, Inc.	12,393	233,236
HomeTrust Bancshares, Inc.	1,267	33,107
Hope Bancorp, Inc.	9,633	139,775
Horizon Bancorp, Inc.	2,981	56,102
Howard Bancorp, Inc.*	1,029	17,143
IBERIABANK Corp.	4,168	304,222
Independent Bank Corp.	2,652	223,298
Independent Bank Corp./MI	1,728	38,621
Independent Bank Group, Inc.	2,984	171,968
International Bancshares Corp.	4,443	188,472
Investar Holding Corp.	743	18,590
Investors Bancorp, Inc.	18,414	222,073
Lakeland Bancorp, Inc.	3,892	64,919
Lakeland Financial Corp.	1,969	92,779
LCNB Corp.	971	17,954
Level One Bancorp, Inc.	410	10,041
Live Oak Bancshares, Inc.	2,034	37,121
Macatawa Bank Corp.	2,078	22,255
Mackinac Financial Corp.	736	11,585
MainStreet Bancshares, Inc.*	567	12,434
Malvern Bancorp, Inc.*	602	13,822
Mercantile Bank Corp.	1,281	45,155
Metropolitan Bank Holding Corp.*	559	25,205
Mid Penn Bancorp, Inc.	550	14,834
Midland States Bancorp, Inc.	1,750	49,140
MidWestOne Financial Group, Inc.	948	32,232
MutualFirst Financial, Inc.	467	18,517
MVB Financial Corp.	752	16,018
National Bank Holdings Corp., Class A	2,356	84,439
National Bankshares, Inc.	504	21,612
NBT Bancorp, Inc.	3,408	136,320
Nicolet Bankshares, Inc.*	653	47,316
Northeast Bank	598	12,917
Northrim Bancorp, Inc.	525	19,672
Norwood Financial Corp.	460	16,100
Oak Valley Bancorp	547	10,245
OFG Bancorp	4,039	86,637
Ohio Valley Banc Corp.	330	12,431
Old National Bancorp	13,677	247,280
Old Second Bancorp, Inc.	2,316	28,603
Opus Bank	1,747	44,915
Origin Bancorp, Inc.	1,526	54,432
Orrstown Financial Services, Inc.	817	17,909
Pacific Mercantile Bancorp*	1,553	11,119
Pacific Premier Bancorp, Inc.	4,721	151,261
Park National Corp.	1,060	106,350
Parke Bancorp, Inc.	719	17,206
PCB Bancorp	988	16,915
Peapack Gladstone Financial Corp.	1,509	45,119
Penns Woods Bancorp, Inc.	547	17,323
Peoples Bancorp of North Carolina, Inc.	366	11,529
Peoples Bancorp, Inc.	1,437	47,004
Peoples Financial Services Corp.	551	27,065
People’s Utah Bancorp	1,253	36,776
Preferred Bank	1,122	61,878
Premier Financial Bancorp, Inc.	1,040	18,876
QCR Holdings, Inc.	1,177	49,199
RBB Bancorp	1,297	25,966
Red River Bancshares, Inc.*	56	2,828
Reliant Bancorp, Inc.	815	18,207
Renasant Corp.	4,551	161,105
Republic Bancorp, Inc., Class A	775	35,805
Republic First Bancorp, Inc.*	3,488	13,812

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Richmond Mutual Bancorporation, Inc.*(b)	1,049	15,221
S&T Bancorp, Inc.	3,036	114,518
Sandy Spring Bancorp, Inc.	2,808	99,291
SB One Bancorp	653	15,437
Seacoast Banking Corp. of Florida*	4,031	119,922
Select Bancorp, Inc.*	1,309	15,616
ServisFirst Bancshares, Inc.	3,799	138,132
Shore Bancshares, Inc.	1,010	16,907
Sierra Bancorp	1,129	30,257
Simmons First National Corp., Class A	7,251	187,873
SmartFinancial, Inc.	1,016	23,165
South Plains Financial, Inc.	280	5,314
South State Corp.	2,704	225,224
Southern First Bancshares, Inc.*	556	23,813
Southern National Bancorp of Virginia, Inc.	1,574	25,074
Southside Bancshares, Inc.	2,559	89,846
Spirit of Texas Bancshares, Inc.*	1,075	24,553
Stock Yards Bancorp, Inc.	1,618	66,969
Summit Financial Group, Inc.	881	23,743
Tompkins Financial Corp.	1,161	100,717
Towne Bank	5,323	149,842
TriCo Bancshares	2,136	82,556
TriState Capital Holdings, Inc.*	1,951	47,273
Triumph Bancorp, Inc.*	1,929	69,174
Trustmark Corp.	5,137	176,507
UMB Financial Corp.	3,540	238,136
Union Bankshares, Inc.(b)	311	10,568
United Bankshares, Inc.	7,792	295,083
United Community Banks, Inc.	6,292	195,052
United Security Bancshares	1,076	11,233
Unity Bancorp, Inc.	631	13,977
Univest Financial Corp.	2,298	60,001
Valley National Bancorp	30,971	358,644
Veritex Holdings, Inc.	4,139	107,655
Washington Trust Bancorp, Inc.	1,208	63,046
WesBanco, Inc.	5,170	188,602
West Bancorporation, Inc.	1,276	30,981
Westamerica Bancorp	2,082	135,330
		15,954,117
Beverages - 0.3%
Boston Beer Co., Inc. (The), Class A*	667	256,341
Celsius Holdings, Inc.*	2,007	9,734
Coca-Cola Consolidated, Inc.	375	101,310
Craft Brew Alliance, Inc.*	927	15,277
MGP Ingredients, Inc.	1,036	47,262
National Beverage Corp.*(b)	942	46,761
New Age Beverages Corp.*(b)	5,989	12,936
Primo Water Corp.*	2,798	28,540
		518,161
Biotechnology - 6.9%
Abeona Therapeutics, Inc.*	2,570	8,661
ACADIA Pharmaceuticals, Inc.*	8,411	380,934
Acceleron Pharma, Inc.*	3,597	176,109
Achillion Pharmaceuticals, Inc.*	10,881	67,571
Acorda Therapeutics, Inc.*	3,583	5,733
Adamas Pharmaceuticals, Inc.*	1,803	10,728
ADMA Biologics, Inc.*	4,018	19,085
Aduro Biotech, Inc.*	5,230	6,224
Adverum Biotechnologies, Inc.*	4,311	47,033
Aeglea BioTherapeutics, Inc.*	2,088	17,852
Affimed NV*	4,809	12,407
Agenus, Inc.*	8,546	35,808
AgeX Therapeutics, Inc.*(b)	1,698	2,411
Aimmune Therapeutics, Inc.*	3,548	99,060
Akcea Therapeutics, Inc.*	992	19,314
Akebia Therapeutics, Inc.*	9,426	59,290
Akero Therapeutics, Inc.*	381	7,502
Albireo Pharma, Inc.*	869	19,657
Aldeyra Therapeutics, Inc.*	1,799	14,356
Alector, Inc.*	2,418	45,072
Allakos, Inc.*(b)	1,554	147,630
Allogene Therapeutics, Inc.*(b)	3,097	87,273
AMAG Pharmaceuticals, Inc.*	2,509	26,721
Amicus Therapeutics, Inc.*	20,429	214,096
AnaptysBio, Inc.*	1,961	26,454
Anavex Life Sciences Corp.*(b)	3,428	8,227
Anika Therapeutics, Inc.*	1,070	61,846
Apellis Pharmaceuticals, Inc.*	3,859	103,730
Applied Therapeutics, Inc.*	162	2,843
Arcus Biosciences, Inc.*	2,592	21,436
Ardelyx, Inc.*	3,765	27,974
Arena Pharmaceuticals, Inc.*	3,989	188,999
ArQule, Inc.*	8,958	85,907
Arrowhead Pharmaceuticals, Inc.*	7,455	544,290
Assembly Biosciences, Inc.*	1,806	29,293
Atara Biotherapeutics, Inc.*	4,111	58,417
Athenex, Inc.*	5,453	84,958
Athersys, Inc.*(b)	10,421	13,756
Atreca, Inc., Class A*	520	5,169
Audentes Therapeutics, Inc.*	3,594	104,334
Avid Bioservices, Inc.*	4,475	24,657
Avrobio, Inc.*	1,646	26,402
Axcella Health, Inc.*	131	524
Baudax Bio, Inc.*	619	3,323
Beyondspring, Inc.*	958	11,927
BioCryst Pharmaceuticals, Inc.*	8,792	25,057
Biohaven Pharmaceutical Holding Co. Ltd.*	3,124	179,068
BioSpecifics Technologies Corp.*	490	26,950
Bioxcel Therapeutics, Inc.*(b)	483	3,004
Blueprint Medicines Corp.*	3,899	319,874
Bridgebio Pharma, Inc.*(b)	1,803	52,287
Calithera Biosciences, Inc.*	3,768	18,539
Calyxt, Inc.*(b)	743	2,734
CareDx, Inc.*	3,284	67,388
CASI Pharmaceuticals, Inc.*(b)	4,026	13,326
Castle Biosciences, Inc.*	296	7,971
Catalyst Pharmaceuticals, Inc.*	7,701	35,733
Celcuity, Inc.*	470	5,029
Cellular Biomedicine Group, Inc.*	967	17,464
CEL-SCI Corp.*(b)	2,173	16,558
Checkpoint Therapeutics, Inc.*(b)	1,954	2,579
ChemoCentryx, Inc.*	3,254	98,694
Chimerix, Inc.*	3,828	8,422
Clovis Oncology, Inc.*(b)	4,022	60,048
Coherus Biosciences, Inc.*	4,942	88,907
Concert Pharmaceuticals, Inc.*	1,720	12,969
Constellation Pharmaceuticals, Inc.*	1,234	57,455
Corbus Pharmaceuticals Holdings, Inc.*(b)	4,741	22,283
Cortexyme, Inc.*(b)	238	6,248
Crinetics Pharmaceuticals, Inc.*(b)	881	17,232
Cue Biopharma, Inc.*	1,564	18,518

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Cyclerion Therapeutics, Inc.*	1,885	3,487
Cytokinetics, Inc.*	4,446	42,993
CytomX Therapeutics, Inc.*	3,596	22,511
Deciphera Pharmaceuticals, Inc.*	1,513	71,550
Denali Therapeutics, Inc.*	3,829	68,118
Dicerna Pharmaceuticals, Inc.*	4,137	99,536
Dynavax Technologies Corp.*(b)	6,654	37,595
Eagle Pharmaceuticals, Inc.*	728	42,573
Editas Medicine, Inc.*	3,962	119,969
Eidos Therapeutics, Inc.*(b)	884	49,796
Eiger BioPharmaceuticals, Inc.*	1,872	24,617
Emergent BioSolutions, Inc.*	3,644	199,910
Enanta Pharmaceuticals, Inc.*	1,369	87,151
Enochian Biosciences, Inc.*(b)	320	1,859
Epizyme, Inc.*	6,200	102,424
Esperion Therapeutics, Inc.*(b)	1,990	102,206
Evelo Biosciences, Inc.*(b)	1,097	4,947
Fate Therapeutics, Inc.*	4,177	65,245
FibroGen, Inc.*	6,198	262,609
Five Prime Therapeutics, Inc.*	2,753	10,792
Flexion Therapeutics, Inc.*	2,698	47,836
Forty Seven, Inc.*	1,776	22,449
G1 Therapeutics, Inc.*	2,702	58,363
Galectin Therapeutics, Inc.*(b)	3,199	10,333
Geron Corp.*(b)	13,951	19,950
Global Blood Therapeutics, Inc.*	4,341	288,676
GlycoMimetics, Inc.*	2,701	15,882
Gossamer Bio, Inc.*	3,423	87,286
Gritstone Oncology, Inc.*(b)	1,989	17,324
Halozyme Therapeutics, Inc.*	11,429	221,608
Harpoon Therapeutics, Inc.*	579	10,827
Heron Therapeutics, Inc.*	5,893	150,625
Homology Medicines, Inc.*	1,979	31,664
Hookipa Pharma, Inc.*	166	1,678
ImmunoGen, Inc.*	11,581	41,807
Immunomedics, Inc.*	13,975	262,450
Inovio Pharmaceuticals, Inc.*(b)	7,403	18,656
Insmed, Inc.*	7,109	163,862
Intellia Therapeutics, Inc.*(b)	3,086	53,480
Intercept Pharmaceuticals, Inc.*	2,008	217,607
Intrexon Corp.*(b)	5,730	31,916
Invitae Corp.*	6,919	137,688
Iovance Biotherapeutics, Inc.*	9,157	209,054
Ironwood Pharmaceuticals, Inc.*	12,271	147,497
Jounce Therapeutics, Inc.*	1,292	6,990
Kadmon Holdings, Inc.*	10,397	45,955
KalVista Pharmaceuticals, Inc.*	932	13,495
Karuna Therapeutics, Inc.*	364	26,164
Karyopharm Therapeutics, Inc.*	4,692	82,204
Kezar Life Sciences, Inc.*	1,243	3,244
Kindred Biosciences, Inc.*	2,958	23,279
Kiniksa Pharmaceuticals Ltd., Class A*	1,114	11,864
Kodiak Sciences, Inc.*(b)	1,881	55,678
Krystal Biotech, Inc.*	837	47,299
Kura Oncology, Inc.*	2,739	43,660
La Jolla Pharmaceutical Co.*(b)	1,652	4,526
Lexicon Pharmaceuticals, Inc.*(b)	3,314	11,698
Ligand Pharmaceuticals, Inc.*	1,480	167,240
Lineage Cell Therapeutics, Inc.*(b)	8,635	7,772
LogicBio Therapeutics, Inc.*	655	5,266
MacroGenics, Inc.*	3,805	36,033
Madrigal Pharmaceuticals, Inc.*	624	69,071
Magenta Therapeutics, Inc.*	1,535	20,323
MannKind Corp.*(b)	14,972	18,416
Marker Therapeutics, Inc.*(b)	2,164	7,228
Medicines Co. (The)*	6,034	508,063
MediciNova, Inc.*(b)	3,287	23,403
MEI Pharma, Inc.*	5,441	10,664
MeiraGTx Holdings plc*	1,366	26,323
Mersana Therapeutics, Inc.*	2,868	11,042
Millendo Therapeutics, Inc.*	749	5,700
Minerva Neurosciences, Inc.*	2,361	14,756
Mirati Therapeutics, Inc.*	2,176	219,276
Mirum Pharmaceuticals, Inc.*	215	1,550
Molecular Templates, Inc.*	1,359	17,708
Momenta Pharmaceuticals, Inc.*	7,868	132,182
Morphic Holding, Inc.*(b)	395	6,273
Mustang Bio, Inc.*	2,224	7,050
Myriad Genetics, Inc.*	5,600	144,144
Natera, Inc.*	4,468	163,037
Neon Therapeutics, Inc.*(b)	1,128	1,286
NextCure, Inc.*(b)	239	11,427
Novavax, Inc.*(b)	1,910	9,264
Oncocyte Corp.*	1,716	3,020
OPKO Health, Inc.*(b)	28,476	45,277
Organogenesis Holdings, Inc.*	840	4,309
Palatin Technologies, Inc.*(b)	16,159	13,331
PDL BioPharma, Inc.*	8,996	27,888
Pfenex, Inc.*	2,382	24,725
PhaseBio Pharmaceuticals, Inc.*(b)	1,095	3,570
Pieris Pharmaceuticals, Inc.*	3,696	15,043
PolarityTE, Inc.*(b)	1,171	3,794
Portola Pharmaceuticals, Inc.*	5,966	170,329
Precision BioSciences, Inc.*	732	13,008
Prevail Therapeutics, Inc.*	592	8,519
Principia Biopharma, Inc.*	1,070	38,338
Progenics Pharmaceuticals, Inc.*	6,942	36,237
Protagonist Therapeutics, Inc.*	1,361	11,841
Prothena Corp. plc*	3,210	41,152
PTC Therapeutics, Inc.*	4,573	214,748
Puma Biotechnology, Inc.*	2,457	23,317
Ra Pharmaceuticals, Inc.*	2,780	129,909
Radius Health, Inc.*	3,598	80,595
Recro Pharma, Inc.*	1,547	25,587
REGENXBIO, Inc.*	2,666	111,599
Repligen Corp.*	4,132	366,715
Replimune Group, Inc.*	927	12,885
Retrophin, Inc.*	3,307	45,868
Rhythm Pharmaceuticals, Inc.*	1,834	41,173
Rigel Pharmaceuticals, Inc.*	13,430	30,083
Rocket Pharmaceuticals, Inc.*	2,374	41,759
Rubius Therapeutics, Inc.*(b)	2,790	21,483
Sangamo Therapeutics, Inc.*	9,171	99,047
Savara, Inc.*	2,770	3,490
Scholar Rock Holding Corp.*(b)	1,402	11,931
Seres Therapeutics, Inc.*	2,914	11,510
Solid Biosciences, Inc.*	1,569	6,166
Sorrento Therapeutics, Inc.*(b)	9,991	29,174
Spark Therapeutics, Inc.*	2,877	319,750
Spectrum Pharmaceuticals, Inc.*	8,901	79,931
Spero Therapeutics, Inc.*	871	10,417
Stemline Therapeutics, Inc.*	3,579	38,260
Stoke Therapeutics, Inc.*	732	17,934
Sutro Biopharma, Inc.*	869	9,629
Syndax Pharmaceuticals, Inc.*	1,604	11,693
Synlogic, Inc.*	1,254	2,684
Synthorx, Inc.*(b)	764	13,676

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Syros Pharmaceuticals, Inc.*	2,767	14,112
TCR2 Therapeutics, Inc.*(b)	934	15,831
TG Therapeutics, Inc.*	6,549	53,636
Tocagen, Inc.*(b)	1,695	1,110
Translate Bio, Inc.*(b)	2,346	23,577
Turning Point Therapeutics, Inc.*	531	29,853
Twist Bioscience Corp.*	1,734	41,321
Tyme Technologies, Inc.*(b)	4,714	5,327
Ultragenyx Pharmaceutical, Inc.*	4,364	173,033
UNITY Biotechnology, Inc.*(b)	2,130	16,444
UroGen Pharma Ltd.*	1,497	47,365
Vanda Pharmaceuticals, Inc.*	4,158	69,563
VBI Vaccines, Inc.*	6,700	6,019
Veracyte, Inc.*	3,767	108,188
Vericel Corp.*	3,512	65,534
Viking Therapeutics, Inc.*(b)	5,181	37,925
Voyager Therapeutics, Inc.*	1,928	26,298
X4 Pharmaceuticals, Inc.*	948	10,077
XBiotech, Inc.*	1,514	17,396
Xencor, Inc.*	3,778	148,853
Y-mAbs Therapeutics, Inc.*	1,625	54,844
ZIOPHARM Oncology, Inc.*(b)	12,817	66,777
		13,162,766
Building Products - 1.4%
AAON, Inc.	3,278	161,835
Advanced Drainage Systems, Inc.	2,906	110,893
American Woodmark Corp.*	1,347	138,606
Apogee Enterprises, Inc.	2,088	79,845
Armstrong Flooring, Inc.*	1,412	5,662
Builders FirstSource, Inc.*	9,103	231,307
Caesarstone Ltd.	1,799	28,172
Continental Building Products, Inc.*	2,780	102,276
Cornerstone Building Brands, Inc.*	3,671	25,330
CSW Industrials, Inc.	1,187	87,636
Gibraltar Industries, Inc.*	2,577	134,571
Griffon Corp.	2,914	61,835
Insteel Industries, Inc.	1,473	34,365
JELD-WEN Holding, Inc.*	5,393	122,691
Masonite International Corp.*	1,987	142,667
Patrick Industries, Inc.*	1,801	89,186
PGT Innovations, Inc.*	4,531	65,156
Quanex Building Products Corp.	2,636	51,297
Simpson Manufacturing Co., Inc.	3,577	290,452
Trex Co., Inc.*	4,692	403,793
Universal Forest Products, Inc.	4,755	235,848
		2,603,423
Capital Markets - 1.3%
Ares Management Corp.	5,347	176,932
Artisan Partners Asset Management, Inc., Class A	3,996	118,561
Assetmark Financial Holdings, Inc.*	1,099	27,508
Associated Capital Group, Inc., Class A	154	5,559
B. Riley Financial, Inc.	1,639	47,875
BlackRock Capital Investment Corp.	2	10
Blucora, Inc.*	3,841	90,417
Brightsphere Investment Group, Inc.	5,530	53,254
Cohen & Steers, Inc.	1,819	122,109
Cowen, Inc., Class A*	2,298	35,205
Diamond Hill Investment Group, Inc.	256	34,957
Donnelley Financial Solutions, Inc.*	2,490	25,000
Federated Investors, Inc., Class B	7,701	258,138
Focus Financial Partners, Inc., Class A*	2,418	67,970
GAIN Capital Holdings, Inc.	1,545	6,412
GAMCO Investors, Inc., Class A	424	7,624
Greenhill & Co., Inc.	1,301	22,130
Hamilton Lane, Inc., Class A	1,741	100,978
Hercules Capital, Inc.	6	86
Houlihan Lokey, Inc.	3,293	156,977
INTL. FCStone, Inc.*	1,272	50,880
Ladenburg Thalmann Financial Services, Inc.	9,487	33,110
Moelis & Co., Class A	3,792	124,984
Oppenheimer Holdings, Inc., Class A	762	21,725
Piper Jaffray Cos.	1,098	88,806
PJT Partners, Inc., Class A	1,806	76,972
Prospect Capital Corp.	3	20
Pzena Investment Management, Inc., Class A	1,411	12,544
Safeguard Scientifics, Inc.*	1,555	17,914
Sculptor Capital Management, Inc., Class A	1,346	26,085
Siebert Financial Corp.*(b)	605	6,437
Silvercrest Asset Management Group, Inc., Class A	690	8,935
Stifel Financial Corp.	5,402	337,761
Value Line, Inc.	84	2,302
Virtus Investment Partners, Inc.	532	62,670
Waddell & Reed Financial, Inc., Class A	5,762	93,056
Westwood Holdings Group, Inc.	651	20,090
WisdomTree Investments, Inc.	10,644	51,730
		2,393,723
Chemicals - 1.6%
Advanced Emissions Solutions, Inc.(b)	1,315	13,374
AdvanSix, Inc.*	2,227	45,052
American Vanguard Corp.	2,304	37,094
Amyris, Inc.*(b)	2,975	11,960
Balchem Corp.	2,571	256,149
Chase Corp.	585	68,825
Ferro Corp.*	6,517	93,975
Flotek Industries, Inc.*	4,293	7,599
FutureFuel Corp.	2,063	23,147
GCP Applied Technologies, Inc.*	4,320	96,638
Hawkins, Inc.	779	32,188
HB Fuller Co.	4,068	202,912
Ingevity Corp.*	3,358	303,261
Innophos Holdings, Inc.	1,566	49,955
Innospec, Inc.	1,940	190,896
Intrepid Potash, Inc.*	7,612	17,355
Koppers Holdings, Inc.*	1,503	55,686
Kraton Corp.*	2,499	56,302
Kronos Worldwide, Inc.	1,809	24,910
Livent Corp.*	11,712	91,354
LSB Industries, Inc.*	1,795	7,108
Marrone Bio Innovations, Inc.*(b)	4,142	4,473
Minerals Technologies, Inc.	2,813	151,902
OMNOVA Solutions, Inc.*	3,499	35,410

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Orion Engineered Carbons SA	4,812	87,482
PolyOne Corp.	6,128	193,216
PQ Group Holdings, Inc.*	3,025	47,977
Quaker Chemical Corp.	1,047	156,244
Rayonier Advanced Materials, Inc.	3,898	15,280
Sensient Technologies Corp.	3,384	214,173
Stepan Co.	1,635	158,432
Trecora Resources*	1,704	13,121
Tredegar Corp.	2,081	44,804
Trinseo SA	3,217	122,214
Tronox Holdings plc, Class A	7,289	84,407
Valhi, Inc.	2,313	4,487
		3,019,362
Commercial Services & Supplies - 2.4%
ABM Industries, Inc.	5,317	201,993
ACCO Brands Corp.	7,695	70,409
Advanced Disposal Services, Inc.*	5,803	191,209
Brady Corp., Class A	3,817	217,569
BrightView Holdings, Inc.*	2,492	39,972
Brink’s Co. (The)	3,987	370,791
Casella Waste Systems, Inc., Class A*	3,559	166,241
CECO Environmental Corp.*	2,455	19,321
Charah Solutions, Inc.*	743	1,739
Cimpress NV*	1,733	222,067
CompX International, Inc.	131	1,992
Covanta Holding Corp.	9,423	138,612
Deluxe Corp.	3,436	175,511
Ennis, Inc.	2,035	42,002
Healthcare Services Group, Inc.	5,941	149,416
Heritage-Crystal Clean, Inc.*	1,201	37,147
Herman Miller, Inc.	4,706	224,853
HNI Corp.	3,421	134,411
Interface, Inc.	4,621	77,587
Kimball International, Inc., Class B	2,847	60,869
Knoll, Inc.	3,915	107,897
LSC Communications, Inc.	2,616	1,129
Matthews International Corp., Class A	2,462	94,418
McGrath RentCorp	1,934	141,839
Mobile Mini, Inc.	3,572	135,593
MSA Safety, Inc.	2,814	348,739
NL Industries, Inc.*	669	2,836
PICO Holdings, Inc.*	1,460	16,031
Pitney Bowes, Inc.	13,683	64,447
Quad/Graphics, Inc.	2,567	11,526
RR Donnelley & Sons Co.	5,639	22,387
SP Plus Corp.*	1,822	79,895
Steelcase, Inc., Class A	6,943	125,807
Team, Inc.*	2,378	38,452
Tetra Tech, Inc.	4,359	384,856
UniFirst Corp.	1,209	249,356
US Ecology, Inc.	1,761	96,836
Viad Corp.	1,600	100,640
VSE Corp.	696	28,390
		4,594,785
Communications Equipment - 1.0%
Acacia Communications, Inc.*	3,029	201,853
ADTRAN, Inc.	3,805	34,968
Applied Optoelectronics, Inc.*	1,517	16,232
CalAmp Corp.*	2,609	27,368
Calix, Inc.*	3,731	28,915
Cambium Networks Corp.*	347	2,516
Casa Systems, Inc.*	2,527	9,299
Clearfield, Inc.*	894	12,132
Comtech Telecommunications Corp.	1,876	70,894
DASAN Zhone Solutions, Inc.*	630	5,021
Digi International, Inc.*	2,216	39,533
Extreme Networks, Inc.*	9,335	65,625
Harmonic, Inc.*	6,879	56,821
Infinera Corp.*	14,010	89,384
Inseego Corp.*(b)	3,595	22,828
InterDigital, Inc.	2,492	141,546
KVH Industries, Inc.*	1,294	14,816
Lumentum Holdings, Inc.*	6,108	449,915
NETGEAR, Inc.*	2,455	61,645
NetScout Systems, Inc.*	5,815	146,538
Plantronics, Inc.	2,669	67,633
Ribbon Communications, Inc.*	4,764	13,959
TESSCO Technologies, Inc.	515	5,778
Viavi Solutions, Inc.*	18,359	275,752
		1,860,971
Construction & Engineering - 0.9%
Aegion Corp.*	2,432	52,677
Ameresco, Inc., Class A*	1,753	28,662
Arcosa, Inc.	3,888	152,448
Argan, Inc.	1,175	43,052
Comfort Systems USA, Inc.	2,904	148,394
Concrete Pumping Holdings, Inc.*	1,285	6,168
Construction Partners, Inc., Class A*	1,003	19,859
Dycom Industries, Inc.*	2,428	126,377
EMCOR Group, Inc.	4,459	396,539
Granite Construction, Inc.	3,746	96,497
Great Lakes Dredge & Dock Corp.*	4,866	51,969
IES Holdings, Inc.*	658	14,272
MasTec, Inc.*	4,793	317,968
MYR Group, Inc.*	1,285	44,153
Northwest Pipe Co.*	764	26,228
NV5 Global, Inc.*	828	39,819
Primoris Services Corp.	3,539	77,929
Sterling Construction Co., Inc.*	2,084	30,364
Tutor Perini Corp.*	3,184	50,721
WillScot Corp.*	4,123	73,224
		1,797,320
Construction Materials - 0.2%
Forterra, Inc.*	1,483	16,476
Summit Materials, Inc., Class A*	8,984	214,448
United States Lime & Minerals, Inc.	161	16,562
US Concrete, Inc.*	1,275	52,186
		299,672
Consumer Finance - 0.5%
Curo Group Holdings Corp.*	1,355	18,441
Elevate Credit, Inc.*	1,793	7,441
Encore Capital Group, Inc.*	2,466	89,935
Enova International, Inc.*	2,632	60,615
EZCORP, Inc., Class A*	4,061	20,792
FirstCash, Inc.	3,384	273,563
Green Dot Corp., Class A*	3,863	91,785
LendingClub Corp.*	5,254	72,558
Medallion Financial Corp.*	1,648	10,498
Nelnet, Inc., Class A	1,430	90,090
PRA Group, Inc.*	3,595	131,721
Regional Management Corp.*	712	23,140

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
World Acceptance Corp.*	500	47,495
		938,074
Containers & Packaging - 0.1%
Greif, Inc., Class A	2,066	89,148
Greif, Inc., Class B	482	26,110
Myers Industries, Inc.	2,833	46,886
UFP Technologies, Inc.*	540	25,029
		187,173
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,617	97,478
Funko, Inc., Class A*	1,425	20,335
Greenlane Holdings, Inc., Class A*(b)	496	1,681
Weyco Group, Inc.	491	12,054
		131,548
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.*	4,509	152,089
American Public Education, Inc.*	1,258	31,148
Career Education Corp.*	5,505	91,823
Carriage Services, Inc.	1,313	31,578
Chegg, Inc.*	9,266	359,243
Collectors Universe, Inc.	640	16,813
Houghton Mifflin Harcourt Co.*	8,338	48,944
K12, Inc.*	3,079	60,502
Laureate Education, Inc., Class A*	8,370	145,220
OneSpaWorld Holdings Ltd.*	3,627	59,229
Regis Corp.*	2,276	36,712
Select Interior Concepts, Inc., Class A*	1,656	17,057
Strategic Education, Inc.	1,702	241,241
WW International, Inc.*	3,732	161,558
		1,453,157
Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,464	53,148
Cannae Holdings, Inc.*	5,398	202,371
FGL Holdings	11,645	106,319
GWG Holdings, Inc.*(b)	145	1,508
Marlin Business Services Corp.	699	14,987
On Deck Capital, Inc.*	5,309	21,820
		400,153
Diversified Telecommunication Services - 0.4%
Anterix, Inc.*	859	36,482
ATN International, Inc.	884	49,637
Bandwidth, Inc., Class A*	1,284	71,814
Cincinnati Bell, Inc.*	3,960	25,700
Cogent Communications Holdings, Inc.	3,355	210,291
Consolidated Communications Holdings, Inc.	5,629	20,433
Frontier Communications Corp.*(b)	8,376	5,653
IDT Corp., Class B*	1,330	9,483
Intelsat SA*	5,354	32,552
Iridium Communications, Inc.*	7,909	184,280
Ooma, Inc.*	1,548	21,486
ORBCOMM, Inc.*	5,941	23,824
Pareteum Corp.*(b)	8,578	3,740
Vonage Holdings Corp.*	18,082	143,029
		838,404
Electric Utilities - 0.9%
ALLETE, Inc.	4,139	331,575
El Paso Electric Co.	3,242	219,873
Genie Energy Ltd., Class B	1,148	9,287
MGE Energy, Inc.	2,787	216,048
Otter Tail Corp.	3,148	154,756
PNM Resources, Inc.	6,350	307,658
Portland General Electric Co.	7,167	397,840
Spark Energy, Inc., Class A	944	10,412
		1,647,449
Electrical Equipment - 0.8%
Allied Motion Technologies, Inc.	564	25,267
American Superconductor Corp.*	1,678	14,011
Atkore International Group, Inc.*	3,738	155,949
AZZ, Inc.	2,075	78,995
Bloom Energy Corp., Class A*(b)	4,403	28,708
Encore Wire Corp.	1,626	94,861
Energous Corp.*	2,244	4,713
EnerSys	3,407	239,069
Generac Holdings, Inc.*	4,885	481,173
Plug Power, Inc.*(b)	18,849	73,511
Powell Industries, Inc.	712	29,612
Preformed Line Products Co.	245	17,616
Sunrun, Inc.*	9,024	125,253
Thermon Group Holdings, Inc.*	2,596	68,119
TPI Composites, Inc.*	2,307	41,641
Vicor Corp.*	1,420	58,319
Vivint Solar, Inc.*(b)	3,482	25,593
		1,562,410
Electronic Equipment, Instruments & Components - 2.3%
Airgain, Inc.*	714	6,740
Akoustis Technologies, Inc.*(b)	2,005	15,298
Anixter International, Inc.*	2,433	208,849
Arlo Technologies, Inc.*	5,902	20,421
AVX Corp.	3,761	76,536
Badger Meter, Inc.	2,284	141,608
Bel Fuse, Inc., Class B	788	13,057
Belden, Inc.	3,117	167,508
Benchmark Electronics, Inc.	3,004	103,548
Coda Octopus Group, Inc.*(b)	369	2,657
CTS Corp.	2,595	71,051
Daktronics, Inc.	2,927	18,030
ePlus, Inc.*	1,066	89,086
Fabrinet*	2,911	176,086
FARO Technologies, Inc.*	1,375	66,990
Fitbit, Inc., Class A*	17,948	124,918
II-VI, Inc.*	7,138	208,358
Insight Enterprises, Inc.*	2,831	185,685
Iteris, Inc.*	3,206	16,575
Itron, Inc.*	2,739	219,339
KEMET Corp.	4,546	121,469
Kimball Electronics, Inc.*	1,959	34,361
Knowles Corp.*	6,497	142,284
Methode Electronics, Inc.	2,919	108,616
MTS Systems Corp.	1,434	65,132
Napco Security Technologies, Inc.*	925	28,906
nLight, Inc.*	2,639	52,595
Novanta, Inc.*	2,690	250,654
OSI Systems, Inc.*	1,330	132,322
PAR Technology Corp.*(b)	924	27,803
PC Connection, Inc.	899	44,339
Plexus Corp.*	2,309	175,253
Rogers Corp.*	1,478	192,170
Sanmina Corp.*	5,406	171,965
ScanSource, Inc.*	2,064	73,107
Tech Data Corp.*	2,906	421,050
TTM Technologies, Inc.*	7,911	106,087
Vishay Intertechnology, Inc.	10,596	210,755

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Vishay Precision Group, Inc.*	833	28,664
Wrap Technologies, Inc.*(b)	654	2,989
		4,322,861
Energy Equipment & Services - 0.8%
Archrock, Inc.	10,288	86,522
Cactus, Inc., Class A	3,760	113,514
Covia Holdings Corp.*	3,322	4,950
Diamond Offshore Drilling, Inc.*(b)	5,182	29,278
DMC Global, Inc.	1,126	51,897
Dril-Quip, Inc.*	2,890	122,131
Era Group, Inc.*	1,555	14,881
Exterran Corp.*	2,441	13,133
Forum Energy Technologies, Inc.*	6,608	8,657
Frank’s International NV*	8,512	43,411
FTS International, Inc.*	2,653	2,759
Geospace Technologies Corp.*	1,056	15,228
Helix Energy Solutions Group, Inc.*	11,331	94,047
Independence Contract Drilling, Inc.*	3,832	3,027
KLX Energy Services Holdings, Inc.*	1,662	9,390
Liberty Oilfield Services, Inc., Class A	4,249	37,561
Mammoth Energy Services, Inc.	1,037	1,628
Matrix Service Co.*	2,120	44,393
McDermott International, Inc.*	14,491	11,599
Nabors Industries Ltd.	28,159	58,008
National Energy Services Reunited Corp.*	1,893	17,321
Natural Gas Services Group, Inc.*	1,004	10,883
NCS Multistage Holdings, Inc.*	919	1,976
Newpark Resources, Inc.*	7,104	41,629
NexTier Oilfield Solutions, Inc.*	12,790	61,264
Nine Energy Service, Inc.*	1,268	6,949
Noble Corp. plc*	19,812	21,001
Oceaneering International, Inc.*	7,912	106,100
Oil States International, Inc.*	4,785	76,273
Pacific Drilling SA*	2,384	6,794
Parker Drilling Co.*(b)	744	14,210
ProPetro Holding Corp.*	6,383	55,022
RigNet, Inc.*	1,160	6,032
RPC, Inc.(b)	4,637	17,899
SEACOR Holdings, Inc.*	1,389	58,810
SEACOR Marine Holdings, Inc.*	1,573	18,609
Seadrill Ltd.*	4,681	5,243
Select Energy Services, Inc., Class A*	4,732	36,342
Smart Sand, Inc.*(b)	1,722	3,995
Solaris Oilfield Infrastructure, Inc., Class A	2,482	26,632
TETRA Technologies, Inc.*	9,677	11,903
Tidewater, Inc.*	3,073	47,017
US Silica Holdings, Inc.(b)	5,854	28,860
US Well Services, Inc.*	1,602	2,563
		1,449,341
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A(b)	4,120	33,702
Eros International plc*	5,828	15,561
Gaia, Inc.*	838	7,014
Glu Mobile, Inc.*	9,249	51,147
IMAX Corp.*	4,181	89,891
Liberty Media Corp.-Liberty Braves, Class A*	794	22,542
Liberty Media Corp.-Liberty Braves, Class C*	2,878	81,447
LiveXLive Media, Inc.*(b)	2,608	5,007
Marcus Corp. (The)	1,787	56,219
Reading International, Inc., Class A*	1,338	14,357
Rosetta Stone, Inc.*	1,642	25,517
		402,404
Equity Real Estate Investment Trusts (REITs) - 6.2%
Acadia Realty Trust	6,634	178,322
Agree Realty Corp.	3,277	245,054
Alexander & Baldwin, Inc.	5,479	118,785
Alexander’s, Inc.	169	55,155
American Assets Trust, Inc.	3,860	183,466
American Finance Trust, Inc.	8,538	126,277
Armada Hoffler Properties, Inc.	4,203	75,906
Ashford Hospitality Trust, Inc.	7,336	20,174
Bluerock Residential Growth REIT, Inc.	1,801	22,080
Braemar Hotels & Resorts, Inc.	2,397	23,515
BRT Apartments Corp.	779	14,302
CareTrust REIT, Inc.	7,626	159,231
CatchMark Timber Trust, Inc., Class A	3,914	46,459
CBL & Associates Properties, Inc.(b)	13,538	19,495
Cedar Realty Trust, Inc.	6,848	18,284
Chatham Lodging Trust	3,665	67,069
CIM Commercial Trust Corp.	108	1,566
City Office REIT, Inc.	3,095	41,566
Clipper Realty, Inc.	1,151	10,301
Community Healthcare Trust, Inc.	1,473	70,115
CoreCivic, Inc.	9,515	144,152
CorEnergy Infrastructure Trust, Inc.(b)	1,028	45,497
CorePoint Lodging, Inc.	3,193	32,281
DiamondRock Hospitality Co.	16,083	165,655
Easterly Government Properties, Inc.	6,285	146,189
EastGroup Properties, Inc.	2,963	403,531
Essential Properties Realty Trust, Inc.	6,072	158,418
Farmland Partners, Inc.(b)	2,185	14,574
First Industrial Realty Trust, Inc.	10,073	428,908
Four Corners Property Trust, Inc.	5,471	154,939
Franklin Street Properties Corp.	8,290	72,206
Front Yard Residential Corp.	3,955	45,878
GEO Group, Inc. (The)	9,504	131,725
Getty Realty Corp.	2,665	89,437
Gladstone Commercial Corp.	2,447	55,743
Gladstone Land Corp.	1,467	18,601
Global Medical REIT, Inc.	2,515	35,009
Global Net Lease, Inc.	6,740	137,429
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,056	148,394
Healthcare Realty Trust, Inc.	10,218	339,135
Hersha Hospitality Trust	2,787	39,520
Independence Realty Trust, Inc.	7,186	107,359
Industrial Logistics Properties Trust	5,177	112,030
Innovative Industrial Properties, Inc.(b)	863	66,805
Investors Real Estate Trust	931	71,985

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
iStar, Inc.	4,745	61,637
Jernigan Capital, Inc.	1,702	29,751
Kite Realty Group Trust	6,617	128,039
Lexington Realty Trust	18,297	202,731
LTC Properties, Inc.	3,144	147,171
Mack-Cali Realty Corp.	6,918	147,976
Monmouth Real Estate Investment Corp.	7,379	113,120
National Health Investors, Inc.	3,343	270,750
National Storage Affiliates Trust	4,739	158,756
New Senior Investment Group, Inc.	6,686	52,485
NexPoint Residential Trust, Inc.	1,528	73,115
Office Properties Income Trust	3,810	127,102
One Liberty Properties, Inc.	1,241	33,892
Pebblebrook Hotel Trust	10,388	272,166
Pennsylvania REIT(b)	5,545	31,939
Physicians Realty Trust	14,830	284,588
Piedmont Office Realty Trust, Inc., Class A	10,001	221,222
PotlatchDeltic Corp.	5,282	229,397
Preferred Apartment Communities, Inc., Class A	3,548	48,856
PS Business Parks, Inc.	1,599	282,367
QTS Realty Trust, Inc., Class A	4,371	231,969
Retail Opportunity Investments Corp.	8,993	164,032
Retail Value, Inc.	1,191	42,292
Rexford Industrial Realty, Inc.	8,750	418,775
RLJ Lodging Trust	13,752	235,022
RPT Realty	6,237	92,183
Ryman Hospitality Properties, Inc.	3,665	327,028
Sabra Health Care REIT, Inc.	15,089	336,183
Safehold, Inc.	849	34,682
Saul Centers, Inc.	949	50,430
Senior Housing Properties Trust	18,906	138,392
Seritage Growth Properties, Class A(b)	2,692	113,818
STAG Industrial, Inc.	10,221	316,749
Summit Hotel Properties, Inc.	8,266	100,184
Sunstone Hotel Investors, Inc.	17,928	250,992
Tanger Factory Outlet Centers, Inc.(b)	7,298	111,076
Terreno Realty Corp.	5,153	297,431
UMH Properties, Inc.	2,862	44,676
Uniti Group, Inc.	14,779	99,315
Universal Health Realty Income Trust	1,026	122,299
Urban Edge Properties	9,193	190,571
Urstadt Biddle Properties, Inc., Class A	2,362	57,562
Washington Prime Group, Inc.(b)	14,921	62,071
Washington REIT	6,406	199,034
Whitestone REIT	3,061	42,976
Xenia Hotels & Resorts, Inc.	9,054	190,677
		11,850,001
Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	2,513	58,050
BJ’s Wholesale Club Holdings, Inc.*	8,910	211,167
Chefs’ Warehouse, Inc. (The)*	1,951	69,378
HF Foods Group, Inc.*	600	16,200
Ingles Markets, Inc., Class A	1,129	50,173
Natural Grocers by Vitamin Cottage, Inc.	724	6,769
Performance Food Group Co.*	8,219	386,786
PriceSmart, Inc.	1,794	134,084
Rite Aid Corp.*(b)	4,325	39,185
SpartanNash Co.	2,863	40,540
United Natural Foods, Inc.*	4,209	38,386
Village Super Market, Inc., Class A	658	18,608
Weis Markets, Inc.	764	30,430
		1,099,756
Food Products - 1.1%
Alico, Inc.	322	10,903
B&G Foods, Inc.(b)	5,169	85,599
Bridgford Foods Corp.*	139	3,723
Calavo Growers, Inc.	1,294	115,412
Cal-Maine Foods, Inc.	2,514	109,434
Darling Ingredients, Inc.*	13,115	312,137
Farmer Brothers Co.*	845	12,819
Fresh Del Monte Produce, Inc.	2,479	81,063
Freshpet, Inc.*	2,749	147,731
Hostess Brands, Inc.*	9,543	128,353
J&J Snack Foods Corp.	1,208	223,480
John B Sanfilippo & Son, Inc.	689	67,343
Lancaster Colony Corp.	1,509	238,467
Landec Corp.*	1,952	22,370
Limoneira Co.	1,250	24,681
Sanderson Farms, Inc.	1,590	263,272
Seneca Foods Corp., Class A*	536	20,958
Simply Good Foods Co. (The)*	6,608	182,579
Tootsie Roll Industries, Inc.(b)	1,310	45,012
		2,095,336
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	1,275	116,203
New Jersey Resources Corp.	7,090	301,608
Northwest Natural Holding Co.	2,419	166,355
ONE Gas, Inc.	4,171	370,677
RGC Resources, Inc.	600	17,628
South Jersey Industries, Inc.	7,395	231,020
Southwest Gas Holdings, Inc.	4,337	328,571
Spire, Inc.	3,971	307,435
		1,839,497
Health Care Equipment & Supplies - 3.4%
Accuray, Inc.*	6,936	21,363
Alphatec Holdings, Inc.*	3,048	21,488
AngioDynamics, Inc.*	2,913	44,773
Antares Pharma, Inc.*	12,914	61,083
Apyx Medical Corp.*	2,658	21,211
AtriCure, Inc.*	2,963	88,149
Atrion Corp.	115	81,041
Avanos Medical, Inc.*	3,778	130,946
Axogen, Inc.*	2,707	46,912
Axonics Modulation Technologies, Inc.*	1,234	30,097
BioLife Solutions, Inc.*(b)	539	9,028
BioSig Technologies, Inc.*	1,252	8,501
Cardiovascular Systems, Inc.*	2,727	124,242
Cerus Corp.*	11,073	48,057
Conformis, Inc.*	5,162	9,601
CONMED Corp.	2,176	246,476
CryoLife, Inc.*	2,911	71,989
CryoPort, Inc.*(b)	2,515	39,611
Cutera, Inc.*	1,104	42,283
CytoSorbents Corp.*(b)	2,445	9,756
ElectroCore, Inc.*(b)	1,036	1,564
GenMark Diagnostics, Inc.*	4,348	24,262

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Glaukos Corp.*	2,882	184,823
Globus Medical, Inc., Class A*	6,072	339,728
Haemonetics Corp.*	4,090	493,254
Heska Corp.*	553	52,812
Inogen, Inc.*	1,460	107,471
Integer Holdings Corp.*	2,595	196,831
IntriCon Corp.*	654	12,308
Invacare Corp.	2,686	23,449
iRadimed Corp.*	359	7,891
iRhythm Technologies, Inc.*	1,976	142,450
Lantheus Holdings, Inc.*	3,047	63,682
LeMaitre Vascular, Inc.	1,292	45,956
LivaNova plc*	3,878	324,821
Meridian Bioscience, Inc.	3,363	30,771
Merit Medical Systems, Inc.*	4,279	119,812
Mesa Laboratories, Inc.	307	71,875
Misonix, Inc.*	588	12,095
Natus Medical, Inc.*	2,694	86,181
Neogen Corp.*	4,094	272,538
Neuronetics, Inc.*	1,046	4,519
Nevro Corp.*	2,388	266,931
Novocure Ltd.*	6,936	639,360
NuVasive, Inc.*	4,146	299,507
OraSure Technologies, Inc.*	4,910	39,771
Orthofix Medical, Inc.*	1,444	65,558
OrthoPediatrics Corp.*	713	28,049
Pulse Biosciences, Inc.*(b)	897	13,024
Quidel Corp.*	2,828	194,057
Rockwell Medical, Inc.*(b)	4,938	11,259
RTI Surgical Holdings, Inc.*	4,535	8,390
SeaSpine Holdings Corp.*	1,267	16,762
Senseonics Holdings, Inc.*(b)	9,778	10,169
Shockwave Medical, Inc.*(b)	527	20,637
SI-BONE, Inc.*	1,284	22,842
Sientra, Inc.*	3,078	26,348
Silk Road Medical, Inc.*(b)	933	33,607
Soliton, Inc.*(b)	422	4,794
STAAR Surgical Co.*	3,549	130,816
Surmodics, Inc.*	1,046	42,928
Tactile Systems Technology, Inc.*	1,450	93,105
Tandem Diabetes Care, Inc.*	4,476	308,978
TransEnterix, Inc.*(b)	14,696	2,954
TransMedics Group, Inc.*(b)	527	9,881
Utah Medical Products, Inc.	277	29,589
Vapotherm, Inc.*	1,171	12,951
Varex Imaging Corp.*	3,007	90,030
ViewRay, Inc.*(b)	5,631	18,695
Wright Medical Group NV*	10,075	299,933
Zynex, Inc.(b)	1,243	13,052
		6,529,677
Health Care Providers & Services - 1.9%
Addus HomeCare Corp.*	842	78,483
Amedisys, Inc.*	2,505	408,215
American Renal Associates Holdings, Inc.*	1,464	13,849
AMN Healthcare Services, Inc.*	3,677	218,671
Apollo Medical Holdings, Inc.*(b)	456	8,331
Avalon GloboCare Corp.*	1,731	2,683
BioTelemetry, Inc.*	2,650	122,721
Brookdale Senior Living, Inc.*	14,741	105,251
Catasys, Inc.*(b)	575	8,855
Community Health Systems, Inc.*	6,879	22,013
CorVel Corp.*	720	59,407
Cross Country Healthcare, Inc.*	2,852	34,424
Diplomat Pharmacy, Inc.*	4,666	24,030
Ensign Group, Inc. (The)	4,040	175,457
Enzo Biochem, Inc.*	3,523	9,336
Genesis Healthcare, Inc.*	6,688	11,236
Hanger, Inc.*	2,893	75,797
HealthEquity, Inc.*	5,530	347,782
Joint Corp. (The)*	1,043	19,973
LHC Group, Inc.*	2,405	320,827
Magellan Health, Inc.*	1,751	136,105
National HealthCare Corp.	978	83,130
National Research Corp.	960	61,930
Option Care Health, Inc.*	9,836	30,590
Owens & Minor, Inc.	4,922	32,584
Patterson Cos., Inc.	6,677	129,934
Pennant Group, Inc. (The)*	2,018	47,262
PetIQ, Inc.*(b)	1,548	35,604
Providence Service Corp. (The)*	931	55,571
R1 RCM, Inc.*	8,289	106,845
RadNet, Inc.*	3,356	64,301
Select Medical Holdings Corp.*	8,785	194,236
Surgery Partners, Inc.*	1,920	26,458
Tenet Healthcare Corp.*	8,214	264,491
Tivity Health, Inc.*	3,790	85,843
Triple-S Management Corp., Class B*	1,831	35,064
US Physical Therapy, Inc.	1,004	117,327
		3,574,616
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*	13,244	142,770
Castlight Health, Inc., Class B*	8,139	11,313
Computer Programs & Systems, Inc.	1,015	26,989
Evolent Health, Inc., Class A*	5,914	42,640
Health Catalyst, Inc.*	648	25,745
HealthStream, Inc.*	2,081	60,620
HMS Holdings Corp.*	6,931	209,316
Inovalon Holdings, Inc., Class A*	5,683	102,294
Inspire Medical Systems, Inc.*	1,064	75,501
Livongo Health, Inc.*	1,158	33,073
NextGen Healthcare, Inc.*	4,367	80,440
Omnicell, Inc.*	3,309	264,687
OptimizeRx Corp.*	1,102	11,791
Phreesia, Inc.*	817	22,974
Simulations Plus, Inc.	954	31,883
Tabula Rasa HealthCare, Inc.*(b)	1,557	69,458
Teladoc Health, Inc.*	5,704	477,653
Vocera Communications, Inc.*	2,487	53,968
		1,743,115
Hotels, Restaurants & Leisure - 2.3%
BBX Capital Corp.	5,231	23,958
Biglari Holdings, Inc., Class B*	75	8,460
BJ’s Restaurants, Inc.	1,631	67,116
Bloomin’ Brands, Inc.	6,950	167,147
Bluegreen Vacations Corp.	572	5,646
Boyd Gaming Corp.	6,436	189,283
Brinker International, Inc.	2,984	133,683
Carrols Restaurant Group, Inc.*	2,787	22,073
Century Casinos, Inc.*	2,177	17,634
Cheesecake Factory, Inc. (The)(b)	3,322	144,872
Churchill Downs, Inc.	2,806	364,808
Chuy’s Holdings, Inc.*	1,323	38,129
Cracker Barrel Old Country Store, Inc.(b)	1,538	236,452

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Dave & Buster’s Entertainment, Inc.	2,910	116,924
Del Taco Restaurants, Inc.*	2,306	17,272
Denny’s Corp.*	4,625	90,372
Dine Brands Global, Inc.	1,305	108,158
Drive Shack, Inc.*	4,826	18,532
El Pollo Loco Holdings, Inc.*	1,649	26,582
Eldorado Resorts, Inc.*(b)	5,261	281,516
Everi Holdings, Inc.*	5,487	73,910
Fiesta Restaurant Group, Inc.*	1,873	18,543
Golden Entertainment, Inc.*	1,365	24,734
Habit Restaurants, Inc. (The), Class A*	1,643	17,481
Inspired Entertainment, Inc.*	705	4,928
J Alexander’s Holdings, Inc.*	1,026	10,640
Jack in the Box, Inc.	2,062	163,496
Kura Sushi USA, Inc., Class A*	267	6,926
Lindblad Expeditions Holdings, Inc.*	1,834	28,427
Marriott Vacations Worldwide Corp.	3,423	420,481
Monarch Casino & Resort, Inc.*	906	41,314
Nathan’s Famous, Inc.	234	17,445
Noodles & Co.*	2,280	14,364
Papa John’s International, Inc.	1,765	111,689
Penn National Gaming, Inc.*	8,773	202,042
PlayAGS, Inc.*	2,124	24,405
Potbelly Corp.*	1,684	8,521
RCI Hospitality Holdings, Inc.	722	13,285
Red Lion Hotels Corp.*	1,925	6,718
Red Robin Gourmet Burgers, Inc.*	1,036	28,252
Red Rock Resorts, Inc., Class A	5,576	130,478
Ruth’s Hospitality Group, Inc.	2,253	52,653
Scientific Games Corp.*	4,453	121,834
SeaWorld Entertainment, Inc.*	3,766	110,268
Shake Shack, Inc., Class A*	2,316	143,546
Target Hospitality Corp.*(b)	2,638	12,478
Texas Roadhouse, Inc.	5,274	305,364
Twin River Worldwide Holdings, Inc.	1,571	38,175
Wingstop, Inc.	2,343	187,440
		4,418,454
Household Durables - 1.5%
Bassett Furniture Industries, Inc.	785	11,948
Beazer Homes USA, Inc.*	2,295	35,159
Cavco Industries, Inc.*	688	137,607
Century Communities, Inc.*	2,093	59,651
Ethan Allen Interiors, Inc.	1,918	34,294
Flexsteel Industries, Inc.	597	10,973
GoPro, Inc., Class A*(b)	10,055	40,622
Green Brick Partners, Inc.*	1,941	22,147
Hamilton Beach Brands Holding Co., Class A	524	10,302
Helen of Troy Ltd.*	2,005	323,647
Hooker Furniture Corp.	929	22,120
Installed Building Products, Inc.*	1,809	129,705
iRobot Corp.*(b)	2,192	95,484
KB Home	6,847	236,769
La-Z-Boy, Inc.	3,582	113,191
Legacy Housing Corp.*	460	7,369
LGI Homes, Inc.*	1,600	115,632
Lifetime Brands, Inc.	947	6,174
Lovesac Co. (The)*	700	10,682
M/I Homes, Inc.*	2,120	93,852
MDC Holdings, Inc.	3,963	156,816
Meritage Homes Corp.*	2,894	192,567
Purple Innovation, Inc.*	299	2,392
Skyline Champion Corp.*	4,021	133,417
Sonos, Inc.*	5,640	78,114
Taylor Morrison Home Corp., Class A*	8,405	195,164
TopBuild Corp.*	2,710	298,859
TRI Pointe Group, Inc.*	11,287	175,851
Tupperware Brands Corp.	3,896	32,921
Universal Electronics, Inc.*	1,074	59,714
William Lyon Homes, Class A*	2,538	52,993
ZAGG, Inc.*	2,239	17,196
		2,913,332
Household Products - 0.2%
Central Garden & Pet Co.*	836	22,054
Central Garden & Pet Co., Class A*	3,355	83,908
Oil-Dri Corp. of America	413	14,988
WD-40 Co.	1,097	211,842
		332,792
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp.*	8,536	20,145
Clearway Energy, Inc., Class A	2,784	52,840
Clearway Energy, Inc., Class C	5,889	116,779
Ormat Technologies, Inc.	3,160	242,846
Pattern Energy Group, Inc., Class A	7,054	194,126
Sunnova Energy International, Inc.*	1,072	11,020
TerraForm Power, Inc., Class A	5,835	90,501
		728,257
Industrial Conglomerates - 0.0%(c)
Raven Industries, Inc.	2,864	98,436

Insurance - 2.0%
Ambac Financial Group, Inc.*	3,608	75,119
American Equity Investment Life Holding Co.*	7,200	213,984
AMERISAFE, Inc.	1,526	103,158
Argo Group International Holdings Ltd.	2,608	171,554
Citizens, Inc.*(b)	3,949	26,932
CNO Financial Group, Inc.	12,460	225,775
Crawford & Co., Class A	1,320	14,467
Donegal Group, Inc., Class A	826	12,084
eHealth, Inc.*	1,785	164,684
Employers Holdings, Inc.	2,521	108,327
Enstar Group Ltd.*	918	187,465
FBL Financial Group, Inc., Class A	773	44,502
FedNat Holding Co.	923	13,762
Genworth Financial, Inc., Class A*	40,422	160,071
Global Indemnity Ltd.	664	19,103
Goosehead Insurance, Inc., Class A(b)	912	36,954
Greenlight Capital Re Ltd., Class A*	2,329	24,315
Hallmark Financial Services, Inc.*	1,043	19,890
HCI Group, Inc.	500	23,150
Health Insurance Innovations, Inc., Class A*(b)	780	14,017
Heritage Insurance Holdings, Inc.	2,128	29,132
Horace Mann Educators Corp.	3,303	143,383
Independence Holding Co.	397	16,777
Investors Title Co.	112	17,948
James River Group Holdings Ltd.	2,365	93,559

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Kinsale Capital Group, Inc.	1,632	165,256
MBIA, Inc.*	6,359	59,329
National General Holdings Corp.	5,412	115,222
National Western Life Group, Inc., Class A	181	45,654
NI Holdings, Inc.*	762	12,756
Palomar Holdings, Inc.*	470	25,648
ProAssurance Corp.	4,256	160,026
ProSight Global, Inc.*	729	12,517
Protective Insurance Corp., Class B	732	12,349
RLI Corp.	3,190	291,470
Safety Insurance Group, Inc.	1,178	115,032
Selective Insurance Group, Inc.	4,674	309,512
State Auto Financial Corp.	1,373	45,007
Stewart Information Services Corp.	1,873	80,108
Third Point Reinsurance Ltd.*	5,901	56,355
Tiptree, Inc.	1,986	15,471
Trupanion, Inc.*(b)	2,270	77,362
United Fire Group, Inc.	1,691	74,303
United Insurance Holdings Corp.	1,647	20,900
Universal Insurance Holdings, Inc.	2,442	71,062
Watford Holdings Ltd.*	1,616	43,713
		3,769,164
Interactive Media & Services - 0.4%
Care.com, Inc.*	1,723	21,589
Cargurus, Inc.*	5,928	237,654
Cars.com, Inc.*	5,357	71,195
DHI Group, Inc.*	4,084	13,763
Eventbrite, Inc., Class A*	2,918	62,766
EverQuote, Inc., Class A*	701	24,682
Liberty TripAdvisor Holdings, Inc., Class A*	5,798	40,180
Meet Group, Inc. (The)*	5,869	28,406
QuinStreet, Inc.*	3,617	56,932
Travelzoo*	419	4,328
TrueCar, Inc.*	8,269	43,412
Yelp, Inc.*	5,538	192,058
		796,965
Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc., Class A*	1,981	26,684
Duluth Holdings, Inc., Class B*(b)	858	7,919
Groupon, Inc.*	36,076	104,621
Lands’ End, Inc.*	847	9,978
Leaf Group Ltd.*	1,380	5,106
Liquidity Services, Inc.*	2,187	15,287
PetMed Express, Inc.(b)	1,564	35,706
Quotient Technology, Inc.*	5,991	62,486
RealReal, Inc. (The)*(b)	1,396	24,011
Rubicon Project, Inc. (The)*	3,916	31,641
Shutterstock, Inc.*	1,525	63,410
Stamps.com, Inc.*	1,337	116,653
Stitch Fix, Inc., Class A*(b)	3,350	78,993
Waitr Holdings, Inc.*(b)	4,608	1,751
		584,246
IT Services - 2.0%
Brightcove, Inc.*	3,063	27,383
Carbonite, Inc.*	2,643	60,789
Cardtronics plc, Class A*	2,982	125,900
Cass Information Systems, Inc.	1,125	63,529
Conduent, Inc.*	13,820	93,561
CSG Systems International, Inc.	2,626	150,181
Endurance International Group Holdings, Inc.*	5,716	23,150
EVERTEC, Inc.	4,843	157,010
Evo Payments, Inc., Class A*	2,833	79,522
Exela Technologies, Inc.*	3,580	1,160
ExlService Holdings, Inc.*	2,676	186,812
GTT Communications, Inc.*(b)	2,656	23,559
Hackett Group, Inc. (The)	1,952	29,924
I3 Verticals, Inc., Class A*	1,157	31,609
Information Services Group, Inc.*	2,848	7,006
International Money Express, Inc.*	1,085	14,745
KBR, Inc.	11,310	336,699
Limelight Networks, Inc.*	9,043	38,614
LiveRamp Holdings, Inc.*	5,354	268,182
ManTech International Corp., Class A	2,138	165,866
MAXIMUS, Inc.	5,079	379,147
NIC, Inc.	5,250	119,122
Paysign, Inc.*(b)	2,378	24,398
Perficient, Inc.*	2,577	108,956
Perspecta, Inc.	11,293	311,461
Presidio, Inc.	3,683	60,806
PRGX Global, Inc.*	1,664	7,488
Priority Technology Holdings, Inc.*	524	1,787
Science Applications International Corp.	4,740	404,559
StarTek, Inc.*	1,324	10,513
Sykes Enterprises, Inc.*	3,052	107,247
TTEC Holdings, Inc.	1,143	52,498
Tucows, Inc., Class A*(b)	753	42,733
Unisys Corp.*	4,068	46,294
Verra Mobility Corp.*	9,255	138,547
Virtusa Corp.*	2,321	103,725
		3,804,482
Leisure Products - 0.3%
Acushnet Holdings Corp.	2,809	84,467
American Outdoor Brands Corp.*	4,320	37,757
Callaway Golf Co.	7,464	155,102
Clarus Corp.	1,872	23,568
Escalade, Inc.	854	9,693
Johnson Outdoors, Inc., Class A	394	25,452
Malibu Boats, Inc., Class A*	1,656	65,478
Marine Products Corp.	590	8,927
MasterCraft Boat Holdings, Inc.*	1,469	24,400
Sturm Ruger & Co., Inc.	1,335	60,809
Vista Outdoor, Inc.*	4,617	38,229
YETI Holdings, Inc.*(b)	3,260	103,733
		637,615
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc.*(b)	2,177	32,524
Cambrex Corp.*	2,691	161,379
ChromaDex Corp.*(b)	3,150	11,466
Codexis, Inc.*	4,221	65,594
Fluidigm Corp.*	5,520	13,911
Luminex Corp.	3,356	70,912
Medpace Holdings, Inc.*	2,205	169,057
NanoString Technologies, Inc.*	2,669	71,850
NeoGenomics, Inc.*	7,612	196,466
Pacific Biosciences of California, Inc.*	11,364	58,411
Personalis, Inc.*	711	6,328
Quanterix Corp.*	1,037	26,267
Syneos Health, Inc.*	4,973	273,068
		1,157,233

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Machinery - 3.3%
Actuant Corp., Class A	4,454	109,390
Alamo Group, Inc.	779	89,429
Albany International Corp., Class A	2,446	204,681
Altra Industrial Motion Corp.	5,137	168,853
Astec Industries, Inc.	1,785	66,866
Barnes Group, Inc.	3,764	222,791
Blue Bird Corp.*	1,209	24,603
Briggs & Stratton Corp.	3,255	17,414
Chart Industries, Inc.*	2,877	158,810
CIRCOR International, Inc.*	1,558	69,113
Columbus McKinnon Corp.	1,840	75,587
Commercial Vehicle Group, Inc.*	2,425	17,315
Douglas Dynamics, Inc.	1,790	96,857
Eastern Co. (The)	431	11,844
Energy Recovery, Inc.*	2,967	25,843
EnPro Industries, Inc.	1,643	109,079
ESCO Technologies, Inc.	2,039	179,575
Evoqua Water Technologies Corp.*	5,979	113,242
Federal Signal Corp.	4,771	157,157
Franklin Electric Co., Inc.	3,692	204,795
Gencor Industries, Inc.*	727	9,124
Gorman-Rupp Co. (The)	1,407	52,073
Graham Corp.	766	16,270
Greenbrier Cos., Inc. (The)	2,563	72,123
Harsco Corp.*	6,354	141,377
Helios Technologies, Inc.	2,339	104,740
Hillenbrand, Inc.	5,832	184,408
Hurco Cos., Inc.	506	18,105
Hyster-Yale Materials Handling, Inc.	808	47,858
John Bean Technologies Corp.	2,492	272,999
Kadant, Inc.	878	85,517
Kennametal, Inc.	6,559	228,450
LB Foster Co., Class A*	798	15,114
Lindsay Corp.	862	77,770
Luxfer Holdings plc	2,086	36,442
Lydall, Inc.*	1,362	25,360
Manitowoc Co., Inc. (The)*	2,801	44,816
Meritor, Inc.*	6,337	160,009
Miller Industries, Inc.	883	32,362
Mueller Industries, Inc.	4,429	139,026
Mueller Water Products, Inc., Class A	12,534	141,384
Navistar International Corp.*	3,959	129,261
NN, Inc.	3,351	29,187
Omega Flex, Inc.	231	22,132
Park-Ohio Holdings Corp.	695	21,983
Proto Labs, Inc.*	2,154	208,701
RBC Bearings, Inc.*	1,937	321,310
REV Group, Inc.	2,168	28,184
Rexnord Corp.*	8,407	265,577
Spartan Motors, Inc.	2,739	48,617
SPX Corp.*	3,489	166,704
SPX FLOW, Inc.*	3,344	158,506
Standex International Corp.	1,003	77,412
Tennant Co.	1,436	106,925
Terex Corp.	5,061	142,062
Titan International, Inc.	4,005	11,735
TriMas Corp.*	3,630	112,457
Twin Disc, Inc.*	825	8,398
Wabash National Corp.	4,286	67,505
Watts Water Technologies, Inc., Class A	2,205	213,797
Welbilt, Inc.*	10,370	173,075
		6,342,099
Marine - 0.1%
Costamare, Inc.	3,921	32,270
Eagle Bulk Shipping, Inc.*	3,535	16,862
Genco Shipping & Trading Ltd.	1,211	12,715
Matson, Inc.	3,395	128,127
Safe Bulkers, Inc.*	4,065	7,114
Scorpio Bulkers, Inc.	4,355	26,653
		223,741
Media - 0.8%
Boston Omaha Corp., Class A*(b)	825	17,597
Cardlytics, Inc.*	1,098	61,543
Central European Media Enterprises Ltd., Class A*	7,080	31,860
Clear Channel Outdoor Holdings, Inc.*	3,901	9,674
comScore, Inc.*	3,910	15,992
Cumulus Media, Inc., Class A*	1,148	19,906
Daily Journal Corp.*(b)	91	25,853
Emerald Expositions Events, Inc.	1,974	19,760
Entercom Communications Corp., Class A	9,875	46,709
Entravision Communications Corp., Class A	4,847	13,765
EW Scripps Co. (The), Class A	4,369	65,185
Fluent, Inc.*	3,405	5,584
Gannett Co., Inc.(b)	9,353	59,485
Gray Television, Inc.*	7,270	147,145
Hemisphere Media Group, Inc.*	1,351	18,914
Lee Enterprises, Inc.*	4,275	8,294
Liberty Latin America Ltd., Class A*	3,692	65,718
Liberty Latin America Ltd., Class C*	9,090	163,075
Loral Space & Communications, Inc.*	1,024	34,673
Marchex, Inc., Class B*	2,867	11,525
MDC Partners, Inc., Class A*	4,517	10,525
Meredith Corp.	3,179	111,392
MSG Networks, Inc., Class A*	4,673	75,890
National CineMedia, Inc.	4,975	33,382
Saga Communications, Inc., Class A	304	9,345
Scholastic Corp.	2,358	87,553
TechTarget, Inc.*	1,812	48,054
TEGNA, Inc.	17,365	266,553
Tribune Publishing Co.	1,399	17,515
WideOpenWest, Inc.*	1,968	12,064
		1,514,530
Metals & Mining - 1.1%
AK Steel Holding Corp.*	25,152	69,420
Allegheny Technologies, Inc.*	10,044	231,615
Carpenter Technology Corp.	3,761	197,716
Century Aluminum Co.*	4,011	28,278
Cleveland-Cliffs, Inc.(b)	21,464	171,497
Coeur Mining, Inc.*	17,570	115,259
Commercial Metals Co.	9,417	201,147
Compass Minerals International, Inc.	2,724	150,555
Gold Resource Corp.	4,848	21,622
Haynes International, Inc.	991	36,390
Hecla Mining Co.	38,469	95,018

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Kaiser Aluminum Corp.	1,276	139,824
Materion Corp.	1,620	95,353
Mayville Engineering Co., Inc.*	503	4,703
Novagold Resources, Inc.*	18,482	128,635
Olympic Steel, Inc.	737	12,352
Ramaco Resources, Inc.*(b)	653	2,233
Ryerson Holding Corp.*	1,292	13,773
Schnitzer Steel Industries, Inc., Class A	2,051	44,199
SunCoke Energy, Inc.	6,125	31,360
Synalloy Corp.*	664	8,592
TimkenSteel Corp.*	3,214	18,705
Warrior Met Coal, Inc.	4,128	84,748
Worthington Industries, Inc.	3,087	118,232
		2,021,226
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AG Mortgage Investment Trust, Inc.	2,597	40,435
Anworth Mortgage Asset Corp.	7,798	27,449
Apollo Commercial Real Estate Finance, Inc.	12,322	225,123
Ares Commercial Real Estate Corp.	2,156	33,720
Arlington Asset Investment Corp., Class A	2,883	16,866
ARMOUR Residential REIT, Inc.	4,706	81,226
Blackstone Mortgage Trust, Inc., Class A	10,079	369,194
Capstead Mortgage Corp.	7,467	58,093
Cherry Hill Mortgage Investment Corp.	1,253	18,770
Colony Credit Real Estate, Inc.	6,459	85,582
Dynex Capital, Inc.	1,913	32,311
Ellington Financial, Inc.	2,446	44,297
Exantas Capital Corp.	2,435	29,317
Granite Point Mortgage Trust, Inc.	4,330	78,676
Great Ajax Corp.	1,330	20,256
Invesco Mortgage Capital, Inc.	11,472	186,305
KKR Real Estate Finance Trust, Inc.	2,017	40,723
Ladder Capital Corp.	8,221	142,141
New York Mortgage Trust, Inc.	18,712	116,576
Orchid Island Capital, Inc.(b)	5,056	28,718
PennyMac Mortgage Investment Trust	6,918	159,737
Ready Capital Corp.	2,491	39,283
Redwood Trust, Inc.	7,679	124,246
TPG RE Finance Trust, Inc.	3,958	80,149
Western Asset Mortgage Capital Corp.	4,151	42,672
		2,121,865
Multiline Retail - 0.1%
Big Lots, Inc.	3,110	64,999
Dillard’s, Inc., Class A(b)	827	59,378
JC Penney Co., Inc.*(b)	25,405	28,708
		153,085
Multi-Utilities - 0.5%
Avista Corp.	5,241	247,794
Black Hills Corp.	4,878	373,508
NorthWestern Corp.	4,045	289,501
Unitil Corp.	1,167	71,234
		982,037
Oil, Gas & Consumable Fuels - 1.7%
Abraxas Petroleum Corp.*	12,790	3,287
Altus Midstream Co.*	4,023	7,764
Amplify Energy Corp.	1,043	5,736
Arch Coal, Inc., Class A	1,302	96,491
Ardmore Shipping Corp.*	2,666	21,301
Berry Petroleum Corp.	5,003	39,874
Bonanza Creek Energy, Inc.*	1,510	26,365
Brigham Minerals, Inc., Class A	1,285	24,878
California Resources Corp.*(b)	3,860	25,244
Callon Petroleum Co.*(b)	18,271	66,689
Carrizo Oil & Gas, Inc.*	7,099	45,505
Chaparral Energy, Inc., Class A*(b)	2,480	2,678
Clean Energy Fuels Corp.*	10,726	20,916
CNX Resources Corp.*	14,888	102,876
Comstock Resources, Inc.*(b)	1,204	7,645
CONSOL Energy, Inc.*	2,168	27,664
Contura Energy, Inc.*	1,516	10,112
CVR Energy, Inc.	2,363	102,531
Delek US Holdings, Inc.	5,997	205,757
Denbury Resources, Inc.*	37,390	36,885
DHT Holdings, Inc.	7,076	51,938
Diamond S Shipping, Inc.*	1,778	25,657
Dorian LPG Ltd.*	2,220	31,857
Earthstone Energy, Inc., Class A*	1,556	6,955
Energy Fuels, Inc.*	7,300	14,454
Evolution Petroleum Corp.	2,170	11,306
Extraction Oil & Gas, Inc.*	6,759	9,733
Falcon Minerals Corp.	3,081	19,872
GasLog Ltd.	3,229	30,223
Golar LNG Ltd.	7,566	98,509
Goodrich Petroleum Corp.*	727	7,139
Green Plains, Inc.	2,910	44,377
Gulfport Energy Corp.*	12,791	30,315
Hallador Energy Co.	1,623	4,853
HighPoint Resources Corp.*	8,971	11,214
International Seaways, Inc.*	2,015	53,357
Jagged Peak Energy, Inc.*(b)	5,230	34,884
Laredo Petroleum, Inc.*	14,408	31,121
Magnolia Oil & Gas Corp., Class A*(b)	8,069	87,629
Matador Resources Co.*	8,868	124,861
Montage Resources Corp.*	1,708	8,438
NACCO Industries, Inc., Class A	295	13,895
NextDecade Corp.*(b)	913	5,980
Nordic American Tankers Ltd.	11,125	40,273
Northern Oil and Gas, Inc.*	23,261	41,405
Oasis Petroleum, Inc.*	25,502	59,675
Overseas Shipholding Group, Inc., Class A*	5,167	9,042
Panhandle Oil and Gas, Inc., Class A	1,224	14,468
Par Pacific Holdings, Inc.*	2,829	70,414
PDC Energy, Inc.*	5,007	113,809
Peabody Energy Corp.	5,472	52,969
Penn Virginia Corp.*	1,081	26,106
PrimeEnergy Resources Corp.*	42	6,254
QEP Resources, Inc.	19,107	62,480
Renewable Energy Group, Inc.*	2,939	50,139
REX American Resources Corp.*	449	41,241
Ring Energy, Inc.*(b)	4,809	9,233
Roan Resources, Inc.*(b)	2,848	4,329
Rosehill Resources, Inc.*	842	985
SandRidge Energy, Inc.*	2,461	8,097
Scorpio Tankers, Inc.	3,521	121,101
SemGroup Corp., Class A	6,341	97,461

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
SFL Corp. Ltd.	6,442	91,219
SilverBow Resources, Inc.*	564	4,918
SM Energy Co.	8,948	74,358
Southwestern Energy Co.*	43,413	79,012
SRC Energy, Inc.*	19,285	68,847
Talos Energy, Inc.*	1,607	37,282
Teekay Corp.	5,482	26,368
Teekay Tankers Ltd., Class A*	1,901	35,936
Tellurian, Inc.*(b)	7,540	54,967
Unit Corp.*	4,241	3,629
Uranium Energy Corp.*(b)	14,233	12,568
W&T Offshore, Inc.*	7,517	32,173
Whiting Petroleum Corp.*	7,265	33,274
World Fuel Services Corp.	5,151	218,402
		3,241,199
Paper & Forest Products - 0.4%
Boise Cascade Co.	3,101	117,590
Clearwater Paper Corp.*	1,275	27,910
Louisiana-Pacific Corp.	9,917	294,138
Neenah, Inc.	1,336	97,234
PH Glatfelter Co.	3,477	62,064
Schweitzer-Mauduit International, Inc.	2,465	108,115
Verso Corp., Class A*	2,784	51,393
		758,444
Personal Products - 0.2%
Edgewell Personal Care Co.*	4,317	134,518
elf Beauty, Inc.*	2,095	34,714
Inter Parfums, Inc.	1,405	99,039
Lifevantage Corp.*	1,098	16,547
Medifast, Inc.(b)	907	79,734
Nature’s Sunshine Products, Inc.*	698	7,011
Revlon, Inc., Class A*(b)	551	13,670
USANA Health Sciences, Inc.*	1,029	75,734
Youngevity International, Inc.*(b)	689	3,039
		464,006
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc.*(b)	6,257	11,638
Acer Therapeutics, Inc.*(b)	402	1,399
Aclaris Therapeutics, Inc.*(b)	2,460	4,034
Aerie Pharmaceuticals, Inc.*(b)	3,371	64,015
Akorn, Inc.*	7,455	27,211
Amneal Pharmaceuticals, Inc.*	7,483	28,136
Amphastar Pharmaceuticals, Inc.*	2,865	55,896
ANI Pharmaceuticals, Inc.*	731	45,044
Arvinas, Inc.*	1,465	56,256
Assertio Therapeutics, Inc.*	5,149	3,913
Axsome Therapeutics, Inc.*	2,009	79,094
BioDelivery Sciences International, Inc.*	6,669	45,483
Cara Therapeutics, Inc.*(b)	3,179	82,590
cbdMD, Inc.*(b)	822	2,672
Cerecor, Inc.*	1,714	6,462
Chiasma, Inc.*	2,736	14,638
Collegium Pharmaceutical, Inc.*	2,565	55,737
Corcept Therapeutics, Inc.*	7,644	98,073
CorMedix, Inc.*	1,884	11,549
Cymabay Therapeutics, Inc.*	5,501	9,682
Dermira, Inc.*	3,775	30,728
Eloxx Pharmaceuticals, Inc.*(b)	2,009	10,487
Endo International plc*	17,952	91,196
Evofem Biosciences, Inc.*(b)	1,129	6,898
Evolus, Inc.*	1,207	16,886
EyePoint Pharmaceuticals, Inc.*(b)	4,942	7,611
Fulcrum Therapeutics, Inc.*(b)	362	4,471
Innoviva, Inc.*	5,100	68,748
Intersect ENT, Inc.*	2,453	53,181
Intra-Cellular Therapies, Inc.*	3,556	34,529
Kala Pharmaceuticals, Inc.*(b)	1,744	7,272
Kaleido Biosciences, Inc.*	405	3,528
Lannett Co., Inc.*(b)	2,524	22,262
Liquidia Technologies, Inc.*	1,073	4,668
Mallinckrodt plc*	6,710	25,297
Marinus Pharmaceuticals, Inc.*(b)	4,006	5,288
Menlo Therapeutics, Inc.*	1,249	4,946
MyoKardia, Inc.*	3,548	231,152
NGM Biopharmaceuticals, Inc.*	547	9,015
Ocular Therapeutix, Inc.*(b)	3,312	13,215
Odonate Therapeutics, Inc.*	935	32,145
Omeros Corp.*(b)	3,716	54,997
Optinose, Inc.*(b)	1,989	18,577
Osmotica Pharmaceuticals plc*	639	4,272
Pacira BioSciences, Inc.*	3,238	149,660
Paratek Pharmaceuticals, Inc.*(b)	2,556	7,489
Phibro Animal Health Corp., Class A	1,628	39,495
Prestige Consumer Healthcare, Inc.*	4,026	152,062
Reata Pharmaceuticals, Inc., Class A*	1,756	342,648
resTORbio, Inc.*(b)	1,225	1,470
Revance Therapeutics, Inc.*	3,516	62,936
SIGA Technologies, Inc.*	4,399	21,555
Strongbridge Biopharma plc*	2,890	5,231
Supernus Pharmaceuticals, Inc.*	3,938	92,070
TherapeuticsMD, Inc.*(b)	15,729	39,480
Theravance Biopharma, Inc.*	3,531	76,835
Tricida, Inc.*	1,743	69,650
Verrica Pharmaceuticals, Inc.*	1,029	15,507
WaVe Life Sciences Ltd.*	1,797	59,571
Xeris Pharmaceuticals, Inc.*	2,129	19,012
Zogenix, Inc.*	3,406	162,739
Zynerba Pharmaceuticals, Inc.*(b)	1,828	11,571
		2,793,872
Professional Services - 1.3%
Acacia Research Corp.*	3,881	11,527
ASGN, Inc.*	4,082	273,535
Barrett Business Services, Inc.	572	50,542
BG Staffing, Inc.	792	17,107
CBIZ, Inc.*	4,096	110,019
CRA International, Inc.	613	31,428
Exponent, Inc.	4,132	262,589
Forrester Research, Inc.	849	33,901
Franklin Covey Co.*	779	28,753
FTI Consulting, Inc.*	2,975	324,245
GP Strategies Corp.*	1,022	12,979
Heidrick & Struggles International, Inc.	1,503	46,623
Huron Consulting Group, Inc.*	1,791	120,087
ICF International, Inc.	1,450	130,108
InnerWorkings, Inc.*	3,524	16,598
Insperity, Inc.	3,095	240,698
Kelly Services, Inc., Class A	2,644	57,930
Kforce, Inc.	1,723	68,093
Korn Ferry	4,504	176,917
Mistras Group, Inc.*	1,437	19,026
Resources Connection, Inc.	2,442	37,729

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
TriNet Group, Inc.*	3,569	195,403
TrueBlue, Inc.*	3,182	74,172
Upwork, Inc.*	4,534	52,821
Willdan Group, Inc.*	801	22,836
		2,415,666
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA*	459	8,271
American Realty Investors, Inc.*	200	2,646
Consolidated-Tomoka Land Co.	391	24,512
Cushman & Wakefield plc*	8,182	158,649
eXp World Holdings, Inc.*(b)	1,303	14,268
Forestar Group, Inc.*	841	17,156
FRP Holdings, Inc.*	561	27,994
Griffin Industrial Realty, Inc.*	77	2,976
Kennedy-Wilson Holdings, Inc.	9,798	221,533
Marcus & Millichap, Inc.*	1,835	67,455
Maui Land & Pineapple Co., Inc.*	540	6,129
Newmark Group, Inc., Class A	11,466	149,631
Rafael Holdings, Inc., Class B*	841	14,230
RE/MAX Holdings, Inc., Class A	1,427	54,725
Realogy Holdings Corp.(b)	9,087	95,141
Redfin Corp.*(b)	7,051	135,943
RMR Group, Inc. (The), Class A	1,211	56,881
St Joe Co. (The)*	2,702	51,338
Stratus Properties, Inc.*	468	13,385
Tejon Ranch Co.*	1,676	27,553
Transcontinental Realty Investors, Inc.*	84	2,893
		1,153,309
Road & Rail - 0.4%
ArcBest Corp.	2,034	58,539
Avis Budget Group, Inc.*	4,724	140,539
Covenant Transportation Group, Inc., Class A*	1,007	13,524
Daseke, Inc.*	3,652	10,773
Heartland Express, Inc.	3,667	78,510
Hertz Global Holdings, Inc.*	8,104	125,612
Marten Transport Ltd.	3,133	66,200
PAM Transportation Services, Inc.*	153	7,987
Roadrunner Transportation Systems, Inc.*(b)	284	2,653
Saia, Inc.*	2,071	196,538
Universal Logistics Holdings, Inc.	662	13,200
US Xpress Enterprises, Inc., Class A*	1,744	8,371
Werner Enterprises, Inc.	3,613	132,814
YRC Worldwide, Inc.*(b)	2,662	9,290
		864,550
Semiconductors & Semiconductor Equipment - 2.3%
Adesto Technologies Corp.*(b)	2,162	15,566
Advanced Energy Industries, Inc.*	3,038	195,070
Alpha & Omega Semiconductor Ltd.*	1,599	19,012
Ambarella, Inc.*	2,522	138,054
Amkor Technology, Inc.*	7,842	94,810
Axcelis Technologies, Inc.*	2,575	55,208
AXT, Inc.*	3,075	9,717
Brooks Automation, Inc.	5,669	253,801
Cabot Microelectronics Corp.	2,316	308,978
CEVA, Inc.*	1,734	44,945
Cirrus Logic, Inc.*	4,653	333,620
Cohu, Inc.	3,215	57,034
Diodes, Inc.*	3,278	151,247
DSP Group, Inc.*	1,739	24,642
Enphase Energy, Inc.*(b)	7,335	160,417
FormFactor, Inc.*	5,937	137,382
GSI Technology, Inc.*	1,268	9,282
Ichor Holdings Ltd.*	1,757	55,433
Impinj, Inc.*	1,178	37,178
Inphi Corp.*	3,590	249,972
Lattice Semiconductor Corp.*	9,958	188,107
MACOM Technology Solutions Holdings, Inc.*	3,669	90,514
MaxLinear, Inc.*	5,205	103,423
NeoPhotonics Corp.*	3,087	25,313
NVE Corp.	381	24,228
Onto Innovation, Inc.*	3,586	120,346
PDF Solutions, Inc.*	2,258	35,767
Photronics, Inc.*	5,208	61,246
Power Integrations, Inc.	2,262	206,950
Rambus, Inc.*	8,819	115,088
Semtech Corp.*	5,263	255,045
Silicon Laboratories, Inc.*	3,433	363,658
SMART Global Holdings, Inc.*	1,044	32,155
SunPower Corp.*(b)	5,023	37,622
Synaptics, Inc.*	2,687	153,589
Ultra Clean Holdings, Inc.*	3,119	69,367
Veeco Instruments, Inc.*	3,844	52,624
Xperi Corp.	3,932	77,814
		4,364,224
Software - 4.1%
8x8, Inc.*	7,488	153,654
A10 Networks, Inc.*	4,515	30,115
ACI Worldwide, Inc.*	9,198	344,925
Agilysys, Inc.*	1,651	41,820
Alarm.com Holdings, Inc.*	2,934	127,981
Altair Engineering, Inc., Class A*	3,134	103,955
American Software, Inc., Class A	2,303	36,410
Appfolio, Inc., Class A*	1,255	141,715
Appian Corp.*(b)	2,491	107,312
Avaya Holdings Corp.*	8,857	113,104
Benefitfocus, Inc.*(b)	2,366	56,737
Blackbaud, Inc.	3,900	323,232
Blackline, Inc.*	3,416	183,849
Bottomline Technologies DE, Inc.*	3,422	169,355
Box, Inc., Class A*	11,443	208,720
ChannelAdvisor Corp.*	2,131	20,223
Cision Ltd.*	7,312	72,681
Cloudera, Inc.*(b)	18,850	186,238
CommVault Systems, Inc.*	3,225	163,249
Cornerstone OnDemand, Inc.*	4,549	280,537
Digimarc Corp.*(b)	935	30,275
Digital Turbine, Inc.*	6,264	55,624
Domo, Inc., Class B*	1,398	26,282
Ebix, Inc.	1,858	64,621
eGain Corp.*	1,627	12,414
Envestnet, Inc.*	3,815	271,666
Everbridge, Inc.*	2,655	233,481
Five9, Inc.*	4,777	325,648
ForeScout Technologies, Inc.*	3,311	118,633
GTY Technology Holdings, Inc.*(b)	3,165	15,603
Ideanomics, Inc.*	4,085	3,719
Instructure, Inc.*	2,724	145,026
Intelligent Systems Corp.*(b)	545	23,729
j2 Global, Inc.	3,724	361,302
LivePerson, Inc.*	4,908	194,799

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Majesco*	605	5,421
MicroStrategy, Inc., Class A*	661	99,368
Mitek Systems, Inc.*	2,945	20,998
MobileIron, Inc.*	7,637	36,887
Model N, Inc.*	2,592	78,849
OneSpan, Inc.*	2,616	48,788
Phunware, Inc.*(b)	2,559	3,276
Progress Software Corp.	3,550	149,135
PROS Holdings, Inc.*	2,627	163,636
Q2 Holdings, Inc.*	3,449	291,199
QAD, Inc., Class A	881	45,028
Qualys, Inc.*	2,716	237,677
Rapid7, Inc.*	3,893	218,281
Rimini Street, Inc.*	1,603	6,364
SailPoint Technologies Holding, Inc.*	6,847	171,380
SecureWorks Corp., Class A*	670	7,598
SharpSpring, Inc.*(b)	816	10,265
ShotSpotter, Inc.*(b)	649	15,913
SPS Commerce, Inc.*	2,793	157,330
SVMK, Inc.*	6,853	116,981
Synchronoss Technologies, Inc.*	3,054	13,865
Telaria, Inc.*	3,452	28,790
Telenav, Inc.*	2,597	14,855
Tenable Holdings, Inc.*	2,956	80,255
TiVo Corp.	9,791	76,468
Upland Software, Inc.*	1,828	70,762
Varonis Systems, Inc.*	2,368	184,964
Verint Systems, Inc.*	5,226	254,036
VirnetX Holding Corp.*(b)	4,898	17,290
Workiva, Inc.*	2,934	127,248
Yext, Inc.*	7,422	128,104
Zix Corp.*	4,268	32,181
Zuora, Inc., Class A*	6,939	110,608
		7,772,434
Specialty Retail - 2.2%
Aaron’s, Inc.	5,396	315,126
Abercrombie & Fitch Co., Class A	5,240	83,683
American Eagle Outfitters, Inc.	12,923	193,457
America’s Car-Mart, Inc.*	499	54,521
Asbury Automotive Group, Inc.*	1,543	171,026
Ascena Retail Group, Inc.*	12,506	5,637
At Home Group, Inc.*(b)	3,805	32,647
Barnes & Noble Education, Inc.*	3,278	16,521
Bed Bath & Beyond, Inc.(b)	9,738	141,980
Boot Barn Holdings, Inc.*	2,229	88,759
Buckle, Inc. (The)(b)	2,308	64,209
Caleres, Inc.	3,264	71,449
Camping World Holdings, Inc., Class A(b)	2,628	31,641
Cato Corp. (The), Class A	1,771	33,755
Chico’s FAS, Inc.	9,321	44,461
Children’s Place, Inc. (The)(b)	1,226	88,591
Citi Trends, Inc.	906	18,600
Conn’s, Inc.*	1,591	34,891
Container Store Group, Inc. (The)*	1,269	5,279
Designer Brands, Inc., Class A	5,194	85,701
Express, Inc.*	5,255	20,652
GameStop Corp., Class A(b)	7,175	45,490
Genesco, Inc.*	1,274	47,316
GNC Holdings, Inc., Class A*(b)	6,531	19,201
Group 1 Automotive, Inc.	1,408	145,151
Guess?, Inc.	4,010	77,193
Haverty Furniture Cos., Inc.	1,424	28,637
Hibbett Sports, Inc.*	1,420	40,285
Hudson Ltd., Class A*	3,167	44,053
J. Jill, Inc.(b)	1,347	2,344
Lithia Motors, Inc., Class A	1,767	283,745
Lumber Liquidators Holdings, Inc.*(b)	2,277	20,288
MarineMax, Inc.*	1,684	27,887
Michaels Cos., Inc. (The)*	6,822	55,804
Monro, Inc.	2,607	191,354
Murphy USA, Inc.*	2,434	286,068
National Vision Holdings, Inc.*	6,257	188,961
Office Depot, Inc.	43,404	96,791
Party City Holdco, Inc.*(b)	4,306	8,311
Rent-A-Center, Inc.	3,890	101,261
RH*(b)	1,320	271,379
RTW RetailWinds, Inc.*	2,422	3,245
Sally Beauty Holdings, Inc.*	9,638	177,628
Shoe Carnival, Inc.(b)	750	26,607
Signet Jewelers Ltd.	4,139	76,033
Sleep Number Corp.*	2,301	111,069
Sonic Automotive, Inc., Class A	1,944	63,666
Sportsman’s Warehouse Holdings, Inc.*	3,388	24,766
Tailored Brands, Inc.(b)	3,991	21,112
Tilly’s, Inc., Class A	1,736	17,117
Winmark Corp.	195	34,515
Zumiez, Inc.*	1,594	47,087
		4,186,950
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*	9,185	77,981
AstroNova, Inc.	547	8,451
Avid Technology, Inc.*	2,264	17,818
Diebold Nixdorf, Inc.*	6,132	44,580
Immersion Corp.*	2,490	16,807
Sonim Technologies, Inc.*	301	837
Stratasys Ltd.*	4,105	75,696
		242,170
Textiles, Apparel & Luxury Goods - 0.8%
Centric Brands, Inc.*(b)	1,334	4,029
Crocs, Inc.*	4,955	172,930
Culp, Inc.	881	14,202
Deckers Outdoor Corp.*	2,336	392,868
Delta Apparel, Inc.*	494	13,822
Fossil Group, Inc.*	3,736	27,983
G-III Apparel Group Ltd.*	3,611	106,886
Kontoor Brands, Inc.	3,532	126,622
Movado Group, Inc.	1,257	24,574
Oxford Industries, Inc.	1,329	98,904
Rocky Brands, Inc.	553	15,418
Steven Madden Ltd.	6,708	284,889
Superior Group of Cos., Inc.	849	11,402
Unifi, Inc.*	1,153	28,076
Vera Bradley, Inc.*	1,635	18,050
Vince Holding Corp.*(b)	247	5,599
Wolverine World Wide, Inc.	6,702	215,134
		1,561,388
Thrifts & Mortgage Finance - 1.9%
Axos Financial, Inc.*	4,617	135,971
Bridgewater Bancshares, Inc.*	1,786	22,825
Capitol Federal Financial, Inc.	10,547	149,556
Columbia Financial, Inc.*	4,225	70,389
Dime Community Bancshares, Inc.	2,531	51,025

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Entegra Financial Corp.*	539	16,192
ESSA Bancorp, Inc.	754	12,991
Essent Group Ltd.	7,693	420,422
Federal Agricultural Mortgage Corp., Class C	720	59,796
First Defiance Financial Corp.	1,551	46,763
Flagstar Bancorp, Inc.	2,277	84,841
FS Bancorp, Inc.	319	19,070
Greene County Bancorp, Inc.	263	7,606
Hingham Institution for Savings	112	21,477
Home Bancorp, Inc.	621	23,958
HomeStreet, Inc.*	1,791	57,169
Kearny Financial Corp.	6,548	92,327
Luther Burbank Corp.	1,594	18,427
Merchants Bancorp	689	12,388
Meridian Bancorp, Inc.	3,831	77,118
Meta Financial Group, Inc.	2,819	100,272
MMA Capital Holdings, Inc.*	393	12,564
Mr Cooper Group, Inc.*	6,077	81,675
NMI Holdings, Inc., Class A*	5,201	174,598
Northfield Bancorp, Inc.	3,486	58,913
Northwest Bancshares, Inc.	8,016	133,386
OceanFirst Financial Corp.	4,036	96,783
Ocwen Financial Corp.*	10,754	16,776
OP Bancorp	1,047	10,240
PCSB Financial Corp.	1,293	26,377
PDL Community Bancorp*	678	9,899
PennyMac Financial Services, Inc.	1,993	68,380
Pioneer Bancorp, Inc.*	881	11,700
Provident Bancorp, Inc.*	689	8,130
Provident Financial Holdings, Inc.	467	10,218
Provident Financial Services, Inc.	4,931	119,922
Prudential Bancorp, Inc.	698	12,564
Radian Group, Inc.	16,335	422,096
Riverview Bancorp, Inc.	1,698	12,277
Southern Missouri Bancorp, Inc.	630	23,549
Sterling Bancorp, Inc.	1,320	12,791
Territorial Bancorp, Inc.	622	19,711
Timberland Bancorp, Inc.	592	17,544
TrustCo Bank Corp.	7,594	66,675
United Community Financial Corp.	3,758	41,751
Walker & Dunlop, Inc.	2,212	145,196
Washington Federal, Inc.	6,316	232,492
Waterstone Financial, Inc.	1,908	36,004
Western New England Bancorp, Inc.	1,903	18,668
WSFS Financial Corp.	4,198	187,189
		3,588,651
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	9,198	9,474
Pyxus International, Inc.*(b)	673	5,404
Turning Point Brands, Inc.(b)	661	18,250
Universal Corp.	1,961	102,403
Vector Group Ltd.	8,858	119,052
		254,583
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	4,184	133,846
Applied Industrial Technologies, Inc.	3,063	195,573
Beacon Roofing Supply, Inc.*	5,424	160,822
BlueLinx Holdings, Inc.*(b)	714	7,333
BMC Stock Holdings, Inc.*	5,319	157,496
CAI International, Inc.*	1,310	31,571
DXP Enterprises, Inc.*	1,300	50,089
EVI Industries, Inc.(b)	362	11,066
Foundation Building Materials, Inc.*	1,185	24,221
GATX Corp.	2,845	229,961
General Finance Corp.*	928	10,032
GMS, Inc.*	2,564	79,381
H&E Equipment Services, Inc.	2,549	84,117
Herc Holdings, Inc.*	1,925	90,013
Kaman Corp.	2,215	140,874
Lawson Products, Inc.*	333	17,170
MRC Global, Inc.*	6,351	84,722
NOW, Inc.*	8,648	96,944
Rush Enterprises, Inc., Class A	2,198	100,712
Rush Enterprises, Inc., Class B	363	16,560
SiteOne Landscape Supply, Inc.*	3,262	289,535
Systemax, Inc.	987	22,859
Textainer Group Holdings Ltd.*	2,248	20,524
Titan Machinery, Inc.*	1,512	20,367
Transcat, Inc.*	551	18,067
Triton International Ltd.	4,418	167,354
Veritiv Corp.*	1,033	18,945
Willis Lease Finance Corp.*	233	13,980
		2,294,134
Water Utilities - 0.4%
American States Water Co.	2,929	249,814
AquaVenture Holdings Ltd.*	1,119	24,909
Artesian Resources Corp., Class A	639	23,771
Cadiz, Inc.*(b)	1,050	12,033
California Water Service Group	3,840	197,376
Consolidated Water Co. Ltd.	1,153	19,232
Global Water Resources, Inc.	941	12,675
Middlesex Water Co.	1,281	80,459
Pure Cycle Corp.*	1,366	16,966
SJW Group	2,102	148,864
York Water Co. (The)	1,030	45,660
		831,759
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	3,469	39,928
Gogo, Inc.*(b)	4,385	22,188
Shenandoah Telecommunications Co.	3,829	143,779
Spok Holdings, Inc.	1,431	17,616
		223,511
TOTAL COMMON STOCKS (Cost $174,857,811)		163,121,422

	Number of Rights

RIGHTS - 0.0%(c)

Biotechnology - 0.0%
Oncternal Therapeutics, Inc., CVR*(d)(e)	42	—
Tobira Therapeutics, Inc., CVR*(d)(e)	756	—
		—
Chemicals - 0.0%(c)
Schulman, Inc., CVR*(d)(e)	2,369	1,239

Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR*(d)(e)	2	—

See accompanying notes to the financial statements.

Investments	Number of Rights	Value ($)
Omthera Pharmaceuticals, Inc., CVR*(d)(e)	3,327	—
		—
TOTAL RIGHTS (Cost $—)		1,239

Shares

SECURITIES LENDING REINVESTMENTS(f) - 1.7%

INVESTMENT COMPANIES - 1.7%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $3,305,329)	3,305,329	3,305,329

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 10.1%

REPURCHASE AGREEMENTS(g) - 10.1%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $19,134,865 (Cost $19,132,330)	19,132,330	19,132,330

Total Investments - 97.5% (Cost $197,295,470)		185,560,320
Other Assets Less Liabilities - 2.5%		4,710,614
Net Assets - 100.0%		190,270,934

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,026,863.
(b)

The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $4,260,807, collateralized in the form of cash with a value of $3,305,610 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,158,967 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.75%, and maturity dates ranging from December 5, 2019 — May 15, 2049; a total value of $4,464,577.

(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to $1,239, which represents approximately 0.00% of net assets of the Fund.

(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $3,305,329.
(g)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,100,724
Aggregate gross unrealized depreciation	(23,123,957)
Net unrealized depreciation	$(6,023,233)
Federal income tax cost	$197,508,623

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 Emini Index	123	12/20/2019	USD	$9,983,910	$106,190

Swap Agreements(1)

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
4,892,367	11/6/2020	Bank of America NA	1.86%	Russell 2000® Index	1,433,622	(1,433,622)	—	—

39,655,670	11/6/2020	BNP Paribas SA	1.66%	Russell 2000® Index	891,552	(891,552)	—	—

45,047,385	11/6/2020	Citibank NA	1.74%	Russell 2000® Index	998,209	—	(998,209)	—

7,536,056	11/8/2021	Credit Suisse International	1.91%	Russell 2000® Index	157,298	—	—	157,298

28,233,810	12/7/2020	Goldman Sachs International	1.84%	Russell 2000® Index	607,812	(587,740)	—	20,072

3,596,408	1/6/2021	Morgan Stanley & Co. International plc	1.66%	iShares® Russell 2000 ETF	74,660
17,144,973	1/6/2021	Morgan Stanley & Co. International plc	1.86%	Russell 2000® Index	267,915
20,741,381					342,575	(342,575)	—	—
21,612,348	1/6/2021	Societe Generale	2.06%	Russell 2000® Index	532,100	(509,332)	—	22,768

39,714,152	11/8/2021	UBS AG	1.76%	Russell 2000® Index	855,712	(855,712)	—	—

207,433,169					5,818,880
				Total Unrealized Appreciation	5,818,880

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)

Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 91.2%

Aerospace & Defense - 2.4%
Arconic, Inc.	36,361	1,125,736
Boeing Co. (The)	50,180	18,374,912
General Dynamics Corp.	21,962	3,991,374
Huntington Ingalls Industries, Inc.	3,880	976,480
L3Harris Technologies, Inc.	20,959	4,214,645
Lockheed Martin Corp.	23,327	9,121,557
Northrop Grumman Corp.	14,771	5,195,995
Raytheon Co.	26,142	5,683,794
Textron, Inc.	21,601	998,830
TransDigm Group, Inc.	4,659	2,642,119
United Technologies Corp.	76,141	11,294,756
		63,620,198
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	12,708	976,610
Expeditors International of Washington, Inc.	16,025	1,198,029
FedEx Corp.	22,528	3,605,606
United Parcel Service, Inc., Class B	65,551	7,848,421
		13,628,666
Airlines - 0.4%
Alaska Air Group, Inc.	11,571	798,515
American Airlines Group, Inc.	37,199	1,069,099
Delta Air Lines, Inc.	54,320	3,113,079
Southwest Airlines Co.	45,410	2,617,433
United Airlines Holdings, Inc.*	20,740	1,924,672
		9,522,798
Auto Components - 0.1%
Aptiv plc	24,048	2,257,626
BorgWarner, Inc.	19,385	815,139
		3,072,765
Automobiles - 0.3%
Ford Motor Co.	367,868	3,332,884
General Motors Co.	117,936	4,245,696
Harley-Davidson, Inc.	14,712	535,223
		8,113,803
Banks - 5.2%
Bank of America Corp.	786,378	26,202,115
BB&T Corp.	71,931	3,936,064
Citigroup, Inc.	212,053	15,929,421
Citizens Financial Group, Inc.	41,967	1,614,051
Comerica, Inc.	14,020	987,148
Fifth Third Bancorp	68,569	2,070,098
First Republic Bank	15,791	1,735,431
Huntington Bancshares, Inc.	97,420	1,450,584
JPMorgan Chase & Co.	300,142	39,546,710
KeyCorp	94,174	1,826,034
M&T Bank Corp.	12,547	2,066,993
People’s United Financial, Inc.	41,631	686,911
PNC Financial Services Group, Inc. (The)	41,795	6,403,412
Regions Financial Corp.	93,659	1,558,486
SunTrust Banks, Inc.	41,672	2,952,044
SVB Financial Group*	4,838	1,121,110
US Bancorp	134,607	8,080,458
Wells Fargo & Co.	376,370	20,497,110
Zions Bancorp NA	16,611	826,896
		139,491,076
Beverages - 1.6%
Brown-Forman Corp., Class B	17,085	1,158,705
Coca-Cola Co. (The)	361,244	19,290,429
Constellation Brands, Inc., Class A	15,698	2,920,770
Molson Coors Brewing Co., Class B	17,633	890,114
Monster Beverage Corp.*	36,317	2,172,483
PepsiCo, Inc.	131,244	17,826,872
		44,259,373
Biotechnology - 1.9%
AbbVie, Inc.	138,783	12,175,433
Alexion Pharmaceuticals, Inc.*	21,048	2,398,209
Amgen, Inc.	56,293	13,213,093
Biogen, Inc.*	17,313	5,190,610
Gilead Sciences, Inc.	118,862	7,992,281
Incyte Corp.*	16,756	1,577,745
Regeneron Pharmaceuticals, Inc.*	7,501	2,767,869
Vertex Pharmaceuticals, Inc.*	24,127	5,350,162
		50,665,402
Building Products - 0.3%
Allegion plc	8,766	1,052,183
AO Smith Corp.	12,987	628,571
Fortune Brands Home & Security, Inc.	13,130	830,604
Johnson Controls International plc	74,692	3,199,058
Masco Corp.	27,162	1,264,391
		6,974,807
Capital Markets - 2.5%
Affiliated Managers Group, Inc.	4,753	405,764
Ameriprise Financial, Inc.	12,285	2,013,143
Bank of New York Mellon Corp. (The)	80,522	3,943,162
BlackRock, Inc.	11,027	5,457,372
Cboe Global Markets, Inc.	10,483	1,246,429
Charles Schwab Corp. (The)	109,206	5,405,697
CME Group, Inc.	33,613	6,814,363
E*TRADE Financial Corp.	21,289	943,103
Franklin Resources, Inc.	26,476	727,825
Goldman Sachs Group, Inc. (The)	30,376	6,723,728
Intercontinental Exchange, Inc.	52,605	4,953,813
Invesco Ltd.	36,161	634,987
MarketAxess Holdings, Inc.	3,544	1,431,138
Moody’s Corp.	15,269	3,461,024
Morgan Stanley	117,908	5,834,088
MSCI, Inc.	7,951	2,060,820
Nasdaq, Inc.	10,820	1,133,936
Northern Trust Corp.	20,171	2,163,138
Raymond James Financial, Inc.	11,599	1,041,822
S&P Global, Inc.	23,118	6,118,179
State Street Corp.	34,973	2,626,472
T. Rowe Price Group, Inc.	22,112	2,732,159
		67,872,162
Chemicals - 1.7%
Air Products & Chemicals, Inc.	20,684	4,888,250
Albemarle Corp.	9,949	650,466
Celanese Corp.	11,615	1,458,496
CF Industries Holdings, Inc.	20,494	947,028
Corteva, Inc.	70,297	1,829,128
Dow, Inc.	69,738	3,721,917
DuPont de Nemours, Inc.	69,977	4,535,209
Eastman Chemical Co.	12,859	1,007,760
Ecolab, Inc.	23,499	4,386,558
FMC Corp.	12,244	1,199,422
International Flavors & Fragrances, Inc.	10,023	1,415,548

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Linde plc	50,744	10,463,920
LyondellBasell Industries NV, Class A	24,231	2,242,337
Mosaic Co. (The)	33,323	634,803
PPG Industries, Inc.	22,180	2,857,671
Sherwin-Williams Co. (The)	7,707	4,494,183
		46,732,696
Commercial Services & Supplies - 0.4%
Cintas Corp.	7,792	2,003,012
Copart, Inc.*	18,924	1,684,236
Republic Services, Inc.	19,871	1,761,564
Rollins, Inc.	13,218	473,865
Waste Management, Inc.	36,636	4,136,571
		10,059,248
Communications Equipment - 0.9%
Arista Networks, Inc.*	5,108	996,724
Cisco Systems, Inc.	398,497	18,055,899
F5 Networks, Inc.*	5,644	822,387
Juniper Networks, Inc.	32,461	813,473
Motorola Solutions, Inc.	15,540	2,599,842
		23,288,325
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	12,719	1,171,293
Quanta Services, Inc.	13,346	555,727
		1,727,020
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,861	1,573,092
Vulcan Materials Co.	12,418	1,761,742
		3,334,834
Consumer Finance - 0.6%
American Express Co.	63,862	7,671,103
Capital One Financial Corp.	44,149	4,415,341
Discover Financial Services	29,873	2,535,322
Synchrony Financial	57,294	2,143,369
		16,765,135
Containers & Packaging - 0.3%
Amcor plc	152,490	1,564,547
Avery Dennison Corp.	7,903	1,030,314
Ball Corp.	31,165	2,058,760
International Paper Co.	36,875	1,708,788
Packaging Corp. of America	8,886	994,343
Sealed Air Corp.	14,505	547,274
Westrock Co.	24,156	974,211
		8,878,237
Distributors - 0.1%
Genuine Parts Co.	13,709	1,430,808
LKQ Corp.*	28,931	1,020,686
		2,451,494
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	18,841	459,344

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	184,062	40,548,859

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	685,894	25,638,718
CenturyLink, Inc.	92,150	1,335,254
Verizon Communications, Inc.	388,239	23,387,517
		50,361,489
Electric Utilities - 1.8%
Alliant Energy Corp.	22,296	1,181,688
American Electric Power Co., Inc.	46,352	4,234,255
Duke Energy Corp.	68,392	6,030,123
Edison International	33,613	2,322,658
Entergy Corp.	18,664	2,172,303
Evergy, Inc.	22,103	1,398,457
Eversource Energy	30,376	2,510,272
Exelon Corp.	91,201	4,049,324
FirstEnergy Corp.	50,688	2,417,311
NextEra Energy, Inc.	45,878	10,727,194
Pinnacle West Capital Corp.	10,542	921,265
PPL Corp.	67,796	2,307,098
Southern Co. (The)	98,114	6,082,087
Xcel Energy, Inc.	49,222	3,026,661
		49,380,696
Electrical Equipment - 0.5%
AMETEK, Inc.	21,434	2,122,180
Eaton Corp. plc	39,425	3,646,812
Emerson Electric Co.	57,738	4,264,529
Rockwell Automation, Inc.	10,983	2,150,911
		12,184,432
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	27,921	2,903,784
CDW Corp.	13,583	1,834,384
Corning, Inc.	73,298	2,128,574
FLIR Systems, Inc.	12,729	681,765
IPG Photonics Corp.*	3,346	475,433
Keysight Technologies, Inc.*	17,608	1,884,585
TE Connectivity Ltd.	31,534	2,923,517
		12,832,042
Energy Equipment & Services - 0.4%
Baker Hughes Co.	60,906	1,365,512
Halliburton Co.	82,222	1,725,840
Helmerich & Payne, Inc.	10,272	406,052
National Oilwell Varco, Inc.	36,223	816,829
Schlumberger Ltd.	129,820	4,699,484
TechnipFMC plc	39,396	742,221
		9,755,938
Entertainment - 1.8%
Activision Blizzard, Inc.	71,999	3,947,705
Electronic Arts, Inc.*	27,664	2,794,341
Netflix, Inc.*	41,099	12,932,211
Take-Two Interactive Software, Inc.*	10,624	1,289,223
Viacom, Inc., Class B	33,226	799,750
Walt Disney Co. (The)	169,092	25,630,965
		47,394,195
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	10,646	1,730,188
American Tower Corp.	41,554	8,893,803
Apartment Investment & Management Co., Class A	13,975	751,436
AvalonBay Communities, Inc.	13,109	2,810,701
Boston Properties, Inc.	13,493	1,869,320
Crown Castle International Corp.	39,026	5,216,215
Digital Realty Trust, Inc.	19,557	2,365,419
Duke Realty Corp.	33,938	1,193,939
Equinix, Inc.	7,962	4,513,260
Equity Residential	32,723	2,784,727
Essex Property Trust, Inc.	6,170	1,926,150
Extra Space Storage, Inc.	12,064	1,279,387
Federal Realty Investment Trust	6,543	864,134
Healthpeak Properties, Inc.	46,100	1,607,968
Host Hotels & Resorts, Inc.	68,515	1,198,327
Iron Mountain, Inc.	26,950	865,634

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Kimco Realty Corp.	39,621	856,606
Macerich Co. (The)	10,343	278,537
Mid-America Apartment Communities, Inc.	10,705	1,457,057
Prologis, Inc.	59,243	5,423,697
Public Storage	14,095	2,969,534
Realty Income Corp.	29,871	2,289,015
Regency Centers Corp.	15,728	1,022,949
SBA Communications Corp.	10,617	2,510,602
Simon Property Group, Inc.	28,913	4,371,935
SL Green Realty Corp.	7,736	660,113
UDR, Inc.	27,489	1,320,846
Ventas, Inc.	34,974	2,039,334
Vornado Realty Trust	14,866	959,898
Welltower, Inc.	38,040	3,217,043
Weyerhaeuser Co.	69,925	2,063,487
		71,311,261
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	41,282	12,376,757
Kroger Co. (The)	74,982	2,050,008
Sysco Corp.	48,171	3,880,174
Walgreens Boots Alliance, Inc.	71,224	4,244,950
Walmart, Inc.	133,449	15,892,441
		38,444,330
Food Products - 1.0%
Archer-Daniels-Midland Co.	52,282	2,244,466
Campbell Soup Co.	15,830	737,203
Conagra Brands, Inc.	45,677	1,318,695
General Mills, Inc.	56,649	3,020,525
Hershey Co. (The)	13,983	2,071,721
Hormel Foods Corp.	26,067	1,160,764
JM Smucker Co. (The)	10,705	1,124,988
Kellogg Co.	23,341	1,519,966
Kraft Heinz Co. (The)	58,404	1,781,322
Lamb Weston Holdings, Inc.	13,674	1,148,343
McCormick & Co., Inc. (Non-Voting)	11,550	1,954,837
Mondelez International, Inc., Class A	135,372	7,112,445
Tyson Foods, Inc., Class A	27,661	2,486,447
		27,681,722
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	11,095	1,186,721

Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	165,902	14,176,326
ABIOMED, Inc.*	4,259	835,531
Align Technology, Inc.*	6,823	1,892,291
Baxter International, Inc.	47,925	3,928,412
Becton Dickinson and Co.	25,340	6,550,390
Boston Scientific Corp.*	130,741	5,654,548
Cooper Cos., Inc. (The)	4,653	1,456,808
Danaher Corp.	59,931	8,748,727
DENTSPLY SIRONA, Inc.	21,044	1,189,828
Edwards Lifesciences Corp.*	19,522	4,781,719
Hologic, Inc.*	25,092	1,287,721
IDEXX Laboratories, Inc.*	8,081	2,033,018
Intuitive Surgical, Inc.*	10,819	6,414,585
Medtronic plc	125,940	14,028,457
ResMed, Inc.	13,486	2,017,506
Stryker Corp.	30,119	6,170,178
Teleflex, Inc.	4,340	1,533,496
Varian Medical Systems, Inc.*	8,548	1,143,124
Zimmer Biomet Holdings, Inc.	19,273	2,799,981
		86,642,646
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	14,275	1,254,915
Anthem, Inc.	24,013	6,931,593
Cardinal Health, Inc.	27,985	1,540,014
Centene Corp.*	38,824	2,347,687
Cigna Corp.	35,445	7,086,164
CVS Health Corp.	122,075	9,188,585
DaVita, Inc.*	8,522	611,624
HCA Healthcare, Inc.	24,966	3,461,786
Henry Schein, Inc.*	13,917	958,881
Humana, Inc.	12,681	4,327,138
Laboratory Corp. of America Holdings*	9,171	1,580,072
McKesson Corp.	17,357	2,510,516
Quest Diagnostics, Inc.	12,641	1,346,899
UnitedHealth Group, Inc.	88,957	24,896,396
Universal Health Services, Inc., Class B	7,625	1,063,611
WellCare Health Plans, Inc.*	4,723	1,521,137
		70,627,018
Health Care Technology - 0.1%
Cerner Corp.	29,887	2,139,610

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	37,581	1,694,151
Chipotle Mexican Grill, Inc.*	2,394	1,948,524
Darden Restaurants, Inc.	11,529	1,365,495
Hilton Worldwide Holdings, Inc.	26,927	2,827,335
Las Vegas Sands Corp.	31,794	1,995,074
Marriott International, Inc., Class A	25,659	3,601,497
McDonald’s Corp.	71,288	13,864,090
MGM Resorts International	48,945	1,563,793
Norwegian Cruise Line Holdings Ltd.*	20,238	1,085,566
Royal Caribbean Cruises Ltd.	16,128	1,935,683
Starbucks Corp.	112,360	9,598,915
Wynn Resorts Ltd.	9,092	1,098,768
Yum! Brands, Inc.	28,563	2,875,437
		45,454,328
Household Durables - 0.4%
DR Horton, Inc.	31,590	1,748,507
Garmin Ltd.	13,562	1,324,872
Leggett & Platt, Inc.	12,341	645,681
Lennar Corp., Class A	26,696	1,592,416
Mohawk Industries, Inc.*	5,621	783,399
Newell Brands, Inc.	35,769	687,480
NVR, Inc.*	323	1,224,781
PulteGroup, Inc.	24,196	959,371
Whirlpool Corp.	5,963	853,305
		9,819,812
Household Products - 1.6%
Church & Dwight Co., Inc.	23,188	1,628,725
Clorox Co. (The)	11,801	1,749,262
Colgate-Palmolive Co.	80,539	5,462,155
Kimberly-Clark Corp.	32,309	4,405,009
Procter & Gamble Co. (The)	234,917	28,673,969
		41,919,120
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	62,298	1,178,055
NRG Energy, Inc.	23,748	943,508
		2,121,563

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Industrial Conglomerates - 1.3%
3M Co.	54,000	9,167,580
General Electric Co.	819,194	9,232,316
Honeywell International, Inc.	67,539	12,059,089
Roper Technologies, Inc.	9,762	3,517,932
		33,976,917
Insurance - 2.1%
Aflac, Inc.	69,498	3,811,270
Allstate Corp. (The)	30,901	3,440,826
American International Group, Inc.	81,641	4,299,215
Aon plc	22,138	4,507,518
Arthur J Gallagher & Co.	17,466	1,629,054
Assurant, Inc.	5,738	762,408
Chubb Ltd.	42,780	6,480,314
Cincinnati Financial Corp.	14,259	1,526,426
Everest Re Group Ltd.	3,824	1,037,298
Globe Life, Inc.	9,422	968,205
Hartford Financial Services Group, Inc. (The)	33,941	2,099,590
Lincoln National Corp.	18,792	1,109,668
Loews Corp.	24,410	1,242,469
Marsh & McLennan Cos., Inc.	47,526	5,136,135
MetLife, Inc.	74,717	3,729,126
Principal Financial Group, Inc.	24,338	1,341,024
Progressive Corp. (The)	54,880	4,008,984
Prudential Financial, Inc.	37,735	3,532,751
Travelers Cos., Inc. (The)	24,442	3,341,710
Unum Group	19,584	602,012
Willis Towers Watson plc	12,108	2,378,496
		56,984,499
Interactive Media & Services - 4.5%
Alphabet, Inc., Class A*	28,117	36,667,099
Alphabet, Inc., Class C*	28,366	37,016,495
Facebook, Inc., Class A*	225,793	45,528,901
TripAdvisor, Inc.	9,856	279,910
Twitter, Inc.*	72,562	2,242,891
		121,735,296
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc.*	39,003	70,236,602
Booking Holdings, Inc.*	3,991	7,598,984
eBay, Inc.	74,009	2,628,800
Expedia Group, Inc.	13,127	1,334,491
		81,798,877
IT Services - 5.0%
Accenture plc, Class A	59,807	12,030,776
Akamai Technologies, Inc.*	15,487	1,349,227
Alliance Data Systems Corp.	3,845	411,069
Automatic Data Processing, Inc.	40,733	6,956,382
Broadridge Financial Solutions, Inc.	10,728	1,327,161
Cognizant Technology Solutions Corp., Class A	51,843	3,323,655
DXC Technology Co.	24,587	917,833
Fidelity National Information Services, Inc.	57,583	7,955,091
Fiserv, Inc.*	53,581	6,228,255
FleetCor Technologies, Inc.*	8,126	2,494,032
Gartner, Inc.*	8,461	1,357,652
Global Payments, Inc.	28,164	5,100,500
International Business Machines Corp.	83,155	11,180,190
Jack Henry & Associates, Inc.	7,228	1,098,222
Leidos Holdings, Inc.	12,689	1,152,669
Mastercard, Inc., Class A	83,803	24,489,751
Paychex, Inc.	30,021	2,585,408
PayPal Holdings, Inc.*	110,452	11,929,921
VeriSign, Inc.*	9,778	1,865,056
Visa, Inc., Class A	162,108	29,910,547
Western Union Co. (The)	39,790	1,069,555
		134,732,952
Leisure Products - 0.0%(b)
Hasbro, Inc.	11,821	1,202,196

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	29,053	2,346,611
Illumina, Inc.*	13,799	4,426,167
IQVIA Holdings, Inc.*	17,101	2,496,404
Mettler-Toledo International, Inc.*	2,310	1,661,837
PerkinElmer, Inc.	10,426	968,575
Thermo Fisher Scientific, Inc.	37,592	11,802,009
Waters Corp.*	6,267	1,391,713
		25,093,316
Machinery - 1.5%
Caterpillar, Inc.	52,806	7,642,612
Cummins, Inc.	14,811	2,708,339
Deere & Co.	29,557	4,967,054
Dover Corp.	13,652	1,521,925
Flowserve Corp.	12,313	599,643
Fortive Corp.	27,716	2,000,264
IDEX Corp.	7,120	1,158,709
Illinois Tool Works, Inc.	27,631	4,816,912
Ingersoll-Rand plc	22,676	2,973,050
PACCAR, Inc.	32,513	2,645,583
Parker-Hannifin Corp.	12,057	2,396,811
Pentair plc	15,774	699,577
Snap-on, Inc.	5,182	831,504
Stanley Black & Decker, Inc.	14,244	2,246,849
Westinghouse Air Brake Technologies Corp.	17,099	1,343,468
Xylem, Inc.	16,899	1,309,842
		39,862,142
Media - 1.3%
CBS Corp. (Non-Voting), Class B	30,717	1,240,353
Charter Communications, Inc., Class A*	15,177	7,133,342
Comcast Corp., Class A	425,743	18,796,554
Discovery, Inc., Class A*	14,835	488,665
Discovery, Inc., Class C*	32,568	993,975
DISH Network Corp., Class A*	23,806	813,451
Fox Corp., Class A	33,270	1,189,735
Fox Corp., Class B	15,241	533,130
Interpublic Group of Cos., Inc. (The)	36,348	814,195
News Corp., Class A	36,200	466,256
News Corp., Class B	11,431	150,546
Omnicom Group, Inc.	20,419	1,622,902
		34,243,104
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	136,192	1,549,865
Newmont Goldcorp Corp.	76,962	2,955,341
Nucor Corp.	28,457	1,603,836
		6,109,042
Multiline Retail - 0.5%
Dollar General Corp.	24,130	3,797,097
Dollar Tree, Inc.*	22,212	2,031,510
Kohl’s Corp.	14,937	702,188

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Macy’s, Inc.(c)	28,997	444,234
Nordstrom, Inc.	10,032	382,921
Target Corp.	47,960	5,995,480
		13,353,430
Multi-Utilities - 1.0%
Ameren Corp.	23,073	1,715,016
CenterPoint Energy, Inc.	47,142	1,157,807
CMS Energy Corp.	26,639	1,632,971
Consolidated Edison, Inc.	31,178	2,709,056
Dominion Energy, Inc.	77,152	6,412,103
DTE Energy Co.	17,206	2,149,718
NiSource, Inc.	35,045	926,940
Public Service Enterprise Group, Inc.	47,463	2,815,031
Sempra Energy	25,772	3,795,442
WEC Energy Group, Inc.	29,609	2,624,838
		25,938,922
Oil, Gas & Consumable Fuels - 3.5%
Apache Corp.	35,291	786,283
Cabot Oil & Gas Corp.	39,274	626,028
Chevron Corp.	178,201	20,872,683
Cimarex Energy Co.	9,524	437,818
Concho Resources, Inc.	18,875	1,369,570
ConocoPhillips	104,207	6,246,168
Devon Energy Corp.	37,942	830,550
Diamondback Energy, Inc.	15,305	1,183,689
EOG Resources, Inc.	54,477	3,862,419
Exxon Mobil Corp.	397,166	27,058,920
Hess Corp.	24,294	1,508,414
HollyFrontier Corp.	14,213	732,680
Kinder Morgan, Inc.	182,749	3,583,708
Marathon Oil Corp.	75,474	879,272
Marathon Petroleum Corp.	61,795	3,747,249
Noble Energy, Inc.	44,893	931,979
Occidental Petroleum Corp.	83,963	3,238,453
ONEOK, Inc.	38,765	2,754,253
Phillips 66	42,104	4,830,171
Pioneer Natural Resources Co.	15,689	2,005,682
Valero Energy Corp.	38,899	3,714,466
Williams Cos., Inc. (The)	113,770	2,584,854
		93,785,309
Personal Products - 0.2%
Coty, Inc., Class A	27,610	318,619
Estee Lauder Cos., Inc. (The), Class A	20,765	4,058,935
		4,377,554
Pharmaceuticals - 4.1%
Allergan plc	30,792	5,694,672
Bristol-Myers Squibb Co.	220,075	12,531,071
Eli Lilly & Co.	79,749	9,358,545
Johnson & Johnson	247,734	34,060,948
Merck & Co., Inc.	240,338	20,952,667
Mylan NV*	48,424	909,403
Perrigo Co. plc	12,771	654,258
Pfizer, Inc.	519,189	19,999,160
Zoetis, Inc.	44,827	5,402,550
		109,563,274
Professional Services - 0.3%
Equifax, Inc.	11,347	1,584,495
IHS Markit Ltd.*	37,651	2,735,345
Nielsen Holdings plc	33,386	652,697
Robert Half International, Inc.	11,035	642,237
Verisk Analytics, Inc.	15,348	2,263,523
		7,878,297
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	31,571	1,800,178

Road & Rail - 0.9%
CSX Corp.	74,923	5,359,991
JB Hunt Transport Services, Inc.	8,018	927,041
Kansas City Southern	9,442	1,439,150
Norfolk Southern Corp.	24,726	4,784,481
Union Pacific Corp.	66,133	11,638,747
		24,149,410
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc.*	101,898	3,989,307
Analog Devices, Inc.	34,675	3,916,541
Applied Materials, Inc.	86,711	5,020,567
Broadcom, Inc.	37,366	11,815,503
Intel Corp.	415,836	24,139,280
KLA Corp.	14,949	2,449,543
Lam Research Corp.	13,567	3,620,082
Maxim Integrated Products, Inc.	25,464	1,443,045
Microchip Technology, Inc.	22,345	2,112,496
Micron Technology, Inc.*	103,612	4,922,606
NVIDIA Corp.	57,166	12,390,159
Qorvo, Inc.*	11,056	1,152,146
QUALCOMM, Inc.	107,183	8,955,140
Skyworks Solutions, Inc.	16,117	1,584,301
Texas Instruments, Inc.	87,637	10,534,844
Xilinx, Inc.	23,712	2,199,999
		100,245,559
Software - 6.4%
Adobe, Inc.*	45,567	14,104,354
ANSYS, Inc.*	7,894	2,010,523
Autodesk, Inc.*	20,620	3,730,158
Cadence Design Systems, Inc.*	26,297	1,847,364
Citrix Systems, Inc.	11,551	1,303,068
Fortinet, Inc.*	13,322	1,400,275
Intuit, Inc.	24,413	6,320,282
Microsoft Corp.	716,722	108,497,376
NortonLifeLock, Inc.	53,372	1,328,963
Oracle Corp.	206,664	11,602,117
salesforce.com, Inc.*	82,322	13,409,431
ServiceNow, Inc.*	17,597	4,980,655
Synopsys, Inc.*	14,107	1,989,651
		172,524,217
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	6,701	1,052,593
AutoZone, Inc.*	2,302	2,711,572
Best Buy Co., Inc.	21,769	1,755,452
CarMax, Inc.*	15,543	1,511,712
Gap, Inc. (The)	20,101	333,878
Home Depot, Inc. (The)	102,800	22,668,428
L Brands, Inc.	21,793	417,118
Lowe’s Cos., Inc.	72,447	8,498,757
O’Reilly Automotive, Inc.*	7,180	3,175,570
Ross Stores, Inc.	34,233	3,976,163
Tiffany & Co.	10,205	1,365,429
TJX Cos., Inc. (The)	113,415	6,933,059
Tractor Supply Co.	11,195	1,057,256
Ulta Beauty, Inc.*	5,524	1,291,843
		56,748,830
Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	398,784	106,575,024

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Hewlett Packard Enterprise Co.	122,554	1,940,030
HP, Inc.	139,105	2,793,228
NetApp, Inc.	22,332	1,353,096
Seagate Technology plc	22,224	1,326,328
Western Digital Corp.	27,788	1,398,570
Xerox Holdings Corp.	17,864	695,446
		116,081,722
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd.*	14,228	528,428
Hanesbrands, Inc.	33,937	511,431
NIKE, Inc., Class B	117,510	10,986,010
PVH Corp.	6,960	674,842
Ralph Lauren Corp.	4,866	522,316
Tapestry, Inc.	26,926	724,040
Under Armour, Inc., Class A*	17,661	333,616
Under Armour, Inc., Class C*	18,244	315,621
VF Corp.	30,648	2,713,574
		17,309,878
Tobacco - 0.8%
Altria Group, Inc.	175,337	8,714,249
Philip Morris International, Inc.	146,044	12,111,429
		20,825,678
Trading Companies & Distributors - 0.2%
Fastenal Co.	53,827	1,911,935
United Rentals, Inc.*	7,243	1,108,541
WW Grainger, Inc.	4,149	1,315,026
		4,335,502
Water Utilities - 0.1%
American Water Works Co., Inc.	16,958	2,052,427

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	29,676	2,331,050

TOTAL COMMON STOCKS (Cost $2,475,940,390)		2,449,762,743

Number of Rights

RIGHTS - 0.0%(b)

Media - 0.0%(b)
DISH Network Corp., expiring 12/9/2019* (Cost $—)	4	3

Shares

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $322,720)	322,720	322,720

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 6.9%

REPURCHASE AGREEMENTS(e) - 6.9%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $185,776,124 (Cost $185,751,507)	185,751,507	185,751,507

Total Investments - 98.1% (Cost $2,662,014,617)		2,635,836,973
Other Assets Less Liabilities - 1.9%		52,382,130
Net Assets - 100.0%		2,688,219,103

See accompanying notes to the financial statements.

*                      Non-income producing security.

(a)              All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $360,659,024.

(b)              Represents less than 0.05% of net assets.

(c)               The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $309,004, collateralized in the form of cash with a value of $322,720 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(d)              The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $322,720.

(e)               The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$213,781,250
Aggregate gross unrealized depreciation	(155,085,490)
Net unrealized appreciation	$58,695,760
Federal income tax cost	$2,666,614,049

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,133	12/20/2019	USD	$177,980,138	$3,428,469

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
422,030,073	12/7/2020	Bank of America NA	1.96%	S&P 500®	8,946,511	(8,946,511)	—	—

209,547,340	11/8/2021	BNP Paribas SA	2.31%	S&P 500®	1,385,627	(1,385,627)	—	—

314,826,707	11/6/2020	Citibank NA	2.09%	S&P 500®	6,608,262	—	(6,608,262)	—

14,643,249	11/8/2021	Credit Suisse International	2.01%	S&P 500®	706,143	—	(706,143)	—

230,434,857	12/7/2020	Goldman Sachs International	2.14%	S&P 500®	5,118,055
351,757,318	12/7/2020	Goldman Sachs International	2.04%	SPDR® S&P 500® ETF Trust	10,804,389
582,192,175					15,922,444	(15,922,444)	—	—
34,144,369	12/2/2019	Morgan Stanley & Co. International plc	2.26%	S&P 500®	1,773,533	(1,746,000)	—	27,533

574,152,298	1/6/2021	Societe Generale	2.11%	S&P 500®	11,383,491	(11,383,491)	—	—

596,149,005	11/6/2020	UBS AG	2.26%	S&P 500®	39,318,356	(39,318,356)	—	—

2,747,685,216					86,044,367
				Total Unrealized Appreciation	86,044,367

(1)                  The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)                  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)                  Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)                  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)                  Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD                                                                       U.S. Dollar

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 76.0%

Aerospace & Defense - 1.3%
AAR Corp.	760	33,964
Aerojet Rocketdyne Holdings, Inc.*	1,670	73,814
AeroVironment, Inc.*	499	30,609
Cubic Corp.	719	42,816
Moog, Inc., Class A	750	64,403
National Presto Industries, Inc.	115	10,233
Park Aerospace Corp.	449	7,323
Triumph Group, Inc.	1,155	32,005
		295,167
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	596	15,550
Echo Global Logistics, Inc.*	629	12,599
Forward Air Corp.	654	45,799
Hub Group, Inc., Class A*	771	39,375
		113,323
Airlines - 0.7%
Allegiant Travel Co.	305	51,768
Hawaiian Holdings, Inc.	1,091	33,046
SkyWest, Inc.	1,175	73,602
		158,416
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc.*	2,596	25,596
Cooper Tire & Rubber Co.	1,158	33,374
Cooper-Standard Holdings, Inc.*	390	11,088
Dorman Products, Inc.*	674	50,092
Fox Factory Holding Corp.*	886	58,414
Garrett Motion, Inc.*	1,725	19,958
Gentherm, Inc.*	760	31,806
LCI Industries	577	61,427
Motorcar Parts of America, Inc.*	437	8,526
Standard Motor Products, Inc.	464	23,372
		323,653
Automobiles - 0.2%
Winnebago Industries, Inc.	777	36,931

Banks - 7.2%
Allegiance Bancshares, Inc.*	449	16,110
Ameris Bancorp	1,508	65,824
Banc of California, Inc.	1,035	15,898
Banner Corp.	798	43,595
Berkshire Hills Bancorp, Inc.	1,011	31,897
Boston Private Financial Holdings, Inc.	1,937	22,740
Brookline Bancorp, Inc.	1,843	29,580
Cadence Bancorp	2,970	49,035
Central Pacific Financial Corp.	659	19,151
City Holding Co.	378	30,043
Columbia Banking System, Inc.	1,683	65,772
Community Bank System, Inc.	1,191	80,809
Customers Bancorp, Inc.*	663	15,501
CVB Financial Corp.	3,073	65,639
Eagle Bancorp, Inc.	797	35,403
First Bancorp/PR	5,016	52,668
First Commonwealth Financial Corp.	2,274	32,314
First Financial Bancorp	2,276	55,352
First Midwest Bancorp, Inc.	2,550	54,978
Franklin Financial Network, Inc.	308	10,515
Glacier Bancorp, Inc.	1,977	86,691
Great Western Bancorp, Inc.	1,313	45,128
Hanmi Financial Corp.	713	13,996
Heritage Financial Corp.	851	23,471
Hope Bancorp, Inc.	2,924	42,427
Independent Bank Corp.	793	66,771
National Bank Holdings Corp., Class A	718	25,733
NBT Bancorp, Inc.	1,010	40,400
OFG Bancorp	1,186	25,440
Old National Bancorp	3,973	71,832
Opus Bank	502	12,906
Pacific Premier Bancorp, Inc.	1,393	44,632
Preferred Bank	321	17,703
S&T Bancorp, Inc.	888	33,495
Seacoast Banking Corp. of Florida*	1,188	35,343
ServisFirst Bancshares, Inc.	1,062	38,614
Simmons First National Corp., Class A	2,626	68,040
Southside Bancshares, Inc.	732	25,701
Tompkins Financial Corp.	285	24,724
Triumph Bancorp, Inc.*	555	19,902
United Community Banks, Inc.	1,825	56,575
Veritex Holdings, Inc.	1,124	29,235
Westamerica Bancorp	623	40,495
		1,682,078
Beverages - 0.2%
Coca-Cola Consolidated, Inc.	107	28,907
MGP Ingredients, Inc.	307	14,005
National Beverage Corp.*	270	13,403
		56,315
Biotechnology - 2.8%
Acorda Therapeutics, Inc.*	1,107	1,771
AMAG Pharmaceuticals, Inc.*	782	8,328
Anika Therapeutics, Inc.*	319	18,438
Arrowhead Pharmaceuticals, Inc.*	2,200	160,622
Cytokinetics, Inc.*	1,354	13,093
Eagle Pharmaceuticals, Inc.*	234	13,684
Emergent BioSolutions, Inc.*	1,013	55,573
Enanta Pharmaceuticals, Inc.*	367	23,363
Medicines Co. (The)*	1,703	143,393
Momenta Pharmaceuticals, Inc.*	2,278	38,271
Myriad Genetics, Inc.*	1,705	43,887
Progenics Pharmaceuticals, Inc.*	1,994	10,409
REGENXBIO, Inc.*	721	30,181
Spectrum Pharmaceuticals, Inc.*	2,604	23,384
Vanda Pharmaceuticals, Inc.*	1,229	20,561
Xencor, Inc.*	1,136	44,759
		649,717
Building Products - 1.6%
AAON, Inc.	937	46,260
American Woodmark Corp.*	360	37,044
Apogee Enterprises, Inc.	612	23,403
Gibraltar Industries, Inc.*	744	38,852
Griffon Corp.	982	20,838
Insteel Industries, Inc.	422	9,845
Patrick Industries, Inc.*	518	25,651
PGT Innovations, Inc.*	1,353	19,456
Quanex Building Products Corp.	765	14,887
Simpson Manufacturing Co., Inc.	937	76,084
Universal Forest Products, Inc.	1,415	70,184
		382,504

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Capital Markets - 0.6%
Blucora, Inc.*	1,128	26,553
Donnelley Financial Solutions, Inc.*	721	7,239
Greenhill & Co., Inc.	343	5,834
INTL. FCStone, Inc.*	375	15,000
Piper Jaffray Cos.	328	26,529
Virtus Investment Partners, Inc.	150	17,670
Waddell & Reed Financial, Inc., Class A	1,687	27,245
WisdomTree Investments, Inc.	2,720	13,219
		139,289
Chemicals - 2.1%
AdvanSix, Inc.*	642	12,988
American Vanguard Corp.	612	9,853
Balchem Corp.	747	74,424
Ferro Corp.*	1,891	27,268
FutureFuel Corp.	595	6,676
GCP Applied Technologies, Inc.*	1,239	27,716
Hawkins, Inc.	219	9,049
HB Fuller Co.	1,175	58,609
Innophos Holdings, Inc.	454	14,483
Innospec, Inc.	565	55,596
Koppers Holdings, Inc.*	478	17,710
Kraton Corp.*	731	16,469
Livent Corp.*	3,368	26,270
LSB Industries, Inc.*	504	1,996
Quaker Chemical Corp.	297	44,321
Rayonier Advanced Materials, Inc.	1,152	4,516
Stepan Co.	464	44,962
Tredegar Corp.	570	12,272
Trinseo SA	927	35,217
		500,395
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	1,533	58,239
Brady Corp., Class A	1,141	65,037
Interface, Inc.	1,348	22,633
Matthews International Corp., Class A	726	27,842
Mobile Mini, Inc.	1,031	39,137
Pitney Bowes, Inc.	3,942	18,567
RR Donnelley & Sons Co.	1,633	6,483
Team, Inc.*	698	11,286
UniFirst Corp.	353	72,806
US Ecology, Inc.	586	32,224
Viad Corp.	469	29,500
		383,754
Communications Equipment - 0.8%
ADTRAN, Inc.	1,102	10,127
Applied Optoelectronics, Inc.*	438	4,687
CalAmp Corp.*	776	8,140
Comtech Telecommunications Corp.	556	21,011
Digi International, Inc.*	650	11,596
Extreme Networks, Inc.*	2,786	19,586
Harmonic, Inc.*	2,067	17,073
NETGEAR, Inc.*	717	18,004
Viavi Solutions, Inc.*	5,282	79,336
		189,560
Construction & Engineering - 0.5%
Aegion Corp.*	713	15,444
Arcosa, Inc.	1,117	43,797
Comfort Systems USA, Inc.	850	43,435
MYR Group, Inc.*	383	13,160
		115,836
Construction Materials - 0.1%
US Concrete, Inc.*	365	14,939

Consumer Finance - 0.4%
Encore Capital Group, Inc.*	638	23,268
Enova International, Inc.*	785	18,078
EZCORP, Inc., Class A*	1,210	6,195
PRA Group, Inc.*	1,048	38,399
World Acceptance Corp.*	128	12,159
		98,099
Containers & Packaging - 0.1%
Myers Industries, Inc.	820	13,571

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,059	28,540

Diversified Consumer Services - 0.5%
American Public Education, Inc.*	370	9,161
Career Education Corp.*	1,616	26,955
Regis Corp.*	566	9,130
Strategic Education, Inc.	507	71,862
		117,108
Diversified Financial Services - 0.1%
FGL Holdings	3,016	27,536

Diversified Telecommunication Services - 0.8%
ATN International, Inc.	250	14,038
Cincinnati Bell, Inc.*	1,164	7,554
Cogent Communications Holdings, Inc.	961	60,236
Consolidated Communications Holdings, Inc.	1,662	6,033
Frontier Communications Corp.*(b)	2,430	1,640
Iridium Communications, Inc.*	2,233	52,029
Vonage Holdings Corp.*	5,252	41,543
		183,073
Electric Utilities - 0.3%
El Paso Electric Co.	941	63,819

Electrical Equipment - 0.3%
AZZ, Inc.	605	23,032
Encore Wire Corp.	483	28,178
Powell Industries, Inc.	202	8,401
Vicor Corp.*	421	17,291
		76,902
Electronic Equipment, Instruments & Components - 3.3%
Anixter International, Inc.*	692	59,401
Arlo Technologies, Inc.*	1,727	5,975
Badger Meter, Inc.	673	41,726
Bel Fuse, Inc., Class B	235	3,894
Benchmark Electronics, Inc.	868	29,920
CTS Corp.	753	20,617
Daktronics, Inc.	861	5,304
ePlus, Inc.*	312	26,074
Fabrinet*	850	51,417
FARO Technologies, Inc.*	401	19,537
Insight Enterprises, Inc.*	826	54,177
Itron, Inc.*	810	64,865
KEMET Corp.	1,339	35,778
Knowles Corp.*	1,977	43,296
Methode Electronics, Inc.	856	31,852

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
MTS Systems Corp.	415	18,849
OSI Systems, Inc.*	391	38,901
Plexus Corp.*	676	51,308
Rogers Corp.*	430	55,909
Sanmina Corp.*	1,606	51,087
ScanSource, Inc.*	583	20,650
TTM Technologies, Inc.*	2,264	30,360
		760,897
Energy Equipment & Services - 1.3%
Archrock, Inc.	2,946	24,776
Diamond Offshore Drilling, Inc.*(b)	1,492	8,430
DMC Global, Inc.	339	15,625
Dril-Quip, Inc.*	835	35,287
Era Group, Inc.*	455	4,354
Exterran Corp.*	646	3,476
Geospace Technologies Corp.*	315	4,542
Helix Energy Solutions Group, Inc.*	3,260	27,058
KLX Energy Services Holdings, Inc.*	484	2,735
Matrix Service Co.*	625	13,088
McDermott International, Inc.*	4,192	3,355
Nabors Industries Ltd.	7,798	16,064
Newpark Resources, Inc.*	2,079	12,183
Noble Corp. plc*	5,749	6,094
Oceaneering International, Inc.*	2,274	30,494
Oil States International, Inc.*	1,396	22,252
ProPetro Holding Corp.*	1,900	16,378
RPC, Inc.	1,188	4,586
SEACOR Holdings, Inc.*	403	17,063
TETRA Technologies, Inc.*	2,897	3,563
US Silica Holdings, Inc.(b)	1,696	8,361
Valaris plc, Class A	4,566	19,451
		299,215
Entertainment - 0.1%
Glu Mobile, Inc.*	2,669	14,759
Marcus Corp. (The)	530	16,674
		31,433
Equity Real Estate Investment Trusts (REITs) - 5.1%
Acadia Realty Trust	1,948	52,362
Agree Realty Corp.	968	72,387
American Assets Trust, Inc.	1,102	52,378
Armada Hoffler Properties, Inc.	1,222	22,069
CareTrust REIT, Inc.	2,206	46,061
CBL & Associates Properties, Inc.(b)	4,001	5,762
Cedar Realty Trust, Inc.	1,983	5,295
Chatham Lodging Trust	1,083	19,819
Community Healthcare Trust, Inc.	420	19,992
DiamondRock Hospitality Co.	4,619	47,576
Easterly Government Properties, Inc.	1,644	38,240
Essential Properties Realty Trust, Inc.	1,865	48,658
Four Corners Property Trust, Inc.	1,578	44,689
Franklin Street Properties Corp.	2,474	21,549
Getty Realty Corp.	787	26,412
Global Net Lease, Inc.	2,062	42,044
Hersha Hospitality Trust	843	11,954
Independence Realty Trust, Inc.	2,081	31,090
Innovative Industrial Properties, Inc.(b)	262	20,281
iStar, Inc.	1,363	17,705
Kite Realty Group Trust	1,939	37,520
Lexington Realty Trust	5,717	63,344
LTC Properties, Inc.	918	42,972
National Storage Affiliates Trust	1,368	45,828
Office Properties Income Trust	1,109	36,996
Pennsylvania REIT(b)	1,378	7,937
Retail Opportunity Investments Corp.	2,638	48,117
RPT Realty	1,855	27,417
Saul Centers, Inc.	271	14,401
Summit Hotel Properties, Inc.	2,425	29,391
Universal Health Realty Income Trust	292	34,806
Urstadt Biddle Properties, Inc., Class A	689	16,791
Washington Prime Group, Inc.(b)	4,304	17,905
Washington REIT	1,849	57,448
Whitestone REIT	928	13,029
Xenia Hotels & Resorts, Inc.	2,599	54,735
		1,194,960
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	752	17,371
Chefs’ Warehouse, Inc. (The)*	587	20,874
PriceSmart, Inc.	514	38,416
SpartanNash Co.	839	11,880
United Natural Foods, Inc.*	1,216	11,090
		99,631
Food Products - 1.2%
B&G Foods, Inc.(b)	1,509	24,989
Calavo Growers, Inc.	377	33,625
Cal-Maine Foods, Inc.	698	30,384
Darling Ingredients, Inc.*	3,801	90,464
Fresh Del Monte Produce, Inc.	699	22,857
J&J Snack Foods Corp.	344	63,640
John B Sanfilippo & Son, Inc.	202	19,743
Seneca Foods Corp., Class A*	159	6,217
		291,919
Gas Utilities - 0.5%
Northwest Natural Holding Co.	703	48,345
South Jersey Industries, Inc.	2,131	66,573
		114,918
Health Care Equipment & Supplies - 2.4%
AngioDynamics, Inc.*	863	13,264
Cardiovascular Systems, Inc.*	814	37,086
CONMED Corp.	654	74,079
CryoLife, Inc.*	865	21,391
Cutera, Inc.*	327	12,524
Heska Corp.*	163	15,567
Inogen, Inc.*	420	30,916
Integer Holdings Corp.*	753	57,115
Invacare Corp.	777	6,783
Lantheus Holdings, Inc.*	902	18,852
LeMaitre Vascular, Inc.	375	13,339
Meridian Bioscience, Inc.	985	9,013
Merit Medical Systems, Inc.*	1,273	35,644
Mesa Laboratories, Inc.	93	21,773
Natus Medical, Inc.*	787	25,176
Neogen Corp.*	1,208	80,417
OraSure Technologies, Inc.*	1,424	11,534
Orthofix Medical, Inc.*	439	19,931
Surmodics, Inc.*	311	12,763
Tactile Systems Technology, Inc.*	438	28,124

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Varex Imaging Corp.*	885	26,497
		571,788
Health Care Providers & Services - 2.5%
Addus HomeCare Corp.*	305	28,429
AMN Healthcare Services, Inc.*	1,076	63,990
BioTelemetry, Inc.*	782	36,214
Community Health Systems, Inc.*	2,723	8,714
CorVel Corp.*	208	17,162
Covetrus, Inc.*	2,239	32,040
Cross Country Healthcare, Inc.*	851	10,271
Diplomat Pharmacy, Inc.*	1,329	6,844
Ensign Group, Inc. (The)	1,159	50,335
Hanger, Inc.*	863	22,611
LHC Group, Inc.*	683	91,112
Magellan Health, Inc.*	501	38,943
Owens & Minor, Inc.	1,453	9,619
Pennant Group, Inc. (The)*	578	13,537
Providence Service Corp. (The)*	267	15,937
RadNet, Inc.*	960	18,394
Select Medical Holdings Corp.*	2,504	55,363
Tivity Health, Inc.*	994	22,514
US Physical Therapy, Inc.	295	34,474
		576,503
Health Care Technology - 0.9%
Computer Programs & Systems, Inc.	288	7,658
HealthStream, Inc.*	590	17,187
HMS Holdings Corp.*	2,017	60,914
NextGen Healthcare, Inc.*	1,117	20,575
Omnicell, Inc.*	961	76,870
Tabula Rasa HealthCare, Inc.*	453	20,208
		203,412
Hotels, Restaurants & Leisure - 1.2%
BJ’s Restaurants, Inc.	441	18,147
Bloomin’ Brands, Inc.	2,004	48,196
Chuy’s Holdings, Inc.*	382	11,009
Dave & Buster’s Entertainment, Inc.	708	28,447
Dine Brands Global, Inc.	397	32,903
El Pollo Loco Holdings, Inc.*	450	7,254
Fiesta Restaurant Group, Inc.*	494	4,891
Monarch Casino & Resort, Inc.*	275	12,540
Red Robin Gourmet Burgers, Inc.*	299	8,154
Ruth’s Hospitality Group, Inc.	640	14,957
Shake Shack, Inc., Class A*	706	43,758
Wingstop, Inc.	680	54,400
		284,656
Household Durables - 2.0%
Cavco Industries, Inc.*	198	39,602
Century Communities, Inc.*	605	17,242
Ethan Allen Interiors, Inc.	565	10,102
Installed Building Products, Inc.*	492	35,276
iRobot Corp.*(b)	649	28,270
La-Z-Boy, Inc.	1,076	34,002
LGI Homes, Inc.*	460	33,244
M/I Homes, Inc.*	637	28,200
MDC Holdings, Inc.	1,143	45,229
Meritage Homes Corp.*	830	55,228
TopBuild Corp.*	792	87,342
Tupperware Brands Corp.	1,126	9,515
Universal Electronics, Inc.*	320	17,792
William Lyon Homes, Class A*	761	15,890
		456,934
Household Products - 0.4%
Central Garden & Pet Co.*	238	6,278
Central Garden & Pet Co., Class A*	954	23,860
WD-40 Co.	317	61,216
		91,354
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	829	28,493

Insurance - 2.4%
Ambac Financial Group, Inc.*	1,051	21,882
American Equity Investment Life Holding Co.*	2,099	62,382
AMERISAFE, Inc.	445	30,082
eHealth, Inc.*	464	42,809
Employers Holdings, Inc.	737	31,669
HCI Group, Inc.	151	6,991
Horace Mann Educators Corp.	951	41,283
James River Group Holdings Ltd.	700	27,692
Kinsale Capital Group, Inc.	473	47,896
ProAssurance Corp.	1,240	46,624
RLI Corp.	919	83,969
Safety Insurance Group, Inc.	338	33,006
Stewart Information Services Corp.	547	23,395
Third Point Reinsurance Ltd.*	1,844	17,610
United Fire Group, Inc.	495	21,750
United Insurance Holdings Corp.	480	6,091
Universal Insurance Holdings, Inc.	724	21,069
		566,200
Interactive Media & Services - 0.1%
Care.com, Inc.*	651	8,157
QuinStreet, Inc.*	1,058	16,653
		24,810
Internet & Direct Marketing Retail - 0.3%
Liquidity Services, Inc.*	621	4,341
PetMed Express, Inc.(b)	465	10,616
Shutterstock, Inc.*	440	18,295
Stamps.com, Inc.*	375	32,719
		65,971
IT Services - 1.6%
Cardtronics plc, Class A*	847	35,760
CSG Systems International, Inc.	761	43,522
EVERTEC, Inc.	1,377	44,642
ExlService Holdings, Inc.*	789	55,080
ManTech International Corp., Class A	619	48,022
NIC, Inc.	1,545	35,056
Perficient, Inc.*	758	32,048
Sykes Enterprises, Inc.*	892	31,345
TTEC Holdings, Inc.	333	15,295
Unisys Corp.*	1,194	13,588
Virtusa Corp.*	697	31,149
		385,507
Leisure Products - 0.3%
Callaway Golf Co.	2,171	45,113
Sturm Ruger & Co., Inc.	382	17,400
Vista Outdoor, Inc.*	1,332	11,029
		73,542
Life Sciences Tools & Services - 0.8%
Cambrex Corp.*	778	46,656
Luminex Corp.	967	20,433
Medpace Holdings, Inc.*	625	47,919
NeoGenomics, Inc.*	2,396	61,841
		176,849

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Machinery - 4.3%
Actuant Corp., Class A	1,262	30,995
Alamo Group, Inc.	224	25,715
Albany International Corp., Class A	709	59,329
Astec Industries, Inc.	520	19,479
Barnes Group, Inc.	1,098	64,991
Briggs & Stratton Corp.	970	5,190
Chart Industries, Inc.*	826	45,595
CIRCOR International, Inc.*	459	20,361
EnPro Industries, Inc.	476	31,602
ESCO Technologies, Inc.	599	52,754
Federal Signal Corp.	1,393	45,885
Franklin Electric Co., Inc.	887	49,202
Greenbrier Cos., Inc. (The)	750	21,105
Harsco Corp.*	1,853	41,229
Hillenbrand, Inc.	1,407	44,489
John Bean Technologies Corp.	730	79,972
Lindsay Corp.	248	22,375
Lydall, Inc.*	405	7,541
Mueller Industries, Inc.	1,308	41,058
Proto Labs, Inc.*	620	60,072
SPX Corp.*	1,017	48,592
SPX FLOW, Inc.*	983	46,594
Standex International Corp.	287	22,151
Tennant Co.	420	31,273
Titan International, Inc.	1,151	3,372
Wabash National Corp.	1,257	19,798
Watts Water Technologies, Inc., Class A	638	61,860
		1,002,579
Marine - 0.2%
Matson, Inc.	990	37,363

Media - 0.3%
EW Scripps Co. (The), Class A	1,257	18,755
Gannett Co., Inc.(b)	3,090	19,652
Scholastic Corp.	711	26,399
TechTarget, Inc.*	530	14,056
		78,862
Metals & Mining - 0.9%
AK Steel Holding Corp.*	7,301	20,151
Century Aluminum Co.*	1,148	8,093
Cleveland-Cliffs, Inc.(b)	6,252	49,954
Haynes International, Inc.	289	10,612
Kaiser Aluminum Corp.	369	40,435
Materion Corp.	471	27,723
Olympic Steel, Inc.	208	3,486
SunCoke Energy, Inc.	2,103	10,767
TimkenSteel Corp.*	919	5,349
Warrior Met Coal, Inc.	1,191	24,451
		201,021
Mortgage Real Estate Investment Trusts (REITs) - 1.3%
Apollo Commercial Real Estate Finance, Inc.	3,294	60,181
ARMOUR Residential REIT, Inc.	1,366	23,577
Capstead Mortgage Corp.	2,213	17,217
Granite Point Mortgage Trust, Inc.	1,266	23,003
Invesco Mortgage Capital, Inc.	3,295	53,511
KKR Real Estate Finance Trust, Inc.	559	11,286
New York Mortgage Trust, Inc.	5,998	37,368
PennyMac Mortgage Investment Trust	2,026	46,780
Redwood Trust, Inc.	2,587	41,858
		314,781
Multiline Retail - 0.1%
Big Lots, Inc.	900	18,810
JC Penney Co., Inc.*(b)	6,917	7,816
		26,626
Multi-Utilities - 0.3%
Avista Corp.	1,526	72,149

Oil, Gas & Consumable Fuels - 1.2%
Bonanza Creek Energy, Inc.*	430	7,508
Callon Petroleum Co.*(b)	5,270	19,236
Carrizo Oil & Gas, Inc.*	2,134	13,679
CONSOL Energy, Inc.*	596	7,605
Denbury Resources, Inc.*	10,837	10,691
Green Plains, Inc.	777	11,849
Gulfport Energy Corp.*	3,346	7,930
HighPoint Resources Corp.*	2,517	3,146
Jagged Peak Energy, Inc.*(b)	1,374	9,165
Laredo Petroleum, Inc.*	4,164	8,994
Par Pacific Holdings, Inc.*	848	21,107
PDC Energy, Inc.*	1,359	30,890
Penn Virginia Corp.*	311	7,511
QEP Resources, Inc.	5,490	17,952
Range Resources Corp.(b)	4,813	16,797
Renewable Energy Group, Inc.*	899	15,337
REX American Resources Corp.*	131	12,032
Ring Energy, Inc.*	1,376	2,642
SM Energy Co.	2,448	20,343
SRC Energy, Inc.*	5,618	20,056
Talos Energy, Inc.*	460	10,672
Unit Corp.*	1,281	1,096
Whiting Petroleum Corp.*	2,107	9,650
		285,888
Paper & Forest Products - 0.6%
Boise Cascade Co.	898	34,052
Clearwater Paper Corp.*	380	8,318
Mercer International, Inc.	924	11,578
Neenah, Inc.	389	28,312
PH Glatfelter Co.	1,019	18,189
Schweitzer-Mauduit International, Inc.	713	31,272
		131,721
Personal Products - 0.5%
Avon Products, Inc.*	10,230	46,956
Inter Parfums, Inc.	407	28,689
Medifast, Inc.(b)	273	23,999
USANA Health Sciences, Inc.*	298	21,933
		121,577
Pharmaceuticals - 0.9%
Akorn, Inc.*	2,182	7,964
Amphastar Pharmaceuticals, Inc.*	795	15,510
ANI Pharmaceuticals, Inc.*	213	13,125
Corcept Therapeutics, Inc.*	2,361	30,292
Endo International plc*	4,648	23,612
Innoviva, Inc.*	1,542	20,786
Lannett Co., Inc.*(b)	773	6,818
Pacira BioSciences, Inc.*	958	44,279
Phibro Animal Health Corp., Class A	468	11,354
Supernus Pharmaceuticals, Inc.*	1,210	28,290
		202,030

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Professional Services - 0.8%
Exponent, Inc.	1,198	76,133
Forrester Research, Inc.	244	9,743
Heidrick & Struggles International, Inc.	442	13,711
Kelly Services, Inc., Class A	765	16,761
Korn Ferry	1,292	50,750
Resources Connection, Inc.	690	10,660
TrueBlue, Inc.*	925	21,562
		199,320
Real Estate Management & Development - 0.3%
Marcus & Millichap, Inc.*	541	19,887
RE/MAX Holdings, Inc., Class A	411	15,762
Realogy Holdings Corp.(b)	2,638	27,620
		63,269
Road & Rail - 0.5%
ArcBest Corp.	589	16,952
Heartland Express, Inc.	1,079	23,101
Marten Transport Ltd.	894	18,890
Saia, Inc.*	596	56,560
		115,503
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc.*	884	56,762
Axcelis Technologies, Inc.*	746	15,994
Brooks Automation, Inc.	1,667	74,632
Cabot Microelectronics Corp.	671	89,518
CEVA, Inc.*	507	13,141
Cohu, Inc.	949	16,835
Diodes, Inc.*	954	44,017
DSP Group, Inc.*	528	7,482
FormFactor, Inc.*	1,735	40,148
Ichor Holdings Ltd.*	518	16,343
Kulicke & Soffa Industries, Inc.	1,464	36,732
MaxLinear, Inc.*	1,496	29,725
Onto Innovation, Inc.*	1,125	37,755
PDF Solutions, Inc.*	645	10,217
Photronics, Inc.*	1,550	18,228
Power Integrations, Inc.	677	61,939
Rambus, Inc.*	2,564	33,460
SMART Global Holdings, Inc.*	305	9,394
Ultra Clean Holdings, Inc.*	912	20,283
Veeco Instruments, Inc.*	1,129	15,456
Xperi Corp.	1,138	22,521
		670,582
Software - 1.9%
8x8, Inc.*	2,291	47,011
Agilysys, Inc.*	470	11,905
Alarm.com Holdings, Inc.*	840	36,641
Bottomline Technologies DE, Inc.*	881	43,601
Ebix, Inc.	514	17,877
LivePerson, Inc.*	1,406	55,804
MicroStrategy, Inc., Class A*	190	28,563
OneSpan, Inc.*	754	14,062
Progress Software Corp.	1,031	43,312
Qualys, Inc.*	780	68,258
SPS Commerce, Inc.*	805	45,346
TiVo Corp.	2,902	22,664
		435,044
Specialty Retail - 3.2%
Abercrombie & Fitch Co., Class A	1,457	23,268
Asbury Automotive Group, Inc.*	446	49,435
Barnes & Noble Education, Inc.*	877	4,420
Boot Barn Holdings, Inc.*	657	26,162
Buckle, Inc. (The)(b)	659	18,333
Caleres, Inc.	975	21,343
Cato Corp. (The), Class A	505	9,625
Chico’s FAS, Inc.	2,720	12,974
Children’s Place, Inc. (The)(b)	360	26,014
Conn’s, Inc.*	441	9,671
Designer Brands, Inc., Class A	1,273	21,005
Express, Inc.*	1,551	6,095
GameStop Corp., Class A(b)	2,083	13,206
Genesco, Inc.*	328	12,182
Group 1 Automotive, Inc.	403	41,545
Guess?, Inc.	984	18,942
Haverty Furniture Cos., Inc.	419	8,426
Hibbett Sports, Inc.*	412	11,689
Lithia Motors, Inc., Class A	517	83,020
Lumber Liquidators Holdings, Inc.*(b)	662	5,898
MarineMax, Inc.*	501	8,297
Michaels Cos., Inc. (The)*	1,863	15,239
Monro, Inc.	765	56,151
Office Depot, Inc.	12,607	28,114
Rent-A-Center, Inc.	1,128	29,362
RH*	368	75,657
Shoe Carnival, Inc.(b)	212	7,526
Signet Jewelers Ltd.	1,205	22,136
Sleep Number Corp.*	677	32,679
Sonic Automotive, Inc., Class A	560	18,340
Tailored Brands, Inc.(b)	1,165	6,163
Vitamin Shoppe, Inc.*	355	2,300
Zumiez, Inc.*	470	13,884
		739,101
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*	2,726	23,144
Diebold Nixdorf, Inc.*	1,771	12,875
		36,019
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc.*	1,601	55,875
Fossil Group, Inc.*	1,072	8,029
G-III Apparel Group Ltd.*	992	29,363
Kontoor Brands, Inc.	1,076	38,575
Movado Group, Inc.	378	7,390
Oxford Industries, Inc.	394	29,322
Steven Madden Ltd.	1,803	76,573
Unifi, Inc.*	338	8,230
Vera Bradley, Inc.*	545	6,017
Wolverine World Wide, Inc.	1,860	59,706
		319,080
Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc.*	1,229	36,194
Dime Community Bancshares, Inc.	713	14,374
Flagstar Bancorp, Inc.	795	29,622
HomeStreet, Inc.*	562	17,939
Meta Financial Group, Inc.	805	28,634
NMI Holdings, Inc., Class A*	1,563	52,470
Northfield Bancorp, Inc.	1,000	16,900
Northwest Bancshares, Inc.	2,313	38,488
Oritani Financial Corp.	884	16,442
Provident Financial Services, Inc.	1,399	34,024
TrustCo Bank Corp.	2,237	19,641
Walker & Dunlop, Inc.	660	43,322
		348,050
Tobacco - 0.3%
Universal Corp.	577	30,131

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Vector Group Ltd.	2,660	35,750
		65,881
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	890	56,826
DXP Enterprises, Inc.*	369	14,218
GMS, Inc.*	961	29,753
Kaman Corp.	644	40,958
Veritiv Corp.*	294	5,392
		147,147
Water Utilities - 0.6%
American States Water Co.	850	72,497
California Water Service Group	1,111	57,105
		129,602
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	1,080	40,554
Spok Holdings, Inc.	412	5,072
		45,626
TOTAL COMMON STOCKS (Cost $21,155,918)		17,738,338

Number of Rights

RIGHTS - 0.0%(c)

Chemicals - 0.0%(c)
Schulman, Inc., CVR*(d)(e) (Cost $—)	948	496

Shares

SECURITIES LENDING REINVESTMENTS(f) - 0.7%

INVESTMENT COMPANIES - 0.7%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $164,765)	164,765	164,765

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 19.3%

REPURCHASE AGREEMENTS(g) - 19.3%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $4,504,648 (Cost $4,504,052)	4,504,052	4,504,052

Total Investments - 96.0% (Cost $25,824,735)		22,407,651
Other Assets Less Liabilities - 4.0%		928,983
Net Assets - 100.0%		23,336,634

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,795,222.
(b)

The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $283,598, collateralized in the form of cash with a value of $164,765 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $136,275 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 6.13%, and maturity dates ranging from December 5, 2019 — May 15, 2049; a total value of $301,040.

(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to $496, which represents approximately 0.00% of net assets of the Fund.

(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $164,765.
(g)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,160,387
Aggregate gross unrealized depreciation	(5,100,055)
Net unrealized depreciation	$(2,939,668)
Federal income tax cost	$25,873,488

See accompanying notes to the financial statements.

Swap Agreements(1)

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
6,145,880	11/6/2020	Bank of America NA	2.03%	S&P SmallCap 600®	407,561	(266,815)	—	140,746
1,468,408	1/20/2021	Citibank NA	1.94%	S&P SmallCap 600®	13,128	—	—	13,128
2,780,834	11/8/2021	Credit Suisse International	1.96%	S&P SmallCap 600®	15,403	—	—	15,403
6,160,756	1/6/2021	Morgan Stanley & Co. International plc	2.11%	S&P SmallCap 600®	54,406	—	—	54,406
2,493,533	11/6/2020	Societe Generale	2.16%	S&P SmallCap 600®	(370,024)	1,180	315,124	(53,720)
9,886,964	11/6/2020	UBS AG	2.06%	S&P SmallCap 600®	405,695	(280,951)	—	124,744

28,936,375					526,169
				Total Unrealized Appreciation	896,193
				Total Unrealized Depreciation	(370,024)

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)

Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.7%

Aerospace & Defense - 1.2%
Axon Enterprise, Inc.*	621	45,830
Curtiss-Wright Corp.	448	61,515
Mercury Systems, Inc.*	580	42,485
Teledyne Technologies, Inc.*	381	130,298
		280,128
Air Freight & Logistics - 0.4%
XPO Logistics, Inc.*	966	79,878

Airlines - 0.3%
JetBlue Airways Corp.*	3,106	59,853

Auto Components - 0.9%
Adient plc*	914	19,980
Dana, Inc.	1,509	25,577
Delphi Technologies plc*	914	11,388
Gentex Corp.	2,670	75,828
Goodyear Tire & Rubber Co. (The)	2,437	38,968
Visteon Corp.*	294	27,498
		199,239
Automobiles - 0.2%
Thor Industries, Inc.	577	36,795

Banks - 5.8%
Associated Banc-Corp.	1,701	36,470
BancorpSouth Bank	981	30,509
Bank of Hawaii Corp.	426	38,387
Bank OZK	1,267	37,605
Cathay General Bancorp	795	29,272
Commerce Bancshares, Inc.	1,035	69,376
Cullen/Frost Bankers, Inc.	597	55,855
East West Bancorp, Inc.	1,525	69,876
First Financial Bankshares, Inc.	1,424	49,228
First Horizon National Corp.	3,276	52,678
FNB Corp.	3,405	42,290
Fulton Financial Corp.	1,744	29,927
Hancock Whitney Corp.	951	38,620
Home BancShares, Inc.	1,633	30,733
International Bancshares Corp.	606	25,707
PacWest Bancorp	1,239	46,140
Pinnacle Financial Partners, Inc.	758	46,556
Prosperity Bancshares, Inc.	988	69,407
Signature Bank	573	70,685
Sterling Bancorp	2,151	43,923
Synovus Financial Corp.	1,536	58,506
TCF Financial Corp.	1,606	68,239
Texas Capital Bancshares, Inc.*	527	30,461
Trustmark Corp.	675	23,193
UMB Financial Corp.	453	30,473
Umpqua Holdings Corp.	2,309	37,798
United Bankshares, Inc.	1,068	40,445
Valley National Bancorp	3,478	40,275
Webster Financial Corp.	965	46,986
Wintrust Financial Corp.	594	40,339
		1,329,959
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	96	36,895

Biotechnology - 0.7%
Exelixis, Inc.*	3,175	52,800
Ligand Pharmaceuticals, Inc.*	184	20,792
Repligen Corp.*	485	43,044
United Therapeutics Corp.*	460	42,440
		159,076
Building Products - 1.0%
Lennox International, Inc.	370	94,664
Owens Corning	1,132	75,912
Resideo Technologies, Inc.*	1,287	12,587
Trex Co., Inc.*	611	52,583
		235,746
Capital Markets - 2.1%
Eaton Vance Corp.	1,185	55,896
Evercore, Inc., Class A	418	32,345
FactSet Research Systems, Inc.	401	104,120
Federated Investors, Inc., Class B	1,008	33,788
Interactive Brokers Group, Inc., Class A	804	38,930
Janus Henderson Group plc	1,667	42,342
Legg Mason, Inc.	854	33,374
SEI Investments Co.	1,329	85,760
Stifel Financial Corp.	729	45,577
		472,132
Chemicals - 2.1%
Ashland Global Holdings, Inc.	634	45,458
Cabot Corp.	606	28,476
Chemours Co. (The)	1,715	27,080
Ingevity Corp.*	439	39,646
Minerals Technologies, Inc.	367	19,818
NewMarket Corp.	77	38,036
Olin Corp.	1,722	30,169
PolyOne Corp.	806	25,413
RPM International, Inc.	1,359	100,199
Scotts Miracle-Gro Co. (The)	414	41,847
Sensient Technologies Corp.	444	28,101
Valvoline, Inc.	1,973	44,688
		468,931
Commercial Services & Supplies - 1.6%
Brink’s Co. (The)	525	48,825
Clean Harbors, Inc.*	538	44,466
Deluxe Corp.	450	22,986
Healthcare Services Group, Inc.	777	19,541
Herman Miller, Inc.	618	29,528
HNI Corp.	449	17,641
KAR Auction Services, Inc.	1,399	29,547
MSA Safety, Inc.	373	46,226
Stericycle, Inc.*	955	59,993
Tetra Tech, Inc.	573	50,590
		369,343
Communications Equipment - 0.9%
Ciena Corp.*	1,624	61,647
InterDigital, Inc.	326	18,517
Lumentum Holdings, Inc.*	805	59,296
NetScout Systems, Inc.*	701	17,665
Plantronics, Inc.	340	8,616
ViaSat, Inc.*	604	44,394
		210,135
Construction & Engineering - 1.1%
AECOM*	1,653	71,625
Dycom Industries, Inc.*	329	17,124
EMCOR Group, Inc.	588	52,291
Fluor Corp.	1,467	25,584

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Granite Construction, Inc.	492	12,674
MasTec, Inc.*	632	41,927
Valmont Industries, Inc.	226	32,350
		253,575
Construction Materials - 0.2%
Eagle Materials, Inc.	440	40,493

Consumer Finance - 0.5%
FirstCash, Inc.	450	36,378
Green Dot Corp., Class A*	500	11,880
Navient Corp.	2,126	30,508
SLM Corp.	4,472	38,146
		116,912
Containers & Packaging - 0.8%
AptarGroup, Inc.	671	75,233
Greif, Inc., Class A	275	11,866
Owens-Illinois, Inc.	1,630	16,104
Silgan Holdings, Inc.	816	25,141
Sonoco Products Co.	1,049	63,496
		191,840
Distributors - 0.4%
Pool Corp.	418	86,296

Diversified Consumer Services - 0.7%
Adtalem Global Education, Inc.*	576	19,429
Graham Holdings Co., Class B	46	29,054
Service Corp. International	1,911	84,122
WW International, Inc.*	487	21,082
		153,687
Diversified Financial Services - 0.2%
Jefferies Financial Group, Inc.	2,649	55,364

Electric Utilities - 1.2%
ALLETE, Inc.	541	43,340
Hawaiian Electric Industries, Inc.	1,142	49,871
IDACORP, Inc.	528	55,466
OGE Energy Corp.	2,097	88,200
PNM Resources, Inc.	834	40,407
		277,284
Electrical Equipment - 1.1%
Acuity Brands, Inc.	418	54,666
EnerSys	445	31,226
Hubbell, Inc.	570	83,801
nVent Electric plc	1,631	40,302
Regal Beloit Corp.	439	35,880
		245,875
Electronic Equipment, Instruments & Components - 3.6%
Arrow Electronics, Inc.*	871	69,366
Avnet, Inc.	1,085	44,105
Belden, Inc.	406	21,818
Cognex Corp.	1,789	89,772
Coherent, Inc.*	251	37,866
II-VI, Inc.*	912	26,621
Jabil, Inc.	1,459	56,668
Littelfuse, Inc.	258	46,804
National Instruments Corp.	1,244	52,397
SYNNEX Corp.	428	52,563
Tech Data Corp.*	373	54,044
Trimble, Inc.*	2,639	106,959
Vishay Intertechnology, Inc.	1,388	27,607
Zebra Technologies Corp., Class A*	567	142,283
		828,873
Energy Equipment & Services - 0.4%
Apergy Corp.*	812	20,738
Core Laboratories NV	465	20,367
Patterson-UTI Energy, Inc.	2,125	18,998
Transocean Ltd.*	6,028	30,019
		90,122
Entertainment - 0.7%
Cinemark Holdings, Inc.	1,118	37,867
Live Nation Entertainment, Inc.*	1,457	101,713
World Wrestling Entertainment, Inc., Class A	499	30,948
		170,528
Equity Real Estate Investment Trusts (REITs) - 8.8%
Alexander & Baldwin, Inc.	711	15,415
American Campus Communities, Inc.	1,440	69,178
Brixmor Property Group, Inc.	3,123	68,519
Camden Property Trust	1,015	113,223
CoreCivic, Inc.	1,249	18,922
CoreSite Realty Corp.	386	43,769
Corporate Office Properties Trust	1,173	34,228
Cousins Properties, Inc.	1,538	62,274
CyrusOne, Inc.	1,186	73,888
Douglas Emmett, Inc.	1,727	76,109
EastGroup Properties, Inc.	393	53,523
EPR Properties	812	57,587
First Industrial Realty Trust, Inc.	1,327	56,504
GEO Group, Inc. (The)	1,271	17,616
Healthcare Realty Trust, Inc.	1,355	44,972
Highwoods Properties, Inc.	1,086	52,725
JBG SMITH Properties	1,237	49,332
Kilroy Realty Corp.	973	80,993
Lamar Advertising Co., Class A	901	75,170
Liberty Property Trust	1,654	101,919
Life Storage, Inc.	489	53,555
Mack-Cali Realty Corp.	949	20,299
Medical Properties Trust, Inc.	5,198	107,911
National Retail Properties, Inc.	1,799	100,276
Omega Healthcare Investors, Inc.	2,270	95,408
Park Hotels & Resorts, Inc.	2,513	59,432
Pebblebrook Hotel Trust	1,369	35,868
PotlatchDeltic Corp.	704	30,575
PS Business Parks, Inc.	209	36,907
Rayonier, Inc.	1,359	41,626
Sabra Health Care REIT, Inc.	1,987	44,270
Senior Housing Properties Trust	2,492	18,241
Service Properties Trust	1,724	40,152
Spirit Realty Capital, Inc.	1,045	54,758
Tanger Factory Outlet Centers, Inc.(b)	981	14,931
Taubman Centers, Inc.	642	20,852
Uniti Group, Inc.	2,026	13,615
Urban Edge Properties	1,207	25,021
Weingarten Realty Investors	1,268	40,373
		2,019,936
Food & Staples Retailing - 0.5%
BJ’s Wholesale Club Holdings, Inc.*	1,272	30,146
Casey’s General Stores, Inc.	385	66,902
Sprouts Farmers Market, Inc.*	1,238	24,512
		121,560
Food Products - 1.4%
Flowers Foods, Inc.	2,018	43,448

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Hain Celestial Group, Inc. (The)*	842	20,814
Ingredion, Inc.	699	58,136
Lancaster Colony Corp.	208	32,870
Pilgrim’s Pride Corp.*	548	17,262
Post Holdings, Inc.*	720	76,032
Sanderson Farms, Inc.	207	34,275
Tootsie Roll Industries, Inc.(b)	178	6,114
TreeHouse Foods, Inc.*	589	28,796
		317,747
Gas Utilities - 1.4%
National Fuel Gas Co.	905	40,743
New Jersey Resources Corp.	943	40,115
ONE Gas, Inc.	552	49,056
Southwest Gas Holdings, Inc.	569	43,107
Spire, Inc.	533	41,265
UGI Corp.	2,190	95,375
		309,661
Health Care Equipment & Supplies - 3.4%
Avanos Medical, Inc.*	499	17,295
Cantel Medical Corp.	386	29,683
Globus Medical, Inc., Class A*	803	44,928
Haemonetics Corp.*	533	64,280
Hill-Rom Holdings, Inc.	700	75,047
ICU Medical, Inc.*	202	37,871
Integra LifeSciences Holdings Corp.*	744	45,377
LivaNova plc*	507	42,466
Masimo Corp.*	514	79,706
NuVasive, Inc.*	545	39,371
Penumbra, Inc.*	336	59,445
STERIS plc	887	134,061
West Pharmaceutical Services, Inc.	773	113,654
		783,184
Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc.*	928	29,844
Amedisys, Inc.*	336	54,755
Chemed Corp.	166	71,383
Encompass Health Corp.	1,034	73,114
HealthEquity, Inc.*	740	46,539
MEDNAX, Inc.*	883	23,064
Molina Healthcare, Inc.*	658	89,159
Patterson Cos., Inc.	902	17,553
Tenet Healthcare Corp.*	1,084	34,905
		440,316
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	1,747	18,833

Hotels, Restaurants & Leisure - 3.5%
Boyd Gaming Corp.	838	24,646
Brinker International, Inc.	393	17,606
Caesars Entertainment Corp.*	5,825	75,958
Cheesecake Factory, Inc. (The)(b)	430	18,752
Churchill Downs, Inc.	373	48,494
Cracker Barrel Old Country Store, Inc.	252	38,742
Domino’s Pizza, Inc.	432	127,138
Dunkin’ Brands Group, Inc.	867	66,369
Eldorado Resorts, Inc.*(b)	684	36,601
Jack in the Box, Inc.	248	19,664
Marriott Vacations Worldwide Corp.	407	49,997
Papa John’s International, Inc.	229	14,491
Penn National Gaming, Inc.*	1,142	26,300
Scientific Games Corp.*	567	15,513
Six Flags Entertainment Corp.	823	35,784
Texas Roadhouse, Inc.	685	39,662
Wendy’s Co. (The)	1,934	41,465
Wyndham Destinations, Inc.	966	46,851
Wyndham Hotels & Resorts, Inc.	1,010	58,509
		802,542
Household Durables - 0.8%
Helen of Troy Ltd.*	263	42,454
KB Home	896	30,984
Tempur Sealy International, Inc.*	483	40,997
Toll Brothers, Inc.	1,353	54,350
TRI Pointe Group, Inc.*	1,492	23,245
		192,030
Household Products - 0.2%
Energizer Holdings, Inc.	672	33,526

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	593	92,496

Insurance - 4.6%
Alleghany Corp.*	151	117,786
American Financial Group, Inc.	782	85,793
Brighthouse Financial, Inc.*	1,167	48,034
Brown & Brown, Inc.	2,447	92,350
CNO Financial Group, Inc.	1,636	29,644
First American Financial Corp.	1,175	74,753
Genworth Financial, Inc., Class A*	5,275	20,889
Hanover Insurance Group, Inc. (The)	414	56,275
Kemper Corp.	656	48,492
Mercury General Corp.	284	13,910
Old Republic International Corp.	2,988	67,409
Primerica, Inc.	439	58,756
Reinsurance Group of America, Inc.	658	108,873
RenaissanceRe Holdings Ltd.	463	87,197
Selective Insurance Group, Inc.	622	41,189
WR Berkley Corp.	1,516	103,088
		1,054,438
Interactive Media & Services - 0.1%
Yelp, Inc.*	677	23,478

Internet & Direct Marketing Retail - 0.4%
Etsy, Inc.*	1,262	54,758
GrubHub, Inc.*	958	41,309
		96,067
IT Services - 2.0%
CACI International, Inc., Class A*	261	62,462
CoreLogic, Inc.*	839	34,760
KBR, Inc.	1,484	44,179
LiveRamp Holdings, Inc.*	710	35,564
MAXIMUS, Inc.	668	49,866
Perspecta, Inc.	1,447	39,908
Sabre Corp.	2,869	64,352
Science Applications International Corp.	513	43,785
WEX, Inc.*	454	91,313
		466,189
Leisure Products - 0.7%
Brunswick Corp.	898	52,776
Mattel, Inc.*	3,623	42,389

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Polaris, Inc.	602	58,815
		153,980
Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc., Class A*	225	83,111
Bio-Techne Corp.	400	87,300
Charles River Laboratories International, Inc.*	512	74,368
PRA Health Sciences, Inc.*	659	71,706
Syneos Health, Inc.*	651	35,746
		352,231
Machinery - 3.6%
AGCO Corp.	663	51,800
Colfax Corp.*	875	29,488
Crane Co.	534	44,359
Donaldson Co., Inc.	1,337	74,979
Graco, Inc.	1,748	84,446
ITT, Inc.	922	64,337
Kennametal, Inc.	865	30,128
Lincoln Electric Holdings, Inc.	647	59,692
Nordson Corp.	536	88,885
Oshkosh Corp.	718	64,950
Terex Corp.	687	19,284
Timken Co. (The)	718	37,760
Toro Co. (The)	1,117	87,327
Trinity Industries, Inc.	1,072	22,555
Woodward, Inc.	590	68,906
		828,896
Marine - 0.2%
Kirby Corp.*	627	52,900

Media - 1.0%
AMC Networks, Inc., Class A*	463	17,793
Cable One, Inc.	53	81,355
John Wiley & Sons, Inc., Class A	462	21,834
Meredith Corp.	421	14,752
New York Times Co. (The), Class A	1,506	48,569
TEGNA, Inc.	2,272	34,875
		219,178
Metals & Mining - 1.7%
Allegheny Technologies, Inc.*	1,322	30,485
Carpenter Technology Corp.	499	26,233
Commercial Metals Co.	1,236	26,401
Compass Minerals International, Inc.	356	19,676
Reliance Steel & Aluminum Co.	698	82,350
Royal Gold, Inc.	688	80,682
Steel Dynamics, Inc.	2,301	77,613
United States Steel Corp.	1,790	23,485
Worthington Industries, Inc.	388	14,860
		381,785
Multiline Retail - 0.2%
Dillard’s, Inc., Class A(b)	107	7,683
Ollie’s Bargain Outlet Holdings, Inc.*	573	37,474
		45,157
Multi-Utilities - 0.6%
Black Hills Corp.	639	48,928
MDU Resources Group, Inc.	2,086	60,578
NorthWestern Corp.	528	37,789
		147,295
Oil, Gas & Consumable Fuels - 1.1%
Antero Midstream Corp.(b)	3,133	14,349
Chesapeake Energy Corp.*(b)	11,820	7,036
CNX Resources Corp.*	1,967	13,592
EQT Corp.	2,678	23,379
Equitrans Midstream Corp.	2,140	21,336
Matador Resources Co.*	1,150	16,192
Murphy Oil Corp.	1,616	37,184
Oasis Petroleum, Inc.*	3,037	7,107
PBF Energy, Inc., Class A	1,068	33,428
Southwestern Energy Co.*	5,674	10,327
World Fuel Services Corp.	685	29,044
WPX Energy, Inc.*	4,428	43,572
		256,546
Paper & Forest Products - 0.3%
Domtar Corp.	600	22,392
Louisiana-Pacific Corp.	1,297	38,469
		60,861
Personal Products - 0.2%
Edgewell Personal Care Co.*	568	17,699
Nu Skin Enterprises, Inc., Class A	582	22,256
		39,955
Pharmaceuticals - 0.6%
Catalent, Inc.*	1,531	79,597
Nektar Therapeutics*	1,836	37,252
Prestige Consumer Healthcare, Inc.*	527	19,905
		136,754
Professional Services - 0.7%
ASGN, Inc.*	555	37,190
FTI Consulting, Inc.*	393	42,833
Insperity, Inc.	406	31,575
ManpowerGroup, Inc.	626	57,993
		169,591
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.	541	89,984

Road & Rail - 1.5%
Avis Budget Group, Inc.*	613	18,237
Genesee & Wyoming, Inc., Class A*	593	66,090
Knight-Swift Transportation Holdings, Inc.	1,286	47,569
Landstar System, Inc.	415	46,235
Old Dominion Freight Line, Inc.	670	128,365
Ryder System, Inc.	558	29,289
Werner Enterprises, Inc.	464	17,057
		352,842
Semiconductors & Semiconductor Equipment - 3.1%
Cirrus Logic, Inc.*	609	43,665
Cree, Inc.*	1,121	49,560
Cypress Semiconductor Corp.	3,872	90,798
First Solar, Inc.*	796	43,971
MKS Instruments, Inc.	571	60,686
Monolithic Power Systems, Inc.	421	67,646
Semtech Corp.*	697	33,777
Silicon Laboratories, Inc.*	454	48,092
SolarEdge Technologies, Inc.*	502	40,968
Synaptics, Inc.*	344	19,663
Teradyne, Inc.	1,781	111,473
Universal Display Corp.	444	86,234
		696,533

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Software - 3.2%
ACI Worldwide, Inc.*	1,223	45,862
Blackbaud, Inc.	515	42,683
CDK Global, Inc.	1,270	68,009
Ceridian HCM Holding, Inc.*(b)	1,037	62,593
CommVault Systems, Inc.*	436	22,070
Fair Isaac Corp.*	303	111,428
j2 Global, Inc.	486	47,152
LogMeIn, Inc.	519	40,472
Manhattan Associates, Inc.*	675	56,369
PTC, Inc.*	1,086	83,188
Teradata Corp.*	1,196	31,766
Tyler Technologies, Inc.*	404	117,229
		728,821
Specialty Retail - 1.8%
Aaron’s, Inc.	708	41,347
American Eagle Outfitters, Inc.	1,666	24,940
AutoNation, Inc.*	616	31,471
Bed Bath & Beyond, Inc.(b)	1,340	19,537
Dick’s Sporting Goods, Inc.	690	31,609
Five Below, Inc.*	582	71,999
Foot Locker, Inc.	1,149	46,018
Murphy USA, Inc.*	314	36,904
Sally Beauty Holdings, Inc.*	1,264	23,296
Urban Outfitters, Inc.*	739	18,963
Williams-Sonoma, Inc.	819	56,839
		402,923
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.*	1,335	43,828

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	469	48,452
Deckers Outdoor Corp.*	303	50,959
Skechers U.S.A., Inc., Class A*	1,402	56,388
		155,799
Thrifts & Mortgage Finance - 0.5%
LendingTree, Inc.*(b)	81	29,203
New York Community Bancorp, Inc.	4,898	58,384
Washington Federal, Inc.	832	30,626
		118,213
Trading Companies & Distributors - 0.6%
GATX Corp.	374	30,230
MSC Industrial Direct Co., Inc., Class A	471	34,576
NOW, Inc.*	1,142	12,802
Watsco, Inc.	342	60,866
		138,474
Water Utilities - 0.4%
Aqua America, Inc.	2,262	100,139

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	1,022	24,232

TOTAL COMMON STOCKS (Cost $19,890,702)		18,917,879

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $51,184)	51,184	51,184

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 7.7%

REPURCHASE AGREEMENTS(d) - 7.7%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $1,756,278 (Cost $1,756,044)	1,756,044	1,756,044

Total Investments - 90.6% (Cost $21,697,930)		20,725,107
Other Assets Less Liabilities - 9.4%		2,142,690
Net Assets - 100.0%		22,867,797

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,606,241.
(b)

The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $125,874, collateralized in the form of cash with a value of $51,184 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $83,173 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.75%, and maturity dates ranging from December 5, 2019 — May 15, 2049; a total value of $134,357.

(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $51,184.
(d)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,551,412
Aggregate gross unrealized depreciation	(2,766,212)
Net unrealized depreciation	$(214,800)
Federal income tax cost	$21,724,723

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	6	12/20/2019	USD	$1,205,520	$11,622

Swap Agreements(1)

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
5,257,833	1/6/2020	Bank of America NA	2.16%	S&P MidCap 400®	(20,694)	20,694	—	—
6,176,749	11/6/2020	BNP Paribas SA	2.16%	S&P MidCap 400®	265,305	(262,129)	—	3,176
4,942,959	11/6/2020	Citibank NA	1.99%	S&P MidCap 400®	50,450	—	(50,450)	—
7,168,410	12/10/2019	Credit Suisse International	2.01%	S&P MidCap 400®	258,726	—	(258,726)	—
520,628	12/7/2020	Goldman Sachs International	1.79%	SPDR® S&P MidCap 400® ETF Trust	4,952
4,777,154	1/6/2020	Goldman Sachs International	2.04%	S&P MidCap 400®	(258,926)
5,297,782					(253,974)	—	253,974	—
2,701,642	1/6/2021	Morgan Stanley & Co. International plc	2.26%	S&P MidCap 400®	26,790	(180)	—	26,610
8,941,979	11/6/2020	Societe Generale	2.06%	S&P MidCap 400®	370,208	(370,208)	—	—
7,994,367	11/8/2021	UBS AG	2.11%	S&P MidCap 400®	76,383	—	—	76,383
48,481,721					773,194
				Total Unrealized Appreciation	1,052,814
				Total Unrealized Depreciation	(279,620)

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)

Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

UltraPro Nasdaq Biotechnology

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 56.5%

Biotechnology - 45.3%
AC Immune SA*	1,411	11,288
ACADIA Pharmaceuticals, Inc.*	3,017	136,640
Acceleron Pharma, Inc.*	1,103	54,003
Achillion Pharmaceuticals, Inc.*	2,918	18,121
Acorda Therapeutics, Inc.*	1,004	1,606
Adamas Pharmaceuticals, Inc.*	580	3,451
Adaptimmune Therapeutics plc, ADR*	1,734	2,029
Aduro Biotech, Inc.*	1,674	1,992
Adverum Biotechnologies, Inc.*	1,346	14,685
Aeglea BioTherapeutics, Inc.*	604	5,164
Agios Pharmaceuticals, Inc.*	1,402	54,538
Aimmune Therapeutics, Inc.*	1,309	36,547
Akcea Therapeutics, Inc.*	1,943	37,830
Akebia Therapeutics, Inc.*	2,482	15,612
Alexion Pharmaceuticals, Inc.*	4,683	533,581
Alkermes plc*	3,281	68,967
Allakos, Inc.*(b)	1,011	96,045
Alnylam Pharmaceuticals, Inc.*	2,322	271,999
AMAG Pharmaceuticals, Inc.*	708	7,540
Amarin Corp. plc, ADR*	6,856	145,827
Amgen, Inc.	5,556	1,304,104
Amicus Therapeutics, Inc.*	5,317	55,722
AnaptysBio, Inc.*	565	7,622
Apellis Pharmaceuticals, Inc.*	1,330	35,750
Aptinyx, Inc.*(b)	703	2,854
Arbutus Biopharma Corp.*	1,187	1,982
Arena Pharmaceuticals, Inc.*	1,040	49,275
Argenx SE, ADR*	446	66,030
ArQule, Inc.*	2,511	24,081
Arrowhead Pharmaceuticals, Inc.*	1,990	145,290
Ascendis Pharma A/S, ADR*	954	109,882
Atara Biotherapeutics, Inc.*	1,122	15,944
Athenex, Inc.*	1,614	25,146
Audentes Therapeutics, Inc.*	949	27,549
Aurinia Pharmaceuticals, Inc.*	1,917	15,221
Autolus Therapeutics plc, ADR*	550	8,250
Avrobio, Inc.*	661	10,602
Axovant Gene Therapies Ltd.*	476	2,575
BeiGene Ltd., ADR*	842	171,170
BioCryst Pharmaceuticals, Inc.*	2,307	6,575
Biogen, Inc.*	2,637	790,599
BioMarin Pharmaceutical, Inc.*	3,748	302,501
Bluebird Bio, Inc.*	1,154	93,405
Blueprint Medicines Corp.*	1,025	84,091
Cellectis SA, ADR*	356	4,948
ChemoCentryx, Inc.*	1,216	36,881
China Biologic Products Holdings, Inc.*	799	93,171
Clovis Oncology, Inc.*(b)	1,141	17,035
Coherus Biosciences, Inc.*	1,456	26,193
Concert Pharmaceuticals, Inc.*	497	3,747
Corbus Pharmaceuticals Holdings, Inc.*(b)	1,350	6,345
Crinetics Pharmaceuticals, Inc.*(b)	505	9,878
CRISPR Therapeutics AG*	1,141	81,753
Cytokinetics, Inc.*	1,225	11,846
CytomX Therapeutics, Inc.*	948	5,934
DBV Technologies SA, ADR*	617	4,813
Deciphera Pharmaceuticals, Inc.*	1,024	48,425
Denali Therapeutics, Inc.*	2,002	35,616
Dicerna Pharmaceuticals, Inc.*	1,427	34,334
Eagle Pharmaceuticals, Inc.*	286	16,725
Editas Medicine, Inc.*	1,034	31,310
Eidos Therapeutics, Inc.*(b)	770	43,374
Eiger BioPharmaceuticals, Inc.*	510	6,707
Enanta Pharmaceuticals, Inc.*	411	26,164
Epizyme, Inc.*	1,901	31,405
Esperion Therapeutics, Inc.*	567	29,121
Exelixis, Inc.*	6,325	105,185
Fate Therapeutics, Inc.*	1,545	24,133
FibroGen, Inc.*	1,815	76,902
Five Prime Therapeutics, Inc.*	768	3,011
Flexion Therapeutics, Inc.*	795	14,095
Forty Seven, Inc.*	881	11,136
G1 Therapeutics, Inc.*	783	16,913
Galapagos NV, ADR*	177	34,658
Geron Corp.*(b)	3,935	5,627
Gilead Sciences, Inc.	18,243	1,226,659
Global Blood Therapeutics, Inc.*	1,254	83,391
GlycoMimetics, Inc.*	902	5,304
Grifols SA, ADR	2,638	60,357
Halozyme Therapeutics, Inc.*	3,055	59,236
Homology Medicines, Inc.*	918	14,688
ImmunoGen, Inc.*	3,130	11,299
Immunomedics, Inc.*	4,009	75,289
Incyte Corp.*	4,491	422,873
Inovio Pharmaceuticals, Inc.*	2,068	5,211
Insmed, Inc.*	1,864	42,965
Intellia Therapeutics, Inc.*(b)	1,021	17,694
Intercept Pharmaceuticals, Inc.*	683	74,017
Intrexon Corp.*(b)	3,384	18,849
Ionis Pharmaceuticals, Inc.*	2,934	187,659
Iovance Biotherapeutics, Inc.*	2,586	59,038
Ironwood Pharmaceuticals, Inc.*	3,268	39,281
Karyopharm Therapeutics, Inc.*	1,293	22,653
Kiniksa Pharmaceuticals Ltd., Class A*	400	4,260
Kura Oncology, Inc.*	944	15,047
Lexicon Pharmaceuticals, Inc.*	2,219	7,833
Ligand Pharmaceuticals, Inc.*	397	44,861
MacroGenics, Inc.*	1,021	9,669
Magenta Therapeutics, Inc.*	810	10,724
MannKind Corp.*(b)	3,959	4,870
Medicines Co. (The)*	1,657	139,519
MediciNova, Inc.*(b)	906	6,451
Minerva Neurosciences, Inc.*	814	5,088
Mirati Therapeutics, Inc.*	821	82,732
Momenta Pharmaceuticals, Inc.*	2,061	34,625
Myriad Genetics, Inc.*	1,542	39,691
Neurocrine Biosciences, Inc.*	1,912	222,958
Novavax, Inc.*(b)	555	2,692
OPKO Health, Inc.*(b)	12,855	20,439
PDL BioPharma, Inc.*	2,385	7,394
Portola Pharmaceuticals, Inc.*	1,620	46,251
Progenics Pharmaceuticals, Inc.*	1,804	9,417
ProQR Therapeutics NV*	1,003	8,566
Proteostasis Therapeutics, Inc.*(b)	1,067	2,604
Prothena Corp. plc*	833	10,679
PTC Therapeutics, Inc.*	1,231	57,808
Puma Biotechnology, Inc.*	813	7,715
Ra Pharmaceuticals, Inc.*	982	45,889
Radius Health, Inc.*	963	21,571
Regeneron Pharmaceuticals, Inc.*	1,998	737,262

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
REGENXBIO, Inc.*	769	32,190
Replimune Group, Inc.*	661	9,188
Retrophin, Inc.*	897	12,441
Rhythm Pharmaceuticals, Inc.*	890	19,981
Rigel Pharmaceuticals, Inc.*	3,500	7,840
Rocket Pharmaceuticals, Inc.*	1,051	18,487
Rubius Therapeutics, Inc.*(b)	1,664	12,813
Sage Therapeutics, Inc.*	1,078	166,842
Sangamo Therapeutics, Inc.*	2,415	26,082
Sarepta Therapeutics, Inc.*	1,552	174,584
Savara, Inc.*	860	1,084
Seattle Genetics, Inc.*	3,551	427,363
Seres Therapeutics, Inc.*	1,460	5,767
Solid Biosciences, Inc.*	961	3,777
Spark Therapeutics, Inc.*	880	97,803
Spectrum Pharmaceuticals, Inc.*	2,357	21,166
Surface Oncology, Inc.*	582	1,222
Synlogic, Inc.*	662	1,417
Syros Pharmaceuticals, Inc.*	887	4,524
Tocagen, Inc.*(b)	499	327
Translate Bio, Inc.*	1,253	12,593
Ultragenyx Pharmaceutical, Inc.*	1,204	47,739
uniQure NV*	892	49,649
United Therapeutics Corp.*	916	84,510
UNITY Biotechnology, Inc.*(b)	902	6,963
Unum Therapeutics, Inc.*	640	471
UroGen Pharma Ltd.*	436	13,795
Vanda Pharmaceuticals, Inc.*	1,112	18,604
Veracyte, Inc.*	1,012	29,065
Verastem, Inc.*(b)	1,549	2,122
Vertex Pharmaceuticals, Inc.*	5,175	1,147,556
Voyager Therapeutics, Inc.*	772	10,530
Xencor, Inc.*	1,183	46,610
Xenon Pharmaceuticals, Inc.*	538	6,365
Zafgen, Inc.*	781	633
Zai Lab Ltd., ADR*	728	28,974
		12,355,225
Chemicals - 0.0%(c)
Amyris, Inc.*(b)	2,113	8,494

Health Care Equipment & Supplies - 0.8%
Cerus Corp.*	2,930	12,716
Neuronetics, Inc.*	386	1,668
Novocure Ltd.*	2,051	189,061
		203,445
Health Care Providers & Services - 0.0%(c)
PetIQ, Inc.*	479	11,017

Life Sciences Tools & Services - 5.6%
Bio-Techne Corp.	794	173,290
Illumina, Inc.*	2,960	949,450
Luminex Corp.	941	19,883
Medpace Holdings, Inc.*	750	57,502
NanoString Technologies, Inc.*	741	19,948
Pacific Biosciences of California, Inc.*	3,194	16,417
PRA Health Sciences, Inc.*	1,375	149,614
Quanterix Corp.*	584	14,793
Syneos Health, Inc.*	2,161	118,661
		1,519,558
Pharmaceuticals - 4.8%
AcelRx Pharmaceuticals, Inc.*	1,659	3,086
Aclaris Therapeutics, Inc.*	864	1,417
Aerie Pharmaceuticals, Inc.*(b)	960	18,230
Akorn, Inc.*	2,634	9,614
Amphastar Pharmaceuticals, Inc.*	986	19,237
ANI Pharmaceuticals, Inc.*	252	15,528
Aquestive Therapeutics, Inc.*	522	4,066
Assertio Therapeutics, Inc.*	1,685	1,281
Cara Therapeutics, Inc.*(b)	970	25,201
Collegium Pharmaceutical, Inc.*	699	15,189
Cymabay Therapeutics, Inc.*	1,435	2,526
Dermira, Inc.*	1,136	9,247
Eloxx Pharmaceuticals, Inc.*(b)	834	4,354
Endo International plc*	4,727	24,013
Evolus, Inc.*(b)	698	9,765
EyePoint Pharmaceuticals, Inc.*(b)	2,220	3,419
Foamix Pharmaceuticals Ltd.*	1,274	4,051
GW Pharmaceuticals plc, ADR*	615	62,798
Horizon Therapeutics plc*	3,894	127,645
Hutchison China MediTech Ltd., ADR*	870	20,976
Innoviva, Inc.*	2,115	28,510
Intra-Cellular Therapies, Inc.*	1,152	11,186
Jazz Pharmaceuticals plc*	1,183	178,775
Kala Pharmaceuticals, Inc.*(b)	710	2,961
Mylan NV*	10,772	202,298
MyoKardia, Inc.*	963	62,740
Nektar Therapeutics*	3,660	74,261
Ocular Therapeutix, Inc.*(b)	985	3,930
Omeros Corp.*(b)	1,029	15,229
Optinose, Inc.*(b)	866	8,089
Pacira BioSciences, Inc.*	869	40,165
Paratek Pharmaceuticals, Inc.*(b)	679	1,990
Reata Pharmaceuticals, Inc., Class A*	511	99,711
resTORbio, Inc.*(b)	756	907
Revance Therapeutics, Inc.*	921	16,486
SIGA Technologies, Inc.*	1,692	8,291
Strongbridge Biopharma plc*	1,131	2,047
Supernus Pharmaceuticals, Inc.*	1,095	25,601
TherapeuticsMD, Inc.*(b)	5,661	14,209
Theravance Biopharma, Inc.*	1,182	25,720
Tricida, Inc.*	1,031	41,199
WaVe Life Sciences Ltd.*	716	23,735
Xeris Pharmaceuticals, Inc.*	566	5,054
Zogenix, Inc.*	889	42,476
		1,317,213
TOTAL COMMON STOCKS (Cost $17,185,535)		15,414,952

Number of Rights

RIGHTS - 0.0%(c)

Pharmaceuticals - 0.0%(c)
Corium International, Inc., CVR*(d)(e) (Cost $—)	1,033	186

See accompanying notes to the financial statements.

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(f) - 0.8%

INVESTMENT COMPANIES - 0.8%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $217,855)	217,855	217,855

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 25.9%

REPURCHASE AGREEMENTS(g) - 25.9%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $7,079,960 (Cost $7,079,022)	7,079,022	7,079,022

Total Investments - 83.2% (Cost $24,482,412)		22,712,015
Other Assets Less Liabilities - 16.8%		4,574,490
Net Assets - 100.0%		27,286,505

*                 Non-income producing security.

(a)         All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,528,926.

(b)         The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $267,556, collateralized in the form of cash with a value of $217,855 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $54,115 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from December 5, 2019 – May 15, 2049; a total value of $271,970.

(c)          Represents less than 0.05% of net assets.

(d)         Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to $186, which represents approximately 0.00% of net assets of the Fund.

(e)          Illiquid security.

(f)           The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $217,855.

(g)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
CVR	Contingent Value Rights - No defined expiration

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,118,494
Aggregate gross unrealized depreciation	(3,420,873)
Net unrealized appreciation	$697,621
Federal income tax cost	$24,768,432

Swap Agreements(1)

UltraPro Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
22,421,691	11/6/2020	Bank of America NA	1.86%	NASDAQ Biotechnology Index®	1,241,094	(1,190,953)	—	50,141
1,464,450	1/20/2021	Citibank NA	1.74%	NASDAQ Biotechnology Index®	137,322	—	—	137,322
8,176,193	11/6/2020	Goldman Sachs International	2.09%	NASDAQ Biotechnology Index®	303,762	(300,944)	—	2,818
15,023,755	1/6/2021	Societe Generale	2.16%	NASDAQ Biotechnology Index®	993,620	(877,169)	—	116,451
19,490,887	11/6/2020	UBS AG	1.76%	NASDAQ Biotechnology Index®	78,240	—	—	78,240

66,576,976					2,754,038
				Total Unrealized Appreciation	2,754,038

See accompanying notes to the financial statements.

(1)             The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.

(2)             Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(3)             Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)             The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)             Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 89.6%

Aerospace & Defense - 1.2%
AAR Corp.	1,332	59,527
Aerojet Rocketdyne Holdings, Inc.*	2,917	128,932
AeroVironment, Inc.*	850	52,139
Astronics Corp.*	978	28,509
Axon Enterprise, Inc.*	2,329	171,880
Cubic Corp.	1,248	74,318
Ducommun, Inc.*	430	21,019
Kratos Defense & Security Solutions, Inc.*	3,599	64,998
Maxar Technologies, Inc.	2,383	24,783
Mercury Systems, Inc.*	2,165	158,586
Moog, Inc., Class A	1,281	110,000
National Presto Industries, Inc.	201	17,885
Park Aerospace Corp.	743	12,118
Parsons Corp.*	764	30,583
Triumph Group, Inc.	1,978	54,810
Vectrus, Inc.*	451	22,974
Wesco Aircraft Holdings, Inc.*	2,123	23,268
		1,056,329
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	2,337	57,513
Atlas Air Worldwide Holdings, Inc.*	929	24,238
Echo Global Logistics, Inc.*	1,068	21,392
Forward Air Corp.	1,125	78,784
Hub Group, Inc., Class A*	1,289	65,829
Radiant Logistics, Inc.*	1,562	8,357
		256,113
Airlines - 0.4%
Allegiant Travel Co.	519	88,090
Hawaiian Holdings, Inc.	1,872	56,703
Mesa Air Group, Inc.*	830	6,034
SkyWest, Inc.	1,996	125,029
Spirit Airlines, Inc.*	2,738	106,974
		382,830
Auto Components - 0.9%
Adient plc*	3,499	76,488
American Axle & Manufacturing Holdings, Inc.*	4,469	44,064
Cooper Tire & Rubber Co.	2,008	57,871
Cooper-Standard Holdings, Inc.*	669	19,020
Dana, Inc.	5,764	97,700
Dorman Products, Inc.*	1,077	80,043
Fox Factory Holding Corp.*	1,501	98,961
Gentherm, Inc.*	1,319	55,200
LCI Industries	975	103,798
Modine Manufacturing Co.*	1,976	14,662
Motorcar Parts of America, Inc.*	746	14,554
Standard Motor Products, Inc.	842	42,412
Stoneridge, Inc.*	1,056	31,828
Tenneco, Inc., Class A	2,024	25,077
Visteon Corp.*	1,115	104,286
		865,964
Automobiles - 0.1%
Winnebago Industries, Inc.	1,242	59,032

Banks - 8.8%
1st Constitution Bancorp	298	6,073
1st Source Corp.	564	28,995
ACNB Corp.	273	9,615
Allegiance Bancshares, Inc.*	781	28,022
Amalgamated Bank, Class A	552	10,554
Amerant Bancorp, Inc.*	772	17,015
American National Bankshares, Inc.	426	16,116
Ameris Bancorp	2,441	106,550
Ames National Corp.	356	10,036
Arrow Financial Corp.	507	18,181
Atlantic Capital Bancshares, Inc.*	893	16,896
Atlantic Union Bankshares Corp.	3,242	122,548
Banc of California, Inc.	1,807	27,756
BancFirst Corp.	739	43,668
Bancorp, Inc. (The)*	2,004	22,224
BancorpSouth Bank	3,819	118,771
Bank First Corp.	229	15,551
Bank of Commerce Holdings	694	7,946
Bank of Marin Bancorp	534	24,099
Bank of NT Butterfield & Son Ltd. (The)	2,184	75,457
Bank of Princeton (The)	225	6,449
Bank7 Corp.	150	2,837
BankFinancial Corp.	556	7,589
Bankwell Financial Group, Inc.	264	7,730
Banner Corp.	1,356	74,078
Bar Harbor Bankshares	608	15,589
Baycom Corp.*	435	9,553
BCB Bancorp, Inc.	557	7,542
Berkshire Hills Bancorp, Inc.	1,846	58,241
Boston Private Financial Holdings, Inc.	3,311	38,871
Bridge Bancorp, Inc.	651	21,275
Brookline Bancorp, Inc.	3,129	50,220
Bryn Mawr Bank Corp.	795	31,220
Business First Bancshares, Inc.	498	12,251
Byline Bancorp, Inc.*	930	17,103
C&F Financial Corp.	129	7,263
Cadence Bancorp	5,008	82,682
Cambridge Bancorp	171	13,321
Camden National Corp.	611	26,542
Capital Bancorp, Inc.*	315	4,694
Capital City Bank Group, Inc.	536	15,506
Capstar Financial Holdings, Inc.	584	9,811
Carolina Financial Corp.	835	35,312
Carter Bank & Trust*	906	19,135
Cathay General Bancorp	3,062	112,743
CBTX, Inc.	717	21,166
CenterState Bank Corp.	4,962	126,184
Central Pacific Financial Corp.	1,114	32,373
Central Valley Community Bancorp	461	9,727
Century Bancorp, Inc., Class A	113	9,859
Chemung Financial Corp.	140	6,408
Citizens & Northern Corp.	483	12,703
City Holding Co.	643	51,106
Civista Bancshares, Inc.	611	13,246
CNB Financial Corp.	580	18,363
Coastal Financial Corp.*	312	5,301
Codorus Valley Bancorp, Inc.	383	8,240
Colony Bankcorp, Inc.	296	4,798
Columbia Banking System, Inc.	2,934	114,661
Community Bank System, Inc.	2,029	137,668
Community Bankers Trust Corp.	864	7,508
Community Financial Corp. (The)	196	6,756

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Community Trust Bancorp, Inc.	618	27,773
ConnectOne Bancorp, Inc.	1,321	33,276
CrossFirst Bankshares, Inc.*	267	3,540
Customers Bancorp, Inc.*	1,131	26,443
CVB Financial Corp.	5,329	113,827
Eagle Bancorp, Inc.	1,344	59,700
Enterprise Bancorp, Inc.	355	11,321
Enterprise Financial Services Corp.	980	44,296
Equity Bancshares, Inc., Class A*	593	17,464
Esquire Financial Holdings, Inc.*	253	6,057
Evans Bancorp, Inc.	186	7,568
Farmers & Merchants Bancorp, Inc.	401	10,406
Farmers National Banc Corp.	1,023	15,693
FB Financial Corp.	680	26,180
Fidelity D&D Bancorp, Inc.	112	7,345
Financial Institutions, Inc.	618	20,134
First Bancorp, Inc.	409	11,648
First Bancorp/NC	1,170	45,747
First Bancorp/PR	8,569	89,975
First Bancshares, Inc. (The)	661	22,183
First Bank	661	7,159
First Busey Corp.	2,073	55,142
First Business Financial Services, Inc.	332	8,293
First Capital, Inc.(b)	129	8,766
First Choice Bancorp	401	9,127
First Commonwealth Financial Corp.	3,909	55,547
First Community Bankshares, Inc.	613	18,690
First Financial Bancorp	3,888	94,556
First Financial Bankshares, Inc.	5,192	179,487
First Financial Corp.	524	23,171
First Financial Northwest, Inc.	316	4,655
First Foundation, Inc.	1,562	25,601
First Guaranty Bancshares, Inc.	185	3,978
First Internet Bancorp	384	8,717
First Interstate BancSystem, Inc., Class A	1,509	63,529
First Merchants Corp.	2,180	88,268
First Mid Bancshares, Inc.	581	20,323
First Midwest Bancorp, Inc.	4,251	91,652
First Northwest Bancorp	355	6,259
First of Long Island Corp. (The)	954	23,115
Flushing Financial Corp.	1,080	22,896
FNCB Bancorp, Inc.	682	5,538
Franklin Financial Network, Inc.	527	17,992
Franklin Financial Services Corp.	162	6,072
Fulton Financial Corp.	6,489	111,351
FVCBankcorp, Inc.*	484	8,291
German American Bancorp, Inc.	990	33,363
Glacier Bancorp, Inc.	3,467	152,028
Great Southern Bancorp, Inc.	440	26,853
Great Western Bancorp, Inc.	2,285	78,535
Guaranty Bancshares, Inc.	325	10,741
Hancock Whitney Corp.	3,601	146,237
Hanmi Financial Corp.	1,206	23,674
HarborOne Bancorp, Inc.*	1,044	11,077
Hawthorn Bancshares, Inc.	226	5,499
Heartland Financial USA, Inc.	1,389	65,589
Heritage Commerce Corp.	1,667	20,838
Heritage Financial Corp.	1,465	40,405
Hilltop Holdings, Inc.	2,854	70,294
Home BancShares, Inc.	6,192	116,533
HomeTrust Bancshares, Inc.	630	16,462
Hope Bancorp, Inc.	4,812	69,822
Horizon Bancorp, Inc.	1,488	28,004
Howard Bancorp, Inc.*	513	8,547
IBERIABANK Corp.	2,084	152,111
Independent Bank Corp.	1,326	111,649
Independent Bank Corp./MI	864	19,310
Independent Bank Group, Inc.	1,496	86,214
International Bancshares Corp.	2,219	94,130
Investar Holding Corp.	373	9,332
Investors Bancorp, Inc.	9,203	110,988
Lakeland Bancorp, Inc.	1,946	32,459
Lakeland Financial Corp.	980	46,178
LCNB Corp.	483	8,931
Level One Bancorp, Inc.	203	4,971
Live Oak Bancshares, Inc.	1,017	18,560
Macatawa Bank Corp.	1,037	11,106
Mackinac Financial Corp.	368	5,792
MainStreet Bancshares, Inc.*	285	6,250
Malvern Bancorp, Inc.*	301	6,911
Mercantile Bank Corp.	641	22,595
Metropolitan Bank Holding Corp.*	280	12,625
Mid Penn Bancorp, Inc.	275	7,417
Midland States Bancorp, Inc.	873	24,514
MidWestOne Financial Group, Inc.	473	16,082
MutualFirst Financial, Inc.	234	9,278
MVB Financial Corp.	377	8,030
National Bank Holdings Corp., Class A	1,179	42,255
National Bankshares, Inc.	251	10,763
NBT Bancorp, Inc.	1,703	68,120
Nicolet Bankshares, Inc.*	329	23,839
Northeast Bank	296	6,394
Northrim Bancorp, Inc.	263	9,855
Norwood Financial Corp.	229	8,015
Oak Valley Bancorp	273	5,113
OFG Bancorp	2,018	43,286
Ohio Valley Banc Corp.	162	6,103
Old National Bancorp	6,833	123,541
Old Second Bancorp, Inc.	1,156	14,277
Opus Bank	872	22,419
Origin Bancorp, Inc.	761	27,145
Orrstown Financial Services, Inc.	409	8,965
Pacific Mercantile Bancorp*	780	5,585
Pacific Premier Bancorp, Inc.	2,359	75,582
Park National Corp.	528	52,974
Parke Bancorp, Inc.	359	8,591
PCB Bancorp	494	8,457
Peapack Gladstone Financial Corp.	758	22,664
Penns Woods Bancorp, Inc.	273	8,646
Peoples Bancorp of North Carolina, Inc.	181	5,702
Peoples Bancorp, Inc.	717	23,453
Peoples Financial Services Corp.	275	13,508
People’s Utah Bancorp	627	18,402
Preferred Bank	560	30,885
Premier Financial Bancorp, Inc.	521	9,456
QCR Holdings, Inc.	586	24,495
RBB Bancorp	648	12,973
Red River Bancshares, Inc.*	31	1,566
Reliant Bancorp, Inc.	408	9,115
Renasant Corp.	2,273	80,464
Republic Bancorp, Inc., Class A	386	17,833
Republic First Bancorp, Inc.*	1,742	6,898

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Richmond Mutual Bancorporation, Inc.*(b)	526	7,632
S&T Bancorp, Inc.	1,517	57,221
Sandy Spring Bancorp, Inc.	1,401	49,539
SB One Bancorp	328	7,754
Seacoast Banking Corp. of Florida*	2,013	59,887
Select Bancorp, Inc.*	653	7,790
ServisFirst Bancshares, Inc.	1,897	68,975
Shore Bancshares, Inc.	506	8,470
Sierra Bancorp	567	15,196
Simmons First National Corp., Class A	3,623	93,872
SmartFinancial, Inc.	507	11,560
South Plains Financial, Inc.	138	2,619
South State Corp.	1,354	112,796
Southern First Bancshares, Inc.*	278	11,907
Southern National Bancorp of Virginia, Inc.	783	12,473
Southside Bancshares, Inc.	1,277	44,835
Spirit of Texas Bancshares, Inc.*	537	12,265
Stock Yards Bancorp, Inc.	807	33,402
Summit Financial Group, Inc.	440	11,858
Tompkins Financial Corp.	581	50,402
Towne Bank	2,661	74,907
TriCo Bancshares	1,066	41,201
TriState Capital Holdings, Inc.*	975	23,624
Triumph Bancorp, Inc.*	963	34,533
Trustmark Corp.	2,568	88,236
UMB Financial Corp.	1,769	119,001
Union Bankshares, Inc.(b)	156	5,301
United Bankshares, Inc.	3,896	147,542
United Community Banks, Inc.	3,143	97,433
United Security Bancshares	537	5,606
Unity Bancorp, Inc.	314	6,955
Univest Financial Corp.	1,148	29,974
Valley National Bancorp	15,476	179,212
Veritex Holdings, Inc.	2,068	53,789
Washington Trust Bancorp, Inc.	605	31,575
WesBanco, Inc.	2,582	94,191
West Bancorporation, Inc.	637	15,466
Westamerica Bancorp	1,041	67,665
		7,972,385
Beverages - 0.3%
Boston Beer Co., Inc. (The), Class A*	334	128,363
Celsius Holdings, Inc.*(b)	1,001	4,855
Coca-Cola Consolidated, Inc.	185	49,980
Craft Brew Alliance, Inc.*	461	7,597
MGP Ingredients, Inc.	518	23,631
National Beverage Corp.*(b)	472	23,430
New Age Beverages Corp.*(b)	2,991	6,460
Primo Water Corp.*	1,398	14,260
		258,576
Biotechnology - 7.2%
Abeona Therapeutics, Inc.*	1,283	4,324
ACADIA Pharmaceuticals, Inc.*	4,207	190,535
Acceleron Pharma, Inc.*	1,797	87,981
Achillion Pharmaceuticals, Inc.*	5,435	33,751
Acorda Therapeutics, Inc.*	1,789	2,862
Adamas Pharmaceuticals, Inc.*	902	5,367
ADMA Biologics, Inc.*	2,008	9,538
Aduro Biotech, Inc.*	2,612	3,108
Adverum Biotechnologies, Inc.*	2,154	23,500
Aeglea BioTherapeutics, Inc.*	1,044	8,926
Affimed NV*	2,403	6,200
Agenus, Inc.*	4,272	17,900
AgeX Therapeutics, Inc.*	847	1,203
Aimmune Therapeutics, Inc.*	1,774	49,530
Akcea Therapeutics, Inc.*	495	9,638
Akebia Therapeutics, Inc.*	4,712	29,638
Akero Therapeutics, Inc.*(b)	189	3,721
Albireo Pharma, Inc.*	435	9,840
Aldeyra Therapeutics, Inc.*	901	7,190
Alector, Inc.*	1,208	22,517
Allakos, Inc.*	781	74,195
Allogene Therapeutics, Inc.*(b)	1,548	43,623
AMAG Pharmaceuticals, Inc.*(b)	1,344	14,314
Amicus Therapeutics, Inc.*	10,210	107,001
AnaptysBio, Inc.*	978	13,193
Anavex Life Sciences Corp.*(b)	1,712	4,109
Anika Therapeutics, Inc.*	534	30,865
Apellis Pharmaceuticals, Inc.*	1,929	51,852
Applied Therapeutics, Inc.*	80	1,404
Arcus Biosciences, Inc.*	1,295	10,710
Ardelyx, Inc.*	1,882	13,983
Arena Pharmaceuticals, Inc.*	1,994	94,476
ArQule, Inc.*	4,477	42,934
Arrowhead Pharmaceuticals, Inc.*	3,726	272,035
Assembly Biosciences, Inc.*	904	14,663
Atara Biotherapeutics, Inc.*	2,055	29,202
Athenex, Inc.*	2,720	42,378
Athersys, Inc.*(b)	5,206	6,872
Atreca, Inc., Class A*	260	2,584
Audentes Therapeutics, Inc.*	1,798	52,196
Avid Bioservices, Inc.*	2,235	12,315
Avrobio, Inc.*	824	13,217
Axcella Health, Inc.*	64	256
Baudax Bio, Inc.*	309	1,660
Beyondspring, Inc.*	483	6,013
BioCryst Pharmaceuticals, Inc.*	4,393	12,520
Biohaven Pharmaceutical Holding Co. Ltd.*	1,561	89,477
BioSpecifics Technologies Corp.*	247	13,585
Bioxcel Therapeutics, Inc.*	243	1,511
Blueprint Medicines Corp.*	1,950	159,978
Bridgebio Pharma, Inc.*(b)	903	26,187
Calithera Biosciences, Inc.*	1,884	9,269
Calyxt, Inc.*(b)	374	1,376
CareDx, Inc.*	1,642	33,694
CASI Pharmaceuticals, Inc.*(b)	2,013	6,663
Castle Biosciences, Inc.*	147	3,959
Catalyst Pharmaceuticals, Inc.*	3,849	17,859
Celcuity, Inc.*	236	2,525
Cellular Biomedicine Group, Inc.*	482	8,705
CEL-SCI Corp.*(b)	1,086	8,275
Checkpoint Therapeutics, Inc.*	975	1,287
ChemoCentryx, Inc.*	1,624	49,256
Chimerix, Inc.*	1,911	4,204
Clovis Oncology, Inc.*(b)	2,010	30,009
Coherus Biosciences, Inc.*	2,468	44,399
Concert Pharmaceuticals, Inc.*	858	6,469
Constellation Pharmaceuticals, Inc.*	617	28,728
Corbus Pharmaceuticals Holdings, Inc.*(b)	2,367	11,125
Cortexyme, Inc.*(b)	117	3,071
Crinetics Pharmaceuticals, Inc.*(b)	440	8,606
Cue Biopharma, Inc.*	780	9,235

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Cyclerion Therapeutics, Inc.*	941	1,741
Cytokinetics, Inc.*	2,221	21,477
CytomX Therapeutics, Inc.*	1,797	11,249
Deciphera Pharmaceuticals, Inc.*	760	35,940
Denali Therapeutics, Inc.*	1,912	34,015
Dicerna Pharmaceuticals, Inc.*	2,066	49,708
Dynavax Technologies Corp.*(b)	3,322	18,769
Eagle Pharmaceuticals, Inc.*	361	21,111
Editas Medicine, Inc.*	1,979	59,924
Eidos Therapeutics, Inc.*(b)	439	24,729
Eiger BioPharmaceuticals, Inc.*	934	12,282
Emergent BioSolutions, Inc.*	1,818	99,736
Enanta Pharmaceuticals, Inc.*	684	43,543
Enochian Biosciences, Inc.*(b)	162	941
Epizyme, Inc.*	3,099	51,195
Esperion Therapeutics, Inc.*	995	51,103
Evelo Biosciences, Inc.*(b)	549	2,476
Fate Therapeutics, Inc.*	2,084	32,552
FibroGen, Inc.*	3,098	131,262
Five Prime Therapeutics, Inc.*	1,375	5,390
Flexion Therapeutics, Inc.*	1,350	23,936
Forty Seven, Inc.*	888	11,224
G1 Therapeutics, Inc.*	1,351	29,182
Galectin Therapeutics, Inc.*(b)	1,597	5,158
Geron Corp.*(b)	6,970	9,967
Global Blood Therapeutics, Inc.*	2,031	135,062
GlycoMimetics, Inc.*	1,348	7,926
Gossamer Bio, Inc.*	1,711	43,631
Gritstone Oncology, Inc.*(b)	996	8,675
Halozyme Therapeutics, Inc.*	5,713	110,775
Harpoon Therapeutics, Inc.*	290	5,423
Heron Therapeutics, Inc.*	2,945	75,274
Homology Medicines, Inc.*	991	15,856
Hookipa Pharma, Inc.*	83	839
ImmunoGen, Inc.*	5,786	20,887
Immunomedics, Inc.*	6,984	131,160
Inovio Pharmaceuticals, Inc.*(b)	3,696	9,314
Insmed, Inc.*	3,555	81,943
Intellia Therapeutics, Inc.*(b)	1,543	26,740
Intercept Pharmaceuticals, Inc.*	1,002	108,587
Intrexon Corp.*(b)	2,865	15,958
Invitae Corp.*	3,458	68,814
Iovance Biotherapeutics, Inc.*	4,575	104,447
Ironwood Pharmaceuticals, Inc.*	6,133	73,719
Jounce Therapeutics, Inc.*	645	3,489
Kadmon Holdings, Inc.*	5,195	22,962
KalVista Pharmaceuticals, Inc.*	464	6,719
Karuna Therapeutics, Inc.*	182	13,082
Karyopharm Therapeutics, Inc.*	2,343	41,049
Kezar Life Sciences, Inc.*	620	1,618
Kindred Biosciences, Inc.*	1,478	11,632
Kiniksa Pharmaceuticals Ltd., Class A*	557	5,932
Kodiak Sciences, Inc.*(b)	939	27,794
Krystal Biotech, Inc.*	418	23,621
Kura Oncology, Inc.*	1,370	21,838
La Jolla Pharmaceutical Co.*(b)	826	2,263
Lexicon Pharmaceuticals, Inc.*(b)	1,654	5,839
Ligand Pharmaceuticals, Inc.*	739	83,507
Lineage Cell Therapeutics, Inc.*	4,314	3,883
LogicBio Therapeutics, Inc.*	328	2,637
MacroGenics, Inc.*	1,903	18,021
Madrigal Pharmaceuticals, Inc.*	310	34,314
Magenta Therapeutics, Inc.*(b)	764	10,115
MannKind Corp.*(b)	7,480	9,200
Marker Therapeutics, Inc.*(b)	1,082	3,614
Medicines Co. (The)*	3,018	254,116
MediciNova, Inc.*(b)	1,644	11,705
MEI Pharma, Inc.*	2,718	5,327
MeiraGTx Holdings plc*	682	13,142
Mersana Therapeutics, Inc.*	1,431	5,509
Millendo Therapeutics, Inc.*	375	2,854
Minerva Neurosciences, Inc.*	1,181	7,381
Mirati Therapeutics, Inc.*	1,087	109,537
Mirum Pharmaceuticals, Inc.*	107	771
Molecular Templates, Inc.*	680	8,860
Momenta Pharmaceuticals, Inc.*	3,931	66,041
Morphic Holding, Inc.*(b)	198	3,144
Mustang Bio, Inc.*	1,111	3,522
Myriad Genetics, Inc.*	2,800	72,072
Natera, Inc.*	2,233	81,482
Neon Therapeutics, Inc.*	564	643
NextCure, Inc.*	117	5,594
Novavax, Inc.*(b)	954	4,627
Oncocyte Corp.*	855	1,505
Oncternal Therapeutics, Inc.*	1	6
OPKO Health, Inc.*(b)	14,227	22,621
Organogenesis Holdings, Inc.*	418	2,144
Palatin Technologies, Inc.*(b)	8,076	6,663
PDL BioPharma, Inc.*	4,495	13,935
Pfenex, Inc.*	1,189	12,342
PhaseBio Pharmaceuticals, Inc.*(b)	548	1,787
Pieris Pharmaceuticals, Inc.*	1,846	7,513
PolarityTE, Inc.*(b)	587	1,902
Portola Pharmaceuticals, Inc.*	2,981	85,108
Precision BioSciences, Inc.*	364	6,468
Prevail Therapeutics, Inc.*	295	4,245
Principia Biopharma, Inc.*	534	19,133
Progenics Pharmaceuticals, Inc.*	3,467	18,098
Protagonist Therapeutics, Inc.*	680	5,916
Prothena Corp. plc*	1,602	20,538
PTC Therapeutics, Inc.*	2,287	107,398
Puma Biotechnology, Inc.*	1,229	11,663
Ra Pharmaceuticals, Inc.*	1,388	64,861
Radius Health, Inc.*	1,797	40,253
Recro Pharma, Inc.*	772	12,769
REGENXBIO, Inc.*	1,333	55,799
Repligen Corp.*	2,063	183,091
Replimune Group, Inc.*	461	6,408
Retrophin, Inc.*	1,652	22,913
Rhythm Pharmaceuticals, Inc.*	916	20,564
Rigel Pharmaceuticals, Inc.*	6,711	15,033
Rocket Pharmaceuticals, Inc.*	1,185	20,844
Rubius Therapeutics, Inc.*	1,395	10,742
Sangamo Therapeutics, Inc.*	4,584	49,507
Savara, Inc.*	1,383	1,743
Scholar Rock Holding Corp.*(b)	699	5,949
Seres Therapeutics, Inc.*	1,454	5,743
Solid Biosciences, Inc.*	784	3,081
Sorrento Therapeutics, Inc.*(b)	4,992	14,577
Spark Therapeutics, Inc.*	1,438	159,819
Spectrum Pharmaceuticals, Inc.*	4,447	39,934
Spero Therapeutics, Inc.*	434	5,191
Stemline Therapeutics, Inc.*	1,786	19,092
Stoke Therapeutics, Inc.*	364	8,918
Sutro Biopharma, Inc.*	435	4,820
Syndax Pharmaceuticals, Inc.*	804	5,861
Synlogic, Inc.*	625	1,338

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Synthorx, Inc.*(b)	382	6,838
Syros Pharmaceuticals, Inc.*	1,382	7,048
TCR2 Therapeutics, Inc.*(b)	466	7,899
TG Therapeutics, Inc.*	3,273	26,806
Tocagen, Inc.*(b)	847	555
Translate Bio, Inc.*	1,173	11,789
Turning Point Therapeutics, Inc.*	267	15,011
Twist Bioscience Corp.*	866	20,637
Tyme Technologies, Inc.*(b)	2,354	2,660
Ultragenyx Pharmaceutical, Inc.*	2,180	86,437
UNITY Biotechnology, Inc.*(b)	1,067	8,237
UroGen Pharma Ltd.*	747	23,635
Vanda Pharmaceuticals, Inc.*	2,077	34,748
VBI Vaccines, Inc.*	3,347	3,007
Veracyte, Inc.*	1,886	54,166
Vericel Corp.*	1,756	32,767
Viking Therapeutics, Inc.*	2,589	18,952
Voyager Therapeutics, Inc.*	961	13,108
X4 Pharmaceuticals, Inc.*	473	5,028
XBiotech, Inc.*	757	8,698
Xencor, Inc.*	1,887	74,348
Y-mAbs Therapeutics, Inc.*	809	27,304
ZIOPHARM Oncology, Inc.*(b)	6,403	33,360
		6,569,260
Building Products - 1.4%
AAON, Inc.	1,638	80,868
Advanced Drainage Systems, Inc.	1,452	55,408
American Woodmark Corp.*	674	69,355
Apogee Enterprises, Inc.	1,044	39,923
Armstrong Flooring, Inc.*	707	2,835
Builders FirstSource, Inc.*	4,550	115,615
Caesarstone Ltd.	898	14,063
Continental Building Products, Inc.*	1,388	51,064
Cornerstone Building Brands, Inc.*	1,833	12,648
CSW Industrials, Inc.	593	43,781
Gibraltar Industries, Inc.*	1,289	67,312
Griffon Corp.	1,456	30,896
Insteel Industries, Inc.	739	17,241
JELD-WEN Holding, Inc.*	2,697	61,357
Masonite International Corp.*	995	71,441
Patrick Industries, Inc.*	901	44,617
PGT Innovations, Inc.*	2,266	32,585
Quanex Building Products Corp.	1,314	25,570
Simpson Manufacturing Co., Inc.	1,785	144,942
Trex Co., Inc.*	2,343	201,639
Universal Forest Products, Inc.	2,378	117,949
		1,301,109
Capital Markets - 1.3%
Ares Management Corp.	2,675	88,516
Artisan Partners Asset Management, Inc., Class A	1,996	59,221
Assetmark Financial Holdings, Inc.*	548	13,716
Associated Capital Group, Inc., Class A	75	2,708
B. Riley Financial, Inc.	821	23,981
Blucora, Inc.*	1,919	45,173
Brightsphere Investment Group, Inc.	2,766	26,637
Cohen & Steers, Inc.	910	61,088
Cowen, Inc., Class A*	1,149	17,603
Diamond Hill Investment Group, Inc.	127	17,342
Donnelley Financial Solutions, Inc.*	1,244	12,490
Federated Investors, Inc., Class B	3,849	129,018
Fidus Investment Corp.	1	11
Focus Financial Partners, Inc., Class A*	1,206	33,901
GAIN Capital Holdings, Inc.	772	3,204
GAMCO Investors, Inc., Class A	211	3,794
Greenhill & Co., Inc.	651	11,074
Hamilton Lane, Inc., Class A	870	50,460
Houlihan Lokey, Inc.	1,646	78,465
INTL. FCStone, Inc.*	635	25,400
Ladenburg Thalmann Financial Services, Inc.	4,738	16,536
Moelis & Co., Class A	1,894	62,426
Oppenheimer Holdings, Inc., Class A	379	10,805
Piper Jaffray Cos.	548	44,322
PJT Partners, Inc., Class A	904	38,528
Pzena Investment Management, Inc., Class A	705	6,267
Safeguard Scientifics, Inc.*	781	8,997
Sculptor Capital Management, Inc., Class A	671	13,004
Siebert Financial Corp.*	302	3,213
Silvercrest Asset Management Group, Inc., Class A	345	4,468
Stifel Financial Corp.	2,698	168,679
Value Line, Inc.	41	1,124
Virtus Investment Partners, Inc.	267	31,453
Waddell & Reed Financial, Inc., Class A	2,876	46,447
Westwood Holdings Group, Inc.	326	10,060
WisdomTree Investments, Inc.	5,317	25,841
		1,195,972
Chemicals - 1.7%
Advanced Emissions Solutions, Inc.(b)	657	6,682
AdvanSix, Inc.*	1,113	22,516
American Vanguard Corp.	1,154	18,579
Amyris, Inc.*	1,485	5,970
Balchem Corp.	1,284	127,925
Chase Corp.	291	34,236
Ferro Corp.*	3,257	46,966
Flotek Industries, Inc.*	2,144	3,795
FutureFuel Corp.	1,028	11,534
GCP Applied Technologies, Inc.*	2,159	48,297
Hawkins, Inc.	388	16,032
HB Fuller Co.	2,033	101,406
Ingevity Corp.*	1,679	151,630
Innophos Holdings, Inc.	781	24,914
Innospec, Inc.	974	95,842
Intrepid Potash, Inc.*	3,803	8,671
Koppers Holdings, Inc.*	752	27,862
Kraton Corp.*	1,251	28,185
Kronos Worldwide, Inc.	907	12,489
Livent Corp.*	5,851	45,638
LSB Industries, Inc.*	896	3,548
Marrone Bio Innovations, Inc.*	2,068	2,233
Minerals Technologies, Inc.	1,406	75,924
OMNOVA Solutions, Inc.*	1,751	17,720
Orion Engineered Carbons SA	2,406	43,741
PolyOne Corp.	3,064	96,608
PQ Group Holdings, Inc.*	1,509	23,933

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Quaker Chemical Corp.	526	78,495
Rayonier Advanced Materials, Inc.	1,950	7,644
Sensient Technologies Corp.	1,692	107,087
Stepan Co.	817	79,167
Trecora Resources*	851	6,553
Tredegar Corp.	1,040	22,391
Trinseo SA	1,609	61,126
Tronox Holdings plc, Class A	3,642	42,174
Valhi, Inc.	1,154	2,239
		1,509,752
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	2,657	100,939
ACCO Brands Corp.	3,847	35,200
Advanced Disposal Services, Inc.*	2,897	95,456
Brady Corp., Class A	1,910	108,870
BrightView Holdings, Inc.*	1,246	19,986
Brink’s Co. (The)	1,992	185,256
Casella Waste Systems, Inc., Class A*	1,777	83,004
CECO Environmental Corp.*	1,227	9,657
Charah Solutions, Inc.*	372	870
Cimpress NV*	865	110,841
CompX International, Inc.	66	1,004
Covanta Holding Corp.	4,710	69,284
Deluxe Corp.	1,717	87,704
Ennis, Inc.	1,017	20,991
Healthcare Services Group, Inc.	2,968	74,645
Heritage-Crystal Clean, Inc.*	597	18,465
Herman Miller, Inc.	2,353	112,426
HNI Corp.	1,710	67,186
Interface, Inc.	2,312	38,818
Kimball International, Inc., Class B	1,422	30,402
Knoll, Inc.	1,955	53,880
LSC Communications, Inc.	1,307	564
Matthews International Corp., Class A	1,230	47,171
McGrath RentCorp	967	70,920
Mobile Mini, Inc.	1,784	67,721
MSA Safety, Inc.	1,406	174,246
NL Industries, Inc.*	333	1,412
PICO Holdings, Inc.*	731	8,026
Pitney Bowes, Inc.	6,837	32,202
Quad/Graphics, Inc.	1,281	5,752
RR Donnelley & Sons Co.	2,819	11,191
SP Plus Corp.*	911	39,947
Steelcase, Inc., Class A	3,468	62,840
Team, Inc.*	1,186	19,178
Tetra Tech, Inc.	2,177	192,207
UniFirst Corp.	606	124,988
US Ecology, Inc.	867	47,658
Viad Corp.	801	50,383
VSE Corp.	349	14,236
		2,295,526
Communications Equipment - 1.0%
Acacia Communications, Inc.*	1,514	100,893
ADTRAN, Inc.	1,903	17,488
Applied Optoelectronics, Inc.*	760	8,132
CalAmp Corp.*	1,302	13,658
Calix, Inc.*	1,864	14,446
Cambium Networks Corp.*	173	1,254
Casa Systems, Inc.*	1,263	4,648
Clearfield, Inc.*	447	6,066
Comtech Telecommunications Corp.	935	35,334
DASAN Zhone Solutions, Inc.*	314	2,503
Digi International, Inc.*	1,108	19,767
Extreme Networks, Inc.*	4,665	32,795
Harmonic, Inc.*	3,436	28,381
Infinera Corp.*	7,000	44,660
Inseego Corp.*(b)	1,796	11,405
InterDigital, Inc.	1,245	70,716
KVH Industries, Inc.*	648	7,420
Lumentum Holdings, Inc.*	3,052	224,810
NETGEAR, Inc.*	1,228	30,835
NetScout Systems, Inc.*	2,906	73,231
Plantronics, Inc.	1,335	33,829
Ribbon Communications, Inc.*	2,381	6,976
TESSCO Technologies, Inc.	259	2,906
Viavi Solutions, Inc.*	9,174	137,793
		929,946
Construction & Engineering - 1.0%
Aegion Corp.*	1,217	26,360
Ameresco, Inc., Class A*	874	14,290
Arcosa, Inc.	1,943	76,185
Argan, Inc.	588	21,544
Comfort Systems USA, Inc.	1,451	74,146
Concrete Pumping Holdings, Inc.*	642	3,082
Construction Partners, Inc., Class A*	504	9,979
Dycom Industries, Inc.*	1,214	63,189
EMCOR Group, Inc.	2,224	197,780
Granite Construction, Inc.	1,872	48,223
Great Lakes Dredge & Dock Corp.*	2,428	25,931
IES Holdings, Inc.*	332	7,201
MasTec, Inc.*	2,396	158,951
MYR Group, Inc.*	644	22,128
Northwest Pipe Co.*	382	13,114
NV5 Global, Inc.*	413	19,861
Primoris Services Corp.	1,768	38,931
Sterling Construction Co., Inc.*	1,044	15,211
Tutor Perini Corp.*	1,594	25,393
WillScot Corp.*	2,061	36,603
		898,102
Construction Materials - 0.2%
Forterra, Inc.*	739	8,210
Summit Materials, Inc., Class A*	4,487	107,105
United States Lime & Minerals, Inc.	80	8,230
US Concrete, Inc.*	636	26,031
		149,576
Consumer Finance - 0.5%
Curo Group Holdings Corp.*	676	9,200
Elevate Credit, Inc.*	894	3,710
Encore Capital Group, Inc.*	1,231	44,895
Enova International, Inc.*	1,314	30,261
EZCORP, Inc., Class A*	2,029	10,388
FirstCash, Inc.	1,692	136,781
Green Dot Corp., Class A*	1,930	45,857
LendingClub Corp.*	2,626	36,265
Medallion Financial Corp.*	824	5,249
Nelnet, Inc., Class A	717	45,171
PRA Group, Inc.*	1,797	65,842
Regional Management Corp.*	355	11,538
World Acceptance Corp.*	249	23,653
		468,810
Containers & Packaging - 0.1%
Greif, Inc., Class A	1,032	44,531

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Greif, Inc., Class B	243	13,163
Myers Industries, Inc.	1,417	23,451
UFP Technologies, Inc.*	268	12,422
		93,567
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,808	48,726
Funko, Inc., Class A*	715	10,203
Greenlane Holdings, Inc., Class A*(b)	244	827
Weyco Group, Inc.	248	6,088
		65,844
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.*	2,254	76,027
American Public Education, Inc.*	630	15,599
Career Education Corp.*	2,751	45,887
Carriage Services, Inc.	657	15,801
Chegg, Inc.*	4,631	179,544
Collectors Universe, Inc.	318	8,354
Houghton Mifflin Harcourt Co.*	4,165	24,448
K12, Inc.*	1,538	30,222
Laureate Education, Inc., Class A*	4,183	72,575
OneSpaWorld Holdings Ltd.*	1,810	29,557
Regis Corp.*	1,139	18,372
Select Interior Concepts, Inc., Class A*	828	8,528
Strategic Education, Inc.	849	120,337
WW International, Inc.*	1,864	80,693
		725,944
Diversified Financial Services - 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	1,231	26,553
Cannae Holdings, Inc.*	2,697	101,110
FGL Holdings	5,819	53,127
GWG Holdings, Inc.*(b)	74	770
Marlin Business Services Corp.	352	7,547
On Deck Capital, Inc.*	2,652	10,900
		200,007
Diversified Telecommunication Services - 0.5%
Anterix, Inc.*	431	18,305
ATN International, Inc.	439	24,650
Bandwidth, Inc., Class A*	642	35,907
Cincinnati Bell, Inc.*	1,977	12,831
Cogent Communications Holdings, Inc.	1,677	105,114
Consolidated Communications Holdings, Inc.	2,811	10,204
Frontier Communications Corp.*(b)	4,185	2,824
IDT Corp., Class B*	665	4,741
Intelsat SA*	2,676	16,270
Iridium Communications, Inc.*	3,953	92,105
Ooma, Inc.*	776	10,771
ORBCOMM, Inc.*	2,967	11,898
Pareteum Corp.*(b)	4,284	1,868
Vonage Holdings Corp.*	9,036	71,475
		418,963
Electric Utilities - 0.9%
ALLETE, Inc.	2,068	165,668
El Paso Electric Co.	1,620	109,868
Genie Energy Ltd., Class B	573	4,636
MGE Energy, Inc.	1,395	108,140
Otter Tail Corp.	1,574	77,378
PNM Resources, Inc.	3,174	153,780
Portland General Electric Co.	3,584	198,948
Spark Energy, Inc., Class A	472	5,206
		823,624
Electrical Equipment - 0.9%
Allied Motion Technologies, Inc.	283	12,678
American Superconductor Corp.*	837	6,989
Atkore International Group, Inc.*	1,869	77,975
AZZ, Inc.	1,037	39,479
Bloom Energy Corp., Class A*(b)	2,199	14,337
Encore Wire Corp.	812	47,372
Energous Corp.*	1,121	2,354
EnerSys	1,703	119,500
Generac Holdings, Inc.*	2,444	240,734
Plug Power, Inc.*(b)	9,417	36,726
Powell Industries, Inc.	355	14,764
Preformed Line Products Co.	122	8,772
Sunrun, Inc.*	4,504	62,516
Thermon Group Holdings, Inc.*	1,297	34,033
TPI Composites, Inc.*	1,153	20,812
Vicor Corp.*	710	29,160
Vivint Solar, Inc.*(b)	1,740	12,789
		780,990
Electronic Equipment, Instruments & Components - 2.4%
Airgain, Inc.*	355	3,351
Akoustis Technologies, Inc.*(b)	1,001	7,638
Anixter International, Inc.*	1,216	104,381
Arlo Technologies, Inc.*	2,950	10,207
AVX Corp.	1,880	38,258
Badger Meter, Inc.	1,140	70,680
Bel Fuse, Inc., Class B	396	6,562
Belden, Inc.	1,556	83,619
Benchmark Electronics, Inc.	1,503	51,808
Coda Octopus Group, Inc.*(b)	184	1,325
CTS Corp.	1,296	35,484
Daktronics, Inc.	1,464	9,018
ePlus, Inc.*	532	44,459
Fabrinet*	1,452	87,831
FARO Technologies, Inc.*	689	33,568
Fitbit, Inc., Class A*	8,968	62,417
II-VI, Inc.*	3,564	104,033
Insight Enterprises, Inc.*	1,416	92,875
Iteris, Inc.*	1,603	8,288
Itron, Inc.*	1,368	109,549
KEMET Corp.	2,270	60,654
Kimball Electronics, Inc.*	980	17,189
Knowles Corp.*	3,245	71,066
Methode Electronics, Inc.	1,458	54,252
MTS Systems Corp.	716	32,521
Napco Security Technologies, Inc.*	462	14,438
nLight, Inc.*	1,318	26,268
Novanta, Inc.*	1,344	125,234
OSI Systems, Inc.*	665	66,161
PAR Technology Corp.*(b)	462	13,902
PC Connection, Inc.	449	22,145
Plexus Corp.*	1,154	87,589
Rogers Corp.*	739	96,085
Sanmina Corp.*	2,697	85,792
ScanSource, Inc.*	1,031	36,518
Tech Data Corp.*	1,452	210,380
TTM Technologies, Inc.*	3,954	53,023
Vishay Intertechnology, Inc.	5,293	105,278
Vishay Precision Group, Inc.*	417	14,349
Wrap Technologies, Inc.*(b)	328	1,499
		2,159,694

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Energy Equipment & Services - 0.8%
Archrock, Inc.	5,140	43,227
Cactus, Inc., Class A	1,879	56,727
Covia Holdings Corp.*	1,659	2,472
Diamond Offshore Drilling, Inc.*(b)	2,589	14,628
DMC Global, Inc.	565	26,041
Dril-Quip, Inc.*	1,443	60,981
Era Group, Inc.*	780	7,465
Exterran Corp.*	1,220	6,564
Forum Energy Technologies, Inc.*	3,301	4,324
Frank’s International NV*	4,254	21,695
FTS International, Inc.*	1,326	1,379
Geospace Technologies Corp.*	527	7,599
Helix Energy Solutions Group, Inc.*	5,660	46,978
Independence Contract Drilling, Inc.*	1,912	1,511
KLX Energy Services Holdings, Inc.*	830	4,690
Liberty Oilfield Services, Inc., Class A	2,123	18,767
Mammoth Energy Services, Inc.	518	813
Matrix Service Co.*	1,060	22,196
McDermott International, Inc.*	7,241	5,796
Nabors Industries Ltd.	14,070	28,984
National Energy Services Reunited Corp.*	951	8,702
Natural Gas Services Group, Inc.*	505	5,474
NCS Multistage Holdings, Inc.*	459	987
Newpark Resources, Inc.*	3,551	20,809
NexTier Oilfield Solutions, Inc.*	6,399	30,651
Nine Energy Service, Inc.*	634	3,474
Noble Corp. plc*	9,900	10,494
Oceaneering International, Inc.*	3,954	53,023
Oil States International, Inc.*	2,391	38,113
Pacific Drilling SA*	1,192	3,397
Parker Drilling Co.*(b)	375	7,163
ProPetro Holding Corp.*	3,189	27,489
RigNet, Inc.*	580	3,016
RPC, Inc.(b)	2,316	8,940
SEACOR Holdings, Inc.*	694	29,384
SEACOR Marine Holdings, Inc.*	783	9,263
Seadrill Ltd.*	2,336	2,616
Select Energy Services, Inc., Class A*	2,361	18,133
Smart Sand, Inc.*(b)	859	1,993
Solaris Oilfield Infrastructure, Inc., Class A	1,240	13,305
TETRA Technologies, Inc.*	4,833	5,945
Tidewater, Inc.*	1,534	23,470
US Silica Holdings, Inc.	2,924	14,415
US Well Services, Inc.*	802	1,283
		724,376
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A(b)	2,058	16,835
Eros International plc*	2,912	7,775
Gaia, Inc.*	418	3,499
Glu Mobile, Inc.*	4,621	25,554
IMAX Corp.*	2,089	44,914
Liberty Media Corp.-Liberty Braves, Class A*	396	11,242
Liberty Media Corp.-Liberty Braves, Class C*	1,440	40,752
LiveXLive Media, Inc.*(b)	1,299	2,494
Marcus Corp. (The)	893	28,094
Reading International, Inc., Class A*	670	7,189
Rosetta Stone, Inc.*	821	12,758
		201,106
Equity Real Estate Investment Trusts (REITs) - 6.5%
Acadia Realty Trust	3,315	89,107
Agree Realty Corp.	1,637	122,415
Alexander & Baldwin, Inc.	2,739	59,382
Alexander’s, Inc.	86	28,067
American Assets Trust, Inc.	1,930	91,733
American Finance Trust, Inc.(b)	4,268	63,124
Armada Hoffler Properties, Inc.	2,100	37,926
Ashford Hospitality Trust, Inc.	3,484	9,581
Bluerock Residential Growth REIT, Inc.	901	11,046
Braemar Hotels & Resorts, Inc.	1,134	11,125
BRT Apartments Corp.	388	7,124
CareTrust REIT, Inc.	3,810	79,553
CatchMark Timber Trust, Inc., Class A	1,955	23,206
CBL & Associates Properties, Inc.	6,765	9,742
Cedar Realty Trust, Inc.	3,421	9,134
Chatham Lodging Trust	1,831	33,507
CIM Commercial Trust Corp.	54	783
City Office REIT, Inc.	1,548	20,790
Clipper Realty, Inc.	575	5,146
Community Healthcare Trust, Inc.	739	35,176
CoreCivic, Inc.	4,755	72,038
CorEnergy Infrastructure Trust, Inc.	513	22,681
CorePoint Lodging, Inc.	1,596	16,136
DiamondRock Hospitality Co.	8,039	82,802
Easterly Government Properties, Inc.	3,140	73,036
EastGroup Properties, Inc.	1,481	201,697
Essential Properties Realty Trust, Inc.	3,034	79,157
Farmland Partners, Inc.(b)	1,090	7,270
First Industrial Realty Trust, Inc.	5,032	214,263
Four Corners Property Trust, Inc.	2,735	77,455
Franklin Street Properties Corp.	4,141	36,068
Front Yard Residential Corp.	1,976	22,922
GEO Group, Inc. (The)	4,751	65,849
Getty Realty Corp.	1,332	44,702
Gladstone Commercial Corp.	1,226	27,928
Gladstone Land Corp.	736	9,332
Global Medical REIT, Inc.	1,257	17,497
Global Net Lease, Inc.	3,367	68,653
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,526	74,138
Healthcare Realty Trust, Inc.	5,106	169,468
Hersha Hospitality Trust	1,395	19,781
Independence Realty Trust, Inc.	3,589	53,620
Industrial Logistics Properties Trust	2,588	56,004
Innovative Industrial Properties, Inc.(b)	432	33,441
Investors Real Estate Trust	463	35,799
iStar, Inc.	2,372	30,812
Jernigan Capital, Inc.	851	14,875
Kite Realty Group Trust	3,307	63,990
Lexington Realty Trust	9,143	101,304

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
LTC Properties, Inc.	1,571	73,539
Mack-Cali Realty Corp.	3,457	73,945
Monmouth Real Estate Investment Corp.	3,688	56,537
National Health Investors, Inc.	1,672	135,415
National Storage Affiliates Trust	2,367	79,295
New Senior Investment Group, Inc.	3,341	26,227
NexPoint Residential Trust, Inc.	763	36,510
Office Properties Income Trust	1,905	63,551
One Liberty Properties, Inc.	621	16,960
Pebblebrook Hotel Trust	5,189	135,952
Pennsylvania REIT(b)	2,768	15,944
Physicians Realty Trust	7,410	142,198
Piedmont Office Realty Trust, Inc., Class A	4,998	110,556
PotlatchDeltic Corp.	2,642	114,742
Preferred Apartment Communities, Inc., Class A	1,774	24,428
PS Business Parks, Inc.	801	141,449
QTS Realty Trust, Inc., Class A	2,186	116,011
Retail Opportunity Investments Corp.	4,495	81,989
Retail Value, Inc.	595	21,128
Rexford Industrial Realty, Inc.	4,371	209,196
RLJ Lodging Trust	6,873	117,460
RPT Realty	3,116	46,054
Ryman Hospitality Properties, Inc.	1,831	163,380
Sabra Health Care REIT, Inc.	7,541	168,013
Safehold, Inc.	424	17,320
Saul Centers, Inc.	473	25,135
Senior Housing Properties Trust	9,448	69,159
Seritage Growth Properties, Class A	1,343	56,782
STAG Industrial, Inc.	5,110	158,359
Summit Hotel Properties, Inc.	4,130	50,056
Sunstone Hotel Investors, Inc.	8,962	125,468
Tanger Factory Outlet Centers, Inc.(b)	3,649	55,538
Terreno Realty Corp.	2,573	148,514
UMH Properties, Inc.	1,431	22,338
Uniti Group, Inc.	7,384	49,620
Universal Health Realty Income Trust	510	60,792
Urban Edge Properties	4,593	95,213
Urstadt Biddle Properties, Inc., Class A	1,181	28,781
Washington Prime Group, Inc.(b)	7,455	31,013
Washington REIT	3,200	99,424
Whitestone REIT	1,529	21,467
Xenia Hotels & Resorts, Inc.	4,526	95,318
		5,921,161
Food & Staples Retailing - 0.6%
Andersons, Inc. (The)	1,256	29,014
BJ’s Wholesale Club Holdings, Inc.*	4,453	105,536
Chefs’ Warehouse, Inc. (The)*	975	34,671
HF Foods Group, Inc.*	299	8,073
Ingles Markets, Inc., Class A	567	25,198
Natural Grocers by Vitamin Cottage, Inc.	361	3,375
Performance Food Group Co.*	4,106	193,228
PriceSmart, Inc.	895	66,892
Rite Aid Corp.*(b)	2,165	19,615
SpartanNash Co.	1,431	20,263
United Natural Foods, Inc.*	2,102	19,170
Village Super Market, Inc., Class A	332	9,389
Weis Markets, Inc.	380	15,136
		549,560
Food Products - 1.1%
Alico, Inc.	163	5,519
B&G Foods, Inc.(b)	2,586	42,824
Bridgford Foods Corp.*	70	1,875
Calavo Growers, Inc.	646	57,617
Cal-Maine Foods, Inc.	1,255	54,630
Darling Ingredients, Inc.*	6,554	155,985
Farmer Brothers Co.*	422	6,402
Fresh Del Monte Produce, Inc.	1,239	40,515
Freshpet, Inc.*	1,375	73,892
Hostess Brands, Inc.*	4,767	64,116
J&J Snack Foods Corp.	605	111,925
John B Sanfilippo & Son, Inc.	343	33,525
Lancaster Colony Corp.	757	119,629
Landec Corp.*	975	11,174
Limoneira Co.	625	12,341
Sanderson Farms, Inc.	795	131,636
Seneca Foods Corp., Class A*	268	10,479
Simply Good Foods Co. (The)*	3,288	90,847
Tootsie Roll Industries, Inc.	658	22,601
		1,047,532
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	636	57,965
New Jersey Resources Corp.	3,542	150,677
Northwest Natural Holding Co.	1,210	83,212
ONE Gas, Inc.	2,084	185,205
RGC Resources, Inc.	299	8,785
South Jersey Industries, Inc.	3,694	115,400
Southwest Gas Holdings, Inc.	2,168	164,248
Spire, Inc.	1,984	153,601
		919,093
Health Care Equipment & Supplies - 3.6%
Accuray, Inc.*	3,465	10,672
Alphatec Holdings, Inc.*	1,524	10,744
AngioDynamics, Inc.*	1,455	22,363
Antares Pharma, Inc.*	6,452	30,518
Apyx Medical Corp.*	1,329	10,605
AtriCure, Inc.*	1,481	44,060
Atrion Corp.	56	39,463
Avanos Medical, Inc.*	1,887	65,403
Axogen, Inc.*	1,354	23,465
Axonics Modulation Technologies, Inc.*	617	15,049
BioLife Solutions, Inc.*(b)	268	4,489
BioSig Technologies, Inc.*	625	4,244
Cardiovascular Systems, Inc.*	1,362	62,053
Cerus Corp.*	5,533	24,013
Conformis, Inc.*	2,578	4,795
CONMED Corp.	1,085	122,898
CryoLife, Inc.*	1,452	35,908
CryoPort, Inc.*	1,257	19,798
Cutera, Inc.*	550	21,065
CytoSorbents Corp.*	1,220	4,868
ElectroCore, Inc.*(b)	515	778
GenMark Diagnostics, Inc.*	2,171	12,114
Glaukos Corp.*	1,436	92,091
Globus Medical, Inc., Class A*	3,034	169,752
Haemonetics Corp.*	2,043	246,386
Heska Corp.*	276	26,358

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Inogen, Inc.*	730	53,735
Integer Holdings Corp.*	1,296	98,302
IntriCon Corp.*	329	6,192
Invacare Corp.	1,342	11,716
iRadimed Corp.*	181	3,978
iRhythm Technologies, Inc.*	987	71,153
Lantheus Holdings, Inc.*	1,524	31,852
LeMaitre Vascular, Inc.	645	22,943
LivaNova plc*	1,936	162,159
Meridian Bioscience, Inc.	1,680	15,372
Merit Medical Systems, Inc.*	2,140	59,920
Mesa Laboratories, Inc.	153	35,820
Misonix, Inc.*	292	6,006
Natus Medical, Inc.*	1,344	42,995
Neogen Corp.*	2,045	136,136
Neuronetics, Inc.*	527	2,277
Nevro Corp.*	1,195	133,577
Novocure Ltd.*	3,467	319,588
NuVasive, Inc.*	2,074	149,826
OraSure Technologies, Inc.*	2,451	19,853
Orthofix Medical, Inc.*	718	32,597
OrthoPediatrics Corp.*	355	13,966
Pulse Biosciences, Inc.*(b)	449	6,519
Quidel Corp.*	1,411	96,823
Rockwell Medical, Inc.*(b)	2,468	5,627
RTI Surgical Holdings, Inc.*	2,267	4,194
SeaSpine Holdings Corp.*	630	8,335
Senseonics Holdings, Inc.*(b)	4,886	5,081
Shockwave Medical, Inc.*	264	10,338
SI-BONE, Inc.*	643	11,439
Sientra, Inc.*	1,539	13,174
Silk Road Medical, Inc.*(b)	465	16,749
Soliton, Inc.*(b)	210	2,386
STAAR Surgical Co.*	1,775	65,426
Surmodics, Inc.*	527	21,628
Tactile Systems Technology, Inc.*	724	46,488
Tandem Diabetes Care, Inc.*	2,238	154,489
TransEnterix, Inc.*(b)	7,340	1,475
TransMedics Group, Inc.*(b)	263	4,931
Utah Medical Products, Inc.	140	14,955
Vapotherm, Inc.*	587	6,492
Varex Imaging Corp.*	1,504	45,030
ViewRay, Inc.*(b)	2,810	9,329
Wright Medical Group NV*	5,033	149,832
Zynex, Inc.(b)	621	6,521
		3,261,176
Health Care Providers & Services - 2.0%
Addus HomeCare Corp.*	418	38,962
Amedisys, Inc.*	1,252	204,026
American Renal Associates Holdings, Inc.*	734	6,944
AMN Healthcare Services, Inc.*	1,839	109,365
Apollo Medical Holdings, Inc.*(b)	234	4,275
Avalon GloboCare Corp.*	865	1,341
BioTelemetry, Inc.*	1,324	61,314
Brookdale Senior Living, Inc.*	7,366	52,593
Catasys, Inc.*(b)	290	4,466
Community Health Systems, Inc.*	3,437	10,998
CorVel Corp.*	359	29,621
Cross Country Healthcare, Inc.*	1,425	17,200
Diplomat Pharmacy, Inc.*	2,334	12,020
Ensign Group, Inc. (The)	2,019	87,685
Enzo Biochem, Inc.*	1,760	4,664
Genesis Healthcare, Inc.*	3,342	5,615
Hanger, Inc.*	1,444	37,833
HealthEquity, Inc.*	2,765	173,891
Joint Corp. (The)*	523	10,016
LHC Group, Inc.*	1,203	160,480
Magellan Health, Inc.*	874	67,936
National HealthCare Corp.	487	41,395
National Research Corp.	482	31,094
Option Care Health, Inc.*	4,914	15,283
Owens & Minor, Inc.	2,460	16,285
Patterson Cos., Inc.	3,334	64,880
Pennant Group, Inc. (The)*	1,007	23,584
PetIQ, Inc.*	776	17,848
Providence Service Corp. (The)*	464	27,696
R1 RCM, Inc.*	4,142	53,390
RadNet, Inc.*	1,677	32,131
Select Medical Holdings Corp.*	4,393	97,129
Surgery Partners, Inc.*	957	13,188
Tenet Healthcare Corp.*	4,102	132,084
Tivity Health, Inc.*	1,892	42,854
Triple-S Management Corp., Class B*	912	17,465
US Physical Therapy, Inc.	505	59,014
		1,786,565
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc.*	6,616	71,320
Castlight Health, Inc., Class B*	4,067	5,653
Computer Programs & Systems, Inc.	506	13,455
Evolent Health, Inc., Class A*	2,957	21,320
Health Catalyst, Inc.*	324	12,873
HealthStream, Inc.*	1,040	30,295
HMS Holdings Corp.*	3,465	104,643
Inovalon Holdings, Inc., Class A*	2,840	51,120
Inspire Medical Systems, Inc.*	530	37,609
Livongo Health, Inc.*(b)	579	16,536
NextGen Healthcare, Inc.*	2,181	40,174
Omnicell, Inc.*	1,653	132,223
OptimizeRx Corp.*	550	5,885
Phreesia, Inc.*	409	11,501
Simulations Plus, Inc.	478	15,975
Tabula Rasa HealthCare, Inc.*	780	34,796
Teladoc Health, Inc.*	2,851	238,743
Vocera Communications, Inc.*	1,243	26,973
		871,094
Hotels, Restaurants & Leisure - 2.4%
BBX Capital Corp.	2,614	11,972
Biglari Holdings, Inc., Class B*	35	3,948
BJ’s Restaurants, Inc.	815	33,537
Bloomin’ Brands, Inc.	3,470	83,454
Bluegreen Vacations Corp.	286	2,823
Boyd Gaming Corp.	3,217	94,612
Brinker International, Inc.	1,490	66,752
Carrols Restaurant Group, Inc.*	1,397	11,064
Century Casinos, Inc.*	1,087	8,805
Cheesecake Factory, Inc. (The)(b)	1,660	72,393
Churchill Downs, Inc.	1,400	182,014
Chuy’s Holdings, Inc.*	661	19,050
Cracker Barrel Old Country Store, Inc.	768	118,072
Dave & Buster’s Entertainment, Inc.	1,451	58,301
Del Taco Restaurants, Inc.*	1,152	8,628
Denny’s Corp.*	2,315	45,235
Dine Brands Global, Inc.	652	54,038

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Drive Shack, Inc.*	2,409	9,251
El Pollo Loco Holdings, Inc.*	824	13,283
Eldorado Resorts, Inc.*(b)	2,630	140,731
Everi Holdings, Inc.*	2,742	36,935
Fiesta Restaurant Group, Inc.*	935	9,257
Golden Entertainment, Inc.*	681	12,340
Habit Restaurants, Inc. (The), Class A*	822	8,746
Inspired Entertainment, Inc.*	354	2,474
J Alexander’s Holdings, Inc.*	511	5,299
Jack in the Box, Inc.	1,028	81,510
Kura Sushi USA, Inc., Class A*	136	3,528
Lindblad Expeditions Holdings, Inc.*	912	14,136
Marriott Vacations Worldwide Corp.	1,711	210,180
Monarch Casino & Resort, Inc.*	453	20,657
Nathan’s Famous, Inc.	120	8,946
Noodles & Co.*	1,140	7,182
Papa John’s International, Inc.	884	55,940
Penn National Gaming, Inc.*	4,384	100,964
PlayAGS, Inc.*	1,062	12,202
Potbelly Corp.*	844	4,271
RCI Hospitality Holdings, Inc.	360	6,624
Red Lion Hotels Corp.*	959	3,347
Red Robin Gourmet Burgers, Inc.*	518	14,126
Red Rock Resorts, Inc., Class A	2,786	65,192
Ruth’s Hospitality Group, Inc.	1,125	26,291
Scientific Games Corp.*	2,225	60,876
SeaWorld Entertainment, Inc.*	1,883	55,134
Shake Shack, Inc., Class A*	1,156	71,649
Target Hospitality Corp.*	1,317	6,229
Texas Roadhouse, Inc.	2,636	152,624
Twin River Worldwide Holdings, Inc.	784	19,051
Wingstop, Inc.	1,172	93,760
		2,207,433
Household Durables - 1.6%
Bassett Furniture Industries, Inc.	393	5,981
Beazer Homes USA, Inc.*	1,147	17,572
Cavco Industries, Inc.*	342	68,403
Century Communities, Inc.*	1,044	29,754
Ethan Allen Interiors, Inc.	954	17,057
Flexsteel Industries, Inc.	296	5,440
GoPro, Inc., Class A*(b)	5,026	20,305
Green Brick Partners, Inc.*	974	11,113
Hamilton Beach Brands Holding Co., Class A	262	5,151
Helen of Troy Ltd.*	1,001	161,581
Hooker Furniture Corp.	461	10,976
Installed Building Products, Inc.*	907	65,032
iRobot Corp.*(b)	1,096	47,742
KB Home	3,422	118,333
La-Z-Boy, Inc.	1,791	56,596
Legacy Housing Corp.*	229	3,669
LGI Homes, Inc.*	801	57,888
Lifetime Brands, Inc.	471	3,071
Lovesac Co. (The)*	352	5,372
M/I Homes, Inc.*	1,060	46,926
MDC Holdings, Inc.	1,980	78,349
Meritage Homes Corp.*	1,446	96,217
Purple Innovation, Inc.*	149	1,192
Skyline Champion Corp.*	2,009	66,659
Sonos, Inc.*	2,819	39,043
Taylor Morrison Home Corp., Class A*	4,202	97,570
TopBuild Corp.*	1,353	149,209
TRI Pointe Group, Inc.*	5,638	87,840
Tupperware Brands Corp.	1,952	16,494
Universal Electronics, Inc.*	536	29,802
William Lyon Homes, Class A*	1,269	26,497
ZAGG, Inc.*	1,117	8,579
		1,455,413
Household Products - 0.2%
Central Garden & Pet Co.*	417	11,001
Central Garden & Pet Co., Class A*	1,677	41,942
Oil-Dri Corp. of America	205	7,439
WD-40 Co.	549	106,017
		166,399
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp.*	4,264	10,063
Clearway Energy, Inc., Class A	1,391	26,401
Clearway Energy, Inc., Class C	2,939	58,281
Ormat Technologies, Inc.	1,579	121,346
Pattern Energy Group, Inc., Class A	3,525	97,008
Sunnova Energy International, Inc.*	535	5,500
TerraForm Power, Inc., Class A	2,914	45,196
		363,795
Industrial Conglomerates - 0.0%(c)
Raven Industries, Inc.	1,429	49,115

Insurance - 2.1%
Ambac Financial Group, Inc.*	1,802	37,518
American Equity Investment Life Holding Co.*	3,600	106,992
AMERISAFE, Inc.	761	51,444
Argo Group International Holdings Ltd.	1,302	85,646
Citizens, Inc.*(b)	1,972	13,449
CNO Financial Group, Inc.	6,225	112,797
Crawford & Co., Class A	659	7,223
Donegal Group, Inc., Class A	413	6,042
eHealth, Inc.*	893	82,388
Employers Holdings, Inc.	1,258	54,056
Enstar Group Ltd.*	461	94,141
FBL Financial Group, Inc., Class A	385	22,164
FedNat Holding Co.	461	6,873
Genworth Financial, Inc., Class A*	20,198	79,984
Global Indemnity Ltd.	333	9,580
Goosehead Insurance, Inc., Class A(b)	457	18,518
Greenlight Capital Re Ltd., Class A*	1,162	12,131
Hallmark Financial Services, Inc.*	523	9,974
HCI Group, Inc.	247	11,436
Health Insurance Innovations, Inc., Class A*(b)	388	6,972
Heritage Insurance Holdings, Inc.	1,064	14,566
Horace Mann Educators Corp.	1,650	71,626
Independence Holding Co.	199	8,410
Investors Title Co.	54	8,653
James River Group Holdings Ltd.	1,182	46,760
Kinsale Capital Group, Inc.	816	82,628
MBIA, Inc.*	3,178	29,651
National General Holdings Corp.	2,704	57,568

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
National Western Life Group, Inc., Class A	92	23,205
NI Holdings, Inc.*	379	6,344
Palomar Holdings, Inc.*	236	12,879
ProAssurance Corp.	2,125	79,900
ProSight Global, Inc.*	363	6,233
Protective Insurance Corp., Class B	364	6,141
RLI Corp.	1,594	145,644
Safety Insurance Group, Inc.	588	57,418
Selective Insurance Group, Inc.	2,335	154,624
State Auto Financial Corp.	686	22,487
Stewart Information Services Corp.	935	39,990
Third Point Reinsurance Ltd.*	2,949	28,163
Tiptree, Inc.	994	7,743
Trupanion, Inc.*(b)	1,133	38,613
United Fire Group, Inc.	846	37,173
United Insurance Holdings Corp.	824	10,457
Universal Insurance Holdings, Inc.	1,220	35,502
Watford Holdings Ltd.*	806	21,802
		1,883,508
Interactive Media & Services - 0.4%
Care.com, Inc.*	862	10,801
Cargurus, Inc.*	2,962	118,747
Cars.com, Inc.*	2,678	35,591
DHI Group, Inc.*	2,039	6,871
Eventbrite, Inc., Class A*	1,458	31,362
EverQuote, Inc., Class A*	354	12,464
Liberty TripAdvisor Holdings, Inc., Class A*	2,896	20,069
Meet Group, Inc. (The)*	2,933	14,196
QuinStreet, Inc.*	1,807	28,442
Travelzoo*	209	2,159
TrueCar, Inc.*	4,133	21,698
Yelp, Inc.*	2,765	95,890
		398,290
Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc., Class A*	991	13,349
Duluth Holdings, Inc., Class B*(b)	430	3,969
Groupon, Inc.*	18,024	52,270
Lands’ End, Inc.*	423	4,983
Leaf Group Ltd.*	690	2,553
Liquidity Services, Inc.*	1,091	7,626
PetMed Express, Inc.(b)	780	17,807
Quotient Technology, Inc.*	2,994	31,227
RealReal, Inc. (The)*(b)	697	11,988
Rubicon Project, Inc. (The)*	1,956	15,805
Shutterstock, Inc.*	761	31,642
Stamps.com, Inc.*	669	58,370
Stitch Fix, Inc., Class A*(b)	1,674	39,473
Waitr Holdings, Inc.*(b)	2,302	875
		291,937
IT Services - 2.1%
Brightcove, Inc.*	1,529	13,669
Carbonite, Inc.*	1,321	30,383
Cardtronics plc, Class A*	1,490	62,908
Cass Information Systems, Inc.	561	31,680
Conduent, Inc.*	6,906	46,754
CSG Systems International, Inc.	1,313	75,090
Endurance International Group Holdings, Inc.*	2,853	11,555
EVERTEC, Inc.	2,421	78,489
Evo Payments, Inc., Class A*	1,417	39,775
Exela Technologies, Inc.*	1,787	579
ExlService Holdings, Inc.*	1,336	93,266
GTT Communications, Inc.*(b)	1,326	11,762
Hackett Group, Inc. (The)	976	14,962
I3 Verticals, Inc., Class A*	577	15,764
Information Services Group, Inc.*	1,421	3,496
International Money Express, Inc.*	543	7,379
KBR, Inc.	5,651	168,230
Limelight Networks, Inc.*	4,520	19,300
LiveRamp Holdings, Inc.*	2,675	133,991
ManTech International Corp., Class A	1,067	82,778
MAXIMUS, Inc.	2,538	189,462
NIC, Inc.	2,622	59,493
Paysign, Inc.*(b)	1,185	12,158
Perficient, Inc.*	1,288	54,457
Perspecta, Inc.	5,644	155,661
Presidio, Inc.	1,841	30,395
PRGX Global, Inc.*	830	3,735
Priority Technology Holdings, Inc.*	261	890
Science Applications International Corp.	2,368	202,109
StarTek, Inc.*	661	5,248
Sykes Enterprises, Inc.*	1,527	53,659
TTEC Holdings, Inc.	571	26,226
Tucows, Inc., Class A*(b)	375	21,281
Unisys Corp.*	2,035	23,158
Verra Mobility Corp.*	4,624	69,221
Virtusa Corp.*	1,163	51,974
		1,900,937
Leisure Products - 0.3%
Acushnet Holdings Corp.	1,403	42,188
American Outdoor Brands Corp.*	2,159	18,870
Callaway Golf Co.	3,731	77,530
Clarus Corp.	934	11,759
Escalade, Inc.	426	4,835
Johnson Outdoors, Inc., Class A	198	12,791
Malibu Boats, Inc., Class A*	828	32,739
Marine Products Corp.	293	4,433
MasterCraft Boat Holdings, Inc.*	735	12,208
Sturm Ruger & Co., Inc.	667	30,382
Vista Outdoor, Inc.*	2,310	19,127
YETI Holdings, Inc.*(b)	1,610	51,230
		318,092
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc.*(b)	1,089	16,270
Cambrex Corp.*	1,344	80,600
ChromaDex Corp.*(b)	1,573	5,726
Codexis, Inc.*	2,108	32,758
Fluidigm Corp.*	2,759	6,953
Luminex Corp.	1,677	35,435
Medpace Holdings, Inc.*	1,102	84,490
NanoString Technologies, Inc.*	1,335	35,938
NeoGenomics, Inc.*	3,804	98,181
Pacific Biosciences of California, Inc.*	5,679	29,190
Personalis, Inc.*	355	3,160
Quanterix Corp.*	519	13,146
Syneos Health, Inc.*	2,486	136,506
		578,353
Machinery - 3.5%
Actuant Corp., Class A	2,225	54,646
Alamo Group, Inc.	388	44,542

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Albany International Corp., Class A	1,222	102,257
Altra Industrial Motion Corp.	2,568	84,410
Astec Industries, Inc.	890	33,339
Barnes Group, Inc.	1,882	111,396
Blue Bird Corp.*	605	12,312
Briggs & Stratton Corp.	1,625	8,694
Chart Industries, Inc.*	1,440	79,488
CIRCOR International, Inc.*	781	34,645
Columbus McKinnon Corp.	919	37,752
Commercial Vehicle Group, Inc.*	1,210	8,639
Douglas Dynamics, Inc.	892	48,266
Eastern Co. (The)	215	5,908
Energy Recovery, Inc.*	1,483	12,917
EnPro Industries, Inc.	822	54,573
ESCO Technologies, Inc.	1,021	89,919
Evoqua Water Technologies Corp.*	2,987	56,574
Federal Signal Corp.	2,383	78,496
Franklin Electric Co., Inc.	1,845	102,342
Gencor Industries, Inc.*	361	4,531
Gorman-Rupp Co. (The)	702	25,981
Graham Corp.	383	8,135
Greenbrier Cos., Inc. (The)	1,279	35,991
Harsco Corp.*	3,173	70,599
Helios Technologies, Inc.	1,170	52,393
Hillenbrand, Inc.	2,914	92,141
Hurco Cos., Inc.	251	8,981
Hyster-Yale Materials Handling, Inc.	402	23,810
John Bean Technologies Corp.	1,245	136,390
Kadant, Inc.	439	42,759
Kennametal, Inc.	3,278	114,173
LB Foster Co., Class A*	398	7,538
Lindsay Corp.	432	38,975
Luxfer Holdings plc	1,045	18,256
Lydall, Inc.*	680	12,662
Manitowoc Co., Inc. (The)*	1,400	22,400
Meritor, Inc.*	3,166	79,941
Miller Industries, Inc.	440	16,126
Mueller Industries, Inc.	2,214	69,497
Mueller Water Products, Inc., Class A	6,265	70,669
Navistar International Corp.*	1,978	64,582
NN, Inc.	1,674	14,581
Omega Flex, Inc.	117	11,210
Park-Ohio Holdings Corp.	348	11,007
Proto Labs, Inc.*	1,077	104,350
RBC Bearings, Inc.*	969	160,738
REV Group, Inc.	1,085	14,105
Rexnord Corp.*	4,204	132,804
Spartan Motors, Inc.	1,369	24,300
SPX Corp.*	1,743	83,280
SPX FLOW, Inc.*	1,672	79,253
Standex International Corp.	504	38,899
Tennant Co.	717	53,388
Terex Corp.	2,528	70,961
Titan International, Inc.	1,998	5,854
TriMas Corp.*	1,817	56,291
Twin Disc, Inc.*	412	4,194
Wabash National Corp.	2,144	33,768
Watts Water Technologies, Inc., Class A	1,104	107,044
Welbilt, Inc.*	5,182	86,488
		3,170,160
Marine - 0.1%
Costamare, Inc.	1,959	16,123
Eagle Bulk Shipping, Inc.*	1,765	8,419
Genco Shipping & Trading Ltd.	606	6,363
Matson, Inc.	1,696	64,007
Safe Bulkers, Inc.*	2,031	3,554
Scorpio Bulkers, Inc.	2,176	13,317
		111,783
Media - 0.8%
Boston Omaha Corp., Class A*(b)	410	8,745
Cardlytics, Inc.*	548	30,715
Central European Media Enterprises Ltd., Class A*	3,539	15,926
Clear Channel Outdoor Holdings, Inc.*	1,948	4,831
comScore, Inc.*	1,953	7,988
Cumulus Media, Inc., Class A*	573	9,936
Daily Journal Corp.*(b)	46	13,069
Emerald Expositions Events, Inc.	985	9,860
Entercom Communications Corp., Class A	4,935	23,343
Entravision Communications Corp., Class A	2,420	6,873
EW Scripps Co. (The), Class A	2,184	32,585
Fluent, Inc.*	1,700	2,788
Gannett Co., Inc.(b)	4,669	29,695
Gray Television, Inc.*	3,633	73,532
Hemisphere Media Group, Inc.*	674	9,436
Lee Enterprises, Inc.*	2,134	4,140
Liberty Latin America Ltd., Class A*	1,846	32,859
Liberty Latin America Ltd., Class C*	4,544	81,519
Loral Space & Communications, Inc.*	511	17,302
Marchex, Inc., Class B*	1,430	5,749
MDC Partners, Inc., Class A*	2,253	5,249
Meredith Corp.	1,588	55,644
MSG Networks, Inc., Class A*	2,335	37,920
National CineMedia, Inc.	2,487	16,688
Saga Communications, Inc., Class A	152	4,672
Scholastic Corp.	1,178	43,739
TechTarget, Inc.*	907	24,054
TEGNA, Inc.	8,677	133,192
Tribune Publishing Co.	699	8,751
WideOpenWest, Inc.*	980	6,007
		756,807
Metals & Mining - 1.1%
AK Steel Holding Corp.*	12,566	34,682
Allegheny Technologies, Inc.*	5,018	115,715
Carpenter Technology Corp.	1,880	98,832
Century Aluminum Co.*	2,004	14,128
Cleveland-Cliffs, Inc.(b)	10,728	85,717
Coeur Mining, Inc.*	8,779	57,590
Commercial Metals Co.	4,705	100,499
Compass Minerals International, Inc.	1,360	75,167
Gold Resource Corp.	2,420	10,793
Haynes International, Inc.	495	18,176
Hecla Mining Co.	19,221	47,476
Kaiser Aluminum Corp.	637	69,802
Materion Corp.	807	47,500
Mayville Engineering Co., Inc.*	251	2,347

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Novagold Resources, Inc.*	9,237	64,289
Olympic Steel, Inc.	368	6,168
Ramaco Resources, Inc.*(b)	328	1,122
Ryerson Holding Corp.*	645	6,876
Schnitzer Steel Industries, Inc., Class A	1,025	22,089
SunCoke Energy, Inc.	3,064	15,688
Synalloy Corp.*	333	4,309
TimkenSteel Corp.*	1,606	9,347
Warrior Met Coal, Inc.	2,063	42,353
Worthington Industries, Inc.	1,544	59,135
		1,009,800
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
AG Mortgage Investment Trust, Inc.	1,298	20,210
Anworth Mortgage Asset Corp.	3,898	13,721
Apollo Commercial Real Estate Finance, Inc.	6,159	112,525
Ares Commercial Real Estate Corp.	1,077	16,844
Arlington Asset Investment Corp., Class A	1,441	8,430
ARMOUR Residential REIT, Inc.	2,354	40,630
Blackstone Mortgage Trust, Inc., Class A	5,038	184,542
Capstead Mortgage Corp.	3,735	29,058
Cherry Hill Mortgage Investment Corp.	627	9,392
Colony Credit Real Estate, Inc.	3,229	42,784
Dynex Capital, Inc.	956	16,147
Ellington Financial, Inc.	1,222	22,130
Exantas Capital Corp.	1,216	14,641
Granite Point Mortgage Trust, Inc.	2,163	39,302
Great Ajax Corp.	665	10,128
Invesco Mortgage Capital, Inc.	5,733	93,104
KKR Real Estate Finance Trust, Inc.	1,007	20,331
Ladder Capital Corp.	4,109	71,045
New York Mortgage Trust, Inc.	9,351	58,257
Orchid Island Capital, Inc.(b)	2,526	14,348
PennyMac Mortgage Investment Trust	3,457	79,822
Ready Capital Corp.	1,245	19,634
Redwood Trust, Inc.	3,838	62,099
TPG RE Finance Trust, Inc.	1,977	40,034
Western Asset Mortgage Capital Corp.	2,076	21,341
		1,060,499
Multiline Retail - 0.1%
Big Lots, Inc.	1,553	32,458
Dillard’s, Inc., Class A(b)	413	29,654
JC Penney Co., Inc.*(b)	12,695	14,345
		76,457
Multi-Utilities - 0.5%
Avista Corp.	2,616	123,684
Black Hills Corp.	2,440	186,831
NorthWestern Corp.	2,022	144,715
Unitil Corp.	584	35,647
		490,877
Oil, Gas & Consumable Fuels - 1.8%
Abraxas Petroleum Corp.*	6,390	1,642
Altus Midstream Co.*	2,011	3,881
Amplify Energy Corp.	523	2,876
Arch Coal, Inc., Class A	651	48,246
Ardmore Shipping Corp.*	1,332	10,643
Berry Petroleum Corp.	2,499	19,917
Bonanza Creek Energy, Inc.*	759	13,252
Brigham Minerals, Inc., Class A	643	12,448
California Resources Corp.*(b)	1,930	12,622
Callon Petroleum Co.*	9,129	33,321
Carrizo Oil & Gas, Inc.*	3,547	22,736
Chaparral Energy, Inc., Class A*(b)	1,237	1,336
Clean Energy Fuels Corp.*	5,360	10,452
CNX Resources Corp.*	7,439	51,403
Comstock Resources, Inc.*(b)	601	3,816
CONSOL Energy, Inc.*	1,085	13,845
Contura Energy, Inc.*	758	5,056
CVR Energy, Inc.	1,182	51,287
Delek US Holdings, Inc.	2,997	102,824
Denbury Resources, Inc.*	18,687	18,435
DHT Holdings, Inc.	3,535	25,947
Diamond S Shipping, Inc.*	887	12,799
Dorian LPG Ltd.*	1,108	15,900
Earthstone Energy, Inc., Class A*	780	3,487
Energy Fuels, Inc.*	3,646	7,219
Evolution Petroleum Corp.	1,084	5,648
Extraction Oil & Gas, Inc.*	3,377	4,863
Falcon Minerals Corp.	1,538	9,920
GasLog Ltd.	1,614	15,107
Golar LNG Ltd.	3,782	49,242
Goodrich Petroleum Corp.*	363	3,565
Green Plains, Inc.	1,452	22,143
Gulfport Energy Corp.*	6,392	15,149
Hallador Energy Co.	807	2,413
HighPoint Resources Corp.*	4,482	5,602
International Seaways, Inc.*	1,003	26,559
Jagged Peak Energy, Inc.*(b)	2,613	17,429
Laredo Petroleum, Inc.*	7,198	15,548
Magnolia Oil & Gas Corp., Class A*(b)	4,033	43,798
Matador Resources Co.*	4,433	62,417
Montage Resources Corp.*	853	4,214
NACCO Industries, Inc., Class A	147	6,924
NextDecade Corp.*	457	2,993
Nordic American Tankers Ltd.	5,560	20,127
Northern Oil and Gas, Inc.*	11,625	20,693
Oasis Petroleum, Inc.*	12,743	29,819
Overseas Shipholding Group, Inc., Class A*	2,580	4,515
Panhandle Oil and Gas, Inc., Class A	612	7,234
Par Pacific Holdings, Inc.*	1,414	35,194
PDC Energy, Inc.*	2,501	56,848
Peabody Energy Corp.	2,735	26,475
Penn Virginia Corp.*	542	13,089
PrimeEnergy Resources Corp.*	21	3,127
QEP Resources, Inc.	9,544	31,209
Renewable Energy Group, Inc.*	1,468	25,044
REX American Resources Corp.*	226	20,758
Ring Energy, Inc.*(b)	2,404	4,616
Roan Resources, Inc.*(b)	1,422	2,161
Rosehill Resources, Inc.*	417	488
SandRidge Energy, Inc.*	1,229	4,043
Scorpio Tankers, Inc.	1,757	60,407
SemGroup Corp., Class A	3,168	48,692
SFL Corp. Ltd.	3,229	45,723
SilverBow Resources, Inc.*	284	2,476
SM Energy Co.	4,471	37,154

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Southwestern Energy Co.*	21,693	39,481
SRC Energy, Inc.*	9,631	34,383
Talos Energy, Inc.*	803	18,630
Teekay Corp.	2,742	13,189
Teekay Tankers Ltd., Class A*	950	17,962
Tellurian, Inc.*(b)	3,767	27,461
Unit Corp.*	2,121	1,815
Uranium Energy Corp.*(b)	7,112	6,280
W&T Offshore, Inc.*	3,756	16,076
Whiting Petroleum Corp.*	3,630	16,625
World Fuel Services Corp.	2,572	109,053
		1,619,771
Paper & Forest Products - 0.4%
Boise Cascade Co.	1,549	58,738
Clearwater Paper Corp.*	637	13,944
Louisiana-Pacific Corp.	4,956	146,995
Neenah, Inc.	669	48,690
PH Glatfelter Co.	1,739	31,041
Schweitzer-Mauduit International, Inc.	1,230	53,948
Verso Corp., Class A*	1,391	25,678
		379,034
Personal Products - 0.3%
Edgewell Personal Care Co.*	2,157	67,212
elf Beauty, Inc.*	1,045	17,316
Inter Parfums, Inc.	701	49,413
Lifevantage Corp.*	547	8,243
Medifast, Inc.(b)	454	39,911
Nature’s Sunshine Products, Inc.*	350	3,516
Revlon, Inc., Class A*(b)	274	6,798
USANA Health Sciences, Inc.*	514	37,830
Youngevity International, Inc.*(b)	343	1,513
		231,752
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc.*	3,125	5,813
Acer Therapeutics, Inc.*(b)	202	703
Aclaris Therapeutics, Inc.*(b)	1,228	2,014
Aerie Pharmaceuticals, Inc.*(b)	1,682	31,941
Akorn, Inc.*	3,726	13,600
Amneal Pharmaceuticals, Inc.*	3,738	14,055
Amphastar Pharmaceuticals, Inc.*	1,430	27,899
ANI Pharmaceuticals, Inc.*	363	22,368
Arvinas, Inc.*	733	28,147
Assertio Therapeutics, Inc.*	2,570	1,953
Axsome Therapeutics, Inc.*	1,002	39,449
BioDelivery Sciences International, Inc.*	3,332	22,724
Cara Therapeutics, Inc.*(b)	1,588	41,256
cbdMD, Inc.*(b)	409	1,329
Cerecor, Inc.*(b)	855	3,223
Chiasma, Inc.*	1,366	7,308
Collegium Pharmaceutical, Inc.*	1,281	27,836
Corcept Therapeutics, Inc.*	3,819	48,998
CorMedix, Inc.*	939	5,756
Cymabay Therapeutics, Inc.*	2,747	4,835
Dermira, Inc.*	1,887	15,360
Eloxx Pharmaceuticals, Inc.*(b)	1,001	5,225
Endo International plc*	8,968	45,558
Evofem Biosciences, Inc.*	565	3,452
Evolus, Inc.*	604	8,450
EyePoint Pharmaceuticals, Inc.*(b)	2,467	3,799
Fulcrum Therapeutics, Inc.*(b)	185	2,285
Innoviva, Inc.*	2,548	34,347
Intersect ENT, Inc.*	1,227	26,601
Intra-Cellular Therapies, Inc.*	1,777	17,255
Kala Pharmaceuticals, Inc.*	871	3,632
Kaleido Biosciences, Inc.*	203	1,768
Lannett Co., Inc.*(b)	1,260	11,113
Liquidia Technologies, Inc.*	535	2,327
Mallinckrodt plc*	3,353	12,641
Marinus Pharmaceuticals, Inc.*(b)	2,000	2,640
Menlo Therapeutics, Inc.*	626	2,479
MyoKardia, Inc.*	1,774	115,576
NGM Biopharmaceuticals, Inc.*	271	4,466
Ocular Therapeutix, Inc.*(b)	1,654	6,600
Odonate Therapeutics, Inc.*	466	16,021
Omeros Corp.*(b)	1,856	27,469
Optinose, Inc.*	996	9,303
Osmotica Pharmaceuticals plc*	318	2,126
Pacira BioSciences, Inc.*	1,619	74,830
Paratek Pharmaceuticals, Inc.*(b)	1,277	3,742
Phibro Animal Health Corp., Class A	813	19,723
Prestige Consumer Healthcare, Inc.*	2,013	76,031
Reata Pharmaceuticals, Inc., Class A*	884	172,495
resTORbio, Inc.*(b)	612	734
Revance Therapeutics, Inc.*	1,757	31,450
SIGA Technologies, Inc.*	2,196	10,760
Strongbridge Biopharma plc*	1,442	2,610
Supernus Pharmaceuticals, Inc.*	1,970	46,059
TherapeuticsMD, Inc.*(b)	7,858	19,724
Theravance Biopharma, Inc.*	1,763	38,363
Tricida, Inc.*	871	34,805
Verrica Pharmaceuticals, Inc.*	513	7,731
WaVe Life Sciences Ltd.*	897	29,736
Xeris Pharmaceuticals, Inc.*	1,065	9,511
Zogenix, Inc.*	1,699	81,179
Zynerba Pharmaceuticals, Inc.*(b)	913	5,779
		1,396,962
Professional Services - 1.3%
Acacia Research Corp.*	1,937	5,753
ASGN, Inc.*	2,041	136,767
Barrett Business Services, Inc.	287	25,359
BG Staffing, Inc.	396	8,554
CBIZ, Inc.*	2,045	54,929
CRA International, Inc.	308	15,791
Exponent, Inc.	2,063	131,104
Forrester Research, Inc.	424	16,930
Franklin Covey Co.*	388	14,321
FTI Consulting, Inc.*	1,487	162,068
GP Strategies Corp.*	509	6,464
Heidrick & Struggles International, Inc.	752	23,327
Huron Consulting Group, Inc.*	893	59,876
ICF International, Inc.	723	64,875
InnerWorkings, Inc.*	1,761	8,294
Insperity, Inc.	1,548	120,388
Kelly Services, Inc., Class A	1,322	28,965
Kforce, Inc.	862	34,066
Korn Ferry	2,248	88,302
Mistras Group, Inc.*	717	9,493
Resources Connection, Inc.	1,220	18,849
TriNet Group, Inc.*	1,784	97,674
TrueBlue, Inc.*	1,590	37,063
Upwork, Inc.*	2,268	26,422

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Willdan Group, Inc.*	400	11,404
		1,207,038
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA*	228	4,109
American Realty Investors, Inc.*	98	1,296
Consolidated-Tomoka Land Co.	196	12,287
Cushman & Wakefield plc*	4,089	79,286
eXp World Holdings, Inc.*(b)	651	7,128
Forestar Group, Inc.*	418	8,527
FRP Holdings, Inc.*	282	14,072
Griffin Industrial Realty, Inc.*	37	1,430
Kennedy-Wilson Holdings, Inc.	4,894	110,653
Marcus & Millichap, Inc.*	912	33,525
Maui Land & Pineapple Co., Inc.*	268	3,042
Newmark Group, Inc., Class A	5,732	74,803
Rafael Holdings, Inc., Class B*	418	7,073
RE/MAX Holdings, Inc., Class A	716	27,459
Realogy Holdings Corp.(b)	4,544	47,576
Redfin Corp.*(b)	3,523	67,923
RMR Group, Inc. (The), Class A	606	28,464
St Joe Co. (The)*	1,351	25,669
Stratus Properties, Inc.*	235	6,721
Tejon Ranch Co.*	837	13,760
Transcontinental Realty Investors, Inc.*	41	1,412
		576,215
Road & Rail - 0.5%
ArcBest Corp.	1,016	29,240
Avis Budget Group, Inc.*	2,360	70,210
Covenant Transportation Group, Inc., Class A*	504	6,769
Daseke, Inc.*	1,823	5,378
Heartland Express, Inc.	1,832	39,223
Hertz Global Holdings, Inc.*	4,049	62,760
Marten Transport Ltd.	1,565	33,068
PAM Transportation Services, Inc.*	75	3,915
Roadrunner Transportation Systems, Inc.*(b)	141	1,317
Saia, Inc.*	1,036	98,316
Universal Logistics Holdings, Inc.	334	6,660
US Xpress Enterprises, Inc., Class A*	870	4,176
Werner Enterprises, Inc.	1,806	66,389
YRC Worldwide, Inc.*(b)	1,330	4,642
		432,063
Semiconductors & Semiconductor Equipment - 2.4%
Adesto Technologies Corp.*(b)	1,081	7,783
Advanced Energy Industries, Inc.*	1,517	97,407
Alpha & Omega Semiconductor Ltd.*	801	9,524
Ambarella, Inc.*	1,259	68,918
Amkor Technology, Inc.*	3,921	47,405
Axcelis Technologies, Inc.*	1,289	27,636
AXT, Inc.*	1,536	4,854
Brooks Automation, Inc.	2,831	126,744
Cabot Microelectronics Corp.	1,156	154,222
CEVA, Inc.*	866	22,447
Cirrus Logic, Inc.*	2,323	166,559
Cohu, Inc.	1,606	28,490
Diodes, Inc.*	1,637	75,531
DSP Group, Inc.*	871	12,342
Enphase Energy, Inc.*(b)	3,665	80,154
FormFactor, Inc.*	2,966	68,633
GSI Technology, Inc.*	633	4,634
Ichor Holdings Ltd.*	878	27,701
Impinj, Inc.*	588	18,557
Inphi Corp.*	1,796	125,055
Lattice Semiconductor Corp.*	4,976	93,997
MACOM Technology Solutions Holdings, Inc.*	1,833	45,220
MaxLinear, Inc.*	2,600	51,662
NeoPhotonics Corp.*	1,544	12,661
NVE Corp.	189	12,018
Onto Innovation, Inc.*	1,728	57,992
PDF Solutions, Inc.*	1,130	17,899
Photronics, Inc.*	2,602	30,600
Power Integrations, Inc.	1,129	103,292
Rambus, Inc.*	4,407	57,511
Semtech Corp.*	2,631	127,498
Silicon Laboratories, Inc.*	1,717	181,882
SMART Global Holdings, Inc.*	526	16,201
SunPower Corp.*	2,509	18,792
Synaptics, Inc.*	1,343	76,766
Ultra Clean Holdings, Inc.*	1,557	34,628
Veeco Instruments, Inc.*	1,921	26,298
Xperi Corp.	1,967	38,927
		2,178,440
Software - 4.3%
8x8, Inc.*	3,739	76,724
A10 Networks, Inc.*	2,255	15,041
ACI Worldwide, Inc.*	4,596	172,350
Agilysys, Inc.*	824	20,872
Alarm.com Holdings, Inc.*	1,466	63,947
Altair Engineering, Inc., Class A*	1,566	51,944
American Software, Inc., Class A	1,151	18,197
Appfolio, Inc., Class A*	629	71,027
Appian Corp.*(b)	1,245	53,635
Avaya Holdings Corp.*	4,426	56,520
Benefitfocus, Inc.*	1,182	28,344
Blackbaud, Inc.	1,950	161,616
Blackline, Inc.*	1,705	91,763
Bottomline Technologies DE, Inc.*	1,710	84,628
Box, Inc., Class A*	5,717	104,278
ChannelAdvisor Corp.*	1,067	10,126
Cision Ltd.*	3,653	36,311
Cloudera, Inc.*(b)	9,419	93,060
CommVault Systems, Inc.*	1,611	81,549
Cornerstone OnDemand, Inc.*	2,271	140,053
Digimarc Corp.*(b)	466	15,089
Digital Turbine, Inc.*	3,132	27,812
Domo, Inc., Class B*	699	13,141
Ebix, Inc.	930	32,345
eGain Corp.*	813	6,203
Envestnet, Inc.*	1,908	135,869
Everbridge, Inc.*	1,326	116,609
Five9, Inc.*	2,386	162,654
ForeScout Technologies, Inc.*	1,654	59,263
GTY Technology Holdings, Inc.*(b)	1,581	7,794
Ideanomics, Inc.*	2,041	1,858
Instructure, Inc.*	1,360	72,406
Intelligent Systems Corp.*	271	11,799
j2 Global, Inc.	1,865	180,942
LivePerson, Inc.*	2,450	97,241
Majesco*	302	2,706
MicroStrategy, Inc., Class A*	334	50,210
Mitek Systems, Inc.*	1,472	10,495

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
MobileIron, Inc.*	3,816	18,431
Model N, Inc.*	1,295	39,394
OneSpan, Inc.*	1,308	24,394
Phunware, Inc.*	1,276	1,633
Progress Software Corp.	1,774	74,526
PROS Holdings, Inc.*	1,313	81,787
Q2 Holdings, Inc.*	1,723	145,473
QAD, Inc., Class A	440	22,488
Qualys, Inc.*	1,357	118,751
Rapid7, Inc.*	1,948	109,224
Rimini Street, Inc.*	804	3,192
SailPoint Technologies Holding, Inc.*	3,422	85,653
SecureWorks Corp., Class A*	334	3,788
SharpSpring, Inc.*(b)	408	5,133
ShotSpotter, Inc.*(b)	325	7,969
SPS Commerce, Inc.*	1,395	78,580
SVMK, Inc.*	3,425	58,465
Synchronoss Technologies, Inc.*	1,525	6,924
Telaria, Inc.*	1,725	14,387
Telenav, Inc.*	1,297	7,419
Tenable Holdings, Inc.*	1,476	40,073
TiVo Corp.	4,893	38,214
Upland Software, Inc.*	912	35,304
Varonis Systems, Inc.*	1,182	92,326
Verint Systems, Inc.*	2,611	126,921
VirnetX Holding Corp.*(b)	2,446	8,634
Workiva, Inc.*	1,466	63,580
Yext, Inc.*	3,712	64,069
Zix Corp.*	2,132	16,075
Zuora, Inc., Class A*	3,467	55,264
		3,884,492
Specialty Retail - 2.3%
Aaron’s, Inc.	2,696	157,446
Abercrombie & Fitch Co., Class A	2,615	41,762
American Eagle Outfitters, Inc.	6,459	96,691
America’s Car-Mart, Inc.*	247	26,987
Asbury Automotive Group, Inc.*	771	85,458
Ascena Retail Group, Inc.*	6,250	2,817
At Home Group, Inc.*(b)	1,904	16,336
Barnes & Noble Education, Inc.*	1,636	8,246
Bed Bath & Beyond, Inc.(b)	4,868	70,975
Boot Barn Holdings, Inc.*	1,115	44,399
Buckle, Inc. (The)(b)	1,154	32,104
Caleres, Inc.	1,630	35,681
Camping World Holdings, Inc., Class A(b)	1,314	15,821
Cato Corp. (The), Class A	885	16,868
Chico’s FAS, Inc.	4,658	22,219
Children’s Place, Inc. (The)	613	44,295
Citi Trends, Inc.	453	9,300
Conn’s, Inc.*	796	17,456
Container Store Group, Inc. (The)*	634	2,638
Designer Brands, Inc., Class A	2,594	42,801
Express, Inc.*	2,627	10,324
GameStop Corp., Class A(b)	3,582	22,710
Genesco, Inc.*	636	23,621
GNC Holdings, Inc., Class A*(b)	3,261	9,587
Group 1 Automotive, Inc.	701	72,266
Guess?, Inc.	2,004	38,577
Haverty Furniture Cos., Inc.	711	14,298
Hibbett Sports, Inc.*	710	20,143
Hudson Ltd., Class A*	1,584	22,034
J. Jill, Inc.(b)	672	1,169
Lithia Motors, Inc., Class A	885	142,113
Lumber Liquidators Holdings, Inc.*(b)	1,140	10,157
MarineMax, Inc.*	844	13,977
Michaels Cos., Inc. (The)*	3,412	27,910
Monro, Inc.	1,300	95,420
Murphy USA, Inc.*	1,216	142,917
National Vision Holdings, Inc.*	3,127	94,435
Office Depot, Inc.	21,689	48,367
Party City Holdco, Inc.*(b)	2,150	4,150
Rent-A-Center, Inc.	1,944	50,604
RH*	660	135,689
RTW RetailWinds, Inc.*	1,206	1,616
Sally Beauty Holdings, Inc.*	4,817	88,777
Shoe Carnival, Inc.(b)	377	13,366
Signet Jewelers Ltd.	2,067	37,971
Sleep Number Corp.*	1,150	55,511
Sonic Automotive, Inc., Class A	975	31,931
Sportsman’s Warehouse Holdings, Inc.*	1,694	12,383
Tailored Brands, Inc.(b)	1,995	10,554
Tilly’s, Inc., Class A	866	8,539
Winmark Corp.	97	17,169
Zumiez, Inc.*	797	23,543
		2,092,128
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*	4,590	38,969
AstroNova, Inc.	271	4,187
Avid Technology, Inc.*	1,130	8,893
Diebold Nixdorf, Inc.*	3,064	22,275
Immersion Corp.*	1,244	8,397
Sonim Technologies, Inc.*	149	414
Stratasys Ltd.*	2,053	37,858
		120,993
Textiles, Apparel & Luxury Goods - 0.9%
Centric Brands, Inc.*	664	2,005
Crocs, Inc.*	2,474	86,343
Culp, Inc.	439	7,077
Deckers Outdoor Corp.*	1,165	195,930
Delta Apparel, Inc.*	245	6,855
Fossil Group, Inc.*	1,865	13,969
G-III Apparel Group Ltd.*	1,804	53,398
Kontoor Brands, Inc.	1,763	63,204
Movado Group, Inc.	629	12,297
Oxford Industries, Inc.	665	49,489
Rocky Brands, Inc.	276	7,695
Steven Madden Ltd.	3,354	142,444
Superior Group of Cos., Inc.	424	5,694
Unifi, Inc.*	575	14,001
Vera Bradley, Inc.*	817	9,020
Vince Holding Corp.*(b)	123	2,788
Wolverine World Wide, Inc.	3,350	107,535
		779,744
Thrifts & Mortgage Finance - 2.0%
Axos Financial, Inc.*	2,310	68,029
Bridgewater Bancshares, Inc.*	893	11,413
Capitol Federal Financial, Inc.	5,270	74,729
Columbia Financial, Inc.*	2,109	35,136
Dime Community Bancshares, Inc.	1,267	25,543
Entegra Financial Corp.*	268	8,051
ESSA Bancorp, Inc.	376	6,478
Essent Group Ltd.	3,843	210,020

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Federal Agricultural Mortgage Corp., Class C	359	29,815
First Defiance Financial Corp.	777	23,427
Flagstar Bancorp, Inc.	1,139	42,439
FS Bancorp, Inc.	164	9,804
Greene County Bancorp, Inc.	132	3,817
Hingham Institution for Savings	53	10,163
Home Bancorp, Inc.	310	11,960
HomeStreet, Inc.*	893	28,505
Kearny Financial Corp.	3,272	46,135
Luther Burbank Corp.	797	9,213
Merchants Bancorp	343	6,167
Meridian Bancorp, Inc.	1,913	38,509
Meta Financial Group, Inc.	1,409	50,118
MMA Capital Holdings, Inc.*	197	6,298
Mr Cooper Group, Inc.*	3,036	40,804
NMI Holdings, Inc., Class A*	2,599	87,248
Northfield Bancorp, Inc.	1,740	29,406
Northwest Bancshares, Inc.	4,005	66,643
OceanFirst Financial Corp.	2,018	48,392
Ocwen Financial Corp.*	5,371	8,379
OP Bancorp	526	5,144
PCSB Financial Corp.	646	13,178
PDL Community Bancorp*	337	4,920
PennyMac Financial Services, Inc.	997	34,207
Pioneer Bancorp, Inc.*	439	5,830
Provident Bancorp, Inc.*	339	4,000
Provident Financial Holdings, Inc.	235	5,142
Provident Financial Services, Inc.	2,467	59,997
Prudential Bancorp, Inc.	350	6,300
Radian Group, Inc.	8,162	210,906
Riverview Bancorp, Inc.	848	6,131
Southern Missouri Bancorp, Inc.	314	11,737
Sterling Bancorp, Inc.	659	6,386
Territorial Bancorp, Inc.	310	9,824
Timberland Bancorp, Inc.	295	8,742
TrustCo Bank Corp.	3,796	33,329
United Community Financial Corp.	1,879	20,876
Walker & Dunlop, Inc.	1,106	72,598
Washington Federal, Inc.	3,158	116,246
Waterstone Financial, Inc.	953	17,983
Western New England Bancorp, Inc.	952	9,339
WSFS Financial Corp.	2,101	93,684
		1,793,140
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	4,587	4,725
Pyxus International, Inc.*(b)	335	2,690
Turning Point Brands, Inc.(b)	334	9,222
Universal Corp.	979	51,123
Vector Group Ltd.	4,425	59,472
		127,232
Trading Companies & Distributors - 1.3%
Aircastle Ltd.	2,090	66,859
Applied Industrial Technologies, Inc.	1,529	97,627
Beacon Roofing Supply, Inc.*	2,711	80,381
BlueLinx Holdings, Inc.*(b)	355	3,646
BMC Stock Holdings, Inc.*	2,658	78,703
CAI International, Inc.*	654	15,761
DXP Enterprises, Inc.*	652	25,122
EVI Industries, Inc.(b)	183	5,594
Foundation Building Materials, Inc.*	591	12,080
GATX Corp.	1,422	114,940
General Finance Corp.*	461	4,983
GMS, Inc.*	1,279	39,598
H&E Equipment Services, Inc.	1,275	42,075
Herc Holdings, Inc.*	959	44,843
Kaman Corp.	1,107	70,405
Lawson Products, Inc.*	164	8,456
MRC Global, Inc.*	3,174	42,341
NOW, Inc.*	4,323	48,461
Rush Enterprises, Inc., Class A	1,099	50,356
Rush Enterprises, Inc., Class B	183	8,349
SiteOne Landscape Supply, Inc.*	1,630	144,679
Systemax, Inc.	494	11,441
Textainer Group Holdings Ltd.*	1,123	10,253
Titan Machinery, Inc.*	759	10,224
Transcat, Inc.*	275	9,017
Triton International Ltd.	2,208	83,639
Veritiv Corp.*	518	9,500
Willis Lease Finance Corp.*	118	7,080
		1,146,413
Water Utilities - 0.5%
American States Water Co.	1,466	125,035
AquaVenture Holdings Ltd.*	560	12,466
Artesian Resources Corp., Class A	316	11,755
Cadiz, Inc.*	526	6,028
California Water Service Group	1,918	98,585
Consolidated Water Co. Ltd.	575	9,591
Global Water Resources, Inc.	471	6,344
Middlesex Water Co.	641	40,261
Pure Cycle Corp.*	682	8,471
SJW Group	1,049	74,290
York Water Co. (The)	514	22,786
		415,612
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,735	19,970
Gogo, Inc.*(b)	2,191	11,086
Shenandoah Telecommunications Co.	1,912	71,796
Spok Holdings, Inc.	717	8,826
		111,678

TOTAL COMMON STOCKS (Cost $94,801,446)		81,501,940

	Number of Rights

RIGHTS - 0.0%(c)

Biotechnology - 0.0%
Oncternal Therapeutics, Inc., CVR*(d)(e)	23	—
Tobira Therapeutics, Inc., CVR*(d)(e)	218	—
		—
Chemicals - 0.0%(c)
Schulman, Inc., CVR*(d)(e)	1,259	659
Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc., CVR*(d)(e)	363	—
TOTAL RIGHTS (Cost $—)		659

See accompanying notes to the financial statements.

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(f) - 1.7%

INVESTMENT COMPANIES - 1.7%
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $1,541,746)	1,541,746	1,541,746

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 4.4%

REPURCHASE AGREEMENTS(g) - 4.4%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $4,012,216 (Cost $4,011,684)	4,011,684	4,011,684

Total Investments - 95.7% (Cost $100,354,876)		87,056,029
Other Assets Less Liabilities - 4.3%		3,906,928
Net Assets - 100.0%		90,962,957

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,696,066.
(b)

The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $1,756,111, collateralized in the form of cash with a value of $1,541,746 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $294,741 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% — 8.75%, and maturity dates ranging from December 5, 2019 — May 15, 2049; a total value of $1,836,487.

(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of November 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2019 amounted to $659, which represents approximately 0.00% of net assets of the Fund.

(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $1,541,746.
(g)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,084,832
Aggregate gross unrealized depreciation	(16,646,038)
Net unrealized depreciation	$(10,561,206)
Federal income tax cost	$101,917,475

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 Emini Index	42	12/20/2019	USD	$3,409,140	$60,062

Swap Agreements(1)

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
2,825,376	12/7/2020	Bank of America NA	1.86%	Russell 2000® Index	61,713	—	—	61,713

36,489,519	11/6/2020	BNP Paribas SA	1.66%	Russell 2000® Index	813,982	(813,982)	—	—

9,717,759	1/20/2021	Citibank NA	1.74%	Russell 2000® Index	191,521	—	(191,521)	—

8,507,507	11/8/2021	Credit Suisse International	1.91%	Russell 2000® Index	195,846	—	—	195,846

506,239	12/7/2020	Goldman Sachs International	1.64%	iShares® Russell 2000 ETF	10,512
39,668,666	12/7/2020	Goldman Sachs International	1.84%	Russell 2000® Index	794,133
40,174,905					804,645	(804,645)	—	—
1,875,498	11/6/2020	Morgan Stanley & Co. International plc	1.66%	iShares® Russell 2000 ETF	63,527
18,249,633	1/6/2021	Morgan Stanley & Co. International plc	1.86%	Russell 2000® Index	744,791
20,125,131					808,318	(801,990)	—	6,328

7,735,869	1/6/2021	Societe Generale	2.06%	Russell 2000® Index	63,682	—	—	63,682

62,394,637	11/6/2020	UBS AG	1.76%	Russell 2000® Index	1,300,471	(1,300,471)	—	—

187,970,703					4,240,178
				Total Unrealized Appreciation	4,240,178

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)

Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

(4)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

(5)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2019 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 81.6%

Aerospace & Defense - 2.1%
Arconic, Inc.	16,773	519,292
Boeing Co. (The)	23,147	8,475,968
General Dynamics Corp.	10,130	1,841,026
Huntington Ingalls Industries, Inc.	1,790	450,489
L3Harris Technologies, Inc.	9,668	1,944,138
Lockheed Martin Corp.	10,760	4,207,483
Northrop Grumman Corp.	6,813	2,396,609
Raytheon Co.	12,059	2,621,868
Textron, Inc.	9,964	460,735
TransDigm Group, Inc.	2,149	1,218,698
United Technologies Corp.	35,122	5,209,998
		29,346,304
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	5,862	450,495
Expeditors International of Washington, Inc.	7,392	552,626
FedEx Corp.	10,392	1,663,239
United Parcel Service, Inc., Class B	30,237	3,620,276
		6,286,636
Airlines - 0.3%
Alaska Air Group, Inc.	5,338	368,375
American Airlines Group, Inc.	17,159	493,150
Delta Air Lines, Inc.	25,056	1,435,959
Southwest Airlines Co.	20,947	1,207,385
United Airlines Holdings, Inc.*	9,567	887,818
		4,392,687
Auto Components - 0.1%
Aptiv plc	11,093	1,041,411
BorgWarner, Inc.	8,942	376,011
		1,417,422
Automobiles - 0.3%
Ford Motor Co.	169,690	1,537,391
General Motors Co.	54,401	1,958,436
Harley-Davidson, Inc.	6,786	246,875
		3,742,702
Banks - 4.6%
Bank of America Corp.	362,739	12,086,464
BB&T Corp.	33,174	1,815,281
Citigroup, Inc.	97,816	7,347,938
Citizens Financial Group, Inc.	19,359	744,547
Comerica, Inc.	6,467	455,341
Fifth Third Bancorp	31,630	954,910
First Republic Bank	7,284	800,512
Huntington Bancshares, Inc.	44,938	669,127
JPMorgan Chase & Co.	138,449	18,242,040
KeyCorp	43,441	842,321
M&T Bank Corp.	5,788	953,515
People’s United Financial, Inc.	19,204	316,866
PNC Financial Services Group, Inc. (The)	19,279	2,953,736
Regions Financial Corp.	43,203	718,898
SunTrust Banks, Inc.	19,222	1,361,686
SVB Financial Group*	2,232	517,221
US Bancorp	62,091	3,727,323
Wells Fargo & Co.	173,611	9,454,855
Zions Bancorp NA	7,662	381,414
		64,343,995
Beverages - 1.5%
Brown-Forman Corp., Class B	7,881	534,489
Coca-Cola Co. (The)	166,634	8,898,256
Constellation Brands, Inc., Class A	7,241	1,347,261
Molson Coors Brewing Co., Class B	8,134	410,604
Monster Beverage Corp.*	16,751	1,002,045
PepsiCo, Inc.	60,540	8,223,148
		20,415,803
Biotechnology - 1.7%
AbbVie, Inc.	64,017	5,616,211
Alexion Pharmaceuticals, Inc.*	9,709	1,106,243
Amgen, Inc.	25,967	6,094,974
Biogen, Inc.*	7,986	2,394,283
Gilead Sciences, Inc.	54,837	3,687,240
Incyte Corp.*	7,729	727,763
Regeneron Pharmaceuticals, Inc.*	3,460	1,276,740
Vertex Pharmaceuticals, Inc.*	11,129	2,467,856
		23,371,310
Building Products - 0.2%
Allegion plc	4,043	485,281
AO Smith Corp.	5,990	289,916
Fortune Brands Home & Security, Inc.	6,057	383,166
Johnson Controls International plc	34,454	1,475,665
Masco Corp.	12,533	583,411
		3,217,439
Capital Markets - 2.3%
Affiliated Managers Group, Inc.	2,193	187,217
Ameriprise Financial, Inc.	5,667	928,651
Bank of New York Mellon Corp. (The)	37,143	1,818,893
BlackRock, Inc.	5,087	2,517,607
Cboe Global Markets, Inc.	4,836	575,000
Charles Schwab Corp. (The)	50,374	2,493,513
CME Group, Inc.	15,505	3,143,329
E*TRADE Financial Corp.	9,820	435,026
Franklin Resources, Inc.	12,213	335,735
Goldman Sachs Group, Inc. (The)	14,012	3,101,556
Intercontinental Exchange, Inc.	24,266	2,285,129
Invesco Ltd.	16,680	292,901
MarketAxess Holdings, Inc.	1,635	660,246
Moody’s Corp.	7,045	1,596,890
Morgan Stanley	54,389	2,691,168
MSCI, Inc.	3,667	950,450
Nasdaq, Inc.	4,992	523,162
Northern Trust Corp.	9,305	997,868
Raymond James Financial, Inc.	5,351	480,627
S&P Global, Inc.	10,665	2,822,492
State Street Corp.	16,132	1,211,513
T. Rowe Price Group, Inc.	10,200	1,260,312
		31,309,285
Chemicals - 1.6%
Air Products & Chemicals, Inc.	9,541	2,254,824
Albemarle Corp.	4,589	300,029
Celanese Corp.	5,358	672,804
CF Industries Holdings, Inc.	9,453	436,823
Corteva, Inc.	32,427	843,751
Dow, Inc.	32,181	1,717,500
DuPont de Nemours, Inc.	32,279	2,092,002
Eastman Chemical Co.	5,932	464,891
Ecolab, Inc.	10,840	2,023,503
FMC Corp.	5,648	553,278
International Flavors & Fragrances, Inc.	4,623	652,906

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Linde plc	23,407	4,826,757
LyondellBasell Industries NV, Class A	11,177	1,034,320
Mosaic Co. (The)	15,371	292,818
PPG Industries, Inc.	10,231	1,318,162
Sherwin-Williams Co. (The)	3,555	2,073,027
		21,557,395
Commercial Services & Supplies - 0.3%
Cintas Corp.	3,594	923,874
Copart, Inc.*	8,730	776,970
Republic Services, Inc.	9,166	812,566
Rollins, Inc.	6,097	218,577
Waste Management, Inc.	16,899	1,908,066
		4,640,053
Communications Equipment - 0.8%
Arista Networks, Inc.*	2,356	459,726
Cisco Systems, Inc.	183,818	8,328,794
F5 Networks, Inc.*	2,604	379,429
Juniper Networks, Inc.	14,974	375,249
Motorola Solutions, Inc.	7,168	1,199,206
		10,742,404
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	5,867	540,292
Quanta Services, Inc.	6,156	256,336
		796,628
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,704	725,754
Vulcan Materials Co.	5,728	812,631
		1,538,385
Consumer Finance - 0.6%
American Express Co.	29,458	3,538,495
Capital One Financial Corp.	20,365	2,036,704
Discover Financial Services	13,780	1,169,509
Synchrony Financial	26,428	988,671
		7,733,379
Containers & Packaging - 0.3%
Amcor plc	70,340	721,688
Avery Dennison Corp.	3,646	475,329
Ball Corp.	14,376	949,679
International Paper Co.	17,010	788,243
Packaging Corp. of America	4,099	458,678
Sealed Air Corp.	6,691	252,452
Westrock Co.	11,143	449,397
		4,095,466
Distributors - 0.1%
Genuine Parts Co.	6,325	660,140
LKQ Corp.*	13,345	470,812
		1,130,952
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	8,691	211,887

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B*	84,904	18,704,351

Diversified Telecommunication Services - 1.7%
AT&T, Inc.	316,389	11,826,621
CenturyLink, Inc.	42,507	615,926
Verizon Communications, Inc.	179,086	10,788,141
		23,230,688
Electric Utilities - 1.6%
Alliant Energy Corp.	10,285	545,105
American Electric Power Co., Inc.	21,381	1,953,154
Duke Energy Corp.	31,548	2,781,587
Edison International	15,505	1,071,395
Entergy Corp.	8,609	1,002,002
Evergy, Inc.	10,196	645,101
Eversource Energy	14,012	1,157,952
Exelon Corp.	42,069	1,867,864
FirstEnergy Corp.	23,381	1,115,040
NextEra Energy, Inc.	21,163	4,948,333
Pinnacle West Capital Corp.	4,863	424,978
PPL Corp.	31,273	1,064,220
Southern Co. (The)	45,258	2,805,543
Xcel Energy, Inc.	22,705	1,396,130
		22,778,404
Electrical Equipment - 0.4%
AMETEK, Inc.	9,887	978,912
Eaton Corp. plc	18,186	1,682,205
Emerson Electric Co.	26,634	1,967,187
Rockwell Automation, Inc.	5,066	992,126
		5,620,430
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	12,879	1,339,416
CDW Corp.	6,266	846,223
Corning, Inc.	33,811	981,871
FLIR Systems, Inc.	5,872	314,504
IPG Photonics Corp.*	1,543	219,245
Keysight Technologies, Inc.*	8,122	869,298
TE Connectivity Ltd.	14,546	1,348,560
		5,919,117
Energy Equipment & Services - 0.3%
Baker Hughes Co.	28,107	630,159
Halliburton Co.	37,927	796,088
Helmerich & Payne, Inc.	4,738	187,293
National Oilwell Varco, Inc.	16,709	376,788
Schlumberger Ltd.	59,883	2,167,765
TechnipFMC plc	18,172	342,360
		4,500,453
Entertainment - 1.6%
Activision Blizzard, Inc.	33,212	1,821,014
Electronic Arts, Inc.*	12,761	1,288,989
Netflix, Inc.*	18,958	5,965,324
Take-Two Interactive Software, Inc.*	4,901	594,736
Viacom, Inc., Class B	15,326	368,897
Walt Disney Co. (The)	77,999	11,823,088
		21,862,048
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	4,911	798,136
American Tower Corp.	19,168	4,102,527
Apartment Investment & Management Co., Class A	6,447	346,655
AvalonBay Communities, Inc.	6,047	1,296,537
Boston Properties, Inc.	6,224	862,273
Crown Castle International Corp.	18,002	2,406,147
Digital Realty Trust, Inc.	9,021	1,091,090
Duke Realty Corp.	15,650	550,567
Equinix, Inc.	3,673	2,082,040
Equity Residential	15,094	1,284,500
Essex Property Trust, Inc.	2,846	888,464
Extra Space Storage, Inc.	5,565	590,168
Federal Realty Investment Trust	3,018	398,587
Healthpeak Properties, Inc.	21,265	741,723
Host Hotels & Resorts, Inc.	31,604	552,754
Iron Mountain, Inc.	12,432	399,316

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Kimco Realty Corp.	18,277	395,149
Macerich Co. (The)	4,771	128,483
Mid-America Apartment Communities, Inc.	4,938	672,111
Prologis, Inc.	27,328	2,501,879
Public Storage	6,502	1,369,841
Realty Income Corp.	13,779	1,055,885
Regency Centers Corp.	7,255	471,865
SBA Communications Corp.	4,897	1,157,994
Simon Property Group, Inc.	13,337	2,016,688
SL Green Realty Corp.	3,569	304,543
UDR, Inc.	12,680	609,274
Ventas, Inc.	16,133	940,715
Vornado Realty Trust	6,858	442,821
Welltower, Inc.	17,547	1,483,950
Weyerhaeuser Co.	32,255	951,845
		32,894,527
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	19,043	5,709,282
Kroger Co. (The)	34,588	945,636
Sysco Corp.	22,220	1,789,821
Walgreens Boots Alliance, Inc.	32,849	1,957,800
Walmart, Inc.	61,578	7,333,324
		17,735,863
Food Products - 0.9%
Archer-Daniels-Midland Co.	24,117	1,035,343
Campbell Soup Co.	7,302	340,054
Conagra Brands, Inc.	21,070	608,291
General Mills, Inc.	26,131	1,393,305
Hershey Co. (The)	6,450	955,632
Hormel Foods Corp.	12,023	535,384
JM Smucker Co. (The)	4,938	518,934
Kellogg Co.	10,767	701,147
Kraft Heinz Co. (The)	26,941	821,700
Lamb Weston Holdings, Inc.	6,308	529,746
McCormick & Co., Inc. (Non-Voting)	5,328	901,764
Mondelez International, Inc., Class A	62,444	3,280,808
Tyson Foods, Inc., Class A	12,759	1,146,907
		12,769,015
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	5,118	547,421

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	76,527	6,539,232
ABIOMED, Inc.*	1,965	385,494
Align Technology, Inc.*	3,147	872,789
Baxter International, Inc.	22,107	1,812,111
Becton Dickinson and Co.	11,689	3,021,606
Boston Scientific Corp.*	60,315	2,608,624
Cooper Cos., Inc. (The)	2,147	672,204
Danaher Corp.	27,645	4,035,617
DENTSPLY SIRONA, Inc.	9,707	548,834
Edwards Lifesciences Corp.*	9,005	2,205,685
Hologic, Inc.*	11,574	593,978
IDEXX Laboratories, Inc.*	3,728	937,890
Intuitive Surgical, Inc.*	4,990	2,958,571
Medtronic plc	58,093	6,470,979
ResMed, Inc.	6,221	930,662
Stryker Corp.	13,893	2,846,120
Teleflex, Inc.	2,002	707,387
Varian Medical Systems, Inc.*	3,943	527,297
Zimmer Biomet Holdings, Inc.	8,890	1,291,539
		39,966,619
Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	6,585	578,887
Anthem, Inc.	11,077	3,197,487
Cardinal Health, Inc.	12,909	710,382
Centene Corp.*	17,909	1,082,957
Cigna Corp.	16,350	3,268,692
CVS Health Corp.	56,311	4,238,529
DaVita, Inc.*	3,931	282,128
HCA Healthcare, Inc.	11,516	1,596,809
Henry Schein, Inc.*	6,420	442,338
Humana, Inc.	5,849	1,995,854
Laboratory Corp. of America Holdings*	4,230	728,787
McKesson Corp.	8,006	1,157,988
Quest Diagnostics, Inc.	5,831	621,293
UnitedHealth Group, Inc.	41,034	11,484,186
Universal Health Services, Inc., Class B	3,517	490,586
WellCare Health Plans, Inc.*	2,178	701,468
		32,578,371
Health Care Technology - 0.1%
Cerner Corp.	13,786	986,940

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	17,337	781,552
Chipotle Mexican Grill, Inc.*	1,104	898,568
Darden Restaurants, Inc.	5,318	629,864
Hilton Worldwide Holdings, Inc.	12,421	1,304,205
Las Vegas Sands Corp.	14,666	920,292
Marriott International, Inc., Class A	11,837	1,661,441
McDonald’s Corp.	32,883	6,395,086
MGM Resorts International	22,577	721,335
Norwegian Cruise Line Holdings Ltd.*	9,335	500,729
Royal Caribbean Cruises Ltd.	7,441	893,069
Starbucks Corp.	51,829	4,427,751
Wynn Resorts Ltd.	4,194	506,845
Yum! Brands, Inc.	13,175	1,326,327
		20,967,064
Household Durables - 0.3%
DR Horton, Inc.	14,572	806,560
Garmin Ltd.	6,256	611,149
Leggett & Platt, Inc.	5,693	297,858
Lennar Corp., Class A	12,314	734,530
Mohawk Industries, Inc.*	2,593	361,386
Newell Brands, Inc.	16,500	317,130
NVR, Inc.*	149	564,991
PulteGroup, Inc.	11,161	442,534
Whirlpool Corp.	2,751	393,668
		4,529,806
Household Products - 1.4%
Church & Dwight Co., Inc.	10,699	751,498
Clorox Co. (The)	5,445	807,112
Colgate-Palmolive Co.	37,151	2,519,581
Kimberly-Clark Corp.	14,904	2,032,011
Procter & Gamble Co. (The)	108,362	13,226,666
		19,336,868
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	28,744	543,549
NRG Energy, Inc.	10,954	435,202
		978,751

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Industrial Conglomerates - 1.1%
3M Co.	24,909	4,228,801
General Electric Co.	377,877	4,258,674
Honeywell International, Inc.	31,154	5,562,547
Roper Technologies, Inc.	4,503	1,622,746
		15,672,768
Insurance - 1.9%
Aflac, Inc.	32,058	1,758,061
Allstate Corp. (The)	14,254	1,587,183
American International Group, Inc.	37,666	1,983,492
Aon plc	10,212	2,079,265
Arthur J Gallagher & Co.	8,057	751,476
Assurant, Inc.	2,647	351,707
Chubb Ltd.	19,734	2,989,306
Cincinnati Financial Corp.	6,577	704,068
Everest Re Group Ltd.	1,764	478,503
Globe Life, Inc.	4,346	446,595
Hartford Financial Services Group, Inc. (The)	15,656	968,480
Lincoln National Corp.	8,668	511,845
Loews Corp.	11,260	573,134
Marsh & McLennan Cos., Inc.	21,923	2,369,219
MetLife, Inc.	34,465	1,720,148
Principal Financial Group, Inc.	11,227	618,608
Progressive Corp. (The)	25,315	1,849,261
Prudential Financial, Inc.	17,406	1,629,550
Travelers Cos., Inc. (The)	11,275	1,541,518
Unum Group	9,034	277,705
Willis Towers Watson plc	5,585	1,097,117
		26,286,241
Interactive Media & Services - 4.1%
Alphabet, Inc., Class A*	12,970	16,914,047
Alphabet, Inc., Class C*	13,085	17,075,402
Facebook, Inc., Class A*	104,166	21,004,032
TripAdvisor, Inc.	4,546	129,106
Twitter, Inc.*	33,471	1,034,589
		56,157,176
Internet & Direct Marketing Retail - 2.7%
Amazon.com, Inc.*	17,991	32,398,193
Booking Holdings, Inc.*	1,841	3,505,319
eBay, Inc.	34,139	1,212,617
Expedia Group, Inc.	6,055	615,552
		37,731,681
IT Services - 4.5%
Accenture plc, Class A	27,588	5,549,602
Akamai Technologies, Inc.*	7,144	622,385
Alliance Data Systems Corp.	1,774	189,658
Automatic Data Processing, Inc.	18,789	3,208,786
Broadridge Financial Solutions, Inc.	4,948	612,117
Cognizant Technology Solutions Corp., Class A	23,914	1,533,127
DXC Technology Co.	11,343	423,434
Fidelity National Information Services, Inc.	26,562	3,669,540
Fiserv, Inc.*	24,716	2,872,988
FleetCor Technologies, Inc.*	3,748	1,150,336
Gartner, Inc.*	3,903	626,275
Global Payments, Inc.	12,992	2,352,851
International Business Machines Corp.	38,358	5,157,233
Jack Henry & Associates, Inc.	3,334	506,568
Leidos Holdings, Inc.	5,853	531,687
Mastercard, Inc., Class A	38,656	11,296,443
Paychex, Inc.	13,848	1,192,590
PayPal Holdings, Inc.*	50,949	5,503,002
VeriSign, Inc.*	4,510	860,237
Visa, Inc., Class A	74,777	13,797,104
Western Union Co. (The)	18,354	493,356
		62,149,319
Leisure Products - 0.0%(b)
Hasbro, Inc.	5,453	554,570

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	13,400	1,082,318
Illumina, Inc.*	6,365	2,041,638
IQVIA Holdings, Inc.*	7,888	1,151,490
Mettler-Toledo International, Inc.*	1,066	766,891
PerkinElmer, Inc.	4,810	446,849
Thermo Fisher Scientific, Inc.	17,340	5,443,893
Waters Corp.*	2,891	642,004
		11,575,083
Machinery - 1.3%
Caterpillar, Inc.	24,360	3,525,623
Cummins, Inc.	6,832	1,249,300
Deere & Co.	13,634	2,291,194
Dover Corp.	6,297	701,990
Flowserve Corp.	5,680	276,616
Fortive Corp.	12,785	922,693
IDEX Corp.	3,284	534,438
Illinois Tool Works, Inc.	12,746	2,222,010
Ingersoll-Rand plc	10,460	1,371,411
PACCAR, Inc.	14,998	1,220,387
Parker-Hannifin Corp.	5,561	1,105,471
Pentair plc	7,276	322,691
Snap-on, Inc.	2,391	383,660
Stanley Black & Decker, Inc.	6,570	1,036,352
Westinghouse Air Brake Technologies Corp.	7,885	619,524
Xylem, Inc.	7,795	604,190
		18,387,550
Media - 1.1%
CBS Corp. (Non-Voting), Class B	14,169	572,144
Charter Communications, Inc., Class A*	7,001	3,290,540
Comcast Corp., Class A	196,386	8,670,442
Discovery, Inc., Class A*	6,843	225,409
Discovery, Inc., Class C*	15,023	458,502
DISH Network Corp., Class A*	10,981	375,221
Fox Corp., Class A	15,347	548,809
Fox Corp., Class B	7,030	245,909
Interpublic Group of Cos., Inc. (The)	16,767	375,581
News Corp., Class A	16,698	215,070
News Corp., Class B	5,273	69,445
Omnicom Group, Inc.	9,419	748,622
		15,795,694
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	62,823	714,926
Newmont Goldcorp Corp.	35,501	1,363,238
Nucor Corp.	13,127	739,838
		2,818,002
Multiline Retail - 0.4%
Dollar General Corp.	11,131	1,751,574
Dollar Tree, Inc.*	10,246	937,103
Kohl’s Corp.	6,890	323,899

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Macy’s, Inc.(c)	13,376	204,920
Nordstrom, Inc.	4,628	176,651
Target Corp.	22,123	2,765,596
		6,159,743
Multi-Utilities - 0.9%
Ameren Corp.	10,643	791,094
CenterPoint Energy, Inc.	21,746	534,082
CMS Energy Corp.	12,288	753,254
Consolidated Edison, Inc.	14,382	1,249,652
Dominion Energy, Inc.	35,588	2,957,718
DTE Energy Co.	7,937	991,649
NiSource, Inc.	16,166	427,591
Public Service Enterprise Group, Inc.	21,894	1,298,533
Sempra Energy	11,888	1,750,746
WEC Energy Group, Inc.	13,658	1,210,782
		11,965,101
Oil, Gas & Consumable Fuels - 3.1%
Apache Corp.	16,279	362,696
Cabot Oil & Gas Corp.	18,116	288,769
Chevron Corp.	82,200	9,628,086
Cimarex Energy Co.	4,393	201,946
Concho Resources, Inc.	8,707	631,780
ConocoPhillips	48,068	2,881,196
Devon Energy Corp.	17,502	383,119
Diamondback Energy, Inc.	7,060	546,020
EOG Resources, Inc.	25,129	1,781,646
Exxon Mobil Corp.	183,204	12,481,688
Hess Corp.	11,206	695,781
HollyFrontier Corp.	6,556	337,962
Kinder Morgan, Inc.	84,298	1,653,084
Marathon Oil Corp.	34,815	405,595
Marathon Petroleum Corp.	28,505	1,728,543
Noble Energy, Inc.	20,708	429,898
Occidental Petroleum Corp.	38,730	1,493,816
ONEOK, Inc.	17,881	1,270,445
Phillips 66	19,422	2,228,092
Pioneer Natural Resources Co.	7,237	925,178
Valero Energy Corp.	17,943	1,713,377
Williams Cos., Inc. (The)	52,480	1,192,346
		43,261,063
Personal Products - 0.1%
Coty, Inc., Class A	12,736	146,974
Estee Lauder Cos., Inc. (The), Class A	9,579	1,872,407
		2,019,381
Pharmaceuticals - 3.6%
Allergan plc	14,204	2,626,888
Bristol-Myers Squibb Co.	101,516	5,780,321
Eli Lilly & Co.	36,786	4,316,837
Johnson & Johnson	114,274	15,711,532
Merck & Co., Inc.	110,863	9,665,036
Mylan NV*	22,337	419,489
Perrigo Co. plc	5,891	301,796
Pfizer, Inc.	239,491	9,225,193
Zoetis, Inc.	20,678	2,492,113
		50,539,205
Professional Services - 0.3%
Equifax, Inc.	5,234	730,876
IHS Markit Ltd.*	17,367	1,261,713
Nielsen Holdings plc	15,400	301,070
Robert Half International, Inc.	5,090	296,238
Verisk Analytics, Inc.	7,080	1,044,158
		3,634,055
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	14,563	830,382

Road & Rail - 0.8%
CSX Corp.	34,561	2,472,494
JB Hunt Transport Services, Inc.	3,698	427,563
Kansas City Southern	4,355	663,789
Norfolk Southern Corp.	11,405	2,206,867
Union Pacific Corp.	30,506	5,368,751
		11,139,464
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc.*	47,003	1,840,167
Analog Devices, Inc.	15,995	1,806,635
Applied Materials, Inc.	39,998	2,315,884
Broadcom, Inc.	17,236	5,450,196
Intel Corp.	191,816	11,134,919
KLA Corp.	6,896	1,129,979
Lam Research Corp.	6,258	1,669,822
Maxim Integrated Products, Inc.	11,746	665,646
Microchip Technology, Inc.	10,307	974,424
Micron Technology, Inc.*	47,794	2,270,693
NVIDIA Corp.	26,369	5,715,217
Qorvo, Inc.*	5,100	531,471
QUALCOMM, Inc.	49,441	4,130,795
Skyworks Solutions, Inc.	7,435	730,860
Texas Instruments, Inc.	40,425	4,859,489
Xilinx, Inc.	10,938	1,014,828
		46,241,025
Software - 5.7%
Adobe, Inc.*	21,019	6,506,011
ANSYS, Inc.*	3,642	927,581
Autodesk, Inc.*	9,508	1,719,997
Cadence Design Systems, Inc.*	12,130	852,133
Citrix Systems, Inc.	5,328	601,052
Fortinet, Inc.*	6,145	645,901
Intuit, Inc.	11,261	2,915,360
Microsoft Corp.	330,609	50,047,590
NortonLifeLock, Inc.	24,620	613,038
Oracle Corp.	95,330	5,351,826
salesforce.com, Inc.*	37,974	6,185,585
ServiceNow, Inc.*	8,117	2,297,436
Synopsys, Inc.*	6,507	917,747
		79,581,257
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	3,091	485,534
AutoZone, Inc.*	1,062	1,250,951
Best Buy Co., Inc.	10,043	809,867
CarMax, Inc.*	7,170	697,354
Gap, Inc. (The)	9,275	154,058
Home Depot, Inc. (The)	47,419	10,456,364
L Brands, Inc.	10,053	192,414
Lowe’s Cos., Inc.	33,418	3,920,266
O’Reilly Automotive, Inc.*	3,313	1,465,274
Ross Stores, Inc.	15,791	1,834,125
Tiffany & Co.	4,707	629,797
TJX Cos., Inc. (The)	52,346	3,199,911
Tractor Supply Co.	5,164	487,688
Ulta Beauty, Inc.*	2,548	595,875
		26,179,478
Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	183,937	49,157,163

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Hewlett Packard Enterprise Co.	56,532	894,901
HP, Inc.	64,166	1,288,453
NetApp, Inc.	10,301	624,138
Seagate Technology plc	10,251	611,780
Western Digital Corp.	12,817	645,080
Xerox Holdings Corp.	8,240	320,783
		53,542,298
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd.*	6,563	243,750
Hanesbrands, Inc.	15,655	235,921
NIKE, Inc., Class B	54,205	5,067,625
PVH Corp.	3,210	311,242
Ralph Lauren Corp.	2,245	240,978
Tapestry, Inc.	12,420	333,974
Under Armour, Inc., Class A*	8,147	153,897
Under Armour, Inc., Class C*	8,415	145,579
VF Corp.	14,137	1,251,690
		7,984,656
Tobacco - 0.7%
Altria Group, Inc.	80,887	4,020,084
Philip Morris International, Inc.	67,367	5,586,745
		9,606,829
Trading Companies & Distributors - 0.1%
Fastenal Co.	24,829	881,926
United Rentals, Inc.*	3,341	511,340
WW Grainger, Inc.	1,914	606,642
		1,999,908
Water Utilities - 0.1%
American Water Works Co., Inc.	7,822	946,697

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	13,689	1,075,271

TOTAL COMMON STOCKS (Cost $1,135,191,438)		1,130,030,765

Number of Rights

RIGHTS - 0.0%(b)

Media - 0.0%(b)
DISH Network Corp., expiring 12/9/2019* (Cost $—)	3	2

Shares

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class 1.55% (Cost $117,840)	117,840	117,840

	Principal Amount ($)

SHORT-TERM INVESTMENTS - 14.7%

REPURCHASE AGREEMENTS(e) - 14.7%
Repurchase Agreements with various counterparties, rates 1.25% - 1.63%, dated 11/29/2019, due 12/2/2019, total to be received $203,929,237 (Cost $203,902,214)	203,902,214	203,902,214

Total Investments - 96.3% (Cost $1,339,211,492)		1,334,050,821
Other Assets Less Liabilities - 3.7%		51,714,525
Net Assets - 100.0%		1,385,765,346

See accompanying notes to the financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $369,146,434.
(b)	Represents less than 0.05% of net assets.
(c)

The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 was $112,832, collateralized in the form of cash with a value of $117,840 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(d)	The security was purchased with cash collateral held from securities on loan at November 30, 2019. The total value of securities purchased was $117,840.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2019, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,915,088
Aggregate gross unrealized depreciation	(57,606,054)
Net unrealized appreciation	$25,309,034
Federal income tax cost	$1,354,830,481

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2019:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	621	12/20/2019	USD	$97,551,338	$2,112,932

Swap Agreements(1)

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2019:

Notional Amount ($)	Termination Date(2)	Counterparty	Rate Paid (Received)(3)	Underlying Instrument	Value and Unrealized Appreciation(4) ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount(5) ($)
17,414,526	12/7/2020	Bank of America NA	2.06%	SPDR® S&P 500® ETF Trust	375,188
272,547,292	12/7/2020	Bank of America NA	1.96%	S&P 500®	5,805,291
289,961,818					6,180,479	(6,180,479)	—	—
413,104,831	11/8/2021	BNP Paribas SA	2.31%	S&P 500®	2,731,647	(2,731,647)	—	—

161,964,634	11/6/2020	Citibank NA	2.09%	S&P 500®	3,399,663	—	(3,399,663)	—

81,819,388	11/8/2021	Credit Suisse International	2.01%	S&P 500®	705,312	—	(705,312)	—

13,060,365	12/7/2020	Goldman Sachs International	2.04%	SPDR® S&P 500® ETF Trust	281,455
475,280,530	12/7/2020	Goldman Sachs International	2.14%	S&P 500®	9,960,047
488,340,895					10,241,502	(10,241,502)	—	—
5,931,729	1/6/2021	Morgan Stanley & Co. International plc	2.16%	SPDR® S&P 500® ETF Trust	127,394
24,110,282	12/2/2019	Morgan Stanley & Co. International plc	2.26%	S&P 500®	722,028
30,042,011					849,422	(849,422)	—	—
654,765,550	1/6/2021	Societe Generale	2.11%	S&P 500®	14,554,570	(14,554,570)	—	—

809,763,490	11/8/2021	UBS AG	2.26%	S&P 500®	5,313,167	(5,306,967)	(6,200)	—

2,929,762,617					43,975,762
				Total Unrealized Appreciation	43,975,762

(1)	The Fund’s Swap Agreements are not accounted for as hedging instruments under ASC 815.
(2)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(3)

Reflects the floating financing rate, as of November 30, 2019, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

(4)

The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statements of Assets and Liabilities.

(5)

Represents the “uncollateralized” amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral.  To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

(b)         Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)         File the exhibits listed below as part of this Form.

(1)         Not required for this filing.

(2)         Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3)         Not applicable.

(4)         Not applicable.

(b)         Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
February 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
February 6, 2020

By:	/s/ Troy A. Sheets
Troy Sheets
Treasurer
February 6, 2020